UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-22811

Bridge Builder Trust
(Exact name of registrant as specified in charter)

Bridge Builder Trust
12555 Manchester Road
Des Peres, MO, 63131
(Address of principal executive offices)

Evan S. Posner, Secretary
Bridge Builder Trust
c/o 12555 Manchester Road
Des Peres, MO 63131
(Name and address of Agent for service)

Registrant’s telephone number, including area code: (314)
515-3289
Date of fiscal year end: June 30
Date of reporting period: June 30, 2024
Form
N-CSR
is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule
30e-1
under the Investment Company Act of 1940 (17 CFR
270.30e-1).
The Commission may use the information provided on Form
N-CSR
in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form
N-CSR,
and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form
N-CSR
unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  REPORT TO SHAREHOLDERS
The following is a copy of the Registrant’s annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR
270.30e-1).

BRIDGE BUILDER CORE BOND FUND	TICKER BBTBX

June 30, 2024

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Core Bond Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Core Bond Fund	$12	0.12%
How did the Fund perform last year? What affected the Fund’s performance?
The Fund
returned
3.65% during the fiscal year
ended
June 30, 2024. The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned
2.63% over the same period.
A 25 basis point (“bps”, 1bps equal 0.01%) hike in July of 2023 capped off the U.S. Federal Reserve’s most aggressive rate hiking cycle in recent memory as it sought to reduce inflation toward its 2% long term target
. Weakening inflation data in late 2023 renewed the optimism of market participants that inflation could be tamed. This resulted in the market pricing in numerous rate cuts heading into 2024. The first quarter of 2024 saw a reversal of that sentiment as rates rose on unexpectedly strong economic and inflation
data in February and March, resulting in a resetting of expectations as the market came to terms with the potential for interest rates to remain elevated.
Altogether, the 10-Year U.S. Treasury rate rose from
3.81
% on June 30, 2023, to 4.37% on June 30, 2024, and while interest rate volatility moderated, it remained elevated relative to recent history. The yield curve remained inverted throughout the fiscal year, meaning that short-term rates were higher than long-term rates. Meanwhile, corporate credit spreads narrowed over the period, particularly within U.S. high-yield, leading to gains for U.S. corporate bonds and other credit-sensitive areas of the market. Emerging market debt also performed well, while the non-U.S. developed bond market closed the fiscal year with modest losses. The U.S. dollar appreciated marginally relative to most other developed-markets currencies during this time.
Against this backdrop, the Fund outperformed its benchmark by 1.02% for the fiscal year. The outperformance was primarily driven by an underweight to U.S. Treasuries and security selection.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund for the most recently completed 10 fiscal years. It compares the Fund’s return to a hypothetical $10,000 investment in the Bloomberg U.S. Aggregate Bond Index, an index representing the overall United States investment-grade bond market.

Average annual total returns:	1 Year	5 Years	10 Years

Bridge Builder Core Bond Fund	3.65%	0.43%	1.87%

Bloomberg U.S. Aggregate Bond Index	2.63%	-0.23%	1.35%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit
www.bridgebuildermutualfunds.com/literature
for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER CORE BOND FUND	TICKER BBTBX

June 30, 2024

Key Fund Statistics:

Total Net Assets (000s)	$17,072,257

Number of Portfolio Holdings*	4,879

Portfolio Turnover through the Reporting Period	127%

Net Advisory Fee (000s)	$17,486
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)

Credit Quality Allocation (% of Investments)**

*	Amounts presented do not include derivative positions.
**
The Fund considers investment grade securities to be those securities that are rated at or above Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by Standard & Poor’s Corporation (“S&P”), or an equivalent rating by another nationally recognized securities rating organization (“
NRSRO
”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Securities that are unrated are listed as such. If a security had multiple ratings that were not identical, the highest rating was used.

Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semiannual Tailored Shareholder Report to those addresses shared by two or more accounts
.
If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000261	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER CORE PLUS BOND FUND	TICKER BBCPX

June 30, 2024

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Core Plus Bond Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Core Plus Bond Fund	$21	0.21%
How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 3.86% during the fiscal year ended June 30, 2024. The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 2.63% during the same period.
A 25 basis point ("bps", 1bps equal 0.01%) hike in July of 2023 capped off the U.S. Federal Reserve’s most aggressive rate hiking cycle in recent memory as it sought to reduce inflation toward its 2% long term target. Weakening inflation data in late 2023 renewed the optimism of market participants that inflation could be tamed. This resulted in the market pricing in numerous rate cuts heading into 2024. The first quarter of 2024 saw a reversal of that sentiment as rates rose on unexpectedly strong economic and inflation data in February and March, resulting in a resetting of expectations as the market came to terms with the potential for interest rates to remain elevated.
Altogether, the 10-Year U.S. Treasury rate rose from 3.81% on June 30, 2023, to 4.37% on June 30, 2024, and while interest rate volatility moderated, it remained elevated relative to recent history. The yield curve remained inverted throughout the fiscal year, meaning that short-term rates were higher than long-term rates. Meanwhile, corporate credit spreads narrowed over the period, particularly within U.S. high-yield, leading to gains for U.S. corporate bonds and other credit-sensitive areas of the market. Emerging market debt also performed well, while the non-U.S. developed bond market closed the fiscal year with modest losses. The U.S. dollar appreciated marginally relative to most other developed-markets currencies during this time.
Against this backdrop, the Fund outperformed its benchmark by 1.23% for the fiscal year. The Fund’s selection within corporate bonds and the securitized sectors were contributors to its outperformance. The Fund’s underweight to U.S. Treasuries also contributed to relative results.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (July 13, 2015) to June 30, 2024. It compares the Fund’s return to a hypothetical $10,000 investment in the Bloomberg U.S. Aggregate Bond Index, an index representing the overall United States investment-grade bond market.

Average annual total returns:	1 Year	5 Years	Since Inception (7/13/2015)
Bridge Builder Core Plus Bond Fund	3.86%	0.79%	2.09%

Bloomberg U.S. Aggregate Bond Index	2.63%	-0.23%	1.33%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit
www.bridgebuildermutualfunds.com/literature
for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER CORE PLUS BOND FUND	TICKER BBCPX

June 30, 2024

Key Fund Statistics:

Total Net Assets (000s)	$34,361,250

Number of Portfolio Holdings*	4,486

Portfolio Turnover through the Reporting Period	331%

Net Advisory Fee (000s)	$41,345
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)

Credit Quality Allocation (% of Investments)**

*	Amounts presented do not include derivative positions.
†	A zero balance.
**
The Fund considers investment grade securities to be those securities that are rated at or above Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by Standard & Poor’s Corporation (“S&P”), or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Securities that are unrated are listed as such. If a security had multiple ratings that were not identical, the highest rating was used.

Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies
thirty days after your request is received.

Bridge Builder Mutual Funds BBT000262	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER MUNICIPAL BOND FUND	TICKER BBMUX

June 30, 2024

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Municipal Bond Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Municipal Bond Fund	$13	0.13%
How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 4.11% during the fiscal year ended June 30, 2024. The Fund outperformed its benchmark, the Bloomberg Municipal
1-15
Year Index, which returned 2.69% during the same period.
A 25 basis point (“bps”, 1bps equal 0.01%) hike in July of 2023 capped off the U.S. Federal Reserve’s most aggressive rate hiking cycle in recent memory as it sought to reduce inflation toward its 2% long term target. Weakening inflation data in late 2023 renewed the optimism of market participants that inflation could be tamed. This resulted in the market pricing in numerous rate cuts heading into 2024. The first quarter of 2024 saw a reversal of that sentiment as rates rose on unexpectedly strong economic and inflation data in February and March, resulting in a resetting of expectations as the market came to terms with the potential for interest rates to remain elevated.
Altogether, the
10-Year
U.S. Treasury rate rose from 3.81% on June 30, 2023, to 4.37% on June 30, 2024, and while interest rate volatility moderated, it remained elevated relative to recent history. The yield curve remained inverted throughout the fiscal year, meaning that short-term rates were higher than long-term rates. Meanwhile, corporate credit spreads narrowed over the period, particularly within U.S. high-yield, leading to gains for U.S. corporate bonds and other credit-sensitive areas of the market. Emerging market debt also performed well, while the
non-U.S.
developed bond market closed the fiscal year with modest losses. The U.S. dollar appreciated marginally relative to most other developed-markets currencies during this time.
The second half of 2023 saw municipal bond yields shift lower as inflation declined, but municipal bond prices were pressured by material outflows from the asset class. Conversely, during the first half of 2024, while municipal bonds faced pressure from increasing interest rates similar to the taxable bond market, this was partially offset by a supportive technical environment, including material inflows into the municipal market that helped to support bond prices. The
10-year
AAA municipal yield closed the fiscal year on June 30, 2024 roughly 30 bps higher compared to June 30, 2023.
Against this backdrop, the Fund outperformed its benchmark by 1.42% for the fiscal year. The Fund’s selection within general obligation and revenue bond sectors, along with its yield curve positioning, were primary contributors.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (September 14, 2015) to June 30, 2024. It compares the Fund’s return to a hypothetical $10,000 investment in the Bloomberg Municipal Bond Index, an index representing the overall applicable tax-exempt bond market, and to the Bloomberg Municipal 1-15 Year Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average annual total returns:	1 Year	5 Years	Since Inception (9/14/2015)
Bridge Builder Municipal Bond Fund	4.11%	1.37%	2.25%
Bloomberg Municipal Bond Index	3.21%	1.16%	2.29%
Bloomberg Municipal 1-15 Year Index	2.69%	1.16%	2.05%
Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the Bloomberg Municipal 1-15 Year Index to the Bloomberg Municipal Bond
Index
.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit
www.bridgebuildermutualfunds.com/literature
for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER MUNICIPAL BOND FUND	TICKER BBMUX

June 30, 2024

Key Fund Statistics:

Total Net Assets (000s)	$14,580,949

Number of Portfolio Holdings*	4,494

Portfolio Turnover through the Reporting Period	31%

Net Advisory Fee (000s)	$14,486
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)

Credit Quality Allocation (% of Investments)**

State Allocation (% of Long-Term Investments)

*	Amounts presented do not include derivative positions.
**
The Fund considers investment grade securities to be those securities that are rated at or above Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by Standard & Poor’s Corporation (“S&P”), or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Securities that are unrated are listed as such. If a security had multiple ratings that were not identical, the highest rating was used.

Availability of Additional Information
You can find additional information on the Fund’s
website
,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund
may
mail only one copy of the prospectus, Statement of Additional Information and each annual
& semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000263	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND	TICKER BBMHX

June 30, 2024

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Municipal High-Income Bond Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Municipal High-Income Bond Fund	$21	0.20%
How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 7.06% during the fiscal year ended June 30, 2024. The Fund outperformed its benchmark, the Bloomberg Municipal 65% High-Grade/35% High-Yield Index, which returned 5.18% during the same period.
A 25 basis point (“bps”, 1bps equal 0.01%) hike in July of 2023 capped off the U.S. Federal Reserve’s most aggressive rate hiking cycle in recent memory as it sought to reduce inflation toward its 2% long term target. Weakening inflation data in late 2023 renewed the optimism of market participants that inflation could be tamed. This resulted in the market pricing in numerous rate cuts heading into 2024. The first quarter of 2024 saw a reversal of that sentiment as rates rose on unexpectedly strong economic and inflation data in February and March, resulting in a resetting of expectations as the market came to terms with the potential for interest rates to remain elevated.
Altogether, the
10-Year
U.S. Treasury rate rose from 3.81% on June 30, 2023, to 4.37% on June 30, 2024, and while interest rate volatility moderated, it remained elevated relative to recent history. The yield curve remained inverted throughout the fiscal year, meaning that short-term rates were higher than long-term rates. Meanwhile, corporate credit spreads narrowed over the period, particularly within U.S. high-yield, leading to gains for U.S. corporate bonds and other credit-sensitive areas of the market. Emerging market debt also performed well, while the
non-U.S.
developed bond market closed the fiscal year with modest losses. The U.S. dollar appreciated marginally relative to most other developed-markets currencies during this time.
The second half of 2023 saw municipal bond yields shift lower as inflation declined, but municipal bond prices were pressured by material outflows from the asset class. Conversely, during the first half of 2024, while municipal bonds faced pressure from increasing interest rates, this was partially offset by a supportive technical environment, including material inflows into the municipal market that supported bond prices. The
10-year
AAA municipal yield closed the fiscal year on June 30, 2024 roughly 30 bps higher compared to June 30, 2023.
Against this backdrop, the Fund outperformed its benchmark by 1.88% for the fiscal year. The Fund’s selection within revenue bond sectors, particularly utility and healthcare sub-sectors,
were contributors to outperformance. While the Fund’s overall duration positioning was a headwind to relative results, this was partially offset by its yield curve positioning.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (April 13, 2023) to
June
30, 2024. It compares the Fund’s return to a hypothetical $10,000 investment in the Bloomberg Municipal Bond Index, an index representing the overall applicable tax-exempt bond market, and to the Bloomberg Municipal 65% High-Grade/35% High Yield Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average annual total returns:	1 Year	Since Inception (4/13/2023)

Bridge Builder Municipal High-Income Bond Fund	7.06%	5.79%

Bloomberg Municipal Bond Index	3.21%	1.58%

Bloomberg Municipal 65% High-Grade/35% High-Yield Index	5.18%	3.53%
Pursuant to new regulatory requirements, the Fund’s broad-
based
securities market index has changed from the Bloomberg Municipal 65% High-Grade/35% High Yield Index to the Bloomberg Municipal Bond Index.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit
www.bridgebuildermutualfunds.com/literature
for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND	TICKER BBMHX

June 30, 2024

Key Fund Statistics:

Total Net Assets (000s)	$3,166,047

Number of Portfolio Holdings*	2,448

Portfolio Turnover through the Reporting Period	19%

Net Advisory Fee (000s)	$3,512
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)

Credit Quality Allocation (% of Investments)**

State Allocation (% of Long-Term Investments)

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
The Fund considers investment grade securities to be those securities that are rated at or above Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by Standard & Poor’s Corporation (“S&P”), or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”). Securities that are unrated are listed as such. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. If a security had multiple ratings that were not identical, the highest rating was used.

Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including
its
:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of
the
prospectus, Statement of Additional Information and each annual & semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000264	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER LARGE CAP GROWTH FUND	TICKER BBGLX

June 30, 2024

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Large Cap Growth Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Large Cap Growth Fund	$20	0.18%
How did the Fund perform last year? What affected the Fund’s performance?
For the fiscal year ended June 30, 2024, the Fund returned 25.06%, underperforming its benchmark, the Russell 1000
®
Growth Index, which returned 33.48%.
For the year, large-capitalization growth stocks experienced narrow market returns, where the top five performing names within the benchmark contributed 63% of the Index’s overall returns. When viewed from a sector perspective, communication services and technology contributed roughly 74% of overall returns, further exemplifying the narrowness of the top five names by sector.
Despite strong returns on an absolute basis, it was a difficult environment for the Fund to keep pace with its Index. Compared to the Russell 1000
®
Growth Index, the Fund’s relative underperformance was driven by both sector allocation and stock selection. Within sector allocation, the Fund’s overweight to financials and underweights to technology and communication services weighed on relative returns. From a stock selection perspective, underweights to NVIDIA and Meta were significant headwinds. Given the strong market performance over the trailing year, the Fund’s modest cash position also created a drag on relative performance versus the benchmark.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (April 27, 2015) to June 30, 2024. It compares the Fund’s return to a hypothetical $10,000 investment in the Russell 3000
®
Index, an index representing the overall United States equity market, and to the Russell 1000
®
Growth Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average annual total returns:	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Large Cap Growth Fund	25.06%	15.07%	13.42%
Russell 3000 ® Index	23.13%	14.14%	12.25%
Russell 1000 ® Growth Index	33.48%	19.34%	16.36%
Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the Russell 1000
®
Growth Index to the Russell 3000
®
Index
.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit
www.bridgebuildermutualfunds.com/literature
for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER LARGE CAP GROWTH FUND	TICKER BBGLX

June 30, 2024

Key Fund Statistics:

Total Net Assets (000s)	$24,991,456

Number of Portfolio Holdings*	383

Portfolio Turnover through the Reporting Period	24%

Net Advisory Fee (000s)	$40,931
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000265	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER LARGE CAP VALUE FUND	TICKER BBVLX

June 30, 2024

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Large Cap Value Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Large Cap Value Fund	$25	0.23%
How did the Fund perform last year? What affected the Fund’s performance?
For the fiscal year ended June 30, 2024, the Fund returned 15.15%, outperforming its benchmark, the Russell 1000
®
Value Index, which returned 13.06%.
For the fiscal year, within large-capitalization value stocks, four of the sectors led the broad market, while seven lagged. Financials, technology, industrials and energy were the top performing sectors, with financials significantly outperforming other sectors of the market and contributing to roughly 46% of the overall benchmark returns. In addition, within the overall large capitalization portion of the market, value stocks underperformed growth stocks for the one-year period.
Compared to its benchmark, the Fund’s relative outperformance was driven by strong stock selection as it was a positive tailwind in eight of the eleven market sectors. Stock selection within communication services, technology and materials sectors were the largest contributors to the Fund’s outperformance.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (April 27, 2015) to June 30, 2024. It compares the Index Fund’s return to a hypothetical $10,000 investment in the Russell 3000
®
Index, an index representing the overall United States equity market, and to the Russell 1000
®
Value Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average annual total returns:	1 Year	5 Years	Since Inception (4/27/2015)

Bridge Builder Large Cap Value Fund	15.15%	11.76%	10.19%
Russell 3000 ® Index	23.13%	14.14%	12.25%
Russell 1000 ® Value Index	13.06%	9.01%	8.37%
Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the Russell 1000
®
Value Index to the Russell 3000
®
Index.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit
www.bridgebuildermutualfunds.com/literature
for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER LARGE CAP VALUE FUND	TICKER BBVLX

June 30, 2024

Key Fund Statistics:

Total net assets (000s)	$21,124,118

Number of portfolio holdings*	957

Portfolio Turnover through the Reporting Period	20%

Net Advisory Fee (000s)	$40,492
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies
thirty days after your request is
received
.

Bridge Builder Mutual Funds BBT000266	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER TAX MANAGED LARGE CAP FUND	TICKER BBTLX

June 30, 2024

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Tax Managed Large Cap Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Tax Managed Large Cap Fund	$28	0.25%
How did the Fund perform last year? What affected the Fund’s performance?
For the fiscal year ended June 30, 2024, the Fund returned 25.17%, outperforming its benchmark, the S&P 500 Index, which returned 24.56% for the period.
For the year, within large-capitalization stocks, approximately half of the benchmark’s performance came from the technology sector’s roughly 42% return, contributing nearly 12% of the benchmark’s 24.56% return. The technology sector’s significant outperformance and its 29% weight in the benchmark created a challenging market environment for other sectors to keep up with the performance of the benchmark overall. Only one other sector, communication services, was able to outperform the broader market, while the other nine lagged. Real estate, utilities and materials were the worst performing sectors for the year. In addition, within the overall large-capitalization portion of the market, value stocks underperformed growth stocks for the 1-year period.
Against this backdrop, the Fund managed to outperform its benchmark through strong stock selection. While the concentrated performance within the technology sector was a headwind, the Fund’s strong stock selection in industrials, consumer discretionary and financials more than offset it, supporting the Fund’s modest outperformance for the fiscal year.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (June 1, 2022) to June 30, 2024. It compares the Fund’s return to a hypothetical $10,000 investment in the Russell 3000
®
Index, an index representing the overall United States equity market, and to the S&P 500 Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average annual total returns:	1 Year	Since Inception (6/1/2022)

Bridge Builder Tax Managed Large Cap Fund	25.17%	17.06%
Russell 3000 ® Index	23.13%	15.61%
S&P 500 Index	24.56%	16.63%
Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the S&P 500 Index to the Russell 3000
®
Index.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit
www.bridgebuildermutualfunds.com/literature
for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER TAX MANAGED LARGE CAP FUND	TICKER BBTLX

June 30, 2024

Key Fund Statistics:

Total Net Assets (000s)	$4,462,790

Number of Portfolio Holdings*	391

Portfolio Turnover through the Reporting Period	22%

Net Advisory Fee (000s)	$7,165
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000267	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER SMALL/MID CAP GROWTH FUND	TICKER BBGSX

June 30, 2024

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Small/Mid Cap Growth Fund	$38	0.36%
How did the Fund perform last year? What affected the Fund’s performance?
For the fiscal year ended June 30, 2024, the Fund returned 13.12%, while its benchmark, the Russell 2500
®
Growth Index, returned 9.02% for the period, which resulted in overall outperformance.
For the year,
mid-capitalization
stocks outperformed small-capitalization stocks. Within the investment universe, strongest performers included energy, consumer staples and utilities. The communication services and health care sectors were the weakest performers. Relative investment style performance across the mid-
and small-capitalization segments of the market was mixed: within the mid-capitalization
segment of the market, growth stocks outperformed value stocks; while within the small-capitalization segments of the market, value stocks outperformed growth stocks.
Compared to its benchmark, the Fund’s relative outperformance was driven by strong stock selection within certain sectors. Stock selection within information technology, communication services, consumer discretionary, and industrials sectors contributed to performance. These contributors offset the weaker stock selection in consumer staples, the underweight to energy, and the overweight to communication services.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (April 27, 2015) to June 30, 2024. It compares the Fund’s return to a hypothetical $10,000 investment in the Russell 3000
®
Index, an index representing the overall United States equity market, and to the Russell 2500
®
Growth Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average annual total returns:	1 Year	5 Years	Since Inception (4/27/2015)

Bridge Builder Small/Mid Cap Growth Fund	13.12%	8.21%	9.39%

Russell 3000 ® Index	23.13%	14.14%	12.25%

Russell 2500 ® Growth Index	9.02%	7.58%	8.36%
Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the Russell 2500
®
Growth Index to the Russell 3000
®
Index.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit
www.bridgebuildermutualfunds.com/literature
for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER SMALL/MID CAP GROWTH FUND	TICKER BBGSX

June 30, 2024

Key Fund Statistics:

Total Net Assets (000s)	$8,336,645

Number of Portfolio Holdings*	1,552

Portfolio Turnover through the Reporting Period	66%

Net Advisory Fee (000s)	$25,707
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000268	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER SMALL/MID CAP VALUE FUND	TICKER BBVSX

June 30, 2024

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Small/Mid Cap Value Fund	$42	0.39%
How did the Fund perform last year? What affected the Fund’s performance?
For the fiscal year ended June 30, 2024, the Fund returned 13.28%, outperforming its benchmark, the Russell 2500
®
Value Index, which returned 11.24% for the period.
For the year,
mid-capitalization
stocks outperformed small-capitalization stocks. Within the investment universe, strongest performers included the energy, financials and utilities. The communication services and health care were the weakest performers. Relative investment style performance across the mid-
and small-capitalization segments of the market was mixed: within the mid-capitalization
segment of the market, growth stocks outperformed value stocks; while within the small-capitalization segments of the market, value stocks outperformed growth stocks.
Compared to its benchmark, the Fund’s relative outperformance was driven by strong stock selection within certain sectors. Stock selection within financials and energy contributed to performance, while the Fund’s underweight in communication services also contributed to relative returns. These contributors offset the weaker stock selection in materials and the overweight to utilities.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (April 27, 2015) to June 30, 2024. It compares the Fund’s return to a hypothetical $10,000 investment in the Russell 3000
®
Index, an index representing the overall United States equity market, and to the Russell 2500
®
Value Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average annual total returns:	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Value Fund	13.28%	9.41%	7.56%
Russell 3000 ® Index	23.13%	14.14%	12.25%
Russell 2500 ® Value Index	11.24%	8.01%	7.14%
Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the Russell 2500
®
Value Index to the Russell 3000
®
Index.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit
www.bridgebuildermutualfunds.com/literature
for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER SMALL/MID CAP VALUE FUND	TICKER BBVSX

June 30, 2024

Key Fund Statistics:

Total Net Assets (000s)	$7,881,573

Number of Portfolio Holdings*	2,303

Portfolio Turnover through the Reporting Period	46%

Net Advisory Fee (000s)	$26,982
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received
.

Bridge Builder Mutual Funds BBT000269	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND	TICKER BBTSX

June 30, 2024

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Tax Managed Small/Mid Cap Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Tax Managed Small/Mid Cap Fund	$44	0.42%
How did the Fund perform last year? What affected the Fund’s performance?
For the fiscal year ended June 30, 2024, the Fund returned 10.90%, outperforming its benchmark, the Russell 2500
®
Index, which returned 10.47% for the period.
For the year,
mid-capitalization
stocks outperformed small-capitalization stocks. Within the investment universe, strongest performers included the financials, energy and utilities sectors. The communication services, health care and real estate sectors were the weakest performers. Overall, benchmark performance was fairly balanced across sectors, as six of the eleven sectors outperformed the broader market. Performance was mixed between growth and value within the small- and mid-cap
indices as
mid-cap
growth outperformed
mid-cap
value, while
small-cap
growth underperformed
small-cap
value for the trailing
one-year
period.
Compared to its benchmark, the Fund’s relative outperformance was driven by its overweight to mid-cap
stocks and favorable stock selection. Relative performance was balanced across sectors as eight of the eleven contributed to outperformance for the year. The largest detractor for the year was driven by weak stock selection within health care.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (June 1, 2022) to June 30, 2024. It compares the Fund’s return to a hypothetical $10,000 investment in the Russell 3000
®
Index, an index representing the overall United States equity market, and to the Russell 2500
®
Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average annual total returns:	1 Year	Since Inception (6/1/2022)

Bridge Builder Tax Managed Small/Mid Cap Fund	10.90%	9.16%
Russell 3000 ® Index	23.13%	15.61%
Russell 2500 ® Index	10.47%	6.64%
Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the Russell 2500
®
Index to the Russell 3000
®
Index.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit
www.bridgebuildermutualfunds.com/literature
for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND	TICKER BBTSX

June 30, 2024

Key Fund Statistics:

Total Net Assets (000s)	$1,642,801

Number of Portfolio Holdings*	1,193

Portfolio Turnover through the Reporting Period	29%

Net Advisory Fee (000s)	$4,106
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received
.

Bridge Builder Mutual Funds BBT000270	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER INTERNATIONAL EQUITY FUND	TICKER BBIEX

June 30, 2024

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder International Equity Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder International Equity Fund	$37	0.35%
How did the Fund perform last year? What affected the Fund’s performance?
For the fiscal year ended June 30, 2024, the Fund returned 9.75%, underperforming its benchmark, the MSCI EAFE Index, which returned 11.54% for the period.
For the year, the U.S. dollar generally appreciated versus the currencies of other developed regions, detracting from the returns of international securities for U.S. investors. Emerging markets performance was stronger than developed markets. In non-U.S developed markets, value stocks outperformed growth stocks, and large-capitalization stocks outperformed small-capitalization stocks. Consumer staples and utilities struggled over the year, while information technology and financials generated the strongest returns.
Compared to its benchmark, the Fund’s relative underperformance was driven by stock selection within certain sectors. Weak stock selection, particularly in consumer discretionary, financials, and industrials detracted from relative returns. Sector allocation, such as the overweight to information technology contributed to returns, helping to partially offset the weak stock selection.
Global growth has stayed resilient despite higher borrowing costs, bolstered by U.S. strength. As major central banks start cutting rates to normalize policy, early signs of recovery outside the U.S. are starting to emerge and a modest eurozone recovery appears to be underway.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (July 6, 2015) to June 30, 2024. It compares the Fund’s return to a hypothetical $10,000 investment in the MSCI EAFE Index, an index representing the international developed equity markets.

Average annual total returns:	1 Year	5 Years	Since Inception (7/6/2015)

Bridge Builder International Equity Fund	9.75%	6.52%	5.94%

MSCI EAFE Index	11.54%	6.46%	5.48%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit
www.bridgebuildermutualfunds.com/literature
for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER INTERNATIONAL EQUITY FUND	TICKER BBIEX

June 30, 2024

Key Fund Statistics:

Total Net Assets (000s)	$18,234,842

Number of Portfolio Holdings*	933

Portfolio Turnover through the Reporting Period	32%

Net Advisory Fee (000s)	$56,197
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Country Allocation (% of Long-Term Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received
.

Bridge Builder Mutual Funds BBT000271	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND	TICKER BBTIX

June 30, 2024

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Tax Managed International Equity Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Tax Managed International Equity Fund	$41	0.39%
How did the Fund perform last year? What affected the Fund’s performance?
For the fiscal year ended June 30, 2024, the Fund returned 9.06%, underperforming its benchmark, the MSCI EAFE Index, which returned 11.54% for the period.
For the year, the U.S. dollar generally appreciated versus the currencies of other developed regions, detracting from the returns of international securities for U.S. investors. Emerging markets performance was stronger than developed markets. In non-U.S developed markets, value stocks outperformed growth stocks, and large-capitalization stocks outperformed small-capitalization stocks. Consumer staples and utilities struggled over the year, while information technology and financials generated the strongest returns.
Compared to its benchmark, the Fund’s relative underperformance was driven by stock selection within certain sectors. Weak stock selection, particularly in health care, financials, and industrials detracted from relative returns. Sector allocation, such as the underweight to financials, also detracted from returns. Strong stock selection and an overweight in information technology contributed to returns, helping to partially offset the detractors.
Global growth has stayed resilient despite higher borrowing costs, bolstered by U.S. strength. As major central banks start cutting rates to normalize policy, early signs of recovery outside the U.S. are starting to emerge. A modest eurozone recovery appears to be
underway.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (June 1, 2022) to June 30, 2024. It compares the Fund’s return to a hypothetical $10,000 investment in the MSCI EAFE Index, an index representing the international developed equity markets.

Average annual total returns:	1 Year	Since Inception (6/1/2022)

Bridge Builder Tax Managed International Equity Fund	9.06%	8.65%
MSCI EAFE Index	11.54%	9.64%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit
www.bridgebuildermutualfunds.com/literature
for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND	TICKER BBTIX

June 30, 2024

Key Fund Statistics:

Total Net Assets (000s)	$1,648,767

Number of Portfolio Holdings*	515

Portfolio Turnover through the Reporting Period	18%

Net Advisory Fee (000s)	$4,502
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Country Allocation (% of Long-Term Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000272	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s code of ethics is filed with this Form N-CSR under Item 19(a)(1).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that Timothy Jacoby is the “audit committee financial experts” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, and tax services during the past two fiscal years. “Audit fees” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related fees” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax fees” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2024	FYE 6/30/2023
Audit Fees	$938,199	$931,260
Audit-Related Fees	$0	$0
Tax Fees	$121,200	$111,831
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X were as follows:

	FYE 6/30/2024	FYE 6/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any entity controlling, controlled by, or under common control with the investment adviser) for the last two years.

Non-Audit Related Fees	FYE 6/30/2024	FYE 6/30/2023
Registrant	$121,200	$111,831
Registrant’s Investment Adviser	$0	$0

The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Fiscal Year Ended 2023
Non-Audit Related Fees	$1,534,000
Tax Fees	$553,200
All Other Fees	$1,000

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Annual Financial Statements

June 30, 2024

Bridge Builder Core Bond Fund

Bridge Builder Core Plus Bond Fund

Bridge Builder Municipal Bond Fund

Bridge Builder Municipal High-Income Bond Fund

Bridge Builder Large Cap Growth Fund

Bridge Builder Large Cap Value Fund

Bridge Builder Tax Managed Large Cap Fund

Bridge Builder Small/Mid Cap Growth Fund

Bridge Builder Small/Mid Cap Value Fund

Bridge Builder Tax Managed Small/Mid Cap Fund

Bridge Builder International Equity Fund

Bridge Builder Tax Managed International Equity Fund

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

BONDS & NOTES – 98.76%
Asset-Backed Obligations – 11.71%
510 Asset Backed 2021-NPL1 Trust
5.24%, 06/25/2061, Series 2021-NPL1, Class A1 (1)(2)	$856	$843
510 Asset Backed 2021-NPL2 Trust
2.12%, 06/25/2061, Series 2021-NPL2, Class A1 (1)(2)	2,977	2,914
Academic Loan Funding Trust 2013-1
6.25% (30-day Average SOFR + 0.91%), 12/26/2044, Series 2013-1A, Class A (1)(3)	348	339
ACC Trust 2022-1
2.55%, 02/20/2025, Series 2022-1, Class B (1)	1,037	1,022
Accelerated 2021-1H LLC
1.90%, 10/20/2040, Series 2021-1H, Class B (1)	1,705	1,565
Affirm Asset Securitization Trust 2024-A
5.61%, 02/15/2029, Series 2024-A, Class 1A (1)	15,600	15,576
American Express Credit Account Master Trust
5.23%, 04/16/2029, Series 2024-1, Class A	6,130	6,187
5.24%, 04/15/2031, Series 2024-2, Class A	11,600	11,816
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036, Series 2014-SFR3, Class C (1)	600	595
6.42%, 12/17/2036, Series 2014-SFR3, Class E (1)	1,000	998
American Homes 4 Rent 2015-SFR1 Trust
3.47%, 04/17/2052, Series 2015-SFR1, Class A (1)	1,857	1,822
5.64%, 04/17/2052, Series 2015-SFR1, Class E (1)	3,900	3,879
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2052, Series 2015-SFR2, Class A (1)	1,631	1,592
AmeriCredit Automobile Receivables Trust 2021-2
1.01%, 01/19/2027, Series 2021-2, Class C	4,600	4,383
AmeriCredit Automobile Receivables Trust 2021-3
0.76%, 08/18/2026, Series 2021-3, Class A3	844	833
1.41%, 08/18/2027, Series 2021-3, Class C	5,100	4,784
AmeriCredit Automobile Receivables Trust 2023-1
5.80%, 12/18/2028, Series 2023-1, Class C	6,800	6,864
Amortizing Residential Collateral Trust 2002-BC5
6.49% (1 Month Term SOFR + 1.15%, 1.04% Floor), 07/25/2032, Series 2002-BC5, Class M1 (3)	94	99
AMSR 2019-SFR1 Trust
3.02%, 01/19/2039, Series 2019-SFR1, Class B (1)	2,471	2,331
AMSR 2020-SFR3 Trust
2.56%, 09/17/2037, Series 2020-SFR3, Class E1 (1)	7,734	7,374
AMSR 2020-SFR4 Trust
1.36%, 11/17/2037, Series 2020-SFR4, Class A (1)	4,047	3,835
1.86%, 11/17/2037, Series 2020-SFR4, Class C (1)	9,000	8,488
AMSR 2021-SFR1 Trust
2.90%, 06/17/2038, Series 2021-SFR1, Class E2 (1)	3,950	3,424
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class E1 (1)	10,000	9,157
Anchorage Capital CLO 26 Ltd.
7.53% (3 Month Term SOFR + 2.20%, 2.20% Floor), 07/19/2034, Series 2023-26A, Class A1 (1)(3)	20,750	20,828
Anchorage Capital CLO 8 Ltd.
6.79% (3 Month Term SOFR + 1.46%, 1.20% Floor), 10/27/2034, Series 2016-8A, Class AR2A (1)(3)	15,500	15,517
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6
6.14% (1 Month Term SOFR + 0.79%, 0.68% Floor), 11/25/2033, Series 2003-HE6, Class A2 (3)	624	638
Atlas Senior Loan Fund XXIII Ltd.
6.87% (3 Month Term SOFR + 1.53%, 1.53% Floor), 07/20/2037, Series 2024-23A, Class A1 (1)(3)	28,975	28,975
Avis Budget Rental Car Funding AESOP LLC
1.66%, 02/20/2028, Series 2021-2A, Class A (1)	14,400	13,174
3.83%, 08/21/2028, Series 2022-1A, Class A (1)	17,300	16,524
5.23%, 12/20/2030, Series 2024-3A, Class A (1)	7,600	7,531
5.36%, 06/20/2030, Series 2024-1A, Class A (1)	12,003	11,947
5.57%, 10/20/2028, Series 2024-2A, Class B (1)	1,400	1,396

The accompanying notes are an integral part of these financial statements.

1

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Asset-Backed Obligations – 11.71% – (continued)
Balboa Bay Loan Funding 2020-1 Ltd.
6.71% (3 Month Term SOFR + 1.38%, 1.12% Floor), 01/20/2032, Series 2020-1A, Class AR (1)(3)	$16,647	$16,678
Barings CLO Ltd. 2023-I
6.69% (3 Month Term SOFR + 1.36%, 1.10% Floor), 01/20/2034, Series LP-2A, Class A (1)(3)	22,150	22,198
Bastion Funding I LLC
7.12%, 04/25/2038, Series 2023-1A, Class A2 (1)	5,226	5,166
Battalion CLO X Ltd.
6.75% (3 Month Term SOFR + 1.43%, 1.17% Floor), 01/25/2035, Series 2016-10A, Class A1R2 (1)(3)	2,000	2,000
Bayview Financial Mortgage Pass-Through Trust 2007-B
7.33%, 08/28/2047, Series 2007-B, Class 1A2 (2)	91	77
Bear Stearns Asset Backed Securities Trust 2003-2
6.96% (1 Month Term SOFR + 1.61%, 1.50% Floor, 11.00% Cap), 03/25/2043, Series 2003-2, Class A3 (3)	1,370	1,349
Bellemeade RE 2021-2 Ltd.
6.34% (30-day Average SOFR + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class A2 (1)(3)	8,400	8,400
BOF VII AL Funding Trust I
6.29%, 07/26/2032, Series 2023-CAR3, Class A2 (1)	7,022	7,059
6.63%, 07/26/2032, Series 2023-CAR3, Class B (1)	2,577	2,592
BofA Auto Trust 2024-1
5.31%, 06/17/2030, Series 2024-1A, Class A4 (1)	2,551	2,566
5.35%, 11/15/2028, Series 2024-1A, Class A3 (1)	2,751	2,759
Bridgecrest Lending Auto Securitization Trust 2024-1
5.65%, 04/16/2029, Series 2024-1, Class C	5,403	5,393
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A (1)	1,959	1,855
BXG Receivables Note Trust 2022-A
5.35%, 09/28/2037, Series 2022-A, Class C (1)	7,035	6,720
Capital One Multi-Asset Execution Trust
4.42%, 05/15/2028, Series 2023-A1, Class A	7,300	7,202
Capital One Prime Auto Receivables Trust 2023-2
5.82%, 06/15/2028, Series 2023-2, Class A3	2,388	2,410
Carlyle Global Market Strategies CLO 2015-5 Ltd.
0.00% (3 Month Term SOFR + 1.10%, 1.10% Floor), 01/20/2032, Series 2015-5A, Class A1R3 (1)(3)(4)	10,000	10,000
Carlyle U.S. CLO 2021-11 Ltd.
6.68% (3 Month Term SOFR + 1.36%, 1.10% Floor), 01/25/2033, Series 2021-11A, Class A (1)(3)	5,000	4,999
CarMax Auto Owner Trust 2020-3
0.77%, 03/16/2026, Series 2020-3, Class A4	472	471
Carmax Auto Owner Trust 2021-1
0.34%, 12/15/2025, Series 2021-1, Class A3	294	293
0.53%, 10/15/2026, Series 2021-1, Class A4	4,057	3,937
CarMax Auto Owner Trust 2021-2
1.34%, 02/16/2027, Series 2021-2, Class C	4,180	4,011
CarMax Auto Owner Trust 2021-3
0.55%, 06/15/2026, Series 2021-3, Class A3	1,914	1,873
1.25%, 05/17/2027, Series 2021-3, Class C	3,350	3,170
CarMax Auto Owner Trust 2021-4
0.56%, 09/15/2026, Series 2021-4, Class A3	1,974	1,921
1.38%, 07/15/2027, Series 2021-4, Class C	2,850	2,682
CarMax Auto Owner Trust 2022-1
1.47%, 12/15/2026, Series 2022-1, Class A3	3,785	3,686
2.20%, 11/15/2027, Series 2022-1, Class C	4,200	3,960
2.47%, 07/17/2028, Series 2022-1, Class D	2,000	1,881
CarMax Auto Owner Trust 2024-1
4.94%, 08/15/2029, Series 2024-1, Class A4	1,438	1,432
CarMax Auto Owner Trust 2024-2
5.50%, 01/16/2029, Series 2024-2, Class A3	2,845	2,860
5.65%, 05/17/2027, Series 2024-2, Class A2A	5,230	5,236
Carvana Auto Receivables Trust 2021-P3
1.03%, 06/10/2027, Series 2021-P3, Class A4	2,994	2,803

The accompanying notes are an integral part of these financial statements.

2

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Asset-Backed Obligations – 11.71% – (continued)
Carvana Auto Receivables Trust 2023-N1
5.92%, 07/10/2029, Series 2023-N1, Class C (1)	$6,625	$6,626
Carvana Auto Receivables Trust 2023-P2
5.53%, 05/10/2029, Series 2023-P2, Class B (1)	1,653	1,652
Carvana Auto Receivables Trust 2023-P3
5.82%, 08/10/2028, Series 2023-P3, Class A3 (1)	2,748	2,764
Carvana Auto Receivables Trust 2024-N2
5.67%, 09/10/2030, Series 2024-N2, Class B (1)	1,847	1,852
Carvana Auto Receivables Trust 2024-P1
5.37%, 05/10/2030, Series 2024-P1, Class B (1)	1,648	1,649
Carvana Auto Receivables Trust 2024-P2
5.38%, 08/12/2030, Series 2024-P2, Class B	2,156	2,157
CFIN 2022-RTL1 Issuer LLC
3.25%, 02/16/2026, Series 2022-RTL1, Class AA (1)	4,249	4,131
Chase Auto Owner Trust 2024-2
5.48%, 11/26/2029, Series 2024-2A, Class A4 (1)	5,874	5,948
5.52%, 06/25/2029, Series 2024-2A, Class A3 (1)	3,610	3,633
5.55%, 01/25/2030, Series 2024-2A, Class B (1)	1,336	1,352
Chase Funding Trust Series 2003-4
4.92%, 05/25/2033, Series 2003-4, Class 1A5 (2)	59	56
Chase Funding Trust Series 2003-6
4.87%, 11/25/2034, Series 2003-6, Class 1A5 (2)	72	70
4.87%, 11/25/2034, Series 2003-6, Class 1A7 (2)	123	119
Chase Issuance Trust
4.63%, 01/15/2031, Series 2024-A2, Class A	4,730	4,696
5.08%, 09/15/2030, Series 2023-A2, Class A	2,471	2,491
CIFC Funding 2018-II Ltd.
6.63% (3 Month Term SOFR + 1.30%), 04/20/2031, Series 2018-2A, Class A1 (1)(3)	10,294	10,304
CIFC Funding 2021-V Ltd.
6.73% (3 Month Term SOFR + 1.40%, 1.40% Floor), 07/15/2034, Series 2021-5A, Class A (1)(3)	10,000	10,029
Citizens Auto Receivables Trust 2024-1
5.11%, 04/17/2028, Series 2024-1, Class A3 (1)	6,193	6,174
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042, Series 2017-BGS, Class A1 (1)	1,916	1,740
Commonbond Student Loan Trust 2018-A-GS
3.21%, 02/25/2044, Series 2018-AGS, Class A1 (1)	1,522	1,404
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046, Series 2018-CGS, Class A1 (1)	400	377
Continental Finance Credit Card ABS Master Trust
2.24%, 12/15/2028, Series 2020-1A, Class A (1)	779	775
6.19%, 10/15/2030, Series 2022-A, Class A (1)	10,045	10,001
COOF Securitization Trust 2014-1 Ltd.
2.90%, 06/25/2040, Series 2014-1, Class A (1)(5)	256	18
CoreVest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A (1)	2,219	2,183
3.16%, 10/15/2052, Series 2019-3, Class B (1)	2,250	2,014
3.27%, 10/15/2052, Series 2019-3, Class C (1)	5,862	5,183
CoreVest American Finance 2020-3 Trust
2.20%, 08/15/2053, Series 2020-3, Class B (1)	6,314	5,253
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035, Series 2004-S1, Class A3 (2)	6	6
CPS Auto Receivables Trust 2022-C
5.28%, 04/15/2030, Series 2022-C, Class C (1)	6,000	5,960
Credit Acceptance Auto Loan Trust 2022-3
8.45%, 02/15/2033, Series 2022-3A, Class C (1)	9,500	9,835
Credit Acceptance Auto Loan Trust 2023-2
5.92%, 05/16/2033, Series 2023-2A, Class A (1)	10,000	9,994

The accompanying notes are an integral part of these financial statements.

3

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Asset-Backed Obligations – 11.71% – (continued)
Credit Acceptance Auto Loan Trust 2023-3
6.39%, 08/15/2033, Series 2023-3A, Class A (1)	$5,800	$5,870
Credit Acceptance Auto Loan Trust 2023-5
6.13%, 12/15/2033, Series 2023-5A, Class A (1)	8,875	8,925
Credit Acceptance Auto Loan Trust 2024-1
6.71%, 07/17/2034, Series 2024-1A, Class C (1)	9,300	9,424
Credit Acceptance Auto Loan Trust 2024-2
6.70%, 10/16/2034, Series 2024-2A, Class C (1)	13,334	13,411
Crossroads Asset Trust 2021-A
2.52%, 01/20/2026, Series 2021-A, Class D (1)	695	694
CWABS Asset-Backed Certificates Trust 2005-10
4.12%, 02/25/2036, Series 2005-10, Class AF6 (5)	2	2
CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036, Series 2005-17, Class 1AF5 (5)	5	4
CWABS Asset-Backed Certificates Trust 2006-10
5.97%, 09/25/2046, Series 2006-10, Class 1AF3 (5)	2	2
CWABS, Inc. Asset-Backed Certificates Series 2004-1
6.02% (1 Month Term SOFR + 0.67%, 0.56% Floor), 04/25/2034, Series 2004-1, Class 3A (3)	1	1
6.21% (1 Month Term SOFR + 0.86%, 0.75% Floor), 03/25/2034, Series 2004-1, Class M1 (3)	5	5
6.28% (1 Month Term SOFR + 0.94%, 0.83% Floor), 03/25/2034, Series 2004-1, Class M2 (3)	3	3
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
6.24% (1 Month Term SOFR + 0.89%, 0.78% Floor), 11/25/2034, Series 2004-6, Class 2A5 (3)	307	290
6.36% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/25/2034, Series 2004-6, Class M1 (3)	5	5
DataBank Issuer
2.06%, 02/27/2051, Series 2021-1A, Class A2 (1)	6,150	5,708
Delta Air Lines 2015-1 Class AA Pass-Through Trust
3.63%, 07/30/2027	818	781
Discover Card Execution Note Trust
4.93%, 06/15/2028, Series 2023-A2, Class A	5,403	5,381
Diversified Abs Phase VI LLC
7.50%, 11/28/2039, Series VI, Class A	5,327	5,130
DP Lion Holdco LLC
8.24%, 11/30/2043, Series 2023-1A, Class A	3,829	3,862
DT Auto Owner Trust 2021-2
1.10%, 02/16/2027, Series 2021-2A, Class C (1)	233	232
DT Auto Owner Trust 2023-1
5.19%, 10/16/2028, Series 2023-1A, Class B (1)	2,241	2,229
DT Auto Owner Trust 2023-2
5.79%, 02/15/2029, Series 2023-2A, Class C (1)	8,785	8,760
DT Auto Owner Trust 2023-3
6.29%, 08/16/2027, Series 2023-3A, Class A (1)	2,497	2,503
Elmwood CLO II Ltd.
6.74% (3 Month Term SOFR + 1.41%, 1.41% Floor), 04/20/2034, Series 2019-2A, Class AR (1)(3)	20,000	20,013
Enterprise Fleet Financing 2023-2 LLC
5.56%, 04/22/2030, Series 2023-2, Class A2 (1)	9,408	9,408
Exeter Automobile Receivables Trust 2022-2
4.56%, 07/17/2028, Series 2022-2A, Class D	11,635	11,386
Exeter Automobile Receivables Trust 2022-4
5.98%, 12/15/2028, Series 2022-4A, Class D	6,264	6,248
Exeter Automobile Receivables Trust 2023-3
6.21%, 06/15/2028, Series 2023-3A, Class C	5,400	5,420
Exeter Automobile Receivables Trust 2023-4
6.95%, 12/17/2029, Series 2023-4A, Class D	4,820	4,920
Exeter Automobile Receivables Trust 2024-2
5.92%, 02/15/2030, Series 2024-2A, Class D	10,080	10,103
First National Master Note Trust
5.77%, 09/15/2029, Series 2023-2, Class A	9,800	9,925

The accompanying notes are an integral part of these financial statements.

4

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Asset-Backed Obligations – 11.71% – (continued)
FirstKey Homes 2020-SFR2 Trust
1.27%, 10/19/2037, Series 2020-SFR2, Class A (1)	$18,391	$17,419
2.67%, 10/19/2037, Series 2020-SFR2, Class E (1)	7,948	7,549
FirstKey Homes 2021-SFR1 Trust
1.54%, 08/17/2038, Series 2021-SFR1, Class A (1)	12,008	11,048
2.19%, 08/17/2038, Series 2021-SFR1, Class D (1)	7,500	6,891
FirstKey Homes 2022-SFR1 Trust
4.15%, 05/19/2039, Series 2022-SFR1, Class A (1)	10,743	10,355
5.20%, 05/19/2039, Series 2022-SFR1, Class D (1)	4,935	4,794
Flagship Credit Auto Trust 2019-4
3.12%, 01/15/2026, Series 2019-4, Class D (1)	4,463	4,422
Flagship Credit Auto Trust 2022-2
5.80%, 04/17/2028, Series 2022-2, Class D (1)	4,000	3,793
Flagship Credit Auto Trust 2023-1
5.38%, 12/15/2026, Series 2023-1, Class A2 (1)	1,630	1,627
Flywheel
7.15%, 08/25/2044, Series 2024-PDP1 (1)	7,700	7,700
8.11%, 08/25/2044, Series 2024-PDP1 (1)	2,500	2,500
FMC GMSR Issuer Trust
3.62%, 07/25/2026, Series 2021-GT1, Class A (1)(5)	10,900	9,756
3.85%, 10/25/2026, Series 2021-GT2, Class A (1)(5)	8,250	7,391
4.45%, 01/25/2026, Series 2020-GT1, Class A (1)(5)	9,700	9,019
6.19%, 04/25/2027, Series 2022-GT1, Class A (1)	8,210	7,993
6.50%, 03/26/2027, Series 2024-SAT1, Class A (1)(5)	12,840	12,584
Ford Credit Auto Owner Trust 2020-C
0.51%, 08/15/2026, Series 2020-C, Class A4	4,883	4,791
Ford Credit Auto Owner Trust 2021-REV1
1.61%, 10/17/2033, Series 2021-1, Class B (1)	2,320	2,162
Ford Credit Auto Owner Trust 2021-REV2
1.91%, 05/15/2034, Series 2021-2, Class B (1)	2,150	1,980
Ford Credit Auto Owner Trust 2022-A
1.29%, 06/15/2026, Series 2022-A, Class A3	1,769	1,736
Ford Credit Auto Owner Trust 2023-A
4.65%, 02/15/2028, Series 2023-A, Class A3	2,094	2,074
Ford Credit Auto Owner Trust 2023-B
5.23%, 05/15/2028, Series 2023-B, Class A3	1,652	1,651
Ford Credit Auto Owner Trust 2023-REV1
4.85%, 08/15/2035, Series 2023-1, Class A (1)	18,470	18,316
Ford Credit Auto Owner Trust 2023-REV2
5.28%, 02/15/2036, Series 2023-2, Class A (1)	8,800	8,865
Ford Credit Auto Owner Trust 2024-B
5.23%, 05/15/2030, Series 2024-B, Class B	3,009	3,012
Ford Credit Auto Owner Trust 2024-REV1
4.87%, 08/15/2036, Series 2024-1, Class A (1)(2)	2,520	2,499
Ford Credit Floorplan Master Owner Trust A
1.06%, 09/15/2027, Series 2020-2, Class A	10,300	9,766
4.92%, 05/15/2028, Series 2023-1, Class A1 (1)	20,850	20,709
5.24%, 04/15/2031, Series 2024-2, Class A (1)	4,725	4,763
Ford Credit Floorplan Master Owner Trust A Series 2024-1
5.29%, 04/15/2029, Series 2024-1, Class A1 (1)	5,815	5,836
Foundation Finance Trust 2019-1
3.86%, 11/15/2034, Series 2019-1A, Class A (1)	6	6
Foundation Finance Trust 2023-2
6.53%, 06/15/2049, Series 2023-2A, Class A (1)	2,214	2,245
9.10%, 06/15/2049, Series 2023-2A, Class D (1)	4,706	4,849
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D (1)	776	774

The accompanying notes are an integral part of these financial statements.

5

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Asset-Backed Obligations – 11.71% – (continued)
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D (1)	$850	$823
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.71%, 04/25/2029, Series 1999-HE1, Class M (5)	6	5
GITSIT Mortgage Loan Trust 2024-NPL1
7.47%, 06/25/2054, Series 2024-NPL1, Class A1 (1)(2)	5,530	5,532
GLS Auto Receivables Issuer Trust 2021-1
1.68%, 01/15/2027, Series 2021-1A, Class D (1)	840	822
GLS Auto Receivables Issuer Trust 2021-2
1.42%, 04/15/2027, Series 2021-2A, Class D (1)	2,250	2,171
GLS Auto Receivables Issuer Trust 2021-4
2.48%, 10/15/2027, Series 2021-4A, Class D (1)	6,180	5,904
GLS Auto Receivables Issuer Trust 2023-3
6.01%, 05/15/2029, Series 2023-3A, Class C (1)	4,738	4,746
GLS Auto Receivables Issuer Trust 2023-4
6.65%, 08/15/2029, Series 2023-4A, Class C (1)	6,500	6,599
GM Financial Automobile Leasing Trust 2024-2
5.39%, 07/20/2027, Series 2024-2, Class A3	3,532	3,542
GM Financial Consumer Automobile Receivables Trust 2020-4
0.50%, 02/17/2026, Series 2020-4, Class A4	3,739	3,706
GM Financial Consumer Automobile Receivables Trust 2021-1
0.54%, 05/17/2027, Series 2021-1, Class A4	4,174	4,104
GM Financial Consumer Automobile Receivables Trust 2023-4
6.16%, 04/16/2029, Series 2023-4, Class B	1,700	1,741
6.41%, 05/16/2029, Series 2023-4, Class C	1,200	1,231
GM Financial Revolving Receivables Trust 2021-1
1.49%, 06/12/2034, Series 2021-1, Class B (1)	500	456
GM Financial Revolving Receivables Trust 2023-2
5.77%, 08/11/2036, Series 2023-2, Class A (1)	20,576	21,120
GM Financial Revolving Receivables Trust 2024-1
4.98%, 12/11/2036, Series 2024-1, Class A (1)	8,200	8,168
GMF Floorplan Owner Revolving Trust
5.06%, 03/15/2031, Series 2024-2A, Class A (1)	8,455	8,470
5.13%, 03/15/2029, Series 2024-1A, Class A1 (1)	21,762	21,752
Golden Credit Card Trust
4.31%, 09/15/2027, Series 2022-4A, Class A (1)	10,250	10,105
Goodgreen 2017-1 Trust
3.74%, 10/15/2052, Series 2017-1A, Class A (1)	611	551
Goodgreen 2017-2 Trust
3.26%, 10/15/2053, Series 2017-2A, Class A (1)	1,709	1,525
Goodgreen 2017-R1 Trust
5.00%, 10/20/2051, Series 2017-R1 (1)	909	881
Goodgreen 2019-2
2.76%, 04/15/2055, Series 2019-2A, Class A (1)	2,623	2,217
Goodgreen 2023-1
5.90%, 01/17/2061, Series 2023-1A, Class A (1)	6,460	6,128
Greenwood Park CLO Ltd.
6.60% (3 Month Term SOFR + 1.27%), 04/15/2031, Series 2018-1A, Class A2 (1)(3)	15,689	15,713
Grene Energy
11.00%, 01/20/2026 (6)	380	323
Harley-Davidson Motorcycle Trust 2021-A
0.37%, 04/15/2026, Series 2021-A, Class A3	173	173
0.53%, 09/15/2028, Series 2021-A, Class A4	4,288	4,204
HERO Funding 2017-3
3.95%, 09/20/2048, Series 2017-3A, Class A2 (1)	1,128	997
HERO Funding Trust 2016-2
3.75%, 09/20/2041, Series 2016-2A, Class A (1)	610	558

The accompanying notes are an integral part of these financial statements.

6

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Asset-Backed Obligations – 11.71% – (continued)
HERO Funding Trust 2016-3
3.08%, 09/20/2042, Series 2016-3A, Class A1 (1)	$254	$228
HERO Funding Trust 2016-4A
3.57%, 09/20/2047, Series 2016-4A, Class A1 (1)	833	754
HERO Funding Trust 2017-1A
4.46%, 09/20/2047, Series 2017-1A, Class A2 (1)	1,610	1,461
HERO Funding Trust 2017-2
3.28%, 09/20/2048, Series 2017-2A, Class A1 (1)	1,421	1,239
Hertz Vehicle Financing III LLC
5.49%, 06/25/2027, Series 2023-1A, Class A (1)	12,400	12,378
Hertz Vehicle Financing III LP
1.68%, 12/27/2027, Series 2021-2A, Class A (1)	7,200	6,571
Hertz Vehicle Financing LLC
2.33%, 06/26/2028, Series 2022-2A, Class A (1)	18,900	17,332
Hilton Grand Vacations Trust 2022-1D
4.10%, 06/20/2034, Series 2022-1D, Class B (1)	1,934	1,867
HIN Timeshare Trust 2020-A
2.23%, 10/09/2039, Series 2020-A, Class B (1)	1,196	1,104
HINNT 2024-A LLC
5.49%, 03/15/2043, Series 2024-A, Class A (1)	5,534	5,539
Home Partners of America 2021-2 Trust
1.90%, 12/17/2026, Series 2021-2, Class A (1)	6,714	6,166
2.95%, 12/17/2026, Series 2021-2, Class E2 (1)	6,247	5,673
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A (1)	3,694	3,238
3.20%, 01/17/2041, Series 2021-3, Class E1 (1)	5,247	4,535
Home RE 2022-1 Ltd.
8.19% (30-day Average SOFR + 2.85%), 10/25/2034, Series 2022-1, Class M1A (1)(3)	3,574	3,594
Honda Auto Receivables 2021-4 Owner Trust
0.88%, 01/21/2026, Series 2021-4, Class A3	1,740	1,705
Huntington Auto Trust 2024-1
5.14%, 08/15/2029, Series 2024-1A, Class A4 (1)	11,500	11,492
Hyundai Auto Lease Securitization Trust 2023-B
5.17%, 04/15/2027, Series 2023-B, Class A4 (1)	2,099	2,089
Hyundai Auto Lease Securitization Trust 2024-B
5.41%, 05/17/2027, Series 2024-B, Class A3 (1)	6,147	6,160
5.56%, 08/15/2028, Series 2024-B, Class B (1)	4,473	4,483
Hyundai Auto Receivables Trust 2021-B
0.38%, 01/15/2026, Series 2021-B, Class A3	1,061	1,051
Hyundai Auto Receivables Trust 2023-C
5.55%, 12/17/2029, Series 2023-C, Class A4	2,326	2,356
Hyundai Auto Receivables Trust 2024-A
4.92%, 01/15/2031, Series 2024-A, Class A4	4,053	4,038
Jonah 2022-1 A2
7.80%, 11/10/2037, Series 2022-1, Class A2 (1)	6,257	6,081
Jonah Energy Abs I LLC
7.20%, 12/10/2037, Series 2022-1, Class A1 (1)	4,770	4,744
KGS-Alpha SBA COOF Trust
0.59%, 05/25/2039, Series 2012-6, Class A (1)(5)	685	8
KGS-Alpha SBA COOF Trust 2012-2
0.87%, 08/25/2038, Series 2012-2, Class A (1)(5)	738	12
KGS-Alpha SBA COOF Trust 2014-2
3.30%, 04/25/2040, Series 2014-2, Class A (1)(5)	159	7
KKR CLO 11 Ltd.
6.77% (3 Month Term SOFR + 1.44%, 1.44% Floor), 01/15/2031, Series 11, Class AR (1)(3)	6,009	6,024
LAD Auto Receivables Trust 2024-1
5.17%, 09/15/2028, Series 2024-1A, Class A4 (1)	2,227	2,211
5.23%, 01/18/2028, Series 2024-1A, Class A3 (1)	3,554	3,533

The accompanying notes are an integral part of these financial statements.

7

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Asset-Backed Obligations – 11.71% – (continued)
LendingPoint 2020-REV1 Asset Securitization Trust
4.49%, 10/15/2028, Series 2020-REV1, Class B (1)	$1,519	$1,516
Long Beach Mortgage Loan Trust 2004-1
6.21% (1 Month Term SOFR + 0.86%, 0.75% Floor), 02/25/2034, Series 2004-1, Class M1 (3)	57	55
Long Beach Mortgage Loan Trust 2004-3
6.31% (1 Month Term SOFR + 0.97%, 0.86% Floor), 07/25/2034, Series 2004-3, Class M1 (3)	24	23
Mariner Finance Issuance Trust 2021-A
2.33%, 03/20/2036, Series 2021-AA, Class B (1)	5,700	5,144
MidOcean Credit CLO III
6.71% (3 Month Term SOFR + 1.38%, 1.12% Floor), 04/21/2031, Series 2014-3A, Class A1R (1)(3)	8,364	8,370
MidOcean Credit CLO IX
6.74% (3 Month Term SOFR + 1.41%, 1.15% Floor), 07/20/2031, Series 2018-9A, Class A1 (1)(3)	2,595	2,598
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040, Series 2006-1, Class M1 (1)	318	312
MMAF Equipment Finance LLC 2019-B
2.29%, 11/12/2041, Series 2019-B, Class A5 (1)	7,200	6,807
MMAF Equipment Finance LLC 2023-A
5.54%, 12/13/2029, Series 2023-A, Class A3 (1)	16,250	16,367
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2 (1)	79	79
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2 (1)	1,539	1,488
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2 (1)	2,066	1,917
Navient Private Education Refi Loan Trust 2021-G
1.58%, 04/15/2070, Series 2021-GA, Class A (1)	7,589	6,626
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062, Series 2021-DA, Class AFX (1)	6,634	6,077
New Century Home Equity Loan Trust Series 2003-5
4.85%, 11/25/2033, Series 2003-5, Class AI6 (2)	79	75
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057, Series 2018-1A, Class A1A (1)(5)	1,120	1,056
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039, Series 2022-SFR2, Class D (1)	5,000	4,619
NGC 2024-I Ltd.
6.93% (3 Month Term SOFR + 1.60%, 1.60% Floor), 07/20/2037, Series 2024-1A, Class A1 (1)(3)	29,750	29,750
Nissan Auto Lease Trust 2023-B
5.61%, 11/15/2027, Series 2023-B, Class A4	2,808	2,810
Nissan Auto Receivables 2021-A Owner Trust
0.33%, 10/15/2025, Series 2021-A, Class A3	1,865	1,844
NRZ Excess Spread-Collateralized Notes
3.10%, 07/25/2026, Series 2021-FHT1, Class A (1)	6,300	5,927
3.23%, 05/25/2026, Series 2021-FNT2, Class A (1)	3,788	3,584
3.47%, 11/25/2026, Series 2021-GNT1, Class A (1)	3,983	3,700
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1
3.84%, 12/25/2025, Series 2020-PLS1, Class A (1)	3,040	2,934
Oaktown Re VII Ltd.
6.94% (30-day Average SOFR + 1.60%, 1.60% Floor), 04/25/2034, Series 2021-2, Class M1A (1)(3)	5,227	5,231
OCP CLO 2015-9 Ltd.
6.58% (3 Month Term SOFR + 1.25%, 1.25% Floor), 01/15/2033, Series 2015-9A, Class A1R2 (1)(3)	15,000	15,024
Octane Receivables Trust 2021-1
1.53%, 04/20/2027, Series 2021-1A, Class B (1)	700	685
Octane Receivables Trust 2023-1
5.96%, 07/20/2029, Series 2023-1A, Class B (1)	4,100	4,104
OL SP 2018-B LLC
4.16%, 02/09/2030, Series 2018, Class A	422	422
4.61%, 02/09/2030, Series 2018, Class B	92	92

The accompanying notes are an integral part of these financial statements.

8

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Asset-Backed Obligations – 11.71% – (continued)
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027, Series 2019-1A, Class A (1)	$11,207	$11,048
OneMain Direct Auto Receivables Trust 2021-1
1.26%, 07/14/2028, Series 2021-1A, Class B (1)	10,300	9,614
OneMain Direct Auto Receivables Trust 2023-1
5.41%, 11/14/2029, Series 2023-1A, Class A (1)	12,500	12,486
7.07%, 02/14/2033, Series 2023-1A, Class D (1)	6,480	6,558
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A (1)	9,400	8,777
OneMain Financial Issuance Trust 2021-1
6.09% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2 (1)(3)	10,342	10,321
OneMain Financial Issuance Trust 2023-2
5.84%, 09/15/2036, Series 2023-2A, Class A1 (1)	16,600	16,801
Oportun Funding XIV LLC
1.76%, 03/08/2028, Series 2021-A, Class B (1)	1,643	1,593
Oportun Issuance Trust 2021-B
1.47%, 05/08/2031, Series 2021-B, Class A (1)	5,255	4,974
Oportun Issuance Trust 2022-2
7.40%, 10/09/2029, Series 2022-2, Class B (1)	2,233	2,234
Oportun Issuance Trust 2022-3
5.05%, 06/09/2031, Series 2022-A, Class A (1)	10,500	10,423
Oportun Issuance Trust 2024-1
6.55%, 04/08/2031, Series 2024-1A, Class B (1)	3,794	3,795
Option One Mortgage Loan Trust 2004-3
6.36% (1 Month Term SOFR + 1.01%, 0.90% Floor), 11/25/2034, Series 2004-3, Class A4 (3)	1,575	1,559
OZLM Funding IV Ltd.
6.84% (3 Month Term SOFR + 1.51%), 10/22/2030, Series 2013-4A, Class A1R (1)(3)	3,027	3,028
OZLM XXII Ltd.
6.65% (3 Month Term SOFR + 1.33%), 01/17/2031, Series 2018-22A, Class A1 (1)(3)	4,188	4,194
P4 SFR 2019-STL
7.25%, 10/11/2026, Series 2019, Class A	5,700	5,415
Pagaya AI Technology in Housing Trust 2023-1
3.60%, 10/25/2040, Series 2023-1, Class A (1)	3,200	2,954
Palmer Square CLO 2014-1 Ltd.
6.71%, 01/17/2031, Series 2014-1A (1)(5)	1,426	1,427
Park Avenue Institutional Advisers CLO Ltd. 2018-1
6.59% (3 Month Term SOFR + 1.26%, 1.00% Floor), 10/20/2031, Series 2018-1A, Class A1AR (1)(3)	17,919	17,921
Pennsylvania Higher Education Assistance Agency
5.97% (30-day Average SOFR + 0.64%, 0.53% Floor), 05/25/2070, Series 2021-1A, Class A (1)(3)	4,805	4,765
PFS Financing Corp.
5.80%, 03/15/2028, Series 2023-A, Class A (1)	10,700	10,767
PNMAC GMSR Issuer Trust 2022-GT1
9.59% (30-day Average SOFR + 4.25%), 05/25/2027, Series 2022-GT1, Class A (1)(3)	9,425	9,551
PRET 2021-RN4 LLC
2.49%, 10/25/2051, Series 2021-RN4, Class A1 (1)(5)	12,532	12,364
Pretium Mortgage Credit Partners I 2021-NPL1 LLC
5.24%, 09/27/2060, Series 2021-NPL1, Class A1 (1)(2)	5,009	4,989
Progress Residential 2020-SFR3 Trust
2.30%, 10/17/2027, Series 2020-SFR3, Class E (1)	6,000	5,697
Progress Residential 2021-SFR1
1.56%, 04/17/2038, Series 2021-SFR1, Class C (1)	3,500	3,252
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1 (1)	5,000	4,662
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1 (1)	6,250	5,812
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1 (1)	5,400	4,717

The accompanying notes are an integral part of these financial statements.

9

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Asset-Backed Obligations – 11.71% – (continued)
Progress Residential 2022-SFR1 Trust
3.93%, 02/17/2041, Series 2022-SFR1, Class E1 (1)	$11,100	$9,886
Progress Residential 2022-SFR2 Trust
3.95%, 04/17/2027, Series 2022-SFR2, Class D (1)	3,000	2,819
Progress Residential 2022-SFR3 Trust
5.20%, 04/17/2039, Series 2022-SFR3, Class E1 (1)	9,025	8,634
Progress Residential 2024-SFR2 Trust
3.30%, 04/17/2041, Series 2024-SFR2, Class A (1)	20,000	18,311
PRPM 2021-10 LLC
2.49%, 10/25/2026, Series 2021-10, Class A1 (1)(2)	1,559	1,543
PRPM 2021-3 LLC
4.87%, 04/25/2026, Series 2021-3, Class A1 (1)(2)	1,136	1,122
PRPM 2021-5 LLC
4.79%, 06/25/2026, Series 2021-5, Class A1 (1)(2)	1,986	1,970
PRPM 2021-9 LLC
2.36%, 10/25/2026, Series 2021-9, Class A1 (1)(2)	1,260	1,240
RCO VI Mortgage LLC 2022-1
3.00%, 01/25/2027, Series 2022-1, Class A1 (1)(2)	3,507	3,419
RCO VII Mortgage LLC 2024-1
7.02%, 01/25/2029, Series 2024-1, Class A1 (1)(2)	2,175	2,168
Redwood Funding Trust 2023-1
7.50%, 07/25/2059, Series 2023-1, Class A (1)(2)	6,044	5,916
Regional Management Issuance Trust 2020-1
3.23%, 10/15/2030, Series 2020-1, Class B (1)	2,590	2,516
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A (1)	2,086	2,030
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037, Series 2007-1, Class AF3 (2)	299	76
Renew 2017-1
3.67%, 09/20/2052, Series 2017-1A, Class A (1)	796	727
Santander Consumer Auto Receivables Trust 2021-A
0.48%, 06/15/2026, Series 2021-AA, Class A4 (1)	1,377	1,364
Santander Drive Auto Receivables Trust 2021-2
1.35%, 07/15/2027, Series 2021-2, Class D	6,851	6,673
Santander Drive Auto Receivables Trust 2022-1
2.56%, 04/17/2028, Series 2022-1, Class C	6,590	6,513
Santander Drive Auto Receivables Trust 2022-4
4.14%, 02/16/2027, Series 2022-4, Class A3	3,944	3,932
Santander Drive Auto Receivables Trust 2022-6
4.49%, 11/16/2026, Series 2022-6, Class A3	591	590
5.69%, 02/18/2031, Series 2022-6, Class D	10,600	10,573
Santander Drive Auto Receivables Trust 2023-1
4.88%, 04/15/2027, Series 2023-1, Class A3	3,841	3,835
5.09%, 05/15/2030, Series 2023-1, Class C	2,300	2,279
Santander Drive Auto Receivables Trust 2023-3
5.77%, 11/15/2030, Series 2023-3, Class C	4,500	4,529
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028, Series 2023-4, Class A3	7,302	7,332
6.04%, 12/15/2031, Series 2023-4, Class C	8,300	8,412
Santander Drive Auto Receivables Trust 2023-6
5.98%, 04/16/2029, Series 2023-6, Class B	2,500	2,527
6.40%, 03/17/2031, Series 2023-6, Class C	1,000	1,026
Santander Drive Auto Receivables Trust 2024-3
5.55%, 09/17/2029, Series 2024-3, Class B	6,888	6,900
5.63%, 01/16/2029, Series 2024-3, Class A3	6,273	6,281
5.97%, 10/15/2031, Series 2024-3, Class D	11,480	11,516
SART 2018-1
4.76%, 06/15/2025, Series 2018-1	219	218

The accompanying notes are an integral part of these financial statements.

10

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Asset-Backed Obligations – 11.71% – (continued)
SBNA Auto Lease Trust 2024-B
5.55%, 12/20/2028, Series 2024-B, Class A4 (1)	$2,995	$3,008
5.56%, 11/22/2027, Series 2024-B, Class A3 (1)	2,996	3,004
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D (1)	3,600	3,412
SCF Equipment Leasing 2023-1 LLC
6.17%, 05/20/2032, Series 2023-1A, Class A3 (1)	5,000	5,114
7.00%, 08/22/2033, Series 2023-1A, Class D (1)	8,558	8,809
Securitized Asset Backed Receivables LLC Trust 2006-CB1
2.84%, 01/25/2036, Series 2006-CB1, Class AF2 (2)	41	33
SFS Auto Receivables Securitization Trust 2023-1
5.71%, 01/22/2030, Series 2023-1A, Class B (1)	1,200	1,214
5.97%, 02/20/2031, Series 2023-1A, Class C (1)	1,550	1,572
SFS Auto Receivables Securitization Trust 2024-2
5.33%, 11/20/2029, Series 2024-2A, Class A3 (1)	3,359	3,368
Sierra Timeshare 2019-3 Receivables Funding LLC
2.75%, 08/20/2036, Series 2019-3A, Class B (1)	557	553
Sierra Timeshare 2020-2 Receivables Funding LLC
1.33%, 07/20/2037, Series 2020-2A, Class A (1)	605	585
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B (1)	1,489	1,415
Sixth Street CLO XVI Ltd.
7.11% (3 Month Term SOFR + 1.79%, 1.79% Floor), 01/20/2037, Series 2020-16A, Class A1R (1)(3)	20,250	20,344
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041, Series 2017-F, Class A2FX (1)	1,589	1,552
SoFi Professional Loan Program 2018-B Trust
3.34%, 08/25/2047, Series 2018-B, Class A2FX (1)	688	676
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048, Series 2019-C, Class A2FX (1)	2,576	2,417
SoFi Professional Loan Program 2020-ATrust
2.54%, 05/15/2046, Series 2020-A, Class A2FX (1)	3,518	3,295
Sound Point CLO II Ltd.
6.66% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/26/2031, Series 2013-1A, Class A1R (1)(3)	6,534	6,535
Sound Point CLO XXII Ltd.
6.67% (3 Month Term SOFR + 1.34%, 1.08% Floor), 01/20/2032, Series 2019-1A, Class AR (1)(3)	2,500	2,503
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032, Series 2002-AL1, Class A2	2	2
3.45%, 02/25/2032, Series 2002-AL1, Class A3	14	5
Synchrony Card Funding LLC
5.54%, 07/15/2029, Series 2023-A1, Class A	3,525	3,549
Tesla Electric Vehicle Trust 2023-1
5.38%, 02/20/2029, Series 2023-1, Class A4 (1)	1,733	1,739
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/2035	11,171	11,158
5.17%, 04/01/2041	10,028	10,046
Towd Point HE Trust 2023-1
6.88%, 02/25/2063, Series 2023-1, Class A1A (1)	1,083	1,083
Towd Point Mortgage Trust
7.29%, 10/25/2063, Series 2023-CES2, Class A1A (1)(5)	3,113	3,172
Towd Point Mortgage Trust 2020-MH1
2.25%, 02/25/2060, Series 2020-MH1, Class A1 (1)(5)	2,362	2,260
Towd Point Mortgage Trust 2024-CES1
5.85%, 01/25/2064, Series 2024-CES1, Class A1A (1)(5)	558	556
Towd Point Mortgage Trust 2024-CES3
6.29%, 05/25/2064, Series 2024-CES3, Class A1 (1)(5)	6,817	6,841
Toyota Auto Loan Extended Note Trust 2024-1
5.16%, 11/25/2036, Series 2024-1A, Class A (1)	7,290	7,335

The accompanying notes are an integral part of these financial statements.

11

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Asset-Backed Obligations – 11.71% – (continued)
Toyota Auto Receivables 2020-D Owner Trust
0.47%, 01/15/2026, Series 2020-D, Class A4	$1,748	$1,732
Toyota Auto Receivables 2021-B Owner Trust
0.53%, 10/15/2026, Series 2021-B, Class A4	1,886	1,817
Toyota Auto Receivables 2021-D Owner Trust
1.02%, 03/15/2027, Series 2021-D, Class A4	854	808
Toyota Lease Owner Trust 2024-A
5.26%, 06/20/2028, Series 2024-A, Class A4 (1)	5,800	5,796
Trinitas CLO XXII Ltd.
7.17% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/20/2036, Series 2023-22A, Class A1 (1)(3)	14,000	14,095
Trinitas CLO XXVI Ltd.
7.01% (3 Month Term SOFR + 1.69%, 1.69% Floor), 01/20/2035, Series 2023-26A, Class A1 (1)(3)	18,500	18,546
Upstart Pass-Through Trust Series 2021-ST9
1.70%, 11/20/2029, Series 2021-ST9, Class A (1)	435	431
VCAT 2021-NPL1 LLC
5.29%, 12/26/2050, Series 2021-NPL1, Class A1 (1)(2)	552	549
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051, Series 2021-NPL5, Class A1 (1)(2)	4,298	4,230
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051, Series 2021-NPL6, Class A1 (1)(2)	1,779	1,741
Venture 32 CLO Ltd.
6.69% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/18/2031, Series 2018-32A, Class A1 (1)(3)	7,496	7,494
Venture 43 CLO Ltd.
6.83% (3 Month Term SOFR + 1.50%, 1.24% Floor), 04/15/2034, Series 2021-43A, Class A1 (1)(3)	3,000	3,004
Vericrest Opportunity Loan Transferee
1.87%, 08/25/2051, Series 2021-NP11, Class A1 (1)(2)	3,513	3,429
Verizon Master Trust
4.49%, 01/22/2029, Series 2023-1, Class A	2,695	2,662
5.00%, 12/20/2028, Series 2024-1, Class A1A	6,084	6,058
Verizon Master Trust Series 2024-5
5.00%, 06/21/2032, Series 2024-5, Class A (1)	14,119	14,088
VM Debt
7.46%, 07/18/2027, Series 2019-1 (1)	14,996	14,097
Volkswagen Auto Loan Enhanced Trust 2023-1
5.01%, 01/22/2030, Series 2023-1, Class A4	1,748	1,741
VOLT CV LLC
2.49%, 11/27/2051, Series 2021-CF2, Class A1 (1)(2)	6,594	6,375
VOLT XCII LLC
4.89%, 02/27/2051, Series 2021-NPL1, Class A1 (1)(2)	2,667	2,626
VOLT XCIII LLC
4.89%, 02/27/2051, Series 2021-NPL2, Class A1 (1)(2)	6,153	6,062
VOLT XCIV LLC
5.24%, 02/27/2051, Series 2021-NPL3, Class A1 (1)(2)	6,053	5,987
VOLT XCIX LLC
5.12%, 04/25/2051, Series 2021-NPL8, Class A1 (1)(2)	2,654	2,629
VOLT XCVI LLC
5.12%, 03/27/2051, Series 2021-NPL5, Class A1 (1)(2)	5,457	5,410
VOLT XCVII LLC
5.24%, 04/25/2051, Series 2021-NPL6, Class A1 (1)(2)	6,130	6,095
Voya CLO 2019-3 Ltd.
6.66% (3 Month Term SOFR + 1.34%, 1.08% Floor), 10/17/2032, Series 2019-3A, Class AR (1)(3)	20,000	20,039
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036, Series 2018-A, Class A (1)	395	392
Wellfleet CLO 2020-1 Ltd.
6.54% (3 Month Term SOFR + 1.20%, 1.20% Floor), 04/15/2033, Series 2020-1A, Class A1AR (1)(3)	24,000	24,000
Westgate Resorts 2024-1 LLC
6.56%, 01/20/2038, Series 2024-1A, Class B (1)	6,515	6,503

The accompanying notes are an integral part of these financial statements.

12

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Asset-Backed Obligations – 11.71% – (continued)
Westlake Automobile Receivables Trust 2020-3
1.65%, 02/17/2026, Series 2020-3A, Class D (1)	$644	$640
Westlake Automobile Receivables Trust 2022-2
5.48%, 09/15/2027, Series 2022-2A, Class D (1)	3,500	3,470
Westlake Automobile Receivables Trust 2023-1
5.21%, 01/18/2028, Series 2023-1A, Class A3 (1)	4,523	4,507
6.79%, 11/15/2028, Series 2023-1A, Class D (1)	3,345	3,399
Westlake Automobile Receivables Trust 2023-2
7.01%, 11/15/2028, Series 2023-2A, Class D (1)	7,312	7,414
Westlake Automobile Receivables Trust 2023-3
6.02%, 09/15/2028, Series 2023-3A, Class C (1)	7,800	7,822
Westlake Automobile Receivables Trust 2024-2
5.62%, 03/15/2030, Series 2024-2A, Class B (1)	4,108	4,110
WF Card Issuance Trust
4.94%, 02/15/2029, Series 2024-A1, Class A	4,898	4,890
Wheels Fleet Lease Funding 1 LLC
5.80%, 04/18/2038, Series 2023-1A, Class A (1)	13,502	13,503
World Omni Auto Receivables Trust 2020-C
0.61%, 10/15/2026, Series 2020-C, Class A4	2,983	2,938
World Omni Auto Receivables Trust 2023-D
5.79%, 02/15/2029, Series 2023-D, Class A3	2,600	2,632
World Omni Auto Receivables Trust 2024-B
5.23%, 07/15/2030, Series 2024-B, Class A4	2,819	2,838
5.27%, 09/17/2029, Series 2024-B, Class A3	3,319	3,329
World Omni Automobile Lease Securitization Trust 2023-A
5.04%, 07/17/2028, Series 2023-A, Class A4	1,470	1,461
World Omni Automobile Lease Securitization Trust 2024-A
5.25%, 09/17/2029, Series 2024-A, Class A4	3,640	3,649
5.26%, 10/15/2027, Series 2024-A, Class A3	5,024	5,030
World Omni Select Auto Trust 2021-A
1.09%, 11/15/2027, Series 2021-A, Class C	2,350	2,235
Zais CLO 7 Ltd.
6.88% (3 Month Term SOFR + 1.55%), 04/15/2030, Series 2017-2A, Class A (1)(3)	1,709	1,710

Total Asset-Backed Obligations (Cost: $2,031,653)		1,999,774

Corporate Bonds – 29.06%
Basic Materials – 0.93%
Albemarle Corp.
5.45%, 12/01/2044	600	546
Anglo American Capital Plc
3.63%, 09/11/2024 (1)	630	627
4.75%, 04/10/2027 (1)	5,500	5,398
5.63%, 04/01/2030 (1)	4,300	4,328
5.75%, 04/05/2034 (1)	14,350	14,320
ArcelorMittal SA
6.00%, 06/17/2034	1,678	1,677
6.35%, 06/17/2054	2,319	2,252
6.75%, 03/01/2041	3,462	3,531
Barrick Gold Corp.
6.45%, 10/15/2035	203	218
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024	779	777
CF Industries, Inc.
4.95%, 06/01/2043	1,800	1,570
5.38%, 03/15/2044	2,040	1,872

The accompanying notes are an integral part of these financial statements.

13

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Basic Materials – 0.93% – (continued)
Corp. Nacional del Cobre de Chile
3.63%, 08/01/2027 (1)	$3,820	$3,622
6.44%, 01/26/2036 (1)	2,076	2,143
Dow Chemical Co.
4.55%, 11/30/2025	437	432
DuPont de Nemours, Inc.
5.32%, 11/15/2038	3,425	3,523
5.42%, 11/15/2048	1,865	1,932
Freeport Indonesia PT
4.76%, 04/14/2027 (1)	660	646
5.32%, 04/14/2032 (1)	4,054	3,931
6.20%, 04/14/2052 (1)	1,676	1,652
Glencore Funding LLC
2.63%, 09/23/2031 (1)	4,000	3,282
3.88%, 10/27/2027 (1)	875	835
3.88%, 04/27/2051 (1)	1,000	714
4.00%, 03/27/2027 (1)	6,300	6,073
5.34%, 04/04/2027 (1)	7,073	7,059
5.37%, 04/04/2029 (1)	4,642	4,620
5.63%, 04/04/2034 (1)	5,346	5,264
5.70%, 05/08/2033 (1)	1,700	1,694
6.38%, 10/06/2030 (1)	2,512	2,618
6.50%, 10/06/2033 (1)	7,000	7,292
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT
4.75%, 05/15/2025 (1)	5,657	5,598
5.45%, 05/15/2030 (1)	4,661	4,575
6.53%, 11/15/2028 (1)	4,448	4,602
LYB International Finance BV
4.88%, 03/15/2044	300	261
5.25%, 07/15/2043	610	553
LYB International Finance III LLC
1.25%, 10/01/2025	692	655
Newmont Corp. / Newcrest Finance Pty Ltd.
5.35%, 03/15/2034 (1)	15,221	15,197
Nutrien Ltd.
4.13%, 03/15/2035	1,960	1,747
4.20%, 04/01/2029	420	402
5.25%, 01/15/2045	1,444	1,328
OCP SA
6.75%, 05/02/2034 (1)	4,622	4,743
Reliance, Inc.
2.15%, 08/15/2030	3,100	2,593
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54	56
Samarco Mineracao SA
9.00%, 06/30/2031 (1)(7)	582	541
Sasol Financing USA LLC
6.50%, 09/27/2028	1,555	1,482
Steel Dynamics, Inc.
5.38%, 08/15/2034	2,514	2,471
Union Carbide Corp.
7.75%, 10/01/2096	681	829
Vale Overseas Ltd.
6.13%, 06/12/2033	8,122	8,185
6.88%, 11/21/2036	5,167	5,545
6.88%, 11/10/2039	2,107	2,247
8.25%, 01/17/2034	984	1,152

Total Basic Materials		159,210

The accompanying notes are an integral part of these financial statements.

14

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Communications – 2.21%
Amazon.com, Inc.
3.88%, 08/22/2037	$1,700	$1,501
3.95%, 04/13/2052	4,000	3,216
AT&T, Inc.
1.65%, 02/01/2028	525	466
2.25%, 02/01/2032	3,510	2,847
2.55%, 12/01/2033	7,636	6,072
2.75%, 06/01/2031	2,315	1,982
3.50%, 06/01/2041	1,353	1,034
3.50%, 09/15/2053	16,032	10,883
3.55%, 09/15/2055	10,545	7,109
3.65%, 06/01/2051	1,565	1,105
3.65%, 09/15/2059	1,685	1,130
3.80%, 12/01/2057	987	690
4.50%, 05/15/2035	7,570	6,971
4.65%, 06/01/2044	2,145	1,833
5.40%, 02/15/2034	16,455	16,455
6.00%, 08/15/2040	2,275	2,323
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033	3,000	2,942
British Telecommunications Plc
9.63%, 12/15/2030	5,000	6,105
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50%, 06/01/2041	13,115	8,808
3.50%, 03/01/2042	8,745	5,818
3.70%, 04/01/2051	2,580	1,569
4.91%, 07/23/2025	2,305	2,283
5.05%, 03/30/2029	2,000	1,923
5.38%, 04/01/2038	835	727
5.75%, 04/01/2048	1,603	1,340
6.38%, 10/23/2035	4,000	3,900
6.55%, 06/01/2034	11,981	11,985
6.83%, 10/23/2055	690	652
Comcast Corp.
2.89%, 11/01/2051	3,342	2,085
2.94%, 11/01/2056	845	510
2.99%, 11/01/2063	2,980	1,749
3.25%, 11/01/2039	3,295	2,536
3.75%, 04/01/2040	2,195	1,786
3.90%, 03/01/2038	455	386
3.97%, 11/01/2047	154	120
4.00%, 11/01/2049	638	498
4.05%, 11/01/2052	156	121
4.20%, 08/15/2034	555	509
4.25%, 01/15/2033	3,107	2,905
5.35%, 05/15/2053	7,275	6,974
Corning, Inc.
3.90%, 11/15/2049	960	722
Cox Communications, Inc.
2.60%, 06/15/2031 (1)	15,920	13,149
2.95%, 10/01/2050 (1)	1,275	758
3.35%, 09/15/2026 (1)	369	353
3.50%, 08/15/2027 (1)	8,245	7,794
3.60%, 06/15/2051 (1)	1,250	848
3.85%, 02/01/2025 (1)	1,250	1,235
4.80%, 02/01/2035 (1)	6,000	5,426
Crown Castle Towers LLC
3.66%, 05/15/2025 (1)	955	938

The accompanying notes are an integral part of these financial statements.

15

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Communications – 2.21% – (continued)
Deutsche Telekom International Finance BV
8.75%, 06/15/2030	$49	$57
Discovery Communications LLC
3.63%, 05/15/2030	4,150	3,652
eBay, Inc.
2.60%, 05/10/2031	8,000	6,790
Grupo Televisa SAB
6.13%, 01/31/2046	220	212
Meta Platforms, Inc.
5.60%, 05/15/2053	3,065	3,128
5.75%, 05/15/2063	2,296	2,359
NBCUniversal Media LLC
4.45%, 01/15/2043	10	9
NBN Co. Ltd.
2.63%, 05/05/2031 (1)	15,025	12,894
5.75%, 10/06/2028 (1)	2,255	2,317
NTT Finance Corp.
5.11%, 07/02/2029 (1)	1,757	1,751
Paramount Global
2.90%, 01/15/2027	525	485
3.70%, 06/01/2028	870	784
4.90%, 08/15/2044	315	219
Rogers Communications, Inc.
3.80%, 03/15/2032	4,650	4,155
4.55%, 03/15/2052	1,995	1,629
5.30%, 02/15/2034	12,145	11,917
Sprint Capital Corp.
6.88%, 11/15/2028	7,612	8,069
Telecom Italia Capital SA
7.20%, 07/18/2036	413	395
7.20%, 07/18/2036 (1)	1,231	1,269
Telefonica Emisiones SA
4.10%, 03/08/2027	2,215	2,150
4.90%, 03/06/2048	4,575	3,863
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	529	584
Time Warner Cable LLC
5.50%, 09/01/2041	6,815	5,675
5.88%, 11/15/2040	1,275	1,106
6.55%, 05/01/2037	375	355
6.75%, 06/15/2039	539	521
7.30%, 07/01/2038	253	256
T-Mobile USA, Inc.
3.00%, 02/15/2041	2,300	1,646
3.60%, 11/15/2060	3,920	2,650
3.88%, 04/15/2030	54,202	50,670
4.50%, 04/15/2050	1,023	854
4.85%, 01/15/2029	2,974	2,937
5.05%, 07/15/2033	3,360	3,287
5.15%, 04/15/2034	1,947	1,914
5.65%, 01/15/2053	1,000	985
5.75%, 01/15/2054	1,406	1,399
Verizon Communications, Inc.
1.68%, 10/30/2030	765	622
2.10%, 03/22/2028	1,176	1,058
2.36%, 03/15/2032	26,930	22,016
2.55%, 03/21/2031	13,855	11,771
2.65%, 11/20/2040	2,329	1,604

The accompanying notes are an integral part of these financial statements.

16

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Communications – 2.21% – (continued)
3.15%, 03/22/2030	$515	$464
3.40%, 03/22/2041	1,500	1,147
3.70%, 03/22/2061	3,000	2,117
4.02%, 12/03/2029	197	186
4.27%, 01/15/2036	2,311	2,094
4.33%, 09/21/2028	10,688	10,392
4.40%, 11/01/2034	2,500	2,317
4.81%, 03/15/2039	7,941	7,364
Vodafone Group Plc
5.63%, 02/10/2053	475	455
6.15%, 02/27/2037	4,600	4,886

Total Communications		376,507

Consumer, Cyclical – 1.74%
7-Eleven, Inc.
1.80%, 02/10/2031 (1)	1,270	1,017
2.50%, 02/10/2041 (1)	1,298	848
Air Canada 2013-1 Class A Pass-Through Trust
4.13%, 05/15/2025 (1)	1,135	1,110
Air Canada 2015-1 Class A Pass-Through Trust
3.60%, 03/15/2027 (1)	539	511
Air Canada 2015-2 Class AA Pass-Through Trust
3.75%, 12/15/2027 (1)	875	822
Air Canada 2017-1 Class A Pass-Through Trust
3.55%, 01/15/2030 (1)	2,121	1,898
Air Canada 2017-1 Class AA Pass-Through Trust
3.30%, 01/15/2030 (1)	4,106	3,751
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041 (1)	2,460	1,856
3.63%, 05/13/2051 (1)	3,500	2,512
3.80%, 01/25/2050 (1)	2,100	1,568
5.27%, 02/12/2034 (1)	3,050	3,005
5.62%, 02/12/2054 (1)	2,200	2,172
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 10/01/2026	253	241
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027	5,629	5,314
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/2027	441	418
American Airlines 2016-2 Class A Pass-Through Trust
3.65%, 06/15/2028	782	718
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/2028	991	919
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 10/15/2028	974	896
AutoZone, Inc.
1.65%, 01/15/2031	1,540	1,235
British Airways 2018-1 Class A Pass-Through Trust
4.13%, 09/20/2031 (1)	1,645	1,534
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031 (1)	773	726
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032 (1)	1,265	1,137
CK Hutchison International 21 Ltd.
3.13%, 04/15/2041 (1)	703	520
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 10/29/2024	3,176	3,176

The accompanying notes are an integral part of these financial statements.

17

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Consumer, Cyclical – 1.74% – (continued)
Cummins, Inc.
5.45%, 02/20/2054	$2,352	$2,307
Daimler Truck Finance North America LLC
5.13%, 09/25/2027 (1)	6,005	5,977
5.38%, 06/25/2034 (1)	4,971	4,914
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/2028	1,204	1,095
Ford Motor Credit Co. LLC
2.90%, 02/10/2029	6,720	5,925
4.00%, 11/13/2030	4,720	4,214
4.13%, 08/17/2027	750	713
5.80%, 03/08/2029	9,580	9,546
6.13%, 03/08/2034	6,273	6,205
6.80%, 11/07/2028	1,590	1,643
7.35%, 03/06/2030	1,265	1,339
General Motors Co.
5.00%, 04/01/2035	4,591	4,298
6.13%, 10/01/2025	14,000	14,073
6.60%, 04/01/2036	685	717
General Motors Financial Co., Inc.
1.25%, 01/08/2026	2,126	1,990
2.35%, 01/08/2031	1,707	1,400
2.70%, 06/10/2031	3,430	2,836
3.80%, 04/07/2025	1,785	1,758
4.30%, 07/13/2025	1,765	1,741
5.35%, 07/15/2027	4,164	4,152
5.40%, 05/08/2027	1,855	1,854
5.75%, 02/08/2031	1,170	1,173
5.95%, 04/04/2034	6,975	6,981
Home Depot, Inc.
3.63%, 04/15/2052	2,600	1,923
4.40%, 03/15/2045	268	232
4.85%, 06/25/2031	14,410	14,297
5.30%, 06/25/2054	9,399	9,177
Hyatt Hotels Corp.
5.75%, 01/30/2027	2,370	2,393
Hyundai Capital America
1.30%, 01/08/2026 (1)	1,005	943
1.50%, 06/15/2026 (1)	2,215	2,053
1.80%, 10/15/2025 (1)	1,190	1,134
1.80%, 01/10/2028 (1)	2,170	1,923
2.38%, 10/15/2027 (1)	1,200	1,094
3.00%, 02/10/2027 (1)	675	637
5.35%, 03/19/2029 (1)	7,831	7,819
5.68%, 06/26/2028 (1)	5,000	5,053
6.10%, 09/21/2028 (1)	11,410	11,717
JetBlue 2020-1 Class B Pass-Through Trust
7.75%, 11/15/2028	1,193	1,226
Kia Corp.
1.75%, 10/16/2026 (1)	1,620	1,494
Lear Corp.
2.60%, 01/15/2032	1,225	1,003
Lowe’s Companies, Inc.
5.63%, 04/15/2053	2,853	2,762
Marriott International, Inc.
4.90%, 04/15/2029	809	800
McDonald’s Corp.
4.45%, 03/01/2047	360	302

The accompanying notes are an integral part of these financial statements.

18

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Consumer, Cyclical – 1.74% – (continued)
4.70%, 12/09/2035	$216	$205
6.30%, 10/15/2037	394	422
Nissan Motor Co. Ltd.
4.81%, 09/17/2030 (1)	2,551	2,370
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	802	764
4.70%, 06/15/2032	3,150	3,040
Sands China Ltd.
5.40%, 08/08/2028	249	244
Spirit Airlines Pass-Through Trust 2017-1AA
3.38%, 02/15/2030	659	581
Stellantis Finance U.S., Inc.
2.69%, 09/15/2031 (1)	2,008	1,660
Toll Brothers Finance Corp.
4.35%, 02/15/2028	16,345	15,787
Toyota Motor Credit Corp.
5.05%, 05/16/2029	14,511	14,562
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/2025	2,354	2,317
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/2026	571	553
United Airlines 2016-1 Class A Pass-Through Trust
3.45%, 07/07/2028	1,166	1,069
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/2028	5,250	4,872
United Airlines 2016-1 Class B Pass-Through Trust
3.65%, 01/07/2026	1,211	1,171
United Airlines 2016-2 Class A Pass-Through Trust
3.10%, 10/07/2028	1,999	1,796
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/2028	1,200	1,093
United Airlines 2016-2 Class B Pass-Through Trust
3.65%, 10/07/2025	1,419	1,376
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030	2,840	2,577
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/2030	2,511	2,319
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026	777	760
United Airlines 2019-1 Class A Pass-Through Trust
4.55%, 08/25/2031	1,621	1,496
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031	1,855	1,738
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032	2,346	2,030
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (1)	897	795
4.35%, 06/08/2027 (1)	12,500	12,193
5.80%, 09/12/2025 (1)	11,190	11,213
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	6,000	5,237
5.05%, 03/15/2042	8,721	7,094
5.14%, 03/15/2052	4,910	3,823

Total Consumer, Cyclical		297,894

The accompanying notes are an integral part of these financial statements.

19

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Consumer, Non-cyclical – 3.30%
AbbVie, Inc.
4.05%, 11/21/2039	$8,792	$7,637
4.25%, 11/21/2049	741	618
4.40%, 11/06/2042	1,700	1,491
4.45%, 05/14/2046	425	369
4.55%, 03/15/2035	6,025	5,715
4.70%, 05/14/2045	3,255	2,940
5.05%, 03/15/2034	4,510	4,497
5.40%, 03/15/2054	5,036	4,980
5.50%, 03/15/2064	2,096	2,069
Aetna, Inc.
4.50%, 05/15/2042	4,205	3,502
4.75%, 03/15/2044	1,800	1,515
6.75%, 12/15/2037	341	364
AHS Hospital Corp.
2.78%, 07/01/2051	2,730	1,736
Altria Group, Inc.
2.45%, 02/04/2032	3,845	3,109
Amgen, Inc.
1.65%, 08/15/2028	1,155	1,010
2.80%, 08/15/2041	1,980	1,392
3.00%, 01/15/2052	2,500	1,637
3.15%, 02/21/2040	2,000	1,495
5.60%, 03/02/2043	2,940	2,897
5.65%, 03/02/2053	11,949	11,767
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	7,057	6,728
4.90%, 02/01/2046	6,000	5,532
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	455	406
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	5,910	5,209
4.38%, 04/15/2038	2,240	2,039
4.44%, 10/06/2048	590	505
4.60%, 04/15/2048	757	670
4.95%, 01/15/2042	2,735	2,567
5.45%, 01/23/2039	1,200	1,216
Ascension Health
3.11%, 11/15/2039	2,670	2,072
Ashtead Capital, Inc.
5.80%, 04/15/2034 (1)	5,000	4,962
Astrazeneca Finance LLC
5.00%, 02/26/2034	11,136	11,074
AstraZeneca Plc
4.00%, 09/18/2042	540	454
6.45%, 09/15/2037	500	557
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	2,280	1,657
BAT Capital Corp.
2.26%, 03/25/2028	2,000	1,792
2.73%, 03/25/2031	6,820	5,751
3.56%, 08/15/2027	952	904
4.39%, 08/15/2037	3,610	3,046
4.54%, 08/15/2047	5,306	4,086
7.08%, 08/02/2053	4,186	4,451
Baxalta, Inc.
5.25%, 06/23/2045	50	47

The accompanying notes are an integral part of these financial statements.

20

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Consumer, Non-cyclical – 3.30% – (continued)
Becton Dickinson & Co.
3.73%, 12/15/2024	$515	$510
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051 (1)	3,755	2,830
5.38%, 01/09/2036 (1)	535	521
6.05%, 01/15/2029 (1)	238	245
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	1,730	1,173
Boston Scientific Corp.
4.55%, 03/01/2039	356	332
6.50%, 11/15/2035	845	938
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	1,512	1,312
4.55%, 02/20/2048	1,374	1,177
5.55%, 02/22/2054	1,630	1,607
5.65%, 02/22/2064	2,455	2,398
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	3,900	3,336
Campbell Soup Co.
2.38%, 04/24/2030	895	770
3.13%, 04/24/2050	494	321
Centene Corp.
2.45%, 07/15/2028	2,882	2,559
Children’s Health System of Texas
2.51%, 08/15/2050	2,270	1,387
Children’s Hospital
2.93%, 07/15/2050	1,340	860
Children’s Hospital Corp.
2.59%, 02/01/2050	1,290	805
Cigna Group
3.25%, 04/15/2025	970	953
4.38%, 10/15/2028	15,325	14,881
4.80%, 07/15/2046	218	192
Coca-Cola Co.
5.30%, 05/13/2054	3,870	3,840
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	1,500	1,164
2.75%, 01/22/2030	619	550
CommonSpirit Health
1.55%, 10/01/2025	1,290	1,225
2.78%, 10/01/2030	5,925	5,132
3.91%, 10/01/2050	1,265	961
Conagra Brands, Inc.
1.38%, 11/01/2027	1,755	1,546
7.00%, 10/01/2028	3,250	3,457
Constellation Brands, Inc.
2.88%, 05/01/2030	3,620	3,195
4.50%, 05/09/2047	180	150
4.75%, 05/09/2032	400	384
Cottage Health Obligated Group
3.30%, 11/01/2049	1,530	1,097
CVS Health Corp.
2.70%, 08/21/2040	2,500	1,661
4.78%, 03/25/2038	6,550	5,848
4.88%, 07/20/2035	2,515	2,350
5.00%, 01/30/2029	783	775
5.05%, 03/25/2048	5,000	4,308
5.25%, 02/21/2033	3,100	3,027

The accompanying notes are an integral part of these financial statements.

21

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Consumer, Non-cyclical – 3.30% – (continued)
5.88%, 06/01/2053	$2,749	$2,634
6.00%, 06/01/2044	1,942	1,903
CVS Pass-Through Trust
5.77%, 01/10/2033 (1)	575	570
5.93%, 01/10/2034 (1)	443	439
7.51%, 01/10/2032 (1)	623	648
CVS Pass-Through Trust Series 2009
8.35%, 07/10/2031 (1)	626	675
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036 (1)	716	651
Dentsply Sirona, Inc.
3.25%, 06/01/2030	3,000	2,621
DH Europe Finance II Sarl
3.25%, 11/15/2039	431	341
Element Fleet Management Corp.
3.85%, 06/15/2025 (1)	3,000	2,942
6.27%, 06/26/2026 (1)	7,530	7,618
6.32%, 12/04/2028 (1)	2,390	2,471
Elevance Health, Inc.
4.10%, 03/01/2028	920	889
4.38%, 12/01/2047	4,500	3,735
4.63%, 05/15/2042	400	352
4.65%, 01/15/2043	391	345
4.65%, 08/15/2044	395	344
Eli Lilly & Co.
5.00%, 02/09/2054	2,010	1,920
ERAC USA Finance LLC
4.50%, 02/15/2045 (1)	300	261
5.40%, 05/01/2053 (1)	1,558	1,506
5.63%, 03/15/2042 (1)	357	357
Experian Finance Plc
2.75%, 03/08/2030 (1)	9,240	8,173
Ford Foundation
2.82%, 06/01/2070	790	459
Fresenius Medical Care U.S. Finance III, Inc.
3.00%, 12/01/2031 (1)	8,000	6,480
General Mills, Inc.
3.00%, 02/01/2051	3,007	1,914
Gilead Sciences, Inc.
1.65%, 10/01/2030	1,700	1,401
2.60%, 10/01/2040	1,855	1,278
4.60%, 09/01/2035	4,225	3,992
Global Payments, Inc.
3.20%, 08/15/2029	4,843	4,351
5.30%, 08/15/2029	964	957
Grupo Bimbo SAB de CV
4.70%, 11/10/2047 (1)	4,500	3,875
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	3,780	2,645
2.88%, 09/01/2050	2,000	1,313
Haleon U.S. Capital LLC
3.38%, 03/24/2029	2,865	2,660
Hartford HealthCare Corp.
3.45%, 07/01/2054	3,370	2,404
HCA, Inc.
3.50%, 07/15/2051	116	78
3.63%, 03/15/2032	3,500	3,083
4.50%, 02/15/2027	7,000	6,840

The accompanying notes are an integral part of these financial statements.

22

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Consumer, Non-cyclical – 3.30% – (continued)
5.13%, 06/15/2039	$1,715	$1,589
5.50%, 06/15/2047	1,955	1,807
5.88%, 02/01/2029	4,000	4,072
Icon Investments Six DAC
5.85%, 05/08/2029	6,925	7,037
Imperial Brands Finance Plc
5.50%, 02/01/2030 (1)	8,970	8,886
J M Smucker Co.
6.20%, 11/15/2033	1,225	1,287
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.00%, 05/15/2032	7,450	6,133
3.75%, 12/01/2031	2,700	2,364
5.75%, 04/01/2033	7,500	7,482
6.75%, 03/15/2034 (1)	3,176	3,367
Johnson & Johnson
4.80%, 06/01/2029	9,016	9,085
4.95%, 06/01/2034	8,729	8,831
5.25%, 06/01/2054	3,022	3,035
Kellanova
5.25%, 03/01/2033	2,385	2,368
Keurig Dr Pepper, Inc.
4.42%, 12/15/2046	3,850	3,239
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031 (1)	7,500	6,360
Kraft Heinz Foods Co.
4.38%, 06/01/2046	6,113	4,972
4.63%, 10/01/2039	2,357	2,088
Kroger Co.
4.45%, 02/01/2047	1,600	1,320
5.40%, 07/15/2040	95	92
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,190	1,956
Massachusetts Institute of Technology
3.89%, 07/01/2116	2,906	2,139
4.68%, 07/01/2114	1,645	1,454
Memorial Health Services
3.45%, 11/01/2049	3,040	2,256
Merck & Co., Inc.
2.75%, 12/10/2051	1,415	885
5.00%, 05/17/2053	1,335	1,255
5.15%, 05/17/2063	1,040	988
Molson Coors Beverage Co.
4.20%, 07/15/2046	1,511	1,208
Mount Sinai Hospital
3.98%, 07/01/2048	999	772
MultiCare Health System
2.80%, 08/15/2050	3,003	1,813
Mylan, Inc.
5.20%, 04/15/2048	5,965	4,840
5.40%, 11/29/2043	2,625	2,267
MyMichigan Health
3.41%, 06/01/2050	3,480	2,435
Nationwide Children’s Hospital, Inc.
4.56%, 11/01/2052	646	580
NYU Langone Hospitals
3.38%, 07/01/2055	1,270	877
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605	2,149

The accompanying notes are an integral part of these financial statements.

23

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Consumer, Non-cyclical – 3.30% – (continued)
Pepperdine University
3.30%, 12/01/2059	$1,440	$919
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/2043	2,027	1,927
5.30%, 05/19/2053	10,801	10,418
Philip Morris International, Inc.
2.75%, 02/25/2026	18,587	17,807
5.13%, 02/13/2031	9,615	9,513
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	2,195	1,389
President & Fellows of Harvard College
3.30%, 07/15/2056	4,420	3,164
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200	1,129
Quanta Services, Inc.
2.35%, 01/15/2032	2,965	2,409
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800	2,306
Revvity, Inc.
3.63%, 03/15/2051	3,400	2,359
Reynolds American, Inc.
4.45%, 06/12/2025	3,100	3,064
5.70%, 08/15/2035	3,025	2,954
Roche Holdings, Inc.
5.59%, 11/13/2033 (1)	7,570	7,851
Royalty Pharma Plc
1.20%, 09/02/2025	874	830
2.15%, 09/02/2031	1,291	1,035
S&P Global, Inc.
2.90%, 03/01/2032	2,118	1,830
Solventum Corp.
5.60%, 03/23/2034 (1)	15,000	14,732
Sysco Corp.
5.95%, 04/01/2030	5,000	5,203
6.60%, 04/01/2050	1,000	1,113
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	3,675	2,661
3.18%, 07/09/2050	1,920	1,272
5.65%, 07/05/2044	3,650	3,584
Texas Health Resources
2.33%, 11/15/2050	970	559
4.33%, 11/15/2055	1,000	844
Tyson Foods, Inc.
5.70%, 03/15/2034	9,700	9,663
UnitedHealth Group, Inc.
3.25%, 05/15/2051	1,395	958
3.50%, 08/15/2039	1,675	1,353
4.75%, 05/15/2052	7,015	6,211
5.05%, 04/15/2053	7,745	7,174
5.88%, 02/15/2053	1,495	1,553
University of Chicago
2.76%, 04/01/2045	1,575	1,196
University of Miami
4.06%, 04/01/2052	1,280	1,030
University of Southern California
3.23%, 10/01/2120	1,370	818
Utah Acquisition Sub, Inc.
5.25%, 06/15/2046	275	226

The accompanying notes are an integral part of these financial statements.

24

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Consumer, Non-cyclical – 3.30% – (continued)
Verisk Analytics, Inc.
4.00%, 06/15/2025	$1,035	$1,018
5.75%, 04/01/2033	2,280	2,340
Viatris, Inc.
2.30%, 06/22/2027	3,525	3,218
3.85%, 06/22/2040	3,625	2,647
4.00%, 06/22/2050	4,000	2,692
Viterra Finance BV
3.20%, 04/21/2031 (1)	10,250	8,853
5.25%, 04/21/2032 (1)	5,295	5,164
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	1,530	915
Zoetis, Inc.
2.00%, 05/15/2030	1,590	1,339

Total Consumer, Non-cyclical		563,895

Energy – 3.12%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 (1)	3,131	2,804
Aker BP ASA
2.00%, 07/15/2026 (1)	1,517	1,411
3.10%, 07/15/2031 (1)	2,730	2,323
5.60%, 06/13/2028 (1)	3,380	3,410
6.00%, 06/13/2033 (1)	10,990	11,103
Antero Resources Corp.
5.38%, 03/01/2030 (1)	6,340	6,136
Apache Corp.
5.10%, 09/01/2040	3,781	3,227
Boardwalk Pipelines LP
3.60%, 09/01/2032	5,000	4,311
5.95%, 06/01/2026	3,000	3,015
BP Capital Markets America, Inc.
2.94%, 06/04/2051	3,935	2,498
4.89%, 09/11/2033	2,000	1,945
Canadian Natural Resources Ltd.
6.25%, 03/15/2038	5,000	5,130
6.50%, 02/15/2037	118	122
Cenovus Energy, Inc.
5.25%, 06/15/2037	1,977	1,889
5.40%, 06/15/2047	192	177
Cheniere Energy Partners LP
5.75%, 08/15/2034 (1)	4,000	4,016
5.95%, 06/30/2033	3,000	3,042
Cheniere Energy, Inc.
5.65%, 04/15/2034 (1)	1,630	1,631
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700	2,634
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (1)	1,000	1,022
Continental Resources, Inc.
2.27%, 11/15/2026 (1)	3,235	3,003
Coterra Energy, Inc.
3.90%, 05/15/2027	3,045	2,929
Devon Energy Corp.
4.75%, 05/15/2042	2,251	1,885
5.60%, 07/15/2041	2,844	2,646

The accompanying notes are an integral part of these financial statements.

25

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Energy – 3.12% – (continued)
Diamondback Energy, Inc.
5.15%, 01/30/2030	$493	$491
5.90%, 04/18/2064	3,822	3,689
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/2044	1,300	1,093
Ecopetrol SA
5.38%, 06/26/2026	537	526
8.63%, 01/19/2029	6,705	7,057
EIG Pearl Holdings Sarl
3.55%, 08/31/2036 (1)	5,996	5,150
Enbridge Energy Partners LP
7.38%, 10/15/2045	2,600	2,962
7.50%, 04/15/2038	4,949	5,666
Enbridge, Inc.
5.63%, 04/05/2034	11,042	11,024
5.70%, 03/08/2033	2,430	2,449
Energy Transfer LP
3.90%, 07/15/2026	3,769	3,650
4.00%, 10/01/2027	1,829	1,756
4.95%, 01/15/2043	1,482	1,269
5.00%, 05/15/2050	1,115	946
5.25%, 04/15/2029	5,631	5,609
5.25%, 07/01/2029	4,357	4,330
5.30%, 04/01/2044	200	180
5.40%, 10/01/2047	1,500	1,342
5.55%, 05/15/2034	4,055	4,013
5.60%, 09/01/2034	7,050	7,003
6.00%, 02/01/2029 (1)	5,000	5,034
6.00%, 06/15/2048	1,000	964
6.05%, 06/01/2041	2,000	1,966
6.10%, 12/01/2028	3,360	3,462
6.13%, 12/15/2045	810	794
6.25%, 04/15/2049	3,505	3,487
6.40%, 12/01/2030	2,495	2,624
6.50%, 02/01/2042	3,000	3,103
6.55%, 12/01/2033	1,385	1,468
6.63%, 10/15/2036	2,000	2,112
7.50%, 07/01/2038	1,926	2,188
ENI SpA
4.25%, 05/09/2029 (1)	2,825	2,715
5.70%, 10/01/2040 (1)	557	535
5.95%, 05/15/2054 (1)	6,272	6,160
ENI USA, Inc.
7.30%, 11/15/2027	400	425
EnLink Midstream LLC
5.63%, 01/15/2028 (1)	13,284	13,203
6.50%, 09/01/2030 (1)	12,690	12,989
EnLink Midstream Partners LP
4.85%, 07/15/2026	3,420	3,356
5.45%, 06/01/2047	2,099	1,821
Enterprise Products Operating LLC
4.85%, 08/15/2042	4,000	3,613
4.95%, 10/15/2054	177	156
5.75%, 03/01/2035	1,075	1,100
5.95%, 02/01/2041	1,788	1,840
EQM Midstream Partners LP
4.00%, 08/01/2024	749	746

The accompanying notes are an integral part of these financial statements.

26

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Energy – 3.12% – (continued)
EQT Corp.
3.90%, 10/01/2027	$805	$769
Equinor ASA
7.25%, 09/23/2027	7,967	8,485
Exxon Mobil Corp.
3.00%, 08/16/2039	3,535	2,685
3.10%, 08/16/2049	2,040	1,382
Flex Intermediate Holdco LLC
3.36%, 06/30/2031 (1)	3,360	2,796
4.32%, 12/30/2039 (1)	1,365	989
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (1)	2,244	1,793
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (1)	5,580	5,357
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038 (1)	1,665	1,692
6.51%, 02/23/2042 (1)	2,235	2,324
Halliburton Co.
4.75%, 08/01/2043	565	497
4.85%, 11/15/2035	200	190
7.60%, 08/15/2096 (1)	258	290
Hess Corp.
4.30%, 04/01/2027	7,314	7,131
7.88%, 10/01/2029	5,535	6,190
HF Sinclair Corp.
5.88%, 04/01/2026	4,573	4,583
Kinder Morgan Energy Partners LP
6.95%, 01/15/2038	8,490	9,210
7.50%, 11/15/2040	483	543
Kinder Morgan, Inc.
5.00%, 02/01/2029	2,753	2,722
5.05%, 02/15/2046	600	525
7.80%, 08/01/2031	4,600	5,201
Marathon Petroleum Corp.
4.50%, 04/01/2048	3,000	2,413
5.13%, 12/15/2026	3,207	3,195
MPLX LP
2.65%, 08/15/2030	7,390	6,368
4.50%, 04/15/2038	4,000	3,488
4.88%, 06/01/2025	3,000	2,973
5.20%, 03/01/2047	695	621
5.20%, 12/01/2047	560	495
5.50%, 06/01/2034	6,610	6,510
NGPL PipeCo LLC
3.25%, 07/15/2031 (1)	2,055	1,755
Northern Natural Gas Co.
5.63%, 02/01/2054 (1)	560	548
Occidental Petroleum Corp.
4.30%, 08/15/2039	1,190	969
6.38%, 09/01/2028	5,643	5,823
8.50%, 07/15/2027	2,342	2,509
8.88%, 07/15/2030	6,280	7,232
ONEOK Partners LP
6.20%, 09/15/2043	2,500	2,507
6.65%, 10/01/2036	1,050	1,110
ONEOK, Inc.
2.75%, 09/01/2024	6,954	6,913
3.10%, 03/15/2030	13,970	12,489

The accompanying notes are an integral part of these financial statements.

27

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Energy – 3.12% – (continued)
4.20%, 03/15/2045	$5,725	$4,295
Ovintiv, Inc.
8.13%, 09/15/2030	5,651	6,383
Petroleos Mexicanos
6.49%, 01/23/2027	1,185	1,137
6.50%, 03/13/2027	1,090	1,039
6.50%, 01/23/2029	970	876
6.88%, 08/04/2026	2,390	2,340
Phillips 66
4.88%, 11/15/2044	70	62
5.88%, 05/01/2042	3,000	3,023
Phillips 66 Co.
3.15%, 12/15/2029	655	593
4.90%, 10/01/2046	1,012	889
Pioneer Natural Resources Co.
1.90%, 08/15/2030	10,650	8,923
5.10%, 03/29/2026	2,810	2,804
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	2,800	2,557
4.70%, 06/15/2044	1,721	1,417
5.70%, 09/15/2034	1,094	1,084
QatarEnergy
1.38%, 09/12/2026 (1)	1,534	1,412
2.25%, 07/12/2031 (1)	3,240	2,706
Reliance Industries Ltd.
2.88%, 01/12/2032 (1)	3,000	2,541
Sabal Trail Transmission LLC
4.68%, 05/01/2038 (1)	10,000	9,069
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	3,320	3,185
5.88%, 06/30/2026	6,680	6,707
Santos Finance Ltd.
3.65%, 04/29/2031 (1)	5,891	5,147
6.88%, 09/19/2033 (1)	4,155	4,395
Shell International Finance BV
2.75%, 04/06/2030	3,300	2,943
Spectra Energy Partners LP
4.50%, 03/15/2045	3,000	2,452
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048	1,070
6.50%, 06/15/2038	3,323	3,480
6.80%, 05/15/2038	423	451
7.88%, 06/15/2026	543	565
Targa Resources Corp.
5.20%, 07/01/2027	4,000	3,992
6.15%, 03/01/2029	12,245	12,639
TC PipeLines LP
3.90%, 05/25/2027	5,000	4,790
4.38%, 03/13/2025	8,465	8,383
TotalEnergies Capital International SA
2.99%, 06/29/2041	4,000	2,915
3.13%, 05/29/2050	2,465	1,662
3.46%, 07/12/2049	1,905	1,385
TransCanada PipeLines Ltd.
4.75%, 05/15/2038	1,000	915
6.20%, 10/15/2037	573	592
Valero Energy Corp.
4.35%, 06/01/2028	3,416	3,306

The accompanying notes are an integral part of these financial statements.

28

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Energy – 3.12% – (continued)
6.63%, 06/15/2037	$5,000	$5,330
7.50%, 04/15/2032	175	198
Var Energi ASA
5.00%, 05/18/2027 (1)	11,460	11,214
8.00%, 11/15/2032 (1)	4,000	4,478
Western Midstream Operating LP
6.15%, 04/01/2033	2,000	2,050
6.35%, 01/15/2029	2,892	2,983
Williams Companies, Inc.
2.60%, 03/15/2031	2,530	2,137
3.75%, 06/15/2027	2,368	2,273
4.85%, 03/01/2048	3,000	2,595
4.90%, 03/15/2029	5,209	5,138
4.90%, 01/15/2045	2,355	2,055
5.10%, 09/15/2045	4,510	4,063
5.40%, 03/04/2044	2,750	2,591
5.65%, 03/15/2033	3,350	3,381
5.75%, 06/24/2044	2,500	2,448
6.30%, 04/15/2040	333	345
Woodside Finance Ltd.
3.65%, 03/05/2025 (1)	3,300	3,253

Total Energy		532,303

Financials – 11.63%
ABN AMRO Bank NV
1.54% (1 Year CMT Index + 0.80%), 06/16/2027 (1)(3)	5,000	4,611
2.47% (1 Year CMT Index + 1.10%), 12/13/2029 (1)(3)	1,300	1,144
3.32% (5 Year CMT Index + 1.90%), 03/13/2037 (1)(3)	2,500	2,049
4.75%, 07/28/2025 (1)	5,000	4,930
6.34% (1 Year CMT Index + 1.65%), 09/18/2027 (1)(3)	8,900	9,018
6.58% (1 Year CMT Index + 1.55%), 10/13/2026 (1)(3)	4,400	4,444
AEGON Funding Co. LLC
5.50%, 04/16/2027 (1)	3,500	3,485
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.65%, 10/29/2024	330	326
2.45%, 10/29/2026	2,345	2,187
3.00%, 10/29/2028	1,290	1,172
3.30%, 01/30/2032	11,225	9,645
4.45%, 10/01/2025	3,500	3,451
5.10%, 01/19/2029	755	748
6.10%, 01/15/2027	3,680	3,734
6.50%, 07/15/2025	1,848	1,862
AIA Group Ltd.
3.20%, 09/16/2040 (1)	915	668
AIB Group Plc
5.87% (SOFR + 1.91%), 03/28/2035 (1)(3)	3,000	2,980
6.61% (SOFR + 2.33%), 09/13/2029 (1)(3)	1,610	1,662
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (1)	955	1,037
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,190	895
2.00%, 05/18/2032	2,180	1,706
3.80%, 04/15/2026	338	328
4.00%, 02/01/2050	1,451	1,077
American Express Co.
3.55% (5 Year CMT Index + 2.85%), 09/15/2172 (3)	3,475	3,239
5.10% (SOFR + 1.00%), 02/16/2028 (3)	6,003	5,976

The accompanying notes are an integral part of these financial statements.

29

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Financials – 11.63% – (continued)
American Tower Corp.
1.50%, 01/31/2028	$2,660	$2,332
1.88%, 10/15/2030	2,485	2,023
2.10%, 06/15/2030	1,300	1,089
2.95%, 01/15/2051	875	547
3.10%, 06/15/2050	1,340	865
3.38%, 10/15/2026	506	483
3.70%, 10/15/2049	2,065	1,498
AmFam Holdings, Inc.
2.81%, 03/11/2031 (1)	5,000	3,822
ANZ New Zealand Int’l Ltd.
3.45%, 01/21/2028 (1)	500	473
5.36%, 08/14/2028 (1)	2,590	2,617
Aon Corp. / Aon Global Holdings Plc
3.90%, 02/28/2052	4,250	3,147
Aon North America, Inc.
5.45%, 03/01/2034	3,880	3,863
5.75%, 03/01/2054	3,800	3,717
Arthur J Gallagher & Co.
3.50%, 05/20/2051	3,000	2,068
Athene Global Funding
2.95%, 11/12/2026 (1)	8,845	8,333
Athene Holding Ltd.
6.25%, 04/01/2054	3,611	3,613
Australia & New Zealand Banking Group Ltd.
2.57% (5 Year CMT Index + 1.70%), 11/25/2035 (1)(3)	4,590	3,769
4.40%, 05/19/2026 (1)	1,816	1,778
Aviation Capital Group LLC
5.50%, 12/15/2024 (1)	1,745	1,740
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (1)	1,430	1,344
2.53%, 11/18/2027 (1)	15,330	13,788
3.25%, 02/15/2027 (1)	3,700	3,463
4.25%, 04/15/2026 (1)	1,710	1,661
4.38%, 05/01/2026 (1)	790	768
5.50%, 01/15/2026 (1)	4,364	4,329
5.75%, 03/01/2029 (1)	2,531	2,517
5.75%, 11/15/2029 (1)	1,165	1,158
6.38%, 05/04/2028 (1)	2,750	2,793
Banco Nacional de Panama
2.50%, 08/11/2030 (1)	2,750	2,115
Banco Santander SA
1.72% (1 Year CMT Index + 0.90%), 09/14/2027 (3)	3,000	2,751
2.75%, 05/28/2025	4,800	4,675
5.15%, 08/18/2025	600	595
5.18%, 11/19/2025	1,500	1,486
5.54% (1 Year CMT Index + 1.45%), 03/14/2030 (3)	3,400	3,374
6.35%, 03/14/2034	13,400	13,410
6.61%, 11/07/2028	4,400	4,621
Bangkok Bank PCL
5.65%, 07/05/2034 (1)	2,334	2,338
Bank of America Corp.
1.66% (SOFR + 0.91%), 03/11/2027 (3)	950	891
1.73% (SOFR + 0.96%), 07/22/2027 (3)	7,170	6,646
1.90% (SOFR + 1.53%), 07/23/2031 (3)	1,285	1,058
2.09% (SOFR + 1.06%), 06/14/2029 (3)	15,630	13,866
2.30% (SOFR + 1.22%), 07/21/2032 (3)	16,345	13,380
2.55% (SOFR + 1.05%), 02/04/2028 (3)	3,075	2,870

The accompanying notes are an integral part of these financial statements.

30

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Financials – 11.63% – (continued)
2.57% (SOFR + 1.21%), 10/20/2032 (3)	$4,515	$3,742
2.59% (SOFR + 2.15%), 04/29/2031 (3)	2,997	2,591
2.68% (SOFR + 1.93%), 06/19/2041 (3)	7,418	5,183
2.69% (SOFR + 1.32%), 04/22/2032 (3)	17,025	14,388
2.88% (3 Month Term SOFR + 1.45%), 10/22/2030 (3)	5,130	4,566
2.97% (SOFR + 1.33%), 02/04/2033 (3)	4,550	3,851
3.59% (3 Month Term SOFR + 1.63%), 07/21/2028 (3)	7,800	7,424
3.71% (3 Month Term SOFR + 1.77%), 04/24/2028 (3)	4,500	4,310
3.82% (3 Month Term SOFR + 1.84%), 01/20/2028 (3)	10,000	9,638
3.97% (3 Month Term SOFR + 1.47%), 02/07/2030 (3)	2,820	2,671
4.00%, 01/22/2025	3,860	3,823
4.27% (3 Month Term SOFR + 1.57%), 07/23/2029 (3)	1,500	1,445
4.38% (SOFR + 1.58%), 04/27/2028 (3)	4,000	3,904
4.45%, 03/03/2026	7,140	7,021
5.20% (SOFR + 1.63%), 04/25/2029 (3)	4,230	4,223
5.29% (SOFR + 1.91%), 04/25/2034 (3)	5,870	5,808
5.47% (SOFR + 1.65%), 01/23/2035 (3)	14,681	14,667
5.82% (SOFR + 1.57%), 09/15/2029 (3)	3,900	3,982
6.20% (SOFR + 1.99%), 11/10/2028 (3)	3,000	3,089
7.75%, 05/14/2038	137	163
Bank of Ireland Group Plc
2.03% (1 Year CMT Index + 1.10%), 09/30/2027 (1)(3)	6,132	5,648
5.60% (SOFR + 1.62%), 03/20/2030 (1)(3)	15,120	15,043
6.25% (1 Year CMT Index + 2.65%), 09/16/2026 (1)(3)	4,525	4,547
Bank of Montreal
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032 (3)	6,500	6,107
Bank of New York Mellon Corp.
6.32% (SOFR + 1.60%), 10/25/2029 (3)	2,800	2,927
6.47% (SOFR + 1.85%), 10/25/2034 (3)	2,380	2,567
Bank of Nova Scotia
4.85%, 02/01/2030	3,702	3,643
5.45%, 08/01/2029	7,727	7,803
Banque Federative du Credit Mutuel SA
5.79%, 07/13/2028 (1)	5,080	5,180
Barclays Plc
2.89% (1 Year CMT Index + 1.30%), 11/24/2032 (3)	1,572	1,300
3.65%, 03/16/2025	1,500	1,477
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029 (3)	2,450	2,398
5.50% (1 Year CMT Index + 2.65%), 08/09/2028 (3)	2,360	2,356
5.69% (SOFR + 1.74%), 03/12/2030 (3)	13,585	13,621
6.22% (SOFR + 2.98%), 05/09/2034 (3)	2,500	2,562
6.50% (SOFR + 1.88%), 09/13/2027 (3)	6,615	6,725
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	2,265	1,751
BlackRock Funding, Inc.
5.25%, 03/14/2054	4,845	4,682
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (1)	170	141
Blue Owl Finance LLC
6.25%, 04/18/2034 (1)	3,836	3,846
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027 (1)(3)	8,178	7,634
1.68% (SOFR + 0.91%), 06/30/2027 (1)(3)	2,660	2,458
1.90% (SOFR + 1.61%), 09/30/2028 (1)(3)	6,280	5,607
2.59% (5 Year CMT Index + 2.05%), 08/12/2035 (1)(3)	2,000	1,635
2.82% (3 Month Term SOFR + 1.37%), 11/19/2025 (1)(3)	4,000	3,950
2.87% (3 Month Term SOFR + 1.39%), 04/19/2032 (1)(3)	3,560	2,984
5.18% (SOFR + 1.52%), 01/09/2030 (1)(3)	750	742

The accompanying notes are an integral part of these financial statements.

31

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Financials – 11.63% – (continued)
5.34% (1 Year CMT Index + 1.50%), 06/12/2029 (1)(3)	$6,000	$5,994
5.50% (SOFR + 1.59%), 05/20/2030 (1)(3)	2,985	2,973
5.74% (SOFR + 1.88%), 02/20/2035 (1)(3)	5,305	5,276
5.89% (SOFR + 1.87%), 12/05/2034 (1)(3)	2,920	2,991
Boston Properties LP
3.40%, 06/21/2029	2,933	2,607
BPCE SA
1.65% (SOFR + 1.52%), 10/06/2026 (1)(3)	1,566	1,482
2.28% (SOFR + 1.31%), 01/20/2032 (1)(3)	8,350	6,739
3.12% (SOFR + 1.73%), 10/19/2032 (1)(3)	3,000	2,441
3.25%, 01/11/2028 (1)	7,815	7,270
4.50%, 03/15/2025 (1)	2,000	1,973
4.63%, 07/11/2024 (1)	1,300	1,299
5.15%, 07/21/2024 (1)	2,800	2,797
5.72% (1 Year CMT Index + 1.96%), 01/18/2030 (1)(3)	2,841	2,835
5.75% (SOFR + 2.87%), 07/19/2033 (1)(3)	1,200	1,188
5.94% (SOFR + 1.85%), 05/30/2035 (1)(3)	3,170	3,157
5.98% (SOFR + 2.10%), 01/18/2027 (1)(3)	4,300	4,303
6.71% (SOFR + 2.27%), 10/19/2029 (1)(3)	3,300	3,421
Brixmor Operating Partnership LP
2.25%, 04/01/2028	1,930	1,722
2.50%, 08/16/2031	1,080	888
4.05%, 07/01/2030	2,286	2,121
5.75%, 02/15/2035	2,250	2,244
Brookfield Finance, Inc.
3.90%, 01/25/2028	770	735
4.70%, 09/20/2047	158	134
4.85%, 03/29/2029	875	860
Brown & Brown, Inc.
2.38%, 03/15/2031	4,150	3,427
4.20%, 03/17/2032	6,000	5,476
CaixaBank SA
6.68% (SOFR + 2.08%), 09/13/2027 (1)(3)	3,215	3,276
Camden Property Trust
4.90%, 01/15/2034	3,157	3,020
Canadian Imperial Bank of Commerce
5.62%, 07/17/2026	5,000	5,026
Cantor Fitzgerald LP
7.20%, 12/12/2028 (1)	3,615	3,718
Capital One Financial Corp.
1.88% (SOFR + 0.86%), 11/02/2027 (3)	361	331
2.62% (SOFR + 1.27%), 11/02/2032 (3)	2,495	2,030
4.20%, 10/29/2025	400	392
5.70% (SOFR + 1.91%), 02/01/2030 (3)	2,410	2,421
6.31% (SOFR + 2.64%), 06/08/2029 (3)	7,130	7,295
7.62% (SOFR + 3.07%), 10/30/2031 (3)	7,000	7,706
Charles Schwab Corp.
1.65%, 03/11/2031	11,130	8,938
Citibank N.A.
5.57%, 04/30/2034	2,720	2,763
Citigroup, Inc.
1.12% (SOFR + 0.77%), 01/28/2027 (3)	19,320	18,020
2.52% (SOFR + 1.18%), 11/03/2032 (3)	1,140	937
2.56% (SOFR + 1.17%), 05/01/2032 (3)	19,270	16,060
3.06% (SOFR + 1.35%), 01/25/2033 (3)	6,852	5,820
3.52% (3 Month Term SOFR + 1.41%), 10/27/2028 (3)	3,846	3,635
3.67% (3 Month Term SOFR + 1.65%), 07/24/2028 (3)	7,895	7,526
3.70%, 01/12/2026	9,150	8,911

The accompanying notes are an integral part of these financial statements.

32

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Financials – 11.63% – (continued)
3.79% (SOFR + 1.94%), 03/17/2033 (3)	$1,000	$891
3.89% (3 Month Term SOFR + 1.82%), 01/10/2028 (3)	12,600	12,163
3.98% (3 Month Term SOFR + 1.60%), 03/20/2030 (3)	3,490	3,295
4.08% (3 Month Term SOFR + 1.45%), 04/23/2029 (3)	1,111	1,065
4.30%, 11/20/2026	1,570	1,531
4.40%, 06/10/2025	10,360	10,218
4.45%, 09/29/2027	8,213	8,005
5.17% (SOFR + 1.36%), 02/13/2030 (3)	10,833	10,770
5.45% (SOFR + 1.45%), 06/11/2035 (3)	7,515	7,456
Citizens Financial Group, Inc.
3.25%, 04/30/2030	5,000	4,404
6.65% (SOFR + 2.33%), 04/25/2035 (3)	2,000	2,067
CNA Financial Corp.
3.45%, 08/15/2027	820	777
5.50%, 06/15/2033	8,225	8,201
CNO Global Funding
5.88%, 06/04/2027 (1)	5,000	5,016
Commonwealth Bank of Australia
3.74%, 09/12/2039 (1)	5,000	3,972
Cooperatieve Rabobank UA
4.38%, 08/04/2025	570	561
COPT Defense Properties LP
2.00%, 01/15/2029	860	729
2.90%, 12/01/2033	5,350	4,212
Corebridge Financial, Inc.
3.65%, 04/05/2027	2,055	1,966
3.85%, 04/05/2029	1,455	1,364
Credit Agricole SA
1.25% (SOFR + 0.89%), 01/26/2027 (1)(3)	10,596	9,880
1.91% (SOFR + 1.68%), 06/16/2026 (1)(3)	6,715	6,464
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033 (1)(3)	5,000	4,640
4.38%, 03/17/2025 (1)	305	301
5.34% (SOFR + 1.69%), 01/10/2030 (1)(3)	6,430	6,361
5.37%, 03/11/2034 (1)	4,315	4,261
6.25% (SOFR + 2.67%), 01/10/2035 (1)(3)	3,000	3,018
6.32% (SOFR + 1.86%), 10/03/2029 (1)(3)	1,315	1,351
Crown Castle, Inc.
3.10%, 11/15/2029	875	781
4.00%, 03/01/2027	261	252
5.10%, 05/01/2033	2,625	2,532
CubeSmart LP
2.25%, 12/15/2028	7,275	6,406
Danske Bank
1.62% (1 Year CMT Index + 1.35%), 09/11/2026 (1)(3)	2,000	1,901
5.43% (1 Year CMT Index + 0.95%), 03/01/2028 (1)(3)	3,486	3,488
5.71% (1 Year CMT Index + 1.40%), 03/01/2030 (1)(3)	11,609	11,641
Deutsche Bank AG
2.13% (SOFR + 1.87%), 11/24/2026 (3)(14)	6,026	5,719
2.31% (SOFR + 1.22%), 11/16/2027 (3)	674	622
2.55% (SOFR + 1.32%), 01/07/2028 (3)	3,350	3,098
3.74% (SOFR + 2.26%), 01/07/2033 (3)	5,000	4,113
5.41%, 05/10/2029	2,055	2,052
5.71% (SOFR + 1.59%), 02/08/2028 (3)	1,910	1,907
6.72% (SOFR + 3.18%), 01/18/2029 (3)	875	903
6.82% (SOFR + 2.51%), 11/20/2029 (3)	1,420	1,477
7.15% (SOFR + 2.52%), 07/13/2027 (3)	8,045	8,241
Digital Realty Trust LP
5.55%, 01/15/2028	3,000	3,027

The accompanying notes are an integral part of these financial statements.

33

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Financials – 11.63% – (continued)
Discover Bank
3.45%, 07/27/2026	$2,800	$2,674
4.65%, 09/13/2028	4,000	3,841
Discover Financial Services
3.75%, 03/04/2025	2,920	2,881
4.10%, 02/09/2027	3,471	3,337
DNB Bank ASA
1.13% (1 Year CMT Index + 0.85%), 09/16/2026 (1)(3)	4,000	3,785
1.61% (1 Year CMT Index + 0.68%), 03/30/2028 (1)(3)	3,435	3,093
DOC DR LLC
2.63%, 11/01/2031	1,360	1,126
Equinix, Inc.
2.00%, 05/15/2028	4,467	3,956
2.90%, 11/18/2026	2,580	2,437
Essex Portfolio LP
1.65%, 01/15/2031	910	723
2.65%, 03/15/2032	1,740	1,440
Extra Space Storage LP
2.20%, 10/15/2030	2,630	2,183
2.40%, 10/15/2031	1,310	1,076
4.00%, 06/15/2029	1,831	1,717
5.90%, 01/15/2031	2,540	2,594
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	950	947
7.40%, 01/13/2028	1,318	1,361
F&G Global Funding
1.75%, 06/30/2026 (1)	1,905	1,752
5.88%, 06/10/2027 (1)	2,540	2,527
Fairfax Financial Holdings Ltd.
5.63%, 08/16/2032	9,000	8,872
6.00%, 12/07/2033 (1)	6,640	6,744
Federation des Caisses Desjardins du Quebec
5.25%, 04/26/2029 (1)	7,700	7,682
5.70%, 03/14/2028 (1)	2,800	2,832
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/2025 (1)	474	471
FMR LLC
4.95%, 02/01/2033 (1)	250	243
6.45%, 11/15/2039 (1)	258	281
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026 (1)	1,000	957
Globe Life, Inc.
4.55%, 09/15/2028	3,000	2,857
Goldman Sachs Bank USA
5.41% (SOFR + 0.75%), 05/21/2027 (3)	8,314	8,300
Goldman Sachs Capital I
6.35%, 02/15/2034	127	131
Goldman Sachs Group, Inc.
1.43% (SOFR + 0.80%), 03/09/2027 (3)	5,125	4,782
1.54% (SOFR + 0.82%), 09/10/2027 (3)	6,340	5,823
1.95% (SOFR + 0.91%), 10/21/2027 (3)	2,541	2,346
1.99% (SOFR + 1.09%), 01/27/2032 (3)	7,395	6,001
2.38% (SOFR + 1.25%), 07/21/2032 (3)	3,165	2,599
2.62% (SOFR + 1.28%), 04/22/2032 (3)	9,805	8,244
2.64% (SOFR + 1.11%), 02/24/2028 (3)	8,243	7,688
3.62% (SOFR + 1.85%), 03/15/2028 (3)	14,810	14,161
3.69% (3 Month Term SOFR + 1.77%), 06/05/2028 (3)	9,911	9,481
3.75%, 02/25/2026	9,005	8,772

The accompanying notes are an integral part of these financial statements.

34

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Financials – 11.63% – (continued)
4.22% (3 Month Term SOFR + 1.56%), 05/01/2029 (3)	$5,000	$4,813
4.41% (3 Month Term SOFR + 1.69%), 04/23/2039 (3)	2,075	1,835
5.73% (SOFR + 1.27%), 04/25/2030 (3)	4,543	4,624
6.48% (SOFR + 1.77%), 10/24/2029 (3)	3,200	3,341
6.75%, 10/01/2037	2,170	2,341
Goodman U.S. Finance Four LLC
4.50%, 10/15/2037 (1)	200	172
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028 (1)	862	808
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048 (1)	650	551
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (1)	5,610	4,682
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	5,610	4,727
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	1,080	911
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,380	1,087
3.10%, 02/15/2030	1,000	874
Healthpeak OP LLC
3.40%, 02/01/2025	41	40
3.50%, 07/15/2029	1,742	1,609
High Street Funding Trust I
4.11%, 02/15/2028 (1)	1,975	1,865
High Street Funding Trust II
4.68%, 02/15/2048 (1)	5,250	4,224
HSBC Holdings Plc
2.01% (SOFR + 1.73%), 09/22/2028 (3)	3,585	3,220
2.21% (SOFR + 1.29%), 08/17/2029 (3)	2,075	1,824
2.36% (SOFR + 1.95%), 08/18/2031 (3)	2,580	2,156
2.87% (SOFR + 1.41%), 11/22/2032 (3)	2,095	1,742
3.97% (3 Month Term SOFR + 1.87%), 05/22/2030 (3)	1,000	935
4.04% (3 Month Term SOFR + 1.81%), 03/13/2028 (3)	3,161	3,045
4.29% (3 Month Term SOFR + 1.61%), 09/12/2026 (3)	8,009	7,868
5.55% (SOFR + 1.46%), 03/04/2030 (3)	8,691	8,707
5.60% (SOFR + 1.06%), 05/17/2028 (3)	8,161	8,193
6.10%, 01/14/2042	1,060	1,128
6.33% (SOFR + 2.65%), 03/09/2044 (3)	2,485	2,599
7.39% (SOFR + 3.35%), 11/03/2028 (3)	3,360	3,553
Huntington Bancshares, Inc.
5.71% (SOFR + 1.87%), 02/02/2035 (3)	9,482	9,335
6.21% (SOFR + 2.02%), 08/21/2029 (3)	3,061	3,125
ING Groep NV
1.73% (SOFR + 1.01%), 04/01/2027 (3)	705	659
5.55% (SOFR + 1.77%), 03/19/2035 (3)	11,692	11,543
6.08% (SOFR + 1.56%), 09/11/2027 (3)	923	933
Invesco Finance Plc
3.75%, 01/15/2026	4,000	3,894
Jefferies Financial Group, Inc.
6.20%, 04/14/2034	5,000	5,064
6.25%, 01/15/2036	155	157
6.45%, 06/08/2027	428	438
JP Morgan Chase & Co.
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027 (3)	1,950	1,816
1.47% (SOFR + 0.77%), 09/22/2027 (3)	15,960	14,660
1.58% (SOFR + 0.89%), 04/22/2027 (3)	5,000	4,666
2.58% (3 Month Term SOFR + 1.25%), 04/22/2032 (3)	6,390	5,397

The accompanying notes are an integral part of these financial statements.

35

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Financials – 11.63% – (continued)
2.95% (SOFR + 1.17%), 02/24/2028 (3)	$2,600	$2,449
2.96% (SOFR + 1.26%), 01/25/2033 (3)	10,500	8,952
4.00% (3 Month Term SOFR + 2.75%), 10/01/2172 (3)	4,275	4,156
4.01% (3 Month Term SOFR + 1.38%), 04/23/2029 (3)	2,320	2,218
4.32% (SOFR + 1.56%), 04/26/2028 (3)	1,995	1,946
4.45% (3 Month Term SOFR + 1.59%), 12/05/2029 (3)	9,660	9,378
4.60% (3 Month Term SOFR + 3.13%), 08/01/2172 (3)	1,985	1,957
5.00% (3 Month Term SOFR + 3.38%), 02/01/2173 (3)	5,010	4,996
5.30% (SOFR + 1.45%), 07/24/2029 (3)	23,665	23,745
5.35% (SOFR + 1.85%), 06/01/2034 (3)	3,600	3,584
5.58% (SOFR + 1.16%), 04/22/2030 (3)	9,489	9,639
5.77% (SOFR + 1.49%), 04/22/2035 (3)	7,773	7,975
KeyCorp
4.79% (SOFR + 2.06%), 06/01/2033 (3)	590	539
6.40% (SOFR + 2.42%), 03/06/2035 (3)	2,495	2,530
Liberty Mutual Group, Inc.
3.95%, 10/15/2050 (1)	769	559
4.57%, 02/01/2029 (1)	2,301	2,243
5.50%, 06/15/2052 (1)	5,750	5,340
Liberty Mutual Insurance Co.
7.70%, 10/15/2097 (1)	100	110
8.50%, 05/15/2025 (1)	700	714
Lincoln National Corp.
7.00%, 06/15/2040	1,715	1,855
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027 (3)	2,280	2,118
3.51% (1 Year CMT Index + 1.60%), 03/18/2026 (3)	1,075	1,057
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028 (3)	1,000	941
3.75%, 01/11/2027	2,000	1,925
4.38%, 03/22/2028	949	919
4.58%, 12/10/2025	550	540
5.46% (1 Year CMT Index + 1.38%), 01/05/2028 (3)	10,625	10,602
5.68% (1 Year CMT Index + 1.75%), 01/05/2035 (3)	2,575	2,565
LSEGA Financing Plc
2.00%, 04/06/2028 (1)	4,565	4,091
M&T Bank Corp.
4.00%, 07/15/2024	4,350	4,345
Macquarie Bank Ltd.
3.05% (5 Year CMT Index + 1.70%), 03/03/2036 (1)(3)	2,090	1,735
Macquarie Group Ltd.
2.87% (SOFR + 1.53%), 01/14/2033 (1)(3)	4,000	3,306
5.03% (3 Month LIBOR USD + 1.75%), 01/15/2030 (1)(3)	4,445	4,373
Markel Group, Inc.
4.15%, 09/17/2050	655	503
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070 (1)	2,690	1,817
4.90%, 04/01/2077 (1)	5,000	4,153
MBIA Insurance Corp.
16.85% (3 Month Term SOFR + 11.52%), 01/15/2033 (1)(3)	86	4
MetLife, Inc.
4.88%, 11/13/2043	3,000	2,733
Metropolitan Life Global Funding I
3.00%, 09/19/2027 (1)	1,180	1,105
5.15%, 03/28/2033 (1)	2,000	1,975
Mid-America Apartments LP
1.70%, 02/15/2031	1,330	1,067
Mitsubishi HC Finance America LLC
5.81%, 09/12/2028 (1)	1,795	1,823

The accompanying notes are an integral part of these financial statements.

36

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Financials – 11.63% – (continued)
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	$2,940	$2,456
3.75%, 07/18/2039	1,615	1,349
Mizuho Financial Group, Inc.
2.17% (1 Year CMT Index + 0.87%), 05/22/2032 (3)	8,000	6,474
2.26% (1 Year CMT Index + 0.90%), 07/09/2032 (3)	1,000	813
2.87% (3 Month Term SOFR + 1.57%), 09/13/2030 (3)	1,620	1,432
5.78% (1 Year CMT Index + 1.65%), 07/06/2029 (3)	3,830	3,881
Morgan Stanley
1.79% (SOFR + 1.03%), 02/13/2032 (3)	2,440	1,958
1.93% (SOFR + 1.02%), 04/28/2032 (3)	13,945	11,204
2.24% (SOFR + 1.18%), 07/21/2032 (3)	3,555	2,904
2.48% (SOFR + 1.00%), 01/21/2028 (3)	526	490
3.22% (SOFR + 1.49%), 04/22/2042 (3)	5,000	3,743
3.59%, 07/22/2028 (5)	5,882	5,593
3.77% (3 Month Term SOFR + 1.40%), 01/24/2029 (3)	4,371	4,161
3.88%, 01/27/2026	1,725	1,686
3.95%, 04/23/2027	14,190	13,704
4.43% (3 Month Term SOFR + 1.89%), 01/23/2030 (3)	2,304	2,229
5.00%, 11/24/2025	3,000	2,979
5.16% (SOFR + 1.59%), 04/20/2029 (3)	4,465	4,451
5.17% (SOFR + 1.45%), 01/16/2030 (3)	1,350	1,347
5.45% (SOFR + 1.63%), 07/20/2029 (3)	7,990	8,039
5.47% (SOFR + 1.73%), 01/18/2035 (3)	1,846	1,841
5.83% (SOFR + 1.58%), 04/19/2035 (3)	18,929	19,405
6.30% (SOFR + 2.24%), 10/18/2028 (3)	5,350	5,520
Morgan Stanley Bank N.A.
5.50% (SOFR + 0.87%), 05/26/2028 (3)	7,038	7,086
Mutual of Omaha Companies Global Funding
5.35%, 04/09/2027 (1)	8,000	7,998
Nasdaq, Inc.
5.55%, 02/15/2034	1,120	1,122
National Australia Bank Ltd.
2.33%, 08/21/2030 (1)	6,000	4,963
3.35% (5 Year CMT Index + 1.70%), 01/12/2037 (1)(3)	2,600	2,198
Nationwide Building Society
1.50%, 10/13/2026 (1)	2,800	2,574
4.00%, 09/14/2026 (1)	9,650	9,273
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (1)	7,150	9,051
NatWest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027 (3)	8,225	7,613
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030 (3)	985	941
4.80%, 04/05/2026	3,017	2,980
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029 (3)	6,005	5,870
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030 (3)	9,010	8,851
5.78% (1 Year CMT Index + 1.50%), 03/01/2035 (3)	2,865	2,874
7.47% (1 Year CMT Index + 2.85%), 11/10/2026 (3)	2,165	2,212
NatWest Markets Plc
1.60%, 09/29/2026 (1)	2,390	2,195
5.41%, 05/17/2029 (1)	4,475	4,489
5.42%, 05/17/2027 (1)	3,500	3,498
New York Life Insurance Co.
4.45%, 05/15/2069 (1)	4,225	3,399
NNN REIT, Inc.
3.50%, 10/15/2027	400	379
3.60%, 12/15/2026	700	672
5.60%, 10/15/2033	950	945

The accompanying notes are an integral part of these financial statements.

37

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Financials – 11.63% – (continued)
Nomura Holdings, Inc.
1.65%, 07/14/2026	$5,000	$4,622
1.85%, 07/16/2025	5,000	4,804
2.61%, 07/14/2031	2,025	1,667
2.65%, 01/16/2025	2,597	2,552
2.68%, 07/16/2030	1,550	1,319
2.71%, 01/22/2029	11,000	9,790
6.07%, 07/12/2028	4,200	4,297
Nordea Bank Abp
5.38%, 09/22/2027 (1)	2,035	2,045
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032 (3)	411	388
Northwestern Mutual Global Funding
1.70%, 06/01/2028 (1)	1,995	1,759
Nuveen LLC
5.85%, 04/15/2034 (1)	3,380	3,393
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/2027 (1)	1,044	1,009
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067 (1)(3)	743	580
PNC Bank N.A.
4.20%, 11/01/2025	322	316
PNC Financial Services Group, Inc.
5.07% (SOFR + 1.93%), 01/24/2034 (3)	3,433	3,318
5.58% (SOFR + 1.84%), 06/12/2029 (3)	8,670	8,765
5.68% (SOFR + 1.90%), 01/22/2035 (3)	1,565	1,573
6.88% (SOFR + 2.28%), 10/20/2034 (3)	2,345	2,556
Principal Life Global Funding II
3.00%, 04/18/2026 (1)	2,000	1,919
5.10%, 01/25/2029 (1)	7,000	6,959
Private Export Funding Corp.
3.25%, 06/15/2025	1,280	1,255
Prologis LP
2.25%, 04/15/2030	305	262
2.88%, 11/15/2029	800	720
Protective Life Corp.
4.30%, 09/30/2028 (1)	4,500	4,331
Protective Life Global Funding
5.47%, 12/08/2028 (1)	5,725	5,788
Prudential Financial, Inc.
3.91%, 12/07/2047	1,231	946
6.63%, 06/21/2040	5,995	6,590
Prudential Insurance Co. of America
8.30%, 07/01/2025 (1)	1,691	1,727
Public Storage Operating Co.
1.95%, 11/09/2028	1,668	1,470
2.25%, 11/09/2031	1,401	1,157
Realty Income Corp.
1.80%, 03/15/2033	1,320	992
Regency Centers LP
2.95%, 09/15/2029	2,200	1,975
Reinsurance Group of America, Inc.
5.75%, 09/15/2034	2,931	2,920
RGA Global Funding
5.45%, 05/24/2029 (1)	2,862	2,869
Sabra Health Care LP
3.20%, 12/01/2031	2,195	1,825

The accompanying notes are an integral part of these financial statements.

38

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Financials – 11.63% – (continued)
Safehold GL Holdings LLC
2.80%, 06/15/2031	$7,000	$5,853
2.85%, 01/15/2032	4,308	3,539
Sammons Financial Group, Inc.
3.35%, 04/16/2031 (1)	7,000	5,810
4.75%, 04/08/2032 (1)	5,000	4,447
Santander Holdings USA, Inc.
6.17% (SOFR + 2.50%), 01/09/2030 (3)	3,515	3,542
6.34% (SOFR + 2.14%), 05/31/2035 (3)	1,510	1,506
Santander UK Group Holdings Plc
1.67% (SOFR + 0.99%), 06/14/2027 (3)	2,290	2,117
6.53% (SOFR + 2.60%), 01/10/2029 (3)	9,500	9,759
6.83% (SOFR + 2.75%), 11/21/2026 (3)	3,588	3,636
Scentre Group Trust 2
4.75% (5 Year CMT Index + 4.38%), 09/24/2080 (1)(3)	898	866
SITE Centers Corp.
4.70%, 06/01/2027	368	365
Societe Generale SA
1.49% (1 Year CMT Index + 1.10%), 12/14/2026 (1)(3)	19,302	18,045
1.79% (1 Year CMT Index + 1.00%), 06/09/2027 (1)(3)	5,930	5,470
2.80% (1 Year CMT Index + 1.30%), 01/19/2028 (1)(3)	5,955	5,495
2.89% (1 Year CMT Index + 1.30%), 06/09/2032 (1)(3)	8,975	7,322
3.00%, 01/22/2030 (1)	562	484
3.63%, 03/01/2041 (1)	6,000	4,081
4.25%, 04/14/2025 (1)	2,880	2,831
5.63% (1 Year CMT Index + 1.75%), 01/19/2030 (1)(3)	7,898	7,790
6.22% (1 Year CMT Index + 3.20%), 06/15/2033 (1)(3)	4,500	4,431
Standard Chartered Plc
1.46% (1 Year CMT Index + 1.00%), 01/14/2027 (1)(3)	10,474	9,810
2.61% (1 Year CMT Index + 1.18%), 01/12/2028 (1)(3)	5,000	4,631
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026 (1)(3)	1,360	1,336
5.69% (1 Year CMT Index + 1.05%), 05/14/2028 (1)(3)	7,044	7,045
5.91% (1 Year CMT Index + 1.45%), 05/14/2035 (1)(3)	7,340	7,275
6.10% (1 Year CMT Index + 2.10%), 01/11/2035 (1)(3)	1,459	1,480
6.19% (1 Year CMT Index + 1.85%), 07/06/2027 (1)(3)	1,985	2,004
6.30% (1 Year CMT Index + 2.58%), 07/06/2034 (1)(3)	2,000	2,062
State Street Corp.
2.20%, 03/03/2031	2,110	1,772
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077 (1)(3)	1,000	942
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	2,650	2,215
3.04%, 07/16/2029	5,005	4,514
5.71%, 01/13/2030	2,790	2,845
Swedbank AB
5.34%, 09/20/2027 (1)	5,125	5,106
Synchrony Bank
5.63%, 08/23/2027	1,950	1,932
Synchrony Financial
3.95%, 12/01/2027	1,500	1,401
4.50%, 07/23/2025	4,000	3,933
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (1)	3,360	2,673
4.90%, 09/15/2044 (1)	200	177
6.85%, 12/16/2039 (1)	218	243
Toronto-Dominion Bank
4.46%, 06/08/2032	5,000	4,712

The accompanying notes are an integral part of these financial statements.

39

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Financials – 11.63% – (continued)
Travelers Companies, Inc.
5.45%, 05/25/2053	$1,700	$1,701
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300	2,256
6.13%, 08/15/2043	5,000	4,890
Truist Financial Corp.
4.80% (5 Year CMT Index + 3.00%), 12/31/2099 (3)	3,460	3,400
5.12% (SOFR + 1.85%), 01/26/2034 (3)	1,770	1,695
5.44% (SOFR + 1.62%), 01/24/2030 (3)	15,051	15,013
5.71% (SOFR + 1.92%), 01/24/2035 (3)	1,931	1,923
5.87% (SOFR + 2.36%), 06/08/2034 (3)	1,470	1,481
6.05% (SOFR + 2.05%), 06/08/2027 (3)	1,935	1,949
7.16% (SOFR + 2.45%), 10/30/2029 (3)	6,405	6,801
Trustage Financial Group, Inc.
4.63%, 04/15/2032 (1)	5,000	4,388
UBS AG/Stamford CT
4.75%, 08/09/2024	6,895	6,886
7.50%, 02/15/2028	315	337
UBS Group AG
1.36% (1 Year CMT Index + 1.08%), 01/30/2027 (1)(3)	4,700	4,389
2.10% (1 Year CMT Index + 1.00%), 02/11/2032 (1)(3)	3,610	2,901
2.19% (SOFR + 2.04%), 06/05/2026 (1)(3)	2,790	2,696
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029 (1)(3)	4,375	4,130
4.25%, 03/23/2028 (1)	3,000	2,871
4.28%, 01/09/2028 (1)	2,480	2,378
4.55%, 04/17/2026	1,500	1,474
5.43% (1 Year CMT Index + 1.52%), 02/08/2030 (1)(3)	2,276	2,271
5.62% (1 Year SOFR Swap Rate + 1.34%), 09/13/2030 (1)(3)	1,070	1,075
5.70% (1 Year CMT Index + 1.77%), 02/08/2035 (1)(3)	2,365	2,363
5.71% (1 Year CMT Index + 1.55%), 01/12/2027 (1)(3)	5,000	5,003
6.54% (SOFR + 3.92%), 08/12/2033 (1)(3)	6,321	6,633
6.94% (SOFR + 1.58%), 05/12/2026 (1)(3)	5,330	5,374
UDR, Inc.
1.90%, 03/15/2033	2,025	1,529
2.10%, 08/01/2032	1,430	1,119
2.95%, 09/01/2026	276	262
3.00%, 08/15/2031	415	359
3.20%, 01/15/2030	1,565	1,414
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027 (1)(3)	1,135	1,058
2.57% (1 Year CMT Index + 2.30%), 09/22/2026 (1)(3)	2,330	2,235
US Bancorp
5.38% (SOFR + 1.56%), 01/23/2030 (3)	4,532	4,544
5.68% (SOFR + 1.86%), 01/23/2035 (3)	6,074	6,097
Ventas Realty LP
3.25%, 10/15/2026	323	307
3.50%, 02/01/2025	251	247
3.85%, 04/01/2027	677	651
4.13%, 01/15/2026	126	123
Wells Fargo & Co.
2.39% (SOFR + 2.10%), 06/02/2028 (3)	2,875	2,648
2.57% (3 Month Term SOFR + 1.26%), 02/11/2031 (3)	12,110	10,481
3.00%, 04/22/2026	2,125	2,037
4.10%, 06/03/2026	3,580	3,487
5.20% (SOFR + 1.50%), 01/23/2030 (3)	2,660	2,649
5.50% (SOFR + 1.78%), 01/23/2035 (3)	3,780	3,767
5.56% (SOFR + 1.99%), 07/25/2034 (3)	6,661	6,656
5.57% (SOFR + 1.74%), 07/25/2029 (3)	41,220	41,595

The accompanying notes are an integral part of these financial statements.

40

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Financials – 11.63% – (continued)
5.71% (SOFR + 1.07%), 04/22/2028 (3)	$17,344	$17,495
6.30% (SOFR + 1.79%), 10/23/2029 (3)	6,445	6,688
6.49% (SOFR + 2.06%), 10/23/2034 (3)	14,995	15,987
Welltower OP LLC
3.10%, 01/15/2030	1,085	972
6.50%, 03/15/2041	700	755
Westpac Banking Corp.
5.05%, 04/16/2029	5,241	5,253
Weyerhaeuser Co.
7.38%, 03/15/2032	142	159
Willis North America, Inc.
5.05%, 09/15/2048	7,500	6,505
WP Carey, Inc.
2.40%, 02/01/2031	1,800	1,493
2.45%, 02/01/2032	1,360	1,103
4.25%, 10/01/2026	3,404	3,316
WR Berkley Corp.
4.75%, 08/01/2044	3,445	3,048
XL Group Ltd.
5.25%, 12/15/2043	2,700	2,490

Total Financials		1,983,212

Government – 0.03%
Corp. Andina de Fomento
5.00%, 01/24/2029	5,160	5,145

Total Government		5,145

Industrials – 1.70%
Airbus SE
3.95%, 04/10/2047 (1)	150	122
Allegion U.S. Holding Co., Inc.
3.20%, 10/01/2024	2,000	1,986
BAE Systems Plc
1.90%, 02/15/2031 (1)	6,886	5,594
3.00%, 09/15/2050 (1)	754	487
5.00%, 03/26/2027 (1)	6,679	6,630
5.13%, 03/26/2029 (1)	1,408	1,402
5.80%, 10/11/2041 (1)	400	404
Berry Global, Inc.
1.57%, 01/15/2026	17,410	16,356
5.80%, 06/15/2031 (1)	4,600	4,593
Boeing Co.
2.20%, 02/04/2026	19,535	18,359
2.75%, 02/01/2026	1,415	1,345
3.10%, 05/01/2026	1,529	1,451
3.25%, 03/01/2028	2,061	1,879
3.30%, 03/01/2035	1,410	1,053
3.60%, 05/01/2034	3,332	2,681
3.63%, 02/01/2031	4,745	4,153
3.65%, 03/01/2047	5,200	3,380
3.90%, 05/01/2049	1,230	823
3.95%, 08/01/2059	4,825	3,074
4.88%, 05/01/2025	1,165	1,153
5.04%, 05/01/2027	1,185	1,159
5.15%, 05/01/2030	4,225	4,057
5.71%, 05/01/2040	1,555	1,434
5.81%, 05/01/2050	2,072	1,867
6.30%, 05/01/2029 (1)	3,406	3,454

The accompanying notes are an integral part of these financial statements.

41

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Industrials – 1.70% – (continued)
6.39%, 05/01/2031 (1)	$1,430	$1,456
6.53%, 05/01/2034 (1)	2,360	2,416
6.86%, 05/01/2054 (1)	4,146	4,255
7.01%, 05/01/2064 (1)	859	880
Burlington Northern Santa Fe LLC
3.30%, 09/15/2051	530	369
3.55%, 02/15/2050	517	380
4.38%, 09/01/2042	462	402
4.45%, 01/15/2053	1,800	1,530
5.15%, 09/01/2043	389	373
5.20%, 04/15/2054	4,096	3,924
5.40%, 06/01/2041	542	535
5.50%, 03/15/2055	4,735	4,744
5.75%, 05/01/2040	373	383
6.15%, 05/01/2037	320	345
7.29%, 06/01/2036	134	158
Cellnex Finance Co. SA
3.88%, 07/07/2041 (1)	3,000	2,369
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000	5,800
CRH America Finance, Inc.
3.40%, 05/09/2027 (1)	200	191
CRH America, Inc.
3.88%, 05/18/2025 (1)	354	348
5.13%, 05/18/2045 (1)	230	209
CSX Corp.
3.35%, 09/15/2049	305	215
4.10%, 03/15/2044	175	144
4.65%, 03/01/2068	2,000	1,675
4.75%, 11/15/2048	1,280	1,142
5.50%, 04/15/2041	402	400
Eaton Corp.
4.15%, 03/15/2033	143	134
5.80%, 03/15/2037	500	515
FedEx Corp.
4.95%, 10/17/2048	3,000	2,648
Flex Ltd.
3.75%, 02/01/2026	14,000	13,586
Graphic Packaging International LLC
1.51%, 04/15/2026 (1)	11,485	10,640
GTP Acquisition Partners I LLC
3.48%, 06/16/2025 (1)	1,824	1,786
Honeywell International, Inc.
5.25%, 03/01/2054	2,740	2,659
John Deere Capital Corp.
4.90%, 06/11/2027	4,349	4,339
Johnson Controls International Plc
4.95%, 07/02/2064 (2)	928	796
Keysight Technologies, Inc.
4.60%, 04/06/2027	13,000	12,768
L3Harris Technologies, Inc.
3.83%, 04/27/2025	820	808
4.85%, 04/27/2035	1,000	949
5.25%, 06/01/2031	2,580	2,571
5.40%, 07/31/2033	2,619	2,611
Lennox International, Inc.
1.70%, 08/01/2027	2,000	1,799

The accompanying notes are an integral part of these financial statements.

42

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Industrials – 1.70% – (continued)
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	$1,705	$1,705
6.25%, 05/01/2037	107	110
Masco Corp.
2.00%, 10/01/2030	760	626
6.50%, 08/15/2032	1,240	1,319
Mexico City Airport Trust
3.88%, 04/30/2028 (1)	3,645	3,429
4.25%, 10/31/2026 (1)	1,720	1,659
5.50%, 07/31/2047 (1)	3,660	3,030
Norfolk Southern Corp.
3.95%, 10/01/2042	332	266
4.05%, 08/15/2052	1,100	849
4.80%, 08/15/2043	1,273	1,108
5.95%, 03/15/2064	2,765	2,815
7.80%, 05/15/2027	1,705	1,828
Northrop Grumman Corp.
3.85%, 04/15/2045	195	152
nVent Finance Sarl
4.55%, 04/15/2028	3,625	3,520
Owens Corning
5.50%, 06/15/2027	4,463	4,502
5.95%, 06/15/2054	1,436	1,447
Parker-Hannifin Corp.
4.45%, 11/21/2044	333	284
Penske Truck Leasing Co. Lp / PTL Finance Corp.
1.20%, 11/15/2025 (1)	7,300	6,876
3.95%, 03/10/2025 (1)	7,000	6,914
6.20%, 06/15/2030 (1)	2,925	3,044
Precision Castparts Corp.
4.20%, 06/15/2035	75	71
4.38%, 06/15/2045	415	363
RTX Corp.
2.82%, 09/01/2051	2,550	1,553
3.75%, 11/01/2046	1,130	846
4.15%, 05/15/2045	1,683	1,360
4.35%, 04/15/2047	970	800
4.50%, 06/01/2042	1,823	1,579
5.15%, 02/27/2033	2,076	2,054
Siemens Financieringsmaatschappij NV
4.40%, 05/27/2045 (1)	513	450
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (1)	1,400	1,289
5.55%, 04/03/2034 (1)	10,000	9,781
Teledyne Technologies, Inc.
2.75%, 04/01/2031	12,950	11,085
Textron, Inc.
3.65%, 03/15/2027	4,975	4,767
Union Pacific Corp.
4.10%, 09/15/2067	200	151
United Parcel Service, Inc.
5.15%, 05/22/2034	5,670	5,654
5.50%, 05/22/2054	3,773	3,741
Vontier Corp.
2.40%, 04/01/2028	10,822	9,593
Vulcan Materials Co.
4.70%, 03/01/2048	2,054	1,783
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	5,000	4,778
WestRock MWV LLC
8.20%, 01/15/2030	537	613

Total Industrials		289,942

The accompanying notes are an integral part of these financial statements.

43

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Technology – 0.96%
Analog Devices, Inc.
2.95%, 10/01/2051	$2,122	$1,389
5.30%, 04/01/2054	3,530	3,446
Atlassian Corp.
5.25%, 05/15/2029	4,587	4,587
Broadcom, Inc.
2.45%, 02/15/2031 (1)	4,393	3,699
3.14%, 11/15/2035 (1)	12,942	10,364
3.19%, 11/15/2036 (1)	17,915	14,177
4.75%, 04/15/2029	6,850	6,756
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	14,070	13,144
CGI, Inc.
1.45%, 09/14/2026	2,182	1,998
2.30%, 09/14/2031	3,919	3,120
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	2,627	2,654
Fiserv, Inc.
3.20%, 07/01/2026	890	854
4.40%, 07/01/2049	2,850	2,313
5.63%, 08/21/2033	1,000	1,008
Genpact Luxembourg Sarl
3.38%, 12/01/2024	7,000	6,912
IBM International Capital Pte Ltd.
5.25%, 02/05/2044	7,097	6,729
Intel Corp.
5.70%, 02/10/2053	4,475	4,398
KLA Corp.
3.30%, 03/01/2050	1,800	1,267
Leidos, Inc.
2.30%, 02/15/2031	1,075	886
3.63%, 05/15/2025	3,500	3,438
5.75%, 03/15/2033	1,000	1,009
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031	9,542	7,996
2.65%, 02/15/2032	4,875	4,052
2.70%, 05/01/2025	1,447	1,413
3.25%, 05/11/2041	3,600	2,626
3.25%, 11/30/2051	1,505	989
4.30%, 06/18/2029	7,077	6,791
Oracle Corp.
3.60%, 04/01/2040	2,500	1,922
3.60%, 04/01/2050	2,773	1,941
3.80%, 11/15/2037	600	494
3.85%, 07/15/2036	1,065	898
3.90%, 05/15/2035	936	811
4.30%, 07/08/2034	221	201
4.38%, 05/15/2055	400	312
4.90%, 02/06/2033	2,930	2,842
5.55%, 02/06/2053	4,080	3,860
6.90%, 11/09/2052	9,000	10,074
QUALCOMM, Inc.
4.50%, 05/20/2052	1,615	1,394
Roper Technologies, Inc.
1.40%, 09/15/2027	3,050	2,716
2.00%, 06/30/2030	1,150	961
SK Hynix, Inc.
1.50%, 01/19/2026 (1)	2,000	1,878

The accompanying notes are an integral part of these financial statements.

44

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Technology – 0.96% – (continued)
Texas Instruments, Inc.
5.05%, 05/18/2063	$2,516	$2,338
VMware LLC
1.40%, 08/15/2026	8,282	7,626
1.80%, 08/15/2028	1,928	1,689
4.65%, 05/15/2027	1,370	1,348
Workday, Inc.
3.50%, 04/01/2027	3,141	3,005

Total Technology		164,325

Utilities – 3.44%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/2028 (1)	2,015	1,802
AEP Texas, Inc.
3.80%, 10/01/2047	3,715	2,665
AEP Transmission Co. LLC
3.15%, 09/15/2049	580	381
3.75%, 12/01/2047	2,600	1,931
4.00%, 12/01/2046	2,020	1,603
4.25%, 09/15/2048	4,790	3,836
Alabama Power Co.
2.80%, 04/01/2025	2,025	1,983
3.45%, 10/01/2049	1,640	1,169
3.75%, 03/01/2045	182	140
4.10%, 01/15/2042	233	189
4.15%, 08/15/2044	205	169
6.13%, 05/15/2038	219	231
Alfa Desarrollo SpA
4.55%, 09/27/2051 (1)	2,458	1,846
Ameren Corp.
2.50%, 09/15/2024	2,153	2,137
5.70%, 12/01/2026	5,761	5,807
American Electric Power Co., Inc.
5.70%, 08/15/2025	4,291	4,294
American Water Capital Corp.
3.45%, 06/01/2029	590	549
4.00%, 12/01/2046	2,350	1,845
5.45%, 03/01/2054	5,200	5,014
6.59%, 10/15/2037	386	429
APA Infrastructure Ltd.
4.20%, 03/23/2025 (1)	2,100	2,076
Arizona Public Service Co.
3.75%, 05/15/2046	2,290	1,691
5.05%, 09/01/2041	349	318
5.70%, 08/15/2034	5,446	5,438
Atmos Energy Corp.
4.13%, 10/15/2044	1,860	1,536
4.15%, 01/15/2043	830	696
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028 (1)	10,275	9,865
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	950	596
3.20%, 09/15/2049	1,105	735
3.50%, 08/15/2046	375	270
5.65%, 06/01/2054	1,930	1,907
Berkshire Hathaway Energy Co.
2.85%, 05/15/2051	7,650	4,662
6.13%, 04/01/2036	366	383

The accompanying notes are an integral part of these financial statements.

45

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Utilities – 3.44% – (continued)
Boston Gas Co.
4.49%, 02/15/2042 (1)	$253	$207
Brooklyn Union Gas Co.
3.87%, 03/04/2029 (1)	1,125	1,052
4.27%, 03/15/2048 (1)	1,100	829
4.50%, 03/10/2046 (1)	2,000	1,576
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	151	118
CenterPoint Energy, Inc.
5.40%, 06/01/2029	7,672	7,700
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (1)	1,333	1,249
CMS Energy Corp.
2.95%, 02/15/2027	348	326
3.00%, 05/15/2026	110	105
Comision Federal de Electricidad
4.69%, 05/15/2029 (1)	3,900	3,652
Commonwealth Edison Co.
3.65%, 06/15/2046	364	271
3.75%, 08/15/2047	1,000	753
4.00%, 03/01/2048	4,615	3,585
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	2,940	2,254
3.88%, 06/15/2047	1,800	1,392
4.30%, 12/01/2056	3,050	2,402
4.50%, 05/15/2058	538	439
5.70%, 06/15/2040	318	317
Constellation Energy Generation LLC
5.60%, 06/15/2042	11,343	10,933
5.75%, 10/01/2041	4,727	4,631
5.75%, 03/15/2054	839	813
5.80%, 03/01/2033	2,817	2,874
6.25%, 10/01/2039	300	310
Consumers Energy Co.
3.25%, 08/15/2046	190	138
4.35%, 08/31/2064	191	147
Delmarva Power & Light Co.
4.00%, 06/01/2042	170	134
Dominion Energy, Inc.
2.85%, 08/15/2026	304	289
4.90%, 08/01/2041	212	187
5.25%, 08/01/2033	1,161	1,133
7.00%, 06/15/2038	124	135
DTE Electric Securitization Funding II LLC
6.09%, 09/01/2037	2,300	2,471
DTE Energy Co.
2.53%, 10/01/2024 (2)	3,878	3,842
Duke Energy Carolinas LLC
4.25%, 12/15/2041	141	118
4.95%, 01/15/2033	7,935	7,799
Duke Energy Corp.
2.65%, 09/01/2026	7,970	7,534
3.75%, 09/01/2046	13,800	10,043
3.95%, 08/15/2047	1,740	1,301
6.10%, 09/15/2053	2,730	2,771
Duke Energy Florida LLC
6.20%, 11/15/2053	6,359	6,736

The accompanying notes are an integral part of these financial statements.

46

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Utilities – 3.44% – (continued)
Duke Energy Indiana LLC
3.75%, 05/15/2046	$600	$455
Duke Energy Ohio, Inc.
5.25%, 04/01/2033	2,515	2,493
Duke Energy Progress LLC
2.90%, 08/15/2051	1,645	1,020
3.70%, 10/15/2046	506	375
4.10%, 05/15/2042	217	178
4.10%, 03/15/2043	181	147
4.15%, 12/01/2044	129	104
4.20%, 08/15/2045	325	262
4.38%, 03/30/2044	132	110
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030 (1)	2,500	2,103
3.62%, 08/01/2027 (1)	6,675	6,276
Edison International
6.95%, 11/15/2029	1,703	1,811
Electricite de France SA
4.75%, 10/13/2035 (1)	5,000	4,564
5.95%, 04/22/2034 (1)	9,195	9,247
Emera U.S. Finance LP
3.55%, 06/15/2026	1,260	1,208
4.75%, 06/15/2046	900	741
Enel Finance International NV
2.25%, 07/12/2031 (1)	1,371	1,118
2.65%, 09/10/2024 (1)	1,440	1,430
3.50%, 04/06/2028 (1)	4,378	4,096
3.63%, 05/25/2027 (1)	1,920	1,834
4.75%, 05/25/2047 (1)	7,050	5,896
5.13%, 06/26/2029 (1)	5,780	5,690
6.00%, 10/07/2039 (1)	307	302
6.80%, 09/15/2037 (1)	2,425	2,584
7.75%, 10/14/2052 (1)	1,649	1,937
Engie SA
5.25%, 04/10/2029 (1)	2,514	2,506
Entergy Arkansas LLC
2.65%, 06/15/2051	960	558
Entergy Louisiana LLC
2.90%, 03/15/2051	1,570	951
3.05%, 06/01/2031	440	384
3.12%, 09/01/2027	370	349
4.00%, 03/15/2033	2,610	2,350
Entergy Mississippi LLC
5.85%, 06/01/2054	1,200	1,194
Entergy Texas, Inc.
4.50%, 03/30/2039	11,000	9,732
Evergy Kansas Central, Inc.
4.13%, 03/01/2042	4,175	3,440
Evergy Metro, Inc.
4.20%, 03/15/2048	500	398
Evergy Missouri West Storm Funding I LLC
5.10%, 12/01/2038	3,730	3,711
Evergy, Inc.
2.90%, 09/15/2029	2,190	1,956
Eversource Energy
4.75%, 05/15/2026	3,264	3,221
5.95%, 02/01/2029	8,954	9,150

The accompanying notes are an integral part of these financial statements.

47

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Utilities – 3.44% – (continued)
Exelon Corp.
4.95%, 06/15/2035	$1,500	$1,396
Fells Point Funding Trust
3.05%, 01/31/2027 (1)	9,320	8,774
FirstEnergy Corp.
3.40%, 03/01/2050	3,692	2,470
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/2028 (1)	2,386	2,233
5.20%, 04/01/2028 (1)	1,885	1,883
FirstEnergy Transmission LLC
4.35%, 01/15/2025 (1)	14,584	14,447
5.45%, 07/15/2044 (1)	3,348	3,137
Florida Power & Light Co.
5.40%, 09/01/2035	700	702
5.60%, 06/15/2054	1,536	1,552
Fortis, Inc.
3.06%, 10/04/2026	2,291	2,174
Georgia Power Co.
4.30%, 03/15/2042	6,011	5,100
4.95%, 05/17/2033	6,261	6,105
5.25%, 03/15/2034	3,916	3,904
Indiana Michigan Power Co.
3.25%, 05/01/2051	1,570	1,034
ITC Holdings Corp.
2.95%, 05/14/2030 (1)	890	784
5.65%, 05/09/2034 (1)	6,420	6,421
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (1)	740	727
6.15%, 06/01/2037	400	414
KeySpan Gas East Corp.
2.74%, 08/15/2026 (1)	538	507
Massachusetts Electric Co.
4.00%, 08/15/2046 (1)	624	474
MidAmerican Energy Co.
5.85%, 09/15/2054	4,949	5,068
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (1)	9,900	9,508
Monongahela Power Co.
5.40%, 12/15/2043 (1)	1,650	1,538
National Rural Utilities Cooperative Finance Corp.
5.10%, 05/06/2027	5,006	5,005
8.00%, 03/01/2032	791	911
Nevada Power Co.
5.38%, 09/15/2040	261	249
5.45%, 05/15/2041	386	375
New England Power Co.
3.80%, 12/05/2047 (1)	5,108	3,801
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (1)	804	758
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	4,627	4,091
4.45%, 06/20/2025	8,222	8,136
5.55%, 03/15/2054	5,000	4,782
5.75%, 09/01/2025	17,852	17,890
6.05%, 03/01/2025	6,922	6,935
Niagara Mohawk Power Corp.
1.96%, 06/27/2030 (1)	2,150	1,788

The accompanying notes are an integral part of these financial statements.

48

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Utilities – 3.44% – (continued)
NiSource, Inc.
1.70%, 02/15/2031	$1,640	$1,304
2.95%, 09/01/2029	1,520	1,366
5.20%, 07/01/2029	6,637	6,611
5.80%, 02/01/2042	774	753
Northern States Power Co.
3.60%, 09/15/2047	2,395	1,746
4.13%, 05/15/2044	1,480	1,207
NRG Energy, Inc.
2.00%, 12/02/2025 (1)	2,685	2,541
2.45%, 12/02/2027 (1)	6,215	5,609
4.45%, 06/15/2029 (1)	1,155	1,091
Oglethorpe Power Corp.
6.20%, 12/01/2053	2,008	2,059
Ohio Power Co.
2.90%, 10/01/2051	1,390	849
4.15%, 04/01/2048	1,190	917
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	1,895	1,260
5.75%, 03/15/2029	124	128
Pacific Gas & Electric Co.
2.95%, 03/01/2026	990	948
3.15%, 01/01/2026	14,217	13,692
3.45%, 07/01/2025	1,570	1,532
3.75%, 08/15/2042	376	270
3.95%, 12/01/2047	779	558
4.30%, 03/15/2045	638	490
4.45%, 04/15/2042	1,905	1,510
4.50%, 07/01/2040	8,359	6,884
4.95%, 07/01/2050	4,255	3,516
5.80%, 05/15/2034	4,992	4,960
5.90%, 06/15/2032	2,099	2,101
6.10%, 01/15/2029	975	998
6.40%, 06/15/2033	3,717	3,839
PacifiCorp
5.80%, 01/15/2055	335	324
PECO Energy Co.
2.80%, 06/15/2050	860	538
3.70%, 09/15/2047	2,120	1,605
3.90%, 03/01/2048	5,235	4,069
4.15%, 10/01/2044	353	289
Pepco Holdings LLC
7.45%, 08/15/2032	222	240
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2036	1,735	1,620
5.10%, 06/01/2052	2,420	2,315
5.21%, 12/01/2047	1,285	1,242
Potomac Electric Power Co.
6.50%, 11/15/2037	136	150
PPL Electric Utilities Corp.
3.00%, 10/01/2049	2,105	1,393
4.13%, 06/15/2044	208	172
Public Service Co. of Colorado
3.55%, 06/15/2046	353	244
4.10%, 06/15/2048	2,515	1,924
Public Service Co. of Oklahoma
6.63%, 11/15/2037	649	696

The accompanying notes are an integral part of these financial statements.

49

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Utilities – 3.44% – (continued)
Public Service Electric & Gas Co.
3.60%, 12/01/2047	$1,605	$1,194
4.65%, 03/15/2033	7,255	6,993
5.38%, 11/01/2039	117	115
5.45%, 03/01/2054	3,190	3,145
Public Service Enterprise Group, Inc.
1.60%, 08/15/2030	8,395	6,808
Puget Energy, Inc.
2.38%, 06/15/2028	560	500
3.65%, 05/15/2025	1,200	1,176
RWE Finance U.S. LLC
5.88%, 04/16/2034 (1)	3,185	3,189
6.25%, 04/16/2054 (1)	3,922	3,873
San Diego Gas & Electric Co.
2.95%, 08/15/2051	2,230	1,444
3.95%, 11/15/2041	310	247
5.35%, 05/15/2040	3,430	3,279
SCE Recovery Funding LLC
4.70%, 06/15/2040	2,259	2,194
Sempra
6.00%, 10/15/2039	752	761
Sigeco Securitization I LLC
5.03%, 11/15/2036	2,488	2,461
Southern California Edison Co.
1.20%, 02/01/2026	2,981	2,792
2.95%, 02/01/2051	6,220	3,855
3.65%, 03/01/2028	1,200	1,137
3.90%, 12/01/2041	392	305
4.00%, 04/01/2047	4,416	3,380
4.05%, 03/15/2042	800	641
4.13%, 03/01/2048	1,880	1,460
4.88%, 02/01/2027	4,702	4,667
4.90%, 06/01/2026	4,586	4,549
5.75%, 04/15/2054	5,100	4,991
5.88%, 12/01/2053	2,647	2,641
6.05%, 03/15/2039	253	259
Southern California Gas Co.
2.55%, 02/01/2030	2,621	2,282
Southern Co.
4.48%, 08/01/2024 (2)	9,015	9,002
5.70%, 03/15/2034	3,715	3,777
Southern Co. Gas Capital Corp.
3.25%, 06/15/2026	225	216
3.95%, 10/01/2046	282	212
4.40%, 06/01/2043	160	132
5.75%, 09/15/2033	1,730	1,773
5.88%, 03/15/2041	1,210	1,211
Southern Power Co.
5.15%, 09/15/2041	746	691
Southwest Gas Corp.
3.80%, 09/29/2046	508	373
Southwestern Public Service Co.
4.50%, 08/15/2041	350	293
Toledo Edison Co.
2.65%, 05/01/2028 (1)	1,208	1,089
6.15%, 05/15/2037	680	714
Union Electric Co.
3.65%, 04/15/2045	1,370	1,030

The accompanying notes are an integral part of these financial statements.

50

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Utilities – 3.44% – (continued)
Virginia Electric & Power Co.
3.50%, 03/15/2027	$1,732	$1,662
4.45%, 02/15/2044	126	106
4.65%, 08/15/2043	1,765	1,532
Vistra Operations Co. LLC
3.55%, 07/15/2024 (1)	8,460	8,450
6.00%, 04/15/2034 (1)	3,157	3,165
WEC Energy Group, Inc.
3.55%, 06/15/2025	204	200
Xcel Energy, Inc.
3.35%, 12/01/2026	5,105	4,871

Total Utilities		588,110

Total Corporate Bonds (Cost: $5,314,597)		4,960,543

Government Related – 23.67%
Other Government Related – 1.22%
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610	587
American Municipal Power, Inc.
7.50%, 02/15/2050	1,330	1,586
Atlanta Independent School System
5.56%, 03/01/2026	535	537
Bay Area Toll Authority
6.26%, 04/01/2049	1,650	1,782
Bermuda Government International Bond
2.38%, 08/20/2030 (1)	1,765	1,482
California Municipal Finance Authority
3.28%, 02/01/2046	4,000	2,803
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	405	417
Cassa Depositi e Prestiti SpA
5.88%, 04/30/2029 (1)	5,000	5,075
Chile Government International Bond
2.55%, 01/27/2032	1,398	1,172
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850	1,801
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,440	1,551
Curators of the University of Missouri
5.96%, 11/01/2039	3,170	3,277
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875	785
Export-Import Bank of India
3.88%, 02/01/2028 (1)	3,480	3,330
Fannie Mae
0.00%, 03/17/2031	2,250	1,645
0.88%, 08/05/2030	555	450
1.63%, 01/07/2025	6,247	6,130
2.63%, 09/06/2024	5,221	5,193
6.63%, 11/15/2030	2,550	2,850
7.13%, 01/15/2030	1,500	1,698
Federal Farm Credit Banks Funding Corp.
1.42%, 08/19/2032	3,000	2,324
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	3,649	4,084
Finnvera OYJ
2.38%, 06/04/2025 (1)	600	584

The accompanying notes are an integral part of these financial statements.

51

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Other Government Related – 1.22% – (continued)
Idaho Energy Resources Authority
2.86%, 09/01/2046	$3,175	$2,232
Israel Government AID Bond
0.00%, 11/01/2024	1,000	980
5.50%, 09/18/2033	619	657
Israel Government International Bond
5.50%, 03/12/2034	2,379	2,258
Japan Finance Organization for Municipalities
1.75%, 09/05/2024 (1)	200	199
Korea Gas Corp.
5.00%, 07/08/2029 (1)	5,222	5,205
Korea National Oil Corp.
4.75%, 04/03/2026 (1)	1,570	1,556
4.88%, 04/03/2028 (1)	1,760	1,749
Los Angeles Department of Water & Power
6.60%, 07/01/2050	2,400	2,697
Mexico Government International Bond
2.66%, 05/24/2031	2,579	2,116
3.50%, 02/12/2034	3,202	2,601
3.75%, 01/11/2028	3,517	3,324
3.77%, 05/24/2061	1,753	1,072
4.35%, 01/15/2047	42	31
4.40%, 02/12/2052	1,340	977
4.60%, 01/23/2046	1,494	1,150
4.60%, 02/10/2048	1,482	1,129
4.75%, 03/08/2044	450	360
5.75%, 10/12/2110	588	485
6.00%, 05/07/2036	4,736	4,611
6.34%, 05/04/2053	2,123	2,002
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	8,640	8,683
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870	6,707
New York State Dormitory Authority
5.60%, 03/15/2040	260	262
New York State Urban Development Corp.
5.84%, 03/15/2040	2,000	2,043
Ohio State University
4.80%, 06/01/2111	1,102	990
Panama Government International Bond
4.50%, 04/16/2050	935	627
8.00%, 03/01/2038	1,848	1,946
Peruvian Government International Bond
2.78%, 01/23/2031	2,220	1,906
5.63%, 11/18/2050	190	184
Port Authority of New York & New Jersey
4.46%, 10/01/2062	2,065	1,793
5.65%, 11/01/2040	435	451
5.65%, 11/01/2040	1,260	1,307
Province of Manitoba Canada
2.13%, 06/22/2026	400	379
Regents of the University of California Medical Center Pooled Revenue
3.71%, 05/15/2120	3,270	2,169
Republic of Poland Government International Bond
5.50%, 03/18/2054	2,147	2,084
Resolution Funding Corp. Principal Strip
0.00%, 04/15/2030	929	710

The accompanying notes are an integral part of these financial statements.

52

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Other Government Related – 1.22% – (continued)
Romanian Government International Bond
6.00%, 05/25/2034 (1)	$6,002	$5,882
Saudi Government International Bond
2.25%, 02/02/2033 (1)	1,533	1,224
3.45%, 02/02/2061 (1)	1,185	776
St Johns County Industrial Development Authority
2.54%, 10/01/2030	10,000	8,461
State of California
7.30%, 10/01/2039	3,335	3,815
7.50%, 04/01/2034	5,540	6,394
State of Illinois
5.10%, 06/01/2033	24,508	24,049
Tennessee Valley Authority
0.75%, 05/15/2025	5,562	5,351
1.50%, 09/15/2031	1,230	1,001
2.88%, 02/01/2027	805	771
4.25%, 09/15/2065	1,720	1,473
4.63%, 09/15/2060	1,308	1,210
5.50%, 06/15/2038	57	61
5.88%, 04/01/2036	2,967	3,263
7.13%, 05/01/2030	1,615	1,831
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028	2,000	1,659
0.00%, 03/15/2032	1,514	1,044
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025	1,847	1,732
0.00%, 06/15/2035	258	148
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/2049	1,810	1,485
UAE Government International Bond
4.86%, 07/02/2034 (1)	4,702	4,689
University of Michigan
4.45%, 04/01/2122	7,800	6,452
University of Pittsburgh-of the Commonwealth System of Higher Education
3.56%, 09/15/2119	2,045	1,343
University of Virginia
2.58%, 11/01/2051	3,150	1,999
4.18%, 09/01/2117	1,540	1,219
West Contra Costa Unified School District
6.25%, 08/01/2030	215	231

Total Other Government Related		208,338

U.S. Treasury Obligations – 22.45%
U.S. Treasury Inflation Indexed Bonds
1.75%, 01/15/2028 (8)	898	884
2.50%, 01/15/2029 (8)	603	614
3.63%, 04/15/2028 (8)	2,022	2,125
U.S. Treasury Note/Bond
0.63%, 08/15/2030	2,700	2,164
0.75%, 01/31/2028	73,860	64,853
0.88%, 11/15/2030	20,235	16,367
1.00%, 07/31/2028	32,000	27,951
1.13%, 10/31/2026	75,525	69,698
1.13%, 08/31/2028	21,525	18,859
1.13%, 05/15/2040	1,975	1,215
1.13%, 08/15/2040	9,056	5,514
1.25%, 06/30/2028	90,462	80,030
1.25%, 08/15/2031	15,440	12,531

The accompanying notes are an integral part of these financial statements.

53

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations – 22.45% – (continued)
1.38%, 11/15/2031	$8,874	$7,218
1.38%, 11/15/2040	78,739	49,682
1.38%, 08/15/2050	41,940	21,463
1.50%, 01/31/2027	822	761
1.50%, 02/15/2030	1,855	1,592
1.63%, 05/15/2031	4,225	3,546
1.63%, 11/15/2050	23,390	12,806
1.75%, 12/31/2026	115	107
1.75%, 01/31/2029	58,475	52,139
1.75%, 08/15/2041	12,092	7,990
1.88%, 02/28/2029	33,900	30,356
1.88%, 02/15/2032	32,500	27,282
1.88%, 02/15/2041	11,542	7,898
1.88%, 02/15/2051	26,577	15,521
1.88%, 11/15/2051	44,455	25,805
2.00%, 08/15/2025	150	145
2.00%, 11/15/2026	14,125	13,292
2.00%, 11/15/2041	17,998	12,364
2.00%, 02/15/2050	24,856	15,095
2.00%, 08/15/2051	25,211	15,144
2.25%, 02/15/2027	1,530	1,442
2.25%, 05/15/2041 (9)	110,884	80,226
2.25%, 08/15/2046	39,102	26,066
2.25%, 08/15/2049	10,055	6,499
2.25%, 02/15/2052	30,950	19,716
2.38%, 03/31/2029	83,225	76,135
2.38%, 02/15/2042	111,954	81,499
2.38%, 11/15/2049	26,885	17,851
2.38%, 05/15/2051	53,126	34,988
2.50%, 02/15/2045	104,850	74,792
2.75%, 07/31/2027	2,257	2,143
2.75%, 05/31/2029	97,980	91,022
2.75%, 08/15/2042	19,600	15,075
2.75%, 11/15/2042	13,300	10,193
2.88%, 04/30/2029	42,000	39,278
2.88%, 05/15/2032	39,595	35,674
2.88%, 05/15/2043	107,560	83,527
2.88%, 08/15/2045	8,405	6,384
2.88%, 05/15/2049	7,305	5,396
2.88%, 05/15/2052	119,856	87,846
3.00%, 11/15/2044	1,585	1,238
3.00%, 02/15/2047	780	598
3.00%, 02/15/2048	870	662
3.00%, 02/15/2049	60,240	45,629
3.00%, 08/15/2052	56,429	42,452
3.13%, 08/31/2029	21,580	20,353
3.13%, 02/15/2043	20,360	16,487
3.13%, 05/15/2048	24,938	19,393
3.25%, 06/30/2029	40,000	38,002
3.25%, 05/15/2042	19,933	16,576
3.38%, 05/15/2033	37,000	34,290
3.38%, 08/15/2042	149,397	126,181
3.50%, 01/31/2028	26,308	25,479
3.50%, 04/30/2028	12,217	11,817
3.50%, 02/15/2033	31,400	29,430
3.63%, 03/31/2028	53,811	52,298
3.63%, 05/31/2028	1,330	1,292
3.63%, 03/31/2030	7,400	7,125

The accompanying notes are an integral part of these financial statements.

54

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations – 22.45% – (continued)
3.63%, 08/15/2043	$22,130	$19,229
3.63%, 02/15/2044	10,150	8,792
3.63%, 02/15/2053	76,749	65,291
3.63%, 05/15/2053	12,150	10,339
3.75%, 12/31/2028	15,825	15,421
3.75%, 11/15/2043	10,943	9,672
3.88%, 11/30/2027	18,733	18,377
3.88%, 12/31/2027	19,416	19,044
3.88%, 12/31/2029	151,080	147,491
3.88%, 08/15/2040	25,825	23,950
3.88%, 02/15/2043	22,284	20,143
3.88%, 05/15/2043	101,796	91,846
4.00%, 02/29/2028	19,331	19,037
4.00%, 06/30/2028	17,458	17,193
4.00%, 01/31/2029	39,035	38,434
4.00%, 01/31/2031	127,950	125,375
4.00%, 02/15/2034	8,646	8,392
4.00%, 11/15/2042	7,741	7,134
4.13%, 02/15/2027	151,100	149,364
4.13%, 09/30/2027	10,566	10,446
4.13%, 10/31/2027	13,431	13,280
4.13%, 07/31/2028	19,246	19,042
4.13%, 03/31/2029	19,602	19,402
4.13%, 08/31/2030	92,425	91,248
4.13%, 08/15/2053	8,982	8,364
4.25%, 12/31/2025	1,260	1,248
4.25%, 02/28/2029	39,039	38,864
4.25%, 06/30/2029	27,605	27,491
4.25%, 05/15/2039	9,000	8,795
4.25%, 02/15/2054	59,780	56,922
4.38%, 08/15/2026	116,925	116,157
4.38%, 08/31/2028	19,910	19,887
4.38%, 11/30/2028	16,913	16,910
4.38%, 05/15/2034	36,580	36,591
4.38%, 11/15/2039	25,454	25,167
4.38%, 05/15/2041	1,500	1,471
4.38%, 08/15/2043	12,140	11,718
4.50%, 07/15/2026	4,475	4,456
4.50%, 04/15/2027	77,725	77,610
4.50%, 05/15/2027	9,919	9,906
4.50%, 05/31/2029	47,471	47,794
4.50%, 11/15/2033	21,300	21,496
4.50%, 02/15/2044	17,022	16,698
4.63%, 06/15/2027	89,907	90,167
4.63%, 09/30/2028	24,557	24,765
4.63%, 04/30/2029	33,563	33,948
4.63%, 05/31/2031	28,175	28,633
4.63%, 05/15/2044	32,026	31,966
4.75%, 11/15/2043	12,732	12,901
4.75%, 11/15/2053	15,951	16,489
4.88%, 05/31/2026	23,414	23,462
4.88%, 10/31/2028	13,897	14,156
U.S. Treasury Strip Coupon
0.00%, 02/15/2025	799	775
0.00%, 08/15/2027	4,314	3,753
0.00%, 11/15/2027	4,607	3,968
0.00%, 02/15/2031	12,590	9,417
0.00%, 02/15/2032	46,250	33,078

The accompanying notes are an integral part of these financial statements.

55

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations – 22.45% – (continued)
0.00%, 11/15/2034	$2,487	$1,565
0.00%, 02/15/2035	1,824	1,134
0.00%, 05/15/2035	1,920	1,179
0.00%, 08/15/2035	175	106
0.00%, 05/15/2036	121	71
0.00%, 11/15/2040	20,090	9,233
0.00%, 02/15/2041	62,895	28,559
0.00%, 08/15/2041	1,425	629
0.00%, 05/15/2043	33,405	13,442
0.00%, 11/15/2043	45,100	17,720
0.00%, 02/15/2046 (9)	20,000	7,086
0.00%, 08/15/2048	3,095	985

Total U.S. Treasury Obligations		3,832,739

Total Government Related (Cost: $4,454,621)		4,041,077

Mortgage-Backed Obligations – 34.32%
20 Times Square Trust 2018-20TS
3.20%, 05/15/2035, Series 2018-20TS, Class D (1)(5)	5,204	4,361
ACRE Commercial Mortgage 2021-FL4 Ltd.
6.55% (1 Month Term SOFR + 1.21%, 1.10% Floor), 12/18/2037, Series 2021-FL4, Class AS (1)(3)	3,990	3,972
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034, Series 2004-2CB, Class 1A9	222	221
Alternative Loan Trust 2005-1CB
1.64% (1 Month Term SOFR + 6.99%, 7.10% Cap), 03/25/2035, Series 2005-1CB, Class 1A6 (3)(4)	70	4
Alternative Loan Trust 2005-20CB
0.00% (1 Month Term SOFR + 4.64%, 4.75% Cap), 07/25/2035, Series 2005-20CB, Class 3A8 (3)(4)	277	7
Alternative Loan Trust 2005-22T1
0.00% (1 Month Term SOFR + 4.96%, 5.07% Cap), 06/25/2035, Series 2005-22T1, Class A2 (3)(4)	382	19
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035, Series 2005-28CB, Class 1A4	106	89
6.00%, 08/25/2035, Series 2005-28CB, Class 3A5	5	2
Alternative Loan Trust 2005-37T1
0.00% (1 Month Term SOFR + 4.94%, 5.05% Cap), 09/25/2035, Series 2005-37T1, Class A2 (3)(4)	1,288	51
Alternative Loan Trust 2005-54CB
0.00% (1 Month Term SOFR + 4.74%, 4.85% Cap), 11/25/2035, Series 2005-54CB, Class 1A2 (3)(4)	342	13
5.50%, 11/25/2035, Series 2005-54CB, Class 1A7	1	1
5.50%, 11/25/2035, Series 2005-54CB, Class 1A11	87	65
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035, Series 2005-64CB, Class 1A9	40	34
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036, Series 2006-28CB, Class A17	47	23
Alternative Loan Trust 2006-43CB
6.00%, 07/25/2034, Series 2006-43CB, Class 2A1	1	1
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035, Series 2006-1, Class A5 (1)(5)(10)	0	0
ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036, Series 2011-1, Class 2A35 (1)(5)	27	8
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049, Series 2016-1A, Class AS (1)	3,857	3,795
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.35%, 08/15/2046, Series 2014-520M, Class C (1)(5)	1,200	731
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2049, Series 2004-6, Class 15PO (10)	1	0
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034, Series 2004-1, Class PO	10	7
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034, Series 2004-2, Class 1CB1	482	441

The accompanying notes are an integral part of these financial statements.

56

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035, Series 2005-6, Class 2A7	$16	$14
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035, Series 2005-7, Class 30PO	8	8
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036, Series 2005-8, Class 30PO	3	2
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036, Series 2006-1, Class XPO	3	2
Banc of America Mortgage 2003-C Trust
6.75%, 04/25/2033, Series 2003-C, Class 3A1 (5)	2	1
BANK 2017-BNK4
3.63%, 05/15/2050, Series 2017-BNK4, Class A4	6,790	6,438
BANK 2017-BNK8
3.49%, 11/15/2050, Series 2017-BNK8, Class A4	12,745	11,727
BANK 2017-BNK9
3.54%, 11/15/2054, Series 2017-BNK9, Class A4	6,100	5,730
BANK 2018-BNK10
3.69%, 02/15/2061, Series 2018-BN10, Class A5	4,000	3,774
BANK 2019-BNK21
2.85%, 10/17/2052, Series 2019-BN21, Class A5	10,450	9,159
BANK 2020-BNK29
2.00%, 11/15/2053, Series 2020-BN29, Class A4	14,564	11,663
BANK 2021-BNK37
2.37%, 11/15/2064, Series 2021-BN37, Class A4	22,400	18,458
BANK5 2024-5YR5
5.70%, 02/15/2029, Series 2024-5YR5, Class A3	2,197	2,220
BANK5 Trust 2024-5YR6
6.23%, 05/15/2057, Series 2024-5YR6, Class A3	2,809	2,903
BBCMS Mortgage Trust 2017-C1
3.67%, 02/15/2050, Series 2017-C1, Class A4	1,625	1,545
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051, Series 2018-C2, Class A4	20,000	19,027
4.31%, 12/15/2051, Series 2018-C2, Class A5	5,475	5,253
BBCMS Mortgage Trust 2021-C12
2.42%, 11/15/2054, Series 2021-C12, Class A4	25,600	21,428
BBCMS Mortgage Trust 2022-C15
3.68%, 04/15/2055, Series 2022-C15, Class ASB (5)	8,700	8,149
BBCMS Mortgage Trust 2022-C16
4.60%, 06/15/2055, Series 2022-C16, Class A5 (5)	8,750	8,363
BBCMS Mortgage Trust 2023-C21
6.51%, 09/15/2056, Series 2023-C21, Class A2 (5)	10,800	11,150
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036, Series 2012-SHOW, Class A (1)	4,602	4,494
Bear Stearns ARM Trust 2003-2
6.28%, 01/25/2033, Series 2003-2, Class A5 (1)(5)	45	43
Bear Stearns ARM Trust 2003-7
7.05%, 10/25/2033, Series 2003-7, Class 3A (5)	1	1
Bear Stearns ARM Trust 2004-2
4.57%, 05/25/2034, Series 2004-2, Class 14A (5)	20	19
Bear Stearns ARM Trust 2006-1
7.66% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036, Series 2006-1, Class A1 (3)	47	43
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034, Series 2004-AC2, Class 2A	13	10
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
1.17%, 01/12/2045, Series 2007-T26, Class X1 (1)(5)(10)	41	0
Benchmark 2018-B3 Mortgage Trust
3.76%, 04/10/2051, Series 2018-B3, Class A4	17,400	16,590

The accompanying notes are an integral part of these financial statements.

57

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
Benchmark 2018-B6 Mortgage Trust
4.26%, 10/10/2051, Series 2018-B6, Class A4	$8,862	$8,365
Benchmark 2019-B15 Mortgage Trust
2.67%, 12/15/2072, Series 2019-B15, Class A4	30,000	25,962
2.93%, 12/15/2072, Series 2019-B15, Class A5	477	416
Benchmark 2020-B19 Mortgage Trust
1.55%, 09/15/2053, Series 2020-B19, Class A4	21,500	17,779
1.85%, 09/15/2053, Series 2020-B19, Class A5	6,452	5,205
Benchmark 2020-B21 Mortgage Trust
1.98%, 12/17/2053, Series 2020-B21, Class A5	3,736	3,046
Benchmark 2021-B24 Mortgage Trust
2.01%, 03/15/2054, Series 2021-B24, Class A3	10,000	8,793
2.26%, 03/15/2054, Series 2021-B24, Class A4	20,000	16,628
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054, Series 2021-B25, Class A5	1,545	1,258
Benchmark 2021-B27 Mortgage Trust
2.10%, 07/15/2054, Series 2021-B27, Class A4	22,500	18,391
Benchmark 2022-B32 Mortgage Trust
3.04%, 01/15/2055, Series 2022-B32, Class A3	23,000	20,447
Benchmark 2023-V3 Mortgage Trust
5.90%, 07/15/2056, Series 2023-V3, Class A2	3,100	3,138
Benchmark 2024-V7 Mortgage Trust
6.23%, 05/15/2056, Series 2024-V7, Class A3 (5)	5,481	5,660
BMO 2024-C8 Mortgage Trust
5.60%, 03/15/2057, Series 2024-C8, Class A5 (5)	2,095	2,137
BMO 2024-C9 Mortgage Trust
5.76%, 07/15/2057, Series 2024-C9, Class A5	4,530	4,666
BRAVO Residential Funding Trust 2023-RPL1
5.00%, 05/25/2063, Series 2023-RPL1, Class A1 (1)(5)	3,994	3,942
Cascade Funding Mortgage Trust 2021-FRR1
2.04%, 02/28/2025, Series 2021-FRR1, Class BK45 (1)(5)	4,450	4,233
CD 2006-CD3 Mortgage Trust
0.18%, 10/15/2048, Series 2006-CD3, Class XS (1)(5)	76	1
CD 2019-CD8 Mortgage Trust
2.66%, 08/15/2057, Series 2019-CD8, Class A3	20,000	17,720
CFCRE Commercial Mortgage Trust 2017-C8
3.30%, 06/15/2050, Series 2017-C8, Class A3	20,214	19,073
Chase Home Lending Mortgage Trust 2023-RPL1
3.50%, 06/25/2062, Series 2023-RPL1, Class A1 (1)(5)	6,380	5,732
Chase Home Lending Mortgage Trust Series 2024-RPL1
3.25%, 03/25/2064, Series 2024-RPL1, Class A1A (1)(5)	9,829	8,567
Chase Home Lending Mortgage Trust Series 2024-RPL2
3.25%, 08/25/2064, Series 2024-RPL2, Class A1A (1)(5)	24,103	20,946
Chase Home Lending Mortgage Trust Series 2024-RPL3
3.25%, 09/25/2064, Series 2024-RPL3, Class A1A (1)(5)	1,712	1,496
Chase Mortgage Finance Trust Series 2007-A1
6.18%, 02/25/2037, Series 2007-A1, Class 1A3 (5)	9	9
6.21%, 02/25/2037, Series 2007-A1, Class 9A1 (5)	11	11
6.62%, 02/25/2037, Series 2007-A1, Class 2A1 (5)	18	17
7.16%, 02/25/2037, Series 2007-A1, Class 7A1 (5)	1 1
Chase Mortgage Finance Trust Series 2007-A2
5.78%, 06/25/2035, Series 2007-A2, Class 2A1 (5)	15	15
7.15%, 06/25/2035, Series 2007-A2, Class 1A1 (5)	6	6
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032, Series 2002-18, Class PO	4	3
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034, Series 2004-3, Class A26	11	11
5.75%, 04/25/2034, Series 2004-3, Class A4	8	7

The accompanying notes are an integral part of these financial statements.

58

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034, Series 2004-5, Class 1A4	$47	$46
CHL Mortgage Pass-Through Trust 2004-7
5.59%, 06/25/2034, Series 2004-7, Class 2A1 (5)	4	3
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2049, Series 2004-8, Class 2A1	1	1
CHL Mortgage Pass-Through Trust 2004-HYB1
5.43%, 05/20/2034, Series 2004-HYB1, Class 2A (5)	6	5
CHL Mortgage Pass-Through Trust 2004-HYB3
4.79%, 06/20/2034, Series 2004-HYB3, Class 2A (5)	25	23
CHL Mortgage Pass-Through Trust 2004-HYB6
5.31%, 11/20/2034, Series 2004-HYB6, Class A3 (5)	19	18
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035, Series 2005-14, Class A2	8	3
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035, Series 2005-16, Class A23	5	3
CHL Mortgage Pass-Through Trust 2005-22
4.69%, 11/25/2035, Series 2005-22, Class 2A1 (5)	86	68
CIM TRUST 2022-R3
4.50%, 03/25/2062, Series 2022-R3, Class A1 (1)(5)	2,383	2,291
CIM Trust 2023-R2
5.50%, 08/25/2064, Series 2023-R2, Class A1 (1)(5)	9,351	9,357
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036, Series 2006-4, Class 1A2	19	16
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048, Series 2015-GC29, Class A3	9,387	9,225
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058, Series 2015-GC33, Class A4	717	694
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049, Series 2016-C1, Class A3	10,039	9,604
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049, Series 2016-P6, Class A5 (5)	2,783	2,618
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050, Series 2017-P7, Class A3	14,254	13,544
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050, Series 2017-P8, Class A3	21,000	19,794
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051, Series 2018-B2, Class A3	22,000	20,799
4.01%, 03/10/2051, Series 2018-B2, Class A4	3,370	3,197
Citigroup Commercial Mortgage Trust 2019-C7
2.86%, 12/15/2072, Series 2019-C7, Class A3	2,550	2,272
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 06/25/2033, Series 2003-UP2, Class PO1 (10)	0	0
6.24%, 09/25/2033, Series 2003-HYB1, Class A (5)	13	13
Citigroup Mortgage Loan Trust 2009-10
5.67%, 09/25/2033, Series 2009-10, Class 1A1 (1)(5)	35	35
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058, Series 2015-A, Class B2 (1)(5)	169	160
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033, Series 2003-1, Class PO3	1	1
0.00%, 10/25/2033, Series 2003-1, Class PO2 (10)	0	0
3.55%, 02/25/2035, Series 2005-1, Class 2A1A (5)	17	14
4.73%, 08/25/2035, Series 2005-5, Class 1A2 (5)	40	31
5.25%, 10/25/2033, Series 2003-1, Class 2A5	5	4
5.50%, 05/25/2035, Series 2005-2, Class 2A11	41	40
5.50%, 11/25/2035, Series 2005-9, Class 2A2	1	1
7.00%, 09/25/2033, Series 2003-UP3, Class A3	2	2
7.53%, 08/25/2034, Series 2004-UST1, Class A6 (5)	5	4

The accompanying notes are an integral part of these financial statements.

59

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030, Series 2013-300P, Class A1 (1)	$516	$486
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047, Series 2014-CR20, Class A3	5,503	5,480
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048, Series 2015-CR24, Class A4	4,531	4,452
3.70%, 08/10/2048, Series 2015-CR24, Class A5	771	753
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048, Series 2015-CR25, Class A3	8,260	8,093
3.76%, 08/10/2048, Series 2015-CR25, Class A4	2,437	2,379
COMM 2018-HOME Mortgage Trust
3.94%, 04/10/2033, Series 2018-HOME, Class A (1)(5)	10,975	10,004
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C (1)	6,090	5,878
Connecticut Avenue Securities Trust 2021-R03
6.19% (30-day Average SOFR + 0.85%), 12/25/2041, Series 2021-R03, Class 1M1 (1)(3)	3,161	3,160
Connecticut Avenue Securities Trust 2022-R01
7.24% (30-day Average SOFR + 1.90%), 12/25/2041, Series 2022-R01, Class 1M2 (1)(3)	7,380	7,468
Connecticut Avenue Securities Trust 2023-R05
7.24% (30-day Average SOFR + 1.90%, 1.90% Floor), 06/25/2043, Series 2023-R05, Class 1M1 (1)(3)	4,564	4,621
Connecticut Avenue Securities Trust 2023-R06
7.04% (30-day Average SOFR + 1.70%), 07/25/2043, Series 2023-R06, Class 1M1 (1)(3)	2,271	2,292
Connecticut Avenue Securities Trust 2023-R08
6.84% (30-day Average SOFR + 1.50%), 10/25/2043, Series 2023-R08, Class 1M1 (1)(3)	3,814	3,838
Connecticut Avenue Securities Trust 2024-R01
6.39% (30-day Average SOFR + 1.05%, 1.05% Floor), 01/25/2044, Series 2024-R01, Class 1M1 (1)(3)	1,246	1,247
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.03%, 01/15/2049, Series 2007-C2, Class AX (1)(5)(10)	1,716	0
Credit Suisse First Boston Mortgage Securities Corp.
0.00%, 10/25/2033, Series 2003-23, Class 1P	22	16
5.25%, 09/25/2033, Series 2003-21, Class 1A4	19	18
6.63%, 02/25/2033, Series 2003-1, Class DB1 (5)	40	39
6.73%, 06/25/2033, Series 2003-AR15, Class 3A1 (5)	5	5
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048, Series 2015-C4, Class A3	7,014	6,844
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049, Series 2016-C7, Class A5	1,882	1,774
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050, Series 2017-C8, Class A3	14,022	13,046
CSAIL 2021-C20 Commercial Mortgage Trust
2.49%, 03/15/2054, Series 2021-C20, Class A2	20,902	18,008
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034, Series 2004-4, Class 2A4	17	16
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034, Series 2004-8, Class 1A4	48	46
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035, Series 2005-10, Class AP	4	3
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035, Series 2005-9, Class AP	4	3
5.50%, 10/25/2035, Series 2005-9, Class DX	86	9
CSMC 2014-USA OA LLC
4.37%, 09/15/2037, Series 2014-USA, Class D (1)	3,000	2,280
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057, Series 2018-RPL9, Class A (1)(5)	3,371	3,173
CSMC 2020-RPL3 Trust
4.08%, 03/25/2060, Series 2020-RPL3, Class A1 (1)(5)	1,922	1,914
CSMC 2020-RPL6 Trust
3.43%, 03/25/2059, Series 2020-RPL6, Class A1 (1)(5)	3,169	3,155

The accompanying notes are an integral part of these financial statements.

60

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
CSMC 2022-RPL4 Trust
3.90%, 04/25/2062, Series 2022-RPL4, Class A1 (1)(5)	$3,678	$3,433
CSMCM 2018-RPL4 Trust
0.00%, 05/25/2058, Series 2018-RPL4 (1)(5)	1,561	1,391
CSMCM 2018-RPL9 Trust
3.82%, 09/25/2057, Series 2018-RPL9, Class CERT (1)(5)	1,731	1,452
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049, Series 2016-C1, Class A3A	13,217	12,653
DBJPM 2016-C3 Mortgage Trust
2.89%, 08/10/2049, Series 2016-C3, Class A5	3,064	2,898
DBJPM 20-C9 Mortgage Trust
1.64%, 08/15/2053, Series 2020-C9, Class A4	20,600	17,150
Fannie Mae
2.00%, 07/01/2039 (11)	315	277
2.00%, 07/01/2054 (11)	18,910	14,787
2.50%, 07/01/2039 (11)	245	221
2.50%, 07/01/2043 (11)	9,960	8,132
3.00%, 07/01/2039 (11)	865	800
3.00%, 07/01/2054 (11)	10,400	8,846
3.50%, 07/01/2054 (11)	2,325	2,058
4.00%, 07/01/2054 (11)	925	846
4.50%, 07/01/2042 (11)	15,700	14,800
5.00%, 07/01/2039 (11)	2,945	2,919
5.00%, 07/01/2054 (11)	6,705	6,480
5.50%, 07/01/2054 (11)	44,390	43,779
6.00%, 07/01/2054 (11)	10,155	10,183
6.50%, 07/01/2054 (11)	18,155	18,477
7.00%, 07/01/2054 (11)	9,135	9,395
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039, Series 1999-T2, Class A1 (5)	29	29
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040, Series 2001-T3, Class A1	50	50
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042, Series 2002-T16, Class A2	65	67
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044, Series 2004-T1, Class 1A2	10	10
Fannie Mae Grantor Trust 2004-T2
4.71%, 07/25/2043, Series 2004-T2, Class 2A (5)	38	38
7.50%, 11/25/2043, Series 2004-T2, Class 1A4	88	89
Fannie Mae Grantor Trust 2004-T3
6.50%, 02/25/2044, Series 2004-T3, Class 1A2	169	170
7.00%, 02/25/2044, Series 2004-T3, Class 1A3	70	72
9.34%, 01/25/2044, Series 2004-T3, Class PT1 (5)	12	13
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027, Series 2017-T1, Class A	6,483	6,111
Fannie Mae Interest Strip
0.00%, 01/25/2033, Series 329, Class 1	3	3
5.00%, 12/25/2033, Series 345, Class 6 (5)	4	1
5.50%, 05/25/2036, Series 365, Class 8	17	3
5.50%, 08/25/2036, Series 374, Class 5	11	2
5.50%, 04/25/2037, Series 393, Class 6 (10)	5	0
5.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 08/25/2042, Series 412, Class F2 (3)	214	210
6.00% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/25/2042, Series 411, Class F1 (3)	686	654
6.00%, 01/25/2038, Series 383, Class 33	12	2
Fannie Mae Pool
1.40%, 11/01/2032	8,500	6,559
1.50%, 01/01/2031	10,000	8,177
1.50%, 02/01/2036	9,879	8,506

The accompanying notes are an integral part of these financial statements.

61

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
1.50%, 08/01/2036	$5,602	$4,799
1.50%, 09/01/2036	901	771
1.50%, 11/01/2036	2,948	2,522
1.50%, 05/01/2037	4,691	4,009
1.50%, 11/01/2040	5,552	4,495
1.50%, 03/01/2041	1,032	835
1.50%, 02/01/2042	1,303	1,050
1.50%, 10/01/2050	1,821	1,366
1.50%, 11/01/2050	10,920	8,189
1.50%, 12/01/2050	19,870	14,904
1.50%, 01/01/2051	1,444	1,080
1.50%, 02/01/2051	18,687	13,974
1.50%, 07/01/2051	6,536	4,883
1.50%, 11/01/2051	6,625	4,971
1.56%, 01/01/2031	2,275	1,868
1.73%, 11/01/2031	8,735	7,202
1.75%, 03/01/2032 (5)	14,983	12,220
1.80%, 10/01/2033	7,500	5,921
2.00%, 03/01/2031	4,316	4,004
2.00%, 08/01/2031	922	850
2.00%, 01/01/2032	8,925	8,225
2.00%, 09/01/2035	414	367
2.00%, 04/01/2036	793	700
2.00%, 05/01/2036	6,064	5,349
2.00%, 05/01/2036	6,746	5,964
2.00%, 06/01/2036	7,044	6,257
2.00%, 08/01/2036	2,667	2,351
2.00%, 02/01/2037	9,980	8,819
2.00%, 03/01/2037	197	174
2.00%, 03/01/2037	3,143	2,787
2.00%, 06/01/2040	2,498	2,110
2.00%, 07/01/2040	2,355	1,986
2.00%, 09/01/2040	1,350	1,136
2.00%, 01/01/2041	1,240	1,042
2.00%, 02/01/2041	6,549	5,510
2.00%, 05/01/2041	21,281	17,800
2.00%, 06/01/2041	6,735	5,690
2.00%, 10/01/2041	900	753
2.00%, 02/01/2042	15,254	12,756
2.00%, 04/01/2042	5,418	4,506
2.00%, 05/01/2050	13,788	10,891
2.00%, 06/01/2050	25,987	20,546
2.00%, 09/01/2050	19,866	15,690
2.00%, 10/01/2050	39,445	31,138
2.00%, 11/01/2050	1,322	1,055
2.00%, 11/01/2050	13,302	10,502
2.00%, 12/01/2050	8,817	6,959
2.00%, 01/01/2051	9,122	7,189
2.00%, 01/01/2051	21,825	17,269
2.00%, 02/01/2051	474	372
2.00%, 02/01/2051	8,118	6,396
2.00%, 03/01/2051	4,316	3,402
2.00%, 03/01/2051	36,352	28,554
2.00%, 04/01/2051	8,438	6,632
2.00%, 04/01/2051	12,359	9,745
2.00%, 05/01/2051	304	233
2.00%, 07/01/2051	9,221	7,274
2.00%, 07/01/2051	14,173	11,188

The accompanying notes are an integral part of these financial statements.

62

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
2.00%, 08/01/2051	$1,997	$1,578
2.00%, 08/01/2051	4,567	3,593
2.00%, 08/01/2051	10,932	8,672
2.00%, 09/01/2051	11,418	8,964
2.00%, 10/01/2051	61	48
2.00%, 10/01/2051	564	447
2.00%, 10/01/2051	9,159	7,315
2.00%, 12/01/2051	11,016	8,770
2.00%, 12/01/2051	12,214	9,744
2.00%, 01/01/2052	12,831	10,071
2.00%, 02/01/2052	5,212	4,090
2.00%, 02/01/2052	5,217	4,094
2.00%, 02/01/2052	8,559	6,891
2.00%, 03/01/2052	17,268	13,633
2.00%, 04/01/2052	1,396	1,102
2.05%, 06/01/2035	2,450	1,884
2.08%, 10/01/2033	9,583	7,809
2.16%, 01/01/2034	6,070	4,828
2.22%, 02/01/2032	5,100	4,241
2.50%, 04/01/2030	609	573
2.50%, 05/01/2030	783	737
2.50%, 11/01/2031	1,171	1,094
2.50%, 07/01/2032	2,444	2,270
2.50%, 08/01/2032	2,660	2,477
2.50%, 09/01/2032	2,586	2,409
2.50%, 12/01/2034	6,311	5,759
2.50%, 07/01/2035	9,362	8,721
2.50%, 08/01/2035	1,643	1,495
2.50%, 08/01/2035	3,179	2,901
2.50%, 09/01/2035	4,313	3,926
2.50%, 10/01/2035	118	108
2.50%, 01/01/2036	11,262	10,250
2.50%, 07/01/2036	4,342	3,961
2.50%, 12/01/2036	1,097	985
2.50%, 04/01/2042	5,254	4,532
2.50%, 01/01/2043	1,125	952
2.50%, 02/01/2043	505	427
2.50%, 10/01/2043	1,034	875
2.50%, 05/01/2046	455	384
2.50%, 07/01/2046	1,147	968
2.50%, 08/01/2046	431	364
2.50%, 10/01/2046	347	293
2.50%, 03/01/2050	615	508
2.50%, 05/01/2050	9,086	7,554
2.50%, 06/01/2050	1,591	1,302
2.50%, 06/01/2050	5,263	4,385
2.50%, 06/01/2050	13,159	10,905
2.50%, 07/01/2050	5,024	4,111
2.50%, 07/01/2050	10,821	9,005
2.50%, 08/01/2050	2,496	2,042
2.50%, 08/01/2050	4,448	3,663
2.50%, 09/01/2050	2,633	2,191
2.50%, 09/01/2050	6,393	5,136
2.50%, 09/01/2050	7,214	5,925
2.50%, 09/01/2050	11,181	9,315
2.50%, 10/01/2050	6,780	5,672
2.50%, 10/01/2050 (9)	36,957	30,443
2.50%, 12/01/2050	10,540	8,680

The accompanying notes are an integral part of these financial statements.

63

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
2.50%, 02/01/2051	$1,225	$1,025
2.50%, 02/01/2051	3,626	3,003
2.50%, 02/01/2051	4,377	3,586
2.50%, 03/01/2051	2,484	2,029
2.50%, 03/01/2051	10,159	8,364
2.50%, 04/01/2051	2,776	2,268
2.50%, 04/01/2051	23,039	18,956
2.50%, 05/01/2051	2,757	2,253
2.50%, 05/01/2051	5,818	4,902
2.50%, 05/01/2051	9,692	7,967
2.50%, 06/01/2051	9,968	8,190
2.50%, 07/01/2051	2,185	1,785
2.50%, 08/01/2051	963	797
2.50%, 08/01/2051	8,854	7,270
2.50%, 08/01/2051	9,093	7,543
2.50%, 09/01/2051	588	469
2.50%, 09/01/2051	745	623
2.50%, 09/01/2051	6,557	5,425
2.50%, 09/01/2051	11,583	9,576
2.50%, 10/01/2051	2,437	1,991
2.50%, 10/01/2051	10,613	8,704
2.50%, 10/01/2051	15,003	12,338
2.50%, 11/01/2051	1,252	1,035
2.50%, 11/01/2051	9,332	7,770
2.50%, 11/01/2051	15,472	12,786
2.50%, 12/01/2051	1,220	1,011
2.50%, 12/01/2051	6,429	5,286
2.50%, 12/01/2051	11,577	9,630
2.50%, 12/01/2051	12,236	10,112
2.50%, 12/01/2051	12,528	10,335
2.50%, 01/01/2052	9,589	7,874
2.50%, 01/01/2052	11,822	9,688
2.50%, 02/01/2052	848	695
2.50%, 02/01/2052	10,760	8,815
2.50%, 02/01/2052	14,203	11,735
2.50%, 03/01/2052	1,967	1,615
2.50%, 03/01/2052	9,766	7,985
2.50%, 05/01/2052	16,710	13,728
2.50%, 05/01/2052	19,074	15,819
2.50%, 05/01/2052	30,527	25,303
2.50%, 09/01/2052	1,061	871
2.50%, 09/01/2052	19,313	15,823
2.50%, 07/01/2061	9,681	7,765
2.50%, 09/01/2061	5,658	4,538
2.50%, 03/01/2062	9,012	7,083
2.52%, 11/01/2029	13,795	12,430
2.58%, 09/01/2028	3,649	3,349
2.59%, 09/01/2028	7,330	6,730
2.62%, 10/01/2028	8,564	7,847
2.67%, 12/01/2035	15,510	12,515
2.68%, 05/01/2025	1,645	1,603
2.83%, 05/01/2027	7,696	7,277
2.90%, 10/01/2029	3,167	2,911
3.00%, 06/01/2027	1,896	1,800
3.00%, 08/01/2028	275	265
3.00%, 09/01/2028	507	488
3.00%, 12/01/2028	172	165
3.00%, 05/01/2030	473	452

The accompanying notes are an integral part of these financial statements.

64

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
3.00%, 08/01/2034	$1,600	$1,489
3.00%, 09/01/2034	5,757	5,463
3.00%, 10/01/2034	1,805	1,687
3.00%, 10/01/2035	298	276
3.00%, 05/01/2036	546	510
3.00%, 08/01/2036	442	408
3.00%, 03/01/2037	3,542	3,286
3.00%, 05/01/2038	6,148	5,674
3.00%, 05/01/2042	178	158
3.00%, 10/01/2042	1,589	1,404
3.00%, 11/01/2042	1,124	991
3.00%, 12/01/2042	43	38
3.00%, 12/01/2042	357	314
3.00%, 12/01/2042	574	507
3.00%, 01/01/2043	371	327
3.00%, 01/01/2043	565	499
3.00%, 01/01/2043	654	577
3.00%, 01/01/2043	653	579
3.00%, 02/01/2043	310	274
3.00%, 04/01/2043	444	392
3.00%, 04/01/2043	568	501
3.00%, 04/01/2043	1,039	917
3.00%, 05/01/2043	17	15
3.00%, 05/01/2043	109	97
3.00%, 05/01/2043	686	605
3.00%, 05/01/2043	3,656	3,224
3.00%, 06/01/2043	26	23
3.00%, 06/01/2043	183	162
3.00%, 06/01/2043	216	190
3.00%, 06/01/2043	1,255	1,107
3.00%, 06/01/2043	2,063	1,820
3.00%, 07/01/2043	25	22
3.00%, 07/01/2043	62	55
3.00%, 07/01/2043	214	189
3.00%, 07/01/2043	692	610
3.00%, 07/01/2043	3,210	2,831
3.00%, 08/01/2043	774	683
3.00%, 08/01/2043	2,054	1,812
3.00%, 10/01/2043	44	39
3.00%, 10/01/2043	5,804	5,170
3.00%, 02/01/2044	2,584	2,281
3.00%, 03/01/2044	292	258
3.00%, 04/01/2045	3,390	2,977
3.00%, 05/01/2046	2,496	2,183
3.00%, 09/01/2046	394	345
3.00%, 11/01/2046	866	757
3.00%, 11/01/2046	2,691	2,374
3.00%, 11/01/2046	3,025	2,634
3.00%, 01/01/2047	1,812	1,584
3.00%, 02/01/2047	400	353
3.00%, 03/01/2047	313	271
3.00%, 07/01/2049	705	610
3.00%, 07/01/2049	1,923	1,662
3.00%, 08/01/2049	10,831	9,420
3.00%, 11/01/2049	928	801
3.00%, 11/01/2049	4,783	4,130
3.00%, 12/01/2049	193	167
3.00%, 12/01/2049	654	565

The accompanying notes are an integral part of these financial statements.

65

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
3.00%, 12/01/2049	$3,372	$2,911
3.00%, 02/01/2050	3,932	3,395
3.00%, 02/01/2050	5,242	4,469
3.00%, 02/01/2050	14,300	12,397
3.00%, 03/01/2050	1,198	1,033
3.00%, 03/01/2050	2,055	1,775
3.00%, 05/01/2050	324	281
3.00%, 05/01/2050	1,555	1,344
3.00%, 06/01/2050	531	458
3.00%, 06/01/2050	1,907	1,644
3.00%, 07/01/2050	793	688
3.00%, 08/01/2050	2,038	1,747
3.00%, 08/01/2050	4,278	3,684
3.00%, 09/01/2050	1,691	1,466
3.00%, 09/01/2050	4,889	4,206
3.00%, 11/01/2050	354	306
3.00%, 02/01/2051	1,316	1,144
3.00%, 02/01/2051	5,210	4,466
3.00%, 04/01/2051	5,528	4,733
3.00%, 05/01/2051	3,571	3,040
3.00%, 06/01/2051	3,368	2,869
3.00%, 07/01/2051	1,214	1,042
3.00%, 07/01/2051	6,325	5,408
3.00%, 10/01/2051	2,002	1,706
3.00%, 11/01/2051	2,803	2,392
3.00%, 11/01/2051	3,093	2,693
3.00%, 12/01/2051	18,687	16,133
3.00%, 01/01/2052	8,819	7,518
3.00%, 02/01/2052	4,656	3,991
3.00%, 02/01/2052	9,024	7,787
3.00%, 03/01/2052	6,612	5,692
3.00%, 03/01/2052	10,770	9,233
3.00%, 04/01/2052	8,167	7,086
3.00%, 07/01/2060	7,430	6,173
3.00%, 12/01/2061	10,092	8,382
3.02%, 07/01/2029	7,955	7,365
3.07%, 02/01/2025	4,995	4,909
3.08%, 12/01/2024	1,684	1,661
3.08%, 01/01/2028	8,000	7,638
3.09%, 09/01/2029	7,484	6,910
3.10%, 01/01/2028	6,349	5,995
3.12%, 11/01/2026	880	844
3.12%, 06/01/2035	3,400	2,932
3.13%, 03/01/2027	6,474	6,185
3.14%, 12/01/2026	1,613	1,547
3.19%, 01/01/2033	3,313	3,083
3.19%, 03/01/2036	2,040	1,870
3.22%, 09/01/2032	6,000	5,294
3.25%, 09/01/2026	1,339	1,291
3.25%, 02/01/2027	5,142	4,930
3.34%, 02/01/2027	1,500	1,439
3.39%, 07/01/2034	8,500	7,537
3.45%, 04/01/2035	1,671	1,505
3.50%, 12/01/2029	818	787
3.50%, 05/01/2030	159	152
3.50%, 12/01/2030	529	511
3.50%, 07/01/2032	41	39
3.50%, 11/01/2032	294	281

The accompanying notes are an integral part of these financial statements.

66

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
3.50%, 12/01/2032	$112	$107
3.50%, 02/01/2033	146	141
3.50%, 02/01/2033	175	166
3.50%, 03/01/2033	959	918
3.50%, 04/01/2033	654	627
3.50%, 06/01/2033	76	72
3.50%, 10/01/2033	3,380	3,213
3.50%, 06/01/2040	693	638
3.50%, 12/01/2040	32	29
3.50%, 02/01/2041	2,819	2,592
3.50%, 11/01/2041	112	103
3.50%, 12/01/2041	96	88
3.50%, 12/01/2041	157	144
3.50%, 12/01/2041	183	168
3.50%, 02/01/2042	108	99
3.50%, 02/01/2042	146	134
3.50%, 04/01/2042	84	77
3.50%, 05/01/2042	2,278	2,088
3.50%, 06/01/2042	556	509
3.50%, 07/01/2042	451	414
3.50%, 07/01/2042	1,433	1,307
3.50%, 07/01/2042	7,764	7,133
3.50%, 08/01/2042	296	270
3.50%, 09/01/2042	237	215
3.50%, 09/01/2042	255	233
3.50%, 09/01/2042	293	268
3.50%, 09/01/2042	1,821	1,660
3.50%, 10/01/2042	117	107
3.50%, 10/01/2042	146	133
3.50%, 10/01/2042	257	234
3.50%, 10/01/2042	415	379
3.50%, 11/01/2042	1,122	1,022
3.50%, 11/01/2042	2,809	2,557
3.50%, 01/01/2043	265	242
3.50%, 01/01/2043	311	283
3.50%, 02/01/2043	17	16
3.50%, 02/01/2043	29	26
3.50%, 03/01/2043	202	185
3.50%, 03/01/2043	592	539
3.50%, 03/01/2043	1,399	1,273
3.50%, 04/01/2043	592	539
3.50%, 04/01/2043	1,542	1,401
3.50%, 05/01/2043	24	22
3.50%, 05/01/2043	174	159
3.50%, 05/01/2043	641	587
3.50%, 05/01/2043	662	606
3.50%, 07/01/2043	3,732	3,389
3.50%, 08/01/2043	12,036	11,073
3.50%, 04/01/2045	4,531	4,107
3.50%, 06/01/2045	606	549
3.50%, 06/01/2045	2,708	2,455
3.50%, 11/01/2045	1,101	996
3.50%, 12/01/2045	191	173
3.50%, 01/01/2046	3,262	2,955
3.50%, 04/01/2046	481	438
3.50%, 08/01/2046	1,617	1,464
3.50%, 09/01/2046	1,494	1,367
3.50%, 12/01/2046	1,453	1,315

The accompanying notes are an integral part of these financial statements.

67

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
3.50%, 12/01/2046	$3,040	$2,779
3.50%, 02/01/2047	2,134	1,935
3.50%, 06/01/2047	233	211
3.50%, 11/01/2047	2,330	2,108
3.50%, 12/01/2047	1,647	1,489
3.50%, 01/01/2048	1,928	1,735
3.50%, 04/01/2048	10,093	9,094
3.50%, 08/01/2048	5,683	5,127
3.50%, 08/01/2048	10,062	9,167
3.50%, 10/01/2048	2,030	1,834
3.50%, 03/01/2050	8,181	7,273
3.50%, 02/01/2052	8,428	7,499
3.50%, 03/01/2052	1,278	1,143
3.50%, 05/01/2052	5,253	4,678
3.50%, 06/01/2052	9,375	8,360
3.50%, 08/01/2052	8,873	7,976
3.50%, 01/01/2058	6,794	6,127
3.50%, 03/01/2060	5,921	5,197
3.50%, 02/01/2062	3,011	2,597
3.50%, 03/01/2062	9,147	7,960
3.50%, 12/01/2062	8,090	7,100
3.53%, 04/01/2033	12,230	11,104
3.54%, 06/01/2032	15,495	14,227
3.54%, 11/01/2032	10,031	9,161
3.55%, 02/01/2030	1,500	1,415
3.57%, 06/01/2028	8,238	7,834
3.64%, 01/01/2025	494	488
3.66%, 03/01/2027	2,167	2,096
3.77%, 12/01/2025	1,627	1,591
3.80%, 09/01/2032	9,609	8,958
3.81%, 12/01/2028	7,000	6,728
3.90%, 02/01/2033	12,350	11,529
4.00%, 06/01/2033	268	261
4.00%, 12/01/2033	21	20
4.00%, 05/01/2037	2,989	2,872
4.00%, 10/01/2037	591	567
4.00%, 11/01/2037	9,169	8,817
4.00%, 07/01/2040	1,629	1,538
4.00%, 08/01/2040	51	48
4.00%, 09/01/2040	410	387
4.00%, 12/01/2040	81	76
4.00%, 12/01/2040	350	330
4.00%, 01/01/2041	76	71
4.00%, 01/01/2041	170	161
4.00%, 01/01/2041	319	301
4.00%, 01/01/2041	350	331
4.00%, 01/01/2041	425	401
4.00%, 01/01/2041	580	548
4.00%, 01/01/2041	581	548
4.00%, 02/01/2041	20	19
4.00%, 02/01/2041	651	615
4.00%, 03/01/2041	2,454	2,316
4.00%, 09/01/2041	70	66
4.00%, 10/01/2041	337	317
4.00%, 10/01/2041	407	384
4.00%, 12/01/2041	522	492
4.00%, 12/01/2041	628	593
4.00%, 01/01/2042	957	902

The accompanying notes are an integral part of these financial statements.

68

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
4.00%, 03/01/2042	$23	$21
4.00%, 07/01/2042	149	140
4.00%, 07/01/2042	182	171
4.00%, 07/01/2042	185	173
4.00%, 07/01/2042	214	201
4.00%, 08/01/2042	2,044	1,930
4.00%, 12/01/2042	150	141
4.00%, 04/01/2043	3,049	2,886
4.00%, 07/01/2043	348	326
4.00%, 11/01/2043	931	873
4.00%, 12/01/2043	44	41
4.00%, 12/01/2043	579	542
4.00%, 07/01/2044	824	772
4.00%, 09/01/2044	339	318
4.00%, 12/01/2044	9,136	8,574
4.00%, 01/01/2045	2,307	2,160
4.00%, 07/01/2045	2,421	2,267
4.00%, 10/01/2045	242	227
4.00%, 12/01/2045	340	318
4.00%, 12/01/2045	1,283	1,201
4.00%, 01/01/2046	813	761
4.00%, 08/01/2046	1,184	1,108
4.00%, 03/01/2047	2,409	2,256
4.00%, 03/01/2047	2,441	2,272
4.00%, 06/01/2047	1,276	1,192
4.00%, 08/01/2047	2,573	2,412
4.00%, 11/01/2047	2,165	2,016
4.00%, 11/01/2047	7,020	6,575
4.00%, 01/01/2048	2,354	2,177
4.00%, 01/01/2048	3,840	3,582
4.00%, 03/01/2048	837	777
4.00%, 03/01/2048	4,974	4,659
4.00%, 06/01/2048	5,131	4,760
4.00%, 09/01/2048	281	261
4.00%, 10/01/2048	236	220
4.00%, 03/01/2049	2,973	2,762
4.00%, 05/01/2049	8,426	7,950
4.00%, 07/01/2049	407	375
4.00%, 07/01/2049	1,813	1,690
4.00%, 10/01/2049	2,370	2,221
4.00%, 01/01/2050	3,143	2,914
4.00%, 05/01/2050	2,344	2,170
4.00%, 07/01/2050	2,158	1,995
4.00%, 04/01/2052	5,587	5,120
4.00%, 04/01/2052	10,461	9,589
4.00%, 06/01/2052	4,862	4,518
4.00%, 06/01/2052	11,778	10,794
4.00%, 07/01/2052	11,272	10,334
4.00%, 07/01/2052	12,287	11,367
4.00%, 09/01/2052	18,331	16,793
4.00%, 12/01/2052	3,298	3,052
4.00%, 12/01/2052	20,212	18,503
4.00%, 09/01/2063	5,876	5,406
4.09%, 07/01/2030	11,800	11,371
4.18%, 11/01/2030	3,449	3,336
4.19%, 04/01/2033	1,565	1,497
4.19%, 04/01/2033	8,000	7,652
4.32%, 03/01/2030	12,400	12,127

The accompanying notes are an integral part of these financial statements.

69

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
4.32%, 06/01/2033	$4,991	$4,806
4.37%, 03/01/2033	3,147	3,058
4.48%, 12/01/2026 (5)	505	499
4.49% (ECOFC + 1.25%, 2.18% Floor, 12.66% Cap), 09/01/2027 (3)	1	1
4.50%, 08/01/2029	38	37
4.50%, 09/01/2029	42	42
4.50%, 01/01/2030	76	75
4.50%, 10/01/2033	1,435	1,389
4.50%, 11/01/2033	4	4
4.50%, 09/01/2034	8	7
4.50%, 04/01/2039	2,455	2,405
4.50%, 11/01/2039	7	7
4.50%, 08/01/2040	1,135	1,103
4.50%, 08/01/2040	1,145	1,113
4.50%, 12/01/2040	483	470
4.50%, 12/01/2040	1,691	1,642
4.50%, 03/01/2041	449	437
4.50%, 04/01/2041	253	246
4.50%, 05/01/2041	401	390
4.50%, 05/01/2041	2,696	2,619
4.50%, 07/01/2041	105	102
4.50%, 08/01/2041	801	778
4.50%, 01/01/2042	892	867
4.50%, 11/01/2042	2,381	2,312
4.50%, 02/01/2046	2,807	2,727
4.50%, 08/01/2047	291	280
4.50%, 05/01/2048	118	113
4.50%, 07/01/2048	1,569	1,501
4.50%, 07/01/2049	2,523	2,416
4.50%, 03/01/2050	8,050	7,713
4.50%, 10/01/2052	7,971	7,545
4.50%, 01/01/2053	2,308	2,177
4.50%, 06/01/2062	7,656	7,218
4.52%, 10/01/2033	5,005	4,893
4.55%, 09/01/2033	11,709	11,534
4.58% (ECOFC + 1.25%, 3.59% Floor, 13.18% Cap), 03/01/2029 (3)(10)	0	0
4.59%, 04/01/2033	12,165	11,916
4.77%, 08/01/2026	554	550
4.97%, 12/01/2030	8,196	8,252
4.97%, 12/01/2032	6,241	6,279
4.98%, 11/01/2032	7,522	7,603
5.00%, 08/01/2024 (10)	0	0
5.00%, 05/01/2028	4	4
5.00%, 04/01/2031	23	23
5.00%, 12/01/2032 (10)	0	0
5.00%, 06/01/2033	4	4
5.00%, 07/01/2033	6	6
5.00%, 07/01/2033	6	6
5.00%, 11/01/2033	2	2
5.00%, 11/01/2033	15	15
5.00%, 11/01/2033	1,113	1,098
5.00%, 04/01/2034	36	36
5.00%, 05/01/2034	15	14
5.00%, 12/01/2034	11	11
5.00%, 01/01/2035	7	6
5.00%, 02/01/2035	193	190
5.00%, 02/01/2035	1,003	990
5.00%, 06/01/2035	177	175

The accompanying notes are an integral part of these financial statements.

70

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
5.00%, 07/01/2035	$4	$4
5.00%, 07/01/2035	848	837
5.00%, 07/01/2035	989	976
5.00%, 09/01/2035	23	23
5.00%, 10/01/2035	88	87
5.00%, 11/01/2035	205	202
5.00%, 01/01/2036	17	17
5.00%, 02/01/2036	13	13
5.00%, 07/01/2037	251	247
5.00%, 01/01/2039	804	791
5.00%, 09/01/2039	47	47
5.00%, 04/01/2040	97	95
5.00%, 08/01/2040	91	90
5.00%, 05/01/2041	47	46
5.00%, 05/01/2042	739	731
5.00%, 09/01/2043	360	355
5.00%, 01/01/2048	400	394
5.00%, 05/01/2048	927	915
5.00%, 01/01/2049	3,330	3,284
5.00%, 06/01/2052	7,243	7,020
5.00%, 07/01/2052	452	437
5.00%, 08/01/2052	9,132	8,848
5.00%, 08/01/2052	9,792	9,476
5.00%, 10/01/2052	21,540	20,855
5.00%, 02/01/2053	7,219	6,984
5.00%, 03/01/2053	14,430	13,959
5.00%, 06/01/2053	15,452	14,938
5.00%, 03/01/2062	4,520	4,404
5.42% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.17%, 1.17% Floor, 10.97% Cap), 11/01/2037 (3)	30	30
5.43%, 10/01/2032	2,237	2,315
5.46% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.20%, 1.20% Floor, 10.19% Cap), 08/01/2034 (3)	11	11
5.50%, 07/01/2025 (10)	0	0
5.50%, 11/01/2032	26	26
5.50%, 02/01/2033	1	1
5.50%, 03/01/2033	27	27
5.50%, 04/01/2033	19	19
5.50%, 07/01/2033	4	4
5.50%, 09/01/2033	68	68
5.50%, 11/01/2033	1	1
5.50%, 12/01/2033	33	33
5.50%, 01/01/2034	4	4
5.50%, 03/01/2034	4	4
5.50%, 09/01/2034	7	7
5.50%, 10/01/2034	10	10
5.50%, 02/01/2035	22	22
5.50%, 12/01/2035	8	8
5.50%, 04/01/2036	24	24
5.50%, 05/01/2036	21	21
5.50%, 05/01/2036	32	32
5.50%, 11/01/2036	8	8
5.50%, 03/01/2037	157	157
5.50%, 04/01/2037	52	52
5.50%, 05/01/2037	52	52
5.50%, 01/01/2038	39	39
5.50%, 05/01/2038	9	9
5.50%, 06/01/2038	1	1

The accompanying notes are an integral part of these financial statements.

71

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
5.50%, 06/01/2038	$46	$46
5.50%, 06/01/2038	340	342
5.50%, 09/01/2038	291	292
5.50%, 06/01/2039	13	13
5.50%, 09/01/2039	18	18
5.50%, 12/01/2039	26	26
5.50%, 01/01/2040	213	214
5.50%, 11/01/2052	6,770	6,698
5.50%, 02/01/2053	7,255	7,161
5.50%, 03/01/2053	8,000	7,914
5.50%, 03/01/2053	29,100	28,729
5.50%, 04/01/2053	1,978	1,952
5.72% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.47%, 1.47% Floor, 9.92% Cap), 10/01/2034 (3)	4	4
5.73% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.48%, 1.48% Floor, 10.35% Cap), 11/01/2033 (3)	21	21
5.74% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.41%, 1.41% Floor, 9.28% Cap), 09/01/2033 (3)	20	20
5.82% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 11.27% Cap), 09/01/2036 (3)	5	5
5.86% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.95% Cap), 08/01/2034 (3)	5	5
5.90% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.65%, 1.65% Floor, 10.98% Cap), 09/01/2034 (3)	1	1
5.90% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.53%, 1.53% Floor, 10.11% Cap), 01/01/2035 (3)	3	4
5.92% (30-day Average SOFR + 0.59%, 0.48% Floor, 98.56% Cap), 09/01/2024 (3)	3,135	3,121
5.93% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.19% Cap), 01/01/2034 (3)	1	1
5.98% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.73%, 1.73% Floor, 11.22% Cap), 09/01/2036 (3)	17	18
5.99% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.74%, 1.74% Floor, 10.89% Cap), 09/01/2035 (3)	3	3
5.99% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.74%, 1.74% Floor, 9.99% Cap), 11/01/2034 (3)	2	2
6.00%, 07/01/2026	4	4
6.00%, 07/01/2027	6	6
6.00%, 11/01/2027	4	4
6.00%, 12/01/2027	11	11
6.00%, 01/01/2028	20	20
6.00%, 10/01/2028	13	13
6.00%, 12/01/2028	1	1
6.00%, 01/01/2029	1	1
6.00%, 09/01/2029	9	9
6.00%, 12/01/2032	7	7
6.00%, 12/01/2032	49	51
6.00%, 03/01/2033 (10)	0	0
6.00%, 03/01/2033	1	1
6.00%, 03/01/2033	2	2
6.00%, 03/01/2033	3	3
6.00%, 05/01/2033	7	7
6.00%, 08/01/2033	2	2
6.00%, 09/01/2033	5	5
6.00%, 09/01/2033	6	6
6.00%, 11/01/2034	2	2
6.00%, 04/01/2035	34	35
6.00%, 02/01/2036	1	1
6.00%, 09/01/2036	113	116

The accompanying notes are an integral part of these financial statements.

72

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
6.00%, 11/01/2036	$14	$14
6.00%, 03/01/2037	21	21
6.00%, 09/01/2037	33	33
6.00%, 04/01/2038	9	9
6.00%, 05/01/2038	85	87
6.00%, 11/01/2038	29	30
6.00%, 12/01/2039	443	453
6.00%, 10/01/2040	572	585
6.00%, 07/01/2041	1,526	1,561
6.00%, 11/01/2048	20	20
6.00%, 02/01/2053	7,182	7,210
6.00%, 07/01/2053	5,898	6,039
6.00%, 09/01/2053	12,396	12,434
6.00%, 10/01/2053	3,308	3,348
6.00%, 10/01/2053	5,327	5,380
6.00%, 01/01/2054	1,819	1,828
6.01% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.76%, 1.76% Floor, 11.26% Cap), 09/01/2037 (3)	3	3
6.02% (1 Year CMT Index + 2.02%, 2.06% Floor, 10.64% Cap), 11/01/2037 (3)	17	17
6.02% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.77%, 1.77% Floor, 11.22% Cap), 07/01/2036 (3)	13	13
6.02% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.77%, 1.77% Floor, 10.84% Cap), 08/01/2036 (3)	33	33
6.02% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.72%, 1.72% Floor, 10.64% Cap), 01/01/2037 (3)	8	8
6.03% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.78%, 1.78% Floor, 10.37% Cap), 07/01/2037 (3)	15	15
6.04% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.79%, 1.79% Floor, 10.77% Cap), 12/01/2036 (3)	23	23
6.06% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.81%, 1.81% Floor, 9.13% Cap), 09/01/2033 (3)	4	4
6.07% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.82%, 1.82% Floor, 11.20% Cap), 09/01/2036 (3)	11	11
6.09% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.84%, 1.84% Floor, 11.00% Cap), 06/01/2036 (3)	27	27
6.10% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 10.35% Cap), 09/01/2036 (3)	18	19
6.12% (1 Year CMT Index + 2.00%, 2.00% Floor, 8.97% Cap), 11/01/2034 (3)	2	2
6.13% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.88%, 1.88% Floor, 11.50% Cap), 08/01/2036 (3)	10	10
6.16% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.91%, 1.91% Floor, 12.16% Cap), 09/01/2037 (3)	4	4
6.17% (1 Year CMT Index + 2.05%, 2.05% Floor, 9.42% Cap), 07/01/2034 (3)(10)	0	0
6.18% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.93%, 1.93% Floor, 11.27% Cap), 10/01/2036 (3)	13	13
6.20% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.95%, 1.95% Floor, 12.32% Cap), 11/01/2036 (3)(10)	0	0
6.25% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.03%, 2.03% Floor, 11.11% Cap), 02/01/2037 (3)	9	9
6.27% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.80%, 1.80% Floor, 11.35% Cap), 07/01/2037 (3)	20	20
6.29% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.79%, 1.79% Floor, 10.41% Cap), 01/01/2038 (3)	2	2
6.32% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.51% Cap), 12/01/2037 (3)	36	37
6.32% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.62%, 1.62% Floor, 10.80% Cap), 04/01/2037 (3)	7	7
6.33% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.08%, 2.08% Floor, 10.76% Cap), 10/01/2036 (3)	17	17
6.33% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.08%, 2.08% Floor, 10.83% Cap), 10/01/2036 (3)	37	38

The accompanying notes are an integral part of these financial statements.

73

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
6.35% (1 Year CMT Index + 2.32%, 2.32% Floor, 11.07% Cap), 09/01/2037 (3)	$7	$7
6.36% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.73% Cap), 03/01/2035 (3)	6	6
6.43% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.30% Cap), 08/01/2033 (3)	11	11
6.44% (1 Year CMT Index + 2.12%, 2.12% Floor, 12.33% Cap), 07/01/2035 (3)(10)	0	0
6.45% (1 Year CMT Index + 2.38%, 2.38% Floor, 10.22% Cap), 10/01/2034 (3)	10	10
6.46% (1 Year CMT Index + 2.47%, 2.47% Floor, 10.35% Cap), 10/01/2035 (3)	24	24
6.50%, 04/01/2025 (10)	0	0
6.50%, 08/01/2026	7	7
6.50%, 03/01/2029	4	4
6.50%, 11/01/2029	105	107
6.50%, 08/01/2031	6	6
6.50%, 02/01/2032	18	18
6.50%, 01/01/2036	75	77
6.50%, 07/01/2036	3	3
6.50%, 08/01/2036	57	59
6.50%, 10/01/2036	14	14
6.50%, 01/01/2037	29	29
6.50%, 08/01/2037	11	11
6.50%, 08/01/2037	18	18
6.50%, 10/01/2037	25	26
6.50%, 10/01/2038	30	31
6.50%, 10/01/2038	116	118
6.52% (1 Year CMT Index + 2.22%, 2.22% Floor, 9.64% Cap), 01/01/2036 (3)	9	9
6.62% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.37%, 2.37% Floor, 11.22% Cap), 08/01/2037 (3)	31	31
6.80% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.17%, 1.17% Floor, 12.80% Cap), 09/01/2036 (3)	35	35
6.87% (1 Year CMT Index + 2.27%, 2.27% Floor, 9.75% Cap), 04/01/2035 (3)	10	10
6.97% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.50%, 2.50% Floor, 11.17% Cap), 03/01/2036 (3)	69	71
7.00%, 09/01/2027 (10)	0	0
7.00%, 01/01/2029 (10)	0	0
7.00%, 02/01/2033	1	1
7.00%, 06/01/2033	27	28
7.00%, 02/01/2036	6	6
7.00%, 03/01/2036	1	1
7.00%, 03/01/2037	3	3
7.00%, 04/01/2037	2	2
7.00%, 09/01/2037	20	21
7.00%, 09/01/2038	29	30
7.00%, 10/01/2038	31	32
7.00%, 11/01/2038	24	26
7.00%, 12/01/2038	80	83
7.00%, 01/01/2039	109	113
7.00% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.86%, 1.86% Floor, 10.33% Cap), 06/01/2036 (3)	7	8
7.04% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.29%, 1.29% Floor, 9.96% Cap), 05/01/2035 (3)	4	4
7.07% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.31%, 1.32% Floor, 12.18% Cap), 07/01/2037 (3)	16	16
7.08% (12 Month U.S. Treasury Average + 1.91%, 1.91% Floor, 8.50% Cap), 01/01/2036 (3)	33	34
7.11% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 10.85% Cap), 05/01/2035 (3)	3	3
7.12% (1 Year CMT Index + 2.12%, 2.12% Floor, 10.24% Cap), 08/01/2036 (3)	2	2
7.13% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.76%, 1.76% Floor, 11.19% Cap), 05/01/2036 (3)	1	1
7.18% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.51%, 1.51% Floor, 12.78% Cap), 02/01/2037 (3)	19	19

The accompanying notes are an integral part of these financial statements.

74

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
7.20% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.51%, 1.51% Floor, 10.89% Cap), 01/01/2035 (3)	$47	$47
7.20% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.55%, 1.55% Floor, 10.97% Cap), 02/01/2035 (3)	2	2
7.25% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.43%, 1.43% Floor, 12.56% Cap), 01/01/2037 (3)	15	15
7.25% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.50%, 2.50% Floor, 10.63% Cap), 02/01/2036 (3)	3	3
7.30% (1 Year CMT Index + 2.30%, 2.30% Floor, 9.19% Cap), 06/01/2034 (3)	15	15
7.50%, 10/01/2024 (10)	0	0
7.50%, 01/01/2035	10	11
7.50%, 03/01/2035	13	13
7.50%, 05/01/2037	8	8
7.50%, 10/01/2037	58	60
7.50%, 11/01/2037	18	19
7.50%, 11/01/2038	14	15
7.50%, 04/01/2039	72	76
8.00%, 03/01/2027	2	2
8.00%, 06/01/2027	2	2
8.00%, 06/01/2028 (10)	0	0
8.00%, 11/01/2028	6	6
8.00%, 11/01/2037	8	8
8.00%, 01/01/2038	1	1
8.50%, 07/01/2024 (10)	0	0
8.50%, 05/01/2025 (10)	0	0
Fannie Mae REMIC Trust 2003-W1
4.76%, 12/25/2042, Series 2003-W1, Class 1A1 (5)	53	52
5.27%, 12/25/2042, Series 2003-W1, Class 2A (5)	15	15
Fannie Mae REMIC Trust 2003-W4
5.35%, 10/25/2042, Series 2003-W4, Class 2A (5)	7	7
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034, Series 2004-W10, Class A6	193	195
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044, Series 2004-W11, Class 1A1	44	45
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044, Series 2005-W1, Class 1A2	75	76
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046, Series 2006-W3, Class 2A	43	44
Fannie Mae REMIC Trust 2007-W1
6.25%, 08/25/2047, Series 2007-W10, Class 2A (5)	5	5
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037, Series 2007-W3, Class 1A3	13	13
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037, Series 2007-W5, Class PO	11	8
Fannie Mae REMIC Trust 2007-W7
6.48% (1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037, Series 2007-W7, Class 1A4 (3)(4)	7	9
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049, Series 2009-W1, Class A	141	144
Fannie Mae REMICS
0.00%, 01/25/2032, Series 2001-81, Class LO (10)	0	0
0.00%, 04/25/2032, Series 2002-21, Class LO (10)	1	0
0.00%, 12/25/2032, Series 2004-59, Class BG	4	3
0.00%, 05/25/2033, Series 2003-35, Class EA	3	2
0.00%, 08/25/2033, Series 2003-132, Class OA (10)	0	0
0.00%, 12/25/2033, Series 2006-44, Class P	35	30
0.00%, 03/25/2034, Series 2004-46, Class EP	14	13
0.00% (30-day Average SOFR + 24.93%, 25.50% Cap), 06/25/2035, Series 2005-59, Class SU (3)(4)	12	11
0.00%, 09/25/2035, Series 2005-90, Class PO	1	1

The accompanying notes are an integral part of these financial statements.

75

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
0.00%, 10/25/2035, Series 2010-39, Class OT	$9	$7
0.00%, 03/25/2036, Series 2006-16, Class OA	6	5
0.00%, 03/25/2036, Series 2006-8, Class WQ	75	60
0.00%, 04/25/2036, Series 2006-23, Class KO	6	5
0.00%, 04/25/2036, Series 2006-27, Class OH	11	9
0.00%, 04/25/2036, Series 2006-22, Class AO	22	19
0.00%, 06/25/2036, Series 2006-43, Class PO	6	5
0.00%, 06/25/2036, Series 2006-44, Class GO	13	11
0.00%, 06/25/2036, Series 2006-43, Class DO	20	17
0.00%, 06/25/2036, Series 2006-50, Class JO	43	35
0.00%, 06/25/2036, Series 2006-50, Class PS	53	46
0.00%, 07/25/2036, Series 2006-58, Class AP	4	3
0.00%, 07/25/2036, Series 2006-58, Class PO	8	6
0.00%, 07/25/2036, Series 2006-65, Class QO	14	12
0.00%, 08/25/2036, Series 2006-72, Class TO	4	4
0.00%, 08/25/2036, Series 2006-79, Class DO	11	9
0.00%, 08/25/2036, Series 2006-79, Class OP	15	12
0.00%, 08/25/2036, Series 2006-72, Class GO	24	21
0.00%, 09/25/2036, Series 2008-42, Class AO	6	5
0.00%, 09/25/2036, Series 2006-90, Class AO	9	8
0.00%, 09/25/2036, Series 2006-86, Class OB	14	12
0.00%, 11/25/2036, Series 2006-109, Class PO	5	4
0.00%, 11/25/2036, Series 2006-111, Class EO	12	10
0.00%, 11/25/2036, Series 2006-110, Class PO	21	18
0.00%, 12/25/2036, Series 2006-119, Class PO	7	6
0.00%, 12/25/2036, Series 2006-115, Class OK	12	10
0.00%, 01/25/2037, Series 2006-128, Class PO	13	11
0.00%, 01/25/2037, Series 2009-70, Class CO	38	31
0.00%, 03/25/2037, Series 2007-14, Class OP	11	10
0.00%, 04/25/2037, Series 2007-28, Class EO	31	26
0.00%, 05/25/2037, Series 2007-42, Class AO	2	1
0.00%, 07/25/2037, Series 2007-67, Class PO	24	21
0.00%, 10/25/2037, Series 2009-86, Class OT	220	180
0.00%, 05/25/2038, Series 2008-44, Class PO	1	1
0.00%, 01/25/2040, Series 2009-113, Class AO	18	15
0.00% (30-day Average SOFR + 17.29%, 17.67% Cap), 04/25/2040, Series 2010-35, Class SJ (3)(4)	50	47
0.00%, 06/25/2040, Series 2010-63, Class AP	29	25
0.00% (30-day Average SOFR + 4.33%, 4.44% Cap), 11/25/2040, Series 2010-125, Class SA (3)(4)	140	4
0.00%, 09/25/2043, Series 2013-92, Class PO	473	352
0.00%, 10/25/2043, Series 2013-101, Class DO	376	278
0.00%, 12/25/2043, Series 2013-128, Class PO	828	618
0.15% (30-day Average SOFR + 13.46%, 13.75% Cap), 07/25/2033, Series 2003-64, Class SX (3)(4)	9	8
0.21% (30-day Average SOFR + 7.31%, 7.47% Cap), 08/25/2033, Series 2003-71, Class DS (3)(4)	43	39
0.33% (30-day Average SOFR + 5.67%, 5.78% Cap), 06/25/2037, Series 2007-92, Class YS (3)(4)	15	1
0.36% (30-day Average SOFR + 9.96%, 10.17% Cap), 08/25/2033, Series 2003-74, Class SH (3)(4)	6	6
0.40% (30-day Average SOFR + 5.74%, 5.85% Cap), 09/25/2038, Series 2008-81, Class SB (3)(4)	70	3
0.40% (30-day Average SOFR + 5.74%, 5.85% Cap), 09/25/2038, Series 2008-80, Class SA (3)(4)	59	4
0.45% (30-day Average SOFR + 5.79%, 5.90% Cap), 10/25/2039, Series 2009-84, Class WS (3)(4)	19	1
0.46% (30-day Average SOFR + 5.80%, 5.91% Cap), 02/25/2038, Series 2008-1, Class BI (3)(4)	68	5
0.55% (30-day Average SOFR + 5.89%, 6.00% Cap), 02/25/2038, Series 2008-4, Class SD (3)(4)	191	13
0.56%, 04/25/2041, Series 2011-30, Class LS (5)	192	9
0.60% (30-day Average SOFR + 5.94%, 6.05% Cap), 04/25/2050, Series 2020-24, Class SP (3)(4)	4,156	433
0.61% (30-day Average SOFR + 5.95%, 5.95% Cap), 08/25/2052, Series 2022-51, Class PS (3)(4)	9,899	819
0.63% (30-day Average SOFR + 5.97%, 6.08% Cap), 03/25/2037, Series 2007-22, Class SC (3)(4)(10)	2	0
0.65% (30-day Average SOFR + 5.99%, 6.10% Cap), 04/25/2037, Series 2007-35, Class SI (3)(4)	29	1
0.65% (30-day Average SOFR + 5.99%, 6.10% Cap), 06/25/2037, Series 2007-54, Class WI (3)(4)	17	1
0.65% (30-day Average SOFR + 5.99%, 6.10% Cap), 06/25/2037, Series 2007-53, Class SH (3)(4)	62	4
0.65% (30-day Average SOFR + 5.99%, 6.10% Cap), 11/25/2049, Series 2010-103, Class SB (3)(4)	38	3

The accompanying notes are an integral part of these financial statements.

76

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
0.73% (30-day Average SOFR + 6.07%, 6.18% Cap), 12/25/2039, Series 2009-99, Class SC (3)(4)	$23	$1
0.75% (30-day Average SOFR + 6.09%, 6.20% Cap), 03/25/2038, Series 2008-16, Class IS (3)(4)	22	1
0.78% (30-day Average SOFR + 6.12%, 6.23% Cap), 03/25/2038, Series 2008-10, Class XI (3)(4)	27	2
0.80% (30-day Average SOFR + 6.14%, 6.25% Cap), 01/25/2040, Series 2009-112, Class ST (3)(4)	54	4
0.91% (30-day Average SOFR + 6.25%, 6.36% Cap), 12/25/2037, Series 2007-108, Class SA (3)(4)(10)	3	0
0.95% (30-day Average SOFR + 6.29%, 6.40% Cap), 07/25/2037, Series 2007-72, Class EK (3)(4)	166	14
0.95% (30-day Average SOFR + 6.29%, 6.40% Cap), 12/25/2037, Series 2007-109, Class AI (3)(4)	78	5
0.95% (30-day Average SOFR + 6.29%, 6.40% Cap), 05/25/2040, Series 2010-42, Class S (3)(4)	23	2
0.97% (30-day Average SOFR + 6.31%, 6.42% Cap), 04/25/2040, Series 2010-35, Class SB (3)(4)	39	2
0.99% (30-day Average SOFR + 6.33%, 6.44% Cap), 03/25/2037, Series 2007-14, Class ES (3)(4)	88	7
1.00% (30-day Average SOFR + 6.34%, 6.45% Cap), 10/25/2037, Series 2007-100, Class SM (3)(4)	60	5
1.00% (30-day Average SOFR + 6.34%, 6.45% Cap), 12/25/2037, Series 2007-112, Class SA (3)(4)	88	9
1.01% (30-day Average SOFR + 6.35%, 6.46% Cap), 10/25/2037, Series 2007-91, Class ES (3)(4)	93	8
1.05% (30-day Average SOFR + 6.39%, 6.50% Cap), 08/25/2036, Series 2007-7, Class SG (3)(4)	93	10
1.07% (30-day Average SOFR + 6.41%, 6.52% Cap), 07/25/2036, Series 2006-58, Class IG (3)(4)	15	1
1.08% (30-day Average SOFR + 6.42%, 6.53% Cap), 01/25/2041, Series 2010-147, Class SA (3)(4)	283	35
1.09% (30-day Average SOFR + 6.43%, 6.54% Cap), 09/25/2037, Series 2007-88, Class VI (3)(4)	87	7
1.10% (30-day Average SOFR + 6.44%, 6.55% Cap), 02/25/2039, Series 2009-6, Class GS (3)(4)	43	4
1.13% (30-day Average SOFR + 6.47%, 6.58% Cap), 06/25/2036, Series 2006-53, Class US (3)(4)	52	4
1.17% (30-day Average SOFR + 6.51%, 6.62% Cap), 07/25/2037, Series 2007-65, Class KI (3)(4)	55	5
1.20% (30-day Average SOFR + 6.54%, 6.65% Cap), 12/25/2036, Series 2006-117, Class GS (3)(4)	53	3
1.20% (30-day Average SOFR + 6.54%, 6.65% Cap), 03/25/2039, Series 2009-17, Class QS (3)(4)	14	1
1.25% (30-day Average SOFR + 6.59%, 6.70% Cap), 03/25/2036, Series 2006-8, Class WN (3)(4)	277	24
1.26% (30-day Average SOFR + 6.60%, 6.71% Cap), 07/25/2035, Series 2005-56, Class S (3)(4)	24	2
1.40% (30-day Average SOFR + 6.74%, 6.85% Cap), 04/25/2038, Series 2008-32, Class SA (3)(4)	13	1
1.45% (30-day Average SOFR + 6.79%, 6.90% Cap), 04/25/2038, Series 2008-27, Class SN (3)(4)	27	3
1.49%, 01/25/2038, Series 2007-116, Class HI (5)	129	6
1.51% (30-day Average SOFR + 16.19%, 16.50% Cap), 05/25/2034, Series 2004-46, Class SK (3)(4)	3	3
1.54% (30-day Average SOFR + 6.88%, 6.99% Cap), 03/25/2038, Series 2008-20, Class SA (3)(4)	31	3
1.60% (30-day Average SOFR + 7.99%, 1.60% Cap), 03/25/2032, Series 2002-13, Class SJ (3)(4)(10)	12	0
1.70% (30-day Average SOFR + 7.04%, 7.15% Cap), 07/25/2037, Series 2007-60, Class AX (3)(4)	248	30
1.75% (30-day Average SOFR + 7.09%, 7.20% Cap), 07/25/2038, Series 2008-53, Class CI (3)(4)	17	2
1.76% (30-day Average SOFR + 12.43%, 12.66% Cap), 03/25/2040, Series 2010-49, Class SC (3)(4)	81	73
1.80% (30-day Average SOFR + 17.81%, 18.15% Cap), 08/25/2033, Series 2005-56, Class TP (3)(4)	3	3
2.00%, 06/25/2041, Series 2021-31, Class AB	2,969	2,614
2.00%, 12/25/2043, Series 2020-35, Class MA	1,483	1,356
2.00%, 06/25/2046, Series 2020-51, Class BA	3,833	3,285
2.15% (30-day Average SOFR + 7.49%, 7.60% Cap), 07/25/2028, Series 2008-55, Class S (3)(4)	44	2
2.15% (30-day Average SOFR + 7.49%, 7.60% Cap), 11/25/2033, Series 2003-116, Class SB (3)(4)	38	3
2.20% (30-day Average SOFR + 23.54%, 24.00% Cap), 05/25/2034, Series 2004-46, Class QB (3)(4)	8	8
2.37%, 06/25/2038, Series 2008-46, Class HI (5)	24	1
2.40% (30-day Average SOFR + 23.74%, 24.20% Cap), 09/25/2035, Series 2005-75, Class SV (3)(4)	2	2
2.50%, 11/25/2042, Series 2012-128, Class MP	1,039	912
2.53% (30-day Average SOFR + 15.86%, 16.15% Cap), 09/25/2037, Series 2007-85, Class SL (3)(4)	5	5
2.88% (30-day Average SOFR + 16.21%, 16.50% Cap), 07/25/2037, Series 2007-62, Class SE (3)(4)	12	12
3.00%, 12/25/2028, Series 2013-118, Class YL	1,232	1,192
3.00%, 10/25/2033, Series 2013-100, Class WB	630	594
3.00%, 02/25/2043, Series 2013-81, Class TA	299	287
3.00%, 01/25/2046, Series 2016-38, Class NA	904	818
3.00%, 02/25/2047, Series 2017-51, Class CP	931	840
3.08% (30-day Average SOFR + 16.41%, 16.70% Cap), 08/25/2035, Series 2005-73, Class PS (3)(4)	12	12
3.10% (30-day Average SOFR + 13.77%, 14.00% Cap), 03/25/2038, Series 2008-18, Class SP (3)(4)	13	12
3.25% (30-day Average SOFR + 16.59%, 16.88% Cap), 08/25/2035, Series 2005-72, Class SB (3)(4)	7	7
3.25% (30-day Average SOFR + 16.59%, 16.88% Cap), 10/25/2035, Series 2005-90, Class ES (3)(4)	12	12
3.34% (30-day Average SOFR + 14.01%, 14.24% Cap), 07/25/2034, Series 2004-51, Class SY (3)(4)	5	5
3.35% (30-day Average SOFR + 11.35%, 11.52% Cap), 01/25/2034, Series 2003-130, Class SX (3)(4)	1	1
3.38% (30-day Average SOFR + 16.71%, 17.00% Cap), 05/25/2035, Series 2005-42, Class PS (3)(4)	1	1
3.42% (30-day Average SOFR + 12.31%, 12.50% Cap), 09/25/2033, Series 2003-91, Class SD (3)(4)	5	5

The accompanying notes are an integral part of these financial statements.

77

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
3.50%, 04/25/2031, Series 2011-31, Class DB	$277	$267
3.50%, 09/25/2033, Series 2013-90, Class DL	1,356	1,296
3.50%, 03/25/2042, Series 2013-136, Class QB	523	480
3.50%, 02/25/2043, Series 2013-4, Class AJ	121	111
3.50%, 11/25/2057, Series 2019-7, Class CA	2,824	2,644
3.65% (30-day Average SOFR + 8.99%, 9.10% Cap), 07/25/2030, Series 2000-20, Class SA (3)(4)(10)	0	0
3.75% (30-day Average SOFR + 17.09%, 17.38% Cap), 07/25/2035, Series 2005-66, Class SG (3)(4)	12	12
4.00%, 04/25/2033, Series 2003-22, Class UD	77	74
4.00%, 05/25/2033, Series 2003-42, Class GB	6	6
4.00%, 04/25/2041, Series 2014-21, Class KW	682	674
4.03% (30-day Average SOFR + 23.60%, 24.02% Cap), 08/25/2037, Series 2007-79, Class SB (3)(4)	19	22
4.22% (30-day Average SOFR + 23.78%, 24.20% Cap), 06/25/2036, Series 2006-46, Class SW (3)(4)	2	2
4.35% (30-day Average SOFR + 20.36%, 20.70% Cap), 04/25/2038, Series 2008-28, Class QS (3)(4)	11	12
4.40% (30-day Average SOFR + 25.74%, 26.20% Cap), 10/25/2036, Series 2006-95, Class SG (3)(4)	8	9
4.49% (30-day Average SOFR + 14.27%, 14.48% Cap), 12/25/2032, Series 2002-77, Class S (3)(4)	3	3
4.50%, 10/25/2036, Series 2009-19, Class PW	66	65
4.50%, 02/25/2039, Series 2009-4, Class BD	1	1
4.50%, 04/25/2042, Series 2014-11, Class VB	1,500	1,453
4.50% (30-day Average SOFR + 22.28%, 22.67% Cap), 04/25/2037, Series 2007-29, Class SG (3)(4)	18	19
4.54% (30-day Average SOFR + 19.21%, 19.53% Cap), 04/25/2034, Series 2004-25, Class SA (3)(4)	12	13
4.54% (30-day Average SOFR + 19.21%, 19.53% Cap), 05/25/2034, Series 2004-36, Class SA (3)(4)	33	35
4.54% (30-day Average SOFR + 0.36%, 0.25% Floor), 06/27/2036, Series 2007-101, Class A2 (3)	178	178
4.58% (30-day Average SOFR + 24.15%, 24.57% Cap), 11/25/2035, Series 2005-106, Class US (3)(4)	41	43
4.58% (30-day Average SOFR + 24.15%, 24.57% Cap), 03/25/2036, Series 2006-11, Class PS (3)(4)	8	9
4.60% (30-day Average SOFR + 15.27%, 15.50% Cap), 11/25/2031, Series 2004-74, Class SW (3)(4)	6	6
4.76% (30-day Average SOFR + 26.10%, 26.56% Cap), 12/25/2036, Series 2006-115, Class ES (3)(4)	1	1
4.77% (30-day Average SOFR + 24.33%, 24.75% Cap), 05/25/2035, Series 2005-74, Class CP (3)(4)	2	2
4.77% (30-day Average SOFR + 17.20%, 17.47% Cap), 12/25/2031, Series 2001-72, Class SX (3)(4)(10)	0	0
5.00%, 11/25/2024, Series 2004-81, Class JG (10)	0	0
5.00%, 03/25/2029, Series 2009-11, Class NB	10	10
5.00%, 11/25/2032, Series 2002-71, Class AP	3	3
5.00%, 03/25/2033, Series 2003-14, Class TI (10)	4	0
5.00%, 03/25/2037, Series 2009-63, Class P	1	1
5.00%, 07/25/2038, Series 2008-56, Class AC	14	14
5.00%, 07/25/2038, Series 2008-60, Class JC	20	20
5.00%, 07/25/2039, Series 2009-52, Class PI	31	5
5.00%, 08/25/2039, Series 2009-59, Class HB	125	124
5.00%, 09/25/2039, Series 2009-65, Class MT	32	32
5.00%, 06/25/2040, Series 2010-64, Class DM	142	141
5.00%, 07/25/2040, Series 2010-80, Class AZ	2,347	2,199
5.00%, 09/25/2040, Series 2010-102, Class PN	99	98
5.03% (30-day Average SOFR + 19.71%, 20.02% Cap), 05/25/2035, Series 2005-74, Class CS (3)(4)	7	7
5.14% (30-day Average SOFR + 19.82%, 20.13% Cap), 05/25/2035, Series 2005-74, Class SK (3)(4)	5	5
5.43% (30-day Average SOFR + 24.10%, 24.50% Cap), 09/25/2031, Series 2001-60, Class QS (3)(4)	7	7
5.50% (30-day Average SOFR + 0.17%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A1 (3)	24	23
5.50% (30-day Average SOFR + 0.17%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A2 (3)	107	105
5.50%, 08/25/2025, Series 2005-67, Class EY	7	7
5.50%, 01/25/2026, Series 2005-121, Class DX	2	2
5.50%, 04/18/2029, Series 1999-18, Class Z	1	1
5.50%, 12/25/2032, Series 2002-78, Class Z	44	45
5.50%, 08/25/2033, Series 2003-72, Class IE	86	12
5.50%, 08/25/2033, Series 2003-73, Class HC	35	36
5.50%, 10/25/2033, Series 2003-105, Class AZ	274	278
5.50%, 04/25/2034, Series 2004-17, Class H	88	90
5.50%, 07/25/2034, Series 2004-50, Class VZ	162	165
5.50%, 08/25/2035, Series 2005-68, Class PG	31	31
5.50%, 08/25/2035, Series 2005-73, Class ZB	303	309
5.50%, 12/25/2035, Series 2005-110, Class GL	194	198

The accompanying notes are an integral part of these financial statements.

78

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
5.50%, 03/25/2036, Series 2006-16, Class HZ	$17	$17
5.50%, 03/25/2036, Series 2006-12, Class BZ	79	80
5.50%, 03/25/2036, Series 2006-8, Class JZ	95	97
5.50%, 01/25/2037, Series 2006-128, Class BP	3	3
5.50%, 07/25/2037, Series 2007-70, Class Z	61	62
5.50%, 08/25/2037, Series 2007-76, Class AZ	17	17
5.50%, 07/25/2038, Series 2011-47, Class ZA	70	70
5.50%, 10/25/2039, Series 2009-86, Class IP	77	14
5.50%, 06/25/2040, Series 2010-58, Class MB	302	304
5.50%, 07/25/2040, Series 2010-71, Class HJ	115	117
5.50%, 10/25/2040, Series 2010-111, Class AM	383	391
5.50%, 07/25/2051, Series 2011-58, Class WA (5)	18	18
5.63% (30-day Average SOFR + 29.63%, 30.15% Cap), 05/25/2036, Series 2006-33, Class LS (3)(4)	7	8
5.70% (30-day Average SOFR + 0.36%, 0.25% Floor, 7.00% Cap), 04/25/2036, Series 2006-23, Class FK (3)	46	45
5.70% (30-day Average SOFR + 0.36%, 0.25% Floor, 6.50% Cap), 02/25/2037, Series 2007-10, Class FD (3)	18	18
5.74% (30-day Average SOFR + 0.40%, 0.29% Floor, 7.50% Cap), 07/25/2036, Series 2006-56, Class FC (3)	110	110
5.75% (30-day Average SOFR + 0.41%, 0.30% Floor, 6.75% Cap), 05/25/2037, Series 2007-43, Class FL (3)	18	17
5.75%, 06/25/2033, Series 2003-47, Class PE	27	28
5.75%, 07/25/2035, Series 2005-66, Class ZH	799	814
5.75%, 10/25/2035, Series 2005-84, Class XM	21	22
5.80% (30-day Average SOFR + 0.46%, 0.35% Floor, 6.75% Cap), 04/25/2035, Series 2005-25, Class PF (3)	40	39
5.80% (30-day Average SOFR + 0.46%, 0.35% Floor, 7.50% Cap), 08/25/2036, Series 2006-79, Class DF (3)	45	44
5.82% (30-day Average SOFR + 0.48%, 0.37% Floor, 7.50% Cap), 07/25/2037, Series 2007-64, Class FB (3)	29	29
5.83%, 02/25/2051, Series 2011-2, Class WA (5)	31	31
5.85% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.50% Cap), 03/25/2034, Series 2004-28, Class PF (3)	13	13
5.85% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.50% Cap), 05/25/2034, Series 2004-36, Class FA (3)	77	76
5.85% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 06/25/2036, Series 2006-46, Class FW (3)	13	13
5.85% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 06/25/2037, Series 2007-54, Class FA (3)	87	86
5.90% (30-day Average SOFR + 0.56%, 6.50% Cap), 06/25/2037, Series 2007-98, Class FB (3)	10	10
5.90% (30-day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 09/25/2042, Series 2012-99, Class FA (3)	131	129
5.91% (30-day Average SOFR + 0.57%, 0.46% Floor, 7.00% Cap), 07/25/2036, Series 2006-58, Class FL (3)	12	12
5.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 03/25/2037, Series 2007-77, Class FG (3)	25	24
5.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 07/25/2037, Series 2007-97, Class FC (3)	15	15
5.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 07/25/2041, Series 2011-149, Class EF (3)	14	14
5.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 11/25/2041, Series 2011-149, Class MF (3)	58	58
5.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-101, Class FC (3)	61	60
5.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-97, Class FB (3)	408	402
5.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 10/25/2042, Series 2012-108, Class F (3)	163	160
6.00% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/25/2041, Series 2011-75, Class FA (3)	27	27
6.00%, 07/18/2028, Series 1998-36, Class ZB	2	2
6.00%, 12/25/2028, Series 1998-66, Class C (10)	0	0
6.00%, 07/25/2031, Series 2001-33, Class ID	11	1
6.00%, 11/25/2031, Series 2001-60, Class PX	18	18
6.00%, 04/25/2032, Series 2002-15, Class ZA	48	49
6.00%, 11/25/2032, Series 2011-39, Class ZA	144	147
6.00%, 05/25/2033, Series 2003-39, Class IO (5)(10)	3	0
6.00%, 05/25/2033, Series 2003-34, Class AX	13	13
6.00%, 05/25/2033, Series 2003-34, Class GE	32	33
6.00%, 05/25/2033, Series 2003-34, Class ED	56	57
6.00%, 12/25/2035, Series 2005-109, Class PC	3	3
6.00%, 07/25/2036, Series 2006-71, Class ZL	159	164
6.00%, 03/25/2037, Series 2007-18, Class MZ	113	116
6.00%, 05/25/2037, Series 2007-42, Class B	51	52
6.00%, 08/25/2037, Series 2007-78, Class CB	6	6
6.00%, 08/25/2037, Series 2007-78, Class PE	12	12
6.00%, 08/25/2037, Series 2007-76, Class ZG	17	17
6.00%, 08/25/2037, Series 2007-81, Class GE	25	25
6.00%, 08/25/2039, Series 2009-60, Class HT	152	158

The accompanying notes are an integral part of these financial statements.

79

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
6.00% (30-day Average SOFR + 32.68%, 33.25% Cap), 10/25/2026, Series 2006-94, Class GK (3)(4)	$2	$2
6.00%, 09/25/2039, Series 2009-69, Class WA (5)	43	43
6.02%, 10/25/2037, Series 2007-106, Class A7 (5)	19	20
6.05% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 04/25/2040, Series 2010-40, Class FJ (3)	8	8
6.05% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 05/25/2040, Series 2010-43, Class FD (3)	23	22
6.14%, 03/25/2040, Series 2010-16, Class WB (5)	88	88
6.20% (30-day Average SOFR + 0.86%, 0.75% Floor, 8.00% Cap), 01/25/2034, Series 2004-87, Class F (3)	46	47
6.20% (30-day Average SOFR + 0.86%, 6.50% Cap), 03/25/2037, Series 2007-16, Class FC (3)	16	16
6.25% (30-day Average SOFR + 0.91%, 0.80% Floor, 8.00% Cap), 11/25/2032, Series 2004-61, Class FH (3)	95	96
6.26%, 02/25/2040, Series 2010-1, Class WA (5)	19	19
6.30% (30-day Average SOFR + 38.31%, 39.00% Cap), 02/25/2037, Series 2007-1, Class SD (3)(4)	8	13
6.33%, 12/25/2039, Series 2009-99, Class WA (5)	101	101
6.35% (30-day Average SOFR + 1.01%, 0.90% Floor, 6.75% Cap), 03/25/2038, Series 2008-18, Class FA (3)	16	16
6.35%, 04/25/2029, Series 1999-17, Class C	1	1
6.44%, 03/25/2040, Series 2010-16, Class WA (5)	74	74
6.50%, 04/25/2027, Series 1997-32, Class PG	1	1
6.50%, 07/18/2027, Series 1997-42, Class ZC (10)	0	0
6.50%, 09/25/2031, Series 2001-49, Class Z	3	3
6.50%, 10/25/2031, Series 2001-52, Class KB	2	2
6.50%, 04/25/2032, Series 2002-21, Class PE	8	8
6.50%, 05/25/2032, Series 2002-28, Class PK	16	16
6.50%, 06/25/2032, Series 2002-37, Class Z	7	8
6.50%, 07/25/2032, Series 2006-130, Class GI	24	2
6.50%, 08/25/2032, Series 2002-48, Class GH	20	20
6.50%, 02/25/2033, Series 2003-9, Class NZ	8	8
6.50%, 05/25/2033, Series 2003-33, Class IA	30	5
6.50%, 07/25/2036, Series 2006-63, Class ZH	77	81
6.50%, 07/25/2036, Series 2011-19, Class ZY	103	107
6.50%, 08/25/2036, Series 2006-78, Class BZ	9	10
6.50%, 08/25/2036, Series 2006-77, Class PC	29	29
6.50%, 09/25/2036, Series 2006-85, Class MZ	3	3
6.50%, 06/25/2037, Series 2007-92, Class YA	9	9
6.50%, 12/25/2037, Series 2007-112, Class MJ	67	69
6.50%, 06/25/2042, Series 2002-90, Class A1	31	31
6.60% (30-day Average SOFR + 22.61%, 22.95% Cap), 10/25/2031, Series 2003-52, Class SX (3)(4)	4	5
6.87%, 12/25/2039, Series 2009-103, Class MB (5)	60	60
7.00%, 11/25/2026, Series 1996-48, Class Z	1	1
7.00%, 12/18/2027, Series 1997-81, Class PI (10)	1	0
7.00%, 03/25/2031, Series 2001-7, Class PF	1	1
7.00%, 07/25/2031, Series 2001-30, Class PM	5	5
7.00%, 08/25/2031, Series 2001-36, Class DE	11	11
7.00%, 09/25/2031, Series 2001-44, Class PU	2	2
7.00%, 09/25/2031, Series 2001-44, Class PD	2	2
7.00%, 09/25/2031, Series 2001-44, Class MY	14	15
7.00%, 11/25/2031, Series 2001-61, Class Z	21	21
7.00%, 05/25/2033, Series 2007-97, Class KI	59	5
7.00%, 07/25/2039, Series 2009-47, Class MT	1	1
7.00%, 11/25/2041, Series 2011-118, Class LB	322	335
7.00%, 11/25/2041, Series 2011-118, Class NT	334	347
7.00%, 11/25/2041, Series 2011-118, Class MT	405	419
7.00% (30-day Average SOFR + 28.34%, 28.80% Cap), 07/25/2036, Series 2006-60, Class AK (3)(4)	8	8
7.20% (30-day Average SOFR + 39.21%, 39.90% Cap), 07/25/2036, Series 2006-62, Class PS (3)(4)	5	7
7.48% (30-day Average SOFR + 24.82%, 25.19% Cap), 02/25/2032, Series 2002-1, Class SA (3)(4)	2	2
7.50%, 04/18/2027, Series 1997-27, Class J	1	1
7.50%, 04/20/2027, Series 1997-29, Class J	1	1
7.50%, 05/20/2027, Series 1997-39, Class PD	4	4
7.50%, 12/18/2029, Series 1999-62, Class PB	2	2
7.50%, 02/25/2030, Series 2000-2, Class ZE	9	10

The accompanying notes are an integral part of these financial statements.

80

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
8.50%, 01/25/2025, Series 1995-2, Class Z (10)	$0	$0
8.50%, 01/25/2031, Series 2000-52, Class IO (10)	1	0
8.50% (30-day Average SOFR + 50.19%, 8.50% Cap), 11/25/2032, Series 2004-61, Class SK (3)(4)	6	6
8.80%, 01/25/2025, Series G95-1, Class C(10)	0	0
10.00% (30-day Average SOFR + 53.24%, 10.00% Cap), 03/25/2032, Series 2002-13, Class ST (3)(4)(10)	0	0
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042, Series 2003-W2, Class 2A9	29	29
6.50%, 07/25/2042, Series 2003-W2, Class 1A1	49	50
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042, Series 2003-W6, Class 2A4	173	167
6.50%, 09/25/2042, Series 2003-W6, Class 3A	60	60
Fannie Mae Trust 2003-W8
5.85% (30-day Average SOFR + 0.51%, 0.40% Floor, 8.00% Cap), 05/25/2042, Series 2003-W8, Class 3F1 (3)	14	14
7.00%, 10/25/2042, Series 2003-W8, Class 2A	65	65
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033, Series 2004-W1, Class 2A2	107	110
Fannie Mae Trust 2004-W15
5.70% (30-day Average SOFR + 0.36%, 0.25% Floor), 08/25/2044, Series 2004-W15, Class 2AF (3)	51	50
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044, Series 2004-W2, Class 2A2	17	17
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044, Series 2004-W8, Class 3A	15	15
Fannie Mae Trust 2005-W3
5.67% (30-day Average SOFR + 0.33%, 0.22% Floor, 9.50% Cap), 03/25/2045, Series 2005-W3, Class 2AF (3)	407	403
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045, Series 2005-W4, Class 1A1	22	22
Fannie Mae Trust 2006-W2
4.39%, 11/25/2045, Series 2006-W2, Class 2A (5)	59	59
5.67% (30-day Average SOFR + 0.33%, 0.22% Floor, 9.50% Cap), 02/25/2046, Series 2006-W2, Class 1AF1 (3)	181	178
Fannie Mae Whole Loan
5.71% (30-day Average SOFR + 0.37%, 0.26% Floor, 9.50% Cap), 11/25/2046, Series 2007-W1, Class 1AF1 (3)	417	413
Fannie Mae-Aces
0.75%, 09/25/2028, Series 2020-M39, Class 1A1	8,054	7,379
1.00%, 11/25/2033, Series 2021-M3, Class 1A1	754	736
1.20%, 10/25/2030, Series 2020-M50, Class A2	937	847
1.59%, 11/25/2028, Series 2020-M38, Class 2A1	1,722	1,532
1.76%, 11/25/2031, Series 2022-M3, Class A2 (5)	13,600	11,049
1.93%, 10/25/2030, Series 2020-M50, Class X1 (5)	14,189	784
2.03%, 11/25/2033, Series 2021-M3, Class X1 (5)	25,843	1,912
2.06%, 07/25/2030, Series 2020-M39, Class X1 (5)	99,490	6,715
2.10%, 11/25/2028, Series 2020-M38, Class X2 (5)	11,352	637
2.53%, 09/25/2024, Series 2015-M1, Class A2	663	658
2.55%, 12/25/2026, Series 2017-M3, Class A2 (5)	1,108	1,044
2.59%, 12/25/2024, Series 2015-M7, Class A2	943	930
2.64%, 12/25/2026, Series 2017-M4, Class A2 (5)	6,239	5,895
2.90%, 01/25/2025, Series 2015-M8, Class A2 (5)	1,581	1,558
2.96%, 02/25/2027, Series 2017-M7, Class A2 (5)	2,895	2,753
2.98%, 08/25/2029, Series 2017-M11, Class A2	2,098	1,936
3.02%, 08/25/2024, Series 2014-M13, Class A2 (5)	429	427
3.06%, 05/25/2027, Series 2017-M8, Class A2 (5)	3,939	3,750
3.09%, 04/25/2027, Series 2015-M10, Class A2 (5)	4,316	4,131
3.09%, 04/25/2029, Series 2017-M5, Class A2 (5)	2,600	2,418
3.16%, 06/25/2027, Series 2017-M12, Class A2 (5)	3,509	3,339
3.17%, 03/25/2028, Series 2018-M4, Class A2 (5)	2,797	2,639
3.17%, 02/25/2030, Series 2018-M3, Class A2 (5)	2,290	2,108
3.41%, 06/25/2028, Series 2018-M8, Class A2 (5)	4,659	4,417
3.47%, 07/25/2028, Series 2018-M10, Class A2 (5)	6,949	6,610
3.66%, 09/25/2028, Series 2019-M1, Class A2 (5)	6,142	5,863

The accompanying notes are an integral part of these financial statements.

81

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
3.76%, 08/25/2030, Series 2018-M12, Class A2 (5)	$5,611	$5,285
4.62%, 03/25/2033, Series 2023-M8, Class A2 (5)	7,835	7,629
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035, Series 2005-FA8, Class 1A19	50	24
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2024, Series 2006-FA6, Class 3A1 (10)	0	0
First Horizon Alternative Mortgage Securities Trust 2007-FA4
0.19% (1 Month Term SOFR + 5.54%, 5.65% Cap), 08/25/2037, Series 2007-FA4, Class 1A2 (3)(4)	532	37
Freddie Mac Gold Pool
2.00%, 01/01/2032	1,897	1,747
2.50%, 06/01/2028	189	180
2.50%, 03/01/2030	396	374
2.50%, 07/01/2030	1,045	985
2.50%, 07/01/2031	984	922
2.50%, 08/01/2031	590	545
2.50%, 11/01/2046	1,154	976
3.00%, 07/01/2028	315	304
3.00%, 08/01/2028	189	183
3.00%, 09/01/2028	726	699
3.00%, 10/01/2028	284	273
3.00%, 05/01/2029	315	300
3.00%, 09/01/2031	344	326
3.00%, 02/01/2032	2,139	2,027
3.00%, 07/01/2035	2,883	2,668
3.00%, 09/01/2036	1,158	1,069
3.00%, 08/01/2042	617	546
3.00%, 10/01/2042	1,629	1,439
3.00%, 11/01/2042	2,806	2,483
3.00%, 02/01/2043	142	126
3.00%, 03/01/2043	978	859
3.00%, 03/01/2043	1,967	1,737
3.00%, 04/01/2043	35	31
3.00%, 04/01/2043	5,645	4,985
3.00%, 06/01/2043	18	16
3.00%, 07/01/2043	10	9
3.00%, 07/01/2043	116	102
3.00%, 08/01/2043	233	206
3.00%, 08/01/2043	2,604	2,299
3.00%, 10/01/2043	5,378	4,749
3.00%, 05/01/2045	423	373
3.00%, 05/01/2045	1,101	971
3.00%, 06/01/2045	236	208
3.00%, 10/01/2045	1,794	1,584
3.00%, 10/01/2046	3,104	2,715
3.00%, 10/01/2046	9,168	8,032
3.00%, 01/01/2047	758	663
3.00%, 02/01/2047	4,248	3,717
3.00%, 03/01/2047	548	478
3.00%, 05/01/2047	6,546	5,729
3.50%, 01/01/2032	164	157
3.50%, 03/01/2032	63	61
3.50%, 02/01/2033	91	86
3.50%, 05/01/2033	70	66
3.50%, 05/01/2033	276	263
3.50%, 01/01/2034	2,300	2,201
3.50%, 04/01/2037	2,914	2,755
3.50%, 11/01/2037	795	747
3.50%, 05/01/2042	308	282

The accompanying notes are an integral part of these financial statements.

82

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
3.50%, 06/01/2042	$136	$125
3.50%, 06/01/2042	878	796
3.50%, 08/01/2042	184	168
3.50%, 09/01/2042	1,311	1,202
3.50%, 09/01/2042	1,782	1,627
3.50%, 10/01/2042	906	827
3.50%, 10/01/2042	4,619	4,225
3.50%, 11/01/2042	72	66
3.50%, 11/01/2042	400	365
3.50%, 11/01/2042	1,095	999
3.50%, 12/01/2042	1,094	1,002
3.50%, 01/01/2043	2,818	2,566
3.50%, 03/01/2043	236	215
3.50%, 05/01/2043	99	90
3.50%, 06/01/2043	272	250
3.50%, 06/01/2043	545	496
3.50%, 07/01/2043	195	178
3.50%, 10/01/2043	69	62
3.50%, 05/01/2044	6,533	5,951
3.50%, 01/01/2045	5,397	4,923
3.50%, 06/01/2045	456	414
3.50%, 12/01/2045	1,314	1,192
3.50%, 01/01/2046	3,101	2,814
3.50%, 05/01/2046	834	756
3.50%, 07/01/2046	1,445	1,309
3.50%, 08/01/2046	2,934	2,661
3.50%, 12/01/2046	2,753	2,495
3.50%, 01/01/2047	1,041	946
3.50%, 10/01/2047	2,447	2,218
3.50%, 03/01/2048	1,842	1,675
4.00%, 09/01/2040	215	203
4.00%, 11/01/2040	12	11
4.00%, 11/01/2040	552	522
4.00%, 12/01/2040	150	142
4.00%, 12/01/2040	342	321
4.00%, 12/01/2040	343	324
4.00%, 12/01/2040	397	375
4.00%, 12/01/2040	424	401
4.00%, 01/01/2041	344	323
4.00%, 10/01/2041	1,378	1,301
4.00%, 11/01/2041	4	4
4.00%, 01/01/2042	55	52
4.00%, 05/01/2042	5	5
4.00%, 06/01/2042	674	633
4.00%, 10/01/2042	18	16
4.00%, 01/01/2043	100	94
4.00%, 09/01/2043	2,438	2,304
4.00%, 11/01/2043	25	23
4.00%, 11/01/2043	48	45
4.00%, 12/01/2043	77	72
4.00%, 12/01/2043	152	143
4.00%, 12/01/2043	461	433
4.00%, 01/01/2044	48	46
4.00%, 01/01/2044	151	142
4.00%, 03/01/2044	778	730
4.00%, 10/01/2044	2,399	2,250
4.00%, 01/01/2045	119	112
4.00%, 10/01/2045	156	147

The accompanying notes are an integral part of these financial statements.

83

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
4.00%, 10/01/2045	$2,246	$2,091
4.00%, 11/01/2045	3,347	3,138
4.00%, 01/01/2046	1,573	1,476
4.00%, 05/01/2046	82	77
4.00%, 06/01/2046	3,444	3,229
4.00%, 08/01/2046	848	793
4.00%, 01/01/2047	4,996	4,685
4.00%, 06/01/2047	1,212	1,135
4.50%, 11/01/2035	4	4
4.50%, 07/01/2039	55	53
4.50%, 10/01/2039	501	487
4.50%, 11/01/2039	569	553
4.50%, 11/01/2039	796	775
4.50%, 05/01/2040	290	282
4.50%, 08/01/2040	118	115
4.50%, 09/01/2040	97	95
4.50%, 09/01/2040	380	370
4.50%, 03/01/2041	76	74
4.50%, 05/01/2041	665	647
4.50%, 08/01/2041	180	175
4.50%, 12/01/2043	2,287	2,224
4.50%, 03/01/2044	178	172
4.50%, 05/01/2044	255	247
4.50%, 07/01/2044	21	20
4.50%, 07/01/2044	90	87
4.50%, 09/01/2044	606	587
4.50%, 09/01/2046	1,066	1,030
4.50%, 10/01/2046	892	861
4.50%, 11/01/2046	4,349	4,230
4.50%, 07/01/2047	423	407
4.50%, 07/01/2047	431	415
4.50%, 11/01/2047	291	280
5.00%, 01/01/2034	9	9
5.00%, 06/01/2034	22	22
5.00%, 09/01/2034	35	34
5.00%, 03/01/2035	10	10
5.00%, 08/01/2035	397	390
5.00%, 03/01/2036	939	928
5.00%, 07/01/2036	1	1
5.00%, 11/01/2036	25	24
5.00%, 03/01/2037	62	62
5.00%, 06/01/2037	66	66
5.00%, 08/01/2037	72	71
5.00%, 02/01/2038	99	98
5.00%, 03/01/2038	22	22
5.00%, 03/01/2038	85	84
5.00%, 03/01/2038	108	107
5.00%, 03/01/2038	113	112
5.00%, 04/01/2038	52	52
5.00%, 09/01/2038	12	12
5.00%, 09/01/2038	69	68
5.00%, 11/01/2038	1	1
5.00%, 11/01/2038	23	23
5.00%, 12/01/2038 (10)	0	0
5.00%, 12/01/2038	81	80
5.00%, 02/01/2039	163	161
5.00%, 05/01/2039	4	4
5.00%, 10/01/2039	184	182

The accompanying notes are an integral part of these financial statements.

84

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
5.00%, 01/01/2040	$45	$44
5.00%, 03/01/2040	81	80
5.00%, 03/01/2040	756	749
5.00%, 08/01/2040	113	112
5.00%, 04/01/2041	422	418
5.00%, 06/01/2041	186	184
5.00%, 12/01/2047	1,136	1,110
5.00%, 02/01/2048	561	554
5.50%, 01/01/2033	15	15
5.50%, 10/01/2033	14	15
5.50%, 07/01/2035	31	31
5.50%, 01/01/2036	7	7
5.50%, 12/01/2036	14	14
5.50%, 05/01/2038	20	21
5.50%, 08/01/2038	27	27
5.50%, 01/01/2039	1,018	1,023
5.50%, 03/01/2040	9	9
5.50%, 05/01/2040	704	707
5.50%, 08/01/2040	282	283
6.00%, 10/01/2029	3	3
6.00%, 12/01/2033	8	8
6.00%, 01/01/2034	12	12
6.00%, 11/01/2036	5	5
6.00%, 12/01/2036	3	3
6.00%, 12/01/2036	7	7
6.50%, 01/01/2028	6	6
6.50%, 06/01/2029	3	4
6.50%, 08/01/2029	40	42
6.50%, 11/01/2034	3	3
6.50%, 01/01/2035	34	34
6.50%, 12/01/2035	5	5
6.50%, 12/01/2035	24	25
6.50%, 11/01/2036	7	7
6.50%, 11/01/2036	60	60
6.50%, 11/01/2036	77	78
6.50%, 12/01/2036	52	53
6.50%, 12/01/2036	105	107
6.50%, 01/01/2037	2	2
6.50%, 02/01/2037	1	1
6.50%, 06/01/2037	3	3
6.50%, 11/01/2037	19	20
6.50%, 03/01/2038	22	23
7.00%, 04/01/2026 (10)	0	0
7.00%, 12/01/2028	6	6
7.00%, 07/01/2029	1	1
7.00%, 01/01/2031	10	10
7.00%, 07/01/2032	2	2
7.00%, 08/01/2032	3	3
7.00%, 02/01/2037	3	3
7.50%, 08/01/2025 (10)	0	0
7.50%, 01/01/2032	23	24
7.50%, 12/01/2036	69	71
7.50%, 01/01/2038	9	9
7.50%, 01/01/2038	35	36
7.50%, 09/01/2038	14	14
8.00%, 11/01/2024 (10)	0	0
8.50%, 07/01/2028 (10)	0	0
10.00%, 10/01/2030	1	1

The accompanying notes are an integral part of these financial statements.

85

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates
1.31%, 10/25/2030, Series K120, Class XAM (5)	$31,375	$2,007
1.44%, 01/25/2030, Series K106, Class X1 (5)	127,154	7,703
1.46%, 03/25/2026, Series K055, Class X1 (5)	24,665	487
1.68%, 05/25/2030, Series K111, Class X1 (5)	27,934	2,062
1.89%, 01/25/2032, Series K138, Class AM	4,300	3,501
2.13%, 11/25/2031, Series K136, Class A2	14,260	11,936
2.40%, 03/25/2032, Series K142, Class A2	13,700	11,618
2.81%, 09/25/2024, Series KJ14, Class A2	1,136	1,129
2.92%, 06/25/2032, Series K146, Class A2	9,700	8,512
3.08%, 01/25/2031, Series K152, Class A2	4,126	3,742
3.19%, 09/25/2027, Series K069, Class A2 (5)	11,650	11,069
3.24%, 04/25/2027, Series K065, Class A2	3,316	3,170
3.30%, 11/25/2027, Series K070, Class A2 (5)	3,008	2,863
3.34%, 04/25/2028, Series W5FX, Class AFX (5)	3,315	3,113
3.51%, 03/25/2029, Series K091, Class A2	2,422	2,293
3.71%, 09/25/2032, Series K-150, Class A2 (5)	11,105	10,282
3.90%, 10/25/2033, Series K158, Class A3 (5)	6,500	6,053
4.28%, 07/25/2030, Series K752, Class A2	8,425	8,198
4.61%, 02/25/2033, Series KJ44, Class A2	7,500	7,295
5.03%, 10/25/2031, Series KJ48, Class A2	8,000	8,028
Freddie Mac Non Gold Pool
5.83% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.58%, 1.58% Floor, 11.71% Cap), 12/01/2036 (3)	42	43
5.85% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 11.32% Cap), 10/01/2036 (3)	11	11
5.88% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.13% Cap), 07/01/2026 (3)	1	1
5.89% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.64%, 1.64% Floor, 11.05% Cap), 11/01/2036 (3)	22	22
5.92% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 11.29% Cap), 08/01/2035 (3)	5	5
5.92% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 11.97% Cap), 12/01/2036 (3)	90	93
5.94% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.69%, 1.69% Floor, 11.32% Cap), 12/01/2036 (3)	3	3
5.95% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 11.61% Cap), 11/01/2036 (3)	11	11
5.98% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 11.06% Cap), 11/01/2036 (3)	10	10
6.00% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 11.75% Cap), 11/01/2037 (3)	4	4
6.00% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 11.27% Cap), 09/01/2036 (3)	12	12
6.01% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.66%, 1.66% Floor, 10.09% Cap), 02/01/2036 (3)	5	5
6.03% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.77% Cap), 07/01/2036 (3)	7	7
6.07% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 11.06% Cap), 02/01/2037 (3)	7	7
6.12% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.87%, 1.87% Floor, 11.99% Cap), 07/01/2037 (3)	2	2
6.16% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.76%, 1.76% Floor, 10.57% Cap), 01/01/2037 (3)	9	9
6.17% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.93%, 1.93% Floor, 11.25% Cap), 12/01/2036 (3)	23	23
6.29% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.39% Cap), 11/01/2036 (3)	26	27
6.30% (1 Year CMT Index + 2.11%, 2.11% Floor, 12.31% Cap), 01/01/2027 (3)	1	1
6.32% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.63% Cap), 11/01/2036 (3)	10	10
6.33% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.90%, 1.90% Floor, 11.34% Cap), 02/01/2037 (3)	13	13
6.36% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.36% Cap), 12/01/2033 (3)	9	9

The accompanying notes are an integral part of these financial statements.

86

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
6.36% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.05% Cap), 02/01/2036 (3)	$17	$17
6.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.91% Cap), 01/01/2035 (3)	14	15
6.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.10% Cap), 01/01/2035 (3)	48	49
6.38% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.13%, 2.13% Floor, 10.93% Cap), 12/01/2036 (3)	1	1
6.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.34% Cap), 07/01/2036 (3)	13	14
6.38% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.88%, 1.88% Floor, 11.16% Cap), 09/01/2036 (3)	46	47
6.42% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.84%, 1.84% Floor, 9.08% Cap), 07/01/2040 (3)	13	13
6.44% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.28% Cap), 09/01/2032 (3)	1	1
6.45% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.20%, 2.20% Floor, 10.83% Cap), 10/01/2036 (3)	12	12
6.48% (1 Year CMT Index + 2.36%, 2.36% Floor, 10.88% Cap), 10/01/2036 (3)	11	11
6.49% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.72% Cap), 04/01/2030 (3)(10)	0	0
6.54% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.04%, 2.04% Floor, 11.00% Cap), 03/01/2036 (3)	24	24
6.56% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.74% Cap), 09/01/2034 (3)	29	30
6.58% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 11.03% Cap), 04/01/2038 (3)	15	15
6.61% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.46% Cap), 05/01/2033 (3)	32	32
6.61% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.07%, 2.07% Floor, 11.10% Cap), 05/01/2037 (3)	21	22
6.67% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.98%, 1.98% Floor, 10.63% Cap), 04/01/2037 (3)	23	23
6.78% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 9.14% Cap), 04/01/2034 (3)	5	5
6.80% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.50%, 2.50% Floor, 12.12% Cap), 03/01/2037 (3)	2	2
6.91% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.12%, 2.12% Floor, 11.06% Cap), 05/01/2037 (3)	2	2
7.04% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.91%, 1.91% Floor, 10.67% Cap), 05/01/2038 (3)	2	2
7.13% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.58% Cap), 05/01/2036 (3)	9	10
7.15% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.66% Cap), 05/01/2036 (3)	32	33
7.20% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 11.81% Cap), 05/01/2037 (3)	35	36
7.20% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.47%, 2.47% Floor, 11.23% Cap), 03/01/2036 (3)	4	4
7.23% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.99%, 1.99% Floor, 10.91% Cap), 06/01/2036 (3)	47	48
7.26% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.95%, 1.95% Floor, 11.01% Cap), 06/01/2036 (3)	52	54
7.29% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 10.42% Cap), 01/01/2037 (3)	5	5
7.33% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 12.45% Cap), 10/01/2036 (3)	12	12
7.41% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.77%, 1.77% Floor, 13.05% Cap), 10/01/2036 (3)	45	45
7.44% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.82%, 1.82% Floor, 12.96% Cap), 08/01/2036 (3)	14	14
7.48% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.86%, 1.86% Floor, 12.44% Cap), 10/01/2036 (3)	13	14
7.49% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.84%, 1.84% Floor, 12.23% Cap), 03/01/2037 (3)	27	28
7.52% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.33%, 2.33% Floor, 10.90% Cap), 05/01/2036 (3)	5	5
7.56% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.18%, 2.18% Floor, 11.08% Cap), 05/01/2037 (3)	17	17
7.59% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.83%, 1.83% Floor, 12.42% Cap), 07/01/2036 (3)	17	17
7.64% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 12.43% Cap), 05/01/2037 (3)	6	6

The accompanying notes are an integral part of these financial statements.

87

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
7.64% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 12.19% Cap), 05/01/2037 (3)	$23	$23
7.79% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.11%, 2.11% Floor, 12.44% Cap), 02/01/2037 (3)	23	24
8.02% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.14%, 2.14% Floor, 12.14% Cap), 12/01/2035 (3)	4	4
Freddie Mac Pool
1.50%, 06/01/2037	2,622	2,242
1.50%, 12/01/2040	10,945	8,862
1.50%, 11/01/2050	7,134	5,334
1.50%, 03/01/2051	1,088	817
1.80%, 11/01/2028	14,000	12,339
2.00%, 08/01/2035	4,483	3,970
2.00%, 06/01/2036	1,123	993
2.00%, 06/01/2036	1,731	1,530
2.00%, 12/01/2036	11,176	9,832
2.00%, 01/01/2037	162	143
2.00%, 01/01/2037	10,038	8,924
2.00%, 06/01/2040	1,308	1,103
2.00%, 03/01/2041	15,115	12,766
2.00%, 04/01/2041	7,381	6,239
2.00%, 12/01/2041	8,739	7,313
2.00%, 12/01/2041	16,360	13,683
2.00%, 03/01/2042	11,276	9,420
2.00%, 09/01/2050	28,506	22,502
2.00%, 11/01/2050	7,540	5,933
2.00%, 12/01/2050	1,468	1,156
2.00%, 01/01/2051	1,511	1,218
2.00%, 01/01/2051	1,833	1,446
2.00%, 02/01/2051	7,938	6,233
2.00%, 03/01/2051	10,334	8,157
2.00%, 05/01/2051	6,897	5,432
2.00%, 05/01/2051	7,608	6,059
2.00%, 05/01/2051	10,259	8,075
2.00%, 06/01/2051	5,854	4,600
2.00%, 07/01/2051	1,050	826
2.00%, 08/01/2051	10	8
2.00%, 08/01/2051	692	542
2.00%, 08/01/2051	13,828	10,863
2.00%, 11/01/2051	9,489	7,454
2.00%, 12/01/2051	5,000	3,965
2.00%, 02/01/2052	6,665	5,098
2.00%, 02/01/2052	15,575	12,343
2.00%, 03/01/2052	11,027	8,678
2.50%, 07/01/2035	337	307
2.50%, 12/01/2035	774	706
2.50%, 02/01/2042	9,582	8,280
2.50%, 07/01/2050	1,141	916
2.50%, 07/01/2050	13,311	10,979
2.50%, 07/01/2050	20,791	17,010
2.50%, 10/01/2050	5,838	4,847
2.50%, 11/01/2050	1,952	1,608
2.50%, 12/01/2050	2,211	1,820
2.50%, 02/01/2051	11,121	9,259
2.50%, 02/01/2051	11,444	9,569
2.50%, 02/01/2051	11,751	9,804
2.50%, 03/01/2051	572	477
2.50%, 04/01/2051	36,190	29,780

The accompanying notes are an integral part of these financial statements.

88

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
2.50%, 05/01/2051	$6,131	$5,017
2.50%, 05/01/2051	8,047	6,631
2.50%, 06/01/2051	2	2
2.50%, 06/01/2051	1,282	1,047
2.50%, 07/01/2051	5,824	4,828
2.50%, 08/01/2051	6,464	5,317
2.50%, 09/01/2051	3,725	3,075
2.50%, 11/01/2051	455	373
2.50%, 11/01/2051	9,988	8,314
2.50%, 11/01/2051	11,887	9,904
2.50%, 11/01/2051	15,977	13,204
2.50%, 12/01/2051	1,108	908
2.50%, 02/01/2052	2,856	2,360
2.50%, 02/01/2052	3,676	3,011
2.50%, 02/01/2052	6,563	5,396
2.50%, 04/01/2052	5,646	4,691
3.00%, 04/01/2032	7,229	6,839
3.00%, 05/01/2037	1,175	1,094
3.00%, 01/01/2046	6,883	6,071
3.00%, 06/01/2048	10,538	8,999
3.00%, 08/01/2048	2,120	1,844
3.00%, 02/01/2049	8,951	7,850
3.00%, 10/01/2049	1,261	1,089
3.00%, 11/01/2049	928	801
3.00%, 12/01/2049	431	373
3.00%, 01/01/2050	872	754
3.00%, 01/01/2050	1,341	1,158
3.00%, 01/01/2050	1,852	1,599
3.00%, 02/01/2050	199	172
3.00%, 02/01/2050	6,662	5,758
3.00%, 02/01/2050	9,305	8,033
3.00%, 04/01/2050	1,498	1,295
3.00%, 06/01/2050	566	488
3.00%, 06/01/2050	6,853	5,942
3.00%, 07/01/2050	4,460	3,854
3.00%, 09/01/2050	44	38
3.00%, 09/01/2050	995	860
3.00%, 03/01/2051	1,701	1,470
3.00%, 04/01/2051	11,463	9,843
3.00%, 06/01/2051	2,695	2,294
3.00%, 01/01/2052	4,324	3,709
3.00%, 02/01/2052	911	784
3.00%, 02/01/2052	9,597	8,165
3.00%, 02/01/2052	21,410	18,236
3.50%, 08/01/2035	3,101	2,952
3.50%, 02/01/2042	738	678
3.50%, 08/01/2044	1,857	1,683
3.50%, 04/01/2047	13,794	12,485
3.50%, 10/01/2047	171	155
3.50%, 03/01/2048	1,503	1,358
3.50%, 03/01/2048	3,524	3,200
3.50%, 10/01/2049	1,099	985
3.50%, 01/01/2051	10,250	9,256
3.50%, 04/01/2052	10,011	8,877
3.50%, 04/01/2052	28,843	25,781
3.50%, 05/01/2052	4,420	3,936
3.50%, 05/01/2052	27,002	23,914
3.70%, 06/01/2034	11,150	10,214

The accompanying notes are an integral part of these financial statements.

89

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
3.75%, 08/01/2032	$15,000	$13,912
4.00%, 09/01/2037	690	664
4.00%, 02/01/2046	3,532	3,333
4.00%, 08/01/2048	107	99
4.00%, 01/01/2049	2,623	2,438
4.00%, 07/01/2049	8,431	7,896
4.00%, 05/01/2050	354	327
4.00%, 02/01/2051	3,229	2,977
4.00%, 06/01/2052	12,213	11,195
4.00%, 09/01/2052	341	312
4.00%, 10/01/2052	11,734	10,756
4.50%, 06/01/2048	2,405	2,310
4.50%, 12/01/2048	2,850	2,723
4.50%, 09/01/2050	4,143	3,955
4.50%, 05/01/2052	851	804
4.50%, 07/01/2052	930	878
4.50%, 08/01/2052	25,312	23,866
4.50%, 05/01/2054	3,170	2,996
5.00%, 07/01/2052	4,159	4,027
5.00%, 06/01/2054	3,020	2,936
5.00%, 06/01/2054	3,188	3,098
5.50%, 11/01/2052	10,468	10,362
5.50%, 06/01/2053	7,301	7,213
5.50%, 06/01/2053	12,508	12,352
6.00%, 12/01/2052	4,378	4,407
6.00%, 06/01/2053	7,653	7,698
6.00%, 10/01/2053	5,681	5,736
6.00%, 12/01/2053	2,525	2,553
6.00%, 02/01/2054	3,624	3,641
6.50%, 09/01/2053	6,032	6,186
6.50%, 10/01/2053	4,093	4,182
Freddie Mac Reference REMIC
6.00%, 04/15/2036, Series R006, Class ZA	120	124
6.00%, 05/15/2036, Series R007, Class ZA	155	160
Freddie Mac REMICS
0.00%, 09/15/2032, Series 3393, Class JO	380	329
0.00%, 12/15/2032, Series 2835, Class QO	7	6
0.00%, 07/15/2034, Series 3611, Class PO	42	36
0.00%, 02/15/2035, Series 2990, Class GO	14	11
0.00%, 04/15/2035, Series 3077, Class TO	3	3
0.00%, 08/15/2035, Series 3014, Class OD	3	3
0.00%, 09/15/2035, Series 3029, Class SO	11	10
0.00%, 02/15/2036, Series 3117, Class OG	6	5
0.00%, 02/15/2036, Series 3117, Class OK	9	8
0.00%, 02/15/2036, Series 3117, Class EO	10	9
0.00%, 02/15/2036, Series 3117, Class AO	18	16
0.00%, 03/15/2036, Series 3134, Class PO	3	2
0.00%, 03/15/2036, Series 3122, Class OP	10	9
0.00%, 03/15/2036, Series 3122, Class OH	11	10
0.00%, 04/15/2036, Series 3138, Class PO	14	12
0.00%, 04/15/2036, Series 3147, Class PO	21	19
0.00%, 04/15/2036, Series 3607, Class AO	27	22
0.00%, 04/15/2036, Series 3607, Class BO	49	41
0.00%, 05/15/2036, Series 3233, Class OP	4	3
0.00%, 05/15/2036, Series 3149, Class SO	9	7
0.00%, 05/15/2036, Series 3151, Class PO	17	14
0.00%, 05/15/2036, Series 3153, Class EO	20	17
0.00%, 06/15/2036, Series 3171, Class MO	26	23

The accompanying notes are an integral part of these financial statements.

90

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
0.00%, 07/15/2036, Series 3179, Class OA	$9	$8
0.00%, 08/15/2036, Series 3200, Class PO	16	13
0.00%, 09/15/2036, Series 3218, Class AO	7	6
0.00%, 09/15/2036, Series 3213, Class OA	8	7
0.00%, 10/15/2036, Series 3225, Class EO	17	13
0.00%, 12/15/2036, Series 3256, Class PO	9	7
0.00%, 01/15/2037, Series 3261, Class OA	9	7
0.00%, 02/15/2037, Series 3274, Class JO	3	2
0.00%, 02/15/2037, Series 3510, Class OD	22	18
0.00%, 03/15/2037, Series 3286, Class PO	1	1
0.00%, 04/15/2037, Series 3373, Class TO	10	8
0.00%, 05/15/2037, Series 3318, Class AO (10)	0	0
0.00%, 05/15/2037, Series 3316, Class PO	17	14
0.00%, 05/15/2037, Series 3607, Class PO	95	76
0.00%, 06/15/2037, Series 3326, Class JO	2	1
0.00%, 06/15/2037, Series 3331, Class PO	9	8
0.00%, 07/15/2037, Series 3607, Class OP	142	116
0.00%, 09/15/2037, Series 3365, Class PO	14	12
0.00%, 10/15/2039, Series 3607, Class TO	47	38
0.00%, 01/15/2040, Series 3621, Class BO	41	34
0.00% (30-day Average SOFR + 17.12%, 17.50% Cap), 02/15/2040, Series 3632, Class BS (3)(4)	116	109
0.00%, 10/15/2049, Series 3582, Class PO	204	176
0.00% (30-day Average SOFR + 3.55%, 3.55% Cap), 10/25/2050, Series 5021, Class SB (3)(4)	13,335	364
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 05/25/2052, Series 5222, Class SA (3)(4)	1,940	28
0.30%, 01/15/2040, Series 3802, Class LS (5)	217	14
0.40% (30-day Average SOFR + 5.74%, 5.85% Cap), 08/15/2038, Series 3481, Class SJ (3)(4)	79	6
0.55% (30-day Average SOFR + 5.89%, 6.00% Cap), 01/15/2038, Series 3404, Class SC (3)(4)	127	9
0.55% (30-day Average SOFR + 5.89%, 6.00% Cap), 02/15/2039, Series 3511, Class SA (3)(4)	35	2
0.55% (30-day Average SOFR + 5.89%, 6.00% Cap), 10/15/2040, Series 3740, Class SB (3)(4)	98	6
0.55% (30-day Average SOFR + 5.89%, 6.00% Cap), 10/15/2040, Series 3740, Class SC (3)(4)	99	8
0.65% (30-day Average SOFR + 5.99%, 6.10% Cap), 05/15/2039, Series 3531, Class SM (3)(4)(10)	5	0
0.69% (30-day Average SOFR + 6.03%, 6.14% Cap), 01/15/2037, Series 3260, Class CS (3)(4)	15	1
0.75% (30-day Average SOFR + 6.09%, 6.20% Cap), 06/15/2038, Series 3455, Class SE (3)(4)	63	6
0.80% (30-day Average SOFR + 6.14%, 6.25% Cap), 12/15/2039, Series 3608, Class SC (3)(4)	29	2
0.85% (30-day Average SOFR + 6.19%, 6.30% Cap), 05/15/2039, Series 3531, Class SA (3)(4)	51	1
0.97% (30-day Average SOFR + 6.31%, 6.42% Cap), 11/15/2037, Series 3387, Class SA (3)(4)	120	8
1.00% (30-day Average SOFR + 6.34%, 6.45% Cap), 03/15/2037, Series 3290, Class SB (3)(4)	32	2
1.00% (30-day Average SOFR + 6.34%, 6.45% Cap), 11/15/2037, Series 3383, Class SA (3)(4)	64	6
1.15% (30-day Average SOFR + 6.49%, 6.60% Cap), 07/15/2037, Series 3344, Class SL (3)(4)	17	1
1.20% (30-day Average SOFR + 6.54%, 6.65% Cap), 08/15/2036, Series 3202, Class HI (3)(4)	204	16
1.25% (30-day Average SOFR + 6.59%, 6.70% Cap), 10/15/2036, Series 3232, Class ST (3)(4)	27	2
1.35% (30-day Average SOFR + 6.69%, 6.80% Cap), 04/15/2038, Series 3424, Class PI (3)(4)	62	6
1.65% (30-day Average SOFR + 6.99%, 7.10% Cap), 07/15/2036, Series 3194, Class SA (3)(4)(10)	5	0
1.84% (30-day Average SOFR + 19.62%, 20.00% Cap), 11/15/2035, Series 3064, Class SG (3)(4)	13	13
2.00%, 12/25/2051, Series 5190, Class EC	7,260	6,258
2.00%, 02/25/2052, Series 5197, Class EA	7,452	6,454
2.39% (30-day Average SOFR + 13.06%, 13.29% Cap), 07/15/2033, Series 2692, Class SC (3)(4)	11	11
2.50% (30-day Average SOFR + 7.84%, 7.95% Cap), 03/15/2032, Series 2444, Class ES (3)(4)	9	1
2.55% (30-day Average SOFR + 7.89%, 8.00% Cap), 02/15/2032, Series 2475, Class S (3)(4)	24	2
2.55% (30-day Average SOFR + 7.89%, 8.00% Cap), 03/15/2032, Series 2450, Class SW (3)(4)	6	1
2.97% (30-day Average SOFR + 16.73%, 17.03% Cap), 06/15/2035, Series 2990, Class WP (3)(4)(10)	0	0
3.00%, 08/15/2033, Series 4238, Class WY	204	192
3.00%, 06/15/2043, Series 4217, Class KY	206	177
3.00%, 12/15/2047, Series 4740, Class P	959	838
3.00%, 10/25/2050, Series 5019, Class IP	1,885	314
3.11% (30-day Average SOFR + 7.91%, 8.01% Cap), 10/15/2033, Series 2733, Class SB (3)(4)	199	186
3.20% (30-day Average SOFR + 8.54%, 8.65% Cap), 02/15/2032, Series 2410, Class QX (3)(4)(10)	4	0
3.26% (30-day Average SOFR + 16.59%, 16.88% Cap), 08/15/2025, Series 3022, Class SX (3)(4)(10)	0	0

The accompanying notes are an integral part of these financial statements.

91

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
3.48% (30-day Average SOFR + 69.23%, 9.00% Cap), 03/15/2037, Series 3443, Class SY (3)(4)	$8	$9
3.50%, 01/15/2026, Series 3793, Class AB	134	132
3.50%, 09/25/2044, Series 5230, Class DM	13,970	13,129
3.50%, 12/15/2047, Series 4746, Class ZN	5,398	4,862
3.50%, 01/25/2051, Series 5228, Class BH	4,959	4,662
3.50%, 10/15/2053, Series 4821, Class MA	1,806	1,722
3.83% (30-day Average SOFR + 17.16%, 17.45% Cap), 02/15/2038, Series 3422, Class SE (3)(4)	6	6
3.86% (30-day Average SOFR + 33.20%, 33.83% Cap), 04/15/2025, Series 2967, Class S (3)(4)(10)	0	0
4.00%, 12/15/2024, Series 3614, Class QB	4	4
4.00%, 11/15/2041, Series 3957, Class B	118	112
4.00%, 12/15/2041, Series 3966, Class NA	109	104
4.00%, 11/25/2051, Series 5249, Class AB	7,295	6,979
4.06% (30-day Average SOFR + 27.52%, 28.03% Cap), 10/15/2025, Series 3051, Class DP (3)(4)	1	1
4.08% (30-day Average SOFR + 6.74%, 4.00% Floor, 6.80% Cap), 07/15/2033, Series 2642, Class SL (3)(4)(10)	0	0
4.19% (30-day Average SOFR + 27.66%, 28.16% Cap), 02/15/2035, Series 2929, Class MS (3)(4)	16	14
4.50%, 06/15/2025, Series 3684, Class CY	16	16
4.50%, 12/15/2039, Series 3610, Class CA	1,213	1,188
4.50%, 09/15/2043, Series 4247, Class AY	1,000	928
4.52% (30-day Average SOFR + 16.25%, 16.50% Cap), 11/15/2033, Series 2780, Class SY (3)(4)	4	4
4.59% (30-day Average SOFR + 24.15%, 24.57% Cap), 01/15/2036, Series 3102, Class HS (3)(4)	2	2
4.68% (30-day Average SOFR + 19.35%, 19.66% Cap), 06/15/2036, Series 3523, Class SD (3)(4)	9	9
4.77% (30-day Average SOFR + 14.55%, 14.76% Cap), 09/15/2033, Series 2671, Class S (3)(4)	7	7
4.86% (30-day Average SOFR + 14.64%, 14.85% Cap), 06/15/2033, Series 2631, Class SA (3)(4)	27	28
5.00%, 12/15/2024, Series 2903, Class Z (10)	0	0
5.00%, 04/15/2030, Series 3654, Class DC	371	370
5.00%, 07/15/2033, Series 2653, Class PZ	119	118
5.00%, 01/15/2034, Series 3920, Class LP	98	98
5.00%, 12/15/2040, Series 3770, Class ZB	574	565
5.00%, 05/15/2041, Series 3860, Class PZ	1,130	1,112
5.20% (30-day Average SOFR + 15.87%, 16.10% Cap), 02/15/2032, Series 2412, Class SP (3)(4)	12	13
5.34% (30-day Average SOFR + 19.20%, 19.50% Cap), 02/15/2032, Series 2410, Class QS (3)(4)	13	14
5.50%, 02/15/2034, Series 2744, Class PE (10)	0	0
5.50%, 08/15/2036, Series 3645, Class KZ	22	23
5.50%, 08/15/2036, Series 3200, Class AY	63	64
5.50%, 03/15/2038, Series 3423, Class PB	180	184
5.50%, 05/15/2038, Series 3453, Class B	9	9
5.50%, 01/15/2039, Series 3501, Class CB	69	70
5.50% (30-day Average SOFR + 26.80%, 5.50% Cap), 05/15/2041, Series 3852, Class QN (3)(4)	69	65
5.50% (30-day Average SOFR + 27.08%, 5.50% Cap), 05/15/2041, Series 3852, Class TP (3)(4)	182	181
5.53% (30-day Average SOFR + 18.33%, 18.60% Cap), 12/15/2032, Series 2571, Class SY (3)(4)	9	9
5.65%, 10/15/2038, Series 3895, Class WA (5)	31	31
5.72%, 02/15/2039, Series 3546, Class A (5)	23	23
5.75% (30-day Average SOFR + 0.41%, 0.30% Floor, 6.50% Cap), 06/15/2035, Series 2988, Class AF (3)	34	34
5.84% (30-day Average SOFR + 0.51%, 0.40% Floor), 07/15/2037, Series 4048, Class FJ (3)	216	212
5.85% (30-day Average SOFR + 0.51%, 0.40% Floor, 6.50% Cap), 05/15/2035, Series 2981, Class FA (3)	19	19
5.85% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 10/15/2041, Series 4048, Class FB (3)	168	167
5.85% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 09/15/2042, Series 4106, Class DF (3)	244	240
5.89% (30-day Average SOFR + 0.55%, 0.44% Floor, 6.50% Cap), 02/15/2037, Series 3275, Class FL (3)	14	14
5.90% (30-day Average SOFR + 0.56%, 0.45% Floor, 7.00% Cap), 08/15/2042, Series 4091, Class TF (3)	811	801
5.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 03/15/2042, Series 4012, Class FN (3)	328	325
5.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 07/15/2042, Series 4077, Class FB (3)	140	137
6.00% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 12/15/2040, Series 3996, Class XF (3)	170	169
6.00% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 03/15/2041, Series 4013, Class QF (3)	171	170
6.00%, 05/15/2027, Series 1981, Class Z	2	2
6.00%, 07/15/2028, Series 2070, Class C	3	3
6.00%, 09/15/2028, Series 2086, Class GB	1	1
6.00%, 11/15/2028, Series 2095, Class PE	7	7
6.00%, 12/15/2028, Series 2106, Class ZD	16	15
6.00%, 01/15/2029, Series 2110, Class PG	18	18
6.00%, 02/15/2029, Series 2125, Class JZ	5	5
6.00%, 09/15/2032, Series 2500, Class MC	16	16

The accompanying notes are an integral part of these financial statements.

92

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
6.00%, 12/15/2032, Series 2544, Class HC	$14	$14
6.00%, 12/15/2032, Series 2543, Class YX	29	30
6.00%, 01/15/2033, Series 2552, Class ME	21	21
6.00%, 02/15/2033, Series 2567, Class QD	18	19
6.00%, 02/15/2033, Series 2575, Class ME	83	84
6.00%, 03/15/2033, Series 2596, Class QG	12	12
6.00%, 05/15/2034, Series 2802, Class OH	20	20
6.00%, 04/15/2035, Series 2968, Class EH	431	438
6.00%, 01/15/2036, Series 3101, Class UZ	50	52
6.00%, 03/15/2036, Series 3122, Class ZB	3	3
6.00%, 04/15/2036, Series 3219, Class DI	26	5
6.00%, 04/15/2036, Series 3137, Class XP	35	36
6.00%, 04/15/2036, Series 3819, Class ZQ	260	268
6.00%, 06/15/2036, Series 3164, Class MG	6	6
6.00%, 02/15/2037, Series 3274, Class B	22	23
6.00%, 04/15/2037, Series 3302, Class UT	25	26
6.00%, 05/15/2037, Series 3315, Class HZ	19	19
6.00%, 06/15/2038, Series 3461, Class LZ	6	6
6.00%, 06/15/2038, Series 3461, Class Z	144	148
6.05% (30-day Average SOFR + 0.71%, 0.60% Floor, 8.50% Cap), 01/15/2029, Series 2388, Class FB (3)	3	3
6.05% (30-day Average SOFR + 0.71%, 0.60% Floor, 9.50% Cap), 12/15/2033, Series 2722, Class PF (3)	70	70
6.05% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 09/15/2037, Series 3371, Class FA (3)	7	7
6.13% (30-day Average SOFR + 0.79%, 0.68% Floor, 7.00% Cap), 11/15/2037, Series 3386, Class KF (3)	232	232
6.15% (30-day Average SOFR + 0.81%, 0.70% Floor, 9.00% Cap), 02/15/2027, Series 1935, Class FL (3)(10)	0	0
6.20% (30-day Average SOFR + 0.86%, 0.75% Floor, 8.50% Cap), 12/15/2032, Series 2571, Class FY (3)	15	15
6.25% (30-day Average SOFR + 0.91%, 0.80% Floor, 7.50% Cap), 08/15/2035, Series 3085, Class WF (3)	20	20
6.25%, 08/15/2028, Series 2075, Class PM	9	9
6.25%, 02/15/2029, Series 2126, Class CB	15	15
6.35% (30-day Average SOFR + 1.01%, 0.90% Floor, 9.00% Cap), 02/15/2032, Series 2418, Class FO (3)	9	9
6.50%, 03/15/2026, Series 1829, Class ZB (10)	0	0
6.50%, 07/15/2026, Series 1863, Class Z (10)	0	0
6.50%, 01/15/2027, Series 1927, Class ZA	1	1
6.50%, 12/15/2027, Series 2019, Class Z	2	2
6.50%, 06/15/2028, Series 2063, Class PG	4	4
6.50%, 08/15/2028, Series 2075, Class PH	8	8
6.50%, 05/15/2031, Series 2313, Class LA	1	1
6.50%, 08/15/2031, Series 2351, Class PZ	5	5
6.50%, 08/15/2031, Series 2345, Class NE	6	6
6.50%, 08/15/2031, Series 2344, Class ZJ	8	8
6.50%, 08/15/2031, Series 2344, Class ZD	56	58
6.50%, 10/15/2031, Series 2367, Class ME	6	7
6.50%, 01/15/2032, Series 2399, Class OH	7	7
6.50%, 01/15/2032, Series 2399, Class TH	8	8
6.50%, 02/15/2032, Series 2410, Class NG	10	10
6.50%, 02/15/2032, Series 2420, Class XK	13	13
6.50%, 03/15/2032, Series 2430, Class WF	15	15
6.50%, 03/15/2032, Series 2423, Class TB	16	16
6.50%, 04/15/2032, Series 2441, Class GF	4	4
6.50%, 04/15/2032, Series 2435, Class CJ	21	21
6.50%, 04/15/2032, Series 2434, Class ZA	24	24
6.50%, 05/15/2032, Series 2455, Class GK	12	12
6.50%, 06/15/2032, Series 2466, Class DH	4	4
6.50%, 06/15/2032, Series 2458, Class ZM	7	7
6.50%, 06/15/2032, Series 2466, Class PH	14	15
6.50%, 07/15/2032, Series 2474, Class NR	13	13
6.50%, 07/15/2032, Series 2484, Class LZ	17	17
6.50%, 03/15/2033, Series 2586, Class WI	7	1
6.50%, 07/15/2036, Series 3195, Class PD	22	23

The accompanying notes are an integral part of these financial statements.

93

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
6.50%, 07/15/2036, Series 3181, Class AZ	$29	$30
6.65% (30-day Average SOFR + 1.31%, 1.20% Floor, 7.00% Cap), 07/15/2039, Series 3549, Class FA (3)	6	6
6.98% (30-day Average SOFR + 30.05%, 30.55% Cap), 03/15/2029, Series 2132, Class SB (3)(4)	1	1
7.00%, 03/15/2028, Series 2038, Class PN (10)	2	0
7.00%, 06/15/2028, Series 2064, Class TE (10)	0	0
7.00%, 10/15/2028, Series 2089, Class PJ (10)	3	0
7.00%, 04/15/2029, Series 2141, Class IO (10)	0	0
7.00%, 06/15/2029, Series 2169, Class TB	17	17
7.00%, 07/15/2029, Series 2172, Class QC	11	11
7.00%, 08/15/2029, Series 2176, Class OJ	5	5
7.00%, 01/15/2030, Series 2208, Class PG	10	10
7.00%, 10/15/2030, Series 2259, Class ZM	8	8
7.00%, 03/15/2031, Series 2296, Class PD	6	6
7.00%, 06/15/2031, Series 2325, Class PM	3	3
7.00%, 07/15/2031, Series 2332, Class ZH	10	10
7.00%, 03/15/2032, Series 2423, Class MC	8	9
7.00%, 03/15/2032, Series 2423, Class MT	10	11
7.00%, 04/15/2032, Series 2436, Class MC	4	4
7.00%, 04/15/2032, Series 2434, Class TC	18	19
7.00%, 05/15/2032, Series 2450, Class GZ	12	12
7.00%, 12/15/2036, Series 3704, Class CT	484	504
7.25%, 07/15/2027, Series 1970, Class PG (10)	0	0
7.25%, 09/15/2030, Series 2256, Class MC	4	5
7.25%, 12/15/2030, Series 2271, Class PC	7	8
7.50%, 08/15/2024, Series 1745, Class D (10)	0	0
7.50%, 09/15/2026, Series 1890, Class H (10)	0	0
7.50%, 01/15/2027, Series 1963, Class Z	1	1
7.50%, 01/15/2027, Series 1927, Class PH	3	3
7.50%, 09/15/2027, Series 1987, Class PE	2	2
7.50%, 03/15/2028, Series 2040, Class PE	6	6
7.50%, 05/15/2028, Series 2054, Class PV	2	2
7.50%, 06/15/2029, Series 2163, Class PC (10)	1	0
7.50%, 11/15/2029, Series 2196, Class TL (10)	0	0
7.50%, 05/15/2030, Series 2234, Class PZ	3	3
7.50%, 08/15/2030, Series 2247, Class Z	3	3
7.50%, 10/15/2030, Series 2262, Class Z	1	1
7.50%, 11/15/2036, Series 3704, Class DT	213	224
7.50%, 12/15/2036, Series 3704, Class ET	179	193
7.54%, 11/15/2046, Series 3688, Class GT (5)	227	239
7.67% (30-day Average SOFR + 2.33%, 8.32% Cap), 07/15/2034, Series 3305, Class MG (3)	16	17
8.00%, 09/15/2026, Series 1899, Class ZE	1	1
8.00%, 11/15/2029, Series 2201, Class C	3	3
8.00%, 01/15/2030, Series 2209, Class TC	2	3
8.00%, 01/15/2030, Series 2210, Class Z	11	11
8.00%, 03/15/2030, Series 2224, Class CB	2	2
8.00%, 04/15/2030, Series 2230, Class Z	3	3
8.50%, 06/15/2031, Series 2359, Class ZB	9	9
Freddie Mac Seasoned Credit Risk Transfer Trust 2017-4
3.50%, 06/25/2057, Series 2017-4, Class MT	2,290	2,044
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-1
3.50%, 05/25/2057, Series 2018-1, Class M60C	8,719	7,848
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-2
3.50%, 11/25/2057, Series 2018-2, Class MT	5,308	4,668
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4
3.50%, 03/25/2058, Series 2018-4, Class MZ	9,752	6,963
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058, Series 2019-1, Class MT	6,121	5,371
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3

The accompanying notes are an integral part of these financial statements.

94

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
3.50%, 10/25/2058, Series 2019-3, Class MB	$3,880	$3,054
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-4
4.00%, 02/25/2059, Series 2019-4, Class M55D	4,011	3,660
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2020-1
3.00%, 08/25/2059, Series 2020-1, Class M55G	4,906	4,301
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2020-3
2.00%, 05/25/2060, Series 2020-3, Class MT	4,560	3,610
3.00%, 05/25/2060, Series 2020-3, Class M5TW	5,218	4,513
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2022-1
3.25%, 11/25/2061, Series 2022-1, Class MTU	8,459	7,287
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2023-1
3.00%, 10/25/2062, Series 2023-1, Class MT	8,394	6,923
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2024-1
3.00%, 11/25/2063, Series 2024-1, Class MT	4,612	3,745
Freddie Mac STACR REMIC Trust 2021-DNA5
6.99% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2 (1)(3)	629	633
Freddie Mac STACR REMIC Trust 2021-HQA3
6.19% (30-day Average SOFR + 0.85%), 09/25/2041, Series 2021-HQA3, Class M1 (1)(3)	17,445	17,405
Freddie Mac STACR REMIC Trust 2022-DNA1
6.34% (30-day Average SOFR + 1.00%), 01/25/2042, Series 2022-DNA1, Class M1A (1)(3)	4,764	4,763
Freddie Mac STACR REMIC Trust 2022-DNA2
6.64% (30-day Average SOFR + 1.30%), 02/25/2042, Series 2022-DNA2, Class M1A (1)(3)	2,443	2,455
Freddie Mac STACR REMIC Trust 2022-DNA6
7.49% (30-day Average SOFR + 2.15%), 09/25/2042, Series 2022-DNA6, Class M1A (1)(3)	1,504	1,524
Freddie Mac STACR REMIC Trust 2022-DNA7
7.84% (30-day Average SOFR + 2.50%), 03/25/2052, Series 2022-DNA7, Class M1A (1)(3)	3,673	3,737
Freddie Mac STACR REMIC Trust 2024-DNA1
6.69% (30-day Average SOFR + 1.35%), 02/25/2044, Series 2024-DNA1, Class M1 (1)(3)	5,173	5,193
Freddie Mac STACR REMIC Trust 2024-DNA2
6.54% (30-day Average SOFR + 1.20%), 05/25/2044, Series 2024-DNA2, Class M1 (1)(3)	1,203	1,205
Freddie Mac Strips
0.00%, 04/01/2028, Series 197, Class PO	13	12
0.00%, 09/15/2043, Series 310, Class PO	344	256
0.00%, 10/25/2053, Series 406, Class PO	9,171	7,265
2.25% (30-day Average SOFR + 7.59%, 7.70% Cap), 08/15/2036, Series 239, Class S30 (3)(4)	142	16
3.00%, 08/15/2042, Series 267, Class 30	511	458
3.00%, 01/15/2043, Series 299, Class 300	107	96
3.50%, 07/15/2042, Series 262, Class 35	1,917	1,768
5.00%, 09/15/2035, Series 233, Class 12	39	6
5.00%, 09/15/2035, Series 233, Class 11	46	8
5.00%, 09/15/2035, Series 233, Class 13	73	12
5.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 08/15/2042, Series 270, Class F1 (3)	369	363
6.00% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 07/15/2042, Series 264, Class F1 (3)	654	645
6.00% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/15/2042, Series 272, Class F2 (3)	350	345
Freddie Mac Structured Pass-Through Certificates
0.00%, 07/25/2043, Series T-57, Class 1AP	11	9
0.00%, 09/25/2043, Series T-58, Class APO	12	9
0.00%, 10/25/2043, Series T-59, Class 1AP	14	7
2.17%, 10/25/2037, Series T-76, Class 2A (5)	562	544
4.34%, 07/25/2032, Series T-41, Class 3A (5)	34	31
4.42%, 07/25/2033, Series T-48, Class 1A (5)	98	92
5.23%, 05/25/2043, Series T-56, Class A5	344	329
6.35% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044, Series T-62, Class 1A1 (3)	210	190
6.50%, 02/25/2043, Series T-54, Class 2A	164	165
7.00%, 02/25/2043, Series T-54, Class 3A	53	55
7.00%, 10/25/2043, Series T-59, Class 1A2	167	171
7.50%, 02/25/2042, Series T-42, Class A5	138	138
7.50%, 08/25/2042, Series T-51, Class 2A (5)	30	31

The accompanying notes are an integral part of these financial statements.

95

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
7.50%, 07/25/2043, Series T-57, Class 1A3	$32	$34
7.50%, 09/25/2043, Series T-58, Class 4A	177	179
FREMF 2014-K40 Mortgage Trust
4.18%, 11/25/2047, Series 2014-K40, Class C (1)(5)	2,273	2,255
FREMF 2014-K41 Mortgage Trust
3.96%, 11/25/2047, Series 2014-K41, Class C (1)(5)	6,000	5,929
FREMF 2015-K44 Mortgage Trust
3.84%, 01/25/2048, Series 2015-K44, Class B (1)(5)	3,510	3,458
FREMF 2015-K45 Mortgage Trust
3.72%, 04/25/2048, Series 2015-K45, Class B (1)(5)	2,135	2,102
FREMF 2015-K49 Mortgage Trust
3.85%, 10/25/2048, Series 2015-K49, Class C (1)(5)	4,000	3,883
FREMF 2015-K51 Mortgage Trust
4.09%, 10/25/2048, Series 2015-K51, Class C (1)(5)	1,500	1,454
FREMF 2016-K52 Mortgage Trust
4.07%, 01/25/2049, Series 2016-K52, Class B (1)(5)	4,750	4,621
FREMF 2016-K59 Mortgage Trust
3.70%, 11/25/2049, Series 2016-K59, Class B (1)(5)	2,450	2,344
FREMF 2017-KGS1 Mortgage Trust
7.94% (30-day Average SOFR + 2.61%, 2.50% Floor), 10/25/2027, Series 2017-KGL1, Class BFL (1)(3)	4,424	4,270
FREMF 2019-K92 Mortgage Trust
4.34%, 05/25/2052, Series 2019-K92, Class B (1)(5)	6,595	6,226
Ginnie Mae
0.00%, 06/16/2033, Series 2003-52, Class AP	13	11
0.00%, 06/20/2034, Series 2004-46, Class PO	26	24
0.00%, 08/20/2035, Series 2010-14, Class CO	59	52
0.00%, 10/20/2035, Series 2005-82, Class PO	14	12
0.00%, 11/20/2035, Series 2010-14, Class BO	21	17
0.00%, 03/20/2036, Series 2006-16, Class OP	18	15
0.00%, 05/20/2036, Series 2006-22, Class AO	25	23
0.00%, 07/20/2036, Series 2006-34, Class PO	3	3
0.00%, 03/20/2037, Series 2007-57, Class PO	5	5
0.00%, 04/16/2037, Series 2007-17, Class JO	35	30
0.00%, 05/20/2037, Series 2007-28, Class BO	5	4
0.00%, 06/16/2037, Series 2007-36, Class HO	9	8
0.00%, 06/16/2037, Series 2007-35, Class PO	92	81
0.00%, 11/16/2037, Series 2009-79, Class OK	92	78
0.00%, 01/20/2038, Series 2008-1, Class PO	4	3
0.00%, 12/20/2040, Series 2010-157, Class OP	195	162
0.00% (1 Month Term SOFR + 3.75%, 3.86% Cap), 09/20/2048, Series 2018-121, Class KS (3)(4)	4,764	87
0.00% (1 Month Term SOFR + 3.73%, 3.84% Cap), 10/20/2048, Series 2018-148, Class DS (3)(4)	6,113	119
0.00% (1 Month Term SOFR + 3.69%, 3.80% Cap), 11/20/2048, Series 2018-151, Class SL (3)(4)	3,635	82
0.00% (1 Month Term SOFR + 3.19%, 2.00% Cap), 11/20/2048, Series 2018-155, Class PS (3)(4)	11,065	132
0.00% (1 Month Term SOFR + 2.70%, 2.81% Cap), 07/20/2049, Series 2019-92, Class S (3)(4)	18,829	196
0.00% (1 Month Term SOFR + 2.97%, 3.08% Cap), 08/20/2049, Series 2019-97, Class MS (3)(4)	11,302	140
0.00% (1 Month Term SOFR + 3.24%, 3.35% Cap), 08/20/2049, Series 2019-99, Class SA (3)(4)	9,548	148
0.00% (1 Month Term SOFR + 3.25%, 0.02% Cap), 01/20/2050, Series 2021-165, Class ST (3)(4)	2,393	1
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-46, Class S (3)(4)	4,038	67
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-51, Class SC (3)(4)	18,651	365
0.00% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-68, Class SP (3)(4)	4,979	116
0.00% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-66, Class SB (3)(4)	6,131	116
0.00% (30-day Average SOFR + 3.75%, 3.75% Cap), 04/20/2052, Series 2022-78, Class SB (3)(4)	10,889	218
0.00% (30-day Average SOFR + 3.60%, 3.60% Cap), 04/20/2052, Series 2022-78, Class MS (3)(4)	16,356	299
0.00% (30-day Average SOFR + 3.65%, 3.65% Cap), 05/20/2052, Series 2022-93, Class GS (3)(4)	3,852	66
0.00% (30-day Average SOFR + 3.95%, 3.95% Cap), 07/20/2052, Series 2022-133, Class SA (3)(4)	8,414	142
0.00% (30-day Average SOFR + 3.76%, 3.76% Cap), 07/20/2052, Series 2022-126, Class CS (3)(4)	22,986	346
0.00% (30-day Average SOFR + 3.60%, 3.60% Cap), 08/20/2052, Series 2022-148, Class DS (3)(4)	8,617	131
0.00%, 05/20/2053, Series 2023-169, Class EO	2,819	2,168

The accompanying notes are an integral part of these financial statements.

96

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
0.25% (1 Month Term SOFR + 5.59%, 5.70% Cap), 12/20/2038, Series 2008-93, Class AS (3)(4)	$92	$4
0.45% (1 Month Term SOFR + 5.79%, 5.90% Cap), 09/20/2038, Series 2008-76, Class US (3)(4)	82	2
0.50% (1 Month Term SOFR + 5.84%, 5.95% Cap), 02/20/2039, Series 2009-10, Class SA (3)(4)	64	3
0.50% (1 Month Term SOFR + 5.84%, 5.95% Cap), 06/20/2039, Series 2009-43, Class SA (3)(4)	63	2
0.55% (1 Month Term SOFR + 5.89%, 6.00% Cap), 11/20/2037, Series 2007-73, Class MI (3)(4)	60	1
0.55% (1 Month Term SOFR + 5.89%, 6.00% Cap), 02/20/2038, Series 2009-106, Class ST (3)(4)	485	17
0.55% (1 Month Term SOFR + 5.89%, 6.00% Cap), 08/20/2038, Series 2008-71, Class SC (3)(4)(10)	23	0
0.55% (1 Month Term SOFR + 5.89%, 6.00% Cap), 12/20/2038, Series 2008-96, Class SL (3)(4)	51	1
0.59% (1 Month Term SOFR + 5.93%, 6.04% Cap), 02/20/2039, Series 2009-6, Class SH (3)(4)(10)	39	0
0.63% (1 Month Term SOFR + 5.97%, 6.08% Cap), 11/20/2034, Series 2004-96, Class SC (3)(4)(10)	93	0
0.63% (1 Month Term SOFR + 5.97%, 6.08% Cap), 06/20/2039, Series 2009-42, Class SC (3)(4)	86	5
0.64% (1 Month Term SOFR + 5.98%, 6.09% Cap), 09/20/2039, Series 2009-81, Class SB (3)(4)	168	11
0.65% (1 Month Term SOFR + 5.99%, 6.10% Cap), 10/20/2034, Series 2004-90, Class SI (3)(4)	149	7
0.66% (1 Month Term SOFR + 5.99%, 6.10% Cap), 02/16/2039, Series 2009-6, Class SA (3)(4)(10)	33	0
0.66% (1 Month Term SOFR + 5.99%, 6.10% Cap), 07/16/2039, Series 2009-64, Class SN (3)(4)	74	3
0.70% (1 Month Term SOFR + 6.04%, 6.15% Cap), 07/20/2038, Series 2008-60, Class CS (3)(4)	68	2
0.71% (1 Month Term SOFR + 6.04%, 6.15% Cap), 02/16/2039, Series 2009-11, Class SC (3)(4)	43	1
0.75% (1 Month Term SOFR + 6.09%, 6.20% Cap), 03/20/2037, Series 2007-9, Class CI (3)(4)	67	3
0.75% (1 Month Term SOFR + 6.09%, 6.20% Cap), 04/20/2037, Series 2007-19, Class SD (3)(4)	32	1
0.75% (1 Month Term SOFR + 6.09%, 6.20% Cap), 05/20/2037, Series 2007-26, Class SC (3)(4)	60	2
0.75% (1 Month Term SOFR + 6.09%, 6.20% Cap), 05/20/2037, Series 2007-27, Class SD (3)(4)	65	2
0.75% (1 Month Term SOFR + 6.09%, 6.20% Cap), 06/20/2038, Series 2008-55, Class SA (3)(4)	20	1
0.75% (1 Month Term SOFR + 6.09%, 6.20% Cap), 09/20/2038, Series 2008-81, Class S (3)(4)	171	2
0.80% (1 Month Term SOFR + 6.14%, 6.25% Cap), 06/20/2037, Series 2007-36, Class SJ (3)(4)	49	1
0.81% (1 Month Term SOFR + 6.14%, 6.25% Cap), 08/16/2039, Series 2009-72, Class SM (3)(4)	93	5
0.82% (1 Month Term SOFR + 6.16%, 6.27% Cap), 04/20/2039, Series 2009-22, Class SA (3)(4)	102	5
0.85% (1 Month Term SOFR + 6.19%, 6.30% Cap), 09/20/2035, Series 2005-68, Class KI (3)(4)	211	16
0.85% (1 Month Term SOFR + 6.19%, 6.30% Cap), 04/20/2038, Series 2008-36, Class SH (3)(4)(10)	79	0
0.85% (1 Month Term SOFR + 6.19%, 6.30% Cap), 03/20/2039, Series 2009-31, Class TS (3)(4)(10)	31	0
0.96% (1 Month Term SOFR + 6.29%, 6.40% Cap), 05/16/2038, Series 2008-40, Class SA (3)(4)	234	13
0.96% (1 Month Term SOFR + 6.29%, 6.40% Cap), 11/16/2039, Series 2009-106, Class AS (3)(4)	140	11
1.03% (1 Month Term SOFR + 6.36%, 6.47% Cap), 06/16/2037, Series 2007-36, Class SE (3)(4)	38	1
1.05% (1 Month Term SOFR + 6.39%, 6.50% Cap), 11/20/2037, Series 2007-76, Class SB (3)(4)	117	2
1.06% (1 Month Term SOFR + 6.40%, 6.51% Cap), 11/20/2037, Series 2007-67, Class SI (3)(4)	63	1
1.10% (1 Month Term SOFR + 6.43%, 6.54% Cap), 11/16/2037, Series 2007-74, Class SL (3)(4)	65	1
1.10% (1 Month Term SOFR + 6.44%, 6.55% Cap), 09/20/2037, Series 2007-53, Class ES (3)(4)	54	2
1.10% (1 Month Term SOFR + 6.44%, 6.55% Cap), 11/20/2037, Series 2007-72, Class US (3)(4)	53	1
1.10% (1 Month Term SOFR + 6.44%, 6.55% Cap), 12/20/2037, Series 2007-79, Class SY (3)(4)	78	2
1.11% (1 Month Term SOFR + 6.44%, 6.55% Cap), 11/16/2033, Series 2003-97, Class SA (3)(4)(10)	19	0
1.11% (1 Month Term SOFR + 6.44%, 6.55% Cap), 12/16/2033, Series 2003-112, Class SA (3)(4)(10)	31	0
1.11% (1 Month Term SOFR + 6.44%, 6.55% Cap), 09/16/2034, Series 2004-73, Class JL (3)(4)	108	8
1.15% (1 Month Term SOFR + 6.49%, 6.60% Cap), 05/20/2041, Series 2011-75, Class SM (3)(4)	113	6
1.19% (1 Month Term SOFR + 6.53%, 6.64% Cap), 07/20/2037, Series 2007-45, Class QA (3)(4)	75	4
1.20%, 06/20/2067, Series 2017-H14, Class XI (5)	6,865	212
1.23% (1 Month Term SOFR + 6.57%, 6.68% Cap), 07/20/2037, Series 2007-40, Class SN (3)(4)	71	2
1.25% (1 Month Term SOFR + 6.59%, 6.70% Cap), 10/20/2036, Series 2006-59, Class SD (3)(4)	34	2
1.30% (1 Month Term SOFR + 6.64%, 6.75% Cap), 01/20/2035, Series 2005-3, Class SK (3)(4)	100	6
1.30% (1 Month Term SOFR + 6.64%, 6.75% Cap), 07/20/2037, Series 2007-40, Class SD (3)(4)	53	2
1.35% (1 Month Term SOFR + 6.69%, 6.80% Cap), 06/20/2035, Series 2008-79, Class CS (3)(4)	51	48
1.35% (1 Month Term SOFR + 6.69%, 6.80% Cap), 11/20/2036, Series 2006-65, Class SA (3)(4)(10)	54	0
1.37% (1 Month Term SOFR + 6.70%, 6.81% Cap), 04/16/2037, Series 2007-17, Class JI (3)(4)	91	7
1.65%, 01/20/2063, Series 2013-H01, Class FA (10)	0	0
1.65%, 02/20/2063, Series 2013-H04, Class BA	5	4
1.65%, 04/20/2063, Series 2013-H09, Class HA	7	7
1.85% (1 Month Term SOFR + 7.19%, 7.30% Cap), 12/20/2038, Series 2008-95, Class DS (3)(4)	148	4
2.00%, 07/01/2054 (11)	21,330	17,259
2.07% (1 Month Term SOFR + 22.30%, 22.73% Cap), 08/20/2035, Series 2005-65, Class SA (3)(4)	3	3
2.15% (1 Month Term SOFR + 7.49%, 7.60% Cap), 09/20/2038, Series 2009-25, Class SE (3)(4)	35	1

The accompanying notes are an integral part of these financial statements.

97

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
2.24%, 05/20/2067, Series 2017-H11, Class LI (5)	$6,106	$525
2.26% (1 Month Term SOFR + 7.59%, 7.70% Cap), 04/16/2038, Series 2008-33, Class XS (3)(4)	36	2
2.27% (1 Month Term SOFR + 7.59%, 7.70% Cap), 02/20/2033, Series 2003-12, Class SP (3)(4)(10)	9	0
2.49% (1 Month Term SOFR + 13.17%, 13.40% Cap), 10/20/2037, Series 2008-7, Class SP (3)(4)	9	8
2.50%, 07/01/2054 (11)	3,540	2,975
2.69% (1 Month Term SOFR + 28.90%, 29.46% Cap), 09/20/2034, Series 2004-71, Class SB (3)(4)	11	11
2.69% (1 Month Term SOFR + 20.45%, 20.83% Cap), 08/16/2035, Series 2005-66, Class SP (3)(4)	6	6
2.81% (1 Month Term SOFR + 8.14%, 8.25% Cap), 08/16/2031, Series 2001-35, Class SA (3)(4)(10)	5	0
3.00%, 12/20/2041, Series 2011-157, Class UY	1,000	862
3.00%, 10/20/2045, Series 2015-144, Class HP	546	481
3.00%, 09/20/2047, Series 2017-139, Class BA	728	644
3.00%, 07/01/2054 (11)	2,675	2,330
3.32% (1 Month Term SOFR + 16.16%, 16.43% Cap), 06/17/2035, Series 2005-68, Class DP (3)(4)	24	24
3.50%, 07/20/2046, Series 2018-160, Class PA	654	633
3.50%, 09/20/2046, Series 2018-34, Class DL	1,266	1,209
3.50%, 08/01/2054 (11)	3,445	3,093
3.59% (1 Month Term SOFR + 19.61%, 19.95% Cap), 11/20/2037, Series 2008-7, Class SK (3)(4)	6	6
3.72%, 01/20/2042, Series 2012-141, Class WC (5)	140	130
3.85% (1 Month Term SOFR + 19.86%, 20.21% Cap), 09/20/2037, Series 2007-53, Class SW (3)(4)	12	13
4.00%, 07/01/2054 (11)	2,610	2,412
4.02%, 09/16/2042, Series 2012-141, Class WB (5)	92	85
4.42% (1 Month Term SOFR + 23.96%, 24.38% Cap), 10/16/2034, Series 2004-89, Class LS (3)(4)	7	8
4.43%, 04/20/2043, Series 2013-91, Class WA (5)	125	117
4.50%, 07/01/2054 (11)	1,410	1,340
4.51%, 11/16/2041, Series 2012-141, Class WA (5)	163	159
4.55%, 10/20/2041, Series 2014-188, Class W (5)	230	225
4.60% (1 Month Term SOFR + 0.71%, 0.60% Floor, 4.60% Cap), 10/20/2062, Series 2012-H24, Class FE (3)	3	3
4.66%, 10/20/2042, Series 2014-41, Class W (5)	467	458
4.69%, 09/20/2041, Series 2013-26, Class AK (5)	121	119
4.69% (1 Month Term SOFR + 19.35%, 19.66% Cap), 04/16/2034, Series 2004-28, Class S (3)(4)	14	15
4.74% (1 Month Term SOFR + 16.47%, 16.72% Cap), 05/18/2034, Series 2005-7, Class JM (3)(4)(10)	0	0
4.76%, 03/20/2048, Series 2020-30, Class PT (5)	5,685	5,608
4.90%, 11/20/2042, Series 2013-54, Class WA (5)	94	93
5.00%, 07/01/2054 (11)	6,850	6,670
5.11%, 06/20/2040, Series 2013-75, Class WA (5)	65	65
5.14%, 07/20/2060, Series 2010-H17, Class XQ (5)	2	2
5.32%, 01/20/2039, Series 2014-6, Class W (5)	285	287
5.50%, 04/20/2033, Series 2003-25, Class PZ	77	77
5.50%, 03/16/2034, Series 2004-17, Class MZ	1,187	1,183
5.50%, 07/20/2035, Series 2005-56, Class IC	10	1
5.50%, 09/20/2035, Series 2005-72, Class AZ	45	45
5.50%, 02/20/2038, Series 2008-17, Class IO (10)	12	0
5.50%, 07/01/2038 (11)	8,155	8,091
5.50%, 05/20/2039, Series 2009-33, Class CI	14	1
5.50%, 09/20/2039, Series 2009-75, Class MN	306	312
5.50%, 10/20/2039, Series 2009-87, Class BE	338	343
5.50% (1 Month Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap), 03/20/2060, Series 2012-H24, Class FA (3)	18	18
5.50% (1 Month Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap), 05/20/2062, Series 2012-H15, Class FA (3)(10)	0	0
5.54%, 01/20/2038, Series 2015-137, Class WA (5)	260	261
5.56%, 10/20/2036, Series 2006-57, Class PZ	60	60
5.57%, 08/20/2038, Series 2012-59, Class WA (5)	98	99
5.59% (1 Month Term SOFR + 0.54%, 0.43% Floor, 5.59% Cap), 04/20/2060, Series 2012-H24, Class FG (3)	2	2
5.59% (1 Month Term SOFR + 0.41%, 0.30% Floor, 5.59% Cap), 08/20/2060, Series 2013-H03, Class FA (3)(10)	0	0
5.59%, 07/20/2040, Series 2011-137, Class WA (5)	96	97
5.67%, 08/20/2034, Series 2010-103, Class WA (5)	28	28
5.74% (1 Month Term SOFR + 0.41%, 0.30% Floor), 11/20/2062, Series 2013-H02, Class HF (3)(10)	0	0
5.74% (1 Month Term SOFR + 0.41%, 0.30% Floor, 6.50% Cap), 05/16/2037, Series 2007-25, Class FN (3)	29	29
5.75%, 07/20/2038, Series 2008-69, Class QD	12	12

The accompanying notes are an integral part of these financial statements.

98

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
5.76% (1 Month Term SOFR + 0.43%, 0.32% Floor, 10.50% Cap), 01/20/2063, Series 2013-H01, Class JA (3)	$122	$122
5.78% (1 Month Term SOFR + 0.45%, 0.34% Floor, 11.00% Cap), 12/20/2062, Series 2012-H31, Class FD (3)	574	572
5.82%, 10/20/2033, Series 2010-41, Class WA (5)	49	49
5.85% (1 Month Term SOFR + 0.52%, 0.41% Floor, 11.00% Cap), 03/20/2063, Series 2013-H07, Class HA (3)	172	172
5.85%, 02/20/2037, Series 2011-22, Class WA (5)	20	20
5.86% (1 Month Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap), 02/20/2063, Series 2013-H04, Class SA (3)	102	101
5.87%, 12/20/2038, Series 2011-163, Class WA (5)	219	222
5.87%, 04/20/2037, Series 2010-129, Class AW (5)	34	35
5.88% (1 Month Term SOFR + 0.55%, 0.44% Floor, 11.00% Cap), 07/20/2065, Series 2015-H16, Class FL (3)	1,687	1,684
5.89% (1 Month Term SOFR + 0.56%, 0.45% Floor, 11.00% Cap), 06/20/2065, Series 2015-H18, Class FA (3)	404	403
5.89% (1 Month Term SOFR + 0.56%, 0.45% Floor, 11.00% Cap), 08/20/2067, Series 2017-H19, Class FA (3)	251	251
5.91% (1 Month Term SOFR + 0.58%, 0.47% Floor), 08/20/2061, Series 2011-H19, Class FA (3)	80	80
5.91% (1 Month Term SOFR + 0.58%, 0.47% Floor, 10.50% Cap), 03/20/2063, Series 2013-H07, Class GA (3)	41	41
5.91% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 06/20/2063, Series 2013-H14, Class FD (3)	251	251
5.91% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 07/20/2064, Series 2014-H14, Class GF (3)	395	394
5.91% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 09/20/2064, Series 2014-H19, Class FE (3)	1,627	1,625
5.91% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 08/20/2065, Series 2015-H20, Class FA (3)	291	291
5.91% (1 Month Term SOFR + 0.58%, 11.00% Cap), 02/20/2065, Series 2015-H07, Class ES (3)	473	472
5.92% (1 Month Term SOFR + 0.59%, 0.48% Floor, 11.00% Cap), 02/20/2065, Series 2015-H05, Class FC (3)	1,863	1,854
5.92% (1 Month Term SOFR + 0.59%, 0.48% Floor, 11.00% Cap), 03/20/2065, Series 2015-H08, Class FC (3)	3,166	3,162
5.92% (1 Month Term SOFR + 0.59%, 11.00% Cap), 04/20/2065, Series 2015-H10, Class FC (3)	2,758	2,754
5.94% (1 Month Term SOFR + 0.61%, 0.50% Floor, 10.66% Cap), 03/20/2061, Series 2011-H11, Class FA (3)	455	455
5.94% (1 Month Term SOFR + 0.61%, 0.50% Floor), 01/20/2063, Series 2013-H01, Class TA (3)	4	4
5.94% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 06/20/2064, Series 2014-H11, Class VA (3)	1,193	1,192
5.94% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H15, Class FA (3)	977	976
5.94% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H17, Class FC (3)	1,160	1,154
5.94% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 12/20/2064, Series 2015-H03, Class FA (3)	463	463
5.94% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 06/20/2067, Series 2017-H14, Class FV (3)	2,658	2,654
5.95% (1 Month Term SOFR + 0.63%, 0.52% Floor, 11.50% Cap), 10/20/2062, Series 2012-H29, Class FA (3)	234	234
5.99% (1 Month Term SOFR + 0.66%, 0.55% Floor), 10/20/2061, Series 2012-H26, Class JA (3)	2	2
5.99% (1 Month Term SOFR + 0.66%, 0.55% Floor), 04/20/2062, Series 2013-H07, Class MA (3)	1	1
5.99% (1 Month Term SOFR + 0.66%, 0.55% Floor), 07/20/2062, Series 2012-H26, Class MA (3)	4	4
6.00% (1 Month Term SOFR + 0.67%, 0.56% Floor, 11.00% Cap), 03/20/2067, Series 2017-H09, Class DF (3)	2,716	2,714
6.00%, 09/16/2033, Series 2003-75, Class ZX	41	41
6.00%, 06/20/2034, Series 2004-49, Class Z	104	105
6.00%, 12/20/2035, Series 2005-91, Class PI	21	2
6.00%, 06/20/2038, Series 2008-50, Class KB	41	42
6.00%, 05/20/2039, Series 2009-33, Class TI	19	2
6.00%, 07/01/2054 (11)	8,565	8,601
6.02% (1 Month Term SOFR + 0.69%, 0.58% Floor), 09/20/2062, Series 2012-H28, Class FA (3)	5	5
6.04% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap), 04/20/2064, Series 2014-H09, Class TA (3)	286	286
6.04% (1 Month Term SOFR + 0.71%, 0.60% Floor), 04/20/2064, Series 2014-H10, Class TA (3)	1,674	1,674
6.04% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap), 05/20/2064, Series 2014-H07, Class FA (3)	3,004	3,005
6.04% (1 Month Term SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 10/20/2064, Series 2014-H20, Class LF (3)	790	787
6.09% (1 Month Term SOFR + 0.76%, 0.65% Floor), 05/20/2061, Series 2012-H21, Class DF (3)	8	8
6.09% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 01/20/2064, Series 2014-H01, Class FD (3)	275	275
6.09% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 02/20/2064, Series 2014-H04, Class FB (3)	571	572
6.09% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 03/20/2064, Series 2014-H06, Class HB (3)	479	479
6.10%, 11/20/2038, Series 2011-97, Class WA (5)	52	53
6.13% (1 Month Term SOFR + 0.80%, 0.69% Floor, 11.00% Cap), 02/20/2064, Series 2014-H05, Class FA (3)	1,792	1,794
6.14% (1 Month Term SOFR + 0.81%, 0.70% Floor), 05/20/2061, Series 2012-H21, Class CF (3)	8	8
6.14% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.00% Cap), 04/20/2062, Series 2012-H08, Class FS (3)	374	374
6.27% (1 Month Term SOFR + 0.93%, 0.82% Floor, 7.00% Cap), 07/20/2038, Series 2008-58, Class FA (3)	151	152
6.50%, 07/20/2032, Series 2002-52, Class GH	27	26
6.50%, 01/20/2033, Series 2003-58, Class BE	36	36
6.50%, 05/20/2033, Series 2003-46, Class MG	28	28
6.50%, 07/20/2036, Series 2006-33, Class Z	111	113
6.50%, 08/20/2036, Series 2006-38, Class ZK	139	138

The accompanying notes are an integral part of these financial statements.

99

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
6.50%, 03/20/2039, Series 2009-14, Class KI	$22	$2
6.50%, 03/20/2039, Series 2009-14, Class NI	50	6
6.72% (1 Month Term SOFR + 1.39%, 1.28% Floor), 02/20/2071, Series 2021-H03, Class LF (3)	11,731	11,912
7.00% (1 Month Term SOFR + 43.78%, 7.00% Cap), 09/20/2034, Series 2004-71, Class ST (3)(4)	11	11
7.00%, 08/16/2039, Series 2009-104, Class AB	3	3
7.00%, 10/16/2040, Series 2010-130, Class CP	165	172
Ginnie Mae I Pool
3.00%, 05/15/2043	211	188
3.00%, 07/15/2045	525	461
3.50%, 01/15/2042	1,697	1,566
3.50%, 03/15/2043	658	605
3.50%, 04/15/2043	1,448	1,331
3.50%, 06/15/2043	681	626
3.50%, 07/15/2043	303	279
4.00%, 06/15/2039	159	148
4.00%, 10/15/2040	87	82
4.50%, 04/15/2040	618	600
5.50%, 04/15/2033	126	131
5.50%, 06/15/2033	1	1
5.50%, 12/15/2033	5	5
5.50%, 07/15/2034	2	2
5.50%, 09/15/2034	2	2
6.50%, 03/15/2028	2	2
6.50%, 09/15/2028	3	3
6.50%, 10/15/2028 (10)	0	0
6.50%, 01/15/2032	22	22
6.50%, 07/15/2032	2	2
6.50%, 02/15/2033	5	6
6.50%, 04/15/2033	4	5
6.50%, 12/15/2035	22	23
7.00%, 09/15/2031	25	26
7.00%, 02/15/2033	4	4
7.00%, 06/15/2033	8	9
7.00%, 06/15/2035	54	55
7.00%, 04/15/2037	6	5
7.50%, 11/15/2026 (10)	0	0
7.50%, 07/15/2027 (10)	0	0
7.50%, 09/15/2028	1	1
7.50%, 10/15/2037	14	14
Ginnie Mae II Pool
2.00%, 10/20/2050	5,084	3,988
2.00%, 01/20/2051	13,474	10,914
2.00%, 03/20/2051	4,118	3,334
2.00%, 08/20/2051	3,177	2,571
2.00%, 10/20/2051	12,067	9,767
2.00%, 11/20/2051	11,623	9,408
2.00%, 12/20/2051	4,985	4,035
2.00%, 01/20/2052	8,620	6,980
2.50%, 12/20/2046	902	768
2.50%, 06/20/2050	1,658	1,397
2.50%, 09/20/2050	51	43
2.50%, 09/20/2050	2,923	2,447
2.50%, 09/20/2050	4,624	3,932
2.50%, 10/20/2050	234	197
2.50%, 11/20/2050	178	150
2.50%, 12/20/2050	3,281	2,764
2.50%, 01/20/2051	2,036	1,715
2.50%, 02/20/2051	12,684	10,685

The accompanying notes are an integral part of these financial statements.

100

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
2.50%, 03/20/2051	$11,871	$9,890
2.50%, 03/20/2051	14,600	12,293
2.50%, 04/20/2051	11,958	10,051
2.50%, 05/20/2051	8,973	7,542
2.50%, 06/20/2051	13,066	10,938
2.50%, 08/20/2051	55,881	46,983
2.50%, 09/20/2051	6,719	5,594
2.50%, 09/20/2051	13,684	11,505
2.50%, 10/20/2051	6,615	5,560
2.50%, 11/20/2051	15,806	13,286
2.50%, 12/20/2051	21,301	17,907
2.50%, 03/20/2052	10,736	8,971
2.50%, 02/20/2053	3,100	2,608
2.93%, 10/20/2070 (5)	6,562	5,870
3.00%, 06/20/2042	124	110
3.00%, 08/20/2042	1,607	1,440
3.00%, 11/20/2042	907	806
3.00%, 12/20/2042	463	412
3.00%, 01/20/2043	460	409
3.00%, 04/20/2043	1,132	1,006
3.00%, 09/20/2043	352	313
3.00%, 10/20/2043	56	49
3.00%, 01/20/2044	311	276
3.00%, 07/20/2044	120	107
3.00%, 12/20/2044	191	170
3.00%, 04/20/2045	1,711	1,521
3.00%, 05/20/2045	304	270
3.00%, 07/20/2045	731	649
3.00%, 10/20/2045	834	740
3.00%, 11/20/2045	203	180
3.00%, 02/20/2046	293	259
3.00%, 04/20/2046	1,725	1,526
3.00%, 05/20/2046	74	65
3.00%, 07/20/2046	1,422	1,257
3.00%, 08/20/2046	10,675	9,452
3.00%, 09/20/2046	490	433
3.00%, 01/20/2047	1,156	1,021
3.00%, 02/20/2047	1,723	1,523
3.00%, 03/20/2047	183	161
3.00%, 10/20/2047	9,315	8,219
3.00%, 04/20/2049	446	393
3.00%, 07/20/2049	1,823	1,602
3.00%, 10/20/2049	4,630	4,057
3.00%, 11/20/2049	4,517	3,957
3.00%, 12/20/2049 (9)	6,028	5,278
3.00%, 01/20/2050	5,949	5,219
3.00%, 02/20/2050	105	92
3.00%, 09/20/2050	307	268
3.00%, 09/20/2050	2,406	2,096
3.00%, 09/20/2050	6,667	5,808
3.00%, 05/20/2051	4,518	3,941
3.00%, 07/20/2051	26,580	23,200
3.00%, 08/20/2051	19,406	16,934
3.00%, 09/20/2051	3,045	2,655
3.00%, 10/20/2051	4,874	4,250
3.00%, 11/20/2051	414	361
3.00%, 12/20/2051	1,934	1,686
3.00%, 12/20/2051	4,995	4,472

The accompanying notes are an integral part of these financial statements.

101

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
3.02%, 12/20/2070 (5)	$3,437	$3,054
3.04%, 06/20/2070 (5)	4,309	3,850
3.07%, 09/20/2070 (5)	3,994	3,573
3.10%, 12/20/2071 (5)	9,447	8,368
3.48%, 04/20/2072 (5)	3,343	3,004
3.50%, 06/20/2042	8,275	7,588
3.50%, 10/20/2042	1,766	1,620
3.50%, 11/20/2042	612	561
3.50%, 05/20/2043	427	392
3.50%, 03/20/2045	434	396
3.50%, 04/20/2045	3,304	3,016
3.50%, 10/20/2045	2,784	2,539
3.50%, 01/20/2046	1,684	1,535
3.50%, 02/20/2046	4,523	4,122
3.50%, 03/20/2046	1,444	1,317
3.50%, 04/20/2046	10,629	9,684
3.50%, 05/20/2046	3,360	3,061
3.50%, 06/20/2046	1,318	1,193
3.50%, 07/20/2046 (9)	3,030	2,759
3.50%, 08/20/2046	450	410
3.50%, 09/20/2046	350	319
3.50%, 11/20/2046	538	490
3.50%, 12/20/2046	2,408	2,192
3.50%, 01/20/2047	15	14
3.50%, 02/20/2047	2,417	2,198
3.50%, 03/20/2047	104	95
3.50%, 04/20/2047	128	116
3.50%, 05/20/2047	2,374	2,158
3.50%, 07/20/2047	1,890	1,721
3.50%, 08/20/2047	100	91
3.50%, 11/20/2047	4,367	3,963
3.50%, 12/20/2047	808	733
3.50%, 04/20/2048	3,017	2,738
3.50%, 06/20/2049	696	630
3.50%, 11/20/2049	2,630	2,296
3.50%, 08/20/2050	6,595	5,922
3.50%, 01/20/2051	7,671	6,794
3.50%, 02/20/2051	1,820	1,647
3.50%, 06/20/2051	1,593	1,438
3.50%, 02/20/2052	1,920	1,732
3.50%, 02/20/2052	3,238	2,918
3.50%, 02/20/2052	4,888	4,329
3.50%, 02/20/2052	6,604	5,929
4.00%, 10/20/2040	729	693
4.00%, 06/20/2042	1,029	978
4.00%, 10/20/2042	2,342	2,225
4.00%, 12/20/2042	1,201	1,141
4.00%, 02/20/2043	506	480
4.00%, 10/20/2043	1,337	1,270
4.00%, 11/20/2044	749	708
4.00%, 12/20/2044	556	527
4.00%, 03/20/2045	151	143
4.00%, 05/20/2045	1,761	1,663
4.00%, 07/20/2045	624	587
4.00%, 08/20/2045	3,896	3,683
4.00%, 11/20/2045	1,275	1,201
4.00%, 01/20/2046	300	283
4.00%, 03/20/2046	324	305

The accompanying notes are an integral part of these financial statements.

102

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
4.00%, 04/20/2046	$848	$799
4.00%, 05/20/2046	1,428	1,344
4.00%, 06/20/2046	673	634
4.00%, 11/20/2046	602	566
4.00%, 02/20/2047	880	825
4.00%, 03/20/2047	1,767	1,659
4.00%, 05/20/2047	139	131
4.00%, 05/20/2047	147	137
4.00%, 06/20/2047	1,164	1,087
4.00%, 07/20/2047	3,059	2,870
4.00%, 09/20/2047	869	815
4.00%, 12/20/2047	1,166	1,092
4.00%, 01/20/2048	780	730
4.00%, 02/20/2048	120	112
4.00%, 06/20/2048	1,928	1,803
4.00%, 01/20/2050	2,268	2,119
4.00%, 12/20/2051	4,170	3,800
4.00%, 12/20/2051	10,383	9,460
4.00%, 04/20/2052	3,895	3,599
4.00%, 06/20/2052	956	884
4.00%, 08/20/2052	26,061	24,083
4.00%, 11/20/2052	2,767	2,557
4.25%, 12/20/2047	919	863
4.50%, 06/20/2040	253	247
4.50%, 01/20/2041	227	222
4.50%, 03/20/2041	199	194
4.50%, 05/20/2041	99	96
4.50%, 06/20/2041	709	692
4.50%, 09/20/2041	242	236
4.50%, 09/20/2043	542	527
4.50%, 10/20/2043	1,047	1,016
4.50%, 12/20/2043	573	556
4.50%, 10/20/2045	5,948	5,772
4.50%, 01/20/2046	857	829
4.50%, 07/20/2046	387	376
4.50%, 09/20/2046	757	724
4.50%, 11/20/2046	1,161	1,127
4.50%, 03/20/2047	205	198
4.50%, 07/20/2047	1,920	1,854
4.50%, 08/20/2047	508	491
4.50%, 09/20/2047	2,588	2,504
4.50%, 01/20/2048	374	360
4.50%, 02/20/2048	1,655	1,597
4.50%, 03/20/2048	184	178
4.50%, 04/20/2048	155	149
4.50%, 04/20/2048	949	911
4.50%, 04/20/2048	1,006	960
4.50%, 04/20/2048	1,392	1,332
4.50%, 05/20/2048	691	658
4.50%, 05/20/2048	1,812	1,718
4.50%, 05/20/2048	2,309	2,209
4.50%, 09/20/2048	380	366
4.50%, 11/20/2049	4,841	4,602
4.50%, 01/20/2053	11,960	11,381
4.50%, 05/20/2053	2,439	2,320
5.00%, 10/20/2037	148	148
5.00%, 07/20/2040	66	66
5.00%, 06/20/2044	298	298

The accompanying notes are an integral part of these financial statements.

103

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
5.00%, 07/20/2044	$249	$249
5.00%, 08/20/2045	317	317
5.00%, 09/20/2046	742	742
5.00%, 10/20/2047	101	100
5.00%, 11/20/2047	502	497
5.00%, 06/20/2048	709	698
5.00%, 07/20/2048	224	223
5.00%, 07/20/2048	1,274	1,240
5.00%, 02/20/2049	2,504	2,466
5.00%, 07/20/2049	272	273
5.00%, 08/20/2049	4,985	4,976
5.00%, 09/20/2049	2,645	2,581
5.00%, 05/20/2052	3,402	3,261
5.50%, 09/20/2039	41	42
5.50%, 07/20/2053	1,580	1,593
6.00%, 03/20/2028	1	1
6.00%, 11/20/2033	2	2
6.00%, 09/20/2038	170	177
6.00%, 11/20/2038	1	1
6.00%, 08/20/2039	75	77
6.00%, 01/20/2053	2,563	2,575
6.48% (1 Year CMT Index + 1.47%, 1.47% Floor, 6.59% Cap), 11/20/2071 (3)	3,648	3,748
6.50%, 07/20/2029	22	22
6.58% (1 Year CMT Index + 1.58%, 1.58% Floor, 6.72% Cap), 11/20/2071 (3)	4,461	4,603
6.64% (1 Year CMT Index + 1.65%, 1.65% Floor, 8.70% Cap), 05/20/2072 (3)	10,219	10,617
6.64% (1 Year CMT Index + 1.64%, 1.64% Floor, 6.76% Cap), 11/20/2071 (3)	4,159	4,306
6.68% (1 Year CMT Index + 1.66%, 1.66% Floor, 8.24% Cap), 04/20/2072 (3)	13,435	13,959
6.71% (1 Year CMT Index + 1.70%, 1.70% Floor, 7.85% Cap), 03/20/2072 (3)	10,652	11,082
6.72% (1 Year CMT Index + 1.70%, 1.70% Floor, 8.41% Cap), 04/20/2072 (3)	10,114	10,521
6.72% (1 Year CMT Index + 1.74%, 1.74% Floor, 8.38% Cap), 04/20/2072 (3)	9,341	9,716
6.74% (1 Year CMT Index + 1.74%, 1.74% Floor, 6.84% Cap), 10/20/2071 (3)	10,904	11,325
6.75% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.86% Cap), 10/20/2071 (3)	11,088	11,514
6.76% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.92% Cap), 11/20/2071 (3)	11,975	12,456
6.77% (1 Year CMT Index + 1.76%, 1.76% Floor, 6.90% Cap), 11/20/2071 (3)	10,848	11,290
6.78% (1 Year CMT Index + 1.76%, 1.76% Floor, 6.84% Cap), 08/20/2071 (3)	9,926	10,315
6.79% (1 Year CMT Index + 1.78%, 1.78% Floor, 7.00% Cap), 12/20/2071 (3)	9,955	10,369
6.80% (1 Year CMT Index + 1.79%, 1.79% Floor, 6.86% Cap), 09/20/2071 (3)	10,026	10,443
6.81% (1 Year CMT Index + 1.84%, 1.84% Floor, 6.91% Cap), 08/20/2071 (3)	10,106	10,535
6.82% (1 Year CMT Index + 1.81%, 1.81% Floor, 8.49% Cap), 04/20/2072 (3)	3,344	3,494
6.83% (1 Year CMT Index + 1.83%, 1.83% Floor, 9.67% Cap), 07/20/2072 (3)	10,418	10,944
6.97% (1 Year CMT Index + 1.97%, 1.96% Floor, 8.17% Cap), 03/20/2072 (3)	9,673	10,146
7.00%, 08/20/2038	7	7
7.50%, 02/20/2028 (10)	0	0
7.50%, 09/20/2028	1	1
8.00%, 12/20/2025 (10)	0	0
8.00%, 06/20/2026 (10)	0	0
8.00%, 08/20/2026 (10)	0	0
8.00%, 09/20/2026 (10)	0	0
8.00%, 11/20/2026 (10)	0	0
8.00%, 10/20/2027	1	1
8.00%, 11/20/2027 (10)	0	0
8.00%, 12/20/2027 (10)	0	0
8.00%, 09/20/2028 (10)	0	0
8.50%, 04/20/2025 (10)	0	0
GMACM Mortgage Loan Trust 2005-AR3
4.39%, 06/19/2035, Series 2005-AR3, Class 3A4 (5)	25	23
GS Mortgage Securities Trust
4.26%, 07/10/2051, Series 2018-GS10, Class A3 (5)	28,521	27,591

The accompanying notes are an integral part of these financial statements.

104

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047, Series 2014-GC26, Class A4	$3,558	$3,545
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049, Series 2016-GS4, Class A3	11,387	10,838
GS Mortgage-Backed Securities Trust 2024-RPL2
3.75%, 07/25/2061, Series 2024-RPL2, Class A1 (1)(5)	2,213	2,093
GSMPS Mortgage Loan Trust 2004-4
5.86% (1 Month Term SOFR + 0.51%, 0.40% Floor), 06/25/2034, Series 2004-4, Class 1AF (1)(3)	31	27
GSMPS Mortgage Loan Trust 2005-RP2
5.81% (1 Month Term SOFR + 0.46%, 0.35% Floor), 03/25/2035, Series 2005-RP2, Class 1AF (1)(3)	53	48
GSMPS Mortgage Loan Trust 2005-RP3
0.00%, 09/25/2035, Series 2005-RP3, Class 1AS (1)(5)	273	1
5.81% (1 Month Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap), 09/25/2035, Series 2005-RP3, Class 1AF (1)(3)	371	312
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033, Series 2003-3F, Class 4A3	5	4
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034, Series 2004-13F, Class 3A3	10	9
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034, Series 2004-6F, Class 2A4	20	20
6.50%, 05/25/2034, Series 2004-6F, Class 3A4	17	17
GSR Mortgage Loan Trust 2005-5F
5.50% (1 Month Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap), 06/25/2035, Series 2005-5F, Class 8A3 (3)	9	8
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035, Series 2005-7F, Class 3A9	42	40
GSR Mortgage Loan Trust 2005-AR6
4.97%, 09/25/2035, Series 2005-AR6, Class 3A1 (5)	3	2
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036, Series 2006-1F, Class 1A3	10	20
6.00%, 02/25/2036, Series 2006-1F, Class 2A4	169	74
Home RE 2019-1 Ltd.
7.10% (30-day Average SOFR + 1.76%), 05/25/2029, Series 2019-1, Class M1 (1)(3)	513	513
HPA 2022-SFR1
3.95%, 04/15/2026 (5)	9,833	9,538
Impac CMB Trust Series 2004-4
5.30%, 09/25/2034, Series 2004-4, Class 2A2 (2)	4	5
Impac CMB Trust Series 2004-7
6.20% (1 Month Term SOFR + 0.85%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 1A1 (3)	187	182
Impac CMB Trust Series 2005-4
6.06% (1 Month Term SOFR + 0.41%, 0.30% Floor, 10.25% Cap), 05/25/2035, Series 2005-4, Class 2A1 (3)	42	38
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033, Series 2003-2, Class A1	32	24
Impac Secured Assets Trust 2006-1
6.16% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap), 05/25/2036, Series 2006-1, Class 2A1 (3)	45	40
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A (1)	5,445	5,201
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.20%, 08/12/2037, Series 2005-CB11, Class X1 (1)(5)(10)	693	0
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051, Series 2007-LD12, Class X (5)(10)	154	0
JP Morgan Chase Commercial Mortgage Securities Trust 2019-BKWD
6.94% (1 Month Term SOFR + 1.61%, 1.00% Floor), 09/15/2029, Series 2019-BKWD, Class A (1)(3)	4,709	4,427
JP Morgan Mortgage Trust 2004-A3
7.63%, 07/25/2034, Series 2004-A3, Class 4A1 (5)	1	1
JP Morgan Mortgage Trust 2004-A4
7.06%, 09/25/2034, Series 2004-A4, Class 1A1 (5)	6	5
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034, Series 2004-S1, Class 1A7	2	2

The accompanying notes are an integral part of these financial statements.

105

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
JP Morgan Mortgage Trust 2005-A1
5.51%, 02/25/2035, Series 2005-A1, Class 3A4 (5)	$23	$22
JP Morgan Mortgage Trust 2006-A2
6.08%, 11/25/2033, Series 2006-A2, Class 5A3 (5)	44	42
6.98%, 08/25/2034, Series 2006-A2, Class 4A1 (5)	140	139
JP Morgan Mortgage Trust 2006-A3
4.84%, 08/25/2034, Series 2006-A3, Class 6A1 (5)	14	13
JP Morgan Mortgage Trust 2006-A7
4.46%, 01/25/2037, Series 2006-A7, Class 2A4R (5)	38	28
JP Morgan Mortgage Trust 2007-A1
5.51%, 07/25/2035, Series 2007-A1, Class 5A1 (5)	16	16
5.51%, 07/25/2035, Series 2007-A1, Class 5A2 (5)	248	240
JP Morgan Mortgage Trust 2007-A2
5.36%, 04/25/2037, Series 2007-A2, Class 2A3 (5)	89	64
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047, Series 2014-C25, Class A4A1	5,433	5,405
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050, Series 2017-JP5, Class A4	6,324	6,010
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050, Series 2017-JP7, Class A4	20,000	18,676
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036, Series 2013-GCP, Class A2 (1)	1,027	920
LCCM 2017-LC26
3.29%, 07/12/2050, Series 2017-LC26, Class A3 (1)	15,067	14,259
Legacy Mortgage Asset Trust 2019-PR1
7.86%, 09/25/2059, Series 2019-PR1, Class A1 (1)(2)	7,525	7,523
Legacy Mortgage Asset Trust 2021-GS1
4.89%, 10/25/2066, Series 2021-GS1, Class A1 (1)(2)	4,434	4,358
Legacy Mortgage Asset Trust 2021-GS2
4.75%, 04/25/2061, Series 2021-GS2, Class A1 (1)(2)	4,334	4,254
Legacy Mortgage Asset Trust 2021-GS4
1.65%, 11/25/2060, Series 2021-GS4, Class A1 (1)(2)	1,886	1,837
Lehman Mortgage Trust 2006-2
5.77%, 04/25/2036, Series 2006-2, Class 1A1 (5)	35	22
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037, Series 2007-6, Class 1A8	7	6
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038, Series 2008-2, Class 1A6	218	65
MASTR Adjustable Rate Mortgages Trust 2004-13
6.41%, 04/21/2034, Series 2004-13, Class 2A1 (5)	44	41
MASTR Adjustable Rate Mortgages Trust 2004-15
6.45%, 12/25/2034, Series 2004-15, Class 3A1 (5)	7	6
MASTR Adjustable Rate Mortgages Trust 2004-3
4.58%, 04/25/2034, Series 2004-3, Class 4A2 (5)	17	15
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033, Series 2003-9, Class 2A1	20	19
6.00%, 01/25/2034, Series 2003-9, Class 8A1	8	7
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034, Series 2004-3, Class 3A1	104	102
6.25%, 04/25/2034, Series 2004-3, Class 2A1	15	15
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034, Series 2004-6, Class 30PO	14	10
6.00%, 07/25/2034, Series 2004-6, Class 7A1	9	9
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034, Series 2004-7, Class 30PO	9	6
MASTR Alternative Loan Trust 2005-6
5.50%, 12/25/2035, Series 2005-6, Class 3A1	7	6

The accompanying notes are an integral part of these financial statements.

106

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033, Series 2003-12, Class 30PO	$1	$1
5.00%, 12/25/2033, Series 2003-12, Class 6A1	7	7
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034, Series 2004-1, Class 30PO	1	1
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033, Series 2004-4, Class 1A6	17	16
MASTR Reperforming Loan Trust 2005-2
5.81% (1 Month Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap), 05/25/2035, Series 2005-2, Class 1A1F (1)(3)	592	300
MASTR Reperforming Loan Trust 2006-2
4.12%, 05/25/2036, Series 2006-2, Class 1A1 (1)(5)	61	48
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035, Series 2005-PO, Class 3PO (1)	8	6
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
6.56%, 06/25/2037, Series 2007-3, Class 1A3 (5)	1	1
Merrill Lynch Mortgage Investors Trust Series 2003-A5
6.32%, 08/25/2033, Series 2003-A5, Class 2A6 (5)	10	10
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
6.08% (1 Month Term SOFR + 0.73%, 0.62% Floor, 11.75% Cap), 10/25/2028, Series 2003-E, Class A1 (3)	21	20
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
6.10% (1 Month Term SOFR + 0.75%, 0.64% Floor, 11.75% Cap), 10/25/2028, Series 2003-F, Class A1 (3)	15	14
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
5.38%, 12/25/2034, Series 2004-1, Class 2A1 (5)	23	21
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
5.92% (1 Month Term SOFR + 0.57%, 0.46% Floor, 11.75% Cap), 04/25/2029, Series 2004-A, Class A1 (3)	8	8
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
6.30% (6 Month Term SOFR + 1.03%, 0.60% Floor, 11.75% Cap), 07/25/2029, Series 2004-C, Class A2 (3)	14	13
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
5.50%, 08/25/2034, Series 2004-A4, Class A2 (5)	24	22
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
5.78%, 02/25/2035, Series 2005-A2, Class A1 (5)	47	42
MFA 2021-RPL1 Trust
1.13%, 07/25/2060, Series 2021-RPL1, Class A1 (1)(5)	7,716	6,806
MHC Commercial Mortgage Trust 2021-MHC
6.79% (1 Month Term SOFR + 1.47%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C (1)(3)	9,479	9,385
Mill City Mortgage Loan Trust 2021-NMR1
1.13%, 11/25/2060, Series 2021-NMR1, Class A1 (1)(5)	1,270	1,186
Mill City Securities 2021-RS1 Ltd.
2.91%, 04/28/2066, Series 2021-RS1, Class A1 (1)(5)	5,074	4,672
MNR ABS ISSUER I LLC
8.95%, 12/15/2038, Series 2023-1 NT, Class A2	4,733	4,784
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048, Series 2015-C20, Class A4	3,652	3,605
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050, Series 2015-C23, Class A3	17,305	17,014
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048, Series 2015-C24, Class A3	4,106	4,026
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5	7,336	6,877
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
3.72%, 12/15/2049, Series 2016-C32, Class A4	8,436	8,070
Morgan Stanley Capital I Trust 2015-UBS8
3.81%, 12/15/2048, Series 2015-UBS8, Class A4	6,675	6,457
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049, Series 2016-UB11, Class A3	19,530	18,492
Morgan Stanley Capital I Trust 2016-UBS12
3.60%, 12/15/2049, Series 2016-UB12, Class A4	80	75

The accompanying notes are an integral part of these financial statements.

107

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
Morgan Stanley Capital I Trust 2020-L4
2.70%, 02/15/2053, Series 2020-L4, Class A3	$15,419	$13,413
Morgan Stanley Mortgage Loan Trust 2004-3
5.65%, 04/25/2034, Series 2004-3, Class 4A (5)	67	65
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D (1)	6,108	4,093
2.72%, 12/15/2036, Series 2019-PARK, Class A (1)	9,990	8,642
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
5.92% (1 Month Term SOFR + 0.59%, 0.24% Floor, 10.00% Cap), 06/15/2030, Series 2000-TBC2, Class A1 (3)	40	38
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
5.88% (1 Month Term SOFR + 0.55%, 0.22% Floor, 10.00% Cap), 12/15/2030, Series 2000-TBC3, Class A1 (3)	9	9
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034, Series 2004-R2, Class A1 (1)(5)	28	24
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057, Series 2017-2A, Class A3 (1)(5)	1,174	1,104
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057, Series 2017-3A, Class A1 (1)(5)	1,963	1,844
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057, Series 2017-4A, Class A1 (1)(5)	1,146	1,077
New Residential Mortgage Loan Trust 2024-RPL1
3.80%, 01/25/2064, Series 2024-RPL1, Class A (1)(5)	4,338	4,013
NLT 2023-1 Trust
3.20%, 10/25/2062, Series 2023-1, Class A1 (1)(5)	1,540	1,361
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
5.50%, 05/25/2033, Series 2003-A1, Class A1	2	2
6.00%, 05/25/2033, Series 2003-A1, Class A2	5	5
7.00%, 04/25/2033, Series 2003-A1, Class A5	8	8
NYMT Loan Trust 2024-CP1
3.75%, 02/25/2068, Series 2024-CP1, Class A1 (1)(5)	4,744	4,366
OBX 2022-NQM2 Trust
2.96%, 01/25/2062, Series 2022-NQM2, Class A1 (1)(5)	7,466	6,831
OBX 2022-NQM5 Trust
4.31%, 05/25/2062, Series 2022-NQM5, Class A1 (1)(2)	8,602	8,314
OBX 2024-HYB1 Trust
3.56%, 03/25/2053, Series 2024-HYB1, Class A1 (1)(5)	8,505	8,244
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034, Series 2004-CL1, Class 1A1	20	19
PRPM 2021-RPL1 LLC
1.32%, 07/25/2051, Series 2021-RPL1, Class A1 (1)(2)	2,499	2,239
PRPM 2023-RCF2 LLC
4.00%, 11/25/2053, Series 2023-RCF2, Class A1 (1)(2)	5,931	5,702
PRPM 2024-1 LLC
6.96%, 02/25/2029, Series 2024-1, Class A1 (1)(2)	4,490	4,507
PRPM 2024-3
6.99%, 05/25/2029, Series 2024-3, Class A1 (1)(2)	1,611	1,611
PRPM 2024-RCF2 LLC
3.75%, 03/25/2054, Series 2024-RCF2, Class A1 (1)(2)	4,383	4,183
PRPM 2024-RPL1 LLC
4.20%, 12/25/2064, Series 2024-RPL1, Class A1 (1)(2)	2,304	2,213
RALI Series 2002-QS16 Trust
5.21% (1 Month Term SOFR + 16.38%, 16.62% Cap), 10/25/2049, Series 2002-QS16, Class A3 (3)(4)(10)	0	0
RALI Series 2003-QS9 Trust
2.09% (1 Month Term SOFR + 7.44%, 7.55% Cap), 05/25/2049, Series 2003-QS9, Class A3 (3)(4)	1	1
RALI Series 2005-QA6 Trust
7.11%, 05/25/2035, Series 2005-QA6, Class A32 (5)	73	41
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037, Series 2007-QS1, Class 1A1	8	6
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031, Series 2013-SMV, Class A (1)	496	466

The accompanying notes are an integral part of these financial statements.

108

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035, Series 2005-R1, Class 2APO (1)	$3	$2
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034, Series 2004-A7, Class A6	1,122	1,069
RT FIN 2023 LLC
7.85%, 10/15/2043 (1)	5,930	5,990
Sequoia Mortgage Trust 2004-10
6.07% (1 Month Term SOFR + 0.73%, 0.62% Floor, 11.50% Cap), 11/20/2034, Series 2004-10, Class A1A (3)	16	15
Sequoia Mortgage Trust 2004-11
6.05% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.50% Cap), 12/20/2034, Series 2004-11, Class A1 (3)	35	31
Sequoia Mortgage Trust 2004-12
6.03% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035, Series 2004-12, Class A3 (3)	36	34
Sequoia Mortgage Trust 2004-8
6.15% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A1 (3)	317	275
6.41% (6 Month Term SOFR + 1.17%, 0.74% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A2 (3)	46	42
SLG Office Trust 2021-OVA
2.59%, 07/15/2041, Series 2021-OVA, Class A (1)	9,955	8,121
Starwood Mortgage Residential Trust 2022-1
2.45%, 12/25/2066, Series 2022-1, Class A1 (1)(5)	13,565	11,770
Structured Asset Mortgage Investments II Trust 2004-AR5
6.11% (1 Month Term SOFR + 0.77%, 0.66% Floor, 11.00% Cap), 10/19/2034, Series 2004-AR5, Class 1A1 (3)	38	35
Structured Asset Mortgage Investments II Trust 2005-AR5
5.95% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/19/2035, Series 2005-AR5, Class A3 (3)	180	168
Structured Asset Mortgage Investments Trust 2003-CL1
5.86% (1 Month Term SOFR + 0.51%, 0.40% Floor, 8.00% Cap), 07/25/2032, Series 2003-CL1, Class 1F1 (3)	65	62
Structured Asset Securities Corp.
4.85%, 02/25/2034, Series 2004-4XS, Class 1A5 (2)	95	89
5.81% (1 Month Term SOFR + 0.46%, 0.35% Floor), 06/25/2035, Series 2005-RF3, Class 1A (1)(3)	39	33
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A
5.91%, 11/25/2033, Series 2003-34A, Class 3A3 (5)	7	7
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-37A
5.87%, 12/25/2033, Series 2003-37A, Class 2A (5)	40	38
6.02%, 12/25/2033, Series 2003-37A, Class 8A2 (5)	521	499
Thornburg Mortgage Securities Trust 2003-4
6.10% (1 Month Term SOFR + 0.75%, 0.64% Floor, 11.50% Cap), 09/25/2043, Series 2003-4, Class A1 (3)	192	179
Thornburg Mortgage Securities Trust 2003-5
5.15%, 10/25/2043, Series 2003-5, Class 3A (5)	749	705
Thornburg Mortgage Securities Trust 2004-4
5.66%, 12/25/2044, Series 2004-4, Class 3A (5)	101	94
Thornburg Mortgage Securities Trust 2005-1
5.59%, 04/25/2045, Series 2005-1, Class A3 (5)	219	206
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057, Series 2017-6, Class A1 (1)(5)	1,637	1,578
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058, Series 2018-1, Class A1 (1)(5)	1,213	1,179
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1 (1)(5)	3,114	2,964
Towd Point Mortgage Trust 2019-HY3
6.46% (1 Month Term SOFR + 1.11%, 1.00% Floor), 10/25/2059, Series 2019-HY3, Class A1A (1)(3)	614	624
Towd Point Mortgage Trust 2020-2
1.64%, 04/25/2060, Series 2020-2, Class A1A (1)(5)	16,413	14,553
Towd Point Mortgage Trust 2020-4
1.75%, 10/25/2060, Series 2020-4, Class A1 (1)	2,031	1,798
Towd Point Mortgage Trust 2021-R1
2.92%, 11/30/2060, Series 2021-R1, Class A1 (1)(5)	13,038	11,058
Towd Point Mortgage Trust 2021-SJ1
2.25%, 07/25/2068, Series 2021-SJ1, Class A1 (1)(5)	5,849	5,480
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A (1)(5)	8,032	7,634

The accompanying notes are an integral part of these financial statements.

109

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Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
Towd Point Mortgage Trust 2022-2
3.75%, 07/01/2062, Series 2022-2, Class A1 (1)(5)	$14,807	$13,686
Towd Point Mortgage Trust 2022-3
3.75%, 08/01/2062, Series 2022-3, Class A1 (1)(5)	13,966	13,098
Towd Point Mortgage Trust 2023-1
3.75%, 01/25/2063, Series 2023-1, Class A1 (1)	7,010	6,601
Towd Point Mortgage Trust 2024-1
4.37%, 03/25/2064, Series 2024-1, Class A1 (1)(5)	4,803	4,787
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050, Series 2017-C5, Class A4	21,500	20,238
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051, Series 2018-C9, Class A3	8,450	7,978
UBS-BAMLL Trust 2012-WRM
3.66%, 06/10/2030, Series 2012-WRM, Class A (1)	57	53
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026, Series 1996-1, Class 1Z	18	18
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026, Series 1996-2, Class 1Z	7	7
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027, Series 1997-1, Class 2Z	26	26
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028, Series 1998-1, Class 2E	23	23
VM Master Issuer LLC
5.16%, 05/24/2025, Series 2022-1, Class A1 (1)(5)	10,175	10,022
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.00%, 03/15/2045, Series 2006-C24, Class XC (1)(5)(10)	257	0
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
5.85%, 10/25/2033, Series 2003-AR11, Class A6 (5)	78	71
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
5.68%, 08/25/2033, Series 2003-AR7, Class A7 (5)	26	24
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
5.68%, 09/25/2033, Series 2003-AR9, Class 1A6 (5)	141	130
5.85%, 09/25/2033, Series 2003-AR9, Class 2A (5)	13	12
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033, Series 2003-S1, Class A5	28	28
WaMu Mortgage Pass-Through Certificates Series 2003-S4
2.45% (1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033, Series 2003-S4, Class 2A10 (3)(4)	7	6
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033, Series 2003-S9, Class P	1	1
5.25%, 10/25/2033, Series 2003-S9, Class A8	100	94
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
5.40%, 01/25/2035, Series 2004-AR14, Class A1 (5)	813	723
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
5.77%, 06/25/2034, Series 2004-AR3, Class A2 (5)	39	35
5.77%, 06/25/2034, Series 2004-AR3, Class A1 (5)	698	624
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
6.00%, 08/25/2034, Series 2004-CB2, Class 3A	246	241
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
6.50%, 10/25/2034, Series 2004-CB3, Class 2A	727	719
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033, Series 2004-RS2, Class A4	15	14
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034, Series 2004-S2, Class 2A4	66	64
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034, Series 2004-S3, Class 1A5	6	5
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
4.17%, 09/25/2036, Series 2006-AR10, Class 2P (5)	4	4
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
4.39%, 08/25/2046, Series 2006-AR8, Class 1A2 (5)	27	23

The accompanying notes are an integral part of these financial statements.

110

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Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Mortgage-Backed Obligations – 34.32% – (continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035, Series 2005-1, Class CP	$4	$2
5.50%, 03/25/2035, Series 2005-1, Class 1A1	36	34
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
0.00% (1 Month Term SOFR + 4.89%, 5.00% Cap), 04/25/2035, Series 2005-2, Class 2A3 (3)(4)	67	2
0.00% (1 Month Term SOFR + 4.94%, 5.05% Cap), 04/25/2035, Series 2005-2, Class 1A4 (3)(4)	308	8
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035, Series 2005-4, Class CX	109	16
5.50%, 06/25/2035, Series 2005-4, Class CB7	105	89
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035, Series 2005-6, Class 2A4	16	14
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036, Series 2006-1, Class 3A2	9	8
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033, Series 2003-MS7, Class P (10)	0	0
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033, Series 2003-1, Class APO	1	1
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037, Series 2007-PA3, Class 1A2	10	8
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048, Series 2015-C26, Class ASB	721	716
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048, Series 2015-C29, Class A3	6,649	6,535
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058, Series 2015-C30, Class A4	729	712
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048, Series 2015-C31, Class A4	3,280	3,190
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058, Series 2015-NXS2, Class A4	15,000	14,685
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048, Series 2015-P2, Class A4	7,273	7,077
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049, Series 2016-C34, Class A4	2,211	2,116
Wells Fargo Commercial Mortgage Trust 2016-NXS6
2.64%, 11/15/2049, Series 2016-NXS6, Class A3	20,000	18,999
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050, Series 2017-C38, Class A4	12,293	11,597
Wells Fargo Commercial Mortgage Trust 2017-RC1
3.63%, 01/15/2060, Series 2017-RC1, Class A4	10,000	9,538
Wells Fargo Commercial Mortgage Trust 2018-C47
4.44%, 09/15/2061, Series 2018-C47, Class A4	8,850	8,526
Wells Fargo Commercial Mortgage Trust 2020-C57
1.86%, 08/15/2053, Series 2020-C57, Class A3	19,500	16,275
Wells Fargo Commercial Mortgage Trust 2020-C58
1.81%, 07/15/2053, Series 2020-C58, Class A3	23,000	19,235
Wells Fargo Commercial Mortgage Trust 2021-SAVE
6.59% (1 Month Term SOFR + 1.26%, 1.15% Floor), 02/15/2040, Series 2021-SAVE, Class A (1)(3)	3,138	3,115
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037, Series 2007-7, Class A7	5	4
WFRBS Commercial Mortgage Trust 2013-C11
4.20%, 03/15/2045, Series 2013-C11, Class D (1)(5)	300	249
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047, Series 2014-C21, Class A5	3,290	3,275
WFRBS Commercial Mortgage Trust 2014-C25
3.63%, 11/15/2047, Series 2014-C25, Class A5	3,846	3,808

Total Mortgage-Backed Obligations (Cost: $6,335,333)		5,859,241

Total Bonds & Notes (Cost: $18,136,204)		16,860,635

The accompanying notes are an integral part of these financial statements.

111

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Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
PREFERRED STOCKS – 0.01%
Financials – 0.01%
State Street Corp., 5.35%	95	$2,284

Total Financials		2,284

Total Preferred Stocks (Cost: $2,375)		2,284

SHORT-TERM INVESTMENTS – 2.30%
Money Market Funds – 2.30%
Fidelity Institutional Money Market Government Fund – Class I, 5.25% (12)	392,419	392,419

Total Money Market Funds (Cost: $392,419)		392,419

	Principal Amount (000s)	Value (000s)

Time Deposits – 0.00% (13)
Citibank, New York, 4.83% due 07/01/2024	$72	72
Sumitomo Trust Bank, London, 4.83% due 07/01/2024	253	253

Total Time Deposits (Cost: $325)		325

Total Short-Term Investments (Cost: $392,744)		392,744

TOTAL INVESTMENTS IN SECURITIES – 101.07% (Cost: $18,531,323)		17,255,663

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.07)%		(183,406)

TOTAL NET ASSETS – 100.00%		$17,072,257

Percentages are stated as a percent of net assets.

REIT Real Estate Investment Trust

(1)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,493,304, which represents 20.46% of total net assets.

(2)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of June 30, 2024.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2024.

(4)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(5)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2024.

(6)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $323, which represents 0.00% of total net assets.

(7)	Payment in-kind security for which part of the income earned may be paid as additional principal.

(8)	Inflation protected security. The value of these securities totals $3,623, which represents 0.02% of total net assets.

(9)	All or a portion of the security assigned as collateral for certain futures contracts. The value of these pledged issues totals $19,081, which represents 0.11% of total net assets.

(10)	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

112

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Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

(11)	Delayed delivery purchase commitment security. The value of these securities totals $194,771, which represents 1.14% of total net assets.

(12)	Represents annualized seven-day yield as of the close of the reporting period.

(13)	Amount calculated is less than 0.005%.

(14)	Security that is restricted at June 30, 2024. The value of these securities totals $5,719, which represents 0.03% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
1,126	U.S. 2 Year Note Future	Sep. 2024	$229,539	$229,950	$411
1,949	U.S. 5 Year Note Future	Sep. 2024	206,363	207,721	1,358
711	U.S. 10 Year Note Future	Sep. 2024	77,913	78,199	286
496	U.S. Long Bond Future	Sep. 2024	58,099	58,683	584
92	U.S. Ultra 10 Year Note Future	Sep. 2024	10,371	10,445	74
1,512	U.S. Ultra Bond Future	Sep. 2024	187,923	189,520	1,597

					$4,310

The accompanying notes are an integral part of these financial statements.

113

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Schedule of Investments

June 30, 2024

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 109.08%
Asset-Backed Obligations – 11.28%
522 Funding CLO 2018-3A Ltd.
6.63% (3 Month Term SOFR + 1.30%, 1.04% Floor), 10/20/2031, Series 2018-3A, Class AR (1)(2)	$2,261	$2,264
522 Funding CLO 2019-5 Ltd.
6.66% (3 Month Term SOFR + 1.33%, 1.33% Floor), 04/15/2035, Series 2019-5A, Class AR (1)(2)	4,710	4,719
720 East CLO V Ltd.
7.18% (3 Month Term SOFR + 1.85%), 07/20/2037, Series 2024-2A, Class B (1)(2)	1,000	999
Aaset 2021-2 Trust
2.80%, 01/15/2047, Series 2021-2A, Class A (1)	6,739	6,026
AASET 2022-1 LLC
6.00%, 05/16/2047, Series 2022-1A, Class A (1)	1,698	1,695
ABFC 2005-WMC1 Trust
6.19% (1 Month Term SOFR + 0.85%, 0.74% Floor), 06/25/2035, Series 2005-WMC1, Class M3 (2)	3,353	3,178
ABFC 2007-NC1 Trust
5.76% (1 Month Term SOFR + 0.41%, 0.30% Floor), 05/25/2037, Series 2007-NC1, Class A2 (1)(2)	7,632	6,985
Accredited Mortgage Loan Trust 2006-2
5.72% (1 Month Term SOFR + 0.37%, 0.26% Floor), 09/25/2036, Series 2006-2, Class A4 (2)	103	101
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
6.39% (1 Month Term SOFR + 1.04%, 0.93% Floor), 11/25/2034, Series 2004-HE3, Class M1 (2)	3,106	3,069
ACE Securities Corp. Home Equity Loan Trust Series 2005-AG1
6.15% (1 Month Term SOFR + 0.80%, 0.69% Floor), 08/25/2035, Series 2005-AG1, Class M2 (2)	3,552	2,746
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
6.16% (1 Month Term SOFR + 0.82%, 0.71% Floor), 05/25/2035, Series 2005-HE3, Class M3 (2)	1,631	1,588
ACE Securities Corp. Mortgage Loan Trust Series 2007-D1
6.93%, 02/25/2038, Series 2007-D1, Class A4 (1)(3)	135	106
Aegis Asset Backed Securities Corp. Mortgage Pass-Through Certificates Series 2003-2
6.58% (1 Month Term SOFR + 1.24%, 1.13% Floor), 11/25/2033, Series 2003-2, Class M1 (2)	527	508
Affirm Asset Securitization Trust 2023-B
6.82%, 09/15/2028, Series 2023-B, Class A (1)	5,360	5,424
Affirm Asset Securitization Trust 2023-X1
7.11%, 11/15/2028, Series 2023-X1, Class A (1)	1,915	1,921
Affirm Asset Securitization Trust 2024-A
5.61%, 02/15/2029, Series 2024-A, Class A (1)	4,793	4,778
5.61%, 02/15/2029, Series 2024-A, Class 1A (1)	9,415	9,400
6.89%, 02/15/2029, Series 2024-A, Class 1D (1)	535	537
AGL CLO 24 Ltd.
7.97% (3 Month Term SOFR + 2.65%, 2.65% Floor), 07/25/2036, Series 2023-24A, Class B (1)(2)	500	503
AGL CLO 29 Ltd.
7.38% (3 Month Term SOFR + 2.05%, 2.05% Floor), 04/21/2037, Series 2024-29A, Class B (1)(2)	1,000	1,002
AGL Core CLO 15 Ltd.
6.74% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/20/2035, Series 2021-15A, Class A1 (1)(2)	3,850	3,858
AGL Core CLO 2 Ltd.
7.08% (3 Month Term SOFR + 1.75%, 1.75% Floor), 07/20/2037, Series 2019-2A, Class BR (1)(2)	2,000	1,995
AGL Core CLO 31 Ltd.
0.00% (3 Month Term SOFR + 1.90%, 1.90% Floor), 07/15/2037, Series 2024-31A, Class C (1)(2)(4)	1,000	1,001
0.00% (3 Month Term SOFR + 1.68%, 1.68% Floor), 07/15/2037, Series 2024-31A, Class B (1)(2)(4)	12,500	12,500
Aimco CLO 12 Ltd.
6.49% (3 Month Term SOFR + 1.17%, 1.17% Floor), 01/17/2032, Series 2020-12A, Class AR (1)(2)	2,175	2,178
Aimco CLO 14 Ltd.
8.49% (3 Month Term SOFR + 3.16%, 2.90% Floor), 04/20/2034, Series 2021-14A, Class D (1)(2)	1,940	1,937
AIMCO CLO 22 Ltd.
11.83% (3 Month Term SOFR + 6.50%, 6.50% Floor), 04/19/2037, Series 2024-22A, Class E (1)(2)	500	498
Aligned Data Centers Issuer LLC
1.94%, 08/15/2046, Series 2021-1A, Class A2 (1)	17,968	16,549
Allegro CLO IX Ltd.
6.56% (3 Month Term SOFR + 1.23%, 1.23% Floor), 10/16/2031, Series 2018-3A, Class A1R (1)(2)	11,070	11,074

The accompanying notes are an integral part of these financial statements.

114

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Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
American Credit Acceptance Receivables Trust 2021-4
1.82%, 02/14/2028, Series 2021-4, Class D (1)		$3,462	$3,408
American Credit Acceptance Receivables Trust 2022-1
2.46%, 03/13/2028, Series 2022-1, Class D (1)		3,475	3,410
American Credit Acceptance Receivables Trust 2022-4
7.86%, 02/15/2029, Series 2022-4, Class C (1)		1,273	1,283
American Credit Acceptance Receivables Trust 2023-2
5.96%, 08/13/2029, Series 2023-2, Class C (1)		9,950	9,947
American Credit Acceptance Receivables Trust 2023-3
6.82%, 10/12/2029, Series 2023-3, Class D (1)		3,310	3,350
American Credit Acceptance Receivables Trust 2023-4
7.65%, 09/12/2030, Series 2023-4, Class D (1)		7,400	7,665
American Homes 4 Rent 2015-SFR1 Trust
5.64%, 04/17/2052, Series 2015-SFR1, Class E (1)		6,400	6,366
5.89%, 04/17/2052, Series 2015-SFR1, Class F (1)		2,378	2,364
AmeriCredit Automobile Receivables Trust 2020-1
1.80%, 12/18/2025, Series 2020-1, Class D		2,631	2,625
AmeriCredit Automobile Receivables Trust 2020-2
2.13%, 03/18/2026, Series 2020-2, Class D		5,720	5,651
AmeriCredit Automobile Receivables Trust 2020-3
1.49%, 09/18/2026, Series 2020-3, Class D		7,135	6,930
AmeriCredit Automobile Receivables Trust 2024-1
5.43%, 01/18/2029, Series 2024-1, Class A3		16,000	16,025
AMMC CLO 28 Ltd.
6.88% (3 Month Term SOFR + 1.55%, 1.55% Floor), 07/20/2037, Series 2024-28A, Class A1A (1)(2)		24,000	24,000
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class B (1)		20,305	19,218
Anchorage Capital CLO 15 Ltd.
6.79% (3 Month Term SOFR + 1.46%, 1.20% Floor), 07/20/2034, Series 2020-15A, Class AR (1)(2)		250	250
Anchorage Capital CLO 16 Ltd.
6.79% (3 Month Term SOFR + 1.46%, 1.20% Floor), 01/19/2035, Series 2020-16A, Class A1R (1)(2)		2,870	2,874
Anchorage Capital CLO 7 Ltd.
7.78% (3 Month Term SOFR + 2.45%, 2.45% Floor), 04/28/2037, Series 2015-7A, Class CR3 (1)(2)		1,500	1,496
9.13% (3 Month Term SOFR + 3.80%, 3.80% Floor), 04/28/2037, Series 2015-7A, Class DR3 (1)(2)		1,000	994
Apidos CLO XII
0.00% (3 Month Term SOFR + 1.08%, 1.08% Floor), 04/15/2031, Series 2013-12A, Class ARR (1)(2)(4)		26,000	26,000
APIDOS CLO XLVIII Ltd.
0.00% (3 Month Term SOFR + 2.05%, 2.05% Floor), 07/25/2037, Series 2024-48A, Class C (1)(2)(4)		500	500
0.00% (3 Month Term SOFR + 5.75%, 5.75% Floor), 07/25/2037, Series 2024-48A, Class E (1)(2)(4)		500	503
0.00% (3 Month Term SOFR + 1.70%, 1.70% Floor), 07/25/2037, Series 2024-48A, Class B (1)(2)(4)		3,750	3,753
Apidos CLO XX
6.69% (3 Month Term SOFR + 1.36%), 07/16/2031, Series 2015-20A, Class A1RA (1)(2)		3,549	3,551
Apidos CLO XXIII
6.81% (3 Month Term SOFR + 1.48%, 1.22% Floor), 04/15/2033, Series 2015-23A, Class AR (1)(2)		5,000	5,003
Apidos CLO XXIV
6.54% (3 Month Term SOFR + 1.21%, 0.95% Floor), 10/20/2030, Series 2016-24A, Class A1AL (1)(2)		1,574	1,578
Apidos CLO XXXVII
6.72% (3 Month Term SOFR + 1.39%, 1.13% Floor), 10/22/2034, Series 2021-37A, Class A (1)(2)		1,000	1,003
Applebee’s Funding LLC / IHOP Funding LLC
7.82%, 03/05/2053, Series 2023-1A, Class A2 (1)		10,610	10,969
Aqua Finance Trust 2021-A
2.40%, 07/17/2046, Series 2021-A, Class B (1)		1,550	1,288
Ares European CLO VII DAC
4.63% (3 Month EURIBOR + 0.66%, 0.66% Floor), 10/15/2030, Series 7A, Class A1RR (1)(2)	EUR	13,954	14,891
Ares LIX CLO Ltd.
6.99% (3 Month Term SOFR + 1.66%, 1.40% Floor), 04/25/2034, Series 2021-59A, Class B1 (1)(2)		$4,500	4,508
Ares LXII CLO Ltd.
7.24% (3 Month Term SOFR + 1.91%, 1.91% Floor), 01/25/2034, Series 2021-62A, Class B (1)(2)		8,350	8,350

The accompanying notes are an integral part of these financial statements.

115

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
Argent Securities Trust 2006-M1
5.76% (1 Month Term SOFR + 0.41%, 0.30% Floor), 07/25/2036, Series 2006-M1, Class A2C (2)		$1,277	$338
Ascent Education Funding Trust 2024-A
6.14%, 10/25/2050, Series 2024-A, Class A (1)		485	489
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC 2006-HE3
3.48% (1 Month Term SOFR + 0.56%, 0.45% Floor), 03/25/2036, Series 2006-HE3, Class M1 (2)		12,294	10,380
Atrium XV
0.00% (3 Month Term SOFR + 2.25%, 2.25% Floor), 07/16/2037, Series 15A, Class CR (1)(2)(4)		450	450
Aurium CLO III DAC
4.64% (3 Month EURIBOR + 0.67%, 0.67% Floor), 04/16/2030, Series 3A, Class AR (1)(2)	EUR	891	951
Auto ABS Italian Stella Loans 2024-1 SRL
5.34% (1 Month EURIBOR + 1.70%), 12/29/2036, Series 1, Class C (18)		173	186
5.94% (1 Month EURIBOR + 2.30%), 12/29/2036, Series 1, Class D (18)		164	176
8.14% (1 Month EURIBOR + 4.50%), 12/29/2036, Series 1, Class E (18)		155	166
Auxilior Term Funding 2023-1 LLC
6.18%, 12/15/2028, Series 2023-1A, Class A2 (1)		$2,520	2,531
Avis Budget Rental Car Funding AESOP LLC
2.02%, 02/20/2027, Series 2020-2A, Class A (1)		9,740	9,246
2.35%, 02/20/2028, Series 2A, Class C (1)		3,030	2,754
4.08%, 02/20/2028, Series 2021-2A, Class D (1)		13,395	11,969
6.48%, 06/20/2030, Series 2024-1A, Class C (1)		480	483
7.24%, 06/20/2029, Series 2023-4A, Class C (1)		5,640	5,815
7.34%, 02/20/2030, Series 2023-8A, Class C (1)		1,870	1,944
Bain Capital Credit CLO 2018-2
6.67% (3 Month Term SOFR + 1.34%), 07/19/2031, Series 2018-2A, Class A1 (1)(2)		208	209
Bain Capital Credit CLO 2021-4 Ltd.
6.76% (3 Month Term SOFR + 1.43%, 1.17% Floor), 10/20/2034, Series 2021-4A, Class A1 (1)(2)		2,840	2,844
7.24% (3 Month Term SOFR + 1.91%, 1.65% Floor), 10/20/2034, Series 2021-4A, Class B (1)(2)		4,075	4,072
Bain Capital Credit CLO 2024-3 Ltd.
7.09% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/16/2037, Series 2024-3A, Class B (1)(2)		1,000	1,001
Bain Capital Euro CLO 2018-2 DAC
4.45% (3 Month EURIBOR + 0.74%, 0.74% Floor), 01/20/2032, Series 2018-2A, Class AR (1)(2)	EUR	23,450	25,068
Ballyrock CLO 15 Ltd.
6.65% (3 Month Term SOFR + 1.32%, 1.06% Floor), 04/15/2034, Series 2021-1A, Class A1 (1)(2)		$10,050	10,062
Barclays Mortgage Trust 2021-NPL1
2.00%, 11/25/2051, Series 2021-NPL1, Class A (1)(3)		1,056	1,016
Barings CLO Ltd. 2018-III
6.54% (3 Month Term SOFR + 1.21%), 07/20/2029, Series 2018-3A, Class A1 (1)(2)		70	70
BCMSC Trust 1999-B
6.61%, 12/15/2029, Series 1999-B, Class A1B (5)		3,594	310
Bear Stearns Asset Backed Securities I Trust 2004-HE6
5.76% (1 Month Term SOFR + 0.97%, 0.86% Floor), 08/25/2034, Series 2004-HE6, Class M1 (2)		7,225	7,065
Bear Stearns Asset Backed Securities I Trust 2005-AQ1
6.58% (1 Month Term SOFR + 1.24%, 1.13% Floor), 03/25/2035, Series 2005-AQ1, Class M3 (2)		144	143
Bear Stearns Asset Backed Securities I Trust 2005-EC1
5.25% (1 Month Term SOFR + 0.89%, 0.78% Floor), 11/25/2035, Series 2005-EC1, Class M3 (2)		3,949	3,914
Bear Stearns Asset Backed Securities I Trust 2005-HE1
6.04% (1 Month Term SOFR + 2.44%, 2.33% Floor), 01/25/2035, Series 2005-HE1, Class M5 (2)		1,292	1,267
Bear Stearns Asset Backed Securities I Trust 2007-HE2
5.62% (1 Month Term SOFR + 0.27%, 0.16% Floor), 02/25/2037, Series 2007-HE2, Class 2A3 (2)		93	93
Benefit Street Partners CLO IV Ltd.
6.67% (3 Month Term SOFR + 1.35%, 1.35% Floor), 04/20/2034, Series 2014-IVA, Class AR4 (1)(2)		24,000	24,112
7.22% (3 Month Term SOFR + 1.90%, 1.90% Floor), 04/20/2034, Series 2014-IVA, Class BR4 (1)(2)		9,750	9,794
Benefit Street Partners CLO V-B Ltd.
7.48% (3 Month Term SOFR + 2.15%, 2.15% Floor), 07/20/2037, Series 2018-5BA, Class CR (1)(2)		500	500
Benefit Street Partners CLO X Ltd.
6.80% (3 Month Term SOFR + 1.47%, 1.21% Floor), 04/20/2034, Series 2016-10A, Class A1RR (1)(2)		12,795	12,821

The accompanying notes are an integral part of these financial statements.

116

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
Benefit Street Partners CLO XII Ltd.
7.09% (3 Month Term SOFR + 1.76%, 1.50% Floor), 10/15/2030, Series 2017-12A, Class A2R (1)(2)		$4,850	$4,857
Benefit Street Partners CLO XIX Ltd.
6.92% (3 Month Term SOFR + 1.60%, 1.60% Floor), 01/15/2033, Series 2019-19A, Class BR (1)(2)		1,550	1,548
Benefit Street Partners CLO XX Ltd.
6.76% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/15/2034, Series 2020-20A, Class AR (1)(2)		6,155	6,163
BHG Securitization Trust 2022-A
2.70%, 02/20/2035, Series 2022-A, Class B (1)		12,175	11,709
BHG Securitization Trust 2022-C
5.93%, 10/17/2035, Series 2022-C, Class B (1)		551	548
BHG Securitization Trust 2023-B
7.45%, 12/17/2036, Series 2023-B, Class B (1)		5,710	5,879
Birch Grove CLO 2 Ltd.
6.85% (3 Month Term SOFR + 1.52%, 1.26% Floor), 10/19/2034, Series 2021-2A, Class A1 (1)(2)		4,000	4,003
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041, Series 2016-1A, Class A (1)(3)		602	596
BlueMountain CLO 2015-3 Ltd.
7.09% (3 Month Term SOFR + 1.76%), 04/20/2031, Series 2015-3A, Class A2R (1)(2)		2,515	2,518
BRE Grand Islander Timeshare Issuer 2019-A LLC
3.28%, 09/26/2033, Series 2019-A, Class A (1)		814	784
Brex Commercial Charge Card Master Trust
6.05%, 07/15/2027, Series 2024-1, Class A1 (1)		1,145	1,144
Bridgecrest Lending Auto Securitization Trust 2023-1
7.84%, 08/15/2029, Series 2023-1, Class D		13,770	14,380
Bridgecrest Lending Auto Securitization Trust 2024-1
5.53%, 01/18/2028, Series 2024-1, Class A3		3,000	2,994
5.82%, 09/15/2026, Series 2024-1, Class A2		2,073	2,073
Bridgecrest Lending Auto Securitization Trust 2024-2
6.07%, 02/15/2030, Series 2024-2, Class C		5,100	5,145
6.30%, 02/15/2030, Series 2024-2, Class D		5,500	5,556
Brignole Co.
0.00% (1 Month EURIBOR + 2.00%), 02/24/2042, Series 2024, Class C (2)(4)(18)	EUR	121	130
0.00% (1 Month EURIBOR + 4.00%), 02/24/2042, Series 2024, Class D (2)(4)(18)		174	187
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A (1)		$1,308	1,239
Business Jet Securities 2024-1 LLC
6.20%, 05/15/2039, Series 2024-1A, Class A (1)		3,077	3,088
Carlyle Global Market Strategies CLO 2013-4 Ltd.
6.59% (3 Month Term SOFR + 1.26%, 1.00% Floor), 01/15/2031, Series 2013-4A, Class A1RR (1)(2)		679	680
Carlyle Global Market Strategies CLO 2014-1 Ltd.
6.55% (3 Month Term SOFR + 1.23%, 0.97% Floor), 04/17/2031, Series 2014-1A, Class A1R2 (1)(2)		703	703
6.98% (3 Month Term SOFR + 1.66%, 1.40% Floor), 04/17/2031, Series 2014-1A, Class BR2 (1)(2)		5,750	5,762
Carlyle Global Market Strategies CLO 2014-2R Ltd.
6.63% (3 Month Term SOFR + 1.31%), 05/15/2031, Series 2014-2RA, Class A1 (1)(2)		767	768
Carlyle Global Market Strategies CLO 2014-3-R Ltd.
6.64% (3 Month Term SOFR + 1.31%), 07/27/2031, Series 2014-3RA, Class A1A (1)(2)		1,658	1,660
Carlyle Global Market Strategies CLO 2014-5 Ltd.
6.73% (3 Month Term SOFR + 1.40%, 1.14% Floor), 07/15/2031, Series 2014-5A, Class A1RR (1)(2)		7,772	7,781
Carlyle U.S. CLO 2017-4 Ltd.
6.77% (3 Month Term SOFR + 1.44%, 1.18% Floor), 01/15/2030, Series 2017-4A, Class A1 (1)(2)		7,743	7,742
Carlyle U.S. CLO 2019-1 Ltd.
6.67% (3 Month Term SOFR + 1.34%, 1.08% Floor), 04/20/2031, Series 2019-1A, Class A1AR (1)(2)		3,980	3,988
Carlyle U.S. CLO 2021-1 Ltd.
6.73% (3 Month Term SOFR + 1.40%, 1.14% Floor), 04/15/2034, Series 2021-1A, Class A1 (1)(2)		1,750	1,754
Carlyle U.S. CLO 2021-8 Ltd.
7.24% (3 Month Term SOFR + 1.91%, 1.65% Floor), 10/15/2034, Series 2021-8A, Class B (1)(2)		2,000	2,004
CarMax Auto Owner Trust 2020-3
2.53%, 01/15/2027, Series 2020-3, Class D		1,510	1,507

The accompanying notes are an integral part of these financial statements.

117

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
CarMax Auto Owner Trust 2020-4
1.75%, 04/15/2027, Series 2020-4, Class D	$1,875	$1,837
CarMax Auto Owner Trust 2021-1
1.28%, 07/15/2027, Series 2021-1, Class D	825	796
CarMax Auto Owner Trust 2021-3
1.50%, 01/18/2028, Series 2021-3, Class D	2,010	1,900
CarMax Auto Owner Trust 2022-1
2.47%, 07/17/2028, Series 2022-1, Class D	1,235	1,161
CarMax Auto Owner Trust 2023-2
6.55%, 10/15/2029, Series 2023-2, Class D	1,155	1,166
CarMax Auto Owner Trust 2023-4
7.16%, 04/15/2030, Series 2023-4, Class D	1,960	2,020
CarMax Auto Owner Trust 2024-2
5.50%, 01/16/2029, Series 2024-2, Class A3	18,000	18,096
5.65%, 05/17/2027, Series 2024-2, Class A2A	31,400	31,435
5.69%, 11/15/2029, Series 2024-2, Class B	6,610	6,677
5.91% (30-day Average SOFR + 0.58%), 05/17/2027, Series 2024-2, Class A2B (2)	5,400	5,401
6.42%, 10/15/2030, Series 2024-2, Class D	225	227
CarVal CLO IV Ltd.
7.34% (3 Month Term SOFR + 2.01%, 1.75% Floor), 07/20/2034, Series 2021-1A, Class B (1)(2)	1,500	1,506
Carvana Auto Receivables Trust 2021-N3
1.02%, 06/12/2028, Series 2021-N3, Class C	836	787
Carvana Auto Receivables Trust 2021-N4
1.72%, 09/11/2028, Series 2021-N4, Class C	496	468
2.30%, 09/11/2028, Series 2021-N4, Class D	3,135	3,025
Carvana Auto Receivables Trust 2021-P4
2.33%, 02/10/2028, Series 2021-P4, Class C	2,720	2,481
Carvana Auto Receivables Trust 2023-N1
6.69%, 07/10/2029, Series 2023-N1, Class D (1)	2,340	2,355
Carvana Auto Receivables Trust 2023-N4
7.22%, 02/11/2030, Series 2023-N4, Class D (1)	1,300	1,331
Carvana Auto Receivables Trust 2024-N1
6.30%, 05/10/2030, Series 2024-N1, Class D (1)	1,400	1,398
Carvana Auto Receivables Trust 2024-N2
6.44%, 09/10/2030, Series 2024-N2, Class D (1)	1,900	1,907
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043, Series 2018-1, Class A (1)	1,098	1,024
Castlelake Aircraft Structured Trust 2019-1
3.97%, 04/15/2039, Series 2019-1A, Class A (1)	808	727
Cedar Funding IX CLO Ltd.
6.57% (3 Month Term SOFR + 1.24%, 0.98% Floor), 04/20/2031, Series 2018-9A, Class A1 (1)(2)	6,699	6,703
Cedar Funding X CLO Ltd.
7.19% (3 Month Term SOFR + 1.86%, 1.60% Floor), 10/20/2032, Series 2019-10A, Class BR (1)(2)	5,430	5,436
Centerline Logistics Corp.
9.25%, 12/15/2027, Series 2023-1, Class A1 (1)	301	303
9.75%, 12/15/2027, Series 2023-1, Class A2 (1)	350	354
Centex Home Equity Loan Trust 2005-B
6.10% (1 Month Term SOFR + 0.76%, 0.65% Floor), 03/25/2035, Series 2005-B, Class M2 (2)	1,205	1,195
Centex Home Equity Loan Trust 2005-D
6.42% (1 Month Term SOFR + 1.07%, 0.96% Floor), 10/25/2035, Series 2005-D, Class M5 (2)	2,719	2,686
Centex Home Equity Loan Trust 2006-A
5.95% (1 Month Term SOFR + 0.61%, 0.50% Floor), 06/25/2036, Series 2006-A, Class M3 (2)	9,500	8,621
Chase Auto Owner Trust 2024-2
5.52%, 06/25/2029, Series 2024-2A, Class A3 (1)	17,500	17,607
5.56%, 04/25/2025, Series 2024-2A, Class A1 (1)	3,307	3,307
5.66%, 05/26/2027, Series 2024-2A, Class A2 (1)	17,800	17,806
CHEC Loan Trust 2004-2
6.42% (1 Month Term SOFR + 1.07%, 0.96% Floor), 06/25/2034, Series 2004-2, Class M1 (2)	578	565

The accompanying notes are an integral part of these financial statements.

118

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
Chesapeake Funding II LLC
6.69%, 05/15/2035, Series 2023-1A, Class D (1)	$665	$663
CIFC Funding 2015-I Ltd.
7.04% (3 Month Term SOFR + 1.71%, 1.45% Floor), 01/22/2031, Series 2015-1A, Class BRR (1)(2)	500	499
CIFC Funding 2015-IV Ltd.
6.66% (3 Month Term SOFR + 1.33%, 1.33% Floor), 04/20/2034, Series 2015-4A, Class A1A2 (1)(2)	9,600	9,628
7.04% (3 Month Term SOFR + 1.71%, 1.71% Floor), 04/20/2034, Series 2015-4A, Class A2R2 (1)(2)	2,145	2,148
CIFC Funding 2018-I Ltd.
6.59% (3 Month Term SOFR + 1.26%), 04/18/2031, Series 2018-1A, Class A (1)(2)	2,731	2,737
CIFC Funding 2019-II Ltd.
8.58% (3 Month Term SOFR + 3.26%, 3.26% Floor), 04/17/2034, Series 2019-2A, Class DR (1)(2)	640	637
CIFC Funding 2019-V Ltd.
6.73% (3 Month Term SOFR + 1.40%, 1.14% Floor), 01/15/2035, Series 2019-5A, Class A1R1 (1)(2)	3,350	3,360
7.34% (3 Month Term SOFR + 2.01%, 1.75% Floor), 01/15/2035, Series 2019-5A, Class A2RS (1)(2)	5,000	5,005
CIFC Funding 2021-I Ltd.
7.09% (3 Month Term SOFR + 1.75%, 1.75% Floor), 07/25/2037, Series 2021-1A, Class BR (1)(2)	1,760	1,760
CIFC Funding 2021-VII Ltd.
6.72% (3 Month Term SOFR + 1.39%, 1.13% Floor), 01/23/2035, Series 2021-7A, Class A1 (1)(2)	11,700	11,730
Cifc Funding 2023-III Ltd.
7.62% (3 Month Term SOFR + 2.30%, 2.30% Floor), 01/20/2037, Series 2023-3A, Class B (1)(2)	3,700	3,736
CIFC Funding 2024-III Ltd.
7.18% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/21/2037, Series 2024-3A, Class B (1)(2)	3,000	2,994
8.48% (3 Month Term SOFR + 3.15%, 3.15% Floor), 07/21/2037, Series 2024-3A, Class D1 (1)(2)	1,000	1,000
CIM Trust 2021-NR2
5.57%, 07/25/2059, Series 2021-NR2, Class A1 (1)(3)	3,674	3,641
CIM Trust 2021-NR3
5.57%, 06/25/2057, Series 2021-NR3, Class A1 (1)(3)	5,672	5,627
CIM TRUST 2023-NR2
6.00%, 06/25/2062, Series 2023-NR2, Class A1 (1)(3)	15,388	14,220
CIT Mortgage Loan Trust 2007-1
6.96% (1 Month Term SOFR + 1.61%, 1.50% Floor), 10/25/2037, Series 2007-1, Class 1M1 (1)(2)	1,775	1,776
7.21% (1 Month Term SOFR + 1.86%, 1.75% Floor), 10/25/2037, Series 2007-1, Class 1M2 (1)(2)	601	559
7.21% (1 Month Term SOFR + 1.86%, 1.75% Floor), 10/25/2037, Series 2007-1, Class 2M2 (1)(2)	1,267	1,128
Citigroup Mortgage Loan Trust, Inc.
6.09% (1 Month Term SOFR + 0.74%, 0.63% Floor), 02/25/2035, Series 2005-OPT1, Class M1 (2)	1,600	1,466
6.36% (1 Month Term SOFR + 1.01%, 0.90% Floor), 09/25/2035, Series 2005-HE3, Class M4 (2)	7,900	7,421
6.36% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/25/2035, Series 2005-HE4, Class M4 (2)	14,327	11,150
Clover CLO 2019-2 Ltd.
7.19% (3 Month Term SOFR + 1.86%, 1.86% Floor), 10/25/2033, Series 2019-2A, Class BR (1)(2)	4,500	4,505
Clover CLO 2021-2 LLC
6.76% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-2A, Class A (1)(2)	2,670	2,674
Clsec Holdings 22t LLC
3.46%, 05/11/2037, Series 2021-1, Class B (1)	4,101	3,558
College Ave Student Loans 2021-A LLC
2.92%, 07/25/2051, Series 2021-A, Class C (1)	286	258
College Ave Student Loans 2024-B LLC
5.69%, 08/25/2054, Series 2024-B, Class A1A (1)	15,550	15,616
6.08%, 08/25/2054, Series 2024-B, Class B (1)	4,420	4,440
College Ave Student Loans Trust 2024-A
7.09% (30-day Average SOFR + 1.75%, 1.75% Floor), 06/25/2054, Series 2024-A, Class A1B (1)(2)	3,117	3,090
College Avenue Student Loans 2018-A LLC
4.13%, 12/26/2047, Series 2018-A, Class A2 (1)	1,236	1,179
6.66% (1 Month Term SOFR + 1.31%), 12/26/2047, Series 2018-A, Class A1 (1)(2)	906	903
College Avenue Student Loans LLC
7.11% (1 Month Term SOFR + 1.76%, 1.65% Floor), 11/26/2046, Series 2017-A, Class A1 (1)(2)	1,551	1,564
7.58%, 06/25/2054, Series 2023-B, Class C (1)	2,290	2,321
Commonbond Student Loan Trust 2020-1
1.69%, 10/25/2051, Series 2020-1, Class A (1)	1,182	1,041

The accompanying notes are an integral part of these financial statements.

119

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
Commonwealth of Puerto Rico
0.00%, 11/01/2043 (6)		$1,433	$878
Conseco Finance Securitizations Corp.
7.97%, 05/01/2032, Series 2000-4, Class A5		734	121
8.06%, 09/01/2029, Series 2000-1, Class A5 (5)		13,024	2,203
8.31%, 05/01/2032, Series 2000-4, Class A6 (5)		8,505	1,465
Conseco Financial Corp.
7.70%, 05/15/2027 (5)		1,515	1,466
CoreVest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A (1)		1,097	1,079
3.16%, 10/15/2052, Series 2019-3, Class B (1)		1,470	1,316
CoreVest American Finance 2021-1 Trust
2.80%, 04/15/2053, Series 2021-1, Class C (1)		1,525	1,251
CoreVest American Finance 2021-2 Trust
2.48%, 07/15/2054, Series 2021-2, Class C (1)		3,100	2,505
CoreVest American Finance 2021-3 Trust
3.47%, 10/15/2054, Series 2021-3, Class D (1)		1,630	1,337
Countrywide Asset-Backed Certificates
5.96% (1 Month Term SOFR + 0.61%, 0.50% Floor), 01/25/2046, Series 2006-8, Class 2A4 (2)		16,734	15,611
Credit Acceptance Auto Loan Trust 2021-3
1.63%, 09/16/2030, Series 2021-3A, Class C (1)		2,360	2,325
Credit Acceptance Auto Loan Trust 2021-4
1.94%, 02/18/2031, Series 2021-4, Class C (1)		5,235	5,045
Credit Acceptance Auto Loan Trust 2023-1
7.71%, 07/15/2033, Series 2023-1A, Class C (1)		2,135	2,200
Credit Acceptance Auto Loan Trust 2023-2
7.15%, 09/15/2033, Series 2023-2A, Class C (1)		3,525	3,594
Credit Acceptance Auto Loan Trust 2023-3
7.62%, 12/15/2033, Series 2023-3A, Class C (1)		1,430	1,477
Credit Acceptance Auto Loan Trust 2024-1
6.71%, 07/17/2034, Series 2024-1A, Class C (1)		2,085	2,113
Credit Acceptance Auto Loan Trust 2024-2
5.95%, 06/15/2034, Series 2024-2A, Class A (1)		7,360	7,382
6.70%, 10/16/2034, Series 2024-2A, Class C (1)		3,470	3,490
Credit-Based Asset Servicing & Securitization LLC
5.76% (1 Month Term SOFR + 0.41%, 0.30% Floor), 10/25/2036, Series 2006-CB8, Class A2C (2)		9,638	7,744
6.24% (1 Month Term SOFR + 0.89%, 0.78% Floor), 07/25/2033, Series 2004-CB2, Class M1 (2)		3,066	2,982
Crown City CLO III
6.76% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1A (1)(2)		250	250
CVC Cordatus Opportunity Loan Fund DAC
5.29% (3 Month EURIBOR + 1.38%, 1.38% Floor), 08/15/2033, Series 1A, Class A (1)	EUR	9,100	9,766
CVS Pass-Through Trust
6.94%, 01/10/2030		$651	658
CWABS Asset-Backed Certificates Trust 2004-13
6.88% (1 Month Term SOFR + 1.54%, 1.43% Floor), 06/25/2035, Series 2004-14, Class M4 (2)		8,032	7,955
CWABS Asset-Backed Certificates Trust 2005-13
6.19% (1 Month Term SOFR + 0.85%, 0.74% Floor), 04/25/2036, Series 2005-13, Class MV3 (2)		34,850	28,866
CWABS Asset-Backed Certificates Trust 2005-9
6.43% (1 Month Term SOFR + 1.09%, 0.98% Floor), 01/25/2036, Series 2005-9, Class M2 (2)		3,961	3,821
CWABS Asset-Backed Certificates Trust 2005-AB4
5.94% (1 Month Term SOFR + 0.59%, 0.48% Floor), 03/25/2036, Series 2005-AB4, Class 1A (2)		1,582	1,402
CWABS Asset-Backed Certificates Trust 2006-2
5.92% (1 Month Term SOFR + 0.57%, 0.46% Floor), 04/25/2047, Series 2006-20, Class 2A4 (2)		19,431	17,472
6.09% (1 Month Term SOFR + 0.74%, 0.63% Floor), 06/25/2036, Series 2006-2, Class M2 (2)		24,500	23,094
CWABS Asset-Backed Certificates Trust 2006-22
5.90% (1 Month Term SOFR + 0.55%, 0.44% Floor), 05/25/2047, Series 2006-22, Class 2A4 (2)		5,953	5,561
CWABS Asset-Backed Certificates Trust 2006-25
5.71% (1 Month Term SOFR + 0.36%, 0.25% Floor), 06/25/2037, Series 2006-26, Class M1 (2)		2,133	1,770

The accompanying notes are an integral part of these financial statements.

120

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
CWABS Asset-Backed Certificates Trust 2006-BC1
6.04% (1 Month Term SOFR + 0.70%, 0.59% Floor), 04/25/2036, Series 2006-BC1, Class M3 (2)	$1,000	$903
CWABS Asset-Backed Certificates Trust 2007-10
5.64% (1 Month Term SOFR + 0.29%, 0.18% Floor), 06/25/2047, Series 2007-10, Class 1A1 (2)	21,134	19,814
CWABS Asset-Backed Certificates Trust 2007-2
5.68% (1 Month Term SOFR + 0.33%, 0.22% Floor), 08/25/2037, Series 2007-2, Class 2A4 (2)	25,730	23,159
CWABS Asset-Backed Certificates Trust 2007-8
5.71% (1 Month Term SOFR + 0.36%, 0.25% Floor), 02/25/2036, Series 2007-9, Class 2A4 (2)	1,115	1,047
CWABS Asset-Backed Certificates Trust 2007-BC2
6.04% (1 Month Term SOFR + 0.69%, 0.58% Floor), 06/25/2037, Series 2007-BC2, Class 2A4 (2)	4,930	4,747
CWABS Revolving Home Equity Loan Trust Series 2004-T
5.68% (1 Month Term SOFR + 0.35%, 0.24% Floor, 16.00% Cap), 02/15/2030, Series 2004-T, Class 2A (2)	2,002	1,974
CWABS, Inc. Asset-backed Certificates Series 2007-12
6.20% (1 Month Term SOFR + 0.85%, 0.74% Floor), 08/25/2047, Series 2007-12, Class 1A1 (2)	2,575	2,453
CWHEQ Revolving Home Equity Loan Trust Series 2006-I
5.58% (1 Month Term SOFR + 0.25%, 0.14% Floor), 01/15/2037, Series 2006-I, Class 1A (2)	79	72
DB Master Finance LLC
4.03%, 11/20/2047, Series 2017-1A, Class A2II (1)	2,059	1,954
Dewolf Park CLO Ltd.
7.04% (3 Month Term SOFR + 1.71%, 1.35% Floor), 10/15/2030, Series 2017-1A, Class BR (1)(2)	12,235	12,223
Diameter Capital CLO 1 Ltd.
6.83% (3 Month Term SOFR + 1.50%, 1.50% Floor), 07/15/2036, Series 2021-1A, Class A1A (1)(2)	4,390	4,400
Diameter Capital CLO 3 Ltd.
6.72% (3 Month Term SOFR + 1.39%, 1.39% Floor), 04/15/2037, Series 2022-3A, Class A1A (1)(2)	4,770	4,779
Diameter Capital CLO 7 Ltd.
7.53% (3 Month Term SOFR + 2.20%, 2.20% Floor), 07/20/2037, Series 2024-7A, Class B (1)(2)	1,000	1,001
Domino’s Pizza Master Issuer LLC
4.33%, 07/25/2048, Series 2018-1A, Class A2II (1)	2,359	2,269
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029, Series 2021-1, Class D	5,544	5,410
Dryden 36 Senior Loan Fund
6.61% (3 Month Term SOFR + 1.28%, 1.02% Floor), 04/15/2029, Series 2014-36A, Class AR3 (1)(2)	5,316	5,323
Dryden 64 CLO Ltd.
6.56% (3 Month Term SOFR + 1.23%), 04/18/2031, Series 2018-64A, Class A (1)(2)	5,471	5,479
Dryden XXVI Senior Loan Fund
6.49% (3 Month Term SOFR + 1.16%), 04/15/2029, Series 2013-26A, Class AR (1)(2)	2,986	2,989
DT Auto Owner Trust 2021-1
1.16%, 11/16/2026, Series 2021-1A, Class D (1)	2,650	2,584
DT Auto Owner Trust 2022-1
3.40%, 12/15/2027, Series 2022-1A, Class D (1)	11,305	11,009
DT Auto Owner Trust 2023-2
6.62%, 02/15/2029, Series 2023-2A, Class D (1)	8,095	8,204
DT Auto Owner Trust 2023-3
7.12%, 05/15/2029, Series 2023-3A, Class D (1)	5,425	5,551
Eaton Vance CLO 2014-1R Ltd.
7.08% (3 Month Term SOFR + 1.75%), 07/15/2030, Series 2014-1RA, Class A2 (1)(2)	1,000	1,000
Eaton Vance CLO 2019-1 Ltd.
7.18% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/15/2037, Series 2019-1A, Class BR2 (1)(2)	2,000	1,998
ECAF I Ltd.
3.47%, 06/15/2040, Series 2015-1A, Class A1 (1)	185	119
ECMC Group Student Loan Trust
6.45% (30-day Average SOFR + 1.11%), 07/25/2069, Series 2019-1A, Class A1B (1)(2)	602	600
ECMC Group Student Loan Trust 2017-2
6.50% (30-day Average SOFR + 1.16%), 05/25/2067, Series 2017-2A, Class A (1)(2)	5,655	5,637
ECMC Group Student Loan Trust 2020-2
6.60% (30-day Average SOFR + 1.26%, 1.15% Floor), 11/25/2069, Series 2020-2A, Class A (1)(2)	24,007	24,029
EDvestinU Private Education Loan Issue No 4 LLC
5.25%, 11/25/2040, Series 2022-A, Class A (1)	901	886

The accompanying notes are an integral part of these financial statements.

121

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
Elara HGV Timeshare Issuer 2021-A LLC
2.09%, 08/27/2035, Series 2021-A, Class C (1)	$285	$263
ELFI Graduate Loan Program 2019-A LLC
2.54%, 03/25/2044, Series 2019-A, Class A (1)	1,260	1,130
ELFI Graduate Loan Program 2021-A LLC
2.09%, 12/26/2046, Series 2021-A, Class B (1)(5)	403	328
Ellington Loan Acquisition Trust 2007-1
6.56% (1 Month Term SOFR + 1.21%, 1.10% Floor), 05/25/2037, Series 2007-1, Class A1 (1)(2)	529	509
Elmwood CLO 15 Ltd.
6.66% (3 Month Term SOFR + 1.34%, 1.34% Floor), 04/22/2035, Series 2022-2A, Class A1 (1)(2)	11,210	11,248
Elmwood CLO 16 Ltd.
7.82% (3 Month Term SOFR + 2.50%, 2.50% Floor), 04/20/2037, Series 2022-3A, Class CR (1)(2)	500	503
Elmwood CLO I Ltd.
6.83% (3 Month Term SOFR + 1.52%, 1.52% Floor), 04/20/2037, Series 2019-1A, Class A1RR (1)(2)	2,000	2,016
Elmwood CLO III Ltd.
7.42% (3 Month Term SOFR + 2.10%, 2.10% Floor), 07/18/2037, Series 2019-3A, Class CRR (1)(2)	500	500
Elmwood CLO IV Ltd.
7.17% (3 Month Term SOFR + 1.85%, 1.85% Floor), 04/18/2037, Series 2020-1A, Class BR (1)(2)	1,250	1,248
8.67% (3 Month Term SOFR + 3.35%, 3.35% Floor), 04/18/2037, Series 2020-1A, Class DR (1)(2)	1,000	993
Ent Auto Receivables Trust 2023-1
6.22%, 08/16/2027, Series 2023-1A, Class A2 (1)	2,449	2,450
EverBright Solar Trust 2024-A
6.43%, 06/22/2054, Series 2024-A, Class A (1)	4,664	4,623
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026, Series 2020-2A, Class D (1)	308	308
Exeter Automobile Receivables Trust 2020-3
1.73%, 07/15/2026, Series 2020-3A, Class D	140	139
Exeter Automobile Receivables Trust 2021-2
1.08%, 11/16/2026, Series 2021-1A, Class D	1,592	1,560
Exeter Automobile Receivables Trust 2022-2
4.56%, 07/17/2028, Series 2022-2A, Class D	2,920	2,857
Exeter Automobile Receivables Trust 2022-6
6.32%, 05/15/2028, Series 2022-6A, Class C	2,180	2,186
Exeter Automobile Receivables Trust 2023-1
6.69%, 06/15/2029, Series 2023-1A, Class D	1,960	1,981
Exeter Automobile Receivables Trust 2023-2
5.61%, 09/15/2027, Series 2023-2A, Class B	22,400	22,427
6.32%, 08/15/2029, Series 2023-2A, Class D	4,420	4,445
Exeter Automobile Receivables Trust 2023-3
6.68%, 04/16/2029, Series 2023-3A, Class D	2,230	2,262
Exeter Automobile Receivables Trust 2023-5
7.13%, 02/15/2030, Series 2023-5A, Class D	9,500	9,780
Exeter Automobile Receivables Trust 2024-3
5.65%, 12/15/2027, Series 2024-3A, Class A3	3,300	3,302
5.70%, 07/16/2029, Series 2024-3A, Class C	600	602
5.98%, 09/16/2030, Series 2024-3A, Class D	1,400	1,402
FHF Trust 2021-1
2.29%, 03/15/2027, Series 2021-1A, Class B (1)	4,000	3,937
FHF Trust 2022-1
4.43%, 01/18/2028, Series 2022-1A, Class A (1)	2,490	2,465
Fieldstone Mortgage Investment Trust Series 2006-3
5.72% (1 Month Term SOFR + 0.39%, 0.28% Floor, 12.25% Cap), 11/25/2036, Series 2006-3, Class 1A (2)	2,971	2,646
First Franklin Mortgage Loan Trust 2002-FF4
6.57% (1 Month Term SOFR + 1.24%, 1.13% Floor), 02/25/2033, Series 2002-FF4, Class 1A2 (2)	2,940	2,829
First Franklin Mortgage Loan Trust 2003-FFH2
7.09% (1 Month Term SOFR + 1.76%, 1.65% Floor), 02/25/2034, Series 2003-FFH2, Class M1A (2)	3,023	3,053
First Franklin Mortgage Loan Trust 2004-FF7
7.63% (1 Month Term SOFR + 2.29%, 2.18% Floor), 09/25/2034, Series 2004-FF7, Class M5 (2)	854	876

The accompanying notes are an integral part of these financial statements.

122

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
First Franklin Mortgage Loan Trust 2006-FF11
5.82% (1 Month Term SOFR + 0.47%, 0.36% Floor), 08/25/2036, Series 2006-FF11, Class 1A2 (2)		$23,054	$22,361
First Franklin Mortgage Loan Trust 2006-FF13
5.70% (1 Month Term SOFR + 0.35%, 0.24% Floor), 10/25/2036, Series 2006-FF13, Class A1 (2)		299	195
First Franklin Mortgage Loan Trust 2006-FF16
5.88% (1 Month Term SOFR + 0.53%, 0.42% Floor), 12/25/2036, Series 2006-FF16, Class 2A4 (2)		4,973	2,009
First Franklin Mortgage Loan Trust 2006-FF17
5.61% (1 Month Term SOFR + 0.26%, 0.15% Floor), 12/25/2036, Series 2006-FF17, Class A5 (2)		2,580	2,122
First Franklin Mortgage Loan Trust 2006-FF2
6.06% (1 Month Term SOFR + 0.71%, 0.60% Floor), 02/25/2036, Series 2006-FF2, Class A5 (2)		8,468	7,739
First Franklin Mortgage Loan Trust Series 2005-FF12
6.16% (1 Month Term SOFR + 0.82%, 0.71% Floor), 11/25/2036, Series 2005-FF12, Class M2 (2)		1,544	1,468
First Investors Auto Owner Trust 2022-1
3.79%, 06/15/2028, Series 2022-1A, Class D (1)		2,875	2,738
FirstKey Homes 2020-SFR1 Trust
2.24%, 08/17/2037, Series 2020-SFR1, Class D (1)		1,590	1,515
2.79%, 08/17/2037, Series 2020-SFR1, Class E (1)		805	771
FirstKey Homes 2021-SFR1 Trust
2.39%, 08/17/2038, Series 2021-SFR1, Class E1 (1)		4,795	4,387
FirstKey Homes 2021-SFR2 Trust
2.26%, 09/17/2038, Series 2021-SFR2, Class E1 (1)		3,380	3,082
2.36%, 09/17/2038, Series 2021-SFR2, Class E2 (1)		2,000	1,821
FirstKey Homes 2022-SFR2 Trust
4.50%, 07/17/2039, Series 2022-SFR2, Class D (1)		10,352	9,820
Flagship Credit Auto Trust 2019-3
2.86%, 12/15/2025, Series 2019-3, Class D (1)		541	538
Flagship Credit Auto Trust 2020-4
2.18%, 02/16/2027, Series 2020-4, Class D (1)		8,135	7,784
Flagship Credit Auto Trust 2021-1
1.27%, 03/15/2027, Series 2021-1, Class D (1)		1,480	1,397
Flagship Credit Auto Trust 2021-2
1.59%, 06/15/2027, Series 2021-2, Class D (1)		3,085	2,853
Flagship Credit Auto Trust 2022-2
4.76%, 05/17/2027, Series 2022-2, Class B (1)		5,200	5,148
Flagship Credit Auto Trust 2023-2
6.62%, 05/15/2029, Series 2023-2, Class D (1)		8,385	8,480
Flagship Credit Auto Trust 2023-3
6.58%, 08/15/2029, Series 2023-3, Class D (1)		1,205	1,217
Flagship Credit Auto Trust 2024-1
5.59%, 04/15/2025, Series 2024-1, Class A1 (1)		1,138	1,138
5.64%, 03/15/2028, Series 2024-1, Class A2 (1)		11,850	11,840
Flatiron CLO 19 Ltd.
6.67% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 11/16/2034, Series 2019-1A, Class AR (1)(2)		500	501
FOCUS Brands Funding
8.24%, 10/30/2053, Series 2023-2, Class A2 (1)		3,234	3,423
Ford Auto Securitization Trust
2.76%, 04/15/2028, Series 2020-AA, Class C (1)	CAD	290	209
Ford Credit Auto Lease Trust 2023-B
6.97%, 06/15/2028, Series 2023-B, Class D		$2,810	2,869
Ford Credit Auto Owner Trust 2021-A
0.30%, 08/15/2025, Series 2021-A, Class A3		477	476
Ford Credit Floorplan Master Owner Trust A
1.32%, 09/15/2027, Series 2020-2, Class B		4,235	4,018
Foundation Finance Trust 2023-2
6.53%, 06/15/2049, Series 2023-2A, Class A (1)		4,018	4,073
6.97%, 06/15/2049, Series 2023-2A, Class B (1)		1,585	1,613
Foundation Finance Trust 2024-1
5.95%, 12/15/2049, Series 2024-1A, Class B (1)		339	338

The accompanying notes are an integral part of these financial statements.

123

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D (1)	$4,218	$4,207
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D (1)	3,280	3,177
FREED ABS Trust 2021-2
1.94%, 06/19/2028, Series 2021-2, Class C (1)	84	84
FREED ABS Trust 2021-3FP
2.37%, 11/20/2028, Series 2021-3FP, Class D (1)	2,665	2,607
FREED ABS Trust 2022-1FP
3.35%, 03/19/2029, Series 2022-1FP, Class D (1)	3,290	3,206
Fremont Home Loan Trust 2003-1
6.73% (1 Month Term SOFR + 1.39%, 1.28% Floor), 02/25/2033, Series 2003-1, Class M1 (2)	1,358	1,407
Fremont Home Loan Trust 2004-4
6.25% (1 Month Term SOFR + 0.91%, 0.80% Floor), 03/25/2035, Series 2004-4, Class M1 (2)	18,502	17,183
Fremont Home Loan Trust 2004-C
6.43% (1 Month Term SOFR + 1.09%, 0.98% Floor), 08/25/2034, Series 2004-C, Class M1 (2)	6,301	5,765
Fremont Home Loan Trust 2005-1
6.61% (1 Month Term SOFR + 1.27%, 1.16% Floor), 06/25/2035, Series 2005-1, Class M6 (2)	3,072	2,418
Fremont Home Loan Trust 2005-2
6.21% (1 Month Term SOFR + 0.86%, 0.75% Floor), 06/25/2035, Series 2005-2, Class M3 (2)	1,126	1,099
Fremont Home Loan Trust 2005-C
6.24% (1 Month Term SOFR + 0.89%, 0.78% Floor), 07/25/2035, Series 2005-C, Class M3 (2)	9,135	8,541
6.39% (1 Month Term SOFR + 1.04%, 0.93% Floor), 07/25/2035, Series 2005-C, Class M4 (2)	10,696	8,487
Fremont Home Loan Trust 2005-E
6.12% (1 Month Term SOFR + 0.77%, 0.66% Floor), 01/25/2036, Series 2005-E, Class 2A4 (2)	6,789	6,413
Frontier Issuer LLC
6.19%, 06/20/2054, Series 2024-1, Class A2 (1)	9,860	9,858
6.60%, 08/20/2053, Series 2023-1, Class A2 (1)	35,360	35,573
Galaxy XX CLO Ltd.
6.59% (3 Month Term SOFR + 1.26%, 1.00% Floor), 04/20/2031, Series 2015-20A, Class AR (1)(2)	330	330
Galaxy XXII CLO Ltd.
6.79% (3 Month Term SOFR + 1.46%, 1.20% Floor), 04/16/2034, Series 2016-22A, Class ARR (1)(2)	6,490	6,500
Gallatin CLO VIII 2017-1 Ltd.
6.68% (3 Month Term SOFR + 1.35%, 1.09% Floor), 07/15/2031, Series 2017-1A, Class A1R (1)(2)	32,756	32,798
Generate CLO 16 Ltd.
7.17% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/20/2037, Series 2024-16A, Class B (1)(2)	500	500
Generate CLO 2 Ltd.
6.74% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/22/2031, Series 2A, Class AR (1)(2)	528	528
Generate CLO 5 Ltd.
7.32% (3 Month Term SOFR + 2.00%, 2.00% Floor), 07/22/2037, Series 5A, Class BR (1)(2)	1,750	1,748
Generate CLO 6 Ltd.
6.79% (3 Month Term SOFR + 1.46%, 1.20% Floor), 01/22/2035, Series 6A, Class A1R (1)(2)	750	752
Generate CLO 7 Ltd.
6.92% (3 Month Term SOFR + 1.62%, 1.62% Floor), 04/22/2037, Series 7A, Class A1R (1)(2)	1,472	1,475
GITSIT Mortgage Loan Trust 2024-NPL1
7.47%, 06/25/2054, Series 2024-NPL1, Class A1 (1)(3)	14,025	14,029
GLS Auto Receivables Issuer Trust 2021-2
1.42%, 04/15/2027, Series 2021-2A, Class D (1)	5,235	5,050
GLS Auto Receivables Issuer Trust 2023-2
6.31%, 03/15/2029, Series 2023-2A, Class D (1)	3,335	3,346
GLS Auto Receivables Issuer Trust 2023-3
6.44%, 05/15/2029, Series 2023-3A, Class D (1)	2,425	2,445
GLS Auto Receivables Issuer Trust 2023-4
7.18%, 08/15/2029, Series 2023-4A, Class D (1)	4,300	4,434
GLS Auto Receivables Issuer Trust 2024-1
5.95%, 12/17/2029, Series 2024-1A, Class D (1)	2,600	2,598
GLS Auto Receivables Issuer Trust 2024-2
6.19%, 02/15/2030, Series 2024-2A, Class D (1)	805	812

The accompanying notes are an integral part of these financial statements.

124

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
GLS Auto Select Receivables Trust 2024-3
5.92%, 08/15/2030, Series 2024-3A, Class C (1)		$2,100	$2,098
6.34%, 08/15/2031, Series 2024-3A, Class D (1)		3,400	3,397
GM Financial Consumer Automobile Receivables Trust 2021-1
0.35%, 10/16/2025, Series 2021-1, Class A3		72	72
GM Financial Consumer Automobile Receivables Trust 2021-2
0.51%, 04/16/2026, Series 2021-2, Class A3		2,953	2,918
Goldentree Loan Management U.S. CLO 10 Ltd.
6.69% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/20/2034, Series 2021-10A, Class A (1)(2)		1,000	1,003
GoldenTree Loan Management U.S. CLO 16 Ltd.
6.99% (3 Month Term SOFR + 1.67%, 1.67% Floor), 01/20/2034, Series 2022-16A, Class AR (1)(2)		23,800	23,943
Goldentree Loan Management U.S. CLO 8 Ltd.
6.74% (3 Month Term SOFR + 1.41%, 1.15% Floor), 10/20/2034, Series 2020-8A, Class AR (1)(2)		4,735	4,746
Goldman Home Improvement Trust 2022-GRN2 Issuer Trust
6.80%, 10/25/2052, Series 2022-GRN2, Class A (1)		632	634
Golub Capital Partners CLO 41B-R Ltd.
6.91% (3 Month Term SOFR + 1.58%, 1.32% Floor), 01/20/2034, Series 2019-41A, Class AR (1)(2)		2,945	2,948
Golub Capital Partners CLO 55B Ltd.
6.79% (3 Month Term SOFR + 1.46%, 1.20% Floor), 07/20/2034, Series 2021-55A, Class A (1)(2)		3,990	3,995
Golub Capital Partners CLO 66B Ltd.
7.27% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/25/2036, Series 2023-66A, Class A (1)(2)		1,500	1,515
Golub Capital Partners CLO 74 B Ltd.
7.16% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/25/2037, Series 2024-74A, Class B (1)(2)		2,000	2,000
GoodLeap Sustainable Home Solutions Trust 2022-3
4.95%, 07/20/2049, Series 2022-3CS, Class A (1)		564	525
GoodLeap Sustainable Home Solutions Trust 2023-1
5.52%, 02/22/2055, Series 2023-1GS, Class A (1)		831	798
Gracie Point International Funding 2023-1
7.30% (90-day Average SOFR + 1.95%), 09/01/2026, Series 2023-1A, Class A (1)(2)		1,751	1,769
Greywolf CLO VII Ltd.
6.76% (3 Month Term SOFR + 1.44%, 1.44% Floor), 10/20/2031, Series 2018-2A, Class A1 (1)(2)		429	430
GSAMP Trust 2005-AHL
6.43% (1 Month Term SOFR + 1.09%, 0.98% Floor), 04/25/2035, Series 2005-AHL, Class M2 (2)		3,203	2,927
GSAMP Trust 2007-FM2
5.52% (1 Month Term SOFR + 0.17%, 0.06% Floor), 01/25/2037, Series 2007-FM2, Class A2A (2)		1,706	1,002
HalseyPoint CLO 3 Ltd.
7.04% (3 Month Term SOFR + 1.71%, 1.45% Floor), 11/30/2032, Series 2020-3A, Class A1A (1)(2)		1,050	1,053
Hardee’s Funding LLC
2.87%, 06/20/2051, Series 2021-1A, Class A2 (1)		4,646	3,991
7.25%, 03/20/2054, Series 2024-1A, Class A2 (1)		2,444	2,453
Harvest CLO XXI DAC
1.04%, 07/15/2031, Series 21A, Class A2R (1)	EUR	4,071	4,138
4.73% (3 Month EURIBOR + 0.76%, 0.76% Floor), 07/15/2031, Series 21A, Class A1R (1)(2)		34,154	36,483
Harvest SBA Loan Trust 2018-1
7.69% (1 Month Term SOFR + 2.36%), 08/25/2044, Series 2018-1, Class A (1)(2)		$1,089	1,082
Hermitage 2024 Plc
0.00% (Sterling Overnight Index Average + 2.35%), 04/21/2033, Series 1, Class D (18)	GBP	200	253
0.00% (Sterling Overnight Index Average + 1.60%), 04/21/2033, Series 1, Class C (18)		289	365
0.00% (Sterling Overnight Index Average + 3.90%), 04/21/2033, Series 1, Class E (18)		293	370
Hertz Vehicle Financing III LLC
4.85%, 06/25/2026, Series 2022-1A, Class D (1)		$11,604	11,203
9.13%, 06/25/2027, Series 2023-1A, Class 1D (1)		2,585	2,578
Hertz Vehicle Financing LLC
5.16%, 06/26/2028, Series 2022-2A, Class D (1)		2,520	2,258
6.56%, 09/25/2026, Series 2022-4A, Class D (1)		6,660	6,478
Hilton Grand Vacations Trust 2022-1D
4.69%, 06/20/2034, Series 2022-1D, Class C (1)		251	242

The accompanying notes are an integral part of these financial statements.

125

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Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
Hilton Grand Vacations Trust 2023-1
6.94%, 01/25/2038, Series 2023-1A, Class C (1)	$497	$506
Hilton Grand Vacations Trust 2024-2
5.99%, 03/25/2038, Series 2024-2A, Class C (1)	1,810	1,818
HIN Timeshare Trust 2020-A
3.42%, 10/09/2039, Series 2020-A, Class C (1)	97	91
HINNT 2024-A LLC
5.49%, 03/15/2043, Series 2024-A, Class A (1)	3,186	3,189
Hipgnosis Music Assets 2022-1 LP
5.00%, 05/16/2062, Series 2022-1, Class A (1)	1,242	1,195
Home Partners of America 2019-1 Trust
3.41%, 09/17/2039, Series 2019-1, Class D (1)	1,091	1,011
Home Partners of America 2019-2 Trust
3.12%, 10/19/2039, Series 2019-2, Class D (1)	1,183	1,085
Home Partners of America 2021-1 Trust
2.58%, 09/17/2041, Series 2021-1, Class E (1)	750	610
Home Partners of America 2021-2 Trust
2.95%, 12/17/2026, Series 2021-2, Class E2 (1)	4,228	3,841
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A (1)	24,801	21,741
Horizon Aircraft Finance I Ltd.
4.46%, 12/15/2038, Series 2018-1, Class A (1)	1,960	1,783
Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039, Series 2019-1, Class A (1)	852	779
Horizon Aircraft Finance III Ltd.
3.43%, 11/15/2039, Series 2019-2, Class A (1)	1,612	1,396
HPEFS Equipment Trust
2.40%, 11/20/2029, Series 2022-1A, Class D (1)	3,390	3,289
HPEFS Equipment Trust 2023-2
6.97%, 07/21/2031, Series 2023-2A, Class D (1)	1,585	1,611
HPS Loan Management 2024-20 Ltd.
0.00% (3 Month Term SOFR + 2.20%, 2.20% Floor), 07/25/2037, Series 2024-20A, Class C (1)(2)(4)	750	751
0.00% (3 Month Term SOFR + 3.30%, 3.30% Floor), 07/25/2037, Series 2024-20A, Class D1 (1)(2)(4)	750	751
Huntington Auto Trust 2024-1
5.23%, 01/16/2029, Series 2024-1A, Class A3 (1)	13,900	13,861
5.50%, 03/15/2027, Series 2024-1A, Class A2 (1)	23,000	22,977
Huntington Bank Auto Credit-Linked Notes Series 2024-1
6.73% (30-day Average SOFR + 1.40%), 05/20/2032, Series 2024-1, Class B2 (1)(2)	2,592	2,592
IXIS Real Estate Capital Trust 2005-HE2
6.43% (1 Month Term SOFR + 1.09%, 0.98% Floor), 09/25/2035, Series 2005-HE2, Class M5 (2)	2,971	2,980
Jack in the Box Funding LLC
3.45%, 02/26/2052, Series 2022-1A, Class A2I (1)	67	62
4.48%, 08/25/2049, Series 2019-1A, Class A2II (1)	3,870	3,729
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
3.07% (1 Month Term SOFR + 0.76%, 0.65% Floor), 10/25/2035, Series 2005-FRE1, Class M2 (2)	7,044	5,989
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
6.00% (1 Month Term SOFR + 0.65%, 0.54% Floor), 02/25/2036, Series 2006-FRE2, Class M2 (2)	11,255	9,702
JP Morgan Mortgage Acquisition Corp. 2006-WMC1
6.00% (1 Month Term SOFR + 0.65%, 0.54% Floor), 03/25/2036, Series 2006-WMC1, Class A5 (2)	5,341	5,047
JP Morgan Mortgage Acquisition Trust 2006-CW1
5.89% (1 Month Term SOFR + 0.55%, 0.44% Floor), 05/25/2036, Series 2006-CW1, Class M2 (2)	11,322	9,763
JP Morgan Mortgage Acquisition Trust 2006-WMC4
5.58% (1 Month Term SOFR + 0.23%, 0.12% Floor), 12/25/2036, Series 2006-WMC4, Class A3 (2)	17,965	9,364
5.61% (1 Month Term SOFR + 0.26%, 0.15% Floor), 12/25/2036, Series 2006-WMC4, Class A4 (2)	16,361	8,536
JP Morgan Mortgage Acquisition Trust 2007-CH3
5.72% (1 Month Term SOFR + 0.37%, 0.26% Floor), 03/25/2037, Series 2007-CH3, Class A5 (2)	8,916	8,721
JP Morgan Mortgage Acquisition Trust 2007-CH5
5.73% (1 Month Term SOFR + 0.38%, 0.27% Floor), 06/25/2037, Series 2007-CH5, Class M1 (2)	6,439	6,139

The accompanying notes are an integral part of these financial statements.

126

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038, Series 2018-1A, Class A (1)	$1,696	$1,595
KKR CLO 11 Ltd.
6.77% (3 Month Term SOFR + 1.44%, 1.44% Floor), 01/15/2031, Series 11, Class AR (1)(2)	6,292	6,307
KKR Financial CLO 2013-1 Ltd.
6.77% (3 Month Term SOFR + 1.45%, 1.45% Floor), 04/15/2029, Series 2013-1A, Class A2R2 (1)(2)	2,000	1,999
7.27% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/15/2029, Series 2013-1A, Class BR2 (1)(2)	1,000	1,000
LAD Auto Receivables Trust 2023-3
6.43%, 12/15/2028, Series 2023-3A, Class C (1)	3,640	3,695
LAD Auto Receivables Trust 2023-4
6.76%, 03/15/2029, Series 2023-4A, Class C (1)	1,940	1,984
7.37%, 04/15/2031, Series 2023-4A, Class D (1)	980	1,017
LAD Auto Receivables Trust 2024-1
5.33%, 02/15/2029, Series 2024-1A, Class B (1)	500	497
5.64%, 06/15/2029, Series 2024-1A, Class C (1)	100	99
Laurel Road Prime Student Loan Trust 2020-A
1.40%, 11/25/2050, Series 2020-A, Class A2FX (1)	3,097	2,800
LCM XVII LP
6.72% (3 Month Term SOFR + 1.39%, 1.13% Floor), 10/15/2031, Series 17A, Class A1AR (1)(2)	1,207	1,208
Lehman XS Trust 2007-6
5.88% (1 Month Term SOFR + 0.53%, 0.42% Floor), 05/25/2037, Series 2007-6, Class 2A1 (2)	6,137	4,528
Lendmark Funding Trust 2022-1
5.12%, 07/20/2032, Series 2022-1A, Class A (1)	2,819	2,793
Lendmark Funding Trust 2023-1
8.69%, 05/20/2033, Series 2023-1A, Class D (1)	1,576	1,623
Long Beach Mortgage Loan Trust 2004-6
6.66% (1 Month Term SOFR + 1.31%, 1.20% Floor), 11/25/2034, Series 2004-6, Class M1 (2)	15,616	14,309
Long Beach Mortgage Loan Trust 2005-2
6.58% (1 Month Term SOFR + 1.24%, 1.13% Floor), 04/25/2035, Series 2005-2, Class M6 (2)	12,500	11,778
Long Beach Mortgage Loan Trust 2005-WL2
6.24% (1 Month Term SOFR + 0.89%, 0.78% Floor), 08/25/2035, Series 2005-WL2, Class M3 (2)	7,950	7,738
Long Beach Mortgage Loan Trust 2005-WL3
6.16% (1 Month Term SOFR + 0.82%, 0.82% Floor), 11/25/2035, Series 2005-WL3, Class M2 (2)	9,885	8,997
Long Beach Mortgage Loan Trust 2006-WL1
6.09% (1 Month Term SOFR + 0.74%, 0.63% Floor), 01/25/2046, Series 2006-WL1, Class M1 (2)	12,277	11,495
Louisiana Local Government Environmental Facilities & Community Development Auth
4.15%, 02/01/2033, Series ELL, Class A2	3,020	2,892
Madison Park Funding LIX Ltd.
6.83% (3 Month Term SOFR + 1.50%, 1.50% Floor), 04/18/2037, Series 2021-59A, Class A1R (1)(2)	2,000	1,999
8.63% (3 Month Term SOFR + 3.30%, 3.30% Floor), 04/18/2037, Series 2021-59A, Class D1AR (1)(2)	1,000	995
Madison Park Funding XLVIII Ltd.
7.04% (3 Month Term SOFR + 1.71%, 1.71% Floor), 04/19/2033, Series 2021-48A, Class B (1)(2)	2,750	2,750
Madison Park Funding XVIII Ltd.
6.53% (3 Month Term SOFR + 1.20%, 0.94% Floor), 10/21/2030, Series 2015-18A, Class ARR (1)(2)	4,970	4,980
Madison Park Funding XXVII Ltd.
8.19% (3 Month Term SOFR + 2.86%, 0.26% Floor), 04/20/2030, Series 2018-27A, Class C (1)(2)	1,400	1,393
Madison Park Funding XXXI Ltd.
7.14% (3 Month Term SOFR + 1.80%, 1.80% Floor), 07/23/2037, Series 2018-31A, Class B1R (1)(2)	480	480
7.59% (3 Month Term SOFR + 2.25%, 2.25% Floor), 07/23/2037, Series 2018-31A, Class CR (1)(2)	2,000	2,000
Madison Park Funding XXXIV Ltd.
6.71% (3 Month Term SOFR + 1.38%, 1.12% Floor), 04/25/2032, Series 2019-34A, Class AR (1)(2)	250	250
12.24% (3 Month Term SOFR + 6.91%, 6.65% Floor), 04/25/2032, Series 2019-34A, Class ER (1)(2)	1,275	1,279
Madison Park Funding XXXIX Ltd.
7.24% (3 Month Term SOFR + 1.91%, 1.91% Floor), 10/22/2034, Series 2021-39A, Class B (1)(2)	25,900	25,874
Madison Park Funding XXXV Ltd.
6.58% (3 Month Term SOFR + 1.25%, 0.99% Floor), 04/20/2032, Series 2019-35A, Class A1R (1)(2)	2,500	2,503
Madison Park Funding XXXVII Ltd.
6.85% (3 Month Term SOFR + 1.53%, 1.53% Floor), 04/15/2037, Series 2019-37A, Class AR2 (1)(2)	2,110	2,120

The accompanying notes are an integral part of these financial statements.

127

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
Madison Park Funding XXXVIII Ltd.
7.48% (3 Month Term SOFR + 2.16%, 2.16% Floor), 07/17/2034, Series 2021-38A, Class C (1)(2)		$1,000	$1,000
Magnetite XXV Ltd.
6.79% (3 Month Term SOFR + 1.46%, 1.20% Floor), 01/25/2032, Series 2020-25A, Class A (1)(2)		17,596	17,624
MAPS 2018-1 Ltd.
4.21%, 05/15/2043, Series 2018-1A, Class A (1)		1,257	1,194
MAPS 2019-1 Ltd.
4.46%, 03/15/2044, Series 2019-1A, Class A (1)		481	438
MAPS 2021-1 Trust
2.52%, 06/15/2046, Series 2021-1A, Class A (1)		7,076	6,370
Marble Point CLO X Ltd.
6.63% (3 Month Term SOFR + 1.30%, 1.04% Floor), 10/15/2030, Series 2017-1A, Class AR (1)(2)		293	294
Mariner Finance Issuance Trust 2022-A
6.45%, 10/20/2037, Series 2022-AA, Class A (1)		2,778	2,783
Marlette Funding Trust 2021-2
1.50%, 09/15/2031, Series 2021-2A, Class C (1)		326	324
Marlette Funding Trust 2021-3
1.81%, 12/15/2031, Series 2021-3A, Class C (1)		2,145	2,085
Marlette Funding Trust 2023-2
6.54%, 06/15/2033, Series 2023-2A, Class B (1)		3,730	3,739
MASTR Asset Backed Securities Trust 2004-WMC1
6.24% (1 Month Term SOFR + 0.89%, 0.78% Floor), 02/25/2034, Series 2004-WMC1, Class M1 (2)		726	744
MASTR Specialized Loan Trust
5.98% (1 Month Term SOFR + 0.63%, 0.52% Floor), 02/25/2036, Series 2006-2, Class A (1)(2)		281	271
Mercury Financial Credit Card Master Trust
6.56%, 07/20/2029, Series 2024-2A, Class A (1)		9,055	9,089
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
5.94% (1 Month Term SOFR + 0.59%, 0.48% Floor), 05/25/2037, Series 2007-2, Class A2C (2)		2,000	1,404
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5
6.46% (1 Month Term SOFR + 1.11%, 1.00% Floor), 10/25/2037, Series 2007-5, Class 2A2 (2)		13,070	11,347
Merrill Lynch Mortgage Investors Trust Series 2006-OPT1
5.75% (1 Month Term SOFR + 0.40%, 0.29% Floor), 08/25/2037, Series 2006-OPT1, Class A1 (2)		10,122	9,006
Merrill Lynch Mortgage Investors Trust Series 2006-RM2
5.66% (1 Month Term SOFR + 0.31%, 0.20% Floor), 05/25/2037, Series 2006-RM2, Class A2B (2)		11,929	1,288
5.79% (1 Month Term SOFR + 0.44%, 0.33% Floor), 05/25/2037, Series 2006-RM2, Class A2C (2)		28,594	3,117
Merrill Lynch Mortgage Investors Trust Series 2006-RM3
5.76% (1 Month Term SOFR + 0.41%, 0.30% Floor), 06/25/2037, Series 2006-RM3, Class A2C (2)		42,980	9,053
METAL 2017-1 LLC
4.58%, 10/15/2042, Series 2017-1, Class A (1)		2,597	1,682
MetroNet Infrastructure Issuer LLC
6.23%, 04/20/2054, Series 2024-1A, Class A2 (1)		1,100	1,111
Midocean Credit CLO VIII
6.64% (3 Month Term SOFR + 1.31%, 1.05% Floor), 02/20/2031, Series 2018-8A, Class A1R (1)(2)		17,385	17,395
Mila 2024-1 BV
5.14% (1 Month EURIBOR + 1.45%), 09/16/2041, Series 1, Class C (2)(18)	EUR	100	107
5.69% (1 Month EURIBOR + 2.00%), 09/16/2041, Series 1, Class D (2)(18)		100	107
Mission Lane Credit Card Master Trust
6.20%, 08/15/2029, Series 2024-A, Class A1 (1)		$3,630	3,626
7.23%, 07/17/2028, Series 2023-A, Class A (1)		2,920	2,936
7.69%, 11/15/2028, Series 2023-B, Class A (1)		5,475	5,540
Morgan Stanley ABS Capital I, Inc. Trust 2004-HE2
6.31% (1 Month Term SOFR + 0.97%, 0.86% Floor), 03/25/2034, Series 2004-HE2, Class M1 (2)		9,600	9,480
Morgan Stanley ABS Capital I, Inc. Trust 2004-HE8
6.42% (1 Month Term SOFR + 1.07%, 0.96% Floor), 09/25/2034, Series 2004-HE8, Class M1 (2)		1,115	1,099
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
6.39% (1 Month Term SOFR + 1.04%, 0.93% Floor), 02/25/2035, Series 2005-WMC2, Class M4 (2)		1,569	1,386
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
5.59% (1 Month Term SOFR + 0.24%, 0.13% Floor), 10/25/2036, Series 2006-HE8, Class A1 (2)		424	368

The accompanying notes are an integral part of these financial statements.

128

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
Morgan Stanley Capital I, Inc. Trust 2006-HE1
6.04% (1 Month Term SOFR + 0.69%, 0.58% Floor), 01/25/2036, Series 2006-HE1, Class A4 (2)	$4,494	$4,281
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.70%, 11/25/2036, Series 2006-15XS, Class A4A (3)	12,205	2,678
Morgan Stanley Mortgage Loan Trust 2007-8XS
5.99% (1 Month Term SOFR + 0.64%, 0.53% Floor, 6.25% Cap), 04/25/2037, Series 2007-8XS, Class A5 (2)	18,724	6,577
6.00% (1 Month Term SOFR + 0.65%, 0.54% Floor, 6.26% Cap), 04/25/2037, Series 2007-8XS, Class A9 (2)	1,808	635
Mosaic Solar Loan Trust 2022-3
6.10%, 06/20/2053, Series 2022-3A, Class A (1)	437	440
Mosaic Solar Loan Trust 2023-1
5.32%, 06/20/2053, Series 2023-1A, Class A (1)	1,497	1,461
Mosaic Solar Loan Trust 2024-2
5.60%, 04/22/2052, Series 2024-2A, Class A (1)	23,343	22,684
Mosaic Solar Loans LLC
5.50%, 09/20/2049, Series 2024-1A, Class A (1)	2,230	2,206
Mountain View CLO 2017-1 LLC
6.68% (3 Month Term SOFR + 1.35%, 1.09% Floor), 10/16/2029, Series 2017-1A, Class AR (1)(2)	3,086	3,085
Mountain View CLO IX Ltd.
6.71% (3 Month Term SOFR + 1.38%), 07/15/2031, Series 2015-9A, Class A1R (1)(2)	1,261	1,262
MVW 2020-1 LLC
4.21%, 10/20/2037, Series 2020-1A, Class C (1)	161	155
MVW 2021-1W LLC
1.94%, 01/22/2041, Series 2021-1WA, Class C (1)	336	311
MVW 2021-2 LLC
2.23%, 05/20/2039, Series 2021-2A, Class C (1)	5,828	5,362
MVW Owner Trust 2019-1
3.33%, 11/20/2036, Series 2019-1A, Class C (1)	98	95
National Collegiate Student Loan Trust 2005-3
5.82% (1 Month Term SOFR + 0.40%), 10/25/2033, Series 2005-3W, Class A51 (1)(2)	887	879
Navient Private Education Loan Trust 2014-A
7.04% (1 Month Term SOFR + 1.71%), 10/15/2031, Series 2014-AA, Class A3 (1)(2)	356	357
Navient Private Education Loan Trust 2015-A
7.14% (1 Month Term SOFR + 1.81%), 11/15/2030, Series 2015-AA, Class A3 (1)(2)	446	448
Navient Private Education Loan Trust 2015-B
6.89% (1 Month Term SOFR + 1.56%), 07/16/2040, Series 2015-BA, Class A3 (1)(2)	6,266	6,290
Navient Private Education Loan Trust 2017-A
3.91%, 12/16/2058, Series 2017-A, Class B (1)	373	364
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059, Series 2018-BA, Class A2A (1)	560	549
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2 (1)	18	18
Navient Private Education Refi Loan Trust 2018-D
4.00%, 12/15/2059, Series 2018-DA, Class A2A (1)	634	617
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2 (1)	403	390
Navient Private Education Refi Loan Trust 2019-F
2.60%, 08/15/2068, Series 2019-FA, Class A2 (1)	2,058	1,929
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068, Series 2019-GA, Class A (1)	2,026	1,905
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2 (1)	2,156	2,001
Navient Private Education Refi Loan Trust 2020-C
2.15%, 11/15/2068, Series 2020-CA, Class A2A (1)	2,907	2,704
2.83%, 11/15/2068, Series 2020-CA, Class B (1)	4,665	3,928
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069, Series 2020-DA, Class A (1)	3,637	3,339
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069, Series 2020-GA, Class A (1)	2,482	2,245

The accompanying notes are an integral part of these financial statements.

129

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069, Series 2020-HA, Class A (1)		$1,557	$1,433
1.33%, 04/15/2069, Series 2020-IA, Class A1A (1)		5,739	5,192
6.44% (1 Month Term SOFR + 1.11%, 1.00% Floor), 04/15/2069, Series 2020-IA, Class A1B (1)(2)		9,894	9,896
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069, Series 2021-A, Class A (1)		2,205	1,948
2.24%, 05/15/2069, Series 2021-A, Class B (1)		360	273
Navient Private Education Refi Loan Trust 2021-E
2.03%, 12/16/2069, Series 2021-EA, Class B (1)		1,680	1,115
Navient Private Education Refi Loan Trust 2021-F
2.12%, 02/18/2070, Series 2021-FA, Class B (1)		3,810	2,442
Navient Private Education Refi Loan Trust 2024-A
5.66%, 10/15/2072, Series 2024-A, Class A (1)		6,198	6,219
Navient Student Loan Trust
7.03% (30-day Average SOFR + 1.70%), 03/15/2072, Series 2023-BA, Class A1B (1)(2)		12,607	12,692
7.23%, 03/15/2072, Series 2023-BA, Class B (1)		10,320	10,667
Navient Student Loan Trust 2016-2
6.95% (30-day Average SOFR + 1.61%), 06/25/2065, Series 2016-2A, Class A3 (1)(2)		4,188	4,242
Navient Student Loan Trust 2019-B
3.39%, 12/15/2059, Series 2019-BA, Class A2A (1)		307	295
Navient Student Loan Trust 2020-2
6.35% (30-day Average SOFR + 1.01%), 08/26/2069, Series 2020-2A, Class A1B (1)(2)		18,367	18,349
Navigator Aircraft ABS Ltd.
2.77%, 11/15/2046, Series 2021-1, Class A (1)(3)		11,842	10,646
Nelnet Student Loan Trust 2006-1
6.04% (3 Month Term SOFR + 0.71%), 08/23/2036, Series 2006-1, Class A6 (1)(2)		13,501	13,447
Nelnet Student Loan Trust 2021-A
2.85%, 04/20/2062, Series 2021-A, Class B1 (1)		2,386	1,983
Nelnet Student Loan Trust 2021-B
1.42%, 04/20/2062, Series 2021-BA, Class AFX (1)		5,049	4,610
2.68%, 04/20/2062, Series 2021-BA, Class B (1)		3,665	3,035
Nelnet Student Loan Trust 2023-PL1
7.59% (30-day Average SOFR + 2.25%), 11/25/2053, Series 2023-PL1A, Class A1A (1)(2)		1,522	1,518
Neuberger Berman CLO XIV Ltd.
6.62% (3 Month Term SOFR + 1.29%, 1.03% Floor), 01/28/2030, Series 2013-14A, Class AR2 (1)(2)		8,288	8,297
Neuberger Berman CLO XVI-S Ltd.
6.99% (3 Month Term SOFR + 1.66%, 1.40% Floor), 04/15/2034, Series 2017-16SA, Class BR (1)(2)		500	501
Neuberger Berman Loan Advisers CLO 32 Ltd.
6.58% (3 Month Term SOFR + 1.25%, 0.99% Floor), 01/20/2032, Series 2019-32A, Class AR (1)(2)		15,720	15,728
Neuberger Berman Loan Advisers CLO 42 Ltd.
6.69% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/16/2035, Series 2021-42A, Class A (1)(2)		550	551
Neuberger Berman Loan Advisers CLO 43 Ltd.
6.71% (3 Month Term SOFR + 1.39%, 1.13% Floor), 07/17/2035, Series 2021-43A, Class A (1)(2)		29,715	29,772
Neuberger Berman Loan Advisers CLO 45 Ltd.
6.72% (3 Month Term SOFR + 1.39%, 1.13% Floor), 10/14/2035, Series 2021-45A, Class A (1)(2)		3,240	3,241
Neuberger Berman Loan Advisers CLO 56 Ltd.
7.07% (3 Month Term SOFR + 1.75%, 1.75% Floor), 07/24/2037, Series 2024-56A, Class B (1)(2)		1,000	1,001
7.42% (3 Month Term SOFR + 2.10%, 2.10% Floor), 07/24/2037, Series 2024-56A, Class C (1)(2)		1,000	1,000
8.42% (3 Month Term SOFR + 3.10%, 3.10% Floor), 07/24/2037, Series 2024-56A, Class D (1)(2)		1,000	1,000
New Century Home Equity Loan Trust 2005-1
6.13% (1 Month Term SOFR + 0.79%, 0.79% Floor, 12.50% Cap), 03/25/2035, Series 2005-1, Class M1 (2)		1,284	1,301
New Century Home Equity Loan Trust Series 2005-D
6.16% (1 Month Term SOFR + 0.82%, 0.71% Floor), 02/25/2036, Series 2005-D, Class M2 (2)		10,390	8,647
Newday Funding Master Issuer Plc – Series 2024-2
0.00% (Sterling Overnight Index Average + 1.40%), 07/15/2032, Series 2X, Class B (18)	GBP	237	300
0.00% (Sterling Overnight Index Average + 1.90%), 07/15/2032, Series 2X, Class C (18)		281	355
0.00% (Sterling Overnight Index Average + 2.65%), 07/15/2032, Series 2X, Class D (18)		595	752

The accompanying notes are an integral part of these financial statements.

130

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
OCP CLO 2014-5 Ltd.
6.67% (3 Month Term SOFR + 1.34%, 1.08% Floor), 04/26/2031, Series 2014-5A, Class A1R (1)(2)	$1,023	$1,024
OCP CLO 2014-7 Ltd.
6.71% (3 Month Term SOFR + 1.38%), 07/20/2029, Series 2014-7A, Class A1RR (1)(2)	6,156	6,158
OCP CLO 2020-19 Ltd.
6.74% (3 Month Term SOFR + 1.41%, 1.15% Floor), 10/20/2034, Series 2020-19A, Class AR (1)(2)	12,450	12,447
OCP CLO 2024-32 Ltd.
7.33% (3 Month Term SOFR + 2.00%, 2.00% Floor), 04/23/2037, Series 2024-32A, Class B1 (1)(2)	500	502
Octagon Investment Partners 39 Ltd.
7.12% (3 Month Term SOFR + 1.80%, 1.80% Floor), 10/20/2030, Series 2018-3A, Class BR (1)(2)	16,550	16,557
Octagon Investment Partners XV Ltd.
6.56% (3 Month Term SOFR + 1.23%, 0.97% Floor), 07/19/2030, Series 2013-1A, Class A1RR (1)(2)	9,227	9,232
Octagon Investment Partners XVI Ltd.
6.60% (3 Month Term SOFR + 1.28%, 1.02% Floor), 07/17/2030, Series 2013-1A, Class A1R (1)(2)	924	925
Octagon Investment Partners XVII Ltd.
6.99% (3 Month Term SOFR + 1.66%), 01/25/2031, Series 2013-1A, Class BR2 (1)(2)	2,500	2,497
Octane Receivables Trust 2024-2
5.90%, 07/20/2032, Series 2024-2A, Class C (1)	3,895	3,884
OHA Credit Funding 18 Ltd.
7.24% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/20/2037, Series 2024-18A, Class B1 (1)(2)	1,000	1,002
OHA Credit Funding 3 Ltd.
6.73% (3 Month Term SOFR + 1.40%, 1.14% Floor), 07/02/2035, Series 2019-3A, Class AR (1)(2)	8,770	8,792
OHA Credit Funding 4 Ltd.
6.74% (3 Month Term SOFR + 1.41%, 1.15% Floor), 10/22/2036, Series 2019-4A, Class AR (1)(2)	750	751
7.24% (3 Month Term SOFR + 1.91%, 1.65% Floor), 10/22/2036, Series 2019-4A, Class BR (1)(2)	500	502
OHA Credit Funding 6 Ltd.
6.73% (3 Month Term SOFR + 1.40%, 1.14% Floor), 07/20/2034, Series 2020-6A, Class AR (1)(2)	6,730	6,748
OHA Credit Funding 7 Ltd.
6.63% (3 Month Term SOFR + 1.30%, 1.30% Floor), 02/24/2037, Series 2020-7A, Class AR (1)(2)	330	331
OHA Credit Partners XI Ltd.
6.78% (3 Month Term SOFR + 1.46%, 1.46% Floor), 04/20/2037, Series 2015-11A, Class A1R2 (1)(2)	23,400	23,492
7.12% (3 Month Term SOFR + 1.80%, 1.80% Floor), 04/20/2037, Series 2015-11A, Class B1R2 (1)(2)	1,750	1,748
OHA Credit Partners XIII Ltd.
7.29% (3 Month Term SOFR + 1.96%, 1.70% Floor), 10/25/2034, Series 2016-13A, Class BR (1)(2)	250	252
OHA Credit Partners XV Ltd.
7.28% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/20/2037, Series 2017-15A, Class B1R (1)(2)	15,180	15,213
OHA Credit Partners XVI
6.74% (3 Month Term SOFR + 1.41%, 1.15% Floor), 10/18/2034, Series 2021-16A, Class A (1)(2)	6,680	6,698
OHA Loan Funding 2013-1 Ltd.
8.62% (3 Month Term SOFR + 3.30%, 3.30% Floor), 04/23/2037, Series 2013-1A, Class D1R3 (1)(2)	1,000	1,005
OneMain Direct Auto Receivables Trust 2023-1
7.07%, 02/14/2033, Series 2023-1A, Class D (1)	1,145	1,159
OneMain Financial Issuance Trust 2018-2
3.57%, 03/14/2033, Series 2018-2A, Class A (1)	231	230
4.04%, 03/14/2033, Series 2018-2A, Class C (1)	1,015	1,002
OneMain Financial Issuance Trust 2021-1
2.47%, 06/16/2036, Series 2021-1A, Class D (1)	3,300	2,809
6.09% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2 (1)(2)	244	243
OneMain Financial Issuance Trust 2022-2
4.89%, 10/14/2034, Series 2022-2A, Class A (1)	33,800	33,537
OneMain Financial Issuance Trust 2022-3
5.94%, 05/15/2034, Series 2022-3A, Class A (1)	5,301	5,315
OneMain Financial Issuance Trust 2022-S1
5.20%, 05/14/2035, Series 2022-S1, Class D (1)	8,785	8,415
Onemain Financial Issuance Trust 2024-1
5.79%, 05/14/2041, Series 2024-1A, Class A (1)	6,027	6,150
Option One Mortgage Loan Trust 2004-2
6.25% (1 Month Term SOFR + 0.91%, 0.80% Floor), 05/25/2034, Series 2004-2, Class M1 (2)	4,230	4,100

The accompanying notes are an integral part of these financial statements.

131

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
Option One Mortgage Loan Trust 2006-1
6.06% (1 Month Term SOFR + 0.71%, 0.60% Floor), 01/25/2036, Series 2006-1, Class 2A4 (2)		$2,764	$2,721
Option One Mortgage Loan Trust 2006-3
5.74% (1 Month Term SOFR + 0.39%, 0.28% Floor), 02/25/2037, Series 2006-3, Class 1A1 (2)		16,753	10,304
Option One Mortgage Loan Trust 2007-4
5.64% (1 Month Term SOFR + 0.29%, 0.18% Floor), 04/25/2037, Series 2007-4, Class 2A2 (2)		13,671	7,670
Orion CLO 2023-1 Ltd.
13.22% (3 Month Term SOFR + 7.90%, 7.90% Floor), 10/25/2036, Series 2023-1A, Class E (1)(2)		1,000	1,043
Orion CLO 2024-3 Ltd.
7.23% (3 Month Term SOFR + 1.90%, 1.90% Floor), 07/25/2037, Series 2024-3A, Class B (1)(2)		2,000	2,000
7.63% (3 Month Term SOFR + 2.30%, 2.30% Floor), 07/25/2037, Series 2024-3A, Class C (1)(2)		500	500
OZLM VIII Ltd.
6.56% (3 Month Term SOFR + 1.24%, 0.98% Floor), 10/17/2029, Series 2014-8A, Class A1R3 (1)(2)		12,519	12,524
7.23% (3 Month Term SOFR + 1.91%, 1.65% Floor), 10/17/2029, Series 2014-8A, Class A2R3 (1)(2)		2,955	2,963
Palmer Square BDC CLO 1 Ltd.
6.92% (3 Month Term SOFR + 1.60%, 1.60% Floor), 07/15/2037, Series 1A, Class A (1)(2)		23,440	23,428
Palmer Square CLO 2018-1 Ltd.
12.26% (3 Month Term SOFR + 6.94%, 6.94% Floor), 04/18/2037, Series 2018-1A, Class DR (1)(2)		500	508
Palmer Square CLO 2018-3 Ltd.
7.08% (3 Month Term SOFR + 1.76%, 1.76% Floor), 10/17/2031, Series 2013-2A, Class A2R3 (1)(2)		250	250
Palmer Square CLO 2020-3 Ltd.
6.97% (3 Month Term SOFR + 1.65%, 1.65% Floor), 11/15/2036, Series 2020-3A, Class A1R2 (1)(2)		8,130	8,220
Palmer Square CLO 2021-2 Ltd.
6.74% (3 Month Term SOFR + 1.41%, 1.41% Floor), 07/15/2034, Series 2021-2A, Class A (1)(2)		9,020	9,035
Palmer Square CLO 2021-4 Ltd.
6.76% (3 Month Term SOFR + 1.43%, 1.43% Floor), 10/15/2034, Series 2021-4A, Class A (1)(2)		22,275	22,277
Palmer Square CLO 2024-2 LTD
0.00% (3 Month Term SOFR + 1.65%, 1.65% Floor), 07/20/2037, Series 2024-2A, Class B (1)(2)(4)		2,630	2,630
Palmer Square Loan Funding 2021-2 Ltd.
6.84% (3 Month Term SOFR + 1.51%, 1.51% Floor), 05/20/2029, Series 2021-2A, Class A2 (1)(2)		11,775	11,777
Palmer Square Loan Funding 2021-3 Ltd.
6.39% (3 Month Term SOFR + 1.06%, 1.06% Floor), 07/20/2029, Series 2021-3A, Class A1 (1)(2)		1,720	1,721
6.99% (3 Month Term SOFR + 1.66%, 1.66% Floor), 07/20/2029, Series 2021-3A, Class A2 (1)(2)		4,000	4,002
Palmer Square Loan Funding 2021-4 Ltd.
6.99% (3 Month Term SOFR + 1.66%, 1.66% Floor), 10/15/2029, Series 2021-4A, Class A2 (1)(2)		2,000	1,999
Palmer Square Loan Funding 2024-3 Ltd.
6.99% (3 Month Term SOFR + 1.65%, 1.65% Floor), 08/08/2032, Series 2024-3A, Class A2 (1)(2)		3,000	3,000
7.24% (3 Month Term SOFR + 1.90%, 1.90% Floor), 08/08/2032, Series 2024-3A, Class B (1)(2)		1,000	1,000
8.29% (3 Month Term SOFR + 2.95%, 2.95% Floor), 08/08/2032, Series 2024-3A, Class C (1)(2)		2,000	2,000
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4
6.24% (1 Month Term SOFR + 0.89%, 0.78% Floor), 09/25/2035, Series 2005-WHQ4, Class M3 (2)		8,000	6,944
PCL Funding IX Plc
0.00% (Sterling Overnight Index Average + 2.15%), 07/16/2029, Series 1, Class C (18)	GBP	100	127
0.00% (Sterling Overnight Index Average + 1.30%), 07/16/2029, Series 1, Class B (18)		238	301
Pikes Peak CLO 2
8.84% (3 Month Term SOFR + 3.51%, 3.25% Floor), 10/18/2034, Series 2018-2A, Class D1R (1)(2)		$1,273	1,271
PK Alift Loan Funding 3 LP
5.84%, 09/15/2039, Series 2024-1, Class A1 (1)		3,105	3,106
Planet Fitness Master Issuer LLC
3.25%, 12/05/2051, Series 2022-1A, Class A2I (1)		12,664	11,885
3.86%, 12/05/2049, Series 2019-1A, Class A2 (1)		4,169	3,805
4.01%, 12/05/2051, Series 2022-1A, Class A2II (1)		1,173	1,029
5.77%, 06/05/2054, Series 2024-1A, Class A2I (1)		17,040	16,992
Pony SA Compartment German Auto Loans 2024-1
0.00% (1 Month EURIBOR + 1.20%), 01/14/2033, Series 1, Class C (18)	EUR	100	107
0.00% (1 Month EURIBOR + 1.65%), 01/14/2033, Series 1, Class D (18)		100	107
Post CLO 2023-1 Ltd.
7.27% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/20/2036, Series 2023-1A, Class A (1)(2)		$14,310	14,339

The accompanying notes are an integral part of these financial statements.

132

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
Prestige Auto Receivables Trust 2020-1
3.67%, 02/15/2028, Series 2020-1A, Class E (1)	$3,270	$3,229
Prestige Auto Receivables Trust 2023-1
6.33%, 04/16/2029, Series 2023-1A, Class D (1)	4,170	4,159
Prestige Auto Receivables Trust 2023-2
7.71%, 08/15/2029, Series 2023-2A, Class D (1)	1,800	1,857
PRET 2021-NPL5 LLC
2.49%, 10/25/2051, Series 2021-NPL5, Class A1 (1)(3)	18,290	18,117
PRET 2021-RN3 LLC
1.84%, 09/25/2051, Series 2021-RN3, Class A1 (1)(3)	26,359	25,389
PRET 2022-RN1 LLC
3.72%, 07/25/2051, Series 2022-RN1, Class A1 (1)(3)	18,639	18,314
PRET 2022-RN2 LLC
5.00%, 06/25/2052, Series 2022-RN2, Class A1 (1)(3)	25,158	24,570
Progress Residential 2020-SFR3 Trust
1.50%, 10/17/2027, Series 2020-SFR3, Class B (1)	345	327
1.90%, 10/17/2027, Series 2020-SFR3, Class D (1)	1,390	1,316
2.30%, 10/17/2027, Series 2020-SFR3, Class E (1)	545	517
2.80%, 10/17/2027, Series 2020-SFR3, Class F (1)	10,915	10,417
Progress Residential 2021-SFR11 Trust
2.28%, 01/17/2039, Series 2021-SFR11, Class A (1)	11,926	10,548
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1 (1)	4,365	4,070
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1 (1)	1,815	1,688
2.69%, 05/17/2026, Series 2021-SFR3, Class E2 (1)	1,510	1,392
Progress Residential 2021-SFR4
2.41%, 05/17/2038, Series 2021-SFR4, Class E1 (1)	955	881
2.56%, 05/17/2038, Series 2021-SFR4, Class E2 (1)	640	590
Progress Residential 2021-SFR5 Trust
2.21%, 07/17/2038, Series 2021-SFR5, Class E1 (1)	2,185	2,008
2.36%, 07/17/2038, Series 2021-SFR5, Class E2 (1)	545	499
Progress Residential 2021-SFR7 Trust
2.59%, 08/17/2040, Series 2021-SFR7, Class E1 (1)	3,970	3,425
2.64%, 08/17/2040, Series 2021-SFR7, Class E2 (1)	1,035	877
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1 (1)	1,130	987
3.01%, 11/17/2040, Series 2021-SFR9, Class E2 (1)	615	537
Progress Residential 2023-SFR1 Trust
4.65%, 03/17/2040, Series 2023-SFR1, Class C (1)	950	904
4.65%, 03/17/2040, Series 2023-SFR1, Class D (1)	1,455	1,376
Progress Residential 2023-SFR2 Trust
4.50%, 10/17/2040, Series 2023-SFR2, Class B (1)	855	813
Progress Residential 2024-SFR3 Trust
3.00%, 06/17/2041, Series 2024-SFR3, Class A (1)	6,000	5,401
Progress Residential 2024-SFR4 Trust
3.33%, 07/09/2029, Series 2024-SFR4, Class D (1)(5)	6,000	5,310
Progress Residential Trust
2.43%, 07/17/2038, Series 2021-SFR6, Class E1 (1)	2,730	2,513
2.53%, 07/17/2038, Series 2021-SFR6, Class E2 (1)	1,375	1,261
PRPM 2021-6 LLC
1.79%, 07/25/2026, Series 2021-6, Class A1 (1)(3)	15,101	14,822
PRPM 2021-8 LLC
1.74%, 09/25/2026, Series 2021-8, Class A1 (1)(5)	3,633	3,527
PRPM 2022-1 LLC
3.72%, 02/25/2027, Series 2022-1, Class A1 (1)(3)	30,387	29,859
PRPM 2022-4 LLC
5.00%, 08/25/2027, Series 2022-4, Class A1 (1)(3)	9,504	9,363

The accompanying notes are an integral part of these financial statements.

133

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
Quarzo Srl
6.00% (3 Month EURIBOR + 2.30%), 06/15/2041, Series 1, Class C (18)	EUR	150	$161
7.40% (3 Month EURIBOR + 3.70%), 06/15/2041, Series 1, Class D (18)		122	131
RAAC Series 2006-RP4 Trust
6.01% (1 Month Term SOFR + 0.66%, 0.55% Floor, 14.00% Cap), 01/25/2046, Series 2006-RP4, Class M1 (1)(2)		6,240	6,167
RAAC Series 2006-SP3 Trust
6.81% (1 Month Term SOFR + 1.46%, 1.35% Floor, 14.00% Cap), 08/25/2036, Series 2006-SP3, Class M3 (2)		875	825
Rad CLO 10 Ltd.
7.34% (3 Month Term SOFR + 2.01%, 1.75% Floor), 04/23/2034, Series 2021-10A, Class C (1)(2)		500	499
Rad CLO 15 Ltd.
6.68% (3 Month Term SOFR + 1.35%, 1.09% Floor), 01/20/2034, Series 2021-15A, Class A (1)(2)		5,310	5,314
Rad CLO 5 Ltd.
6.70% (3 Month Term SOFR + 1.38%, 1.12% Floor), 07/24/2032, Series 2019-5A, Class AR (1)(2)		700	700
Rad CLO 6 Ltd.
7.74% (3 Month Term SOFR + 2.41%, 2.15% Floor), 01/20/2033, Series 2019-6A, Class B1 (1)(2)		1,000	1,008
RAMP Series 2005-RS5 Trust
6.48% (1 Month Term SOFR + 0.79%, 0.68% Floor, 14.00% Cap), 05/25/2035, Series 2005-RS5, Class M5 (2)		286	283
RAMP Series 2006-RZ5 Trust
5.82% (1 Month Term SOFR + 0.47%, 0.36% Floor, 14.00% Cap), 08/25/2046, Series 2006-RZ5, Class M1 (2)		16,953	14,598
RASC Series 2006-EMX6 Trust
6.00% (1 Month Term SOFR + 0.38%, 0.27% Floor, 14.00% Cap), 07/25/2036, Series 2006-EMX6, Class A4 (2)		194	166
RASC Series 2007-KS3 Trust
5.80% (1 Month Term SOFR + 0.45%, 0.34% Floor, 14.00% Cap), 04/25/2037, Series 2007-KS3, Class AI4 (2)		20,762	19,639
RCO VII Mortgage LLC 2024-1
7.02%, 01/25/2029, Series 2024-1, Class A1 (1)(3)		3,476	3,465
Redwood Funding Trust 2023-1
7.50%, 07/25/2059, Series 2023-1, Class A (1)(3)		4,325	4,233
Regatta XV Funding Ltd.
6.87% (3 Month Term SOFR + 1.55%, 1.55% Floor), 10/25/2031, Series 2018-4A, Class A2R (1)(2)		2,500	2,499
Regatta XVIII Funding Ltd.
6.69% (3 Month Term SOFR + 1.36%, 1.10% Floor), 01/15/2034, Series 2021-1A, Class A1 (1)(2)		4,250	4,258
Regatta XXIV Funding Ltd.
8.69% (3 Month Term SOFR + 3.36%, 3.10% Floor), 01/20/2035, Series 2021-5A, Class D (1)(2)		250	249
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A (1)		767	746
Regional Management Issuance Trust 2021-2
1.90%, 08/15/2033, Series 2021-2, Class A (1)		356	323
Regional Management Issuance Trust 2022-1
3.07%, 03/15/2032, Series 2022-1, Class A (1)		2,672	2,582
Republic Finance Issuance Trust 2021-A
3.53%, 12/22/2031, Series 2021-A, Class C (1)		795	734
Research-Driven Pagaya Motor Trust 2024-1
7.09%, 06/25/2032, Series 2024-1A, Class A (1)		2,381	2,392
Rockford Tower CLO 2017-3 Ltd.
6.78% (3 Month Term SOFR + 1.45%), 10/20/2030, Series 2017-3A, Class A (1)(2)		4,406	4,409
Rockford Tower CLO 2019-2 Ltd.
6.69% (3 Month Term SOFR + 1.36%, 1.10% Floor), 08/20/2032, Series 2019-2A, Class AR (1)(2)		13,850	13,866
Rockford Tower CLO 2021-1 Ltd.
6.76% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1 (1)(2)		25,790	25,833
Romark CLO II Ltd.
6.97% (3 Month Term SOFR + 1.65%, 1.65% Floor), 07/25/2031, Series 2018-2A, Class A2R (1)(2)		9,000	9,000
RR 28 Ltd.
6.84% (3 Month Term SOFR + 1.55%, 1.55% Floor), 04/15/2037, Series 2024-28RA, Class A1R (1)(2)		2,000	2,005
RR 29 Ltd.
0.00% (3 Month Term SOFR + 1.39%, 1.39% Floor), 07/15/2039, Series 2024-29RA, Class A1R (1)(2)(4)		3,200	3,200
RR 3 Ltd.
6.68% (3 Month Term SOFR + 1.35%, 1.09% Floor), 01/15/2030, Series 2018-3A, Class A1R2 (1)(2)		1,823	1,826

The accompanying notes are an integral part of these financial statements.

134

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
RR 8 Ltd.
7.02% (3 Month Term SOFR + 1.70%, 1.70% Floor), 07/15/2037, Series 2020-8A, Class A2R (1)(2)	EUR	2,000	$1,999
RRX 3 Ltd.
6.91% (3 Month Term SOFR + 1.58%, 1.32% Floor), 04/15/2034, Series 2021-3A, Class A1 (1)(2)		3,200	3,199
RRX 4 Ltd.
6.79% (3 Month Term SOFR + 1.46%, 1.20% Floor), 07/15/2034, Series 2021-4A, Class A1 (1)(2)		1,250	1,253
Santander Drive Auto Receivables Trust 2020-4
1.48%, 01/15/2027, Series 2020-4, Class D		216	213
Santander Drive Auto Receivables Trust 2021-3
1.33%, 09/15/2027, Series 2021-3, Class D		765	744
Santander Drive Auto Receivables Trust 2021-4
1.67%, 10/15/2027, Series 2021-4, Class D		3,990	3,838
Santander Drive Auto Receivables Trust 2023-2
5.24%, 05/15/2028, Series 2023-2, Class B		22,400	22,268
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027, Series 2024-2, Class A2		10,200	10,201
5.84%, 06/17/2030, Series 2024-2, Class C		400	403
6.28%, 08/15/2031, Series 2024-2, Class D		400	406
Santander Drive Auto Receivables Trust 2024-3
5.97%, 10/15/2031, Series 2024-3, Class D		11,735	11,772
Saxon Asset Securities Trust 2006-1
5.92% (1 Month Term SOFR + 0.58%, 0.47% Floor, 12.25% Cap), 03/25/2036, Series 2006-1, Class M1 (2)		1,027	972
Saxon Asset Securities Trust 2007-2
5.66% (1 Month Term SOFR + 0.31%, 0.20% Floor), 05/25/2047, Series 2007-2, Class A1 (2)		15,809	13,612
Saxon Asset Securities Trust 2007-3
5.77% (1 Month Term SOFR + 0.42%, 0.31% Floor), 09/25/2037, Series 2007-3, Class 1A (2)		12,115	11,377
SBNA Auto Receivables Trust 2024-A
5.21%, 04/16/2029, Series 2024-A, Class A4 (1)		3,050	3,042
5.32%, 12/15/2028, Series 2024-A, Class A3 (1)		11,800	11,769
5.59%, 01/15/2030, Series 2024-A, Class C (1)		200	200
5.70%, 03/15/2027, Series 2024-A, Class A2 (1)		11,500	11,493
6.04%, 04/15/2030, Series 2024-A, Class D (1)		400	400
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D (1)		340	322
SCF Equipment Leasing 2022-1 LLC
3.79%, 11/20/2031, Series 2022-1A, Class D (1)		2,740	2,607
SCF Equipment Leasing 2022-2 LLC
6.50%, 08/20/2032, Series 2022-2A, Class C (1)		3,145	3,186
SCF Rahoituspalvelut XIII DAC
5.18% (1 Month EURIBOR + 1.40%), 06/25/2034, Series 13, Class C (2)(18)	EUR	100	107
Sculptor CLO XXVIII Ltd.
7.39% (3 Month Term SOFR + 2.06%, 1.80% Floor), 01/20/2035, Series 28A, Class B1 (1)(2)		$3,700	3,727
SEB Funding LLC
7.39%, 04/30/2054, Series 2024-1A, Class A2 (1)		7,200	7,302
Securitized Asset Backed Receivables LLC Trust 2004-OP1
6.22% (1 Month Term SOFR + 0.88%, 0.77% Floor), 02/25/2034, Series 2004-OP1, Class M1 (2)		5,033	4,993
Securitized Asset Backed Receivables LLC Trust 2005-HE1
6.10% (1 Month Term SOFR + 0.76%, 0.65% Floor), 10/25/2035, Series 2005-HE1, Class M1 (2)		2,435	1,901
Securitized Asset Backed Receivables LLC Trust 2006-CB5
5.74% (1 Month Term SOFR + 0.39%, 0.28% Floor), 06/25/2036, Series 2006-CB5, Class A3 (2)		3,621	2,329
Securitized Asset Backed Receivables LLC Trust 2007-BR2
5.92% (1 Month Term SOFR + 0.57%, 0.46% Floor), 02/25/2037, Series 2007-BR2, Class A2 (2)		3,498	1,461
Service Experts Issuer 2024-1 LLC
6.39%, 11/20/2035, Series 2024-1A, Class A (1)		1,550	1,559
ServiceMaster Funding LLC
2.84%, 01/30/2051, Series 2020-1, Class A2I (1)		610	543
Sesac Finance LLC
5.50%, 07/25/2052, Series 2022-1, Class A2 (1)		864	845

The accompanying notes are an integral part of these financial statements.

135

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
SFS Auto Receivables Securitization Trust 2023-1
5.97%, 02/20/2031, Series 2023-1A, Class C (1)	$1,965	$1,993
Shackleton 2019-XIV CLO Ltd.
7.39% (3 Month Term SOFR + 2.06%, 1.80% Floor), 07/20/2034, Series 2019-14A, Class BR (1)(2)	3,430	3,454
Shenton Aircraft Investment I Ltd.
4.75%, 10/15/2042, Series 2015-1A, Class A (1)	1,499	1,417
Sierra Timeshare 2019-2 Receivables Funding LLC
3.12%, 05/20/2036, Series 2019-2A, Class C (1)	495	494
Sierra Timeshare 2019-3 Receivables Funding LLC
3.00%, 08/20/2036, Series 2019-3A, Class C (1)	333	330
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B (1)	992	943
1.79%, 11/20/2037, Series 2021-1A, Class C (1)	275	262
Sierra Timeshare 2023-1 Receivables Funding LLC
7.00%, 01/20/2040, Series 2023-1A, Class C (1)	726	731
Sierra Timeshare 2023-2 Receivables Funding LLC
7.30%, 04/20/2040, Series 2023-2A, Class C (1)	897	909
Sierra Timeshare 2023-3 Receivables Funding LLC
7.12%, 09/20/2040, Series 2023-3A, Class C (1)	2,979	3,004
Slam 2021-1 Ltd.
2.43%, 06/15/2046, Series 2021-1A, Class A (1)	8,068	7,219
SLM Private Credit Student Loan Trust 2003-B
0.00%, 03/15/2033, Series 2003-B, Class A3 (5)	954	938
SLM Private Credit Student Loan Trust 2005-B
5.93% (3 Month Term SOFR + 0.59%), 06/15/2039, Series 2005-B, Class A4 (2)	3,450	3,380
SLM Student Loan Trust 2003-7
6.81% (90-day Average SOFR + 1.46%, 1.20% Floor), 12/15/2033, Series 2003-7A, Class A5A (1)(2)	4,512	4,511
SLM Student Loan Trust 2005-4
5.78% (90-day Average SOFR + 0.43%), 07/25/2040, Series 2005-4, Class A4 (2)	8,714	8,466
SLM Student Loan Trust 2006-10
5.83% (90-day Average SOFR + 0.48%), 03/25/2044, Series 2006-10, Class B (2)	1,106	1,048
SLM Student Loan Trust 2007-7
5.94% (90-day Average SOFR + 0.59%), 10/25/2024, Series 2007-7, Class A4 (2)	1,053	1,032
SLM Student Loan Trust 2008-5
7.31% (90-day Average SOFR + 1.96%, 1.70% Floor), 07/25/2024, Series 2008-5, Class A4 (2)	1,521	1,524
7.46% (90-day Average SOFR + 2.11%, 1.85% Floor), 07/25/2073, Series 2008-5, Class B (2)	7,350	7,342
SLM Student Loan Trust 2008-6
6.71% (90-day Average SOFR + 1.36%), 07/25/2024, Series 2008-6, Class A4 (2)	6,203	6,179
SLM Student Loan Trust 2008-7
6.51% (90-day Average SOFR + 1.16%), 07/25/2024, Series 2008-7, Class A4 (2)	4,706	4,666
SLM Student Loan Trust 2012-1
6.40% (30-day Average SOFR + 1.06%, 0.95% Floor), 09/25/2028, Series 2012-1, Class A3 (2)	6,423	6,329
SLM Student Loan Trust 2012-2
6.15% (30-day Average SOFR + 0.81%), 01/25/2029, Series 2012-2, Class A (2)	7,913	7,730
SLM Student Loan Trust 2012-7
6.10% (30-day Average SOFR + 0.76%, 0.65% Floor), 05/26/2026, Series 2012-7, Class A3 (2)	2,680	2,611
7.25% (30-day Average SOFR + 1.91%, 1.80% Floor), 09/25/2043, Series 2012-7, Class B (2)	2,220	2,220
SLM Student Loan Trust 2014-1
6.05% (30-day Average SOFR + 0.71%), 02/26/2029, Series 2014-1, Class A3 (2)	1,578	1,530
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043, Series 2015-C, Class B (1)	737	722
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031, Series 2016-A, Class A2A (1)	15	15
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032, Series 2016-B, Class A2A (1)	427	420
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034, Series 2016-C, Class A2A (1)	44	44

The accompanying notes are an integral part of these financial statements.

136

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034, Series 2017-A, Class A2A (1)	$212	$208
SMB Private Education Loan Trust 2017-B
2.82%, 10/15/2035, Series 2017-B, Class A2A (1)	599	581
SMB Private Education Loan Trust 2018-A
3.50%, 02/15/2036, Series 2018-A, Class A2A (1)	3,599	3,495
3.96%, 07/15/2042, Series 2018-A, Class B (1)	125	118
SMB Private Education Loan Trust 2018-B
3.60%, 01/15/2037, Series 2018-B, Class A2A (1)	1,579	1,533
4.00%, 07/15/2042, Series 2018-B, Class B (1)	910	857
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035, Series 2018-C, Class A2A (1)	3,891	3,777
4.00%, 11/17/2042, Series 2018-C, Class B (1)	770	724
SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036, Series 2019-A, Class A2A (1)	2,788	2,690
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037, Series 2019-B, Class A2A (1)	2,906	2,772
SMB Private Education Loan Trust 2020-A
2.23%, 09/15/2037, Series 2020-A, Class A2A (1)	5,865	5,512
SMB Private Education Loan Trust 2020-PTB
1.60%, 09/15/2054, Series 2020-PTB, Class A2A (1)	3,669	3,360
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053, Series 2021-A, Class APT1 (1)	5,638	4,970
SMB Private Education Loan Trust 2022-B
3.94%, 02/16/2055, Series 2022-B, Class A1A (1)	24,071	22,763
6.78% (30-day Average SOFR + 1.45%), 02/16/2055, Series 2022-B, Class A1B (1)(2)	21,709	21,832
SMB Private Education Loan Trust 2023-C
6.36%, 11/15/2052, Series 2023-C, Class B (1)	2,870	2,923
SMB Private Education Loan Trust 2023-D
6.15%, 09/15/2053, Series 2023-D, Class A1A (1)	9,806	10,130
6.93%, 09/15/2053, Series 2023-D, Class B (1)	5,009	5,279
6.98% (30-day Average SOFR + 1.65%, 1.65% Floor), 09/15/2053, Series 2023-D, Class A1B (1)(2)	15,939	16,273
7.54%, 09/15/2053, Series 2023-D, Class C (1)	1,034	1,070
8.87%, 09/15/2053, Series 2023-D, Class D (1)	2,110	2,224
SMB Private Education Loan Trust 2024-A
5.24%, 03/15/2056, Series 2024-A, Class A1A (1)	4,035	4,018
5.88%, 03/15/2056, Series 2024-A, Class B (1)	3,623	3,619
6.78% (30-day Average SOFR + 1.45%, 1.45% Floor), 03/15/2056, Series 2024-A, Class A1B (1)(2)	3,765	3,818
SMB Private Education Loan Trust 2024-C
5.50%, 06/17/2052, Series 2024-C, Class A1A (1)	4,796	4,834
6.06%, 06/17/2052, Series 2024-C, Class B (1)	1,465	1,492
6.43% (30-day Average SOFR + 1.10%, 1.10% Floor), 06/17/2052, Series 2024-C, Class A1B (1)(2)	1,449	1,450
SMB Private Education Loan Trust 2024-D
5.38%, 07/05/2053, Series 2024-D, Class A1A (1)	28,000	27,907
SoFi Consumer Loan Program 2021-1 Trust
2.04%, 09/25/2030, Series 2021-1, Class D (1)	925	886
SoFi Personal Loan Trust
0.00%, 11/12/2030 (5)	61	3,022
SoFi Personal Loan Trust 2023-1
6.00%, 11/12/2030, Series 2023-1A, Class A (1)	4,183	4,194
SoFi Personal Loan Trust 2024-1
6.06%, 02/12/2031, Series 2024-1A, Class A (1)	4,493	4,494
SoFi Professional Loan Program 2017-D LLC
2.65%, 09/25/2040, Series 2017-D, Class A2FX (1)	414	401
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040, Series 2017-E, Class C (1)	695	648
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041, Series 2017-F, Class BFX (1)	1,405	1,281

The accompanying notes are an integral part of these financial statements.

137

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048, Series 2018-C, Class BFX (1)	$1,875	$1,713
Sound Point CLO XX Ltd.
6.69% (3 Month Term SOFR + 1.36%), 07/26/2031, Series 2018-2A, Class A (1)(2)	478	478
Soundview Home Loan Trust 2006-OPT5
5.94% (1 Month Term SOFR + 0.59%, 0.48% Floor), 07/25/2036, Series 2006-OPT5, Class 2A4 (2)	21,565	18,916
Soundview Home Loan Trust 2007-NS1
5.81% (1 Month Term SOFR + 0.46%, 0.35% Floor), 01/25/2037, Series 2007-NS1, Class M1 (2)	268	244
Southwick Park CLO LLC
6.65% (3 Month Term SOFR + 1.32%, 1.32% Floor), 07/20/2032, Series 2019-4A, Class A1R (1)(2)	11,400	11,421
Specialty Underwriting & Residential Finance Trust Series 2006-BC2
4.27%, 02/25/2037, Series 2006-BC2, Class A2C (3)	10,182	3,442
Specialty Underwriting & Residential Finance Trust Series 2006-BC5
5.74% (1 Month Term SOFR + 0.39%, 0.28% Floor), 11/25/2037, Series 2006-BC5, Class A1 (2)	9,493	7,450
Stream Innovations 2024-1 Issuer Trust
6.27%, 07/15/2044, Series 2024-1A, Class A (1)	945	945
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1
4.71%, 02/25/2035, Series 2005-1, Class 1A1 (5)	2,940	2,711
Structured Asset Investment Loan Trust 2004-8
6.36% (1 Month Term SOFR + 1.01%, 0.90% Floor), 09/25/2034, Series 2004-8, Class M1 (2)	535	508
Structured Asset Investment Loan Trust 2004-9
6.55% (1 Month Term SOFR + 1.21%, 1.10% Floor), 10/25/2034, Series 2004-9, Class M2 (2)	2,781	2,753
Structured Asset Investment Loan Trust 2005-HE2
6.21% (1 Month Term SOFR + 0.86%, 0.75% Floor), 07/25/2035, Series 2005-HE2, Class M2 (2)	4,215	3,934
Structured Asset Mortgage Investments II Trust 2007-AR3
5.65% (1 Month Term SOFR + 0.30%, 0.19% Floor, 10.50% Cap), 09/25/2047, Series 2007-AR3, Class 2A1 (2)	10,316	9,012
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
7.46% (1 Month Term SOFR + 2.11%, 2.00% Floor), 08/25/2037, Series 2007-WF2, Class A1 (2)	87	86
Subway Funding LLC
6.03%, 07/30/2054, Series 2024-1A, Class A2I (1)	19,200	19,356
6.27%, 07/30/2054, Series 2024-1A, Class A2II (1)	2,009	2,038
Symphony CLO 44 Ltd.
7.13% (3 Month Term SOFR + 1.80%, 1.80% Floor), 07/14/2037, Series 2024-44A, Class B (1)(2)	3,500	3,500
Symphony CLO XX Ltd.
6.89% (3 Month Term SOFR + 1.55%, 1.55% Floor), 01/16/2032, Series 2018-20A, Class BR2 (1)(2)	11,220	11,220
Symphony CLO XXIV Ltd.
6.53% (3 Month Term SOFR + 1.20%, 1.20% Floor), 01/23/2032, Series 2020-24A, Class AR (1)(2)	617	617
Symphony CLO XXVI Ltd.
6.67% (3 Month Term SOFR + 1.34%, 1.08% Floor), 04/20/2033, Series 2021-26A, Class AR (1)(2)	4,650	4,657
Symphony Static CLO I Ltd.
10.94% (3 Month Term SOFR + 5.61%, 5.35% Floor), 10/25/2029, Series 2021-1A, Class E1 (1)(2)	750	752
TCW CLO 2019-1 AMR Ltd.
7.34% (3 Month Term SOFR + 2.01%, 1.75% Floor), 08/16/2034, Series 2019-1A, Class BR (1)(2)	3,365	3,366
TCW CLO 2020-1 Ltd.
6.75% (3 Month Term SOFR + 1.42%, 1.16% Floor), 04/20/2034, Series 2020-1A, Class A1RR (1)(2)	8,600	8,615
TCW CLO 2022-1 Ltd.
6.66% (3 Month Term SOFR + 1.34%, 1.34% Floor), 04/22/2033, Series 2022-1A, Class A1 (1)(2)	9,080	9,094
Theorem Funding Trust 2023-1
7.58%, 04/15/2029, Series 2023-1A, Class A (1)	4,838	4,881
THL Credit Wind River 2019-3 CLO Ltd.
7.24% (3 Month Term SOFR + 1.91%, 1.65% Floor), 07/15/2031, Series 2019-3A, Class BR (1)(2)	7,550	7,566
TICP CLO X Ltd.
7.06% (3 Month Term SOFR + 1.73%, 1.47% Floor), 04/20/2031, Series 2018-10A, Class B (1)(2)	4,080	4,076
11.09% (3 Month Term SOFR + 5.76%, 5.50% Floor), 04/20/2031, Series 2018-10A, Class E (1)(2)	250	249
TIF Funding III LLC
5.48%, 04/20/2049, Series 2024-1A, Class A (1)	9,621	9,571
Trafigura Securitisation Finance Plc
6.74% (SOFR + 1.40%, 1.40% Floor), 11/15/2027, Series 2024-1A, Class A1 (1)(2)	17,950	17,995

The accompanying notes are an integral part of these financial statements.

138

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
TRESTLES CLO 2017-1 Ltd.
0.00% (3 Month Term SOFR + 3.15%, 3.15% Floor), 07/25/2037, Series 2017-1A, Class D1RR (1)(2)(4)		$500	$500
0.00% (3 Month Term SOFR + 1.46%, 1.46% Floor), 07/25/2037, Series 2017-1A, Class A1RR (1)(2)(4)		650	650
Tricon American Homes 2019-SFR1 Trust
3.20%, 03/17/2038, Series 2019-SFR1, Class D (1)		1,270	1,210
Tricon American Homes 2020-SFR1
2.05%, 07/17/2038, Series 2020-SFR1, Class B (1)		1,180	1,099
2.55%, 07/17/2038, Series 2020-SFR1, Class D (1)		1,220	1,144
Tricon American Homes 2020-SFR2 Trust
2.73%, 11/17/2039, Series 2020-SFR2, Class E1 (1)		1,855	1,651
Tricon Residential 2021-SFR1 Trust
2.79%, 07/17/2038, Series 2021-SFR1, Class E1 (1)		1,760	1,616
2.89%, 07/17/2038, Series 2021-SFR1, Class E2 (1)		4,695	4,317
Tricon Residential 2024-SFR2 Trust
4.75%, 06/17/2040, Series 2024-SFR2, Class A (1)		5,000	4,880
6.00%, 06/17/2028, Series 2024-SFR2, Class D (1)		12,000	11,830
Trimaran Cavu 2019-1 Ltd.
7.49% (3 Month Term SOFR + 2.16%, 1.90% Floor), 07/20/2032, Series 2019-1A, Class A2 (1)(2)		1,820	1,821
Trimaran Cavu 2021-2 Ltd.
7.34% (3 Month Term SOFR + 2.01%, 1.75% Floor), 10/25/2034, Series 2021-2A, Class B1 (1)(2)		2,500	2,509
Trinitas CLO XXIX Ltd.
0.00% (3 Month Term SOFR + 3.40%, 3.40% Floor), 07/23/2037, Series 2024-29A, Class D1 (1)(2)(4)		2,000	2,000
Upstart Securitization Trust 2022-1
3.12%, 03/20/2032, Series 2022-1, Class A (1)		1,659	1,651
Upstart Securitization Trust 2022-3
5.50%, 06/20/2032, Series 2022-3, Class A (1)		3,484	3,462
Upstart Structured Pass-Through Trust Series 2022-2A
4.25%, 06/17/2030, Series 2022-2A, Class A (1)		1,566	1,531
Vantage Data Centers Jersey Borrower Spv Ltd
6.17%, 05/28/2039, Series 1X, Class A2 (18)	GBP	892	1,135
VCAT 2021-NPL1 LLC
5.29%, 12/26/2050, Series 2021-NPL1, Class A1 (1)(3)		$582	579
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051, Series 2021-NPL5, Class A1 (1)(3)		5,640	5,552
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051, Series 2021-NPL6, Class A1 (1)(3)		7,531	7,370
Venture XXIX CLO Ltd.
6.57% (3 Month Term SOFR + 1.25%, 0.99% Floor), 09/07/2030, Series 2017-29A, Class AR (1)(2)		1,530	1,531
Vista Point Securitization Trust 2024-CES1
6.68%, 05/25/2054, Series 2024-CES1, Class A1 (1)(3)		8,729	8,780
VOLT XCII LLC
4.89%, 02/27/2051, Series 2021-NPL1, Class A1 (1)(3)		683	673
VOLT XCIII LLC
4.89%, 02/27/2051, Series 2021-NPL2, Class A1 (1)(3)		2,150	2,118
VOLT XCIV LLC
5.24%, 02/27/2051, Series 2021-NPL3, Class A1 (1)(3)		3,495	3,458
VOLT XCIX LLC
5.12%, 04/25/2051, Series 2021-NPL8, Class A1 (1)(3)		7,241	7,173
VOLT XCVI LLC
5.12%, 03/27/2051, Series 2021-NPL5, Class A1 (1)(3)		1,505	1,492
VOLT XCVII LLC
5.24%, 04/25/2051, Series 2021-NPL6, Class A1 (1)(3)		6,937	6,898
Voya CLO 2013-2 Ltd.
6.56% (3 Month Term SOFR + 1.23%, 0.97% Floor), 04/25/2031, Series 2013-2A, Class A1R (1)(2)		1,285	1,287
Voya CLO 2015-3 Ltd.
7.02% (3 Month Term SOFR + 1.70%, 1.70% Floor), 10/20/2031, Series 2015-3A, Class A3R3 (1)(2)		1,500	1,498
Voya CLO 2020-1 Ltd.
7.29% (3 Month Term SOFR + 1.96%, 1.70% Floor), 07/16/2034, Series 2020-1A, Class BR (1)(2)		9,000	9,016

The accompanying notes are an integral part of these financial statements.

139

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.28% – (continued)
VStrong Auto Receivables Trust 2024-A
5.77%, 07/15/2030, Series 2024-A, Class B (1)	$1,500	$1,497
5.79%, 08/16/2027, Series 2024-A, Class A2 (1)	1,700	1,700
7.29%, 07/15/2030, Series 2024-A, Class D (1)	300	309
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
4.33%, 02/25/2037, Series 2007-HY1, Class 4A1 (5)	5,415	4,612
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA3 Trust
6.40% (12 Month U.S. Treasury Average + 1.25%, 1.25% Floor), 04/25/2047, Series 2007-OA3, Class 5A (2)	280	230
WAVE 2017-1 Trust
3.84%, 11/15/2042, Series 2017-1A, Class A (1)	3,569	3,212
Wellfleet CLO 2017-2A Ltd.
6.65% (3 Month Term SOFR + 1.32%), 10/20/2029, Series 2017-2A, Class A1R (1)(2)	478	478
Wellfleet CLO 2017-3 Ltd.
6.73% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/17/2031, Series 2017-3A, Class A1 (1)(2)	3,420	3,423
Wellfleet CLO 2021-3 Ltd.
7.39% (3 Month Term SOFR + 2.06%, 1.80% Floor), 01/15/2035, Series 2021-3A, Class B (1)(2)	6,165	6,217
Wellfleet CLO X Ltd.
6.76% (3 Month Term SOFR + 1.43%), 07/20/2032, Series 2019-XA, Class A1R (1)(2)	8,662	8,682
Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust
6.36% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/25/2034, Series 2004-2, Class M1 (2)	215	219
Westlake Automobile Receivables Trust 2021-3
2.12%, 01/15/2027, Series 2021-3A, Class D (1)	5,200	5,010
Westlake Automobile Receivables Trust 2023-1
6.79%, 11/15/2028, Series 2023-1A, Class D (1)	2,480	2,520
Westlake Automobile Receivables Trust 2023-2
7.01%, 11/15/2028, Series 2023-2A, Class D (1)	5,285	5,358
Westlake Automobile Receivables Trust 2023-3
6.47%, 03/15/2029, Series 2023-3A, Class D (1)	5,675	5,717
Westlake Automobile Receivables Trust 2023-4
7.19%, 07/16/2029, Series 2023-4A, Class D (1)	9,020	9,261
Westlake Automobile Receivables Trust 2024-2
5.91%, 04/15/2030, Series 2024-2A, Class D (1)	2,400	2,396
Whitebox CLO I Ltd.
0.00% (3 Month Term SOFR + 2.00%, 2.00% Floor), 07/24/2036, Series 2019-1A, Class CRR (1)(2)(4)	500	500
Willis Engine Structured Trust IV
4.75%, 09/15/2043, Series 2018-A, Class A (1)(3)	382	368
5.44%, 09/15/2043, Series 2018-A, Class B (1)(3)	568	522
Willis Engine Structured Trust VI
3.10%, 05/15/2046, Series 2021-A, Class A (1)	2,213	1,986
Willis Engine Structured Trust VII
8.00%, 10/15/2048, Series 2023-A, Class A (1)	13,602	14,369
World Financial Network Credit Card Master Trust
5.47%, 02/17/2031, Series 2024-A, Class A	10,900	10,967
Ziply Fiber Issuer LLC
6.64%, 04/20/2054, Series 2024-1A, Class A2 (1)	9,100	9,243

Total Asset-Backed Obligations (Cost: $3,992,074)		3,876,892

Corporate Bonds – 26.17%
Basic Materials – 1.01%
Anglo American Capital Plc
2.63%, 09/10/2030 (1)	38,335	32,708
4.50%, 03/15/2028 (1)	4,735	4,590
5.50%, 05/02/2033 (1)	2,923	2,861
5.63%, 04/01/2030 (1)	3,590	3,613
ArcelorMittal SA
6.75%, 03/01/2041	12,270	12,515
6.80%, 11/29/2032	7,845	8,264

The accompanying notes are an integral part of these financial statements.

140

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Basic Materials – 1.01% – (continued)
Braskem Idesa SAPI
6.99%, 02/20/2032 (1)	$415	$315
Braskem Netherlands Finance BV
4.50%, 01/31/2030 (1)	5,210	4,405
5.88%, 01/31/2050 (1)	4,160	3,073
8.50%, 01/12/2031 (18)	225	230
Celanese U.S. Holdings LLC
6.33%, 07/15/2029	3,170	3,260
6.38%, 07/15/2032	1,700	1,747
6.55%, 11/15/2030	5,380	5,622
6.70%, 11/15/2033	19,990	21,006
Corp. Nacional del Cobre de Chile
5.13%, 02/02/2033	3,000	2,857
CSN Resources SA
5.88%, 04/08/2032 (1)	200	166
Eastman Chemical Co.
5.75%, 03/08/2033	1,244	1,255
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (1)	7,600	7,425
9.38%, 03/01/2029 (1)	10,805	11,290
Freeport Indonesia PT
4.76%, 04/14/2027 (18)	200	196
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	6,345	5,991
Glencore Funding LLC
2.50%, 09/01/2030 (1)	13,924	11,774
2.63%, 09/23/2031 (1)	7,451	6,114
2.85%, 04/27/2031 (1)	11,025	9,284
3.88%, 10/27/2027 (1)	8,185	7,811
4.88%, 03/12/2029 (1)	8,160	8,044
5.37%, 04/04/2029 (1)	2,924	2,910
5.40%, 05/08/2028 (1)	1,895	1,895
5.70%, 05/08/2033 (1)	17,355	17,290
6.13%, 10/06/2028 (1)	17,422	17,834
6.38%, 10/06/2030 (1)	22,438	23,387
6.50%, 10/06/2033 (1)	49,030	51,073
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT
5.45%, 05/15/2030	1,000	981
5.45%, 05/15/2030 (1)	1,400	1,374
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (1)	12,544	11,200
2.30%, 11/01/2030 (1)	9,230	7,695
4.38%, 06/01/2047	2,905	2,237
5.00%, 09/26/2048	11,215	9,617
Newmont Corp.
2.25%, 10/01/2030	2,523	2,153
OCP SA
4.50%, 10/22/2025 (18)	259	254
6.75%, 05/02/2034 (1)	441	453
7.50%, 05/02/2054 (1)	372	379
POSCO
5.75%, 01/17/2028 (1)	200	203
Samarco Mineracao SA
9.00%, 06/30/2031 (7)(18)	1,027	955
Steel Dynamics, Inc.
5.38%, 08/15/2034	10,885	10,699

The accompanying notes are an integral part of these financial statements.

141

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Basic Materials – 1.01% – (continued)
Suzano Austria GmbH
3.75%, 01/15/2031		$6,505	$5,668
5.00%, 01/15/2030		200	189
Syngenta Finance NV
4.89%, 04/24/2025 (1)		550	545
Vale Overseas Ltd.
6.40%, 06/28/2054		290	287
Vedanta Resources Finance II Plc
13.88%, 12/09/2028 (18)		168	162
Westlake Corp.
1.63%, 07/17/2029	EUR	2,025	1,950

Total Basic Materials			347,806

Communications – 2.26%
Altice France SA
3.38%, 01/15/2028		100	75
5.13%, 07/15/2029 (1)		$400	263
5.50%, 01/15/2028 (1)		1,500	1,027
5.50%, 10/15/2029 (1)		3,049	2,010
8.13%, 02/01/2027 (1)		2,500	1,875
AT&T, Inc.
3.55%, 09/15/2055		1,985	1,338
3.65%, 06/01/2051		6,234	4,403
3.65%, 09/15/2059		14,642	9,819
3.80%, 12/01/2057		11,559	8,076
3.85%, 06/01/2060		959	669
5.15%, 02/15/2050		1,102	1,000
5.45%, 03/01/2047		685	661
C&W Senior Finance Ltd.
6.88%, 09/15/2027 (1)		600	576
Cable One, Inc.
4.00%, 11/15/2030 (1)		3,478	2,596
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 (1)		1,765	1,441
4.25%, 01/15/2034 (1)		6,175	4,687
4.50%, 08/15/2030 (1)		1,069	905
4.50%, 05/01/2032		9,725	7,833
4.75%, 03/01/2030 (1)		955	827
Charter Communications Operating LLC
2.25%, 01/15/2029		1,626	1,390
2.30%, 02/01/2032		20,750	16,003
2.80%, 04/01/2031		32,784	26,795
3.75%, 02/15/2028		3,643	3,386
3.85%, 04/01/2061		3,090	1,804
3.90%, 06/01/2052		16,458	10,321
3.95%, 06/30/2062		26,030	15,421
4.20%, 03/15/2028		3,376	3,190
4.40%, 04/01/2033		4,100	3,614
4.80%, 03/01/2050		14,560	10,681
5.38%, 05/01/2047		8,990	7,182
6.48%, 10/23/2045		343	313
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 04/01/2051		24,596	14,957
5.38%, 04/01/2038		980	853
5.75%, 04/01/2048		5,030	4,205
Cogent Communications Group, Inc.
7.00%, 06/15/2027 (1)		872	864

The accompanying notes are an integral part of these financial statements.

142

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Communications – 2.26% – (continued)
Colombia Telecomunicaciones SA ESP
4.95%, 07/17/2030 (1)	$446	$351
Comcast Corp.
1.50%, 02/15/2031	1,522	1,222
2.80%, 01/15/2051	1,216	751
2.99%, 11/01/2063	1,278	750
3.97%, 11/01/2047	1,460	1,139
4.60%, 08/15/2045	1,519	1,322
5.50%, 05/15/2064	4,351	4,186
6.50%, 11/15/2035	601	656
CommScope Technologies LLC
5.00%, 03/15/2027 (1)	1,620	669
CommScope, Inc.
4.75%, 09/01/2029 (1)	4,105	2,842
6.00%, 03/01/2026 (1)	2,205	1,935
7.13%, 07/01/2028 (1)	3,625	1,489
Cox Communications, Inc.
3.15%, 08/15/2024 (1)	400	398
CSC Holdings LLC
3.38%, 02/15/2031 (1)	10,305	6,431
4.13%, 12/01/2030 (1)	2,415	1,561
4.50%, 11/15/2031 (1)	6,505	4,197
4.63%, 12/01/2030 (1)	26,845	9,777
5.00%, 11/15/2031 (1)	940	341
5.38%, 02/01/2028 (1)	2,440	1,854
5.75%, 01/15/2030 (1)	4,097	1,546
6.50%, 02/01/2029 (1)	9,021	6,584
7.50%, 04/01/2028 (1)	1,000	531
11.75%, 01/31/2029 (1)	5,164	4,404
Digicel Group Holdings Ltd.
0.00%, 12/31/2030 (1)	97	24
0.00%, 12/31/2030 (1)	218	44
Digicel Intermediate Holdings Ltd. / Digicel International Finance Ltd. / Difl U.S.
12.00%, 05/25/2027 (7)	188	187
Digicel Midco Ltd. / Difl U.S. II LLC
10.50%, 11/25/2028 (7)	131	104
DISH DBS Corp.
5.13%, 06/01/2029	2,380	943
5.25%, 12/01/2026 (1)	16,695	13,169
5.75%, 12/01/2028 (1)	17,535	12,157
Expedia Group, Inc.
2.95%, 03/15/2031	30,140	26,057
3.25%, 02/15/2030	12,682	11,431
FactSet Research Systems, Inc.
3.45%, 03/01/2032	764	666
Frontier Communications Holdings LLC
8.63%, 03/15/2031 (1)	5,958	6,137
Intelsat Jackson Holdings SA
6.50%, 03/15/2030 (1)	37,796	35,164
Juniper Networks, Inc.
3.75%, 08/15/2029	922	857
Kenbourne Invest SA
4.70%, 01/22/2028 (8)(9)(18)	211	89
6.88%, 11/26/2024 (8)(9)(18)	211	90
6.88%, 11/26/2024 (1)(8)(9)	300	127
Level 3 Financing, Inc.
4.63%, 09/15/2027 (1)	510	264

The accompanying notes are an integral part of these financial statements.

143

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Communications – 2.26% – (continued)
Meta Platforms, Inc.
4.65%, 08/15/2062		$7,118	$6,135
4.95%, 05/15/2033		29,985	30,135
5.75%, 05/15/2063		3,371	3,464
Motorola Solutions, Inc.
2.30%, 11/15/2030		7,753	6,520
5.40%, 04/15/2034		18,215	18,058
5.60%, 06/01/2032		1,810	1,830
Netflix, Inc.
3.63%, 06/15/2025 (1)		3,500	3,437
3.88%, 11/15/2029	EUR	792	859
4.63%, 05/15/2029		2,300	2,575
4.88%, 06/15/2030 (1)		$27,736	27,300
5.38%, 11/15/2029 (1)		1,415	1,429
5.88%, 11/15/2028		10,972	11,305
6.38%, 05/15/2029		12,834	13,520
NTT Finance Corp.
1.59%, 04/03/2028 (1)		777	685
Paramount Global
4.60%, 01/15/2045		521	348
4.90%, 08/15/2044		363	252
4.95%, 01/15/2031		2	2
5.25%, 04/01/2044		1,410	1,027
5.85%, 09/01/2043		1,249	982
6.38% (5 Year CMT Index + 4.00%), 03/30/2062 (2)		585	517
Prosus NV
1.99%, 07/13/2033	EUR	4,100	3,452
Rogers Communications, Inc.
5.30%, 02/15/2034		$3,957	3,883
SES Global Americas Holdings, Inc.
5.30%, 03/25/2044 (1)		10,000	7,403
Sirius XM Radio, Inc.
4.00%, 07/15/2028 (1)		1,095	989
Sprint Capital Corp.
6.88%, 11/15/2028		1,262	1,338
8.75%, 03/15/2032		24,955	30,016
Sprint LLC
7.63%, 02/15/2025		5,700	5,736
7.63%, 03/01/2026		16,130	16,575
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%, 03/20/2025 (1)		1,373	1,364
5.15%, 03/20/2028 (1)		20,746	20,647
Tencent Holdings Ltd.
3.84%, 04/22/2051 (1)		1,045	759
Time Warner Cable LLC
4.50%, 09/15/2042		13,975	10,228
5.50%, 09/01/2041		11,204	9,331
5.88%, 11/15/2040		12,025	10,434
T-Mobile USA, Inc.
2.25%, 02/15/2026		14,809	14,062
2.40%, 03/15/2029		1,515	1,340
2.55%, 02/15/2031		8,179	6,943
2.70%, 03/15/2032		5,130	4,292
3.38%, 04/15/2029		10,920	10,084
3.50%, 04/15/2031		15,220	13,674
3.88%, 04/15/2030		49,754	46,511
5.05%, 07/15/2033		7,003	6,851
5.75%, 01/15/2034		7,160	7,361

The accompanying notes are an integral part of these financial statements.

144

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Communications – 2.26% – (continued)
Uber Technologies, Inc.
4.50%, 08/15/2029		$6,455	$6,151
4.50%, 08/15/2029 (1)		19,150	18,246
6.25%, 01/15/2028 (1)		7,305	7,314
7.50%, 09/15/2027 (1)		1,395	1,422
Verizon Communications, Inc.
1.68%, 10/30/2030		7,730	6,282
1.75%, 01/20/2031		2,230	1,805
2.36%, 03/15/2032		14,667	11,990
4.27%, 01/15/2036		2,209	2,001
4.40%, 11/01/2034		4,663	4,321
4.50%, 08/10/2033		6,348	5,968
5.85%, 09/15/2035		974	1,009
VF Ukraine PAT via VFU Funding Plc
6.20%, 02/11/2025 (18)		550	487
VZ Secured Financing BV
5.00%, 01/15/2032 (1)		6,500	5,542
Zayo Group Holdings, Inc.
4.00%, 03/01/2027 (1)		1,000	800
Ziggo BV
4.88%, 01/15/2030 (1)		4,900	4,356

Total Communications			774,853

Consumer, Cyclical – 1.70%
ABRA Global Finance
11.50%, 03/02/2028 (1)(7)		416	407
Air Baltic Corp. AS
14.50%, 08/14/2029 (1)	EUR	355	412
Air Canada 2017-1 Class B Pass-Through Trust
3.70%, 01/15/2026 (1)		$6,828	6,522
Alaska Airlines 2020-1 Class A Pass-Through Trust
4.80%, 08/15/2027 (1)		1,121	1,099
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027		495	467
American Airlines 2016-3 Class B Pass-Through Trust
3.75%, 10/15/2025		1,508	1,459
American Airlines 2017-2 Class A Pass-Through Trust
3.60%, 10/15/2029		159	144
American Airlines 2017-2 Class B Pass-Through Trust
3.70%, 10/15/2025		741	722
American Airlines 2019-1 Class B Pass-Through Trust
3.85%, 02/15/2028		7,214	6,740
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 07/11/2034		9,931	8,508
AutoNation, Inc.
4.75%, 06/01/2030		1,030	984
AutoZone, Inc.
4.00%, 04/15/2030		8,465	7,960
Avianca Midco 2 Plc
9.00%, 12/01/2028 (1)		65	63
Azul Secured Finance LLP
11.93%, 08/28/2028 (1)		781	758
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031 (1)		1,440	1,354
British Airways 2019-1 Class A Pass-Through Trust
3.35%, 06/15/2029 (1)		1,844	1,723
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032 (1)		323	291

The accompanying notes are an integral part of these financial statements.

145

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Cyclical – 1.70% – (continued)
British Airways 2020-1 Class A Pass-Through Trust
4.25%, 11/15/2032 (1)		$289	$271
Carnival Corp.
4.00%, 08/01/2028 (1)		8,000	7,513
7.00%, 08/15/2029 (1)		2,120	2,198
Carvana Co.
12.00%, 12/01/2028 (1)(7)		6,305	6,780
13.00%, 06/01/2030 (1)(7)		9,500	10,400
14.00%, 06/01/2031 (1)(7)		11,290	12,698
Choice Hotels International, Inc.
5.85%, 08/01/2034		3,165	3,119
Daimler Truck Finance North America LLC
5.50%, 09/20/2033 (1)		8,790	8,815
Dillard’s, Inc.
7.00%, 12/01/2028		380	393
7.75%, 07/15/2026		135	139
7.75%, 05/15/2027		85	89
Dollar General Corp.
3.50%, 04/03/2030		3,125	2,854
Ferrellgas LP / Ferrellgas Finance Corp.
5.88%, 04/01/2029 (1)		6,470	5,953
FirstCash, Inc.
5.63%, 01/01/2030 (1)		3,594	3,404
Ford Motor Credit Co. LLC
4.39%, 01/08/2026		700	685
5.80%, 03/08/2029		7,100	7,075
6.13%, 03/08/2034		5,572	5,511
6.80%, 11/07/2028		1,400	1,447
6.95%, 03/06/2026		1,100	1,118
7.12%, 11/07/2033		4,046	4,275
General Motors Financial Co., Inc.
3.10%, 01/12/2032		2,030	1,706
5.60%, 06/18/2031		3,167	3,143
5.75%, 02/08/2031		3,244	3,253
5.85%, 04/06/2030		4,557	4,613
5.95%, 04/04/2034		3,920	3,923
6.00%, 01/09/2028		14,095	14,326
6.40%, 01/09/2033		4,470	4,639
Greene King Finance Plc
4.06%, 03/15/2035	GBP	2,825	3,254
5.11%, 03/15/2034		371	450
Grupo Posadas SAB de CV
7.00%, 12/30/2027 (3)(18)		$357	321
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
6.63%, 01/15/2032 (1)		14,500	14,568
Home Depot, Inc.
4.95%, 06/25/2034		5,230	5,175
5.30%, 06/25/2054		565	552
Hyundai Capital America
5.30%, 03/19/2027 (1)		7,700	7,681
5.35%, 03/19/2029 (1)		3,800	3,794
6.41% (SOFR + 1.04%), 03/19/2027 (1)(2)		6,000	6,020
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/2032		555	479
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 11/15/2032		2,698	2,524

The accompanying notes are an integral part of these financial statements.

146

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Cyclical – 1.70% – (continued)
Las Vegas Sands Corp.
3.50%, 08/18/2026		$5,000	$4,771
5.90%, 06/01/2027		684	688
LG Electronics, Inc.
5.63%, 04/24/2027 (1)		200	201
Lithia Motors, Inc.
3.88%, 06/01/2029 (1)		5,095	4,577
Live Nation Entertainment, Inc.
3.75%, 01/15/2028 (1)		5,000	4,644
Lowe’s Companies, Inc.
2.63%, 04/01/2031		3,058	2,609
2.80%, 09/15/2041		2,164	1,485
3.50%, 04/01/2051		976	669
4.50%, 04/15/2030		956	928
5.63%, 04/15/2053		2,060	1,995
5.80%, 10/15/2036		1,431	1,489
Marriott International, Inc.
2.75%, 10/15/2033		2,247	1,814
2.85%, 04/15/2031		3,830	3,280
5.30%, 05/15/2034		7,399	7,265
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029 (1)		745	685
MDC Holdings, Inc.
3.97%, 08/06/2061		7,835	6,674
6.00%, 01/15/2043		7,970	8,382
Melco Resorts Finance Ltd.
7.63%, 04/17/2032 (1)		217	215
Meritage Homes Corp.
3.88%, 04/15/2029 (1)		1,730	1,592
Michaels Companies, Inc.
7.88%, 05/01/2029 (1)		11,145	7,152
Mitchells & Butlers Finance Plc
6.01%, 12/15/2028	GBP	234	286
6.08% (SOFR + 0.71%), 12/15/2030 (2)		$5,220	4,830
NCL Corp. Ltd.
5.88%, 03/15/2026 (1)		1,420	1,404
5.88%, 02/15/2027 (1)		7,150	7,057
8.13%, 01/15/2029 (1)		12,205	12,788
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/2026 (1)		45,200	41,385
2.00%, 03/09/2026 (1)		14,300	13,386
2.45%, 09/15/2028 (1)		4,800	4,163
2.75%, 03/09/2028 (1)		14,600	13,017
Nissan Motor Co. Ltd.
3.52%, 09/17/2025 (1)		1,400	1,358
4.35%, 09/17/2027 (1)		10,500	10,025
4.81%, 09/17/2030 (1)		53,000	49,233
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028 (1)		6,435	6,353
6.25%, 03/15/2032 (1)		6,310	6,363
Tapestry, Inc.
3.05%, 03/15/2032		3,325	2,681
Travel + Leisure Co.
4.50%, 12/01/2029 (1)		755	696
6.00%, 04/01/2027		5,015	5,004
Tupy Overseas SA
4.50%, 02/16/2031 (18)		247	212

The accompanying notes are an integral part of these financial statements.

147

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Cyclical – 1.70% – (continued)
U.S. Airways 2013-1 Class A Pass-Through Trust
3.95%, 11/15/2025	$998	$975
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030	470	427
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026	3,335	3,262
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031	493	462
United Airlines 2019-2 Class A Pass-Through Trust
2.90%, 05/01/2028	1,199	1,080
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032	751	650
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/2027	12,452	12,487
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 01/15/2036	27,995	28,418
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027 (1)	25,000	25,006
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	4,755	4,150
5.05%, 03/15/2042	21,535	17,517
5.14%, 03/15/2052	40,391	31,448
Yum! Brands, Inc.
4.75%, 01/15/2030 (1)	750	714
ZF North America Capital, Inc.
6.75%, 04/23/2030 (1)	5,065	5,158
6.88%, 04/23/2032 (1)	7,660	7,919

Total Consumer, Cyclical		585,800

Consumer, Non-cyclical – 2.87%
1375209 BC Ltd.
9.00%, 01/30/2028 (1)	6,515	6,265
AbbVie, Inc.
4.50%, 05/14/2035	4,575	4,315
4.55%, 03/15/2035	8,201	7,779
5.05%, 03/15/2034	7,707	7,684
Adtalem Global Education, Inc.
5.50%, 03/01/2028 (1)	2,193	2,109
Aetna, Inc.
3.50%, 11/15/2024	3,370	3,343
Agilent Technologies, Inc.
2.10%, 06/04/2030	773	652
2.30%, 03/12/2031	814	679
Alcon Finance Corp.
5.38%, 12/06/2032 (1)	5,350	5,360
Altria Group, Inc.
3.70%, 02/04/2051	2,334	1,578
3.88%, 09/16/2046	3,365	2,424
4.25%, 08/09/2042	1,585	1,261
4.50%, 05/02/2043	1,140	933
6.20%, 02/14/2059	659	654
6.88%, 11/01/2033	5,400	5,835
Amgen, Inc.
2.30%, 02/25/2031	807	678
4.20%, 02/22/2052	2,250	1,779
4.40%, 02/22/2062	1,711	1,359

The accompanying notes are an integral part of these financial statements.

148

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 2.87% – (continued)
5.25%, 03/02/2030	$17,439	$17,567
5.25%, 03/02/2033	4,530	4,517
5.75%, 03/02/2063	10,994	10,766
Ashtead Capital, Inc.
5.50%, 08/11/2032 (1)	2,475	2,415
5.55%, 05/30/2033 (1)	3,820	3,722
5.80%, 04/15/2034 (1)	6,590	6,540
5.95%, 10/15/2033 (1)	3,530	3,537
Bacardi Ltd.
4.45%, 05/15/2025 (1)	13,085	12,928
4.70%, 05/15/2028 (1)	232	226
Bacardi Ltd. / Bacardi-Martini BV
5.40%, 06/15/2033 (1)	13,960	13,611
BAT Capital Corp.
2.73%, 03/25/2031	27,430	23,132
3.56%, 08/15/2027	1,646	1,563
4.39%, 08/15/2037	1,020	861
4.54%, 08/15/2047	11,497	8,853
4.76%, 09/06/2049	4,987	3,924
5.28%, 04/02/2050	1,668	1,406
5.65%, 03/16/2052	8,040	7,178
5.83%, 02/20/2031	10,591	10,740
6.00%, 02/20/2034	5,332	5,394
6.34%, 08/02/2030	1,000	1,043
6.42%, 08/02/2033	800	836
7.08%, 08/02/2053	10,645	11,319
Bausch Health Companies, Inc.
4.88%, 06/01/2028 (1)	3,165	2,369
Bayer U.S. Finance II LLC
2.85%, 04/15/2025 (1)	8,635	8,390
3.38%, 07/15/2024 (1)	5,915	5,909
4.25%, 12/15/2025 (1)	2,035	1,991
4.40%, 07/15/2044 (1)	6,355	4,849
4.88%, 06/25/2048 (1)	11,025	8,867
Bayer U.S. Finance LLC
3.38%, 10/08/2024 (1)	5,000	4,964
6.38%, 11/21/2030 (1)	200	205
6.50%, 11/21/2033 (1)	12,290	12,573
6.88%, 11/21/2053 (1)	12,649	12,995
Becton Dickinson & Co.
4.30%, 08/22/2032	1,861	1,744
5.11%, 02/08/2034	745	734
Bristol-Myers Squibb Co.
2.55%, 11/13/2050	1,108	648
2.95%, 03/15/2032	1,303	1,127
3.70%, 03/15/2052	1,101	807
5.10%, 02/22/2031	828	831
5.65%, 02/22/2064	699	683
Catalent Pharma Solutions, Inc.
3.13%, 02/15/2029 (1)	950	909
3.50%, 04/01/2030 (1)	4,000	3,829
Centene Corp.
2.45%, 07/15/2028	2,274	2,019
2.50%, 03/01/2031	3,232	2,652
3.00%, 10/15/2030	25,241	21,583
3.38%, 02/15/2030	11,102	9,854
4.25%, 12/15/2027	1,947	1,859
4.63%, 12/15/2029	27,430	25,944

The accompanying notes are an integral part of these financial statements.

149

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Non-cyclical – 2.87% – (continued)
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027 (1)		$1,000	$931
Cigna Group
3.40%, 03/01/2027		6,858	6,557
CommonSpirit Health
1.55%, 10/01/2025		3,450	3,277
2.78%, 10/01/2030		5,970	5,171
CVS Health Corp.
2.70%, 08/21/2040		3,232	2,147
4.25%, 04/01/2050		841	640
5.05%, 03/25/2048		7,768	6,693
6.00%, 06/01/2044		2,377	2,329
CVS Pass-Through Trust
5.77%, 01/10/2033 (1)		49	48
5.77%, 01/10/2033		1,792	1,776
6.04%, 12/10/2028		768	770
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036 (1)		3,810	3,460
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (1)		8,481	7,376
DP World Salaam
6.00% (5 Year CMT Index + 5.75%), 01/01/2173 (2)(18)		200	199
Elevance Health, Inc.
3.60%, 03/15/2051		1,887	1,357
4.55%, 05/15/2052		3,109	2,606
ELO SACA
4.88%, 12/08/2028	EUR	5,000	5,040
Embecta Corp.
5.00%, 02/15/2030 (1)		$2,488	2,049
ERAC USA Finance LLC
4.90%, 05/01/2033 (1)		11,015	10,720
Fresenius Medical Care U.S. Finance III, Inc.
1.88%, 12/01/2026 (1)		9,545	8,700
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC
7.13%, 07/31/2026 (1)		200	199
Gilead Sciences, Inc.
1.65%, 10/01/2030		1,980	1,632
4.75%, 03/01/2046		904	806
4.80%, 04/01/2044		1,662	1,499
5.65%, 12/01/2041		2,170	2,181
Global Payments, Inc.
2.90%, 05/15/2030		7,103	6,184
2.90%, 11/15/2031		7,080	5,928
3.20%, 08/15/2029		1,515	1,361
5.30%, 08/15/2029		3,700	3,674
5.40%, 08/15/2032		8,075	7,912
Grifols SA
4.75%, 10/15/2028 (1)		6,178	5,331
Gruma SAB de CV
4.88%, 12/01/2024 (18)		256	254
HCA, Inc.
3.38%, 03/15/2029		8,475	7,790
3.50%, 09/01/2030		21,309	19,221
3.50%, 07/15/2051		1,680	1,123
4.13%, 06/15/2029		20,066	19,001
5.25%, 04/15/2025		6,512	6,481
5.25%, 06/15/2026		3,214	3,200
5.25%, 06/15/2049		1,020	909

The accompanying notes are an integral part of these financial statements.

150

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Non-cyclical – 2.87% – (continued)
5.38%, 09/01/2026		$11,077	$11,049
5.45%, 04/01/2031		16,737	16,725
5.50%, 06/01/2033		17,540	17,396
5.60%, 04/01/2034		10,315	10,253
5.88%, 02/15/2026		4,513	4,519
7.58%, 09/15/2025		1,322	1,348
7.69%, 06/15/2025		1,654	1,681
Humana, Inc.
3.70%, 03/23/2029		11,540	10,822
3.85%, 10/01/2024		4,014	3,996
4.88%, 04/01/2030		5,815	5,705
5.88%, 03/01/2033		2,309	2,349
5.95%, 03/15/2034		665	680
Icon Investments Six DAC
6.00%, 05/08/2034		2,105	2,150
Illumina, Inc.
2.55%, 03/23/2031		11,640	9,622
Imperial Brands Finance Netherlands BV
1.75%, 03/18/2033	EUR	3,600	3,116
Imperial Brands Finance Plc
3.13%, 07/26/2024 (1)		$10,790	10,769
3.50%, 07/26/2026 (1)		7,025	6,746
4.25%, 07/21/2025 (1)		4,170	4,107
6.13%, 07/27/2027 (1)		18,800	19,126
IQVIA, Inc.
5.70%, 05/15/2028		16,850	17,013
6.25%, 02/01/2029		375	385
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.00%, 02/02/2029		5,290	4,719
3.75%, 12/01/2031		7,152	6,262
4.38%, 02/02/2052		2,090	1,562
5.50%, 01/15/2030		5,130	5,052
6.50%, 12/01/2052		10,695	10,717
6.75%, 03/15/2034 (1)		8,198	8,691
7.25%, 11/15/2053 (1)		4,452	4,857
JDE Peet’s NV
2.25%, 09/24/2031 (1)		4,500	3,632
Kedrion SpA
6.50%, 09/01/2029 (1)		6,835	6,250
Lonza Finance International NV
3.88%, 04/24/2036	EUR	4,755	5,021
Market Bidco Finco Plc
4.75%, 11/04/2027		16,000	16,236
Mass General Brigham, Inc.
3.34%, 07/01/2060		$3,500	2,348
MHP Lux SA
6.25%, 09/19/2029 (18)		550	384
ModivCare Escrow Issuer, Inc.
5.00%, 10/01/2029 (1)		8,613	6,070
ModivCare, Inc.
5.88%, 11/15/2025 (1)		3,070	3,115
Molina Healthcare, Inc.
4.38%, 06/15/2028 (1)		554	521
Moody’s Corp.
3.25%, 01/15/2028		688	651
4.25%, 02/01/2029		1,182	1,150
New York & Presbyterian Hospital
3.56%, 08/01/2036		2,630	2,222

The accompanying notes are an integral part of these financial statements.

151

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 2.87% – (continued)
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/2033	$1,735	$1,690
5.30%, 05/19/2053	2,100	2,025
Pfizer, Inc.
4.13%, 12/15/2046	4,055	3,356
Philip Morris International, Inc.
4.88%, 02/13/2029	7,246	7,165
5.13%, 11/17/2027	1,271	1,271
5.13%, 02/13/2031	8,500	8,410
5.25%, 02/13/2034	6,300	6,181
Pilgrim’s Pride Corp.
3.50%, 03/01/2032	18,075	15,372
4.25%, 04/15/2031	2,650	2,412
6.25%, 07/01/2033	550	560
6.88%, 05/15/2034	2,315	2,464
Pomona College
2.89%, 01/01/2051	1,820	1,207
RELX Capital, Inc.
3.00%, 05/22/2030	743	667
Revvity, Inc.
2.55%, 03/15/2031	11,115	9,301
Reynolds American, Inc.
5.70%, 08/15/2035	5,055	4,936
5.85%, 08/15/2045	9,235	8,518
Roche Holdings, Inc.
4.99%, 03/08/2034 (1)	19,830	19,664
S&P Global, Inc.
1.25%, 08/15/2030	2,597	2,099
Smithfield Foods, Inc.
2.63%, 09/13/2031 (1)	10,000	8,000
3.00%, 10/15/2030 (1)	925	785
Solventum Corp.
5.45%, 02/25/2027 (1)	1,606	1,604
5.90%, 04/30/2054 (1)	7,840	7,494
6.00%, 05/15/2064 (1)	3,856	3,657
Spectrum Brands, Inc.
3.88%, 03/15/2031 (1)	339	283
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/2030	4,831	4,077
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036	2,430	2,385
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	7,935	7,447
4.10%, 10/01/2046	42,983	30,021
4.75%, 05/09/2027	7,495	7,223
5.13%, 05/09/2029	4,885	4,699
6.75%, 03/01/2028	1,400	1,433
7.88%, 09/15/2029	6,355	6,826
8.13%, 09/15/2031	3,170	3,525
Thermo Fisher Scientific, Inc.
4.95%, 11/21/2032	1,724	1,709
5.09%, 08/10/2033	1,086	1,083
U.S. Renal Care, Inc.
10.63%, 06/28/2028 (1)	195	170
United Rentals North America, Inc.
6.13%, 03/15/2034 (1)	15,905	15,847
UnitedHealth Group, Inc.
3.25%, 05/15/2051	982	674

The accompanying notes are an integral part of these financial statements.

152

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 2.87% – (continued)
3.70%, 08/15/2049	$842	$633
3.88%, 12/15/2028	1,070	1,025
3.88%, 08/15/2059	3,699	2,737
4.25%, 04/15/2047	1,517	1,262
4.95%, 05/15/2062	749	666
5.05%, 04/15/2053	2,614	2,421
5.50%, 04/15/2064	817	791
6.05%, 02/15/2063	631	664
Universal Health Services, Inc.
1.65%, 09/01/2026	8,275	7,611
Valvoline, Inc.
3.63%, 06/15/2031 (1)	533	459

Total Consumer, Non-cyclical		985,158

Energy – 2.71%
3R Lux Sarl
9.75%, 02/05/2031 (18)	224	235
9.75%, 02/05/2031 (1)	440	462
Aker BP ASA
3.10%, 07/15/2031 (1)	5,635	4,794
3.75%, 01/15/2030 (1)	15,485	14,182
4.00%, 01/15/2031 (1)	14,110	12,807
Antero Resources Corp.
5.38%, 03/01/2030 (1)	4,069	3,938
7.63%, 02/01/2029 (1)	3,430	3,527
Apache Corp.
4.75%, 04/15/2043	3,021	2,417
5.25%, 02/01/2042	1,527	1,312
BP Capital Markets America, Inc.
2.72%, 01/12/2032	4,371	3,713
2.77%, 11/10/2050	1,095	673
3.38%, 02/08/2061	1,127	740
3.63%, 04/06/2030	721	672
Cameron LNG LLC
3.30%, 01/15/2035 (1)	8,484	6,986
3.40%, 01/15/2038 (1)	2,968	2,400
Canadian Natural Resources Ltd.
6.25%, 03/15/2038	1,345	1,380
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	5,782	4,648
3.70%, 11/15/2029	5,328	4,923
5.13%, 06/30/2027	7,314	7,302
Cheniere Energy Partners LP
3.25%, 01/31/2032	11,172	9,536
4.00%, 03/01/2031	29,742	27,046
4.50%, 10/01/2029	8,829	8,411
5.75%, 08/15/2034 (1)	4,340	4,357
5.95%, 06/30/2033	12,888	13,068
Cheniere Energy, Inc.
5.65%, 04/15/2034 (1)	12,072	12,082
Chevron USA, Inc.
2.34%, 08/12/2050	1,568	908
Continental Resources, Inc.
2.88%, 04/01/2032 (1)	26,124	21,095
4.38%, 01/15/2028	2,330	2,240
5.75%, 01/15/2031 (1)	48,082	47,277

The accompanying notes are an integral part of these financial statements.

153

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 2.71% – (continued)
DCP Midstream Operating LP
3.25%, 02/15/2032	$15,045	$12,887
5.13%, 05/15/2029	3,380	3,364
Devon Energy Corp.
4.50%, 01/15/2030	2,354	2,265
5.88%, 06/15/2028	1,826	1,832
Diamondback Energy, Inc.
3.13%, 03/24/2031	17,221	15,136
3.25%, 12/01/2026	19,417	18,554
3.50%, 12/01/2029	24,050	22,178
4.25%, 03/15/2052	4,795	3,715
5.75%, 04/18/2054	5,766	5,590
5.90%, 04/18/2064	10,920	10,541
Ecopetrol SA
8.38%, 01/19/2036	70	69
8.88%, 01/13/2033	910	940
EIG Pearl Holdings Sarl
4.39%, 11/30/2046 (1)	200	158
Empresa Nacional del Petroleo
3.75%, 08/05/2026 (18)	374	358
Energean Israel Finance Ltd.
5.38%, 03/30/2028 (1)	4,950	4,386
5.88%, 03/30/2031 (1)	6,495	5,504
8.50%, 09/30/2033 (1)(18)	56	53
Energy Transfer LP
4.00%, 10/01/2027	5,865	5,631
5.00%, 05/15/2050	5,998	5,091
5.15%, 02/01/2043	1,738	1,521
5.15%, 03/15/2045	3,177	2,793
5.30%, 04/15/2047	1,071	946
5.35%, 05/15/2045	801	715
5.40%, 10/01/2047	1,037	928
5.55%, 05/15/2034	3,705	3,667
5.60%, 09/01/2034	11,940	11,861
5.75%, 02/15/2033	11,795	11,916
5.95%, 05/15/2054	2,239	2,180
6.00%, 06/15/2048	2,044	1,970
6.05%, 09/01/2054	2,323	2,291
6.10%, 12/01/2028	1,428	1,471
6.25%, 04/15/2049	2,539	2,526
6.40%, 12/01/2030	8,700	9,148
6.55%, 12/01/2033	10,970	11,626
7.38%, 02/01/2031 (1)	14,545	15,178
8.25%, 11/15/2029	995	1,116
EnLink Midstream LLC
6.50%, 09/01/2030 (1)	4,475	4,580
EnLink Midstream Partners LP
5.05%, 04/01/2045	815	670
5.45%, 06/01/2047	1,542	1,338
5.60%, 04/01/2044	2,215	1,965
EQT Corp.
3.13%, 05/15/2026 (1)	5,918	5,655
3.63%, 05/15/2031 (1)	15,385	13,573
3.90%, 10/01/2027	11,083	10,593
5.00%, 01/15/2029	5,477	5,373
5.70%, 04/01/2028	5,369	5,421
5.75%, 02/01/2034	3,393	3,363
7.00%, 02/01/2030	14,391	15,272

The accompanying notes are an integral part of these financial statements.

154

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Energy – 2.71% – (continued)
Exxon Mobil Corp.
3.45%, 04/15/2051		$4,626	$3,339
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034 (1)		1,711	1,467
Gazprom PJSC Via Gaz Capital SA
4.95%, 03/23/2027		20,900	13,376
Gazprom PJSC via Gaz Finance Plc
2.95%, 04/15/2025	EUR	15,000	12,048
2.95%, 01/27/2029 (1)		$28,600	15,015
3.00%, 06/29/2027		10,000	9,930
Gran Tierra Energy, Inc.
9.50%, 10/15/2029 (1)		443	422
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (1)		532	511
3.45%, 10/15/2027 (1)		983	925
Hess Corp.
7.30%, 08/15/2031		2,087	2,326
KazMunayGas National Co. JSC
3.50%, 04/14/2033		351	287
5.38%, 04/24/2030		2,346	2,285
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044		736	674
5.50%, 03/01/2044		1,429	1,320
Kinder Morgan, Inc.
5.00%, 02/01/2029		1,803	1,783
5.30%, 12/01/2034		3,113	3,017
Leviathan Bond Ltd.
6.13%, 06/30/2025 (1)		5,495	5,319
6.75%, 06/30/2030 (1)(18)		8	7
MC Brazil Downstream Trading Sarl
7.25%, 06/30/2031 (1)		315	279
Medco Maple Tree Pte Ltd.
8.96%, 04/27/2029 (1)		226	236
NAK Naftogaz Ukraine via Kondor Finance Plc
7.13%, 07/19/2026 (18)	EUR	877	735
7.63%, 11/08/2028 (1)		$928	696
NGPL PipeCo LLC
3.25%, 07/15/2031 (1)		8,650	7,385
4.88%, 08/15/2027 (1)		8,818	8,624
7.77%, 12/15/2037 (1)		2,395	2,764
Northwest Pipeline LLC
4.00%, 04/01/2027		8,594	8,327
Occidental Petroleum Corp.
6.13%, 01/01/2031		4,820	4,933
6.63%, 09/01/2030		3,910	4,100
7.50%, 05/01/2031		3,640	4,016
8.88%, 07/15/2030		2,618	3,015
Oleoducto Central SA
4.00%, 07/14/2027 (18)		341	316
Ovintiv, Inc.
5.65%, 05/15/2025		1,822	1,820
6.50%, 08/15/2034		11,993	12,544
7.10%, 07/15/2053		3,505	3,844
7.38%, 11/01/2031		1,182	1,288
Pertamina Persero PT
3.10%, 08/27/2030 (1)		4,663	4,110
3.65%, 07/30/2029 (18)		200	186

The accompanying notes are an integral part of these financial statements.

155

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 2.71% – (continued)
Petroleos de Venezuela SA
5.38%, 04/12/2027 (8)(9)	$2,052	$240
5.50%, 04/12/2037 (8)(9)	2,500	290
6.00%, 05/16/2025 (8)(9)	2,312	277
6.00%, 11/15/2026 (8)(9)	4,600	547
9.00%, 11/17/2024 (8)(9)	200	25
9.75%, 05/17/2035 (8)(9)	830	115
Petroleos Mexicanos
6.35%, 02/12/2048	1,646	1,050
6.50%, 03/13/2027	2,959	2,820
6.63%, 06/15/2035	223	170
6.70%, 02/16/2032	30,337	25,400
6.75%, 09/21/2047	4,621	3,040
6.88%, 08/04/2026	898	879
7.69%, 01/23/2050	1,470	1,063
Petrorio Luxembourg Holding Sarl
6.13%, 06/09/2026 (1)	221	216
Pioneer Natural Resources Co.
2.15%, 01/15/2031	1,071	899
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	7,782	7,106
3.80%, 09/15/2030	11,638	10,631
4.30%, 01/31/2043	865	682
Pluspetrol Camisea SA / Pluspetrol Lote 56 SA
6.24%, 07/03/2036 (1)	65	65
QazaqGaz NC JSC
4.38%, 09/26/2027	600	562
Reliance Industries Ltd.
4.13%, 01/28/2025	250	248
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027	111	115
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028 (1)	347	352
Rockies Express Pipeline LLC
4.95%, 07/15/2029 (1)	5,700	5,366
6.88%, 04/15/2040 (1)	3,535	3,379
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	8,301	7,963
5.00%, 03/15/2027	12,846	12,738
5.63%, 03/01/2025	4,928	4,918
5.88%, 06/30/2026	10,744	10,787
5.90%, 09/15/2037	4,301	4,402
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (1)	1,000	825
Southwestern Energy Co.
4.75%, 02/01/2032	1,850	1,702
Targa Resources Corp.
4.20%, 02/01/2033	4,634	4,167
6.13%, 03/15/2033	12,425	12,760
6.50%, 03/30/2034	21,565	22,835
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	10,047	9,052
4.88%, 02/01/2031	11,543	11,015
5.00%, 01/15/2028	3,228	3,162
5.50%, 03/01/2030	4,210	4,184
TC PipeLines LP
4.38%, 03/13/2025	3,330	3,298

The accompanying notes are an integral part of these financial statements.

156

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 2.71% – (continued)
Texas Eastern Transmission LP
3.50%, 01/15/2028 (1)	$706	$666
TMS Issuer Sarl
5.78%, 08/23/2032	3,500	3,554
Topaz Solar Farms LLC
4.88%, 09/30/2039 (1)	384	342
5.75%, 09/30/2039 (1)	2,998	2,900
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/2050	2,662	2,016
4.00%, 03/15/2028	3,118	2,989
4.60%, 03/15/2048	5,052	4,301
7.85%, 02/01/2026	3,739	3,847
TransMontaigne Partners LP / TLP Finance Corp.
6.13%, 02/15/2026	5,540	5,364
Var Energi ASA
8.00%, 11/15/2032 (1)	11,505	12,879
Variable Energi ASA
7.50%, 01/15/2028 (1)	5,135	5,400
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033 (1)	5,080	4,329
6.25%, 01/15/2030 (1)	2,270	2,304
Venture Global LNG, Inc.
9.50%, 02/01/2029 (1)	3,320	3,636
Viper Energy, Inc.
5.38%, 11/01/2027 (1)	7,231	7,095
7.38%, 11/01/2031 (1)	5,300	5,489
Western Midstream Operating LP
4.05%, 02/01/2030	1,775	1,651
5.25%, 02/01/2050	2,350	2,060
5.30%, 03/01/2048	5,089	4,394
5.45%, 04/01/2044	1,256	1,132
5.50%, 08/15/2048	940	817
6.15%, 04/01/2033	10,630	10,897
6.35%, 01/15/2029	7,405	7,637
Williams Companies, Inc.
5.15%, 03/15/2034	21,805	21,273
YPF SA
9.50%, 01/17/2031 (1)	878	892

Total Energy		931,517

Financials – 10.44%
AerCap Ireland Capital DAC
3.50%, 01/15/2025	958	946
3.65%, 07/21/2027	200	190
3.88%, 01/23/2028	9,520	9,020
5.75%, 06/06/2028	971	981
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.00%, 10/29/2028	50,745	46,115
3.30%, 01/30/2032	17,770	15,268
3.40%, 10/29/2033	5,750	4,823
6.15%, 09/30/2030	8,535	8,824
6.50%, 07/15/2025	250	252
AIB Group Plc
6.61% (SOFR + 2.33%), 09/13/2029 (1)(2)	2,960	3,055
Air Lease Corp.
3.00%, 02/01/2030	4,635	4,105
3.13%, 12/01/2030	6,675	5,832
3.25%, 10/01/2029	1,245	1,126

The accompanying notes are an integral part of these financial statements.

157

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 10.44% – (continued)
3.38%, 07/01/2025	$5,355	$5,233
4.63%, 10/01/2028	30	29
5.85%, 12/15/2027	8,015	8,115
Aircastle Ltd.
5.95%, 02/15/2029 (1)	3,340	3,339
6.50%, 07/18/2028 (1)	12,835	13,076
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	253	244
3.95%, 01/15/2028	364	348
4.70%, 07/01/2030	42	41
Alinma Tier 1 Sukuk Ltd.
6.50% (5 Year CMT Index + 2.20%), 09/06/2172 (2)(18)	350	353
Alpha Star Holding VIII Ltd.
8.38%, 04/12/2027 (18)	296	302
American Assets Trust LP
3.38%, 02/01/2031	10,870	8,906
American Homes 4 Rent LP
2.38%, 07/15/2031	1,690	1,373
3.38%, 07/15/2051	3,567	2,321
3.63%, 04/15/2032	2,803	2,451
4.30%, 04/15/2052	1,303	1,010
American International Group, Inc.
4.38%, 06/30/2050	776	643
4.75%, 04/01/2048	758	668
American Tower Corp.
1.88%, 10/15/2030	3,805	3,098
2.10%, 06/15/2030	18,022	15,100
2.30%, 09/15/2031	15,802	12,892
2.70%, 04/15/2031	19,236	16,268
2.90%, 01/15/2030	2,912	2,567
3.80%, 08/15/2029	4,738	4,404
4.05%, 03/15/2032	745	681
5.20%, 02/15/2029	4,200	4,185
5.45%, 02/15/2034	7,580	7,514
5.50%, 03/15/2028	11,629	11,698
5.65%, 03/15/2033	6,855	6,898
5.90%, 11/15/2033	18,335	18,775
AmFam Holdings, Inc.
2.81%, 03/11/2031 (1)	5,500	4,204
Antares Holdings LP
2.75%, 01/15/2027 (1)	8,970	8,149
3.75%, 07/15/2027 (1)	20,265	18,545
7.95%, 08/11/2028 (1)	2,715	2,813
Aon Corp.
2.80%, 05/15/2030	3,500	3,068
Aon Corp. / Aon Global Holdings Plc
2.05%, 08/23/2031	1,542	1,245
2.60%, 12/02/2031	10,260	8,547
3.90%, 02/28/2052	1,262	934
Ares Capital Corp.
2.88%, 06/15/2028	8,315	7,365
3.20%, 11/15/2031	18,865	15,558
Arthur J Gallagher & Co.
3.05%, 03/09/2052	1,995	1,221
5.45%, 07/15/2034	3,795	3,764
Athene Global Funding
1.99%, 08/19/2028 (1)	7,545	6,568
2.55%, 11/19/2030 (1)	3,300	2,755

The accompanying notes are an integral part of these financial statements.

158

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 10.44% – (continued)
2.72%, 01/07/2029 (1)	$3,800	$3,371
3.21%, 03/08/2027 (1)	5,070	4,734
Athene Holding Ltd.
3.50%, 01/15/2031	1,835	1,624
4.13%, 01/12/2028	11,630	11,216
Aviation Capital Group LLC
1.95%, 01/30/2026 (1)	5,720	5,382
4.88%, 10/01/2025 (1)	2,789	2,752
5.50%, 12/15/2024 (1)	3,900	3,890
6.25%, 04/15/2028 (1)	3,810	3,887
6.38%, 07/15/2030 (1)	10,175	10,518
6.75%, 10/25/2028 (1)	10,810	11,266
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (1)	35,158	31,622
2.75%, 02/21/2028 (1)	6,105	5,485
2.88%, 02/15/2025 (1)	3,919	3,839
3.25%, 02/15/2027 (1)	1,791	1,676
4.25%, 04/15/2026 (1)	515	500
4.38%, 05/01/2026 (1)	886	862
5.50%, 01/15/2026 (1)	1,069	1,061
Banco Bilbao Vizcaya Argentaria SA
6.03% (1 Year CMT Index + 1.95%), 03/13/2035 (2)	5,200	5,186
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025 (1)	5,395	5,372
Banco Santander SA
1.72% (1 Year CMT Index + 0.90%), 09/14/2027 (2)	1,800	1,651
2.75%, 12/03/2030	3,200	2,663
3.49%, 05/28/2030	800	716
5.18%, 11/19/2025	2,400	2,377
5.74% (1 Year CMT Index + 0.45%), 06/30/2024 (2)	19,200	19,200
6.53% (1 Year CMT Index + 1.65%), 11/07/2027 (2)	9,500	9,717
6.61%, 11/07/2028	7,200	7,562
Bancolombia SA
8.63% (5 Year CMT Index + 4.32%), 12/24/2034 (2)	453	463
Bangkok Bank PCL
5.50%, 09/21/2033 (1)	200	199
Bank of America Corp.
1.66% (SOFR + 0.91%), 03/11/2027 (2)	27,104	25,412
1.73% (SOFR + 0.96%), 07/22/2027 (2)	40,859	37,872
1.90% (SOFR + 1.53%), 07/23/2031 (2)	7,588	6,250
1.92% (SOFR + 1.37%), 10/24/2031 (2)	7,009	5,734
2.09% (SOFR + 1.06%), 06/14/2029 (2)	18,275	16,213
2.30% (SOFR + 1.22%), 07/21/2032 (2)	4,831	3,955
2.48% (5 Year CMT Index + 1.20%), 09/21/2036 (2)	18,070	14,403
2.50% (3 Month Term SOFR + 1.25%), 02/13/2031 (2)	11,783	10,185
2.57% (SOFR + 1.21%), 10/20/2032 (2)	5,364	4,446
2.59% (SOFR + 2.15%), 04/29/2031 (2)	25,457	22,011
2.88% (3 Month Term SOFR + 1.45%), 10/22/2030 (2)	596	530
2.97% (SOFR + 1.56%), 07/21/2052 (2)	1,130	737
3.85% (5 Year CMT Index + 2.00%), 03/08/2037 (2)	11,670	10,227
3.97% (3 Month Term SOFR + 1.33%), 03/05/2029 (2)	2,863	2,737
3.97% (3 Month Term SOFR + 1.47%), 02/07/2030 (2)	992	939
4.18%, 11/25/2027	16,659	16,082
4.27% (3 Month Term SOFR + 1.57%), 07/23/2029 (2)	5,139	4,951
4.33% (3 Month Term SOFR + 1.78%), 03/15/2050 (2)	2,242	1,872
4.45%, 03/03/2026	855	841
4.95% (SOFR + 2.04%), 07/22/2028 (2)	3,937	3,905
5.20% (SOFR + 1.63%), 04/25/2029 (2)	20,100	20,068

The accompanying notes are an integral part of these financial statements.

159

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 10.44% – (continued)
5.29% (SOFR + 1.91%), 04/25/2034 (2)		$28,800	$28,498
5.47% (SOFR + 1.65%), 01/23/2035 (2)		19,755	19,735
5.82% (SOFR + 1.57%), 09/15/2029 (2)		14,273	14,572
5.87% (SOFR + 1.84%), 09/15/2034 (2)		3,020	3,107
Barclays Plc
2.28% (1 Year CMT Index + 1.05%), 11/24/2027 (2)		25,615	23,730
2.85% (SOFR + 2.71%), 05/07/2026 (2)		1,840	1,794
3.56% (5 Year CMT Index + 2.90%), 09/23/2035 (2)		45,920	39,446
4.38%, 01/12/2026		2,670	2,625
4.38% (5 Year CMT Index + 3.41%), 12/15/2172 (2)		10,985	9,224
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029 (2)		3,900	3,817
5.09% (3 Month LIBOR USD + 3.05%), 06/20/2030 (2)		1,570	1,501
5.26% (1 Year Swap Rate EUR + 2.55%), 01/29/2034 (2)	EUR	6,500	7,436
5.50% (1 Year CMT Index + 2.65%), 08/09/2028 (2)		$5,000	4,991
5.69% (SOFR + 1.74%), 03/12/2030 (2)		2,311	2,317
6.22% (SOFR + 2.98%), 05/09/2034 (2)		7,889	8,083
6.69% (SOFR + 2.62%), 09/13/2034 (2)		8,500	9,011
7.39% (1 Year CMT Index + 3.30%), 11/02/2028 (2)		3,100	3,266
7.44% (1 Year CMT Index + 3.50%), 11/02/2033 (2)		3,900	4,289
BBVA Bancomer SA
1.88%, 09/18/2025 (1)		6,755	6,445
Blackstone Property Partners Europe Holdings Sarl
1.75%, 03/12/2029	EUR	3,157	2,981
Blackstone Secured Lending Fund
2.13%, 02/15/2027		$21,770	19,660
5.88%, 11/15/2027		1,110	1,102
Blue Owl Capital Corp.
2.63%, 01/15/2027		9,285	8,484
2.88%, 06/11/2028		21,170	18,726
Blue Owl Credit Income Corp.
6.60%, 09/15/2029 (1)		1,185	1,169
Blue Owl Finance LLC
6.25%, 04/18/2034 (1)		18,530	18,579
Blue Owl Technology Finance Corp.
2.50%, 01/15/2027		10,635	9,564
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027 (1)(2)		6,822	6,368
1.68% (SOFR + 0.91%), 06/30/2027 (1)(2)		17,105	15,804
2.16% (SOFR + 1.22%), 09/15/2029 (1)(2)		1,585	1,383
2.59% (SOFR + 1.23%), 01/20/2028 (1)(2)		15,155	14,088
5.18% (SOFR + 1.52%), 01/09/2030 (1)(2)		16,615	16,441
5.50% (SOFR + 1.59%), 05/20/2030 (1)(2)		1,800	1,793
5.74% (SOFR + 1.88%), 02/20/2035 (1)(2)		22,000	21,878
BPCE SA
6.71% (SOFR + 2.27%), 10/19/2029 (1)(2)		8,600	8,916
7.00% (SOFR + 2.59%), 10/19/2034 (1)(2)		56,600	60,505
Brixmor Operating Partnership LP
2.25%, 04/01/2028		925	825
3.85%, 02/01/2025		1,035	1,024
3.90%, 03/15/2027		2,430	2,334
4.05%, 07/01/2030		2,337	2,169
4.13%, 06/15/2026		1,967	1,915
4.13%, 05/15/2029		4,342	4,098
5.75%, 02/15/2035		3,155	3,147
CaixaBank SA
6.21% (SOFR + 2.70%), 01/18/2029 (1)(2)		7,400	7,517
6.84% (SOFR + 2.77%), 09/13/2034 (1)(2)		15,190	16,040

The accompanying notes are an integral part of these financial statements.

160

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 10.44% – (continued)
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund
4.75%, 03/27/2034	EUR	2,905	$3,154
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/2026 (8)(9)		$300	32
6.00%, 07/16/2025 (8)(9)		1,755	180
6.45%, 11/07/2024 (8)(9)		660	71
Citigroup, Inc.
2.52% (SOFR + 1.18%), 11/03/2032 (2)		200	164
2.56% (SOFR + 1.17%), 05/01/2032 (2)		6,303	5,253
2.67% (SOFR + 1.15%), 01/29/2031 (2)		11,515	10,027
2.98% (SOFR + 1.42%), 11/05/2030 (2)		5,838	5,200
3.06% (SOFR + 1.35%), 01/25/2033 (2)		12,856	10,920
3.07% (SOFR + 1.28%), 02/24/2028 (2)		2,372	2,239
3.98% (3 Month Term SOFR + 1.60%), 03/20/2030 (2)		1,150	1,086
4.08% (3 Month Term SOFR + 1.45%), 04/23/2029 (2)		165	158
4.41% (SOFR + 3.91%), 03/31/2031 (2)		3,027	2,885
5.17% (SOFR + 1.36%), 02/13/2030 (2)		684	680
5.45% (SOFR + 1.45%), 06/11/2035 (2)		8,077	8,014
6.27% (SOFR + 2.34%), 11/17/2033 (2)		1,167	1,222
CNA Financial Corp.
5.13%, 02/15/2034		2,970	2,875
CNO Financial Group, Inc.
5.25%, 05/30/2025		580	576
5.25%, 05/30/2029		3,840	3,726
CNO Global Funding
5.88%, 06/04/2027 (1)		8,600	8,628
COPT Defense Properties LP
2.75%, 04/15/2031		1,555	1,286
CoStar Group, Inc.
2.80%, 07/15/2030 (1)		11,000	9,302
Country Garden Holdings Co. Ltd.
2.70%, 07/12/2026 (8)(9)		500	41
3.30%, 01/12/2031 (8)(9)		4,895	415
3.88%, 10/22/2030 (8)(9)		300	25
Credit Agricole SA
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033 (1)(2)		21,168	19,644
4.38%, 03/17/2025 (1)		1,717	1,697
6.25% (SOFR + 2.67%), 01/10/2035 (1)(2)		25,415	25,568
Crown Castle, Inc.
2.10%, 04/01/2031		3,003	2,432
2.25%, 01/15/2031		8,420	6,925
2.50%, 07/15/2031		2,589	2,139
3.10%, 11/15/2029		1,091	974
3.30%, 07/01/2030		2,756	2,456
Danske Bank
3.24% (3 Month LIBOR USD + 1.59%), 12/20/2025 (1)(2)		4,479	4,420
Deutsche Bank AG
1.75% (3 Month EURIBOR + 2.05%), 11/19/2030 (2)(4)	EUR	800	753
2.13% (SOFR + 1.87%), 11/24/2026 (2)(18)		$900	854
3.04% (SOFR + 1.72%), 05/28/2032 (2)(18)		3,300	2,771
3.55% (SOFR + 3.04%), 09/18/2031 (2)		16,820	14,806
3.73% (SOFR + 2.76%), 01/14/2032 (2)		5,330	4,494
3.96% (SOFR + 2.58%), 11/26/2025 (2)		6,012	5,961
5.37%, 09/09/2027		2,758	2,763
5.88% (SOFR + 5.44%), 07/08/2031 (2)		1,146	1,123
6.72% (SOFR + 3.18%), 01/18/2029 (2)		2,400	2,477
6.82% (SOFR + 2.51%), 11/20/2029 (2)		10,160	10,566

The accompanying notes are an integral part of these financial statements.

161

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 10.44% – (continued)
Discover Bank
2.45%, 09/12/2024	$1,310	$1,301
Discover Financial Services
3.95%, 11/06/2024	6,058	6,019
EPR Properties
4.75%, 12/15/2026	140	135
4.95%, 04/15/2028	414	396
Equinix, Inc.
2.15%, 07/15/2030	22,433	18,808
2.50%, 05/15/2031	5,324	4,460
3.20%, 11/18/2029	16,497	14,864
3.90%, 04/15/2032	8,870	8,065
Equitable Financial Life Global Funding
1.70%, 11/12/2026 (1)	1,055	967
1.80%, 03/08/2028 (1)	7,665	6,786
Essential Properties LP
2.95%, 07/15/2031	2,800	2,304
Extra Space Storage LP
2.20%, 10/15/2030	4,425	3,673
2.35%, 03/15/2032	4,150	3,306
2.40%, 10/15/2031	8,121	6,672
2.55%, 06/01/2031	3,085	2,568
3.88%, 12/15/2027	2,475	2,362
3.90%, 04/01/2029	4,655	4,383
5.50%, 07/01/2030	1,961	1,976
5.90%, 01/15/2031	8,695	8,880
Fairfax Financial Holdings Ltd.
6.10%, 03/15/2055 (1)	10,000	9,659
Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.74%), 11/01/2053 (1)(2)	3,860	3,474
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054 (1)(2)	8,000	6,720
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057 (1)(2)	3,000	2,234
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/2025 (1)	745	741
Fidelity National Financial, Inc.
2.45%, 03/15/2031	6,840	5,573
3.40%, 06/15/2030	5,874	5,210
4.50%, 08/15/2028	15,455	14,955
First American Financial Corp.
2.40%, 08/15/2031	6,800	5,423
FWD Group Holdings Ltd.
8.40%, 04/05/2029 (1)(18)	2,651	2,708
GGAM Finance Ltd.
8.00%, 02/15/2027 (1)	3,050	3,150
8.00%, 06/15/2028 (1)	2,697	2,841
Global Atlantic Finance Co.
3.13%, 06/15/2031 (1)	2,115	1,749
4.40%, 10/15/2029 (1)	1,127	1,049
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032	17,800	14,958
4.00%, 01/15/2030	11,015	10,092
4.00%, 01/15/2031	7,378	6,615
5.25%, 06/01/2025	239	237
5.30%, 01/15/2029	6,343	6,250
5.75%, 06/01/2028	15,240	15,248
6.75%, 12/01/2033	3,150	3,310

The accompanying notes are an integral part of these financial statements.

162

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 10.44% – (continued)
Goldman Sachs Group, Inc.
1.43% (SOFR + 0.80%), 03/09/2027 (2)	$40,846	$38,112
1.54% (SOFR + 0.82%), 09/10/2027 (2)	26,469	24,311
1.95% (SOFR + 0.91%), 10/21/2027 (2)	8,845	8,168
1.99% (SOFR + 1.09%), 01/27/2032 (2)	2,859	2,320
2.38% (SOFR + 1.25%), 07/21/2032 (2)	3,678	3,020
2.60%, 02/07/2030	761	667
2.62% (SOFR + 1.28%), 04/22/2032 (2)	5,112	4,298
2.64% (SOFR + 1.11%), 02/24/2028 (2)	2,020	1,884
2.65% (SOFR + 1.26%), 10/21/2032 (2)	16,606	13,805
3.10% (SOFR + 1.41%), 02/24/2033 (2)	1,829	1,562
3.27% (3 Month Term SOFR + 1.46%), 09/29/2025 (2)	6,671	6,628
3.69% (3 Month Term SOFR + 1.77%), 06/05/2028 (2)	5,083	4,863
4.22% (3 Month Term SOFR + 1.56%), 05/01/2029 (2)	1,079	1,039
4.48% (SOFR + 1.73%), 08/23/2028 (2)	6,325	6,182
5.73% (SOFR + 1.27%), 04/25/2030 (2)	14,729	14,991
5.85% (SOFR + 1.55%), 04/25/2035 (2)	13,889	14,227
5.88% (SOFR + 0.51%), 09/10/2024 (2)	4,671	4,671
6.48% (SOFR + 1.77%), 10/24/2029 (2)	8,299	8,665
Guardian Life Global Funding
1.63%, 09/16/2028 (1)	5,000	4,377
Healthcare Realty Holdings LP
2.00%, 03/15/2031	5,800	4,570
2.05%, 03/15/2031	1,183	915
2.40%, 03/15/2030	2,955	2,435
3.10%, 02/15/2030	4,831	4,224
3.50%, 08/01/2026	2,000	1,916
3.63%, 01/15/2028	1,092	1,009
Healthpeak OP LLC
2.88%, 01/15/2031	1,980	1,709
3.40%, 02/01/2025	160	158
3.50%, 07/15/2029	231	213
Highwoods Realty LP
4.13%, 03/15/2028	358	334
HSBC Holdings Plc
1.59% (SOFR + 1.29%), 05/24/2027 (2)	2,146	2,000
1.65% (SOFR + 1.54%), 04/18/2026 (2)	2,782	2,693
2.01% (SOFR + 1.73%), 09/22/2028 (2)	5,500	4,939
2.10% (SOFR + 1.93%), 06/04/2026 (2)	5,208	5,035
2.21% (SOFR + 1.29%), 08/17/2029 (2)	13,420	11,797
2.36% (SOFR + 1.95%), 08/18/2031 (2)	2,300	1,922
2.85% (SOFR + 2.39%), 06/04/2031 (2)	34,320	29,668
2.87% (SOFR + 1.41%), 11/22/2032 (2)	40,000	33,266
3.97% (3 Month Term SOFR + 1.87%), 05/22/2030 (2)	13,200	12,339
4.58% (3 Month Term SOFR + 1.80%), 06/19/2029 (2)	3,200	3,093
5.60% (SOFR + 1.06%), 05/17/2028 (2)	5,381	5,402
6.16% (SOFR + 1.97%), 03/09/2029 (2)	12,000	12,275
7.39% (SOFR + 3.35%), 11/03/2028 (2)	2,019	2,135
Hudson Pacific Properties LP
3.25%, 01/15/2030	6,458	4,460
3.95%, 11/01/2027	10,478	8,762
4.65%, 04/01/2029	1,220	940
5.95%, 02/15/2028	300	255
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.38%, 02/01/2029	1,970	1,684
9.00%, 06/15/2030 (1)	2,832	2,818
9.75%, 01/15/2029 (1)	2,807	2,908

The accompanying notes are an integral part of these financial statements.

163

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 10.44% – (continued)
ING Groep NV
5.55% (SOFR + 1.77%), 03/19/2035 (2)	$25,000	$24,682
6.11% (SOFR + 2.09%), 09/11/2034 (2)	4,225	4,356
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	6,155	4,758
2.10%, 06/15/2030	3,955	3,349
Intercorp Peru Ltd.
3.88%, 08/15/2029 (1)	200	178
Intesa Sanpaolo SpA
6.63%, 06/20/2033 (1)	6,140	6,329
6.63%, 06/20/2033	20,000	20,674
7.20%, 11/28/2033	1,100	1,178
7.20%, 11/28/2033 (1)	17,505	18,716
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031	9,736	7,730
4.15%, 04/15/2032	1,590	1,451
5.45%, 08/15/2030	1,243	1,245
5.50%, 08/15/2033	4,602	4,537
JAB Holdings BV
3.75%, 05/28/2051 (1)	5,250	3,392
4.50%, 04/08/2052 (1)	2,400	1,754
Jane Street Group / JSG Finance, Inc.
4.50%, 11/15/2029 (1)	3,000	2,814
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	1,500	1,480
5.88%, 07/21/2028	10,330	10,434
6.20%, 04/14/2034	10,850	10,989
6.25%, 01/15/2036	1,430	1,444
6.45%, 06/08/2027	3,660	3,747
6.50%, 01/20/2043	1,125	1,175
JP Morgan Chase & Co.
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027 (2)	6,799	6,333
1.47% (SOFR + 0.77%), 09/22/2027 (2)	60	55
1.58% (SOFR + 0.89%), 04/22/2027 (2)	25,398	23,702
1.76% (3 Month Term SOFR + 1.11%), 11/19/2031 (2)	7,253	5,900
1.95% (SOFR + 1.07%), 02/04/2032 (2)	5,903	4,801
2.07% (SOFR + 1.02%), 06/01/2029 (2)	2,990	2,660
2.18% (SOFR + 1.89%), 06/01/2028 (2)	2,402	2,204
2.52% (SOFR + 2.04%), 04/22/2031 (2)	18,786	16,237
2.58% (3 Month Term SOFR + 1.25%), 04/22/2032 (2)	5,561	4,697
2.74% (3 Month Term SOFR + 1.51%), 10/15/2030 (2)	11,920	10,547
2.95% (SOFR + 1.17%), 02/24/2028 (2)	7,115	6,702
2.96% (3 Month Term SOFR + 2.52%), 05/13/2031 (2)	4,470	3,918
2.96% (SOFR + 1.26%), 01/25/2033 (2)	7,451	6,353
4.49% (3 Month Term SOFR + 3.79%), 03/24/2031 (2)	15,438	14,870
5.01% (SOFR + 1.31%), 01/23/2030 (2)	10,735	10,653
5.34% (SOFR + 1.62%), 01/23/2035 (2)	1,093	1,086
5.58% (SOFR + 1.16%), 04/22/2030 (2)	5,068	5,148
5.77% (SOFR + 1.49%), 04/22/2035 (2)	11,395	11,691
6.25% (SOFR + 1.81%), 10/23/2034 (2)	12,300	13,045
JPMorgan Chase & Co.
4.20% (3 Month Term SOFR + 1.52%), 07/23/2029 (2)	1,914	1,842
5.57% (SOFR + 0.93%), 04/22/2028 (2)	24,395	24,593
6.09% (SOFR + 1.57%), 10/23/2029 (2)	24,862	25,688
6.28% (SOFR + 0.92%), 04/22/2028 (2)	19,100	19,174
KBC Group NV
6.32% (1 Year CMT Index + 2.05%), 09/21/2034 (1)(2)	4,600	4,775

The accompanying notes are an integral part of these financial statements.

164

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 10.44% – (continued)
Kilroy Realty LP
2.65%, 11/15/2033		$120	$88
Kimco Realty OP LLC
3.25%, 08/15/2026		1,665	1,585
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027 (2)		7,520	6,986
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028 (2)		128	120
3.87% (1 Year CMT Index + 3.50%), 07/09/2025 (2)		1,675	1,674
5.68% (1 Year CMT Index + 1.75%), 01/05/2035 (2)		8,500	8,466
Logan Group Co. Ltd.
4.25%, 07/12/2025 (8)(9)		2,205	204
4.85%, 12/14/2026 (8)(9)		2,995	253
LSEGA Financing Plc
2.00%, 04/06/2028 (1)		6,811	6,104
LXP Industrial Trust
2.38%, 10/01/2031		2,050	1,633
Magellan Capital Holdings Ltd.
8.38% (1 Year CMT Index + 4.23%), 07/08/2029 (18)		307	304
Marsh & McLennan Companies, Inc.
5.70%, 09/15/2053		3,565	3,601
5.75%, 11/01/2032		2,000	2,083
MDGH GMTN RSC Ltd.
4.38%, 11/22/2033 (1)		200	188
Metropolitan Life Global Funding I
5.15%, 03/28/2033 (1)		5,610	5,540
Mizuho Financial Group, Inc.
5.59% (1 Year CMT Index + 1.30%), 07/10/2035 (2)		13,000	12,940
Morgan Stanley
0.00%, 04/02/2032 (3)(18)		14,800	9,380
0.50% (3 Month EURIBOR + 0.87%), 10/26/2029 (2)(4)	EUR	150	140
1.16% (SOFR + 0.56%), 10/21/2025 (2)		$29,255	28,833
1.51% (SOFR + 0.86%), 07/20/2027 (2)		3,292	3,043
1.59% (SOFR + 0.88%), 05/04/2027 (2)		10,418	9,712
1.79% (SOFR + 1.03%), 02/13/2032 (2)		8,403	6,744
1.93% (SOFR + 1.02%), 04/28/2032 (2)		3,379	2,715
2.24% (SOFR + 1.18%), 07/21/2032 (2)		25,691	20,987
2.48% (SOFR + 1.00%), 01/21/2028 (2)		24,470	22,817
2.48% (SOFR + 1.36%), 09/16/2036 (2)		20,625	16,317
2.70% (SOFR + 1.14%), 01/22/2031 (2)		16,980	14,884
2.94% (SOFR + 1.29%), 01/21/2033 (2)		3	3
3.22% (SOFR + 1.49%), 04/22/2042 (2)		751	562
3.62% (SOFR + 3.12%), 04/01/2031 (2)		3,386	3,107
3.77% (3 Month Term SOFR + 1.40%), 01/24/2029 (2)		4,157	3,957
3.95%, 04/23/2027		4,664	4,504
4.66% (3 Month EURIBOR + 1.30%), 03/02/2029 (2)	EUR	113	125
5.12% (SOFR + 1.73%), 02/01/2029 (2)		$12,000	11,953
5.16% (SOFR + 1.59%), 04/20/2029 (2)		15,322	15,272
5.42% (SOFR + 1.88%), 07/21/2034 (2)		5,875	5,845
5.45% (SOFR + 1.63%), 07/20/2029 (2)		657	661
5.66% (SOFR + 1.26%), 04/18/2030 (2)		20,279	20,622
5.83% (SOFR + 1.58%), 04/19/2035 (2)		31,123	31,903
5.94% (5 Year CMT Index + 1.80%), 02/07/2039 (2)		32,485	32,128
5.95% (5 Year CMT Index + 2.43%), 01/19/2038 (2)		2,945	2,928
6.41% (SOFR + 1.83%), 11/01/2029 (2)		5,164	5,388
Nationwide Building Society
3.96% (3 Month LIBOR USD + 1.86%), 07/18/2030 (1)(2)		5,650	5,226
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029 (1)(2)		8,600	8,232

The accompanying notes are an integral part of these financial statements.

165

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 10.44% – (continued)
Nationwide Mutual Insurance Co.
7.89% (3 Month LIBOR USD + 2.29%), 12/15/2024 (1)(2)	$6,180	$6,185
NatWest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027 (2)	12,170	11,265
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030 (2)	4,390	4,195
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029 (2)	2,900	2,835
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030 (2)	6,600	6,484
5.52% (1 Year CMT Index + 2.27%), 09/30/2028 (2)	8,815	8,818
5.78% (1 Year CMT Index + 1.50%), 03/01/2035 (2)	26,200	26,283
5.81% (1 Year CMT Index + 1.95%), 09/13/2029 (2)	11,800	11,954
New York Life Global Funding
2.35%, 07/14/2026 (1)	1,000	947
New York Life Insurance Co.
3.75%, 05/15/2050 (1)	2,736	2,043
NNN REIT, Inc.
3.10%, 04/15/2050	1,139	723
3.50%, 04/15/2051	2,774	1,923
4.80%, 10/15/2048	1,354	1,148
Nomura Holdings, Inc.
2.17%, 07/14/2028	19,200	16,950
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/2051 (1)	2,420	1,662
Old Republic International Corp.
3.88%, 08/26/2026	5,155	4,984
Panama Infrastructure Receivable Purchaser Plc
0.00%, 04/05/2032 (1)	7,059	4,588
PNC Financial Services Group, Inc.
5.07% (SOFR + 1.93%), 01/24/2034 (2)	2,373	2,294
6.04% (SOFR + 2.14%), 10/28/2033 (2)	7,390	7,614
6.88% (SOFR + 2.28%), 10/20/2034 (2)	6,805	7,417
Prologis LP
1.25%, 10/15/2030	670	535
Realty Income Corp.
2.20%, 06/15/2028	1,212	1,084
3.40%, 01/15/2028	3,938	3,712
3.40%, 01/15/2030	4,450	4,052
Regency Centers LP
3.70%, 06/15/2030	1,359	1,252
4.13%, 03/15/2028	970	934
Rexford Industrial Realty LP
2.15%, 09/01/2031	1,135	905
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026 (1)	8,290	7,742
3.63%, 03/01/2029	4,385	3,979
3.88%, 03/01/2031 (1)	29,710	25,892
4.00%, 10/15/2033 (1)	29,285	24,678
Santander UK Group Holdings Plc
1.53% (1 Year CMT Index + 1.25%), 08/21/2026 (2)	2,895	2,755
1.67% (SOFR + 0.99%), 06/14/2027 (2)	11,405	10,543
2.47% (SOFR + 1.22%), 01/11/2028 (2)	800	738
2.90% (SOFR + 1.48%), 03/15/2032 (2)	24,900	20,966
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028 (2)	4,990	4,715
6.53% (SOFR + 2.60%), 01/10/2029 (2)	13,600	13,971
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2049	1,300	65
Shimao Group Holdings Ltd.
3.45%, 01/11/2031 (8)(9)	5,645	254
4.60%, 07/13/2030 (8)(9)	400	20

The accompanying notes are an integral part of these financial statements.

166

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 10.44% – (continued)
4.75%, 07/03/2025 (8)(9)		$4,359	$196
5.20%, 01/16/2027 (8)(9)		4,595	203
5.60%, 07/15/2026 (8)(9)		3,025	142
6.13%, 02/21/2025 (8)(9)		1,275	61
Simon Property Group LP
2.65%, 07/15/2030		3,540	3,084
Sino-Ocean Land Treasure IV Ltd.
4.75%, 08/05/2029 (8)(9)		1,725	121
4.75%, 01/14/2030 (8)(9)		3,305	219
Societe Generale SA
2.89% (1 Year CMT Index + 1.30%), 06/09/2032 (1)(2)		10,400	8,484
3.65% (5 Year CMT Index + 3.00%), 07/08/2035 (1)(2)		7,705	6,490
4.25%, 04/14/2025 (1)		2,340	2,301
4.75%, 11/24/2025 (1)		9,285	9,100
6.07% (1 Year CMT Index + 2.10%), 01/19/2035 (1)(2)		14,260	14,117
6.69% (1 Year CMT Index + 2.95%), 01/10/2034 (1)(2)		19,000	19,593
SoFi Personal Loan Trust
0.00%		56	2,554
Standard Chartered Plc
2.68% (1 Year CMT Index + 1.20%), 06/29/2032 (1)(2)		52,100	42,588
3.27% (5 Year CMT Index + 2.30%), 02/18/2036 (1)(2)		41,220	34,700
7.02% (1 Year CMT Index + 2.20%), 02/08/2030 (1)(2)		800	845
Stewart Information Services Corp.
3.60%, 11/15/2031		14,990	12,393
Stichting AK Rabobank Certificaten
6.50%, 03/29/2170 (3)	EUR	3,876	4,510
Sumitomo Mitsui Financial Group, Inc.
6.60% (5 Year CMT Index + 2.28%), 06/05/2173 (2)		$3,688	3,664
Sunac China Holdings Ltd.
6.00%, 09/30/2025 (1)(7)		26	3
6.25%, 09/30/2026 (1)(7)		26	3
6.50%, 09/30/2027 (1)(7)		53	6
6.75%, 09/30/2028 (1)(7)		79	8
7.00%, 09/30/2029 (1)(7)		79	7
7.25%, 09/30/2030 (1)(7)		37	3
Synchrony Financial
4.25%, 08/15/2024		5,145	5,133
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050 (1)		3,665	2,437
4.27%, 05/15/2047 (1)		515	410
4.38% (3 Month LIBOR USD + 2.66%), 09/15/2054 (1)(2)		7,500	7,466
4.90%, 09/15/2044 (1)		1,505	1,330
Times China Holdings Ltd.
5.75%, 01/14/2027 (8)(9)		5,214	98
6.20%, 03/22/2026 (8)(9)		1,950	40
6.75%, 07/08/2025 (8)(9)		1,715	36
U.S. Bancorp
4.84% (SOFR + 1.60%), 02/01/2034 (2)		10,731	10,173
5.68% (SOFR + 1.86%), 01/23/2035 (2)		910	913
5.84% (SOFR + 2.26%), 06/12/2034 (2)		2,535	2,570
5.85% (SOFR + 2.09%), 10/21/2033 (2)		8,225	8,353
UBS AG/Stamford CT
3.63%, 09/09/2024		4,608	4,586
3.70%, 02/21/2025		5,861	5,785
4.75%, 08/09/2024		2,967	2,963
5.00%, 07/09/2027		5,308	5,264
7.50%, 02/15/2028		51,177	54,757
7.95%, 01/09/2025		4,468	4,515

The accompanying notes are an integral part of these financial statements.

167

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 10.44% – (continued)
UBS Group AG
1.31% (SOFR + 0.98%), 02/02/2027 (1)(2)		$10,300	$9,603
2.75% (1 Year CMT Index + 1.10%), 02/11/2033 (1)(2)		1,981	1,619
3.09% (SOFR + 1.73%), 05/14/2032 (1)(2)		22,970	19,594
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029 (1)(2)		540	510
4.19% (SOFR + 3.73%), 04/01/2031 (1)(2)		36,980	34,522
5.62% (1 Year SOFR Swap Rate + 1.34%), 09/13/2030 (1)(2)		16,730	16,801
5.70% (1 Year CMT Index + 1.77%), 02/08/2035 (1)(2)		16,640	16,623
5.96% (1 Year CMT Index + 2.20%), 01/12/2034 (1)(2)		14,156	14,369
6.25% (1 Year CMT Index + 1.80%), 09/22/2029 (1)(2)		3,300	3,393
6.30% (1 Year CMT Index + 2.00%), 09/22/2034 (1)(2)		2,500	2,600
6.37% (SOFR + 3.34%), 07/15/2026 (1)(2)		7,170	7,205
6.44% (SOFR + 3.70%), 08/11/2028 (1)(2)		11,390	11,678
6.54% (SOFR + 3.92%), 08/12/2033 (1)(2)		23,550	24,713
7.75% (CMS 1 Year Rate EUR + 4.95%), 03/01/2029 (2)	EUR	1,500	1,815
9.02% (SOFR + 5.02%), 11/15/2033 (1)(2)		$5,535	6,671
9.25% (5 Year CMT Index + 4.76%), 05/13/2173 (1)(2)		650	728
UniCredit SpA
2.57% (1 Year CMT Index + 2.30%), 09/22/2026 (1)(2)		2,600	2,494
5.46% (5 Year CMT Index + 4.75%), 06/30/2035 (1)(2)		1,930	1,808
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.50%, 02/15/2028 (1)		1,671	1,636
VICI Properties LP
4.95%, 02/15/2030		9,443	9,110
5.13%, 05/15/2032		10,364	9,874
5.63%, 05/15/2052		4,944	4,451
VICI Properties LP / VICI Note Co., Inc.
3.50%, 02/15/2025 (1)		400	395
3.75%, 02/15/2027 (1)		1,410	1,339
3.88%, 02/15/2029 (1)		13,583	12,555
4.13%, 08/15/2030 (1)		7,314	6,652
4.25%, 12/01/2026 (1)		10,255	9,890
4.50%, 09/01/2026 (1)		5,000	4,859
4.50%, 01/15/2028 (1)		9,373	9,018
4.63%, 06/15/2025 (1)		1,050	1,036
4.63%, 12/01/2029 (1)		9,892	9,362
5.75%, 02/01/2027 (1)		4,996	4,996
Voyager Aviation Holdings LLC
8.50%, 05/09/2026 (1)(8)(9)		36	6
Wells Fargo & Co.
2.16% (3 Month Term SOFR + 1.01%), 02/11/2026 (2)		5,275	5,160
2.39% (SOFR + 2.10%), 06/02/2028 (2)		12,269	11,300
2.57% (3 Month Term SOFR + 1.26%), 02/11/2031 (2)		10,203	8,830
2.88% (3 Month Term SOFR + 1.43%), 10/30/2030 (2)		16,770	14,876
3.35% (SOFR + 1.50%), 03/02/2033 (2)		21,102	18,300
3.53% (SOFR + 1.51%), 03/24/2028 (2)		15,925	15,190
4.48% (3 Month Term SOFR + 4.03%), 04/04/2031 (2)		1,800	1,723
4.61% (SOFR + 2.13%), 04/25/2053 (2)		1,342	1,147
4.90% (SOFR + 2.10%), 07/25/2033 (2)		4,570	4,396
5.01% (3 Month Term SOFR + 4.50%), 04/04/2051 (2)		1,533	1,396
5.20% (SOFR + 1.50%), 01/23/2030 (2)		2,523	2,512
5.39% (SOFR + 2.02%), 04/24/2034 (2)		5,840	5,773
5.50% (SOFR + 1.78%), 01/23/2035 (2)		12,216	12,173
5.56% (SOFR + 1.99%), 07/25/2034 (2)		3,929	3,926
5.57% (SOFR + 1.74%), 07/25/2029 (2)		5,520	5,570
6.30% (SOFR + 1.79%), 10/23/2029 (2)		900	934
6.43% (SOFR + 1.07%), 04/22/2028 (2)		24,100	24,218
6.49% (SOFR + 2.06%), 10/23/2034 (2)		14,984	15,974

The accompanying notes are an integral part of these financial statements.

168

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 10.44% – (continued)
Welltower OP LLC
4.00%, 06/01/2025	$4,690	$4,614
Weyerhaeuser Co.
4.00%, 04/15/2030	9,630	8,988
Willis North America, Inc.
5.35%, 05/15/2033	7,720	7,570

Total Financials		3,587,796

Industrials – 1.78%
Aeropuerto Internacional de Tocumen SA
5.13%, 08/11/2061 (1)	200	147
Aeropuertos Dominicanos Siglo XXI SA
6.75%, 03/30/2029 (1)	400	410
Amcor Finance USA, Inc.
3.63%, 04/28/2026	12,260	11,834
5.63%, 05/26/2033	640	647
Amphenol Corp.
2.20%, 09/15/2031	2,410	1,979
5.25%, 04/05/2034	4,155	4,142
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
4.13%, 08/15/2026 (1)	1,475	1,280
5.25%, 08/15/2027 (1)	445	276
5.25%, 08/15/2027 (1)	9,556	5,928
Artera Services LLC
8.50%, 02/15/2031 (1)	336	346
BAE Systems Plc
3.40%, 04/15/2030 (1)	12,707	11,508
5.25%, 03/26/2031 (1)	3,673	3,663
5.30%, 03/26/2034 (1)	23,350	23,135
Berry Global, Inc.
1.57%, 01/15/2026	1,353	1,271
1.65%, 01/15/2027	2,340	2,131
4.88%, 07/15/2026 (1)	8,658	8,501
5.50%, 04/15/2028	1,012	1,010
Boeing Co.
3.63%, 02/01/2031	18,979	16,611
4.88%, 05/01/2025	3,005	2,973
5.15%, 05/01/2030	22,725	21,822
5.71%, 05/01/2040	15,269	14,077
5.81%, 05/01/2050	46,155	41,596
5.93%, 05/01/2060	4,279	3,826
6.39%, 05/01/2031 (1)	3,830	3,899
6.53%, 05/01/2034 (1)	5,650	5,785
6.86%, 05/01/2054 (1)	17,555	18,014
7.01%, 05/01/2064 (1)	9,279	9,500
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051	1,732	1,145
3.30%, 09/15/2051	2,876	2,001
4.05%, 06/15/2048	1,359	1,095
5.50%, 03/15/2055	2,451	2,455
Carrier Global Corp.
5.90%, 03/15/2034	2,910	3,037
Cemex SAB de CV
3.88%, 07/11/2031	18,720	16,505
3.88%, 07/11/2031 (1)	32,070	28,276
5.13% (5 Year CMT Index + 4.53%), 09/08/2172 (1)(2)	5,670	5,449
5.20%, 09/17/2030 (1)	8,900	8,596
5.45%, 11/19/2029 (1)	3,460	3,400
5.45%, 11/19/2029	4,010	3,940

The accompanying notes are an integral part of these financial statements.

169

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Industrials – 1.78% – (continued)
Embraer Netherlands Finance BV
7.00%, 07/28/2030 (1)		$12,105	$12,632
GATX Corp.
6.05%, 06/05/2054		1,058	1,059
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027		723	681
4.20%, 05/01/2030		2,465	2,318
IHS Holding Ltd.
6.25%, 11/29/2028 (1)		734	656
Ingersoll Rand, Inc.
5.70%, 08/14/2033		17,070	17,451
Jabil, Inc.
3.00%, 01/15/2031		2,470	2,101
Jacobs Engineering Group, Inc.
6.35%, 08/18/2028		15,265	15,746
L3Harris Technologies, Inc.
1.80%, 01/15/2031		4,130	3,341
4.40%, 06/15/2028		1,547	1,502
4.40%, 06/15/2028		3,095	3,006
5.25%, 06/01/2031		7,767	7,741
5.35%, 06/01/2034		9,049	8,984
5.40%, 07/31/2033		9,302	9,273
Lockheed Martin Corp.
3.60%, 03/01/2035		2,278	1,998
Nordson Corp.
5.60%, 09/15/2028		1,980	2,004
5.80%, 09/15/2033		2,660	2,729
Norfolk Southern Corp.
3.16%, 05/15/2055		4,150	2,631
3.40%, 11/01/2049		1,722	1,204
4.05%, 08/15/2052		1,395	1,077
5.35%, 08/01/2054		689	657
Northrop Grumman Corp.
4.03%, 10/15/2047		1,824	1,441
4.70%, 03/15/2033		699	674
4.90%, 06/01/2034		1,373	1,335
4.95%, 03/15/2053		1,421	1,278
OT Merger Corp.
7.88%, 10/15/2029 (1)		4,250	1,913
Owens Corning
5.70%, 06/15/2034		25,565	25,800
Rolls-Royce Plc
3.63%, 10/14/2025 (1)		10,000	9,692
5.75%, 10/15/2027	GBP	1,225	1,562
5.75%, 10/15/2027 (1)		$13,800	13,863
RTX Corp.
2.38%, 03/15/2032		2,170	1,779
2.82%, 09/01/2051		4,575	2,786
3.13%, 07/01/2050		2,160	1,418
4.13%, 11/16/2028		6,924	6,665
5.15%, 02/27/2033		17,180	17,002
5.40%, 05/01/2035		2,645	2,656
6.10%, 03/15/2034		22,930	24,136
6.40%, 03/15/2054		2,477	2,701
6.70%, 08/01/2028		1,393	1,475
Sealed Air Corp./Sealed Air Corp. U.S.
7.25%, 02/15/2031 (1)		1,142	1,176

The accompanying notes are an integral part of these financial statements.

170

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Industrials – 1.78% – (continued)
Sensata Technologies BV
5.88%, 09/01/2030 (1)	$630	$617
Sensata Technologies, Inc.
3.75%, 02/15/2031 (1)	4,275	3,726
SMBC Aviation Capital Finance DAC
5.45%, 05/03/2028 (1)	9,005	9,010
TD SYNNEX Corp.
6.10%, 04/12/2034	7,930	7,952
Textron, Inc.
3.00%, 06/01/2030	23,695	20,860
3.65%, 03/15/2027	710	680
3.90%, 09/17/2029	708	664
6.10%, 11/15/2033	11,935	12,365
Trimble, Inc.
6.10%, 03/15/2033	13,375	13,850
Union Pacific Corp.
3.84%, 03/20/2060	3,621	2,659
3.85%, 02/14/2072	1,667	1,186
3.95%, 08/15/2059	890	669
Veralto Corp.
5.45%, 09/18/2033 (1)	21,715	21,674
Waste Management, Inc.
4.88%, 02/15/2034	2,162	2,119
Waste Pro USA, Inc.
5.50%, 02/15/2026 (1)	2,320	2,288
WRKCo, Inc.
3.75%, 03/15/2025	815	804

Total Industrials		611,476

Technology – 1.50%
Amdocs Ltd.
2.54%, 06/15/2030	7,803	6,658
Atlassian Corp.
5.25%, 05/15/2029	12,080	12,081
5.50%, 05/15/2034	20,725	20,534
Broadcom, Inc.
2.45%, 02/15/2031 (1)	22,360	18,829
2.60%, 02/15/2033 (1)	8,245	6,682
3.14%, 11/15/2035 (1)	14,235	11,399
3.42%, 04/15/2033 (1)	11,220	9,673
3.47%, 04/15/2034 (1)	14,816	12,631
4.15%, 11/15/2030	8,850	8,358
4.15%, 04/15/2032 (1)	3,865	3,566
4.30%, 11/15/2032	995	930
CDW LLC / CDW Finance Corp.
3.25%, 02/15/2029	8,825	7,972
3.28%, 12/01/2028	8,015	7,275
3.57%, 12/01/2031	48,160	42,062
4.25%, 04/01/2028	4,540	4,334
CGI, Inc.
2.30%, 09/14/2031	14,300	11,385
Constellation Software, Inc./Canada
5.16%, 02/16/2029 (1)	17,695	17,689
Dell International LLC / EMC Corp.
4.90%, 10/01/2026	8,924	8,837
Entegris, Inc.
4.75%, 04/15/2029 (1)	19,155	18,327
Exela Intermediate LLC / Exela Finance, Inc.
11.50%, 04/15/2026 (1)(7)	190	29

The accompanying notes are an integral part of these financial statements.

171

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Technology – 1.50% – (continued)
Fiserv, Inc.
5.63%, 08/21/2033	$23,565	$23,763
Foundry JV Holdco LLC
5.90%, 01/25/2030 (1)	1,329	1,348
6.15%, 01/25/2032 (1)	7,029	7,165
Gartner, Inc.
3.63%, 06/15/2029 (1)	4,920	4,506
4.50%, 07/01/2028 (1)	4,574	4,408
Hewlett Packard Enterprise Co.
5.25%, 07/01/2028	2,250	2,263
Intel Corp.
5.05%, 08/05/2062	811	716
KLA Corp.
3.30%, 03/01/2050	949	668
4.95%, 07/15/2052	706	656
5.00%, 03/15/2049	2,125	1,988
Leidos, Inc.
2.30%, 02/15/2031	4,000	3,296
4.38%, 05/15/2030	1,685	1,593
5.75%, 03/15/2033	19,240	19,407
Marvell Technology, Inc.
2.45%, 04/15/2028	5,625	5,077
2.95%, 04/15/2031	4,805	4,145
5.95%, 09/15/2033	1,325	1,369
Microchip Technology, Inc.
5.05%, 03/15/2029	16,160	16,031
Micron Technology, Inc.
4.66%, 02/15/2030	15,005	14,543
5.30%, 01/15/2031	2,280	2,275
5.33%, 02/06/2029	6,490	6,521
5.88%, 02/09/2033	10,870	11,104
5.88%, 09/15/2033	33,485	34,265
6.75%, 11/01/2029	3,435	3,654
MSCI, Inc.
4.00%, 11/15/2029 (1)	6,858	6,408
NXP BV / NXP USA, Inc.
2.50%, 05/11/2031	2,270	1,902
2.65%, 02/15/2032	884	735
Open Text Corp.
6.90%, 12/01/2027 (1)	13,365	13,871
Oracle Corp.
2.80%, 04/01/2027	2,410	2,263
2.88%, 03/25/2031	1,430	1,235
2.95%, 04/01/2030	5,353	4,761
3.60%, 04/01/2050	17,547	12,281
3.65%, 03/25/2041	871	666
3.85%, 04/01/2060	2,536	1,743
3.95%, 03/25/2051	9,153	6,768
4.00%, 07/15/2046	9,253	7,056
4.00%, 11/15/2047	4,860	3,679
4.13%, 05/15/2045	838	656
4.50%, 07/08/2044	4,685	3,903
5.38%, 07/15/2040	874	831
6.15%, 11/09/2029	8,005	8,372
6.50%, 04/15/2038	6,215	6,659
6.90%, 11/09/2052	1,530	1,713
SK Hynix, Inc.
6.38%, 01/17/2028 (1)	2,810	2,891

The accompanying notes are an integral part of these financial statements.

172

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Technology – 1.50% – (continued)
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032		$1,448	$1,317
Texas Instruments, Inc.
4.10%, 08/16/2052		1,583	1,294
5.15%, 02/08/2054		690	660
VMware LLC
2.20%, 08/15/2031		12,716	10,332
Western Digital Corp.
2.85%, 02/01/2029		4,080	3,541
4.75%, 02/15/2026		8,800	8,616

Total Technology			514,165

Utilities – 1.90%
AEP Texas, Inc.
3.45%, 05/15/2051		956	627
3.80%, 10/01/2047		1,757	1,260
3.95%, 06/01/2028		4,780	4,540
4.15%, 05/01/2049		840	628
4.70%, 05/15/2032		2,916	2,745
5.40%, 06/01/2033		655	638
AEP Transmission Co. LLC
2.75%, 08/15/2051		1,644	985
3.15%, 09/15/2049		1,098	722
3.65%, 04/01/2050		3,409	2,452
3.75%, 12/01/2047		900	669
3.80%, 06/15/2049		1,494	1,103
4.25%, 09/15/2048		809	648
4.50%, 06/15/2052		763	633
5.15%, 04/01/2034		3,810	3,724
AES Andes SA
8.15% (5 Year CMT Index + 3.84%), 06/10/2055 (1)(2)		680	680
AES Corp.
2.45%, 01/15/2031		4,485	3,693
3.95%, 07/15/2030 (1)		2,040	1,865
Alabama Power Co.
3.75%, 03/01/2045		1,478	1,134
4.15%, 08/15/2044		1,521	1,254
4.30%, 07/15/2048		2,355	1,930
Algonquin Power & Utilities Corp.
5.37%, 06/15/2026 (3)		1,316	1,310
Alliant Energy Finance LLC
1.40%, 03/15/2026 (1)		925	856
Ameren Illinois Co.
3.25%, 03/15/2050		1,107	755
American Transmission Systems, Inc.
2.65%, 01/15/2032 (1)		7,200	5,989
Amprion GmbH
0.63%, 09/23/2033	EUR	6,300	5,124
Arizona Public Service Co.
3.35%, 05/15/2050		$3,522	2,350
Baltimore Gas & Electric Co.
2.90%, 06/15/2050		1,080	678
3.75%, 08/15/2047		1,765	1,322
4.55%, 06/01/2052		3,324	2,770
5.40%, 06/01/2053		4,225	4,030
Black Hills Corp.
4.35%, 05/01/2033		6,250	5,622

The accompanying notes are an integral part of these financial statements.

173

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 1.90% – (continued)
CenterPoint Energy Houston Electric LLC
2.90%, 07/01/2050	$1,010	$647
3.60%, 03/01/2052	1,205	872
5.15%, 03/01/2034	6,240	6,191
CenterPoint Energy Resources Corp.
5.40%, 07/01/2034	835	827
Cleco Power LLC
6.00%, 12/01/2040	1,000	990
Consolidated Edison Co. of New York, Inc.
4.45%, 03/15/2044	780	664
Consumers Energy Co.
3.10%, 08/15/2050	953	656
3.25%, 08/15/2046	907	658
3.75%, 02/15/2050	2,914	2,218
3.95%, 07/15/2047	1,001	808
4.63%, 05/15/2033	3,220	3,083
Dominion Energy South Carolina, Inc.
6.25%, 10/15/2053	915	985
DTE Electric Co.
3.25%, 04/01/2051	1,541	1,040
Duke Energy Carolinas LLC
2.55%, 04/15/2031	3,610	3,075
2.85%, 03/15/2032	783	671
3.20%, 08/15/2049	1,080	724
3.45%, 04/15/2051	3,353	2,340
3.70%, 12/01/2047	4,035	2,964
3.88%, 03/15/2046	3,607	2,768
3.95%, 03/15/2048	1,542	1,186
4.25%, 12/15/2041	1,650	1,379
Duke Energy Corp.
5.45%, 06/15/2034	11,130	11,001
Duke Energy Florida LLC
1.75%, 06/15/2030	2,724	2,260
3.00%, 12/15/2051	2,007	1,261
5.88%, 11/15/2033	2,340	2,433
5.95%, 11/15/2052	4,127	4,199
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	686	661
Duke Energy Progress LLC
2.50%, 08/15/2050	1,900	1,094
3.45%, 03/15/2029	830	774
4.00%, 04/01/2052	1,684	1,279
4.10%, 03/15/2043	900	728
4.20%, 08/15/2045	1,000	807
5.10%, 03/15/2034	6,105	6,055
5.35%, 03/15/2053	4,597	4,311
East Ohio Gas Co.
2.00%, 06/15/2030 (1)	12,595	10,436
Edison International
4.13%, 03/15/2028	1,484	1,417
5.75%, 06/15/2027	2,785	2,809
6.95%, 11/15/2029	5,006	5,322
Enel Finance International NV
2.25%, 07/12/2031 (1)	496	405
Entergy Louisiana LLC
5.70%, 03/15/2054	3,430	3,374
Evergy Metro, Inc.
4.95%, 04/15/2033	5,000	4,844

The accompanying notes are an integral part of these financial statements.

174

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 1.90% – (continued)
Evergy Missouri West, Inc.
5.65%, 06/01/2034 (1)	$8,445	$8,492
Eversource Energy
4.60%, 07/01/2027	9,315	9,122
5.45%, 03/01/2028	2,168	2,174
5.95%, 02/01/2029	9,984	10,203
5.95%, 07/15/2034	6,000	6,052
FirstEnergy Corp.
3.40%, 03/01/2050	2,515	1,682
4.15%, 07/15/2027	11,111	10,662
FirstEnergy Pennsylvania Electric Co.
4.00%, 04/15/2025 (1)	4,000	3,936
4.30%, 01/15/2029 (1)	5,000	4,811
FirstEnergy Transmission LLC
2.87%, 09/15/2028 (1)	16,876	15,411
4.35%, 01/15/2025 (1)	2,000	1,981
4.55%, 04/01/2049 (1)	5,566	4,600
Florida Power & Light Co.
2.88%, 12/04/2051	2,432	1,545
3.15%, 10/01/2049	1,466	997
3.95%, 03/01/2048	1,538	1,208
3.99%, 03/01/2049	5,547	4,390
5.60%, 06/15/2054	659	666
Generacion Mediterranea SA / Central Termica Roca SA
9.88%, 12/01/2027 (1)	104	92
Georgia Power Co.
4.95%, 05/17/2033	2,006	1,956
IPALCO Enterprises, Inc.
4.25%, 05/01/2030	1,245	1,156
ITC Holdings Corp.
3.25%, 06/30/2026	2,000	1,915
Jersey Central Power & Light Co.
2.75%, 03/01/2032 (1)	2,000	1,653
4.30%, 01/15/2026 (1)	2,000	1,964
KeySpan Gas East Corp.
2.74%, 08/15/2026 (1)	4,500	4,243
5.99%, 03/06/2033 (1)	12,840	12,927
MidAmerican Energy Co.
3.15%, 04/15/2050	980	654
5.30%, 02/01/2055	3,114	2,964
5.85%, 09/15/2054	4,106	4,205
Mong Duong Finance Holdings BV
5.13%, 05/07/2029	253	240
MVM Energetika Zrt
6.50%, 03/13/2031	1,200	1,203
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/2030	4,105	3,500
NiSource, Inc.
5.25%, 03/30/2028	1,138	1,137
5.40%, 06/30/2033	1,341	1,327
Northern States Power Co.
3.60%, 05/15/2046	998	738
3.60%, 09/15/2047	1,800	1,312
4.00%, 08/15/2045	1,000	790
5.40%, 03/15/2054	683	658
NPC Ukrenergo
6.88%, 11/09/2028	400	147

The accompanying notes are an integral part of these financial statements.

175

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 1.90% – (continued)
NRG Energy, Inc.
4.45%, 06/15/2029 (1)	$5,885	$5,557
Ohio Power Co.
1.63%, 01/15/2031	6,080	4,854
2.60%, 04/01/2030	1,551	1,351
2.90%, 10/01/2051	5,678	3,470
4.00%, 06/01/2049	838	635
4.15%, 04/01/2048	864	666
ONE Gas, Inc.
5.10%, 04/01/2029	684	686
Pacific Gas & Electric Co.
2.10%, 08/01/2027	17,003	15,341
2.50%, 02/01/2031	15,565	12,831
2.95%, 03/01/2026	4,765	4,561
3.00%, 06/15/2028	8,769	8,018
3.15%, 01/01/2026	6,569	6,327
3.25%, 06/01/2031	11,300	9,716
3.30%, 03/15/2027	2,052	1,943
3.30%, 12/01/2027	3,700	3,449
3.40%, 08/15/2024	2,476	2,468
3.45%, 07/01/2025	7,760	7,570
3.50%, 06/15/2025	10,754	10,520
3.50%, 08/01/2050	8,172	5,333
3.75%, 07/01/2028	18,444	17,317
3.75%, 08/15/2042	1,320	949
4.00%, 12/01/2046	13,182	9,468
4.20%, 03/01/2029	4,334	4,100
4.30%, 03/15/2045	3,980	3,059
4.40%, 03/01/2032	11,850	10,837
4.45%, 04/15/2042	6,367	5,048
4.50%, 12/15/2041	3,053	2,479
4.55%, 07/01/2030	40,402	38,286
4.60%, 06/15/2043	1,119	909
4.65%, 08/01/2028	100	97
4.75%, 02/15/2044	4,134	3,378
5.25%, 03/01/2052	3,082	2,642
5.45%, 06/15/2027	3,084	3,086
5.90%, 06/15/2032	7,090	7,095
6.70%, 04/01/2053	1,380	1,436
6.75%, 01/15/2053	1,275	1,323
PacifiCorp
5.80%, 01/15/2055	2,800	2,711
PECO Energy Co.
2.80%, 06/15/2050	1,289	806
2.85%, 09/15/2051	2,757	1,704
3.00%, 09/15/2049	822	541
3.05%, 03/15/2051	1,044	678
3.90%, 03/01/2048	3,612	2,808
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/2031	12,873	10,807
5.05%, 05/15/2052	4,100	3,581
Pinnacle West Capital Corp.
6.19% (SOFR + 0.82%), 06/10/2026 (2)	19,700	19,697
Promigas SA ESP
3.75%, 10/16/2029 (1)	305	277
Public Service Co. of Colorado
5.25%, 04/01/2053	8,000	7,310

The accompanying notes are an integral part of these financial statements.

176

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Utilities – 1.90% – (continued)
Public Service Co. of New Hampshire
5.15%, 01/15/2053		$695	$650
Public Service Co. of New Mexico
3.85%, 08/01/2025		7,000	6,864
Public Service Electric & Gas Co.
3.15%, 01/01/2050		1,066	730
3.60%, 12/01/2047		1,035	770
San Diego Gas & Electric Co.
3.32%, 04/15/2050		1,686	1,147
Southern California Edison Co.
2.25%, 06/01/2030		3,745	3,176
2.50%, 06/01/2031		1,876	1,574
2.85%, 08/01/2029		811	728
5.30%, 03/01/2028		559	560
5.35%, 07/15/2035		1,133	1,119
5.45%, 06/01/2031		680	685
5.65%, 10/01/2028		5,361	5,451
5.95%, 11/01/2032		2,783	2,876
Southern Co.
5.70%, 03/15/2034		12,875	13,090
Southern Co. Gas Capital Corp.
4.40%, 05/30/2047		1,915	1,554
5.75%, 09/15/2033		3,460	3,546
5.88%, 03/15/2041		7,873	7,879
Southwestern Electric Power Co.
4.10%, 09/15/2028		10,000	9,540
5.30%, 04/01/2033		9,900	9,592
Suez SACA
2.88%, 05/24/2034	EUR	3,000	2,891
Tucson Electric Power Co.
3.05%, 03/15/2025		$3,000	2,947
Virginia Electric & Power Co.
2.95%, 11/15/2051		1,061	663
4.00%, 01/15/2043		1,769	1,423
4.45%, 02/15/2044		959	810
Vistra Operations Co. LLC
6.00%, 04/15/2034 (1)		2,691	2,697
6.95%, 10/15/2033 (1)		1,814	1,941
Wisconsin Power & Light Co.
5.38%, 03/30/2034		4,610	4,580

Total Utilities			652,873

Total Corporate Bonds (Cost: $9,450,829)			8,991,444

Convertible Securities – 0.23%
Communications – 0.09%
DISH Network Corp.
0.00%, 12/15/2025		2,700	1,985
3.38%, 08/15/2026		25,080	15,553
Etsy, Inc.
0.13%, 09/01/2027		4,520	3,775
0.25%, 06/15/2028		10,635	8,364

Total Communications			29,677

Consumer, Cyclical – 0.04%
Carnival Corp.
5.75%, 12/01/2027		2,380	3,882

The accompanying notes are an integral part of these financial statements.

177

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Cyclical – 0.04% – (continued)
Southwest Airlines Co.
1.25%, 05/01/2025		$9,225	$9,234

Total Consumer, Cyclical			13,116

Consumer, Non-cyclical – 0.06%
BioMarin Pharmaceutical, Inc.
1.25%, 05/15/2027		13,210	12,612
Teladoc Health, Inc.
1.25%, 06/01/2027		11,335	9,393

Total Consumer, Non-cyclical			22,005

Financials – 0.00% (10)
Sunac China Holdings Ltd.
1.00%, 09/30/2032(1)(7)		77	5

Total Financials			5

Utilities – 0.04%
PPL Capital Funding, Inc.
2.88%, 03/15/2028		14,505	13,874

Total Utilities			13,874

Total Convertible Securities (Cost: $90,579)			78,677

Government Related – 26.67%
Other Government Related – 3.81%
American Municipal Power, Inc.
8.08%, 02/15/2050		1,070	1,395
Angolan Government International Bond
8.75%, 04/14/2032 (1)		365	323
Argentine Republic Government International Bond
0.75%, 07/09/2030 (3)		19,784	11,138
1.00%, 07/09/2029		1,493	855
3.50%, 07/09/2041 (3)		19,428	7,555
3.63%, 07/09/2035 (3)		5,149	2,156
3.63%, 07/09/2046 (3)		115	50
4.25%, 01/09/2038 (3)		676	309
Bay Area Toll Authority
7.04%, 04/01/2050		2,790	3,298
Benin Government International Bond
6.88%, 01/19/2052 (18)	EUR	100	84
7.96%, 02/13/2038 (1)		$200	186
Brazil Letras do Tesouro Nacional
0.00%, 10/01/2024	BRL	8,390	1,462
0.00%, 01/01/2025		543,000	92,254
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2029		278,495	46,334
10.00%, 01/01/2033		34,900	5,537
10.00%, 01/01/2035		269,800	42,266
Brazilian Government International Bond
6.00%, 10/20/2033		$600	577
6.13%, 01/22/2032		1,000	986
6.13%, 03/15/2034		21,370	20,538
California State University
2.37%, 11/01/2035		3,130	2,410
Chile Government International Bond
3.50%, 01/31/2034		15,920	13,792
3.50%, 01/25/2050		11,495	8,252
4.34%, 03/07/2042		200	172

The accompanying notes are an integral part of these financial statements.

178

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Other Government Related – 3.81% – (continued)
City of New York NY
2.05%, 03/01/2032		$2,480	$2,025
3.55%, 12/01/2028		3,645	3,462
City of San Antonio TX Electric & Gas Systems Revenue
5.81%, 02/01/2041		1,315	1,342
Colombia Government International Bond
3.00%, 01/30/2030		1,000	817
3.13%, 04/15/2031		2,234	1,758
4.13%, 05/15/2051		345	206
4.50%, 01/28/2026		200	196
7.50%, 02/02/2034		10,010	10,013
8.00%, 04/20/2033		1,200	1,243
8.00%, 11/14/2035		22,865	23,507
Colombian TES
5.75%, 11/03/2027	COP	4,570,700	974
6.00%, 04/28/2028		6,700,300	1,412
Corp. Financiera de Desarrollo SA
4.75%, 07/15/2025 (18)		$200	197
Costa Rica Government International Bond
6.55%, 04/03/2034 (18)		2,600	2,674
County of Miami-Dade FL Aviation Revenue
2.61%, 10/01/2032		900	749
2.71%, 10/01/2033		1,290	1,057
Czech Republic Government Bond
2.75%, 07/23/2029	CZK	38,570	1,554
5.00%, 09/30/2030		14,990	673
Dominican Republic International Bond
4.50%, 01/30/2030 (1)		$3,982	3,614
4.88%, 09/23/2032 (1)		157	140
4.88%, 09/23/2032		15,475	13,844
5.30%, 01/21/2041 (18)		150	127
5.95%, 01/25/2027 (18)		103	102
6.60%, 06/01/2036 (1)		8,180	8,137
10.75%, 06/01/2036 (1)	DOP	49,450	844
Egypt Government International Bond
3.88%, 02/16/2026 (18)		$489	452
4.75%, 04/16/2026 (18)	EUR	923	931
7.50%, 02/16/2061 (18)		$233	156
7.63%, 05/29/2032 (18)		300	245
7.90%, 02/21/2048 (18)		623	437
European Union
2.50%, 10/04/2052 (18)	EUR	4,710	4,146
3.00%, 03/04/2053 (18)		35,235	34,295
Finance Department Government of Sharjah
6.50%, 11/23/2032 (1)		$621	643
Florida Development Finance Corp.
12.00%, 07/15/2032 (1)		2,565	2,729
French Republic Government Bond OAT
3.00%, 05/25/2054 (1)(18)	EUR	14,801	13,798
Gabon Government International Bond
7.00%, 11/24/2031 (18)		$293	220
Golden State Tobacco Securitization Corp.
3.00%, 06/01/2046		425	388
3.49%, 06/01/2036		1,600	1,304
3.85%, 06/01/2050		2,085	1,955
4.21%, 06/01/2050		7,900	5,898
Guatemala Government Bond
3.70%, 10/07/2033		2,000	1,631

The accompanying notes are an integral part of these financial statements.

179

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Other Government Related – 3.81% – (continued)
4.88%, 02/13/2028 (18)		$1,308	$1,256
5.25%, 08/10/2029 (1)		31	30
5.25%, 08/10/2029		1,300	1,252
6.60%, 06/13/2036 (1)		200	201
6.60%, 06/13/2036		1,200	1,207
7.05%, 10/04/2032 (1)		200	210
7.05%, 10/04/2032 (18)		200	210
Hungary Government International Bond
2.13%, 09/22/2031 (1)		3,500	2,769
4.00%, 07/25/2029 (18)	EUR	1,950	2,067
5.25%, 06/16/2029 (1)		$200	196
5.38%, 09/12/2033 (18)	EUR	116	129
Indonesia Government International Bond
2.85%, 02/14/2030		$2,093	1,855
3.05%, 03/12/2051		4,490	3,042
6.75%, 01/15/2044 (18)		200	229
Indonesia Treasury Bond
6.88%, 04/15/2029	IDR	532,386,000	32,394
Israel Government International Bond
5.75%, 03/12/2054		$53,487	48,070
Ivory Coast Government International Bond
4.88%, 01/30/2032 (18)	EUR	100	90
5.25%, 03/22/2030 (18)		486	473
6.38%, 03/03/2028 (18)		$200	194
7.63%, 01/30/2033 (1)		230	223
8.25%, 01/30/2037 (1)		293	284
Japan Government Thirty Year Bond
1.80%, 03/20/2054	JPY	2,921,350	16,729
Kingdom of Belgium Government Bond
3.30%, 06/22/2054 (1)(18)	EUR	28,878	29,105
Los Angeles Community College District
6.60%, 08/01/2042		$955	1,055
Metropolitan Transportation Authority
5.87%, 11/15/2039		300	309
6.67%, 11/15/2039		980	1,063
6.81%, 11/15/2040		310	340
Mexican Bonos
7.00%, 09/03/2026	MXN	33,600	1,707
7.50%, 05/26/2033		544,669	25,613
7.75%, 11/23/2034		431,100	20,277
8.50%, 03/01/2029		141,500	7,254
8.50%, 05/31/2029		300,213	15,440
Mexican Udibonos
2.75%, 11/27/2031 (11)		668,067	30,531
3.00%, 12/03/2026 (11)		110,559	5,578
4.00%, 11/30/2028 (11)		216,321	11,018
4.00%, 08/24/2034 (11)		59,019	2,889
Mexico Cetes
0.00%, 11/28/2024		462,500	2,417
Mexico Government International Bond
2.66%, 05/24/2031		$19,048	15,628
3.50%, 02/12/2034		6,759	5,491
4.50%, 01/31/2050		7,786	5,837
4.75%, 04/27/2032		2,000	1,846
6.34%, 05/04/2053		339	320
6.35%, 02/09/2035		12,186	12,253
Montenegro Government International Bond
2.88%, 12/16/2027 (18)	EUR	106	104

The accompanying notes are an integral part of these financial statements.

180

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Other Government Related – 3.81% – (continued)
Morocco Government International Bond
6.50%, 09/08/2033 (1)		$208	$214
Municipal Electric Authority of Georgia
6.64%, 04/01/2057		958	1,043
New Jersey Turnpike Authority
1.86%, 01/01/2031		2,370	1,984
7.41%, 01/01/2040		1,441	1,691
New York City Municipal Water Finance Authority
5.88%, 06/15/2044		1,200	1,221
6.01%, 06/15/2042		755	785
New York City Transitional Finance Authority Future Tax Secured Revenue
2.69%, 05/01/2033		1,275	1,061
2.80%, 02/01/2026		1,850	1,783
3.95%, 08/01/2032		1,900	1,766
5.27%, 05/01/2027		5,820	5,845
5.51%, 08/01/2037		670	667
New York State Dormitory Authority
5.29%, 03/15/2033		830	827
New Zealand Government Bond
3.50%, 04/14/2033	NZD	59,315	33,160
Nigeria Government International Bond
7.14%, 02/23/2030 (18)		$833	723
North Macedonia Government International Bond
6.96%, 03/13/2027 (18)	EUR	100	111
Norway Government Bond
1.75%, 03/13/2025 (1)	NOK	356,815	32,805
Oman Government International Bond
5.63%, 01/17/2028		$3,300	3,296
6.75%, 01/17/2048 (18)		200	204
Panama Government International Bond
2.25%, 09/29/2032		2,570	1,844
3.16%, 01/23/2030		1,169	985
3.88%, 03/17/2028		4,288	3,949
4.50%, 04/01/2056		5,792	3,741
6.40%, 02/14/2035		678	642
Paraguay Government International Bond
3.85%, 06/28/2033		2,000	1,737
4.95%, 04/28/2031		1,915	1,831
5.60%, 03/13/2048 (18)		200	179
6.00%, 02/09/2036 (1)		7,740	7,770
Peru Government Bond
5.94%, 02/12/2029	PEN	9,770	2,556
6.15%, 08/12/2032		5,276	1,322
6.95%, 08/12/2031		5,192	1,384
Peruvian Government International Bond
1.86%, 12/01/2032		$171	129
3.55%, 03/10/2051		4,019	2,828
5.94%, 02/12/2029 (18)	PEN	10,004	2,617
5.94%, 02/12/2029 (1)		11,100	2,904
6.15%, 08/12/2032 (1)		1,752	439
6.90%, 08/12/2037 (1)		340	85
6.95%, 08/12/2031		593	158
6.95%, 08/12/2031 (1)		4,375	1,166
7.60%, 08/12/2039 (1)		3,566	935
Philippine Government International Bond
2.65%, 12/10/2045		$10,475	6,869
2.95%, 05/05/2045		13,435	9,304
3.00%, 02/01/2028		5,362	4,989
3.20%, 07/06/2046		4,745	3,401

The accompanying notes are an integral part of these financial statements.

181

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Other Government Related – 3.81% – (continued)
Port Authority of New York & New Jersey
4.93%, 10/01/2051		$825	$788
4.96%, 08/01/2046		1,010	968
5.65%, 11/01/2040		825	856
Port of Beaumont Navigation District
10.00%, 07/01/2026 (1)		3,555	3,561
Puerto Rico Electric Power Authority
6.05%, 07/01/2032 (8)(9)		100	47
Qatar Government International Bond
5.10%, 04/23/2048		12,055	11,739
Regents of the University of California Medical Center Pooled Revenue
3.26%, 05/15/2060		11,150	7,441
Republic of Kenya Government International Bond
9.75%, 02/16/2031 (1)		447	429
Republic of Poland Government Bond
2.75%, 10/25/2029	PLN	6,633	1,445
4.75%, 07/25/2029		6,435	1,548
Republic of Poland Government International Bond
4.63%, 03/18/2029		$4,500	4,444
4.88%, 10/04/2033		30	29
5.13%, 09/18/2034		8,000	7,869
5.50%, 04/04/2053		8,220	8,057
5.50%, 03/18/2054		35,645	34,593
Republic of South Africa Government Bond
7.00%, 02/28/2031	ZAR	29,495	1,359
8.75%, 01/31/2044		21,625	887
8.75%, 02/28/2048		21,778	886
8.88%, 02/28/2035		483,825	22,397
10.50%, 12/21/2026		1,574,700	89,796
Republic of South Africa Government International Bond
4.85%, 09/30/2029		$6,528	5,975
5.00%, 10/12/2046		208	146
5.88%, 06/22/2030		2,404	2,285
5.88%, 04/20/2032		17,100	15,862
Republic of Uzbekistan International Bond
3.70%, 11/25/2030		3,005	2,468
3.90%, 10/19/2031		4,869	3,954
5.38%, 05/29/2027 (1)	EUR	11,454	12,221
5.38%, 02/20/2029		$285	265
6.90%, 02/28/2032 (1)		14,475	14,087
Romanian Government International Bond
2.12%, 07/16/2031 (18)	EUR	97	83
2.13%, 03/07/2028 (18)		397	392
3.00%, 02/14/2031		$3,400	2,819
5.25%, 11/25/2027 (1)		30	29
5.38%, 03/22/2031 (1)	EUR	9,290	9,877
5.63%, 02/22/2036 (1)		6,830	7,132
5.63%, 05/30/2037 (1)		10,300	10,645
6.38%, 01/30/2034 (1)		$10,832	10,905
7.13%, 01/17/2033		5,386	5,673
Russian Federal Bond – OFZ
6.10%, 07/18/2035	RUB	111,613	260
Russian Foreign Bond – Eurobond
4.25%, 06/23/2027		$1,000	735
5.10%, 03/28/2035		200	125
5.25%, 06/23/2047 (1)		200	115
5.25%, 06/23/2047		4,000	2,300
5.63%, 04/04/2042		1,200	840
5.88%, 09/16/2043		2,600	1,807

The accompanying notes are an integral part of these financial statements.

182

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Other Government Related – 3.81% – (continued)
Saudi Government International Bond
3.45%, 02/02/2061 (18)		$267	$175
5.00%, 01/18/2053 (1)		200	176
Serbia International Bond
6.00%, 06/12/2034 (1)		11,665	11,483
State of California
4.60%, 04/01/2038		1,395	1,315
7.55%, 04/01/2039		2,705	3,215
State of Illinois
5.10%, 06/01/2033		4,993	4,899
6.73%, 04/01/2035		59	62
7.35%, 07/01/2035		47	51
State of Israel
3.80%, 05/13/2060		16,900	10,920
State of Texas
5.52%, 04/01/2039		3,155	3,249
Turkiye Government Bond
26.20%, 10/05/2033	TRY	29,181	876
31.08%, 11/08/2028		7,683	242
Turkiye Government International Bond
4.25%, 03/13/2025		$400	393
5.75%, 05/11/2047		2,800	2,146
5.88%, 05/21/2030	EUR	23,625	25,334
6.13%, 10/24/2028		$2,700	2,633
7.63%, 04/26/2029		8,600	8,772
UAE Government International Bond
4.86%, 07/02/2034 (1)		38,365	38,255
Ukraine Government International Bond
4.38%, 01/27/2032 (18)	EUR	505	142
7.25%, 03/15/2035 (18)		$894	256
7.38%, 09/25/2034 (18)		505	144
7.75%, 09/01/2029 (18)		628	195
7.75%, 08/01/2041 (5)(18)		1,040	512
University of California
4.86%, 05/15/2112		1,543	1,352
Uruguay Government International Bond
4.38%, 10/27/2027		1,783	1,762
5.10%, 06/18/2050		2,368	2,226
5.75%, 10/28/2034		150	156
Venezuela Government International Bond
6.00%, 12/09/2049 (8)(9)		30	4
7.00%, 03/31/2038 (8)(9)		187	27
7.65%, 04/21/2025 (8)(9)		534	82
7.75%, 10/13/2099 (8)(9)		100	14
8.25%, 10/13/2024 (8)(9)		7,294	1,131
9.00%, 05/07/2049 (8)(9)		110	18
9.00%, 05/07/2049 (8)(9)		7,405	1,185
9.25%, 09/15/2027 (8)(9)		1,049	194
9.25%, 05/07/2028 (8)(9)		420	69
11.75%, 10/21/2026 (8)(9)		120	22
11.95%, 08/05/2031 (8)(9)		3,200	579

Total Other Government Related			1,308,364

U.S. Treasury Obligations – 22.86%
U.S. Treasury Inflation Indexed Bond
0.13%, 10/15/2024 (11)(12)		213,819	211,680
0.13%, 04/15/2025 (11)(12)		20,909	20,339
0.13%, 07/15/2030 (11)		11,887	10,635

The accompanying notes are an integral part of these financial statements.

183

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations – 22.86% – (continued)
0.13%, 01/15/2031 (11)	$1,927	$1,701
0.13%, 07/15/2031 (11)	2,574	2,260
0.25%, 01/15/2025 (11)(12)	93,030	91,106
0.25%, 07/15/2029 (11)(12)	44,039	40,437
0.25%, 02/15/2050 (11)	4,171	2,545
0.63%, 07/15/2032 (11)	84,822	76,053
0.63%, 02/15/2043 (11)	409	307
0.75%, 02/15/2042 (11)	694	542
0.75%, 02/15/2045 (11)	4,660	3,490
0.88%, 02/15/2047 (11)	4,676	3,510
1.00%, 02/15/2046 (11)	2,647	2,064
1.00%, 02/15/2048 (11)	4,196	3,212
1.00%, 02/15/2049 (11)	6,990	5,308
1.38%, 07/15/2033 (11)	19,822	18,716
1.38%, 02/15/2044 (11)	673	576
1.50%, 02/15/2053 (11)	23,312	19,579
2.13%, 02/15/2040 (11)	290	287
2.13%, 02/15/2041 (11)	430	426
2.38%, 01/15/2025 (11)(12)	7,818	7,748
U.S. Treasury Note/Bond
0.38%, 04/30/2025	20,857	20,047
0.38%, 09/30/2027	5,860	5,137
0.50%, 04/30/2027	20,254	18,101
0.50%, 05/31/2027	20,254	18,047
0.50%, 08/31/2027	16,022	14,146
0.63%, 07/31/2026	21,891	20,138
0.63%, 03/31/2027	3,101	2,790
0.75%, 03/31/2026	62,754	58,523
0.75%, 04/30/2026	36,805	34,232
0.88%, 06/30/2026	21,891	20,307
1.13%, 05/15/2040	15,873	9,767
1.13%, 08/15/2040	15,873	9,665
1.25%, 05/31/2028	36,841	32,662
1.25%, 09/30/2028	30,505	26,806
1.25%, 08/15/2031	29,628	24,045
1.38%, 11/15/2040	15,873	10,015
1.50%, 02/15/2025	10,408	10,164
1.50%, 08/15/2026	21,891	20,485
1.50%, 01/31/2027	71,013	65,720
1.50%, 02/15/2030	6,184	5,307
1.63%, 11/30/2026	10,458	9,746
1.63%, 05/15/2031	17,909	15,031
1.63%, 11/15/2050	5,993	3,281
1.75%, 08/15/2041	15,873	10,488
1.88%, 02/28/2027	44,383	41,404
1.88%, 02/15/2032 (12)	112,300	94,271
1.88%, 02/15/2041	5,734	3,923
1.88%, 11/15/2051	109,250	63,416
2.00%, 11/15/2041 (12)	390,590	268,333
2.00%, 08/15/2051	15,015	9,019
2.25%, 08/15/2046	442,200	294,772
2.25%, 08/15/2049	118,597	76,653
2.25%, 02/15/2052	15,439	9,835
2.38%, 02/15/2042	12,160	8,852
2.38%, 11/15/2049	50,000	33,199
2.38%, 05/15/2051	5,451	3,590
2.50%, 02/15/2045	71,180	50,774
2.75%, 02/15/2028	21,891	20,640

The accompanying notes are an integral part of these financial statements.

184

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations – 22.86% – (continued)
2.75%, 08/15/2032	$21,503	$19,135
2.75%, 11/15/2047	15,265	11,098
2.88%, 06/15/2025	23,837	23,332
2.88%, 05/15/2032	5,425	4,888
2.88%, 05/15/2043	11,629	9,030
2.88%, 05/15/2049	37,337	27,580
3.00%, 05/15/2045	30,000	23,318
3.00%, 05/15/2047	6,051	4,629
3.00%, 02/15/2048	30,815	23,447
3.00%, 08/15/2048	36,612	27,778
3.00%, 02/15/2049	108,245	81,991
3.00%, 08/15/2052	20,263	15,244
3.13%, 02/15/2043	11,409	9,239
3.13%, 08/15/2044	11,013	8,801
3.13%, 05/15/2048	12,780	9,938
3.25%, 06/30/2029	19,433	18,462
3.25%, 05/15/2042	195,125	162,259
3.50%, 02/15/2033	342,600	321,108
3.63%, 03/31/2028	27,397	26,626
3.63%, 08/15/2043	28,443	24,714
3.63%, 02/15/2044	30,000	25,985
3.63%, 02/15/2053	9,290	7,903
3.63%, 05/15/2053	6,232	5,304
3.75%, 05/31/2030	10,408	10,079
3.75%, 11/15/2043	10,783	9,530
3.88%, 03/31/2025	26,709	26,447
3.88%, 11/30/2027	36,618	35,922
3.88%, 12/31/2027	21,891	21,471
3.88%, 11/30/2029	53,918	52,663
3.88%, 12/31/2029	23,260	22,708
3.88%, 02/15/2043	46,544	42,071
4.00%, 12/15/2025	26,506	26,164
4.00%, 02/29/2028	21,891	21,558
4.00%, 06/30/2028	26,757	26,350
4.00%, 02/28/2030	13,432	13,189
4.00%, 02/15/2034	22,768	22,099
4.00%, 11/15/2042	73,150	67,412
4.00%, 11/15/2052	11,008	10,028
4.13%, 10/31/2027	26,200	25,906
4.13%, 08/15/2053	72,895	67,881
4.25%, 06/30/2029	1,266,690	1,261,446
4.25%, 11/15/2040	3,200	3,100
4.38%, 05/15/2034	540,237	540,407
4.38%, 05/15/2040	5,903	5,823
4.38%, 05/15/2041	1,068	1,047
4.38%, 08/15/2043	30,060	29,015
4.50%, 11/15/2025	19,433	19,315
4.50%, 03/31/2026	52,400	52,126
4.50%, 05/31/2029	368,090	370,593
4.50%, 08/15/2039	11,814	11,854
4.50%, 02/15/2044	93,435	91,654
4.63%, 03/15/2026	37,582	37,451
4.63%, 06/30/2026	620,076	618,963
4.63%, 06/15/2027	139,450	139,853
4.63%, 05/15/2044	524,620	523,637
4.63%, 05/15/2054	499,643	506,592
4.75%, 02/15/2041	2,985	3,065
4.75%, 11/15/2043	30,723	31,131

The accompanying notes are an integral part of these financial statements.

185

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations – 22.86% – (continued)
4.75%, 11/15/2053	$35,000	$36,181
4.88%, 11/30/2025	87,626	87,527
4.88%, 10/31/2030	14,730	15,146
5.00%, 08/31/2025	56,530	56,486
5.00%, 09/30/2025	53,530	53,507

Total U.S. Treasury Obligations		7,855,058

Total Government Related (Cost: $9,560,472)		9,163,422

Mortgage-Backed Obligations – 44.56%
1211 Avenue of the Americas Trust 2015-1211
3.90%, 08/10/2035, Series 2015-1211, Class A1A2 (1)	4,300	4,148
4.23%, 08/10/2035, Series 2015-1211, Class B (1)(5)	4,700	4,501
4.28%, 08/10/2035, Series 2015-1211, Class C (1)(5)	6,290	5,965
280 Park Avenue 2017-280P Mortgage Trust
6.51% (1 Month Term SOFR + 1.18%, 1.13% Floor), 09/15/2034, Series 2017-280P, Class A (1)(2)	1,316	1,274
7.75% (1 Month Term SOFR + 2.42%, 2.37% Floor), 09/15/2034, Series 2017-280P, Class E (1)(2)	1,330	1,210
A&D Mortgage Trust 2023-NQM5
7.05%, 11/25/2068, Series 2023-NQM5, Class A1 (1)(3)	7,371	7,467
ACREC 2023-FL2 LLC
7.56% (1 Month Term SOFR + 2.23%, 2.23% Floor), 02/19/2038, Series 2023-FL2, Class A (1)(2)	1,739	1,740
ACRES Commercial Realty 2021-FL2 Ltd.
6.84% (1 Month Term SOFR + 1.51%, 1.51% Floor), 01/15/2037, Series 2021-FL2, Class A (1)(2)	4,290	4,253
Ajax Mortgage Loan Trust 2019-F
2.86%, 07/25/2059, Series 2019-F, Class A1 (1)(3)	9,298	8,760
Ajax Mortgage Loan Trust 2021-F
1.88%, 06/25/2061, Series 2021-F, Class A (1)(3)	525	509
Alen 2021-ACEN Mortgage Trust
6.59% (1 Month Term SOFR + 1.26%, 1.15% Floor), 04/15/2034, Series 2021-ACEN, Class A (1)(2)	11,160	10,161
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033, Series 2003-22CB, Class 1A1	280	273
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	84	84
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034, Series 2004-16CB, Class 1A1	139	134
5.50%, 08/25/2034, Series 2004-16CB, Class 3A1	125	121
Alternative Loan Trust 2005-56
6.92% (1 Month Term SOFR + 1.57%, 1.46% Floor), 11/25/2035, Series 2005-56, Class 1A1 (2)	2,936	2,623
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036, Series 2005-74T1, Class A1	8,187	4,566
Alternative Loan Trust 2006-13T1
6.00%, 05/25/2036, Series 2006-13T1, Class A3	937	454
Alternative Loan Trust 2006-HY12
4.47%, 08/25/2036, Series 2006-HY12, Class A5 (5)	120	108
Alternative Loan Trust 2006-OA17
5.65% (1 Month Term SOFR + 0.31%, 0.20% Floor), 12/20/2046, Series 2006-OA17, Class 1A1A (2)	9,186	7,843
Alternative Loan Trust 2006-OA22
5.88% (1 Month Term SOFR + 0.53%, 0.42% Floor), 02/25/2047, Series 2006-OA22, Class A2 (2)	7,973	6,994
Alternative Loan Trust 2006-OA3
5.86% (1 Month Term SOFR + 0.51%, 0.40% Floor), 05/25/2036, Series 2006-OA3, Class 1A1 (2)	3,718	3,160
Alternative Loan Trust 2006-OA7
6.09% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046, Series 2006-OA7, Class 2A1 (2)	7,762	6,370
Alternative Loan Trust 2006-OC5
5.98% (1 Month Term SOFR + 0.63%, 0.52% Floor), 06/25/2046, Series 2006-OC5, Class 2A3 (2)	5,495	4,458
Alternative Loan Trust 2007-5CB
6.00%, 04/25/2037, Series 2007-5CB, Class 1A4	12,260	6,472
Alternative Loan Trust 2007-HY7C
5.74% (1 Month Term SOFR + 0.39%, 0.28% Floor), 08/25/2037, Series 2007-HY7C, Class A1 (2)	1,578	1,344

The accompanying notes are an integral part of these financial statements.

186

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
Alternative Loan Trust 2007-OA2
5.72% (1 Month Term SOFR + 0.37%, 0.26% Floor), 03/25/2047, Series 2007-OA2, Class 2A1 (2)		$8,795	$6,581
5.99% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047, Series 2007-OA2, Class 1A1 (2)		12,708	10,467
Alternative Loan Trust 2007-OA4
5.80% (1 Month Term SOFR + 0.45%, 0.34% Floor), 05/25/2047, Series 2007-OA4, Class A1 (2)		1,123	938
American Home Mortgage Investment Trust 2007-1
5.65% (1 Month Term SOFR + 0.30%, 0.19% Floor), 05/25/2047, Series 2007-1, Class GA1C (2)		747	425
Angel Oak Mortgage Trust 2020-5
2.04%, 05/25/2065, Series 2020-5, Class A3 (1)(5)		417	391
2.97%, 05/25/2065, Series 2020-5, Class M1 (1)(5)		2,480	2,191
Angel Oak Mortgage Trust 2021-1
1.22%, 01/25/2066, Series 2021-1, Class A3 (1)(5)		2,223	1,878
Angel Oak Mortgage Trust 2021-3
1.31%, 05/25/2066, Series 2021-3, Class A2 (1)(5)		2,561	2,147
Angel Oak Mortgage Trust 2021-7
1.98%, 10/25/2066, Series 2021-7, Class A1 (1)(5)		6,004	4,993
Angel Oak Mortgage Trust 2022-2
3.35%, 01/25/2067, Series 2022-2, Class A1 (1)(5)		32,633	29,997
Angel Oak Mortgage Trust 2023-7
4.80%, 11/25/2067, Series 2023-7, Class A1 (1)(3)		11,994	11,621
Angel Oak Mortgage Trust 2024-1
5.21%, 08/25/2068, Series 2024-1, Class A1 (1)(3)		665	652
Angel Oak Mortgage Trust 2024-4
6.20%, 01/25/2069, Series 2024-4, Class A1 (1)(3)		9,194	9,199
Angel Oak Mortgage Trust I LLC 2019-2
4.07%, 03/25/2049, Series 2019-2, Class M1 (1)(5)		739	733
AOMT 2024-6
4.65%, 11/25/2067, Series 2024-6, Class A3 (1)(3)		5,592	5,308
Arbor Multifamily Mortgage Securities Trust 2021-MF3
2.57%, 10/15/2054, Series 2021-MF3, Class A5 (1)		525	441
Arbor Multifamily Mortgage Securities Trust 2022-MF4
2.92%, 02/15/2055, Series 2022-MF4, Class A3 (1)		6,700	6,168
Arbor Realty Commercial Real Estate Notes 2021-FL1 Ltd.
6.41% (1 Month Term SOFR + 1.08%, 0.97% Floor), 12/15/2035, Series 2021-FL1, Class A (1)(2)		96	95
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
7.99% (1 Month Term SOFR + 2.66%, 2.66% Floor), 08/15/2034, Series 2021-FL3, Class E (1)(2)		3,000	2,892
Arbor Realty Commercial Real Estate Notes 2021-FL4 Ltd.
6.79% (1 Month Term SOFR + 1.46%, 1.46% Floor), 11/15/2036, Series 2021-FL4, Class A (1)(2)		8,090	8,072
Arbor Realty Commercial Real Estate Notes 2022-FL1 Ltd.
6.78% (30-day Average SOFR + 1.45%, 1.45% Floor), 01/15/2037, Series 2022-FL1, Class A (1)(2)		8,329	8,294
Arbor Realty Commercial Real Estate Notes 2022-FL2 Ltd.
7.18% (1 Month Term SOFR + 1.85%, 1.85% Floor), 05/15/2037, Series 2022-FL2, Class A (1)(2)		2,732	2,732
AREIT 2022-CRE6 Trust
6.58% (30-day Average SOFR + 1.25%, 1.25% Floor), 01/20/2037, Series 2022-CRE6, Class A (1)(2)		7,583	7,522
AREIT 2023-CRE8 LLC
7.44% (1 Month Term SOFR + 2.11%, 2.11% Floor), 08/17/2041, Series 2023-CRE8, Class A (1)(2)		3,316	3,312
AREIT 2024-CRE9 Ltd.
7.02% (1 Month Term SOFR + 1.69%, 1.69% Floor), 05/17/2041, Series 2024-CRE9, Class A (1)(2)		8,660	8,644
ARES Commercial Mortgage Trust 2024-IND
7.01% (1 Month Term SOFR + 1.69%, 1.69% Floor), 07/15/2041, Series 2024-IND, Class A (1)(2)		3,200	3,193
Ashford Hospitality Trust 2018-ASHF
7.60% (1 Month Term SOFR + 2.27%, 2.23% Floor), 04/15/2035, Series 2018-ASHF, Class D (1)(2)		266	259
Ashford Hospitality Trust 2018-KEYS
7.08% (1 Month Term SOFR + 1.62%, 1.45% Floor), 06/15/2035, Series 2018-KEYS, Class B (1)(2)		3,000	2,958
Atlas Funding 2024-1 Plc
0.00% (Sterling Overnight Index Average + 2.20%), 09/20/2061, Series 1, Class D (18)	GBP	119	150
0.00% (Sterling Overnight Index Average + 1.55%), 09/20/2061, Series 1, Class C (18)		181	228

The accompanying notes are an integral part of these financial statements.

187

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
Austin Fairmont Hotel Trust 2019-FAIR
6.63% (1 Month Term SOFR + 1.30%, 1.25% Floor), 09/15/2032, Series 2019-FAIR, Class B (1)(2)	$2,155	$2,151
6.83% (1 Month Term SOFR + 1.50%, 1.45% Floor), 09/15/2032, Series 2019-FAIR, Class C (1)(2)	5,500	5,488
7.18% (1 Month Term SOFR + 1.85%, 1.80% Floor), 09/15/2032, Series 2019-FAIR, Class D (1)(2)	10,145	10,120
Aventura Mall Trust
4.25%, 07/05/2040, Series 2018-AVM, Class A (1)(5)	5,325	5,033
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.23%, 08/10/2038, Series 2018-PARK, Class A (1)(5)	6,110	5,652
BAMLL Re-REMIC Trust 2016-RRLD11
6.01%, 06/17/2050, Series 2016-LD11, Class AJB (1)(5)	100	22
Banc of America Funding 2007-1 Trust
5.75%, 01/25/2037, Series 2007-1, Class 1A6	144	115
Banc of America Funding 2015-R9 Trust
5.66% (1 Month Term SOFR + 0.32%, 0.21% Floor), 02/26/2037, Series 2015-R9, Class 2A1 (1)(2)	918	912
BANK 2021-BNK35
2.46%, 06/15/2064, Series 2021-BN35, Class AS	6,770	5,507
BANK5 Trust 2024-5YR6
6.23%, 05/15/2057, Series 2024-5YR6, Class A3	2,550	2,635
Barclays Mortgage Loan Trust 2022-NQM1
4.55%, 07/25/2052, Series 2022-NQM1, Class A1 (1)(3)	1,846	1,801
Barclays Mortgage Trust 2022-RPL1
4.25%, 02/25/2028, Series 2022-RPL1, Class A (1)(3)	4,926	5,088
Bayview MSR Opportunity Master Fund Trust 2021-INV4
2.50%, 10/25/2051, Series 2021-4, Class A20 (1)(5)	4,864	3,807
BBCCRE Trust 2015-GTP
4.70%, 08/10/2033, Series 2015-GTP, Class C (1)(5)	2,715	2,431
BBCMS 2018-TALL Mortgage Trust
6.25% (1 Month Term SOFR + 0.92%, 0.87% Floor), 03/15/2037, Series 2018-TALL, Class A (1)(2)	139	131
6.50% (1 Month Term SOFR + 1.17%, 1.12% Floor), 03/15/2037, Series 2018-TALL, Class B (1)(2)	1,779	1,619
BBCMS Mortgage Trust 2023-5C23
7.70%, 12/15/2056, Series 2023-5C23, Class D (1)(5)	191	186
BBSG 2016-MRP Mortgage Trust
3.28%, 06/05/2036, Series 2016-MRP, Class A (1)	2,045	1,523
BB-UBS Trust
2.89%, 06/05/2030, Series 2012-TFT, Class A (1)	923	856
BCAP LLC 2014-RR2
3.03% (1 Month Term SOFR + 0.35%, 0.24% Floor), 10/26/2036, Series 2014-RR2, Class 6A8 (1)(2)	6,853	6,583
BDS 2021-FL10 Ltd.
6.80% (1 Month Term SOFR + 1.46%, 1.46% Floor), 12/16/2036, Series 2021-FL10, Class A (1)(2)	6,242	6,185
BDS 2021-FL7 Ltd.
6.52% (1 Month Term SOFR + 1.18%, 1.07% Floor), 06/16/2036, Series 2021-FL7, Class A (1)(2)	5,866	5,822
BDS 2022-FL11 LLC
7.14% (1 Month Term SOFR + 1.80%, 1.80% Floor), 03/19/2039, Series 2022-FL11, Class ATS (1)(2)	2,871	2,863
BDS 2022-FL12 LLC
7.48% (1 Month Term SOFR + 2.14%, 2.14% Floor), 08/19/2038, Series 2022-FL12, Class A (1)(2)	1,030	1,032
Bear Stearns ALT-A Trust 2005-1
6.58% (1 Month Term SOFR + 1.24%, 1.13% Floor, 11.50% Cap), 01/25/2035, Series 2005-1, Class M2 (2)	5,153	4,699
Bear Stearns ARM Trust 2003-3
6.64%, 05/25/2033, Series 2003-3, Class 3A1 (5)	280	257
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041, Series 2006-T24, Class B (1)(5)	303	288
Bear Stearns Mortgage Funding Trust 2007-AR4
5.67% (1 Month Term SOFR + 0.32%, 0.21% Floor, 10.50% Cap), 06/25/2037, Series 2007-AR4, Class 2A1 (2)	7,995	7,375
Benchmark 2018-B1 Mortgage Trust
3.88%, 01/15/2051, Series 2018-B1, Class AM (5)	2,050	1,888
BFLD 2024-VICT Mortgage Trust
7.19% (1 Month Term SOFR + 1.89%, 1.89% Floor), 07/15/2041, Series VICT, Class A (1)(2)	1,535	1,531

The accompanying notes are an integral part of these financial statements.

188

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
BFLD Trust 2020-EYP
7.54% (1 Month Term SOFR + 2.21%, 2.10% Floor), 10/15/2035, Series 2020-EYP, Class C (1)(2)	$5,140	$1,149
BHMS 2018-ATLS
6.88% (1 Month Term SOFR + 1.55%, 1.50% Floor), 07/15/2035, Series 2018-ATLS, Class A (1)(2)	546	545
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061, Series 2022-RPL1, Class M1 (1)(5)	8,591	6,718
BLP Commercial Mortgage Trust 2023-IND
7.02% (1 Month Term SOFR + 1.69%, 1.69% Floor), 03/15/2040, Series 2023-IND, Class A (1)(2)	1,152	1,150
BMO 2023-C5 Mortgage Trust
0.95%, 06/15/2056, Series 2023-C5, Class XA (5)	5,688	284
BMP 2024-MF23
8.72% (1 Month Term SOFR + 3.39%, 3.39% Floor), 06/15/2041, Series 2024-MF23, Class E (1)(2)	917	910
BOCA Commercial Mortgage Trust 2022-BOCA
7.10% (1 Month Term SOFR + 1.77%, 1.77% Floor), 05/15/2039, Series 2022-BOCA, Class A (1)(2)	824	823
BPCRE 2022-FL2 Ltd.
7.73% (1 Month Term SOFR + 2.40%, 2.40% Floor), 01/16/2037, Series 2022-FL2, Class A (1)(2)	814	815
BPR Trust 2021-NRD
7.45% (1 Month Term SOFR + 2.12%, 2.12% Floor), 12/15/2038, Series 2021-NRD, Class B (1)(2)	2,865	2,785
7.75% (1 Month Term SOFR + 2.42%, 2.42% Floor), 12/15/2038, Series 2021-NRD, Class C (1)(2)	2,920	2,825
9.05% (1 Month Term SOFR + 3.72%, 3.72% Floor), 12/15/2038, Series 2021-NRD, Class D (1)(2)	1,770	1,685
BPR Trust 2022-OANA
7.23% (1 Month Term SOFR + 1.90%, 1.90% Floor), 04/15/2037, Series 2022-OANA, Class A (1)(2)	25,012	25,012
BPR Trust 2022-STAR
8.56% (1 Month Term SOFR + 3.23%, 3.23% Floor), 08/15/2039, Series 2022-STAR, Class A (1)(2)	8,395	8,402
Braemar Hotels & Resorts Trust 2018-Prime
6.55% (1 Month Term SOFR + 1.22%, 1.18% Floor), 06/15/2035, Series 2018-PRME, Class B (1)(2)	3,000	2,980
BRAVO Residential Funding Trust 2022-NQM3
3.63%, 09/25/2061, Series 2022-NQM1, Class A1 (1)(5)	3,345	3,160
BSPRT 2021-FL7 Issuer Ltd.
6.76% (1 Month Term SOFR + 1.43%, 1.43% Floor), 12/15/2038, Series 2021-FL7, Class A (1)(2)	8,507	8,456
BSST 2021-SSCP Mortgage Trust
6.19% (1 Month Term SOFR + 0.86%, 0.75% Floor), 04/15/2036, Series 2021-SSCP, Class A (1)(2)	1,166	1,151
BX 2021-MFM1
6.64% (1 Month Term SOFR + 1.31%, 1.20% Floor), 01/15/2034, Series 2021-MFM1, Class C (1)(2)	1,506	1,484
BX 2024-PALM
6.84% (1 Month Term SOFR + 1.54%, 1.54% Floor), 06/15/2037, Series 2024-PALM, Class A (1)(2)	5,240	5,215
BX Commercial Mortgage Trust 2020-VIV3
3.66%, 03/09/2044, Series 2020-VIV3, Class B (1)(5)	69	61
BX Commercial Mortgage Trust 2020-VIV4
2.84%, 03/09/2044, Series 2020-VIV4, Class A (1)	2,622	2,271
BX Commercial Mortgage Trust 2020-VIVA
3.67%, 03/11/2044, Series 2020-VIVA, Class D (1)(5)	17,976	15,405
BX Commercial Mortgage Trust 2020-VKNG
6.37% (1 Month Term SOFR + 1.04%, 0.93% Floor), 10/15/2037, Series 2020-VKNG, Class A (1)(2)	111	110
BX Commercial Mortgage Trust 2022-AHP
7.17% (1 Month Term SOFR + 1.84%, 1.84% Floor), 01/17/2039, Series 2022-AHP, Class B (1)(2)	6,753	6,647
BX Commercial Mortgage Trust 2022-CSMO
7.44% (1 Month Term SOFR + 2.11%, 2.12% Floor), 06/15/2027, Series 2022-CSMO, Class A (1)(2)	20,460	20,498
8.47% (1 Month Term SOFR + 3.14%, 3.14% Floor), 06/15/2027, Series 2022-CSMO, Class B (1)(2)	18,615	18,644
BX Commercial Mortgage Trust 2023-VLT3
7.27% (1 Month Term SOFR + 1.94%, 1.94% Floor), 11/15/2028, Series 2023-VLT3, Class A (1)(2)	590	586
BX Commercial Mortgage Trust 2023-XL3
7.09% (1 Month Term SOFR + 1.76%, 1.76% Floor), 12/09/2040, Series 2023-XL3, Class A (1)(2)	1,982	1,983
BX Commercial Mortgage Trust 2024-KING
6.87% (1 Month Term SOFR + 1.54%, 1.54% Floor), 05/15/2034, Series 2024-KING, Class A (1)(2)	1,520	1,521
BX Commercial Mortgage Trust 2024-MDHS
6.97% (1 Month Term SOFR + 1.64%, 1.64% Floor), 05/15/2041, Series 2024-MDHS, Class A (1)(2)	5,983	5,968

The accompanying notes are an integral part of these financial statements.

189

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
BX Commercial Mortgage Trust 2024-MF
6.77% (1 Month Term SOFR + 1.44%, 1.44% Floor), 02/15/2039, Series 2024-MF, Class A (1)(2)		$530	$528
BX Commercial Mortgage Trust 2024-XL4
6.77% (1 Month Term SOFR + 1.44%, 1.44% Floor), 02/15/2039, Series 2024-XL4, Class A (1)(2)		1,113	1,109
8.47% (1 Month Term SOFR + 3.14%, 3.14% Floor), 02/15/2039, Series 2024-XL4, Class D (1)(2)		3,270	3,262
9.52% (1 Month Term SOFR + 4.19%, 4.19% Floor), 02/15/2039, Series 2024-XL4, Class E (1)(2)		1,773	1,743
BX Trust 2018-GW
6.43% (1 Month Term SOFR + 1.10%, 0.80% Floor), 05/15/2035, Series 2018-GW, Class A (1)(2)		2,485	2,473
BX Trust 2019-OC11
3.20%, 12/09/2041, Series 2019-OC11, Class A (1)		7,400	6,580
4.08%, 12/09/2041, Series 2019-OC11, Class E (1)(5)		7,750	6,557
BX Trust 2021-ARIA
6.34% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/15/2036, Series 2021-ARIA, Class A (1)(2)		1,256	1,240
6.74% (1 Month Term SOFR + 1.41%, 1.30% Floor), 10/15/2036, Series 2021-ARIA, Class B (1)(2)		2,950	2,908
7.09% (1 Month Term SOFR + 1.76%, 1.65% Floor), 10/15/2036, Series 2021-ARIA, Class C (1)(2)		150	147
BX Trust 2021-LBA
6.24% (1 Month Term SOFR + 0.91%, 0.80% Floor), 02/15/2036, Series 2021-LBA, Class AV (1)(2)		301	298
6.24% (1 Month Term SOFR + 0.91%, 0.80% Floor), 02/15/2036, Series 2021-LBA, Class AJV (1)(2)		881	870
BX Trust 2021-RISE
7.19% (1 Month Term SOFR + 1.86%, 1.75% Floor), 11/15/2036, Series 2021-RISE, Class D (1)(2)		12,616	12,355
BX Trust 2022-GPA
7.49% (1 Month Term SOFR + 2.17%, 2.17% Floor), 08/15/2039, Series 2022-GPA, Class A (1)(2)		6,662	6,664
7.99% (1 Month Term SOFR + 2.66%, 2.66% Floor), 08/15/2041, Series 2022-GPA, Class B (1)(2)		198	198
9.39% (1 Month Term SOFR + 4.06%, 4.06% Floor), 08/15/2043, Series 2022-GPA, Class D (1)(2)		405	406
BX Trust 2022-LBA6
6.33% (1 Month Term SOFR + 1.00%, 1.00% Floor), 01/15/2039, Series 2022-LBA6, Class A (1)(2)		405	400
BX Trust 2022-VAMF
6.18% (1 Month Term SOFR + 0.85%, 0.85% Floor), 01/15/2039, Series 2022-VAMF, Class A (1)(2)		519	512
BX Trust 2023-DELC
8.02% (1 Month Term SOFR + 2.69%, 2.69% Floor), 05/15/2038, Series 2023-DELC, Class A (1)(2)		3,912	3,922
BX Trust 2024-CNYN
6.77% (1 Month Term SOFR + 1.44%, 1.44% Floor), 04/15/2029, Series 2024-CNYN, Class A (1)(2)		1,997	1,998
8.02% (1 Month Term SOFR + 2.69%, 2.69% Floor), 04/15/2029, Series 2024-CNYN, Class D (1)(2)		775	767
BX Trust 2024-PAT
7.42% (1 Month Term SOFR + 2.09%, 2.09% Floor), 03/15/2041, Series 2024-PAT, Class A (1)(2)		1,290	1,288
9.77% (1 Month Term SOFR + 4.44%, 4.44% Floor), 03/15/2041, Series 2024-PAT, Class C (1)(2)		2,759	2,731
10.72% (1 Month Term SOFR + 5.39%, 5.39% Floor), 03/15/2041, Series 2024-PAT, Class D (1)(2)		1,322	1,306
BX Trust 2024-VLT4
6.81% (1 Month Term SOFR + 1.49%, 1.49% Floor), 07/15/2029, Series 2024-VLT4, Class A (1)(2)		9,140	9,129
8.21% (1 Month Term SOFR + 2.89%, 2.89% Floor), 07/15/2029, Series 2024-VLT4, Class E (1)(2)		1,090	1,085
9.26% (1 Month Term SOFR + 3.94%, 3.94% Floor), 07/15/2029, Series 2024-VLT4, Class F (1)(2)		2,800	2,776
BXHPP Trust 2021-FILM
6.09% (1 Month Term SOFR + 0.76%, 0.65% Floor), 08/15/2036, Series 2021-FILM, Class A (1)(2)		8,000	7,684
BXP Trust 2017-GM
3.38%, 06/13/2039, Series 2017-GM, Class A (1)		3,800	3,531
CAFL 2021-RTL1 Issuer LLC
2.24%, 03/28/2029, Series 2021-RTL1, Class A1 (1)(3)		10,446	10,180
CAFL 2023-RTL1 Issuer LLC
7.55%, 12/28/2030, Series 2023-RTL1, Class A1 (1)(3)		7,075	7,110
Cassia 2022-1 SRL
6.32% (3 Month EURIBOR + 2.50%, 2.50% Floor), 05/22/2034, Series 2022-1A, Class A (1)(2)	EUR	2,488	2,660
CD 2017-CD6 Mortgage Trust
3.91%, 11/13/2050, Series 2017-CD6, Class B (5)		$193	169
CENT Trust 2023-CITY
7.95% (1 Month Term SOFR + 2.62%, 2.62% Floor), 09/15/2038, Series 2023-CITY, Class A (1)(2)		3,074	3,089
Century Plaza Towers 2019-CPT
2.87%, 11/13/2039, Series 2019-CPT, Class A (1)		3,205	2,746

The accompanying notes are an integral part of these financial statements.

190

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
CFMT 2024-HB14 LLC
3.00%, 06/25/2034, Series 2024-HB14, Class M2 (1)(5)	$100	$88
3.00%, 06/25/2034, Series 2024-HB14, Class M3 (1)(5)	238	197
Chase Home Lending Mortgage Trust 2023-RPL1
3.50%, 06/25/2062, Series 2023-RPL1, Class A1 (1)(5)	12,136	10,903
Chase Home Lending Mortgage Trust 2023-RPL3
3.25%, 09/25/2063, Series 2023-RPL3, Class A1 (1)(5)	20,096	17,825
Chase Home Lending Mortgage Trust Series 2024-RPL2
3.25%, 08/25/2064, Series 2024-RPL2, Class A1A (1)(5)	8,638	7,507
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037, Series 2008-3R, Class 1A1 (1)	4,401	2,179
CHNGE Mortgage Trust 2022-4
6.00%, 10/25/2057, Series 2022-4, Class A1 (1)(3)	216	214
CIM Trust 2019-R3
2.63%, 06/25/2058, Series 2019-R3, Class A (1)(5)	8,800	7,901
CIM Trust 2019-R4
3.00%, 10/25/2059, Series 2019-R4, Class A1 (1)(5)	11,595	10,552
CIM Trust 2020-R1
2.85%, 10/27/2059, Series 2020-R1, Class A1 (1)(5)	16,884	14,658
CIM Trust 2020-R6
2.25%, 12/25/2060, Series 2020-R6, Class A1A (1)(5)	9,603	8,299
CIM Trust 2020-R7
2.25%, 12/27/2061, Series 2020-R7, Class A1A (1)(5)	14,785	12,856
CIM Trust 2021-INV1
2.50%, 07/01/2051, Series 2021-INV1, Class A8 (1)(5)	4,026	3,477
CIM Trust 2021-R1
2.40%, 08/25/2056, Series 2021-R1, Class A2 (1)(5)	14,736	12,893
CIM Trust 2021-R2
2.50%, 01/25/2057, Series 2021-R2, Class A2 (1)(5)	6,350	5,665
CIM Trust 2021-R3
1.95%, 06/25/2057, Series 2021-R3, Class A1A (1)(5)	21,919	19,622
1.95%, 06/25/2057, Series 2021-R3, Class A1 (1)(5)	41,933	36,809
CIM Trust 2021-R4
2.00%, 05/01/2061, Series 2021-R4, Class A1A (1)(5)	23,255	20,344
CIM Trust 2021-R5
2.00%, 08/25/2061, Series 2021-R5, Class A1A (1)(5)	20,545	17,011
CIM Trust 2021-R6
1.43%, 07/25/2061, Series 2021-R6, Class A1 (1)(5)	2,892	2,489
CIM Trust 2022-I1
4.35%, 02/25/2067, Series 2022-I1, Class A1 (1)(5)	17,856	17,434
CIM TRUST 2022-R2
3.75%, 12/25/2061, Series 2022-R2, Class A1 (1)(5)	29,246	27,063
CIM TRUST 2022-R3
4.50%, 03/25/2062, Series 2022-R3, Class A1 (1)(5)	37,808	36,359
CIM Trust 2023-R1
5.40%, 04/25/2062, Series 2023-R1, Class A1A (1)(5)	36,227	35,384
CIM Trust 2023-R3
4.50%, 01/25/2063, Series 2023-R3, Class A1A (1)(5)	30,623	28,852
Citigroup Commercial Mortgage Trust 2013-375P
3.63%, 05/10/2035, Series 2013-375P, Class C (1)(5)	9,030	8,579
Citigroup Commercial Mortgage Trust 2015-P1
3.23%, 09/15/2048, Series 2015-P1, Class D (1)	350	310
Citigroup Commercial Mortgage Trust 2017-P7
3.92%, 04/14/2050, Series 2017-P7, Class AS	1,418	1,302
Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066, Series 2019-RP1, Class A1 (1)(5)	1,088	1,039
Citigroup Mortgage Loan Trust, Inc.
2.50%, 08/25/2050, Series 2020-EXP2, Class A4 (1)(5)	965	802

The accompanying notes are an integral part of these financial statements.

191

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
COAST Commercial Mortgage Trust 2023-2HTL
9.77% (1 Month Term SOFR + 4.44%, 4.44% Floor), 08/15/2036, Series 2023-2HTL, Class D (1)(2)	$1,494	$1,488
Cold Storage Trust 2020-ICE5
6.34% (1 Month Term SOFR + 1.01%, 0.90% Floor), 11/15/2037, Series 2020-ICE5, Class A (1)(2)	1,028	1,024
7.09% (1 Month Term SOFR + 1.76%, 1.65% Floor), 11/15/2037, Series 2020-ICE5, Class C (1)(2)(18)	3,534	3,521
7.54% (1 Month Term SOFR + 2.21%, 2.10% Floor), 11/15/2037, Series 2020-ICE5, Class D (1)(2)(18)	934	930
8.93% (1 Month Term SOFR + 3.61%, 3.49% Floor), 11/15/2037, Series 2020-ICE5, Class F (1)(2)	973	972
COLT 2020-3 Mortgage Loan Trust
1.51%, 04/27/2065, Series 2020-3, Class A1 (1)(5)	280	266
COLT 2021-5 Mortgage Loan Trust
1.73%, 11/26/2066, Series 2021-5, Class A1 (1)(5)	13,616	11,669
COLT 2021-6 Mortgage Loan Trust
1.91%, 12/25/2066, Series 2021-6, Class A1 (1)(5)	13,334	11,567
COLT 2021-RPL1 Trust
1.67%, 09/25/2061, Series 2021-RPL1, Class A1 (1)(5)	17,078	15,249
COLT 2022-4 Mortgage Loan Trust
4.30%, 03/25/2067, Series 2022-4, Class A1 (1)(5)	22,390	21,699
COLT 2022-5 Mortgage Loan Trust
4.55%, 04/25/2067, Series 2022-5, Class A1 (1)(5)	28,274	28,027
4.70%, 03/25/2067, Series 5, Class B1 (1)	877	763
COLT 2022-6 Mortgage Loan Trust
4.65%, 06/27/2067, Series 2022-6, Class A1 (1)(3)	6,407	6,261
COLT 2024-INV2 Mortgage Loan Trust
6.42%, 05/25/2069, Series 2024-INV2, Class A1 (1)(3)	988	995
Comm 2013-CCRE13 Mortgage Trust
5.11%, 11/10/2046, Series 2013-CR13, Class C (5)	2,595	2,432
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048, Series 2015-CR24, Class A5	1,990	1,945
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048, Series 2015-DC1, Class AM	2,495	2,382
COMM 2015-LC19 Mortgage Trust
3.83%, 02/10/2048, Series 2015-LC19, Class B (5)	169	160
COMM 2016-787S Mortgage Trust
3.55%, 02/10/2036, Series 2016-787S, Class A (1)	2,000	1,890
3.96%, 02/10/2036, Series 2016-787S, Class C (1)(5)	1,000	922
3.96%, 02/10/2036, Series 2016-787S, Class B (1)(5)	1,700	1,589
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050, Series 2017-COR2, Class A3	3,110	2,911
COMM 2017-PANW Mortgage Trust
3.53%, 10/10/2029, Series 2017-PANW, Class B (1)(5)	1,285	1,175
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C (1)	5,150	4,971
COMM 2024-WCL1 MORTGAGE TRUST
7.14% (1 Month Term SOFR + 1.84%, 1.84% Floor), 06/15/2041, Series 2024-WCL1, Class A (1)(2)	2,940	2,924
7.89% (1 Month Term SOFR + 2.59%, 2.59% Floor), 06/15/2041, Series 2024-WCL1, Class B (1)(2)	883	883
9.79% (1 Month Term SOFR + 4.49%, 4.49% Floor), 06/15/2041, Series 2024-WCL1, Class E (1)(2)	1,166	1,163
Commercial Mortgage Pass-Through Certificate
7.12%, 07/12/2028 (1)	734	760
Commercial Mortgage Pass-Through Certificates
3.40%, 10/05/2030, Series 2012-LTRT, Class A2 (1)	560	538
Connecticut Avenue Securities Trust 2022-R06
8.09% (30-day Average SOFR + 2.75%), 05/25/2042, Series 2022-R06, Class 1M1 (1)(2)	2,234	2,297
Connecticut Avenue Securities Trust 2023-R02
7.64% (30-day Average SOFR + 2.30%), 01/25/2043, Series 2023-R02, Class 1M1 (1)(2)	5,758	5,905
Connecticut Avenue Securities Trust 2023-R08
6.84% (30-day Average SOFR + 1.50%), 10/25/2043, Series 2023-R08, Class 1M1 (1)(2)	1,504	1,514
Cross 2023-H2 Mortgage Trust
7.14%, 11/25/2068, Series 2023-H2, Class A1A (1)(3)	1,065	1,080

The accompanying notes are an integral part of these financial statements.

192

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
Cross 2024-H3 Mortgage Trust
6.27%, 06/25/2069, Series 2024-H3, Class A1 (1)(3)	$9,893	$9,918
CRSNT Trust 2021-MOON
6.64% (1 Month Term SOFR + 1.31%, 1.20% Floor), 04/15/2036, Series 2021-MOON, Class B (1)(2)	20,000	19,001
6.99% (1 Month Term SOFR + 1.66%, 1.55% Floor), 04/15/2036, Series 2021-MOON, Class C (1)(2)	12,000	11,425
CSAIL 2019-C17 Commercial Mortgage Trust
2.76%, 09/15/2052, Series 2019-C17, Class A4	6,050	5,395
3.28%, 09/15/2052, Series 2019-C17, Class AS	2,625	2,277
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033, Series 2003-27, Class 4A4	55	54
CSMC 2014-USA OA LLC
4.18%, 09/15/2037, Series 2014-USA, Class B (1)	5,255	4,553
4.34%, 09/15/2037, Series 2014-USA, Class C (1)	400	316
4.37%, 09/15/2037, Series 2014-USA, Class D (1)	6,175	4,694
CSMC 2019-RP10 Trust
3.18%, 12/26/2059, Series 2019-RP10, Class A1 (1)(5)	24,315	24,634
CSMC 2020-NET
2.26%, 08/15/2037, Series 2020-NET, Class A (1)	2,467	2,334
3.53%, 08/15/2037, Series 2020-NET, Class C (1)	4,405	4,115
CSMC 2020-RPL2 Trust
3.64%, 02/25/2060, Series 2020-RPL2, Class A12 (1)(5)	698	707
CSMC 2020-RPL3 Trust
4.08%, 03/25/2060, Series 2020-RPL3, Class A1 (1)(5)	6,831	6,802
CSMC 2020-RPL5 Trust
4.71%, 08/25/2060, Series 2020-RPL5, Class A1 (1)(5)	5,445	5,420
CSMC 2021-ADV
7.74% (1 Month Term SOFR + 2.41%, 2.30% Floor), 07/15/2038, Series 2021-ADV, Class C (1)(2)	3,400	1,712
CSMC 2021-BHAR
6.59% (1 Month Term SOFR + 1.26%, 1.15% Floor), 11/15/2038, Series 2021-BHAR, Class A (1)(2)	124	123
6.94% (1 Month Term SOFR + 1.61%, 1.50% Floor), 11/15/2038, Series 2021-BHAR, Class B (1)(2)	380	378
7.44% (1 Month Term SOFR + 2.11%, 2.00% Floor), 11/15/2038, Series 2021-BHAR, Class C (1)(2)	625	620
CSMC 2021-NQM8
1.84%, 10/25/2066, Series 2021-NQM8, Class A1 (1)(5)	11,071	9,597
3.26%, 10/25/2066, Series 2021-NQM8, Class M1 (1)(5)	523	367
CSMC 2021-RPL11 Trust
3.75%, 10/25/2061, Series 2021-RP11, Class PT (1)(5)	24,952	16,836
CSMC 2021-RPL6 Trust
2.75%, 10/25/2060, Series 2021-RPL6, Class M1 (1)	8,505	6,445
CSMC 2021-RPL9 Trust
2.44%, 02/25/2061, Series 2021-RPL9, Class A1 (1)(5)	13,099	13,012
CSMC 2022-ATH3
4.99%, 08/25/2067, Series 2022-ATH3, Class A1 (1)(5)	8,208	8,094
CSMC 2022-NQM1
2.27%, 11/25/2066, Series 2022-NQM1, Class A1 (1)(5)	14,089	12,363
CSMC 2022-NQM3 Trust
4.27%, 03/25/2067, Series 2022-NQM3, Class A1B (1)(5)	1,314	1,227
CSMC 2022-NQM6 Trust
9.26%, 12/25/2067, Series 2022-NQM6, Class PT (1)(5)	4,529	4,488
CSMC 2022-NWPT
8.47% (1 Month Term SOFR + 3.14%, 3.14% Floor), 09/09/2024, Series 2022-NWPT, Class A (1)(2)	1,867	1,877
CSMC 2022-RPL1 Trust
4.65%, 04/25/2061, Series 2022-RPL1, Class PT (1)(5)	26,762	22,920
CSMC 2022-RPL3 Trust
3.85%, 03/25/2061, Series 2022-RPL3, Class A1 (1)(5)	32,666	34,003
CSMC Mortgage-Backed Trust Series 2006-4
6.00%, 05/25/2036, Series 2006-4, Class 1A3	107	58
CSMC Series 2015-6R
3.97% (1 Month Term SOFR + 0.29%, 0.18% Floor), 03/27/2036, Series 2015-6R, Class 5A2 (1)(2)	547	407

The accompanying notes are an integral part of these financial statements.

193

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
CSMCM 2021-RPL11 Trust
3.78%, 10/27/2061, Series 2021-RP11, Class CERT (1)		$1,064	$828
CSMCM 2022-RPL1 Trust
4.23%, 04/25/2061, Series RPL1, Class CERT (1)		1,154	973
DBCG 2017-BBG Mortgage Trust
8.50% (PRIME + 0.00%), 06/15/2034, Series 2017-BBG, Class A (1)(2)		2,578	2,577
DBSG 2024-ALTA Mortgage Trust
6.14%, 06/10/2037, Series 2024-ALTA, Class A (1)(5)		898	899
DBUBS 2017-BRBK Mortgage Trust
3.65%, 10/10/2034, Series 2017-BRBK, Class D (1)(5)		2,540	2,210
DBWF 2024-LCRS Mortgage Trust
7.07% (1 Month Term SOFR + 1.74%, 1.74% Floor), 04/15/2037, Series 2024-LCRS, Class A (1)(2)		245	244
DC Commercial Mortgage Trust 2023-DC
6.80%, 09/12/2040, Series 2023-DC, Class B (1)		6,265	6,398
DC Office Trust 2019-MTC
2.97%, 09/15/2045, Series 2019-MTC, Class A (1)		12,545	10,696
DC Trust 2024-HLTN
5.93%, 04/13/2028, Series 2024-HLTN, Class A (1)(5)		290	286
Deephaven Residential Mortgage Trust 2021-1
3.10%, 05/25/2065, Series 2021-1, Class B1 (1)(5)		1,226	1,084
Deephaven Residential Mortgage Trust 2021-2
0.90%, 04/25/2066, Series 2021-2, Class A1 (1)(5)		3,338	2,877
1.21%, 04/25/2066, Series 2021-2, Class A2 (1)(5)		1,651	1,435
Deephaven Residential Mortgage Trust 2022-2
4.30%, 03/25/2067, Series 2022-2, Class A1 (1)(5)		8,452	8,015
4.33%, 03/25/2067, Series 2022-2, Class M1 (1)(5)		526	440
Deephaven Residential Mortgage Trust 2022-3
5.27%, 07/25/2067, Series 2022-3, Class M1 (1)(5)		2,188	1,972
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
5.86% (1 Month Term SOFR + 0.51%, 0.40% Floor), 04/25/2035, Series 2005-2, Class 1A1 (2)		2,347	2,056
DK Trust 2024-SPBX
6.83% (1 Month Term SOFR + 1.50%, 1.50% Floor), 03/15/2034, Series 2024-SPBX, Class A (1)(2)		1,670	1,660
DOLP Trust 2021-NYC
2.96%, 05/10/2041, Series 2021-NYC, Class A (1)		11,500	9,572
Eleven Madison Trust 2015-11MD Mortgage Trust
3.67%, 09/10/2035, Series 2015-11MD, Class A (1)(5)		870	831
Ellington Financial Mortgage Trust 2019-2
2.74%, 11/25/2059, Series 2019-2, Class A1 (1)(5)		894	848
3.05%, 11/25/2059, Series 2019-2, Class A3 (1)(5)		549	517
Ellington Financial Mortgage Trust 2020-2
1.18%, 10/25/2065, Series 2020-2, Class A1 (1)(5)		2,199	1,969
Ellington Financial Mortgage Trust 2021-2
1.09%, 06/25/2066, Series 2021-2, Class A2 (1)(5)		3,747	3,060
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066, Series 2021-3, Class A1 (1)(5)		3,981	3,170
Ellington Financial Mortgage Trust 2022-1
2.21%, 01/25/2067, Series 2022-1, Class A1 (1)(5)		13,427	11,401
Ellington Financial Mortgage Trust 2022-4
5.90%, 09/25/2067, Series 2022-4, Class A1 (1)(3)		67,457	67,102
5.95%, 09/25/2067, Series 2022-4, Class B2 (1)(5)		837	700
ELM Trust 2024-ELM
0.23%, 06/10/2039, Series 2024-ELM, Class XP10 (1)(5)		17,902	77
1.56%, 06/10/2039, Series 2024-ELM, Class XP15 (1)(5)		16,215	460
5.80%, 06/10/2039, Series 2024-ELM, Class A15 (1)(5)		1,690	1,691
5.80%, 06/10/2039, Series 2024-ELM, Class A10 (1)(5)		1,690	1,691
7.79%, 06/10/2039, Series 2024-ELM, Class E10 (1)(5)		2,217	2,218
Eurosail-UK 2007-5np Plc
6.12% (Sterling Overnight Index Average + 0.89%), 09/13/2045, Series 2007-5X, Class A1A (2)	GBP	5,737	6,939

The accompanying notes are an integral part of these financial statements.

194

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
Eurosail-UK 2007-6nc Plc
6.05% (Sterling Overnight Index Average + 0.82%), 09/13/2045, Series 2007-6NCX, Class A3A (2)	GBP	115	$144
Exmoor Funding 2024-1 Plc
0.00% (Sterling Overnight Index Average + 2.80%), 03/25/2094, Series 1, Class D (18)		111	140
0.00% (Sterling Overnight Index Average + 1.90%), 03/25/2094, Series 1, Class C (18)		194	245
Extended Stay America Trust 2021-ESH
6.52% (1 Month Term SOFR + 1.19%, 1.08% Floor), 07/15/2038, Series 2021-ESH, Class A (1)(2)		$69,664	69,403
6.82% (1 Month Term SOFR + 1.49%, 1.38% Floor), 07/15/2038, Series 2021-ESH, Class B (1)(2)		6,404	6,379
7.69% (1 Month Term SOFR + 2.36%, 2.25% Floor), 07/15/2038, Series 2021-ESH, Class D (1)(2)		9,014	9,009
8.29% (1 Month Term SOFR + 2.96%, 2.85% Floor), 07/15/2038, Series 2021-ESH, Class E (1)(2)		4,539	4,530
9.14% (1 Month Term SOFR + 3.81%, 3.70% Floor), 07/15/2038, Series 2021-ESH, Class F(1)(2)		636	634
Fannie Mae
1.50%, 07/01/2036(13)		5,457	4,665
1.50%, 07/01/2051(13)		5,225	3,895
2.00%, 07/01/2039(13)		19,869	17,457
2.00%, 07/01/2054(13)		152,058	118,902
2.50%, 07/01/2039(13)		11,025	9,954
2.50%, 07/01/2043(13)		228,452	186,519
3.00%, 07/01/2039(13)		366	339
3.00%, 07/01/2054(13)		157,313	133,802
3.50%, 07/01/2039(13)		121	114
3.50%, 07/01/2054(13)		240,481	212,826
3.50%, 08/01/2054(13)		198,000	175,261
4.00%, 07/01/2039(13)		2,935	2,822
4.00%, 07/01/2054(13)		473,674	433,393
4.50%, 07/01/2039(13)		6,330	6,192
4.50%, 07/01/2042(13)		237,577	223,963
5.00%, 07/01/2054(13)		489,001	472,575
5.00%, 08/01/2054(13)		693,200	669,860
5.50%, 07/01/2054(13)		150,846	148,766
5.50%, 08/01/2054(13)		879,400	867,206
6.00%, 07/01/2054(13)		58,579	58,741
6.00%, 08/01/2054(13)		1,023,375	1,025,815
6.50%, 07/01/2054(13)		407,136	414,356
6.50%, 08/01/2054(13)		436,000	443,495
7.00%, 08/01/2038(13)		16,400	16,857
7.00%, 07/01/2054(13)		40	41
Fannie Mae Interest Strip
3.00%, 07/25/2052, Series 437, Class C11		3,564	633
Fannie Mae Pool
1.50%, 12/01/2035		415	357
1.50%, 03/01/2036		616	531
1.50%, 05/01/2036		1,014	875
1.50%, 06/01/2036		3,567	3,069
1.50%, 12/01/2036		2,442	2,099
1.50%, 02/01/2037		1,036	893
1.50%, 11/01/2041		34,743	28,000
1.50%, 12/01/2041		17,779	14,328
1.50%, 10/01/2050		4,553	3,414
1.50%, 11/01/2050		3,964	2,973
1.50%, 03/01/2051		5,327	3,982
2.00%, 06/01/2035		460	408
2.00%, 06/01/2035		965	857
2.00%, 09/01/2035		468	414
2.00%, 02/01/2036		760	673
2.00%, 03/01/2036		828	733
2.00%, 04/01/2036		1,123	997
2.00%, 05/01/2036		775	688

The accompanying notes are an integral part of these financial statements.

195

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
2.00%, 07/01/2036	$1,280	$1,134
2.00%, 09/01/2036	1,235	1,087
2.00%, 09/01/2036	1,365	1,203
2.00%, 11/01/2036	577	512
2.00%, 01/01/2037	566	503
2.00%, 02/01/2037	243	215
2.00%, 02/01/2037	566	500
2.00%, 02/01/2037	1,280	1,130
2.00%, 03/01/2037	679	600
2.00%, 03/01/2037	3,088	2,730
2.00%, 03/01/2037	3,144	2,779
2.00%, 04/01/2037	1,735	1,534
2.00%, 10/01/2040	875	737
2.00%, 05/01/2041	5,813	4,862
2.00%, 06/01/2041	23,126	19,534
2.00%, 12/01/2041	2,716	2,272
2.00%, 02/01/2042	1,184	990
2.00%, 02/01/2042	1,287	1,076
2.00%, 03/01/2042	12,324	10,298
2.00%, 04/01/2042	1,944	1,617
2.00%, 08/01/2050	1,491	1,178
2.00%, 09/01/2050	2,258	1,783
2.00%, 10/01/2050	4,062	3,206
2.00%, 12/01/2050	953	759
2.00%, 12/01/2050	3,024	2,408
2.00%, 01/01/2051	27,408	21,686
2.00%, 02/01/2051	3,399	2,681
2.00%, 03/01/2051	1,112	886
2.00%, 03/01/2051	2,004	1,596
2.00%, 04/01/2051	654	521
2.00%, 04/01/2051	1,210	965
2.00%, 04/01/2051	1,954	1,556
2.00%, 04/01/2051	2,236	1,780
2.00%, 05/01/2051	55,720	43,820
2.00%, 08/01/2051	6,189	4,910
2.00%, 08/01/2051	8,362	6,578
2.00%, 08/01/2051	9,655	7,584
2.00%, 09/01/2051	14,266	11,227
2.00%, 10/01/2051	40,479	31,783
2.00%, 11/01/2051	1,174	937
2.00%, 11/01/2051	1,489	1,189
2.00%, 11/01/2051	2,723	2,172
2.00%, 11/01/2051	4,030	3,171
2.00%, 11/01/2051	4,537	3,613
2.00%, 11/01/2051	5,158	4,050
2.00%, 11/01/2051	22,657	17,780
2.00%, 12/01/2051	664	537
2.00%, 12/01/2051	1,102	864
2.00%, 12/01/2051	1,557	1,240
2.00%, 12/01/2051	2,333	1,859
2.00%, 12/01/2051	3,514	2,787
2.00%, 12/01/2051	3,553	2,829
2.00%, 12/01/2051	31,383	24,602
2.00%, 12/01/2051	63,069	49,467
2.00%, 01/01/2052	884	695
2.00%, 01/01/2052	2,499	1,993
2.00%, 01/01/2052	2,763	2,204
2.00%, 01/01/2052	3,248	2,591

The accompanying notes are an integral part of these financial statements.

196

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
2.00%, 01/01/2052	$4,235	$3,411
2.00%, 01/01/2052	99,472	78,013
2.00%, 02/01/2052	1,632	1,303
2.00%, 02/01/2052	1,959	1,562
2.00%, 02/01/2052	3,760	2,998
2.00%, 02/01/2052	5,594	4,389
2.00%, 02/01/2052	8,377	6,659
2.00%, 02/01/2052	15,896	12,634
2.00%, 02/01/2052	38,636	30,269
2.00%, 03/01/2052	2,083	1,658
2.00%, 03/01/2052	2,990	2,378
2.00%, 03/01/2052	5,475	4,335
2.00%, 04/01/2052	40,988	32,119
2.00%, 04/01/2052	80,354	62,913
2.46%, 04/01/2040	8,775	6,230
2.50%, 01/01/2032	554	520
2.50%, 02/01/2035	1,481	1,379
2.50%, 03/01/2036	3,623	3,297
2.50%, 07/01/2050	2,876	2,407
2.50%, 07/01/2050	4,467	3,717
2.50%, 07/01/2050	4,533	3,772
2.50%, 07/01/2050	4,576	3,809
2.50%, 08/01/2050	1,452	1,208
2.50%, 08/01/2050	4,734	3,940
2.50%, 08/01/2050	5,729	4,767
2.50%, 11/01/2050	1,014	851
2.50%, 11/01/2050	3,311	2,779
2.50%, 01/01/2051	827	688
2.50%, 02/01/2051	4,219	3,458
2.50%, 02/01/2051	19,889	16,308
2.50%, 02/01/2051	27,589	22,633
2.50%, 02/01/2051	75,596	62,122
2.50%, 09/01/2051	12,627	10,475
2.50%, 11/01/2051	2,117	1,771
2.50%, 11/01/2051	15,077	12,402
2.50%, 12/01/2051	44,735	36,672
2.50%, 01/01/2052	2,364	1,964
2.50%, 01/01/2052	3,976	3,291
2.50%, 01/01/2052	4,086	3,387
2.50%, 01/01/2052	4,175	3,480
2.50%, 01/01/2052	5,077	4,223
2.50%, 01/01/2052	5,073	4,234
2.50%, 01/01/2052	5,685	4,738
2.50%, 01/01/2052	6,347	5,265
2.50%, 01/01/2052	7,654	6,349
2.50%, 01/01/2052	9,553	7,947
2.50%, 02/01/2052	845	709
2.50%, 02/01/2052	1,263	1,056
2.50%, 02/01/2052	4,569	3,806
2.50%, 02/01/2052	5,395	4,486
2.50%, 02/01/2052	50,590	41,448
2.50%, 04/01/2052	13,433	10,999
2.50%, 04/01/2052	19,636	16,101
3.00%, 09/01/2030	723	689
3.00%, 04/01/2031	3,364	3,193
3.00%, 10/01/2032	3,031	2,860
3.00%, 12/01/2032	870	821
3.00%, 12/01/2032	1,825	1,733

The accompanying notes are an integral part of these financial statements.

197

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
3.00%, 10/01/2033	$816	$761
3.00%, 11/01/2033	2,442	2,306
3.00%, 02/01/2034	1,358	1,282
3.00%, 12/01/2034	2,065	1,929
3.00%, 01/01/2035	779	725
3.00%, 01/01/2035	1,404	1,307
3.00%, 02/01/2035	1,227	1,146
3.00%, 02/01/2035	1,923	1,817
3.00%, 11/01/2035	2,965	2,809
3.00%, 11/01/2036	652	599
3.00%, 11/01/2036	861	793
3.00%, 12/01/2036	880	809
3.00%, 03/01/2038	678	621
3.00%, 01/01/2043	1,095	966
3.00%, 02/01/2043	1,636	1,443
3.00%, 04/01/2043	1,226	1,081
3.00%, 06/01/2043	1,339	1,181
3.00%, 08/01/2043	3,716	3,277
3.00%, 09/01/2043	625	551
3.00%, 07/01/2045	2,500	2,199
3.00%, 05/01/2046	3,100	2,711
3.00%, 07/01/2046	732	640
3.00%, 09/01/2046	2,454	2,165
3.00%, 10/01/2046	864	755
3.00%, 11/01/2046	187	163
3.00%, 11/01/2046	687	600
3.00%, 11/01/2046	855	747
3.00%, 11/01/2046	853	750
3.00%, 11/01/2046	933	815
3.00%, 11/01/2046	2,054	1,795
3.00%, 01/01/2047	935	815
3.00%, 01/01/2047	6,657	5,818
3.00%, 04/01/2047	859	747
3.00%, 04/01/2047	1,097	958
3.00%, 06/01/2047	1,212	1,065
3.00%, 08/01/2047	5,366	4,690
3.00%, 11/01/2047	2,218	1,933
3.00%, 04/01/2048	9,764	8,612
3.00%, 09/01/2048	724	632
3.00%, 02/01/2049	1,020	892
3.00%, 08/01/2049	958	838
3.00%, 08/01/2049	19,948	17,222
3.00%, 09/01/2049	12,943	11,257
3.00%, 09/01/2049	16,083	13,944
3.00%, 10/01/2049	26,967	23,306
3.00%, 11/01/2049	19,528	16,930
3.00%, 03/01/2050	1,021	880
3.00%, 03/01/2050	6,752	5,829
3.00%, 07/01/2050	1,890	1,616
3.00%, 07/01/2050	22,220	19,202
3.00%, 08/01/2050	882	757
3.00%, 08/01/2050	1,719	1,479
3.00%, 10/01/2050	3,189	2,749
3.00%, 04/01/2051	8,039	6,946
3.00%, 03/01/2052	110	94
3.00%, 03/01/2052	249	212
3.00%, 03/01/2052	899	765
3.00%, 03/01/2052	39,958	34,039

The accompanying notes are an integral part of these financial statements.

198

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
3.00%, 04/01/2052	$31	$27
3.00%, 04/01/2052	244	208
3.00%, 04/01/2052	333	283
3.00%, 04/01/2052	514	438
3.00%, 04/01/2052	1,981	1,687
3.00%, 04/01/2052	2,062	1,758
3.00%, 04/01/2052	6,961	5,927
3.00%, 04/01/2052	65,495	55,788
3.00%, 05/01/2052	383	326
3.00%, 05/01/2052	903	769
3.00%, 05/01/2052	910	775
3.00%, 05/01/2052	947	807
3.00%, 05/01/2052	1,082	921
3.00%, 05/01/2052	9,924	8,453
3.00%, 06/01/2052	46	39
3.00%, 06/01/2052	356	305
3.00%, 06/01/2052	441	376
3.00%, 06/01/2052	470	400
3.00%, 06/01/2052	603	513
3.00%, 06/01/2052	649	552
3.00%, 06/01/2052	924	786
3.00%, 06/01/2052	1,020	868
3.00%, 06/01/2052	2,022	1,722
3.00%, 06/01/2052	4,405	3,751
3.00%, 06/01/2052	63,193	53,790
3.00%, 07/01/2052	1,064	906
3.00%, 07/01/2052	1,987	1,690
3.00%, 07/01/2052	2,051	1,747
3.00%, 07/01/2052	42,420	36,127
3.00%, 08/01/2052	15,059	12,824
3.50%, 11/01/2032	464	448
3.50%, 09/01/2033	2,004	1,914
3.50%, 12/01/2033	1,739	1,671
3.50%, 07/01/2034	1,479	1,430
3.50%, 01/01/2038	1,693	1,584
3.50%, 09/01/2042	62	56
3.50%, 12/01/2042	428	392
3.50%, 12/01/2042	590	540
3.50%, 06/01/2043	637	580
3.50%, 06/01/2043	816	746
3.50%, 08/01/2043	42	38
3.50%, 01/01/2044	1,951	1,785
3.50%, 04/01/2045	8	7
3.50%, 06/01/2045	656	594
3.50%, 06/01/2045	794	719
3.50%, 07/01/2045	879	796
3.50%, 09/01/2045	1,421	1,296
3.50%, 11/01/2045	1,741	1,578
3.50%, 02/01/2046	3,345	3,030
3.50%, 06/01/2046	1,042	947
3.50%, 06/01/2046	1,311	1,188
3.50%, 06/01/2046	1,414	1,282
3.50%, 09/01/2046	1,516	1,374
3.50%, 12/01/2046	556	503
3.50%, 01/01/2047	1,812	1,640
3.50%, 01/01/2047	5,697	5,166
3.50%, 02/01/2047	368	333
3.50%, 07/01/2047	2,425	2,186

The accompanying notes are an integral part of these financial statements.

199

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
3.50%, 08/01/2047	$5,202	$4,714
3.50%, 11/01/2047	2,528	2,287
3.50%, 12/01/2047	1,076	973
3.50%, 12/01/2047	1,381	1,243
3.50%, 12/01/2047	1,573	1,423
3.50%, 12/01/2047	1,614	1,461
3.50%, 01/01/2048	1,573	1,423
3.50%, 01/01/2048	3,153	2,851
3.50%, 01/01/2048	4,127	3,714
3.50%, 02/01/2048	648	588
3.50%, 02/01/2048	4,061	3,672
3.50%, 12/01/2048	8,614	7,797
3.50%, 06/01/2049	4,647	4,187
3.50%, 09/01/2049	1,911	1,713
3.50%, 07/01/2050	3,913	3,517
3.50%, 01/01/2051	11,351	10,162
3.50%, 07/01/2051	2,634	2,346
3.50%, 06/01/2052	27,678	24,682
3.50%, 04/01/2053	24,654	21,831
4.00%, 02/01/2039	71	68
4.00%, 11/01/2040	899	854
4.00%, 01/01/2042	1,040	980
4.00%, 03/01/2042	1,165	1,100
4.00%, 06/01/2042	4,166	3,914
4.00%, 08/01/2042	889	833
4.00%, 02/01/2043	131	122
4.00%, 12/01/2043	928	871
4.00%, 06/01/2045	1,899	1,751
4.00%, 10/01/2045	876	816
4.00%, 12/01/2045	1,416	1,326
4.00%, 03/01/2046	4,318	4,045
4.00%, 09/01/2046	451	419
4.00%, 12/01/2046	1,714	1,604
4.00%, 02/01/2047	856	801
4.00%, 02/01/2047	1,309	1,225
4.00%, 03/01/2047	541	502
4.00%, 04/01/2047	78	73
4.00%, 04/01/2047	133	124
4.00%, 04/01/2047	557	521
4.00%, 05/01/2047	14	13
4.00%, 05/01/2047	616	576
4.00%, 06/01/2047	595	556
4.00%, 07/01/2047	540	504
4.00%, 08/01/2047	13	12
4.00%, 08/01/2047	629	586
4.00%, 08/01/2047	895	839
4.00%, 08/01/2047	5,046	4,716
4.00%, 09/01/2047	98	91
4.00%, 10/01/2047	2,765	2,586
4.00%, 01/01/2048	36	34
4.00%, 01/01/2048	2,822	2,631
4.00%, 03/01/2048	111	103
4.00%, 04/01/2048	57	53
4.00%, 04/01/2048	173	161
4.00%, 05/01/2048	201	187
4.00%, 06/01/2048	3,109	2,880
4.00%, 07/01/2048	132	123
4.00%, 07/01/2048	143	133

The accompanying notes are an integral part of these financial statements.

200

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
4.00%, 07/01/2048	$2,327	$2,159
4.00%, 08/01/2048	9	8
4.00%, 08/01/2048	40	37
4.00%, 08/01/2048	151	141
4.00%, 09/01/2048	14	13
4.00%, 09/01/2048	58	54
4.00%, 09/01/2048	91	85
4.00%, 09/01/2048	1,003	932
4.00%, 09/01/2048	9,189	8,667
4.00%, 10/01/2048	420	389
4.00%, 11/01/2048	21	20
4.00%, 11/01/2048	171	158
4.00%, 12/01/2048	57	53
4.00%, 12/01/2048	127	118
4.00%, 12/01/2048	508	471
4.00%, 01/01/2049	2,582	2,440
4.00%, 02/01/2049	2,123	1,997
4.00%, 03/01/2049	295	274
4.00%, 06/01/2049	2,521	2,336
4.00%, 08/01/2049	76	71
4.00%, 09/01/2049	3,786	3,495
4.00%, 10/01/2049	71	65
4.00%, 11/01/2049	299	277
4.00%, 11/01/2049	578	535
4.00%, 12/01/2049	337	312
4.00%, 12/01/2049	441	408
4.00%, 02/01/2050	3,890	3,624
4.00%, 03/01/2050	1,648	1,524
4.00%, 03/01/2050	4,142	3,833
4.00%, 04/01/2050	116	107
4.00%, 04/01/2050	649	602
4.00%, 05/01/2050	559	518
4.00%, 05/01/2050	1,536	1,424
4.00%, 06/01/2050	2,176	2,012
4.00%, 08/01/2050	686	634
4.00%, 08/01/2050	53,450	49,507
4.00%, 11/01/2050	51	47
4.00%, 11/01/2050	159	147
4.00%, 01/01/2051	185	170
4.00%, 01/01/2051	7,965	7,379
4.00%, 03/01/2051	1,023	948
4.00%, 10/01/2051	849	789
4.00%, 05/01/2052	3,266	3,037
4.00%, 05/01/2052	3,474	3,185
4.50%, 11/01/2035	110	107
4.50%, 11/01/2040	769	747
4.50%, 05/01/2041	1,262	1,226
4.50%, 05/01/2041	2,060	1,997
4.50%, 06/01/2045	133	128
4.50%, 02/01/2046	725	701
4.50%, 03/01/2046	615	595
4.50%, 09/01/2046	1,005	971
4.50%, 02/01/2047	2,944	2,860
4.50%, 05/01/2047	1,684	1,636
4.50%, 11/01/2047	1,135	1,092
4.50%, 04/01/2048	598	571
4.50%, 05/01/2048	1,617	1,547
4.50%, 05/01/2048	3,992	3,822

The accompanying notes are an integral part of these financial statements.

201

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
4.50%, 08/01/2048	$336	$321
4.50%, 08/01/2048	2,713	2,586
4.50%, 09/01/2048	890	851
4.50%, 11/01/2048	474	453
4.50%, 12/01/2048	1,158	1,108
4.50%, 05/01/2049	1,918	1,832
4.50%, 09/01/2049	4,200	4,022
4.50%, 01/01/2050	2,366	2,239
4.50%, 07/01/2052	717	677
4.50%, 08/01/2052	7,354	6,994
4.50%, 10/01/2052	958	905
4.50%, 10/01/2052	971	917
4.50%, 10/01/2052	19,880	18,769
4.50%, 11/01/2052	20,909	19,721
4.50%, 02/01/2053	4,672	4,410
4.50%, 05/01/2053	676	637
4.50%, 05/01/2053	85,585	80,696
4.50%, 08/01/2053	84,611	79,821
4.50%, 09/01/2053	972	917
5.00%, 11/01/2044	1,170	1,154
5.00%, 07/01/2052	1,296	1,269
5.00%, 07/01/2052	1,553	1,523
5.00%, 07/01/2052	2,215	2,156
5.00%, 12/01/2052	723	701
5.00%, 01/01/2053	915	887
5.00%, 01/01/2053	5,540	5,362
5.00%, 04/01/2053	6,030	5,859
5.00%, 08/01/2053	50,298	48,631
5.50%, 05/01/2034	639	642
5.50%, 12/01/2039	120	120
5.50%, 03/01/2040	712	715
5.50%, 06/01/2041	105	106
5.50%, 02/01/2042	448	450
5.50%, 10/01/2043	216	217
5.50%, 05/01/2044	2,661	2,670
5.50%, 12/01/2052	368	364
5.50%, 12/01/2052	672	663
5.50%, 01/01/2053	133	131
5.50%, 01/01/2053	511	506
5.50%, 01/01/2053	1,393	1,378
5.50%, 01/01/2053	1,885	1,865
5.50%, 02/01/2053	1,099	1,085
5.50%, 02/01/2053	2,310	2,281
5.50%, 02/01/2053	3,243	3,206
5.50%, 02/01/2053	10,092	9,960
5.50%, 03/01/2053	340	336
5.50%, 03/01/2053	1,614	1,593
5.50%, 03/01/2053	2,829	2,793
5.50%, 04/01/2053	958	946
5.50%, 05/01/2053	901	891
5.50%, 05/01/2053	922	912
5.50%, 05/01/2053	3,576	3,537
5.50%, 05/01/2053	3,595	3,555
5.50%, 05/01/2053	4,565	4,516
5.50%, 05/01/2053	56,798	56,042
5.50%, 06/01/2053	231	228
5.50%, 06/01/2053	3,185	3,151
5.50%, 06/01/2053	62,252	61,424

The accompanying notes are an integral part of these financial statements.

202

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
5.50%, 07/01/2053	$1,431	$1,413
5.50%, 07/01/2053	3,823	3,777
5.50%, 09/01/2053	438	432
5.50%, 10/01/2053	13,376	13,194
5.50%, 11/01/2053	1,313	1,298
5.50%, 02/01/2054	2,291	2,265
5.50%, 02/01/2054	4,437	4,377
5.50%, 03/01/2054	1,315	1,297
5.81%, 06/01/2031	1,914	1,948
6.00%, 07/01/2041	2,419	2,472
6.00%, 11/01/2052	579	581
6.00%, 12/01/2052	29,190	29,353
6.00%, 01/01/2053	3,654	3,675
6.00%, 04/01/2053	2,016	2,030
6.00%, 04/01/2053	7,960	8,015
6.00%, 05/01/2053	534	538
6.00%, 05/01/2053	1,124	1,132
6.00%, 05/01/2053	3,311	3,334
6.00%, 07/01/2053	3,354	3,365
6.00%, 07/01/2053	4,919	4,953
6.00%, 08/01/2053	9,421	9,488
6.00%, 10/01/2053	227,532	228,210
6.00%, 01/01/2054	365	367
6.00%, 01/01/2054	620	625
6.00%, 01/01/2054	685	690
6.00%, 01/01/2054	692	697
6.00%, 03/01/2054	354	357
6.00%, 04/01/2054	969	976
6.50%, 09/01/2053	291	296
6.50%, 09/01/2053	1,446	1,481
6.50%, 09/01/2053	11,869	12,081
6.50%, 10/01/2053	279	285
6.50%, 10/01/2053	1,491	1,518
6.50%, 10/01/2053	1,633	1,684
6.50%, 10/01/2053	3,762	3,847
6.50%, 10/01/2053	29,608	30,149
6.50%, 11/01/2053	59	60
6.50%, 11/01/2053	10,356	10,553
6.50%, 11/01/2053	61,934	63,047
6.50%, 12/01/2053	156	159
6.50%, 12/01/2053	190	194
6.50%, 12/01/2053	3,584	3,685
6.50%, 12/01/2053	7,929	8,075
6.50%, 12/01/2053	12,333	12,556
6.50%, 01/01/2054	708	724
6.50%, 01/01/2054	63,815	64,957
6.50%, 02/01/2054	129	131
6.50%, 02/01/2054	8,470	8,663
6.50%, 03/01/2054	167	171
6.50%, 03/01/2054	4,987	5,076
Fannie Mae REMICS
3.00%, 09/25/2049, Series 2019-52, Class PA	313	270
3.50%, 03/25/2042, Series 2012-20, Class ZT	1,941	1,792
3.50%, 06/25/2047, Series 2018-38, Class PA	2,437	2,330
4.00%, 05/25/2047, Series 2018-86, Class JA	695	679
5.95% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 01/25/2050, Series 2019-79, Class FA (2)	1,797	1,764
6.23% (30-day Average SOFR + 0.90%, 0.90% Floor), 12/25/2050, Series 2024-10, Class AF (2)	3,577	3,677

The accompanying notes are an integral part of these financial statements.

203

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
First Horizon Alternative Mortgage Securities Trust 2005-AA12
5.63%, 02/25/2036, Series 2005-AA12, Class 2A1 (5)		$151	$96
Flagstar Mortgage Trust 2017-2
3.98%, 10/25/2047, Series 2017-2, Class B1 (1)(5)		1,114	995
Flagstar Mortgage Trust 2020-1NV
6.00% (1 Month Term SOFR + 0.96%, 6.00% Cap), 03/25/2050, Series 2020-1INV, Class A11 (1)(2)		674	635
Flagstar Mortgage Trust 2021-5INV
2.50%, 07/25/2051, Series 2021-5INV, Class A16 (1)(5)		3,499	2,738
2.50%, 07/25/2051, Series 2021-5INV, Class A2 (1)(5)		5,136	4,078
Fontainebleau Miami Beach Trust 2019-FBLU
3.75%, 12/10/2036, Series 2019-FBLU, Class C (1)		7,500	7,360
Formentera Issuer Plc
5.98% (Sterling Overnight Index Average + 0.80%), 07/28/2047, Series 2022-1, Class A (2)	GBP	19,014	24,046
Freddie Mac Gold Pool
3.00%, 02/01/2038		$1,003	917
3.00%, 04/01/2046		53	46
3.00%, 06/01/2046		1,943	1,701
3.00%, 08/01/2046		2,408	2,107
3.00%, 09/01/2046		7,289	6,376
3.00%, 10/01/2046		2,354	2,058
3.00%, 11/01/2046		2,624	2,294
3.00%, 12/01/2046		1,795	1,569
3.00%, 01/01/2047		3,280	2,866
3.00%, 02/01/2047		3,262	2,854
3.00%, 03/01/2047		1,940	1,694
3.00%, 04/01/2047		1,187	1,036
3.50%, 07/01/2043		144	132
3.50%, 10/01/2045		4,327	3,927
3.50%, 06/01/2046		1,690	1,531
3.50%, 08/01/2046		2,649	2,418
3.50%, 08/01/2046		7,836	7,107
3.50%, 11/01/2046		638	578
3.50%, 02/01/2047		317	287
3.50%, 04/01/2047		1,233	1,118
3.50%, 09/01/2047		4,241	3,840
3.50%, 10/01/2047		924	838
3.50%, 11/01/2047		632	571
3.50%, 11/01/2047		1,040	941
3.50%, 12/01/2047		14,085	12,765
3.50%, 01/01/2048		753	681
3.50%, 01/01/2048		9,788	8,851
3.50%, 02/01/2048		667	604
4.00%, 01/01/2045		725	685
4.00%, 12/01/2045		1,483	1,391
4.00%, 03/01/2048		3,452	3,238
4.00%, 07/01/2048		3,725	3,493
4.00%, 11/01/2048		14,605	13,697
4.50%, 05/01/2044		127	123
4.50%, 06/01/2045		323	314
4.50%, 02/01/2046		343	333
4.50%, 05/01/2046		360	350
4.50%, 06/01/2046		364	352
4.50%, 02/01/2047		287	279
4.50%, 12/01/2047		959	923
4.50%, 10/01/2048		2,213	2,122
5.00%, 07/01/2048		443	437
5.00%, 08/01/2048		208	205
5.00%, 09/01/2048		138	136

The accompanying notes are an integral part of these financial statements.

204

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
5.00%, 10/01/2048	$615	$607
5.00%, 11/01/2048	848	837
5.50%, 08/01/2041	2,613	2,629
8.00%, 04/01/2032	84	88
Freddie Mac Multifamily Structured Pass-Through Certificates
0.93%, 01/25/2031, Series KLU1, Class X1 (5)	214,059	3,216
1.05%, 04/25/2034, Series K-1512, Class X1 (5)	18,741	1,079
3.10%, 10/25/2046, Series Q010, Class APT3 (5)	193	185
3.75%, 04/25/2033, Series K155, Class A3	5,505	5,072
5.03%, 10/25/2031, Series KJ48, Class A2	805	808
7.49%, 12/25/2047, Series Q010, Class APT2 (5)	52	52
Freddie Mac Pool
1.50%, 04/01/2036	782	674
1.50%, 04/01/2036	4,874	4,218
1.50%, 05/01/2036	1,067	918
1.50%, 08/01/2050	1,725	1,296
1.50%, 10/01/2050	4,367	3,277
2.00%, 09/01/2035	1,378	1,221
2.00%, 01/01/2036	2,909	2,579
2.00%, 02/01/2036	1,577	1,401
2.00%, 02/01/2036	3,018	2,672
2.00%, 03/01/2036	552	488
2.00%, 05/01/2036	3,273	2,908
2.00%, 06/01/2036	3,447	3,051
2.00%, 07/01/2036	1,472	1,306
2.00%, 04/01/2037	1,098	972
2.00%, 09/01/2040	8,707	7,354
2.00%, 10/01/2040	6,878	5,809
2.00%, 05/01/2041	1,551	1,310
2.00%, 02/01/2042	793	663
2.00%, 03/01/2042	2,934	2,451
2.00%, 04/01/2042	831	687
2.00%, 04/01/2042	4,772	3,993
2.00%, 08/01/2050	606	481
2.00%, 09/01/2050	878	693
2.00%, 11/01/2050	1,093	872
2.00%, 02/01/2051	35,273	27,694
2.00%, 03/01/2051	7,096	5,573
2.00%, 04/01/2051	3,617	2,883
2.00%, 04/01/2051	73,762	58,134
2.00%, 05/01/2051	1,969	1,568
2.00%, 05/01/2051	75,271	59,284
2.00%, 07/01/2051	7,775	6,245
2.00%, 09/01/2051	457	364
2.00%, 09/01/2051	2,306	1,830
2.00%, 10/01/2051	613	480
2.00%, 10/01/2051	7,544	5,977
2.00%, 12/01/2051	367	296
2.00%, 12/01/2051	912	726
2.00%, 12/01/2051	1,903	1,515
2.00%, 12/01/2051	2,395	1,911
2.00%, 01/01/2052	4,220	3,399
2.00%, 01/01/2052	5,745	4,582
2.00%, 01/01/2052	18,396	14,648
2.00%, 02/01/2052	244	194
2.00%, 02/01/2052	799	627
2.00%, 02/01/2052	2,094	1,670
2.00%, 05/01/2052	40,657	31,847

The accompanying notes are an integral part of these financial statements.

205

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
2.00%, 06/01/2052	$31,361	$24,569
2.50%, 01/01/2035	11,277	10,292
2.50%, 01/01/2036	915	833
2.50%, 01/01/2036	1,657	1,508
2.50%, 07/01/2050	782	650
2.50%, 02/01/2051	6,754	5,648
2.50%, 05/01/2051	3,958	3,334
2.50%, 05/01/2051	18,162	15,141
2.50%, 11/01/2051	3,874	3,241
2.50%, 11/01/2051	17,494	14,575
2.50%, 12/01/2051	9,817	8,168
2.50%, 01/01/2052	11,953	9,893
2.50%, 01/01/2052	12,475	10,363
2.50%, 01/01/2052	34,558	28,321
2.50%, 02/01/2052	72,961	59,769
2.50%, 04/01/2052	19,312	15,811
2.50%, 04/01/2052	19,332	16,063
2.50%, 05/01/2052	45,293	37,011
3.00%, 05/01/2031	2,598	2,473
3.00%, 11/01/2034	718	670
3.00%, 09/01/2046	6,220	5,434
3.00%, 05/01/2047	2,473	2,164
3.00%, 09/01/2049	1,082	946
3.00%, 11/01/2049	7,672	6,671
3.00%, 01/01/2050	6,137	5,304
3.00%, 01/01/2050	23,809	20,642
3.00%, 02/01/2050	2,975	2,488
3.00%, 02/01/2050	6,605	5,726
3.00%, 04/01/2050	4,582	3,959
3.00%, 07/01/2050	20,515	17,728
3.00%, 08/01/2050	4,064	3,511
3.00%, 12/01/2050	7,042	6,105
3.00%, 01/01/2052	43	36
3.00%, 02/01/2052	70	59
3.00%, 03/01/2052	873	744
3.00%, 03/01/2052	62,099	52,861
3.00%, 04/01/2052	46	39
3.00%, 04/01/2052	428	364
3.00%, 04/01/2052	813	692
3.00%, 04/01/2052	898	765
3.00%, 04/01/2052	945	804
3.00%, 04/01/2052	28,318	24,093
3.00%, 05/01/2052	33	28
3.00%, 05/01/2052	903	769
3.00%, 05/01/2052	1,389	1,182
3.00%, 05/01/2052	4,978	4,239
3.00%, 06/01/2052	40	34
3.00%, 06/01/2052	278	237
3.00%, 06/01/2052	968	824
3.00%, 06/01/2052	1,154	983
3.00%, 06/01/2052	1,408	1,199
3.00%, 06/01/2052	12,341	10,504
3.00%, 06/01/2052	52,489	44,698
3.00%, 07/01/2052	42	35
3.00%, 07/01/2052	878	748
3.00%, 07/01/2052	2,176	1,854
3.00%, 07/01/2052	3,178	2,705
3.00%, 07/01/2052	244,235	207,965

The accompanying notes are an integral part of these financial statements.

206

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
3.00%, 08/01/2052	$6,135	$5,220
3.00%, 01/01/2053	54,993	46,803
3.50%, 06/01/2033	2,642	2,539
3.50%, 06/01/2042	26	24
3.50%, 06/01/2046	266	241
3.50%, 11/01/2047	11,273	10,201
3.50%, 12/01/2047	135	122
3.50%, 03/01/2048	3,135	2,847
3.50%, 08/01/2049	1,953	1,751
3.50%, 01/01/2050	378	339
3.50%, 11/01/2050	1,879	1,684
3.50%, 05/01/2052	184	163
3.50%, 06/01/2052	50,840	45,023
3.50%, 11/01/2052	47,956	42,467
4.00%, 08/01/2038	279	267
4.00%, 11/01/2042	292	273
4.00%, 05/01/2047	155	145
4.00%, 04/01/2048	54	51
4.00%, 04/01/2048	174	162
4.00%, 07/01/2048	9	8
4.00%, 07/01/2048	196	183
4.00%, 07/01/2048	441	412
4.00%, 11/01/2048	257	239
4.00%, 12/01/2048	232	215
4.00%, 12/01/2049	1,470	1,362
4.00%, 01/01/2050	1,806	1,670
4.00%, 02/01/2050	1,197	1,114
4.00%, 03/01/2050	59	54
4.00%, 03/01/2050	138	128
4.00%, 03/01/2050	4,276	3,999
4.00%, 05/01/2050	31	28
4.00%, 05/01/2050	61	56
4.00%, 06/01/2050	79	73
4.00%, 06/01/2050	509	470
4.00%, 02/01/2051	1,772	1,650
4.00%, 05/01/2051	186	170
4.00%, 09/01/2051	55	51
4.00%, 06/01/2052	4,032	3,758
4.00%, 07/01/2052	7,814	7,162
4.00%, 10/01/2052	63,948	58,519
4.50%, 03/01/2050	1,328	1,270
4.50%, 07/01/2052	679	641
4.50%, 07/01/2052	4,060	3,833
4.50%, 08/01/2052	1,332	1,257
4.50%, 08/01/2052	48,715	45,931
4.50%, 10/01/2052	974	920
4.50%, 11/01/2052	1,966	1,856
4.50%, 06/01/2053	979	923
4.50%, 07/01/2053	54,575	51,481
4.50%, 08/01/2053	969	914
4.50%, 09/01/2053	971	915
5.00%, 12/01/2041	513	508
5.00%, 03/01/2042	139	140
5.00%, 06/01/2052	160	156
5.00%, 07/01/2052	2,206	2,159
5.00%, 08/01/2052	6,406	6,234
5.00%, 09/01/2052	230	224
5.00%, 10/01/2052	755	733

The accompanying notes are an integral part of these financial statements.

207

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
5.00%, 10/01/2052	$50,506	$48,916
5.00%, 11/01/2052	1,549	1,500
5.00%, 12/01/2052	1,697	1,644
5.00%, 12/01/2052	1,967	1,906
5.00%, 12/01/2052	3,203	3,102
5.00%, 01/01/2053	2,046	1,982
5.00%, 02/01/2053	651	630
5.00%, 06/01/2053	37,502	36,248
5.50%, 08/01/2026 (14)	0	0
5.50%, 09/01/2052	563	556
5.50%, 01/01/2053	468	463
5.50%, 01/01/2053	474	467
5.50%, 01/01/2053	2,188	2,164
5.50%, 01/01/2053	17,151	16,939
5.50%, 02/01/2053	620	613
5.50%, 02/01/2053	1,317	1,303
5.50%, 03/01/2053	43	42
5.50%, 03/01/2053	3,994	3,950
5.50%, 03/01/2053	5,047	4,981
5.50%, 04/01/2053	14,511	14,323
5.50%, 05/01/2053	956	945
5.50%, 05/01/2053	3,784	3,741
5.50%, 05/01/2053	4,352	4,305
5.50%, 06/01/2053	172,803	170,453
5.50%, 07/01/2053	922	912
5.50%, 07/01/2053	2,062	2,034
5.50%, 07/01/2053	10,962	10,836
5.50%, 07/01/2053	17,038	16,827
5.50%, 08/01/2053	671	663
5.50%, 11/01/2053	146,068	144,082
5.50%, 12/01/2053	5,920	5,839
6.00%, 11/01/2052	537	540
6.00%, 01/01/2053	2,631	2,646
6.00%, 01/01/2053	9,278	9,320
6.00%, 02/01/2053	1,412	1,419
6.00%, 03/01/2053	877	883
6.00%, 04/01/2053	1,602	1,611
6.00%, 05/01/2053	1,386	1,395
6.00%, 05/01/2053	3,646	3,667
6.00%, 06/01/2053	3,116	3,138
6.00%, 08/01/2053	4,467	4,480
6.00%, 10/01/2053	27,253	27,334
6.00%, 11/01/2053	2,817	2,841
6.50%, 10/01/2053	295	304
6.50%, 10/01/2053	1,695	1,725
6.50%, 10/01/2053	5,237	5,354
6.50%, 11/01/2053	50	51
6.50%, 11/01/2053	399	407
6.50%, 11/01/2053	1,752	1,792
6.50%, 12/01/2053	55	57
6.50%, 12/01/2053	246	250
6.50%, 12/01/2053	23,918	24,402
6.50%, 12/01/2053	116,819	118,918
6.50%, 01/01/2054	580	592
6.50%, 01/01/2054	227,975	232,057
6.50%, 02/01/2054	4,866	4,954
6.50%, 03/01/2054	1,803	1,836
6.50%, 03/01/2054	2,678	2,730

The accompanying notes are an integral part of these financial statements.

208

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
Freddie Mac REMICS
3.00%, 01/15/2049, Series 4896, Class DA	$571	$498
3.00%, 04/15/2049, Series 4879, Class BC	1,915	1,672
3.50%, 03/25/2051, Series 5081, Class AI	697	130
Freddie Mac STACR REMIC Trust 2021-DNA5
6.99% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2 (1)(2)	1,980	1,993
Freddie Mac STACR REMIC Trust 2021-DNA6
6.84% (30-day Average SOFR + 1.50%), 10/25/2041, Series 2021-DNA6, Class M2 (1)(2)	18,350	18,441
Freddie Mac STACR REMIC Trust 2021-HQA3
6.19% (30-day Average SOFR + 0.85%), 09/25/2041, Series 2021-HQA3, Class M1 (1)(2)	5,829	5,816
Freddie Mac STACR REMIC Trust 2022-DNA7
10.34% (30-day Average SOFR + 5.00%), 03/25/2052, Series 2022-DNA7, Class M1B (1)(2)	9,000	9,923
Freddie Mac STACR REMIC Trust 2023-DNA2
7.44% (30-day Average SOFR + 2.10%), 04/25/2043, Series 2023-DNA2, Class M1A (1)(2)	3,383	3,462
Freddie Mac STACR Trust 2018-DNA2
6.40% (30-day Average SOFR + 1.06%), 12/25/2030, Series 2018-DNA2, Class M2AS (1)(2)	1,455	1,455
Freddie Mac STACR Trust 2018-DNA3
6.35% (30-day Average SOFR + 1.01%), 09/25/2048, Series 2018-DNA3, Class M2AS (1)(2)	698	698
Freddie Mac Strips
3.00%, 09/15/2044, Series 337, Class 300	33,024	29,548
Freddie Mac Whole Loan Securities Trust
3.65%, 12/25/2046, Series 2017-SC01, Class M1 (1)(5)	692	669
FREMF 2019-K736 Mortgage Trust
3.88%, 07/25/2026, Series 2019-K736, Class B (1)(5)	5,440	5,219
FREMF 2019-K94 Mortgage Trust
4.10%, 07/25/2052, Series 2019-K94, Class B (1)(5)	2,800	2,613
FREMF 2019-K98 Mortgage Trust
3.86%, 10/25/2052, Series 2019-K98, Class B (1)(5)	2,895	2,668
FS Rialto 2022-Fl4 Issuer LLC
7.23% (30-day Average SOFR + 1.90%, 1.90% Floor), 01/19/2039, Series 2022-FL4, Class A (1)(2)	4,908	4,926
FS Rialto 2022-FL6 Issuer LLC
7.92% (1 Month Term SOFR + 2.58%, 2.58% Floor), 08/17/2037, Series 2022-FL6, Class A (1)(2)	3,607	3,616
FS Rialto 2022-FL7 Issuer LLC
8.23% (1 Month Term SOFR + 2.90%, 2.90% Floor), 10/19/2039, Series 2022-FL7, Class A (1)(2)	1,583	1,593
Galton Funding Mortgage Trust 2018-2
4.00%, 10/25/2058, Series 2018-2, Class A22 (1)(5)	286	261
Galton Funding Mortgage Trust 2019-1
4.00%, 02/25/2059, Series 2019-1, Class A22 (1)(5)	254	235
Galton Funding Mortgage Trust 2019-H1
2.96%, 10/25/2059, Series 2019-H1, Class A3 (1)(5)	1,000	984
GCAT 2019-RPL1 Trust
2.65%, 10/25/2068, Series 2019-RPL1, Class A1 (1)(5)	1,359	1,285
GCAT 2021-NQM3 Trust
3.47%, 05/25/2066, Series 2021-NQM3, Class B1 (1)(5)	578	415
GCAT 2022-CM1 Trust
2.89%, 12/27/2066, Series 2022-HX1, Class A1 (1)(5)	151	137
GCAT 2022-NQM4 Trust
5.27%, 08/25/2067, Series 2022-NQM4, Class A1 (1)(3)	1,835	1,816
GCAT 2023-NQM4 Trust
4.25%, 05/25/2067, Series 2023-NQM4, Class A1 (1)(5)	2,194	2,027
GCT Commercial Mortgage Trust 2021-GCT
7.14% (1 Month Term SOFR + 1.81%, 1.70% Floor), 02/15/2038, Series 2021-GCT, Class C (1)(2)	3,000	378
Ginnie Mae
1.05%, 01/16/2061, Series 2021-17, Class IO (5)	12,560	958
1.25%, 01/16/2061, Series 2021-31, Class B	9,540	6,920
1.25%, 09/16/2062, Series 2020-193, Class AC	4,567	3,328
1.29%, 03/16/2063, Series 2021-36, Class IO (5)	58,647	4,743
1.34%, 06/16/2063, Series 2021-14, Class AB	5,471	4,082

The accompanying notes are an integral part of these financial statements.

209

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
1.40%, 06/16/2063, Series 2021-21, Class AH	$8,777	$6,487
1.50%, 06/16/2063, Series 2021-2, Class AH	12,869	9,552
2.00%, 07/01/2054 (13)	51,837	41,943
2.25%, 04/16/2065, Series 2023-119, Class AD	874	692
2.50%, 07/01/2054 (13)	141,633	119,043
3.00%, 07/20/2049, Series 2019-90, Class HE	153	133
3.00%, 09/20/2049, Series 2019-119, Class JE	1,172	1,019
3.00%, 08/20/2050, Series 2021-97, Class LI	4,063	639
3.00%, 02/20/2051, Series 2021-58, Class IY	3,352	526
3.00%, 05/20/2051, Series 2022-85, Class IK	2,468	387
3.00%, 05/20/2051, Series 2021-83, Class PI	3,178	499
3.00%, 05/20/2051, Series 2021-78, Class IP	3,921	614
3.00%, 08/20/2051, Series 2021-140, Class JI	272	43
3.00%, 08/20/2051, Series 2022-78, Class IO	2,639	423
3.00%, 07/01/2054 (13)	21,024	18,316
3.50%, 08/20/2048, Series 2018-115, Class DE	2,120	1,905
3.50%, 09/20/2048, Series 2018-124, Class NW	1,511	1,360
3.50%, 12/20/2048, Series 2019-44, Class CA	2	2
3.50%, 08/01/2054 (13)	657	590
3.75%, 05/16/2065, Series 2023-118, Class BA (5)	450	423
4.00%, 07/01/2054 (13)	15,349	14,183
4.50%, 07/01/2054 (13)	115,213	109,524
5.00%, 07/01/2054 (13)	164,912	160,568
5.50%, 07/01/2038 (13)	97,128	96,361
6.00%, 07/01/2054 (13)	23,031	23,127
6.03% (30-day Average SOFR + 0.70%, 0.70% Floor, 10.50% Cap), 02/20/2074, Series 2024-H04, Class FA (2)	1,094	1,091
6.10% (1 Month Term SOFR + 0.77%, 0.66% Floor, 7.50% Cap), 12/20/2065, Series 2015-H33, Class FA (2)	577	575
6.50%, 07/01/2042 (13)	17,036	17,279
6.50% (30-day Average SOFR + 1.30%, 1.30% Floor, 6.50% Cap), 02/20/2054, Series 2024-30, Class DF (2)	3,949	3,942
Ginnie Mae I Pool
4.50%, 05/15/2041	214	205
5.00%, 09/15/2041	94	96
5.00%, 07/15/2044	63	62
7.50%, 08/15/2033	50	51
Ginnie Mae II Pool
2.00%, 08/20/2050	12,568	10,171
2.00%, 11/20/2050	1,680	1,362
2.00%, 01/20/2051	20,153	16,324
2.00%, 02/20/2051	1,495	1,210
2.50%, 04/20/2051	2,985	2,509
2.50%, 10/20/2051	48,522	40,785
2.50%, 12/20/2051	14,321	12,039
3.00%, 02/20/2043	1,047	913
3.00%, 06/20/2045	11,108	9,869
3.00%, 10/20/2045	2,214	1,964
3.00%, 05/20/2046	3,490	3,086
3.00%, 07/20/2046	4,279	3,783
3.00%, 10/20/2046	669	591
3.00%, 12/20/2046	1,644	1,452
3.00%, 03/20/2047	437	386
3.00%, 09/20/2047	4,374	3,860
3.00%, 11/20/2047	1,523	1,343
3.00%, 01/20/2048	1,935	1,708
3.00%, 10/20/2049	4,154	3,557
3.00%, 03/20/2050	2,080	1,799
3.00%, 04/20/2050	110	95
3.00%, 04/20/2051	10,189	8,901
3.00%, 07/20/2051	20,046	17,497

The accompanying notes are an integral part of these financial statements.

210

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
3.00%, 01/20/2052	$800	$697
3.00%, 03/20/2052	3,000	2,614
3.00%, 04/20/2052	9,000	7,841
3.50%, 06/20/2043	697	640
3.50%, 07/20/2043	706	647
3.50%, 01/20/2045	880	799
3.50%, 12/20/2045	816	744
3.50%, 01/20/2046	563	513
3.50%, 03/20/2046	6,118	5,577
3.50%, 04/20/2046	2,043	1,861
3.50%, 05/20/2046	931	848
3.50%, 06/20/2046	1,319	1,202
3.50%, 12/20/2046	1,399	1,274
3.50%, 01/20/2047	1,706	1,551
3.50%, 04/20/2047	2,258	2,053
3.50%, 05/20/2047	99	90
3.50%, 06/20/2047	5,912	5,372
3.50%, 07/20/2047	1,715	1,561
3.50%, 08/20/2047	1,529	1,389
3.50%, 09/20/2047	3,866	3,512
3.50%, 10/20/2047	307	278
3.50%, 11/20/2047	5,311	4,820
3.50%, 12/20/2047	3,500	3,175
3.50%, 01/20/2048	2,418	2,194
3.50%, 02/20/2048	1,212	1,100
3.50%, 02/20/2048	3,534	3,215
3.50%, 02/20/2048	5,569	5,051
3.50%, 04/20/2048	9,809	8,873
3.50%, 05/20/2048	2,750	2,498
3.50%, 06/20/2049	187	166
3.50%, 07/20/2049	1,121	997
3.50%, 03/20/2050	407	368
3.50%, 02/20/2051	8,499	7,690
3.50%, 08/20/2051	8,307	7,483
3.50%, 11/20/2052	600	539
4.00%, 09/20/2045	606	571
4.00%, 03/20/2047	440	413
4.00%, 04/20/2047	917	859
4.00%, 05/20/2047	722	674
4.00%, 06/20/2047	813	759
4.00%, 09/20/2047	1,142	1,071
4.00%, 11/20/2047	806	755
4.00%, 12/20/2047	780	731
4.00%, 01/20/2048	1,049	982
4.00%, 06/20/2048	4,113	3,846
4.00%, 08/20/2048	1,514	1,415
4.00%, 09/20/2048	878	821
4.00%, 10/20/2048	341	319
4.00%, 10/20/2050	7,347	6,863
4.00%, 12/20/2052	8,617	7,963
4.50%, 07/20/2045	1,316	1,277
4.50%, 09/20/2046	1,598	1,528
4.50%, 01/20/2047	1,023	992
4.50%, 05/20/2047	1,754	1,691
4.50%, 06/20/2047	2,420	2,336
4.50%, 08/20/2047	699	675
4.50%, 09/20/2047	673	651
4.50%, 08/20/2048	2,837	2,729

The accompanying notes are an integral part of these financial statements.

211

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
4.50%, 09/20/2048		$311	$299
4.50%, 10/20/2052		54,304	51,794
5.00%, 12/20/2044		121	121
5.00%, 06/20/2047		1,215	1,203
5.00%, 09/20/2047		695	688
5.00%, 12/20/2047		492	486
5.00%, 01/20/2048		585	579
5.00%, 02/20/2048		482	481
5.00%, 08/20/2048		1,007	993
5.00%, 10/20/2048		905	894
5.50%, 05/20/2048		815	825
5.50%, 11/20/2048		497	501
5.50%, 03/20/2049		665	671
Great Wolf Trust 2024-WOLF
6.87% (1 Month Term SOFR + 1.54%, 1.54% Floor), 03/15/2039, Series 2024-WOLF, Class A (1)(2)		1,050	1,048
Greystone Commercial Real Estate Notes 2019-FL2 Ltd.
6.62% (1 Month Term SOFR + 1.29%, 1.18% Floor), 09/15/2037, Series 2019-FL2, Class A (1)(2)		145	145
Greystone CRE Notes 2021-FL3 Ltd.
6.46% (1 Month Term SOFR + 1.13%, 1.02% Floor), 07/15/2039, Series 2021-FL3, Class A (1)(2)		548	547
Grifonas Finance No 1 Plc
4.18% (6 Month EURIBOR + 0.28%), 08/28/2039, Series 1, Class A (2)	EUR	2,302	2,373
GS Mortgage Securities Corp. II
7.68%, 09/10/2038, Series 2023-SHIP, Class E (1)(5)		$5,428	5,385
GS Mortgage Securities Corp. Trust 2012-BWTR
2.95%, 11/05/2034, Series 2012-BWTR, Class A (1)		4,120	3,328
GS Mortgage Securities Corp. Trust 2012-TMSQ
3.84%, 04/10/2031, Series 2013-G1, Class B (1)(5)		1,759	1,620
GS Mortgage Securities Corp. Trust 2013-PEMB
3.67%, 03/05/2033, Series 2013-PEMB, Class D (1)(5)		5,150	2,736
3.67%, 03/05/2033, Series 2013-PEMB, Class A (1)(5)		4,610	3,880
GS Mortgage Securities Corp. Trust 2017-SLP
3.92%, 10/10/2032, Series 2017-SLP, Class C (1)		8,029	7,875
GS Mortgage Securities Corp. Trust 2021-DM
6.33% (1 Month Term SOFR + 1.00%, 0.89% Floor), 11/15/2036, Series 2021-DM, Class A (1)(2)		8,981	8,877
GS Mortgage Securities Corp. Trust 2022-AGSS
7.52% (1 Month Term SOFR + 2.19%, 2.20% Floor), 08/15/2039, Series 2022-ECI, Class A (1)(2)		1,740	1,741
8.02% (1 Month Term SOFR + 2.69%, 2.79% Floor), 11/15/2027, Series 2022-AGSS, Class A (1)(2)		2,716	2,713
GS Mortgage Securities Corportation Trust 2021-IP
6.39% (1 Month Term SOFR + 1.06%, 0.95% Floor), 10/15/2036, Series 2021-IP, Class A (1)(2)		1,110	1,096
GS Mortgage Securities Trust 2011-GC5
5.30%, 08/10/2044, Series 2011-GC5, Class D (1)(5)		266	126
GS Mortgage-Backed Securities Corp. Trust 2021-NQM1
1.02%, 07/25/2061, Series 2021-NQM1, Class A1 (1)(5)		12,875	11,193
GS Mortgage-Backed Securities Trust 2020-INV1
2.92%, 10/25/2050, Series 2020-INV1, Class A14 (1)(5)		3,409	2,839
GS Mortgage-Backed Securities Trust 2021-GR1
2.50%, 11/25/2051, Series 2021-GR1, Class A4 (1)(5)		5,253	4,118
GS Mortgage-Backed Securities Trust 2021-GR2
2.50%, 02/25/2052, Series 2021-GR2, Class A4 (1)(5)		3,291	2,580
2.50%, 02/25/2052, Series 2021-GR2, Class A6 (1)(5)		9,411	8,144
GS Mortgage-Backed Securities Trust 2021-PJ6
2.50%, 11/25/2051, Series 2021-PJ6, Class A2 (1)(5)		9,845	7,804
GS Mortgage-Backed Securities Trust 2022-NQM1
4.00%, 05/25/2062, Series 2022-NQM1, Class A4 (1)(5)		224	203
GWT 2024-WLF2
7.02% (1 Month Term SOFR + 1.69%), 05/15/2041, Series 2024-WLF2, Class A (1)(2)		6,455	6,451
HarborView Mortgage Loan Trust 2005-9
6.35% (1 Month Term SOFR + 1.01%, 0.90% Floor, 11.00% Cap), 06/20/2035, Series 2005-9, Class 2A1C (2)		4,212	3,792

The accompanying notes are an integral part of these financial statements.

212

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
HarborView Mortgage Loan Trust 2006-10
5.83% (1 Month Term SOFR + 0.51%, 0.40% Floor), 11/19/2036, Series 2006-10, Class 1A1A (2)		$6,663	$5,226
HarborView Mortgage Loan Trust 2006-12
5.86% (1 Month Term SOFR + 0.52%, 0.41% Floor), 12/19/2036, Series 2006-12, Class 1A1A (2)		23,652	18,140
HarborView Mortgage Loan Trust 2006-7
5.85% (1 Month Term SOFR + 0.51%, 0.40% Floor), 09/19/2046, Series 2006-7, Class 2A1A (2)		2,022	1,724
HarborView Mortgage Loan Trust 2007-6
5.65% (1 Month Term SOFR + 0.31%, 10.50% Cap), 08/19/2037, Series 2007-6, Class 1A1A (2)		5,425	4,508
Harbour No 1 Plc
6.03% (Sterling Overnight Index Average + 0.80%), 01/28/2054, Series 1, Class A1 (2)	GBP	536	678
Harvest Commercial Capital Loan Trust 2019-1
3.29%, 09/25/2046, Series 2019-1, Class A (1)(5)		$891	880
Harvest Commercial Capital Loan Trust 2024-1
6.16%, 10/25/2056, Series 2024-1, Class A		6,000	6,000
Hawaii Hotel Trust 2019-MAUI
7.08% (1 Month Term SOFR + 1.75%, 1.70% Floor), 05/15/2038, Series 2019-MAUI, Class B (1)(2)		1,155	1,150
HIG RCP 2023-FL1 LLC
7.60% (1 Month Term SOFR + 2.27%, 2.27% Floor), 09/19/2038, Series 2023-FL1, Class A (1)(2)		1,408	1,409
HILT Commercial Mortgage Trust 2024-ORL
6.87% (1 Month Term SOFR + 1.54%, 1.54% Floor), 05/15/2037, Series 2024-ORL, Class A (1)(2)		1,841	1,836
8.52% (1 Month Term SOFR + 3.19%, 3.19% Floor), 05/15/2037, Series 2024-ORL, Class D (1)(2)		2,093	2,088
HIT Trust 2022-HI32
7.72% (1 Month Term SOFR + 2.39%, 2.39% Floor), 07/15/2024, Series 2022-HI32, Class A (1)(2)		378	378
HLTN Commercial Mortgage Trust 2024-DPLO
6.97% (1 Month Term SOFR + 1.64%, 1.64% Floor), 06/15/2041, Series 2024-DPLO, Class A (1)(2)		960	955
Homeward Opportunities Fund Trust 2022-1
5.04%, 07/25/2067, Series 2022-1, Class M1 (1)(5)		2,331	2,173
5.08%, 07/25/2067, Series 2022-1, Class A1 (1)(3)		3,359	3,319
HONO 2021-LULU Mortgage Trust
6.59% (1 Month Term SOFR + 1.26%, 1.15% Floor), 10/15/2036, Series 2021-LULU, Class A (1)(2)		2,446	2,364
HPLY Trust 2019-HIT
7.04% (1 Month Term SOFR + 1.71%, 1.60% Floor), 11/15/2036, Series 2019-HIT, Class C (1)(2)		7,448	7,350
HSI Asset Securitization Corp. Trust 2005-NC1
6.42% (1 Month Term SOFR + 1.07%, 0.96% Floor), 07/25/2035, Series 2005-NC1, Class M3 (2)		5,522	5,266
HTL Commercial Mortgage Trust 2024-T53
6.07%, 05/10/2039, Series 2024-T53, Class A (1)(5)		630	629
Hudsons Bay Simon JV Trust 2015-HBS
3.91%, 08/05/2034, Series 2015-HB7, Class A7 (1)		716	706
4.15%, 08/05/2034, Series 2015-HB10, Class A10 (1)		3,540	3,309
ILPT Commercial Mortgage Trust 2022-LPF2
7.57% (1 Month Term SOFR + 2.25%, 2.25% Floor), 10/15/2039, Series 2022-LPF2, Class A (1)(2)		2,822	2,804
ILPT Trust 2019-SURF
4.15%, 02/11/2041, Series 2019-SURF, Class A (1)		7,575	7,086
Impac CMB Trust Series 2004-7
6.10% (1 Month Term SOFR + 0.75%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 2A (2)		1,448	1,392
Impac Secured Assets Corp. Series 2004-4
7.11% (1 Month Term SOFR + 1.76%, 1.65% Floor, 11.25% Cap), 02/25/2035, Series 2004-4, Class M5 (2)		2,273	2,099
Imperial Fund Mortgage Trust 2021-NQM2
1.07%, 09/25/2056, Series 2021-NQM2, Class A1 (1)(5)		2,453	2,001
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A (1)		3,265	3,118
IndyMac INDX Mortgage Loan Trust 2006-AR19
3.93%, 08/25/2036, Series 2006-AR19, Class 5A2 (5)		13,473	9,458
IndyMac INDX Mortgage Loan Trust 2007-AR15
4.17%, 08/25/2037, Series 2007-AR15, Class 1A1 (5)		3,030	2,036
INTOWN 2022-STAY Mortgage Trust
7.82% (1 Month Term SOFR + 2.49%, 2.49% Floor), 08/15/2039, Series 2022-STAY, Class A (1)(2)		1,920	1,924

The accompanying notes are an integral part of these financial statements.

213

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
3.69%, 12/15/2047, Series 2012-LC9, Class D (1)(5)	$215	$186
3.69%, 12/15/2047, Series 2012-LC9, Class C (1)(5)	3,442	3,170
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049, Series 2016-JP2, Class AS	1,993	1,821
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.95%, 09/06/2038, Series 2016-NINE, Class B (1)(5)	1,193	1,098
JP Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8
6.43% (1 Month Term SOFR + 1.10%, 0.84% Floor), 02/15/2035, Series 2018-ASH8, Class A (1)(2)	6,361	6,329
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033, Series 2018-WPT, Class AFX (1)	965	893
5.35%, 07/05/2033, Series 2018-WPT, Class DFX (1)	10,060	7,545
JP Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039, Series 2019-OSB, Class A (1)	8,013	7,082
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440
6.74% (1 Month Term SOFR + 1.41%, 1.30% Floor), 03/15/2036, Series 2021-1440, Class A (1)(2)	5,000	4,435
JP Morgan Chase Commercial Mortgage Securities Trust 2021-HTL5
7.41% (1 Month Term SOFR + 2.08%, 1.97% Floor), 11/15/2038, Series 2021-HTL5, Class C (1)(2)	8,700	8,605
JP Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
6.49% (1 Month Term SOFR + 1.16%, 0.80% Floor), 04/15/2038, Series 2021-MHC, Class A (1)(2)	142	142
6.99% (1 Month Term SOFR + 1.66%, 1.30% Floor), 04/15/2038, Series 2021-MHC, Class C (1)(2)	1,000	990
7.39% (1 Month Term SOFR + 2.06%, 1.70% Floor), 04/15/2038, Series 2021-MHC, Class D (1)(2)	4,263	4,223
JP Morgan Chase Commercial Mortgage Securities Trust 2022-NXSS
7.51% (1 Month Term SOFR + 2.18%, 2.18% Floor), 09/15/2039, Series 2022-NXSS, Class A (1)(2)	3,120	3,123
JP Morgan Chase Commercial Mortgage Securities Trust 2023-CCDC
7.24%, 10/05/2040, Series 2023-CCDC, Class A (1)	5,800	6,095
JP Morgan Mortgage Trust 2019-7
2.97%, 02/25/2050, Series 2019-7, Class B2A (1)(5)	4,870	4,050
JP Morgan Mortgage Trust 2019-INV1
4.93%, 10/25/2049, Series 2019-INV1, Class B3 (1)(5)	1,433	1,338
JP Morgan Mortgage Trust 2019-INV3
3.50%, 05/25/2050, Series 2019-INV3, Class A15 (1)(5)	730	646
3.50%, 05/25/2050, Series 2019-INV3, Class A3 (1)(5)	854	757
JP Morgan Mortgage Trust 2020-7
3.00%, 01/25/2051, Series 2020-7, Class A15 (1)(5)	2,737	2,289
JP Morgan Mortgage Trust 2020-INV1
3.50%, 08/25/2050, Series 2020-INV1, Class A3 (1)(5)	715	623
JP Morgan Mortgage Trust 2020-INV2
3.00%, 10/25/2050, Series 2020-INV2, Class A15 (1)(5)	1,132	949
JP Morgan Mortgage Trust 2020-LTV1
3.26%, 06/25/2050, Series 2020-LTV1, Class B1A (1)(5)	4,547	3,797
JP Morgan Mortgage Trust 2021-13
2.50%, 04/25/2052, Series 2021-13, Class A3 (1)(5)	34,820	27,689
JP Morgan Mortgage Trust 2021-14
2.50%, 05/25/2052, Series 2021-14, Class A3 (1)(5)	16,143	12,826
JP Morgan Mortgage Trust 2022-1
3.00%, 07/25/2052, Series 2022-1, Class A2 (1)(5)	6,833	5,657
JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050, Series 2010-1, Class B (1)(5)	4,166	3,439
JP Morgan Trust 2015-1
6.65%, 12/25/2044, Series 2015-1, Class B4 (1)(5)	557	533
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048, Series 2015-C30, Class A5	1,841	1,782
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/15/2050, Series 2017-JP5, Class AS (5)	4,990	4,621
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049, Series 2016-C4, Class AS	4,040	3,668

The accompanying notes are an integral part of these financial statements.

214

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
JPMDB Commercial Mortgage Securities Trust 2018-C8
4.42%, 06/15/2051, Series 2018-C8, Class AS		$64	$59
JW Commercial Mortgage Trust 2024-MRCO
6.94% (1 Month Term SOFR + 1.62%, 1.62% Floor), 06/15/2039, Series 2024-MRCO, Class A (1)(2)		1,000	996
8.51% (1 Month Term SOFR + 3.19%, 3.19% Floor), 06/15/2039, Series 2024-MRCO, Class D (1)(2)		756	752
Kinbane 2022-RPL 1 DAC
4.72% (1 Month EURIBOR + 0.85%), 09/25/2062, Series 2022-RPL1A, Class A (1)(2)	EUR	12,836	13,711
KREF 2022-FL3 Ltd.
6.79% (1 Month Term SOFR + 1.45%, 1.45% Floor), 02/17/2039, Series 2022-FL3, Class A (1)(2)		$3,240	3,226
KSL Commercial Mortgage Trust 2023-HT
7.62% (1 Month Term SOFR + 2.29%, 2.29% Floor), 12/15/2036, Series 2023-HT, Class A (1)(2)		2,216	2,222
LBA Trust 2024-BOLT
6.92% (1 Month Term SOFR + 1.59%, 1.59% Floor), 06/15/2026, Series 2024-BOLT, Class A (1)(2)		4,470	4,449
9.77% (1 Month Term SOFR + 4.44%, 4.44% Floor), 06/15/2026, Series 2024-BOLT, Class F (1)(2)		368	367
Legacy Mortgage Asset Trust 2021-GS2
4.75%, 04/25/2061, Series 2021-GS2, Class A1 (1)(3)		3,746	3,677
Legacy Mortgage Asset Trust 2021-GS3
4.75%, 07/25/2061, Series 2021-GS3, Class A1 (1)(3)		7,804	7,594
Legacy Mortgage Asset Trust 2021-GS4
1.65%, 11/25/2060, Series 2021-GS4, Class A1 (1)(3)		8,875	8,646
Legacy Mortgage Asset Trust 2021-GS5
2.25%, 07/25/2067, Series 2021-GS5, Class A1 (1)(3)		6,243	6,076
Lehman XS Trust Series 2005-5N
5.82% (1 Month Term SOFR + 0.47%, 0.36% Floor), 11/25/2035, Series 2005-5N, Class 3A2 (2)		9,084	7,968
Life 2021-BMR Mortgage Trust
7.79% (1 Month Term SOFR + 2.46%, 2.35% Floor), 03/15/2038, Series 2021-BMR, Class F (1)(2)		9,830	9,425
8.39% (1 Month Term SOFR + 3.06%, 2.95% Floor), 03/15/2038, Series 2021-BMR, Class G (1)(2)		9,214	8,873
LoanCore 2022-CRE7 Issuer Ltd.
6.88% (30-day Average SOFR + 1.55%, 1.55% Floor), 01/17/2037, Series 2022-CRE7, Class A (1)(2)		10,818	10,764
Ludgate Funding Plc
5.95% (Sterling Overnight Index Average + 0.72%), 01/01/2061, Series 2008-W1X, Class A1 (2)	GBP	352	437
LUX 2023-LION
8.02% (1 Month Term SOFR + 2.69%, 2.69% Floor), 08/15/2040, Series 2023-LION, Class A (1)(2)		$741	745
Mansard Mortgages 2007-1 Plc
5.53% (Sterling Overnight Index Average + 0.30%), 04/15/2047, Series 2007-1X, Class A2 (2)	GBP	3,438	4,274
5.65% (Sterling Overnight Index Average + 0.42%), 04/15/2049, Series 2007-1X, Class M1 (2)		3,508	4,238
MCR 2024-HTL Mortgage Trust
7.09% (1 Month Term SOFR + 1.76%, 1.76% Floor), 02/15/2037, Series 2024-HTL, Class A (1)(2)		$103	103
8.44% (1 Month Term SOFR + 3.11%, 3.11% Floor), 02/15/2037, Series 2024-HTL, Class C (1)(2)		1,338	1,338
MCR 2024-TWA Mortgage Trust
0.92%, 06/12/2039, Series 2024-TWA, Class XA (1)		5,829	120
5.92%, 06/12/2039, Series 2024-TWA, Class A (1)		1,260	1,258
8.73%, 06/12/2039, Series 2024-TWA, Class E (1)		1,059	1,055
Med Trust 2021-MDLN
6.39% (1 Month Term SOFR + 1.06%, 0.95% Floor), 11/15/2038, Series 2021-MDLN, Class A (1)(2)		5,275	5,263
6.89% (1 Month Term SOFR + 1.56%, 1.45% Floor), 11/15/2038, Series 2021-MDLN, Class B (1)(2)		6,384	6,374
7.24% (1 Month Term SOFR + 1.91%, 1.80% Floor), 11/15/2038, Series 2021-MDLN, Class C (1)(2)		6,195	6,193
7.44% (1 Month Term SOFR + 2.11%, 2.00% Floor), 11/15/2038, Series 2021-MDLN, Class D (1)(2)		2,831	2,830
8.59% (1 Month Term SOFR + 3.26%, 3.15% Floor), 11/15/2038, Series 2021-MDLN, Class E (1)(2)		100	99
10.69% (1 Month Term SOFR + 5.36%, 5.25% Floor), 11/15/2038, Series 2021-MDLN, Class G (1)(2)		567	567
Mello Mortgage Capital Acceptance 2021-INV4
2.50%, 12/25/2051, Series 2021-INV4, Class A3 (1)(5)		8,827	6,997
Merrill Lynch Alternative Note Asset Trust Series 2007-A3
5.88% (1 Month Term SOFR + 0.53%, 0.42% Floor), 04/25/2037, Series 2007-A3, Class A1 (2)		27,300	4,898
Merrill Lynch Mortgage Investors Trust Series 2006-AF2
5.78% (1 Month Term SOFR + 0.43%, 0.32% Floor), 09/25/2037, Series 2006-AF2, Class AV1 (2)		246	132
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
4.92%, 04/25/2029, Series 2004-HB1, Class A3 (5)		207	179

The accompanying notes are an integral part of these financial statements.

215

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057, Series 2018-1A, Class A (1)(5)		$6,012	$5,655
MF1 2020-FL4 Ltd.
7.14% (1 Month Term SOFR + 1.81%, 1.70% Floor), 11/15/2035, Series 2020-FL4, Class A (1)(2)		10,483	10,463
MF1 2021-FL6 Ltd.
6.55% (1 Month Term SOFR + 1.21%, 1.10% Floor), 07/16/2036, Series 2021-FL6, Class A (1)(2)		13,147	13,040
MF1 2021-FL7 Ltd.
6.53% (1 Month Term SOFR + 1.19%, 1.08% Floor), 10/16/2036, Series 2021-FL7, Class A (1)(2)		15,930	15,840
MF1 2021-W10X
6.40% (1 Month Term SOFR + 1.07%, 1.07% Floor), 12/15/2034, Series 2021-W10, Class A (1)(2)		5,140	5,096
MF1 2022-FL10 LLC
7.97% (1 Month Term SOFR + 2.64%, 2.64% Floor), 09/17/2037, Series 2022-FL10, Class A (1)(2)		793	795
MF1 2022-FL8 Ltd.
6.69% (1 Month Term SOFR + 1.35%, 1.35% Floor), 02/19/2037, Series 2022-FL8, Class A (1)(2)		5,860	5,816
MF1 2022-FL9 LLC
7.49% (1 Month Term SOFR + 2.15%, 2.15% Floor), 06/19/2037, Series 2022-FL9, Class A (1)(2)		1,546	1,548
MF1 2023-FL12 LLC
7.40% (1 Month Term SOFR + 2.07%, 2.07% Floor), 10/19/2038, Series 2023-FL12, Class A (1)(2)		724	725
MF1 2024-FL14 LLC
7.08% (1 Month Term SOFR + 1.74%, 1.74% Floor), 03/19/2039, Series 2024-FL14, Class A (1)(2)		610	610
MF1 Multifamily Housing Mortgage Loan Trust
6.64% (1 Month Term SOFR + 1.31%, 1.31% Floor), 07/15/2036, Series 2021-FL5, Class AS (1)(2)		15,000	14,754
MFA 2021-NQM2 Trust
1.03%, 11/25/2064, Series 2021-NQM2, Class A1 (1)(5)		2,186	1,882
MFA 2022-INV3 Trust
4.26%, 12/25/2066, Series 2022-NQM1, Class M1 (1)(5)		1,603	1,379
MFA 2022-NQM3 Trust
5.57%, 09/25/2067, Series 2022-NQM3, Class A1 (1)(3)		15,776	15,611
MFA 2022-RPL1 Trust
3.30%, 08/25/2061, Series 2022-RPL1, Class A1 (1)(5)		25,621	23,500
MHC Commercial Mortgage Trust 2021-MHC
6.24% (1 Month Term SOFR + 0.92%, 0.80% Floor), 04/15/2038, Series 2021-MHC, Class A (1)(2)		156	155
6.79% (1 Month Term SOFR + 1.47%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C (1)(2)		2,936	2,907
MHC Trust 2021-MHC2
7.39% (1 Month Term SOFR + 2.06%, 1.95% Floor), 05/15/2038, Series 2021-MHC2, Class E (1)(2)		1,640	1,611
7.84% (1 Month Term SOFR + 2.51%, 2.40% Floor), 05/15/2038, Series 2021-MHC2, Class F (1)(2)		2,400	2,334
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062, Series 2018-1, Class A1 (1)(5)		776	758
Mill City Mortgage Loan Trust 2018-2
3.75%, 05/25/2058, Series 2018-2, Class M1 (1)(5)		494	473
Mill City Mortgage Loan Trust 2018-3
3.50%, 08/25/2058, Series 2018-3, Class A1 (1)(5)		698	675
Mill City Mortgage Loan Trust 2019-1
3.50%, 10/25/2069, Series 2019-1, Class M1 (1)(5)		1,188	1,091
Mill City Mortgage Loan Trust 2019-GS1
2.75%, 07/25/2059, Series 2019-GS1, Class A1 (1)(5)		1,743	1,664
3.25%, 07/25/2059, Series 2019-GS1, Class M2 (1)(5)		1,115	959
Mill City Mortgage Loan Trust 2019-GS2
2.75%, 08/25/2059, Series 2019-GS2, Class A1 (1)(5)		4,816	4,553
Mill City Mortgage Loan Trust 2021-NMR1
2.50%, 11/25/2060, Series 2021-NMR1, Class M2 (1)(5)		1,000	836
Miltonia Mortgage Finance Srl
5.09% (3 Month EURIBOR + 1.30%), 04/28/2062, Series 1, Class B (2)(18)	EUR	619	649
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
4.21%, 08/15/2046, Series 2013-C11, Class B (5)		$1,563	955
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.96%, 10/15/2046, Series 2013-C12, Class C (5)		800	734

The accompanying notes are an integral part of these financial statements.

216

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
4.46%, 08/15/2047, Series 2014-C17, Class B (5)		$112	$111
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 05/15/2048, Series 2015-C24, Class A4		6,000	5,857
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5		3,220	3,018
Morgan Stanley Capital I Trust 2011-C2
5.39%, 06/15/2044, Series 2011-C2, Class E (1)(5)		1,415	1,117
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4		1,361	1,302
Morgan Stanley Capital I Trust 2018-SUN
7.03% (1 Month Term SOFR + 1.70%, 1.65% Floor), 07/15/2035, Series 2018-SUN, Class C (1)(2)		16,000	15,975
Morgan Stanley Capital I Trust 2019-H6
3.00%, 06/15/2052, Series 2019-H6, Class D (1)		212	163
Morgan Stanley Capital I Trust 2021-230P
7.24% (1 Month Term SOFR + 1.91%, 1.80% Floor), 12/15/2038, Series 2021-230P, Class C (1)(2)		9,974	9,100
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D (1)		3,000	2,010
MSBAM Commercial Mortgage Securities Trust 2012-CKSV
3.28%, 10/15/2030, Series 2012-CKSV, Class A2 (1)		669	609
MSWF Commercial Mortgage Trust 2023-2
1.14%, 12/15/2056, Series 2023-2, Class XA (5)		19,462	1,252
6.01%, 12/15/2056, Series 2023-2, Class A5 (5)		210	221
MTN Commercial Mortgage Trust 2022-LPFL
6.73% (1 Month Term SOFR + 1.40%, 1.40% Floor), 03/15/2039, Series 2022-LPFL, Class A (1)(2)		14,830	14,649
New Orleans Hotel Trust 2019-HNLA
6.36% (1 Month Term SOFR + 1.04%, 0.99% Floor), 04/15/2032, Series 2019-HNLA, Class A (1)(2)		5,000	4,910
6.66% (1 Month Term SOFR + 1.34%, 1.29% Floor), 04/15/2032, Series 2019-HNLA, Class B (1)(2)		6,425	6,191
New Residential Mortgage Loan Trust 2019-RPL3
2.75%, 07/25/2059, Series 2019-RPL3, Class A1 (1)(5)		14,658	13,757
New Residential Mortgage Loan Trust 2020-NQM
3.89%, 05/24/2060, Series 2020-NQM2, Class M1 (1)(5)		8,812	7,683
New Residential Mortgage Loan Trust 2020-NQM1
2.46%, 01/26/2060, Series 2020-NQM1, Class A1 (1)(5)		846	776
New Residential Mortgage Loan Trust 2021-INV1
2.50%, 06/25/2051, Series 2021-INV1, Class A6 (1)(5)		5,292	4,609
New Residential Mortgage Loan Trust 2021-NQM1R
1.10%, 07/25/2055, Series 2021-NQ1R, Class A2 (1)(5)		861	760
1.20%, 07/25/2055, Series 2021-NQ1R, Class A3 (1)(5)		1,058	934
New Residential Mortgage Loan Trust 2023-NQM1
6.86%, 10/25/2063, Series 2023-NQM1, Class A1A (1)(3)		36,956	37,380
New Residential Mortgage Loan Trust 2024-RPL1
3.80%, 01/25/2064, Series 2024-RPL1, Class A (1)(5)		15,416	14,261
New Residential Mortgage Loan Trust 2024-RTL1
0.00%, 03/25/2039, Series 2024-RTL1, Class A1 (1)(3)		8,965	8,985
Newgate Funding Plc
5.52% (Sterling Overnight Index Average + 0.29%), 12/01/2050, Series 2006-2, Class A3A (2)	GBP	5,244	6,536
NJ Trust 2023-GSP
6.70%, 01/06/2029, Series 2023-GSP, Class A (1)(5)		$840	866
NLT 2021-INV3 Trust
0.00%, 11/25/2056, Series 2021-INV3, Class PT (1)(5)		17,619	15,959
NLT 2023-1 Trust
3.20%, 10/25/2062, Series 2023-1, Class A1 (1)(5)		8,549	7,559
NYMT Loan Trust Series 2024-BPL2
6.51%, 05/25/2039, Series 2024-BPL2, Class A1 (1)(3)		7,165	7,191
NYO Commercial Mortgage Trust 2021-1290
6.54% (1 Month Term SOFR + 1.21%, 1.10% Floor), 11/15/2038, Series 2021-1290, Class A (1)(2)		10,900	10,464

The accompanying notes are an integral part of these financial statements.

217

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
OBX 2018-EXP1 Trust
4.00%, 04/25/2048, Series 2018-EXP1, Class 1A3 (1)(5)	$214	$196
6.31% (1 Month Term SOFR + 0.96%, 0.85% Floor), 04/25/2048, Series 2018-EXP1, Class 2A1 (1)(2)	25	25
OBX 2019-EXP2 Trust
4.00%, 06/25/2059, Series 2019-EXP2, Class 1A3 (1)(5)	633	584
OBX 2019-EXP3 Trust
3.50%, 10/25/2059, Series 2019-EXP3, Class 1A8 (1)(5)	410	363
OBX 2020-EXP1 Trust
3.50%, 02/25/2060, Series 2020-EXP1, Class 1A8 (1)(5)	963	845
6.21% (1 Month Term SOFR + 0.86%), 02/25/2060, Series 2020-EXP1, Class 2A1 (1)(2)	175	168
OBX 2020-EXP2 Trust
3.00%, 05/25/2060, Series 2020-EXP2, Class A8 (1)(5)	2,261	1,894
OBX 2020-EXP3 Trust
3.00%, 01/25/2060, Series 2020-EXP3, Class 1A9 (1)(5)	1,803	1,551
OBX 2020-INV1 Trust
3.50%, 12/25/2049, Series 2020-INV1, Class A5 (1)(5)	1,048	912
OBX 2021-NQM3 Trust
1.05%, 07/25/2061, Series 2021-NQM3, Class A1 (1)(5)	7,398	5,783
1.26%, 07/25/2061, Series 2021-NQM3, Class A2 (1)(5)	2,095	1,617
OBX 2023-NQM3 Trust
5.95%, 02/25/2063, Series 2023-NQM3, Class A1 (1)(3)	21,788	21,696
OBX 2023-NQM4 Trust
6.11%, 03/25/2063, Series 2023-NQM4, Class A1 (1)(3)	11,334	11,334
OBX 2023-NQM5 Trust
6.57%, 06/25/2063, Series 2023-NQM5, Class A1A (1)(3)	9,626	9,697
OBX 2023-NQM8 Trust
7.05%, 09/25/2063, Series 2023-NQM8, Class A1 (1)(3)	7,422	7,547
ONE 2021-PARK Mortgage Trust
6.54% (1 Month Term SOFR + 1.21%, 1.10% Floor), 03/15/2036, Series 2021-PARK, Class C (1)(2)	2,175	2,061
One Bryant Park Trust 2019-OBP
2.52%, 09/15/2054, Series 2019-OBP, Class A (1)	8,024	6,794
One Market Plaza Trust 2017-1MKT
3.61%, 02/10/2032, Series 2017-1MKT, Class A (1)	7,017	6,275
One New York Plaza Trust 2020-1NYP
6.39% (1 Month Term SOFR + 1.06%, 0.95% Floor), 01/15/2036, Series 2020-1NYP, Class A (1)(2)	10,921	10,625
6.69% (1 Month Term SOFR + 1.36%, 1.25% Floor), 01/15/2036, Series 2020-1NYP, Class AJ (1)(2)	1,815	1,730
OPEN Trust 2023-AIR
8.42% (1 Month Term SOFR + 3.09%, 3.09% Floor), 10/15/2028, Series 2023-AIR, Class A (1)(2)	1,819	1,840
PFP 2022-9 Ltd.
7.60% (1 Month Term SOFR + 2.27%, 2.27% Floor), 08/19/2035, Series 2022-9, Class A (1)(2)	1,770	1,768
PGA Trust 2024-RSR2
7.22% (1 Month Term SOFR + 1.89%, 1.89% Floor), 06/15/2039, Series 2024-RSR2, Class A (1)(2)	22,141	22,086
PRET 2024-RN2 LLC
7.12%, 04/25/2054, Series 2024-RN2, Class A1 (1)(3)	6,000	6,019
PRKCM 2021-AFC2 Trust
2.07%, 11/25/2056, Series 2021-AFC2, Class A1 (1)(5)	475	400
PRKCM 2022-AFC1 Trust
4.10%, 04/25/2057, Series 2022-AFC1, Class A1A (1)(5)	253	243
PRKCM 2022-AFC2 Trust
5.34%, 08/25/2057, Series 2022-AFC2, Class A1 (1)(5)	1,886	1,855
PRKCM 2024-AFC1 Trust
6.33%, 03/25/2059, Series 2024-AFC1, Class A1 (1)(3)	6,018	6,031
PRPM 2020-4 LLC
5.61%, 10/25/2025, Series 2020-4, Class A1 (1)(3)	1,898	1,897
PRPM 2021-10 LLC
2.49%, 10/25/2026, Series 2021-10, Class A1 (1)(3)	11,166	11,049
PRPM 2023-RCF1 LLC
4.00%, 06/25/2053, Series 2023-RCF1, Class A1 (1)(3)	6,445	6,219

The accompanying notes are an integral part of these financial statements.

218

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
PRPM 2023-RCF2 LLC
4.00%, 11/25/2053, Series 2023-RCF2, Class A1 (1)(3)		$746	$717
PRPM 2024-2 LLC
7.03%, 03/25/2029, Series 2024-2, Class A1 (1)(3)		5,235	5,255
PRPM 2024-3
6.99%, 05/25/2029, Series 2024-3, Class A1 (1)(3)		5,922	5,922
PRPM 2024-NQM1 Trust
6.27%, 12/25/2068, Series 2024-NQM1, Class A1 (1)(3)		2,221	2,221
PRPM 2024-NQM2 Trust
6.33%, 06/25/2069, Series 2024-NQM2, Class A1 (1)(3)		2,100	2,101
PRPM 2024-RCF1 LLC
4.00%, 01/25/2054, Series 2024-RCF1, Class A1 (1)(3)		1,576	1,511
PRPM 2024-RCF2 LLC
3.75%, 03/25/2054, Series 2024-RCF2, Class A1 (1)(3)		5,631	5,373
PRPM LLC
5.50%, 08/25/2067, Series 2022-NQM1, Class A1 (1)(3)		16,599	16,392
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036, Series 2006-QS9, Class 1A3		2,245	1,739
RALI Series 2007-QH8 Trust
6.02%, 10/25/2037, Series 2007-QH8, Class A (5)		721	587
RALI Series 2007-QS2 Trust
6.25%, 01/25/2037, Series 2007-QS2, Class A4		11,970	9,583
RATE Mortgage Trust 2021-HB1
2.50%, 12/25/2051, Series 2021-HB1, Class A1 (1)(5)		14,912	11,848
RCKT Mortgage Trust 2021-6
2.50%, 12/25/2051, Series 2021-6, Class A1 (1)(5)		14,494	11,507
RCKT Mortgage Trust 2022-1
2.50%, 01/25/2052, Series 2022-1, Class A1 (1)(5)		8,848	7,025
Ready Capital Mortgage Financing 2022-FL10 LLC
7.90% (1 Month Term SOFR + 2.55%, 2.55% Floor), 10/25/2039, Series 2022-FL10, Class A (1)(2)		2,644	2,649
Ready Capital Mortgage Financing 2022-FL9 LLC
7.81% (1 Month Term SOFR + 2.47%, 2.47% Floor), 06/25/2037, Series 2022-FL9, Class A (1)(2)		466	467
Ready Capital Mortgage Financing 2023-FL11 LLC
7.72% (1 Month Term SOFR + 2.37%, 2.37% Floor), 10/25/2039, Series 2023-FL11, Class A (1)(2)		1,462	1,466
Residential Mortgage Loan Trust 2020-1
3.95%, 01/26/2060, Series 2020-1, Class B1 (1)(5)		2,250	2,055
RIAL 2022-FL8 Issuer Ltd.
7.58% (1 Month Term SOFR + 2.25%, 2.25% Floor), 01/19/2037, Series 2022-FL8, Class A (1)(2)		3,298	3,282
Ripon Mortgages Plc
5.92% (Sterling Overnight Index Average + 0.70%), 08/28/2056, Series 1RA, Class A (1)(2)	GBP	31,163	39,382
Saluda Grade Alternative Mortgage Trust 2024-RTL5
7.76%, 04/25/2030, Series 2024-RTL5, Class A1 (1)(3)		$3,000	3,022
SCOTT Trust 2023-SFS
5.91%, 03/10/2040, Series 2023-SFS, Class A (1)		5,330	5,356
Seasoned Loans Structured Transaction Trust Series 2020-3
4.75%, 04/26/2060, Series 2020-3, Class M1 (1)(5)		212	206
Sequoia Mortgage Trust 2003-2
6.11% (1 Month Term SOFR + 0.77%, 0.66% Floor, 11.50% Cap), 06/20/2033, Series 2003-2, Class A1 (2)		102	99
Sequoia Mortgage Trust 2004-9
6.42% (6 Month Term SOFR + 1.15%, 0.72% Floor, 11.50% Cap), 10/20/2034, Series 2004-9, Class A2 (2)		649	584
Sequoia Mortgage Trust 2013-4
3.44%, 04/25/2043, Series 2013-4, Class B1 (5)		365	342
Sequoia Mortgage Trust 2017-CH1
4.00%, 08/25/2047, Series 2017-CH1, Class A1 (1)(5)		342	317
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047, Series 2017-CH2, Class A1 (1)(5)		144	131
4.00%, 12/25/2047, Series 2017-CH2, Class A19 (1)(5)		149	135

The accompanying notes are an integral part of these financial statements.

219

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
Sequoia Mortgage Trust 2018-CH1
3.50%, 03/25/2048, Series 2018-CH1, Class A2 (1)(5)		$37	$33
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048, Series 2018-CH2, Class A21 (1)(5)		126	115
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048, Series 2018-CH3, Class A2 (1)(5)		107	103
4.50%, 08/25/2048, Series 2018-CH3, Class A19 (1)(5)		45	44
4.50%, 08/25/2048, Series 2018-CH3, Class A13 (1)(5)		265	258
Sequoia Mortgage Trust 2019-CH3
4.00%, 09/25/2049, Series 2019-CH3, Class A1 (1)(5)		174	159
SFO Commercial Mortgage Trust 2021-555
6.59% (1 Month Term SOFR + 1.26%, 1.15% Floor), 05/15/2038, Series 2021-555, Class A (1)(2)		4,900	4,634
7.24% (1 Month Term SOFR + 1.91%, 1.80% Floor), 05/15/2038, Series 2021-555, Class C (1)(2)		6,550	5,960
SG Residential Mortgage Trust 2019-3
4.08%, 09/25/2059, Series 2019-3, Class B1 (1)(5)		4,593	4,192
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062, Series 2022-2, Class A1 (1)(3)		391	386
SHER Trust 2024-DAL
6.97% (1 Month Term SOFR + 1.64%, 1.64% Floor), 04/15/2037, Series 2024-DAL, Class A (1)(2)		984	977
SMRT 2022-MINI
6.33% (1 Month Term SOFR + 1.00%, 1.00% Floor), 01/15/2039, Series 2022-MINI, Class A (1)(2)		5,200	5,135
7.28% (1 Month Term SOFR + 1.95%, 1.95% Floor), 01/15/2039, Series 2022-MINI, Class D (1)(2)		1,120	1,098
Spruce Hill Mortgage Loan Trust 2022-SH1
4.10%, 07/25/2057, Series 2022-SH1, Class A3 (1)(3)		659	589
SREIT Trust 2021-MFP2
6.81% (1 Month Term SOFR + 1.49%, 1.37% Floor), 11/15/2036, Series 2021-MFP2, Class C (1)(2)		680	671
Starwood Mortgage Residential Trust 2020-INV
2.50%, 11/25/2055, Series 2020-INV1, Class M1 (1)		1,545	1,348
Stratton Mortgage Funding 2024-1 Plc
0.00% (Sterling Overnight Index Average + 1.75%), 06/20/2060, Series 1A, Class B (1)	GBP	19,600	24,865
0.00% (Sterling Overnight Index Average + 1.15%), 06/20/2060, Series 1A, Class A (1)		39,980	50,673
Stratton Mortgage Funding 2024-3 Plc
0.00% (Sterling Overnight Index Average + 1.50%), 06/25/2049, Series 3, Class C (18)		171	215
STWD 2019-FL1 Ltd.
6.52% (1 Month Term SOFR + 1.19%, 1.19% Floor), 07/15/2038, Series 2019-FL1, Class A (1)(2)		$938	932
STWD 2021-LIH Mortgage Trust
7.40% (1 Month Term SOFR + 2.07%, 1.96% Floor), 11/15/2036, Series 2021-LIH, Class C (1)(2)		16,200	15,901
8.35% (1 Month Term SOFR + 3.02%, 2.90% Floor), 11/15/2036, Series 2021-LIH, Class E (1)(2)		6,877	6,737
STWD Trust 2021-FLWR
7.37% (1 Month Term SOFR + 2.04%, 1.92% Floor), 07/15/2036, Series 2021-FLWR, Class E (1)(2)		9,325	9,196
Taubman Centers Commercial Mortgage Trust 2022-DPM
7.51% (1 Month Term SOFR + 2.19%, 2.19% Floor), 05/15/2037, Series 2022-DPM, Class A (1)(2)		2,691	2,704
THPT 2023-THL Mortgage Trust
7.23%, 12/10/2034, Series 2023-THL, Class A (1)(5)		557	565
Towd Point Mortgage Funding
6.58% (Sterling Overnight Index Average + 1.35%), 07/20/2045, Series 2019-A13A, Class A1 (1)(2)	GBP	46,758	59,136
Towd Point Mortgage Funding 2024 – Granite 6 Plc
0.00% (Sterling Overnight Index Average + 0.93%), 07/20/2053, Series GR6A, Class A1 (1)		34,500	43,666
Towd Point Mortgage Trust 2015-4
3.75%, 04/25/2055, Series 2015-4, Class M2 (1)(5)		$35	35
Towd Point Mortgage Trust 2016-3
4.13%, 04/25/2056, Series 2016-3, Class B4 (1)(5)		4,497	3,694
Towd Point Mortgage Trust 2017-1
3.75%, 10/25/2056, Series 2017-1, Class M1 (1)(5)		6,315	6,041
Towd Point Mortgage Trust 2017-3
3.00%, 07/25/2057, Series 2017-3, Class A2 (1)(5)		320	307
Towd Point Mortgage Trust 2017-4
3.25%, 06/25/2057, Series 2017-4, Class M2 (1)(5)		3,873	3,295

The accompanying notes are an integral part of these financial statements.

220

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
Towd Point Mortgage Trust 2017-5
6.06% (1 Month Term SOFR + 0.71%), 02/25/2057, Series 2017-5, Class A1 (1)(2)		$51	$53
6.63% (1 Month Term SOFR + 2.61%), 02/25/2057, Series 2017-5, Class B4 (1)(2)		1,354	1,264
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058, Series 2018-3, Class A1 (1)(5)		2,262	2,185
Towd Point Mortgage Trust 2018-4
3.00%, 06/25/2058, Series 2018-4, Class A2 (1)(5)		1,015	841
Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058, Series 2018-5, Class M1 (1)(5)		2,250	1,872
3.25%, 07/25/2058, Series 2018-5, Class A1 (1)(5)		9,665	9,067
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1 (1)(5)		4,484	4,268
Towd Point Mortgage Trust 2019-2
3.75%, 12/25/2058, Series 2019-2, Class M1 (1)(5)		9,810	8,361
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059, Series 2019-4, Class A1 (1)(5)		43,993	41,118
3.50%, 10/25/2059, Series 2019-4, Class M1 (1)(5)		1,155	992
Towd Point Mortgage Trust 2020-1
3.25%, 01/25/2060, Series 2020-1, Class A2B (1)(5)		575	487
Towd Point Mortgage Trust 2020-2
3.00%, 04/25/2060, Series 2020-2, Class A2B (1)(5)		310	254
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A (1)(5)		22,527	21,411
Towd Point Mortgage Trust 2022-1
3.75%, 07/25/2062, Series 2022-1, Class A1 (1)(5)		7,908	7,353
Tower Bridge Funding 2024-2 Plc
0.00% (Sterling Overnight Index Average + 0.88%), 05/20/2066, Series 2A, Class A (1)	GBP	4,500	5,700
Trinity Square 2021-1 Plc
0.00% (Sterling Overnight Index Average + 0.90%), 07/15/2059, Series 1A, Class AR (1)		2,100	2,652
TRK 2021-INV1 Trust
1.15%, 07/25/2056, Series 2021-INV1, Class A1 (1)(5)		$3,018	2,593
3.29%, 07/25/2056, Series 2021-INV1, Class B1 (1)(5)		255	191
TRK 2022-INV1 Trust
2.58%, 02/25/2057, Series 2022-INV1, Class A1 (1)(5)		8,974	8,006
TYSN 2023-CRNR Mortgage Trust
6.80%, 12/10/2033, Series 2023-CRNR, Class A (1)(5)		770	795
UK Logistics 2024-1 DAC
0.00% (Sterling Overnight Index Average + 1.65%), 05/17/2034, Series 1X, Class A (18)	GBP	407	515
Uropa Securities Plc
4.10% (3 Month EURIBOR + 0.20%), 10/10/2040, Series 2007-1, Class A3B (2)	EUR	1,218	1,264
UWM Mortgage Trust 2021-INV2
2.50%, 09/25/2051, Series 2021-INV2, Class A15 (1)(5)		$5,606	4,388
VASA Trust 2021-VASA
6.69% (1 Month Term SOFR + 1.36%, 1.25% Floor), 07/15/2039, Series 2021-VASA, Class B (1)(2)		14,000	11,682
7.19% (1 Month Term SOFR + 1.86%, 1.75% Floor), 07/15/2039, Series 2021-VASA, Class C (1)(2)		12,000	8,730
Velocity Commercial Capital Loan Trust 2020-1
2.61%, 02/25/2050, Series 2020-1, Class AFX (1)(5)		1,347	1,217
Velocity Commercial Capital Loan Trust 2024-1
6.55%, 01/25/2054, Series 2024-1, Class A (1)(5)		2,581	2,587
Velocity Commercial Capital Loan Trust 2024-2
6.65%, 06/25/2054, Series 2024-3, Class A (1)(5)		5,973	6,005
7.23%, 06/25/2054, Series 2024-3, Class M2 (1)(5)		1,694	1,702
Verus Securitization Trust 2019-4
3.64%, 11/25/2059, Series 2019-4, Class A1 (1)(3)		454	441
3.85%, 11/25/2059, Series 2019-4, Class A2 (1)(3)		624	605
4.00%, 11/25/2059, Series 2019-4, Class A3 (1)(3)		926	899
Verus Securitization Trust 2019-INV2
4.12%, 07/25/2059, Series 2019-INV2, Class A2 (1)(5)		676	663

The accompanying notes are an integral part of these financial statements.

221

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
Verus Securitization Trust 2019-INV3
3.69%, 11/25/2059, Series 2019-INV3, Class A1 (1)(5)	$1,056	$1,025
Verus Securitization Trust 2020-1
3.72%, 01/25/2060, Series 2020-1, Class A3 (1)(3)	1,824	1,751
Verus Securitization Trust 2021-1
1.16%, 01/25/2066, Series 2021-1, Class A3 (1)(5)	1,814	1,589
Verus Securitization Trust 2021-3
1.05%, 06/25/2066, Series 2021-3, Class A1 (1)(5)	7,351	6,166
Verus Securitization Trust 2021-5
1.01%, 09/25/2066, Series 2021-5, Class A1 (1)(5)	22,002	18,296
Verus Securitization Trust 2021-7
1.83%, 10/25/2066, Series 2021-7, Class A1 (1)(3)	9,048	7,912
Verus Securitization Trust 2021-8
1.82%, 11/25/2066, Series 2021-8, Class A1 (1)(5)	11,882	10,410
Verus Securitization Trust 2021-R1
1.26%, 10/25/2063, Series 2021-R1, Class A3 (1)(5)	983	909
Verus Securitization Trust 2021-R2
1.23%, 02/25/2064, Series 2021-R2, Class A3 (1)(5)	1,825	1,624
Verus Securitization Trust 2022-2
4.26%, 02/25/2067, Series 2022-2, Class A1 (1)(3)	31,260	28,599
Verus Securitization Trust 2022-3
4.07%, 02/25/2067, Series 2022-3, Class B1 (1)(5)	1,334	1,027
4.13%, 02/25/2067, Series 2022-3, Class A1 (1)(3)	19,193	17,879
Verus Securitization Trust 2022-4
4.47%, 04/25/2067, Series 2022-4, Class A1 (1)(3)	11,163	10,899
Verus Securitization Trust 2022-7
5.15%, 07/25/2067, Series 2022-7, Class A1 (1)(3)	13,702	13,537
Verus Securitization Trust 2023-4
5.81%, 05/25/2068, Series 2023-4, Class A1 (1)(3)	6,652	6,614
Verus Securitization Trust 2023-5
6.48%, 06/25/2068, Series 2023-5, Class A1 (1)(3)	5,106	5,114
Verus Securitization Trust 2023-7
7.07%, 10/25/2068, Series 2023-7, Class A1 (1)(3)	15,258	15,508
Verus Securitization Trust 2024-3
6.34%, 04/25/2069, Series 2024-3, Class A1 (1)(3)	7,065	7,097
Verus Securitization Trust 2024-INV1
6.12%, 03/25/2069, Series 2024-INV1, Class A1 (1)(3)	13,511	13,507
Visio 2022-1 Trust
6.17%, 08/25/2057, Series 2022-1, Class B1 (1)(5)	412	359
Vista Point Securitization Trust 2020-1
3.20%, 03/25/2065, Series 2020-1, Class A3 (1)(5)	3,337	3,252
Vista Point Securitization Trust 2020-2
1.48%, 04/25/2065, Series 2020-2, Class A1 (1)(5)	716	656
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
6.10% (1 Month Term SOFR + 0.75%, 0.64% Floor, 10.50% Cap), 08/25/2045, Series 2005-AR11, Class A1A (2)	1,143	1,098
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
6.04% (1 Month Term SOFR + 0.69%, 0.58% Floor, 10.50% Cap), 10/25/2045, Series 2005-AR13, Class A1A1 (2)	1,517	1,454
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
5.98% (1 Month Term SOFR + 0.63%, 0.52% Floor, 10.50% Cap), 11/25/2045, Series 2005-AR15, Class A1A1 (2)	2,804	2,553
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
6.12% (1 Month Term SOFR + 0.77%, 0.66% Floor, 10.50% Cap), 01/25/2045, Series 2005-AR2, Class 1A1A (2)	2,789	2,638
WaMu Mortgage Pass-Through Certificates Series 2006-AR1 Trust
6.22% (12 Month U.S. Treasury Average + 1.07%, 1.07% Floor), 01/25/2046, Series 2006-AR1, Class 2A1A (2)	17,101	15,494
WaMu Mortgage Pass-Through Certificates Series 2007-HY3 Trust
5.09%, 03/25/2037, Series 2007-HY3, Class 4A1 (5)	206	183
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
5.90% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047, Series 2007-OA5, Class 1A (2)	7,814	6,212

The accompanying notes are an integral part of these financial statements.

222

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 44.56% – (continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037, Series 2007-2, Class 2A1		$4,175	$3,857
Wells Fargo Commercial Mortgage Trust 2013-LC12
4.08%, 07/15/2046, Series 2013-LC12, Class B (5)		1,337	1,228
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059, Series 2016-C33, Class A3		840	810
4.51%, 03/15/2059, Series 2016-C33, Class B (5)		4,317	4,141
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048, Series 2016-C35, Class AS		3,155	2,962
Wells Fargo Commercial Mortgage Trust 2016-C36
3.42%, 11/15/2059, Series 2016-C36, Class AS		4,341	4,042
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049, Series 2016-LC24, Class AS		6,000	5,421
Wells Fargo Commercial Mortgage Trust 2019-JWDR
2.58%, 09/15/2031, Series 2019-JWDR, Class A (1)(5)		21,560	20,078
3.14%, 09/15/2031, Series 2019-JWDR, Class C (1)(5)		290	271
3.44%, 09/15/2031, Series 2019-JWDR, Class D (1)(5)		10,000	9,366
3.99%, 09/15/2031, Series 2019-JWDR, Class E (1)(5)		6,766	6,339
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73%, 02/15/2053, Series 2020-C55, Class A5		5,200	4,547
Wells Fargo Commercial Mortgage Trust 2024-1CHI
5.31%, 07/15/2035, Series 2024-1CHI, Class A (1)(5)		1,018	999
Wells Fargo Commercial Mortgage Trust 2024-BPRC
0.31%, 07/15/2043, Series BPRC, Class X (1)		12,388	120
6.22%, 07/15/2043, Series BPRC, Class B (1)		1,570	1,586
6.43%, 07/15/2043, Series BPRC, Class C (1)		999	999
7.08%, 07/15/2043, Series BPRC, Class D (1)		420	416
Wells Fargo Commercial Mortgage Trust 2024-SVEN
6.26%, 06/10/2037, Series 2024-SVEN, Class B (1)(5)		11,010	11,127
Wells Fargo Mortgage Backed Securities 2021-RR1 Trust
2.50%, 12/25/2050, Series 2021-RR1, Class A1 (1)(5)		4,987	3,960
WFRBS Commercial Mortgage Trust 2013-C15
4.33%, 08/15/2046, Series 2013-C15, Class B (5)		1,525	1,332
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047, Series 2014-C20, Class B		2,365	2,064
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057, Series 2014-C22, Class AS (5)		4,250	3,917
WFRBS Commercial Mortgage Trust 2014-C24
4.20%, 11/15/2047, Series 2014-C24, Class B (5)		825	771
WMRK Commercial Mortgage Trust 2022-WMRK
8.12% (1 Month Term SOFR + 2.79%, 2.79% Floor), 11/15/2027, Series 2022-WMRK, Class A (1)(2)		2,158	2,161
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036, Series 2017-WWP, Class A (1)		1,740	1,274
3.72%, 11/10/2036, Series 2017-WWP, Class C (1)(5)		320	85

Total Mortgage-Backed Obligations (Cost: $15,909,659)			15,309,102

U.K. Treasury Bonds – 0.17%
United Kingdom Gilt
0.25%, 01/31/2025	GBP	39,020	48,165
4.38%, 07/31/2054 (18)		8,553	10,307

Total U.K. Treasury Bonds (Cost: $58,781)			58,472

Total Bonds & Notes (Cost: $39,062,394)			37,478,009

The accompanying notes are an integral part of these financial statements.

223

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
BANK LOANS – 0.73%
1011778 BC ULC
7.09% (CME Term SOFR + 1.75%), 09/20/2030 (2)		$1,730	$1,723
8th Avenue Food & Provisions, Inc.
9.21% (CME Term SOFR + 3.75%), 10/01/2025 (2)		196	186
AAdvantage Loyality IP Ltd.
10.34% (CME Term SOFR + 4.75%), 04/20/2028 (2)		1,797	1,854
Acrisure LLC
5.34% (CME Term SOFR + 3.00%), 09/20/2024 (2)		3,042	3,037
AI Mansart
11.98% (CME Term SOFR + 6.75%), 09/01/2028 (2)(15)(18)		215	209
AI Silk Midco Ltd.
8.79% (EURIBOR + 5.00%), 03/04/2031 (2)	EUR	3,700	3,915
Altice France SA
3.69% (EURIBOR + 5.50%), 10/15/2024 (2)(4)		100	79
10.83% (CME Term SOFR + 5.50%), 08/15/2028 (2)		$5,135	3,757
Amentum Government Services Holdings LLC
9.46% (CME Term SOFR + 4.00%), 01/29/2027 (2)		666	667
AmSurg LLC
11.19% (CME Term SOFR + 5.75%), 07/20/2026 (2)(15)		2,697	2,556
14.31% (CME Term SOFR + 8.88%), 11/03/2028 (2)(15)		9,362	9,362
AmWINS Group, Inc.
7.71% (CME Term SOFR + 2.25%), 02/19/2028 (2)		5,015	5,008
Arches Buyer, Inc.
8.69% (CME Term SOFR + 3.25%), 12/06/2027 (2)		722	690
Artera Services LLC
9.83% (CME Term SOFR + 4.50%), 02/15/2031 (2)		1,126	1,130
ASP Blade Holdings, Inc.
9.60% (CME Term SOFR + 4.00%), 10/13/2028 (2)		248	187
Asurion LLC
8.71% (CME Term SOFR + 3.25%), 12/23/2026 (2)		2,431	2,409
10.71% (CME Term SOFR + 5.25%), 01/20/2029 (2)		525	483
Athena Health Group, Inc.
8.59% (CME Term SOFR + 3.25%), 02/15/2029 (2)		1,793	1,785
Avolon TLB Borrower 1 (US) LLC
7.34% (CME Term SOFR + 2.00%), 06/22/2028 (2)		1,720	1,721
Bausch + Lomb Corp.
8.69% (CME Term SOFR + 3.25%), 05/10/2027 (2)		1,141	1,128
9.34% (CME Term SOFR + 4.00%), 09/29/2028 (2)		719	717
Berry Global, Inc.
7.19% (CME Term SOFR + 1.75%), 07/01/2029 (2)		6,659	6,660
Boost Newco Borrower LLC
5.25% (CME Term SOFR + 2.50%), 01/31/2031 (2)		537	537
8.33% (CME Term SOFR + 3.00%), 01/31/2031 (2)		1,845	1,845
BrewCo Borrower LLC
9.09% (CME Term SOFR + 3.50%), 04/05/2028 (2)		1,013	925
10.59% (CME Term SOFR + 5.00%), 04/05/2028 (2)		1,609	1,271
11.58% (CME Term SOFR + 6.25%), 04/05/2028 (2)		422	424
Buzz Finco LLC
8.19% (CME Term SOFR + 2.75%), 01/29/2027 (2)		686	686
Caesars Entertainment, Inc.
8.10% (CME Term SOFR + 2.75%), 02/06/2031 (2)		1,994	1,992
Carestream Dental Technology Parent Ltd.
8.71% (LIBOR + 3.25%), 09/01/2024 (2)		1,648	1,417
9.94% (CME Term SOFR + 4.50%), 09/01/2024 (2)		505	415
Catalent Pharma Solutions, Inc.
7.46% (CME Term SOFR + 2.00%), 02/22/2028 (2)		2,031	2,029
CCI Buyer, Inc.
9.33% (CME Term SOFR + 4.00%), 12/17/2027 (2)		905	906

The accompanying notes are an integral part of these financial statements.

224

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
BANK LOANS – 0.73% – (continued)
Central Parent LLC
8.58% (CME Term SOFR + 3.25%), 07/06/2029 (2)		$1,220	$1,202
Charter Communications Operating LLC
7.05% (CME Term SOFR + 1.75%), 02/01/2027 (2)		477	477
Chemours Co.
8.84% (CME Term SOFR + 3.50%), 08/18/2028 (2)		1,960	1,950
Clean Harbors, Inc.
7.21% (CME Term SOFR + 1.75%), 10/08/2028 (2)		1,929	1,936
Commscope, Inc.
8.71% (CME Term SOFR + 3.25%), 04/06/2026 (2)		3,340	2,997
ConnectWise LLC
9.10% (CME Term SOFR + 3.50%), 09/29/2028 (2)		413	409
CSC Holdings LLC
7.94% (CME Term SOFR + 2.50%), 04/15/2027 (2)		1,293	1,071
Deerfield Dakota Holding LLC
8.84% (CME Term SOFR + 3.50%), 04/09/2027 (2)		1,735	1,733
DIRECTV Financing LLC
10.46% (CME Term SOFR + 5.00%), 08/02/2027 (2)		1,052	1,054
DTI Holdco, Inc.
10.09% (CME Term SOFR + 4.75%), 04/26/2029 (2)		283	284
EagleView Technology Corp.
8.83% (CME Term SOFR + 3.50%), 08/14/2025 (2)		3,153	3,021
Elanco Animal Health, Inc.
7.18% (CME Term SOFR + 1.75%), 08/01/2027 (2)		5,841	5,816
Element Materials Technology Group U.S. Holdings, Inc.
9.68% (CME Term SOFR + 4.25%), 07/06/2029 (2)		280	280
9.68% (CME Term SOFR + 4.25%), 07/06/2029 (2)		606	607
Envalior Finance GmbH
9.37% (EURIBOR + 5.50%), 03/29/2030 (2)	EUR	4,100	4,200
10.83% (CME Term SOFR + 5.50%), 03/29/2030 (2)		$8,098	7,615
Fertitta Entertainment LLC
9.08% (CME Term SOFR + 3.75%), 01/27/2029 (2)		1,212	1,213
Finastra USA, Inc.
1.78% (CME Term SOFR + 7.25%), 09/13/2029 (2)(4)		28	28
12.46% (CME Term SOFR + 7.25%), 09/13/2029 (2)		2,530	2,530
First Brands Group LLC
10.59% (CME Term SOFR + 5.00%), 03/30/2027 (2)		439	435
Froneri International Ltd.
7.69% (CME Term SOFR + 2.25%), 01/29/2027 (2)		986	985
Frontier Communications Holdings LLC
9.21% (CME Term SOFR + 3.75%), 10/08/2027 (2)		2,125	2,121
Gainwell Acquisition Corp.
9.43% (CME Term SOFR + 4.00%), 10/01/2027 (2)		2,437	2,357
Gen Digital, Inc.
6.94% (CME Term SOFR + 1.50%), 09/10/2027 (2)		2,170	2,167
Gray Television, Inc.
8.44% (CME Term SOFR + 3.00%), 12/01/2028 (2)		2	2
Grifols Worldwide Operations Ltd.
7.44% (CME Term SOFR + 2.00%), 11/15/2027 (2)		4,479	4,400
Hanesbrands, Inc.
7.44% (CME Term SOFR + 2.10%), 11/19/2026 (2)		1,191	1,170
Healthpeak Properties, Inc.
(CME Term SOFR + 1.60%), 02/22/2027		1,665	1,644
(CME Term SOFR + 1.60%), 08/20/2027		1,665	1,644
Hilton Garden Inn Waikiki
3.50% (CME Term SOFR + 3.50%), 05/31/2029 (2)(18)		5,100	5,082
Invitation Homes Operating Partnership LP
6.44% (CME Term SOFR + 1.00%), 01/31/2025 (2)		1,020	1,011

The accompanying notes are an integral part of these financial statements.

225

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
BANK LOANS – 0.73% – (continued)
Iron Mountain Information Management LLC
7.59% (CME Term SOFR + 2.25%), 01/31/2031 (2)		$1,732	$1,722
Jane Street Group LLC
7.83% (CME Term SOFR + 2.50%), 01/26/2028 (2)		1,610	1,608
Jazz Pharmaceuticals Plc
8.46% (CME Term SOFR + 3.00%), 05/05/2028 (2)		3,674	3,674
Jazz Pharmaceuticals, Inc.
7.59% (CME Term SOFR + 2.25%), 05/05/2028 (2)		5,231	5,231
KFC Holding Co.
7.20% (CME Term SOFR + 1.75%), 03/15/2028 (2)		1,131	1,129
Lealand Finance Co. BV
6.44% (CME Term SOFR + 1.00%), 12/31/2027 (2)		694	309
8.46% (CME Term SOFR + 3.00%), 06/30/2027 (2)		149	71
Magnite, Inc.
9.84% (CME Term SOFR + 4.50%), 02/06/2031 (2)		452	453
Market Bidco Ltd.
8.58% (EURIBOR + 4.75%), 11/04/2027 (2)	EUR	5,669	6,047
Match Group, Inc.
7.24% (CME Term SOFR + 1.75%), 02/13/2027 (2)		$330	329
Mativ Holdings, Inc.
7.94% (CME Term SOFR + 2.50%), 05/06/2027 (2)		773	763
Medline Borrower LP
8.09% (CME Term SOFR + 2.75%), 10/23/2028 (2)		2,214	2,217
MH Sub I LLC
9.59% (CME Term SOFR + 4.25%), 05/03/2028 (2)		515	514
Modivcare, Inc.
10.08% (CME Term SOFR + 4.75%), 06/20/2031 (2)		4,503	4,413
Naked Juice LLC
8.68% (CME Term SOFR + 3.25%), 01/24/2029 (2)		6,046	5,598
11.43% (CME Term SOFR + 6.00%), 01/24/2030 (2)		778	621
Osmosis Buyer Ltd.
9.33% (CME Term SOFR + 3.50%), 07/31/2028 (2)		1,861	1,864
Patriot Container Corp.
9.19% (CME Term SOFR + 3.75%), 03/20/2025 (2)		380	370
Peer Holding III BV
8.33% (CME Term SOFR + 3.00%), 09/30/2024 (2)		1,561	1,562
Penn Entertainment, Inc.
8.19% (CME Term SOFR + 2.75%), 05/03/2029 (2)		662	663
Peraton Corp.
9.19% (CME Term SOFR + 3.75%), 02/01/2028 (2)		1,278	1,277
Poseidon Bidco
8.72% (EURIBOR + 5.00%), 03/13/2030 (2)	EUR	15,000	15,015
Pre-Paid Legal Services, Inc.
9.21% (CME Term SOFR + 3.75%), 12/15/2028 (2)		$801	799
Renaissance Holding Corp.
9.60% (CME Term SOFR + 4.25%), 04/05/2030 (2)		1,037	1,035
Research Now Group LLC
10.44% (CME Term SOFR + 5.11%), 07/15/2028 (2)		32	32
11.09% (CME Term SOFR + 7.50%), 12/20/2024 (2)		881	654
SBA Senior Finance II LLC
7.35% (CME Term SOFR + 2.00%), 01/25/2031 (2)		2,804	2,806
Spin Holdco, Inc.
9.60% (CME Term SOFR + 4.00%), 03/04/2028 (2)		2,607	2,209
Star Parent, Inc.
9.08% (CME Term SOFR + 3.75%), 09/27/2030 (2)		1,285	1,283
SVF II Finco LP
6.00% (FIXED + 6.00%), 12/23/2025 (2)(15)		7,056	7,056

The accompanying notes are an integral part of these financial statements.

226

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BANK LOANS – 0.73% – (continued)
Syniverse Holdings LLC
12.33% (CME Term SOFR + 7.00%), 05/13/2027 (2)	$286	$278
Telenet Financing USD LLC
7.44% (CME Term SOFR + 2.00%), 04/30/2028 (2)	796	756
Trans Union LLC
7.09% (CME Term SOFR + 1.75%), 06/24/2031 (2)	485	484
7.34% (CME Term SOFR + 2.00%), 12/01/2028 (2)	981	980
TransDigm, Inc.
8.55% (CME Term SOFR + 3.25%), 08/24/2028 (2)	38,051	38,106
8.55% (CME Term SOFR + 3.25%), 03/22/2030 (2)	2,055	2,059
Triton Water Holdings, Inc.
8.55% (CME Term SOFR + 3.25%), 03/31/2028 (2)	815	815
TruGreen LP
9.44% (CME Term SOFR + 4.00%), 11/02/2027 (2)	785	755
U.S. Renal Care, Inc.
10.44% (CME Term SOFR + 5.00%), 06/28/2028 (2)	948	825
United Natural Foods, Inc.
10.09% (CME Term SOFR + 4.75%), 05/01/2031 (2)	1,715	1,715
Whatabrands LLC
8.09% (CME Term SOFR + 2.75%), 08/03/2028 (2)	823	823
William Morris Endeavor Entertainment LLC
8.21% (CME Term SOFR + 2.75%), 05/18/2025 (2)	819	820
Windstream Services LLC
9.44% (CME Term SOFR + 4.00%), 02/23/2027 (2)	4,210	4,199
11.69% (CME Term SOFR + 6.25%), 09/21/2027 (2)	71	71
Zayo Group Holdings, Inc.
8.46% (CME Term SOFR + 3.00%), 03/09/2027 (2)	5,111	4,436
9.59% (CME Term SOFR + 4.25%), 03/09/2027 (2)	1,089	956

Total Bank Loans (Cost: $253,403)		252,553

	Shares (000s)	Value (000s)
COMMON STOCKS – 0.09%
Communications – 0.06%
Clear Channel Outdoor Holdings, Inc. – Class A (9)	2,065	2,912
iHeartMedia, Inc. – Class A (9)	499	544
iHeartMedia, Inc. – Class B (9)(15)	365	358
Intelsat SA (9)(18)	447	16,427
Windstream Holdings II LLC (9)(15)	9	81

Total Communications		20,322

Consumer Discretionary – 0.02%
Neiman Marcus Group, Inc. (9)(15)(18)	62	8,421

Total Consumer Discretionary		8,421

Financials – 0.00% (10)
Voyager Aviation Holdings LLC (1)(9)(14)(15)	0	—

Total Financials		—

Healthcare – 0.01%
AmSurg Corp. (9)(15)(18)	91	3,882

Total Healthcare		3,882

Total Common Stocks (Cost: $56,376)		32,625

The accompanying notes are an integral part of these financial statements.

227

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
CONVERTIBLE PREFERRED STOCKS – 0.02%
Financials – 0.02%
Bank of America Corp., 7.25%	5	$6,275
Wells Fargo & Co., 7.50% (14)	0	57

Total Financials		6,332

Total Convertible Preferred Stocks (Cost: $7,182)		6,332

PREFERRED STOCKS – 0.00% (10)
Financials – 0.00% (10)
Cayenne Aviation Holdings LLC (1)(9)(14)(15)	0	—

Total Financials		—

Total Preferred Stocks (Cost: $61)		—

WARRANTS – 0.00% (10)
Communications – 0.00% (10)
Intelsat SA, expires 02/17/2027 (9)(14)(15)	1	—
Intelsat SA, expires 02/17/2027 (9)(14)(15)	4	—

Total Communications		—

Total Warrants (Cost: $8,349)		—

SHORT-TERM INVESTMENTS – 12.55%
Money Market Funds – 6.69%
Fidelity Institutional Money Market Government Fund – Class I, 5.25% (16)	2,299,925	2,299,925

Total Money Market Funds (Cost: $2,299,925)		2,299,925

	Principal Amount (000s)	Value (000s)
Government Related – 1.00%
Federal Home Loan Bank Discount Notes, 5.15%, 11/01/2024	$250,000	245,545
Federal Home Loan Bank Discount Notes, 5.16%, 10/30/2024	25,000	24,556
Federal Home Loan Bank Discount Notes, 5.17%, 11/08/2024	75,000	73,590

Total Government Related (Cost: $343,956)		343,691

Corporate Bonds – 0.00% (10)
Consumer, Cyclical – 0.00% (10)
Gol Finance SA
15.83% (1 Month Term SOFR + 10.50%), 01/29/2025 (1)(2)	304	328

Total Consumer, Cyclical		328

Total Corporate Bonds (Cost: $295)		328

Commercial Paper – 0.04%
Entergy Corp., 0.00%, 07/02/2024	3,300	3,298
Entergy Corp., 0.00%, 07/18/2024	4,400	4,387
Entergy Corp., 0.00%, 07/24/2024	3,600	3,586
Entergy Corp., 0.00%, 07/25/2024	3,500	3,485

Total Commercial Paper (Cost: $14,762)		14,756

The accompanying notes are an integral part of these financial statements.

228

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Repurchase Agreements – 4.45%
BNP Paribas S.A., 5.34% dated 06/28/2024, due 07/01/2024, repurchase price $597,689 (collateralized by U.S. Treasury Note, value $607,390, 3.50%, 04/30/2030)		$597,600	$597,600
BNP Paribas S.A., 5.38% dated 06/28/2024, due 07/01/2024, repurchase price $677,201 (collateralized by U.S. Treasury Note, value $690,597, 2.00-2.25%, 08/15/2025-08/15/2027)		677,100	677,100
Bank of America Securities, Inc., 5.39% dated 06/28/2024, due 07/01/2024, repurchase price $254,938 (collateralized by U.S. Treasury Note, value $259,156, 3.75%, 05/31/2030)		254,900	254,900

Total Repurchase Agreements (Cost: $1,529,600)			1,529,600

U.S. Treasury Bills – 0.26%
U.S. Treasury Bill, 0.00%, 07/25/2024 (12)		1,291	1,286
U.S. Treasury Bill, 0.00%, 09/12/2024		38,120	37,715
U.S. Treasury Bill, 0.00%, 09/19/2024		50,000	49,421

Total U.S. Treasury Bills (Cost: $88,446)			88,422

Time Deposits – 0.11%
ANZ, Hong Kong, 4.09% due 07/01/2024	NZD	549	334
BNP Paribas, Paris, 3.36% due 07/01/2024	AUD	5,070	3,382
Brown Brothers Harriman, 3.38% due 07/01/2024 (14)	NOK	0	0
Brown Brothers Harriman, 6.33% due 07/01/2024	ZAR	8,811	484
Citibank, London, 2.84% due 07/01/2024	EUR	3,403	3,645
HSBC, Hong Kong, 3.93% due 07/02/2024	HKD	430	55
HSBC, Singapore, 2.60% due 07/01/2024 (14)	SGD	0	0
JP Morgan, New York, 4.83% due 07/01/2024		$7,831	7,831
Royal Bank of Canada, London, 4.40% due 07/01/2024	GBP	6,836	8,640
Royal Bank of Canada, Toronto, 3.77% due 07/02/2024	CAD	3,721	2,720
Skandinaviska Enskilda Banken AB, Stockholm, 0.32% due 07/01/2024	CHF	197	219
Skandinaviska Enskilda Banken AB, Stockholm, 2.76% due 07/01/2024	SEK	6	1
Skandinaviska Enskilda Banken AB, Stockholm, 4.83% due 07/01/2024		$9,482	9,482
Sumitomo Trust Bank, London, 4.83% due 07/01/2024		142	142
Sumitomo, Tokyo, -0.14% due 07/01/2024	JPY	21,217	132

Total Time Deposits (Cost: $37,067)			37,067

Total Short-Term Investments (Cost: $4,314,051)			4,313,789

TOTAL INVESTMENTS IN SECURITIES – 122.47% (Cost: $43,701,816)			42,083,308

TBA SALE COMMITMENTS – (0.90)%
Mortgage-Backed Obligations – (0.90)%
Fannie Mae
2.50%, 07/01/2043 (17)		$(51,600)	(42,129)
2.50%, 08/01/2054 (17)		(51,600)	(42,173)
3.00%, 07/01/2039 (17)		(7,083)	(6,552)
3.00%, 08/01/2054 (17)		(221,350)	(188,440)
3.50%, 07/01/2039 (17)		(1,014)	(959)
3.50%, 07/01/2054 (17)		(24,100)	(21,329)
Ginnie Mae
3.50%, 08/01/2054 (17)		(7,869)	(7,065)

Total Mortgage-Backed Obligations (Proceeds Received: $(309,991))			(308,647)

Total TBA Sale Commitments (Proceeds Received: $(309,991))			(308,647)

LIABILITIES IN EXCESS OF OTHER ASSETS – (21.57)%			(7,413,411)

TOTAL NET ASSETS – 100.00%			$34,361,250

The accompanying notes are an integral part of these financial statements.

229

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

REIT Real Estate Investment Trust

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

COP	Colombian Peso

CZK	Czech Koruna

DOP	Dominican Republic Peso

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah
JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peruvian Sol

PLN	Polish Zloty

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

ZAR	South African Rand

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $9,067,839, which represents 26.39% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2024.

(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of June 30, 2024.

(4)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(5)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2024.

(6)	Adjustable rate security. The rate reported is the rate in effect as of June 30, 2024.

(7)	Payment in-kind security for which part of the income earned may be paid as additional principal.

(8)	Security in default as of June 30, 2024. The value of these securities totals $7,789, which represents 0.02% of total net assets.

(9)	Non-income producing security.

(10)	Amount calculated is less than 0.005%.

(11)	Inflation protected security. The value of these securities totals $572,537, which represents 1.67% of total net assets.

(12)	All or a portion of the security assigned as collateral for certain futures and swap contracts. The value of these pledged issues totals $160,483, which represents 0.47% of total net assets.

(13)	Delayed delivery purchase commitment security. The value of these securities totals $6,248,750, which represents 18.19% of total net assets.

(14)	A zero balance may reflect actual amounts rounding to less than one thousand.

(15)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $31,925 which represents 0.09% of total net assets.

(16)	Represents annualized seven-day yield as of the close of the reporting period.

(17)	Delayed delivery sale commitment security. The value of these securities totals $(308,647), which represents (0.90)% of total net assets.

(18)	Security that is restricted at June 30, 2024. The value of these securities totals $176,400, which represents 0.51% of total net assets.

The accompanying notes are an integral part of these financial statements.

230

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
36	3 Month SOFR Future	Sep. 2024		$8,523	$8,518	$(5)
27	3 Month SONIA Future	Dec. 2024	GBP	6,498	8,130	(84)
275	Australian 10 Year Bond Future	Sep. 2024	AUD	31,299	20,835	(45)
7,297	U.S. 5 Year Note Future	Sep. 2024		$773,770	777,701	3,931
802	U.S. 10 Year Note Future	Sep. 2024		88,253	88,207	(46)
782	U.S. Long Bond Future	Sep. 2024		91,752	92,520	768
11,273	U.S. Treasury 2 Year Note Future	Sep. 2024		2,298,036	2,302,158	4,122
23,290	U.S. Ultra 10 Year Note Future	Sep. 2024		2,621,985	2,644,143	22,158
1,437	U.S. Ultra Bond Future	Sep. 2024		177,712	180,119	2,407

						33,206

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(631)	Canadian 10 Year Bond Future	Sep. 2024	CAD	(76,171)	$(55,381)	$297
(58)	Euro-Bobl Future	Sep. 2024	EUR	(6,721)	(7,233)	(35)
(463)	Euro-Bund Future	Sep. 2024		(60,324)	(65,264)	(659)
(55)	Euro-Buxl 30 Year Bond Future	Sep. 2024		(7,004)	(7,671)	(171)
(1,616)	U.S. 5 Year Note Future	Sep. 2024		$(171,135)	(172,230)	(1,095)
(840)	U.S. 10 Year Note Future	Sep. 2024		(91,936)	(92,387)	(451)
(1,112)	U.S. Long Bond Future	Sep. 2024		(130,150)	(131,564)	(1,414)
(896)	U.S. Ultra 10 Year Note Future	Sep. 2024		(100,648)	(101,724)	(1,076)

						(4,604)

						$28,602

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	5,548	USD	3,696	07/02/24	BNP Paribas	$4
CLP	339,419	USD	360	07/26/24	Citibank	1
EUR	4,845	USD	5,187	07/01/24	Goldman Sachs	1
EUR	212,052	USD	226,811	07/02/24	BNP Paribas	286
EUR	1,298	USD	1,389	07/02/24	Goldman Sachs	2
EUR	1,660	USD	1,776	07/02/24	J.P. Morgan	1
EUR	3,308	USD	3,547	08/02/24	J.P. Morgan	1
IDR	13,691,680	USD	830	07/26/24	Deutsche Bank	7
INR	3,299,201	USD	39,385	09/24/24	Bank of America	77
INR	727,998	USD	8,689	09/24/24	J.P. Morgan	19
INR	208,958	USD	2,499	09/24/24	Morgan Stanley (1)	0
KRW	24,969	USD	18	07/22/24	J.P. Morgan (1)	0
KRW	721,287	USD	520	07/26/24	Barclays Bank	3
MXN	15,924	USD	860	07/26/24	Goldman Sachs	7
MXN	28,116	USD	1,520	07/26/24	J.P. Morgan	11
MXN	744,281	USD	39,934	09/18/24	BNP Paribas	247
PLN	4,761	USD	1,180	07/26/24	Bank of America	2
THB	9,343	USD	255	07/26/24	Goldman Sachs (1)	0
TRY	507,723	USD	14,334	07/09/24	BNP Paribas	1,100
TRY	191,842	USD	5,637	07/12/24	J.P. Morgan	175
TRY	77,420	USD	2,266	07/16/24	Goldman Sachs	68
TRY	245,577	USD	7,280	07/19/24	Goldman Sachs	100
TRY	51,029	USD	1,500	07/26/24	Barclays Bank	21
TRY	17,233	USD	510	07/26/24	UBS	4

The accompanying notes are an integral part of these financial statements.

231

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
TRY	1,100	USD	32	07/29/24	BNP Paribas (1)	$0
TRY	697,743	USD	20,483	08/02/24	Bank of America	151
TRY	14,473	USD	425	08/02/24	Morgan Stanley	3
TRY	88,995	USD	2,603	08/07/24	J.P. Morgan	14
TRY	348,244	USD	10,084	08/08/24	BNP Paribas	142
TRY	40,261	USD	1,121	08/08/24	J.P. Morgan	61
TRY	326,081	USD	9,380	08/12/24	J.P. Morgan	150
TRY	313,024	USD	9,097	08/15/24	J.P. Morgan	20
TRY	39,769	USD	1,142	08/20/24	Morgan Stanley	9
TRY	289,765	USD	8,275	08/23/24	Bank of America	87
TRY	182,063	USD	5,207	08/23/24	BNP Paribas	46
TRY	59,166	USD	1,622	08/26/24	J.P. Morgan	80
TRY	25,471	USD	726	08/28/24	J.P. Morgan	5
TRY	122,087	USD	3,302	09/03/24	Deutsche Bank	179
TRY	31,995	USD	902	09/10/24	Goldman Sachs	4
USD	239,463	EUR	220,561	07/02/24	Bank of America	3,253
USD	940	BRL	5,223	07/02/24	Barclays Bank	5
USD	11,799	EUR	10,899	07/02/24	BNP Paribas	127
USD	301,038	GBP	235,664	07/02/24	BNP Paribas	3,136
USD	107,060	BRL	595,136	07/02/24	Deutsche Bank	598
USD	110,595	BRL	601,148	07/02/24	Goldman Sachs	3,057
USD	973	EUR	896	07/02/24	Morgan Stanley	14
USD	191	NOK	2,016	07/02/24	Morgan Stanley	2
USD	780	NZD	1,274	07/02/24	Morgan Stanley	4
USD	19,716	EUR	18,138	07/12/24	Bank of America	282
USD	109	EUR	100	07/17/24	Barclays Bank	1
USD	4,862	IDR	77,412,581	07/17/24	Barclays Bank	130
USD	904	EUR	837	07/17/24	Deutsche Bank	7
USD	675	EUR	623	07/17/24	Morgan Stanley	7
USD	467	PEN	1,783	07/18/24	Barclays Bank	3
USD	1,384	PEN	5,236	07/18/24	Citibank	21
USD	319	EUR	294	07/18/24	Morgan Stanley	4
USD	469	PEN	1,783	07/18/24	Morgan Stanley	5
USD	642	EUR	599	07/24/24	Morgan Stanley	1
USD	1,354	EUR	1,260	07/26/24	Bank of America	3
USD	670	SEK	6,981	07/26/24	Bank of America	11
USD	255	THB	9,336	07/26/24	Citibank (1)	0
USD	22,249	IDR	363,793,399	07/26/24	Deutsche Bank	15
USD	990	CNH	7,197	07/26/24	J.P. Morgan	2
USD	6,864	IDR	111,828,288	07/26/24	J.P. Morgan	29
USD	1,620	PLN	6,504	07/26/24	J.P. Morgan	4
USD	310	MXN	5,613	07/26/24	Morgan Stanley	4
USD	340	ZAR	6,189	07/26/24	UBS (1)	0
USD	286,258	GBP	226,342	08/02/24	BNP Paribas	85
USD	776	NZD	1,274	08/02/24	J.P. Morgan (1)	0
USD	189	NOK	2,015	08/02/24	Morgan Stanley (1)	0
USD	2,383	CZK	54,206	08/29/24	Morgan Stanley	63
USD	18,799	TWD	604,861	09/13/24	BNP Paribas	143
USD	9,474	TWD	305,317	09/13/24	Goldman Sachs	57
USD	12,449	TWD	400,811	09/13/24	J.P. Morgan	87
USD	4,970	TWD	159,445	09/13/24	Morgan Stanley	52
USD	49,894	BRL	272,474	09/18/24	Barclays Bank	1,585
USD	375	EUR	347	09/18/24	Barclays Bank	2
USD	5,422	BRL	29,700	09/18/24	Citibank	157
USD	121	GBP	95	09/18/24	Citibank	1
USD	3,034	JPY	472,636	09/18/24	Citibank	61
USD	15,994	EUR	14,860	09/18/24	Deutsche Bank	18

The accompanying notes are an integral part of these financial statements.

232

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	11,475	GBP	8,959	09/18/24	Deutsche Bank	$143
USD	12,941	PEN	48,495	09/18/24	Deutsche Bank	325
USD	5,990	BRL	33,240	09/18/24	Goldman Sachs	97
USD	6,377	EUR	5,927	09/18/24	Goldman Sachs	5
USD	64,646	EUR	59,580	09/18/24	J.P. Morgan	594
USD	387	GBP	304	09/18/24	J.P. Morgan	3
USD	172	EUR	160	09/18/24	UBS (1)	0
USD	14,184	JPY	2,191,463	09/18/24	UBS	397
USD	964	EUR	895	10/01/24	J.P. Morgan	1
USD	1,570	BRL	7,988	10/02/24	J.P. Morgan	156
USD	104,649	BRL	543,000	01/03/25	Goldman Sachs	9,488
USD	950	KWD	276	05/03/29	BNP Paribas	28
USD	13,930	KWD	4,052	05/07/29	BNP Paribas	412
USD	1,980	KWD	576	07/02/29	BNP Paribas	60
ZAR	79,612	USD	4,255	07/02/24	Morgan Stanley	121
ZAR	7,954	USD	430	07/26/24	Barclays Bank	6

					Total Unrealized Appreciation	27,960

BRL	5,223	USD	1,010	07/02/24	Barclays Bank	(76)
BRL	595,136	USD	117,804	07/02/24	Deutsche Bank	(11,343)
BRL	601,148	USD	108,142	07/02/24	Goldman Sachs	(604)
BRL	5,571	USD	1,010	08/02/24	Goldman Sachs	(17)
BRL	601,393	USD	109,585	10/02/24	Goldman Sachs	(3,129)
CLP	797,615	USD	850	07/26/24	Morgan Stanley	(3)
COP	2,100,603	USD	510	07/26/24	Barclays Bank	(6)
CZK	11,835	USD	510	07/26/24	Deutsche Bank	(4)
EUR	16,477	USD	17,948	07/02/24	Bank of America	(302)
EUR	895	USD	959	07/02/24	J.P. Morgan	(1)
EUR	3	USD	3	07/17/24	Morgan Stanley (1)	(0)
EUR	610	USD	655	07/26/24	Barclays Bank	(1)
GBP	231,811	USD	293,139	07/02/24	BNP Paribas	(107)
GBP	1,764	USD	2,234	07/02/24	Goldman Sachs	(5)
GBP	2,089	USD	2,657	07/02/24	J.P. Morgan	(16)
HUF	191,806	USD	520	07/26/24	Goldman Sachs (1)	(0)
IDR	51,261,743	USD	3,151	07/17/24	Barclays Bank	(17)
IDR	25,534,115	USD	1,564	07/17/24	J.P. Morgan	(3)
IDR	479,936,979	USD	29,396	07/26/24	BNP Paribas	(64)
IDR	1,147,768	USD	70	09/18/24	Barclays Bank (1)	(0)
JPY	14,880,569	USD	95,188	07/02/24	BNP Paribas	(2,699)
JPY	80,540	USD	510	07/26/24	J.P. Morgan	(8)
JPY	14,758,140	USD	92,483	08/02/24	J.P. Morgan	(307)
KRW	34,370	USD	25	07/22/24	Bank of America (1)	(0)
KRW	37,015	USD	27	07/22/24	BNP Paribas (1)	(0)
KRW	20,230	USD	15	07/22/24	Deutsche Bank (1)	(0)
MXN	44,101	USD	2,415	07/26/24	Citibank	(14)
NOK	2,016	USD	189	07/02/24	Morgan Stanley (1)	(0)
PEN	4,644	USD	1,215	07/18/24	Citibank	(6)
PEN	1,870	USD	490	07/26/24	Citibank	(3)
PLN	2,244	USD	560	07/26/24	Deutsche Bank	(3)
USD	4,508	ZAR	84,639	07/02/24	Citibank	(144)
USD	3,683	AUD	5,548	07/02/24	Deutsche Bank	(18)
USD	28	EUR	26	07/02/24	Goldman Sachs (1)	(0)
USD	269	ZAR	4,932	07/02/24	UBS	(2)
USD	5,190	EUR	4,845	07/12/24	Goldman Sachs	(1)
USD	1,706	MXN	31,717	07/17/24	Barclays Bank	(24)
USD	69	ZAR	1,265	07/19/24	BNP Paribas (1)	(0)
USD	14,935	ZAR	273,246	07/19/24	Goldman Sachs	(64)

The accompanying notes are an integral part of these financial statements.

233

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	28,116	ZAR	517,587	07/19/24	J.P. Morgan	(295)
USD	2,389	EUR	2,237	07/24/24	J.P. Morgan	(9)
USD	520	KRW	716,924	07/26/24	Barclays Bank (1)	(0)
USD	5,211	MXN	96,382	07/26/24	Barclays Bank	(37)
USD	333	TRY	11,317	07/26/24	Barclays Bank	(5)
USD	520	CLP	496,907	07/26/24	Morgan Stanley	(8)
USD	1,370	COP	5,734,450	07/26/24	Morgan Stanley	(5)
USD	1,467	PLN	5,917	07/26/24	UBS	(3)
USD	3,700	AUD	5,548	08/02/24	BNP Paribas	(4)
USD	227,142	EUR	212,052	08/02/24	BNP Paribas	(298)
USD	711	AUD	1,066	08/02/24	Morgan Stanley (1)	(0)
USD	2,325	COP	9,771,460	08/26/24	Citibank	(8)
USD	3,001	ZAR	55,716	09/03/24	Morgan Stanley	(46)
USD	4,824	MXN	91,996	09/18/24	Barclays Bank	(143)
USD	17	INR	1,430	09/24/24	J.P. Morgan (1)	(0)
ZAR	9,959	USD	550	07/02/24	J.P. Morgan	(3)
ZAR	82,789	USD	4,553	07/19/24	BNP Paribas	(8)
ZAR	6,150	USD	340	07/26/24	UBS	(3)

					Total Unrealized Depreciation	(19,866)

					Net Unrealized Appreciation	$8,094

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

AUD	Australian Dollar

BRL	Brazilian Real

CLP	Chilean Peso

CNH	China Yuan

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	Korean Won
KWD	Kuwaiti Dinar

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peruvian Sol

PLN	Polish Zloty

SEK	Swedish Krona

THB	Thai Baht

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Centrally Cleared Credit Default Swaps – Buy Protection

Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
iTraxx Europe Crossover Series 41 Version 1	5.00%	Quarterly	6/20/2029	3.21%	EUR	6,330	$(611)	$99	$(512)

							$(611)	$99	$(512)

The accompanying notes are an integral part of these financial statements.

234

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T, Inc.	1.00%	Quarterly	12/20/2024	0.28%		$5,200	$3	$16	$19
AT&T, Inc.	1.00	Quarterly	6/20/2026	0.40		2,700	511	(479)	32
AT&T, Inc.	1.00	Quarterly	6/20/2028	0.56		1,300	(7)	28	21
CDX.EM.32	1.00	Quarterly	12/20/2024	0.42		13,000	(422)	456	34
CDX.EM.34	1.00	Quarterly	12/20/2025	1.67		3,100	(185)	158	(27)
CDX.EM.36	1.00	Quarterly	12/20/2026	1.21		28,000	(515)	401	(114)
CDX.EM.38	1.00	Quarterly	12/20/2027	1.46		2,400	(119)	86	(33)
CDX.EM.39	1.00	Quarterly	6/20/2028	1.50		800	(227)	213	(14)
CDX.EM.40	1.00	Quarterly	12/20/2028	1.63		4,200	(193)	90	(103)
CDX.EM.41	1.00	Quarterly	6/20/2029	1.75		1,000	(37)	6	(31)
CDX.NA.HY.35	5.00	Quarterly	12/20/2025	1.54		485	39	(14)	25
CDX.NA.HY.39	5.00	Quarterly	12/20/2027	2.97		882	(17)	73	56
CDX.NA.HY.40	5.00	Quarterly	6/20/2028	3.13		1,584	271	(169)	102
CDX.NA.HY.41	5.00	Quarterly	12/20/2028	3.28		80,700	(3,072)	8,297	5,225
CDX.NA.HY.42	5.00	Quarterly	6/20/2029	3.44		153,500	9,986	(106)	9,880
CDX.NA.HY.42	5.00	Quarterly	6/20/2029	3.44		164,325	10,307	270	10,577
Ford Motor Credit Co. LLC (1)	5.00	Quarterly	12/20/2024	0.27		1,700	0	41	41
Ford Motor Credit Co. LLC	5.00	Quarterly	6/20/2025	0.30		700	27	5	32
Ford Motor Credit Co. LLC	5.00	Quarterly	12/20/2025	0.50		600	23	16	39
Ford Motor Credit Co. LLC	5.00	Quarterly	6/20/2026	0.60		19,400	3	1,637	1,640
Rolls-Royce PLC	1.00	Quarterly	6/20/2025	0.29	EUR	14,300	(282)	392	110

							$16,094	$11,417	$27,511

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Credit Default Swaps – Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	Abbott Laboratories	1.00%	Quarterly	6/20/2029	0.43%	$2,433	$(58)	$(4)	$(62)
Bank of America	American Electric Power Co., Inc.	1.00	Quarterly	6/20/2029	0.39	3,488	(93)	(3)	(96)
Bank of America	American Electric Power Co., Inc.	1.00	Quarterly	6/20/2029	0.39	2,783	(81)	4	(77)
Goldman Sachs	American Electric Power Co., Inc.	1.00	Quarterly	6/20/2029	0.39	6,460	(172)	(6)	(178)
Goldman Sachs	American Express Co.	1.00	Quarterly	6/20/2029	0.33	6,460	(184)	(12)	(196)
Bank of America	Brazilian Government International	1.00	Quarterly	6/20/2029	1.69	709	20	1	21
Bank of America	Brazilian Government International	1.00	Quarterly	6/20/2029	1.69	2,328	39	31	70
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.42	975	15	(18)	(3)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.42	974	15	(18)	(3)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.42	970	15	(18)	(3)

The accompanying notes are an integral part of these financial statements.

235

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Credit Default Swaps – Buy Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.42	976	15	(18)	(3)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.42	1,370	21	(25)	(4)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.42	586	9	(11)	(2)
Barclays Bank	Brazilian Government International (1)	1.00	Quarterly	6/20/2029	1.69	516	15	0	15
Barclays Bank	Brazilian Government International	1.00	Quarterly	6/20/2029	1.69	1,031	30	1	31
Barclays Bank	Brazilian Government International	1.00	Quarterly	6/20/2029	1.69	536	15	1	16
Goldman Sachs	Brazilian Government International	1.00	Quarterly	6/20/2029	1.69	436	12	1	13
Goldman Sachs	Brazilian Government International	1.00	Quarterly	6/20/2029	1.69	436	11	2	13
Goldman Sachs	Brazilian Government International	1.00	Quarterly	6/20/2029	1.69	1,117	31	2	33
Citibank	Chile Government International (1)	1.00	Quarterly	6/20/2029	0.57	888	(18)	0	(18)
Citibank	Chile Government International (1)	1.00	Quarterly	6/20/2029	0.57	888	(18)	0	(18)
Citibank	Chile Government International (1)	1.00	Quarterly	6/20/2029	0.57	2,026	(40)	0	(40)
J.P. Morgan	Colombia Government International	1.00	Quarterly	6/20/2029	1.95	1,697	60	9	69
Goldman Sachs	Dominion Energy, Inc.	1.00	Quarterly	6/20/2029	0.48	6,326	(119)	(27)	(146)
Citibank	Republic Of South Africa	1.00	Quarterly	6/20/2029	2.08	942	58	(15)	43
Citibank	Republic Of South Africa	1.00	Quarterly	6/20/2029	2.08	838	52	(13)	39
Morgan Stanley	Republic Of South Africa	1.00	Quarterly	6/20/2029	2.08	603	40	(12)	28
Morgan Stanley	Republic Of South Africa	1.00	Quarterly	6/20/2029	2.08	374	25	(7)	18
Bank of America	Turkiye Government International	1.00	Quarterly	6/20/2029	2.75	346	31	(6)	25
Goldman Sachs	Turkiye Government International	1.00	Quarterly	6/20/2029	2.75	865	89	(26)	63
Goldman Sachs	Turkiye Government International	1.00	Quarterly	6/20/2029	2.75	865	89	(25)	64
Goldman Sachs	Turkiye Government International	1.00	Quarterly	6/20/2029	2.75	761	79	(23)	56
Goldman Sachs	Turkiye Government International	1.00	Quarterly	6/20/2029	2.75	1,338	114	(16)	98

							$117	$(251)	$(134)

The accompanying notes are an integral part of these financial statements.

236

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs	Brazilian Government International	1.00%	Quarterly	12/20/2024	0.42%	$3,200	$(5)	$15	$10
BNP Paribas	Colombia Government International	1.00	Quarterly	12/20/2027	1.40	600	(54)	46	(8)
Goldman Sachs	Colombia Government International (1)	1.00	Quarterly	6/20/2027	1.18	1,900	0	(9)	(9)
Goldman Sachs	Colombia Government International	1.00	Quarterly	12/20/2027	1.40	800	(71)	61	(10)
J.P. Morgan	Colombia Government International	1.00	Quarterly	12/20/2026	1.05	1,400	(66)	64	(2)
J.P. Morgan	Colombia Government International	1.00	Quarterly	6/20/2027	1.18	400	(15)	14	(1)
Morgan Stanley	Colombia Government International (1)	1.00	Quarterly	6/20/2027	1.18	900	0	(4)	(4)
Morgan Stanley	Colombia Government International	1.00	Quarterly	12/20/2027	1.40	1,000	(89)	77	(12)
Goldman Sachs	Mexico Government International (1)	1.00	Quarterly	12/20/2028	1.01	200	(2)	2	0
J.P. Morgan	Mexico Government International	1.00	Quarterly	6/20/2026	0.50	100	(1)	2	1
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2024	0.22	300	0	1	1
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2026	0.61	500	262	(257)	5
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2027	0.69	400	(4)	8	4
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2028	0.89	300	(7)	9	2
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2028	1.01	1,100	(12)	11	(1)
Bank of America	Turkey Government International	1.00	Quarterly	12/20/2024	0.62	1,300	(1)	3	2
BNP Paribas	Turkey Government International (1)	1.00	Quarterly	6/20/2025	0.94	200	(34)	34	0
Goldman Sachs	Turkey Government International	1.00	Quarterly	12/20/2024	0.62	900	(96)	98	2
Morgan Stanley	Turkey Government International	1.00	Quarterly	12/20/2024	0.62	3,700	(36)	44	8

							$(231)	$219	$(12)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

237

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
(0.40)%	6 Month EURIBOR	Received	Semi-Annual	12/30/2024	EUR	1,200	$—	$29	$29
(0.36)	6 Month EURIBOR	Received	Semi-Annual	6/30/2025		2,300	—	94	94
(0.33)	6 Month EURIBOR	Received	Semi-Annual	12/30/2025		1,400	—	83	83
(0.29)	6 Month EURIBOR	Received	Semi-Annual	6/30/2026		700	—	51	51
(0.15)	6 Month EURIBOR	Received	Semi-Annual	3/18/2030		16,100	169	2,741	2,910
0.50	6 Month EURIBOR	Received	Semi-Annual	6/17/2050		9,000	(252)	4,060	3,808
0.83	6 Month EURIBOR	Received	Semi-Annual	12/9/2052		158,000	949	9,288	10,237
1.25	3 Month SOFR	Received	Quarterly	12/16/2050		$48,900	4,884	17,749	22,633
1.50	3 Month SOFR	Received	Quarterly	6/17/2050		81,200	(14,796)	48,763	33,967
1.75	1 Year SOFR	Paid	Annual	6/15/2029		3,570	1,189	(1,559)	(370)
2.25	3 Month SOFR	Received	Quarterly	3/12/2050		3,200	(10)	939	929
2.43	6 Month EURIBOR (1)	Received	Semi-Annual	6/19/2054	EUR	2,942	0	78	78
2.43	6 Month EURIBOR (1)	Received	Semi-Annual	6/20/2054		2,849	0	75	75
2.44	6 Month EURIBOR (1)	Paid	Semi-Annual	6/24/2054		2,007	0	(47)	(47)
2.46	6 Month EURIBOR (1)	Received	Semi-Annual	3/22/2054		3,021	0	78	78
2.49	6 Month EURIBOR	Received	Semi-Annual	2/19/2054		14,265	1	286	287
2.51	6 Month EURIBOR	Received	Semi-Annual	2/20/2054		14,265	1	234	235
2.51	6 Month EURIBOR (1)	Received	Semi-Annual	3/1/2054		7,193	0	106	106
2.51	6 Month EURIBOR	Received	Semi-Annual	2/20/2054		14,072	1	207	208
2.54	6 Month EURIBOR	Received	Semi-Annual	4/22/2054		11,690	(24)	79	55
2.75	6 Month EURIBOR	Paid	Semi-Annual	9/18/2029		256,300	3,044	(3,968)	(924)
2.75	6 Month EURIBOR	Received	Semi-Annual	9/18/2034		38,300	(771)	988	217
2.75	1 Year SOFR	Received	Annual	6/21/2053		$91,000	8,494	7,038	15,532
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400	345	(3,331)	(2,986)
3.00	3 Month SOFR	Paid	Quarterly	6/19/2029		$6,100	484	(853)	(369)
3.25	1 Year SOFR	Paid	Annual	6/21/2028		7,700	(97)	(160)	(257)
3.25	1 Year SOFR	Received	Annual	12/20/2053		129,000	6,328	5,721	12,049
3.50	1 Year SOFR	Received	Annual	6/20/2054		87,200	6,945	(3,696)	3,249
3.52	1 Year SOFR	Received	Annual	12/20/2053		52,517	—	2,337	2,337
3.75	1 Year SOFR	Received	Annual	6/20/2029		107,900	(767)	2,303	1,536
3.75	1 Year SOFR	Received	Annual	6/20/2031		346,300	3,125	1,593	4,718
3.75	1 Year SOFR	Paid	Annual	6/20/2034		17,120	(562)	305	(257)
3.75	1 Year SOFR	Paid	Annual	6/20/2034		37,140	(976)	419	(557)
3.75	Sterling Overnight Index Average	Received	Annual	9/18/2034	GBP	15,900	(247)	392	145
3.75	1 Year SOFR	Paid	Annual	12/18/2034		$550	1	(5)	(4)
3.75	Sterling Overnight Index Average	Received	Annual	9/18/2054	GBP	600	(12)	34	22
4.00	Sterling Overnight Index Average	Paid	Annual	9/18/2029		216,000	2,223	(1,115)	1,108
4.14	1 Year SOFR (1)	Received	Annual	10/18/2034		$20,585	0	(442)	(442)
4.25	1 Year SOFR	Received	Annual	3/20/2031		4,130	(182)	129	(53)
4.50	6 Month Australian Bank Bill	Paid	Semi-Annual	3/20/2034	AUD	61,100	(127)	45	(82)
4.54	1 Year SOFR (1)	Paid	Annual	10/3/2025		$211,300	0	(442)	(442)
4.68	3 Month CZK PRIBOR (1)	Received	Quarterly	3/20/2025	CZK	116,654	0	(62)	(62)
4.75	3 Month FRA New Zealand Bank Bill	Paid	Quarterly	6/19/2029	NZD	41,300	296	20	316
4.84	1 Year SOFR	Paid	Annual	10/18/2025		$172,660	1	204	205
5.14	6 Month PLN WIBOR (1)	Received	Semi-Annual	12/20/2025	PLN	8,777	0	(41)	(41)
5.16	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/6/2025	MXN	1,700	—	(5)	(5)
5.54	Mexico Interbank TIIE 28 Day (1)	Paid	Lunar	5/4/2027		3,400	0	(21)	(21)
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027		25,800	(10)	(94)	(104)
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037		900	3	5	8
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300	(1)	(153)	(154)
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300	4	8	12
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/14/2032		5,900	24	10	34
7.50	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	1/15/2032		24,500	0	141	141
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800	—	2	2
7.97	3 Month ZAR SAJIBOR (1)	Received	Quarterly	6/6/2026	ZAR	73,339	0	(11)	(11)
7.98	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	12/10/2027	MXN	3,300	0	10	10
7.99	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	12/21/2027		100	—	0	0
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200	(5)	65	60

The accompanying notes are an integral part of these financial statements.

238

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

Centrally Cleared Interest Rate Swaps (Continued)

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
8.03%	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	1/31/2028	MXN	1,600	$0	$5	$5
8.05	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	1/31/2028		2,400	0	7	7
8.15	3 Month ZAR SAJIBOR (1)	Received	Quarterly	5/7/2026	ZAR	104,833	0	(25)	(25)
8.41	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2027	MXN	14,300	—	30	30
8.70	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2032		14,300	—	32	32
8.73	Mexico Interbank TIIE 28 Day	Received	Lunar	4/6/2027		12,100	—	21	21
8.73	Mexico Interbank TIIE 28 Day	Received	Lunar	3/30/2032		6,000	—	13	13
10.33	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/4/2027	BRL	328,346	—	(2,741)	(2,741)
10.76	Mexico Interbank TIIE 28 Day (1)	Paid	Lunar	6/11/2026	MXN	21,933	0	10	10

							$19,672	$88,056	$107,728

Lunar – payment frequency equal periods of 28 days (a lunar month).

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	4.92%	Chile Indice de Camara Promedio Interbank Overnight Index	Received	4/1/2028	CLP	2,346,181	$—	$14	$14
Goldman Sachs	4.95	Chile Indice de Camara Promedio Interbank Overnight Index	Paid	4/1/2026		4,352,985	—	(10)	(10)
Goldman Sachs	4.99	Chile Indice de Camara Promedio Interbank Overnight Index	Received	4/1/2028		2,444,270	—	11	11
J.P. Morgan	8.62	Colombia Overnight Interbank	Received	11/5/2025	COP	14,570,937	—	(2)	(2)
Morgan Stanley	9.73	Colombia Overnight Interbank	Received	5/10/2025		5,566,747	—	2	2
Citibank	9.77	Brazil Cetip DI Interbank Deposit	Paid	1/4/2027	BRL	14,895	—	(142)	(142)
J.P. Morgan	9.81	Colombia Overnight Interbank	Received	5/10/2025	COP	8,321,410	—	1	1
Goldman Sachs	10.11	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026	BRL	4,179	—	(25)	(25)
Bank of America	10.32	Brazil Cetip DI Interbank Deposit	Paid	1/4/2027		212	—	(1)	(1)
J.P. Morgan	10.68	Brazil Cetip DI Interbank Deposit (1)	Paid	1/2/2025		20,943	—	0	—
Barclays Bank	10.97	Brazil Cetip DI Interbank Deposit	Received	1/4/2027		17,381	—	60	60
Goldman Sachs	11.40	Brazil Cetip DI Interbank Deposit	Paid	1/4/2027		3,981	—	(7)	(7)
Bank of America	11.59	Brazil Cetip DI Interbank Deposit	Received	1/4/2027		7,700	—	7	7
Citibank	11.75	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026		10,487	—	(2)	(2)
Citibank	11.80	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026		10,366	—	1	1

							$—	$(93)	$(93)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

239

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

Centrally Cleared Inflation Linked Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation /(Depreciation)	Value
2.13%	5-Year EUR Inflation Linked (1)	Paid	6/15/2029	EUR	33,550	$0	$(2)	$(2)
2.46	5-Year USD Inflation Linked (1)	Received	7/1/2029		$18,508	0	27	27
3.89	5-Year GBP Inflation Linked (1)	Received	6/15/2029	GBP	13,810	0	27	27
4.00	10-Year GBP Inflation Linked	Paid	9/15/2031		7,300	(6)	(1,169)	(1,175)
4.06	10-Year GBP Inflation Linked	Paid	9/15/2031		6,800	28	(1,071)	(1,043)
4.07	10-Year GBP Inflation Linked	Paid	9/15/2031		13,100	(162)	(1,827)	(1,989)

						$(140)	$(4,015)	$(4,155)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

EURIBOR	Euro Interbank Offered Rate

PRIBOR	Prague Interbank Offered Rate

SAJIBOR	South African Johannesburg Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

TIIE	Interbank Equilibrium Interest Rate

WIBOR	Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

240

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 100.23%
Alabama – 3.02%
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2031	$4,845	$4,855
Alabama Housing Finance Authority
5.00%, 06/01/2026 (1)	3,430	3,449
Alabama Public School & College Authority
5.00%, 11/01/2025	5,000	5,116
5.00%, 06/01/2035	4,000	4,024
5.00%, 11/01/2035	6,400	7,112
Birmingham Airport Authority
5.00%, 07/01/2028	700	747
5.00%, 07/01/2030	1,000	1,102
5.00%, 07/01/2031	350	386
5.00%, 07/01/2032	300	331
5.00%, 07/01/2034	800	881
Black Belt Energy Gas District
4.00%, 12/01/2025	1,270	1,272
4.00%, 12/01/2049 (1)	22,530	22,542
4.00%, 07/01/2052 (1)	3,570	3,591
4.00%, 10/01/2052 (1)	20,700	20,747
4.00%, 04/01/2053 (1)	8,000	8,024
4.23% (SIFMA Municipal Swap Index Yield + 0.35%), 10/01/2052 (2)	1,955	1,928
4.53% (SIFMA Municipal Swap Index Yield + 0.65%), 04/01/2053 (2)	22,705	22,479
5.00%, 06/01/2027	1,585	1,625
5.00%, 06/01/2028	2,270	2,347
5.25%, 06/01/2027	1,300	1,345
5.25%, 12/01/2027	1,170	1,218
5.25%, 06/01/2028	1,540	1,604
5.25%, 12/01/2028	1,275	1,333
5.25%, 12/01/2053 (1)	10,080	10,898
5.25%, 01/01/2054 (1)	8,115	8,691
5.25%, 05/01/2055 (1)	15,260	16,582
5.50%, 06/01/2049 (1)	6,970	7,397
5.50%, 11/01/2053 (1)	18,190	19,307
Cooper Green Mercy Health Services Authority
5.00%, 09/01/2024	440	441
5.00%, 09/01/2025	475	482
5.00%, 09/01/2026	500	513
5.00%, 09/01/2028	550	578
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2028	2,000	2,118
5.00%, 10/01/2036	6,000	6,681
5.00%, 10/01/2037	6,000	6,644
5.00%, 10/01/2038	2,980	3,276
5.00%, 10/01/2039	4,420	4,845
5.25%, 10/01/2040	1,600	1,774
Energy Southeast A Cooperative District
5.00%, 12/01/2027	250	255
5.00%, 06/01/2028	240	245
5.00%, 12/01/2029	1,250	1,284
5.00%, 12/01/2030	120	124
5.25%, 07/01/2054 (1)	22,950	24,551
5.50%, 11/01/2053 (1)	7,500	8,075
5.75%, 04/01/2054 (1)	3,700	4,065
Health Care Authority of the City of Huntsville
5.00%, 06/01/2036	2,600	2,762
5.00%, 06/01/2037	3,300	3,490
5.00%, 06/01/2053 (1)	12,255	13,080

The accompanying notes are an integral part of these financial statements.

241

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Alabama – 3.02% – (continued)
Homewood Educational Building Authority
4.00%, 12/01/2038	$1,385	$1,323
5.25%, 10/01/2039	1,220	1,308
5.50%, 10/01/2049	1,755	1,854
5.50%, 10/01/2054	1,420	1,494
Industrial Development Board of the City of Mobile Alabama
1.00%, 06/01/2034 (1)	3,870	3,756
Lower Alabama Gas District
4.00%, 12/01/2050 (1)	12,610	12,617
Mobile County Board of School Commissioners
4.00%, 03/01/2034	1,315	1,346
4.00%, 03/01/2035	1,360	1,382
4.00%, 03/01/2039	1,700	1,701
4.00%, 03/01/2040	1,580	1,572
5.00%, 03/01/2028	1,030	1,056
5.00%, 03/01/2038	1,400	1,530
5.00%, 03/01/2039	1,720	1,869
Montgomery County Public Facilities Authority
4.00%, 03/01/2038	685	694
4.00%, 03/01/2039	415	419
4.00%, 03/01/2041	400	403
Prichard Water Works & Sewer Board
2.25%, 11/01/2027	210	170
2.38%, 11/01/2028	550	420
Southeast Alabama Gas Supply District
5.00%, 06/01/2049 (1)	30,750	32,413
5.00%, 08/01/2054 (1)	32,000	34,308
Southeast Energy Authority A Cooperative District
5.00%, 05/01/2053 (1)	13,125	13,636
5.00%, 01/01/2054 (1)	16,825	17,762
5.50%, 01/01/2053 (1)	12,400	13,290
Town of Pike Road AL
5.00%, 03/01/2041	1,795	1,969
5.00%, 03/01/2042	1,560	1,705
5.00%, 03/01/2048	7,415	7,919
Tuscaloosa County Industrial Development Authority
5.25%, 05/01/2044 (3)	2,250	2,256
Walker County Economic & Industrial Development Authority
5.00%, 08/01/2063 (1)	2,200	2,200
West Jefferson Industrial Development Board
5.05%, 12/01/2038 (1)	11,725	11,725

Total Alabama		440,313

Alaska – 0.15%
Alaska Housing Finance Corp.
3.00%, 06/01/2051	1,000	960
Alaska Industrial Development & Export Authority
5.00%, 10/01/2030	1,385	1,458
Alaska Municipal Bond Bank Authority
5.00%, 12/01/2033	2,270	2,441
5.00%, 12/01/2037	1,500	1,602
5.00%, 12/01/2040	2,500	2,719
5.00%, 12/01/2042	1,500	1,569
5.25%, 12/01/2035	1,715	1,904
5.25%, 12/01/2036	930	1,029
5.25%, 12/01/2037	975	1,072
5.25%, 12/01/2047	1,620	1,694
Borough of North Slope AK
5.00%, 06/30/2026	500	516

The accompanying notes are an integral part of these financial statements.

242

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Alaska – 0.15% – (continued)
Municipality of Anchorage AK
4.00%, 09/01/2040	$1,500	$1,510
Northern Tobacco Securitization Corp.
4.00%, 06/01/2050	1,215	1,220
4.00%, 06/01/2050	3,145	2,835

Total Alaska		22,529

Arizona – 1.85%
Arizona Board of Regents
5.00%, 07/01/2042	500	511
Arizona Health Facilities Authority
4.13% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046 (2)	600	600
4.13% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046 (2)	3,150	3,118
5.00%, 12/01/2039	1,150	1,157
Arizona Industrial Development Authority
2.65%, 07/01/2026	255	246
3.00%, 12/15/2031 (3)	360	328
3.63%, 05/20/2033	2,563	2,407
4.00%, 07/01/2031	275	272
4.00%, 07/01/2031	280	276
4.00%, 11/01/2039	1,140	1,135
5.00%, 02/01/2034	2,585	2,876
5.00%, 01/01/2042 (1)	16,805	17,141
5.00%, 10/01/2044 (1)	6,120	6,227
Chandler Industrial Development Authority
3.80%, 12/01/2035 (1)	13,850	13,915
4.00%, 06/01/2049 (1)	8,800	8,855
5.00%, 09/01/2052 (1)	20,560	21,105
City of Glendale AZ Excise Tax Revenue
5.00%, 07/01/2030	1,780	1,867
City of Glendale AZ Water & Sewer Revenue
5.00%, 07/01/2040	1,000	1,128
5.00%, 07/01/2044	1,000	1,108
City of Mesa AZ
4.00%, 07/01/2028	1,265	1,291
City of Mesa AZ Utility System Revenue
5.00%, 07/01/2043	2,500	2,643
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2025	1,295	1,317
5.00%, 07/01/2026	1,675	1,715
5.00%, 07/01/2027	3,000	3,103
5.00%, 07/01/2028	1,070	1,128
5.00%, 07/01/2028	4,440	4,646
5.00%, 07/01/2029	725	765
5.00%, 07/01/2030	1,000	1,068
5.00%, 07/01/2031	725	773
5.00%, 07/01/2032	120	128
5.00%, 07/01/2032	5,595	6,134
5.00%, 07/01/2034	1,650	1,902
5.00%, 07/01/2035	1,885	2,171
5.00%, 07/01/2036	3,000	3,125
5.00%, 07/01/2036	4,210	4,262
5.00%, 07/01/2037	1,765	1,787
5.00%, 07/01/2039	4,700	4,816
5.00%, 07/01/2041	6,250	7,014
5.00%, 07/01/2042	540	549
5.00%, 07/01/2045	635	660
Gilbert Water Resource Municipal Property Corp.
5.00%, 07/15/2032	1,370	1,565

The accompanying notes are an integral part of these financial statements.

243

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Arizona – 1.85% – (continued)
5.00%, 07/15/2033	$1,920	$2,188
5.00%, 07/15/2034	1,785	2,032
Glendale Industrial Development Authority
5.00%, 05/15/2056	1,375	1,232
Industrial Development Authority of the City of Phoenix Arizona
5.00%, 07/01/2033	415	432
5.00%, 07/01/2034	765	795
5.00%, 07/01/2038	1,295	1,335
5.13%, 02/01/2034	2,505	2,358
5.38%, 02/01/2041	3,580	3,280
Industrial Development Authority of the County of Yavapai
4.25%, 03/01/2028	5,000	5,000
5.00%, 09/01/2034 (3)	1,265	1,267
Maricopa County & Phoenix Industrial Development Authorities
6.25%, 03/01/2055	3,125	3,452
Maricopa County Industrial Development Authority
4.25%, 12/01/2031 (1)	10,580	10,580
5.00%, 12/01/2033	2,230	2,471
5.00%, 12/01/2034	1,630	1,802
5.00%, 12/01/2035	2,495	2,746
5.00%, 12/01/2036	1,765	1,940
5.00%, 12/01/2037	690	754
5.00%, 12/01/2038	930	1,017
5.00%, 01/01/2046 (1)	3,210	3,288
5.00%, 07/01/2047	1,000	1,037
5.75%, 01/01/2036 (3)	1,500	1,275
6.00%, 01/01/2048 (3)	1,155	874
Maricopa County School District No 83-Cartwright Elementary
4.00%, 07/01/2036	1,315	1,353
4.00%, 07/01/2037	860	881
4.00%, 07/01/2038	500	509
4.00%, 07/01/2039	1,035	1,045
4.00%, 07/01/2040	1,090	1,092
Maricopa County Special Health Care District
4.00%, 07/01/2035	805	828
4.00%, 07/01/2038	19,340	19,411
5.00%, 07/01/2025	5,000	5,076
5.00%, 07/01/2026	7,000	7,233
5.00%, 07/01/2033	6,555	7,259
Salt River Project Agricultural Improvement & Power District
4.00%, 01/01/2038	15,035	15,096
4.00%, 01/01/2041	4,680	4,704
5.00%, 01/01/2033	1,000	1,057
5.00%, 12/01/2036	6,670	6,742
5.00%, 01/01/2038	3,985	4,117
University of Arizona
5.00%, 06/01/2038	1,955	2,094
5.00%, 06/01/2046	2,000	2,034
Western Maricopa Education Center District No 402
5.00%, 07/01/2024	320	320
5.00%, 07/01/2025	1,410	1,430

Total Arizona		270,270

Arkansas – 0.35%
Arkansas Development Finance Authority
3.13%, 07/01/2036	180	143
4.00%, 07/01/2027	220	216
4.50%, 09/01/2049 (3)	15,680	15,425

The accompanying notes are an integral part of these financial statements.

244

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Arkansas – 0.35% – (continued)
5.70%, 05/01/2053	$3,175	$3,319
6.88%, 07/01/2048 (3)	7,500	8,182
7.38%, 07/01/2048 (3)	8,400	9,216
City of Batesville AR Sales & Use Tax
5.00%, 02/01/2039	1,810	1,920
County of Pulaski AR
5.00%, 03/01/2036	1,000	1,108
5.00%, 03/01/2040	500	543
5.00%, 03/01/2042	1,225	1,321
Little Rock School District
2.00%, 02/01/2036	4,275	3,303
University of Arkansas
5.00%, 03/01/2033	5,845	5,888
5.00%, 11/01/2047	1,000	1,029

Total Arkansas		51,613

California – 7.17%
Alameda Corridor Transportation Authority
0.00%, 10/01/2053	2,620	656
5.00%, 10/01/2036	1,710	1,763
Alisal Union School District
5.25%, 08/01/2042	740	780
Bay Area Toll Authority
2.85%, 04/01/2047 (1)	940	930
2.95%, 04/01/2047 (1)	1,100	1,078
4.29% (SIFMA Municipal Swap Index Yield + 0.41%), 04/01/2056 (2)	15,000	14,709
4.33% (SIFMA Municipal Swap Index Yield + 0.45%), 04/01/2056 (2)	10,000	9,949
5.13% (SIFMA Municipal Swap Index Yield + 1.25%), 04/01/2036 (2)	1,000	1,008
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
5.00%, 07/01/2033	5,515	6,039
5.00%, 07/01/2037	4,500	4,940
5.25%, 07/01/2042	1,550	1,705
California Community Choice Financing Authority
4.00%, 02/01/2052 (1)	1,250	1,252
5.00%, 07/01/2053 (1)	12,010	12,608
5.25%, 01/01/2054 (1)	14,325	15,097
5.50%, 10/01/2054 (1)	5,000	5,467
California Community Housing Agency
4.00%, 08/01/2051 (3)	925	471
California County Tobacco Securitization Agency
4.00%, 06/01/2034	400	409
4.00%, 06/01/2036	275	280
4.00%, 06/01/2037	275	279
4.00%, 06/01/2038	275	277
5.00%, 06/01/2026	215	220
California Health Facilities Financing Authority
4.00%, 03/01/2033	11,945	11,767
4.00%, 04/01/2035	1,930	1,949
4.00%, 04/01/2045	2,000	1,944
5.00%, 08/15/2034	125	129
5.00%, 10/01/2039 (1)	1,025	1,060
5.00%, 11/15/2061 (1)	12,540	13,858
5.00%, 11/15/2061 (1)	17,820	19,157
California Housing Finance Agency
3.50%, 11/20/2035	7,721	7,379
4.00%, 03/20/2033	463	466
4.38%, 09/20/2036	3,157	3,281
California Infrastructure & Economic Development Bank
1.20%, 12/01/2050 (1)	1,250	1,102

The accompanying notes are an integral part of these financial statements.

245

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 7.17% – (continued)
3.25%, 08/01/2029	$3,980	$3,904
3.95%, 01/01/2050 (1)(3)	45,135	45,145
5.00%, 07/01/2040	1,000	1,084
5.00%, 07/01/2041	4,150	4,467
5.00%, 07/01/2042	3,800	4,080
5.00%, 07/01/2043	2,850	3,045
5.00%, 07/01/2044	4,000	4,262
5.00%, 11/01/2044	555	574
5.25%, 07/01/2049	6,000	6,429
California Municipal Finance Authority
3.88%, 03/01/2054 (1)	2,915	2,957
4.00%, 07/15/2029	6,900	6,893
4.00%, 05/15/2036	2,750	2,802
4.13%, 10/01/2041 (1)	6,000	6,013
4.38%, 09/01/2053 (1)	1,670	1,758
5.00%, 08/01/2026 (1)	4,000	4,036
5.00%, 08/15/2029	1,000	1,059
5.00%, 11/01/2033	765	850
5.00%, 08/15/2034	1,065	1,125
5.00%, 05/15/2042	1,180	1,221
5.25%, 11/01/2034	1,000	1,121
5.90%, 06/15/2044 (3)	775	820
California Pollution Control Financing Authority
4.13%, 07/01/2043 (1)(3)	5,000	4,997
4.25%, 12/01/2027	4,500	4,500
California Public Finance Authority
4.00%, 07/15/2041	2,800	2,848
California School Finance Authority
2.00%, 10/01/2024 (3)	285	283
3.00%, 10/01/2031 (3)	215	198
4.00%, 11/01/2031 (3)	500	498
4.00%, 11/01/2041 (3)	980	906
California State Public Works Board
5.00%, 08/01/2030	970	1,077
5.00%, 08/01/2033	1,800	2,028
5.00%, 09/01/2039	10,705	10,725
5.00%, 04/01/2042	1,390	1,574
5.00%, 04/01/2044	3,250	3,652
5.00%, 04/01/2045	3,045	3,410
California Statewide Communities Development Authority
1.75%, 09/01/2029	750	657
4.00%, 09/02/2029	300	296
4.00%, 09/02/2031	300	295
4.00%, 05/15/2036	1,540	1,566
4.00%, 05/15/2037	3,595	3,647
4.00%, 05/15/2038	2,795	2,822
4.75%, 09/02/2033	500	503
5.00%, 04/01/2038 (1)	3,000	3,249
5.00%, 02/01/2045 (4)(5)	1,072	750
5.00%, 04/01/2046 (1)	4,300	4,657
California Statewide Financing Authority
6.00%, 05/01/2043	1,015	1,037
Castaic Lake Water Agency
0.00%, 08/01/2028	2,205	1,929
City of Beaumont CA
5.00%, 09/01/2049	1,000	1,027
City of Los Angeles Department of Airports
4.00%, 05/15/2035	685	694

The accompanying notes are an integral part of these financial statements.

246

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 7.17% – (continued)
4.00%, 05/15/2036	$800	$808
4.00%, 05/15/2037	850	856
4.00%, 05/15/2038	460	473
4.00%, 05/15/2038	750	751
4.00%, 05/15/2038	8,235	8,242
4.00%, 05/15/2039	775	763
4.00%, 05/15/2039	11,305	11,131
4.00%, 05/15/2040	750	737
4.00%, 05/15/2041	800	780
4.75%, 05/15/2035	8,340	8,399
5.00%, 05/15/2026	520	534
5.00%, 05/15/2028	1,150	1,206
5.00%, 05/15/2031	2,325	2,432
5.00%, 05/15/2033	1,600	1,758
5.00%, 05/15/2034	130	142
5.00%, 05/15/2034	1,860	2,007
5.00%, 05/15/2034	2,295	2,494
5.00%, 05/15/2035	1,510	1,594
5.00%, 05/15/2035	9,725	10,080
5.00%, 05/15/2036	145	158
5.00%, 05/15/2036	2,515	2,616
5.00%, 05/15/2036	2,585	2,801
5.00%, 05/15/2037	2,000	2,152
5.00%, 05/15/2038	3,705	3,960
5.00%, 05/15/2040	1,095	1,102
5.00%, 05/15/2041	2,255	2,385
5.00%, 05/15/2041	9,890	10,025
5.25%, 05/15/2031	4,805	5,074
5.25%, 05/15/2032	1,000	1,056
5.50%, 05/15/2036	3,500	3,968
City of Rancho Cordova CA
5.00%, 09/01/2035	1,155	1,282
5.00%, 09/01/2036	1,255	1,391
5.00%, 09/01/2037	2,705	2,984
City of Rocklin CA
4.00%, 09/01/2043	1,500	1,510
City of Sacramento CA North Natomas Community Facilities District No 4
5.00%, 09/01/2031	3,270	3,625
City of San Mateo CA
5.25%, 09/01/2035	2,930	3,292
Corona Community Facilities District
5.00%, 09/01/2027	100	104
5.25%, 09/01/2034	185	201
County of Los Angeles CA Community Facilities District No 2021-01
5.00%, 09/01/2029	150	159
5.00%, 09/01/2031	225	241
5.00%, 09/01/2034	335	359
5.00%, 09/01/2036	560	598
County of Placer CA Community Facilities District
4.00%, 09/01/2046	2,450	2,223
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2041	1,000	1,021
CSCDA Community Improvement Authority
3.00%, 09/01/2056 (3)	6,565	4,672
3.25%, 04/01/2057 (3)	1,185	888
4.00%, 12/01/2059 (3)	255	169
Dignity Health
3.81%, 11/01/2024	1,025	1,017

The accompanying notes are an integral part of these financial statements.

247

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 7.17% – (continued)
East Bay Municipal Utility District Water System Revenue
5.00%, 06/01/2038	$2,500	$2,859
5.00%, 06/01/2044	1,250	1,415
5.00%, 06/01/2049	2,000	2,218
Fontana Unified School District
2.38%, 08/01/2044	1,500	1,048
Foothill-de Anza Community College District
5.00%, 04/01/2035	250	251
5.00%, 04/01/2036	200	201
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2066	48,125	5,350
Hercules Redevelopment Agency Successor Agency
5.00%, 08/01/2037	2,050	2,276
5.00%, 08/01/2042	630	683
Indian Wells Redevelopment Agency Successor Agency
5.00%, 09/01/2033	2,185	2,263
Kern Community College District
5.25%, 08/01/2036	1,150	1,347
Los Angeles Community College District
4.00%, 08/01/2036	10,020	10,050
5.00%, 08/01/2032	5,000	5,764
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
4.00%, 06/01/2035	2,500	2,628
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200	1,228
5.00%, 12/01/2030	2,520	2,578
Los Angeles Department of Water & Power
4.65%, 07/01/2048 (1)	44,100	44,100
5.00%, 07/01/2039	2,500	2,815
5.00%, 07/01/2039	12,645	13,949
5.00%, 07/01/2040	9,185	10,064
5.00%, 07/01/2042	4,495	4,583
Los Angeles Unified School District
4.00%, 07/01/2036	6,190	6,434
4.00%, 07/01/2037	3,000	3,101
5.00%, 07/01/2025	3,115	3,171
5.00%, 07/01/2027	10,000	10,566
5.00%, 07/01/2030	5,210	5,801
5.00%, 07/01/2033	5,450	6,327
5.00%, 07/01/2034	3,560	4,199
Madera Unified School District
4.00%, 08/01/2044	1,250	1,252
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700	1,737
5.00%, 08/01/2028	1,000	1,020
5.00%, 08/01/2029	775	791
5.00%, 08/01/2030	2,530	2,581
Mount Diablo Unified School District
4.00%, 08/01/2026	1,225	1,249
4.00%, 08/01/2030	1,445	1,529
Napa Valley Community College District
4.00%, 08/01/2033	2,500	2,525
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2028	1,340	1,375
5.00%, 03/01/2030	1,700	1,749
5.00%, 03/01/2042	1,390	1,440
Northern California Energy Authority
5.00%, 08/01/2027	1,000	1,028

The accompanying notes are an integral part of these financial statements.

248

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 7.17% – (continued)
5.00%, 08/01/2029	$1,600	$1,676
5.00%, 08/01/2030	2,500	2,636
5.00%, 12/01/2054 (1)	5,900	6,320
Oakland Unified School District/Alameda County
4.00%, 08/01/2046	2,815	2,765
Orange County Sanitation District
5.00%, 02/01/2036	5,000	5,006
Port of Los Angeles
5.00%, 08/01/2027	1,810	1,812
Port of Oakland
5.00%, 05/01/2026	5	5
5.00%, 05/01/2026	1,165	1,193
5.00%, 05/01/2028	20	21
5.00%, 05/01/2028	1,855	1,943
5.00%, 05/01/2029	5	5
5.00%, 05/01/2029	1,870	1,982
5.00%, 11/01/2029	1,875	1,997
Regents of the University of California Medical Center Pooled Revenue
5.00%, 05/15/2039	15,000	16,839
Romoland School District
5.00%, 09/01/2043	440	458
Sacramento City Financing Authority
5.00%, 12/01/2033	875	894
Sacramento City Unified School District
5.00%, 07/01/2031	1,740	1,954
San Diego County Regional Airport Authority
5.00%, 07/01/2030	205	219
5.00%, 07/01/2037	6,000	6,460
5.00%, 07/01/2038	6,100	6,536
5.00%, 07/01/2039	1,315	1,435
5.00%, 07/01/2040	1,235	1,340
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2028	19,550	20,415
5.00%, 05/01/2032	3,000	3,271
5.00%, 05/01/2033	40,000	43,993
5.00%, 05/01/2037	945	993
5.00%, 05/01/2039	7,000	7,666
5.25%, 05/01/2040	43,150	48,127
5.25%, 05/01/2043	2,090	2,293
5.25%, 05/01/2044	2,490	2,722
San Joaquin Hills Transportation Corridor Agency
5.25%, 01/15/2044	2,000	2,013
5.25%, 01/15/2049	5,260	5,290
Santa Clara Unified School District
3.25%, 07/01/2044	5,000	4,470
Southern California Public Power Authority
5.00%, 04/01/2055 (1)	11,785	12,483
State of California
4.00%, 10/01/2025	2,240	2,266
4.00%, 03/01/2026	375	381
4.00%, 10/01/2026	2,740	2,790
4.00%, 10/01/2033	2,900	3,053
4.00%, 10/01/2036	6,300	6,501
4.00%, 11/01/2036	2,735	2,839
5.00%, 10/01/2025	1,280	1,310
5.00%, 09/01/2026	2,000	2,077
5.00%, 08/01/2027	620	631
5.00%, 11/01/2028	8,000	8,628

The accompanying notes are an integral part of these financial statements.

249

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 7.17% – (continued)
5.00%, 08/01/2029	$935	$966
5.00%, 09/01/2029	370	383
5.00%, 11/01/2029	3,170	3,351
5.00%, 04/01/2030	5,130	5,668
5.00%, 08/01/2030	3,500	3,613
5.00%, 08/01/2030	3,910	4,112
5.00%, 04/01/2035	980	1,053
5.00%, 09/01/2035	1,365	1,564
5.00%, 10/01/2037	15,000	16,831
5.00%, 09/01/2041	7,200	7,960
5.00%, 09/01/2041	14,000	15,917
5.00%, 10/01/2041	19,860	21,848
5.00%, 09/01/2042	19,300	21,507
State of California Department of Water Resources
5.00%, 12/01/2025	1,500	1,543
5.00%, 12/01/2033	8,530	9,650
University of California
4.70%, 05/15/2048 (1)	43,500	43,500
5.00%, 05/15/2039	20,000	22,839
5.50%, 05/15/2040	14,250	16,700

Total California		1,043,957

Colorado – 1.98%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050	2,133
5.00%, 12/15/2030	3,500	3,639
Arapahoe County School District No 5 Cherry Creek
2.00%, 12/15/2026	1,500	1,421
2.30%, 12/15/2028	2,500	2,302
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2033	1,150	1,263
5.50%, 12/01/2043	1,750	1,884
Arkansas River Power Authority
5.00%, 10/01/2031	750	771
5.00%, 10/01/2032	2,645	2,719
5.00%, 10/01/2038	4,665	4,779
5.00%, 10/01/2043	5,000	5,085
Boulder Larimer & Weld Counties St Vrain Valley School District Re1J
5.00%, 12/15/2036	1,500	1,566
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2027	8,200	8,517
5.00%, 11/15/2029	3,105	3,223
5.00%, 12/01/2029	1,130	1,187
5.00%, 12/01/2031	11,885	12,388
5.00%, 11/15/2032	2,175	2,419
5.00%, 12/01/2035	420	437
5.00%, 12/01/2043	5,350	5,492
5.50%, 11/15/2031	6,030	6,789
5.50%, 11/15/2032	1,660	1,893
5.50%, 11/15/2033	1,865	2,137
5.50%, 11/15/2035	4,500	5,137
5.50%, 11/15/2038	1,565	1,765
5.50%, 11/15/2042	2,760	3,064
5.75%, 11/15/2034	960	1,123
5.75%, 11/15/2035	890	1,043
5.75%, 11/15/2040	6,500	7,441
5.75%, 11/15/2041	1,300	1,482
City & County of Denver CO Pledged Excise Tax Revenue
5.00%, 08/01/2044	2,685	2,725

The accompanying notes are an integral part of these financial statements.

250

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 1.98% – (continued)
City of Colorado Springs CO Utilities System Revenue
5.00%, 11/15/2042	$1,550	$1,599
Colorado Bridge & Tunnel Enterprise
5.00%, 12/01/2042	1,300	1,435
5.00%, 12/01/2044	1,250	1,368
5.25%, 12/01/2049	2,340	2,587
Colorado Educational & Cultural Facilities Authority
4.00%, 06/01/2026	535	534
4.00%, 06/01/2028	580	579
4.00%, 05/01/2030	65	65
4.00%, 06/01/2030	325	324
4.00%, 06/01/2032	340	338
4.00%, 05/01/2036	75	73
Colorado Health Facilities Authority
2.13%, 05/15/2028	750	719
4.00%, 01/01/2035	2,495	2,525
4.00%, 08/01/2044	1,520	1,479
5.00%, 11/01/2025	1,715	1,747
5.00%, 11/01/2026	1,330	1,368
5.00%, 08/01/2027	1,000	1,047
5.00%, 08/01/2028	1,000	1,063
5.00%, 05/15/2031	1,000	1,118
5.00%, 05/15/2032	1,000	1,133
5.00%, 05/15/2033	5,500	6,198
5.00%, 05/15/2036	5,800	6,515
5.00%, 11/15/2041	2,500	2,533
5.00%, 08/01/2044	6,110	6,291
5.00%, 08/01/2049 (1)	1,330	1,356
5.00%, 11/15/2049 (1)	235	244
5.00%, 11/15/2049 (1)	2,350	2,424
5.00%, 11/15/2057 (1)	23,865	26,729
5.00%, 11/15/2059 (1)	4,980	5,368
5.00%, 11/15/2059 (1)	5,405	5,937
5.00%, 05/15/2062 (1)	3,295	3,391
5.00%, 05/15/2062 (1)	4,415	4,678
5.25%, 11/01/2038	1,100	1,227
5.25%, 11/01/2039	1,000	1,112
Colorado Housing & Finance Authority
4.25%, 11/01/2049	285	285
4.25%, 11/01/2049	560	559
Denver City & County School District No 1
5.00%, 12/01/2039	10,000	11,137
Denver Convention Center Hotel Authority
5.00%, 12/01/2030	1,000	1,022
E-470 Public Highway Authority
3.93% (SOFR + 0.35%), 09/01/2039 (2)	2,195	2,194
4.33% (SOFR + 0.75%), 09/01/2039 (2)	10,735	10,737
Eagle County Airport Terminal Corp.
5.00%, 05/01/2033	4,000	4,089
Fiddlers Business Improvement District
5.00%, 12/01/2032 (3)	1,190	1,219
Ground Water Management Subdistrict of Central Colorado Water Conservancy Distributors
4.00%, 12/01/2040	2,735	2,660
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000	2,125
Morgan Hill Metropolitan District No 3
3.00%, 12/01/2031	490	412
Reata South Metropolitan District
5.38%, 12/01/2037	1,915	1,942

The accompanying notes are an integral part of these financial statements.

251

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 1.98% – (continued)
Regional Transportation District
4.00%, 01/15/2033	$850	$861
4.00%, 07/15/2033	270	275
4.00%, 07/15/2034	750	760
5.00%, 06/01/2031	1,315	1,418
5.00%, 07/15/2032	600	646
Reunion Metropolitan District
3.63%, 12/01/2044	1,637	1,255
Sierra Ridge Metropolitan District No 2
4.00%, 12/01/2042	1,035	999
Southlands Metropolitan District No 1
3.50%, 12/01/2027	500	481
State of Colorado
4.00%, 12/15/2035	7,400	7,600
4.00%, 12/15/2037	1,800	1,819
6.00%, 12/15/2038	7,700	9,249
6.00%, 12/15/2040	3,630	4,326
6.00%, 12/15/2041	3,370	4,000
STC Metropolitan District No 2
3.00%, 12/01/2025	555	543
University of Colorado
2.00%, 06/01/2051 (1)	1,310	1,250
2.00%, 06/01/2051 (1)	1,545	1,506
2.00%, 06/01/2054 (1)	5,955	5,924
5.00%, 06/01/2047	500	516
University of Colorado Hospital Authority
5.00%, 11/15/2047 (1)	9,530	9,546
Vauxmont Metropolitan District
5.00%, 12/01/2024	200	201
5.00%, 12/15/2024	135	136
5.00%, 12/01/2025	180	184
5.00%, 12/15/2025	85	87
5.00%, 12/01/2026	195	202
5.00%, 12/01/2027	205	215
5.00%, 12/01/2028	210	223
5.00%, 12/15/2028	130	135
5.00%, 12/01/2029	210	226
5.00%, 12/15/2029	5	5
5.00%, 12/15/2030	125	129
5.00%, 12/01/2031	230	248
5.00%, 12/01/2032	250	270
5.00%, 12/01/2035	100	108
VDW Metropolitan District No 2
4.00%, 12/01/2045	885	818
Weld County School District No RE-2 Eaton
5.00%, 12/01/2037	2,280	2,469
Weld County School District No RE-4
5.00%, 12/01/2042	1,000	1,106

Total Colorado		289,045

Connecticut – 2.42%
City of Bridgeport CT
4.00%, 06/01/2037	2,460	2,484
4.00%, 09/01/2042	995	990
5.00%, 09/15/2029	2,600	2,817
5.00%, 09/15/2030	2,250	2,438
5.00%, 06/01/2033	1,985	2,165
5.00%, 09/01/2040	1,380	1,481

The accompanying notes are an integral part of these financial statements.

252

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Connecticut – 2.42% – (continued)
City of Danbury CT
5.00%, 09/24/2024 (3)	$8,155	$8,175
City of Hartford CT
5.00%, 07/15/2026	2,430	2,473
City of New Britain CT
5.00%, 03/01/2027	1,260	1,307
5.00%, 03/01/2028	1,490	1,548
5.00%, 03/01/2033	1,900	1,977
City of New Haven CT
4.00%, 08/01/2037	1,000	1,011
5.00%, 08/15/2029	2,000	2,059
5.00%, 08/15/2031	1,000	1,028
City of West Haven CT
4.00%, 09/15/2030	300	308
4.00%, 09/15/2031	325	331
Connecticut Housing Finance Authority
3.00%, 11/15/2050	4,175	4,045
3.00%, 05/15/2051	6,605	6,371
4.40%, 05/15/2066 (1)	6,355	6,381
5.00%, 05/15/2025	1,995	2,016
5.00%, 11/15/2025	1,270	1,292
5.00%, 05/15/2026	1,290	1,322
5.00%, 11/15/2026	600	619
5.00%, 05/15/2027	675	702
5.00%, 11/15/2027	550	576
5.00%, 05/15/2028	700	739
5.00%, 11/15/2028	750	793
5.00%, 05/15/2029	720	769
5.00%, 11/15/2029	1,000	1,075
Connecticut State Health & Educational Facilities Authority
0.38%, 07/01/2035 (1)	10,885	10,868
1.10%, 07/01/2033 (1)	22,000	21,572
1.80%, 07/01/2049 (1)	2,005	2,005
2.00%, 07/01/2042 (1)	6,470	6,251
2.95%, 07/01/2049 (1)	6,570	6,459
3.20%, 07/01/2037 (1)	5,365	5,338
4.00%, 07/01/2032	250	259
4.00%, 07/01/2033	265	273
4.00%, 07/01/2034	275	282
4.00%, 07/01/2035	250	256
4.00%, 07/01/2036	200	203
4.00%, 07/01/2046	880	785
5.00%, 11/01/2024	475	477
5.00%, 07/01/2025 (3)	435	430
5.00%, 11/01/2028	1,245	1,334
5.00%, 07/01/2029	150	161
5.00%, 07/01/2029 (3)	440	424
5.00%, 07/01/2029	1,000	1,053
5.00%, 07/01/2030	175	190
5.00%, 07/01/2031	250	274
5.00%, 07/01/2031	2,500	2,508
5.00%, 07/01/2032	700	755
5.00%, 07/01/2032	2,000	2,127
5.00%, 07/01/2033	235	260
5.00%, 07/01/2033	600	646
5.00%, 07/01/2033	2,730	2,912
5.00%, 07/01/2034	320	353
5.00%, 07/01/2034	700	755

The accompanying notes are an integral part of these financial statements.

253

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Connecticut – 2.42% – (continued)
5.00%, 07/01/2035	$350	$386
5.00%, 07/01/2035	950	1,023
5.00%, 07/01/2036	360	395
5.00%, 07/01/2036	1,000	1,074
5.00%, 07/01/2037	390	426
5.00%, 07/01/2039 (3)	1,500	1,471
5.00%, 07/01/2039	3,275	3,530
5.00%, 07/01/2049 (3)	1,550	1,297
5.00%, 07/01/2049 (1)	29,685	31,882
5.00%, 07/01/2053 (1)	2,625	2,691
5.00%, 07/01/2053 (1)	3,445	3,458
Metropolitan District
4.00%, 09/01/2037	3,980	4,101
4.00%, 09/01/2038	3,000	3,061
State of Connecticut
3.00%, 01/15/2032	3,030	2,871
3.00%, 01/15/2039	1,475	1,309
4.00%, 01/15/2036	2,605	2,696
4.00%, 04/15/2037	3,075	3,087
4.00%, 01/15/2039	5,000	5,108
4.00%, 01/15/2039	8,835	8,973
5.00%, 01/15/2026	850	873
5.00%, 04/15/2026	1,500	1,547
5.00%, 08/01/2026	2,800	2,904
5.00%, 06/15/2027	1,680	1,702
5.00%, 08/01/2027	2,315	2,443
5.00%, 09/15/2027	1,000	1,057
5.00%, 04/15/2030	565	610
5.00%, 06/15/2032	500	567
5.00%, 06/15/2032	710	719
5.00%, 09/15/2032	325	370
5.00%, 09/15/2033	4,500	4,835
5.00%, 04/15/2034	645	695
5.00%, 04/15/2035	225	243
5.00%, 04/15/2035	4,895	5,166
5.00%, 06/15/2035	300	339
5.00%, 06/15/2035	2,500	2,645
5.00%, 09/15/2035	2,000	2,122
5.00%, 04/15/2036	2,300	2,475
5.00%, 06/15/2038	700	781
5.00%, 01/15/2040	8,325	8,956
5.00%, 01/15/2042	8,780	9,605
State of Connecticut Special Tax Revenue
4.00%, 05/01/2036	1,220	1,256
4.00%, 05/01/2038	830	847
4.00%, 05/01/2039	3,680	3,733
4.00%, 05/01/2040	7,545	7,583
4.00%, 11/01/2040	4,240	4,265
5.00%, 05/01/2030	2,000	2,205
5.00%, 10/01/2031	6,440	6,847
5.00%, 05/01/2033	2,250	2,473
5.00%, 05/01/2034	3,400	3,735
5.00%, 05/01/2034	8,900	9,916
5.00%, 05/01/2035	2,800	3,113
5.00%, 01/01/2038	1,500	1,571
5.00%, 07/01/2038	6,500	7,298
5.00%, 07/01/2039	6,000	6,721
5.00%, 05/01/2041	5,515	6,013

The accompanying notes are an integral part of these financial statements.

254

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Connecticut – 2.42% – (continued)
5.25%, 07/01/2040	$3,500	$3,963
5.25%, 07/01/2042	2,500	2,806
Town of Hamden CT
5.00%, 08/15/2026	500	501
5.00%, 08/15/2026	1,335	1,372
5.00%, 08/01/2030	500	543
Town of North Branford CT
5.00%, 08/02/2024	5,945	5,951
Town of Stratford CT
4.00%, 01/01/2038	1,920	1,927
University of Connecticut
5.00%, 11/01/2028	1,290	1,388
5.00%, 05/01/2042	5,000	5,491
5.25%, 11/15/2034	3,705	3,981

Total Connecticut		353,494

Delaware – 0.16%
Delaware River & Bay Authority
4.00%, 01/01/2042	185	186
4.00%, 01/01/2046	1,100	1,104
5.00%, 01/01/2029	350	378
5.00%, 01/01/2032	500	562
5.00%, 01/01/2035	350	391
Delaware State Economic Development Authority
1.05%, 01/01/2031 (1)	1,130	1,097
Delaware State Housing Authority
5.75%, 01/01/2055	7,710	8,318
6.00%, 01/01/2055	4,485	4,902
Delaware Transportation Authority
5.00%, 07/01/2032	3,210	3,561
5.00%, 09/01/2035	1,000	1,104
State of Delaware
3.50%, 03/01/2033	1,150	1,151
Town of Bridgeville DE
5.25%, 07/01/2044 (3)	875	913

Total Delaware		23,667

District of Columbia – 1.67%
District of Columbia
4.00%, 02/01/2037	2,860	2,961
5.00%, 06/01/2034	1,000	1,012
5.00%, 06/01/2034	2,100	2,195
5.00%, 06/01/2037	3,095	3,129
5.00%, 06/01/2038	3,000	3,030
5.00%, 06/01/2042	2,000	2,071
District of Columbia Housing Finance Agency
5.00%, 07/01/2026 (1)	10,000	10,077
5.00%, 12/01/2026 (1)	3,725	3,766
5.00%, 10/01/2041 (1)	5,500	5,593
District of Columbia Income Tax Revenue
5.00%, 10/01/2029	5,000	5,481
5.00%, 12/01/2033	5,270	6,052
5.00%, 03/01/2035	3,770	4,107
District of Columbia Water & Sewer Authority
1.75%, 10/01/2054 (1)	23,840	23,666
3.00%, 10/01/2057 (1)	8,715	8,527

The accompanying notes are an integral part of these financial statements.

255

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
District of Columbia – 1.67% – (continued)
Metropolitan Washington Airports Authority Aviation Revenue
4.00%, 10/01/2037	$570	$571
4.00%, 10/01/2038	635	634
5.00%, 10/01/2024	1,325	1,328
5.00%, 10/01/2025	1,185	1,211
5.00%, 10/01/2025	5,500	5,590
5.00%, 10/01/2026	13,500	13,890
5.00%, 10/01/2027	500	519
5.00%, 10/01/2028	4,150	4,348
5.00%, 10/01/2028	24,875	26,053
5.00%, 10/01/2029	4,155	4,345
5.00%, 10/01/2029	5,325	5,619
5.00%, 10/01/2030	2,530	2,697
5.00%, 10/01/2030	5,280	5,472
5.00%, 10/01/2030	7,500	7,996
5.00%, 10/01/2031	4,305	4,631
5.00%, 10/01/2032	5,000	5,107
5.00%, 10/01/2032	5,000	5,226
5.00%, 10/01/2032	11,490	12,360
5.00%, 10/01/2033	6,230	6,701
5.00%, 10/01/2033	12,925	14,125
5.00%, 10/01/2034	1,520	1,635
5.00%, 10/01/2034	5,100	5,531
5.00%, 10/01/2035	1,350	1,450
5.00%, 10/01/2036	1,075	1,152
5.00%, 10/01/2037	1,000	1,032
5.00%, 10/01/2038	1,855	1,985
5.00%, 10/01/2039	3,130	3,359
5.00%, 10/01/2042	3,000	3,198
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2032	3,145	2,290
4.00%, 10/01/2038	415	418
5.00%, 10/01/2034	1,500	1,595
Washington Metropolitan Area Transit Authority
5.00%, 07/01/2032	1,255	1,303
Washington Metropolitan Area Transit Authority Dedicated Revenue
5.00%, 07/15/2036	2,550	2,909
5.00%, 07/15/2037	2,300	2,536
5.00%, 07/15/2038	1,785	2,014
5.00%, 07/15/2039	1,445	1,622

Total District of Columbia		244,119

Florida – 4.95%
Alachua County School Board
5.00%, 07/01/2027	1,155	1,212
5.00%, 07/01/2030	2,140	2,356
Antillia Community Development District
5.60%, 05/01/2044	710	720
Artisan Lakes East Community Development District
2.75%, 05/01/2031	250	227
2.75%, 05/01/2031 (3)	270	245
Astonia Community Development District
2.50%, 05/01/2026 (3)	125	121
3.00%, 05/01/2031 (3)	205	190
Ave Maria Stewardship Community District
2.88%, 05/01/2027	805	783
4.00%, 05/01/2042	2,500	2,212
4.50%, 05/01/2033 (3)	570	575

The accompanying notes are an integral part of these financial statements.

256

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.95% – (continued)
Babcock Ranch Community Independent Special District
2.38%, 05/01/2026	$60	$58
2.88%, 05/01/2031	250	227
5.00%, 05/01/2042	1,920	1,923
5.00%, 05/01/2053	1,440	1,406
Berry Bay Community Development District
2.63%, 05/01/2026	100	97
Brevard County Health Facilities Authority
5.00%, 04/01/2037	2,285	2,523
5.00%, 04/01/2040	5,000	5,379
Capital Projects Finance Authority
5.00%, 10/01/2024	550	550
5.00%, 10/01/2025	2,630	2,647
5.00%, 10/01/2026	1,275	1,290
5.00%, 10/01/2027	1,750	1,783
Capital Trust Agency, Inc.
5.00%, 12/15/2039	1,270	1,272
5.35%, 07/01/2029	245	245
Celebration Community Development District
2.75%, 05/01/2031	120	112
Central Florida Expressway Authority
4.00%, 07/01/2039	1,525	1,540
5.00%, 07/01/2026	1,375	1,421
5.00%, 07/01/2035	5,000	5,404
CFM Community Development District
2.88%, 05/01/2031	420	381
Charles Cove Community Development District
3.00%, 05/01/2031	280	256
Citizens Property Insurance, Inc.
5.00%, 06/01/2025	19,595	19,714
City of Fort Lauderdale FL Water & Sewer Revenue
4.00%, 03/01/2038	2,400	2,423
5.00%, 09/01/2040	1,000	1,120
City of Gainesville FL Utilities System Revenue
5.00%, 10/01/2044	3,500	3,658
City of Jacksonville FL
5.00%, 10/01/2026	475	494
5.00%, 10/01/2027	380	401
5.00%, 08/15/2028	3,045	3,241
5.00%, 10/01/2028	755	810
5.00%, 08/15/2029	2,500	2,704
5.00%, 10/01/2029	655	714
5.00%, 08/15/2030	1,700	1,829
5.00%, 10/01/2030	615	681
5.00%, 08/15/2031	2,250	2,425
5.00%, 08/15/2032	1,200	1,294
5.00%, 10/01/2032	565	643
5.00%, 08/15/2033	1,200	1,293
City of Miami Beach FL
5.00%, 09/01/2045	1,650	1,660
City of Miami Gardens FL
5.00%, 07/01/2034	1,725	1,725
City of Orlando FL
5.00%, 10/01/2031	1,120	1,211
5.00%, 10/01/2032	1,300	1,340
5.00%, 10/01/2032	1,680	1,819
5.00%, 10/01/2035	1,200	1,299
5.00%, 10/01/2036	1,000	1,081

The accompanying notes are an integral part of these financial statements.

257

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.95% – (continued)
City of Orlando FL Tourist Development Tax Revenue
5.00%, 11/01/2029	$2,000	$2,084
City of Palmetto FL
4.25%, 06/01/2027	160	160
5.00%, 06/01/2032	400	418
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2024	400	401
5.00%, 08/15/2025	700	712
City of Tallahassee FL
5.00%, 12/01/2026	1,380	1,396
City of Tampa FL
4.00%, 07/01/2045	2,975	2,850
5.00%, 07/01/2037	1,785	1,811
5.25%, 05/01/2046	2,985	3,116
Cobblestone Community Development District
3.40%, 05/01/2027	45	44
Collier County Educational Facilities Authority
5.50%, 06/01/2033	2,625	2,756
Collier County Industrial Development Authority
5.00%, 10/01/2054 (1)	670	711
5.00%, 10/01/2054 (1)	845	910
Collier County Water-Sewer District
4.00%, 07/01/2040	4,095	4,172
Cordova Palms Community Development District
2.40%, 05/01/2026	95	92
2.80%, 05/01/2031	165	149
4.50%, 05/01/2027	115	115
5.10%, 05/01/2032	170	175
5.30%, 05/01/2032	85	87
County of Brevard FL
5.50%, 09/01/2048	6,615	7,264
County of Broward FL Airport System Revenue
5.00%, 10/01/2025	2,125	2,155
5.00%, 10/01/2026	1,000	1,026
5.00%, 10/01/2026	3,665	3,759
5.00%, 10/01/2027	1,650	1,711
5.00%, 10/01/2027	3,500	3,630
5.00%, 10/01/2028	1,500	1,574
5.00%, 10/01/2029	500	507
5.00%, 10/01/2029	1,150	1,217
5.00%, 10/01/2030	405	420
5.00%, 10/01/2031	1,525	1,604
5.00%, 10/01/2036	1,500	1,545
5.00%, 10/01/2038	1,420	1,480
5.00%, 10/01/2040	12,425	12,511
County of Broward FL Port Facilities Revenue
4.00%, 09/01/2036	1,000	1,008
5.00%, 09/01/2030	310	337
5.00%, 09/01/2030	1,780	1,876
5.00%, 09/01/2032	265	286
5.00%, 09/01/2034	1,925	2,028
5.00%, 09/01/2035	2,000	2,105
County of Broward FL Tourist Development Tax Revenue
4.00%, 09/01/2039	4,500	4,538
County of Clay FL Sales Surtax Revenue
5.00%, 10/01/2026	1,170	1,215
5.00%, 10/01/2030	1,680	1,833
5.00%, 10/01/2031	1,375	1,502
5.00%, 10/01/2035	1,805	1,976

The accompanying notes are an integral part of these financial statements.

258

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.95% – (continued)
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	$1,800	$1,839
County of Lee FL Airport Revenue
5.00%, 10/01/2039	7,240	7,691
County of Lee FL Solid Waste System Revenue
5.00%, 10/01/2025	3,045	3,067
County of Miami-Dade FL
5.00%, 07/01/2037	1,500	1,532
5.00%, 07/01/2038	1,060	1,081
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2034	1,600	1,636
4.00%, 10/01/2038	1,900	1,906
4.00%, 10/01/2040	1,450	1,451
5.00%, 10/01/2029	625	626
5.00%, 10/01/2030	250	275
5.00%, 10/01/2031	7,500	7,511
5.00%, 10/01/2033	24,105	24,134
5.00%, 10/01/2034	5,520	5,528
5.00%, 10/01/2035	1,000	1,001
5.00%, 10/01/2037	2,990	2,996
5.00%, 10/01/2038	490	493
5.00%, 10/01/2040	20,320	20,670
County of Miami-Dade FL Transit System
5.00%, 07/01/2044	9,540	10,350
County of Miami-Dade FL Water & Sewer System Revenue
3.00%, 10/01/2036	1,600	1,426
4.00%, 10/01/2040	6,000	6,007
County of Miami-Dade Seaport Department
4.00%, 10/01/2038	1,000	1,013
4.00%, 10/01/2039	7,000	7,060
4.00%, 10/01/2040	6,000	5,818
4.00%, 10/01/2041	10,000	9,969
County of Palm Beach FL
5.00%, 05/01/2029	1,915	1,969
County of Pasco FL
5.25%, 09/01/2032	550	620
5.25%, 09/01/2033	750	847
5.25%, 09/01/2034	675	763
5.25%, 09/01/2035	585	663
5.50%, 09/01/2037	1,550	1,775
5.50%, 09/01/2038	2,820	3,210
5.50%, 09/01/2039	500	566
5.50%, 09/01/2040	1,250	1,408
Creek Preserve Community Development District
4.25%, 11/01/2030 (3)	685	684
Duval County Public Schools
5.00%, 07/01/2031	8,280	9,109
5.00%, 07/01/2032	5,500	6,047
5.00%, 07/01/2033	5,860	6,425
5.00%, 07/01/2034	8,350	9,138
5.00%, 07/01/2035	11,000	12,006
East Nassau Stewardship District
3.00%, 05/01/2031	240	219
Elevation Pointe Community Development District
3.90%, 05/01/2027	50	50
4.13%, 05/01/2032	250	246
4.40%, 05/01/2032	1,100	1,092

The accompanying notes are an integral part of these financial statements.

259

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.95% – (continued)
Entrada Community Development District
2.13%, 05/01/2026 (3)	$190	$184
Epperson North Community Development District
2.45%, 11/01/2026	120	115
2.50%, 05/01/2026	40	39
3.00%, 05/01/2031	140	128
3.10%, 11/01/2031	185	169
Escambia County Health Facilities Authority
4.00%, 08/15/2045	1,305	1,178
Esplanade Lake Club Community Development District
3.25%, 11/01/2025	155	153
Florida Department of Management Services
3.00%, 11/01/2035	1,810	1,687
Florida Development Finance Corp.
3.00%, 07/01/2031 (3)	275	256
3.00%, 06/01/2032	795	692
4.00%, 06/01/2026 (3)	110	108
4.00%, 07/01/2031	170	169
5.00%, 04/01/2029	250	266
5.00%, 05/01/2029 (3)	2,915	2,957
5.00%, 06/01/2031 (3)	140	140
5.00%, 06/15/2032	545	561
5.00%, 02/01/2033	1,000	1,019
5.00%, 06/01/2035 (3)	125	124
5.00%, 07/01/2035	1,085	1,142
5.00%, 02/01/2037	1,750	1,775
5.00%, 06/15/2038	860	878
5.00%, 07/01/2041	2,670	2,764
5.00%, 07/01/2044	2,715	2,858
5.00%, 06/15/2056	2,570	2,581
5.00%, 08/01/2056 (1)	6,185	6,650
Florida Higher Educational Facilities Financial Authority
5.00%, 10/01/2029	1,000	1,034
5.00%, 10/01/2033	1,000	1,027
Florida Housing Finance Corp.
3.50%, 07/01/2051	1,820	1,789
4.50%, 05/01/2026 (1)	9,742	9,756
6.25%, 07/01/2055	5,000	5,542
Florida Municipal Power Agency
3.00%, 10/01/2032	1,000	922
5.00%, 10/01/2025	3,475	3,539
Fort Pierce Utilities Authority
5.00%, 10/01/2031	200	221
5.00%, 10/01/2032	150	167
5.00%, 10/01/2033	200	222
5.00%, 10/01/2035	250	278
Greater Orlando Aviation Authority
5.00%, 10/01/2031	2,000	2,024
5.00%, 10/01/2033	5,020	5,080
5.00%, 10/01/2034	11,000	11,624
5.00%, 10/01/2038	5,500	5,760
Highlands County Health Facilities Authority
5.00%, 11/15/2059 (1)	4,435	4,866
Hillsborough County Aviation Authority
5.00%, 10/01/2025	2,300	2,338
5.00%, 10/01/2031	4,400	4,407
5.00%, 10/01/2032	375	402
5.00%, 10/01/2032	2,500	2,504

The accompanying notes are an integral part of these financial statements.

260

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.95% – (continued)
5.00%, 10/01/2033	$465	$499
5.00%, 10/01/2034	2,150	2,307
5.00%, 10/01/2035	2,275	2,440
5.00%, 10/01/2036	2,650	2,832
5.00%, 10/01/2037	700	728
5.00%, 10/01/2040	12,500	12,545
Hillsborough County Port District
5.00%, 06/01/2038	900	931
Hillsborough County School Board
5.00%, 07/01/2029	1,795	1,922
Hilltop Point Community Development District
5.00%, 05/01/2033	200	203
Hyde Park Community Development District No 1
3.25%, 05/01/2027	260	254
3.60%, 05/01/2032	505	477
JEA Electric System Revenue
4.00%, 10/01/2038	10,830	10,752
4.00%, 10/01/2039	10,550	10,398
5.00%, 10/01/2026	1,120	1,161
5.00%, 10/01/2031	1,360	1,473
5.00%, 10/01/2033	2,130	2,311
5.00%, 10/01/2034	1,215	1,319
JEA Water & Sewer System Revenue
5.25%, 10/01/2049	11,755	13,074
Lakes of Sarasota Community Development District
3.63%, 05/01/2031	130	126
3.88%, 05/01/2031	285	281
4.13%, 05/01/2031	1,000	991
Lakewood Ranch Stewardship District
2.30%, 05/01/2026	95	92
2.50%, 05/01/2025 (3)	135	133
2.63%, 05/01/2031	300	269
3.13%, 05/01/2030 (3)	310	292
3.13%, 05/01/2041	645	520
5.30%, 05/01/2044	485	490
Laurel Road Community Development District
3.00%, 05/01/2031	350	313
3.13%, 05/01/2031	735	662
Lee County Industrial Development Authority
5.00%, 11/15/2039	1,850	1,929
Lee County School Board
5.00%, 08/01/2028	3,275	3,497
Lee Memorial Health System
5.00%, 04/01/2033 (1)	5,350	5,428
5.00%, 04/01/2035	6,575	6,956
5.00%, 04/01/2037	2,060	2,166
Live Oak Lake Community Development District
3.80%, 05/01/2030	1,745	1,689
LT Ranch Community Development District
3.00%, 05/01/2025	100	99
5.50%, 05/01/2044	1,000	1,014
Manatee County School District
5.00%, 10/01/2025	520	530
5.00%, 10/01/2029	1,250	1,291
5.00%, 10/01/2030	1,250	1,290
Marion County School Board
5.00%, 06/01/2026	1,455	1,473

The accompanying notes are an integral part of these financial statements.

261

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.95% – (continued)
Meadow View at Twin Creeks Community Development District
3.00%, 05/01/2031	$310	$284
Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225	1,252
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110	112
5.00%, 08/01/2026	155	159
5.00%, 08/01/2027	345	357
5.00%, 08/01/2028	400	415
5.00%, 08/01/2028	460	481
5.00%, 08/01/2029	480	497
5.00%, 08/01/2030	680	703
5.00%, 08/01/2030	1,050	1,113
5.00%, 08/01/2032	750	775
Mid-Bay Bridge Authority
5.00%, 10/01/2040	1,375	1,386
Midtown Miami Community Development District
5.00%, 05/01/2037	965	965
Mirada II Community Development District
2.50%, 05/01/2026	205	198
Monroe County School District
5.00%, 06/01/2033	540	564
5.00%, 06/01/2035	500	524
North AR-1 Pasco Community Development District
2.63%, 05/01/2026	105	102
North Springs Improvement District
4.00%, 05/01/2041	2,000	2,011
Orange County Convention Center/Orlando
5.00%, 10/01/2028	1,485	1,587
Orange County School Board
5.00%, 08/01/2029	1,000	1,018
5.00%, 08/01/2033	1,740	1,795
5.00%, 08/01/2034	3,375	3,482
Orlando Utilities Commission
1.25%, 10/01/2046 (1)	1,190	1,044
Palm Beach County Health Facilities Authority
4.00%, 06/01/2026	150	150
4.00%, 06/01/2031	625	614
5.00%, 12/01/2024	105	106
5.00%, 05/15/2028	1,920	1,921
Palm Beach County Housing Finance Authority
5.00%, 02/01/2027 (1)	4,285	4,346
Palm Beach County School District
5.00%, 08/01/2024	220	220
5.00%, 08/01/2026	1,065	1,102
5.00%, 08/01/2026	3,750	3,881
5.00%, 08/01/2030	4,520	4,584
5.00%, 08/01/2032	3,000	3,041
5.00%, 08/01/2038	1,280	1,420
5.00%, 08/01/2039	2,560	2,831
5.25%, 08/01/2038	6,500	7,392
Palm Coast Park Community Development District
4.63%, 05/01/2032	500	508
Pasco County School Board
5.00%, 08/01/2030	450	496
5.00%, 08/01/2033	1,000	1,100
Pine Isle Community Development District
3.00%, 12/15/2031 (3)	100	95

The accompanying notes are an integral part of these financial statements.

262

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.95% – (continued)
Pinellas County Housing Finance Authority
0.65%, 01/01/2025 (1)	$2,210	$2,210
Poitras East Community Development District
4.00%, 05/01/2028	900	901
Portico Community Development District
2.80%, 05/01/2025	210	207
Preston Cove Community Development District
3.25%, 05/01/2027	100	97
3.60%, 05/01/2032	340	320
Reunion East Community Development District
2.40%, 05/01/2026	75	73
2.85%, 05/01/2031	640	579
Reunion West Community Development District
3.00%, 05/01/2036	450	396
Ridge at Apopka Community Development District
4.75%, 05/01/2027	160	162
River Hall Community Development District
3.00%, 05/01/2031	250	230
Rivers Edge II Community Development District
2.40%, 05/01/2026	200	194
3.00%, 05/01/2031	300	275
Rolling Hills Community Development District
3.13%, 05/01/2027	195	190
3.65%, 05/01/2032	400	377
3.75%, 05/01/2042	485	411
Saltleaf Community Development District
4.75%, 05/01/2031	420	420
Sawyers Landing Community Development District
3.25%, 05/01/2026	300	292
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000	3,038
5.00%, 05/01/2026	1,000	1,012
5.00%, 05/01/2028	2,785	2,814
5.00%, 11/01/2029	1,180	1,185
5.00%, 02/01/2030	500	511
5.00%, 05/01/2031	5,000	5,056
School District of Broward County
5.00%, 07/01/2028	1,500	1,561
5.00%, 07/01/2029	2,545	2,653
5.00%, 07/01/2030	3,955	4,358
5.00%, 07/01/2030	5,500	5,558
5.00%, 07/01/2031	1,000	1,096
5.00%, 07/01/2033	5,000	5,465
5.00%, 07/01/2038	6,410	7,134
5.00%, 07/01/2045	12,400	13,430
Seminole Improvement District
4.40%, 10/01/2027	250	251
5.00%, 10/01/2032	250	255
5.30%, 10/01/2037	500	515
Somerset Community Development District
4.00%, 05/01/2025	210	210
4.00%, 05/01/2032	570	552
Southern Groves Community Development District No 5
2.80%, 05/01/2031	200	187
4.55%, 05/01/2031	1,280	1,287
5.45%, 05/01/2044	1,350	1,367

The accompanying notes are an integral part of these financial statements.

263

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.95% – (continued)
St Johns County Industrial Development Authority
4.00%, 12/15/2025	$170	$169
4.00%, 12/15/2026	185	182
4.00%, 12/15/2027	215	210
St Johns County School Board
5.00%, 07/01/2029	1,250	1,354
5.00%, 07/01/2030	1,500	1,631
5.00%, 07/01/2031	1,000	1,089
State of Florida
5.00%, 07/01/2024	2,460	2,460
5.00%, 06/01/2026	12,080	12,498
State of Florida Department of Transportation Turnpike System Revenue
3.00%, 07/01/2035	1,530	1,428
4.00%, 07/01/2039	3,625	3,724
State of Florida Lottery Revenue
5.00%, 07/01/2024	1,400	1,400
Stillwater Community Development District
2.38%, 06/15/2026 (3)	125	121
Sunbridge Stewardship District
5.20%, 05/01/2042	500	506
Sunshine Skyway Bridge
4.00%, 07/01/2037	2,355	2,373
Tampa Bay Water
5.00%, 10/01/2042	1,875	2,062
5.00%, 10/01/2043	2,000	2,186
5.00%, 10/01/2044	3,345	3,643
Tampa-Hillsborough County Expressway Authority
5.00%, 07/01/2048	5,145	5,299
Tolomato Community Development District
2.10%, 05/01/2025	1,340	1,312
2.80%, 05/01/2027	1,240	1,203
2.88%, 05/01/2027	105	102
3.00%, 05/01/2032	1,500	1,376
Tradition Community Development District No 9
2.30%, 05/01/2026	195	189
2.70%, 05/01/2031	270	242
Two Rivers North Community Development District
4.63%, 05/01/2027	80	80
4.88%, 05/01/2032	250	254
V-Dana Community Development District
2.60%, 05/01/2026	65	63
3.13%, 05/01/2031	125	116
Verano No 3 Community Development District
2.38%, 05/01/2026	40	39
3.00%, 05/01/2031	120	111
Viera Stewardship District
2.30%, 05/01/2026	160	154
2.80%, 05/01/2031	465	419
4.60%, 05/01/2033	1,770	1,799
Village Community Development District No 13
2.55%, 05/01/2031	1,175	1,070
Village Community Development District No 15
4.38%, 05/01/2033 (3)	485	491
Volusia County Educational Facility Authority
4.00%, 10/15/2037	740	743
5.00%, 10/15/2044	390	405
Volusia County School Board
5.00%, 08/01/2024	2,100	2,102

The accompanying notes are an integral part of these financial statements.

264

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.95% – (continued)
Watergrass Community Development District II
2.00%, 05/01/2026	$120	$115
2.50%, 05/01/2031	310	274
West Villages Improvement District
4.50%, 05/01/2031	500	501
5.38%, 05/01/2044	750	755
Westside Haines City Community Development District
2.50%, 05/01/2026	65	63
3.00%, 05/01/2031	215	197
Windward at Lakewood Ranch Community Development District
3.25%, 05/01/2027	165	159
3.63%, 05/01/2032	695	639
Wiregrass II Community Development District
4.50%, 05/01/2027	45	45
4.80%, 05/01/2032	240	243

Total Florida		722,225

Georgia – 3.60%
Atlanta Urban Redevelopment Agency
2.38%, 07/01/2026 (3)	1,335	1,303
2.88%, 07/01/2031 (3)	2,080	1,914
Atlanta Urban Residential Finance Authority
5.00%, 05/01/2028 (1)	6,860	7,048
Bartow County Development Authority
3.95%, 12/01/2032 (1)	8,030	8,158
Brookhaven Development Authority
5.00%, 07/01/2025	1,400	1,423
5.00%, 07/01/2037	1,800	1,935
City of Atlanta GA Department of Aviation
4.00%, 07/01/2038	255	255
5.00%, 07/01/2026	580	595
5.00%, 07/01/2026	1,210	1,252
5.00%, 07/01/2027	2,635	2,777
5.00%, 07/01/2032	250	270
5.00%, 07/01/2033	350	377
5.00%, 07/01/2033	2,000	2,175
5.00%, 07/01/2034	250	269
5.00%, 07/01/2034	1,300	1,414
5.00%, 07/01/2035	350	377
5.00%, 07/01/2036	350	376
5.00%, 07/01/2037	385	412
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2038	1,590	1,662
5.00%, 11/01/2040	24,425	24,647
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054 (1)	2,700	2,851
5.00%, 07/01/2054 (1)	3,330	3,386
DeKalb Private Hospital Authority
5.00%, 07/01/2027	1,235	1,299
Development Authority for Fulton County
5.00%, 06/15/2044	580	606
Development Authority of Burke County
1.70%, 12/01/2049 (1)	2,400	2,388
2.88%, 12/01/2049 (1)	5,640	5,558
3.25%, 11/01/2045 (1)	3,000	2,975
3.38%, 11/01/2053 (1)	6,050	6,003
3.80%, 10/01/2032 (1)	5,555	5,569
5.00%, 07/01/2049 (1)	12,000	12,000

The accompanying notes are an integral part of these financial statements.

265

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Georgia – 3.60% – (continued)
Development Authority of Monroe County
3.88%, 10/01/2048 (1)	$4,815	$4,831
Fayette County Hospital Authority
5.00%, 07/01/2054 (1)	1,300	1,300
George L Smith II Congress Center Authority
2.38%, 01/01/2031	1,250	1,123
4.00%, 01/01/2036	2,000	1,981
Glynn-Brunswick Memorial Hospital Authority
4.00%, 08/01/2036	2,000	1,904
4.00%, 08/01/2037	750	705
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635	620
Main Street Natural Gas, Inc.
4.00%, 12/01/2029	1,370	1,333
4.00%, 08/01/2049 (1)	36,670	36,686
4.00%, 03/01/2050 (1)	10,500	10,520
4.00%, 05/01/2052 (1)	26,945	27,031
4.00%, 07/01/2052 (1)	32,165	32,296
4.00%, 09/01/2052 (1)	11,210	11,247
5.00%, 05/15/2027	1,500	1,522
5.00%, 12/01/2052 (1)	12,375	12,974
5.00%, 06/01/2053 (1)	11,180	11,819
5.00%, 07/01/2053 (1)	5,755	6,105
5.00%, 09/01/2053 (1)	23,220	24,652
5.00%, 12/01/2053 (1)	19,735	21,097
5.00%, 05/01/2054 (1)	11,030	11,684
5.00%, 05/01/2054 (1)	19,650	20,865
5.00%, 12/01/2054 (1)	38,220	40,497
5.00%, 12/01/2054 (1)	39,400	41,568
5.28% (SOFR + 1.70%), 12/01/2053 (2)	42,000	43,112
Metropolitan Atlanta Rapid Transit Authority
5.00%, 07/01/2033	1,250	1,448
5.00%, 07/01/2034	1,000	1,158
5.00%, 07/01/2035	525	607
5.00%, 07/01/2039	900	1,023
Municipal Electric Authority of Georgia
4.00%, 01/01/2035	435	433
4.00%, 01/01/2035	1,500	1,530
4.00%, 01/01/2036	435	432
4.00%, 01/01/2037	860	850
4.00%, 01/01/2038	850	835
4.00%, 01/01/2039	850	826
4.00%, 01/01/2046	400	396
4.00%, 01/01/2046	590	584
4.00%, 01/01/2051	220	197
4.00%, 01/01/2051	1,100	1,001
5.00%, 01/01/2025	350	352
5.00%, 01/01/2025	900	906
5.00%, 01/01/2025	950	956
5.00%, 01/01/2026	300	307
5.00%, 01/01/2026	320	327
5.00%, 01/01/2026	1,000	1,022
5.00%, 01/01/2027	300	310
5.00%, 01/01/2027	1,500	1,551
5.00%, 11/01/2027	200	209
5.00%, 01/01/2028	25	26
5.00%, 01/01/2028	750	785
5.00%, 11/01/2028	275	291

The accompanying notes are an integral part of these financial statements.

266

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Georgia – 3.60% – (continued)
5.00%, 11/01/2029	$300	$322
5.00%, 01/01/2030	1,000	1,053
5.00%, 01/01/2031	685	726
5.00%, 01/01/2034	1,080	1,176
5.00%, 01/01/2039	3,980	4,157
5.00%, 01/01/2048	1,455	1,475
5.00%, 07/01/2048	1,000	1,060
5.00%, 01/01/2056	190	192
5.00%, 01/01/2056	280	288
5.00%, 01/01/2056	1,930	1,984
5.00%, 01/01/2063	515	521
Paulding County Hospital Authority
4.00%, 04/01/2041	1,250	1,243
4.00%, 04/01/2041	1,975	1,978
5.00%, 04/01/2033	250	275
5.00%, 04/01/2034	350	385
5.00%, 04/01/2035	200	220
5.00%, 04/01/2036	330	362
5.00%, 04/01/2037	300	328
5.00%, 04/01/2038	450	488
5.00%, 04/01/2039	725	783
5.00%, 04/01/2042	1,875	1,994
5.00%, 04/01/2043	8,750	9,259
Private Colleges & Universities Authority
5.00%, 04/01/2028	400	421
5.00%, 04/01/2034	780	854
State of Georgia
4.00%, 08/01/2034	6,455	6,769

Total Georgia		525,421

Guam – 0.14%
Guam Department of Education
3.63%, 02/01/2025	290	288
Territory of Guam
4.00%, 01/01/2036	6,405	6,421
4.00%, 01/01/2042	5,445	5,237
5.00%, 12/01/2028	2,500	2,561
5.00%, 12/01/2030	1,750	1,793
5.00%, 11/15/2031	1,320	1,339
5.00%, 12/01/2034	2,500	2,555
5.00%, 11/15/2039	600	603

Total Guam		20,797

Hawaii – 0.30%
City & County Honolulu HI Wastewater System Revenue
5.00%, 07/01/2036	1,930	1,986
City & County of Honolulu HI
5.00%, 06/01/2027 (1)	3,075	3,136
5.00%, 11/01/2028	540	583
5.00%, 10/01/2029	2,000	2,037
5.00%, 11/01/2029	1,800	1,977
5.00%, 07/01/2034	810	896
5.00%, 07/01/2035	1,345	1,486
Kauai County Community Facilities District
4.00%, 05/15/2028	485	475
State of Hawaii
5.00%, 01/01/2030	2,330	2,512

The accompanying notes are an integral part of these financial statements.

267

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Hawaii – 0.30% – (continued)
State of Hawaii Airports System Revenue
5.00%, 07/01/2032	$1,500	$1,558
5.00%, 07/01/2033	1,425	1,480
5.00%, 07/01/2041	3,000	3,015
State of Hawaii Harbor System Revenue
4.00%, 07/01/2034	2,000	2,011
4.00%, 07/01/2035	2,320	2,331
4.00%, 07/01/2036	545	557
4.00%, 07/01/2039	1,000	1,009
University of Hawaii
5.00%, 10/01/2028	4,015	4,307
5.00%, 10/01/2028	4,445	4,768
5.00%, 10/01/2029	1,225	1,337
5.00%, 10/01/2030	5,350	5,930

Total Hawaii		43,391

Idaho – 0.18%
Boise State University
5.00%, 04/01/2048	1,595	1,724
Idaho Health Facilities Authority
4.00%, 03/01/2034	400	401
4.00%, 03/01/2035	250	250
4.00%, 03/01/2039	700	685
4.00%, 03/01/2040	835	814
4.00%, 03/01/2041	850	823
4.00%, 03/01/2046	2,900	2,759
Idaho Housing & Finance Association
3.00%, 05/01/2032	480	440
3.00%, 05/01/2032	630	577
3.10%, 07/01/2025	1,685	1,681
4.00%, 07/15/2039	6,500	6,541
4.00%, 01/01/2050	145	144
5.00%, 08/15/2040	2,380	2,662
6.00%, 07/01/2054	6,500	7,121

Total Idaho		26,622

Illinois – 8.08%
Champaign County Community Unit School District No 4 Champaign
0.00%, 01/01/2025	485	475
Chicago Board of Education
4.00%, 12/01/2038	3,785	3,607
4.00%, 12/01/2041	9,980	9,233
4.00%, 12/01/2047	6,000	5,261
5.00%, 12/01/2024	130	130
5.00%, 12/01/2024	2,175	2,183
5.00%, 12/01/2025	2,500	2,527
5.00%, 12/01/2026	145	148
5.00%, 12/01/2026	3,660	3,744
5.00%, 12/01/2028	1,270	1,320
5.00%, 12/01/2029	540	565
5.00%, 12/01/2030	2,000	2,084
5.00%, 12/01/2030	2,430	2,532
5.00%, 12/01/2031	2,185	2,271
5.00%, 12/01/2031	3,020	3,089
5.00%, 12/01/2033	300	310
5.00%, 12/01/2033	3,525	3,520
5.00%, 12/01/2033	5,845	6,138
5.00%, 12/01/2035	2,085	2,174

The accompanying notes are an integral part of these financial statements.

268

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 8.08% – (continued)
5.00%, 12/01/2036	$1,165	$1,188
5.00%, 12/01/2037	7,950	8,223
5.00%, 12/01/2038	1,250	1,287
5.00%, 12/01/2039	5,000	5,140
5.00%, 12/01/2041	550	561
5.00%, 12/01/2042	6,225	6,224
5.00%, 12/01/2046	1,000	989
5.00%, 12/01/2046	1,200	1,203
5.00%, 12/01/2046	2,340	2,334
5.00%, 12/01/2046	8,520	8,543
5.00%, 12/01/2047	5,295	5,340
5.25%, 12/01/2035	2,590	2,591
5.25%, 12/01/2039	2,000	2,000
6.50%, 12/01/2046	100	104
6.75%, 12/01/2030 (3)	1,500	1,640
7.00%, 12/01/2042 (3)	1,000	1,083
7.00%, 12/01/2046 (3)	400	431
Chicago Midway International Airport
4.00%, 01/01/2033	1,915	1,902
5.00%, 01/01/2027	1,800	1,818
5.00%, 01/01/2032	4,835	5,229
5.00%, 01/01/2035	12,500	14,213
5.50%, 01/01/2036	1,000	1,143
5.50%, 01/01/2037	500	570
5.50%, 01/01/2038	500	567
5.50%, 01/01/2039	1,000	1,126
5.50%, 01/01/2040	1,000	1,120
5.75%, 01/01/2041	1,000	1,134
5.75%, 01/01/2043	1,250	1,407
Chicago O’Hare International Airport
4.00%, 01/01/2035	6,450	6,587
4.00%, 01/01/2036	2,500	2,559
4.00%, 01/01/2036	3,285	3,346
4.00%, 01/01/2037	2,500	2,553
4.00%, 01/01/2038	1,500	1,520
5.00%, 01/01/2025	415	417
5.00%, 01/01/2027	520	534
5.00%, 01/01/2028	1,000	1,026
5.00%, 01/01/2030	520	543
5.00%, 01/01/2030	2,000	2,011
5.00%, 01/01/2030	3,105	3,115
5.00%, 01/01/2031	660	675
5.00%, 01/01/2031	700	702
5.00%, 01/01/2031	835	873
5.00%, 01/01/2032	600	649
5.00%, 01/01/2032	1,140	1,189
5.00%, 01/01/2032	1,300	1,304
5.00%, 01/01/2032	11,555	11,607
5.00%, 01/01/2033	345	351
5.00%, 01/01/2033	400	433
5.00%, 01/01/2033	1,200	1,252
5.00%, 01/01/2033	2,520	2,531
5.00%, 07/01/2033	550	565
5.00%, 01/01/2034	325	352
5.00%, 01/01/2034	400	407
5.00%, 01/01/2035	715	774
5.00%, 01/01/2035	1,285	1,337
5.00%, 01/01/2035	3,200	3,211

The accompanying notes are an integral part of these financial statements.

269

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 8.08% – (continued)
5.00%, 01/01/2036	$430	$437
5.00%, 01/01/2036	750	811
5.00%, 01/01/2037	2,000	2,039
5.00%, 01/01/2038	1,785	1,955
5.00%, 01/01/2039	2,000	2,060
5.00%, 01/01/2042	500	504
5.00%, 01/01/2048	1,025	1,037
5.00%, 07/01/2048	6,450	6,489
Chicago Park District
5.00%, 01/01/2040	6,405	6,485
5.00%, 01/01/2044	5,700	5,976
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 06/01/2025	200	202
5.00%, 06/01/2026	160	164
5.00%, 06/01/2026	8,275	8,461
5.00%, 06/01/2029	1,500	1,594
Chicago Transit Authority Sales Tax Receipts Fund
5.00%, 12/01/2044	5,500	5,513
5.25%, 12/01/2049	1,500	1,503
City of Calumet City IL
4.50%, 03/01/2043	1,945	1,920
5.50%, 03/01/2030	755	817
5.50%, 03/01/2034	700	757
5.50%, 03/01/2036	400	432
5.50%, 03/01/2038	555	593
City of Chicago Heights IL
2.88%, 08/01/2027 (1)	3,000	2,958
City of Chicago IL
4.00%, 01/01/2032	2,500	2,514
5.00%, 11/01/2026 (1)	7,476	7,556
5.00%, 01/01/2027	500	503
5.00%, 01/01/2027	2,000	2,058
5.00%, 01/01/2030	2,000	2,127
5.00%, 01/01/2030	2,380	2,532
5.00%, 01/01/2031	2,400	2,548
5.00%, 01/01/2031	2,915	3,130
5.00%, 01/01/2032	13,095	14,040
5.00%, 01/01/2033	2,000	2,140
5.00%, 01/01/2034	1,445	1,546
5.00%, 01/01/2035	7,540	8,124
5.00%, 01/01/2044	12,000	12,247
5.25%, 01/01/2027	2,435	2,451
5.50%, 01/01/2039	4,400	4,784
5.50%, 01/01/2041	4,000	4,238
5.75%, 01/01/2034	2,000	2,078
6.00%, 01/01/2038	1,910	1,987
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2028	2,900	2,902
5.00%, 01/01/2029	1,300	1,301
5.00%, 01/01/2030	1,000	1,035
5.00%, 01/01/2030	1,310	1,319
5.00%, 01/01/2038	1,775	1,963
5.00%, 01/01/2039	2,500	2,746
5.00%, 01/01/2044	5,000	5,003
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2024	250	251
5.00%, 11/01/2024	1,000	1,005
5.00%, 11/01/2024	1,150	1,155

The accompanying notes are an integral part of these financial statements.

270

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 8.08% – (continued)
5.00%, 11/01/2025	$1,000	$1,005
5.00%, 11/01/2038	1,250	1,375
5.00%, 11/01/2039	2,000	2,202
5.00%, 11/01/2039	4,000	4,007
City of Galesburg IL
4.00%, 10/01/2036	565	523
5.00%, 10/01/2031	325	334
City of Joliet IL
5.00%, 12/15/2037	1,000	1,102
5.00%, 12/15/2038	1,090	1,191
5.25%, 12/15/2039	730	809
5.50%, 12/15/2042	1,305	1,451
5.50%, 12/15/2044	3,075	3,406
City of Springfield IL
5.00%, 12/01/2025	395	403
5.00%, 12/01/2026	160	161
City of Sterling IL
4.00%, 11/01/2031	500	517
4.00%, 11/01/2032	500	514
City of Waukegan IL Water & Sewer System Revenue
4.00%, 12/30/2036	500	506
Community Unit School District Number 427 DeKalb & Kane Counties Illinois
4.00%, 02/01/2032	700	718
4.00%, 02/01/2035	350	355
4.00%, 02/01/2037	535	536
Cook County Community College District No 508
5.00%, 12/01/2040	4,215	4,553
Cook County High School District No 203 New Trier Township
2.00%, 12/15/2033	425	346
2.00%, 12/15/2034	440	354
Cook County School District No 87 Berkeley
3.00%, 12/01/2037	1,000	879
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850	854
County of Cook IL
4.00%, 11/15/2026	555	563
4.00%, 11/15/2027	560	571
4.00%, 11/15/2028	280	286
5.00%, 11/15/2024	375	377
5.00%, 11/15/2025	375	383
5.00%, 11/15/2026	750	778
5.00%, 11/15/2026	1,450	1,505
5.00%, 11/15/2029	1,000	1,030
5.00%, 11/15/2029	1,630	1,770
5.00%, 11/15/2030	500	516
5.00%, 11/15/2031	1,750	1,922
5.00%, 11/15/2032	2,800	3,062
5.00%, 11/15/2034	1,200	1,232
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2032	175	194
5.00%, 11/15/2033	150	166
5.00%, 11/15/2033	2,795	2,918
5.00%, 11/15/2035	315	348
5.00%, 11/15/2036	645	710
5.25%, 11/15/2035	3,000	3,149
Crawford Hospital District
4.00%, 01/01/2041	580	539

The accompanying notes are an integral part of these financial statements.

271

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 8.08% – (continued)
Illinois Development Finance Authority
0.00%, 07/15/2025	$4,500	$4,337
Illinois Finance Authority
2.35%, 08/15/2057 (1)	1,100	1,100
3.00%, 07/01/2035	1,275	1,153
3.63%, 02/15/2032	355	343
3.75%, 02/15/2034	745	722
4.00%, 10/01/2028 (3)	280	277
4.00%, 10/15/2028	670	640
4.00%, 10/01/2029 (3)	405	400
4.00%, 10/15/2029	1,045	987
4.00%, 10/01/2030 (3)	630	621
4.00%, 10/15/2030	730	681
4.00%, 10/01/2031 (3)	620	610
4.00%, 10/15/2031	1,135	1,050
4.00%, 10/01/2032 (3)	340	333
4.00%, 12/01/2032	510	510
4.00%, 10/01/2033 (3)	375	366
4.00%, 08/01/2034	2,050	2,047
4.00%, 08/01/2035	1,625	1,621
4.00%, 02/15/2036	800	794
4.00%, 05/15/2036	535	520
4.00%, 07/15/2037	3,090	3,132
4.00%, 08/01/2037	1,160	1,146
4.00%, 07/15/2038	5,750	5,789
4.00%, 08/01/2038	1,165	1,138
4.00%, 07/15/2039	6,280	6,285
4.00%, 08/15/2039	9,280	9,232
4.00%, 02/15/2041	5	5
4.00%, 02/15/2041	1,860	1,817
4.13%, 08/15/2037	1,090	1,038
5.00%, 02/15/2025	695	700
5.00%, 07/15/2025	230	234
5.00%, 08/01/2025	1,605	1,625
5.00%, 02/15/2026	360	370
5.00%, 02/15/2026	1,345	1,373
5.00%, 08/15/2026	1,500	1,547
5.00%, 03/01/2028	15	15
5.00%, 05/15/2028	13,620	14,096
5.00%, 09/01/2028	500	501
5.00%, 01/01/2029	1,650	1,713
5.00%, 02/15/2029	1,445	1,496
5.00%, 10/01/2029	505	538
5.00%, 12/01/2029	340	347
5.00%, 02/15/2030	1,240	1,284
5.00%, 05/15/2030	1,180	1,182
5.00%, 07/01/2030	275	284
5.00%, 07/15/2030	710	749
5.00%, 08/15/2030	630	689
5.00%, 09/01/2030	430	431
5.00%, 10/01/2030	565	601
5.00%, 11/01/2030	1,210	1,245
5.00%, 11/15/2030	2,000	2,014
5.00%, 01/01/2031	3,545	3,691
5.00%, 02/15/2031	300	311
5.00%, 05/15/2031	5,000	5,221
5.00%, 07/01/2031	1,420	1,475
5.00%, 08/15/2031	1,525	1,679

The accompanying notes are an integral part of these financial statements.

272

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 8.08% – (continued)
5.00%, 04/01/2032	$13,240	$14,946
5.00%, 05/15/2032	3,745	3,912
5.00%, 07/01/2033	10,000	10,820
5.00%, 08/15/2033	250	258
5.00%, 10/01/2033	500	524
5.00%, 10/01/2033	700	740
5.00%, 12/01/2033	700	713
5.00%, 01/01/2034	605	630
5.00%, 02/15/2034	1,770	1,835
5.00%, 08/15/2034	1,725	1,902
5.00%, 08/15/2034	2,500	2,599
5.00%, 10/01/2034	430	451
5.00%, 11/15/2034	300	302
5.00%, 11/15/2034	3,000	3,017
5.00%, 07/01/2035	2,160	2,242
5.00%, 08/15/2035	600	618
5.00%, 10/01/2035	400	420
5.00%, 02/15/2036	735	762
5.00%, 07/01/2036	830	858
5.00%, 08/15/2036	1,000	1,030
5.00%, 10/01/2036	620	652
5.00%, 01/01/2037	2,785	2,953
5.00%, 05/15/2037	500	569
5.00%, 08/15/2037	1,000	1,030
5.00%, 08/15/2038	1,000	1,093
5.00%, 10/01/2038	3,950	3,954
5.00%, 11/15/2038	3,795	3,812
5.00%, 05/15/2039	1,100	1,239
5.00%, 08/15/2039	1,200	1,308
5.00%, 08/15/2040	5,000	5,427
5.00%, 02/15/2041	840	860
5.00%, 08/01/2042	120	122
5.00%, 01/01/2044	4,145	4,396
5.00%, 08/15/2044	15,690	15,769
5.00%, 08/01/2049	140	141
5.00%, 05/15/2050 (1)	1,625	1,626
5.00%, 05/15/2050 (1)	2,170	2,218
5.00%, 08/15/2053 (1)	1,120	1,222
5.25%, 08/15/2031	500	518
5.25%, 07/01/2035	20,085	21,964
5.25%, 04/01/2040	550	630
5.50%, 10/01/2047	635	654
Illinois Housing Development Authority
0.80%, 07/01/2026	1,000	923
2.70%, 10/01/2034	700	616
2.90%, 08/01/2031	685	619
3.50%, 04/01/2052	4,670	4,570
3.75%, 04/01/2050	420	415
4.00%, 10/01/2049	2,000	1,991
4.38%, 10/01/2041	3,500	3,508
4.50%, 10/01/2048	2,575	2,583
5.00%, 02/01/2027 (1)	6,270	6,339
5.00%, 11/01/2027 (1)	6,173	6,314
6.25%, 10/01/2052	5,510	5,896
Illinois Municipal Electric Agency
4.00%, 02/01/2034	4,500	4,427
4.00%, 02/01/2035	24,645	24,119
5.00%, 02/01/2031	470	475

The accompanying notes are an integral part of these financial statements.

273

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 8.08% – (continued)
5.00%, 02/01/2032	$5,000	$5,055
Illinois Sports Facilities Authority
5.00%, 06/15/2030	950	999
5.00%, 06/15/2031	575	618
5.25%, 06/15/2032	1,735	1,740
Illinois State Toll Highway Authority
5.00%, 01/01/2026	1,550	1,592
5.00%, 12/01/2031	235	239
5.00%, 12/01/2032	425	433
5.00%, 01/01/2034	1,300	1,378
5.00%, 01/01/2036	2,500	2,548
5.00%, 01/01/2037	1,260	1,274
5.00%, 01/01/2038	25,715	25,847
5.00%, 01/01/2039	9,125	9,168
5.00%, 01/01/2040	7,050	7,157
5.00%, 01/01/2040	9,900	9,971
5.00%, 01/01/2041	2,190	2,383
5.00%, 01/01/2041	11,665	11,884
5.00%, 01/01/2042	6,840	7,119
5.00%, 01/01/2044	2,270	2,366
Illinois State University
5.00%, 04/01/2032	1,745	1,843
Jersey & Greene County Community Unit School District No 100 Jerseyville
5.00%, 12/01/2027	1,105	1,128
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2026	1,930	1,975
Kane Cook & DuPage Counties School District No U-46 Elgin
5.00%, 01/01/2029	400	427
5.00%, 01/01/2032	550	607
5.00%, 01/01/2033	550	613
5.00%, 01/01/2034	650	725
La Salle County Community Unit School District No 2 Serena
5.25%, 12/01/2036	1,440	1,613
5.50%, 12/01/2040	2,145	2,380
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000	1,008
5.00%, 01/01/2027	100	101
5.00%, 01/01/2027	2,100	2,117
Lake County Consolidated High School District No 120 Mundelein
5.50%, 12/01/2039	1,000	1,118
Lake County School District No 112 North Shore
4.00%, 12/01/2037	1,695	1,756
Macon & de Witt Counties Community Unit School District No 2 Maroa-Forsyth
4.00%, 12/01/2035	870	880
Macon County School District No 61 Decatur
4.00%, 01/01/2029	1,240	1,259
4.00%, 01/01/2033	1,950	1,972
4.00%, 01/01/2034	1,750	1,769
Madison County Community Unit School District No 8 Bethalto
4.00%, 12/01/2034	775	781
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2025	1,000	979
0.00%, 01/15/2026	1,000	942
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2024	1,000	982
0.00%, 06/15/2028	15,615	13,303
0.00%, 06/15/2029	3,470	2,840
0.00%, 12/15/2029	3,745	3,032

The accompanying notes are an integral part of these financial statements.

274

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 8.08% – (continued)
0.00%, 12/15/2029	$5,665	$4,548
0.00%, 12/15/2030	11,000	8,461
0.00%, 12/15/2031	1,015	750
4.00%, 12/15/2042	1,645	1,621
5.00%, 12/15/2028	1,000	1,040
5.00%, 12/15/2028	2,000	2,079
5.00%, 12/15/2032	550	573
5.00%, 06/15/2050	11,060	11,429
Metropolitan Water Reclamation District of Greater Chicago
5.25%, 12/01/2032	1,800	2,076
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375	1,434
Regional Transportation Authority
5.75%, 06/01/2034	3,400	3,965
Sales Tax Securitization Corp.
5.00%, 01/01/2025	1,000	1,007
5.00%, 01/01/2025	4,000	4,027
5.00%, 01/01/2026	2,000	2,046
5.00%, 01/01/2029	1,000	1,067
5.00%, 01/01/2036	3,285	3,492
5.00%, 01/01/2037	1,140	1,225
5.25%, 01/01/2043	1,100	1,154
5.50%, 01/01/2036	2,000	2,157
Sangamon & Christian Counties Community Unit School District No 3A Rochester
5.50%, 02/01/2040	805	885
5.50%, 02/01/2043	530	579
5.50%, 02/01/2047	530	571
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin
5.00%, 12/01/2040	1,625	1,730
Sangamon County School District No 186 Springfield
5.50%, 06/01/2048	1,000	1,086
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville
5.00%, 12/01/2029	710	760
5.00%, 12/01/2031	600	638
5.00%, 12/01/2033	375	397
Southwestern Illinois Development Authority
5.50%, 12/01/2035	750	857
5.50%, 12/01/2037	2,850	3,227
5.50%, 12/01/2038	6,250	7,020
5.50%, 12/01/2039	6,350	7,115
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2025	175	176
5.00%, 01/01/2028	200	209
5.00%, 01/01/2036	225	252
5.00%, 01/01/2038	225	243
5.00%, 01/01/2039	240	257
5.00%, 01/01/2041	425	464
5.00%, 01/01/2042	230	243
5.00%, 01/01/2044	250	269
5.00%, 01/01/2044	650	680
5.00%, 01/01/2049	600	636
State of Illinois
4.00%, 02/01/2030	4,725	4,773
4.00%, 03/01/2031	1,500	1,519
4.00%, 10/01/2032	1,390	1,398
4.00%, 03/01/2038	1,125	1,110
5.00%, 09/01/2024	1,365	1,367
5.00%, 11/01/2024	750	753

The accompanying notes are an integral part of these financial statements.

275

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 8.08% – (continued)
5.00%, 02/01/2025	$455	$455
5.00%, 05/01/2025	3,050	3,053
5.00%, 06/01/2025	880	891
5.00%, 10/01/2025	10,000	10,171
5.00%, 11/01/2025	2,040	2,078
5.00%, 11/01/2025	8,965	9,131
5.00%, 06/01/2026	125	128
5.00%, 10/01/2026	2,270	2,340
5.00%, 11/01/2026	2,120	2,188
5.00%, 02/01/2027	635	657
5.00%, 03/01/2027	980	1,015
5.00%, 11/01/2027	1,675	1,752
5.00%, 02/01/2028	1,000	1,034
5.00%, 05/01/2028	265	265
5.00%, 07/01/2028	8,465	8,929
5.00%, 11/01/2028	12,940	13,493
5.00%, 02/01/2029	1,000	1,034
5.00%, 03/01/2029	2,620	2,785
5.00%, 04/01/2029	605	605
5.00%, 05/01/2029	2,820	3,003
5.00%, 03/01/2030	1,875	2,015
5.00%, 03/01/2030	11,310	12,154
5.00%, 10/01/2030	5,325	5,759
5.00%, 03/01/2031	11,350	12,331
5.00%, 10/01/2031	1,750	1,891
5.00%, 10/01/2031	6,500	6,832
5.00%, 05/01/2032	800	801
5.00%, 01/01/2033	415	421
5.00%, 03/01/2033	1,000	1,083
5.00%, 03/01/2034	1,000	1,095
5.00%, 03/01/2034	9,715	10,517
5.00%, 01/01/2035	1,400	1,419
5.00%, 03/01/2035	3,670	4,015
5.00%, 03/01/2035	23,005	25,167
5.00%, 05/01/2035	3,860	4,308
5.00%, 07/01/2035	2,340	2,568
5.00%, 03/01/2036	1,000	1,093
5.00%, 07/01/2036	11,055	12,081
5.00%, 05/01/2038	2,915	3,228
5.00%, 02/01/2039	1,500	1,500
5.00%, 01/01/2041	800	807
5.00%, 11/01/2041	1,500	1,519
5.25%, 02/01/2029	3,720	3,724
5.25%, 02/01/2030	100	100
5.25%, 12/01/2030	11,685	12,259
5.25%, 02/01/2031	760	761
5.25%, 05/01/2043	625	689
5.25%, 05/01/2043	4,680	5,078
5.25%, 05/01/2045	1,950	2,131
State of Illinois Sales Tax Revenue
5.00%, 06/15/2025	340	344
5.00%, 06/15/2025	3,965	4,010
5.00%, 06/15/2025	4,190	4,197
5.00%, 06/15/2026	500	512
5.00%, 06/15/2026	7,890	8,078
5.00%, 06/15/2027	1,000	1,039
5.00%, 06/15/2027	7,930	8,236
5.00%, 06/15/2028	7,930	8,347

The accompanying notes are an integral part of these financial statements.

276

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 8.08% – (continued)
5.00%, 06/15/2031	$5,935	$6,489
5.00%, 06/15/2032	4,980	5,503
5.00%, 06/15/2034	7,190	8,102
University of Illinois
4.00%, 04/01/2036	1,500	1,504
5.00%, 10/01/2036	1,350	1,465
University of Illinois Auxiliary Facilities System
5.25%, 04/01/2040	5,000	5,739
5.25%, 04/01/2044	1,155	1,294
Village of Bolingbrook IL
4.00%, 03/01/2025	500	501
4.00%, 03/01/2027	1,000	1,013
Village of Bourbonnais IL
5.25%, 12/01/2042	2,840	3,085
Village of Bradley IL
5.00%, 12/15/2041	1,445	1,555
Will County Community Unit School District No 365 Valley View
0.00%, 11/01/2025	1,520	1,435
5.00%, 11/01/2026	1,800	1,871
Will County Community Unit School District No 365-U Valley View
0.00%, 11/01/2026	130	120
0.00%, 11/01/2026	775	709
Will County School District No 114 Manhattan
5.00%, 01/01/2037	370	408
5.00%, 01/01/2038	355	387
5.25%, 01/01/2039	280	310
5.25%, 01/01/2041	1,160	1,271
5.50%, 01/01/2047	4,880	5,356
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No 6 Fieldcrest
4.00%, 12/01/2034	1,000	1,013

Total Illinois		1,176,122

Indiana – 1.52%
Avon Community School Building Corp.
5.25%, 07/15/2038	1,000	1,139
5.25%, 07/15/2039	1,250	1,418
5.50%, 07/15/2041	2,000	2,289
Brownsburg 1999 School Building Corp.
5.50%, 07/15/2040	1,960	2,170
5.50%, 07/15/2042	6,125	6,739
Carmel Local Public Improvement Bond Bank
3.00%, 07/15/2028	13,655	13,150
City of Indianapolis Department of Public Utilities Water System Revenue
5.00%, 10/01/2037	10,000	10,189
City of Valparaiso IN
4.50%, 01/01/2034 (3)	1,650	1,698
4.88%, 01/01/2044 (3)	2,750	2,842
City of Whiting IN
4.40%, 03/01/2046 (1)	5,245	5,252
5.00%, 12/01/2044 (1)	18,900	19,249
County of St Joseph IN
5.00%, 04/01/2033	1,245	1,320
Evansville Waterworks District
5.00%, 01/01/2037	500	554
Indiana Finance Authority
0.70%, 12/01/2046 (1)	8,525	8,126
0.75%, 12/01/2038 (1)	500	464
0.95%, 12/01/2038 (1)	900	839

The accompanying notes are an integral part of these financial statements.

277

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Indiana – 1.52% – (continued)
2.25%, 12/01/2058 (1)	$1,285	$1,261
3.75%, 03/01/2031 (1)	1,450	1,440
4.00%, 02/01/2036	15,000	15,574
4.00%, 02/01/2037	12,395	12,819
4.13%, 12/01/2026	2,815	2,820
4.20%, 05/01/2034 (1)	5,000	5,002
4.20%, 12/01/2037 (1)	750	750
4.50%, 05/01/2035 (1)	1,200	1,195
5.00%, 12/01/2024	3,000	3,019
5.00%, 05/01/2026	1,100	1,130
5.00%, 11/01/2026	1,200	1,238
5.00%, 05/01/2027	700	728
5.00%, 05/01/2029	685	733
5.00%, 11/01/2029	2,350	2,466
5.00%, 09/01/2031	440	453
5.00%, 03/01/2036	2,000	2,013
5.00%, 09/01/2036	1,000	1,028
5.00%, 12/01/2040	28,455	28,674
5.25%, 02/01/2033	2,500	2,542
Indiana Housing & Community Development Authority
3.00%, 07/01/2050	720	698
3.00%, 07/01/2051	760	738
3.50%, 01/01/2049	655	645
5.00%, 07/01/2024	295	295
5.00%, 07/01/2024	500	500
5.00%, 01/01/2025	300	302
5.00%, 01/01/2026	300	306
5.00%, 01/01/2026	600	612
5.00%, 07/01/2026	320	329
5.00%, 07/01/2026	400	411
5.00%, 10/01/2026 (1)	3,445	3,469
5.00%, 01/01/2027	300	310
5.00%, 01/01/2027	575	595
5.00%, 07/01/2027	300	313
5.00%, 07/01/2027	400	417
5.00%, 01/01/2028	600	628
5.00%, 07/01/2028	500	526
Indiana Municipal Power Agency
5.00%, 01/01/2029	7,155	7,197
Indianapolis Local Public Improvement Bond Bank
4.00%, 01/01/2035	1,725	1,710
5.00%, 07/15/2024	1,000	1,001
5.00%, 01/01/2025	1,195	1,201
5.00%, 07/15/2025	750	764
5.00%, 01/15/2027	700	731
5.00%, 01/15/2028	500	531
5.00%, 01/01/2029	1,000	1,020
5.00%, 01/01/2031	1,000	1,020
5.00%, 01/01/2036	615	690
5.00%, 01/01/2038	1,125	1,250
5.00%, 01/01/2039	1,250	1,380
5.25%, 01/01/2039	2,000	2,189
IPS Multi-School Building Corp.
5.25%, 07/15/2041	3,450	3,818
5.25%, 07/15/2043	2,000	2,199
Mount Vernon of Hancock County Multi-School Building Corp.
5.50%, 07/15/2035	500	569
5.50%, 07/15/2036	1,000	1,136
5.50%, 07/15/2038	1,000	1,124

The accompanying notes are an integral part of these financial statements.

278

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Indiana – 1.52% – (continued)
Northwestern School Building Corp.
6.00%, 07/15/2039	$900	$1,032
Tippecanoe County School Building Corp.
6.00%, 01/15/2043	825	970
Tri-Creek 2002 High School Building Corp.
5.50%, 07/15/2041	3,875	4,381
5.50%, 07/15/2043	10,130	11,357
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390	398
5.00%, 01/15/2029	540	551
5.00%, 01/15/2030	700	714

Total Indiana		222,350

Iowa – 0.80%
Ames Community School District
1.75%, 06/01/2034	3,000	2,324
City of Coralville IA
4.00%, 06/01/2026	415	405
4.00%, 06/01/2028	300	288
4.00%, 05/01/2030	600	573
4.00%, 06/01/2034	890	816
5.00%, 05/01/2036	735	760
5.00%, 05/01/2038	1,400	1,438
5.00%, 05/01/2040	2,260	2,303
5.00%, 05/01/2041	1,650	1,677
City of Des Moines IA
1.75%, 06/01/2038	1,410	972
College Community School District Infrastructure Sales Services & Use Tax
4.13%, 06/01/2042	3,170	3,178
County of Polk IA
5.00%, 06/01/2028	1,000	1,054
5.00%, 06/01/2029	1,000	1,066
5.00%, 06/01/2030	2,170	2,341
5.00%, 06/01/2031	2,280	2,490
5.00%, 06/01/2033	2,515	2,772
5.00%, 06/01/2034	2,640	2,904
5.00%, 06/01/2037	3,055	3,335
5.00%, 06/01/2039	4,000	4,313
5.00%, 06/01/2040	5,000	5,356
5.00%, 06/01/2041	4,000	4,260
5.00%, 06/01/2042	3,400	3,608
5.00%, 06/01/2043	3,200	3,382
5.00%, 06/01/2044	1,230	1,295
Dubuque Community School District Infrastructure Sales Services & Use Tax
3.00%, 07/01/2036	600	543
3.00%, 07/01/2037	675	605
Iowa City Community School District
2.50%, 06/01/2038	2,000	1,583
Iowa Finance Authority
3.88%, 01/01/2042 (1)	10,205	10,179
5.00%, 08/01/2034	5,450	6,363
5.00%, 08/01/2036	4,545	5,233
5.00%, 08/01/2037	2,040	2,340
5.00%, 05/15/2043	270	258
5.00%, 05/15/2048	825	762
7.25%, 05/15/2038	3,400	3,852

The accompanying notes are an integral part of these financial statements.

279

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Iowa – 0.80% – (continued)
Iowa Higher Education Loan Authority
4.00%, 10/01/2030	$380	$376
4.00%, 10/01/2031	395	389
4.00%, 10/01/2033	275	268
4.00%, 10/01/2036	325	312
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	1,000	1,011
5.00%, 12/01/2025	1,775	1,794
5.00%, 12/01/2028	1,640	1,705
5.00%, 12/01/2029	1,275	1,326
5.00%, 12/01/2030	1,000	1,045
PEFA, Inc.
5.00%, 09/01/2049 (1)	17,160	17,499
Waukee Community School District
2.00%, 06/01/2036	4,000	3,071
2.13%, 06/01/2039	4,440	3,229

Total Iowa		116,653

Kansas – 0.32%
Butler County Unified School District No 375 Circle
3.00%, 09/01/2033	1,400	1,284
City of Manhattan KS
4.00%, 06/01/2028	300	298
City of Prairie Village KS
2.88%, 04/01/2030	205	199
3.13%, 04/01/2036	500	462
City of Wichita KS
0.51%, 11/01/2025 (1)	11,740	11,543
Kansas Development Finance Authority
5.00%, 06/01/2043 (1)	9,900	10,148
5.00%, 11/15/2054 (1)	4,710	5,174
5.00%, 11/15/2054 (1)	12,320	13,078
Wyandotte County-Kansas City Unified Government Utility System Revenue
5.00%, 09/01/2035	4,315	4,377

Total Kansas		46,563

Kentucky – 1.73%
City of Ashland KY
5.00%, 02/01/2028	255	264
5.00%, 02/01/2032	395	408
5.00%, 02/01/2040	2,665	2,675
City of Henderson KY
3.70%, 01/01/2032 (3)	5,200	5,190
4.45%, 01/01/2042 (3)	6,920	6,887
County of Carroll KY
1.55%, 09/01/2042 (1)	10,750	10,011
1.75%, 10/01/2034 (1)	1,045	972
County of Knott KY
4.00%, 03/28/2044 (1)(3)	2,900	2,896
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000	1,002
5.00%, 09/01/2025	1,250	1,274
Kentucky Bond Development Corp.
5.00%, 09/01/2049	2,700	2,818
Kentucky Economic Development Finance Authority
5.00%, 08/01/2030	2,160	2,300
5.00%, 07/01/2033	1,000	1,007
5.00%, 01/01/2045	3,680	3,682

The accompanying notes are an integral part of these financial statements.

280

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Kentucky – 1.73% – (continued)
Kentucky Public Energy Authority
4.00%, 01/01/2049 (1)	$12,500	$12,531
4.00%, 02/01/2050 (1)	27,000	27,029
4.00%, 12/01/2050 (1)	17,720	17,795
5.00%, 01/01/2055 (1)	19,300	20,381
5.00%, 05/01/2055 (1)	6,305	6,609
5.25%, 04/01/2054 (1)	20,260	21,873
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,495	1,548
5.00%, 11/01/2026	1,830	1,895
5.00%, 11/01/2026	36,500	37,795
5.00%, 04/01/2027	1,000	1,043
5.00%, 11/01/2027	2,435	2,520
5.00%, 11/01/2027	16,000	16,825
5.00%, 11/01/2028	16,000	17,028
5.00%, 05/01/2029	1,000	1,039
5.00%, 05/01/2029	1,025	1,080
5.00%, 11/01/2031	1,685	1,790
5.00%, 05/01/2032	270	286
5.00%, 11/01/2038	1,000	1,113
5.00%, 11/01/2039	1,100	1,218
Kentucky Turnpike Authority
5.00%, 07/01/2033	340	379
5.00%, 07/01/2035	500	559
Louisville & Jefferson County Metropolitan Government
4.00%, 04/01/2036	12,510	12,946
5.00%, 10/01/2030	2,500	2,547
5.00%, 10/01/2032	430	437
5.00%, 10/01/2037	1,200	1,259
5.00%, 10/01/2047 (1)	740	756
5.00%, 10/01/2047 (1)	1,100	1,172

Total Kentucky		252,839

Louisiana – 1.07%
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000	1,020
5.00%, 11/01/2036	1,000	1,017
5.00%, 11/01/2042	2,440	2,467
Jefferson Parish Consolidated Sewerage District No 1
4.00%, 02/01/2035	1,330	1,364
4.00%, 02/01/2036	750	765
4.00%, 02/01/2038	1,055	1,065
4.00%, 02/01/2039	2,740	2,745
4.00%, 02/01/2042	370	362
Jefferson Parish Consolidated Waterworks District No 2
4.00%, 02/01/2037	5,000	5,118
Louisiana Housing Corp.
5.00%, 07/01/2026	5,130	5,200
Louisiana Local Government Environmental Facilities & Community Development Auth
0.88%, 02/01/2046 (1)	7,420	7,288
5.00%, 10/01/2028	1,045	1,108
5.00%, 08/15/2037	20,000	20,611
Louisiana Public Facilities Authority
3.90%, 08/01/2050 (1)	35,500	35,500
5.00%, 12/15/2024	330	332
5.00%, 12/15/2025	275	281
5.00%, 12/15/2026	300	311
5.00%, 10/01/2027	2,000	2,075

The accompanying notes are an integral part of these financial statements.

281

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Louisiana – 1.07% – (continued)
5.00%, 12/15/2028	$250	$263
5.00%, 12/15/2029	200	210
5.00%, 12/15/2030	150	158
5.00%, 05/15/2031	1,250	1,291
5.00%, 12/15/2031	390	410
5.00%, 05/15/2032	1,000	1,032
5.00%, 05/15/2050 (1)	7,500	7,578
New Orleans Aviation Board
5.00%, 01/01/2027	850	854
5.00%, 01/01/2028	155	159
5.00%, 01/01/2029	810	813
5.00%, 01/01/2030	275	281
5.00%, 01/01/2033	740	756
5.00%, 01/01/2033	2,600	2,741
5.00%, 01/01/2034	170	174
5.00%, 01/01/2034	750	766
5.00%, 01/01/2034	2,750	2,894
5.00%, 01/01/2040	9,890	9,903
Parish of St John the Baptist LA
2.10%, 06/01/2037 (1)	14,145	14,145
2.13%, 06/01/2037 (1)	7,600	7,600
2.20%, 06/01/2037 (1)	2,475	2,388
4.05%, 06/01/2037 (1)	5,090	5,090
Port New Orleans Board of Commissioners
5.00%, 04/01/2034	750	786
5.00%, 04/01/2035	420	440
5.00%, 04/01/2035	1,000	1,036
5.00%, 04/01/2037	500	524
State of Louisiana
5.00%, 03/01/2038	5,000	5,352

Total Louisiana		156,273

Maine – 0.07%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041	1,480	1,290
4.00%, 07/01/2046	330	270
5.00%, 07/01/2037	125	139
5.00%, 07/01/2039	175	192
5.00%, 07/01/2041	250	271
5.00%, 07/01/2041	1,235	1,203
5.00%, 07/01/2043	300	323
5.00%, 07/01/2046	590	550
5.25%, 07/01/2042	5,235	5,733
Maine Municipal Bond Bank
5.00%, 11/01/2033	650	686

Total Maine		10,657

Maryland – 1.21%
City of Baltimore MD
4.00%, 07/01/2036	1,460	1,493
4.00%, 07/01/2037	790	806
4.00%, 07/01/2037	1,235	1,258
4.00%, 07/01/2039	605	611
4.50%, 06/01/2033	150	149
5.00%, 07/01/2026	720	742
5.00%, 07/01/2029	4,770	4,965
5.00%, 09/01/2030	3,000	2,981
5.00%, 09/01/2032	1,000	987
5.00%, 07/01/2039	17,520	18,061

The accompanying notes are an integral part of these financial statements.

282

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Maryland – 1.21% – (continued)
County of Anne Arundel MD
5.00%, 10/01/2026	$1,085	$1,108
County of Baltimore MD
3.00%, 03/01/2037	1,210	1,119
County of Montgomery MD
5.00%, 10/01/2024	1,210	1,215
County of Prince George’s MD
5.00%, 07/15/2033	7,400	7,929
5.00%, 07/01/2034	2,000	2,291
Maryland Community Development Administration
2.95%, 03/01/2025	385	382
3.10%, 03/01/2026	180	177
3.25%, 03/01/2027	595	587
3.50%, 03/01/2050	735	723
4.00%, 09/01/2049	710	706
5.00%, 09/01/2042	2,000	2,096
5.75%, 09/01/2054	4,960	5,264
6.00%, 03/01/2053	4,805	5,099
6.25%, 03/01/2054	935	1,014
Maryland Economic Development Corp.
3.25%, 09/01/2030	1,225	1,134
4.00%, 09/01/2040	410	373
4.00%, 09/01/2050	1,295	1,074
5.00%, 06/01/2028	2,000	2,085
5.00%, 11/12/2028	7,185	7,286
5.00%, 06/30/2038	2,800	2,944
5.00%, 12/31/2039	2,350	2,460
5.00%, 06/30/2040	2,795	2,911
5.00%, 12/31/2040	3,575	3,723
5.00%, 06/30/2041	4,860	5,042
5.00%, 12/31/2041	3,155	3,273
5.00%, 06/30/2042	5,000	5,169
5.38%, 07/01/2038	1,215	1,324
Maryland Health & Higher Educational Facilities Authority
4.00%, 07/01/2042	120	110
5.00%, 07/01/2024	535	535
5.00%, 07/01/2032	750	762
5.00%, 07/01/2035	75	76
5.00%, 07/01/2045 (1)	2,075	2,145
5.50%, 01/01/2029	1,500	1,545
5.50%, 01/01/2030	1,750	1,804
Maryland Stadium Authority
5.00%, 05/01/2032	765	785
5.00%, 05/01/2047	6,725	6,960
Maryland State Transportation Authority
5.00%, 07/01/2030	4,655	4,872
5.00%, 07/01/2034	1,550	1,712
Maryland State Transportation Authority Passenger Facility Charge Revenue
4.00%, 06/01/2029	1,590	1,581
Montgomery County Housing Opportunities Commission
0.80%, 07/01/2025	700	672
Prince George’s County Revenue Authority
5.00%, 05/01/2030	1,085	1,157
State of Maryland
3.00%, 08/01/2027	6,490	6,400
4.00%, 08/01/2029	3,000	3,000
4.00%, 08/01/2035	1,000	1,050
5.00%, 08/01/2024	1,450	1,452

The accompanying notes are an integral part of these financial statements.

283

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Maryland – 1.21% – (continued)
5.00%, 06/01/2034	$2,115	$2,420
5.00%, 06/01/2035	2,500	2,858
5.00%, 06/01/2037	6,535	7,420
State of Maryland Department of Transportation
3.00%, 09/01/2032	5,300	5,000
4.00%, 10/01/2032	1,400	1,419
5.00%, 10/01/2024	5,000	5,019
5.00%, 10/01/2026	11,570	12,032
5.00%, 12/01/2027	1,205	1,280
5.00%, 12/01/2028	1,335	1,444

Total Maryland		176,071

Massachusetts – 1.65%
City of Somerville MA
2.00%, 10/15/2038	1,680	1,269
City of Waltham MA
2.13%, 10/15/2039	660	497
Commonwealth of Massachusetts
2.00%, 03/01/2037	4,260	3,338
2.00%, 03/01/2038	1,240	948
4.00%, 11/01/2040	1,075	1,089
4.00%, 02/01/2042	6,000	6,004
5.00%, 09/01/2025	6,400	6,530
5.00%, 07/01/2028	350	362
5.00%, 12/01/2030	1,500	1,557
5.00%, 01/01/2032	1,890	1,996
5.00%, 07/01/2033	5,500	5,674
5.00%, 10/01/2033	4,075	4,648
5.00%, 07/01/2035	1,500	1,619
5.00%, 10/01/2035	10,000	11,391
5.00%, 01/01/2036	1,000	1,078
5.00%, 04/01/2036	1,520	1,584
5.00%, 07/01/2036	1,000	1,077
5.00%, 07/01/2036	12,630	12,806
5.00%, 04/01/2037	3,850	4,007
5.00%, 07/01/2037	4,670	4,807
5.00%, 09/01/2038	2,620	2,768
5.00%, 11/01/2038	10,000	10,452
5.00%, 05/01/2039	925	1,047
5.00%, 05/01/2040	1,250	1,403
5.00%, 07/01/2040	5,000	5,057
5.00%, 01/01/2042	5,710	6,371
5.00%, 05/01/2048	1,200	1,300
5.50%, 08/01/2030	1,140	1,283
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2040	7,435	7,806
Massachusetts Bay Transportation Authority Sales Tax Revenue
0.00%, 07/01/2031	4,000	3,148
0.00%, 07/01/2032	3,950	2,992
5.00%, 07/01/2036	10,000	11,716
5.00%, 07/01/2037	12,500	14,301
5.00%, 07/01/2040	1,400	1,456
5.00%, 07/01/2040	5,000	5,060
5.00%, 07/01/2041	4,000	4,440
Massachusetts Clean Water Trust
5.00%, 08/01/2031	1,790	1,927

The accompanying notes are an integral part of these financial statements.

284

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Massachusetts – 1.65% – (continued)
Massachusetts Development Finance Agency
4.00%, 07/15/2036	$4,500	$4,536
4.00%, 07/01/2045	1,325	1,261
5.00%, 07/01/2025	1,090	1,099
5.00%, 10/01/2025	905	911
5.00%, 07/01/2026	1,140	1,159
5.00%, 10/01/2026	955	971
5.00%, 11/01/2026 (1)	5,500	5,558
5.00%, 07/01/2030	590	623
5.00%, 01/01/2031	475	490
5.00%, 01/01/2032	635	654
5.00%, 07/01/2032	1,270	1,313
5.00%, 10/01/2032	1,000	1,144
5.00%, 01/01/2033	540	556
5.00%, 10/01/2033	750	765
5.00%, 10/01/2033	1,000	1,140
5.00%, 01/01/2034	710	730
5.00%, 07/01/2034	500	517
5.00%, 07/15/2034 (3)	270	271
5.00%, 10/01/2034	835	851
5.00%, 10/01/2034	1,900	1,948
5.00%, 01/01/2035	745	765
5.00%, 07/15/2035 (3)	275	276
5.00%, 01/01/2036	1,100	1,128
5.00%, 07/15/2036 (3)	230	231
5.00%, 07/01/2037	2,235	2,269
5.00%, 10/01/2039	2,250	2,503
5.00%, 01/01/2040	755	774
5.00%, 10/01/2041	1,450	1,462
5.00%, 03/01/2044	1,000	1,003
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	2,355	2,013
5.00%, 07/01/2024	2,190	2,190
5.00%, 07/01/2026	5,000	5,101
5.00%, 07/01/2027	1,500	1,542
5.00%, 07/01/2028	1,250	1,285
5.00%, 07/01/2029	1,600	1,659
5.00%, 07/01/2030	1,425	1,489
Massachusetts Housing Finance Agency
0.80%, 12/01/2025	1,820	1,720
1.85%, 12/01/2050 (1)	5,250	5,130
4.00%, 12/01/2027	3,750	3,737
Massachusetts School Building Authority
5.00%, 11/15/2034	10,000	10,373
5.00%, 08/15/2037	9,650	9,805
Massachusetts Water Resources Authority
5.25%, 08/01/2033	2,065	2,447

Total Massachusetts		240,207

Michigan – 3.19%
Avondale School District
5.00%, 11/01/2024	800	804
5.00%, 11/01/2025	785	803
5.00%, 11/01/2026	765	793
Calhoun County Hospital Finance Authority
5.00%, 02/15/2028	750	754
Center Line Public Schools
5.25%, 05/01/2048	3,000	3,241

The accompanying notes are an integral part of these financial statements.

285

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 3.19% – (continued)
City of Detroit MI
5.00%, 04/01/2025	$900	$905
5.00%, 04/01/2034	750	793
5.00%, 04/01/2035	1,400	1,480
5.00%, 04/01/2036	600	633
City of Grand Rapids MI
5.00%, 04/01/2042	760	848
5.00%, 04/01/2043	1,090	1,210
City of Lansing MI
5.00%, 06/01/2037	1,000	1,129
City of Royal Oak MI
5.00%, 04/01/2029	500	536
5.00%, 04/01/2031	1,045	1,123
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2024	765	767
Detroit City School District
5.25%, 05/01/2030	3,345	3,709
Detroit Downtown Development Authority
5.00%, 07/01/2035	1,810	2,031
5.00%, 07/01/2040	1,430	1,566
DeWitt Public Schools
5.00%, 05/01/2036	1,000	1,131
Ferndale Public Schools
5.00%, 05/01/2043	650	700
5.00%, 05/01/2049	2,795	2,971
Gerald R Ford International Airport Authority
5.00%, 01/01/2032	1,160	1,282
5.00%, 01/01/2033	1,220	1,363
5.00%, 01/01/2037	800	898
5.00%, 01/01/2038	1,250	1,397
5.00%, 01/01/2040	1,800	1,983
5.00%, 01/01/2041	1,720	1,886
5.00%, 01/01/2042	2,805	3,064
5.00%, 01/01/2043	4,105	4,463
5.00%, 01/01/2044	2,205	2,389
5.00%, 01/01/2049	700	746
Grand Rapids Public Schools
5.00%, 11/01/2037	1,750	1,866
5.00%, 11/01/2038	1,000	1,061
Grandville Public Schools
5.00%, 05/01/2040	1,500	1,510
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000	3,076
5.00%, 07/01/2032	290	330
5.00%, 07/01/2034	355	403
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2032	215	245
5.00%, 07/01/2034	395	448
5.00%, 07/01/2046	2,625	2,668
5.00%, 07/01/2046	3,120	3,162
Ida Public Schools
5.00%, 05/01/2031	5,500	5,844
Karegnondi Water Authority
5.00%, 11/01/2034	1,430	1,483
5.00%, 11/01/2041	2,225	2,277
Lansing Board of Water & Light
2.00%, 07/01/2051 (1)	8,585	8,187
5.00%, 07/01/2037	4,875	5,271
5.00%, 07/01/2038	2,620	2,823

The accompanying notes are an integral part of these financial statements.

286

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 3.19% – (continued)
Lapeer Community Schools
5.00%, 05/01/2039	$2,730	$2,945
Michigan Finance Authority
1.20%, 10/15/2030 (1)	1,900	1,683
1.20%, 10/15/2038 (1)	18,900	16,745
4.00%, 12/01/2036	6,610	6,650
4.00%, 12/01/2036	22,235	22,281
4.00%, 12/01/2040	1,485	1,463
4.78% (SIFMA Municipal Swap Index Yield + 0.90%), 12/01/2039 (2)	13,000	12,997
5.00%, 10/01/2024	3,000	3,010
5.00%, 11/01/2024	750	754
5.00%, 11/01/2025	400	408
5.00%, 11/01/2026	500	518
5.00%, 12/01/2026	1,190	1,233
5.00%, 06/01/2027	3,190	3,317
5.00%, 11/01/2027	500	525
5.00%, 04/15/2029	4,000	4,291
5.00%, 06/01/2029	1,500	1,602
5.00%, 12/01/2029	500	525
5.00%, 04/15/2030	4,155	4,518
5.00%, 06/01/2030	1,725	1,865
5.00%, 07/01/2030	600	607
5.00%, 10/01/2030	800	802
5.00%, 06/01/2031	2,895	3,141
5.00%, 04/15/2032	3,165	3,519
5.00%, 06/01/2032	280	304
5.00%, 08/01/2032	850	851
5.00%, 10/01/2032	1,150	1,286
5.00%, 11/15/2032	1,445	1,484
5.00%, 04/15/2033	1,935	2,147
5.00%, 06/01/2033	510	553
5.00%, 04/15/2034	970	1,077
5.00%, 07/01/2034	1,600	1,617
5.00%, 04/15/2035	555	616
5.00%, 07/01/2035	2,000	2,022
5.00%, 04/15/2036	5,000	5,546
5.00%, 12/01/2037	6,000	6,222
5.00%, 12/01/2039	3,000	3,162
5.00%, 06/01/2040	2,250	2,345
5.00%, 12/01/2043 (1)	13,000	13,729
5.00%, 11/01/2044	2,710	2,739
5.00%, 11/15/2044 (1)	2,035	2,084
5.00%, 12/01/2044 (1)	8,120	8,178
5.00%, 06/01/2049	925	945
Michigan Mathematics & Science Initiative
4.00%, 01/01/2031	460	447
Michigan State Building Authority
5.00%, 04/15/2034	13,375	13,571
5.00%, 04/15/2035	1,250	1,358
5.00%, 04/15/2035	8,000	8,121
5.00%, 04/15/2038	18,400	18,646
Michigan State Hospital Finance Authority
4.00%, 11/15/2047 (1)	4,505	4,505
5.00%, 12/01/2024	275	276
5.00%, 12/01/2025	700	715
5.00%, 12/01/2027	415	437

The accompanying notes are an integral part of these financial statements.

287

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 3.19% – (continued)
Michigan State Housing Development Authority
3.00%, 06/01/2052	$1,690	$1,631
3.50%, 12/01/2050	645	633
3.63%, 04/01/2042 (1)	7,950	7,912
5.00%, 12/01/2025 (1)	3,710	3,717
5.00%, 12/01/2025 (1)	4,593	4,606
5.00%, 02/01/2026 (1)	8,581	8,611
5.00%, 06/01/2053	3,365	3,461
5.50%, 06/01/2053	15,935	16,673
Michigan State University
5.00%, 08/15/2034	1,000	1,167
5.00%, 08/15/2036	2,210	2,565
Michigan Strategic Fund
1.80%, 10/01/2049 (1)	2,075	2,061
4.25%, 12/31/2038	6,000	5,950
5.00%, 06/30/2025	2,000	2,002
5.00%, 12/31/2025	2,595	2,600
5.00%, 06/30/2026	2,800	2,833
5.00%, 12/31/2026	355	360
5.00%, 06/30/2030	1,080	1,114
5.00%, 06/30/2032	150	155
Michigan Technological University
4.00%, 10/01/2051	1,255	1,204
5.00%, 10/01/2025	400	408
5.00%, 10/01/2026	270	280
5.00%, 10/01/2027	595	627
5.00%, 10/01/2028	890	951
5.00%, 10/01/2029	2,000	2,168
5.00%, 10/01/2030	355	390
Oakland University
5.00%, 03/01/2041	2,190	2,213
Portage Public Schools
5.00%, 11/01/2028	1,000	1,028
Richfield Public School Academy
2.50%, 09/01/2025	120	116
Romeo Community School District
4.00%, 05/01/2033	525	548
4.00%, 05/01/2034	540	562
4.00%, 05/01/2035	755	788
4.00%, 05/01/2036	780	812
4.00%, 05/01/2037	815	842
4.00%, 05/01/2038	1,255	1,283
Saginaw Hospital Finance Authority
5.00%, 07/01/2027	825	852
5.00%, 07/01/2028	435	454
South Lyon Community Schools
5.00%, 05/01/2037	755	843
5.00%, 05/01/2040	1,585	1,709
5.00%, 05/01/2042	1,620	1,736
5.00%, 05/01/2043	845	902
State of Michigan Trunk Line Revenue
4.00%, 11/15/2044	6,000	5,896
4.00%, 11/15/2046	15,000	14,584
5.00%, 11/15/2040	10,000	11,340
5.00%, 11/15/2045	1,250	1,349
5.50%, 11/15/2044	13,000	14,924
Summit Academy North
4.00%, 11/01/2031	785	750

The accompanying notes are an integral part of these financial statements.

288

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 3.19% – (continued)
University of Michigan
5.00%, 04/01/2033	$560	$637
Wayne County Airport Authority
5.00%, 12/01/2024	375	377
5.00%, 12/01/2024	500	502
5.00%, 12/01/2025	600	610
5.00%, 12/01/2025	1,000	1,017
5.00%, 12/01/2027	4,055	4,107
5.00%, 12/01/2032	1,400	1,404
5.00%, 12/01/2040	1,000	1,012
5.00%, 12/01/2040	2,000	2,185
5.25%, 12/01/2040	2,990	3,401
5.25%, 12/01/2040	3,205	3,646
5.50%, 12/01/2042	1,600	1,794
5.50%, 12/01/2048	3,500	3,863
Wayne State University
5.00%, 11/15/2036	3,090	3,306
Wayne-Westland Community Schools
4.00%, 11/01/2034	3,705	3,849
4.00%, 11/01/2036	4,055	4,156
5.00%, 11/01/2024	185	186
5.00%, 11/01/2025	95	97
5.00%, 11/01/2026	1,000	1,041
5.00%, 11/01/2027	600	634
5.00%, 11/01/2029	585	630
Wyoming Public Schools
4.00%, 05/01/2041	685	689

Total Michigan		465,187

Minnesota – 0.31%
City of Independence MN
4.00%, 07/01/2041	1,500	1,331
City of Minneapolis MN
2.46%, 01/01/2038	2,269	1,801
5.00%, 11/15/2052 (1)	1,490	1,572
City of Moorhead MN
5.00%, 12/01/2025	405	405
City of Shakopee MN Senior Housing Revenue
5.85%, 11/01/2058 (1)(3)	2,280	2,233
County of Washington MN
2.40%, 02/01/2029	2,255	2,093
2.50%, 02/01/2030	2,320	2,111
Duluth Economic Development Authority
5.00%, 02/15/2033	500	516
5.00%, 02/15/2034	750	774
5.00%, 02/15/2037	1,250	1,286
Elk River Independent School District No 728
2.25%, 02/01/2037	6,555	5,285
Minneapolis Special School District No 1
4.00%, 02/01/2037	800	817
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2032	295	319
5.00%, 01/01/2036	1,335	1,444
Minnesota Housing Finance Agency
3.00%, 07/01/2051	565	547
3.00%, 01/01/2052	2,320	2,244
5.00%, 08/01/2032	1,400	1,589
5.00%, 08/01/2033	770	870

The accompanying notes are an integral part of these financial statements.

289

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Minnesota – 0.31% – (continued)
5.00%, 08/01/2035	$920	$1,040
6.25%, 07/01/2054	840	912
Roseville Independent School District No 623
5.00%, 02/01/2026	2,315	2,376
State of Minnesota
5.00%, 08/01/2032	2,925	3,354
5.00%, 06/01/2039	2,325	2,331
White Bear Lake Independent School District No 624
2.50%, 02/01/2039	5,000	3,949
2.50%, 02/01/2040	4,500	3,493

Total Minnesota		44,692

Mississippi – 0.14%
Mississippi Business Finance Corp.
7.75%, 07/15/2047 (1)	1,611	773
Mississippi Development Bank
4.00%, 10/01/2034 (3)	1,825	1,652
4.00%, 10/01/2041 (3)	1,640	1,362
5.00%, 03/01/2035	1,250	1,315
5.00%, 04/01/2035	1,210	1,335
Mississippi Home Corp.
2.10%, 12/01/2040	2,000	1,456
5.00%, 12/01/2039	2,770	3,013
Mississippi Hospital Equipment & Facilities Authority
5.00%, 01/01/2029	910	956
5.00%, 01/01/2033	1,750	1,848
5.00%, 10/01/2035	700	743
5.00%, 10/01/2036	2,000	2,119
5.00%, 10/01/2040 (1)	1,215	1,254
5.00%, 09/01/2044 (1)	2,000	2,014
State of Mississippi
5.00%, 10/01/2030	1,000	1,053

Total Mississippi		20,893

Missouri – 1.05%
Belton School District No 124
5.00%, 03/01/2028	250	265
5.50%, 03/01/2033	500	534
5.50%, 03/01/2036	500	534
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	1,000	1,029
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026	285	293
5.00%, 01/01/2031	135	143
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400	405
5.25%, 07/01/2049	10,325	11,427
Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580	1,582
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2031	310	294
4.00%, 02/15/2039	990	888
4.00%, 02/01/2040	100	98
4.00%, 07/01/2046	2,540	2,430
5.00%, 06/01/2025	7,000	7,088
5.00%, 04/01/2027	1,025	995
5.00%, 02/01/2029	1,000	1,011
5.00%, 02/15/2032	500	518

The accompanying notes are an integral part of these financial statements.

290

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Missouri – 1.05% – (continued)
5.00%, 02/15/2033	$500	$518
5.00%, 06/01/2033	1,550	1,698
5.00%, 02/01/2036	200	202
5.00%, 10/01/2042	6,370	6,554
5.00%, 05/01/2052 (1)	12,645	13,356
Jefferson City School District
5.50%, 03/01/2043	9,450	10,546
Jefferson County School District No R-1 Northwest
5.25%, 03/01/2040	2,945	3,228
5.25%, 03/01/2041	1,505	1,639
Kansas City Industrial Development Authority
5.00%, 03/01/2025	2,000	2,013
5.00%, 03/01/2026	4,395	4,476
5.00%, 03/01/2027	2,955	3,074
5.00%, 03/01/2028	3,350	3,483
5.00%, 03/01/2031	1,045	1,094
5.00%, 03/01/2033	1,000	1,047
Lees Summit Industrial Development Authority
4.33%, 08/15/2047	1,000	1,003
Liberty Public School District No 53
5.00%, 03/01/2039	1,375	1,516
5.00%, 03/01/2040	2,290	2,504
Missouri Housing Development Commission
3.25%, 05/01/2051	2,480	2,414
3.25%, 11/01/2052	875	850
4.00%, 05/01/2050	170	169
6.00%, 05/01/2055	9,490	10,406
6.50%, 05/01/2054	2,105	2,353
Missouri Joint Municipal Electric Utility Commission
5.00%, 12/01/2026	2,480	2,509
Missouri State Environmental Improvement & Energy Resources Authority
2.90%, 09/01/2033	2,000	1,794
North Kansas City School District No 74
5.25%, 03/01/2039	8,000	8,999
5.25%, 03/01/2040	7,450	8,323
Orchard Farm R-V School District
2.50%, 03/01/2029	1,455	1,342
Pattonville R-3 School District
5.25%, 03/01/2042	1,125	1,234
5.25%, 03/01/2043	220	240
5.50%, 03/01/2040	1,150	1,291
Springfield School District No R-12
1.75%, 03/01/2031	3,000	2,470
5.00%, 03/01/2040	8,635	9,521
St Charles County School District No R-IV Wentzville
1.88%, 03/01/2039	12,110	8,558
St Louis County Industrial Development Authority
5.13%, 09/01/2048	590	580
5.50%, 09/01/2033	1,000	1,001
Washington Industrial Development Authority
2.50%, 11/01/2029	45	41
Wright City R-II School District
6.00%, 03/01/2037	575	686
6.00%, 03/01/2040	1,100	1,292

Total Missouri		153,558

The accompanying notes are an integral part of these financial statements.

291

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Montana – 0.08%
City of Forsyth MT
3.88%, 07/01/2028	$4,500	$4,515
County of Gallatin MT
4.00%, 10/15/2032 (3)	3,350	3,024
4.00%, 10/15/2036 (3)	1,665	1,442
4.00%, 10/15/2041 (3)	1,800	1,436
4.00%, 10/15/2046 (3)	1,160	863
4.00%, 10/15/2051 (3)	950	676
Montana Board of Housing
4.00%, 12/01/2047	40	40
4.00%, 06/01/2050	110	109

Total Montana		12,105

Nebraska – 0.34%
Ashland-Greenwood Public Schools
4.00%, 12/15/2039	1,000	1,001
Central Plains Energy Project
4.00%, 12/01/2049 (1)	5,545	5,551
5.00%, 05/01/2054 (1)	2,795	2,944
City of Lincoln NE Electric System Revenue
5.00%, 09/01/2027	1,710	1,791
City of Omaha NE
3.00%, 04/15/2041	1,100	923
County of Sarpy NE
2.00%, 06/01/2038	2,435	1,810
Douglas County Hospital Authority No 2
4.00%, 11/15/2036	425	428
Hershey Public Schools
4.00%, 12/15/2028	640	649
Nebraska Investment Finance Authority
3.00%, 09/01/2045	1,455	1,406
3.50%, 09/01/2050	575	565
3.75%, 09/01/2049	465	458
4.00%, 09/01/2049	440	433
Nebraska Public Power District
5.00%, 01/01/2041	5,000	5,049
Omaha Airport Authority
5.00%, 12/15/2031	230	238
5.00%, 12/15/2031	285	292
Omaha Public Power District
5.00%, 02/01/2033	1,075	1,212
5.00%, 02/01/2042	9,120	9,491
Omaha Public Power District Nebraska City Station Unit 2
5.00%, 02/01/2046	8,855	9,009
5.25%, 02/01/2042	4,250	4,285
Omaha School District
1.75%, 12/15/2035	2,170	1,656

Total Nebraska		49,191

Nevada – 0.97%
Carson City NV
5.00%, 09/01/2026	550	560
City of Las Vegas NV Special Improvement District No 816
2.75%, 06/01/2036	415	323
City of North Las Vegas NV
4.00%, 06/01/2036	1,240	1,248
6.00%, 06/01/2052 (3)	1,290	1,313

The accompanying notes are an integral part of these financial statements.

292

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Nevada – 0.97% – (continued)
Clark County School District
4.00%, 06/15/2034	$5,000	$5,037
5.00%, 06/15/2025	3,780	3,838
5.00%, 06/15/2025	6,060	6,148
5.00%, 06/15/2029	4,080	4,353
5.00%, 06/15/2033	410	448
5.00%, 06/15/2034	1,555	1,658
5.00%, 06/15/2034	2,350	2,494
5.00%, 06/15/2037	1,000	1,113
County of Clark Department of Aviation
5.00%, 07/01/2028	630	630
5.00%, 07/01/2030	730	730
5.00%, 07/01/2035	7,000	7,828
5.00%, 07/01/2036	2,250	2,510
County of Clark NV
3.00%, 11/01/2035	1,255	1,145
4.00%, 07/01/2039	4,500	4,478
5.00%, 11/01/2028	3,000	3,117
5.00%, 06/01/2035	2,070	2,202
County of Clark NV Passenger Facility Charge Revenue
5.00%, 07/01/2025	2,220	2,250
County of Humboldt NV
3.55%, 10/01/2029	1,055	1,049
County of Washoe NV
3.63%, 03/01/2036 (1)	195	194
3.63%, 03/01/2036 (1)	3,650	3,631
4.13%, 03/01/2036 (1)	1,160	1,162
Henderson Local Improvement Districts
2.00%, 09/01/2024	120	119
3.00%, 09/01/2036	170	143
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043	14,035	14,575
Las Vegas Valley Water District
3.00%, 06/01/2033	2,155	2,019
4.00%, 06/01/2028	1,000	1,006
5.00%, 06/01/2039	2,815	2,825
5.00%, 06/01/2039	40,800	43,639
5.00%, 06/01/2041	5,000	5,109
5.00%, 06/01/2046	6,500	6,628
Nevada Housing Division
4.00%, 10/01/2049	270	268
5.00%, 12/01/2025 (1)	2,775	2,782
Tahoe-Douglas Visitors Authority
4.00%, 07/01/2025	500	499
4.00%, 07/01/2026	1,540	1,533
5.00%, 07/01/2033	845	881

Total Nevada		141,485

New Hampshire – 0.59%
New Hampshire Business Finance Authority
3.63%, 08/20/2039	8,321	7,737
3.88%, 01/20/2038	9,988	9,407
4.00%, 10/20/2036	3,939	3,794
4.00%, 08/15/2039	1,100	1,071
4.13%, 01/20/2034	2,514	2,466
4.25%, 07/01/2027	15,000	14,998
4.25%, 07/20/2041	5,485	5,367
4.26% (SIFMA Municipal Swap Index Yield + 0.38%), 10/01/2033 (2)	7,520	7,519

The accompanying notes are an integral part of these financial statements.

293

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Hampshire – 0.59% – (continued)
4.38%, 09/20/2036	$2,680	$2,663
5.00%, 08/15/2029	750	804
5.25%, 07/01/2041	1,000	1,080
5.25%, 07/01/2049	4,085	4,303
New Hampshire Health & Education Facilities Authority Act
4.00%, 10/01/2038	115	109
5.00%, 08/01/2027	1,575	1,645
5.00%, 10/01/2028	1,580	1,609
5.00%, 07/01/2030	390	412
5.00%, 07/01/2030	5,325	5,828
5.00%, 08/01/2030	305	318
5.00%, 10/01/2032	2,825	2,876
5.00%, 07/01/2035	5,000	5,047
5.00%, 07/01/2044	3,040	2,825
5.50%, 11/01/2027	755	789
5.50%, 11/01/2030	1,160	1,249
New Hampshire Housing Finance Authority
6.25%, 01/01/2055	2,340	2,557

Total New Hampshire		86,473

New Jersey – 5.03%
Camden County Improvement Authority
5.00%, 01/15/2028	500	523
5.00%, 01/15/2029	1,000	1,045
5.00%, 01/15/2033	500	523
6.00%, 06/15/2042	790	863
Cherry Hill Township School District
4.00%, 08/01/2038	11,000	11,079
Clearview Regional High School District
4.00%, 08/01/2040	3,640	3,637
County of Essex NJ
2.00%, 08/15/2031	3,265	2,808
County of Hudson NJ
3.00%, 11/15/2025	4,000	3,943
County of Mercer NJ
2.00%, 02/15/2032	1,180	996
2.38%, 02/15/2030	2,020	1,844
County of Union NJ
3.00%, 03/01/2026	3,000	2,976
Garden State Preservation Trust
5.75%, 11/01/2028	3,500	3,683
Gloucester County Improvement Authority
4.00%, 07/01/2039	750	755
Hudson County Improvement Authority
4.00%, 01/01/2036	1,125	1,140
4.00%, 01/01/2037	855	864
5.00%, 10/01/2026	1,500	1,557
5.00%, 10/01/2027	1,000	1,057
Jersey City Municipal Utilities Authority
5.00%, 05/01/2025	3,000	3,025
New Jersey Economic Development Authority
2.20%, 10/01/2039 (1)	3,900	3,432
3.13%, 07/01/2029	445	423
3.75%, 11/01/2034 (1)	2,480	2,447
4.00%, 06/15/2035	500	510
4.00%, 06/15/2037	600	609
4.00%, 06/15/2038	600	606
4.00%, 11/01/2039	1,000	1,004

The accompanying notes are an integral part of these financial statements.

294

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Jersey – 5.03% – (continued)
4.00%, 06/15/2040	$1,000	$1,002
5.00%, 03/01/2025	10,000	10,086
5.00%, 06/15/2025	5,190	5,260
5.00%, 03/01/2026	10,150	10,396
5.00%, 06/01/2026	900	924
5.00%, 06/15/2026	470	478
5.00%, 06/15/2027	1,675	1,751
5.00%, 06/15/2029	1,000	1,075
5.00%, 06/15/2030	4,000	4,249
5.00%, 11/01/2030	1,315	1,416
5.00%, 11/01/2031	2,200	2,369
5.00%, 06/15/2033	1,300	1,463
5.00%, 06/15/2033	5,000	5,388
5.00%, 07/01/2033	2,000	2,040
5.00%, 11/01/2033	1,500	1,675
5.00%, 06/15/2034	1,000	1,077
5.00%, 06/15/2035	1,595	1,687
5.00%, 11/01/2035	1,415	1,578
5.00%, 10/01/2037	3,500	3,609
5.00%, 10/01/2039 (3)(4)(5)	355	258
5.00%, 01/01/2040 (3)(4)(5)	540	369
5.25%, 09/01/2025 (3)	27,105	27,631
5.25%, 09/01/2026 (3)	30,000	31,076
5.25%, 06/15/2036	1,945	2,250
5.50%, 06/15/2030	2,000	2,111
5.63%, 11/15/2030	750	757
New Jersey Educational Facilities Authority
4.00%, 07/01/2034	3,375	3,391
5.00%, 07/01/2032	4,920	4,982
New Jersey Health Care Facilities Financing Authority
4.00%, 07/01/2038	1,640	1,617
4.00%, 07/01/2038	2,850	2,915
4.00%, 07/01/2039	1,705	1,666
5.00%, 07/01/2028	155	159
5.00%, 09/15/2028	2,030	2,143
5.00%, 07/01/2029	32,500	35,201
5.00%, 09/15/2029	1,645	1,757
5.00%, 09/15/2031	985	1,074
5.00%, 09/15/2033	1,660	1,843
5.00%, 09/15/2033	2,785	3,093
5.00%, 07/01/2034	56,670	65,109
5.00%, 07/01/2035	1,415	1,515
5.00%, 07/01/2036	1,490	1,591
5.00%, 07/01/2036	8,000	9,152
5.00%, 07/01/2037	1,565	1,666
5.00%, 07/01/2041	815	817
5.00%, 07/01/2042 (1)	2,755	2,792
5.00%, 07/01/2043 (1)	2,250	2,250
5.00%, 07/01/2043	29,135	29,603
5.00%, 07/01/2045 (1)	3,705	3,800
New Jersey Higher Education Student Assistance Authority
4.25%, 12/01/2045	4,500	4,471
5.00%, 12/01/2024	745	749
5.00%, 12/01/2024	1,000	1,005
5.00%, 12/01/2025	490	500
5.00%, 12/01/2025	535	543
5.00%, 12/01/2025	1,000	1,016
5.00%, 12/01/2025	2,600	2,641

The accompanying notes are an integral part of these financial statements.

295

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Jersey – 5.03% – (continued)
5.00%, 12/01/2026	$1,330	$1,358
5.00%, 12/01/2026	1,550	1,583
5.00%, 12/01/2027	1,455	1,498
5.00%, 12/01/2027	1,470	1,513
5.00%, 12/01/2027	2,965	3,052
5.00%, 12/01/2029	6,570	6,890
5.00%, 12/01/2030	4,805	5,072
5.00%, 12/01/2033	965	1,032
New Jersey Housing & Mortgage Finance Agency
3.50%, 07/01/2025 (1)	2,045	2,045
3.55%, 04/01/2027	1,690	1,643
3.65%, 04/01/2028	1,215	1,179
6.00%, 10/01/2055	3,985	4,315
New Jersey Infrastructure Bank
5.00%, 09/01/2025	1,665	1,699
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	2,600	2,376
0.00%, 12/15/2027	3,260	2,868
0.00%, 12/15/2028	1,020	865
0.00%, 12/15/2029	2,115	1,737
0.00%, 12/15/2030	3,850	3,024
0.00%, 12/15/2030	4,070	3,197
0.00%, 12/15/2031	1,985	1,500
0.00%, 12/15/2031	6,275	4,742
0.00%, 12/15/2033	5,150	3,602
4.00%, 06/15/2034	1,920	1,964
4.00%, 06/15/2037	2,000	2,017
4.00%, 06/15/2039	2,250	2,251
4.00%, 06/15/2039	2,800	2,811
4.00%, 06/15/2040	1,820	1,803
4.00%, 06/15/2040	4,250	4,239
4.00%, 06/15/2040	6,550	6,533
4.00%, 06/15/2050	4,030	3,837
5.00%, 12/15/2025	1,255	1,281
5.00%, 12/15/2026	2,000	2,075
5.00%, 06/15/2027	505	518
5.00%, 12/15/2028	5,510	5,900
5.00%, 06/15/2029	1,200	1,231
5.00%, 12/15/2029	820	889
5.00%, 06/15/2031	2,420	2,476
5.00%, 06/15/2032	235	236
5.00%, 06/15/2032	1,910	2,133
5.00%, 06/15/2032	2,725	2,883
5.00%, 06/15/2032	7,440	8,212
5.00%, 12/15/2032	1,940	2,051
5.00%, 06/15/2033	6,385	7,125
5.00%, 12/15/2033	595	643
5.00%, 12/15/2033	2,200	2,325
5.00%, 06/15/2034	1,500	1,684
5.00%, 06/15/2034	4,040	4,509
5.00%, 12/15/2034	3,320	3,508
5.00%, 06/15/2035	1,280	1,427
5.00%, 12/15/2036	1,915	2,015
5.00%, 06/15/2037	1,470	1,636
5.00%, 06/15/2037	2,980	3,300
5.00%, 06/15/2038	4,350	4,862
5.00%, 06/15/2038	5,000	5,562
5.00%, 06/15/2040	2,040	2,188

The accompanying notes are an integral part of these financial statements.

296

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Jersey – 5.03% – (continued)
5.00%, 06/15/2041	$4,000	$4,401
5.25%, 06/15/2036	2,000	2,281
5.25%, 06/15/2039	5,000	5,619
5.25%, 06/15/2041	5,000	5,565
New Jersey Turnpike Authority
4.00%, 01/01/2035	7,390	7,913
5.00%, 01/01/2027	2,800	2,922
5.00%, 01/01/2028	1,540	1,577
5.00%, 01/01/2028	4,895	5,199
5.00%, 01/01/2030	4,945	5,438
5.00%, 01/01/2032	9,870	11,190
5.00%, 01/01/2033	4,070	4,674
5.00%, 01/01/2033	5,000	5,026
5.00%, 01/01/2034	1,175	1,181
5.00%, 01/01/2034	2,445	2,843
5.00%, 01/01/2034	9,000	9,000
5.00%, 01/01/2042	3,995	4,410
5.00%, 01/01/2042	10,950	12,086
5.00%, 01/01/2043	4,195	4,610
5.00%, 01/01/2044	13,245	14,504
5.00%, 01/01/2045	11,700	12,769
Salem County Improvement Authority
4.00%, 08/15/2042	400	386
Sayreville School District
4.00%, 01/15/2036	5,530	5,791
State of New Jersey
2.00%, 06/01/2034	1,160	925
2.00%, 06/01/2036	1,770	1,355
4.00%, 06/01/2030	4,560	4,761
4.00%, 06/01/2031	3,845	4,038
4.00%, 06/01/2032	470	496
5.00%, 06/01/2025	29,765	30,214
5.00%, 06/01/2026	13,725	14,181
5.00%, 06/01/2027	7,000	7,348
5.00%, 06/01/2029	13,235	14,363
5.00%, 06/01/2039	3,902	4,200
5.00%, 06/01/2040	2,220	2,376
Tobacco Settlement Financing Corp.
5.00%, 06/01/2046	3,260	3,290
Township of Freehold NJ
2.00%, 10/15/2032	1,320	1,088

Total New Jersey		733,319

New Mexico – 0.34%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400	2,481
5.00%, 07/01/2028	1,700	1,757
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800	814
City of Farmington NM
3.88%, 06/01/2040 (1)	7,000	7,041
Farmington Municipal School District No 5
5.00%, 09/01/2024	490	491
New Mexico Educational Assistance Foundation
5.00%, 09/01/2024	4,750	4,757
5.00%, 09/01/2026	1,530	1,561
5.00%, 09/01/2027	2,130	2,188
5.00%, 09/01/2029	1,000	1,047

The accompanying notes are an integral part of these financial statements.

297

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Mexico – 0.34% – (continued)
New Mexico Hospital Equipment Loan Council
4.00%, 08/01/2036	$1,230	$1,235
5.00%, 08/01/2049 (1)	2,360	2,390
New Mexico Mortgage Finance Authority
3.75%, 01/01/2050	410	405
New Mexico Municipal Energy Acquisition Authority
5.00%, 11/01/2039 (1)	22,500	22,713

Total New Mexico		48,880

New York – 11.92%
City of New York NY
3.00%, 08/01/2036	2,500	2,317
4.00%, 10/01/2035	905	921
4.00%, 08/01/2037	2,500	2,551
4.00%, 03/01/2040	5,870	5,862
4.00%, 08/01/2040	3,305	3,300
4.00%, 03/01/2042	530	526
4.90%, 04/01/2042 (1)	700	700
5.00%, 08/01/2025	1,600	1,629
5.00%, 08/01/2026	2,575	2,670
5.00%, 09/01/2026	14,230	14,775
5.00%, 08/01/2027	400	403
5.00%, 08/01/2027	2,975	3,019
5.00%, 08/01/2027	5,510	5,814
5.00%, 09/01/2027	20,000	21,135
5.00%, 08/01/2028	400	410
5.00%, 08/01/2028	700	723
5.00%, 08/01/2028	3,975	4,030
5.00%, 08/01/2029	1,305	1,382
5.00%, 08/01/2031	1,000	1,054
5.00%, 08/01/2032	1,745	1,824
5.00%, 11/01/2032	2,200	2,439
5.00%, 08/01/2033	1,000	1,134
5.00%, 01/01/2034	1,575	1,692
5.00%, 06/01/2034	2,685	2,714
5.00%, 08/01/2034	1,690	1,865
5.00%, 05/01/2035	585	661
5.00%, 06/01/2035	9,190	9,288
5.00%, 08/01/2037	1,500	1,707
5.00%, 03/01/2038	2,250	2,448
5.00%, 09/01/2038	2,200	2,463
5.00%, 04/01/2040	3,000	3,382
5.00%, 08/01/2041	4,000	4,456
5.00%, 03/01/2042	3,270	3,645
5.00%, 04/01/2044	2,000	2,209
5.00%, 08/01/2047	770	823
5.25%, 09/01/2040	19,695	22,196
5.25%, 10/01/2040	2,275	2,566
5.25%, 09/01/2041	10,355	11,616
5.25%, 04/01/2047	4,165	4,645
5.25%, 10/01/2047	2,750	3,025
5.50%, 04/01/2046	6,800	7,772
City of Yonkers NY
5.00%, 09/01/2025	1,015	1,035
County of Erie NY
5.00%, 06/01/2025	1,000	1,015
County of Nassau NY
5.00%, 10/01/2024	3,000	3,011
5.00%, 04/01/2038	4,265	4,493

The accompanying notes are an integral part of these financial statements.

298

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 11.92% – (continued)
County of Suffolk NY
4.00%, 02/01/2028	$1,865	$1,920
5.00%, 06/15/2025	710	721
5.00%, 10/01/2025	810	827
5.00%, 10/01/2026	415	431
5.00%, 10/01/2028	680	732
5.00%, 06/15/2029	985	1,072
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525	553
Genesee County Funding Corp.
5.00%, 12/01/2031	375	391
5.00%, 12/01/2032	460	478
5.00%, 12/01/2033	750	779
5.00%, 12/01/2034	700	728
5.00%, 12/01/2035	540	563
Hempstead Town Local Development Corp.
5.53%, 02/01/2040	3,500	3,397
5.89%, 02/01/2032	1,250	1,270
6.24%, 02/01/2047	1,000	1,003
6.47%, 02/01/2033	1,000	1,042
Hudson Yards Infrastructure Corp.
4.00%, 02/15/2038	8,720	8,931
4.00%, 02/15/2039	1,450	1,472
4.00%, 02/15/2044	18,870	18,487
4.00%, 02/15/2047	2,230	2,156
5.00%, 02/15/2032	2,325	2,425
5.00%, 02/15/2035	1,700	1,773
Long Island Power Authority
0.85%, 09/01/2050 (1)	16,125	15,498
1.00%, 09/01/2025	9,250	8,871
1.50%, 09/01/2051 (1)	11,725	11,036
1.65%, 09/01/2049 (1)	4,395	4,372
5.00%, 09/01/2024	565	566
5.00%, 09/01/2025	1,000	1,020
5.00%, 09/01/2026	2,000	2,077
5.00%, 09/01/2027	6,500	6,874
5.00%, 09/01/2033	600	688
5.00%, 09/01/2034	650	744
5.00%, 09/01/2037	1,000	1,048
5.00%, 09/01/2039	1,000	1,001
5.00%, 09/01/2039	2,750	3,103
5.00%, 09/01/2040	1,915	2,147
5.00%, 09/01/2052 (1)	6,450	6,690
Metropolitan Transportation Authority
0.00%, 11/15/2033	1,600	1,110
4.00%, 11/15/2039	540	554
4.00%, 11/15/2045	5,560	5,419
4.00%, 11/15/2046	2,545	2,469
5.00%, 11/15/2024	1,885	1,889
5.00%, 11/15/2025	1,155	1,179
5.00%, 11/15/2026	1,600	1,659
5.00%, 11/15/2026	2,350	2,436
5.00%, 11/15/2028	2,970	3,146
5.00%, 11/15/2028	4,000	4,268
5.00%, 11/15/2029	745	753
5.00%, 11/15/2029	2,220	2,258
5.00%, 11/15/2030	730	773
5.00%, 11/15/2031	1,055	1,087

The accompanying notes are an integral part of these financial statements.

299

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 11.92% – (continued)
5.00%, 11/15/2031	$18,000	$19,079
5.00%, 11/15/2033	1,025	1,043
5.00%, 11/15/2033	1,715	1,807
5.00%, 11/15/2033	3,645	3,841
5.00%, 11/15/2033	6,000	6,126
5.00%, 11/15/2034	275	315
5.00%, 11/15/2034	7,500	7,893
5.00%, 11/15/2035	1,750	1,781
5.00%, 11/15/2036	820	846
5.00%, 11/15/2037	1,500	1,562
5.00%, 11/15/2038	7,255	7,705
5.00%, 11/15/2039	2,000	2,006
5.00%, 11/15/2048 (1)	1,410	1,415
5.50%, 11/15/2047	7,185	8,025
Monroe County Industrial Development Corp.
5.00%, 07/01/2025	885	900
5.00%, 12/01/2032	1,000	1,037
5.00%, 12/01/2033	1,000	1,037
5.00%, 12/01/2034	1,100	1,141
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500	1,500
5.00%, 11/15/2056	4,380	4,380
New York City Housing Development Corp.
0.60%, 05/01/2061 (1)	2,725	2,631
0.70%, 11/01/2060 (1)	4,430	4,259
0.70%, 11/01/2060 (1)	20,320	19,629
0.90%, 11/01/2060 (1)	24,505	23,096
2.25%, 11/01/2036	835	659
2.40%, 08/01/2040	2,430	1,819
3.05%, 11/01/2032	2,000	1,854
3.40%, 11/01/2062 (1)	7,060	6,976
3.63%, 11/01/2063 (1)	8,310	8,303
3.70%, 05/01/2064 (1)	14,330	14,398
3.80%, 11/01/2063 (1)	1,075	1,079
4.30%, 11/01/2063 (1)	5,675	5,783
5.00%, 05/01/2026	110	113
5.00%, 05/01/2027	600	623
5.00%, 11/01/2027	855	894
5.00%, 05/01/2028	875	922
5.00%, 11/01/2028	600	635
5.00%, 05/01/2029	300	319
5.00%, 11/01/2029	875	935
5.00%, 11/01/2030	500	539
New York City Industrial Development Agency
5.00%, 01/01/2031	1,250	1,363
New York City Municipal Water Finance Authority
4.00%, 06/15/2039	1,500	1,516
4.00%, 06/15/2039	9,020	9,119
4.00%, 06/15/2040	5,200	5,140
4.50%, 06/15/2032	19,780	20,085
4.65%, 06/15/2048 (1)	22,500	22,500
5.00%, 06/15/2029	1,100	1,165
5.00%, 06/15/2031	6,075	6,156
5.00%, 06/15/2032	1,000	1,123
5.00%, 06/15/2035	9,025	9,198
5.00%, 06/15/2036	5,000	5,093
5.00%, 06/15/2037	6,000	6,071
5.00%, 06/15/2037	13,000	13,516

The accompanying notes are an integral part of these financial statements.

300

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 11.92% – (continued)
5.00%, 06/15/2039	$2,000	$2,022
5.00%, 06/15/2039	8,320	8,411
5.00%, 06/15/2040	1,130	1,211
5.00%, 06/15/2040	2,115	2,254
5.00%, 06/15/2040	2,200	2,293
5.00%, 06/15/2040	5,000	5,210
5.00%, 06/15/2049	3,375	3,494
New York City Transitional Finance Authority
5.00%, 05/01/2040	3,965	4,469
5.00%, 02/01/2041	6,465	7,226
5.00%, 05/01/2041	3,950	4,425
5.00%, 02/01/2042	2,120	2,356
5.50%, 05/01/2041	8,000	9,305
5.50%, 05/01/2047	1,750	1,996
New York City Transitional Finance Authority Building Aid Revenue
4.00%, 07/15/2040	1,060	1,069
5.00%, 07/15/2025	1,695	1,727
5.00%, 07/15/2026	1,995	2,068
5.00%, 07/15/2027	1,940	2,048
5.00%, 07/15/2032	2,000	2,085
5.00%, 07/15/2034	5,000	5,312
5.00%, 07/15/2035	10,000	10,182
5.00%, 07/15/2036	3,005	3,187
5.00%, 07/15/2037	1,905	2,017
5.00%, 07/15/2040	2,750	2,786
5.00%, 07/15/2043	3,240	3,279
5.25%, 07/15/2045	7,500	7,855
New York City Transitional Finance Authority Future Tax Secured Revenue
3.00%, 11/01/2037	9,000	8,250
3.00%, 11/01/2039	1,975	1,756
4.00%, 05/01/2036	2,000	2,057
4.00%, 02/01/2038	9,675	9,865
4.00%, 05/01/2038	26,755	27,185
4.00%, 05/01/2039	5,000	5,042
4.00%, 05/01/2043	785	772
4.70%, 08/01/2039 (1)	1,800	1,800
4.90%, 11/01/2044 (1)	2,000	2,000
5.00%, 11/01/2025	5,355	5,481
5.00%, 11/01/2028	1,500	1,529
5.00%, 11/01/2029	2,000	2,023
5.00%, 11/01/2029	7,000	7,007
5.00%, 02/01/2030	4,480	4,574
5.00%, 11/01/2030	8,000	8,008
5.00%, 05/01/2033	2,535	2,682
5.00%, 05/01/2034	7,185	7,599
5.00%, 08/01/2034	700	743
5.00%, 11/01/2034	2,300	2,607
5.00%, 08/01/2035	1,600	1,697
5.00%, 08/01/2035	11,400	11,560
5.00%, 05/01/2036	1,750	1,849
5.00%, 11/01/2036	350	397
5.00%, 08/01/2037	4,485	4,489
5.00%, 11/01/2037	4,000	4,003
5.00%, 11/01/2037	4,165	4,733
5.00%, 08/01/2038	1,975	2,083
5.00%, 11/01/2038	2,455	2,492
5.00%, 02/01/2039	10,000	11,089
5.00%, 05/01/2039	2,395	2,693

The accompanying notes are an integral part of these financial statements.

301

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 11.92% – (continued)
5.00%, 05/01/2039	$4,430	$4,652
5.00%, 08/01/2039	4,250	4,254
5.00%, 02/01/2040	2,870	2,951
5.00%, 05/01/2040	6,500	7,255
5.00%, 11/01/2040	19,305	21,548
5.00%, 02/01/2041	5,000	5,478
5.00%, 02/01/2041	5,505	5,535
5.00%, 05/01/2042	4,250	4,371
5.00%, 08/01/2042	2,750	2,878
5.00%, 08/01/2042	7,400	7,406
5.25%, 11/01/2037	3,750	4,310
5.25%, 11/01/2037	7,000	8,046
5.50%, 11/01/2045	10,900	12,374
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000	3,049
5.00%, 11/15/2040	1,085	1,098
New York Liberty Development Corp.
2.50%, 11/15/2036	2,600	2,137
2.75%, 11/15/2041	14,370	11,277
4.00%, 02/15/2043	3,550	3,485
4.00%, 02/15/2043	4,250	4,172
5.00%, 11/15/2044 (3)	3,720	3,724
New York Power Authority
4.00%, 11/15/2038	3,500	3,573
5.00%, 11/15/2028	3,000	3,250
5.00%, 11/15/2037	1,000	1,155
5.25%, 11/15/2040	1,000	1,160
New York State Bridge Authority
5.00%, 01/01/2035	565	623
5.00%, 01/01/2036	475	522
5.00%, 01/01/2037	535	584
New York State Dormitory Authority
3.00%, 03/15/2041	3,860	3,295
4.00%, 03/15/2037	3,030	3,074
4.00%, 03/15/2038	7,685	7,749
4.00%, 03/15/2039	1,200	1,203
4.00%, 03/15/2040	5,000	4,984
4.00%, 03/15/2042	20,445	20,139
4.00%, 03/15/2043	4,000	3,940
4.00%, 03/15/2045	1,150	1,130
5.00%, 07/01/2024	5	5
5.00%, 07/01/2024	10	10
5.00%, 07/01/2024	335	335
5.00%, 03/15/2025	500	506
5.00%, 07/01/2025	5	5
5.00%, 07/01/2025	5	5
5.00%, 07/01/2025	250	254
5.00%, 03/15/2027	2,500	2,532
5.00%, 07/01/2027	200	200
5.00%, 07/01/2028	110	110
5.00%, 10/01/2029	1,430	1,506
5.00%, 07/01/2030	150	151
5.00%, 10/01/2030	1,910	2,011
5.00%, 03/15/2032	3,000	3,230
5.00%, 03/15/2033	2,335	2,634
5.00%, 03/15/2033	4,000	4,116
5.00%, 07/01/2034	410	429
5.00%, 10/01/2034	3,745	3,951

The accompanying notes are an integral part of these financial statements.

302

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 11.92% – (continued)
5.00%, 03/15/2035	$8,525	$8,774
5.00%, 03/15/2036	3,500	3,952
5.00%, 03/15/2036	5,000	5,571
5.00%, 07/01/2036	735	766
5.00%, 07/15/2037	700	730
5.00%, 10/01/2037	1,080	1,218
5.00%, 02/15/2039	2,995	3,106
5.00%, 03/15/2039	2,940	3,346
5.00%, 03/15/2040	2,145	2,426
5.00%, 03/15/2040	13,000	14,580
5.00%, 03/15/2040	18,330	19,102
5.00%, 10/01/2040	1,000	1,093
5.00%, 03/15/2041	1,065	1,174
5.00%, 03/15/2041	1,335	1,396
5.00%, 03/15/2041	6,720	6,987
5.00%, 03/15/2041	8,190	9,214
5.00%, 10/01/2041	1,950	2,117
5.00%, 03/15/2042	11,065	12,387
5.00%, 03/15/2044	5,380	5,964
5.00%, 05/01/2048 (1)	1,040	1,055
5.25%, 03/15/2033	6,000	6,098
5.25%, 03/15/2038	1,930	2,073
New York State Environmental Facilities Corp.
5.00%, 06/15/2033	6,000	6,168
5.00%, 06/15/2036	5,410	5,661
New York State Housing Finance Agency
0.55%, 11/01/2024	4,015	3,967
0.65%, 11/01/2056 (1)	7,080	6,767
0.75%, 05/01/2025	5,335	5,161
0.75%, 11/01/2025	960	913
0.75%, 11/01/2025	2,205	2,096
0.75%, 11/01/2025	3,175	3,018
1.00%, 11/01/2061 (1)	1,525	1,408
1.10%, 11/01/2061 (1)	13,130	11,856
2.50%, 11/01/2060 (1)	9,700	9,289
3.60%, 11/01/2063 (1)	20,000	19,934
3.80%, 11/01/2062 (1)	7,985	7,995
3.88%, 11/01/2063 (1)	1,150	1,155
New York State Thruway Authority
4.00%, 01/01/2039	4,470	4,517
4.00%, 03/15/2043	9,000	8,885
5.00%, 01/01/2032	775	780
5.00%, 03/15/2034	2,750	3,142
5.00%, 03/15/2038	10,260	11,596
5.00%, 01/01/2042	700	784
5.00%, 01/01/2043	970	1,080
New York State Urban Development Corp.
3.00%, 03/15/2048	1,000	782
4.00%, 03/15/2038	12,175	12,340
4.00%, 03/15/2039	9,995	10,060
4.00%, 03/15/2042	1,500	1,490
4.00%, 03/15/2045	790	775
5.00%, 03/15/2036	2,090	2,309
5.00%, 03/15/2037	8,135	8,831
5.00%, 03/15/2038	1,275	1,347
New York Transportation Development Corp.
4.00%, 10/01/2030	3,860	3,868
4.00%, 01/01/2036	2,785	2,786

The accompanying notes are an integral part of these financial statements.

303

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 11.92% – (continued)
4.00%, 12/01/2039	$450	$450
4.00%, 12/01/2040	500	496
4.00%, 12/01/2041	450	443
4.00%, 12/01/2042	500	488
4.38%, 10/01/2045	10,525	10,307
5.00%, 12/01/2028	400	419
5.00%, 12/01/2028	1,300	1,378
5.00%, 01/01/2029	2,080	2,158
5.00%, 12/01/2029	300	323
5.00%, 12/01/2029	7,000	7,401
5.00%, 12/01/2030	250	272
5.00%, 01/01/2031	1,015	1,049
5.00%, 12/01/2031	300	327
5.00%, 12/01/2032	375	408
5.00%, 12/01/2032	2,355	2,540
5.00%, 01/01/2033	5,500	5,674
5.00%, 12/01/2033	985	1,072
5.00%, 12/01/2033	3,650	3,937
5.00%, 12/01/2034	500	543
5.00%, 12/01/2034	1,350	1,431
5.00%, 12/01/2034	3,990	4,294
5.00%, 12/01/2035	500	542
5.00%, 12/01/2035	800	847
5.00%, 12/01/2035	2,335	2,508
5.00%, 12/01/2036	550	595
5.00%, 12/01/2036	1,360	1,457
5.00%, 12/01/2037	600	646
5.00%, 12/01/2037	3,625	3,866
5.00%, 12/01/2038	500	536
5.00%, 12/01/2039	2,420	2,560
5.00%, 07/01/2041	2,300	2,300
5.00%, 07/01/2046	42,280	42,279
5.25%, 06/30/2037	1,500	1,647
5.25%, 06/30/2038	3,200	3,493
5.25%, 06/30/2039	1,400	1,543
5.25%, 06/30/2040	3,085	3,333
5.50%, 06/30/2039	2,000	2,174
6.00%, 04/01/2035	15,335	17,332
Niagara Area Development Corp.
5.00%, 07/01/2052	1,000	828
Oneida County Local Development Corp.
5.00%, 12/01/2025	320	320
5.00%, 12/01/2027	1,425	1,425
5.00%, 12/01/2028	1,000	1,000
Onondaga Civic Development Corp.
5.00%, 12/01/2033	1,000	1,107
Port Authority of New York & New Jersey
2.00%, 10/01/2033	7,070	5,563
3.00%, 12/01/2032	5,000	4,774
4.00%, 07/15/2036	2,180	2,186
5.00%, 09/15/2024	5,115	5,126
5.00%, 09/15/2029	1,500	1,557
5.00%, 10/15/2029	1,000	1,028
5.00%, 07/15/2031	4,000	4,274
5.00%, 09/15/2032	1,500	1,556
5.00%, 10/15/2033	1,200	1,202
5.00%, 10/15/2033	6,000	6,162
5.00%, 11/15/2033	5,660	5,777

The accompanying notes are an integral part of these financial statements.

304

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 11.92% – (continued)
5.00%, 08/01/2034	$7,415	$8,058
5.00%, 10/15/2034	980	982
5.00%, 10/15/2034	2,475	2,542
5.00%, 01/15/2035	150	173
5.00%, 07/15/2035	3,000	3,199
5.00%, 01/15/2036	200	230
5.00%, 04/01/2036	4,135	4,210
5.00%, 10/15/2036	2,300	2,304
5.00%, 10/15/2037	4,665	4,672
5.00%, 11/15/2037	3,125	3,273
5.00%, 01/15/2039	360	388
5.00%, 01/15/2039	450	508
5.00%, 01/15/2040	500	560
5.00%, 01/15/2041	475	529
5.00%, 10/15/2041	3,240	3,292
5.00%, 11/15/2041	1,550	1,568
5.25%, 08/01/2040	2,000	2,179
5.50%, 08/01/2041	11,255	12,459
St Lawrence County Industrial Development Agency
5.00%, 07/01/2032	350	388
5.00%, 07/01/2033	400	445
5.00%, 07/01/2034	350	390
5.00%, 07/01/2035	400	444
5.00%, 07/01/2036	840	931
5.00%, 07/01/2037	880	972
State of New York Mortgage Agency Homeowner Mortgage Revenue
2.20%, 10/01/2029	1,000	898
2.35%, 04/01/2031	1,835	1,608
3.25%, 10/01/2051	5,515	5,339
Suffolk County Economic Development Corp.
5.38%, 11/01/2054 (3)	1,210	1,004
Town of Hempstead NY
4.00%, 06/15/2028	3,665	3,712
Town of Oyster Bay NY
2.00%, 03/01/2033	1,415	1,134
Triborough Bridge & Tunnel Authority
2.00%, 05/15/2045 (1)	2,425	2,237
2.00%, 05/15/2045 (1)	6,375	5,885
4.00%, 11/15/2033	570	603
4.00%, 11/15/2034	115	121
4.00%, 05/15/2040	1,250	1,244
4.00%, 05/15/2042	2,840	2,812
5.00%, 12/16/2024	5,000	5,034
5.00%, 03/15/2027	30,910	32,374
5.00%, 11/15/2030	4,000	4,473
5.00%, 11/15/2032	5,920	6,708
5.00%, 11/15/2033	6,000	6,681
5.00%, 11/15/2034	430	491
5.00%, 11/15/2034	4,165	4,453
5.00%, 11/15/2034	6,250	7,182
5.00%, 11/15/2035	3,835	3,987
5.00%, 11/15/2035	5,000	5,726
5.00%, 11/15/2036	5,000	5,703
5.00%, 11/15/2036	20,000	23,060
5.00%, 11/15/2037	4,000	4,253
5.00%, 11/15/2037	4,130	4,690
5.00%, 11/15/2038	1,000	1,015
5.00%, 11/15/2038	3,905	4,425

The accompanying notes are an integral part of these financial statements.

305

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 11.92% – (continued)
5.00%, 11/15/2039	$3,000	$3,349
5.00%, 11/15/2040	1,000	1,124
5.00%, 05/15/2041	5,075	5,565
5.00%, 11/15/2042	1,910	2,006
5.00%, 11/15/2042	2,900	3,199
5.00%, 11/15/2043 (1)	9,000	9,196
5.00%, 11/15/2049	1,340	1,422
5.00%, 05/15/2051 (1)	1,900	1,945
5.25%, 05/15/2041	1,895	2,128
Triborough Bridge & Tunnel Authority Sales Tax Revenue
5.00%, 05/15/2040	340	383
Utility Debt Securitization Authority
5.00%, 12/15/2033	1,000	1,019
5.00%, 12/15/2040	5,000	5,223
5.00%, 12/15/2041	7,800	8,967

Total New York		1,736,820

North Carolina – 0.83%
Charlotte-Mecklenburg Hospital Authority
4.65%, 01/15/2037 (1)	8,000	8,000
5.00%, 01/15/2050 (1)	1,500	1,593
City of Charlotte NC
4.00%, 06/01/2038	2,450	2,491
County of Alamance NC
2.00%, 05/01/2034	1,445	1,185
2.00%, 05/01/2035	2,000	1,613
County of Forsyth NC
1.63%, 03/01/2034	1,010	783
County of New Hanover NC
5.00%, 10/01/2027	100	105
5.00%, 10/01/2034	1,000	1,051
Greater Asheville Regional Airport Authority
5.00%, 07/01/2032	1,000	1,083
5.00%, 07/01/2035	1,750	1,894
5.00%, 07/01/2036	1,505	1,624
5.00%, 07/01/2037	1,520	1,648
5.00%, 07/01/2037	1,780	1,916
5.25%, 07/01/2038	1,200	1,314
5.25%, 07/01/2040	500	547
5.25%, 07/01/2041	1,210	1,318
5.25%, 07/01/2042	1,000	1,085
5.25%, 07/01/2042	1,100	1,185
5.25%, 07/01/2043	1,850	1,998
5.25%, 07/01/2048	2,565	2,744
North Carolina Capital Facilities Finance Agency
5.00%, 05/01/2031	1,000	1,076
North Carolina Housing Finance Agency
3.75%, 07/01/2052	3,355	3,313
5.00%, 04/01/2029 (1)	3,841	4,019
5.50%, 01/01/2054	2,575	2,728
5.75%, 01/01/2054	9,985	10,589
6.00%, 07/01/2053	4,560	4,833
6.25%, 01/01/2055	3,500	3,888
6.25%, 01/01/2055	5,510	5,977
6.25%, 01/01/2055	8,000	8,709
North Carolina Medical Care Commission
2.55%, 06/01/2048 (1)	3,955	3,870
4.00%, 03/01/2029	140	136

The accompanying notes are an integral part of these financial statements.

306

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
North Carolina – 0.83% – (continued)
4.00%, 03/01/2030	$145	$140
4.00%, 03/01/2031	145	140
4.00%, 09/01/2033	180	174
5.00%, 03/01/2028	155	156
5.00%, 02/01/2051 (1)	1,000	1,020
North Carolina State Education Assistance Authority
5.00%, 06/01/2043	1,790	1,787
5.50%, 06/01/2029	1,000	1,053
5.50%, 06/01/2030	2,390	2,538
5.50%, 06/01/2033	3,000	3,228
North Carolina Turnpike Authority
5.00%, 01/01/2028	1,700	1,775
5.00%, 01/01/2049	4,030	4,211
Raleigh Durham Airport Authority
5.00%, 05/01/2025	3,000	3,031
5.00%, 05/01/2035	2,900	2,980
State of North Carolina
2.00%, 03/01/2036	2,230	1,749
5.00%, 05/01/2026	4,750	4,903
5.00%, 05/01/2027	7,500	7,890

Total North Carolina		121,090

North Dakota – 0.19%
City of Grand Forks ND
4.00%, 12/01/2037	675	647
4.00%, 12/01/2041	1,830	1,687
4.00%, 12/01/2046	1,425	1,276
5.00%, 12/01/2027	1,110	1,121
5.00%, 12/01/2028	1,500	1,520
5.00%, 12/01/2031	2,650	2,710
5.00%, 12/01/2034	725	794
5.00%, 12/01/2036	545	594
5.00%, 12/01/2038	500	539
5.00%, 12/01/2040	500	534
5.00%, 12/01/2042	500	530
North Dakota Housing Finance Agency
3.00%, 07/01/2051	4,855	4,715
3.00%, 01/01/2052	1,245	1,207
5.00%, 07/01/2042	2,375	2,584
5.75%, 01/01/2054	6,600	6,999
6.25%, 01/01/2054	670	728

Total North Dakota		28,185

Ohio – 1.65%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2037	700	670
4.00%, 11/15/2038	450	429
5.25%, 11/15/2031	530	547
5.25%, 11/15/2032	645	665
5.25%, 11/15/2033	1,770	1,822
5.25%, 11/15/2046	1,255	1,271
American Municipal Power, Inc.
1.00%, 02/15/2048 (1)	2,015	2,006
4.00%, 02/15/2036	1,975	2,008
4.00%, 02/15/2038	1,985	2,003
5.00%, 02/15/2035	3,285	3,604
Buckeye Tobacco Settlement Financing Authority
3.00%, 06/01/2048	3,100	2,351
4.00%, 06/01/2038	1,000	1,001

The accompanying notes are an integral part of these financial statements.

307

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Ohio – 1.65% – (continued)
4.00%, 06/01/2048	$1,000	$922
5.00%, 06/01/2027	1,365	1,417
5.00%, 06/01/2055	14,250	13,136
City of Cleveland OH Income Tax Revenue
3.00%, 10/01/2036	500	462
3.00%, 10/01/2037	1,000	912
City of Columbus OH
5.00%, 04/01/2033	1,345	1,463
City of Hamilton OH Electric System Revenue
4.00%, 10/01/2037	1,000	1,007
City of Upper Arlington OH
5.75%, 12/01/2042	500	513
Clermont County Port Authority
5.00%, 12/01/2029	750	765
5.00%, 12/01/2030	850	867
County of Allen OH Hospital Facilities Revenue
5.00%, 12/01/2029	585	633
5.00%, 12/01/2030	585	637
County of Cuyahoga OH
5.00%, 12/01/2026	2,500	2,502
County of Franklin OH
4.70%, 11/01/2042 (1)	8,900	8,900
County of Montgomery OH
4.00%, 08/01/2038	2,055	2,070
4.00%, 08/01/2039	2,220	2,231
5.00%, 08/01/2025	515	522
County of Muskingum OH
5.00%, 02/15/2044	2,480	2,335
5.00%, 02/15/2048	1,700	1,572
County of Scioto OH
5.00%, 02/15/2029	1,000	1,026
Euclid City School District
5.25%, 01/15/2044	3,925	3,986
Forest Hills Local School District
5.00%, 12/01/2044	4,725	4,738
Lancaster Port Authority
5.00%, 08/01/2049 (1)	12,240	12,307
Miami University/Oxford OH
4.00%, 09/01/2036	1,000	1,021
5.00%, 09/01/2030	475	527
5.00%, 09/01/2032	1,000	1,099
5.00%, 09/01/2034	700	718
North Olmsted City School District
5.00%, 10/15/2048	1,450	1,521
Ohio Air Quality Development Authority
2.10%, 12/01/2027 (1)	5,000	4,957
2.10%, 07/01/2028 (1)	15,500	15,367
2.10%, 10/01/2028 (1)	12,000	11,897
2.88%, 02/01/2026	5,400	5,226
3.25%, 09/01/2029	1,000	960
3.75%, 01/15/2028 (3)	9,375	9,363
4.00%, 09/01/2030 (1)	1,500	1,502
4.25%, 11/01/2039 (1)	7,575	7,615
4.50%, 01/15/2048 (3)	2,790	2,758
Ohio Higher Educational Facility Commission
4.00%, 07/01/2031	865	877
4.00%, 07/01/2032	900	909
4.00%, 07/01/2035	505	508

The accompanying notes are an integral part of these financial statements.

308

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Ohio – 1.65% – (continued)
5.00%, 01/01/2032	$235	$246
5.00%, 10/01/2032	1,000	1,063
5.00%, 01/01/2033	285	299
5.00%, 01/01/2034	360	379
5.25%, 01/01/2035	375	405
5.25%, 01/01/2036	500	539
5.25%, 01/01/2037	420	452
Ohio Housing Finance Agency
4.50%, 03/01/2050	125	125
5.00%, 09/01/2028	50	53
5.00%, 03/01/2029	50	53
5.00%, 09/01/2029	100	107
5.00%, 03/01/2030	100	107
5.00%, 09/01/2030	100	107
5.00%, 03/01/2031	100	107
5.00%, 09/01/2031	100	107
5.00%, 03/01/2032	75	81
5.00%, 09/01/2032	100	108
5.00%, 03/01/2033	150	162
5.00%, 09/01/2033	75	81
Ohio State University
4.00%, 12/01/2040	8,135	8,239
Ohio Turnpike & Infrastructure Commission
5.00%, 02/15/2039	1,100	1,242
Ohio Water Development Authority
5.00%, 06/01/2031	450	506
5.00%, 12/01/2031	600	680
5.00%, 06/01/2032	350	399
5.00%, 12/01/2032	400	459
5.00%, 06/01/2033	350	402
5.00%, 12/01/2033	400	459
5.00%, 06/01/2034	300	344
5.00%, 12/01/2034	425	488
5.00%, 06/01/2035	500	574
5.00%, 12/01/2035	600	688
5.00%, 12/01/2038	1,760	1,912
Port of Greater Cincinnati Development Authority
3.75%, 12/01/2031 (3)	975	921
State of Ohio
2.75%, 01/01/2052 (1)	2,215	2,137
4.00%, 01/15/2038	800	799
4.00%, 01/15/2050	450	418
5.00%, 08/01/2024	2,500	2,503
5.00%, 02/01/2028	1,295	1,380
5.00%, 03/01/2028	690	736
5.00%, 03/01/2028	860	917
5.00%, 03/15/2028	1,725	1,841
5.00%, 01/01/2030	1,170	1,238
5.00%, 12/15/2030	1,500	1,675
5.00%, 12/15/2031	1,000	1,111
5.00%, 12/15/2032	1,000	1,111
5.00%, 12/15/2033	1,000	1,111
5.00%, 12/15/2034	1,000	1,111
5.00%, 01/01/2035	13,440	15,514
5.00%, 10/01/2035	1,410	1,467
5.00%, 12/31/2035	1,010	1,016
5.00%, 05/01/2036	3,630	3,674
5.00%, 05/01/2037	4,915	5,099

The accompanying notes are an integral part of these financial statements.

309

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Ohio – 1.65% – (continued)
5.00%, 03/01/2040	$3,200	$3,546
5.00%, 01/15/2050 (1)	4,000	4,027
University of Akron
4.00%, 01/01/2027	2,780	2,809
5.00%, 01/01/2037	6,675	6,789
5.00%, 01/01/2038	5,225	5,302
University of Cincinnati
5.00%, 06/01/2028	250	261
5.00%, 06/01/2029	400	419
Warren County Port Authority
4.00%, 12/01/2041	570	504
Youngstown State University
3.00%, 12/15/2033	730	672

Total Ohio		241,206

Oklahoma – 0.50%
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500	1,505
5.00%, 09/01/2026	1,725	1,780
5.00%, 09/01/2028	1,120	1,151
Cleveland County Educational Facilities Authority
5.00%, 09/01/2025	300	305
5.00%, 09/01/2026	375	386
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470	2,546
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515	517
5.00%, 12/01/2025	545	554
Grady County School Finance Authority
5.00%, 09/01/2028	375	393
5.00%, 09/01/2030	1,235	1,293
Muskogee Industrial Trust
4.00%, 09/01/2030	2,000	1,979
Oklahoma City Airport Trust
5.00%, 07/01/2025	2,040	2,063
5.00%, 07/01/2026	2,195	2,244
5.00%, 07/01/2030	1,350	1,413
5.00%, 07/01/2032	2,960	3,075
5.00%, 07/01/2035	3,240	3,352
5.00%, 07/01/2043	1,065	1,085
Oklahoma County Finance Authority
5.00%, 10/01/2030	800	878
5.00%, 10/01/2031	1,600	1,778
5.00%, 10/01/2037	1,000	1,132
5.00%, 10/01/2038	1,000	1,122
5.00%, 10/01/2039	1,150	1,286
5.00%, 10/01/2040	1,500	1,663
Oklahoma County Independent School District No 89 Oklahoma City
1.25%, 07/01/2024	6,520	6,520
Oklahoma Department of Transportation
5.00%, 09/01/2030	1,015	1,089
Oklahoma Development Finance Authority
5.00%, 08/01/2026	75	76
5.00%, 08/01/2030	1,010	1,034
Oklahoma Housing Finance Agency
6.50%, 09/01/2054	485	542
Oklahoma Industries Authority
5.00%, 04/01/2028	5,945	6,299
5.00%, 04/01/2032	8,900	9,974

The accompanying notes are an integral part of these financial statements.

310

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Oklahoma – 0.50% – (continued)
Oklahoma Turnpike Authority
5.00%, 01/01/2025	$700	$706
5.00%, 01/01/2026	2,500	2,567
5.00%, 01/01/2027	3,000	3,130
5.00%, 01/01/2028	2,905	3,080
Oklahoma Water Resources Board
3.00%, 10/01/2041	1,545	1,348
Tulsa Airports Improvement Trust
5.00%, 06/01/2031	1,120	1,165
5.00%, 06/01/2033	1,240	1,290

Total Oklahoma		72,320

Oregon – 0.82%
Astoria Hospital Facilities Authority
5.00%, 08/01/2034	3,130	3,465
5.25%, 08/01/2037	1,955	2,186
5.25%, 08/01/2039	1,100	1,222
5.25%, 08/01/2040	1,000	1,102
County of Clackamas OR
1.75%, 06/01/2038	1,215	847
Deschutes County Administrative School District No 1 Bend-La Pine
3.00%, 06/15/2029	3,000	2,882
Hillsboro School District No 1J
4.00%, 06/15/2035	750	770
4.00%, 06/15/2037	2,250	2,294
5.00%, 06/15/2028	1,525	1,602
Medford Hospital Facilities Authority
5.00%, 08/15/2036	1,145	1,229
Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow
0.00%, 06/15/2034	7,150	4,722
Oregon State Facilities Authority
5.00%, 06/01/2030	5,000	5,388
5.00%, 06/01/2046	13,475	13,575
Oregon State Lottery
5.00%, 04/01/2036	2,500	2,598
Port of Portland OR Airport Revenue
5.00%, 07/01/2027	2,000	2,069
5.00%, 07/01/2028	1,000	1,046
5.00%, 07/01/2028	2,000	2,093
5.00%, 07/01/2029	750	796
5.00%, 07/01/2031	1,000	1,025
5.00%, 07/01/2032	1,000	1,000
5.00%, 07/01/2032	12,930	14,043
5.00%, 07/01/2033	1,375	1,445
5.00%, 07/01/2033	3,485	3,487
5.00%, 07/01/2035	3,240	3,320
5.00%, 07/01/2036	2,200	2,409
5.00%, 07/01/2038	1,370	1,480
5.00%, 07/01/2045	2,420	2,504
5.25%, 07/01/2039	7,000	7,795
Salem Hospital Facility Authority
4.00%, 05/15/2041	1,500	1,465
State of Oregon
5.00%, 05/01/2026	1,780	1,837
5.00%, 05/01/2027	4,600	4,835
5.00%, 05/01/2043	3,300	3,661
5.00%, 08/01/2043	1,060	1,179

The accompanying notes are an integral part of these financial statements.

311

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Oregon – 0.82% – (continued)
State of Oregon Department of Transportation
5.00%, 11/15/2033	$5,000	$5,790
5.25%, 11/15/2047	2,705	3,001
State of Oregon Housing & Community Services Department
2.65%, 07/01/2039	980	814
3.00%, 07/01/2052	1,320	1,265
3.50%, 01/01/2051	950	933
4.00%, 07/01/2051	2,535	2,518
Tualatin Valley Water District
5.00%, 06/01/2042	3,230	3,637
Yamhill County Hospital Authority
2.50%, 11/15/2028	720	657

Total Oregon		119,986

Pennsylvania – 3.59%
Allegheny County Airport Authority
4.00%, 01/01/2046	1,000	960
5.00%, 01/01/2031	2,000	2,143
5.00%, 01/01/2033	1,365	1,463
5.00%, 01/01/2033	2,200	2,399
5.25%, 01/01/2038	1,000	1,103
Allegheny County Higher Education Building Authority
4.00%, 03/01/2032	300	308
4.00%, 03/01/2033	300	307
4.00%, 03/01/2035	345	352
4.00%, 03/01/2041	2,615	2,589
Allegheny County Hospital Development Authority
5.00%, 07/15/2025	2,370	2,409
Allegheny County Industrial Development Authority
3.50%, 12/01/2031	810	389
4.00%, 12/01/2041	1,720	826
4.25%, 12/01/2050	1,915	919
Allentown City School District
5.00%, 02/01/2032	470	495
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2027 (3)	755	770
5.00%, 05/01/2028 (3)	1,055	1,075
5.00%, 05/01/2032 (3)	1,055	1,073
5.00%, 05/01/2042 (3)	5,490	5,554
6.00%, 05/01/2042 (3)	450	471
Bucks County Industrial Development Authority
5.00%, 07/01/2033	640	612
5.00%, 07/01/2034	565	538
5.00%, 07/01/2035	435	412
5.00%, 07/01/2036	665	627
5.00%, 07/01/2037	1,410	1,330
5.00%, 07/01/2038	1,460	1,372
5.00%, 07/01/2039	1,510	1,412
Capital Region Water Revenue
5.00%, 07/15/2025	1,000	1,015
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430	430
5.00%, 07/15/2028	350	367
5.00%, 07/15/2042	1,250	1,283
Chester County Industrial Development Authority
5.00%, 10/15/2032 (3)	1,320	1,368
City of Philadelphia PA
5.00%, 08/01/2027	1,500	1,574
5.00%, 08/01/2028	6,000	6,085

The accompanying notes are an integral part of these financial statements.

312

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.59% – (continued)
5.00%, 02/01/2029	$3,175	$3,402
5.00%, 08/01/2031	500	548
5.00%, 08/01/2031	8,000	8,394
5.00%, 08/01/2033	2,000	2,082
City of Philadelphia PA Airport Revenue
4.00%, 07/01/2037	2,085	2,078
5.00%, 07/01/2026	1,155	1,191
5.00%, 07/01/2027	1,520	1,595
5.00%, 07/01/2029	230	243
5.00%, 07/01/2030	1,000	1,031
5.00%, 07/01/2031	1,000	1,077
5.00%, 07/01/2031	2,000	2,059
5.00%, 07/01/2032	3,100	3,192
5.00%, 07/01/2033	1,000	1,030
5.00%, 07/01/2047	1,060	1,070
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165	1,209
5.00%, 11/01/2027	1,540	1,625
5.00%, 11/01/2032	1,000	1,051
City of Reading PA
5.00%, 11/01/2027	2,330	2,441
Coatesville School District
5.00%, 08/01/2025	875	889
5.25%, 11/15/2037	13,465	14,568
Commonwealth Financing Authority
4.00%, 06/01/2039	20,000	20,121
5.00%, 06/01/2027	750	785
5.00%, 06/01/2027	1,500	1,559
5.00%, 06/01/2027	2,165	2,265
5.00%, 06/01/2028	2,555	2,689
5.00%, 06/01/2030	1,750	1,917
Commonwealth of Pennsylvania
3.20%, 03/01/2029	6,335	6,214
3.35%, 03/01/2030	9,430	9,328
3.50%, 03/01/2031	6,250	6,206
4.00%, 02/01/2032	2,380	2,395
5.00%, 01/01/2025	9,000	9,068
5.00%, 07/15/2025	9,095	9,252
5.00%, 09/01/2025	15,000	15,291
5.00%, 01/01/2027	2,095	2,186
5.00%, 08/15/2031	2,675	2,710
County of Lehigh PA
4.00%, 07/01/2039	1,955	1,942
Cumberland County Municipal Authority
4.00%, 01/01/2033	210	210
4.00%, 01/01/2033	545	535
4.00%, 01/01/2033	745	746
Dauphin County General Authority
5.00%, 10/15/2030 (3)	2,000	1,761
5.00%, 06/01/2035	1,000	1,019
Delaware County Authority
5.00%, 08/01/2030	1,150	1,168
Delaware River Port Authority
5.00%, 01/01/2037	5,300	5,313
Doylestown Hospital Authority
5.00%, 07/01/2031 (3)	500	513
5.00%, 07/01/2046	690	712
5.00%, 07/01/2046	3,010	2,928

The accompanying notes are an integral part of these financial statements.

313

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.59% – (continued)
5.00%, 07/01/2049	$130	$140
5.00%, 07/01/2049	1,180	1,146
Easton Area School District
5.00%, 04/01/2029	1,000	1,027
5.00%, 04/01/2030	2,805	2,880
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038	1,970	2,068
5.00%, 06/01/2044	1,085	1,117
Hamburg Area School District
3.00%, 04/01/2035	1,400	1,287
Indiana County Industrial Development Authority
5.00%, 05/01/2029	740	777
Jefferson County Hospital Authority PA
4.50%, 01/15/2027 (3)	2,000	2,000
Lancaster City Parking Authority
4.00%, 09/01/2035	1,100	1,115
Lancaster County Hospital Authority
5.00%, 11/01/2051	2,600	2,670
Lancaster Industrial Development Authority
4.00%, 07/01/2031	15	15
Monroeville Finance Authority
5.00%, 05/15/2034	640	714
Montgomery County Higher Education & Health Authority
5.00%, 09/01/2024	410	410
5.00%, 10/01/2028	1,000	974
5.00%, 09/01/2032	1,000	1,057
5.00%, 09/01/2033	305	323
5.00%, 10/01/2036	1,320	1,262
5.00%, 10/01/2040	1,595	1,485
North Allegheny School District
4.00%, 05/01/2036	705	719
Northampton County General Purpose Authority
4.00%, 08/15/2043	17,080	16,267
5.00%, 08/15/2034	6,100	6,821
5.00%, 08/15/2036	455	463
Pennsylvania Economic Development Financing Authority
1.75%, 08/01/2038 (1)	10,000	9,975
4.00%, 04/15/2037	1,000	1,011
4.05%, 04/01/2034 (1)	6,200	6,200
4.25%, 06/01/2041 (1)	35,000	34,996
5.00%, 04/15/2026	2,500	2,571
5.00%, 04/15/2031	2,095	2,264
5.00%, 05/15/2031	7,175	7,878
5.00%, 05/15/2032	700	779
5.00%, 05/15/2032	850	946
5.00%, 05/15/2033	525	587
5.00%, 05/15/2033	550	615
5.00%, 05/15/2034	700	781
5.00%, 05/15/2034	750	837
5.25%, 06/30/2036	3,000	3,278
5.25%, 07/01/2046	1,535	1,617
5.50%, 06/30/2037	5,450	6,043
5.50%, 06/30/2038	5,450	6,005
Pennsylvania Higher Education Assistance Agency
5.00%, 06/01/2029	1,550	1,623
5.00%, 06/01/2030	4,730	4,993
5.00%, 06/01/2031	6,945	7,385
5.00%, 06/01/2032	4,000	4,268
5.00%, 06/01/2033	1,875	2,010

The accompanying notes are an integral part of these financial statements.

314

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.59% – (continued)
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2025	$195	$198
5.00%, 06/15/2025	1,660	1,685
5.00%, 08/15/2029	1,600	1,675
5.00%, 10/01/2034	1,250	1,274
5.00%, 12/01/2038	1,710	1,715
Pennsylvania Housing Finance Agency
3.00%, 10/01/2051	5,305	5,071
3.00%, 10/01/2052	7,985	7,629
3.50%, 04/01/2051	385	380
5.75%, 10/01/2053	6,870	7,250
6.00%, 10/01/2054	2,000	2,171
6.25%, 10/01/2053	11,975	12,997
Pennsylvania State University
5.00%, 09/01/2041	1,080	1,104
Pennsylvania Turnpike Commission
4.00%, 12/01/2038	360	365
4.00%, 12/01/2039	4,000	4,035
5.00%, 06/01/2027	14,000	14,371
5.00%, 06/01/2028	2,085	2,139
5.00%, 12/01/2031	350	394
5.00%, 06/01/2032	2,000	2,080
5.00%, 12/01/2032	350	399
5.00%, 12/01/2032	1,295	1,468
5.00%, 06/01/2033	3,155	3,282
5.00%, 12/01/2033	375	425
5.00%, 12/01/2033	5,250	6,053
5.00%, 12/01/2034	300	340
5.00%, 12/01/2034	1,240	1,310
5.00%, 12/01/2034	2,155	2,460
5.00%, 12/01/2035	500	566
5.00%, 12/01/2035	575	648
5.00%, 12/01/2037	450	500
5.00%, 12/01/2037	550	620
5.00%, 06/01/2039	3,000	3,048
5.00%, 12/01/2039	1,000	1,120
5.00%, 12/01/2039	2,155	2,164
5.00%, 12/01/2040	5,000	5,041
5.00%, 12/01/2041	2,560	2,608
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
5.00%, 12/01/2038	1,035	1,095
5.25%, 12/01/2044	3,180	3,356
Pennsylvania Turnpike Commission Registration Fee Revenue
3.88% (SIFMA Municipal Swap Index Yield + 0.85%), 07/15/2041 (2)	6,925	6,927
Philadelphia Authority for Industrial Development
4.50%, 06/15/2034 (3)	1,385	1,385
5.00%, 05/01/2030	890	900
Philadelphia Gas Works Co.
4.00%, 08/01/2036	1,000	1,015
5.00%, 08/01/2024	425	425
5.00%, 08/01/2024	500	500
5.00%, 08/01/2025	450	457
5.00%, 08/01/2027	750	785
5.00%, 08/01/2028	625	662
5.00%, 08/01/2029	1,000	1,071
5.00%, 08/01/2031	1,760	1,925
5.00%, 08/01/2032	1,000	1,092
5.00%, 08/01/2033	1,250	1,365

The accompanying notes are an integral part of these financial statements.

315

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.59% – (continued)
5.00%, 08/01/2034	$1,410	$1,542
5.00%, 08/01/2035	1,000	1,089
5.00%, 08/01/2036	1,690	1,839
Pittsburgh School District
3.00%, 09/01/2039	3,290	2,897
Pittsburgh Water & Sewer Authority
5.00%, 09/01/2038	1,000	1,078
Reading School District
5.00%, 03/01/2035	1,100	1,140
5.00%, 03/01/2036	1,250	1,293
School District of Philadelphia
5.00%, 09/01/2026	1,625	1,680
5.00%, 09/01/2029	1,500	1,603
5.00%, 09/01/2030	3,985	4,079
5.00%, 09/01/2031	1,000	1,022
5.00%, 09/01/2031	1,200	1,259
5.00%, 09/01/2032	1,200	1,257
5.00%, 09/01/2032	2,200	2,348
5.00%, 09/01/2033	960	1,035
5.00%, 09/01/2043	1,690	1,736
Scranton School District
5.00%, 06/01/2033	530	569
5.00%, 06/01/2035	515	554
State Public School Building Authority
4.00%, 06/15/2034	700	714
5.00%, 06/15/2025	3,000	3,030
5.00%, 06/01/2026	180	182
5.00%, 06/01/2029	665	711
5.00%, 12/01/2032	725	755
5.00%, 12/01/2032	2,335	2,399
5.25%, 09/15/2030	990	1,044
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2038	1,000	1,012
Tulpehocken Area School District
5.25%, 10/01/2041	4,340	4,727
Upper Merion Area School District
5.00%, 01/15/2030	600	616
Waverly Township Municipal Authority
4.00%, 02/15/2029	1,030	1,056
York County School of Technology Authority
5.00%, 02/15/2028	400	401

Total Pennsylvania		523,249

Puerto Rico – 1.70%
Commonwealth of Puerto Rico
0.00%, 07/01/2024	855	855
0.00%, 11/01/2043 (1)	41,139	25,199
0.00%, 11/01/2051 (1)	22,204	13,989
4.00%, 07/01/2033	13,090	13,110
4.00%, 07/01/2035	4,835	4,746
5.38%, 07/01/2025	1,800	1,815
5.63%, 07/01/2027	17,133	17,875
5.63%, 07/01/2029	1,552	1,664
5.75%, 07/01/2031	11,771	13,071
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%, 07/01/2028 (3)	2,075	2,150
5.00%, 07/01/2033 (3)	4,540	4,808
5.00%, 07/01/2035 (3)	5,555	5,804

The accompanying notes are an integral part of these financial statements.

316

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Puerto Rico – 1.70% – (continued)
5.00%, 07/01/2037 (3)	$2,425	$2,530
5.00%, 07/01/2037 (3)	3,810	3,994
5.00%, 07/01/2047 (3)	9,025	9,132
Puerto Rico Housing Finance Authority
5.00%, 12/01/2024	12,770	12,829
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
4.00%, 07/01/2037	240	228
5.00%, 07/01/2032	250	264
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2024	939	939
0.00%, 07/01/2024	2,601	2,601
0.00%, 07/01/2027	2,061	1,835
0.00%, 07/01/2033	8,101	5,632
4.33%, 07/01/2040	16,104	15,888
4.33%, 07/01/2040	45,388	44,780
4.55%, 07/01/2040	21,154	21,233
4.75%, 07/01/2053	3,974	3,916
5.00%, 07/01/2058	17,365	17,297

Total Puerto Rico		248,184

Rhode Island – 0.51%
Providence Public Building Authority
5.00%, 09/15/2038	2,570	2,699
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200	1,206
Rhode Island Health & Educational Building Corp.
3.90%, 06/01/2035 (1)	4,435	4,435
5.00%, 09/01/2031	2,215	2,223
5.00%, 06/01/2033	650	735
5.00%, 05/15/2034	13,705	15,173
5.00%, 05/15/2035	480	531
5.00%, 09/01/2036	100	100
5.00%, 05/15/2037	265	291
5.00%, 05/15/2038	320	350
5.00%, 05/15/2039	700	708
5.00%, 05/15/2040	265	286
5.00%, 05/15/2041	290	312
5.00%, 06/01/2041	1,485	1,616
5.00%, 05/15/2043	285	303
5.00%, 05/15/2044	200	212
5.50%, 05/15/2040	1,205	1,358
5.50%, 05/15/2041	1,570	1,762
5.50%, 05/15/2047	4,130	4,584
Rhode Island Housing & Mortgage Finance Corp.
3.50%, 10/01/2050	640	629
4.00%, 10/01/2049	245	244
5.00%, 10/01/2026	395	407
5.00%, 04/01/2027	215	223
5.00%, 10/01/2027	250	261
5.00%, 10/01/2027	520	543
5.00%, 04/01/2028	480	503
5.00%, 10/01/2028	275	290
5.00%, 10/01/2029	285	306
5.00%, 10/01/2041	4,285	4,511
Rhode Island Infrastructure Bank
4.00%, 10/01/2034	2,000	2,061
Rhode Island Student Loan Authority
3.50%, 12/01/2034	245	227

The accompanying notes are an integral part of these financial statements.

317

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Rhode Island – 0.51% – (continued)
4.13%, 12/01/2043	$7,125	$6,867
5.00%, 12/01/2024	600	603
5.00%, 12/01/2025	500	507
5.00%, 12/01/2025	1,000	1,014
5.00%, 12/01/2026	750	768
5.00%, 12/01/2027	800	828
5.00%, 12/01/2027	1,000	1,035
5.00%, 12/01/2028	1,150	1,203
5.00%, 12/01/2029	675	712
5.00%, 12/01/2030	1,645	1,735
5.00%, 12/01/2032	1,900	2,021
5.00%, 12/01/2033	1,775	1,892
State of Rhode Island
4.13%, 08/01/2042	5,350	5,425

Total Rhode Island		73,699

South Carolina – 1.15%
Beaufort County School District
2.00%, 03/01/2034	1,400	1,151
Lexington County Health Services District, Inc.
5.00%, 11/01/2024	780	783
Patriots Energy Group Financing Agency
5.25%, 02/01/2054 (1)	33,700	36,488
5.25%, 10/01/2054 (1)	9,600	10,282
5.47% (SOFR + 1.90%), 02/01/2054 (2)	5,350	5,555
Piedmont Municipal Power Agency
4.00%, 01/01/2034	4,000	4,048
Richland County School District No 2
3.00%, 03/01/2033	3,000	2,822
South Carolina Jobs-Economic Development Authority
4.00%, 11/01/2042	3,025	2,985
5.00%, 04/01/2031	510	538
5.00%, 11/01/2031	12,000	13,341
5.00%, 11/01/2032	1,700	1,912
5.00%, 11/01/2033	2,030	2,309
5.00%, 11/01/2034	19,875	22,678
5.00%, 11/01/2038	6,350	7,127
5.25%, 11/01/2040	10,925	12,396
South Carolina Ports Authority
5.00%, 07/01/2026	1,940	1,978
5.00%, 07/01/2027	3,120	3,214
5.00%, 07/01/2028	1,100	1,145
South Carolina Public Service Authority
4.00%, 12/01/2037	4,000	4,018
5.00%, 12/01/2031	2,860	3,088
5.00%, 12/01/2032	1,500	1,525
5.00%, 12/01/2032	3,670	3,962
5.00%, 12/01/2035	1,500	1,526
5.25%, 12/01/2038	10,000	11,146
South Carolina State Housing Finance & Development Authority
4.00%, 01/01/2050	505	502
4.00%, 07/01/2050	510	507
5.00%, 10/01/2026 (1)	4,000	4,040
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305	312
5.00%, 10/01/2035	5,325	5,582

Total South Carolina		166,960

The accompanying notes are an integral part of these financial statements.

318

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
South Dakota – 0.07%
County of Lawrence SD
4.00%, 12/01/2036	$730	$751
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2024	355	355
5.00%, 09/01/2025	880	891
5.00%, 09/01/2026	2,000	2,046
5.00%, 11/01/2029	800	817
5.00%, 11/01/2030	1,000	1,020
South Dakota Housing Development Authority
3.00%, 11/01/2051	890	863
4.00%, 11/01/2047	2,210	2,197
6.25%, 05/01/2055	950	1,032

Total South Dakota		9,972

Tennessee – 1.19%
Chattanooga Health Educational & Housing Facility Board
5.00%, 08/01/2044	1,500	1,545
County of Knox TN
2.80%, 06/01/2031	3,000	2,789
Health Educational & Housing Facility Board of the City of Memphis
5.00%, 07/01/2027 (1)	4,220	4,277
5.00%, 07/01/2027 (1)	7,157	7,253
Johnson City Health & Educational Facilities Board
5.00%, 07/01/2025	1,425	1,442
Knox County Health Educational & Housing Facility Board
4.05%, 12/01/2027 (1)	5,710	5,694
5.00%, 04/01/2027	1,740	1,778
5.00%, 12/01/2027 (1)	1,603	1,636
5.00%, 07/01/2032	275	303
5.00%, 07/01/2033	325	361
5.00%, 07/01/2036	500	553
5.00%, 07/01/2037	900	997
5.00%, 07/01/2038	1,070	1,181
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 04/01/2026 (1)	4,580	4,577
Metropolitan Government of Nashville & Davidson County TN
1.75%, 01/01/2036	6,820	5,031
5.00%, 07/01/2031	1,100	1,119
Metropolitan Government of Nashville & Davidson County TN Electric Revenue
5.00%, 05/15/2042	2,000	2,060
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue
5.00%, 07/01/2036	2,000	2,091
Metropolitan Nashville Airport Authority
5.00%, 07/01/2030	1,950	2,081
5.00%, 07/01/2031	1,920	2,067
5.00%, 07/01/2036	2,050	2,181
5.25%, 07/01/2032	1,150	1,269
5.25%, 07/01/2033	1,000	1,110
5.25%, 07/01/2034	1,250	1,388
5.25%, 07/01/2035	1,375	1,526
5.50%, 07/01/2036	1,125	1,273
5.50%, 07/01/2037	2,400	2,707
5.50%, 07/01/2038	3,225	3,618
5.50%, 07/01/2039	2,300	2,569
5.50%, 07/01/2040	2,000	2,221
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028 (3)	435	433
New Memphis Arena Public Building Authority
0.00%, 04/01/2029	625	570

The accompanying notes are an integral part of these financial statements.

319

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Tennessee – 1.19% – (continued)
0.00%, 04/01/2030	$750	$683
0.00%, 04/01/2031	650	590
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2049 (1)	16,630	17,521
5.25%, 09/01/2039	14,870	16,448
Tennergy Corp.
5.00%, 02/01/2050 (1)	9,320	9,351
5.50%, 10/01/2053 (1)	5,000	5,342
Tennessee Energy Acquisition Corp.
4.00%, 11/01/2049 (1)	8,955	8,959
5.00%, 05/01/2053 (1)	4,065	4,225
Tennessee Housing Development Agency
2.60%, 07/01/2039	395	325
2.80%, 07/01/2044	480	378
2.90%, 07/01/2039	875	737
3.00%, 01/01/2052	1,445	1,393
3.75%, 07/01/2052	2,120	2,091
5.00%, 01/01/2053	3,135	3,210
6.25%, 01/01/2054	6,600	7,155
Tennessee State School Bond Authority
5.00%, 11/01/2040	25,000	25,576

Total Tennessee		173,684

Texas – 12.21%
Alamito Public Facility Corp.
3.50%, 09/01/2025 (1)	1,990	1,988
3.50%, 09/01/2025 (1)	4,315	4,307
5.00%, 08/01/2044 (1)	6,600	6,698
Arlington Higher Education Finance Corp.
4.00%, 08/15/2038	4,410	4,510
4.00%, 08/15/2039	4,925	5,021
4.00%, 08/15/2040	5,130	5,198
4.00%, 08/15/2041	5,400	5,435
4.00%, 08/15/2042	3,000	3,002
4.00%, 02/15/2044	3,500	3,420
4.25%, 08/15/2034	500	498
4.50%, 08/15/2039	1,535	1,536
5.00%, 08/15/2041	2,000	2,194
Austin Community College District Public Facility Corp.
5.00%, 08/01/2024	430	430
5.00%, 08/01/2028	310	326
5.00%, 08/01/2031	300	316
5.00%, 08/01/2031	580	611
Austin Independent School District
4.00%, 08/01/2032	2,835	2,969
4.00%, 08/01/2033	3,160	3,306
4.00%, 08/01/2034	3,620	3,790
4.00%, 08/01/2035	2,465	2,578
5.00%, 08/01/2039	3,600	4,112
5.00%, 08/01/2040	2,725	3,029
5.00%, 08/01/2041	5,100	5,644
5.00%, 08/01/2042	4,145	4,564
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2025	1,780	1,792
5.00%, 10/01/2026	1,400	1,418
5.00%, 10/01/2028	1,925	1,966
5.00%, 10/01/2030	2,175	2,223
5.00%, 10/01/2033	2,000	2,041

The accompanying notes are an integral part of these financial statements.

320

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.21% – (continued)
5.00%, 10/01/2034	$2,000	$2,041
5.00%, 10/01/2036	1,000	1,014
Barbers Hill Independent School District
4.00%, 02/15/2041	1,625	1,661
Bastrop Independent School District
5.00%, 02/15/2041	5,240	5,784
Birdville Independent School District
5.00%, 02/15/2026	725	744
Boerne Independent School District
3.13%, 02/01/2053 (1)	2,255	2,224
Brazosport Independent School District
2.13%, 02/15/2033	1,310	1,107
Capital Area Housing Finance Corp.
0.29%, 08/01/2039 (1)	2,015	2,008
Central Texas Regional Mobility Authority
4.00%, 01/01/2033	965	987
4.00%, 01/01/2033	1,000	1,008
4.00%, 01/01/2036	500	510
4.00%, 01/01/2037	620	630
5.00%, 01/01/2025	225	226
5.00%, 01/01/2025	6,460	6,471
5.00%, 01/01/2028	300	306
5.00%, 01/01/2029	750	790
5.00%, 01/01/2031	600	646
5.00%, 01/01/2034	1,475	1,500
Central Texas Turnpike System
0.00%, 08/15/2025	5,500	5,268
5.00%, 08/15/2039	3,500	3,741
5.00%, 08/15/2042	2,340	2,341
City of Amarillo TX
2.00%, 02/15/2041	1,510	1,053
City of Amarillo TX Waterworks & Sewer System Revenue
4.00%, 04/01/2039	1,310	1,322
4.00%, 04/01/2040	1,450	1,456
City of Arlington TX
5.00%, 08/15/2033	290	302
5.00%, 08/15/2035	320	333
City of Austin TX
5.00%, 09/01/2037	2,900	3,253
City of Austin TX Airport System Revenue
5.00%, 11/15/2026	1,140	1,171
5.00%, 11/15/2028	1,000	1,002
City of Austin TX Electric Utility Revenue
5.00%, 11/15/2040	15,550	17,464
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2032	750	855
5.00%, 11/15/2034	500	570
5.00%, 11/15/2036	3,000	3,043
5.00%, 11/15/2039	1,575	1,763
5.00%, 11/15/2039	3,675	4,202
5.00%, 11/15/2040	2,820	3,135
5.00%, 11/15/2040	4,100	4,650
5.00%, 11/15/2041	2,500	2,763
5.00%, 11/15/2041	6,185	6,969
City of Bryan TX
2.00%, 08/15/2032	1,000	822
2.25%, 08/15/2035	2,465	1,974
City of Cedar Park TX
1.88%, 02/15/2038	1,625	1,184

The accompanying notes are an integral part of these financial statements.

321

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.21% – (continued)
City of College Station TX
2.13%, 02/15/2040	$2,000	$1,410
2.25%, 02/15/2041	1,000	700
City of Corpus Christi TX Utility System Revenue
5.00%, 07/15/2025	2,495	2,537
5.00%, 07/15/2028	2,000	2,137
5.00%, 07/15/2029	3,890	4,219
5.00%, 07/15/2031	3,870	4,302
5.00%, 07/15/2032	3,130	3,521
5.00%, 07/15/2039	2,250	2,535
City of Crandall TX
3.38%, 09/15/2026 (3)	50	48
4.00%, 09/15/2031 (3)	100	95
City of Dallas Housing Finance Corp.
5.00%, 09/01/2026 (1)	2,310	2,337
City of Dallas TX
5.00%, 02/15/2026	3,500	3,599
5.00%, 02/15/2026	10,800	11,105
5.00%, 02/15/2027	8,125	8,491
5.00%, 02/15/2027	10,000	10,450
City of Dallas TX Hotel Occupancy Tax Revenue
4.00%, 08/15/2029	1,110	1,112
4.00%, 08/15/2030	1,040	1,041
4.00%, 08/15/2032	1,000	998
City of Dallas TX Waterworks & Sewer System Revenue
4.00%, 10/01/2032	3,210	3,278
4.00%, 10/01/2034	13,000	12,993
5.00%, 10/01/2031	800	829
City of Denton TX
2.00%, 02/15/2039	1,340	941
City of El Paso TX
5.00%, 08/15/2025	2,245	2,285
5.00%, 08/15/2033	670	761
5.00%, 08/15/2035	785	901
City of El Paso TX Water & Sewer Revenue
5.00%, 03/01/2034	1,725	1,897
5.00%, 03/01/2035	1,035	1,138
5.00%, 03/01/2036	2,355	2,586
5.00%, 03/01/2040	1,700	1,869
5.25%, 03/01/2049	7,500	8,170
City of Fort Worth TX
2.00%, 03/01/2040	3,000	2,061
City of Fort Worth TX Water & Sewer System Revenue
5.00%, 02/15/2040	5,950	6,539
City of Frisco TX
2.00%, 02/15/2041	820	554
City of Galveston TX Wharves & Terminal Revenue
5.25%, 08/01/2033	790	858
City of Garland TX
2.00%, 02/15/2040	2,205	1,520
5.00%, 02/15/2031	1,000	1,110
5.00%, 02/15/2032	1,000	1,123
5.00%, 02/15/2035	2,760	3,175
5.00%, 02/15/2036	1,000	1,146
5.00%, 02/15/2039	1,100	1,240
5.00%, 02/15/2041	1,600	1,781
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700	727

The accompanying notes are an integral part of these financial statements.

322

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.21% – (continued)
City of Georgetown TX Utility System Revenue
5.00%, 08/15/2029	$750	$815
5.00%, 08/15/2032	1,250	1,391
5.00%, 08/15/2034	1,300	1,442
City of Grand Prairie TX
4.00%, 02/15/2039	1,300	1,323
City of Greenville TX Waterworks & Sewer System Revenue
5.00%, 02/15/2029	1,865	2,000
5.00%, 02/15/2041	2,155	2,342
5.00%, 02/15/2043	3,760	4,042
City of Houston TX
5.00%, 03/01/2025	750	758
5.00%, 03/01/2028	1,000	1,038
5.00%, 03/01/2031	2,880	3,102
5.00%, 03/01/2034	3,000	3,398
5.00%, 03/01/2038	535	599
City of Houston TX Airport System Revenue
5.00%, 07/01/2027	3,000	3,151
5.00%, 07/01/2029	1,000	1,045
5.00%, 07/15/2030	4,665	4,687
5.00%, 07/01/2033	1,770	1,896
5.00%, 07/01/2034	2,815	3,017
5.25%, 07/01/2042	2,540	2,755
City of Houston TX Combined Utility System Revenue
4.00%, 11/15/2035	300	310
4.00%, 11/15/2036	300	307
5.00%, 11/15/2026	11,105	11,563
5.00%, 11/15/2027	9,575	10,135
5.00%, 05/15/2028	410	411
5.00%, 11/15/2035	22,440	25,952
City of Houston TX Hotel Occupancy Tax & Special Revenue
5.00%, 09/01/2036	2,100	2,219
City of Lubbock TX Electric Light & Power System Revenue
4.00%, 04/15/2038	3,000	3,013
4.00%, 04/15/2039	2,500	2,503
City of Midland TX
4.00%, 03/01/2044	1,250	1,246
City of Plano TX
5.00%, 09/01/2034	1,950	1,980
City of San Antonio TX
4.00%, 08/01/2033	1,185	1,243
City of San Antonio TX Airport System
5.00%, 07/01/2027	2,000	2,069
5.00%, 07/01/2028	1,750	1,827
City of San Antonio TX Electric & Gas Systems Revenue
1.13%, 12/01/2045 (1)	22,440	20,427
1.75%, 02/01/2049 (1)	4,000	3,858
2.00%, 02/01/2049 (1)	15,940	14,749
5.00%, 02/01/2030	1,000	1,049
5.25%, 02/01/2041	20,000	22,503
City of Temple TX
4.00%, 08/01/2033	200	205
4.00%, 08/01/2034	240	245
4.00%, 08/01/2035	215	219
4.00%, 08/01/2039	220	220
City of Waco TX
4.00%, 02/01/2039	1,605	1,623
5.00%, 02/01/2025	1,710	1,713

The accompanying notes are an integral part of these financial statements.

323

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.21% – (continued)
Clear Creek Independent School District
4.00%, 02/15/2032	$10,250	$10,256
Clifton Higher Education Finance Corp.
3.00%, 08/15/2032	345	327
3.00%, 08/15/2033	260	245
3.00%, 08/15/2034	490	461
3.00%, 08/15/2035	680	637
3.00%, 08/15/2036	330	307
3.00%, 08/15/2038	380	343
3.00%, 08/15/2040	935	815
4.00%, 08/15/2036	350	361
4.00%, 08/15/2037	500	514
Collin County Community College District
4.00%, 08/15/2038	3,300	3,332
Comal County Water Control & Improvement District No 6
4.00%, 09/01/2045	1,790	1,724
4.00%, 09/01/2048	2,085	1,965
5.25%, 09/01/2030	2,375	2,528
Comal Independent School District
3.00%, 02/01/2040	7,150	6,393
Conroe Independent School District
5.00%, 02/15/2041	3,365	3,775
Coppell Independent School District
4.00%, 08/15/2034	2,310	2,338
4.00%, 08/15/2036	2,580	2,599
County of Collin TX
4.00%, 02/15/2037	1,105	1,139
County of Denton TX
3.00%, 07/15/2033	5,215	4,999
County of El Paso TX
5.00%, 02/15/2029	1,500	1,577
5.00%, 02/15/2031	1,280	1,312
County of Harris TX
5.00%, 10/01/2027	5,000	5,284
5.00%, 08/15/2031	1,760	1,976
5.00%, 08/15/2032	1,000	1,138
5.00%, 08/15/2041	8,500	8,652
County of Harris TX Toll Road Revenue
5.00%, 08/15/2039	7,275	8,298
5.00%, 08/15/2040	5,500	6,217
County of Lubbock TX
4.00%, 02/15/2040	3,385	3,388
5.00%, 02/15/2035	765	858
County of Tarrant TX
5.00%, 07/15/2037	945	1,048
5.00%, 07/15/2038	2,500	2,752
Crowley Independent School District
5.00%, 02/01/2040	4,650	5,153
Cypress-Fairbanks Independent School District
2.25%, 02/15/2043	2,000	1,366
3.00%, 02/15/2034	2,420	2,305
4.00%, 02/15/2033	575	594
5.00%, 02/15/2027	470	484
5.00%, 02/15/2038	3,470	3,892
5.00%, 02/15/2039	11,225	12,540
5.00%, 02/15/2040	13,055	14,531
Dallas Area Rapid Transit
5.00%, 12/01/2024	550	553

The accompanying notes are an integral part of these financial statements.

324

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.21% – (continued)
Dallas College
5.00%, 02/15/2035	$3,250	$3,297
5.00%, 02/15/2036	4,610	4,673
5.00%, 02/15/2037	2,250	2,280
Dallas Fort Worth International Airport
4.00%, 11/01/2034	1,930	1,980
4.00%, 11/01/2035	3,870	3,966
4.00%, 11/01/2046	3,950	3,872
5.00%, 11/01/2031	2,310	2,534
5.00%, 11/01/2032	1,500	1,693
5.00%, 11/01/2039	2,645	2,965
Dallas Independent School District
2.00%, 02/15/2042	3,900	2,629
4.00%, 02/15/2026	1,000	1,013
5.00%, 02/15/2041	13,295	14,741
Denton Independent School District
0.00%, 08/15/2025	500	481
2.00%, 08/01/2044 (1)	175	175
2.00%, 08/01/2044 (1)	660	659
2.00%, 08/01/2044 (1)	845	844
2.00%, 08/01/2044 (1)	3,655	3,649
5.00%, 08/15/2040	2,780	3,113
5.00%, 08/15/2041	5,250	5,853
Dickinson Independent School District
3.50%, 08/01/2037 (1)	2,760	2,754
Eagle Mountain & Saginaw Independent School District
5.00%, 08/15/2032	800	907
5.00%, 08/15/2034	1,225	1,393
Edinburg Consolidated Independent School District
5.00%, 02/15/2035	1,235	1,260
El Paso County Hospital District
5.00%, 08/15/2027	1,260	1,261
5.00%, 08/15/2028	1,140	1,159
5.00%, 08/15/2029	50	50
5.00%, 08/15/2030	1,455	1,478
5.00%, 08/15/2031	1,600	1,627
Forney Independent School District
5.00%, 08/15/2034	2,540	2,839
5.00%, 08/15/2039	1,200	1,340
5.00%, 08/15/2040	1,200	1,330
Fort Bend County Municipal Utility District No 134B
6.00%, 03/01/2029	2,325	2,518
Fort Bend Independent School District
0.72%, 08/01/2051 (1)	8,700	8,034
0.88%, 08/01/2050 (1)	2,725	2,639
3.65%, 08/01/2052 (1)	7,000	6,999
4.00%, 08/01/2054 (1)	15,205	15,415
Fort Worth Independent School District
5.00%, 02/15/2035	1,125	1,284
5.00%, 02/15/2036	560	638
5.00%, 02/15/2047	2,500	2,595
Frisco Independent School District
5.00%, 02/15/2038	1,000	1,130
5.00%, 02/15/2039	5,465	6,170
5.00%, 02/15/2040	2,870	3,219
Galveston Independent School District
5.00%, 02/01/2034	500	546
Georgetown Independent School District
2.50%, 08/15/2035	3,000	2,571

The accompanying notes are an integral part of these financial statements.

325

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.21% – (continued)
5.00%, 08/15/2035	$3,745	$3,805
Grand Parkway Transportation Corp.
5.00%, 10/01/2031	2,630	2,803
5.00%, 10/01/2033	1,205	1,282
5.00%, 10/01/2034	1,500	1,595
5.00%, 10/01/2037	2,000	2,111
5.00%, 10/01/2038	5,000	5,258
5.00%, 10/01/2052 (1)	16,195	17,022
Greater Texoma Utility Authority
5.00%, 10/01/2037	1,305	1,429
Harlandale Independent School District
5.00%, 08/01/2030	1,305	1,374
Harris County Cultural Education Facilities Finance Corp.
0.90%, 05/15/2050 (1)	1,630	1,580
4.60%, 10/01/2041 (1)	2,500	2,500
4.75%, 12/01/2059 (1)	6,000	6,000
5.00%, 05/15/2029	3,655	3,915
5.00%, 07/01/2031	10,150	11,246
5.00%, 07/01/2033	3,500	3,955
5.00%, 07/01/2034	5,000	5,703
5.00%, 07/01/2039	2,500	2,790
5.00%, 07/01/2040	1,500	1,663
5.00%, 07/01/2049 (1)	1,480	1,487
5.00%, 10/01/2051 (1)	14,500	15,907
5.00%, 07/01/2054 (1)	4,070	4,360
Harris County Flood Control District
4.00%, 10/01/2036	480	494
4.00%, 10/01/2037	4,400	4,515
5.00%, 10/01/2031	3,145	3,494
Harris County Municipal Utility District No 171
5.00%, 12/01/2030	1,620	1,679
Hays Consolidated Independent School District
5.00%, 02/15/2040	6,800	7,434
Hidalgo County Drain District No 1
3.13%, 09/01/2029	1,800	1,702
Housing Synergy PFC
5.00%, 02/01/2027 (1)	5,000	5,068
Houston Higher Education Finance Corp.
3.38%, 10/01/2037	1,000	837
5.00%, 05/15/2034	5,000	5,814
Humble Independent School District
5.00%, 02/15/2043	10,000	10,289
Hutto Independent School District
5.00%, 08/01/2031	1,835	2,060
5.00%, 08/01/2036	1,775	2,042
5.00%, 08/01/2042	1,755	1,956
Irving Hospital Authority
5.00%, 10/15/2035	625	634
Irving Independent School District
5.00%, 02/15/2039	5,100	5,679
Judson Independent School District
4.25%, 02/01/2031	3,780	3,813
Lake Houston Redevelopment Authority
3.00%, 09/01/2039	350	279
Lamar Consolidated Independent School District
5.00%, 02/15/2040	4,675	5,160
Leander Independent School District
5.00%, 08/15/2038	9,955	10,081

The accompanying notes are an integral part of these financial statements.

326

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.21% – (continued)
Lewisville Independent School District
5.00%, 08/15/2042	$15,000	$16,474
Little Elm Independent School District
5.00%, 08/15/2039	1,645	1,857
5.00%, 08/15/2040	1,755	1,966
Lone Star College System
4.00%, 02/15/2038	10,700	10,462
Love Field Airport Modernization Corp.
4.00%, 11/01/2034	5,000	5,026
4.00%, 11/01/2035	5,000	5,012
4.00%, 11/01/2038	1,000	984
5.00%, 11/01/2030	1,080	1,093
5.00%, 11/01/2032	4,330	4,687
5.00%, 11/01/2035	1,000	1,016
Lower Colorado River Authority
5.00%, 05/15/2025	1,190	1,206
5.00%, 05/15/2026	1,000	1,032
5.00%, 05/15/2030	1,635	1,795
5.00%, 05/15/2031	3,740	3,781
5.00%, 05/15/2032	705	793
5.00%, 05/15/2036	1,425	1,522
5.00%, 05/15/2039	3,250	3,653
5.00%, 05/15/2040	3,275	3,628
5.00%, 05/15/2040	5,250	5,633
Magnolia Independent School District
5.00%, 08/15/2037	1,450	1,628
5.00%, 08/15/2038	515	573
Matagorda County Navigation District No 1
2.60%, 11/01/2029	3,605	3,322
4.25%, 05/01/2030	5,500	5,453
Medina Valley Independent School District
5.00%, 02/15/2040	7,385	8,203
Midland Independent School District
4.00%, 02/15/2039	4,000	4,095
4.00%, 02/15/2040	2,450	2,495
5.00%, 02/15/2026	10,000	10,284
Midlothian Independent School District
2.00%, 08/01/2051 (1)	345	344
2.00%, 08/01/2051 (1)	720	719
Mission Economic Development Corp.
0.00%, 06/01/2048 (1)	4,750	4,750
4.00%, 06/01/2054 (1)	1,605	1,619
Montgomery County Municipal Utility District No 144
7.00%, 05/01/2030	1,335	1,528
Needville Independent School District
5.00%, 08/15/2025	1,175	1,196
New Caney Independent School District
5.00%, 02/15/2040	1,500	1,681
5.00%, 02/15/2041	1,350	1,504
New Hope Cultural Education Facilities Finance Corp.
4.00%, 08/15/2024 (3)	775	774
4.00%, 08/15/2026 (3)	665	661
4.00%, 08/15/2028 (3)	1,075	1,068
4.00%, 08/15/2029 (3)	1,000	990
4.00%, 08/15/2031 (3)	1,210	1,188
4.00%, 08/15/2036 (3)	1,545	1,475
4.25%, 10/01/2026	2,000	1,994
5.00%, 08/15/2024	730	731

The accompanying notes are an integral part of these financial statements.

327

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.21% – (continued)
5.00%, 08/15/2026	$200	$206
5.00%, 08/15/2027	375	393
5.00%, 08/15/2030	3,500	3,664
5.00%, 12/01/2049	775	720
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505	516
North East Independent School District
4.00%, 08/01/2032	13,400	13,420
4.00%, 08/01/2033	10,500	10,513
North Texas Tollway Authority
3.00%, 01/01/2038	4,000	3,537
5.00%, 01/01/2025	860	867
5.00%, 01/01/2027	6,100	6,358
5.00%, 01/01/2030	75	76
5.00%, 01/01/2031	105	107
5.00%, 01/01/2031	500	508
5.00%, 01/01/2031	1,100	1,158
5.00%, 01/01/2032	1,100	1,157
5.00%, 01/01/2033	500	518
5.00%, 01/01/2033	1,250	1,314
5.00%, 01/01/2034	1,400	1,470
5.00%, 01/01/2035	1,500	1,573
5.00%, 01/01/2036	550	559
5.00%, 01/01/2038	1,095	1,099
5.00%, 01/01/2039	4,915	4,985
5.00%, 01/01/2045	10,005	10,030
5.25%, 01/01/2038	5,400	6,085
Northside Independent School District
0.70%, 06/01/2050 (1)	24,595	23,950
1.60%, 08/01/2049 (1)	14,685	14,659
3.00%, 08/01/2053 (1)	18,120	17,847
Northwest Independent School District
5.00%, 02/15/2040	4,315	4,769
5.00%, 02/15/2041	2,700	2,969
Old Spanish Trail-Alemda Corridors Redevelopment Authority
4.00%, 09/01/2033	1,360	1,362
Pasadena Independent School District
1.50%, 02/15/2044 (1)	4,295	4,279
4.00%, 02/15/2035	8,060	8,063
Pearland Independent School District
5.25%, 02/15/2032	335	345
5.25%, 02/15/2032	1,665	1,707
Pecos Barstow Toyah Independent School District
5.00%, 02/15/2036	2,000	2,112
5.00%, 02/15/2037	1,300	1,367
5.00%, 02/15/2038	1,650	1,696
5.00%, 02/15/2039	2,445	2,509
5.00%, 02/15/2040	2,750	2,818
5.00%, 02/15/2041	5,735	5,870
5.00%, 02/15/2042	2,970	3,038
5.00%, 02/15/2043	1,825	1,865
Permanent University Fund – Texas A&M University System
5.00%, 07/01/2037	6,585	7,418
Permanent University Fund – University of Texas System
5.00%, 07/01/2029	235	242
5.00%, 07/01/2032	5,315	6,048
Plano Independent School District
5.00%, 02/15/2033	2,600	2,947

The accompanying notes are an integral part of these financial statements.

328

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.21% – (continued)
5.00%, 02/15/2034	$2,175	$2,462
Port Authority of Houston of Harris County Texas
5.00%, 10/01/2040	4,150	4,610
Port of Beaumont Navigation District
1.88%, 01/01/2026 (3)	850	818
2.00%, 01/01/2027 (3)	550	518
2.13%, 01/01/2028 (3)	575	530
2.25%, 01/01/2029 (3)	820	742
2.50%, 01/01/2030 (3)	1,000	896
2.63%, 01/01/2031 (3)	800	707
Port of Port Arthur Navigation District
5.00%, 04/01/2040 (1)	17,485	17,485
5.00%, 04/01/2040 (1)	33,865	33,865
5.00%, 04/01/2040 (1)	40,990	40,990
Prosper Independent School District
5.00%, 02/15/2040	10,000	10,054
Richardson Independent School District
5.00%, 02/15/2042	1,545	1,705
Sabine-Neches Navigation District
5.25%, 02/15/2036	500	553
5.25%, 02/15/2038	650	714
5.25%, 02/15/2040	1,890	2,056
5.25%, 02/15/2042	1,500	1,625
San Antonio Independent School District
5.00%, 08/15/2039	3,500	3,895
5.00%, 08/15/2040	4,330	4,794
San Antonio Public Facilities Corp.
5.00%, 09/15/2025	1,000	1,021
5.00%, 09/15/2026	1,000	1,035
San Antonio Water System
4.00%, 05/15/2039	4,500	4,549
5.00%, 05/15/2032	270	304
5.00%, 05/15/2033	1,500	1,538
5.00%, 05/15/2035	540	608
5.00%, 05/15/2035	4,985	5,036
5.00%, 05/15/2036	590	661
5.00%, 05/15/2036	7,400	7,620
Southwest Houston Redevelopment Authority
4.00%, 09/01/2031	400	408
4.00%, 09/01/2033	425	430
4.00%, 09/01/2034	355	359
4.00%, 09/01/2035	225	227
4.00%, 09/01/2036	700	706
Spring Branch Independent School District
3.00%, 02/01/2032	1,985	1,922
State of Texas
3.00%, 08/01/2034	1,045	955
4.00%, 08/01/2029	3,345	3,316
4.00%, 08/01/2031	8,850	8,746
5.00%, 08/01/2025	2,035	2,037
5.00%, 08/01/2026	1,000	1,001
5.00%, 04/01/2033	1,900	1,948
5.00%, 04/01/2035	9,000	9,217
5.00%, 10/01/2036	17,810	18,088
5.00%, 08/01/2040	1,650	1,668
5.50%, 08/01/2032	1,000	1,032
Tarrant County College District
5.00%, 08/15/2038	5,000	5,561
5.00%, 08/15/2039	7,000	7,757

The accompanying notes are an integral part of these financial statements.

329

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.21% – (continued)
Tarrant County Cultural Education Facilities Finance Corp.
4.00%, 12/01/2034	$2,500	$2,514
4.00%, 10/01/2041	1,950	1,897
4.00%, 10/01/2042	1,385	1,343
5.00%, 07/01/2026	1,775	1,825
5.00%, 07/01/2037	18,225	19,266
5.00%, 11/15/2037	4,400	4,480
5.00%, 10/01/2038	1,775	1,952
5.00%, 10/01/2039	1,650	1,808
5.00%, 11/15/2040	1,650	1,652
5.00%, 11/15/2052 (1)	3,100	3,353
5.00%, 07/01/2053 (1)	19,500	21,607
Tarrant County Hospital District
5.25%, 08/15/2034	3,200	3,662
Tarrant Regional Water District Water Supply System Revenue
5.00%, 03/01/2035	2,290	2,642
Texas A&M University
3.00%, 05/15/2028	2,300	2,275
5.00%, 05/15/2035	1,500	1,700
Texas Department of Housing & Community Affairs
2.95%, 07/01/2036	1,564	1,346
3.50%, 03/01/2051	4,965	4,859
3.50%, 07/01/2052	90	88
4.00%, 03/01/2050	1,070	1,063
6.00%, 03/01/2053	5,870	6,341
6.00%, 03/01/2054	23,925	26,147
Texas Department of Transportation State Highway Fund
5.00%, 04/01/2025	5,000	5,061
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2025	3,000	3,038
6.25%, 12/15/2026	2,020	2,079
Texas Municipal Gas Acquisition & Supply Corp. II
4.39% (3 Month Term SOFR + 0.86%), 09/15/2027 (2)	43,410	43,388
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2027	4,500	4,617
5.00%, 12/15/2028	15,315	15,725
5.00%, 12/15/2032	4,430	4,643
Texas Municipal Gas Acquisition & Supply Corp. IV
5.50%, 01/01/2054 (1)	11,800	13,178
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 12/31/2032	2,500	2,542
4.00%, 12/31/2033	2,040	2,071
4.00%, 06/30/2036	1,175	1,186
5.00%, 06/30/2034	790	855
5.00%, 12/31/2034	995	1,076
5.00%, 12/31/2045	1,020	1,026
5.13%, 06/30/2035	815	885
5.13%, 12/31/2035	785	851
5.25%, 06/30/2036	865	940
5.25%, 12/31/2036	735	797
5.38%, 06/30/2037	475	517
5.38%, 06/30/2039	3,250	3,514
Texas Public Finance Authority
5.00%, 02/01/2028	2,300	2,442
5.25%, 05/01/2034	1,000	1,092
5.25%, 05/01/2036	750	818
5.25%, 05/01/2038	500	542
Texas State Technical College
5.25%, 08/01/2035	2,750	3,128
5.25%, 08/01/2036	2,675	3,036

The accompanying notes are an integral part of these financial statements.

330

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.21% – (continued)
Texas State University System
5.00%, 03/15/2027	$2,790	$2,921
5.00%, 03/15/2029	610	637
5.00%, 03/15/2032	1,325	1,381
5.00%, 03/15/2033	10,000	11,466
5.00%, 03/15/2040	2,725	3,063
Texas Transportation Commission
0.65%, 10/01/2041 (1)	15,145	14,155
Texas Transportation Commission State Highway 249 System
0.00%, 08/01/2034	1,060	696
0.00%, 08/01/2037	725	408
0.00%, 08/01/2038	800	424
0.00%, 08/01/2039	710	356
0.00%, 08/01/2040	1,500	709
Texas Water Development Board
3.00%, 10/15/2033	1,310	1,252
4.00%, 08/01/2035	2,640	2,720
4.00%, 10/15/2036	8,740	8,826
4.00%, 10/15/2045	5,000	4,908
4.60%, 10/15/2039	5,000	5,394
5.00%, 04/15/2028	1,500	1,599
5.00%, 10/15/2028	2,370	2,549
5.00%, 04/15/2029	2,000	2,170
5.00%, 10/15/2029	4,100	4,487
5.00%, 04/15/2030	2,000	2,203
5.00%, 10/15/2030	3,060	3,397
5.00%, 04/15/2032	1,420	1,550
5.00%, 04/15/2033	1,000	1,140
5.00%, 10/15/2033	3,420	3,897
5.00%, 10/15/2034	1,900	2,164
5.00%, 08/01/2040	950	1,061
5.00%, 08/01/2041	1,000	1,098
5.00%, 10/15/2043	1,040	1,086
5.00%, 10/15/2047	1,425	1,546
Tomball Independent School District
5.00%, 02/15/2041	4,000	4,188
Trinity River Authority
5.00%, 02/01/2039	1,550	1,721
University of Houston
5.00%, 02/15/2030	860	880
University of North Texas System
5.00%, 04/15/2032	210	238
5.00%, 04/15/2033	205	229
5.00%, 04/15/2034	280	312
5.00%, 04/15/2035	295	328
5.00%, 04/15/2036	280	311
5.00%, 04/15/2037	370	410
5.00%, 04/15/2038	425	468
5.00%, 04/15/2039	465	510
Uptown Development Authority
5.00%, 09/01/2033	715	722
Viridian Municipal Management District
4.00%, 12/01/2029	520	520
4.00%, 12/01/2031	560	560
4.00%, 12/01/2032	580	578
4.00%, 12/01/2033	605	600
Weatherford Independent School District
5.00%, 02/15/2040	2,550	2,569
Willis Independent School District
2.00%, 02/15/2037	1,755	1,343

Total Texas		1,779,082

The accompanying notes are an integral part of these financial statements.

331

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utah – 0.75%
Canyons School District
1.50%, 06/15/2034	$3,545	$2,664
1.50%, 06/15/2035	2,000	1,452
2.50%, 06/15/2030	1,965	1,818
Central Utah Water Conservancy District
4.00%, 10/01/2039	1,460	1,463
County of Utah UT
5.00%, 05/15/2046	7,500	7,608
Intermountain Power Agency
4.00%, 07/01/2036	1,860	1,937
5.00%, 07/01/2029	1,125	1,224
5.00%, 07/01/2030	1,250	1,383
5.00%, 07/01/2037	5,175	5,746
5.00%, 07/01/2041	1,000	1,089
5.00%, 07/01/2041	8,075	8,881
5.00%, 07/01/2042	640	695
5.25%, 07/01/2044	8,285	9,194
Nebo School District
2.00%, 07/01/2032	2,510	2,094
Salt Lake City UT Airport Revenue
5.00%, 07/01/2025	1,000	1,011
5.00%, 07/01/2026	1,700	1,737
5.00%, 07/01/2026	3,000	3,065
5.00%, 07/01/2030	1,000	1,044
5.25%, 07/01/2036	3,730	4,209
5.25%, 07/01/2037	2,250	2,531
5.25%, 07/01/2038	4,600	5,143
5.25%, 07/01/2039	2,850	3,172
5.25%, 07/01/2041	7,580	8,351
5.25%, 07/01/2042	7,555	8,273
5.25%, 07/01/2043	4,125	4,497
Utah Charter School Finance Authority
4.00%, 04/15/2040	2,440	2,351
Utah Infrastructure Agency
4.00%, 10/15/2029	1,210	1,196
4.00%, 10/15/2031	750	740
4.00%, 10/15/2041	2,650	2,468
5.00%, 10/15/2027	1,070	1,092
5.25%, 10/15/2033	965	994
5.25%, 10/15/2035	1,335	1,436
5.25%, 10/15/2039	400	444
5.50%, 10/15/2033	2,865	3,161
Weber School District
2.50%, 06/15/2037	1,735	1,399
2.50%, 06/15/2038	2,000	1,590
2.63%, 06/15/2039	2,050	1,627

Total Utah		108,779

Vermont – 0.05%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000	997
5.00%, 10/15/2029	890	889
Vermont Housing Finance Agency
3.00%, 11/01/2051	1,711	1,637
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800	806
5.00%, 06/15/2026	100	102
5.00%, 06/15/2026	500	509

The accompanying notes are an integral part of these financial statements.

332

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Vermont – 0.05% – (continued)
5.00%, 06/15/2027	$700	$711
5.00%, 06/15/2030	450	467
5.00%, 06/15/2031	500	521

Total Vermont		6,639

Virgin Islands – 0.21%
Matching Fund Special Purpose Securitization Corp.
5.00%, 10/01/2026	5,995	6,126
5.00%, 10/01/2027	14,870	15,318
5.00%, 10/01/2028	4,145	4,279
5.00%, 10/01/2030	4,035	4,230
Virgin Islands Public Finance Authority
5.00%, 10/01/2024 (3)	1,165	1,164

Total Virgin Islands		31,117

Virginia – 1.83%
Albemarle County Economic Development Authority
5.00%, 06/01/2038	5,570	6,318
Arlington County Industrial Development Authority
5.00%, 01/01/2026	3,710	3,768
5.00%, 07/01/2027	905	945
5.00%, 07/01/2053 (1)	6,680	7,157
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2041	4,835	4,938
Chesapeake Economic Development Authority
3.65%, 02/01/2032 (1)	1,000	999
Chesapeake Redevelopment & Housing Authority
5.00%, 06/01/2026 (1)	5,260	5,298
City of Harrisonburg VA
1.75%, 07/15/2035	595	454
1.75%, 07/15/2036	4,000	2,981
City of Newport News VA Water Revenue
1.63%, 07/15/2034	2,980	2,285
County of Fairfax VA
4.00%, 10/01/2028	4,920	4,973
4.00%, 10/01/2038	2,660	2,775
Fairfax County Industrial Development Authority
4.00%, 05/15/2042	4,740	4,744
Fairfax County Redevelopment & Housing Authority
5.00%, 01/01/2045 (1)	1,645	1,693
Gloucester County Economic Development Authority
4.25%, 09/01/2038 (1)	2,000	2,000
Halifax County Industrial Development Authority
3.80%, 12/01/2041 (1)	5,125	5,139
Hampton Roads Transportation Accountability Commission
5.00%, 07/01/2026	9,300	9,609
Isle Wight County Industrial Development Authority
5.25%, 07/01/2043	1,900	2,086
James City County Economic Development Authority
4.00%, 12/01/2029	235	234
4.00%, 12/01/2035	515	496
5.00%, 02/01/2026 (1)	4,267	4,280
Louisa Industrial Development Authority
3.65%, 11/01/2035 (1)	1,100	1,099
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	1,600	1,593
Petersburg Redevelopment & Housing Authority
4.00%, 05/01/2045 (1)	11,500	11,493

The accompanying notes are an integral part of these financial statements.

333

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Virginia – 1.83% – (continued)
Roanoke Economic Development Authority
3.85%, 07/01/2037 (1)	$41,200	$41,200
Salem Economic Development Authority
5.00%, 04/01/2030	710	740
5.00%, 04/01/2031	400	416
5.00%, 04/01/2032	700	727
5.00%, 04/01/2033	350	363
5.00%, 04/01/2034	925	961
Stafford County Economic Development Authority
4.00%, 06/15/2037	50	49
5.00%, 06/15/2030	150	153
5.00%, 06/15/2033	150	153
5.00%, 06/15/2034	500	509
Virginia College Building Authority
3.00%, 02/01/2036	1,320	1,220
3.00%, 02/01/2039	1,080	958
4.00%, 02/01/2034	2,610	2,631
4.00%, 09/01/2036	6,500	6,586
4.00%, 09/01/2041	1,690	1,697
5.00%, 02/01/2026	1,000	1,029
5.00%, 02/01/2030	1,500	1,589
5.00%, 02/01/2034	1,000	1,094
5.00%, 02/01/2039	18,215	20,215
5.00%, 02/01/2040	5,750	6,416
5.25%, 02/01/2041	6,400	7,147
Virginia Commonwealth Transportation Board
4.00%, 05/15/2031	1,250	1,262
Virginia Housing Development Authority
3.85%, 01/01/2055 (1)	4,000	3,991
3.90%, 07/01/2055 (1)	23,000	22,989
Virginia Port Authority
5.00%, 07/01/2041	2,460	2,472
Virginia Public Building Authority
5.00%, 08/01/2029	4,570	4,650
Virginia Public School Authority
5.00%, 08/01/2036	4,220	4,877
Virginia Small Business Financing Authority
4.00%, 01/01/2033	3,250	3,280
4.00%, 07/01/2033	1,160	1,171
4.00%, 01/01/2034	2,500	2,523
4.00%, 07/01/2034	1,785	1,802
4.00%, 01/01/2048	2,955	2,702
5.00%, 01/01/2026	750	761
5.00%, 01/01/2027	1,000	1,026
5.00%, 01/01/2033	4,000	4,269
5.00%, 07/01/2033	2,325	2,481
5.00%, 01/01/2036	2,500	2,663
5.00%, 07/01/2037	1,355	1,437
5.00%, 01/01/2038	2,000	2,116
5.00%, 07/01/2038	6,250	6,599
5.00%, 12/31/2038	830	887
5.00%, 12/31/2047	1,500	1,552
Williamsburg Economic Development Authority
4.00%, 07/01/2043	4,000	3,924
York County Economic Development Authority
3.65%, 05/01/2033 (1)	3,650	3,645

Total Virginia		266,289

The accompanying notes are an integral part of these financial statements.

334

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Washington – 3.08%
Auburn School District No 408 of King & Pierce Counties
5.00%, 12/01/2033	$2,000	$2,101
Central Puget Sound Regional Transit Authority
4.00%, 11/01/2040	7,500	7,685
5.00%, 11/01/2035	960	982
5.00%, 11/01/2041	9,760	10,004
City of Seattle WA Municipal Light & Power Revenue
4.00%, 01/01/2032	3,385	3,446
4.00%, 07/01/2035	3,430	3,566
4.00%, 07/01/2041	2,360	2,371
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675	694
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460	474
County of King WA Sewer Revenue
4.00%, 07/01/2041	4,000	3,940
4.11% (SIFMA Municipal Swap Index Yield + 0.23%), 01/01/2040 (2)	13,060	12,925
County of Pierce WA
2.60%, 07/01/2036	2,040	1,762
East Pierce Fire & Rescue
5.00%, 12/01/2029	635	681
5.00%, 12/01/2031	925	996
Energy Northwest
5.00%, 07/01/2034	6,890	7,614
5.00%, 07/01/2037	10,000	10,793
5.00%, 07/01/2039	10,400	11,854
5.00%, 07/01/2040	14,500	16,422
Franklin County School District No 1 Pasco
5.50%, 12/01/2040	8,125	9,445
King & Snohomish Counties School District No 417 Northshore
5.00%, 12/01/2026	2,575	2,689
5.00%, 12/01/2039	1,250	1,421
5.00%, 12/01/2040	1,380	1,558
5.00%, 12/01/2041	2,655	2,983
5.00%, 12/01/2042	2,245	2,512
King County Housing Authority
3.00%, 12/01/2024	800	797
4.00%, 12/01/2026	430	432
4.00%, 06/01/2027	585	587
4.00%, 12/01/2027	400	403
4.00%, 06/01/2031	650	650
4.00%, 11/01/2031	1,640	1,642
4.00%, 06/01/2032	455	455
4.00%, 11/01/2032	1,705	1,720
4.00%, 06/01/2033	500	495
4.00%, 06/01/2034	525	519
4.00%, 06/01/2035	735	730
5.00%, 11/01/2027	1,000	1,043
5.00%, 11/01/2028	1,430	1,498
5.00%, 11/01/2029	750	790
King County Public Hospital District No 1
5.00%, 12/01/2032	3,900	3,987
King County School District No 403 Renton
5.00%, 12/01/2038	2,410	2,705
King County School District No 414 Lake Washington
5.00%, 12/01/2035	1,600	1,705
5.00%, 12/01/2036	3,205	3,408
5.00%, 12/01/2037	1,425	1,510

The accompanying notes are an integral part of these financial statements.

335

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Washington – 3.08% – (continued)
5.00%, 12/01/2038	$865	$914
Pierce & King Counties School District No 417 Fife
4.00%, 12/01/2038	2,000	2,013
4.00%, 12/01/2039	2,500	2,517
Pierce County School District No 10 Tacoma
5.00%, 12/01/2034	2,800	2,818
Pierce County School District No 403 Bethel
4.00%, 12/01/2038	6,500	6,552
Port of Seattle WA
5.00%, 07/01/2024	595	595
5.00%, 03/01/2025	440	441
5.00%, 04/01/2030	2,000	2,003
5.00%, 08/01/2030	3,085	3,292
5.00%, 08/01/2031	12,510	13,478
5.00%, 04/01/2033	3,205	3,368
5.00%, 04/01/2036	3,940	4,142
5.00%, 08/01/2038	12,000	12,861
5.00%, 08/01/2039	1,380	1,476
5.00%, 08/01/2041	2,930	3,096
5.50%, 08/01/2047	4,415	4,774
Port of Tacoma WA
5.00%, 12/01/2043	8,000	8,072
Seattle Housing Authority
1.00%, 06/01/2026	2,365	2,203
Skagit County Public Hospital District No 1
5.50%, 12/01/2040	500	541
5.50%, 12/01/2043	1,010	1,082
Snohomish County Housing Authority
5.00%, 04/01/2031	1,135	1,204
Snohomish County Public Utility District No 1 Electric System Revenue
5.00%, 12/01/2037	5,530	5,635
5.00%, 12/01/2040	3,500	3,548
Snohomish County School District No 15 Edmonds
5.00%, 12/01/2039	3,450	3,916
5.00%, 12/01/2040	5,000	5,640
5.00%, 12/01/2041	6,500	7,269
Snohomish County School District No 6 Mukilteo
3.00%, 12/01/2037	1,000	909
State of Washington
4.00%, 07/01/2035	1,600	1,684
4.00%, 07/01/2035	3,700	3,894
5.00%, 08/01/2026	9,630	9,993
5.00%, 08/01/2027	235	243
5.00%, 08/01/2027	550	560
5.00%, 08/01/2027	10,025	10,589
5.00%, 08/01/2028	235	243
5.00%, 08/01/2030	235	242
5.00%, 08/01/2030	1,830	1,924
5.00%, 02/01/2034	15,730	15,858
5.00%, 06/01/2034	660	704
5.00%, 02/01/2035	9,500	9,577
5.00%, 08/01/2035	1,855	1,939
5.00%, 08/01/2037	2,500	2,565
5.00%, 08/01/2037	12,685	14,658
5.00%, 08/01/2038	4,535	4,652
5.00%, 02/01/2039	2,135	2,246
5.00%, 06/01/2039	2,000	2,114
5.00%, 08/01/2039	13,350	13,398
5.00%, 08/01/2039	15,000	16,752
5.00%, 08/01/2040	1,980	2,244

The accompanying notes are an integral part of these financial statements.

336

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Washington – 3.08% – (continued)
5.00%, 02/01/2041	$1,585	$1,658
5.00%, 06/01/2042	1,000	1,086
5.00%, 07/01/2042	6,750	7,478
5.00%, 08/01/2042	1,810	1,871
5.00%, 02/01/2047	2,650	2,852
5.00%, 08/01/2047	1,500	1,621
University of Washington
4.00%, 05/01/2048 (1)	10,000	10,109
5.00%, 12/01/2036	6,000	6,177
Washington Health Care Facilities Authority
4.00%, 08/15/2041	2,100	2,001
5.00%, 10/01/2024	465	465
5.00%, 07/01/2025	360	362
5.00%, 08/01/2028	1,005	1,063
5.00%, 07/01/2029	115	117
5.00%, 07/01/2030	410	416
5.00%, 08/01/2030	3,500	3,727
5.00%, 08/15/2030	1,000	1,021
5.00%, 08/15/2031	845	863
5.00%, 09/01/2031	185	199
5.00%, 08/15/2032	480	490
5.00%, 09/01/2033	225	242
5.00%, 07/01/2034	105	106
5.00%, 09/01/2034	450	486
5.00%, 09/01/2035	365	393
5.00%, 07/01/2042	2,415	2,414
5.00%, 08/01/2049 (1)	10,000	10,096
5.00%, 09/01/2050	500	519
Washington Higher Education Facilities Authority
4.00%, 10/01/2035	380	370
4.00%, 01/01/2043	1,765	1,709
5.00%, 05/01/2028	420	441
5.00%, 05/01/2029	180	191
5.00%, 10/01/2029	565	585
5.00%, 10/01/2029	1,855	1,893
5.00%, 10/01/2033	690	719
5.00%, 10/01/2033	735	748
Washington State Convention Center Public Facilities District
3.00%, 07/01/2043	810	640
4.00%, 07/01/2031	13,860	13,683
Washington State Housing Finance Commission
2.13%, 07/01/2027 (3)	520	484
5.00%, 01/01/2025 (3)	375	375
5.00%, 01/01/2026 (3)	300	299
5.00%, 12/01/2026	350	362
5.00%, 06/01/2028	500	525
5.00%, 06/01/2029	500	534
5.00%, 06/01/2030	500	534
5.00%, 12/01/2030	500	537
Washington State University
5.00%, 04/01/2029	425	426
Yelm Community School District No 2
5.00%, 12/01/2031	1,100	1,187

Total Washington		448,506

West Virginia – 0.18%
Ohio County Board of Education
3.00%, 06/01/2030	2,275	2,159
State of West Virginia
5.00%, 12/01/2036	2,910	3,075

The accompanying notes are an integral part of these financial statements.

337

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
West Virginia – 0.18% – (continued)
5.00%, 06/01/2041	$1,330	$1,406
West Virginia Economic Development Authority
3.38%, 03/01/2040 (1)	4,980	4,895
4.70%, 04/01/2036 (1)	2,450	2,477
West Virginia Hospital Finance Authority
5.00%, 01/01/2031	620	621
5.00%, 09/01/2039	3,125	3,176
5.00%, 01/01/2043	2,085	2,072
5.13%, 09/01/2042	3,500	3,832
West Virginia Lottery Excess Lottery Revenue
5.00%, 07/01/2032	940	964
West Virginia Parkways Authority
5.00%, 06/01/2037	2,000	2,112

Total West Virginia		26,789

Wisconsin – 1.33%
City of Madison WI
2.00%, 10/01/2025	7,690	7,476
City of Milwaukee WI
5.00%, 04/01/2030	3,000	3,258
County of Marathon WI
2.00%, 02/01/2033	1,005	837
2.00%, 02/01/2033	1,380	1,149
2.00%, 02/01/2034	1,025	839
2.00%, 02/01/2034	1,330	1,089
Hudson School District
2.25%, 03/01/2027	1,185	1,128
Marinette School District
1.75%, 03/01/2035	825	780
1.75%, 03/01/2035	2,055	1,566
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570	590
5.00%, 11/15/2032	500	517
Monroe School District
4.00%, 03/01/2041	1,485	1,492
5.00%, 03/01/2037	775	845
5.00%, 03/01/2038	700	759
Public Finance Authority
3.00%, 04/01/2025 (3)	110	109
3.00%, 12/01/2026 (3)	1,000	929
4.00%, 03/01/2025 (3)	535	530
4.00%, 06/15/2031 (3)	450	433
4.00%, 12/01/2031 (3)	450	423
4.00%, 04/01/2032 (3)	1,720	1,720
4.00%, 08/01/2035	1,500	1,419
4.00%, 12/01/2041	2,000	1,885
4.00%, 06/15/2042 (3)	750	666
4.00%, 06/01/2045	7,495	6,957
4.13%, 05/01/2026 (3)	270	266
5.00%, 10/01/2026 (3)	590	598
5.00%, 10/01/2027 (3)	610	624
5.00%, 12/01/2027	6,400	6,447
5.00%, 05/15/2028 (3)	200	202
5.00%, 10/01/2029 (3)	155	161
5.00%, 10/01/2034 (3)	1,000	1,035
5.00%, 07/01/2035	5,000	5,283
5.00%, 07/01/2036	255	261
5.00%, 01/01/2037	500	522

The accompanying notes are an integral part of these financial statements.

338

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Wisconsin – 1.33% – (continued)
5.00%, 01/01/2038	$350	$363
5.00%, 07/01/2038	80	81
5.00%, 10/01/2039 (3)	600	610
5.00%, 03/01/2041	5,640	5,732
5.00%, 10/01/2043 (3)	360	353
5.00%, 10/01/2044	1,300	1,341
5.00%, 03/01/2046	6,900	6,995
5.00%, 10/01/2048 (3)	380	361
5.00%, 10/01/2053 (3)	780	727
5.25%, 07/01/2028	3,160	3,161
5.25%, 05/15/2037 (3)	120	121
5.25%, 03/01/2042	2,190	2,259
5.25%, 05/15/2042 (3)	60	60
5.25%, 10/01/2043	2,105	2,022
5.25%, 05/15/2047 (3)	60	59
5.25%, 10/01/2048	2,105	1,968
5.25%, 05/15/2052 (3)	115	110
State of Wisconsin
5.00%, 05/01/2032	450	479
5.00%, 05/01/2033	9,790	10,418
5.00%, 05/01/2034	2,400	2,475
5.00%, 05/01/2035	1,750	1,987
University of Wisconsin Hospitals & Clinics
4.00%, 04/01/2037	1,375	1,391
4.00%, 04/01/2038	2,110	2,114
Wisconsin Center District
0.00%, 12/15/2028	1,025	864
0.00%, 12/15/2030	550	430
0.00%, 12/15/2030	1,045	815
0.00%, 12/15/2032	1,400	1,006
0.00%, 12/15/2033	1,500	1,034
Wisconsin Health & Educational Facilities Authority
2.83%, 11/01/2028	195	181
4.00%, 02/15/2025	270	270
4.00%, 02/15/2026	510	511
4.00%, 02/15/2031	460	461
4.00%, 02/15/2033	550	551
4.00%, 04/01/2039	2,005	1,956
4.00%, 11/15/2043	3,630	3,472
4.20%, 08/15/2028	2,050	2,035
4.50%, 02/15/2054	1,660	1,645
5.00%, 11/01/2024	155	155
5.00%, 04/01/2026	1,000	1,025
5.00%, 02/15/2027	300	304
5.00%, 04/01/2027	1,700	1,769
5.00%, 10/01/2027	580	608
5.00%, 04/01/2028	900	950
5.00%, 10/01/2028	700	746
5.00%, 11/01/2029	760	748
5.00%, 04/01/2030	1,670	1,759
5.00%, 02/15/2033	2,130	2,297
5.00%, 12/15/2033	1,450	1,533
5.00%, 11/15/2035	5,500	5,631
5.00%, 09/01/2036	400	419
5.00%, 08/15/2039	5,395	5,668
5.00%, 10/01/2041	640	673
5.00%, 08/15/2054 (1)	830	849
5.00%, 08/15/2054 (1)	1,770	1,898

The accompanying notes are an integral part of these financial statements.

339

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Wisconsin – 1.33% – (continued)
5.00%, 08/15/2054 (1)	$2,565	$2,751
5.25%, 02/15/2035	4,890	5,398
5.50%, 02/15/2054	1,775	1,887
Wisconsin Housing & Economic Development Authority
5.00%, 12/01/2027 (1)	6,060	6,176
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.00%, 03/01/2052	1,165	1,123
3.00%, 09/01/2052	1,990	1,919
3.25%, 09/01/2026	4,425	4,415
3.50%, 09/01/2031	8,475	8,318
3.50%, 09/01/2050	1,480	1,452
3.63%, 03/01/2034	3,605	3,521
4.25%, 09/01/2044	3,075	3,003
5.00%, 09/01/2039	3,100	3,367
6.00%, 03/01/2054	2,835	3,087
6.00%, 09/01/2054	4,000	4,317
Wisconsin Housing & Economic Development Authority Housing Revenue
0.50%, 11/01/2050 (1)	2,285	2,247
0.81%, 11/01/2052 (1)	1,350	1,302

Total Wisconsin		194,528

Wyoming – 0.04%
County of Laramie WY
4.00%, 05/01/2026	200	201
4.00%, 05/01/2038	1,365	1,356
Wyoming Community Development Authority
3.00%, 06/01/2049	4,960	4,802

Total Wyoming		6,359

Total Municipal Bonds (Cost: $14,718,136)		14,614,424

	Shares (000s)	Value (000s)
SHORT-TERM INVESTMENTS – 0.78%
Money Market Funds – 0.78%
Fidelity Institutional Money Market Government Fund – Class I, 5.25% (6)	113,151	113,151

Total Money Market Funds (Cost: $113,151)		113,151

The accompanying notes are an integral part of these financial statements.

340

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.00% (7)
JP Morgan, New York, 4.83% due 07/01/2024	$219	$219
Sumitomo Trust Bank, London, 4.83% due 07/01/2024	186	186

Total Time Deposits (Cost: $405)		405

Total Short-Term Investments (Cost: $113,556)		113,556

TOTAL INVESTMENTS IN SECURITIES – 101.01% (Cost: $14,831,692)		14,727,980

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.01)%		(147,031)

TOTAL NET ASSETS – 100.00%		$14,580,949

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of June 30, 2024.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2024.

(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $306,639, which represents 2.10% of total net assets.

(4)	Security in default as of June 30, 2024. The value of these securities totals $1,377, which represents 0.01% of total net assets.

(5)	Non-income producing security.

(6)	Represents annualized seven-day yield as of the close of the reporting period.

(7)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

341

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

MUNICIPAL BONDS	Percentages of Net Assets
Education	6.12%
General Obligation	21.85
General Revenue	28.41
Healthcare	11.41
Housing	6.55
Transportation	15.81
Utilities	10.08

Total Municipal Bonds	100.23

SHORT-TERM INVESTMENTS	0.78

TOTAL INVESTMENTS IN SECURITIES	101.01
LIABILITIES IN EXCESS OF OTHER ASSETS	-1.01

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

342

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 98.68%
Alabama – 1.85%
Black Belt Energy Gas District
4.00%, 06/01/2051 (1)	$2,500	$2,509
4.00%, 10/01/2052 (1)	1,075	1,077
4.00%, 10/01/2052 (1)	3,380	3,385
4.00%, 04/01/2053 (1)	500	502
5.25%, 12/01/2053 (1)	3,775	4,081
5.25%, 01/01/2054 (1)	4,160	4,455
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2025	1,515	1,539
5.00%, 10/01/2026	1,050	1,082
5.25%, 10/01/2040	1,000	1,109
5.25%, 10/01/2043	2,095	2,300
5.25%, 10/01/2045	100	109
5.25%, 10/01/2049	490	524
5.50%, 10/01/2053	2,450	2,651
Energy Southeast A Cooperative District
5.25%, 07/01/2054 (1)	1,050	1,123
5.50%, 11/01/2053 (1)	6,665	7,176
Health Care Authority of the City of Huntsville
4.00%, 06/01/2045	2,500	2,389
Homewood Educational Building Authority
5.00%, 10/01/2056	275	275
Huntsville-Redstone Village Special Care Facilities Financing Authority
5.50%, 01/01/2028 (2)(3)	250	143
5.50%, 01/01/2043 (2)(3)	195	111
6.88%, 01/01/2043 (2)(3)	135	77
7.50%, 01/01/2047 (2)(3)	245	140
Mobile County Industrial Development Authority
5.00%, 06/01/2054	3,980	4,045
Phenix City Industrial Development Board
4.13%, 05/15/2035	795	795
Prattville Industrial Development Board
5.30%, 09/01/2028	1,325	1,400
Southeast Alabama Gas Supply District
5.00%, 06/01/2049 (1)	400	422
Southeast Energy Authority A Cooperative District
4.00%, 12/01/2051 (1)	5,815	5,780
5.50%, 01/01/2053 (1)	2,000	2,143
Tuscaloosa County Industrial Development Authority
5.25%, 05/01/2044 (4)	7,160	7,182

Total Alabama		58,524

Alaska – 0.08%
Alaska Housing Finance Corp.
6.00%, 06/01/2054	105	113
Alaska Industrial Development & Export Authority
5.00%, 01/01/2030	1,415	1,423
Northern Tobacco Securitization Corp.
0.00%, 06/01/2066	2,275	292
4.00%, 06/01/2050	785	788

Total Alaska		2,616

Arizona – 2.06%
Arizona Board of Regents
5.00%, 07/01/2054	800	868

The accompanying notes are an integral part of these financial statements.

343

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Arizona – 2.06% – (continued)
Arizona Health Facilities Authority
4.52% (S&P 7 Day Municipal High Grade Rate + 0.81%), 01/01/2037 (5)	$980	$958
Arizona Industrial Development Authority
0.00%, 05/20/2033 (1)	4,153	166
3.63%, 05/20/2033	1,509	1,418
4.00%, 07/15/2030 (4)	250	244
4.00%, 11/01/2037	100	100
4.00%, 07/15/2040 (4)	990	899
4.00%, 07/15/2041 (4)	265	236
4.00%, 12/15/2041 (4)	600	528
4.00%, 07/15/2050 (4)	1,610	1,351
4.00%, 07/01/2051	1,925	1,714
4.00%, 07/15/2051 (4)	500	412
4.00%, 12/15/2051 (4)	1,025	823
4.00%, 07/15/2056 (4)	475	380
4.50%, 07/15/2029 (4)	3,250	3,105
4.95%, 02/01/2048 (1)	1,000	1,000
5.00%, 07/01/2032	425	452
5.00%, 07/01/2039 (4)	100	100
5.00%, 07/15/2039	190	192
5.00%, 07/15/2040 (4)	505	510
5.00%, 07/15/2040 (4)	1,300	1,311
5.00%, 07/01/2047 (4)	225	223
5.00%, 07/01/2049 (4)	100	96
5.00%, 07/01/2049 (4)	945	892
5.00%, 07/15/2049	1,330	1,328
5.00%, 07/15/2050 (4)	2,365	2,356
5.00%, 07/01/2051 (4)	255	250
5.00%, 07/01/2054 (4)	500	489
5.00%, 07/01/2054 (4)	1,000	949
5.25%, 07/01/2037 (4)	205	208
5.38%, 07/01/2050 (4)	510	513
5.50%, 07/01/2038 (4)	945	963
5.50%, 07/01/2052 (4)	885	886
5.75%, 07/15/2048 (4)	250	254
Chandler Industrial Development Authority
5.00%, 09/01/2052 (1)	1,900	1,950
City of Phoenix Civic Improvement Corp.
4.00%, 07/01/2045	2,000	1,921
Glendale Industrial Development Authority
4.00%, 07/01/2028	300	294
5.00%, 07/01/2033	435	437
5.00%, 07/01/2038	1,070	1,058
5.00%, 07/01/2048	915	836
Industrial Development Authority of the City of Phoenix Arizona
5.00%, 07/01/2030	700	725
5.00%, 07/01/2035 (4)	375	378
5.00%, 07/01/2035 (4)	580	584
5.00%, 07/01/2037	4,750	4,886
5.00%, 07/01/2044	85	87
5.00%, 07/01/2045 (4)	150	150
5.00%, 07/01/2045 (4)	290	291
5.00%, 07/01/2049	565	571
5.00%, 07/01/2059	145	146
Industrial Development Authority of the County of Pima
4.00%, 06/15/2041 (4)	2,380	2,091
4.00%, 06/15/2051 (4)	1,215	985
4.00%, 06/15/2057 (4)	1,245	972
5.00%, 06/15/2049 (4)	125	120

The accompanying notes are an integral part of these financial statements.

344

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Arizona – 2.06% – (continued)
7.00%, 11/15/2057 (4)	$250	$270
Maricopa County Industrial Development Authority
4.00%, 07/01/2029 (4)	295	295
4.00%, 10/15/2047 (4)	4,980	4,536
4.00%, 07/01/2050	100	87
4.00%, 07/01/2056 (4)	1,350	1,119
5.00%, 07/01/2054 (4)	250	250
Maricopa County Pollution Control Corp.
3.60%, 02/01/2040	250	224
3.60%, 04/01/2040	1,000	896
4.50%, 08/01/2042	220	215
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2047	950	1,032
5.25%, 01/01/2053	1,000	1,105
Salt Verde Financial Corp.
5.00%, 12/01/2032	1,730	1,840
5.00%, 12/01/2037	5,545	6,040
Tempe Industrial Development Authority
4.00%, 12/01/2038	1,190	1,087
4.00%, 12/01/2046	170	143
5.00%, 12/01/2050	605	582
5.00%, 12/01/2054	750	712

Total Arizona		65,089

Arkansas – 0.80%
Arkansas Development Finance Authority
4.50%, 09/01/2049 (4)	7,390	7,269
4.75%, 09/01/2049 (4)	2,840	2,815
5.45%, 09/01/2052	4,305	4,427
5.70%, 05/01/2053	500	523
6.88%, 07/01/2048 (4)	2,500	2,727
7.38%, 07/01/2048 (4)	2,500	2,743
City of Osceola AR
5.50%, 04/01/2036 (1)	4,850	4,858

Total Arkansas		25,362

California – 8.92%
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500	2,556
5.00%, 10/01/2037	2,000	2,046
California Community Choice Financing Authority
4.00%, 02/01/2052 (1)	2,000	2,004
5.00%, 12/01/2053 (1)	5,995	6,320
5.00%, 05/01/2054 (1)	500	534
5.25%, 11/01/2054 (1)	450	481
5.50%, 10/01/2054 (1)	2,975	3,253
California Community Housing Agency
3.00%, 08/01/2056 (4)	200	148
4.00%, 08/01/2046 (4)	925	794
4.00%, 08/01/2047 (4)	2,600	2,126
4.00%, 02/01/2050 (4)	285	219
4.00%, 08/01/2050 (4)	3,350	2,682
4.00%, 08/01/2051 (4)	500	255
4.00%, 02/01/2056 (4)	5,290	4,341
4.00%, 02/01/2056 (4)	8,825	6,048
5.00%, 08/01/2049 (4)	7,040	6,853

The accompanying notes are an integral part of these financial statements.

345

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 8.92% – (continued)
California Educational Facilities Authority
5.00%, 05/01/2045	$1,000	$1,204
5.25%, 10/01/2044	500	530
5.50%, 10/01/2053	1,130	1,196
California Health Facilities Financing Authority
3.00%, 08/15/2051	1,385	1,109
5.00%, 12/01/2039	520	569
5.25%, 11/15/2058	255	268
California Housing Finance Agency
3.25%, 08/20/2036	3,959	3,677
3.50%, 11/20/2035	1,759	1,681
4.00%, 03/20/2033	2,778	2,798
4.25%, 01/15/2035	1,411	1,447
4.38%, 09/20/2036	993	1,032
California Infrastructure & Economic Development Bank
4.00%, 10/01/2041	2,235	2,321
5.00%, 11/01/2047	155	164
5.00%, 01/01/2056 (4)	510	481
5.00%, 11/01/2057	1,380	1,440
California Municipal Finance Authority
2.75%, 11/15/2027	100	100
3.00%, 10/01/2049	100	78
3.00%, 05/15/2054	125	94
3.88%, 03/01/2054 (1)	150	152
4.00%, 11/15/2027	200	198
4.00%, 07/15/2029	2,000	1,998
4.00%, 08/15/2037	1,560	1,544
4.00%, 09/01/2041	550	518
4.00%, 08/15/2042	1,635	1,534
4.00%, 12/31/2047	1,270	1,147
4.00%, 03/01/2050	250	201
4.00%, 02/01/2051	2,180	1,974
4.00%, 11/15/2056	750	594
4.38%, 09/01/2053 (1)	100	105
5.00%, 07/01/2027	300	308
5.00%, 07/01/2032	1,055	1,082
5.00%, 05/15/2033	1,870	1,980
5.00%, 04/01/2035	1,235	1,225
5.00%, 05/15/2036	2,680	2,802
5.00%, 10/01/2039 (4)	1,115	1,121
5.00%, 11/01/2039 (4)	195	190
5.00%, 12/31/2043	18,430	18,715
5.00%, 06/01/2046	150	150
5.00%, 11/01/2046 (4)	1,500	1,500
5.00%, 06/01/2048	1,000	1,007
5.00%, 05/15/2049	1,205	1,229
5.00%, 10/01/2049 (4)	515	503
5.00%, 05/15/2052	170	173
5.00%, 09/01/2054	135	138
5.00%, 10/01/2057 (4)	1,000	952
5.13%, 09/01/2059	110	113
5.25%, 11/01/2052	2,165	2,300
5.25%, 06/01/2053	2,655	2,849
5.88%, 05/01/2059 (4)	15	15
California Pollution Control Financing Authority
4.13%, 07/01/2043 (1)(4)	670	670
5.00%, 07/01/2037 (4)	5,000	5,018

The accompanying notes are an integral part of these financial statements.

346

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 8.92% – (continued)
California Public Finance Authority
2.38%, 11/15/2028 (4)	$800	$786
3.13%, 05/15/2029 (4)	110	108
4.00%, 10/15/2024	385	384
5.00%, 11/15/2036 (4)	250	250
5.00%, 11/15/2046 (4)	225	210
5.00%, 10/15/2047	3,075	3,083
5.00%, 11/15/2051 (4)	100	91
5.00%, 11/15/2056 (4)	100	89
California School Finance Authority
4.00%, 06/01/2061 (4)	1,000	717
5.00%, 06/01/2029 (4)	250	252
5.00%, 06/01/2030 (4)	310	318
5.00%, 07/01/2037 (4)	215	221
5.00%, 10/01/2042 (4)	500	510
5.00%, 07/01/2047 (4)	500	501
5.00%, 07/01/2047 (4)	1,235	1,250
5.00%, 07/01/2052 (4)	1,340	1,334
6.38%, 07/01/2046 (4)	1,000	1,029
California State Public Works Board
5.00%, 04/01/2049	500	552
California Statewide Communities Development Authority
3.00%, 04/01/2051	45	34
4.00%, 09/02/2028	20	20
4.00%, 09/02/2029	20	20
4.00%, 09/02/2029	335	339
4.00%, 09/02/2030	20	20
4.00%, 09/02/2031	15	15
4.00%, 09/02/2031	75	72
4.00%, 04/01/2038	2,400	2,412
4.00%, 09/02/2041	110	103
4.00%, 09/02/2041	110	103
4.00%, 09/02/2041	135	121
4.00%, 09/02/2051	1,070	921
4.00%, 09/02/2051	1,315	1,089
4.00%, 09/02/2051	1,340	1,165
4.31%, 07/01/2032	320	295
5.00%, 12/01/2027 (4)	205	208
5.00%, 11/01/2032 (4)	1,135	1,168
5.00%, 09/02/2034	75	80
5.00%, 01/01/2038	750	794
5.00%, 09/02/2039	70	74
5.00%, 09/02/2039	745	772
5.00%, 05/15/2040	1,000	1,014
5.00%, 11/01/2041 (4)	1,375	1,384
5.00%, 09/02/2042	1,595	1,651
5.00%, 01/01/2043	1,000	1,047
5.00%, 09/02/2044	700	717
5.00%, 09/02/2044	1,000	1,047
5.00%, 09/02/2044	1,350	1,395
5.00%, 12/01/2046 (4)	270	272
5.00%, 01/01/2048	2,840	2,944
5.00%, 09/02/2049	35	36
5.00%, 09/02/2049	700	711
5.00%, 09/02/2052	2,320	2,345
5.25%, 12/01/2044	585	587
5.25%, 12/01/2048 (4)	800	816
5.25%, 12/01/2056 (4)	12,195	12,291

The accompanying notes are an integral part of these financial statements.

347

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 8.92% – (continued)
5.38%, 11/01/2049 (4)	$340	$329
5.50%, 12/01/2054	4,425	4,438
5.50%, 12/01/2058 (4)	8,575	8,788
California Statewide Financing Authority
6.00%, 05/01/2043	100	102
City & County of San Francisco CA Community Facilities District No 2016-1
4.00%, 09/01/2032 (4)	345	336
City & County of San Francisco CA Special Tax District No 2020-1
4.00%, 09/01/2041 (4)	1,500	1,356
4.00%, 09/01/2051 (4)	340	285
5.75%, 09/01/2053 (4)	95	102
5.75%, 09/01/2053 (4)	1,550	1,657
City of Irvine CA
4.00%, 09/02/2027	20	20
4.00%, 09/02/2028	30	30
City of Los Angeles Department of Airports
4.00%, 05/15/2044	3,000	2,916
5.00%, 05/15/2051	1,000	1,038
5.50%, 05/15/2047	2,725	2,965
City of Palm Desert CA
4.00%, 09/01/2041	375	346
City of Rancho Cordova CA
5.00%, 09/01/2049	700	719
City of Vernon CA Electric System Revenue
5.00%, 10/01/2025	500	507
CMFA Special Finance Agency
4.00%, 08/01/2045 (4)	1,215	1,019
CMFA Special Finance Agency VII
4.00%, 08/01/2047 (4)	3,135	2,618
CMFA Special Finance Agency XII
3.25%, 02/01/2057 (4)	1,500	1,127
4.38%, 08/01/2049 (4)	1,015	851
County of Los Angeles CA Community Facilities District No 2021-01
5.00%, 09/01/2052	150	153
CSCDA Community Improvement Authority
2.88%, 08/01/2041 (4)	100	93
3.00%, 07/01/2045 (4)	2,000	1,567
3.00%, 06/01/2048 (4)	100	72
3.10%, 07/01/2045 (4)	250	215
3.13%, 07/01/2056 (4)	7,600	5,253
3.13%, 08/01/2056 (4)	1,530	1,165
3.13%, 06/01/2057 (4)	1,850	1,163
3.38%, 07/01/2043 (4)	300	253
4.00%, 07/01/2056 (4)	1,500	1,186
4.00%, 07/01/2056 (4)	5,737	4,336
4.00%, 08/01/2056 (4)	3,070	2,684
4.00%, 09/01/2056 (4)	1,015	806
4.00%, 10/01/2056 (4)	6,210	4,936
4.00%, 12/01/2056 (4)	4,745	3,621
4.00%, 02/01/2057 (4)	1,500	1,130
4.00%, 04/01/2057 (4)	100	75
5.00%, 07/01/2051 (4)	165	160
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046	9,300	9,044
Freddie Mac Multifamily ML Certificates
0.00%, 06/25/2035 (1)(4)	4,972	304
2.75%, 11/25/2035 (4)	246	213
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2066	65,925	7,329
5.00%, 06/01/2051	290	300

The accompanying notes are an integral part of these financial statements.

348

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 8.92% – (continued)
Hastings Campus Housing Finance Authority
5.00%, 07/01/2061 (4)	$3,500	$3,325
Hayward Unified School District
4.00%, 08/01/2050	1,380	1,343
Irvine Unified School District
5.00%, 03/01/2057	795	807
Lodi Unified School District
3.00%, 08/01/2046	500	412
Manteca Unified School District
0.00%, 08/01/2024	2,500	2,492
Northern California Gas Authority No 1
4.45% (3 Month Term SOFR + 0.72%), 07/01/2027 (5)	330	330
Orange County Community Facilities District
5.00%, 08/15/2037	250	266
5.00%, 08/15/2038	260	277
5.25%, 08/15/2045	975	983
Regents of the University of California Medical Center Pooled Revenue
5.00%, 05/15/2047	5,000	5,438
River Islands Public Financing Authority
4.00%, 09/01/2041	485	452
5.00%, 09/01/2048	500	504
5.00%, 09/01/2048	750	758
5.00%, 09/01/2054	235	237
Riverside County Redevelopment Successor Agency
0.00%, 10/01/2039	1,000	529
Riverside County Transportation Commission
3.00%, 06/01/2049	250	195
4.00%, 06/01/2046	5,250	5,038
4.00%, 06/01/2047	1,000	955
San Diego County Regional Airport Authority
4.00%, 07/01/2046	1,000	954
4.00%, 07/01/2056	1,000	974
5.00%, 07/01/2048	100	105
San Francisco City & County Airport Comm-San Francisco International Airport
5.25%, 05/01/2049	200	216
San Francisco City & County Public Utilities Commission Power Revenue
5.00%, 11/01/2053	1,000	1,090
San Francisco Community College District
3.00%, 06/15/2045	100	81
Southern California Public Power Authority
5.00%, 04/01/2055 (1)	350	371
State of California
3.00%, 11/01/2040	500	440
5.00%, 09/01/2043	1,000	1,120
5.00%, 09/01/2048	2,550	2,841
5.00%, 09/01/2052	1,000	1,096
5.25%, 10/01/2050	2,650	2,985
5.50%, 12/01/2052	1,465	1,588
Transbay Joint Powers Authority
5.00%, 10/01/2033	250	261
5.00%, 10/01/2034	250	261
5.00%, 10/01/2035	240	250
5.00%, 10/01/2038	600	617
West Sacramento Financing Authority
5.00%, 09/01/2034	135	150

Total California		281,969

The accompanying notes are an integral part of these financial statements.

349

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 4.57%
Aerotropolis Regional Transportation Authority
4.38%, 12/01/2052	$2,715	$2,381
Amber Creek Metropolitan District
5.00%, 12/01/2037	714	658
5.13%, 12/01/2047	1,550	1,370
Arista Metropolitan District
8.25%, 12/15/2039	500	516
Arkansas River Power Authority
5.00%, 10/01/2033	500	514
5.00%, 10/01/2043	225	229
Aurora Crossroads Metropolitan District No 2
5.00%, 12/01/2040	500	487
5.00%, 12/01/2050	1,000	922
Baseline Metropolitan District No 1
5.00%, 12/01/2051	500	459
Berthoud-Heritage Metropolitan District No 1
5.63%, 12/01/2048	3,490	3,468
Board of Water Commissioners City & County of Denver
3.00%, 09/15/2045	2,000	1,619
5.00%, 12/15/2052	1,665	1,796
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2037	525	525
Brighton Crossing Metropolitan District No 6
5.00%, 12/01/2040	515	478
5.00%, 12/01/2050	2,785	2,464
Broadway Park North Metropolitan District No 2
5.00%, 12/01/2040 (4)	2,255	2,171
5.00%, 12/01/2049 (4)	730	685
Buffalo Highlands Metropolitan District
5.25%, 12/01/2038	500	495
Canyons Metropolitan District No 5
6.00%, 12/01/2037	600	600
Chambers Highpoint Metropolitan District No 2
5.00%, 12/01/2041	1,030	903
City & County of Denver CO
5.00%, 10/01/2032	4,175	4,175
City & County of Denver CO Airport System Revenue
5.00%, 12/01/2048	340	346
City & County of Denver CO Pledged Excise Tax Revenue
0.00%, 08/01/2034	500	326
Clear Creek Transit Metropolitan District No 2
5.00%, 12/01/2050	1,309	1,061
Colorado Crossing Metropolitan District No 2
4.00%, 12/01/2030	500	477
5.00%, 12/01/2050	500	478
Colorado Educational & Cultural Facilities Authority
5.75%, 04/01/2059 (4)	675	696
5.80%, 04/01/2054 (4)	1,345	1,398
Colorado Health Facilities Authority
3.00%, 09/01/2024	235	235
3.25%, 08/01/2049	620	486
4.00%, 05/15/2031	40	39
4.00%, 05/15/2032	50	49
4.00%, 05/15/2033	55	54
4.00%, 05/15/2034	55	53
4.00%, 05/15/2035	55	53
4.00%, 05/15/2036	60	58
4.00%, 11/01/2039	3,775	3,673

The accompanying notes are an integral part of these financial statements.

350

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 4.57% – (continued)
4.00%, 12/01/2040	$250	$239
4.00%, 05/15/2041	100	91
4.00%, 05/15/2048	150	127
4.00%, 09/01/2050	375	360
5.00%, 01/01/2037	100	100
5.00%, 01/01/2038	100	101
5.00%, 05/15/2054	850	900
5.25%, 05/15/2028	500	511
5.75%, 12/01/2035 (4)	100	75
6.13%, 12/01/2045 (4)	875	600
6.25%, 12/01/2050 (4)	485	327
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	3,330	3,334
5.00%, 12/31/2051	5,000	5,004
5.00%, 12/31/2056	5,760	5,761
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	1,090	1,092
Colorado Science & Technology Park Metropolitan District No 1
5.00%, 12/01/2033	4,040	4,164
5.25%, 12/01/2048	2,200	2,268
Copper Ridge Metropolitan District
5.00%, 12/01/2039	500	478
Copperleaf Metropolitan District No 4
5.00%, 12/01/2039	1,275	1,256
5.00%, 12/01/2049	1,500	1,402
Cornerstar Metropolitan District
5.13%, 12/01/2037	500	500
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049	900	894
Crowfoot Valley Ranch Metropolitan District No 2
5.75%, 12/01/2048	1,500	1,490
Denver Convention Center Hotel Authority
5.00%, 12/01/2030	2,000	2,044
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	2,668	2,677
5.63%, 12/01/2048	2,130	2,108
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800	1,727
Denver International Business Center Metropolitan District No 1
6.00%, 12/01/2048	600	615
Denver Urban Renewal Authority
5.25%, 12/01/2039 (4)	1,000	1,007
DIATC Metropolitan District
3.25%, 12/01/2029 (4)	590	542
5.00%, 12/01/2039 (4)	500	494
E-470 Public Highway Authority
4.33% (SOFR + 0.75%), 09/01/2039 (5)	900	900
5.00%, 09/01/2040	105	117
5.00%, 09/01/2040	4,975	4,986
First Creek Village Metropolitan District
5.00%, 12/01/2039	595	603
Fitzsimons Village Metropolitan District No 1
5.00%, 12/01/2049	500	453
Great Western Metropolitan District
4.75%, 12/01/2050	625	560
Greenways Metropolitan District No 1
4.63%, 12/01/2051	500	350

The accompanying notes are an integral part of these financial statements.

351

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 4.57% – (continued)
Highlands Metropolitan District No 1
4.00%, 12/01/2031	$500	$446
5.00%, 12/01/2041	550	494
Hogback Metropolitan District
5.00%, 12/01/2041	725	667
5.00%, 12/01/2051	1,050	922
Jefferson Center Metropolitan District No 1
5.75%, 12/15/2050	665	672
Kinston Metropolitan District No 5
5.13%, 12/01/2050	500	495
Longs Peak Metropolitan District
5.25%, 12/01/2051 (4)	500	493
Mirabelle Metropolitan District No 2
5.00%, 12/01/2039	700	697
5.00%, 12/01/2049	1,750	1,741
Nexus North at DIA Metropolitan District
5.00%, 12/01/2041	500	456
North Holly Metropolitan District
5.50%, 12/01/2048	1,510	1,499
North Range Metropolitan District No 2
5.75%, 12/01/2047	1,000	1,001
Painted Prairie Metropolitan District No 2
5.25%, 12/01/2048	2,338	2,256
Palisade Park North Metropolitan District No 1
5.25%, 12/15/2051	500	438
Park Creek Metropolitan District
5.00%, 12/01/2027	50	51
5.00%, 12/01/2045	3,100	3,104
Peak Metropolitan District No 1
5.00%, 12/01/2041 (4)	1,000	913
Pronghorn Valley Metropolitan District
3.75%, 12/01/2041	515	415
4.00%, 12/01/2051	650	505
Public Authority for Colorado Energy
6.25%, 11/15/2028	410	430
6.50%, 11/15/2038	790	968
Pueblo Urban Renewal Authority
0.00%, 12/01/2025 (4)	250	227
4.75%, 12/01/2045 (4)	2,390	1,624
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650	661
Rampart Range Metropolitan District No 5
4.00%, 12/01/2036	1,250	1,154
4.00%, 12/01/2051	3,225	2,476
Regional Transportation District
4.00%, 07/15/2038	1,150	1,151
Ridgeline Vista Metropolitan District
5.25%, 12/01/2060	1,000	834
Riverwalk Metropolitan District No 2
5.00%, 12/01/2052	1,865	1,668
Rocky Mountain Rail Park Metropolitan District
5.00%, 12/01/2031 (4)	500	441
Southglenn Metropolitan District
5.00%, 12/01/2046	623	580
Southlands Metropolitan District No 1
5.00%, 12/01/2047	1,000	985
State of Colorado
6.00%, 12/15/2040	5,165	6,155
6.00%, 12/15/2041	6,125	7,271

The accompanying notes are an integral part of these financial statements.

352

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 4.57% – (continued)
STC Metropolitan District No 2
4.00%, 12/01/2029	$1,305	$1,262
5.00%, 12/01/2038	565	549
5.00%, 12/01/2049	500	469
Sterling Ranch Community Authority Board
5.63%, 12/01/2043	2,275	2,342
8.75%, 12/15/2054	500	506
Talon Pointe Metropolitan District
5.25%, 12/01/2051	1,000	749
Thompson Crossing Metropolitan District No 4
5.00%, 12/01/2049	500	460
Trails at Crowfoot Metropolitan District No 3
5.00%, 12/01/2049	500	481
Vauxmont Metropolitan District
5.00%, 12/15/2030	375	388
Village at Dry Creek Metropolitan District No 2
4.38%, 12/01/2044	500	481
Waterview II Metropolitan District
4.50%, 12/01/2031	525	511
Weld County School District No 6 Greeley
4.00%, 12/01/2045	1,000	988
Westcreek Metropolitan District No 2
5.38%, 12/01/2048	500	498
Willow Bend Metropolitan District
5.00%, 12/01/2039	600	584
5.00%, 12/01/2049	1,500	1,389
Windler Public Improvement Authority
4.13%, 12/01/2051	3,500	2,629

Total Colorado		144,830

Connecticut – 0.78%
Connecticut Housing Finance Authority
4.75%, 11/15/2049	1,750	1,774
4.80%, 11/15/2054	1,500	1,521
6.00%, 11/15/2054	35	38
6.00%, 11/15/2054	305	335
Connecticut State Health & Educational Facilities Authority
4.00%, 07/01/2030	400	390
4.00%, 07/01/2041	275	242
4.00%, 07/01/2044	1,110	879
4.00%, 07/01/2045	250	243
4.00%, 07/01/2049	3,730	2,820
4.00%, 07/01/2051	250	199
5.00%, 07/01/2031	1,080	1,090
5.00%, 07/01/2032	280	283
5.00%, 07/01/2033	175	177
5.00%, 07/01/2034	125	126
5.00%, 07/01/2043	2,445	2,445
5.00%, 09/01/2046 (4)	250	228
5.00%, 09/01/2053 (4)	110	97
5.38%, 07/01/2054	1,750	1,746
Connecticut State Higher Education Supplement Loan Authority
4.13%, 11/15/2040	105	104
Harbor Point Infrastructure Improvement District
5.00%, 04/01/2039 (4)	500	502
Mashantucket Western Pequot Tribe
6.05%, 07/01/2031	1,985	442

The accompanying notes are an integral part of these financial statements.

353

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Connecticut – 0.78% – (continued)
Mohegan Tribe of Indians of Connecticut
6.25%, 02/01/2030 (4)	$1,000	$1,017
6.75%, 02/01/2045 (4)	530	531
State of Connecticut Special Tax Revenue
5.00%, 07/01/2024	900	900
Steel Point Infrastructure Improvement District
4.00%, 04/01/2036 (4)	850	783
4.00%, 04/01/2041 (4)	235	207
4.00%, 04/01/2051 (4)	1,440	1,199
5.63%, 04/01/2044 (4)	200	209
6.00%, 04/01/2052 (4)	1,000	1,062
Town of Hamden CT
5.00%, 01/01/2040	2,485	2,447
5.00%, 01/01/2050	820	758

Total Connecticut		24,794

Delaware – 0.85%
County of Kent DE
5.00%, 07/01/2032	20	21
5.00%, 07/01/2040	2,195	2,227
5.00%, 07/01/2048	2,505	2,522
5.00%, 07/01/2053	295	296
5.00%, 07/01/2058	250	250
County of Sussex DE
5.00%, 01/01/2036	2,680	2,673
Delaware State Economic Development Authority
4.00%, 09/01/2030	195	195
4.00%, 09/01/2041	550	514
4.00%, 06/01/2042	1,000	889
4.00%, 06/01/2052	110	90
4.00%, 06/01/2057	105	84
5.00%, 09/01/2036	1,225	1,252
5.00%, 08/01/2039	715	723
5.00%, 09/01/2040	340	351
5.00%, 09/01/2046	700	705
5.00%, 11/15/2048	2,000	2,029
5.00%, 08/01/2049	900	881
5.00%, 09/01/2050	370	374
5.00%, 08/01/2054	835	809
Delaware State Health Facilities Authority
5.00%, 06/01/2037	1,455	1,465
5.00%, 06/01/2043	1,420	1,409
5.00%, 06/01/2048	675	658
5.00%, 06/01/2050	3,165	3,072
Delaware State Housing Authority
4.65%, 07/01/2049	2,250	2,237
Town of Bridgeville DE
5.63%, 07/01/2053 (4)	1,135	1,191

Total Delaware		26,917

District of Columbia – 1.37%
District of Columbia
0.00%, 06/01/2041 (4)	1,000	574
0.00%, 06/01/2046 (4)	1,440	1,083
0.00%, 06/01/2049 (4)	2,175	1,222
5.00%, 07/01/2027	225	232
5.00%, 06/01/2036	205	208
5.00%, 07/01/2037	245	246

The accompanying notes are an integral part of these financial statements.

354

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
District of Columbia – 1.37% – (continued)
5.00%, 06/01/2041	$580	$583
5.00%, 07/01/2042	2,520	2,459
5.00%, 06/01/2046	3,665	3,676
5.00%, 07/01/2052	2,085	1,912
5.13%, 01/01/2035	105	95
5.25%, 01/01/2039	70	61
5.63%, 06/01/2044	2,205	2,287
5.75%, 06/01/2054	1,000	1,028
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	3,560	753
0.00%, 06/15/2046	16,530	3,931
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2042	4,000	4,087
5.00%, 10/01/2043	6,410	6,573
5.50%, 10/01/2054	1,000	1,096
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2035	6,025	3,852
0.00%, 10/01/2037	1,870	1,086
0.00%, 10/01/2038	680	358
0.00%, 10/01/2039	135	67
0.00%, 10/01/2040	340	159
4.00%, 10/01/2053	1,000	943
5.00%, 10/01/2044	1,500	1,553
6.50%, 10/01/2044	950	1,040
Washington Metropolitan Area Transit Authority Dedicated Revenue
4.00%, 07/15/2046	2,260	2,202

Total District of Columbia		43,366

Florida – 5.24%
Alachua County Health Facilities Authority
4.00%, 12/01/2049	5,000	4,658
5.00%, 12/01/2036	1,000	1,003
5.00%, 12/01/2044	3,160	3,162
6.00%, 11/15/2034	50	38
6.25%, 11/15/2044	400	275
6.38%, 11/15/2049	940	632
Avenir Community Development District
5.38%, 05/01/2043	165	168
5.63%, 05/01/2054	1,695	1,733
Boggy Creek Improvement District
5.13%, 05/01/2043	580	580
Capital Projects Finance Authority
5.00%, 10/01/2034	585	599
5.00%, 10/01/2035	500	512
Capital Trust Agency, Inc.
4.00%, 06/15/2025 (4)	250	248
4.00%, 06/15/2031 (4)	800	745
4.00%, 06/15/2041 (4)	155	132
4.00%, 06/15/2051 (4)	235	180
5.00%, 10/15/2037 (4)	160	162
5.00%, 07/01/2049 (4)	265	261
5.00%, 07/01/2056 (4)	200	192
5.13%, 06/15/2037 (4)	250	252
5.25%, 12/01/2058 (4)	3,270	3,247
Capital Trust Authority
6.25%, 06/15/2053 (4)	200	209
6.38%, 06/15/2058 (4)	210	220
6.50%, 12/15/2058 (4)	370	375

The accompanying notes are an integral part of these financial statements.

355

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 5.24% – (continued)
Celebration Pointe Community Development District No 1
3.00%, 05/01/2031	$715	$666
3.38%, 05/01/2041	90	75
4.00%, 05/01/2053	2,445	2,009
5.00%, 05/01/2032	630	641
5.13%, 05/01/2045	65	65
Central Florida Expressway Authority
5.00%, 07/01/2044	2,000	2,087
City of Atlantic Beach FL
5.00%, 11/15/2043	250	254
5.00%, 11/15/2048	500	503
City of Cape Coral FL Water & Sewer Revenue
2.75%, 09/01/2025	1,280	1,258
City of Jacksonville FL
5.00%, 06/01/2053 (4)	2,265	2,149
City of Pompano Beach FL
3.50%, 09/01/2030	1,000	974
3.50%, 09/01/2035	1,075	1,008
4.00%, 09/01/2036	500	488
4.00%, 09/01/2040	100	93
4.00%, 09/01/2041	570	525
City of Tampa FL
0.00%, 09/01/2036	800	477
0.00%, 09/01/2037	800	454
4.00%, 04/01/2050	2,000	1,900
5.00%, 04/01/2040	1,115	1,121
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2041	1,500	1,501
5.00%, 10/01/2034	3,000	3,004
5.00%, 10/01/2034	6,070	6,078
5.00%, 10/01/2040	1,000	1,017
County of Miami-Dade FL Water & Sewer System Revenue
4.00%, 10/01/2048	2,085	2,020
Crossings At Fleming Island Community Development District
4.50%, 05/01/2030	3,290	3,209
Double Branch Community Development District
4.00%, 05/01/2025	15	15
Everest GMR Community Development District
6.20%, 05/01/2054	3,515	3,611
Florida Development Finance Corp.
3.00%, 06/01/2032	7,205	6,269
4.00%, 09/15/2030 (4)	250	240
4.00%, 06/01/2036 (4)	500	443
4.00%, 07/01/2051 (4)	1,000	857
4.00%, 02/01/2052	255	193
4.00%, 06/01/2055 (4)	250	178
5.00%, 06/15/2028	180	185
5.00%, 06/15/2028	310	319
5.00%, 06/15/2029	235	242
5.00%, 06/15/2030	375	387
5.00%, 06/15/2030	395	407
5.00%, 02/15/2031	530	536
5.00%, 06/15/2031	260	268
5.00%, 06/15/2035	145	149
5.00%, 02/01/2038	250	252
5.00%, 02/15/2038	600	604
5.00%, 09/15/2040 (4)	500	480
5.00%, 06/15/2042	400	406

The accompanying notes are an integral part of these financial statements.

356

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 5.24% – (continued)
5.00%, 06/15/2047	$150	$151
5.00%, 02/15/2048	1,600	1,561
5.00%, 06/15/2050	200	201
5.00%, 02/01/2052	2,955	2,815
5.00%, 06/15/2052	250	252
5.25%, 08/01/2049	150	157
5.25%, 07/01/2053	450	471
5.50%, 06/01/2059 (4)	500	504
6.13%, 07/01/2032 (1)(4)	6,500	6,672
Florida Higher Educational Facilities Financial Authority
4.50%, 06/01/2033 (4)	2,000	2,007
4.75%, 06/01/2038 (4)	215	213
5.00%, 06/01/2048 (4)	3,155	3,044
Florida Housing Finance Corp.
6.25%, 01/01/2055	120	131
6.25%, 07/01/2055	55	61
Golden Gem Community Development District
5.70%, 05/01/2044	2,900	2,931
Greater Orlando Aviation Authority
5.00%, 10/01/2046	2,000	2,084
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000	3,027
Hillsborough County Aviation Authority
5.00%, 10/01/2033	250	250
Hobe-St Lucie Conservancy District
5.60%, 05/01/2044	1,305	1,345
5.88%, 05/01/2055	225	231
JEA Electric System Revenue
4.00%, 10/01/2036	250	251
Lakes of Sarasota Community Development District
3.88%, 05/01/2031	200	197
3.90%, 05/01/2041	285	256
4.10%, 05/01/2051	265	225
4.13%, 05/01/2031	1,000	991
4.13%, 05/01/2041	200	184
4.30%, 05/01/2051	325	284
Lakewood Ranch Stewardship District
3.13%, 05/01/2025	65	64
3.40%, 05/01/2030	370	354
4.00%, 05/01/2040	600	551
4.00%, 05/01/2050	1,000	851
5.00%, 05/01/2036	100	101
5.13%, 05/01/2046	200	201
5.25%, 05/01/2037	245	250
5.30%, 05/01/2039	70	72
5.38%, 05/01/2047	310	315
5.45%, 05/01/2048	115	117
5.50%, 05/01/2039 (4)	55	57
Laurel Road Community Development District
3.00%, 05/01/2031	200	179
3.13%, 05/01/2031	1,165	1,050
4.00%, 05/01/2052	1,450	1,147
Lee County Industrial Development Authority
5.25%, 11/15/2054	540	569
5.63%, 12/01/2037 (4)	350	291
LTC Ranch West Residential Community Development District
5.70%, 05/01/2044	315	318
5.75%, 05/01/2044	1,150	1,161

The accompanying notes are an integral part of these financial statements.

357

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 5.24% – (continued)
Miami Beach Health Facilities Authority
3.00%, 11/15/2051	$300	$231
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855	2,873
Miami-Dade County Industrial Development Authority
6.25%, 01/01/2059 (4)	500	507
Midtown Miami Community Development District
5.00%, 05/01/2029	500	500
Mirada Community Development District
5.63%, 05/01/2044	1,250	1,256
6.00%, 05/01/2055	750	757
North AR-1 Pasco Community Development District
5.75%, 05/01/2044	1,250	1,268
Orange County Health Facilities Authority
4.00%, 10/01/2052	395	377
5.00%, 08/01/2035	1,500	1,518
5.00%, 10/01/2053	2,300	2,417
Palm Beach County Health Facilities Authority
4.00%, 06/01/2041	1,675	1,501
4.00%, 11/15/2041	850	813
4.25%, 06/01/2056	3,350	2,758
5.00%, 06/01/2055	2,500	2,365
Pinellas County Educational Facilities Authority
5.00%, 06/01/2056 (4)	100	88
Pinellas County Industrial Development Authority
5.00%, 07/01/2039	400	405
Polk County Industrial Development Authority
5.00%, 01/01/2039	350	351
5.00%, 01/01/2055	400	370
River Hall Community Development District
3.00%, 05/01/2036	150	128
Sarasota County Health Facilities Authority
5.00%, 01/01/2037	1,095	1,099
5.00%, 01/01/2042	940	918
5.00%, 01/01/2047	1,095	1,033
5.00%, 01/01/2052	460	423
Sawyers Landing Community Development District
3.75%, 05/01/2031	500	471
4.13%, 05/01/2041	885	764
4.25%, 05/01/2053	2,930	2,440
Seminole County Industrial Development Authority
4.00%, 06/15/2041 (4)	425	381
4.00%, 06/15/2051 (4)	830	693
4.00%, 06/15/2056 (4)	705	575
Shadowlawn Community Development District
5.85%, 05/01/2054	1,850	1,859
Southeast Overtown Park West Community Redevelopment Agency
5.00%, 03/01/2030 (4)	1,550	1,551
St Johns County Industrial Development Authority
4.00%, 12/15/2050	500	377
4.00%, 08/01/2055	100	86
Tolomato Community Development District
0.00%, 05/01/2040	45	44
Town of Davie FL
5.00%, 04/01/2048	1,440	1,474
Two Rivers West Community Development District
5.63%, 05/01/2044 (4)	250	251
5.88%, 05/01/2054 (4)	1,000	1,005

The accompanying notes are an integral part of these financial statements.

358

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 5.24% – (continued)
Viera Stewardship District
3.13%, 05/01/2041	$820	$654
4.00%, 05/01/2053	110	90
5.30%, 05/01/2043	2,000	2,051
5.50%, 05/01/2054	1,505	1,538
Village Community Development District No 12
4.25%, 05/01/2043	1,260	1,222
Village Community Development District No 13
3.00%, 05/01/2029	1,045	1,003
3.38%, 05/01/2034	955	905
Village Community Development District No 14
5.38%, 05/01/2042	4,000	4,183
Village Community Development District No 15
5.25%, 05/01/2054 (4)	4,450	4,575
West Villages Improvement District
5.38%, 05/01/2044	1,000	1,006
5.63%, 05/01/2054	550	551
Westside Haines City Community Development District
5.75%, 05/01/2044	1,500	1,522
Westview South Community Development District
5.38%, 05/01/2043	1,810	1,844
5.60%, 05/01/2053	1,585	1,615

Total Florida		166,030

Georgia – 2.87%
Atlanta Development Authority
5.25%, 07/01/2044	5,500	5,567
6.50%, 01/01/2029 (2)(3)	665	299
6.75%, 01/01/2035 (2)(3)	3,570	1,607
7.00%, 01/01/2040 (2)(3)	3,315	1,492
Atlanta Urban Redevelopment Agency
2.38%, 07/01/2026 (4)	100	97
2.88%, 07/01/2031 (4)	440	405
3.63%, 07/01/2042 (4)	1,870	1,705
3.88%, 07/01/2051 (4)	1,780	1,586
Augusta GA Airport Revenue
5.00%, 01/01/2027	370	371
Cobb County Kennestone Hospital Authority
5.00%, 04/01/2047	1,150	1,165
Coweta County Residential Care Facilities for the Elderly Authority
4.00%, 03/01/2031	1,260	1,181
4.00%, 03/01/2041	935	766
Development Authority for Fulton County
5.00%, 04/01/2047	1,500	1,520
Development Authority of Burke County
1.50%, 01/01/2040 (1)	345	337
4.13%, 11/01/2045	400	364
Development Authority of Cobb County
6.40%, 06/15/2053 (4)	100	102
Development Authority of Rockdale County
4.00%, 01/01/2038 (4)	5,055	4,982
Development Authority Of The City Of Marietta
5.00%, 11/01/2027 (4)	235	237
5.00%, 11/01/2037 (4)	3,815	3,796
5.00%, 11/01/2047 (4)	1,245	1,178
Fulton County Residential Care Facilities for the Elderly Authority
4.00%, 04/01/2041 (4)	205	177
4.00%, 04/01/2051 (4)	2,075	1,617

The accompanying notes are an integral part of these financial statements.

359

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Georgia – 2.87% – (continued)
5.00%, 04/01/2047 (4)	$935	$875
5.00%, 04/01/2054 (4)	735	666
Gainesville & Hall County Hospital Authority
5.50%, 02/15/2042	1,330	1,386
George L Smith II Congress Center Authority
2.38%, 01/01/2031	190	171
3.63%, 01/01/2031 (4)	105	100
4.00%, 01/01/2036	100	99
4.00%, 01/01/2054	7,480	6,577
5.00%, 01/01/2036 (4)	2,125	2,127
5.00%, 01/01/2054 (4)	6,620	6,134
Macon-Bibb County Urban Development Authority
5.00%, 06/15/2027 (4)	15	15
5.75%, 06/15/2037 (4)	1,105	1,144
5.88%, 06/15/2047 (4)	240	246
6.00%, 06/15/2052 (4)	105	108
Main Street Natural Gas, Inc.
4.00%, 07/01/2052 (1)	500	502
5.00%, 05/15/2043	4,520	4,633
5.00%, 12/01/2052 (1)	6,490	6,803
5.00%, 06/01/2053 (1)	240	254
5.00%, 07/01/2053 (1)	790	838
5.00%, 09/01/2053 (1)	400	425
5.00%, 05/01/2054 (1)	2,975	3,159
5.00%, 12/01/2054 (1)	1,445	1,524
5.00%, 12/01/2054 (1)	2,510	2,660
Municipal Electric Authority of Georgia
5.00%, 01/01/2031	180	190
5.00%, 01/01/2034	500	527
5.00%, 01/01/2049	4,455	4,570
5.25%, 07/01/2064	2,000	2,120
Private Colleges & Universities Authority
4.00%, 09/01/2037	5,000	5,131
4.00%, 09/01/2038	4,665	4,750
4.00%, 04/01/2044	2,000	1,963
State of Georgia
5.00%, 07/01/2024	600	600

Total Georgia		90,848

Guam – 0.68%
Antonio B Won Pat International Airport Authority
5.13%, 10/01/2034	780	782
5.25%, 10/01/2029	1,145	1,162
5.38%, 10/01/2033	1,050	1,067
5.38%, 10/01/2043	1,250	1,243
Guam Department of Education
3.63%, 02/01/2025	100	99
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,550	1,550
Guam Power Authority
5.00%, 10/01/2033	765	789
5.00%, 10/01/2042	350	363
5.00%, 10/01/2043	1,965	2,031
5.00%, 10/01/2044	1,145	1,181
Territory of Guam
4.00%, 11/15/2039	730	691
4.00%, 01/01/2042	2,215	2,130
5.00%, 11/15/2027	1,000	1,013

The accompanying notes are an integral part of these financial statements.

360

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Guam – 0.68% – (continued)
5.00%, 11/01/2028	$250	$259
5.00%, 01/01/2030	1,070	1,131
5.00%, 11/01/2030	250	262
5.00%, 01/01/2031	695	741
5.00%, 11/15/2031	1,760	1,786
5.00%, 11/01/2035	875	915
5.00%, 11/01/2040	2,200	2,239

Total Guam		21,434

Hawaii – 0.03%
City & County Honolulu HI Wastewater System Revenue
3.00%, 07/01/2041	1,000	860
State of Hawaii Department of Budget & Finance
4.00%, 03/01/2037	340	226

Total Hawaii		1,086

Idaho – 0.41%
Idaho Health Facilities Authority
5.00%, 03/01/2034	3,155	3,156
Idaho Housing & Finance Association
4.00%, 08/15/2049	1,000	959
5.00%, 07/01/2040 (4)	250	245
6.00%, 07/01/2054	195	214
Power County Industrial Development Corp.
6.45%, 08/01/2032	310	311
Spring Valley Community Infrastructure District No 1
3.75%, 09/01/2051 (4)	4,387	4,023
6.25%, 09/01/2053 (4)	3,800	3,940

Total Idaho		12,848

Illinois – 5.72%
Chicago Board of Education
0.00%, 12/01/2024	165	162
0.00%, 12/01/2024	200	197
0.00%, 12/01/2025	700	660
0.00%, 12/01/2027	1,055	911
0.00%, 12/01/2028	170	140
0.00%, 12/01/2029	55	43
0.00%, 12/01/2029	120	94
0.00%, 12/01/2029	965	768
0.00%, 12/01/2030	1,765	1,330
0.00%, 12/01/2031	150	108
4.00%, 12/01/2041	1,000	925
4.00%, 12/01/2047	500	438
5.00%, 12/01/2033	1,750	1,819
5.00%, 12/01/2034	320	334
5.00%, 12/01/2034	555	552
5.00%, 12/01/2034	3,750	3,928
5.00%, 12/01/2035	2,550	2,661
5.00%, 12/01/2036	335	342
5.00%, 12/01/2041	100	102
5.00%, 12/01/2042	1,160	1,160
5.00%, 12/01/2046	2,500	2,507
5.00%, 12/01/2047	1,250	1,261
5.50%, 12/01/2026	170	173
7.00%, 12/01/2042 (4)	100	108
7.00%, 12/01/2044	820	846
Chicago Midway International Airport
5.00%, 01/01/2046	300	303

The accompanying notes are an integral part of these financial statements.

361

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 5.72% – (continued)
Chicago O’Hare International Airport
5.00%, 01/01/2039	$5,000	$5,139
Chicago Transit Authority Sales Tax Receipts Fund
4.00%, 12/01/2049	2,265	2,171
City of Chicago IL
0.00%, 01/01/2025	515	504
0.00%, 01/01/2027	680	621
4.00%, 01/01/2036	250	250
5.00%, 01/01/2028	1,290	1,344
5.00%, 01/01/2034	385	416
5.00%, 01/01/2035	750	756
5.00%, 01/01/2038	2,500	2,513
5.00%, 01/01/2039	1,290	1,333
5.00%, 01/01/2040	205	211
5.50%, 01/01/2034	2,500	2,516
5.50%, 01/01/2035	270	288
5.50%, 01/01/2035	1,100	1,106
5.50%, 01/01/2039	320	348
5.50%, 01/01/2040	815	817
5.50%, 01/01/2040	3,640	3,938
5.50%, 01/01/2041	180	191
5.50%, 01/01/2043	1,830	1,928
5.63%, 01/01/2031	500	518
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2039	945	945
5.00%, 01/01/2039	2,000	2,006
5.00%, 01/01/2044	530	580
5.25%, 01/01/2053	940	1,015
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2026	500	517
5.00%, 11/01/2033	500	501
5.00%, 11/01/2038	525	577
5.00%, 11/01/2039	1,000	1,002
5.00%, 11/01/2044	150	150
County of Cook IL
5.00%, 11/15/2031	200	206
Illinois Development Finance Authority
8.00%, 06/01/2032	1,050	1,051
Illinois Finance Authority
2.45%, 10/01/2039 (1)	250	231
3.00%, 07/15/2040	235	200
4.00%, 10/15/2031	1,135	1,050
4.00%, 10/15/2044	200	160
4.00%, 05/01/2050	440	376
4.13%, 08/15/2037	1,000	952
5.00%, 11/01/2031	95	97
5.00%, 02/15/2032	80	81
5.00%, 05/15/2033	1,585	1,497
5.00%, 02/15/2034	120	124
5.00%, 05/15/2034	300	288
5.00%, 12/01/2034	50	51
5.00%, 05/15/2035	315	302
5.00%, 08/15/2035	180	181
5.00%, 02/15/2036	170	176
5.00%, 05/15/2037	655	661
5.00%, 05/15/2037	1,050	1,062
5.00%, 02/15/2041	235	241
5.00%, 05/15/2041	400	363

The accompanying notes are an integral part of these financial statements.

362

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 5.72% – (continued)
5.00%, 10/01/2041	$425	$431
5.00%, 08/15/2044	340	342
5.00%, 12/01/2046	1,510	1,520
5.00%, 02/15/2047	120	119
5.00%, 05/15/2047	205	200
5.00%, 07/01/2047	410	339
5.00%, 02/15/2050	100	98
5.00%, 05/15/2051	1,000	855
5.00%, 05/15/2056	1,630	1,363
5.13%, 05/15/2038	1,935	1,720
5.25%, 02/15/2037	435	440
5.25%, 05/15/2042	170	144
5.25%, 05/15/2045	80	81
5.25%, 05/15/2050	220	223
5.25%, 05/15/2054	1,575	1,219
5.63%, 08/01/2053 (4)	1,705	1,808
6.13%, 11/15/2035	200	202
6.38%, 11/15/2043	270	272
7.25%, 09/01/2052 (1)(4)	500	532
Illinois Housing Development Authority
3.00%, 04/01/2051	120	116
5.00%, 10/01/2046	120	124
5.25%, 10/01/2052	1,000	1,036
6.00%, 10/01/2054	350	378
6.25%, 10/01/2052	105	112
6.25%, 10/01/2054	450	499
Illinois Sports Facilities Authority
0.00%, 06/15/2026	130	120
Illinois State Toll Highway Authority
4.00%, 01/01/2046	2,315	2,234
5.00%, 01/01/2042	250	260
Joliet Regional Port District
4.65%, 10/01/2024 (1)	1,885	1,885
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2025	65	61
0.00%, 06/15/2028	500	426
0.00%, 12/15/2029	1,000	810
0.00%, 12/15/2030	260	200
0.00%, 12/15/2032	1,000	709
0.00%, 12/15/2033	3,950	2,690
0.00%, 12/15/2034	550	359
0.00%, 12/15/2035	75	47
0.00%, 12/15/2035	10,000	6,258
0.00%, 06/15/2036	3,065	1,852
0.00%, 06/15/2036	3,300	2,018
0.00%, 06/15/2037	1,585	913
0.00%, 12/15/2038	205	109
0.00%, 06/15/2039	220	113
0.00%, 06/15/2041	1,535	704
0.00%, 12/15/2041	510	229
0.00%, 06/15/2045	1,500	573
0.00%, 12/15/2056	310	63
4.00%, 12/15/2042	1,040	1,025
4.00%, 12/15/2047	210	199
4.00%, 06/15/2050	1,385	1,294
4.00%, 06/15/2052	2,030	1,878
5.00%, 12/15/2027	2,500	2,542
5.00%, 06/15/2042	4,600	4,864

The accompanying notes are an integral part of these financial statements.

363

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 5.72% – (continued)
5.00%, 12/15/2045	$50	$52
5.00%, 06/15/2050	6,300	6,511
5.00%, 06/15/2057	4,020	4,087
5.50%, 06/15/2053	5,000	5,062
Northern Illinois University
4.00%, 10/01/2039	875	854
4.00%, 04/01/2040	100	96
4.00%, 10/01/2040	800	771
4.00%, 04/01/2041	340	321
4.00%, 10/01/2041	800	767
4.00%, 10/01/2043	975	913
Regional Transportation Authority
5.75%, 06/01/2034	130	152
6.00%, 07/01/2033	510	597
State of Illinois
4.00%, 06/01/2036	540	534
4.00%, 03/01/2039	2,055	2,013
4.00%, 11/01/2039	2,000	1,945
4.25%, 10/01/2045	130	128
5.00%, 11/01/2025	8,810	8,974
5.00%, 02/01/2026	95	97
5.00%, 11/01/2026	3,000	3,097
5.00%, 02/01/2027	1,000	1,035
5.00%, 11/01/2027	100	103
5.00%, 02/01/2028	290	300
5.00%, 11/01/2028	3,485	3,634
5.00%, 11/01/2028	5,000	5,130
5.00%, 10/01/2031	955	1,004
5.00%, 05/01/2032	5,250	5,254
5.00%, 10/01/2032	215	226
5.00%, 12/01/2033	235	256
5.00%, 11/01/2037	2,240	2,279
5.25%, 05/01/2047	1,605	1,741
5.50%, 05/01/2025	840	853
5.50%, 03/01/2042	3,410	3,774
5.50%, 03/01/2047	435	473
5.50%, 05/01/2047	160	174
State of Illinois Sales Tax Revenue
5.00%, 06/15/2027	230	239
Upper Illinois River Valley Development Authority
5.00%, 12/01/2032 (4)	180	180
5.25%, 12/01/2037 (4)	2,005	2,005
5.25%, 12/01/2047 (4)	550	520
Village of Volo IL Special Service Area No 17
5.50%, 03/01/2047	1,000	1,000

Total Illinois		181,182

Indiana – 1.29%
City of East Chicago IN
5.50%, 09/01/2028	120	115
City of Valparaiso IN
4.88%, 01/01/2044 (4)	200	207
5.00%, 01/01/2054 (4)	3,105	3,214
City of Whiting IN
4.40%, 11/01/2045 (1)	575	576
4.40%, 03/01/2046 (1)	550	551
5.00%, 12/01/2044 (1)	2,725	2,776
Indiana Finance Authority
1.40%, 08/01/2029	105	89
2.50%, 11/01/2030	1,100	982

The accompanying notes are an integral part of these financial statements.

364

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Indiana – 1.29% – (continued)
3.00%, 11/01/2030	$1,000	$937
3.13%, 12/01/2024	1,500	1,489
4.00%, 11/15/2037	1,000	942
4.00%, 11/15/2041	100	94
4.00%, 11/15/2043	155	135
4.13%, 12/01/2026	5,830	5,841
4.20%, 05/01/2034 (1)	1,320	1,321
4.25%, 11/01/2030	6,780	6,802
5.00%, 03/01/2036	2,000	2,013
5.00%, 11/15/2038	600	618
5.00%, 06/01/2053	1,800	1,847
5.50%, 07/01/2052	4,145	4,316
5.75%, 03/01/2054	4,520	4,836
Indiana Housing & Community Development Authority
3.00%, 01/01/2052	945	909
Town of Shoals IN
7.25%, 11/01/2043	335	336

Total Indiana		40,946

Iowa – 0.28%
Iowa Finance Authority
3.88%, 01/01/2042 (1)	850	848
4.00%, 12/01/2050 (1)	1,075	1,127
4.75%, 08/01/2042	1,180	1,170
5.00%, 11/01/2026 (1)	200	202
5.00%, 05/15/2043	70	67
5.00%, 05/15/2048	900	832
5.00%, 12/01/2050	1,600	1,695
Iowa Tobacco Settlement Authority
0.00%, 06/01/2065	12,175	1,563
4.00%, 06/01/2036	775	779
PEFA, Inc.
5.00%, 09/01/2049 (1)	500	510

Total Iowa		8,793

Kansas – 0.26%
City of Lenexa KS
5.00%, 05/15/2030	85	86
5.00%, 05/15/2032	330	334
5.00%, 05/15/2039	405	407
City of Manhattan KS
4.00%, 06/01/2027	1,505	1,503
4.00%, 06/01/2036	500	475
4.00%, 06/01/2046	650	542
City of Overland Park KS Sales Tax Revenue
6.50%, 11/15/2042 (4)	4,025	4,133
Wyandotte County-Kansas City Unified Government
5.75%, 09/01/2032	250	235
5.75%, 09/01/2039 (4)	450	460

Total Kansas		8,175

Kentucky – 1.06%
City of Ashland KY
4.00%, 02/01/2034	500	488
4.00%, 02/01/2038	620	592
City of Henderson KY
3.70%, 01/01/2032 (4)	100	100
4.45%, 01/01/2042 (4)	1,165	1,159

The accompanying notes are an integral part of these financial statements.

365

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Kentucky – 1.06% – (continued)
4.70%, 01/01/2052 (4)	$1,000	$979
4.70%, 01/01/2052 (4)	2,495	2,442
County of Boyle KY
5.25%, 06/01/2049	1,900	1,998
Kentucky Economic Development Finance Authority
5.00%, 06/01/2026	2,700	2,725
5.00%, 05/15/2031	350	328
5.00%, 06/01/2037	785	799
5.00%, 06/01/2041	570	575
5.00%, 06/01/2045	2,175	2,185
5.00%, 12/01/2045	300	309
5.00%, 05/15/2046	980	764
5.00%, 12/01/2047	180	180
5.00%, 05/15/2051	575	435
5.25%, 06/01/2041	1,240	1,256
5.25%, 06/01/2050	955	953
5.38%, 11/15/2042	305	252
5.50%, 11/15/2045	160	131
6.00%, 11/15/2036	275	231
6.25%, 11/15/2046	2,565	1,962
6.38%, 11/15/2051	645	484
Kentucky Higher Education Student Loan Corp.
4.00%, 06/01/2037	500	480
Kentucky Housing Corp.
6.25%, 01/01/2055	100	110
Kentucky Public Energy Authority
4.00%, 01/01/2049 (1)	2,000	2,005
4.00%, 02/01/2050 (1)	4,805	4,810
5.00%, 01/01/2055 (1)	2,005	2,117
5.00%, 05/01/2055 (1)	200	210
5.25%, 04/01/2054 (1)	2,000	2,159
Louisville/Jefferson County Metropolitan Government
3.00%, 10/01/2043	125	98
5.00%, 05/15/2052	210	217

Total Kentucky		33,533

Louisiana – 1.31%
City of New Orleans LA Sewerage Service Revenue
5.00%, 06/01/2033	100	102
5.00%, 06/01/2040	185	188
City of New Orleans LA Water System Revenue
5.00%, 12/01/2045	375	384
City of Shreveport LA
5.00%, 09/01/2033	1,270	1,273
East Baton Rouge Parish Industrial Development Board, Inc.
4.67%, 08/01/2035 (1)	600	600
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038 (4)	765	776
5.63%, 06/15/2048 (4)	1,750	1,760
Juban Crossing Economic Development District
7.00%, 09/15/2044 (4)	1,000	1,001
Louisiana Housing Corp.
5.75%, 06/01/2054	635	679
5.88%, 06/01/2055	1,215	1,317
Louisiana Local Government Environmental Facilities & Community Development Auth
2.50%, 04/01/2036	1,490	1,235
3.50%, 11/01/2032	13,385	12,915
Louisiana Public Facilities Authority
4.00%, 06/01/2031 (4)	190	177
4.00%, 06/01/2031 (4)	435	405

The accompanying notes are an integral part of these financial statements.

366

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Louisiana – 1.31% – (continued)
4.00%, 06/01/2041 (4)	$325	$266
5.00%, 07/01/2051	500	503
5.00%, 07/01/2059	100	101
6.50%, 10/01/2053 (1)(4)	250	268
6.75%, 10/01/2053 (1)(4)	2,100	2,268
New Orleans Aviation Board
5.00%, 01/01/2031	45	46
5.00%, 01/01/2034	55	56
5.00%, 01/01/2035	45	46
5.00%, 01/01/2036	500	510
5.00%, 01/01/2037	500	510
5.00%, 01/01/2040	1,540	1,546
5.00%, 01/01/2048	525	527
Parish of St James LA
5.85%, 08/01/2041 (1)(4)	110	112
6.10%, 06/01/2038 (1)(4)	2,360	2,607
6.10%, 12/01/2040 (1)(4)	2,400	2,651
6.35%, 07/01/2040 (4)	3,380	3,713
6.35%, 10/01/2040 (4)	440	483
Parish of St John the Baptist LA
2.13%, 06/01/2037 (1)	755	755
2.38%, 06/01/2037 (1)	1,875	1,815

Total Louisiana		41,595

Maine – 0.04%
Finance Authority of Maine
5.25%, 01/01/2025 (4)	200	201
Maine Health & Higher Educational Facilities Authority
5.00%, 07/01/2046	1,250	1,165

Total Maine		1,366

Maryland – 2.91%
City of Baltimore MD
4.00%, 09/01/2027	450	443
5.00%, 09/01/2030	990	984
5.00%, 09/01/2031	1,000	990
5.00%, 09/01/2036	2,790	2,712
5.00%, 09/01/2042	195	185
5.00%, 09/01/2046	4,010	3,685
City of Gaithersburg MD
5.00%, 01/01/2027	1,435	1,453
5.00%, 01/01/2028	135	138
5.00%, 01/01/2033	635	647
5.00%, 01/01/2037	400	407
5.13%, 01/01/2042	250	252
City of Rockville MD
4.25%, 11/01/2037	25	23
4.50%, 11/01/2043	135	121
5.00%, 11/01/2029	35	35
5.00%, 11/01/2031	960	967
5.00%, 11/01/2032	35	35
5.00%, 11/01/2035	70	70
5.00%, 11/01/2037	1,285	1,286
5.00%, 11/01/2042	2,480	2,388
5.00%, 11/01/2047	2,835	2,629
City of Westminster MD
5.00%, 07/01/2024	30	30
5.13%, 07/01/2034	305	305

The accompanying notes are an integral part of these financial statements.

367

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Maryland – 2.91% – (continued)
5.50%, 07/01/2044	$305	$305
6.25%, 07/01/2044	2,775	2,775
County of Anne Arundel MD
6.50%, 07/01/2033 (9)	200	200
6.75%, 07/01/2043 (9)	390	390
County of Baltimore MD
4.00%, 01/01/2031	475	480
4.00%, 01/01/2050	300	271
County of Howard MD
4.00%, 02/15/2028 (4)	200	198
5.00%, 04/01/2044	500	440
County of Montgomery MD
5.38%, 07/01/2048	1,065	932
County of Prince George’s MD
5.13%, 07/01/2039 (4)	1,500	1,511
County of Washington MD
4.00%, 05/01/2026	120	118
4.00%, 05/01/2027	120	116
4.00%, 05/01/2030	140	130
4.00%, 05/01/2031	75	68
4.00%, 05/01/2036	1,690	1,439
4.00%, 05/01/2042	3,770	2,968
Maryland Community Development Administration
6.00%, 03/01/2053	2,890	3,067
Maryland Economic Development Corp.
4.00%, 06/01/2038	350	314
4.00%, 07/01/2040	450	420
4.00%, 09/01/2040	150	136
4.00%, 09/01/2050	950	788
4.38%, 07/01/2036	150	145
4.50%, 07/01/2044	500	466
5.00%, 06/01/2025	70	70
5.00%, 06/01/2027	210	217
5.00%, 07/01/2027	900	901
5.00%, 06/01/2028	100	104
5.00%, 07/01/2028	100	103
5.00%, 11/12/2028	3,145	3,189
5.00%, 06/01/2029 (4)	165	167
5.00%, 07/01/2029	75	77
5.00%, 06/01/2030	70	73
5.00%, 06/01/2032	70	73
5.00%, 06/01/2033 (4)	170	172
5.00%, 06/01/2035	1,590	1,662
5.00%, 07/01/2036	100	101
5.00%, 06/01/2044	425	437
5.00%, 06/01/2049	1,350	1,378
5.00%, 06/01/2058	945	956
5.25%, 06/30/2053	2,395	2,507
5.25%, 06/30/2055	18,375	19,022
5.75%, 09/01/2025	2,500	2,518
Maryland Health & Higher Educational Facilities Authority
4.00%, 06/01/2046	1,080	955
4.00%, 06/01/2051	2,655	2,335
4.00%, 06/01/2055	1,125	972
5.00%, 07/01/2030	600	625
5.00%, 07/01/2032	40	41
5.00%, 07/01/2033	105	107
5.00%, 07/01/2034	120	122

The accompanying notes are an integral part of these financial statements.

368

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Maryland – 2.91% – (continued)
5.00%, 07/01/2035	$110	$112
5.00%, 07/01/2036	100	102
5.00%, 08/15/2038	1,945	1,956
5.00%, 07/01/2043	500	512
5.00%, 07/01/2045	2,000	2,006
5.50%, 01/01/2036	465	478
5.50%, 01/01/2046	3,410	3,458
Maryland Stadium Authority Built to Learn Revenue
4.00%, 06/01/2046	3,000	2,919
Maryland State Transportation Authority
5.00%, 07/01/2051	1,000	1,059
Montgomery County Housing Opportunities Commission
4.90%, 07/01/2055	1,000	1,016
Prince George’s County Revenue Authority
4.75%, 07/01/2036 (4)	120	120
5.00%, 07/01/2046 (4)	670	670
Washington Suburban Sanitary Commission
4.00%, 06/01/2038	100	101
4.00%, 06/01/2047	1,195	1,193

Total Maryland		92,048

Massachusetts – 0.68%
Massachusetts Development Finance Agency
4.00%, 10/01/2039	250	240
5.00%, 07/15/2036 (4)	235	236
5.00%, 07/15/2037 (4)	245	245
5.00%, 10/01/2037 (4)	645	659
5.00%, 11/15/2038 (4)	180	187
5.00%, 10/01/2041	825	832
5.00%, 07/15/2046 (4)	1,000	951
5.00%, 10/01/2047 (4)	1,825	1,836
5.00%, 10/01/2048	9,700	9,726
5.00%, 10/01/2057 (4)	1,880	1,881
5.13%, 01/01/2040	1,020	999
5.13%, 11/15/2046 (4)	1,050	1,081
5.25%, 01/01/2050	180	168
5.25%, 07/01/2052	1,000	1,068
5.45%, 05/15/2059	170	188
5.63%, 07/15/2036	40	39
5.75%, 07/15/2043	225	224
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	85	73
2.63%, 07/01/2036	100	99
4.25%, 07/01/2032	125	124
4.25%, 07/01/2044	100	96
5.00%, 07/01/2024	500	500

Total Massachusetts		21,452

Michigan – 1.43%
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,765	1,766
5.00%, 02/15/2041	385	373
5.00%, 02/15/2047	1,080	1,002
City of Detroit MI
4.00%, 04/01/2041	140	132
5.00%, 04/01/2029	50	52
5.00%, 04/01/2030	50	52
5.00%, 04/01/2031	50	52

The accompanying notes are an integral part of these financial statements.

369

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 1.43% – (continued)
5.00%, 04/01/2032	$60	$62
5.00%, 04/01/2033	80	82
5.00%, 04/01/2034	1,000	1,030
5.00%, 04/01/2037	145	149
5.00%, 04/01/2038	145	149
5.00%, 04/01/2039	170	177
5.00%, 04/01/2050	905	917
5.50%, 04/01/2031	560	604
5.50%, 04/01/2033	470	507
5.50%, 04/01/2035	350	377
5.50%, 04/01/2037	465	499
5.50%, 04/01/2039	645	687
5.50%, 04/01/2045	750	785
5.50%, 04/01/2050	605	632
Detroit Downtown Development Authority
5.00%, 07/01/2038	1,000	1,003
Flint Hospital Building Authority
5.25%, 07/01/2039	100	97
Gerald R Ford International Airport Authority
5.00%, 01/01/2046	1,500	1,594
5.00%, 01/01/2051	1,345	1,413
Grand Rapids Economic Development Corp.
5.00%, 11/01/2032	145	145
5.00%, 11/01/2037	80	77
5.00%, 11/01/2047	190	171
5.00%, 11/01/2052	80	71
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2036	1,000	1,021
5.25%, 07/01/2047	4,330	4,795
Ivywood Classical Academy
6.25%, 01/01/2059	2,750	2,793
Kentwood Economic Development Corp.
4.00%, 11/15/2031	970	934
4.00%, 11/15/2043	1,100	930
4.00%, 11/15/2045	750	619
Michigan Finance Authority
4.00%, 12/01/2040	165	163
4.00%, 11/15/2050	160	150
5.00%, 07/01/2033	350	354
5.00%, 07/01/2033	800	801
5.00%, 07/01/2034	280	283
5.00%, 07/01/2035	420	425
Michigan State Building Authority
4.00%, 10/15/2041	1,400	1,386
Michigan State Housing Development Authority
5.00%, 06/01/2053	895	920
6.00%, 06/01/2054	250	270
Michigan State University
5.25%, 08/15/2054	1,685	1,851
Michigan Strategic Fund
4.00%, 10/01/2061 (1)	4,350	4,355
5.00%, 06/30/2024	1,000	1,000
5.00%, 05/15/2037	250	241
5.00%, 11/15/2043	250	245
5.00%, 05/15/2044	250	225
Michigan Tobacco Settlement Finance Authority
0.00%, 06/01/2052	4,030	512

The accompanying notes are an integral part of these financial statements.

370

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 1.43% – (continued)
State of Michigan Trunk Line Revenue
4.00%, 11/15/2046	$250	$243
Wayne County Airport Authority
5.00%, 12/01/2037	250	265
5.00%, 12/01/2040	3,000	3,035
5.00%, 12/01/2042	900	916
5.00%, 12/01/2047	2,000	2,017

Total Michigan		45,406

Minnesota – 0.62%
City of Deephaven MN
5.00%, 10/01/2037	1,285	1,285
5.00%, 10/01/2049	2,270	2,270
6.13%, 06/15/2061 (4)	6,000	6,054
City of Rochester MN
5.00%, 12/01/2025	480	475
5.00%, 11/15/2057	3,120	3,364
5.25%, 12/01/2038	1,000	900
City of Woodbury MN
4.00%, 07/01/2041	60	51
4.00%, 07/01/2051	45	35
4.00%, 07/01/2056	40	30
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.00%, 11/01/2042	675	566
Minnesota Housing Finance Agency
4.25%, 01/01/2049	910	909
6.25%, 01/01/2054	2,400	2,613
6.50%, 07/01/2054	950	1,049

Total Minnesota		19,601

Mississippi – 0.01%
Mississippi Home Corp.
4.00%, 12/01/2044	435	432

Total Mississippi		432

Missouri – 1.49%
Cape Girardeau County Industrial Development Authority
3.00%, 03/01/2046	350	273
4.00%, 03/01/2041	285	277
5.00%, 03/01/2036	100	102
Health & Educational Facilities Authority of the State of Missouri
4.00%, 02/01/2028	250	252
4.00%, 08/01/2031	310	294
4.00%, 08/01/2036	150	137
4.00%, 08/01/2041	410	343
4.00%, 02/01/2042	250	231
4.00%, 02/01/2048	265	233
4.00%, 11/15/2048	550	532
4.90%, 02/15/2033 (1)	3,600	3,600
5.00%, 02/01/2035	2,045	2,075
5.00%, 08/01/2040	1,145	1,135
5.00%, 02/01/2042	250	255
5.00%, 02/01/2046	440	442
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	125	111
4.38%, 11/15/2035	415	344
4.75%, 11/15/2047	1,635	1,256

The accompanying notes are an integral part of these financial statements.

371

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Missouri – 1.49% – (continued)
Joplin Industrial Development Authority
3.50%, 11/01/2040	$165	$149
Kansas City Industrial Development Authority
4.00%, 03/01/2050	170	159
4.00%, 03/01/2050	4,515	4,169
4.00%, 03/01/2057	7,365	6,754
Kirkwood Industrial Development Authority
5.25%, 05/15/2037	135	128
5.25%, 05/15/2042	115	103
5.25%, 05/15/2050	270	228
Lees Summit Industrial Development Authority
5.00%, 08/15/2034	490	491
5.00%, 08/15/2039	600	627
5.25%, 08/15/2039	5,235	5,245
5.63%, 08/15/2054	70	72
5.75%, 08/15/2059	60	62
Missouri Housing Development Commission
5.75%, 05/01/2055	2,325	2,506
6.00%, 05/01/2055	800	877
St Louis County Industrial Development Authority
5.00%, 12/01/2025	325	326
5.00%, 08/15/2030	70	68
5.00%, 08/15/2035	50	47
5.00%, 12/01/2035	135	132
5.00%, 09/01/2038	820	829
5.00%, 09/01/2048	1,845	1,782
5.13%, 08/15/2045	315	278
5.13%, 12/01/2045	145	132
5.13%, 09/01/2048	5,425	5,332
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000	1,014
5.13%, 06/01/2046	345	346
5.38%, 06/01/2043	2,995	3,032
Taney County Industrial Development Authority
6.00%, 10/01/2049 (4)	300	300

Total Missouri		47,080

Montana – 0.12%
City of Forsyth MT
3.88%, 10/01/2032	1,500	1,488
City of Kalispell MT
5.25%, 05/15/2037	810	747
5.25%, 05/15/2047	990	836
5.25%, 05/15/2052	560	462
Montana Board of Housing
3.50%, 06/01/2050	365	358

Total Montana		3,891

Nebraska – 0.09%
Central Plains Energy Project
5.00%, 09/01/2033	1,500	1,596
5.00%, 09/01/2035	1,025	1,099
5.00%, 05/01/2053 (1)	100	105

Total Nebraska		2,800

The accompanying notes are an integral part of these financial statements.

372

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Nevada – 0.48%
City of Las Vegas NV Special Improvement District No 814
4.00%, 06/01/2039	$430	$389
4.00%, 06/01/2049	1,035	839
City of Las Vegas NV Special Improvement District No 815
4.75%, 12/01/2040	870	829
City of Las Vegas NV Special Improvement District No 816
3.00%, 06/01/2041	625	476
3.13%, 06/01/2046	1,300	962
City of Las Vegas NV Special Improvement District No 817 Summerlin Village 29
6.00%, 06/01/2053	30	31
City of North Las Vegas NV
4.50%, 06/01/2039	500	490
4.63%, 06/01/2043	350	341
4.63%, 06/01/2049	615	586
City of Reno NV
0.00%, 07/01/2058 (4)	11,000	1,472
5.00%, 06/01/2036	15	16
5.00%, 06/01/2037	35	37
5.00%, 06/01/2038	155	163
5.00%, 06/01/2048	35	36
Clark County School District
4.00%, 06/15/2038	775	779
Henderson Public Improvement Trust
5.50%, 01/01/2034	120	120
5.50%, 01/01/2039	175	175
5.50%, 01/01/2044	255	255
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2031	600	625
5.00%, 07/01/2043	2,500	2,595
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,030	1,044
5.00%, 06/15/2040	990	1,001
5.00%, 06/15/2045	540	544
Las Vegas Valley Water District
4.00%, 06/01/2051	500	482
State of Nevada Department of Business & Industry
5.00%, 12/15/2048 (4)	250	239
8.13%, 01/01/2050 (1)(4)	500	520

Total Nevada		15,046

New Hampshire – 0.80%
New Hampshire Business Finance Authority
, 08/01/2038 (1)	2,495	2,495
0.00%, 07/01/2051 (1)	3,441	135
0.59%, 08/20/2039	1,759	74
3.63%, 08/20/2039	400	372
3.63%, 07/01/2043 (1)(4)	250	208
3.75%, 07/01/2045 (1)(4)	1,280	1,068
3.88%, 01/20/2038	3,074	2,894
4.00%, 10/20/2036	4,570	4,400
4.00%, 01/01/2041	2,750	2,446
4.00%, 01/01/2051	3,150	2,529
4.13%, 01/20/2034	3,666	3,596
4.25%, 07/20/2041	1,371	1,342
4.63%, 11/01/2042 (4)	500	471
5.25%, 07/01/2039 (4)	345	326
5.63%, 12/15/2033 (4)	1,090	1,114
5.63%, 07/01/2046 (4)	185	173

The accompanying notes are an integral part of these financial statements.

373

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Hampshire – 0.80% – (continued)
5.75%, 07/01/2054 (4)	$465	$429
6.25%, 12/15/2038 (4)	550	568
New Hampshire Health & Education Facilities Authority Act
5.00%, 10/01/2036	55	56
5.00%, 10/01/2040	50	51
5.00%, 11/01/2043	95	99
5.00%, 10/01/2046	415	419
5.25%, 07/01/2027 (2)(3)(4)(6)	344	0
6.13%, 07/01/2037 (2)(3)(4)(6)	72	0
6.13%, 07/01/2052 (2)(3)(4)(6)	331	0
6.25%, 07/01/2042 (2)(3)(4)(6)	547	0
New Hampshire Housing Finance Authority
6.25%, 01/01/2055	200	219

Total New Hampshire		25,484

New Jersey – 3.58%
Essex County Improvement Authority
4.00%, 06/15/2046	135	124
4.00%, 06/15/2056	150	131
Industrial Pollution Control Financing Authority of Gloucester County
5.00%, 12/01/2024	40	40
Jersey City Municipal Utilities Authority
5.00%, 05/01/2025	265	267
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000	2,045
New Jersey Economic Development Authority
0.00%, 07/01/2026	170	159
4.00%, 11/01/2038	825	831
4.00%, 11/01/2039	465	467
4.00%, 11/01/2044	1,555	1,528
4.00%, 08/01/2059	355	326
4.88%, 01/01/2029	2,170	2,157
5.00%, 01/01/2030	635	636
5.00%, 01/01/2031	500	501
5.00%, 01/01/2034	135	135
5.00%, 06/15/2037	85	85
5.00%, 10/01/2037	6,080	6,270
5.00%, 07/01/2047	250	247
5.00%, 10/01/2047	9,690	9,826
5.00%, 01/01/2048	4,220	4,073
5.00%, 06/15/2054 (4)	3,250	3,114
5.00%, 08/01/2059	1,135	1,167
5.13%, 01/01/2034	705	706
5.13%, 06/15/2043	2,570	2,570
5.25%, 09/15/2029	1,600	1,602
5.25%, 01/01/2044	560	538
5.50%, 01/01/2027	500	501
5.63%, 11/15/2030	2,095	2,113
5.63%, 11/15/2030	2,840	2,865
5.63%, 01/01/2052	3,155	3,157
5.75%, 09/15/2027	1,150	1,151
New Jersey Educational Facilities Authority
4.00%, 03/01/2053	2,000	1,982
5.00%, 07/01/2040	270	279
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2027	1,000	1,028
5.00%, 07/01/2033	500	511

The accompanying notes are an integral part of these financial statements.

374

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Jersey – 3.58% – (continued)
New Jersey Higher Education Student Assistance Authority
3.25%, 12/01/2029	$230	$221
3.25%, 12/01/2030	225	212
3.50%, 12/01/2039	500	462
4.00%, 12/01/2044	600	572
4.25%, 12/01/2045	310	308
New Jersey Housing & Mortgage Finance Agency
6.00%, 10/01/2055	105	114
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2028	2,000	1,695
0.00%, 12/15/2030	2,305	1,810
0.00%, 12/15/2031	2,075	1,568
0.00%, 12/15/2034	200	135
4.00%, 06/15/2039	1,050	1,054
4.00%, 12/15/2039	1,500	1,494
4.00%, 06/15/2040	1,750	1,745
4.00%, 06/15/2042	1,210	1,192
4.00%, 06/15/2045	3,350	3,241
4.00%, 06/15/2046	1,790	1,745
4.00%, 06/15/2050	1,565	1,490
5.00%, 12/15/2030	250	266
5.00%, 06/15/2038	1,675	1,845
5.25%, 06/15/2043	9,330	9,746
5.25%, 06/15/2046	1,425	1,559
5.25%, 06/15/2050	250	273
5.50%, 06/15/2050	1,185	1,306
New Jersey Turnpike Authority
4.00%, 01/01/2035	2,000	2,141
4.00%, 01/01/2051	725	708
5.25%, 01/01/2052	5,000	5,468
Tobacco Settlement Financing Corp.
5.00%, 06/01/2025	1,000	1,010
5.00%, 06/01/2046	7,830	7,902
5.25%, 06/01/2046	8,770	9,067

Total New Jersey		113,481

New Mexico – 0.08%
City of Farmington NM
2.15%, 04/01/2033	550	440
3.88%, 06/01/2040 (1)	300	302
3.90%, 06/01/2040 (1)	500	503
City of Santa Fe NM
5.00%, 05/15/2044	200	191
New Mexico Mortgage Finance Authority
3.00%, 03/01/2053	475	457
3.50%, 07/01/2050	645	632

Total New Mexico		2,525

New York – 6.64%
Albany Capital Resource Corp.
5.00%, 06/01/2064	220	221
Brooklyn Arena Local Development Corp.
5.00%, 07/15/2042	2,040	2,072
Build NYC Resource Corp.
4.00%, 06/15/2031 (4)	300	289
4.00%, 06/15/2041 (4)	100	88
4.88%, 05/01/2031 (4)	645	654
5.00%, 01/01/2035 (4)	4,750	4,773

The accompanying notes are an integral part of these financial statements.

375

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 6.64% – (continued)
5.00%, 12/01/2041 (4)	$2,550	$2,438
5.00%, 06/01/2051 (4)	170	169
5.00%, 06/15/2051 (4)	8,890	8,723
5.00%, 12/01/2051 (4)	1,760	1,590
5.00%, 12/01/2055 (4)	1,500	1,335
5.50%, 09/01/2045 (4)	350	351
5.50%, 05/01/2048 (4)	1,390	1,412
City of New York NY
4.00%, 08/01/2050	350	342
5.00%, 03/01/2042	140	156
5.25%, 10/01/2047	3,180	3,498
5.25%, 04/01/2054	2,075	2,290
5.50%, 05/01/2044	900	1,014
County of Sullivan NY
5.35%, 11/01/2049 (4)	1,000	1,006
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	5,185	1,497
5.00%, 01/01/2056	2,280	1,966
5.63%, 01/01/2055	7,115	6,498
Long Island Power Authority
5.00%, 09/01/2039	1,725	1,832
Metropolitan Transportation Authority
4.00%, 11/15/2042	1,230	1,210
4.00%, 11/15/2045	1,000	975
5.00%, 11/15/2050	225	234
5.00%, 11/15/2052	1,000	1,031
Nassau County Industrial Development Agency
0.00%, 01/01/2058 (1)	2,484	744
9.00%, 01/01/2041 (2)(3)(4)	1,085	1,085
New York City Industrial Development Agency
3.00%, 01/01/2037	1,205	1,086
3.00%, 01/01/2046	200	156
3.00%, 03/01/2049	380	286
4.00%, 03/01/2045	3,500	3,401
New York City Municipal Water Finance Authority
4.00%, 06/15/2052	1,000	964
4.13%, 06/15/2047	605	602
4.90%, 06/15/2053 (1)	2,000	2,000
5.25%, 06/15/2054	300	331
5.25%, 06/15/2054	1,080	1,196
New York City Transitional Finance Authority
4.38%, 05/01/2053	2,000	2,007
5.25%, 05/01/2048	1,140	1,271
5.25%, 02/01/2053	300	332
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 05/01/2044	315	312
4.00%, 02/01/2051	1,000	959
4.00%, 02/01/2051	1,000	959
4.65%, 08/01/2041 (1)	2,400	2,400
4.70%, 08/01/2042 (1)	2,100	2,100
5.00%, 02/01/2047	3,375	3,626
New York Liberty Development Corp.
2.63%, 09/15/2069	400	365
2.80%, 09/15/2069	1,025	921
2.88%, 11/15/2046	240	176
3.00%, 11/15/2051	1,000	739
5.00%, 11/15/2044 (4)	2,800	2,803
5.15%, 11/15/2034 (4)	2,920	2,929

The accompanying notes are an integral part of these financial statements.

376

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 6.64% – (continued)
5.25%, 10/01/2035	$2,405	$2,776
5.38%, 11/15/2040 (4)	7,910	7,932
New York State Dormitory Authority
3.00%, 02/01/2050	150	113
4.00%, 03/15/2043	1,000	985
4.00%, 03/15/2047	1,585	1,545
4.00%, 03/15/2049	1,500	1,450
4.00%, 03/15/2054	2,350	2,265
5.00%, 12/01/2026 (4)	300	298
5.00%, 12/01/2026 (4)	1,500	1,479
5.00%, 12/01/2027 (4)	500	496
5.00%, 12/01/2028 (4)	600	594
5.00%, 12/01/2028 (4)	3,300	3,206
5.00%, 12/01/2029 (4)	450	445
5.00%, 12/01/2030 (4)	1,000	988
5.00%, 12/01/2031 (4)	1,200	1,142
5.00%, 12/01/2033 (4)	700	655
5.00%, 12/01/2036 (4)	100	90
5.00%, 03/15/2046	2,220	2,402
5.25%, 03/15/2049	2,895	3,211
5.25%, 03/15/2052	1,175	1,299
5.50%, 07/01/2054	2,000	2,279
New York State Environmental Facilities Corp.
3.13%, 12/01/2044 (1)(4)	500	487
5.13%, 09/01/2050 (1)(4)	510	528
5.25%, 06/15/2053	3,155	3,526
New York State Thruway Authority
4.00%, 01/01/2047	2,500	2,450
New York State Urban Development Corp.
3.00%, 03/15/2049	5,000	3,885
4.00%, 03/15/2041	2,320	2,312
4.00%, 03/15/2049	500	487
5.00%, 03/15/2057	1,000	1,077
New York Transportation Development Corp.
2.25%, 08/01/2026	1,990	1,940
3.00%, 08/01/2031	4,785	4,509
4.00%, 10/01/2030	775	777
4.00%, 12/01/2039	100	100
4.00%, 12/01/2042	750	721
4.38%, 10/01/2045	2,355	2,306
5.00%, 08/01/2026	1,015	1,015
5.00%, 12/01/2026	165	170
5.00%, 01/01/2027	4,000	4,113
5.00%, 12/01/2028	675	707
5.00%, 01/01/2029	545	565
5.00%, 01/01/2030	100	104
5.00%, 08/01/2031	11,175	11,178
5.00%, 01/01/2032	215	222
5.00%, 01/01/2033	500	516
5.00%, 01/01/2034	1,750	1,805
5.00%, 12/01/2034	400	424
5.00%, 12/01/2034	1,395	1,515
5.00%, 10/01/2035	1,325	1,393
5.00%, 01/01/2036	3,565	3,671
5.00%, 12/01/2037	500	526
5.00%, 12/01/2039	885	936
5.00%, 10/01/2040	2,460	2,559
5.00%, 12/01/2040	560	589

The accompanying notes are an integral part of these financial statements.

377

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 6.64% – (continued)
5.00%, 07/01/2041	$500	$500
5.00%, 12/01/2041	810	849
5.00%, 12/01/2042	560	584
5.00%, 07/01/2046	1,500	1,500
5.13%, 06/30/2060	750	776
5.25%, 08/01/2031	555	589
5.25%, 01/01/2050	935	935
5.25%, 06/30/2060	2,380	2,492
5.38%, 08/01/2036	1,415	1,507
5.63%, 04/01/2040	750	816
6.00%, 04/01/2035	1,500	1,695
6.00%, 06/30/2054	4,350	4,777
Niagara Area Development Corp.
4.75%, 11/01/2042 (4)	1,000	939
Oneida Indian Nation of New York
6.00%, 09/01/2043 (4)	300	329
Onondaga Civic Development Corp.
5.38%, 08/01/2054	130	133
Port Authority of New York & New Jersey
5.50%, 08/01/2052	1,000	1,078
State of New York Mortgage Agency Homeowner Mortgage Revenue
3.25%, 10/01/2051	540	523
Suffolk Regional Off-Track Betting Co.
5.75%, 12/01/2044	750	781
6.00%, 12/01/2053	550	573
Tompkins County Development Corp.
5.00%, 07/01/2034	160	160
Triborough Bridge & Tunnel Authority
4.00%, 11/15/2054	1,500	1,440
4.90%, 01/01/2032 (1)	3,400	3,400
5.00%, 11/15/2054	1,500	1,586
5.25%, 05/15/2054	950	1,053
Triborough Bridge & Tunnel Authority Sales Tax Revenue
5.00%, 05/15/2054	1,500	1,632
Westchester County Industrial Development Agency
7.00%, 06/01/2046 (4)	250	225
Westchester County Local Development Corp.
5.00%, 01/01/2037	525	554
5.00%, 01/01/2041	500	518
5.00%, 11/01/2046	100	93
5.50%, 05/01/2042	1,065	1,065
5.75%, 11/01/2048	1,150	1,277
5.75%, 11/01/2049	1,250	1,386
Yonkers Economic Development Corp.
5.00%, 10/15/2039	315	321

Total New York		210,263

North Carolina – 1.60%
City of Charlotte NC Airport Revenue
4.00%, 07/01/2038	1,525	1,525
4.00%, 07/01/2039	1,670	1,644
4.00%, 07/01/2040	2,030	1,994
4.00%, 07/01/2041	1,500	1,462
5.00%, 07/01/2048	1,620	1,709
City of Charlotte NC Water & Sewer System Revenue
5.00%, 07/01/2054	2,000	2,202
Greater Asheville Regional Airport Authority
5.50%, 07/01/2047	3,950	4,305

The accompanying notes are an integral part of these financial statements.

378

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
North Carolina – 1.60% – (continued)
North Carolina Housing Finance Agency
3.00%, 07/01/2051	$850	$823
5.00%, 07/01/2047	135	137
6.25%, 01/01/2055	150	163
6.25%, 01/01/2055	170	189
North Carolina Medical Care Commission
4.00%, 03/01/2036	160	150
4.00%, 03/01/2041	2,225	1,975
4.00%, 09/01/2041	75	65
4.00%, 03/01/2042	1,830	1,607
4.00%, 09/01/2047	1,065	879
4.00%, 03/01/2051	1,240	998
4.00%, 09/01/2051	65	52
4.70%, 07/01/2037	185	159
4.88%, 07/01/2040	915	768
5.00%, 10/01/2025	765	768
5.00%, 10/01/2025	1,000	1,001
5.00%, 10/01/2030	550	550
5.00%, 10/01/2030	2,100	2,083
5.00%, 01/01/2031	625	624
5.00%, 10/01/2031	3,070	3,093
5.00%, 09/01/2037	3,145	3,152
5.00%, 10/01/2037	355	357
5.00%, 01/01/2039	1,225	1,161
5.00%, 07/01/2039	1,110	1,059
5.00%, 10/01/2043	2,000	1,775
5.00%, 07/01/2045	300	243
5.00%, 10/01/2045	1,270	1,318
5.00%, 07/01/2047	80	64
5.00%, 07/01/2049	900	804
5.00%, 10/01/2049	750	772
5.00%, 10/01/2050	500	461
5.25%, 10/01/2037	360	346
5.38%, 10/01/2045	1,800	1,650
North Carolina State Education Assistance Authority
5.00%, 06/01/2043	50	50
North Carolina Turnpike Authority
4.00%, 01/01/2055	3,730	3,373
5.00%, 01/01/2032	1,000	1,033
5.00%, 07/01/2047	385	390
5.00%, 07/01/2051	1,055	1,067
5.00%, 07/01/2054	585	591

Total North Carolina		50,591

North Dakota – 0.04%
County of Ward ND
5.00%, 06/01/2038	500	495
5.00%, 06/01/2043	50	48
North Dakota Housing Finance Agency
6.00%, 07/01/2054	35	38
6.25%, 01/01/2055	565	627

Total North Dakota		1,208

Ohio – 4.30%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2033	425	415
4.00%, 11/15/2034	500	487
4.00%, 11/15/2036	2,000	1,931
4.00%, 11/15/2037	1,600	1,530

The accompanying notes are an integral part of these financial statements.

379

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Ohio – 4.30% – (continued)
Buckeye Tobacco Settlement Financing Authority
0.00%, 06/01/2057	$3,810	$356
4.00%, 06/01/2048	300	277
5.00%, 06/01/2055	68,280	62,944
City of Centerville OH
5.00%, 11/01/2025	420	421
5.25%, 11/01/2037	100	100
5.25%, 11/01/2047	150	140
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055 (4)	200	165
4.50%, 12/01/2055 (4)	400	344
5.25%, 12/01/2038	500	513
5.50%, 12/01/2043	240	246
5.50%, 12/01/2053	2,260	2,285
Columbus-Franklin County Finance Authority
5.00%, 12/01/2051	1,000	997
County of Cuyahoga OH
5.00%, 02/15/2042	5,355	5,408
5.00%, 02/15/2057	205	205
5.50%, 02/15/2052	3,145	3,201
5.50%, 02/15/2057	7,850	7,984
County of Franklin OH
3.70%, 12/01/2046 (1)	350	350
4.00%, 07/01/2033	385	353
County of Hamilton OH
5.00%, 01/01/2037	230	231
5.00%, 01/01/2047	500	483
5.00%, 09/15/2050	290	287
5.75%, 01/01/2053	400	418
County of Lucas OH
5.25%, 11/15/2048	1,940	1,978
County of Marion OH
5.00%, 12/01/2039	110	95
5.13%, 12/01/2049	700	560
County of Muskingum OH
5.00%, 02/15/2033	1,000	991
5.00%, 02/15/2044	340	320
5.00%, 02/15/2048	2,080	1,923
County of Warren OH
5.00%, 07/01/2039	800	800
County of Washington OH
6.75%, 12/01/2052	1,140	1,240
Franklin County Convention Facilities Authority
5.00%, 12/01/2044	3,165	3,141
5.00%, 12/01/2051	2,645	2,601
Ohio Air Quality Development Authority
1.38%, 02/01/2026 (1)	405	399
1.50%, 02/01/2026 (1)	300	285
2.50%, 11/01/2042 (1)	500	441
2.88%, 02/01/2026	1,000	968
3.25%, 09/01/2029	2,585	2,482
4.00%, 09/01/2030 (1)	85	85
4.25%, 11/01/2039 (1)	500	503
4.50%, 01/15/2048 (4)	2,385	2,358
5.00%, 07/01/2049 (4)	12,470	11,611
Ohio Higher Educational Facility Commission
4.90%, 01/01/2039 (1)	2,300	2,300
5.00%, 12/01/2050	100	94

The accompanying notes are an integral part of these financial statements.

380

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Ohio – 4.30% – (continued)
5.25%, 01/01/2047	$500	$520
5.25%, 01/01/2052	250	259
Ohio Housing Finance Agency
6.25%, 03/01/2055	450	491
Southeastern Ohio Port Authority
5.50%, 12/01/2043	1,000	942
State of Ohio
4.00%, 01/15/2038	70	70
4.00%, 01/15/2039	135	134
5.00%, 12/01/2048 (4)	800	727
5.00%, 01/15/2050	1,170	1,206
Summit County Development Finance Authority
5.63%, 12/01/2048	1,630	1,753
5.75%, 12/01/2053	2,570	2,767

Total Ohio		136,115

Oklahoma – 0.65%
Norman Regional Hospital Authority
3.25%, 09/01/2039	150	110
4.00%, 09/01/2045	2,315	1,900
Oklahoma County Finance Authority
2.00%, 12/01/2047	510	27
5.88%, 12/01/2047	2,478	1,921
6.25%, 06/15/2054 (4)	2,120	2,162
6.50%, 06/15/2064 (4)	155	160
Oklahoma Development Finance Authority
5.25%, 08/15/2048	3,710	3,773
5.50%, 08/15/2052	250	257
5.50%, 08/15/2057	2,555	2,621
Oklahoma Housing Finance Agency
6.00%, 09/01/2054	325	356
6.25%, 09/01/2055	350	389
Oklahoma Turnpike Authority
4.50%, 01/01/2053	1,500	1,529
5.50%, 01/01/2053	1,500	1,656
Tulsa Airports Improvement Trust
5.50%, 12/01/2035	745	746
Tulsa County Industrial Authority
5.00%, 11/15/2029	400	407
5.25%, 11/15/2037	1,085	1,100
5.25%, 11/15/2045	1,595	1,602

Total Oklahoma		20,716

Oregon – 0.54%
Clackamas County Hospital Facility Authority
5.00%, 11/15/2032	35	35
5.00%, 11/15/2037	35	35
5.00%, 11/15/2047	95	90
5.00%, 11/15/2052	395	369
Hospital Facilities Authority of Multnomah County Oregon
1.20%, 06/01/2028	295	264
4.00%, 12/01/2041	500	417
4.00%, 12/01/2051	550	409
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200	202
5.00%, 09/01/2032	270	273
5.00%, 09/01/2046	1,000	1,010

The accompanying notes are an integral part of these financial statements.

381

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Oregon – 0.54% – (continued)
Oregon State Facilities Authority
5.00%, 06/01/2052	$325	$339
Port of Portland OR Airport Revenue
4.00%, 07/01/2040	5,800	5,699
5.00%, 07/01/2044	1,000	1,000
Salem Hospital Facility Authority
4.00%, 05/15/2040	1,725	1,551
4.00%, 05/15/2047	475	396
4.00%, 05/15/2057	1,500	1,165
State of Oregon
3.50%, 12/01/2050	430	422
Yamhill County Hospital Authority
4.00%, 11/15/2026	15	15
5.00%, 11/15/2031	25	24
5.00%, 11/15/2036	30	28
5.00%, 11/15/2051	1,005	808
5.00%, 11/15/2051	1,100	884
5.00%, 11/15/2056	1,940	1,521

Total Oregon		16,956

Other Territory – 0.03%
Freddie Mac Multifamily ML Certificates
0.00%, 04/25/2043 (1)	348	282
4.00%, 01/25/2040 (1)	743	728

Total Other Territory		1,010

Pennsylvania – 4.36%
Allegheny County Industrial Development Authority
4.88%, 11/01/2024	85	85
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2027 (4)	800	816
5.00%, 05/01/2028	20	21
5.00%, 05/01/2030	25	26
5.00%, 05/01/2031	45	48
5.00%, 05/01/2032	75	80
5.00%, 05/01/2032 (4)	2,260	2,299
5.00%, 05/01/2033	55	58
5.00%, 05/01/2034	50	53
5.00%, 05/01/2035	60	64
5.00%, 05/01/2036	850	897
5.00%, 05/01/2042 (4)	2,675	2,687
5.00%, 05/01/2042	3,875	3,993
5.00%, 05/01/2042 (4)	4,955	4,968
5.00%, 05/01/2042 (4)	6,190	6,261
5.25%, 05/01/2042 (4)	535	533
5.38%, 05/01/2042 (4)	645	644
Berks County Industrial Development Authority
4.00%, 11/01/2047	340	214
5.00%, 05/15/2032	150	153
5.00%, 11/01/2047	100	63
Berks County Municipal Authority
4.50%, 11/01/2041	90	57
5.00%, 02/01/2040 (1)	500	315
Bucks County Industrial Development Authority
4.00%, 08/15/2050	250	235
4.00%, 07/01/2051	250	188
5.00%, 07/01/2028	500	491
5.00%, 07/01/2029	500	488

The accompanying notes are an integral part of these financial statements.

382

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 4.36% – (continued)
5.00%, 07/01/2030	$675	$656
5.00%, 07/01/2054	250	220
Butler County Hospital Authority
5.00%, 07/01/2035	570	570
5.00%, 07/01/2039	320	309
Chester County Industrial Development Authority
4.38%, 03/01/2028 (4)	24	24
5.00%, 03/01/2027	170	172
5.00%, 03/01/2038 (4)	225	222
5.13%, 03/01/2048 (4)	755	715
5.88%, 10/15/2047 (4)	3,385	3,493
Crawford County Hospital Authority
6.00%, 06/01/2036	200	204
Cumberland County Municipal Authority
4.50%, 01/01/2036 (4)	270	253
4.50%, 01/01/2040 (4)	3,825	3,418
4.50%, 01/01/2041 (4)	285	252
5.00%, 01/01/2039	610	582
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100	1,137
Doylestown Hospital Authority
4.00%, 07/01/2045	675	571
5.00%, 07/01/2046	340	331
5.00%, 07/01/2049	10	11
5.00%, 07/01/2049	2,170	2,107
5.38%, 07/01/2039 (4)	145	149
East Hempfield Township Industrial Development Authority
5.00%, 07/01/2030	55	56
5.00%, 07/01/2034	70	70
5.00%, 07/01/2035	70	71
5.00%, 07/01/2039	70	70
5.00%, 07/01/2046	105	105
5.00%, 07/01/2047	510	517
Franklin County Industrial Development Authority
5.00%, 12/01/2043	180	171
5.00%, 12/01/2048	90	83
5.00%, 12/01/2053	595	532
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2028	340	345
5.00%, 07/01/2030	850	862
5.00%, 07/01/2034	2,000	2,025
Lancaster County Hospital Authority
5.00%, 07/01/2031	560	559
5.00%, 07/01/2032	560	559
5.00%, 12/01/2032	250	242
5.00%, 07/01/2035	500	501
5.00%, 12/01/2037	820	756
5.00%, 07/01/2045	1,970	1,872
5.00%, 12/01/2047	2,010	1,660
5.25%, 07/01/2035	15	15
5.50%, 07/01/2045	70	69
Lancaster Industrial Development Authority
4.00%, 07/01/2051	250	195
Latrobe Industrial Development Authority
4.00%, 03/01/2037	450	413
4.00%, 03/01/2039	320	286
4.00%, 03/01/2040	500	441
4.00%, 03/01/2046	750	624

The accompanying notes are an integral part of these financial statements.

383

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 4.36% – (continued)
4.00%, 03/01/2051	$800	$637
Monroe County Hospital Authority
5.10%, 06/15/2039 (4)	2,005	1,997
8.00%, 06/15/2039 (4)	1,485	1,469
Montgomery County Higher Education & Health Authority
5.00%, 12/01/2037	320	325
5.00%, 09/01/2043	345	354
Montgomery County Industrial Development Authority
4.10%, 04/01/2053 (1)	1,185	1,208
5.25%, 01/15/2036	1,345	1,358
5.25%, 01/01/2040	1,750	1,715
5.25%, 01/15/2045	1,250	1,262
5.38%, 01/01/2050	960	898
Pennsylvania Economic Development Financing Authority
0.00%, 07/01/2041 (1)	850	850
3.00%, 10/15/2046	200	162
3.25%, 08/01/2039 (4)	1,030	820
4.00%, 07/01/2033	500	504
4.00%, 07/01/2046	475	433
4.00%, 04/01/2049 (1)	2,270	2,270
5.00%, 12/31/2034	1,250	1,266
5.00%, 12/31/2038	4,750	4,794
5.00%, 06/30/2042	1,370	1,377
5.25%, 12/01/2037 (1)	265	268
5.25%, 07/01/2046	55	58
5.25%, 07/01/2049	150	157
5.25%, 06/30/2053	1,000	1,037
5.50%, 06/30/2040	270	295
5.50%, 06/30/2041	160	174
5.50%, 06/30/2043	160	172
5.50%, 11/01/2044	595	596
5.75%, 06/30/2048	8,345	9,042
6.00%, 06/30/2061	4,715	5,167
9.00%, 04/01/2051 (1)(4)	3,810	4,188
Pennsylvania Higher Education Assistance Agency
2.63%, 06/01/2042	905	763
4.00%, 06/01/2044	130	124
4.13%, 06/01/2045	175	168
Pennsylvania Higher Educational Facilities Authority
4.38% (3 Month Term SOFR + 0.65%), 07/01/2039 (5)	570	530
5.00%, 09/01/2027	755	760
Pennsylvania Housing Finance Agency
5.75%, 10/01/2053	3,495	3,688
6.00%, 10/01/2054	350	380
6.00%, 10/01/2054	600	649
Pennsylvania Turnpike Commission
4.00%, 12/01/2045	2,000	1,953
4.00%, 12/01/2046	2,000	1,920
4.00%, 12/01/2050	250	234
5.25%, 12/01/2052	2,385	2,593
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
4.00%, 12/01/2051	3,995	3,773
Philadelphia Authority for Industrial Development
4.00%, 06/01/2031	595	584
4.00%, 06/01/2041	750	671
4.00%, 06/01/2051	800	661
4.00%, 06/01/2056	850	689
5.00%, 08/01/2030	100	102

The accompanying notes are an integral part of these financial statements.

384

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 4.36% – (continued)
5.00%, 07/01/2031	$205	$202
5.00%, 07/01/2032	600	590
5.00%, 07/01/2037	365	349
5.00%, 06/15/2039 (4)	305	313
5.00%, 06/15/2039	500	491
5.00%, 06/15/2040 (4)	900	916
5.00%, 08/01/2040	620	631
5.00%, 07/01/2042	145	132
5.00%, 07/01/2042	650	650
5.00%, 06/15/2043 (4)	215	217
5.00%, 07/01/2049	245	210
5.00%, 06/15/2050	1,375	1,266
5.00%, 06/15/2050 (4)	1,700	1,704
5.00%, 08/01/2050	1,050	1,061
5.25%, 11/01/2052	3,030	3,177
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,500	1,522
5.00%, 01/01/2038	3,125	3,161
Tower Health
4.45%, 02/01/2050	500	237
West Cornwall Township Municipal Authority
4.00%, 11/15/2041	370	339
4.00%, 11/15/2046	1,050	911
5.00%, 12/15/2038	250	250
Westmoreland County Industrial Development Authority
4.00%, 07/01/2037	250	228

Total Pennsylvania		137,884

Puerto Rico – 8.69%
Commonwealth of Puerto Rico
0.00%, 07/01/2024	457	457
0.00%, 07/01/2033	3,596	2,399
0.00%, 11/01/2043 (1)	23,257	14,245
0.00%, 11/01/2051 (1)	8,956	4,635
0.00%, 11/01/2051 (1)	16,774	10,568
4.00%, 07/01/2033	5,934	5,942
4.00%, 07/01/2035	3,917	3,845
4.00%, 07/01/2037	6,298	6,063
4.00%, 07/01/2041	5,568	5,190
4.00%, 07/01/2046	4,313	3,902
5.38%, 07/01/2025	15,968	16,101
5.63%, 07/01/2027	4,280	4,465
5.63%, 07/01/2029	2,550	2,735
5.75%, 07/01/2031	7,451	8,274
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2042 (4)	2,320	2,173
4.00%, 07/01/2042 (4)	4,960	4,645
4.00%, 07/01/2042 (4)	8,380	7,847
4.00%, 07/01/2047 (4)	895	804
4.00%, 07/01/2047 (4)	1,450	1,302
5.00%, 07/01/2027 (4)	1,070	1,099
5.00%, 07/01/2029 (4)	1,660	1,733
5.00%, 07/01/2029 (4)	3,395	3,545
5.00%, 07/01/2030 (4)	16,360	17,202
5.00%, 07/01/2033 (4)	475	503
5.00%, 07/01/2033 (4)	5,620	5,928
5.00%, 07/01/2035 (4)	11,815	12,345
5.00%, 07/01/2037 (4)	1,145	1,194

The accompanying notes are an integral part of these financial statements.

385

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Puerto Rico – 8.69% – (continued)
5.00%, 07/01/2037 (4)	$2,580	$2,705
5.00%, 07/01/2037 (4)	6,215	6,483
5.00%, 07/01/2047 (4)	7,660	7,751
6.13%, 07/01/2024	105	105
Puerto Rico Electric Power Authority
3.63%, 07/01/2021	5	3
3.70%, 07/01/2017 (2)(3)	30	15
4.25%, 07/01/2025 (2)(3)	25	13
4.63%, 07/01/2025 (2)(3)	65	33
4.63%, 07/01/2030 (2)(3)	15	8
4.75%, 07/01/2033	165	161
5.00%, 07/01/2017 (2)(3)	15	8
5.00%, 07/01/2019 (2)(3)	250	125
5.00%, 07/01/2020 (2)(3)	70	35
5.00%, 07/01/2021 (2)(3)	140	70
5.00%, 07/01/2024 (2)(3)	570	286
5.00%, 07/01/2025 (2)(3)	5	3
5.00%, 07/01/2025 (2)(3)	20	10
5.00%, 07/01/2025 (2)(3)	75	38
5.00%, 07/01/2025 (2)(3)	85	43
5.00%, 07/01/2025 (2)(3)	110	55
5.00%, 07/01/2025 (2)(3)	115	58
5.00%, 07/01/2025 (2)(3)	220	110
5.00%, 07/01/2026 (2)(3)	125	63
5.00%, 07/01/2027 (2)(3)	25	13
5.00%, 07/01/2027 (2)(3)	35	18
5.00%, 07/01/2028 (2)(3)	45	23
5.00%, 07/01/2028 (2)(3)	170	85
5.00%, 07/01/2029 (2)(3)	755	378
5.00%, 07/01/2032 (2)(3)	900	451
5.00%, 07/01/2037 (2)(3)	3,075	1,541
5.00%, 07/01/2042 (2)(3)	2,805	1,406
5.05%, 07/01/2042 (2)(3)	180	90
5.25%, 07/01/2050 (2)(3)	395	198
5.25%, 07/01/2024 (2)(3)	125	63
5.25%, 07/01/2024 (2)(3)	300	150
5.25%, 07/01/2025 (2)(3)	110	55
5.25%, 07/01/2025 (2)(3)	240	120
5.25%, 07/01/2025 (2)(3)	315	158
5.25%, 07/01/2025 (2)(3)	3,530	1,769
5.25%, 07/01/2026 (2)(3)	120	60
5.25%, 07/01/2026 (2)(3)	160	80
5.25%, 07/01/2026 (2)(3)	2,815	1,411
5.25%, 07/01/2027 (2)(3)	215	108
5.25%, 07/01/2027 (2)(3)	410	206
5.25%, 07/01/2027 (2)(3)	415	208
5.25%, 07/01/2028 (2)(3)	295	148
5.25%, 07/01/2029 (2)(3)	340	170
5.25%, 07/01/2033 (2)(3)	2,000	1,003
5.25%, 07/01/2035 (2)(3)	300	150
5.25%, 07/01/2040 (2)(3)	4,595	2,303
5.50%, 07/01/2018 (2)(3)	40	20
5.50%, 07/01/2025 (2)(3)	15	8
5.50%, 07/01/2038 (2)(3)	4,340	2,175
5.75%, 07/01/2036 (2)(3)	1,400	702
6.75%, 07/01/2036 (2)(3)	2,265	1,135
7.00%, 07/01/2040 (2)(3)	5	3
7.25%, 07/01/2030 (2)(3)	265	133

The accompanying notes are an integral part of these financial statements.

386

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Puerto Rico – 8.69% – (continued)
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
4.50%, 10/01/2029	$50	$50
5.00%, 07/01/2030	500	525
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2029	3,394	2,801
0.00%, 07/01/2031	7,092	5,383
0.00%, 07/01/2033	5,431	3,776
0.00%, 07/01/2046	62,010	19,940
0.00%, 07/01/2051	11,072	2,591
4.33%, 07/01/2040	1,232	1,215
4.33%, 07/01/2040	6,925	6,832
4.54%, 07/01/2053	205	195
4.55%, 07/01/2040	1,442	1,447
4.75%, 07/01/2053	13,336	13,142
4.78%, 07/01/2058	16,304	16,046
5.00%, 07/01/2058	17,005	16,939
University of Puerto Rico
5.00%, 06/01/2025	150	149
5.00%, 06/01/2026	100	99
5.00%, 06/01/2030	55	53
5.00%, 06/01/2036	75	72

Total Puerto Rico		275,118

Rhode Island – 0.13%
Central Falls Detention Facility Corp.
7.25%, 07/15/2035 (2)(3)	855	342
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2036	340	341
5.25%, 05/15/2054	970	1,029
Rhode Island Student Loan Authority
3.50%, 12/01/2034	250	232
3.63%, 12/01/2037	375	352
4.13%, 12/01/2041	1,440	1,384
4.13%, 12/01/2043	300	289

Total Rhode Island		3,969

South Carolina – 1.07%
Connector 2000 Association, Inc.
0.00%, 01/01/2032	1,026	423
0.00%, 01/01/2032	4,309	2,627
0.00%, 01/01/2042	8,410	2,534
0.00%, 07/22/2051	151	6
0.00%, 07/22/2051	1,510	109
0.00%, 07/22/2051	30,027	4,114
South Carolina Jobs-Economic Development Authority
2.30%, 05/01/2048 (1)	1,300	1,300
4.00%, 04/01/2033 (1)	1,730	1,732
5.00%, 05/01/2037	500	458
5.00%, 05/01/2042	500	430
5.00%, 11/15/2042	585	571
5.00%, 05/01/2043	4,675	4,760
5.00%, 04/01/2047	2,000	1,921
5.00%, 04/01/2052	1,750	1,645
5.00%, 11/15/2054	1,000	909
5.75%, 11/15/2029	1,000	976
6.00%, 02/01/2035 (2)(3)(4)	955	96
6.25%, 02/01/2045 (2)(3)(4)	1,860	186
7.13%, 06/15/2053 (4)	135	141
8.00%, 12/06/2029 (2)(3)	135	108

The accompanying notes are an integral part of these financial statements.

387

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
South Carolina – 1.07% – (continued)
South Carolina Public Service Authority
4.00%, 12/01/2050	$1,599	$1,473
5.00%, 12/01/2037	500	506
5.00%, 12/01/2041	500	505
5.00%, 12/01/2050	500	501
5.00%, 12/01/2056	945	949
5.25%, 12/01/2055	910	913
South Carolina State Housing Finance & Development Authority
6.00%, 01/01/2054	200	218
6.25%, 07/01/2054	2,000	2,212
Spartanburg Regional Health Services District
5.00%, 04/15/2032	1,340	1,488

Total South Carolina		33,811

South Dakota – 0.26%
City of Sioux Falls SD
5.00%, 11/01/2028	100	100
5.00%, 11/01/2030	105	105
5.00%, 11/01/2032	95	94
5.00%, 11/01/2042	1,885	1,702
County of Lincoln SD
4.00%, 08/01/2051	2,060	1,728
South Dakota Health & Educational Facilities Authority
5.00%, 11/01/2045	1,500	1,514
South Dakota Housing Development Authority
4.00%, 11/01/2047	260	259
6.25%, 05/01/2055	2,385	2,607

Total South Dakota		8,109

Tennessee – 1.31%
Chattanooga Health Educational & Housing Facility Board
3.25%, 08/01/2044	375	309
5.00%, 10/01/2030	500	505
5.00%, 10/01/2032	1,215	1,226
5.00%, 10/01/2035	2,445	2,464
Clarksville Public Building Authority
4.80%, 01/01/2033 (1)	4,100	4,100
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2035	1,275	1,326
Knox County Health Educational & Housing Facility Board
4.50%, 07/01/2046	1,100	1,109
5.00%, 07/01/2049	750	789
5.25%, 07/01/2064	575	603
5.50%, 07/01/2054	10	11
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	440	390
5.50%, 07/01/2037	1,600	1,226
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.25%, 05/01/2053	2,500	2,658
Metropolitan Government Nashville & Davidson County Industrial Development Board
0.00%, 06/01/2043 (4)	250	92
Metropolitan Nashville Airport Authority
5.50%, 07/01/2052	2,050	2,228
Montgomery County Public Building Authority
4.84%, 07/01/2034 (1)	6,410	6,410
4.84%, 07/01/2038 (1)	3,520	3,520
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028 (4)	315	314
5.13%, 06/01/2036 (4)	3,290	3,335

The accompanying notes are an integral part of these financial statements.

388

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Tennessee – 1.31% – (continued)
Shelby County Health Educational & Housing Facilities Board
5.00%, 12/01/2034	$35	$34
5.00%, 09/01/2037 (4)	1,590	1,324
5.00%, 09/01/2049 (1)	1,335	1,407
5.25%, 12/01/2044	80	75
5.25%, 12/01/2049	230	208
Tennergy Corp.
4.00%, 12/01/2051 (1)	500	500
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2027	2,725	2,768
5.00%, 05/01/2052 (1)	1,000	1,061
5.25%, 09/01/2026	810	829
Tennessee Housing Development Agency
3.50%, 01/01/2050	460	451
5.75%, 01/01/2055	150	160
6.00%, 01/01/2055	60	66
6.25%, 01/01/2054	115	125

Total Tennessee		41,623

Texas – 6.83%
Aldine Independent School District
4.00%, 02/15/2054	3,600	3,421
Arlington Higher Education Finance Corp.
4.00%, 08/15/2041	1,320	1,181
4.00%, 02/15/2054	350	328
4.50%, 06/15/2044 (4)	500	482
4.75%, 08/15/2044	95	94
4.88%, 06/15/2059 (4)	190	187
5.00%, 12/01/2036	1,405	1,423
5.00%, 08/15/2041	300	280
5.00%, 08/15/2049	25	25
5.00%, 08/15/2054	30	30
5.00%, 06/15/2064 (4)	190	187
Austin Convention Enterprises, Inc.
5.00%, 01/01/2025	1,150	1,146
5.00%, 01/01/2027	400	396
5.00%, 01/01/2028	575	569
5.00%, 01/01/2028	1,630	1,641
5.00%, 01/01/2029	555	549
5.00%, 01/01/2029	1,045	1,053
5.00%, 01/01/2030	140	141
5.00%, 01/01/2030	720	712
5.00%, 01/01/2031	200	202
5.00%, 01/01/2032	155	153
5.00%, 01/01/2032	1,925	1,941
5.00%, 01/01/2033	210	212
5.00%, 01/01/2034	240	242
5.00%, 01/01/2034	1,215	1,192
Baytown Municipal Development District
4.00%, 10/01/2050	1,670	1,333
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.00%, 12/01/2028	95	93
5.00%, 12/01/2030	115	112
5.00%, 12/01/2040	200	187
5.00%, 12/01/2045	740	667
5.25%, 12/01/2035	665	663
Board of Regents of the University of Texas System
5.00%, 08/15/2044	750	838

The accompanying notes are an integral part of these financial statements.

389

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 6.83% – (continued)
Brazoria County Industrial Development Corp.
10.00%, 06/01/2042 (1)(4)	$250	$250
12.00%, 06/01/2043 (4)	500	506
Brazos Higher Education Authority, Inc.
3.00%, 04/01/2040	500	411
Capital Area Housing Finance Corp.
3.50%, 01/01/2041 (1)	1,000	992
Carrollton-Farmers Branch Independent School District
4.00%, 02/15/2053	2,000	1,887
Central Texas Regional Mobility Authority
5.00%, 01/01/2035	600	652
5.00%, 01/01/2036	600	651
5.00%, 01/01/2037	605	655
5.00%, 01/01/2039	10	11
5.00%, 01/01/2046	270	284
Central Texas Turnpike System
0.00%, 08/15/2028	150	128
5.00%, 08/15/2037	2,500	2,502
5.00%, 08/15/2042	1,400	1,401
City of Austin TX Airport System Revenue
5.00%, 11/15/2041	35	35
5.00%, 11/15/2043	80	84
5.25%, 11/15/2047	2,160	2,307
City of Dallas TX
6.00%, 08/15/2053 (1)(4)	300	303
City of Houston TX Airport System Revenue
4.00%, 07/01/2041	3,690	3,547
4.00%, 07/15/2041	6,340	6,093
4.75%, 07/01/2024	790	790
5.00%, 07/01/2025	1,250	1,265
5.00%, 07/01/2027	1,725	1,757
5.00%, 07/15/2027	2,325	2,368
5.00%, 07/01/2029	500	500
5.00%, 07/15/2030	730	733
5.00%, 07/15/2035	1,700	1,707
6.63%, 07/15/2038	2,000	2,003
City of Houston TX Combined Utility System Revenue
5.25%, 11/15/2054	250	277
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2048	195	203
5.25%, 02/01/2049	300	330
City of Seagoville TX
6.00%, 09/15/2044 (4)	1,000	1,002
6.25%, 09/15/2054 (4)	1,500	1,498
Clifton Higher Education Finance Corp.
4.00%, 08/15/2029	250	253
4.00%, 08/15/2054	1,470	1,391
4.13%, 08/15/2049	3,885	3,783
4.25%, 08/15/2053	2,800	2,775
5.00%, 12/01/2035	730	734
6.13%, 08/15/2048	7,835	7,961
6.25%, 06/15/2053 (4)	350	359
Conroe Local Government Corp.
3.50%, 10/01/2031 (4)	20	16
4.00%, 10/01/2050	855	682
5.00%, 10/01/2050 (4)	120	95
County of Medina TX
5.50%, 09/01/2044 (4)	255	256

The accompanying notes are an integral part of these financial statements.

390

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 6.83% – (continued)
Cypress-Fairbanks Independent School District
4.00%, 02/15/2048	$250	$244
Decatur Hospital Authority
5.25%, 09/01/2044	1,000	1,002
Fort Bend County Industrial Development Corp.
4.75%, 05/01/2038	460	460
4.75%, 11/01/2042	840	840
Greenwood Independent School District
4.00%, 02/15/2054	250	235
Gulf Coast Industrial Development Authority
4.88%, 05/01/2025	7,445	7,446
Harris County Cultural Education Facilities Finance Corp.
5.00%, 01/01/2038	35	33
5.00%, 07/01/2038	2,275	2,552
5.00%, 01/01/2043	365	334
Hidalgo County Regional Mobility Authority
4.00%, 12/01/2038	1,350	1,339
4.00%, 12/01/2039	500	493
4.00%, 12/01/2040	70	68
4.00%, 12/01/2041	70	68
Humble Independent School District
4.00%, 02/15/2054	2,000	1,901
Hurst-Euless-Bedford Independent School District
4.00%, 08/15/2050	2,100	2,029
Hutto Independent School District
5.00%, 08/01/2054	1,200	1,292
Katy Independent School District
4.00%, 02/15/2053	1,000	948
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	1,065	1,065
Lower Colorado River Authority
6.00%, 05/15/2052	1,825	2,048
Matagorda County Navigation District No 1
4.25%, 05/01/2030	500	496
4.40%, 05/01/2030	1,000	1,011
Medina Valley Independent School District
4.00%, 02/15/2053	3,000	2,864
Midland Independent School District
4.00%, 02/15/2054	2,200	2,093
Mission Economic Development Corp.
4.00%, 06/01/2054 (1)	550	555
4.05%, 01/01/2026 (1)	1,475	1,475
4.63%, 10/01/2031 (4)	10,210	10,125
Montgomery County Toll Road Authority
5.00%, 09/15/2032	85	86
5.00%, 09/15/2033	310	314
5.00%, 09/15/2034	95	96
5.00%, 09/15/2035	1,185	1,199
5.00%, 09/15/2036	170	172
5.00%, 09/15/2037	1,245	1,258
5.00%, 09/15/2038	215	217
5.00%, 09/15/2043	645	649
5.00%, 09/15/2048	1,335	1,343
New Caney Independent School District
4.00%, 02/15/2054	1,500	1,425
New Hope Cultural Education Facilities Finance Corp.
0.00%, 11/15/2061 (1)	484	183
3.38%, 08/15/2029 (4)	250	234

The accompanying notes are an integral part of these financial statements.

391

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 6.83% – (continued)
4.00%, 11/01/2055	$250	$216
5.00%, 04/01/2027	1,260	1,321
5.00%, 04/01/2029	1,395	1,396
5.00%, 04/01/2030	35	35
5.00%, 04/01/2031	335	343
5.00%, 10/01/2031	230	226
5.00%, 11/01/2031	1,750	1,791
5.00%, 10/01/2032	30	29
5.00%, 10/01/2033	70	68
5.00%, 10/01/2034	255	248
5.00%, 04/01/2035	105	106
5.00%, 07/01/2035	2,100	1,998
5.00%, 04/01/2036	820	841
5.00%, 04/01/2036	1,000	1,025
5.00%, 11/15/2036	35	36
5.00%, 04/01/2037	2,515	2,636
5.00%, 01/01/2039	250	213
5.00%, 10/01/2039	350	328
5.00%, 07/01/2040	4,000	3,551
5.00%, 11/01/2040	1,125	1,139
5.00%, 04/01/2042	135	142
5.00%, 04/01/2046	1,060	1,060
5.00%, 11/15/2046	105	108
5.00%, 04/01/2047	410	414
5.00%, 07/01/2047	1,075	1,023
5.00%, 04/01/2048	1,250	1,282
5.00%, 08/15/2049 (4)	250	241
5.00%, 01/01/2055	150	112
5.00%, 07/01/2057	680	553
5.00%, 07/01/2058	475	480
5.25%, 10/01/2049	1,020	926
5.38%, 11/15/2036	35	32
5.50%, 07/01/2045	1,600	1,270
5.50%, 11/15/2046	70	59
5.50%, 11/15/2052	320	261
5.50%, 07/01/2054	1,190	882
Newark Higher Education Finance Corp.
4.00%, 08/15/2041	250	224
4.00%, 08/15/2051	225	187
North Texas Tollway Authority
4.25%, 01/01/2049	500	490
5.00%, 01/01/2033	3,150	3,165
5.00%, 01/01/2039	170	172
Permanent University Fund – Texas A&M University System
5.00%, 07/01/2042	2,000	2,194
Port of Beaumont Navigation District
2.88%, 01/01/2041 (4)	1,000	764
3.00%, 01/01/2050 (4)	170	118
3.63%, 01/01/2035 (4)	1,770	1,604
4.00%, 01/01/2050 (4)	1,295	1,086
5.13%, 01/01/2044 (4)	1,400	1,403
Prosper Independent School District
4.00%, 02/15/2053	2,000	1,903
San Antonio Water System
5.00%, 05/15/2050	250	263
Tarrant County Cultural Education Facilities Finance Corp.
4.00%, 05/15/2027	80	79
5.00%, 11/15/2035 (2)(3)	830	22

The accompanying notes are an integral part of these financial statements.

392

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 6.83% – (continued)
5.00%, 11/15/2035	$1,750	$1,733
5.00%, 11/15/2037	170	171
5.00%, 11/15/2040	265	265
5.00%, 11/15/2040	1,800	1,728
5.00%, 05/15/2045	50	46
5.00%, 11/15/2045 (2)(3)	1,542	42
5.00%, 11/15/2046	1,900	1,839
5.25%, 11/15/2047 (2)(3)	108	3
5.75%, 12/01/2054 (2)(3)	1,036	652
Tarrant County Hospital District
5.25%, 08/15/2048	2,145	2,349
Texas City Independent School District
4.00%, 08/15/2053	255	243
Texas Department of Housing & Community Affairs
5.75%, 07/01/2054	2,000	2,163
6.00%, 03/01/2054	95	104
Texas Municipal Gas Acquisition & Supply Corp. I
6.25%, 12/15/2026	1,725	1,776
Texas Municipal Gas Acquisition & Supply Corp. II
4.39% (3 Month Term SOFR + 0.86%), 09/15/2027 (5)	500	500
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2027	255	262
Texas Municipal Gas Acquisition & Supply Corp. IV
5.50%, 01/01/2054 (1)	1,000	1,071
5.50%, 01/01/2054 (1)	1,100	1,228
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 06/30/2039	1,650	1,643
5.00%, 12/31/2034	3,000	3,199
5.00%, 12/31/2050	5,410	5,441
5.00%, 06/30/2058	10,865	11,082
5.50%, 12/31/2058	1,875	2,033
Texas Transportation Commission
5.00%, 04/01/2025	400	405
Texas Transportation Commission State Highway 249 System
5.00%, 08/01/2057	3,680	3,742
Texas Water Development Board
4.00%, 10/15/2045	2,000	1,963
4.00%, 10/15/2051	1,000	951
Town of Little Elm TX
5.38%, 09/01/2051 (4)	700	684
5.75%, 09/01/2053 (4)	650	647
Waxahachie Independent School District
4.00%, 02/15/2053	1,000	951

Total Texas		216,290

Utah – 1.09%
Black Desert Public Infrastructure District
5.63%, 12/01/2053 (4)	4,700	4,829
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2043	235	241
5.00%, 07/01/2046	395	411
5.00%, 07/01/2047	5,000	5,046
5.25%, 07/01/2048	3,000	3,081
Firefly Public Infrastructure District No 1
6.63%, 03/01/2054 (4)	1,340	1,376
Firefly Public Infrastructure District No 1 Assessment Area No 1
5.63%, 12/01/2043 (4)	3,325	3,417
Jordanelle Ridge Public Infrastructure District No 2
7.75%, 03/01/2054 (4)	660	667

The accompanying notes are an integral part of these financial statements.

393

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utah – 1.09% – (continued)
Mida Mountain Village Public Infrastructure District
4.00%, 08/01/2024 (4)	$1,120	$1,119
4.00%, 08/01/2027 (4)	885	875
4.00%, 08/01/2031 (4)	1,000	972
4.00%, 08/01/2050 (4)	915	777
4.50%, 08/01/2040 (4)	1,250	1,199
5.00%, 08/01/2050 (4)	250	244
Military Installation Development Authority
4.00%, 06/01/2041	200	175
4.00%, 06/01/2041	1,415	1,236
4.00%, 06/01/2052	4,145	3,359
UIPA Crossroads Public Infrastructure District
4.38%, 06/01/2052 (4)	4,365	4,120
University of Utah
5.00%, 08/01/2042	900	1,015
Utah Housing Corp.
6.00%, 07/01/2054	50	55
Wood Ranch Public Infrastructure District
5.63%, 12/01/2053 (4)	140	140

Total Utah		34,354

Vermont – 0.04%
Vermont Economic Development Authority
4.00%, 05/01/2045	1,165	991
Vermont Student Assistance Corp.
2.38%, 06/15/2039	200	180
4.00%, 06/15/2041	185	173

Total Vermont		1,344

Virgin Islands – 0.22%
Matching Fund Special Purpose Securitization Corp.
5.00%, 10/01/2028	535	552
5.00%, 10/01/2030	775	812
5.00%, 10/01/2039	2,000	2,065
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	2,800	2,827
5.00%, 10/01/2039 (4)	600	565

Total Virgin Islands		6,821

Virginia – 3.50%
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2046	5,610	5,651
5.00%, 07/01/2051	1,670	1,677
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
4.88%, 07/15/2040	510	528
County of Botetourt VA
6.00%, 07/01/2034	1,995	1,997
Fairfax County Industrial Development Authority
4.00%, 05/15/2044	1,000	995
Farmville Industrial Development Authority
5.00%, 01/01/2032	1,000	1,027
5.00%, 01/01/2033	250	256
5.00%, 01/01/2040	190	192
5.00%, 01/01/2048	500	490
5.00%, 01/01/2050	1,000	972
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500	500
Hanover County Economic Development Authority
4.00%, 07/01/2040 (4)	2,000	1,624
4.00%, 07/01/2047 (4)	2,000	1,478

The accompanying notes are an integral part of these financial statements.

394

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Virginia – 3.50% – (continued)
5.00%, 07/01/2038	$250	$235
Henrico County Economic Development Authority
5.00%, 06/01/2039	300	304
5.00%, 10/01/2047	1,185	1,236
5.00%, 12/01/2047	250	251
James City County Economic Development Authority
4.00%, 12/01/2040	100	89
4.00%, 06/01/2041	125	108
4.00%, 06/01/2047	385	308
4.00%, 12/01/2050	1,000	801
5.50%, 12/01/2028	1,270	1,277
5.75%, 12/01/2028	90	91
6.88%, 12/01/2058	70	77
Louisa Industrial Development Authority
3.80%, 11/01/2035 (1)	1,405	1,409
Lynchburg Economic Development Authority
3.00%, 01/01/2051	250	189
4.00%, 01/01/2055	345	322
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	415	413
5.00%, 01/01/2035	275	272
5.00%, 01/01/2046	590	528
5.00%, 01/01/2049	720	630
5.38%, 01/01/2035	425	426
5.38%, 01/01/2046	290	274
Stafford County Economic Development Authority
5.00%, 06/15/2033	70	71
5.00%, 06/15/2035	90	92
Tobacco Settlement Financing Corp.
0.00%, 06/01/2047	4,835	1,343
5.00%, 06/01/2047	13,005	12,178
Virginia Beach Development Authority
6.25%, 09/01/2030	250	260
7.00%, 09/01/2059	550	627
Virginia College Building Authority
5.00%, 07/01/2024 (4)	100	100
5.00%, 07/01/2025 (4)	100	100
5.00%, 07/01/2030 (4)	820	813
5.00%, 07/01/2045 (4)	710	651
5.00%, 07/01/2045 (4)	3,905	3,582
5.25%, 07/01/2030 (4)	100	100
5.25%, 07/01/2035 (4)	1,120	1,121
Virginia Housing Development Authority
5.25%, 11/01/2057	1,350	1,385
Virginia Small Business Financing Authority
4.00%, 07/01/2029	1,220	1,226
4.00%, 01/01/2036	2,000	2,015
4.00%, 01/01/2037	1,515	1,522
4.00%, 01/01/2038	330	330
4.00%, 01/01/2039	6,770	6,689
4.00%, 01/01/2040	2,750	2,642
4.00%, 01/01/2040	5,965	5,830
4.00%, 01/01/2041	185	176
4.00%, 01/01/2042	205	194
4.00%, 01/01/2045	650	605
4.00%, 01/01/2048	9,475	8,665
4.00%, 12/01/2051	300	255
5.00%, 07/01/2035	305	325

The accompanying notes are an integral part of these financial statements.

395

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Virginia – 3.50% – (continued)
5.00%, 01/01/2036	$70	$75
5.00%, 07/01/2037	160	170
5.00%, 12/31/2047	5,025	5,200
5.00%, 01/01/2048 (1)(4)	500	500
5.00%, 12/31/2049	4,050	4,103
5.00%, 12/31/2052	10,570	10,686
5.00%, 12/31/2056	8,315	8,396
5.00%, 12/31/2057	2,255	2,315

Total Virginia		110,969

Washington – 1.31%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,180	1,177
Kalispel Tribe of Indians
5.00%, 01/01/2032 (4)	1,225	1,266
5.25%, 01/01/2038 (4)	770	798
Port of Seattle WA
5.00%, 08/01/2042	150	158
Skagit County Public Hospital District No 1
5.50%, 12/01/2041	300	324
5.50%, 12/01/2054	2,715	2,888
State of Washington
5.00%, 07/01/2024	1,500	1,500
5.00%, 06/01/2044	1,240	1,338
5.00%, 08/01/2044	1,000	1,090
Washington Health Care Facilities Authority
5.00%, 08/15/2025	1,800	1,822
5.00%, 12/01/2036	275	285
Washington Higher Education Facilities Authority
4.00%, 05/01/2045	1,000	935
4.00%, 05/01/2050	950	862
Washington State Convention Center Public Facilities District
3.00%, 07/01/2034	375	338
3.00%, 07/01/2035	295	263
3.00%, 07/01/2048	1,290	954
3.00%, 07/01/2058	225	164
3.00%, 07/01/2058	1,275	898
4.00%, 07/01/2031	2,610	2,577
4.00%, 07/01/2058	100	88
5.00%, 07/01/2033	100	105
5.00%, 07/01/2034	550	582
5.00%, 07/01/2048	200	205
5.00%, 07/01/2058	2,000	2,043
Washington State Housing Finance Commission
3.38%, 04/20/2037	2,936	2,629
3.50%, 12/20/2035	5,433	4,937
4.00%, 07/01/2026 (4)	510	494
5.00%, 07/01/2031 (4)	1,000	974
5.00%, 07/01/2038 (4)	100	98
5.00%, 01/01/2046 (4)	220	190
5.00%, 07/01/2046 (4)	625	542
5.00%, 07/01/2048	100	103
5.00%, 07/01/2048 (4)	145	131
5.00%, 07/01/2048 (4)	195	149
5.00%, 01/01/2051 (4)	455	378
5.00%, 07/01/2051 (4)	650	545
5.00%, 07/01/2053 (4)	480	356
5.00%, 07/01/2054	4,395	4,506

The accompanying notes are an integral part of these financial statements.

396

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Washington – 1.31% – (continued)
5.00%, 01/01/2055 (4)	$3,200	$2,628
5.00%, 01/01/2056 (4)	250	207

Total Washington		41,527

West Virginia – 0.56%
Monongalia County Commission Excise Tax District
4.13%, 06/01/2043 (4)	850	753
4.88%, 06/01/2043 (4)	340	328
5.50%, 06/01/2037 (4)	365	374
5.75%, 06/01/2043 (4)	365	374
7.00%, 06/01/2043 (4)	915	977
West Virginia Economic Development Authority
3.99%, 02/01/2036 (1)	2,200	2,200
4.70%, 04/01/2036 (1)	5,150	5,207
5.00%, 07/01/2045 (1)	3,635	3,647
West Virginia Hospital Finance Authority
5.00%, 01/01/2026	1,370	1,379
6.00%, 09/01/2053	1,300	1,466
West Virginia Parkways Authority
4.00%, 06/01/2051	1,155	1,101

Total West Virginia		17,806

Wisconsin – 2.75%
Public Finance Authority
3.00%, 04/01/2025 (4)	75	74
4.00%, 09/01/2024 (4)	55	55
4.00%, 06/15/2029 (4)	45	43
4.00%, 07/01/2030 (4)	25	24
4.00%, 04/01/2032 (4)	210	210
4.00%, 08/01/2035	7,810	7,388
4.00%, 06/01/2036 (4)	100	92
4.00%, 11/15/2037	150	149
4.00%, 07/01/2041	1,315	1,090
4.00%, 12/01/2041 (4)	1,150	1,019
4.00%, 01/01/2042	325	308
4.00%, 04/01/2042 (4)	2,100	1,960
4.00%, 07/01/2046	1,125	902
4.00%, 01/01/2047	250	226
4.00%, 06/01/2051 (4)	715	551
4.00%, 07/01/2051 (4)	450	383
4.00%, 07/01/2051	840	637
4.00%, 09/30/2051	1,000	848
4.00%, 04/01/2052 (4)	1,350	1,183
4.00%, 06/01/2056 (4)	2,675	2,035
4.00%, 06/01/2061 (4)	100	74
4.00%, 07/01/2061 (4)	1,280	1,043
4.05%, 11/01/2030	170	167
4.25%, 07/01/2054	8,895	7,023
4.30%, 11/01/2030	3,105	3,086
4.75%, 03/01/2052	200	187
5.00%, 12/01/2025	1,955	1,963
5.00%, 06/01/2029 (4)	255	258
5.00%, 09/01/2030 (4)	55	55
5.00%, 06/15/2034	500	514
5.00%, 06/01/2037 (4)	1,035	1,037
5.00%, 06/15/2037 (4)	1,130	1,101
5.00%, 07/01/2037	880	880
5.00%, 09/01/2038 (4)	115	112

The accompanying notes are an integral part of these financial statements.

397

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Wisconsin – 2.75% – (continued)
5.00%, 06/15/2039 (4)	$70	$66
5.00%, 06/15/2039	500	508
5.00%, 06/15/2039 (4)	640	640
5.00%, 04/01/2040 (4)	400	413
5.00%, 07/01/2040 (4)	650	619
5.00%, 06/01/2041 (4)	550	557
5.00%, 11/15/2041	445	463
5.00%, 10/01/2043 (4)	155	152
5.00%, 01/01/2046	750	719
5.00%, 07/01/2047	135	134
5.00%, 10/01/2048 (4)	1,735	1,648
5.00%, 06/15/2049 (4)	420	402
5.00%, 06/15/2049 (4)	870	775
5.00%, 06/15/2049	1,100	1,094
5.00%, 09/01/2049 (4)	125	109
5.00%, 04/01/2050 (4)	450	455
5.00%, 06/01/2050 (4)	750	693
5.00%, 06/15/2051 (4)	200	183
5.00%, 02/01/2052	2,155	2,204
5.00%, 06/01/2052 (4)	1,235	1,136
5.00%, 07/01/2052	290	284
5.00%, 10/01/2053 (4)	915	853
5.00%, 06/15/2054 (4)	655	617
5.00%, 09/01/2054 (4)	625	572
5.00%, 07/01/2055 (4)	650	572
5.00%, 01/01/2056 (4)	1,055	978
5.00%, 06/15/2056 (4)	130	117
5.00%, 05/01/2060 (4)	5,245	3,868
5.00%, 02/01/2062	290	295
5.13%, 06/15/2047 (4)	180	165
5.25%, 05/15/2037 (4)	485	490
5.25%, 07/01/2042	1,405	1,524
5.25%, 05/15/2047 (4)	835	814
5.25%, 05/15/2052 (4)	155	148
5.25%, 07/01/2061 (4)	565	493
5.38%, 12/15/2032 (4)	700	700
5.38%, 07/01/2047	2,135	2,302
5.38%, 07/15/2047 (4)	100	101
5.50%, 12/15/2028 (4)	750	752
5.75%, 07/01/2053 (4)	385	416
5.75%, 07/01/2062	1,500	1,636
5.75%, 07/01/2063 (4)	2,700	2,896
5.88%, 11/15/2027 (4)	750	740
6.13%, 12/15/2029 (4)	250	245
6.13%, 11/15/2037 (4)	1,000	979
6.25%, 11/15/2029	250	249
6.25%, 06/15/2053 (4)	1,930	1,975
6.63%, 07/01/2053 (4)	500	523
7.05%, 09/01/2046 (1)(4)	795	780
9.00%, 05/01/2071 (4)	2,425	2,119
10.00%, 11/01/2038 (4)	950	1,025
Wisconsin Health & Educational Facilities Authority
3.00%, 12/01/2031	90	78
4.00%, 09/15/2036	55	52
4.00%, 09/15/2041	50	45
4.00%, 09/15/2041	1,010	908
4.00%, 09/15/2045	45	39
4.00%, 09/15/2045	950	819

The accompanying notes are an integral part of these financial statements.

398

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Wisconsin – 2.75% – (continued)
4.20%, 08/15/2028	$400	$397
4.25%, 08/01/2034	500	476
4.50%, 02/15/2054	1,100	1,090
5.00%, 06/01/2037	75	73
5.00%, 06/01/2041	570	534
5.00%, 08/01/2049	500	457
5.50%, 02/15/2054	1,335	1,419
6.13%, 10/01/2059	1,385	1,409
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
6.00%, 03/01/2055	400	434

Total Wisconsin		87,105

Total Municipal Bonds (Cost: $3,071,888)		3,124,138

	Shares (000s)	Value (000s)
COMMON STOCKS – 0.00% (7)
Basic Materials – 0.00% (7)
Ingevity Corp. (3)(6)	0	3

Total Basic Materials		3

Consumer, Cyclical – 0.00% (7)
United Airlines Holdings, Inc. (3)(6)	0	1

Total Consumer, Cyclical		1

Industrials – 0.00% (7)
Westrock Co. (6)	0	21

Total Industrials		21

Total Common Stocks (Cost: $19)		25

SHORT-TERM INVESTMENTS – 0.38%
Money Market Funds – 0.22%
Fidelity Institutional Money Market Government Fund – Class I, 5.25% (8)	7,041	7,041

Total Money Market Funds (Cost: $7,041)		7,041

	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills – 0.16%
United States Treasury Bill, 0.00%, 07/18/2024	$5,000	4,987

Total U.S. Treasury Bills (Cost: $4,987)		4,987

Time Deposits – 0.00% (7)
Citibank, New York, 4.83% due 07/01/2024	93	93

Total Time Deposits (Cost: $93)		93

Total Short-Term Investments (Cost: $12,121)		12,121

TOTAL INVESTMENTS IN SECURITIES – 99.06% (Cost: $3,084,028)		3,136,284

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.94%		29,763

TOTAL NET ASSETS – 100.00%		$3,166,047

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of June 30, 2024.

The accompanying notes are an integral part of these financial statements.

399

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

(2)	Security in default as of June 30, 2024. The value of these securities totals $23,919, which represents 0.76% of total net assets.

(3)	Non-income producing security.

(4)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $606,276, which represents 19.15% of total net assets.

(5)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2024.

(6)	A zero balance may reflect actual amounts rounding to less than one thousand.

(7)	Amount calculated is less than 0.005%.

(8)	Represents annualized seven-day yield as of the close of the reporting period.

(9)	Security that is restricted at June 30, 2024. The value of these securities totals $590, which represents 0.02% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
108	U.S. 5 Year Note Future	Sep. 2024	$11,440	$11,511	$71

					$71

MUNICIPAL BONDS	Percentages of Net Assets
Education	8.55%
General Obligation	7.42
General Revenue	40.35
Healthcare	16.43
Housing	7.49
Transportation	12.55
Utilities	5.89

Total Municipal Bonds	98.68

COMMON STOCKS	Percentages of Net Assets
Basic Materials	0.00	(1)
Consumer, Cyclical	0.00	(1)
Industrials	0.00	(1)

Total Common Stocks	0.00	(1)

SHORT-TERM INVESTMENTS	0.38

TOTAL INVESTMENTS	99.06
OTHER ASSETS IN EXCESS OF LIABILITIES	0.94

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

400

Bridge Builder Large Cap Growth Fund

Schedule of Investments

June 30, 2024

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

COMMON STOCKS – 97.25%
Communication Services – 10.15%
Alphabet, Inc. – Class A	4,234	$771,203
Alphabet, Inc. – Class C	2,567	470,886
Liberty Broadband Corp. – Class C (1)(2)	0	27
Liberty Media Corp.-Liberty Formula One – Class C (2)	5	355
Live Nation Entertainment, Inc. (2)	14	1,299
Meta Platforms, Inc. – Class A	1,329	670,153
Netflix, Inc. (2)	675	455,605
Nexstar Media Group, Inc. – Class A (1)	0	57
Pinterest, Inc. – Class A (2)	60	2,660
ROBLOX Corp. – Class A (2)	53	1,966
Spotify Technology SA (2)	14	4,545
TKO Group Holdings, Inc. – Class A	1	149
Trade Desk, Inc. – Class A (2)	848	82,848
Trump Media & Technology Group Corp. (2)	1	22
Walt Disney Co.	742	73,714

Total Communication Services		2,535,489

Consumer Discretionary – 12.78%
Airbnb, Inc. – Class A (2)	558	84,586
Amazon.com, Inc. (2)	9,446	1,825,450
AutoZone, Inc. (2)	1	4,417
Booking Holdings, Inc.	3	12,423
Burlington Stores, Inc. (2)	6	1,344
Carvana Co. – Class A (2)	3	327
Cava Group, Inc. (2)	9	811
Chipotle Mexican Grill, Inc. – Class A (2)	931	58,297
Choice Hotels International, Inc.	1	149
Churchill Downs, Inc.	6	813
Coupang, Inc. – Class A (2)	106	2,223
Crocs, Inc. (2)	2	264
Darden Restaurants, Inc.	5	792
Deckers Outdoor Corp. (2)	3	2,525
Domino’s Pizza, Inc.	1	737
DoorDash, Inc. – Class A (2)	31	3,322
DraftKings, Inc. – Class A (2)	40	1,512
Duolingo, Inc. – Class A (2)	4	876
Dutch Bros, Inc. – Class A (2)	7	276
Etsy, Inc. (2)	5	304
Expedia Group, Inc. (2)	13	1,674
Five Below, Inc. (2)	2	235
Floor & Decor Holdings, Inc. – Class A (2)	2	246
H&R Block, Inc.	5	275
Hasbro, Inc.	10	557
Hilton Worldwide Holdings, Inc.	13	2,801
Home Depot, Inc.	469	161,330
Las Vegas Sands Corp.	32	1,403
Light & Wonder, Inc. (2)	7	786
Lululemon Athletica, Inc. (2)	12	3,624
McDonald’s Corp.	467	119,129
MercadoLibre, Inc. (2)	91	148,931
Murphy USA, Inc.	2	728
NIKE, Inc. – Class B	974	73,423
Norwegian Cruise Line Holdings Ltd. (2)	34	647
O’Reilly Automotive, Inc. (2)	5	5,662
Planet Fitness, Inc. – Class A (2)	3	219
Pool Corp.	3	982

	Shares (000s)	Value (000s)

Ross Stores, Inc.	6	$943
Royal Caribbean Cruises Ltd. (2)	8	1,198
SharkNinja, Inc.	3	223
Skechers USA, Inc. – Class A (2)	3	205
Starbucks Corp.	2,896	225,491
Tempur Sealy International, Inc.	13	636
Tesla, Inc. (2)	764	151,128
Texas Roadhouse, Inc. – Class A	7	1,240
TJX Companies, Inc.	66	7,282
TopBuild Corp. (1)(2)	0	64
Tractor Supply Co.	10	2,693
Ulta Beauty, Inc. (2)	4	1,420
Vail Resorts, Inc.	2	425
Valvoline, Inc. (2)	9	408
Wendy’s Co.	2	26
Williams-Sonoma, Inc.	3	906
Wingstop, Inc.	3	1,333
YETI Holdings, Inc. (2)	2	94
Yum! Brands, Inc.	2,067	273,859

Total Consumer Discretionary		3,193,674

Consumer Staples – 2.89%
Boston Beer Co., Inc. – Class A (2)	1	186
Brown-Forman Corp. – Class B	436	18,829
Casey’s General Stores, Inc.	1	368
Celsius Holdings, Inc. (2)	15	842
Clorox Co.	13	1,774
Coca-Cola Co.	2,293	145,919
Colgate-Palmolive Co.	45	4,336
Costco Wholesale Corp.	199	169,554
elf Beauty, Inc. (2)	6	1,216
Estee Lauder Companies, Inc. – Class A	460	48,896
Freshpet, Inc. (2)	1	145
Hershey Co.	1	234
Kimberly-Clark Corp.	14	1,982
Lamb Weston Holdings, Inc.	3	246
L’Oreal SA	90	39,766
Mondelez International, Inc. – Class A	1,118	73,170
Monster Beverage Corp. (2)	61	3,062
PepsiCo, Inc.	106	17,504
Performance Food Group Co. (1)(2)	0	26
Pilgrim’s Pride Corp. (2)	4	147
Procter & Gamble Co.	818	134,828
Sysco Corp.	818	58,431

Total Consumer Staples		721,461

Energy – 1.67%
Antero Midstream Corp.	4	55
Cheniere Energy, Inc.	11	1,855
Civitas Resources, Inc.	1	52
ConocoPhillips	1,560	178,490
Exxon Mobil Corp.	2,000	230,277
Hess Corp.	17	2,454
Permian Resources Corp. – Class A	5	73
Targa Resources Corp.	20	2,627
Texas Pacific Land Corp.	2	1,435
Weatherford International Plc (2)	6	722

Total Energy		418,040

The accompanying notes are an integral part of these financial statements.

401

Bridge Builder Large Cap Growth Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Financials – 15.22%
Allstate Corp.	3	$502
Ally Financial, Inc.	1	26
American Express Co.	1,598	370,004
Ameriprise Financial, Inc.	9	3,913
Aon Plc – Class A	906	265,934
Apollo Global Management, Inc.	39	4,599
Ares Management Corp. – Class A	16	2,175
Arthur J. Gallagher & Co.	2	508
Bank of America Corp.	6,626	263,508
Blackstone, Inc. – Class A	524	64,876
Block, Inc. – Class A (2)	21	1,332
Blue Owl Capital, Inc. – Class A	41	733
Brown & Brown, Inc.	12	1,040
Charles Schwab Corp.	1,597	117,648
Chubb Ltd.	327	83,289
Coinbase Global, Inc. – Class A (2)	17	3,708
Commerce Bancshares, Inc.	769	42,888
Corpay, Inc. (2)	681	181,388
Credit Acceptance Corp. (1)(2)	0	109
Equitable Holdings, Inc.	31	1,270
Everest Group Ltd.	1	211
FactSet Research Systems, Inc.	1	423
Fiserv, Inc. (2)	19	2,807
Goldman Sachs Group, Inc.	428	193,438
Houlihan Lokey, Inc. – Class A	1	196
Intercontinental Exchange, Inc.	1,867	255,576
Jefferies Financial Group, Inc.	2	103
Kinsale Capital Group, Inc.	2	733
KKR & Co., Inc. – Class Miscella	20	2,110
Lazard, Inc. – Class A	6	239
LPL Financial Holdings, Inc.	7	1,882
Markel Group, Inc. (1)(2)	0	331
Marsh & McLennan Companies, Inc.	718	151,371
Mastercard, Inc. – Class A	331	146,204
Moody’s Corp.	16	6,582
Morgan Stanley	5	514
Morningstar, Inc.	3	896
MSCI, Inc. – Class A	529	255,004
NU Holdings Ltd. – Class A (2)	5,732	73,888
Progressive Corp.	212	44,070
Ryan Specialty Holdings, Inc. – Class A	12	706
S&P Global, Inc.	786	350,758
Shift4 Payments, Inc. – Class A (2)	4	293
Toast, Inc. – Class A (2)	41	1,051
Tradeweb Markets, Inc. – Class A	6	602
Visa, Inc. – Class A	3,122	819,466
Wells Fargo & Co.	1,443	85,679
Western Union Co.	6	68

Total Financials		3,804,651

Healthcare – 12.34%
AbbVie, Inc.	75	12,864
Align Technology, Inc. (2)	4	898
Alnylam Pharmaceuticals, Inc. (2)	11	2,772
Amgen, Inc.	41	12,791
Apellis Pharmaceuticals, Inc. (2)	7	264
Boston Scientific Corp. (2)	1,627	125,328
Bruker Corp.	4	283

	Shares (000s)	Value (000s)

Cardinal Health, Inc.	15	$1,506
Cencora, Inc. – Class A	17	3,797
Cerevel Therapeutics Holdings, Inc. (2)	3	136
Chemed Corp. (1)	0	211
Cigna Group	3	941
Danaher Corp.	1,715	428,436
DaVita, Inc. (2)	6	764
DexCom, Inc. (2)	40	4,479
Doximity, Inc. – Class A (2)	6	157
Edwards Lifesciences Corp. (2)	13	1,155
Elevance Health, Inc.	4	1,958
Eli Lilly & Co.	357	323,133
Exact Sciences Corp. (2)	4	170
Exelixis, Inc. (2)	29	651
GE HealthCare Technologies, Inc.	2	172
HCA Healthcare, Inc.	5	1,599
IDEXX Laboratories, Inc. (2)	8	4,024
Incyte Corp. (2)	3	193
Inspire Medical Systems, Inc. (2)	2	259
Insulet Corp. (2)	7	1,494
Intra-Cellular Therapies, Inc. (2)	9	612
Intuitive Surgical, Inc. (2)	239	106,521
Ionis Pharmaceuticals, Inc. (2)	15	734
IQVIA Holdings, Inc. (2)	353	74,563
Johnson & Johnson	1,132	165,432
Masimo Corp. (2)	2	266
McKesson Corp.	6	3,335
Medpace Holdings, Inc. (2)	3	1,147
Medtronic Plc	1,162	91,428
Merck & Co., Inc.	248	30,695
Molina Healthcare, Inc. (2)	3	928
Natera, Inc. (2)	12	1,259
Neurocrine Biosciences, Inc. (2)	11	1,464
Novo Nordisk – ADR	2,791	398,450
Penumbra, Inc. (2)	3	508
Regeneron Pharmaceuticals, Inc. (2)	1	1,024
ResMed, Inc.	3	602
Sarepta Therapeutics, Inc. (2)	9	1,499
Stryker Corp.	11	3,677
Thermo Fisher Scientific, Inc.	739	408,918
Ultragenyx Pharmaceutical, Inc. (2)	5	215
UnitedHealth Group, Inc.	1,332	678,426
Veeva Systems, Inc. – Class A (2)	14	2,508
Vertex Pharmaceuticals, Inc. (2)	194	90,889
Viking Therapeutics, Inc. (2)	7	394
Waters Corp. (2)	3	880
West Pharmaceutical Services, Inc.	5	1,540
Zoetis, Inc. – Class A	492	85,275

Total Healthcare		3,083,624

Industrials – 5.90%
3M Co.	11	1,151
AAON, Inc.	8	712
Advanced Drainage Systems, Inc.	3	477
Armstrong World Industries, Inc.	3	293
Automatic Data Processing, Inc.	38	8,962
Axon Enterprise, Inc. (2)	7	2,180
AZEK Co., Inc. – Class A (2)	7	280
Boeing Co. (2)	636	115,819

The accompanying notes are an integral part of these financial statements.

402

Bridge Builder Large Cap Growth Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Booz Allen Hamilton Holding Corp. – Class A	13	$2,039
Broadridge Financial Solutions, Inc.	11	2,171
Builders FirstSource, Inc. (1)(2)	0	27
BWX Technologies, Inc.	3	302
Canadian Pacific Kansas City Ltd.	3,297	259,542
Carlisle Companies, Inc.	1	381
Caterpillar, Inc.	204	67,809
Cintas Corp.	8	5,700
Comfort Systems USA, Inc.	4	1,163
Copart, Inc. (2)	82	4,438
Core & Main, Inc. – Class A (2)	8	386
Eaton Corp. Plc	211	66,248
EMCOR Group, Inc.	2	779
Equifax, Inc.	2	446
Expeditors International of Washington, Inc.	3	407
Fastenal Co.	49	3,070
Ferguson Plc	2	387
Generac Holdings, Inc. (2)	2	241
General Electric Co.	24	3,738
HEICO Corp.	409	91,508
HEICO Corp. – Class A	9	1,528
Honeywell International, Inc.	584	124,740
Howmet Aerospace, Inc.	1	57
Illinois Tool Works, Inc.	11	2,682
KBR, Inc.	1	77
Lennox International, Inc.	3	1,793
Lincoln Electric Holdings, Inc.	1	149
Lockheed Martin Corp.	7	3,226
Lyft, Inc. – Class A (2)	14	201
Nordson Corp.	278	64,394
Norfolk Southern Corp.	483	103,647
Old Dominion Freight Line, Inc.	276	48,732
Paychex, Inc.	12	1,459
Paycom Software, Inc.	2	312
Paylocity Holding Corp. (2)	3	429
Quanta Services, Inc.	5	1,220
Rockwell Automation, Inc.	165	45,369
Rollins, Inc.	30	1,451
Saia, Inc. (2)	2	845
Simpson Manufacturing Co., Inc.	1	196
Tetra Tech, Inc.	2	353
Trane Technologies Plc	8	2,593
TransDigm Group, Inc.	1	1,491
Trex Co., Inc. (2)	9	648
Uber Technologies, Inc. (2)	1,210	87,953
U-Haul Holding Co. – Class B	2	120
Union Pacific Corp.	29	6,545
United Rentals, Inc.	1	874
Veralto Corp.	12	1,156
Verisk Analytics, Inc. – Class A	14	3,853
Vertiv Holdings Co. – Class A	38	3,265
Waste Management, Inc.	1,493	318,543
WillScot Mobile Mini Holdings Corp. – Class A (2)	2	68
WW Grainger, Inc.	4	3,438
XPO, Inc. (2)	10	1,044

Total Industrials		1,475,107

	Shares (000s)	Value (000s)

Information Technology – 34.06%
Accenture Plc – Class A	489	$148,415
Adobe, Inc. (2)	327	181,710
Advanced Micro Devices, Inc. (2)	774	125,506
Amphenol Corp. – Class A	2,632	177,349
Analog Devices, Inc.	644	147,091
Appfolio, Inc. – Class A (2)	3	655
Apple, Inc.	5,815	1,224,758
Applied Materials, Inc.	915	216,002
AppLovin Corp. – Class A (2)	27	2,251
Arista Networks, Inc. (2)	26	9,029
ASML Holding NV – Class REG	27	27,113
Astera Labs, Inc. (2)	5	291
Atlassian Corp. – Class A (2)	15	2,680
Autodesk, Inc. (2)	900	222,616
Bentley Systems, Inc. – Class B	16	787
Broadcom, Inc.	312	500,985
Cadence Design Systems, Inc. (2)	340	104,684
CDW Corp.	163	36,424
Cloudflare, Inc. – Class A (2)	30	2,461
Cognex Corp.	4	174
Confluent, Inc. – Class A (2)	19	552
Crowdstrike Holdings, Inc. – Class A (2)	232	88,900
Datadog, Inc. – Class A (2)	30	3,896
Dell Technologies, Inc. – Class C	6	785
DocuSign, Inc. – Class A (2)	17	918
DoubleVerify Holdings, Inc. – Class Rights (2)	8	163
Dropbox, Inc. – Class A (2)	13	291
Dynatrace, Inc. (2)	26	1,162
Elastic NV (2)	9	1,034
Enphase Energy, Inc. (2)	12	1,147
Entegris, Inc.	17	2,242
EPAM Systems, Inc. (2)	1	199
Fair Isaac Corp. (2)	2	3,067
Five9, Inc. (2)	4	172
Fortinet, Inc. (2)	52	3,145
Gartner, Inc. (2)	393	176,406
Gitlab, Inc. – Class A (2)	9	437
Globant SA (2)	4	670
GoDaddy, Inc. – Class A (2)	15	2,046
Guidewire Software, Inc. (2)	5	632
HashiCorp, Inc. – Class A (2)	6	201
HP, Inc.	30	1,065
HubSpot, Inc. (2)	5	2,930
Intuit, Inc.	420	275,703
Jabil, Inc.	3	355
KLA Corp.	13	11,036
Lam Research Corp.	13	13,754
Lattice Semiconductor Corp. (2)	16	932
Manhattan Associates, Inc. (2)	6	1,598
Marvell Technology, Inc.	1,287	89,962
Microsoft Corp.	5,000	2,234,886
MicroStrategy, Inc. – Class A (1)(2)	0	110
MKS Instruments, Inc.	1	182
MongoDB, Inc. – Class A (2)	118	29,588
Monolithic Power Systems, Inc.	5	4,005
Motorola Solutions, Inc.	8	3,068
nCino, Inc. (2)	1	37

The accompanying notes are an integral part of these financial statements.

403

Bridge Builder Large Cap Growth Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

NetApp, Inc.	11	$1,415
Nutanix, Inc. – Class A (2)	8	444
NVIDIA Corp.	9,063	1,119,662
Okta, Inc. – Class A (2)	6	528
Onto Innovation, Inc. (2)	2	535
Oracle Corp.	158	22,311
Palantir Technologies, Inc. – Class A (2)	201	5,079
Palo Alto Networks, Inc. (2)	169	57,365
Pegasystems, Inc.	5	329
Procore Technologies, Inc. (2)	8	539
PTC, Inc. (2)	8	1,399
Pure Storage, Inc. – Class A (2)	29	1,842
QUALCOMM, Inc.	103	20,500
RingCentral, Inc. – Class A (2)	3	88
Salesforce, Inc.	1,479	380,215
ServiceNow, Inc. (2)	332	261,165
Smartsheet, Inc. – Class A (2)	15	676
Snowflake, Inc. – Class A (2)	229	30,925
Super Micro Computer, Inc. (2)	5	4,193
Synopsys, Inc. (2)	327	194,768
Teradata Corp. (2)	9	301
Teradyne, Inc.	15	2,269
Texas Instruments, Inc.	12	2,342
Twilio, Inc. – Class A (2)	1	55
Tyler Technologies, Inc. (2)	4	1,891
UiPath, Inc. – Class A (2)	22	275
Unity Software, Inc. (2)	5	79
Universal Display Corp.	4	744
VeriSign, Inc. (2)	1	227
Workday, Inc. – Class A (2)	1,384	309,430
Zebra Technologies Corp. – Class A (2)	1	196
Zscaler, Inc. (2)	10	1,846

Total Information Technology		8,511,890

Materials – 1.46%
Avery Dennison Corp.	406	88,691
Celanese Corp. – Class A	2	244
Cleveland-Cliffs, Inc. (2)	6	93
Eagle Materials, Inc.	2	411
Ecolab, Inc.	1,123	267,340
Louisiana-Pacific Corp.	3	261
Martin Marietta Materials, Inc.	1	294
RPM International, Inc.	2	262
Sealed Air Corp.	1	27
Sherwin-Williams Co.	21	6,315

	Shares (000s)	Value (000s)

Southern Copper Corp.	7	$770
Vulcan Materials Co.	4	955

Total Materials		365,663

Real Estate – 0.76%
American Tower Corp.	46	8,934
Equinix, Inc.	1	441
Iron Mountain, Inc.	14	1,223
Jones Lang LaSalle, Inc. (2)	1	158
Lamar Advertising Co. – Class A	1	120
Prologis, Inc.	1,568	176,144
Public Storage	3	801
Simon Property Group, Inc.	7	1,084

Total Real Estate		188,905

Utilities – 0.02%
Constellation Energy Corp.	5	1,097
NRG Energy, Inc.	9	699
Vistra Corp.	33	2,854

Total Utilities		4,650

Total Common Stocks (Cost: $14,010,775)		24,303,154

SHORT-TERM INVESTMENTS – 2.59%
Money Market Funds – 2.59%
Goldman Sachs Financial Square Government Fund – Class I, 5.21% (3)	647,107	647,107

Total Money Market Funds (Cost: $647,107)		647,107

Total Short-Term Investments (Cost: $647,107)		647,107

TOTAL INVESTMENTS IN SECURITIES – 99.84% (Cost: $14,657,882)		24,950,261

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.16%		41,195

TOTAL NET ASSETS – 100.00%		$24,991,456

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

(2)	Non-income producing security.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

404

Bridge Builder Large Cap Growth Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
16	NASDAQ 100 E-mini Future	Sep. 2024	$6,382	$6,377	$(5)
5	S&P 500 E-mini Future	Sep. 2024	1,378	1,381	3

					$(2)

The accompanying notes are an integral part of these financial statements.

405

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2024

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.42%
Communication Services – 6.12%
Alphabet, Inc. – Class C	1,525	$279,700
AT&T, Inc.	2,294	43,836
Charter Communications, Inc. – Class A (1)	4	1,257
Comcast Corp. – Class A	5,912	231,521
Electronic Arts, Inc.	1,139	158,729
ESC GCI Liberty, Inc. (1)(2)(3)	4	—
Fox Corp. – Class A	425	14,616
Fox Corp. – Class B	6	200
Frontier Communications Parent, Inc. (1)	11	288
IAC, Inc. (1)	3	158
Interpublic Group of Companies, Inc.	17	491
Iridium Communications, Inc.	5	130
Liberty Broadband Corp. – Class A (1)	1	31
Liberty Broadband Corp. – Class C (1)	4	205
Liberty Global Ltd. – Class A (1)	7	129
Liberty Global Ltd. – Class C (1)	8	138
Liberty Media Corp. – Liberty Formula One – Class A (1)	1	43
Liberty Media Corp. – Liberty Formula One – Class C (1)	6	406
Liberty Media Corp. – Liberty Live – Class A (1)	1	50
Liberty Media Corp. – Liberty Live – Class C (1)	2	95
Liberty Media Corp. – Liberty SiriusXM (1)	7	160
Liberty Media Corp. – Liberty SiriusXM – Class A (1)	4	86
Madison Square Garden Sports Corp. – Class A (1)	1	144
Match Group, Inc. (1)	12	360
Meta Platforms, Inc. – Class A	354	178,635
New York Times Co. – Class A	7	369
News Corp. – Class A	2,896	79,831
News Corp. – Class B	267	7,589
Nexstar Media Group, Inc. – Class A	55	9,051
Omnicom Group, Inc.	9	778
Paramount Global – Class A	1	17
Paramount Global – Class B	282	2,930
Playtika Holding Corp.	496	3,900
Roku, Inc. – Class A (1)	5	310
Shutterstock, Inc.	79	3,066
Sirius XM Holdings, Inc.	33	92
Take–Two Interactive Software, Inc. (1)	8	1,169
TEGNA, Inc.	350	4,880
TKO Group Holdings, Inc. – Class A	3	329
T–Mobile U.S., Inc.	399	70,365
TripAdvisor, Inc. (1)	5	81
Verizon Communications, Inc.	1,091	44,982
Walt Disney Co.	1,186	117,791
Warner Bros Discovery, Inc. (1)	4,393	32,687
ZoomInfo Technologies, Inc. – Class A (1)	14	178

Total Communication Services		1,291,803

Consumer Discretionary – 7.93%
Academy Sports & Outdoors, Inc.	104	5,554
ADT, Inc.	1,331	10,119
Adtalem Global Education, Inc. (1)	62	4,227

	Shares (000s)	Value (000s)
Advance Auto Parts, Inc.	3	$174
Amer Sports, Inc. (1)	5	68
Aptiv Plc (1)	782	55,037
Aramark	1,666	56,675
AutoNation, Inc. (1)	50	8,025
AutoZone, Inc. (1)(2)	0	199
Bath & Body Works, Inc.	10	394
Best Buy Co., Inc.	80	6,748
Birkenstock Holding Plc (1)	1	55
Bloomin’ Brands, Inc.	260	4,994
Booking Holdings, Inc.	30	118,800
BorgWarner, Inc.	160	5,158
Boyd Gaming Corp.	3	169
Bright Horizons Family Solutions, Inc. (1)	2	262
Brunswick Corp.	3	224
Caesars Entertainment, Inc. (1)	10	383
Capri Holdings Ltd. (1)	85	2,802
CarMax, Inc. (1)	7	480
Carnival Corp. (1)	5,226	97,837
Carter’s, Inc.	93	5,774
Carvana Co. – Class A (1)	3	395
Columbia Sportswear Co.	2	136
Compass Group Plc	3,309	90,146
Crocs, Inc. (1)	2	319
Darden Restaurants, Inc.	3	381
Dick’s Sporting Goods, Inc.	70	15,065
Dillard’s, Inc. – Class A (2)	0	61
Domino’s Pizza, Inc.	1	524
DoorDash, Inc. – Class A (1)	2	215
DR Horton, Inc.	13	1,872
Dutch Bros, Inc. – Class A (1)	2	103
eBay, Inc.	372	19,966
Etsy, Inc. (1)	2	107
Five Below, Inc. (1)(2)	0	54
Floor & Decor Holdings, Inc. – Class A (1)	3	297
Foot Locker, Inc.	33	830
Ford Motor Co.	1,048	13,141
GameStop Corp. – Class A (1)	12	298
Gap, Inc.	10	230
Garmin Ltd.	7	1,130
General Motors Co.	546	25,344
Gentex Corp.	10	349
Genuine Parts Co.	6	862
Grand Canyon Education, Inc. (1)	1	124
H&R Block, Inc.	5	271
Harley-Davidson, Inc.	233	7,822
Hasbro, Inc.	1	46
Hilton Worldwide Holdings, Inc.	5	1,170
Home Depot, Inc.	253	86,929
Hyatt Hotels Corp. – Class A	2	255
Kohl’s Corp.	726	16,692
Las Vegas Sands Corp.	2,277	100,745
La-Z-Boy, Inc.	211	7,855
Lear Corp.	3	289
Leggett & Platt, Inc.	7	75
Lennar Corp. – Class A	85	12,709
Lennar Corp. – Class B	1	71
Lithia Motors, Inc. – Class A	164	41,455
LKQ Corp.	12	496

The accompanying notes are an integral part of these financial statements.

406

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Lowe’s Companies, Inc.	26	$5,657
Lucid Group, Inc. (1)	36	93
Macy’s, Inc.	195	3,745
Marriott International, Inc. – Class A	301	72,892
Marriott Vacations Worldwide Corp.	36	3,158
Mattel, Inc. (1)	1,327	21,576
McDonald’s Corp.	612	155,902
MGM Resorts International (1)	11	485
Mohawk Industries, Inc. (1)	3	286
Newell Brands, Inc.	18	118
NIKE, Inc. – Class B	1,358	102,364
Nordstrom, Inc.	157	3,325
NVR, Inc. (1)(2)	0	979
Ollie’s Bargain Outlet Holdings, Inc. (1)	3	268
O’Reilly Automotive, Inc. (1)(2)	0	216
Penn Entertainment, Inc. (1)	7	135
Penske Automotive Group, Inc.	73	10,942
Phinia, Inc.	30	1,178
Planet Fitness, Inc. – Class A (1)	2	131
Polaris, Inc.	2	179
PulteGroup, Inc.	167	18,425
PVH Corp.	85	8,953
QuantumScape Corp. – Class A (1)	15	72
Ralph Lauren Corp. – Class A	2	302
RH (1)	1	131
Rivian Automotive, Inc. – Class A (1)	37	495
Ross Stores, Inc.	11	1,647
Royal Caribbean Cruises Ltd. (1)	7	1,105
Service Corp. International	6	454
SharkNinja, Inc.	1,007	75,655
Six Flags Entertainment Corp. (1)	2,022	67,009
Skechers USA, Inc. – Class A (1)	6	382
Starbucks Corp.	11	885
Tapestry, Inc.	11	456
Thor Industries, Inc.	49	4,568
TJX Companies, Inc.	1,348	148,426
Toll Brothers, Inc.	5	535
TopBuild Corp. (1)	1	504
Travel + Leisure Co.	3	138
Ulta Beauty, Inc. (1)(2)	0	111
Under Armour, Inc. – Class A (1)	8	55
Under Armour, Inc. – Class C (1)	9	56
United Parks & Resorts, Inc. (1)	1,239	67,273
Vail Resorts, Inc. (2)	0	49
VF Corp.	16	212
Wayfair, Inc. – Class A (1)	4	218
Wendy’s Co.	4	67
Whirlpool Corp.	70	7,151
Williams-Sonoma, Inc.	1	328
Wyndham Hotels & Resorts, Inc.	3	237
Wynn Resorts Ltd.	566	50,640
YETI Holdings, Inc. (1)	3	102
Yum! Brands, Inc.	8	1,030

Total Consumer Discretionary		1,674,287

Consumer Staples – 9.19%
Albertsons Companies, Inc. – Class A	433	8,554
Altria Group, Inc.	2,174	99,039
Archer-Daniels-Midland Co.	176	10,657
BellRing Brands, Inc. (1)	6	333

	Shares (000s)	Value (000s)
BJ’s Wholesale Club Holdings, Inc. (1)	6	$519
Boston Beer Co., Inc. – Class A (1)(2)	0	99
Brown-Forman Corp. – Class A	2	96
Brown-Forman Corp. – Class B	8	333
Bunge Global SA	95	10,165
Campbell Soup Co.	152	6,851
Casey’s General Stores, Inc.	1	523
Church & Dwight Co., Inc.	11	1,133
Coca-Cola Co.	1,825	116,164
Coca-Cola Consolidated, Inc. (2)	0	286
Colgate-Palmolive Co.	1,336	129,610
Conagra Brands, Inc.	1,481	42,097
Constellation Brands, Inc. – Class A	7	1,800
Costco Wholesale Corp.	65	55,114
Coty, Inc. – Class A (1)	18	177
Darling Ingredients, Inc. (1)	8	280
Diageo Plc – ADR	883	111,287
Diageo Plc	3,819	119,899
Dollar General Corp.	635	83,967
Dollar Tree, Inc. (1)	9	981
Edgewell Personal Care Co.	115	4,635
Estee Lauder Companies, Inc. – Class A	7	702
Flowers Foods, Inc.	9	205
Freshpet, Inc. (1)	1	184
General Mills, Inc.	137	8,673
Grocery Outlet Holding Corp. (1)	4	96
Heineken Holding NV	1,429	112,647
Herbalife Ltd. (1)	208	2,158
Hershey Co.	6	1,046
Hormel Foods Corp.	13	396
Ingredion, Inc.	91	10,484
J.M. Smucker Co.	5	504
Kellanova	12	677
Kenvue, Inc.	2,483	45,135
Kerry Group Plc – Class A	1,380	111,863
Keurig Dr Pepper, Inc.	2,690	89,835
Kimberly-Clark Corp.	447	61,790
Kraft Heinz Co.	463	14,925
Kroger Co.	476	23,763
Lamb Weston Holdings, Inc.	4	368
Maplebear, Inc. (1)	8	248
McCormick & Co., Inc.	11	800
Molson Coors Beverage Co. – Class B	278	14,123
Mondelez International, Inc. – Class A	117	7,683
Monster Beverage Corp. (1)	7	339
PepsiCo, Inc.	724	119,464
Performance Food Group Co. (1)	6	388
Philip Morris International, Inc.	2,510	254,339
Pilgrim’s Pride Corp. (1)	2	68
Post Holdings, Inc. (1)	2	230
Procter & Gamble Co.	865	142,681
Reynolds Consumer Products, Inc.	2	65
Seaboard Corp. (2)	0	44
Spectrum Brands Holdings, Inc.	70	5,990
Sprouts Farmers Market, Inc. (1)	93	7,755
Sysco Corp.	8	604
Target Corp.	21	3,069
Tyson Foods, Inc. – Class A	572	32,659
US Foods Holding Corp. (1)	10	544
Walgreens Boots Alliance, Inc.	239	2,895
Walmart, Inc.	841	56,927

Total Consumer Staples		1,940,965

The accompanying notes are an integral part of these financial statements.

407

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Energy – 5.83%
Antero Midstream Corp.	9	$138
Antero Resources Corp. (1)	13	424
APA Corp.	223	6,551
Baker Hughes Co. – Class A	543	19,101
California Resources Corp.	141	7,504
Cheniere Energy, Inc.	5	879
Chesapeake Energy Corp.	24	1,933
Chevron Corp.	122	19,158
Chord Energy Corp.	3	464
Civitas Resources, Inc.	3	224
ConocoPhillips	233	26,639
Coterra Energy, Inc.	33	886
Devon Energy Corp.	28	1,336
Diamondback Energy, Inc.	8	1,595
DT Midstream, Inc.	5	326
Enbridge, Inc.	2,647	94,196
EOG Resources, Inc.	1,130	142,186
EQT Corp.	696	25,752
Exxon Mobil Corp.	1,943	223,674
Halliburton Co.	2,122	71,686
Hess Corp.	604	89,119
HF Sinclair Corp.	191	10,180
Kinder Morgan, Inc.	87	1,726
Marathon Oil Corp.	928	26,600
Marathon Petroleum Corp.	113	19,669
Matador Resources Co.	5	290
NOV, Inc.	19	356
Occidental Petroleum Corp.	29	1,799
ONEOK, Inc.	26	2,132
Ovintiv, Inc.	12	563
Permian Resources Corp. – Class A	22	357
Phillips 66	704	99,334
Plains GP Holdings LP – Class A (1)	3,107	58,479
Range Resources Corp.	11	356
Schlumberger NV	2,185	103,073
Scorpio Tankers, Inc.	95	7,690
Southwestern Energy Co. (1)	49	331
Suncor Energy, Inc.	730	27,809
TC Energy Corp.	385	14,573
TechnipFMC Plc	19	502
TotalEnergies SE – ADR	196	13,062
TotalEnergies SE	1,068	71,505
Valero Energy Corp.	93	14,595
Viper Energy, Inc. – Class A	3	109
Vitesse Energy, Inc.	22	514
Williams Companies, Inc.	510	21,668

Total Energy		1,231,043

Financials – 19.72%
Affiliated Managers Group, Inc.	51	7,894
Affirm Holdings, Inc. – Class A (1)	10	308
Aflac, Inc.	234	20,918
AGNC Investment Corp.	31	297
Allstate Corp.	540	86,187
Ally Financial, Inc.	11	421
American Express Co.	669	154,792
American Financial Group, Inc.	67	8,232
American International Group, Inc.	2,298	170,602

	Shares (000s)	Value (000s)
Ameriprise Financial, Inc.	51	$21,998
Annaly Capital Management, Inc.	150	2,857
Aon Plc – Class A	9	2,582
Apollo Global Management, Inc.	96	11,374
Arch Capital Group Ltd. (1)	1,389	140,173
Ares Capital Corp.	394	8,209
Arthur J. Gallagher & Co.	9	2,334
Associated Banc-Corp.	243	5,129
Assurant, Inc.	2	387
Assured Guaranty Ltd.	2	183
Axis Capital Holdings Ltd.	806	56,940
Bank of America Corp.	5,488	218,257
Bank of New York Mellon Corp.	569	34,075
Bank OZK	173	7,082
BankUnited, Inc.	162	4,727
Berkshire Hathaway, Inc. – Class B (1)	466	189,384
BlackRock, Inc. – Class A	7	5,209
Block, Inc. – Class A (1)	14	927
Blue Owl Capital Corp.	276	4,236
BOK Financial Corp.	1	93
Brighthouse Financial, Inc. (1)	3	126
Brown & Brown, Inc.	6	536
Capital One Financial Corp.	61	8,412
Carlyle Group, Inc.	10	394
CBOE Global Markets, Inc.	5	804
Charles Schwab Corp.	892	65,707
Chubb Ltd.	1,000	255,203
Cincinnati Financial Corp.	7	810
Citigroup, Inc.	1,232	78,175
Citizens Financial Group, Inc.	395	14,224
CME Group, Inc. – Class A	473	93,082
CNA Financial Corp.	140	6,438
Coinbase Global, Inc. – Class A (1)	1	314
Columbia Banking System, Inc.	9	182
Comerica, Inc.	6	301
Commerce Bancshares, Inc.	5	298
Credit Acceptance Corp. (1)(2)	0	30
Cullen/Frost Bankers, Inc.	3	268
Discover Financial Services	69	9,065
East West Bancorp, Inc.	6	452
Equitable Holdings, Inc.	1,307	53,422
Essent Group Ltd.	99	5,579
Euronet Worldwide, Inc. (1)	2	200
Evercore, Inc. – Class A	2	343
Everest Group Ltd.	20	7,625
FactSet Research Systems, Inc.	1	449
Fidelity National Financial, Inc.	11	559
Fidelity National Information Services, Inc.	1,194	89,982
Fifth Third Bancorp	1,175	42,870
First American Financial Corp.	5	259
First Citizens BancShares, Inc. – Class A	1	904
First Hawaiian, Inc.	6	122
First Horizon Corp.	875	13,804
Fiserv, Inc. (1)	888	132,396
FNB Corp.	403	5,508
Franklin Resources, Inc.	13	285
Global Payments, Inc.	52	5,058
Globe Life, Inc.	4	346
Goldman Sachs Group, Inc.	361	163,316

The accompanying notes are an integral part of these financial statements.

408

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Hanover Insurance Group, Inc.	2	$223
Hartford Financial Services Group, Inc.	714	71,832
Houlihan Lokey, Inc. – Class A	2	282
Huntington Bancshares, Inc.	3,152	41,546
Interactive Brokers Group, Inc. – Class A	5	570
Intercontinental Exchange, Inc.	25	3,485
Invesco Ltd.	17	256
Jack Henry & Associates, Inc.	3	539
Janus Henderson Group Plc	6	195
Jefferies Financial Group, Inc.	1,967	97,869
JP Morgan Chase & Co.	549	111,031
Kemper Corp.	3	165
KeyCorp	41	589
KKR & Co., Inc. – Class Miscella	21	2,261
Lazard, Inc. – Class A (2)	0	12
Lincoln National Corp.	132	4,104
Loews Corp.	507	37,866
M&T Bank Corp.	425	64,353
Markel Group, Inc. (1)(2)	0	692
MarketAxess Holdings, Inc.	2	332
Marsh & McLennan Companies, Inc.	564	118,860
Mastercard, Inc. – Class A	288	127,160
MetLife, Inc.	1,181	82,926
MGIC Investment Corp.	478	10,304
Morgan Stanley	1,171	113,828
Mr Cooper Group, Inc. (1)	72	5,857
MSCI, Inc. – Class A	1	698
Nasdaq, Inc.	17	1,002
Navient Corp.	415	6,042
Northern Trust Corp.	9	761
Old Republic International Corp.	11	349
OneMain Holdings, Inc. – Class A	5	245
PayPal Holdings, Inc. (1)	1,675	97,216
Pinnacle Financial Partners, Inc.	4	286
PNC Financial Services Group, Inc.	966	150,139
Popular, Inc.	3	253
Primerica, Inc.	2	366
Principal Financial Group, Inc.	10	820
Progressive Corp.	4	854
Prosperity Bancshares, Inc.	4	250
Prudential Financial, Inc.	16	1,887
Radian Group, Inc.	311	9,663
Raymond James Financial, Inc.	8	1,047
Regions Financial Corp.	677	13,564
Reinsurance Group of America, Inc. – Class A	44	9,082
RenaissanceRe Holdings Ltd.	2	519
Rithm Capital Corp.	556	6,062
RLI Corp.	2	225
Robinhood Markets, Inc. – Class A (1)	30	676
Rocket Companies, Inc. – Class A (1)	4	61
S&P Global, Inc.	86	38,181
SEI Investments Co.	5	293
SLM Corp.	10	203
SoFi Technologies, Inc. (1)	39	257
Starwood Property Trust, Inc.	14	260
State Street Corp.	304	22,526
Stifel Financial Corp.	89	7,451
Synchrony Financial	234	11,059
Synovus Financial Corp.	7	263

	Shares (000s)	Value (000s)
T Rowe Price Group, Inc.	10	$1,133
TFS Financial Corp.	4	44
TPG, Inc. – Class A	2	102
Tradeweb Markets, Inc. – Class A	3	333
Travelers Companies, Inc.	10	2,081
Truist Financial Corp.	198	7,708
Unum Group	132	6,754
US Bancorp	3,576	141,969
UWM Holdings Corp.	3	18
Virtu Financial, Inc. – Class A	4	90
Visa, Inc. – Class A	841	220,608
Voya Financial, Inc.	78	5,517
Webster Financial Corp.	8	333
Wells Fargo & Co.	3,111	184,790
Western Alliance Bancorp	5	302
Western Union Co.	398	4,860
WEX, Inc. (1)	2	300
White Mountains Insurance Group Ltd. (2)	0	224
Willis Towers Watson Plc	297	77,922
Wintrust Financial Corp.	3	288
WR Berkley Corp.	9	729
XP, Inc. – Class A	15	257
Zions Bancorp N.A.	208	9,003

Total Financials		4,168,717

Healthcare – 13.84%
Abbott Laboratories	1,151	119,549
AbbVie, Inc.	190	32,623
Acadia Healthcare Co., Inc. (1)	4	293
Agilent Technologies, Inc.	13	1,701
Align Technology, Inc. (1)	1	336
Alnylam Pharmaceuticals, Inc. (1)	1	154
Amedisys, Inc. (1)	2	139
Amgen, Inc.	46	14,501
AstraZeneca Plc – ADR	417	32,515
Avantor, Inc. (1)	3,358	71,190
Azenta, Inc. (1)	2	129
Baxter International, Inc.	2,839	94,975
Becton Dickinson & Co.	283	66,028
Biogen, Inc. (1)	57	13,224
BioMarin Pharmaceutical, Inc. (1)	8	648
Bio-Rad Laboratories, Inc. – Class A (1)	1	236
Bio-Techne Corp.	7	498
Boston Scientific Corp. (1)	66	5,069
Bristol Myers Squibb Co.	909	37,750
Bruker Corp.	2	110
Cardinal Health, Inc.	164	16,143
Catalent, Inc. (1)	8	456
Centene Corp. (1)	285	18,897
Certara, Inc. (1)	3	45
Charles River Laboratories International, Inc. (1)	2	472
Chemed Corp.	1	324
Cigna Group	470	155,491
Cooper Companies, Inc.	9	763
CVS Health Corp.	938	55,389
Danaher Corp.	647	161,618
DaVita, Inc. (1)	53	7,344
Dentsply Sirona, Inc.	10	249
Doximity, Inc. – Class A (1)	3	89

The accompanying notes are an integral part of these financial statements.

409

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Edwards Lifesciences Corp. (1)	22	$2,001
Elanco Animal Health, Inc. (1)	22	318
Elevance Health, Inc.	316	171,235
Encompass Health Corp.	4	375
Enovis Corp. (1)	2	110
Envista Holdings Corp. (1)	8	130
Exact Sciences Corp. (1)	5	209
Exelixis, Inc. (1)	242	5,434
Fortrea Holdings, Inc. (1)	4	104
GE HealthCare Technologies, Inc.	155	12,098
Gilead Sciences, Inc.	335	22,959
Globus Medical, Inc. – Class A (1)	5	343
GRAIL, Inc. (1)	1	14
HCA Healthcare, Inc.	62	19,932
Henry Schein, Inc. (1)	78	4,976
Hologic, Inc. (1)	10	768
Humana, Inc.	360	134,397
Illumina, Inc. (1)	7	745
Incyte Corp. (1)	101	6,128
Inmode Ltd. (1)	116	2,123
Ionis Pharmaceuticals, Inc. (1)	1	43
IQVIA Holdings, Inc. (1)	7	1,514
Jazz Pharmaceuticals Plc (1)	113	12,063
Johnson & Johnson	1,211	177,002
Koninklijke Philips NV	3,165	79,606
Labcorp Holdings, Inc.	4	766
Lantheus Holdings, Inc. (1)	53	4,247
Masimo Corp. (1)	1	116
McKesson Corp.	35	20,412
Medtronic Plc	3,285	258,567
Merck & Co., Inc.	2,120	262,491
Mettler-Toledo International, Inc. (1)	1	1,321
Moderna, Inc. (1)	14	1,719
Molina Healthcare, Inc. (1)	1	285
Organon & Co.	235	4,871
Perrigo Co. Plc	6	156
Pfizer, Inc.	2,475	69,260
Premier, Inc. – Class A	5	98
QIAGEN NV (1)	10	407
Quest Diagnostics, Inc.	16	2,155
QuidelOrtho Corp. (1)	27	883
R1 RCM, Inc. (1)	8	100
Regeneron Pharmaceuticals, Inc. (1)	4	4,508
Repligen Corp. (1)	2	270
ResMed, Inc.	5	906
Revvity, Inc.	6	578
Roivant Sciences Ltd. (1)	16	166
Royalty Pharma Plc – Class A	18	473
Sanofi SA	212	20,431
Sanofi SA – ADR	1,688	81,901
Smith & Nephew Plc – ADR	1,710	42,383
Solventum Corp. (1)	6	328
Sotera Health Co. (1)	1	15
STERIS Plc	4	969
Stryker Corp.	497	169,189
Teleflex, Inc.	2	444
Tenet Healthcare Corp. (1)	4	578
Thermo Fisher Scientific, Inc.	17	9,463
United Therapeutics Corp. (1)	30	9,523
UnitedHealth Group, Inc.	561	285,791

	Shares (000s)	Value (000s)
Universal Health Services, Inc. – Class B	55	$10,148
Vertex Pharmaceuticals, Inc. (1)	6	2,715
Viatris, Inc.	3,068	32,613
Waters Corp. (1)	1	299
West Pharmaceutical Services, Inc.	1	421
Zimmer Biomet Holdings, Inc.	523	56,782
Zoetis, Inc. – Class A	4	622

Total Healthcare		2,922,945

Industrials – 14.08%
3M Co.	116	11,807
Acuity Brands, Inc.	47	11,414
Advanced Drainage Systems, Inc.	2	296
AECOM	775	68,352
AerCap Holdings NV	1,064	99,168
AGCO Corp.	121	11,888
Air Lease Corp. – Class A	5	234
Airbus SE	661	90,758
Alaska Air Group, Inc. (1)	6	227
Allegion Plc	4	463
Allison Transmission Holdings, Inc.	133	10,111
American Airlines Group, Inc. (1)	27	308
AMETEK, Inc.	10	1,724
AO Smith Corp.	5	421
API Group Corp. (1)	10	383
Armstrong World Industries, Inc.	1	146
Atkore, Inc.	68	9,216
Automatic Data Processing, Inc.	396	94,547
Avis Budget Group, Inc. (2)	0	49
AZEK Co., Inc. – Class A (1)	2	81
Boeing Co. (1)	255	46,382
Boise Cascade Co.	47	5,651
Brink’s Co.	62	6,347
Broadridge Financial Solutions, Inc. (2)	0	90
Builders FirstSource, Inc. (1)	5	676
BWX Technologies, Inc.	1,015	96,457
CACI International, Inc. – Class A (1)	188	81,012
Canadian National Railway Co.	897	105,964
Carlisle Companies, Inc.	2	747
Carrier Global Corp.	38	2,371
Caterpillar, Inc.	54	18,121
CH Robinson Worldwide, Inc.	5	453
Cintas Corp. (2)	0	139
Clarivate Plc (1)	18	104
Clean Harbors, Inc. (1)	2	522
CNH Industrial NV	1,241	12,572
Concentrix Corp.	2	135
Copart, Inc. (1)	3	144
Core & Main, Inc. – Class A (1)	3	125
Crane Co.	2	318
CSX Corp.	292	9,759
Cummins, Inc.	105	29,071
Curtiss-Wright Corp.	2	463
Dayforce, Inc. (1)	6	294
Deere & Co.	134	50,169
Delta Air Lines, Inc.	217	10,302
Donaldson Co., Inc.	5	385
Dover Corp.	6	1,108
Dun & Bradstreet Holdings, Inc.	12	115

The accompanying notes are an integral part of these financial statements.

410

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Eaton Corp. Plc	18	$5,609
EMCOR Group, Inc.	1	460
Emerson Electric Co.	26	2,820
Equifax, Inc.	4	1,066
Esab Corp.	3	239
Expeditors International of Washington, Inc.	5	660
Fastenal Co.	4	253
FedEx Corp.	337	101,031
Ferguson Plc	8	1,637
Flowserve Corp.	6	282
Fortive Corp.	16	1,168
Fortune Brands Innovations, Inc.	6	363
FTI Consulting, Inc. (1)	2	339
Gates Industrial Corp. Plc (1)	476	7,520
GE Vernova, Inc. (1)	146	24,962
Generac Holdings, Inc. (1)	1	178
General Dynamics Corp.	327	94,809
General Electric Co.	456	72,411
Genpact Ltd.	8	253
GMS, Inc. (1)	46	3,700
Graco, Inc.	7	594
Griffon Corp.	111	7,088
GXO Logistics, Inc. (1)	6	285
Hayward Holdings, Inc. (1)	6	74
Hexcel Corp.	4	249
Hillenbrand, Inc.	56	2,233
Honeywell International, Inc.	805	171,984
Howmet Aerospace, Inc.	17	1,323
Hub Group, Inc. – Class A	63	2,713
Hubbell, Inc. – Class B	2	876
Huntington Ingalls Industries, Inc.	26	6,422
IDEX Corp.	3	684
Illinois Tool Works, Inc.	8	1,965
Ingersoll Rand, Inc.	18	1,642
ITT, Inc.	4	477
Jacobs Solutions, Inc.	570	79,645
JB Hunt Transport Services, Inc.	315	50,438
Johnson Controls International Plc	1,133	75,293
KBR, Inc.	5	349
Kirby Corp. (1)	3	311
Knight-Swift Transportation Holdings, Inc. – Class A	7	350
L3Harris Technologies, Inc.	303	68,010
Landstar System, Inc.	2	294
Leidos Holdings, Inc.	6	881
Lincoln Electric Holdings, Inc.	2	336
Lockheed Martin Corp.	176	82,425
Lyft, Inc. – Class A (1)	5	71
ManpowerGroup, Inc.	2	166
Masco Corp.	10	657
MasTec, Inc. (1)	3	300
Matson, Inc.	61	7,950
MDU Resources Group, Inc.	3,447	86,530
Middleby Corp. (1)	2	292
MSA Safety, Inc.	2	284
MSC Industrial Direct Co., Inc. – Class A	2	171
Mueller Industries, Inc.	54	3,098
Nordson Corp.	3	589
Norfolk Southern Corp.	102	21,977
Northrop Grumman Corp.	387	168,502
nVent Electric Plc	7	567

	Shares (000s)	Value (000s)
Oshkosh Corp.	112	$12,139
Otis Worldwide Corp.	18	1,742
Owens Corning	86	15,024
PACCAR, Inc.	23	2,372
Parker-Hannifin Corp.	6	2,899
Parsons Corp. (1)	2	168
Paychex, Inc.	9	1,095
Paycom Software, Inc.	1	121
Paycor HCM, Inc. (1)	1	16
Pentair Plc	7	567
Quanta Services, Inc.	5	1,147
RB Global, Inc.	8	626
RBC Bearings, Inc. (1)	1	343
Regal Rexnord Corp.	3	402
Republic Services, Inc. – Class A	9	1,787
Robert Half, Inc.	5	293
Rockwell Automation, Inc.	5	1,283
RTX Corp.	356	35,786
Ryder System, Inc.	101	12,565
Safran SA	440	92,770
Saia, Inc. (1)(2)	0	234
Schneider National, Inc. – Class B	3	64
Science Applications International Corp.	58	6,793
Sensata Technologies Holding Plc	7	265
Siemens AG	248	46,156
Simpson Manufacturing Co., Inc.	2	290
SiteOne Landscape Supply, Inc. (1)	1	171
Snap-on, Inc.	41	10,614
Southwest Airlines Co.	1,098	31,404
Spirit AeroSystems Holdings, Inc. – Class A (1)	5	156
SS&C Technologies Holdings, Inc.	10	603
Stanley Black & Decker, Inc.	1,050	83,869
Stericycle, Inc. (1)	222	12,915
Tetra Tech, Inc.	2	383
Textron, Inc.	203	17,440
Timken Co.	3	231
Toro Co.	5	437
Trane Technologies Plc	7	2,199
TransDigm Group, Inc.	2	2,486
TransUnion	8	608
U-Haul Holding Co. (1)(2)	0	25
U-Haul Holding Co. – Class B	832	49,947
Union Pacific Corp.	525	118,746
United Airlines Holdings, Inc. (1)	168	8,192
United Parcel Service, Inc. – Class B	1,525	208,763
United Rentals, Inc.	10	6,374
Valmont Industries, Inc.	1	244
Veralto Corp.	6	581
Vertiv Holdings Co. – Class A	1,338	115,806
Vestis Corp.	6	75
Watsco, Inc.	2	718
WESCO International, Inc.	2	310
Westinghouse Air Brake Technologies Corp.	8	1,238
WillScot Mobile Mini Holdings Corp. – Class A (1)	6	220
Woodward, Inc.	3	465
WW Grainger, Inc. (2)	0	230
Xylem, Inc.	11	1,468

Total Industrials		2,973,309

The accompanying notes are an integral part of these financial statements.

411

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Information Technology – 10.43%
Accenture Plc – Class A	542	$164,593
Advanced Micro Devices, Inc. (1)	52	8,402
Akamai Technologies, Inc. (1)	7	607
Allegro MicroSystems, Inc. (1)	3	95
Amdocs Ltd.	80	6,340
Amkor Technology, Inc.	223	8,934
Amphenol Corp. – Class A	22	1,487
Analog Devices, Inc.	22	5,068
ANSYS, Inc. (1)	4	1,256
Apple, Inc.	775	163,313
Applied Materials, Inc.	306	72,313
Arrow Electronics, Inc. (1)	93	11,208
Aspen Technology, Inc. (1)	1	239
Astera Labs, Inc. (1)	1	57
Avnet, Inc.	110	5,680
BILL Holdings, Inc. (1)	3	181
Broadcom, Inc.	67	106,840
CCC Intelligent Solutions Holdings, Inc. (1)	16	182
CDW Corp.	3	670
Ciena Corp. (1)	1,131	54,509
Cirrus Logic, Inc. (1)	30	3,847
Cisco Systems, Inc.	834	39,631
Cognex Corp.	7	341
Cognizant Technology Solutions Corp. – Class A	985	67,002
Coherent Corp. (1)	6	429
Corning, Inc.	34	1,334
Crane NXT Co.	47	2,893
Dell Technologies, Inc. – Class C	201	27,657
Dolby Laboratories, Inc. – Class A	3	218
DoubleVerify Holdings, Inc. – Class Rights (1)	3	55
Dropbox, Inc. – Class A (1)	208	4,672
DXC Technology Co. (1)	175	3,340
EPAM Systems, Inc. (1)	2	438
F5, Inc. (1)	3	451
Fair Isaac Corp. (1)(2)	0	247
First Solar, Inc. (1)	5	1,077
Flex Ltd. (1)	337	9,950
Fortinet, Inc. (1)	5	314
Gen Digital, Inc.	187	4,666
GlobalFoundries, Inc. (1)	4	227
Globant SA (1)(2)	0	83
Guidewire Software, Inc. (1)	2	276
HashiCorp, Inc. – Class A (1)	1	42
Hewlett Packard Enterprise Co.	530	11,223
HP, Inc.	609	21,343
Informatica, Inc. – Class A (1)	2	51
Intel Corp.	948	29,371
International Business Machines Corp.	85	14,737
Intuit, Inc.	110	72,321
IPG Photonics Corp. (1)	1	124
Jabil, Inc.	110	11,959
Juniper Networks, Inc.	14	525
Keysight Technologies, Inc. (1)	8	1,067
Kyndryl Holdings, Inc. (1)	11	277
Littelfuse, Inc.	104	26,651
Lumentum Holdings, Inc. (1)	3	157

	Shares (000s)	Value (000s)
MACOM Technology Solutions Holdings, Inc. (1)	2	$278
Marvell Technology, Inc.	35	2,469
Microchip Technology, Inc.	861	78,738
Micron Technology, Inc.	49	6,497
Microsoft Corp.	596	266,355
MicroStrategy, Inc. – Class A (1)	1	905
MKS Instruments, Inc.	3	368
Motorola Solutions, Inc.	4	1,494
nCino, Inc. (1)	1	44
NetApp, Inc.	5	656
Nutanix, Inc. – Class A (1)	8	443
NXP Semiconductors NV	273	73,360
Okta, Inc. – Class A (1)	4	358
ON Semiconductor Corp. (1)	19	1,318
Onto Innovation, Inc. (1)	2	358
Oracle Corp.	826	116,618
PTC, Inc. (1)	2	379
Pure Storage, Inc. – Class A (1)	2	107
Qorvo, Inc. (1)	4	501
QUALCOMM, Inc.	1,140	227,133
Roper Technologies, Inc.	5	2,697
Salesforce, Inc.	24	6,296
Samsung Electronics Co. Ltd.	1,733	101,998
SentinelOne, Inc. – Class A (1)	10	203
Skyworks Solutions, Inc.	74	7,876
TD SYNNEX Corp.	90	10,384
TE Connectivity Ltd.	231	34,739
Teledyne Technologies, Inc. (1)	2	816
Teradyne, Inc.	1	90
Texas Instruments, Inc.	1,463	284,505
Trimble, Inc. (1)	11	610
Twilio, Inc. – Class A (1)	6	355
Tyler Technologies, Inc. (1)(2)	0	143
Ubiquiti, Inc. (2)	0	4
UiPath, Inc. – Class A (1)	2	31
Unity Software, Inc. (1)	9	140
Universal Display Corp.	1	218
VeriSign, Inc. (1)	4	646
Vontier Corp.	7	264
Western Digital Corp. (1)	15	1,107
Wolfspeed, Inc. (1)	6	135
Zebra Technologies Corp. – Class A (1)	2	556
Zoom Video Communications, Inc. – Class A (1)	11	661

Total Information Technology		2,203,823

Materials – 4.31%
Air Products & Chemicals, Inc.	341	88,067
Albemarle Corp.	5	502
Alcoa Corp.	8	337
Amcor Plc	64	630
AptarGroup, Inc.	3	416
Ardagh Group SA – Class A (1)(3)	1	6
Ashland, Inc.	2	224
ATI, Inc. (1)	6	306
Avery Dennison Corp.	2	489
Axalta Coating Systems Ltd. (1)	2,399	81,961
Ball Corp.	14	837

The accompanying notes are an integral part of these financial statements.

412

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Berry Global Group, Inc.	147	$8,662
Celanese Corp. – Class A	4	501
CF Industries Holdings, Inc.	848	62,879
Chemours Co.	7	158
Cleveland-Cliffs, Inc. (1)	14	217
Corteva, Inc.	31	1,690
CRH Plc	1,426	106,907
Crown Holdings, Inc.	5	384
Dow, Inc.	32	1,672
DuPont de Nemours, Inc.	347	27,958
Eagle Materials, Inc. (2)	0	81
Eastman Chemical Co.	102	10,038
Ecolab, Inc.	406	96,516
Element Solutions, Inc.	2,937	79,650
FMC Corp.	5	295
Freeport-McMoRan, Inc.	64	3,116
Graphic Packaging Holding Co.	264	6,912
Huntsman Corp.	8	179
Ingevity Corp. (1)	87	3,803
International Flavors & Fragrances, Inc.	11	1,090
International Paper Co.	1,183	51,034
Knife River Corp. (1)	1,155	80,977
Linde Plc	342	150,094
Louisiana-Pacific Corp.	1	72
LyondellBasell Industries NV – Class A	72	6,922
Martin Marietta Materials, Inc.	3	1,404
Mosaic Co.	14	414
MP Materials Corp. (1)	5	70
NewMarket Corp.	16	8,252
Newmont Corp.	52	2,165
Nucor Corp.	11	1,697
Olin Corp.	5	252
Packaging Corp. of America	4	725
PPG Industries, Inc.	10	1,318
Reliance, Inc.	30	8,636
Royal Gold, Inc.	3	368
RPM International, Inc.	4	474
Scotts Miracle-Gro Co.	2	124
Sealed Air Corp.	3	109
Sherwin-Williams Co.	1	279
Silgan Holdings, Inc.	4	173
Sonoco Products Co.	5	235
Steel Dynamics, Inc.	46	6,003
United States Steel Corp.	10	377
Vulcan Materials Co.	4	1,094
Westlake Corp.	2	224
Westrock Co.	11	576

Total Materials		910,551

Real Estate – 3.39%
Agree Realty Corp.	4	274
Alexandria Real Estate Equities, Inc.	8	907
American Assets Trust, Inc.	216	4,830
American Homes 4 Rent – Class A	15	562
American Tower Corp.	423	82,201
Americold Realty Trust, Inc.	13	325
AvalonBay Communities, Inc.	6	1,315
Boston Properties, Inc.	7	433
Brandywine Realty Trust	330	1,480
Brixmor Property Group, Inc.	13	308

	Shares (000s)	Value (000s)
Camden Property Trust	5	$506
CBRE Group, Inc. – Class A (1)	14	1,221
CoStar Group, Inc. (1)	18	1,348
Cousins Properties, Inc.	293	6,774
Crown Castle, Inc.	19	1,903
CubeSmart	1,538	69,468
Digital Realty Trust, Inc.	14	2,200
EastGroup Properties, Inc.	2	364
EPR Properties	3	144
Equinix, Inc.	4	3,040
Equity LifeStyle Properties, Inc.	8	538
Equity Residential	792	54,920
Essex Property Trust, Inc.	3	778
Extra Space Storage, Inc.	9	1,456
Federal Realty Investment Trust	4	389
First Industrial Realty Trust, Inc.	6	299
Gaming & Leisure Properties, Inc.	12	527
Healthcare Realty Trust, Inc. – Class A	17	281
Healthpeak Properties, Inc.	32	622
Highwoods Properties, Inc.	5	121
Host Hotels & Resorts, Inc.	570	10,242
Howard Hughes Holdings, Inc. (1)	2	104
Invitation Homes, Inc.	27	984
Iron Mountain, Inc.	6	499
Jones Lang LaSalle, Inc. (1)	1	300
Kilroy Realty Corp.	6	180
Kimco Realty Corp.	30	574
Lamar Advertising Co. – Class A	3	349
Medical Properties Trust, Inc.	43	184
Mid-America Apartment Communities, Inc.	403	57,460
National Storage Affiliates Trust	4	149
NNN REIT, Inc.	8	346
Office Properties Income Trust	132	269
Omega Healthcare Investors, Inc.	180	6,167
Park Hotels & Resorts, Inc.	9	139
Prologis, Inc.	521	58,569
Public Storage	441	126,984
Rayonier, Inc.	891	25,931
Realty Income Corp.	39	2,039
Regency Centers Corp.	9	538
Rexford Industrial Realty, Inc.	425	18,944
SBA Communications Corp. – Class A	128	25,212
Simon Property Group, Inc.	11	1,637
STAG Industrial, Inc.	8	291
Sun Communities, Inc.	6	665
UDR, Inc.	15	611
Ventas, Inc.	18	926
VICI Properties, Inc. – Class A	2,735	78,331
Vornado Realty Trust	106	2,781
Welltower, Inc.	27	2,764
Weyerhaeuser Co.	1,783	50,611
WP Carey, Inc.	10	534
Zillow Group, Inc. – Class A (1)	3	113
Zillow Group, Inc. – Class C (1)	7	330

Total Real Estate		715,291

Utilities – 2.58%
AES Corp.	32	558
Alliant Energy Corp.	11	584
Ameren Corp.	446	31,683

The accompanying notes are an integral part of these financial statements.

413

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
American Electric Power Co., Inc.	24	$2,073
American Water Works Co., Inc.	9	1,128
Atmos Energy Corp.	7	786
Avangrid, Inc.	4	125
Brookfield Renewable Corp. – Class A	6	177
CenterPoint Energy, Inc.	2,672	82,784
Clearway Energy, Inc. – Class A	1	33
Clearway Energy, Inc. – Class C	4	106
CMS Energy Corp.	13	794
Consolidated Edison, Inc.	16	1,387
Constellation Energy Corp.	12	2,376
Dominion Energy, Inc.	846	41,475
DTE Energy Co.	9	1,028
Duke Energy Corp.	35	3,465
Edison International	17	1,224
Entergy Corp.	718	76,873
Essential Utilities, Inc.	11	421
Evergy, Inc.	10	528
Eversource Energy	16	892
Exelon Corp.	45	1,551
FirstEnergy Corp.	26	987
IDACORP, Inc. – Class Rights	2	230
National Fuel Gas Co.	96	5,225
NextEra Energy, Inc.	474	33,587
NiSource, Inc.	255	7,337
NRG Energy, Inc.	286	22,273
OGE Energy Corp.	9	320
PG&E Corp.	436	7,611
Pinnacle West Capital Corp.	1,027	78,445
PPL Corp.	33	915
Public Service Enterprise Group, Inc.	22	1,646
Sempra	377	28,701
Southern Co.	1,099	85,249
UGI Corp.	10	226
Vistra Corp.	203	17,463
WEC Energy Group, Inc.	14	1,112
Xcel Energy, Inc.	25	1,331

Total Utilities		544,709

Total Common Stocks (Cost: $14,711,333)		20,577,443

CONVERTIBLE PREFERRED STOCKS – 0.03%
Utilities – 0.03%
NextEra Energy, Inc., 6.93%	167	6,914

Total Utilities		6,914

Total Convertible Preferred Stocks (Cost: $7,704)		6,914

	Shares (000s)		Value (000s)
PREFERRED STOCKS – 0.16%
Consumer Discretionary – 0.16%
Dr Ing hc F Porsche AG (4)		240	$17,886
Volkswagen AG		150	16,903

Total Consumer Discretionary			34,789

Total Preferred Stocks (Cost: $43,506)			34,789

SHORT-TERM INVESTMENTS – 2.35%
Money Market Funds – 2.32%
Goldman Sachs Financial Square Government Fund – Class I, 5.21% (5)		490,075	490,075

Total Money Market Funds (Cost: $490,075)			490,075

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.03%
ANZ, London, 4.83% due 07/01/2024		$2	2
Citibank, London, 2.84% due 07/01/2024	EUR	5,949	6,371
Citibank, New York, 4.83% due 07/01/2024 (2)		$0	0
Royal Bank of Canada, London, 4.40% due 07/01/2024	GBP	1	2
Skandinaviska Enskilda Banken AB, Stockholm, 2.76% due 07/01/2024 (2)	SEK	0	0

Total Time Deposits (Cost: $6,375)			6,375

Total Short-Term Investments (Cost: $496,450)			496,450

TOTAL INVESTMENTS IN SECURITIES – 99.96% (Cost: $15,258,993)			21,115,596

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.04%			8,522

TOTAL NET ASSETS – 100.00%			$21,124,118

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

EUR Euro

GBP British Pound

SEK	Swedish Krona

The accompanying notes are an integral part of these financial statements.

414

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $6, which represents 0.00% of total net assets.

(4)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $17,886, which represents 0.08% of total net assets.

(5)	Represents annualized seven-day yield as of the close of the reporting period.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
39	S&P 500 E-mini Future	Sep. 2024	$10,763	$10,767	$4

					$4

The accompanying notes are an integral part of these financial statements.

415

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

June 30, 2024

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

COMMON STOCKS – 97.99%
Communication Services – 9.33%
Alphabet, Inc. – Class A	645	$117,453
Alphabet, Inc. – Class C	312	57,172
AT&T, Inc.	144	2,760
Comcast Corp. – Class A	640	25,057
Electronic Arts, Inc.	117	16,345
Fox Corp. – Class B	42	1,346
Live Nation Entertainment, Inc. (1)	13	1,206
Meta Platforms, Inc. – Class A	199	100,562
Netflix, Inc. (1)	47	31,644
Omnicom Group, Inc.	8	749
Snap, Inc. – Class A (1)	135	2,235
Spotify Technology SA (1)	31	9,590
Take-Two Interactive Software, Inc. (1)	9	1,363
T-Mobile U.S., Inc.	179	31,600
Trade Desk, Inc. – Class A (1)	20	1,966
Verizon Communications, Inc.	55	2,257
Walt Disney Co.	133	13,245

Total Communication Services		416,550

Consumer Discretionary – 9.75%
Airbnb, Inc. – Class A (1)	6	871
Amazon.com, Inc. (1)	850	164,326
Aptiv Plc (1)	137	9,623
Aramark	528	17,979
AutoZone, Inc. (1)(2)	0	566
Best Buy Co., Inc.	1	105
Booking Holdings, Inc.	4	17,062
BorgWarner, Inc.	71	2,283
Carnival Corp. (1)	1,081	20,239
Chipotle Mexican Grill, Inc. – Class A (1)	180	11,252
Coupang, Inc. – Class A (1)	396	8,298
Darden Restaurants, Inc. (2)	0	1
Domino’s Pizza, Inc.	2	959
DR Horton, Inc.	8	1,079
eBay, Inc.	30	1,593
Ford Motor Co.	166	2,084
General Motors Co.	40	1,876
Hilton Worldwide Holdings, Inc.	3	759
Home Depot, Inc.	40	13,718
Las Vegas Sands Corp.	306	13,535
Lithia Motors, Inc. – Class A	27	6,838
Lowe’s Companies, Inc.	10	2,220
Marriott International, Inc. – Class A	15	3,671
McDonald’s Corp.	7	1,713
MercadoLibre, Inc. (1)	1	2,182
MGM Resorts International (1)	109	4,864
NIKE, Inc. – Class B	24	1,796
Norwegian Cruise Line Holdings Ltd. (1)	30	564
O’Reilly Automotive, Inc. (1)	1	1,096
Pool Corp.	1	383
PulteGroup, Inc.	3	319
Ralph Lauren Corp. – Class A	1	199
Ross Stores, Inc.	110	15,938
SharkNinja, Inc.	311	23,367
Six Flags Entertainment Corp. (1)	473	15,676
Starbucks Corp.	21	1,619
Tesla, Inc. (1)	22	4,269
TJX Companies, Inc.	296	32,640
Ulta Beauty, Inc. (1)	2	861
United Parks & Resorts, Inc. (1)	273	14,853
Wynn Resorts Ltd.	130	11,679

Total Consumer Discretionary		434,955

	Shares (000s)	Value (000s)

Consumer Staples – 3.81%
Altria Group, Inc.	29	$1,330
Archer-Daniels-Midland Co.	26	1,576
Coca-Cola Co.	256	16,283
Colgate-Palmolive Co.	5	464
Conagra Brands, Inc.	56	1,583
Costco Wholesale Corp.	4	3,384
Dollar General Corp.	21	2,764
Hormel Foods Corp.	83	2,529
Kenvue, Inc.	70	1,277
Keurig Dr Pepper, Inc.	569	19,010
Kimberly-Clark Corp.	4	522
Kraft Heinz Co.	40	1,277
Kroger Co.	4	176
Mondelez International, Inc. – Class A	111	7,288
Monster Beverage Corp. (1)	138	6,888
Nestle SA – ADR	87	8,918
PepsiCo, Inc.	80	13,148
Philip Morris International, Inc.	158	15,961
Procter & Gamble Co.	135	22,211
Target Corp.	10	1,458
Walmart, Inc.	618	41,843

Total Consumer Staples		169,890

Energy – 4.47%
APA Corp.	41	1,219
Baker Hughes Co. – Class A	99	3,488
Chevron Corp.	162	25,325
ConocoPhillips	38	4,318
Diamondback Energy, Inc.	3	658
Enbridge, Inc.	517	18,401
EOG Resources, Inc.	18	2,295
EQT Corp.	130	4,796
Exxon Mobil Corp.	559	64,321
Halliburton Co.	335	11,332
Hess Corp.	113	16,619
Kinder Morgan, Inc.	410	8,146
Marathon Oil Corp.	59	1,697
Marathon Petroleum Corp.	9	1,571
ONEOK, Inc.	1	97
Phillips 66	123	17,355
Plains GP Holdings LP – Class A (1)	646	12,162
Schlumberger NV	83	3,919
Targa Resources Corp.	5	616
Valero Energy Corp.	6	949
Williams Companies, Inc.	10	413

Total Energy		199,697

Financials – 13.63%
Affirm Holdings, Inc. – Class A (1)	76	2,281
Aflac, Inc.	7	591
Allstate Corp.	105	16,715
American Express Co.	60	13,835
American International Group, Inc.	198	14,693
Ameriprise Financial, Inc. (2)	0	43
Aon Plc – Class A	2	708
Arthur J. Gallagher & Co. (2)	0	72
Axis Capital Holdings Ltd.	177	12,535
Bank of America Corp.	1,074	42,694
Berkshire Hathaway, Inc. – Class B (1)	199	80,756

The accompanying notes are an integral part of these financial statements.

416

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

BlackRock, Inc. – Class A	2	$1,756
Brown & Brown, Inc.	10	901
Capital One Financial Corp.	16	2,246
Charles Schwab Corp.	121	8,917
Chubb Ltd.	54	13,871
Citigroup, Inc.	27	1,701
CME Group, Inc. – Class A	56	11,096
Discover Financial Services	12	1,604
FactSet Research Systems, Inc. (2)	0	75
Fidelity National Information Services, Inc.	254	19,178
Fifth Third Bancorp	50	1,838
Fiserv, Inc. (1)	204	30,448
Franklin Resources, Inc.	78	1,744
Global Payments, Inc.	26	2,542
Globe Life, Inc.	34	2,798
Goldman Sachs Group, Inc.	2	765
Hartford Financial Services Group, Inc.	77	7,753
Intercontinental Exchange, Inc.	86	11,713
Jefferies Financial Group, Inc.	413	20,548
JP Morgan Chase & Co.	222	44,874
M&T Bank Corp.	73	10,981
Marsh & McLennan Companies, Inc.	20	4,116
Mastercard, Inc. – Class A	78	34,449
Moody’s Corp.	2	881
MSCI, Inc. – Class A	1	598
PayPal Holdings, Inc. (1)	44	2,581
PNC Financial Services Group, Inc.	11	1,672
Progressive Corp.	99	20,616
Prudential Financial, Inc.	21	2,430
Raymond James Financial, Inc. (2)	0	1
Regions Financial Corp.	50	1,006
S&P Global, Inc.	3	1,177
State Street Corp.	2	120
Tradeweb Markets, Inc. – Class A	80	8,479
Travelers Companies, Inc.	102	20,669
Truist Financial Corp.	37	1,455
US Bancorp	714	28,351
Visa, Inc. – Class A	243	63,828
Wells Fargo & Co.	263	15,629
Willis Towers Watson Plc	65	17,047
WR Berkley Corp.	14	1,082

Total Financials		608,459

Healthcare – 11.54%
Abbott Laboratories	15	1,569
AbbVie, Inc.	128	21,931
Agilent Technologies, Inc.	4	572
Align Technology, Inc. (1)	6	1,513
Amgen, Inc.	3	1,083
Argenx SE – ADR (1)	9	3,840
Avantor, Inc. (1)	657	13,938
Baxter International, Inc.	24	804
Becton Dickinson & Co.	52	12,168
Bio-Rad Laboratories, Inc. – Class A (1)	7	1,970
Boston Scientific Corp. (1)	11	845
Bristol Myers Squibb Co.	44	1,815
Catalent, Inc. (1)	14	784
Cencora, Inc. – Class A (2)	0	85
Centene Corp. (1)	22	1,464
Charles River Laboratories International, Inc. (1)	9	1,762

	Shares (000s)	Value (000s)

Cigna Group	62	$20,621
Danaher Corp.	24	5,932
DaVita, Inc. (1)	9	1,267
DexCom, Inc. (1)	8	936
Edwards Lifesciences Corp. (1)	5	458
Elevance Health, Inc.	44	23,946
Eli Lilly & Co.	81	73,083
GE HealthCare Technologies, Inc.	17	1,321
Gilead Sciences, Inc.	3	215
HCA Healthcare, Inc.	2	696
Hologic, Inc. (1)	27	2,037
Humana, Inc.	11	4,283
ICON Plc (1)	25	7,867
IDEXX Laboratories, Inc. (1)	1	563
Incyte Corp. (1)	27	1,653
Intuitive Surgical, Inc. (1)	55	24,515
IQVIA Holdings, Inc. (1)	3	577
Johnson & Johnson	156	22,838
Labcorp Holdings, Inc.	2	474
Legend Biotech Corp. – ADR (1)	21	949
LivaNova Plc (1)	104	5,713
McKesson Corp.	3	1,733
Medtronic Plc	202	15,890
Merck & Co., Inc.	414	51,194
Mettler-Toledo International, Inc. (1)	1	1,769
Moderna, Inc. (1)	10	1,219
Molina Healthcare, Inc. (1)	4	1,239
Pfizer, Inc.	143	4,015
Regeneron Pharmaceuticals, Inc. (1)	1	1,469
ResMed, Inc.	4	742
Sanofi SA – ADR	312	15,147
Smith & Nephew Plc – ADR	247	6,118
Solventum Corp. (1)	6	313
Stryker Corp.	112	38,151
Teleflex, Inc.	7	1,459
Thermo Fisher Scientific, Inc.	39	21,495
UnitedHealth Group, Inc.	151	76,838
Vertex Pharmaceuticals, Inc. (1)	15	7,134
Viatris, Inc.	135	1,440
Zimmer Biomet Holdings, Inc.	5	516
Zoetis, Inc. – Class A	5	886

Total Healthcare		514,854

Industrials – 9.85%
3M Co.	24	2,417
AECOM	195	17,187
AerCap Holdings NV	254	23,684
American Airlines Group, Inc. (1)	111	1,256
Automatic Data Processing, Inc.	90	21,417
Boeing Co. (1)	12	2,113
BWX Technologies, Inc.	216	20,489
CACI International, Inc. – Class A (1)	47	20,330
Canadian Pacific Kansas City Ltd.	104	8,198
Carrier Global Corp.	25	1,589
Caterpillar, Inc.	2	752
Cintas Corp.	1	1,010
Copart, Inc. (1)	32	1,749
CSX Corp.	100	3,361
Cummins, Inc. (2)	0	56
Dayforce, Inc. (1)	2	83

The accompanying notes are an integral part of these financial statements.

417

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Deere & Co.	11	$3,932
Delta Air Lines, Inc.	14	664
Dover Corp.	3	572
Eaton Corp. Plc	59	18,505
Emerson Electric Co.	110	12,147
Equifax, Inc.	24	5,855
Fastenal Co.	2	100
FedEx Corp.	7	2,008
GE Vernova, Inc. (1)	2	422
General Dynamics Corp. (2)	0	81
General Electric Co.	10	1,563
Honeywell International, Inc.	121	25,895
Howmet Aerospace, Inc.	78	6,055
Huntington Ingalls Industries, Inc.	3	809
Illinois Tool Works, Inc.	5	1,116
Ingersoll Rand, Inc.	145	13,160
Jacobs Solutions, Inc.	140	19,579
JB Hunt Transport Services, Inc.	66	10,614
Johnson Controls International Plc	244	16,202
L3Harris Technologies, Inc.	8	1,770
Leidos Holdings, Inc.	23	3,314
Lockheed Martin Corp.	7	3,386
MDU Resources Group, Inc.	750	18,826
Norfolk Southern Corp.	11	2,428
Northrop Grumman Corp.	12	5,052
Old Dominion Freight Line, Inc.	20	3,457
Otis Worldwide Corp.	10	929
PACCAR, Inc.	7	738
Parker-Hannifin Corp. (2)	0	247
Paychex, Inc.	12	1,455
Paylocity Holding Corp. (1)	6	849
Pentair Plc	21	1,617
Quanta Services, Inc.	6	1,524
Republic Services, Inc. – Class A	4	728
Rockwell Automation, Inc.	1	383
Rollins, Inc.	22	1,097
RTX Corp.	196	19,633
Stanley Black & Decker, Inc.	80	6,387
Textron, Inc.	29	2,467
Trane Technologies Plc	6	2,107
U-Haul Holding Co. – Class B	200	11,998
Union Pacific Corp.	42	9,555
United Parcel Service, Inc. – Class B	101	13,853
Vertiv Holdings Co. – Class A	428	37,051
Waste Management, Inc.	111	23,704
Westinghouse Air Brake Technologies Corp. (2)	0	1

Total Industrials		439,526

Information Technology – 26.47%
Accenture Plc – Class A	7	2,253
Adobe, Inc. (1)	85	47,429
Advanced Micro Devices, Inc. (1)	52	8,418
Akamai Technologies, Inc. (1)	14	1,302
Amphenol Corp. – Class A	265	17,864
Analog Devices, Inc.	8	1,753
ANSYS, Inc. (1)	3	842
Apple, Inc.	984	207,181
Applied Materials, Inc.	7	1,634
Arista Networks, Inc. (1)	48	16,884
ASML Holding NV – Class REG	41	42,108

	Shares (000s)	Value (000s)

Atlassian Corp. – Class A (1)	22	$3,826
Autodesk, Inc. (1)	13	3,263
Broadcom, Inc.	24	39,331
Cadence Design Systems, Inc. (1)	37	11,303
CDW Corp.	3	723
Ciena Corp. (1)	220	10,591
Cisco Systems, Inc.	61	2,877
Cognizant Technology Solutions Corp. – Class A	236	16,034
Corning, Inc.	74	2,861
Dynatrace, Inc. (1)	101	4,507
EPAM Systems, Inc. (1)	10	1,915
Fair Isaac Corp. (1)	7	11,013
Fortinet, Inc. (1)	24	1,441
Gen Digital, Inc.	47	1,174
Hewlett Packard Enterprise Co.	8	162
Intel Corp.	30	917
Intuit, Inc.	52	33,949
Lam Research Corp.	2	1,781
Littelfuse, Inc.	14	3,547
Marvell Technology, Inc.	87	6,059
Microchip Technology, Inc.	178	16,248
Micron Technology, Inc.	11	1,490
Microsoft Corp.	696	311,101
MongoDB, Inc. – Class A (1)	9	2,268
Motorola Solutions, Inc.	2	708
NVIDIA Corp.	1,647	203,488
NXP Semiconductors NV	7	1,941
ON Semiconductor Corp. (1)	20	1,386
Oracle Corp.	354	50,001
Qorvo, Inc. (1)	14	1,670
QUALCOMM, Inc.	160	31,774
Roper Technologies, Inc. (2)	0	144
Salesforce, Inc.	42	10,732
ServiceNow, Inc. (1)	19	14,626
Shopify, Inc. – Class A (1)	94	6,205
Skyworks Solutions, Inc.	10	1,066
Synopsys, Inc. (1)	16	9,575
TE Connectivity Ltd.	7	1,098
Teledyne Technologies, Inc. (1)	1	498
Teradyne, Inc.	1	137
Texas Instruments, Inc.	35	6,823
Trimble, Inc. (1)	22	1,228
VeriSign, Inc. (1)	11	1,967

Total Information Technology		1,181,116

Materials – 4.72%
Air Products & Chemicals, Inc.	91	23,377
Amcor Plc	252	2,461
ArcelorMittal SA	410	9,408
Axalta Coating Systems Ltd. (1)	550	18,779
Ball Corp.	55	3,301
Corteva, Inc.	8	437
CRH Plc	314	23,551
Crown Holdings, Inc.	117	8,688
Dow, Inc.	9	498
DuPont de Nemours, Inc.	134	10,763
Ecolab, Inc.	51	12,180
Element Solutions, Inc.	715	19,400
Freeport-McMoRan, Inc.	10	494

The accompanying notes are an integral part of these financial statements.

418

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

International Flavors & Fragrances, Inc.	15	$1,456
Knife River Corp. (1)	220	15,443
Linde Plc	28	12,493
LyondellBasell Industries NV – Class A	11	1,052
Martin Marietta Materials, Inc. (2)	0	56
Mosaic Co.	33	944
Newmont Corp.	63	2,619
Nucor Corp.	8	1,205
PPG Industries, Inc.	125	15,737
Sherwin-Williams Co.	28	8,308
Vulcan Materials Co.	70	17,348
Westrock Co.	17	846

Total Materials		210,844

Real Estate – 2.52%
American Tower Corp.	81	15,769
AvalonBay Communities, Inc.	5	1,002
Boston Properties, Inc.	22	1,352
CBRE Group, Inc. – Class A (1)	1	93
CoStar Group, Inc. (1)	10	735
Crown Castle, Inc.	8	816
CubeSmart	327	14,790
Equinix, Inc.	2	1,676
Equity Residential	82	5,680
Extra Space Storage, Inc.	9	1,333
Host Hotels & Resorts, Inc.	49	884
Howard Hughes Holdings, Inc. (1)	33	2,169
Iron Mountain, Inc.	10	894
Mid-America Apartment Communities, Inc.	82	11,722
Prologis, Inc.	163	18,349
Public Storage	52	15,098
SBA Communications Corp. – Class A	8	1,668
Simon Property Group, Inc.	3	522
VICI Properties, Inc. – Class A	551	15,795
Weyerhaeuser Co.	78	2,225

Total Real Estate		112,572

Utilities – 1.90%
Alliant Energy Corp.	44	2,250
Ameren Corp.	15	1,062

	Shares (000s)	Value (000s)

American Electric Power Co., Inc.	34	$3,003
American Water Works Co., Inc.	3	372
Atmos Energy Corp.	9	1,107
CenterPoint Energy, Inc.	540	16,739
Consolidated Edison, Inc.	8	752
DTE Energy Co.	2	241
Duke Energy Corp.	22	2,245
Entergy Corp.	139	14,858
Eversource Energy	70	3,984
Exelon Corp.	166	5,739
NextEra Energy, Inc.	53	3,766
NiSource, Inc.	6	176
PG&E Corp.	24	416
Pinnacle West Capital Corp.	209	15,991
PPL Corp.	46	1,277
Sempra	95	7,235
Southern Co.	28	2,171
WEC Energy Group, Inc.	17	1,321

Total Utilities		84,705

Total Common Stocks (Cost: $3,264,596)		4,373,168

SHORT-TERM INVESTMENTS – 1.76%
Money Market Funds – 1.76%
Goldman Sachs Financial Square Government Fund – Class I, 5.21% (3)	78,609	78,609

Total Money Market Funds (Cost: $78,609)		78,609

Total Short-Term Investments (Cost: $78,609)		78,609

TOTAL INVESTMENTS IN SECURITIES – 99.75% (Cost: $3,343,205)		4,451,777

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.25%		11,013

TOTAL NET ASSETS – 100.00%		$4,462,790

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

419

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2024

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

COMMON STOCKS – 97.56%
Communication Services – 2.84%
Anterix, Inc. (1)	2	$84
Atlanta Braves Holdings, Inc. – Class A (1)	2	85
Atlanta Braves Holdings, Inc. – Class C (1)	10	383
Bandwidth, Inc. – Class A (1)	4	72
Boston Omaha Corp. – Class A (1)(2)	0	3
Bumble, Inc. – Class A (1)	2	17
Cable One, Inc.	19	6,863
Cardlytics, Inc. (1)	8	64
Cargurus, Inc. – Class A (1)	17	449
Cinemark Holdings, Inc. (1)	17	369
Clear Channel Outdoor Holdings, Inc. – Class A (1)	8	11
Cogent Communications Holdings, Inc.	9	483
Electronic Arts, Inc.	63	8,824
Entravision Communications Corp. – Class A	2	5
Eventbrite, Inc. – Class A (1)	14	69
EverQuote, Inc. – Class A (1)	5	102
fuboTV, Inc. (1)	5	7
Gambling.com Group Ltd. (1)	3	23
Getty Images Holdings, Inc. (1)	19	63
Globalstar, Inc. (1)	120	135
Gogo, Inc. (1)	5	50
Golden Matrix Group, Inc. (1)	4	9
Grindr, Inc. (1)	5	58
Ibotta, Inc. (1)	1	110
IDT Corp. – Class B	2	74
IMAX Corp. (1)	8	140
Innovid Corp. (1)	3	6
Integral Ad Science Holding Corp. (1)	2	16
Iridium Communications, Inc.	2	53
John Wiley & Sons, Inc. – Class A	186	7,581
Liberty Broadband Corp. – Class A (1)	1	31
Liberty Broadband Corp. – Class C (1)	5	282
Liberty Media Corp.-Liberty Formula One – Class A (1)	2	108
Liberty Media Corp.-Liberty Formula One – Class C (1)	400	28,715
Live Nation Entertainment, Inc. (1)	432	40,514
LiveOne, Inc. (1)	11	18
Loop Media, Inc. (1)(2)	3	0
Madison Square Garden Entertainment Corp. – Class A (1)	1	25
Madison Square Garden Sports Corp. – Class A (1)(2)	0	43
Magnite, Inc. (1)	22	288
MediaAlpha, Inc. – Class A (1)	5	64
Nexstar Media Group, Inc. – Class A	2	387
Pinterest, Inc. – Class A (1)	651	28,703
PubMatic, Inc. – Class A (1)	8	165
QuinStreet, Inc. (1)	10	170
ROBLOX Corp. – Class A (1)	95	3,529
Roku, Inc. – Class A (1)	3	208
Shutterstock, Inc.	4	148
Sinclair, Inc.	6	84
Spotify Technology SA (1)	208	65,344
Stagwell, Inc. – Class A (1)	3	19
System1, Inc. (1)	5	7

	Shares (000s)	Value (000s)

Take-Two Interactive Software, Inc. (1)	145	$22,556
TechTarget, Inc. (1)	5	157
Thryv Holdings, Inc. (1)	6	108
TKO Group Holdings, Inc. – Class A	2	217
Townsquare Media, Inc. – Class A	2	27
Trade Desk, Inc. – Class A (1)	82	7,998
Trump Media & Technology Group Corp. (1)	7	218
Vivid Seats, Inc. – Class A (1)	15	86
Warner Music Group Corp. – Class A	313	9,585
Yelp, Inc. – Class A (1)	13	467
ZipRecruiter, Inc. – Class A (1)	14	125

Total Communication Services		236,604

Consumer Discretionary – 9.75%
1-800-Flowers.com, Inc. – Class A (1)	1	10
1stdibs.com, Inc. (1)	1	6
Abercrombie & Fitch Co. – Class A (1)	10	1,735
Academy Sports & Outdoors, Inc.	4	196
Accel Entertainment, Inc. – Class A (1)	10	102
Acushnet Holdings Corp.	6	357
Adtalem Global Education, Inc. (1)	1	95
Advance Auto Parts, Inc.	241	15,263
American Eagle Outfitters, Inc.	643	12,833
American Public Education, Inc. (1)(2)	0	7
ARHAUS, Inc.	8	143
Arko Corp.	1	9
AutoZone, Inc. (1)	7	19,412
Bath & Body Works, Inc.	385	15,034
BJ’s Restaurants, Inc. (1)	2	70
Bloomin’ Brands, Inc.	8	158
Boot Barn Holdings, Inc. (1)	6	740
Bright Horizons Family Solutions, Inc. (1)	123	13,570
Brinker International, Inc. (1)	8	558
Buckle, Inc.	6	221
Build-A-Bear Workshop, Inc.	2	62
Burlington Stores, Inc. (1)	75	17,986
Caleres, Inc.	2	67
Camping World Holdings, Inc. – Class A	8	148
CarMax, Inc. (1)	2	160
CarParts.com, Inc. (1)	1	1
Carriage Services, Inc. – Class A	2	54
Carvana Co. – Class A (1)	188	24,226
Cava Group, Inc. (1)	148	13,691
Cavco Industries, Inc. (1)	2	559
Century Casinos, Inc. (1)(2)	0	1
Century Communities, Inc.	1	55
Cheesecake Factory, Inc.	9	369
Chipotle Mexican Grill, Inc. – Class A (1)	746	46,705
Choice Hotels International, Inc.	5	545
Churchill Downs, Inc.	13	1,800
Coupang, Inc. – Class A (1)	215	4,495
Coursera, Inc. (1)	27	191
Cracker Barrel Old Country Store, Inc.	1	43
Cricut, Inc. – Class A (1)	7	43
Crocs, Inc. (1)	2	291
Darden Restaurants, Inc.	12	1,757
Dave & Buster’s Entertainment, Inc. (1)	6	251
Deckers Outdoor Corp. (1)	57	55,556
Denny’s Corp. (1)	7	46
Despegar.com Corp. (1)	2	21

The accompanying notes are an integral part of these financial statements.

420

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Dick’s Sporting Goods, Inc.	41	$8,872
Dine Brands Global, Inc. (2)	0	17
Domino’s Pizza, Inc.	127	65,795
DoorDash, Inc. – Class A (1)	182	19,744
Dorman Products, Inc. (1)	5	466
DraftKings, Inc. – Class A (1)	376	14,349
Dream Finders Homes, Inc. – Class A (1)	5	139
Duolingo, Inc. – Class A (1)	91	18,912
Dutch Bros, Inc. – Class A (1)	662	27,412
Empire Resorts, Inc. (1)(2)(3)	1	—
Etsy, Inc. (1)	14	826
European Wax Center, Inc. – Class A (1)	6	59
Everi Holdings, Inc. (1)	8	69
EVgo, Inc. – Class A (1)	3	8
Expedia Group, Inc. (1)	23	2,960
Figs, Inc. – Class A (1)	1	8
First Watch Restaurant Group, Inc. (1)	6	103
Five Below, Inc. (1)	83	9,070
Floor & Decor Holdings, Inc. – Class A (1)	7	707
Frontdoor, Inc. (1)	15	512
Gap, Inc.	629	15,038
Genesco, Inc. (1)	1	14
Gentherm, Inc. (1)	212	10,441
GigaCloud Technology, Inc. (1)	5	138
Global Business Travel Group I (1)	20	135
Grand Canyon Education, Inc. (1)	2	242
Green Brick Partners, Inc. (1)	2	92
Groupon, Inc. – Class A (1)	2	34
H&R Block, Inc.	5	294
Hanesbrands, Inc. (1)	68	336
Hasbro, Inc.	23	1,321
Hibbett, Inc.	2	153
Hilton Grand Vacations, Inc. (1)	14	577
Hilton Worldwide Holdings, Inc.	23	5,119
Holley, Inc. (1)	4	14
Hovnanian Enterprises, Inc. – Class A (1)(2)	0	8
Hyatt Hotels Corp. – Class A	1	180
Inspired Entertainment, Inc. (1)	4	35
Installed Building Products, Inc.	34	6,974
International Game Technology Plc	3	64
J Jill, Inc.	1	27
Jack in the Box, Inc.	4	195
KB Home	2	132
Kontoor Brands, Inc.	11	716
Krispy Kreme, Inc.	17	178
Kura Sushi USA, Inc. – Class A (1)	1	74
Las Vegas Sands Corp.	67	2,949
Laureate Education, Inc. – Class A	21	313
LCI Industries	5	501
Leslie’s, Inc. (1)	21	88
LGI Homes, Inc. (1)(2)	0	24
Light & Wonder, Inc. (1)	17	1,761
Lindblad Expeditions Holdings, Inc. (1)	5	45
Livewire Group, Inc. (1)	3	27
Lovesac Co. (1)	1	32
Luminar Technologies, Inc. – Class A (1)	56	84
Marine Products Corp.	1	8
Mister Car Wash, Inc. (1)	16	111
Modine Manufacturing Co. (1)	56	5,591
Monarch Casino & Resort, Inc.	3	171

	Shares (000s)	Value (000s)

Mondee Holdings, Inc. – Class A (1)	5	$12
Murphy USA, Inc.	25	11,888
Nathan’s Famous, Inc. (2)	0	33
National Vision Holdings, Inc. (1)	1	14
Nerdy, Inc. (1)	13	21
Norwegian Cruise Line Holdings Ltd. (1)	79	1,492
NVR, Inc. (1)	3	26,158
Ollie’s Bargain Outlet Holdings, Inc. (1)	45	4,431
ONE Group Hospitality, Inc. (1)	5	20
OneSpaWorld Holdings Ltd. (1)	19	299
Oxford Industries, Inc.	2	203
Papa John’s International, Inc.	131	6,175
Patrick Industries, Inc.	4	452
Peloton Interactive, Inc. – Class A (1)	61	206
Planet Fitness, Inc. – Class A (1)	370	27,212
PlayAGS, Inc. (1)	8	87
Pool Corp.	25	7,731
Portillo’s, Inc. – Class A (1)	8	82
Potbelly Corp. (1)	5	40
RCI Hospitality Holdings, Inc.	1	39
RealReal, Inc. (1)	13	42
Red Rock Resorts, Inc. – Class A	4	243
Revolve Group, Inc. – Class A (1)	8	120
RH (1)	37	9,037
Rocky Brands, Inc. (2)	0	18
Ross Stores, Inc.	14	2,055
Royal Caribbean Cruises Ltd. (1)	15	2,435
Rush Street Interactive, Inc. (1)	15	142
Sabre Corp. (1)	15	39
Savers Value Village, Inc. (1)	4	55
Shake Shack, Inc. – Class A (1)	7	665
SharkNinja, Inc.	2	186
Six Flags Entertainment Corp. (1)	11	348
Skechers USA, Inc. – Class A (1)	2	157
Skyline Champion Corp. (1)	186	12,623
Smith & Wesson Brands, Inc.	1	11
Sonic Automotive, Inc. – Class A	1	43
Sonos, Inc. (1)	584	8,615
Steven Madden Ltd.	256	10,813
Stride, Inc. (1)	8	583
Sturm Ruger & Co., Inc.	1	39
Super Group SGHC Ltd. (1)	29	94
Superior Group of Companies, Inc. (2)	0	7
Sweetgreen, Inc. – Class A (1)	655	19,751
Target Hospitality Corp. (1)	7	58
Tempur Sealy International, Inc.	31	1,473
Texas Roadhouse, Inc. – Class A	116	19,973
ThredUp, Inc. – Class A (1)	3	5
Tile Shop Holdings, Inc. (1)	2	11
TopBuild Corp. (1)(2)	0	185
Torrid Holdings, Inc. (1)	3	20
Tractor Supply Co.	126	33,964
TRI Pointe Homes, Inc. (1)	5	197
Udemy, Inc. (1)	19	160
Ulta Beauty, Inc. (1)	102	39,238
Under Armour, Inc. – Class C (1)	1,654	10,800
United Homes Group, Inc. (1)	1	6
United Parks & Resorts, Inc. (1)	7	353
Universal Technical Institute, Inc. (1)	8	120
Upbound Group, Inc.	10	318

The accompanying notes are an integral part of these financial statements.

421

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Urban Outfitters, Inc. (1)	4	$144
Vail Resorts, Inc.	6	1,063
Valvoline, Inc. (1)	24	1,046
Victoria’s Secret & Co. (1)	4	63
Visteon Corp. (1)	5	564
Vizio Holding Corp. – Class A (1)	17	186
Warby Parker, Inc. – Class A (1)	17	272
Wayfair, Inc. – Class A (1)	89	4,711
Wendy’s Co.	16	280
Williams-Sonoma, Inc.	7	1,970
Wingstop, Inc.	135	57,080
Winmark Corp.	18	6,330
Wolverine World Wide, Inc.	15	209
Worthington Enterprises, Inc.	5	259
Wyndham Hotels & Resorts, Inc.	1	102
Wynn Resorts Ltd.	1	121
XPEL, Inc. (1)	5	174
Xponential Fitness, Inc. – Class A (1)	5	71
YETI Holdings, Inc. (1)	5	178
Yum! Brands, Inc.	20	2,658

Total Consumer Discretionary		812,984

Consumer Staples – 5.37%
Andersons, Inc.	1	38
Beauty Health Co. (1)	15	29
BellRing Brands, Inc. (1)	847	48,377
Beyond Meat, Inc. (1)	11	77
Boston Beer Co., Inc. – Class A (1)(2)	0	105
BRC, Inc. – Class A (1)	9	56
Brown-Forman Corp. – Class B	833	35,977
Calavo Growers, Inc.	1	13
Cal-Maine Foods, Inc.	1	32
Casey’s General Stores, Inc.	1	457
Celsius Holdings, Inc. (1)	800	45,692
Central Garden & Pet Co. – Class A (1)	1	21
Central Garden & Pet Co. – Class A (1)	1	48
Chefs’ Warehouse, Inc. (1)	7	265
Clorox Co.	274	37,418
elf Beauty, Inc. (1)	140	29,552
Energizer Holdings, Inc.	14	412
Forafric Global Plc (1)	1	6
Freshpet, Inc. (1)	512	66,211
Herbalife Ltd. (1)	13	134
Hershey Co.	4	679
Honest Co., Inc. (1)	6	18
Hormel Foods Corp.	1,027	31,313
Inter Parfums, Inc.	104	12,123
Ispire Technology, Inc. (1)	4	32
J&J Snack Foods Corp.	3	482
J.M. Smucker Co.	236	25,733
John B Sanfilippo & Son, Inc.	2	170
Lamb Weston Holdings, Inc.	248	20,813
Lancaster Colony Corp.	4	720
Lifeway Foods, Inc. (1)	1	11
Mama’s Creations, Inc. (1)	6	42
McCormick & Co., Inc.	590	41,855
MGP Ingredients, Inc.	3	203
Mission Produce, Inc. (1)	1	13
National Beverage Corp.	5	233
Natural Grocers by Vitamin Cottage, Inc. (2)	0	10

	Shares (000s)	Value (000s)

Nature’s Sunshine Products, Inc. (1)(2)	0	$6
Oil-Dri Corp. of America (2)	0	14
Performance Food Group Co. (1)	4	270
Pilgrim’s Pride Corp. (1)	1	37
PriceSmart, Inc.	3	250
Primo Water Corp.	4	87
Simply Good Foods Co. (1)	18	641
Sprouts Farmers Market, Inc. (1)	238	19,937
SunOpta, Inc. (1)	18	97
Sysco Corp.	57	4,100
Turning Point Brands, Inc.	3	91
Utz Brands, Inc.	494	8,223
Vector Group Ltd.	4	46
Veru, Inc. (1)	19	16
Vita Coco Co., Inc. (1)	172	4,782
Vital Farms, Inc. (1)	6	296
WD-40 Co.	42	9,117
Westrock Coffee Co. (1)	6	65
WK Kellogg Co.	13	209

Total Consumer Staples		447,654

Energy – 2.85%
Antero Midstream Corp.	25	368
Antero Resources Corp. (1)	451	14,725
Archrock, Inc.	30	606
Atlas Energy Solutions, Inc. – Class A	13	263
Berry Corp.	5	31
Cactus, Inc. – Class A	122	6,416
Cameco Corp.	871	42,878
Centrus Energy Corp. – Class A (1)	2	82
ChampionX Corp.	367	12,193
Cheniere Energy, Inc.	22	3,817
Chord Energy Corp.	94	15,758
Civitas Resources, Inc.	5	357
Core Laboratories, Inc.	9	184
Coterra Energy, Inc.	184	4,895
Crescent Energy Co. – Class A	6	73
CVR Energy, Inc.	6	162
Delek U.S. Holdings, Inc.	3	84
Diamondback Energy, Inc.	60	12,047
Diversified Energy Co. Plc (1)(2)	0	6
DMC Global, Inc. (1)	1	15
Dorian LPG Ltd.	3	140
Drilling Tools International Corp. (1)	1	6
Empire Petroleum Corp. (1)	3	14
Encore Energy Corp. (1)	25	99
Equitrans Midstream Corp.	21	267
Evolution Petroleum Corp.	2	10
FLEX LNG Ltd.	3	94
Gulfport Energy Corp. (1)	1	193
Helix Energy Solutions Group, Inc. (1)	5	60
Hess Corp.	33	4,928
Kinetik Holdings, Inc. – Class A	1	33
Kodiak Gas Services, Inc.	1	30
Kosmos Energy Ltd. (1)	90	498
Liberty Energy, Inc. – Class A	2	38
Magnolia Oil & Gas Corp. – Class A	457	11,589
Matador Resources Co.	119	7,088
Nabors Industries Ltd. (1)	1	37
Natural Gas Services Group, Inc. (1)(2)	0	7

The accompanying notes are an integral part of these financial statements.

422

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

New Fortress Energy, Inc. – Class A	7	$144
NexGen Energy Ltd. (1)	1,184	8,263
NextDecade Corp. (1)	22	177
Noble Corp. Plc	18	782
Northern Oil & Gas, Inc.	1	45
Oceaneering International, Inc. (1)	19	461
Permian Resources Corp. – Class A	25	406
REX American Resources Corp. (1)	1	29
Riley Exploration Permian, Inc. (2)	0	9
Sable Offshore Corp. (1)	10	146
Seadrill Ltd. (1)	4	221
SFL Corp. Ltd.	4	62
SilverBow Resources, Inc. (1)(2)	0	13
SM Energy Co.	235	10,145
Southwestern Energy Co. (1)	1,369	9,213
Targa Resources Corp.	41	5,260
TechnipFMC Plc	857	22,404
Tellurian, Inc. (1)(2)	1	0
TETRA Technologies, Inc. (1)	23	80
Texas Pacific Land Corp.	3	2,552
Tidewater, Inc. (1)	106	10,112
Uranium Energy Corp. (1)	76	458
Ur-Energy, Inc. (1)	49	68
VAALCO Energy, Inc.	2	14
Valaris Ltd. (1)	8	579
Viper Energy, Inc. – Class A	146	5,470
W&T Offshore, Inc.	18	39
Weatherford International Plc (1)	167	20,397
World Kinect Corp.	1	30

Total Energy		237,670

Financials – 9.53%
AG Mortgage Investment Trust, Inc.	1	6
Allstate Corp.	8	1,221
Ally Financial, Inc.	7	275
American Coastal Insurance Corp. (1)	2	22
Ameriprise Financial, Inc.	17	7,253
AMERISAFE, Inc.	177	7,772
Angel Oak Mortgage REIT, Inc.	1	10
Ares Management Corp. – Class A	33	4,428
Arthur J. Gallagher & Co.	201	52,014
Artisan Partners Asset Management, Inc. – Class A	12	504
Assetmark Financial Holdings, Inc. (1)	3	95
Atlanticus Holdings Corp. (1)(2)	0	3
AvidXchange Holdings, Inc. (1)	34	407
Axos Financial, Inc. (1)	1	68
B. Riley Financial, Inc.	5	82
Baldwin Insurance Group, Inc. – Class A (1)	13	454
BancFirst Corp.	1	47
Bancorp, Inc. (1)	9	349
Bank7 Corp. (2)	0	5
Block, Inc. – Class A (1)	43	2,805
Blue Owl Capital, Inc. – Class A	94	1,668
Brightsphere Investment Group, Inc.	6	131
Brown & Brown, Inc.	20	1,755
Cantaloupe, Inc. (1)	11	70
Cass Information Systems, Inc.	2	90
Citizens Financial Services, Inc. (2)	0	8
City Holding Co. (2)	0	18

	Shares (000s)	Value (000s)

Coastal Financial Corp. (1)	2	$94
Cohen & Steers, Inc.	186	13,524
Coinbase Global, Inc. – Class A (1)	31	6,828
Columbia Banking System, Inc.	373	7,419
Columbia Financial, Inc. (1)(2)	0	6
Corpay, Inc. (1)	13	3,420
Crawford & Co. – Class A	3	27
Credit Acceptance Corp. (1)	1	487
Cullen/Frost Bankers, Inc.	326	33,131
Diamond Hill Investment Group, Inc.	1	83
Donnelley Financial Solutions, Inc. (1)	3	197
Encore Capital Group, Inc. (1)	154	6,424
Equitable Holdings, Inc.	49	2,003
Esquire Financial Holdings, Inc.	1	53
Euronet Worldwide, Inc. (1)	55	5,677
Evercore, Inc. – Class A	47	9,845
Everest Group Ltd.	156	59,571
EVERTEC, Inc.	12	415
FactSet Research Systems, Inc.	63	25,536
Federal Agricultural Mortgage Corp. – Class C	2	288
First Bancorp	2	43
First Business Financial Services, Inc. (2)	0	6
First Financial Bankshares, Inc.	26	754
First Foundation, Inc.	3	19
First Internet Bancorp	1	17
First Interstate BancSystem, Inc. – Class A	295	8,194
First Merchants Corp.	211	7,016
First Western Financial, Inc. (1)(2)	0	6
FirstCash Holdings, Inc.	236	24,785
Flywire Corp. (1)	327	5,361
GCM Grosvenor, Inc. – Class A	8	81
Goosehead Insurance, Inc. – Class A (1)	5	261
Greene County Bancorp, Inc.	1	45
Hamilton Lane, Inc. – Class A	8	933
HCI Group, Inc.	2	145
Houlihan Lokey, Inc. – Class A	117	15,718
I3 Verticals, Inc. – Class A (1)(2)	0	5
International Money Express, Inc. (1)	6	129
Investors Title Co. (2)	0	6
Jefferies Financial Group, Inc.	10	495
Kemper Corp.	327	19,405
Kingsway Financial Services, Inc. (1)	2	20
Kinsale Capital Group, Inc.	102	39,467
KKR Real Estate Finance Trust, Inc.	3	26
Lakeland Financial Corp.	116	7,157
Lazard, Inc. – Class A	20	750
Lemonade, Inc. (1)	8	136
LendingTree, Inc. (1)	2	75
Live Oak Bancshares, Inc.	6	204
LPL Financial Holdings, Inc.	14	3,877
Markel Group, Inc. (1)	1	892
MarketAxess Holdings, Inc.	36	7,226
Marqeta, Inc. – Class A (1)	78	428
Mercury General Corp.	1	35
Metrocity Bankshares, Inc. (2)	0	8
Moelis & Co. – Class A	7	378
Moneylion, Inc. (1)	2	121
Morningstar, Inc.	5	1,464
Mr Cooper Group, Inc. (1)	5	380
MSCI, Inc. – Class A	8	3,980
NBT Bancorp, Inc.	188	7,269
NCR Atleos Corp. (1)	14	377

The accompanying notes are an integral part of these financial statements.

423

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

NerdWallet, Inc. – Class A (1)	8	$110
Nicolet Bankshares, Inc.	1	49
NMI Holdings, Inc. – Class A (1)	1	42
NU Holdings Ltd. – Class A (1)	1,825	23,530
Open Lending Corp. – Class A (1)	20	110
OppFi, Inc.	3	11
Oscar Health, Inc. – Class A (1)	38	597
P10, Inc. – Class A	8	71
Pagseguro Digital Ltd. – Class A (1)	19	224
Palomar Holdings, Inc. – Class A (1)	204	16,585
Pathward Financial, Inc.	1	82
Patria Investments Ltd. – Class A	12	141
Payoneer Global, Inc. (1)	1,206	6,683
Paysign, Inc. (1)	7	29
PennyMac Financial Services, Inc.	3	276
Peoples Financial Services Corp. (2)	0	18
Perella Weinberg Partners – Class A	11	178
Piper Sandler Companies	54	12,396
PJT Partners, Inc. – Class A	140	15,088
Popular, Inc.	2	145
Priority Technology Holdings, Inc. (1)	3	16
PROG Holdings, Inc.	1	47
Regional Management Corp. (2)	0	11
Remitly Global, Inc. (1)	28	341
RLI Corp. (2)	0	63
Robinhood Markets, Inc. – Class A (1)	664	15,075
Root, Inc. – Class A (1)	2	86
Ryan Specialty Holdings, Inc. – Class A	1,237	71,622
Selective Insurance Group, Inc.	143	13,380
ServisFirst Bancshares, Inc.	3	181
Sezzle, Inc. (1)(2)	0	36
Shift4 Payments, Inc. – Class A (1)	99	7,231
Shore Bancshares, Inc.	1	12
SiriusPoint Ltd. (1)	1	16
Skyward Specialty Insurance Group, Inc. (1)	2	60
SoFi Technologies, Inc. (1)	30	201
StepStone Group, Inc. – Class A	11	489
StoneCo Ltd. – Class A (1)	29	347
StoneX Group, Inc. (1)	1	52
Tiptree, Inc.	1	21
Toast, Inc. – Class A (1)	1,741	44,870
TPG, Inc. – Class A	4	184
Tradeweb Markets, Inc. – Class A	1,037	109,971
Triumph Financial, Inc. (1)	4	321
Trupanion, Inc. (1)	6	189
Universal Insurance Holdings, Inc.	1	18
Upstart Holdings, Inc. (1)	15	353
USCB Financial Holdings, Inc.	1	7
UWM Holdings Corp.	14	94
Value Line, Inc. (2)	0	6
Victory Capital Holdings, Inc. – Class A	8	392
Virtus Investment Partners, Inc.	1	257
Walker & Dunlop, Inc.	65	6,395
Western Alliance Bancorp	124	7,786
Western Union Co.	7	91
WEX, Inc. (1)	1	131
Wintrust Financial Corp.	54	5,341
WisdomTree, Inc.	801	7,934
World Acceptance Corp. (1)	1	80
WSFS Financial Corp.	221	10,400
XP, Inc. – Class A	8	141

Total Financials		794,895

	Shares (000s)	Value (000s)

Healthcare – 19.74%
10X Genomics, Inc. – Class A (1)	13	$247
4D Molecular Therapeutics, Inc. (1)	6	131
Absci Corp. (1)	11	35
Acadia Healthcare Co., Inc. (1)	238	16,055
ACADIA Pharmaceuticals, Inc. (1)	23	378
Accolade, Inc. (1)	5	17
Accuray, Inc. (1)	17	32
Achieve Life Sciences, Inc. (1)	4	19
Aclaris Therapeutics, Inc. (1)	1	1
Actinium Pharmaceuticals, Inc. (1)	6	44
AdaptHealth Corp. – Class A (1)	9	85
ADC Therapeutics SA (1)	8	26
Addus HomeCare Corp. (1)	1	140
ADMA Biologics, Inc. (1)	44	487
Aduro Bioteech, Inc. (1)(3)	5	10
Aerovate Therapeutics, Inc. (1)	2	3
Agenus, Inc. (1)(2)	0	8
Agilent Technologies, Inc.	137	17,759
agilon health, Inc. (1)	60	391
AirSculpt Technologies, Inc. (1)	2	9
Akebia Therapeutics, Inc. (1)	7	7
Akero Therapeutics, Inc. (1)	2	52
Akoya Biosciences, Inc. (1)	4	10
Aldeyra Therapeutics, Inc. (1)	1	4
Alector, Inc. (1)	16	71
Align Technology, Inc. (1)	97	23,448
Alignment Healthcare, Inc. (1)	19	152
Alimera Sciences, Inc. (1)	3	19
Alkermes Plc (1)	33	784
Alnylam Pharmaceuticals, Inc. (1)	48	11,770
Alphatec Holdings, Inc. (1)	20	207
Altimmune, Inc. (1)	8	50
Alto Neuroscience, Inc. (1)	1	11
ALX Oncology Holdings, Inc. (1)	6	37
Amicus Therapeutics, Inc. (1)	594	5,894
AMN Healthcare Services, Inc. (1)	7	376
Amneal Pharmaceuticals, Inc. (1)	26	163
Amphastar Pharmaceuticals, Inc. (1)	7	297
AnaptysBio, Inc. (1)	4	96
Anavex Life Sciences Corp. (1)	4	17
ANI Pharmaceuticals, Inc. (1)	3	160
Anika Therapeutics, Inc. (1)(2)	0	12
Apellis Pharmaceuticals, Inc. (1)	125	4,784
Apogee Therapeutics, Inc. (1)	225	8,858
Applied Therapeutics, Inc. (1)	11	53
Aquestive Therapeutics, Inc. (1)	4	10
Arbutus Biopharma Corp. (1)	25	78
Arcellx, Inc. (1)	90	4,992
Arcturus Therapeutics Holdings, Inc. (1)	4	97
Arcus Biosciences, Inc. (1)	11	160
Arcutis Biotherapeutics, Inc. (1)	21	191
Ardelyx, Inc. (1)	45	334
Argenx SE – ADR (1)	175	75,195
ArriVent Biopharma, Inc. (1)	1	21
Arrowhead Pharmaceuticals, Inc. (1)	23	602
ARS Pharmaceuticals, Inc. (1)	10	81
Artivion, Inc. (1)	6	149
Arvinas, Inc. (1)	12	332
Ascendis Pharma – ADR (1)	493	67,204
Astrana Health, Inc. (1)	8	337
Astria Therapeutics, Inc. (1)	7	68

The accompanying notes are an integral part of these financial statements.

424

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Atossa Therapeutics, Inc. (1)	6	$7
AtriCure, Inc. (1)	119	2,711
Atrion Corp. (2)	0	123
Aurinia Pharmaceuticals, Inc. (1)	20	116
Avadel Pharmaceuticals Plc (1)	18	253
Aveanna Healthcare Holdings, Inc. (1)	6	18
Avid Bioservices, Inc. (1)	11	79
Avidity Biosciences, Inc. (1)	20	801
Avita Medical, Inc. (1)	5	37
Axogen, Inc. (1)	9	62
Axonics, Inc. (1)	10	666
Axsome Therapeutics, Inc. (1)	7	569
Azenta, Inc. (1)	92	4,824
BioCryst Pharmaceuticals, Inc. (1)	40	247
Biohaven Ltd. (1)	84	2,909
BioLife Solutions, Inc. (1)	307	6,578
Biomea Fusion, Inc. (1)	5	24
Biote Corp. – Class A (1)	5	36
Bio-Techne Corp.	694	49,746
Bioventus, Inc. – Class A (1)	3	15
Bioxcel Therapeutics, Inc. (1)(2)	0	0
Black Diamond Therapeutics, Inc. (1)	5	23
Blueprint Medicines Corp. (1)	90	9,741
Boundless Bio, Inc. (1)	2	6
Bridgebio Pharma, Inc. (1)	136	3,438
Bright Green Corp. (1)	3	1
BrightSpring Health Services, Inc. (1)	10	116
Brookdale Senior Living, Inc. (1)	32	216
Bruker Corp.	12	786
Cabaletta Bio, Inc. (1)	225	1,682
Candel Therapeutics, Inc. (1)	3	18
Capricor Therapeutics, Inc. (1)	4	20
Cardiff Oncology, Inc. (1)	3	7
Cardinal Health, Inc.	27	2,659
CareDx, Inc. (1)	2	33
Cargo Therapeutics, Inc. (1)(2)	0	7
Cartesian Therapeutics, Inc. (1)	1	37
Cassava Sciences, Inc. (1)	8	97
Castle Biosciences, Inc. (1)	2	35
Catalyst Pharmaceuticals, Inc. (1)	22	348
Celcuity, Inc. (1)	4	69
Celldex Therapeutics, Inc. (1)	10	378
Cencora, Inc. – Class A	31	7,043
Cerevel Therapeutics Holdings, Inc. (1)	13	523
Cerus Corp. (1)	35	61
CervoMed, Inc. (1)	1	18
CG oncology, Inc. (1)	3	87
Chemed Corp. (2)	0	145
Chinook Therapeutics, Inc. (1)(3)	3	1
ChromaDex Corp. (1)	9	26
Codexis, Inc. (1)	2	5
Cogent Biosciences, Inc. (1)	17	139
Coherus Biosciences, Inc. (1)	6	10
Collegium Pharmaceutical, Inc. (1)	6	202
Community Health Systems, Inc. (1)	13	44
Conduit Pharmaceuticals, Inc. (1)	6	6
CONMED Corp.	112	7,731
Contineum Therapeutics, Inc. (1)	1	12
Cooper Companies, Inc.	284	24,793
Corbus Pharmaceuticals Holdings, Inc. (1)	1	54
Corcept Therapeutics, Inc. (1)	16	509
CorMedix, Inc. (1)	10	43

	Shares (000s)	Value (000s)

CorVel Corp. (1)	2	$437
Crinetics Pharmaceuticals, Inc. (1)	949	42,504
CryoPort, Inc. (1)	7	49
Cue Biopharma, Inc. (1)	1	1
Cullinan Therapeutics, Inc. (1)	7	117
Cutera, Inc. (1)(2)	0	0
CVRx, Inc. (1)	3	31
Cytokinetics, Inc. (1)	2	110
DaVita, Inc. (1)	9	1,305
Day One Biopharmaceuticals, Inc. (1)	9	125
Definitive Healthcare Corp. – Class A (1)	882	4,815
Denali Therapeutics, Inc. (1)	14	321
Dentsply Sirona, Inc.	693	17,263
DexCom, Inc. (1)	947	107,428
Dianthus Therapeutics, Inc. (1)(2)	0	9
Disc Medicine, Inc. – Class A (1)	103	4,632
DocGo, Inc. (1)	3	11
Doximity, Inc. – Class A (1)	2	45
Dynavax Technologies Corp. – Class A (1)	20	228
Dyne Therapeutics, Inc. (1)	16	553
Edgewise Therapeutics, Inc. (1)	14	253
Edwards Lifesciences Corp. (1)	740	68,312
Elevation Oncology, Inc. (1)	5	15
Embecta Corp.	1	14
Enhabit, Inc. (1)	1	7
Enliven Therapeutics, Inc. (1)	6	151
Ensign Group, Inc.	11	1,336
Esperion Therapeutics, Inc. (1)	10	22
Evolent Health, Inc. – Class A (1)	22	427
Evolus, Inc. (1)	11	116
Exact Sciences Corp. (1)	793	33,491
Exelixis, Inc. (1)	520	11,692
EyePoint Pharmaceuticals, Inc. (1)	5	41
Fennec Pharmaceuticals, Inc. (1)	1	5
Fibrobiologics, Inc. (1)	4	18
Foghorn Therapeutics, Inc. (1)	4	21
Fortrea Holdings, Inc. (1)(2)	0	4
Fractyl Health, Inc. (1)	1	6
Fulcrum Therapeutics, Inc. (1)	5	32
G1 Therapeutics, Inc. (1)	10	22
Galectin Therapeutics, Inc. (1)	3	6
GE HealthCare Technologies, Inc.	7	580
GeneDx Holdings Corp. – Class A (1)(2)	0	8
Genelux Corp. (1)(2)	0	0
Geron Corp. (1)	78	329
Glaukos Corp. (1)	235	27,833
Globus Medical, Inc. – Class A (1)	328	22,498
GRAIL, Inc. (1)	4	67
Greenwich Lifesciences, Inc. (1)	1	20
GTX, Inc. (1)(2)(3)	0	0
Guardant Health, Inc. (1)	23	661
Haemonetics Corp. (1)	10	806
Halozyme Therapeutics, Inc. (1)	232	12,172
Harmony Biosciences Holdings, Inc. (1)	6	176
Harrow, Inc. (1)	6	123
Harvard Bioscience, Inc. (1)	2	7
Health Catalyst, Inc. (1)	1	7
HealthEquity, Inc. (1)	268	23,118
HealthStream, Inc.	2	45
Heron Therapeutics, Inc. (1)	2	8
HilleVax, Inc. (1)	1	18
Hims & Hers Health, Inc. (1)	37	743

The accompanying notes are an integral part of these financial statements.

425

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Hologic, Inc. (1)	126	$9,390
Humacyte, Inc. (1)	17	82
ICON Plc (1)	97	30,349
Ideaya Biosciences, Inc. (1)	116	4,057
IDEXX Laboratories, Inc. (1)	32	15,808
IGM Biosciences, Inc. (1)	3	19
Illumina, Inc. (1)	113	11,824
Immuneering Corp. – Class A (1)	1	1
ImmunityBio, Inc. (1)	22	137
Immunome, Inc. (1)	189	2,287
Immunovant, Inc. (1)	120	3,161
Inari Medical, Inc. (1)	10	495
Incyte Corp. (1)	98	5,927
InfuSystem Holdings, Inc. (1)	4	25
Inhibrx Biosciences, Inc. (1)	1	15
Inhibrx, Inc. (1)(3)	4	3
Inmode Ltd. (1)	2	35
Inmune Bio, Inc. (1)	2	21
Innovage Holding Corp. (1)	1	7
Innoviva, Inc. (1)	1	13
Insmed, Inc. (1)	397	26,614
Inspire Medical Systems, Inc. (1)	29	3,923
Insulet Corp. (1)	13	2,610
Integer Holdings Corp. (1)	52	6,035
Integra LifeSciences Holdings Corp. (1)	208	6,060
Intra-Cellular Therapies, Inc. (1)	19	1,308
Ionis Pharmaceuticals, Inc. (1)	146	6,947
Iovance Biotherapeutics, Inc. (1)	49	394
IQVIA Holdings, Inc. (1)	4	803
iRadimed Corp.	1	65
iRhythm Technologies, Inc. (1)	335	36,009
Ironwood Pharmaceuticals, Inc. – Class A (1)	9	60
Janux Therapeutics, Inc. (1)	5	228
Jasper Therapeutics, Inc. (1)	2	45
Joint Corp. (1)	2	30
KalVista Pharmaceuticals, Inc. (1)	7	87
Karyopharm Therapeutics, Inc. (1)	2	2
Keros Therapeutics, Inc. (1)	6	261
Kiniksa Pharmaceuticals International Plc (1)	7	134
Korro Bio, Inc. (1)(2)	0	11
Krystal Biotech, Inc. (1)	42	7,713
Kura Oncology, Inc. (1)	14	290
Kymera Therapeutics, Inc. (1)	9	258
Kyverna Therapeutics, Inc. (1)	2	15
Lantheus Holdings, Inc. (1)	13	1,058
Larimar Therapeutics, Inc. (1)	8	55
LeMaitre Vascular, Inc.	4	322
Lexeo Therapeutics, Inc. (1)	2	30
Lexicon Pharmaceuticals, Inc. (1)	9	15
LifeMD, Inc. (1)	4	29
LifeStance Health Group, Inc. (1)	11	53
Ligand Pharmaceuticals, Inc. (1)	89	7,528
Lineage Cell Therapeutics, Inc. (1)	26	26
Liquidia Corp. (1)	11	134
LivaNova Plc (1)	1	35
Longboard Pharmaceuticals, Inc. (1)	6	169
MacroGenics, Inc. (1)	10	43
Madrigal Pharmaceuticals, Inc. (1)	3	954
MannKind Corp. (1)	39	203
Maravai LifeSciences Holdings, Inc. – Class A (1)	21	153
Masimo Corp. (1)	4	521

	Shares (000s)	Value (000s)

MediWound Ltd. (1)	2	$24
Medpace Holdings, Inc. (1)	63	25,782
MeiraGTx Holdings Plc (1)	5	21
Merit Medical Systems, Inc. (1)	11	955
Mersana Therapeutics, Inc. (1)	12	25
Mesa Laboratories, Inc.	101	8,733
Metagenomi, Inc. (1)	2	7
Mettler-Toledo International, Inc. (1)	19	26,554
MiMedx Group, Inc. (1)	11	74
Mind Medicine MindMed, Inc. (1)	14	101
Mineralys Therapeutics, Inc. (1)	1	12
Mirum Pharmaceuticals, Inc. (1)	8	259
ModivCare, Inc. (1)	1	28
Molina Healthcare, Inc. (1)	7	2,013
MoonLake Immunotherapeutics – Class A (1)	58	2,548
Nano-X Imaging Ltd. (1)	10	73
Natera, Inc. (1)	379	41,083
National Research Corp.	3	68
Neogen Corp. (1)	356	5,557
NeoGenomics, Inc. (1)	2	25
Neumora Therapeutics, Inc. (1)	16	160
Neurocrine Biosciences, Inc. (1)	79	10,897
Neurogene, Inc. (1)	1	37
NeuroPace, Inc. (1)	3	20
Novavax, Inc. (1)	21	269
Novocure Ltd. (1)	21	354
Nurix Therapeutics, Inc. (1)	8	169
Nuvalent, Inc. – Class A (1)	150	11,353
Nuvectis Pharma, Inc. (1)(2)	0	1
Ocugen, Inc. (1)	50	77
Ocular Therapeutix, Inc. (1)	30	206
Olema Pharmaceuticals, Inc. (1)	267	2,893
Omega Therapeutics, Inc. (1)(2)	0	1
Omeros Corp. (1)	4	18
OmniAb, Inc. (1)	2	7
OmniAb, Inc. – Class CR3 (1)(2)(3)(6)	19	–
OmniAb, Inc. – Class CR4 (1)(2)(3)(6)	19	–
Opthea Ltd. – ADR (1)	162	312
OptimizeRx Corp. (1)	3	35
Option Care Health, Inc. (1)	16	442
Orchestra BioMed Holdings, Inc. (1)	2	20
Organogenesis Holdings, Inc. – Class A (1)	2	4
ORIC Pharmaceuticals, Inc. (1)	3	19
Outlook Therapeutics, Inc. (1)	1	10
Ovid therapeutics, Inc. (1)	11	9
Owens & Minor, Inc. (1)	2	29
Pacira BioSciences, Inc. (1)	182	5,206
PACS Group, Inc. (1)	5	142
Paragon 28, Inc. (1)	9	63
Patterson Companies, Inc.	3	70
Pennant Group, Inc. (1)	6	131
Penumbra, Inc. (1)	131	23,537
PepGen, Inc. (1)	3	42
Performant Financial Corp. (1)	9	26
Perspective Therapeutics, Inc. (1)	7	74
PetIQ, Inc. – Class A (1)	1	16
Phathom Pharmaceuticals, Inc. (1)	2	16
Phibro Animal Health Corp. – Class A	1	16
Phreesia, Inc. (1)	10	210
Poseida Therapeutics, Inc. – Class A (1)	3	10
Praxis Precision Medicines, Inc. (1)	3	138
Precigen, Inc. (1)	4	6

The accompanying notes are an integral part of these financial statements.

426

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Prestige Consumer Healthcare, Inc. (1)	191	$13,129
Prime Medicine, Inc. (1)	11	57
Privia Health Group, Inc. (1)	20	342
PROCEPT BioRobotics Corp. (1)	90	5,526
Progyny, Inc. (1)	16	467
ProKidney Corp. – Class A (1)	10	24
Protagonist Therapeutics, Inc. (1)	11	392
Prothena Corp. Plc (1)	5	100
PTC Therapeutics, Inc. (1)	11	343
Pulmonx Corp. (1)	338	2,143
Pulse Biosciences, Inc. (1)	3	38
Puma Biotechnology, Inc. (1)	3	8
Quanterix Corp. (1)	1	14
RadNet, Inc. (1)	159	9,360
Recursion Pharmaceuticals, Inc. – Class A (1)	40	301
Regulus Therapeutics, Inc. (1)	3	5
Renovaro, Inc. (1)	6	10
Repligen Corp. (1)	162	20,392
ResMed, Inc.	58	11,022
Revance Therapeutics, Inc. (1)	20	52
REVOLUTION Medicines, Inc. (1)	194	7,525
Rhythm Pharmaceuticals, Inc. (1)	11	436
Rigel Pharmaceuticals, Inc. (1)	2	20
Rocket Pharmaceuticals, Inc. (1)	13	275
RxSight, Inc. (1)	81	4,885
Sana Biotechnology, Inc. (1)	26	140
Sanara Medtech, Inc. (1)	1	18
Sarepta Therapeutics, Inc. (1)	17	2,652
Savara, Inc. (1)	15	61
Scholar Rock Holding Corp. (1)	12	100
Schrodinger, Inc. (1)	166	3,211
Scilex Holding Co. (1)	1	2
scPharmaceuticals, Inc. (1)	6	25
Select Medical Holdings Corp.	14	499
Semler Scientific, Inc. (1)	1	29
Sera Prognostics, Inc. – Class A (1)	5	32
Shattuck Labs, Inc. (1)	5	20
SI-BONE, Inc. (1)	195	2,522
SIGA Technologies, Inc.	7	50
Sight Sciences, Inc. (1)	7	45
Silk Road Medical, Inc. (1)	8	206
Simulations Plus, Inc.	3	148
Skye Bioscience, Inc. (1)	1	6
Soleno Therapeutics, Inc. (1)	4	174
Solid Biosciences, Inc. (1)	1	6
Sonida Senior Living, Inc. (1)(2)	0	10
SpringWorks Therapeutics, Inc. (1)	134	5,047
Spyre Therapeutics, Inc. (1)	1	15
STAAR Surgical Co. (1)	10	456
Standard BioTools, Inc. (1)	13	23
Stereotaxis, Inc. (1)	10	18
STERIS Plc	167	36,663
Stoke Therapeutics, Inc. (1)	7	93
Structure Therapeutics, Inc. – ADR (1)	554	21,736
Summit Therapeutics, Inc. (1)	16	126
Supernus Pharmaceuticals, Inc. (1)	271	7,246
Surgery Partners, Inc. (1)	223	5,297
Surmodics, Inc. (1)	2	72
Syndax Pharmaceuticals, Inc. (1)	16	328
Talkspace, Inc. (1)	24	55
Tandem Diabetes Care, Inc. (1)	283	11,394
Tango Therapeutics, Inc. (1)	9	79

	Shares (000s)	Value (000s)

Tarsus Pharmaceuticals, Inc. (1)	7	$194
Taysha Gene Therapies, Inc. (1)	31	70
Tela Bio, Inc. (1)	1	3
Teladoc Health, Inc. (1)	5	49
Tenaya Therapeutics, Inc. (1)	3	9
Terns Pharmaceuticals, Inc. (1)	1	4
TG Therapeutics, Inc. (1)	27	481
TransMedics Group, Inc. (1)	256	38,591
Treace Medical Concepts, Inc. (1)	9	63
Trevi Therapeutics, Inc. (1)	7	20
TScan Therapeutics, Inc. (1)	5	28
Twist Bioscience Corp. (1)	598	29,447
Tyra Biosciences, Inc. (1)	4	63
UFP Technologies, Inc. (1)	1	371
Ultragenyx Pharmaceutical, Inc. (1)	16	661
UroGen Pharma Ltd. (1)	5	86
US Physical Therapy, Inc.	3	269
Vaxcyte, Inc. (1)	490	37,035
Veeva Systems, Inc. – Class A (1)	384	70,288
Vera Therapeutics, Inc. – Class A (1)	8	274
Verastem, Inc. (1)	5	15
Vericel Corp. (1)	281	12,871
Verrica Pharmaceuticals, Inc. (1)	3	24
Viemed Healthcare, Inc. (1)	6	42
Viking Therapeutics, Inc. (1)	19	1,032
Viridian Therapeutics, Inc. (1)	9	116
Waters Corp. (1)	131	37,907
WaVe Life Sciences Ltd. (1)	13	64
Werewolf Therapeutics, Inc. (1)	3	6
West Pharmaceutical Services, Inc.	282	92,847
X4 Pharmaceuticals, Inc. (1)	32	19
Xencor, Inc. (1)	5	101
Xenon Pharmaceuticals, Inc. (1)	557	21,736
Xeris Biopharma Holdings, Inc. (1)	27	61
XOMA Corp. (1)	1	21
Y-mAbs Therapeutics, Inc. (1)	7	86
Zevra Therapeutics, Inc. (1)	4	21
Zura Bio Ltd. – Class A (1)	4	13
Zynex, Inc. (1)	3	25

Total Healthcare		1,645,600

Industrials – 19.98%
374Water, Inc. (1)	10	12
AAON, Inc.	257	22,409
AAR Corp. (1)	107	7,757
ACV Auctions, Inc. – Class A (1)	29	525
Advanced Drainage Systems, Inc.	153	24,507
Aerovironment, Inc. (1)	88	16,081
Alamo Group, Inc.	2	342
Albany International Corp. – Class A	120	10,092
Allient, Inc. (2)	0	4
Alta Equipment Group, Inc.	5	40
Ameresco, Inc. – Class A (1)	161	4,648
American Airlines Group, Inc. (1)	9	102
American Superconductor Corp. (1)	7	155
American Woodmark Corp. (1)(2)	0	13
AMETEK, Inc.	343	57,181
Amprius Technologies, Inc. (1)	1	1
API Group Corp. (1)	226	8,508
Apogee Enterprises, Inc.	1	89
Applied Industrial Technologies, Inc.	68	13,214
ArcBest Corp.	5	488

The accompanying notes are an integral part of these financial statements.

427

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Archer Aviation, Inc. – Class A (1)	43	$151
Argan, Inc.	2	175
Aris Water Solutions, Inc. – Class A (2)	0	6
Armstrong World Industries, Inc.	3	313
Array Technologies, Inc. (1)	30	303
Atkore, Inc.	30	4,013
Atmus Filtration Technologies, Inc. (1)	201	5,776
Avis Budget Group, Inc.	1	130
Axon Enterprise, Inc. (1)	325	95,768
AZEK Co., Inc. – Class A (1)	592	24,949
AZZ, Inc.	5	365
Barrett Business Services, Inc.	4	143
Beacon Roofing Supply, Inc. (1)	283	25,612
Blink Charging Co. (1)	8	23
Bloom Energy Corp. – Class A (1)	35	432
Blue Bird Corp. (1)	6	335
Boise Cascade Co.	4	438
Booz Allen Hamilton Holding Corp. – Class A	81	12,446
Bowman Consulting Group Ltd. – Class A (1)	3	82
Brink’s Co.	9	894
Broadridge Financial Solutions, Inc.	20	3,927
Builders FirstSource, Inc. (1)	2	281
BWX Technologies, Inc.	4	335
Byrna Technologies, Inc. (1)	3	34
Cadre Holdings, Inc.	5	171
Carlisle Companies, Inc.	49	20,042
Casella Waste Systems, Inc. – Class A (1)	11	1,104
CBIZ, Inc. (1)	9	692
CECO Environmental Corp. (1)	6	163
Centuri Holdings, Inc. (1)	3	51
ChargePoint Holdings, Inc. (1)	42	63
Chart Industries, Inc. (1)	143	20,613
Cimpress Plc (1)	2	207
Clean Harbors, Inc. (1)	105	23,822
Comfort Systems USA, Inc.	36	10,901
CompX International, Inc. (2)	0	6
Construction Partners, Inc. – Class A (1)	8	460
Core & Main, Inc. – Class A (1)	346	16,928
Costamare, Inc.	1	9
Covenant Logistics Group, Inc. – Class A (2)	0	12
CRA International, Inc.	1	223
Crane Co.	91	13,182
CSG Systems International, Inc.	6	237
CSW Industrials, Inc.	3	798
Curtiss-Wright Corp.	86	23,374
Custom Truck One Source, Inc. (1)	6	27
Dayforce, Inc. (1)	3	138
Distribution Solutions Group, Inc. (1)	2	52
DLH Holdings Corp. (1)	1	6
Douglas Dynamics, Inc.	4	88
Dragonfly Energy Holdings Corp. (1)	1	1
Driven Brands Holdings, Inc. (1)	11	146
DXP Enterprises, Inc. (1)(2)	0	9
Dycom Industries, Inc. (1)	6	930
EMCOR Group, Inc.	31	11,365
Energy Recovery, Inc. (1)	11	146
Enerpac Tool Group Corp. – Class A	11	401
EnerSys	7	738
Enovix Corp. (1)	388	6,005
Enpro, Inc. (2)	0	64
Equifax, Inc.	96	23,317
Esab Corp.	108	10,185

	Shares (000s)	Value (000s)

ESCO Technologies, Inc.	2	$257
Eve Holding, Inc. (1)	3	13
EVI Industries, Inc.	1	18
ExlService Holdings, Inc. (1)	441	13,827
Expeditors International of Washington, Inc.	4	514
Exponent, Inc.	10	933
Fastenal Co.	89	5,606
Federal Signal Corp.	12	979
Ferguson Plc	59	11,476
First Advantage Corp.	6	94
FiscalNote Holdings, Inc. (1)	11	17
Fluence Energy, Inc. – Class A (1)	12	205
Fluor Corp. (1)	30	1,323
Fortive Corp.	1,246	92,291
Franklin Covey Co. (1)	2	85
Franklin Electric Co., Inc.	9	851
Frontier Group Holdings, Inc. (1)	9	43
FTAI Aviation Ltd.	317	32,759
FTI Consulting, Inc. (1)	53	11,357
Gates Industrial Corp. Plc (1)	506	7,993
Generac Holdings, Inc. (1)	5	706
Gibraltar Industries, Inc. (1)	3	192
Global Industrial Co.	3	82
GMS, Inc. (1)	7	562
Gorman-Rupp Co.	4	147
Graco, Inc.	283	22,436
GrafTech International Ltd. (1)	46	45
Graham Corp. (1)	2	55
Granite Construction, Inc.	7	436
Griffon Corp.	7	478
H&E Equipment Services, Inc.	6	255
Heartland Express, Inc.	4	44
HEICO Corp.	173	38,717
HEICO Corp. – Class A	85	15,096
Helios Technologies, Inc.	4	210
Herc Holdings, Inc.	5	729
Hillenbrand, Inc.	5	184
Hillman Solutions Corp. (1)	995	8,806
Himalaya Shipping Ltd. (1)	5	47
HireQuest, Inc.	1	12
HNI Corp.	4	197
Howmet Aerospace, Inc.	116	9,002
Hubbell, Inc. – Class B	86	31,418
Hudson Technologies, Inc. (1)	1	11
Huron Consulting Group, Inc. (1)	3	341
Hyster-Yale, Inc.	1	94
ICF International, Inc.	4	536
IDEX Corp.	155	31,186
IES Holdings, Inc. (1)	2	225
Ingersoll Rand, Inc.	466	42,357
Innodata, Inc. (1)	5	81
Insperity, Inc.	7	635
Insteel Industries, Inc.	2	48
Interface, Inc. – Class A	1	15
Janus International Group, Inc. (1)	27	345
JB Hunt Transport Services, Inc.	26	4,222
JELD-WEN Holding, Inc. (1)	6	77
Joby Aviation, Inc. (1)	78	399
John Bean Technologies Corp. (2)	0	39
Kadant, Inc.	2	667
Karat Packaging, Inc.	1	39
KBR, Inc.	2	146

The accompanying notes are an integral part of these financial statements.

428

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Kforce, Inc.	4	$224
Kirby Corp. (1)	22	2,685
Kornit Digital Ltd. (1)	181	2,646
Kratos Defense & Security Solutions, Inc. (1)	648	12,969
Landstar System, Inc.	36	6,610
LanzaTech Global, Inc. (1)	22	40
Legalzoom.com, Inc. (1)	27	224
Lennox International, Inc.	24	12,659
Leonardo DRS, Inc. (1)	906	23,121
Limbach Holdings, Inc. (1)	2	113
Lincoln Electric Holdings, Inc.	3	535
Lindsay Corp.	1	130
Liquidity Services, Inc. (1)	4	80
Loar Holdings, Inc. (1)	2	98
LSI Industries, Inc.	4	53
Lyft, Inc. – Class A (1)	46	650
Marten Transport Ltd.	2	43
MAXIMUS, Inc.	138	11,804
McGrath RentCorp	5	504
Miller Industries, Inc. (2)	0	10
Montrose Environmental Group, Inc. (1)	104	4,640
Moog, Inc. – Class A	76	12,697
MSA Safety, Inc.	83	15,606
MSC Industrial Direct Co., Inc. – Class A	87	6,868
Mueller Industries, Inc.	20	1,142
Mueller Water Products, Inc. – Class A	30	540
MYR Group, Inc. (1)	71	9,594
NEXTracker, Inc. – Class A (1)	202	9,450
Nordson Corp.	139	32,240
Northwest Pipe Co. (1)(2)	0	9
NuScale Power Corp. (1)	15	176
NV5 Global, Inc. (1)	1	47
Old Dominion Freight Line, Inc.	36	6,413
Omega Flex, Inc.	1	32
Orion Group Holdings, Inc. (1)	1	8
Oshkosh Corp.	189	20,407
PAM Transportation Services, Inc. (1)(2)	0	3
Park Aerospace Corp.	2	24
Paychex, Inc.	21	2,536
Paycom Software, Inc.	6	843
Paylocity Holding Corp. (1)	8	1,063
Perma-Fix Environmental Services, Inc. (1)	2	25
Pitney Bowes, Inc.	9	47
Plug Power, Inc. (1)	10	23
Powell Industries, Inc.	2	260
Preformed Line Products Co. (2)	0	4
Primoris Services Corp.	331	16,521
Quad/Graphics, Inc.	3	18
Quanta Services, Inc.	224	57,013
Quest Resource Holding Corp. (1)	3	27
RBC Bearings, Inc. (1)	88	23,702
Redwire Corp. (1)	1	6
REV Group, Inc.	8	194
Rocket Lab USA, Inc. (1)	68	324
Rockwell Automation, Inc.	167	45,866
Rollins, Inc.	52	2,526
RXO, Inc. (1)	23	590
Saia, Inc. (1)	111	52,849
SES AI Corp. (1)	2	3
Shoals Technologies Group, Inc. – Class A (1)	33	207
Shyft Group, Inc.	1	6
Simpson Manufacturing Co., Inc.	81	13,665

	Shares (000s)	Value (000s)

SiteOne Landscape Supply, Inc. (1)	69	$8,404
Sky Harbour Group Corp. (1)	2	20
SKYX Platforms Corp. (1)	3	3
Spire Global, Inc. (1)	4	46
Spirit AeroSystems Holdings, Inc. – Class A (1)	3	89
SPX Technologies, Inc. (1)	9	1,243
Standex International Corp.	2	278
Sterling Check Corp. (1)	4	56
Sterling Infrastructure, Inc. (1)	6	694
Sun Country Airlines Holdings, Inc. (1)	4	45
Symbotic, Inc. – Class A (1)	166	5,848
Taylor Devices, Inc. (1)(2)	0	20
Tecnoglass, Inc.	113	5,667
Tennant Co.	2	161
Terex Corp.	71	3,875
Tetra Tech, Inc.	88	17,963
Thermon Group Holdings, Inc. (1)	1	20
Toro Co.	275	25,668
Transcat, Inc. (1)	2	200
TransUnion	2	153
Trex Co., Inc. (1)	412	30,563
TriNet Group, Inc.	6	631
Trinity Industries, Inc.	14	434
UFP Industries, Inc.	7	745
U-Haul Holding Co. (1)	1	36
U-Haul Holding Co. – Class B	8	489
UniFirst Corp.	41	7,089
United Rentals, Inc.	3	1,932
Universal Logistics Holdings, Inc. (2)	0	19
Upwork, Inc. (1)	24	259
Velo3D, Inc. (1)(2)	0	0
Veralto Corp.	21	1,969
Verisk Analytics, Inc. – Class A	147	39,502
Verra Mobility Corp. – Class A (1)	32	879
Vertiv Holdings Co. – Class A	607	52,527
Viad Corp. (1)	4	136
Vicor Corp. (1)	2	80
Virgin Galactic Holdings, Inc. (1)	1	5
VirTra, Inc. (1)	2	16
VSE Corp. (2)	0	39
Watts Water Technologies, Inc. – Class A	47	8,673
Werner Enterprises, Inc.	2	62
Westinghouse Air Brake Technologies Corp.	110	17,404
Wheels Up Experience, Inc. (1)	18	33
WillScot Mobile Mini Holdings Corp. – Class A (1)	10	383
WNS Holdings Ltd. (1)	9	471
WW Grainger, Inc.	7	6,321
Xometry, Inc. – Class A (1)	8	94
XPO, Inc. (1)	21	2,249
Xylem, Inc.	574	77,851
Zurn Elkay Water Solutions Corp.	314	9,235

Total Industrials		1,665,726

Information Technology – 24.83%
8x8, Inc. (1)	24	53
A10 Networks, Inc.	14	191
ACI Worldwide, Inc. (1)	20	811
ACM Research, Inc. – Class A (1)	7	156
Adeia, Inc.	18	203
Advanced Energy Industries, Inc.	7	791

The accompanying notes are an integral part of these financial statements.

429

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Aehr Test Systems (1)	5	$57
Agilysys, Inc. (1)	4	446
Akamai Technologies, Inc. (1)	299	26,934
Alarm.com Holdings, Inc. (1)	9	596
Alkami Technology, Inc. (1)	9	247
Altair Engineering, Inc. – Class A (1)	307	30,073
Ambarella, Inc. (1)	66	3,582
American Software, Inc. – Class A	376	3,437
Amkor Technology, Inc.	450	18,028
Amplitude, Inc. – Class A (1)	15	133
ANSYS, Inc. (1)	11	3,686
Appfolio, Inc. – Class A (1)	105	25,652
Appian Corp. – Class A (1)	8	243
Applied Digital Corp. (1)	13	79
AppLovin Corp. – Class A (1)	49	4,045
Arista Networks, Inc. (1)	143	50,081
Arlo Technologies, Inc. (1)	18	241
Arteris, Inc. (1)	5	41
Asana, Inc. – Class A (1)	16	217
ASGN, Inc. (1)	2	176
Aspen Technology, Inc. (1)	32	6,384
Astera Labs, Inc. (1)(2)	0	15
Atlassian Corp. – Class A (1)	220	38,903
AudioEye, Inc. (1)	1	24
Aurora Innovation, Inc. – Class A (1)	88	244
Autodesk, Inc. (1)	82	20,291
AvePoint, Inc. (1)	25	259
Axcelis Technologies, Inc. (1)	6	897
Backblaze, Inc. (1)	8	48
Badger Meter, Inc.	26	4,871
Belden, Inc.	4	395
Bentley Systems, Inc. – Class B	501	24,716
BigBear.ai Holdings, Inc. (1)	15	22
BigCommerce Holdings, Inc. (1)	13	107
BILL Holdings, Inc. (1)	5	246
Blackbaud, Inc. (1)	8	612
BlackLine, Inc. (1)	125	6,050
Blend Labs, Inc. – Class A (1)	45	106
Box, Inc. – Class A (1)	226	5,986
Braze, Inc. – Class A (1)	152	5,893
C3.ai, Inc. – Class A (1)	16	465
Cadence Design Systems, Inc. (1)	28	8,680
Calix, Inc. (1)	8	298
Cambium Networks Corp. (1)(2)	0	1
Camtek Ltd.	337	42,193
CCC Intelligent Solutions Holdings, Inc. (1)	2,105	23,384
CDW Corp.	13	2,827
Celestica, Inc. (1)	284	16,257
CEVA, Inc. (1)	4	74
Cipher Mining, Inc. (1)	23	94
Cleanspark, Inc. (1)	43	686
Clear Secure, Inc. – Class A	17	318
Clearwater Analytics Holdings, Inc. (1)	27	505
Climb Global Solutions, Inc.	1	50
Cloudflare, Inc. – Class A (1)	56	4,603
Cognex Corp.	129	6,020
Coherent Corp. (1)	388	28,116
CommVault Systems, Inc. (1)	8	960
CompoSecure, Inc. – Class A	3	22
Confluent, Inc. – Class A (1)	1,208	35,672
Core Scientific, Inc. (1)	27	252
Corsair Gaming, Inc. (1)	2	20
Couchbase, Inc. (1)	8	139

	Shares (000s)	Value (000s)

CPI Card Group, Inc. (1)	1	$27
Credo Technology Group Holding Ltd. (1)	945	30,170
CS Disco, Inc. (1)	4	21
CTS Corp.	5	232
CyberArk Software Ltd. (1)	200	54,662
Daily Journal Corp. (1)(2)	0	75
Daktronics, Inc. (1)	1	14
Datadog, Inc. – Class A (1)	353	45,809
Dave, Inc. (1)	2	46
Digimarc Corp. (1)	3	85
DigitalOcean Holdings, Inc. (1)	13	443
Diodes, Inc. (1)	1	68
DocuSign, Inc. – Class A (1)	38	2,010
Domo, Inc. – Class B (1)	7	52
DoubleVerify Holdings, Inc. – Class Rights (1)	15	293
Dropbox, Inc. – Class A (1)	14	316
D-Wave Quantum, Inc. (1)	9	11
Dynatrace, Inc. (1)	48	2,149
eGain Corp. (1)	4	24
Elastic NV (1)	186	21,230
Endava Plc – ADR (1)	158	4,620
Enfusion, Inc. – Class A (1)	9	80
Enphase Energy, Inc. (1)	24	2,432
Entegris, Inc.	207	28,016
Envestnet, Inc. (1)	205	12,815
EPAM Systems, Inc. (1)	1	121
ePlus, Inc. (1)	3	252
Everbridge, Inc. (1)	8	284
EverCommerce, Inc. (1)	3	35
Everspin Technologies, Inc. (1)	3	16
Evolv Technologies Holdings, Inc. (1)	25	64
Extreme Networks, Inc. (1)	13	175
Fabrinet (1)	107	26,200
Fair Isaac Corp. (1)	13	19,708
Fastly, Inc. – Class A (1)	20	148
First Solar, Inc. (1)	56	12,701
Five9, Inc. (1)	276	12,153
FormFactor, Inc. (1)	103	6,206
Fortinet, Inc. (1)	41	2,455
Freshworks, Inc. – Class A (1)	40	503
Gartner, Inc. (1)	14	6,277
GCT Semiconductor Holding, Inc. (1)	1	7
Gitlab, Inc. – Class A (1)	413	20,535
Globant SA (1)	59	10,575
GoDaddy, Inc. – Class A (1)	156	21,842
Grid Dynamics Holdings, Inc. (1)	8	88
Guidewire Software, Inc. (1)	158	21,747
Hackett Group, Inc.	4	91
Harmonic, Inc. (1)	21	252
HashiCorp, Inc. – Class A (1)	14	469
HP, Inc.	44	1,544
HubSpot, Inc. (1)	87	51,025
Ichor Holdings Ltd. (1)	2	76
iLearningEngines Holdings, Inc. (1)	5	46
Impinj, Inc. (1)	4	686
indie Semiconductor, Inc. – Class A (1)	10	61
Infinera Corp. (1)	39	236
Insight Enterprises, Inc. (1)	5	1,073
Instructure Holdings, Inc. (1)	2	57
Intapp, Inc. (1)	8	279
InterDigital, Inc.	5	574
IonQ, Inc. (1)	39	271

The accompanying notes are an integral part of these financial statements.

430

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Iteris, Inc. (1)	7	$31
Itron, Inc. (1)	85	8,395
Jabil, Inc.	225	24,514
Jamf Holding Corp. (1)	14	238
JFrog Ltd. (1)	307	11,538
Kaltura, Inc. (1)	20	24
Keysight Technologies, Inc. (1)	230	31,453
Knowles Corp. (1)	389	6,722
Kulicke & Soffa Industries, Inc.	11	526
Lattice Semiconductor Corp. (1)	938	54,383
Lightwave Logic, Inc. (1)	22	67
Littelfuse, Inc.	35	8,881
LiveRamp Holdings, Inc. (1)	13	391
MACOM Technology Solutions Holdings, Inc. (1)	352	39,288
Manhattan Associates, Inc. (1)	84	20,603
Marathon Digital Holdings, Inc. (1)	44	874
Marvell Technology, Inc.	269	18,830
Matterport, Inc. (1)	51	227
MaxLinear, Inc. – Class A (1)	14	292
MeridianLink, Inc. (1)	3	67
Microchip Technology, Inc.	75	6,906
MicroStrategy, Inc. – Class A (1)(2)	0	252
MicroVision, Inc. (1)	22	24
Mirion Technologies, Inc. – Class A (1)	310	3,326
Mitek Systems, Inc. (1)	9	101
MKS Instruments, Inc.	65	8,472
Monday.com Ltd. (1)	238	57,348
MongoDB, Inc. – Class A (1)	190	47,583
Monolithic Power Systems, Inc.	55	44,982
N-able, Inc. (1)	14	210
Napco Security Technologies, Inc.	7	354
Navitas Semiconductor Corp. – Class A (1)	3	14
nCino, Inc. (1)	292	9,179
NCR Voyix Corp. (1)	25	313
NetApp, Inc.	17	2,209
NextNav, Inc. (1)	15	118
nLight, Inc. (1)	1	6
Novanta, Inc. (1)	7	1,135
Nutanix, Inc. – Class A (1)	1,075	61,129
NVE Corp.	1	69
Okta, Inc. – Class A (1)	698	65,381
Olo, Inc. – Class A (1)	10	45
ON Semiconductor Corp. (1)	392	26,872
OneSpan, Inc. (1)	7	86
Onto Innovation, Inc. (1)	346	75,960
Ooma, Inc. (1)	1	7
OSI Systems, Inc. (1)	3	405
Ouster, Inc. (1)	1	15
PagerDuty, Inc. (1)	17	397
Palantir Technologies, Inc. – Class A (1)	373	9,444
Palo Alto Networks, Inc. (1)	77	26,104
PAR Technology Corp. (1)	6	289
PDF Solutions, Inc. (1)	6	220
Pegasystems, Inc.	8	499
Perficient, Inc. (1)	7	503
Photronics, Inc. (1)	4	99
Plexus Corp. (1)	2	163
Porch Group, Inc. (1)	15	22
Power Integrations, Inc.	88	6,179
PowerSchool Holdings, Inc. – Class A (1)	10	231
Prairie Operating Co. (1)	2	18
Procore Technologies, Inc. (1)	19	1,291
Progress Software Corp.	8	450
PROS Holdings, Inc. (1)	398	11,413
PTC, Inc. (1)	80	14,529

	Shares (000s)	Value (000s)

Pure Storage, Inc. – Class A (1)	1,102	$70,767
Q2 Holdings, Inc. (1)	124	7,454
Qualys, Inc. (1)	55	7,843
QuickLogic Corp. (1)	3	28
Rambus, Inc. (1)	94	5,544
Rapid7, Inc. (1)	95	4,089
Red Violet, Inc. (1)	2	56
Rekor Systems, Inc. (1)	12	19
ReposiTrak, Inc. (1)	2	35
Rimini Street, Inc. (1)	1	4
RingCentral, Inc. – Class A (1)	15	430
Riot Platforms, Inc. (1)	8	76
Samsara, Inc. – Class A (1)	342	11,532
Sapiens International Corp. NV	6	203
SEMrush Holdings, Inc. – Class A (1)	7	95
Semtech Corp. (1)	124	3,702
SentinelOne, Inc. – Class A (1)	7	142
Shopify, Inc. – Class A (1)	377	24,924
Silicon Laboratories, Inc. (1)	113	12,456
SiTime Corp. (1)	4	444
SkyWater Technology, Inc. (1)	5	40
Smartsheet, Inc. – Class A (1)	112	4,942
SoundHound AI, Inc. – Class A (1)	55	218
SoundThinking, Inc. (1)	2	21
Sprinklr, Inc. – Class A (1)	20	193
Sprout Social, Inc. – Class A (1)	244	8,693
SPS Commerce, Inc. (1)	65	12,233
Squarespace, Inc. – Class A (1)	12	515
Super Micro Computer, Inc. (1)	48	39,512
Synaptics, Inc. (1)	1	52
Synopsys, Inc. (1)	117	69,338
Tenable Holdings, Inc. (1)	166	7,225
Teradata Corp. (1)	18	623
Teradyne, Inc.	26	3,826
Terawulf, Inc. (1)	42	185
Tucows, Inc. – Class A (1)	1	29
Turtle Beach Corp. (1)	2	28
Twilio, Inc. – Class A (1)	6	361
Tyler Technologies, Inc. (1)	152	76,226
Ubiquiti, Inc. (2)	0	49
UiPath, Inc. – Class A (1)	62	783
Ultra Clean Holdings, Inc. (1)	9	417
Unity Software, Inc. (1)	24	394
Universal Display Corp.	4	916
Varonis Systems, Inc. – Class B (1)	470	22,533
Veeco Instruments, Inc. (1)	9	423
VeriSign, Inc. (1)	1	184
VERTEX, Inc. – Class A (1)	11	381
Viant Technology, Inc. – Class A (1)	3	28
Weave Communications, Inc. (1)	8	69
WM Technology, Inc. (1)	15	16
Workday, Inc. – Class A (1)	94	21,015
Workiva, Inc. – Class A (1)	10	719
Yext, Inc. (1)	20	108
Zebra Technologies Corp. – Class A (1)	2	620
Zeta Global Holdings Corp. – Class A (1)	32	564
Zscaler, Inc. (1)	274	52,646
Zuora, Inc. – Class A (1)	25	251

Total Information Technology		2,070,351

Materials – 1.69%
5E Advanced Materials, Inc. (1)	1	2
Alpha Metallurgical Resources, Inc.	2	597
Ardagh Metal Packaging SA	27	93
Arq, Inc. (1)	1	6

The accompanying notes are an integral part of these financial statements.

431

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Ashland, Inc.	54	$5,059
ASP Isotopes, Inc. (1)	8	24
Aspen Aerogels, Inc. (1)	2	60
Avery Dennison Corp.	6	1,243
Balchem Corp.	43	6,647
Berry Global Group, Inc.	81	4,761
Cabot Corp.	11	968
Carpenter Technology Corp.	9	1,013
Celanese Corp. – Class A	5	716
Century Aluminum Co. (1)	10	173
Chemours Co.	2	46
Cleveland-Cliffs, Inc. (1)	28	437
Constellium SE – Class A (1)	25	472
Contango ORE, Inc. (1)	1	12
Critical Metals Corp. (1)	1	12
Dakota Gold Corp. (1)	8	22
Eagle Materials, Inc.	40	8,597
Element Solutions, Inc.	464	12,573
Graphic Packaging Holding Co.	217	5,676
Hawkins, Inc.	4	340
HB Fuller Co.	3	237
Ingevity Corp. (1)	89	3,884
Innospec, Inc.	100	12,301
Ivanhoe Electric, Inc. (1)	16	152
Kaiser Aluminum Corp.	3	256
Knife River Corp. (1)	11	774
Louisiana-Pacific Corp.	8	685
Martin Marietta Materials, Inc.	1	339
Materion Corp.	51	5,527
Metals Acquisition Ltd. (1)	3	40
Myers Industries, Inc.	7	94
Northern Technologies International Corp.	2	25
Orion SA	11	243
Pactiv Evergreen, Inc.	1	10
Perpetua Resources Corp. (1)	8	42
Piedmont Lithium, Inc. (1)	1	11
PureCycle Technologies, Inc. (1)	5	28
Quaker Chemical Corp.	3	460
Ramaco Resources, Inc. – Class A	5	66
Ramaco Resources, Inc. – Class B	1	6
Royal Gold, Inc.	106	13,238
RPM International, Inc.	5	579
Sealed Air Corp.	1	51
Sensient Technologies Corp.	90	6,662
Silgan Holdings, Inc.	118	4,998
Smith-Midland Corp. (1)	1	24
Stepan Co. (2)	0	35
Summit Materials, Inc. – Class A (1)	222	8,131
Sylvamo Corp.	1	103
Teck Resources Ltd. – Class B	316	15,159
Tronox Holdings Plc – Class A	972	15,251
United States Lime & Minerals, Inc. (2)	0	149
Vulcan Materials Co.	6	1,570

Total Materials		140,679

Real Estate – 0.88%
Agree Realty Corp.	98	6,065
Alexander’s, Inc. (2)	0	92
Apartment Investment & Management Co. – Class A (1)	13	105
Armada Hoffler Properties, Inc.	1	7
CareTrust REIT, Inc.	314	7,893
CBL & Associates Properties, Inc.	3	72
Clipper Realty, Inc.	2	8

	Shares (000s)	Value (000s)

Community Healthcare Trust, Inc.	1	$12
Compass, Inc. – Class A (1)	71	255
COPT Defense Properties	274	6,848
CoStar Group, Inc. (1)	386	28,589
DigitalBridge Group, Inc.	8	113
eXp World Holdings, Inc.	16	177
FirstService Corp.	56	8,549
Forestar Group, Inc. (1)(2)	0	13
Gladstone Commercial Corp.	1	17
Iron Mountain, Inc.	23	2,085
Jones Lang LaSalle, Inc. (1)	3	582
Lamar Advertising Co. – Class A	4	514
Maui Land & Pineapple Co., Inc. (1)	1	31
NETSTREIT Corp.	3	42
Opendoor Technologies, Inc. (1)	6	10
Outfront Media, Inc.	11	162
Phillips Edison & Co., Inc.	4	123
Postal Realty Trust, Inc. – Class A	1	16
Real Brokerage, Inc. (1)	18	75
Redfin Corp. (1)	23	136
Ryman Hospitality Properties, Inc.	11	1,140
Saul Centers, Inc.	2	69
Simon Property Group, Inc.	16	2,375
St Joe Co.	7	381
Strawberry Fields REIT, Inc. (1)	1	9
Tanger, Inc.	8	222
Terreno Realty Corp.	114	6,757
UMH Properties, Inc.	2	31
Universal Health Realty Income Trust	2	85

Total Real Estate		73,660

Utilities – 0.10%
American States Water Co.	4	301
Cadiz, Inc. (1)	7	22
California Water Service Group	3	146
Consolidated Water Co. Ltd.	1	20
Genie Energy Ltd. – Class B	1	16
Global Water Resources, Inc.	2	25
MGE Energy, Inc.	3	228
Middlesex Water Co. (2)	0	25
Montauk Renewables, Inc. (1)	12	71
NRG Energy, Inc.	16	1,280
Otter Tail Corp.	4	317
Vistra Corp.	64	5,497
York Water Co. (2)	0	17

Total Utilities		7,965

Total Common Stocks (Cost: $6,260,192)		8,133,788

RIGHTS – 0.00% (4)
Healthcare – 0.00% (4)
Pulse Biosciences, Inc., expires 12/31/2049 (1)(2)	0	1

Total Healthcare		1

Total Rights (Cost: $1)		1

SHORT-TERM INVESTMENTS – 2.34%
Money Market Funds – 2.28%
Goldman Sachs Financial Square Government Fund – Class I, 5.21% (5)	189,661	189,661

Total Money Market Funds (Cost: $189,661)		189,661

The accompanying notes are an integral part of these financial statements.

432

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

Time Deposits – 0.06%
JP Morgan, New York, 4.83% due 07/01/2024	$841	$841
Sumitomo Trust Bank, London, 4.83% due 07/01/2024	4,234	4,234

Total Time Deposits (Cost: $5,075)		5,075

Total Short-Term Investments (Cost: $194,736)		194,736

TOTAL INVESTMENTS IN SECURITIES – 99.90% (Cost: $6,454,929)		8,328,525

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.10%		8,120

TOTAL NET ASSETS – 100.00%		$8,336,645

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $14, which represents 0.00% of total net assets.

(4)	Amount calculated is less than 0.005%.

(5)	Represents annualized seven-day yield as of the close of the reporting period.

(6)	Security that is restricted at June 30, 2024. The value of these securities totals $0, which represents 0.00% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
39	E-mini Russell 2000 Future	Sep. 2024	$4,010	$4,027	$17
2	NASDAQ 100 E-mini Future (1)	Sep. 2024	797	797	(0)
8	S&P 500 E-mini Future	Sep. 2024	2,203	2,208	5
3	S&P MidCap 400 E-mini Future	Sep. 2024	886	888	2

					$24

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

433

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2024

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

COMMON STOCKS – 97.66%
Communication Services – 0.99%
Advantage Solutions, Inc. (1)	49	$157
AMC Entertainment Holdings, Inc. – Class A (1)	116	577
AMC Networks, Inc. – Class A (1)	80	771
Anterix, Inc. (1)	1	23
AST SpaceMobile, Inc. – Class A (1)	53	618
ATN International, Inc.	4	98
Bandwidth, Inc. – Class A (1)	1	25
Boston Omaha Corp. – Class A (1)	10	138
Bumble, Inc. – Class A (1)	40	418
Cable One, Inc.	17	5,917
Cars.com, Inc. (1)	30	589
Charter Communications, Inc. – Class A (1)	3	790
Cinemark Holdings, Inc. (1)	11	228
Clear Channel Outdoor Holdings, Inc. – Class A (1)	142	201
Consolidated Communications Holdings, Inc. (1)	34	150
EchoStar Corp. – Class A (1)	55	977
Electronic Arts, Inc.	8	1,049
Emerald Holding, Inc. (1)	7	42
Entravision Communications Corp. – Class A	600	1,218
ESC GCI Liberty, Inc. (1)(2)(3)	3	—
Eventbrite, Inc. – Class A (1)	3	14
EW Scripps Co. – Class A (1)	27	86
Fox Corp. – Class A	225	7,749
Fox Corp. – Class B	4	113
Frontier Communications Parent, Inc. (1)	7	182
fuboTV, Inc. (1)	128	159
Gannett Co., Inc. (1)	64	294
Globalstar, Inc. (1)	58	65
Gogo, Inc. (1)	17	162
Gray Television, Inc.	39	203
IAC, Inc. (1)	2	98
IDT Corp. – Class B	2	78
iHeartMedia, Inc. – Class A (1)	44	48
Innovid Corp. (1)	33	60
Integral Ad Science Holding Corp. (1)	29	282
Interpublic Group of Companies, Inc.	11	310
Iridium Communications, Inc.	3	81
John Wiley & Sons, Inc. – Class A	8	324
Liberty Broadband Corp. – Class A (1)(2)	0	24
Liberty Broadband Corp. – Class C (1)	2	123
Liberty Global Ltd. – Class A (1)	5	80
Liberty Global Ltd. – Class C (1)	5	86
Liberty Latin America Ltd. – Class A (1)	17	159
Liberty Latin America Ltd. – Class C (1)	59	568
Liberty Media Corp.-Liberty Formula One – Class A (1)	1	37
Liberty Media Corp.-Liberty Formula One – Class C (1)	141	10,134
Liberty Media Corp.-Liberty Live – Class A (1)	1	22
Liberty Media Corp.-Liberty Live – Class C (1)	1	49
Liberty Media Corp.-Liberty SiriusXM (1)	4	91
Liberty Media Corp.-Liberty SiriusXM – Class A (1)	2	41

	Shares (000s)	Value (000s)

Lions Gate Entertainment Corp. – Class A (1)	32	$302
Lions Gate Entertainment Corp. – Class B (1)	49	423
Lumen Technologies, Inc. (1)	458	504
Madison Square Garden Entertainment Corp. – Class A (1)	16	540
Madison Square Garden Sports Corp. – Class A (1)(2)	0	88
Magnite, Inc. (1)	7	87
Marcus Corp.	10	117
Match Group, Inc. (1)	7	226
National CineMedia, Inc. (1)	33	143
New York Times Co. – Class A	5	231
News Corp. – Class A	11	291
News Corp. – Class B	3	95
Nexstar Media Group, Inc. – Class A	40	6,681
Nextdoor Holdings, Inc. (1)	79	221
Omnicom Group, Inc.	5	490
Outbrain, Inc. (1)	19	97
Paramount Global – Class A (2)	0	9
Paramount Global – Class B	17	173
Playstudios, Inc. (1)	41	85
Playtika Holding Corp.	416	3,276
Reservoir Media, Inc. (1)	8	65
Roku, Inc. – Class A (1)	3	181
Scholastic Corp.	11	383
Shenandoah Telecommunications Co.	22	357
Shutterstock, Inc.	96	3,719
Sirius XM Holdings, Inc.	18	51
Sphere Entertainment Co. (1)	12	424
Spok Holdings, Inc.	8	122
Stagwell, Inc. – Class A (1)	35	236
Take-Two Interactive Software, Inc. (1)	68	10,538
TEGNA, Inc.	293	4,082
Telephone & Data Systems, Inc.	45	924
TKO Group Holdings, Inc. – Class A	2	206
Townsquare Media, Inc. – Class A	37	406
TripAdvisor, Inc. (1)	223	3,964
TrueCar, Inc. (1)	42	131
Trump Media & Technology Group Corp. (1)	1	20
Urban One, Inc. (1)(2)	0	1
Urban One, Inc. – Class A (1)(2)	0	1
Vimeo, Inc. (1)	67	249
Warner Bros Discovery, Inc. (1)	68	507
WideOpenWest, Inc. (1)	21	115
Ziff Davis, Inc. (1)	21	1,129
ZoomInfo Technologies, Inc. – Class A (1)	9	112

Total Communication Services		77,710

Consumer Discretionary – 11.37%
1-800-Flowers.com, Inc. – Class A (1)	9	84
1stdibs.com, Inc. (1)	9	39
Aaron’s Co., Inc.	40	396
Academy Sports & Outdoors, Inc.	24	1,289
Accel Entertainment, Inc. – Class A (1)	216	2,220
Adient Plc (1)	42	1,031
ADT, Inc.	8	64
Adtalem Global Education, Inc. (1)	14	986
Advance Auto Parts, Inc.	2	105
A-Mark Precious Metals, Inc.	103	3,338

The accompanying notes are an integral part of these financial statements.

434

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Amer Sports, Inc. (1)	3	$43
American Axle & Manufacturing Holdings, Inc. (1)	52	366
American Eagle Outfitters, Inc.	18	352
American Public Education, Inc. (1)	7	116
America’s Car-Mart, Inc. (1)	3	166
AMMO, Inc. (1)	39	66
Aptiv Plc (1)	8	540
Aramark	7	251
Arhaus, Inc.	4	59
Arko Corp.	32	200
Asbury Automotive Group, Inc. (1)	54	12,348
AutoNation, Inc. (1)	1	117
AutoZone, Inc. (1)	17	50,981
Bally’s Corp. (1)	11	127
BARK, Inc. (1)	63	114
Bath & Body Works, Inc.	6	249
Beazer Homes USA, Inc. (1)	13	356
Best Buy Co., Inc.	257	21,665
Beyond, Inc. (1)	20	267
Biglari Holdings, Inc. – Class B (1)(2)	0	63
Birkenstock Holding Plc (1)	1	38
BJ’s Restaurants, Inc. (1)	4	149
Bloomin’ Brands, Inc.	171	3,293
BorgWarner, Inc.	94	3,047
Boyd Gaming Corp.	172	9,492
Bright Horizons Family Solutions, Inc. (1)	1	151
Brinker International, Inc. (1)	108	7,823
BRP, Inc.	64	4,067
Brunswick Corp.	206	15,016
Caesars Entertainment, Inc. (1)	6	239
Caleres, Inc.	11	376
Canada Goose Holdings, Inc. (1)	481	6,222
Canoo, Inc. (1)	26	56
Capri Holdings Ltd. (1)	86	2,838
CarMax, Inc. (1)	107	7,869
Carnival Corp. (1)	1,164	21,783
Carriage Services, Inc. – Class A	1	36
Carter’s, Inc.	1	63
Carvana Co. – Class A (1)	2	248
Cavco Industries, Inc. (1)	6	2,085
Century Casinos, Inc. (1)(2)	0	0
Century Communities, Inc.	11	925
Chegg, Inc. (1)	45	141
Choice Hotels International, Inc. (2)	0	14
Churchill Downs, Inc.	83	11,589
Chuy’s Holdings, Inc. (1)	7	190
Citi Trends, Inc. (1)	4	76
Clarus Corp.	10	66
Columbia Sportswear Co.	1	72
Cooper-Standard Holdings, Inc. (1)	8	95
Cracker Barrel Old Country Store, Inc.	8	333
Cricut, Inc. – Class A (1)	4	26
Crocs, Inc. (1)	1	201
Dana, Inc.	60	727
Darden Restaurants, Inc.	38	5,791
Dave & Buster’s Entertainment, Inc. (1)	79	3,161
Denny’s Corp. (1)	6	45
Designer Brands, Inc. – Class A	19	127
Despegar.com Corp. (1)	24	318
Destination XL Group, Inc. (1)	23	84

	Shares (000s)	Value (000s)

Dick’s Sporting Goods, Inc.	39	$8,327
Dillard’s, Inc. – Class A (2)	0	39
Dine Brands Global, Inc.	31	1,129
Domino’s Pizza, Inc.	1	328
DoorDash, Inc. – Class A (1)	239	26,046
DR Horton, Inc.	8	1,176
Dutch Bros, Inc. – Class A (1)	2	64
eBay, Inc.	450	24,163
El Pollo Loco Holdings, Inc. (1)	13	142
Empire Resorts, Inc. (1)(2)(3)	0	—
Escalade, Inc.	5	63
Ethan Allen Interiors, Inc.	10	276
Etsy, Inc. (1)	1	67
European Wax Center, Inc. – Class A (1)	1	6
Everi Holdings, Inc. (1)	177	1,489
EVgo, Inc. – Class A (1)	43	105
Expedia Group, Inc. (1)	58	7,319
Figs, Inc. – Class A (1)	55	293
Five Below, Inc. (1)(2)	0	33
Flexsteel Industries, Inc. (1)	2	64
Floor & Decor Holdings, Inc. – Class A (1)	87	8,640
Foot Locker, Inc.	126	3,129
Ford Motor Co.	316	3,968
Fox Factory Holding Corp. (1)	19	918
Frontdoor, Inc. (1)	296	10,000
Full House Resorts, Inc. (1)	9	47
Funko, Inc. – Class A (1)	320	3,124
GameStop Corp. – Class A (1)	7	185
Gap, Inc.	6	135
Garmin Ltd.	89	14,474
Genesco, Inc. (1)	4	93
Gentex Corp.	403	13,594
Genuine Parts Co.	4	542
G-III Apparel Group Ltd. (1)	78	2,108
Global Business Travel Group I (1)	8	50
Golden Entertainment, Inc.	9	283
Goodyear Tire & Rubber Co. (1)	274	3,109
GoPro, Inc. – Class A (1)	64	91
Graham Holdings Co. – Class B	2	1,075
Grand Canyon Education, Inc. (1)	54	7,485
Green Brick Partners, Inc. (1)	10	576
Group 1 Automotive, Inc.	32	9,516
Groupon, Inc. – Class A (1)	5	80
GrowGeneration Corp. (1)	29	62
H&R Block, Inc.	329	17,853
Hamilton Beach Brands Holding Co. – Class A	4	67
Harley-Davidson, Inc.	404	13,563
Hasbro, Inc.	117	6,843
Haverty Furniture Companies, Inc.	6	151
Helen of Troy Ltd. (1)	81	7,521
Hibbett, Inc.	1	101
Hilton Worldwide Holdings, Inc.	3	740
Holley, Inc. (1)	12	41
Hooker Furnishings Corp.	5	66
Hovnanian Enterprises, Inc. – Class A (1)	2	300
Hyatt Hotels Corp. – Class A	1	161
Installed Building Products, Inc.	68	13,962
International Game Technology Plc	408	8,357
iRobot Corp. (1)	13	116
J Jill, Inc. (2)	0	8
Jack in the Box, Inc.	37	1,869
JAKKS Pacific, Inc. (1)	3	59

The accompanying notes are an integral part of these financial statements.

435

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Johnson Outdoors, Inc. – Class A	2	$61
KB Home	79	5,534
Kohl’s Corp.	74	1,698
Lands’ End, Inc. (1)	7	95
Landsea Homes Corp. (1)	8	75
Latham Group, Inc. (1)	16	48
Laureate Education, Inc. – Class A	12	186
La-Z-Boy, Inc.	443	16,528
Lear Corp.	124	14,187
Legacy Housing Corp. (1)	4	94
Leggett & Platt, Inc.	4	45
Lennar Corp. – Class A	7	1,008
Lennar Corp. – Class B (2)	0	53
Leslie’s, Inc. (1)	32	133
LGI Homes, Inc. (1)	9	762
Life Time Group Holdings, Inc. (1)	27	508
Lifetime Brands, Inc.	6	49
Lincoln Educational Services Corp. (1)	12	141
Lindblad Expeditions Holdings, Inc. (1)	5	48
Lithia Motors, Inc. – Class A	1	194
LKQ Corp.	276	11,468
Lovesac Co. (1)	3	69
Lucid Group, Inc. (1)	25	65
Luminar Technologies, Inc. – Class A (1)	19	29
M/I Homes, Inc. (1)	12	1,492
Macy’s, Inc.	142	2,718
Malibu Boats, Inc. – Class A (1)	22	778
Marine Products Corp.	2	17
MarineMax, Inc. (1)	137	4,421
Marriott International, Inc. – Class A	26	6,222
Marriott Vacations Worldwide Corp.	1	82
MasterCraft Boat Holdings, Inc. (1)	7	133
Mattel, Inc. (1)	10	158
Meritage Homes Corp.	16	2,613
MGM Resorts International (1)	7	303
Mister Car Wash, Inc. (1)	6	43
Mohawk Industries, Inc. (1)	22	2,495
Mondee Holdings, Inc. – Class A (1)	2	4
Monro, Inc.	130	3,096
Movado Group, Inc.	6	158
National Vision Holdings, Inc. (1)	33	429
Newell Brands, Inc.	822	5,272
Nordstrom, Inc.	78	1,652
NVR, Inc. (1)	4	27,645
ODP Corp. (1)	85	3,325
Ollie’s Bargain Outlet Holdings, Inc. (1)	2	168
OneWater Marine, Inc. – Class A (1)	105	2,906
Oxford Industries, Inc.	165	16,573
Papa John’s International, Inc.	4	190
Patrick Industries, Inc.	44	4,757
Peloton Interactive, Inc. – Class A (1)	11	39
Penn Entertainment, Inc. (1)	4	82
Penske Automotive Group, Inc.	51	7,611
Perdoceo Education Corp.	27	568
Petco Health & Wellness Co., Inc. – Class A (1)	37	141
Phinia, Inc.	38	1,504
Planet Fitness, Inc. – Class A (1)	1	82
Polaris, Inc.	2	118
Portillo’s, Inc. – Class A (1)	5	45
PulteGroup, Inc.	117	12,827

	Shares (000s)	Value (000s)

Purple Innovation, Inc. – Class A (1)	26	$27
PVH Corp.	121	12,840
QuantumScape Corp. – Class A (1)	10	48
Ralph Lauren Corp. – Class A	55	9,700
RCI Hospitality Holdings, Inc.	2	67
RealReal, Inc. (1)	14	44
Red Robin Gourmet Burgers, Inc. (1)	17	132
Red Rock Resorts, Inc. – Class A	673	36,976
Rent the Runway, Inc. – Class A (1)(2)	0	1
RH (1)(2)	0	83
Rivian Automotive, Inc. – Class A (1)	23	310
Rocky Brands, Inc.	2	79
Ross Stores, Inc.	122	17,691
Royal Caribbean Cruises Ltd. (1)	344	54,851
RumbleON, Inc. – Class B (1)	7	28
Sabre Corp. (1)	135	361
Sally Beauty Holdings, Inc. (1)	47	504
Service Corp. International	4	285
SharkNinja, Inc.	1	112
Shoe Carnival, Inc.	8	305
Signet Jewelers Ltd.	19	1,732
Six Flags Entertainment Corp. (1)	9	289
Skechers USA, Inc. – Class A (1)	399	27,552
Skyline Champion Corp. (1)	217	14,733
Sleep Number Corp. (1)	10	93
Smith & Wesson Brands, Inc.	19	268
Smith Douglas Homes Corp. – Class A (1)	98	2,299
Solid Power, Inc. (1)	73	120
Solo Brands, Inc. – Class A (1)	373	850
Sonic Automotive, Inc. – Class A	5	260
Sonos, Inc. (1)	6	90
Standard Motor Products, Inc.	10	264
Stitch Fix, Inc. – Class A (1)	41	171
Stoneridge, Inc. (1)	12	190
Strategic Education, Inc.	10	1,119
Sturm Ruger & Co., Inc.	5	215
Superior Group of Companies, Inc.	5	97
Tapestry, Inc.	212	9,062
Taylor Morrison Home Corp. – Class A (1)	47	2,609
Tempur Sealy International, Inc.	251	11,905
Thor Industries, Inc.	48	4,508
ThredUp, Inc. – Class A (1)	26	44
Tile Shop Holdings, Inc. (1)	9	66
Tilly’s, Inc. – Class A (1)	4	27
Toll Brothers, Inc.	185	21,286
TopBuild Corp. (1)	1	318
Topgolf Callaway Brands Corp. (1)	271	4,147
Traeger, Inc. (1)	16	37
Travel + Leisure Co.	58	2,607
TRI Pointe Homes, Inc. (1)	30	1,102
Ulta Beauty, Inc. (1)(2)	0	68
Under Armour, Inc. – Class A (1)	4	26
Under Armour, Inc. – Class C (1)	908	5,931
United Homes Group, Inc. (1)	4	22
United Parks & Resorts, Inc. (1)	1	80
Urban Outfitters, Inc. (1)	21	858
Vacasa, Inc. (1)	4	21
Vail Resorts, Inc.	20	3,587
Vera Bradley, Inc. (1)	11	72
VF Corp.	10	136

The accompanying notes are an integral part of these financial statements.

436

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Victoria’s Secret & Co. (1)	27	$479
Vista Outdoor, Inc. (1)	26	993
Visteon Corp. (1)	91	9,711
VOXX International Corp. – Class A (1)(2)	0	1
Wayfair, Inc. – Class A (1)	3	137
Wendy’s Co.	2	41
Weyco Group, Inc.	3	80
Whirlpool Corp.	53	5,456
Williams-Sonoma, Inc.	29	8,283
Winmark Corp.	1	446
Winnebago Industries, Inc.	13	704
Worthington Enterprises, Inc.	2	84
Wyndham Hotels & Resorts, Inc.	174	12,863
Wynn Resorts Ltd.	3	238
YETI Holdings, Inc. (1)	2	63
Yum! Brands, Inc.	5	645
Zumiez, Inc. (1)	305	5,933

Total Consumer Discretionary		896,268

Consumer Staples – 3.57%
Albertsons Companies, Inc. – Class A	228	4,512
Alico, Inc.	3	83
Andersons, Inc.	13	655
Archer-Daniels-Midland Co.	124	7,476
B&G Foods, Inc.	35	285
BellRing Brands, Inc. (1)	4	209
BJ’s Wholesale Club Holdings, Inc. (1)	4	326
Boston Beer Co., Inc. – Class A (1)(2)	0	61
BRC, Inc. – Class A (1)	3	21
Brown-Forman Corp. – Class A	1	54
Brown-Forman Corp. – Class B	5	215
Bunge Global SA	68	7,246
Calavo Growers, Inc.	6	140
Cal-Maine Foods, Inc.	17	1,066
Campbell Soup Co.	5	244
Casey’s General Stores, Inc.	1	329
Central Garden & Pet Co. – Class A (1)	5	182
Central Garden & Pet Co. – Class A (1)	320	10,563
Church & Dwight Co., Inc.	7	708
Coca-Cola Consolidated, Inc. (2)	0	180
Coca-Cola Europacific Partners Plc	158	11,504
Conagra Brands, Inc.	217	6,169
Constellation Brands, Inc. – Class A	66	16,955
Coty, Inc. – Class A (1)	11	114
Darling Ingredients, Inc. (1)	4	164
Dole Plc	34	415
Dollar General Corp.	6	818
Dollar Tree, Inc. (1)	6	616
Duckhorn Portfolio, Inc. (1)	22	158
Edgewell Personal Care Co.	227	9,126
Flowers Foods, Inc.	5	116
Fresh Del Monte Produce, Inc.	15	324
Freshpet, Inc. (1)	1	118
General Mills, Inc.	123	7,779
Grocery Outlet Holding Corp. (1)	3	60
Hain Celestial Group, Inc. (1)	39	270
Herbalife Ltd. (1)	15	156
Hershey Co.	4	655
HF Foods Group, Inc. (1)	16	48
Honest Co., Inc. (1)	21	63

	Shares (000s)	Value (000s)

Hormel Foods Corp.	8	$249
Ingles Markets, Inc. – Class A	6	432
Ingredion, Inc.	60	6,839
J.M. Smucker Co.	3	315
Kellanova	7	426
Kenvue, Inc.	54	977
Kraft Heinz Co.	172	5,539
Kroger Co.	173	8,658
Lamb Weston Holdings, Inc.	3	231
Lancaster Colony Corp.	139	26,208
Limoneira Co.	7	143
Maplebear, Inc. (1)	5	155
McCormick & Co., Inc.	7	502
Medifast, Inc.	5	106
MGP Ingredients, Inc.	65	4,809
Mission Produce, Inc. (1)	17	171
Molson Coors Beverage Co. – Class B	163	8,270
Natural Grocers by Vitamin Cottage, Inc.	3	68
Nature’s Sunshine Products, Inc. (1)	4	65
Nomad Foods Ltd.	622	10,244
Nu Skin Enterprises, Inc. – Class A	23	243
Oil-Dri Corp. of America	2	112
Olaplex Holdings, Inc. (1)	63	96
Performance Food Group Co. (1)	348	23,023
Pilgrim’s Pride Corp. (1)	1	41
Post Holdings, Inc. (1)	294	30,610
PriceSmart, Inc.	4	329
Primo Water Corp.	63	1,387
Reynolds Consumer Products, Inc.	2	48
Seaboard Corp. (2)	0	19
Seneca Foods Corp. – Class A (1)	2	118
Simply Good Foods Co. (1)	329	11,882
SpartanNash Co.	16	291
Spectrum Brands Holdings, Inc.	79	6,747
Sprouts Farmers Market, Inc. (1)	92	7,655
Sysco Corp.	115	8,184
TreeHouse Foods, Inc. (1)	22	805
Turning Point Brands, Inc.	56	1,808
Tyson Foods, Inc. – Class A	8	452
United Natural Foods, Inc. (1)	27	357
Universal Corp.	11	523
US Foods Holding Corp. (1)	261	13,805
USANA Health Sciences, Inc. (1)	5	226
Utz Brands, Inc.	9	152
Vector Group Ltd.	56	594
Veru, Inc. (1)	20	17
Village Super Market, Inc. – Class A	4	93
Waldencast Plc – Class A (1)	11	41
Walgreens Boots Alliance, Inc.	166	2,007
Weis Markets, Inc.	7	459
Whole Earth Brands, Inc. (1)	14	67
WK Kellogg Co.	299	4,929

Total Consumer Staples		281,710

Energy – 6.55%
Aemetis, Inc. (1)	17	50
Amplify Energy Corp. (1)	16	110
Antero Midstream Corp.	6	89
Antero Resources Corp. (1)	326	10,631
APA Corp.	118	3,478

The accompanying notes are an integral part of these financial statements.

437

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Ardmore Shipping Corp.	19	$424
Baker Hughes Co. – Class A	28	989
Berry Corp.	24	157
Borr Drilling Ltd. (1)	106	687
Bristow Group, Inc. (1)	11	369
Cactus, Inc. – Class A	134	7,083
California Resources Corp.	165	8,756
Centrus Energy Corp. – Class A (1)	2	77
ChampionX Corp.	346	11,506
Cheniere Energy, Inc.	3	552
Chesapeake Energy Corp.	4	305
Chord Energy Corp.	147	24,728
Civitas Resources, Inc.	130	8,967
Clean Energy Fuels Corp. (1)	76	204
CNX Resources Corp. (1)	68	1,644
Comstock Resources, Inc.	42	437
CONSOL Energy, Inc. (1)	13	1,355
Coterra Energy, Inc.	424	11,318
Crescent Energy Co. – Class A	408	4,833
CVR Energy, Inc.	3	75
Delek U.S. Holdings, Inc.	22	533
Devon Energy Corp.	18	840
DHT Holdings, Inc.	61	700
Diamond Offshore Drilling, Inc. (1)	46	713
Diamondback Energy, Inc.	128	25,629
Diversified Energy Co. Plc (1)	19	262
DMC Global, Inc. (1)	6	90
Dorian LPG Ltd.	8	327
Drilling Tools International Corp. (1)	3	17
Dril-Quip, Inc. (1)	15	285
DT Midstream, Inc.	3	193
Encore Energy Corp. (1)	22	87
Energy Fuels, Inc. (1)	73	439
EQT Corp.	308	11,386
Equitrans Midstream Corp.	148	1,923
Evolution Petroleum Corp.	7	38
Excelerate Energy, Inc. – Class A	8	146
Expro Group Holdings NV (1)	388	8,901
FLEX LNG Ltd.	5	128
Forum Energy Technologies, Inc. (1)	5	85
FutureFuel Corp.	12	63
Geospace Technologies Corp. (1)	5	49
Golar LNG Ltd.	44	1,392
Granite Ridge Resources, Inc.	21	134
Green Plains, Inc. (1)	21	340
Gulfport Energy Corp. (1)	3	427
Hallador Energy Co. (1)	12	90
Halliburton Co.	537	18,136
Helix Energy Solutions Group, Inc. (1)	54	644
Helmerich & Payne, Inc.	246	8,901
Hess Corp.	3	407
HF Sinclair Corp.	136	7,264
HighPeak Energy, Inc.	6	85
International Seaways, Inc.	18	1,074
Kinder Morgan, Inc.	54	1,082
Kinetik Holdings, Inc. – Class A	16	643
Kodiak Gas Services, Inc.	7	182
Kosmos Energy Ltd. (1)	4,338	24,030
Liberty Energy, Inc. – Class A	69	1,442
Mach Natural Resources LP	130	2,467

	Shares (000s)	Value (000s)

Magnolia Oil & Gas Corp. – Class A	1,027	$26,029
Mammoth Energy Services, Inc. (1)	12	41
Marathon Oil Corp.	370	10,600
Marathon Petroleum Corp.	59	10,183
Matador Resources Co.	548	32,672
Murphy Oil Corp.	66	2,731
Nabors Industries Ltd. (1)	3	201
NACCO Industries, Inc. – Class A	2	51
Natural Gas Services Group, Inc. (1)	4	73
New Fortress Energy, Inc. – Class A	1	20
Newpark Resources, Inc. (1)	38	314
Noble Corp. Plc	11	494
Nordic American Tankers Ltd.	90	357
Northern Oil & Gas, Inc.	279	10,371
NOV, Inc.	11	212
Oil States International, Inc. (1)	30	132
ONEOK, Inc.	16	1,341
Overseas Shipholding Group, Inc. – Class A	22	187
Ovintiv, Inc.	8	354
Par Pacific Holdings, Inc. (1)	26	666
Patterson-UTI Energy, Inc.	180	1,870
PBF Energy, Inc. – Class A	170	7,822
Peabody Energy Corp.	58	1,279
Permian Resources Corp. – Class A	993	16,044
Phillips 66	163	23,020
Plains GP Holdings LP – Class A (1)	584	10,983
PrimeEnergy Resources Corp. (1)(2)	0	16
ProFrac Holding Corp. – Class A (1)	9	70
ProPetro Holding Corp. (1)	41	352
Range Resources Corp.	1,172	39,306
Ranger Energy Services, Inc. – Class A	6	67
REX American Resources Corp. (1)	5	248
Riley Exploration Permian, Inc.	4	117
Ring Energy, Inc. (1)	64	108
RPC, Inc.	39	246
SandRidge Energy, Inc.	15	190
Scorpio Tankers, Inc.	91	7,410
SEACOR Marine Holdings, Inc. (1)	11	147
Seadrill Ltd. (1)	24	1,227
Select Water Solutions, Inc. – Class A	42	444
SFL Corp. Ltd.	40	551
SilverBow Resources, Inc. (1)	9	339
Sitio Royalties Corp. – Class A	36	855
SM Energy Co.	44	1,899
Solaris Oilfield Infrastructure, Inc. – Class A	10	88
Southwestern Energy Co. (1)	31	209
Talos Energy, Inc. (1)	66	807
TechnipFMC Plc	1,083	28,320
Teekay Corp. (1)	26	232
Teekay Tankers Ltd. – Class A	11	746
Tellurian, Inc. (1)	25	17
Tidewater, Inc. (1)	156	14,840
Transocean Ltd. (1)	330	1,765
TXO Partners LP	63	1,278
Ur-Energy, Inc. (1)	11	16
US Silica Holdings, Inc. (1)	35	536
VAALCO Energy, Inc.	44	273
Valaris Ltd. (1)	10	758
Valero Energy Corp.	26	3,997
Viper Energy, Inc. – Class A	271	10,155

The accompanying notes are an integral part of these financial statements.

438

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Vital Energy, Inc. (1)	13	$574
Vitesse Energy, Inc.	11	260
Weatherford International Plc (1)	126	15,485
Williams Companies, Inc.	34	1,457
World Kinect Corp.	90	2,321

Total Energy		516,171

Financials – 19.22%
1st Source Corp.	9	503
Acacia Research Corp. (1)	16	79
ACNB Corp.	4	149
AFC Gamma, Inc.	8	95
Affiliated Managers Group, Inc.	72	11,253
Affirm Holdings, Inc. – Class A (1)	6	194
Aflac, Inc.	101	9,041
AG Mortgage Investment Trust, Inc.	11	71
AGNC Investment Corp.	20	191
Alerus Financial Corp.	9	179
Allstate Corp.	168	26,755
Ally Financial, Inc.	494	19,613
AlTi Global, Inc. (1)	15	80
Amalgamated Financial Corp.	10	261
Ambac Financial Group, Inc. (1)	20	251
Amerant Bancorp, Inc. – Class A	16	359
American Coastal Insurance Corp. (1)	7	72
American Financial Group, Inc.	36	4,488
American International Group, Inc.	557	41,388
Ameriprise Financial, Inc.	120	51,375
Ameris Bancorp	133	6,721
AMERISAFE, Inc.	5	231
Ames National Corp.	5	95
Angel Oak Mortgage REIT, Inc.	5	60
Annaly Capital Management, Inc.	86	1,640
Aon Plc – Class A	29	8,647
Apollo Commercial Real Estate Finance, Inc.	65	640
Apollo Global Management, Inc.	250	29,556
Arbor Realty Trust, Inc.	71	1,013
Arch Capital Group Ltd. (1)	10	1,028
Ares Commercial Real Estate Corp.	24	162
Ares Management Corp. – Class A	200	26,618
ARMOUR Residential REIT, Inc.	22	430
Arrow Financial Corp.	8	209
Arthur J. Gallagher & Co.	6	1,471
Assetmark Financial Holdings, Inc. (1)	6	197
Associated Banc-Corp.	319	6,739
Assurant, Inc.	46	7,650
Assured Guaranty Ltd.	2	119
Atlantic Union Bankshares Corp.	35	1,163
Atlanticus Holdings Corp. (1)	3	83
Axis Capital Holdings Ltd.	220	15,575
Axos Financial, Inc. (1)	53	3,055
Banc of California, Inc.	720	9,203
BancFirst Corp.	9	749
Banco Latinoamericano de Comercio Exterior SA – Class E	13	394
Bank First Corp.	5	372
Bank of Hawaii Corp.	50	2,833
Bank of Marin Bancorp	9	140
Bank of New York Mellon Corp.	129	7,717
Bank of NT Butterfield & Son Ltd.	23	798

	Shares (000s)	Value (000s)

Bank OZK	159	$6,532
Bank7 Corp.	2	67
BankUnited, Inc.	76	2,216
Bankwell Financial Group, Inc.	3	85
Banner Corp.	14	689
Bar Harbor Bankshares	9	232
BayCom Corp.	6	121
BCB Bancorp, Inc.	9	90
Berkshire Hills Bancorp, Inc.	16	366
BGC Group, Inc. – Class A	87	726
Blackstone Mortgage Trust, Inc. – Class A	79	1,377
Block, Inc. – Class A (1)	9	583
Blue Foundry Bancorp (1)	11	96
Blue Owl Capital Corp.	243	3,737
Blue Ridge Bankshares, Inc. (1)(2)	0	1
BOK Financial Corp.	73	6,705
Bowhead Specialty Holdings, Inc. (1)	31	798
Bread Financial Holdings, Inc.	13	598
Bridgewater Bancshares, Inc. (1)	10	112
Brighthouse Financial, Inc. (1)	2	87
BrightSpire Capital, Inc. – Class A	63	359
Brookline Bancorp, Inc.	456	3,810
Brown & Brown, Inc.	4	343
Burford Capital Ltd. (1)	90	1,180
Burke & Herbert Financial Services Corp.	6	302
Business First Bancshares, Inc.	12	257
Byline Bancorp, Inc.	16	388
C&F Financial Corp. (2)	0	8
Cadence Bank	906	25,625
California Bancorp, Inc. (1)	3	58
Cambridge Bancorp	4	249
Camden National Corp.	7	242
Cannae Holdings, Inc.	27	486
Cantaloupe, Inc. (1)	3	17
Capital Bancorp, Inc.	5	105
Capital City Bank Group, Inc.	6	182
Capitol Federal Financial, Inc.	56	307
Carlyle Group, Inc.	315	12,635
Carter Bankshares, Inc. (1)	12	182
Cass Information Systems, Inc.	1	46
Cathay General Bancorp	324	12,226
CBOE Global Markets, Inc.	3	506
Central Pacific Financial Corp.	8	164
Chemung Financial Corp.	2	100
Chicago Atlantic Real Estate Finance, Inc.	7	113
Chimera Investment Corp.	36	466
ChoiceOne Financial Services, Inc.	3	100
Cincinnati Financial Corp.	4	513
Citizens & Northern Corp.	8	137
Citizens Financial Group, Inc.	229	8,257
Citizens Financial Services, Inc.	2	87
City Holding Co.	6	592
Civista Bancshares, Inc.	8	129
Claros Mortgage Trust, Inc.	40	317
CNA Financial Corp.	76	3,485
CNB Financial Corp.	11	227
CNO Financial Group, Inc.	159	4,403
Coastal Financial Corp. (1)	1	31
Codorus Valley Bancorp, Inc.	5	109
Coinbase Global, Inc. – Class A (1)	1	198

The accompanying notes are an integral part of these financial statements.

439

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Colony Bankcorp, Inc.	10	$119
Columbia Banking System, Inc.	758	15,068
Columbia Financial, Inc. (1)	12	181
Comerica, Inc.	317	16,161
Commerce Bancshares, Inc.	3	186
Community Financial System, Inc.	21	978
Community Trust Bancorp, Inc.	8	343
Community West Bancshares	8	153
Compass Diversified Holdings	387	8,478
ConnectOne Bancorp, Inc.	18	337
Consumer Portfolio Services, Inc. (1)	5	47
Credit Acceptance Corp. (1)(2)	0	20
CrossFirst Bankshares, Inc. (1)	23	316
Cullen/Frost Bankers, Inc.	2	168
Customers Bancorp, Inc. (1)	13	640
CVB Financial Corp.	1,262	21,752
Diamond Hill Investment Group, Inc. (2)	0	61
Dime Community Bancshares, Inc.	16	326
Discover Financial Services	114	14,967
Donegal Group, Inc. – Class A	9	121
Donnelley Financial Solutions, Inc. (1)	4	266
Dynex Capital, Inc.	28	331
Eagle Bancorp, Inc.	12	224
East West Bancorp, Inc.	292	21,416
Eastern Bankshares, Inc.	528	7,374
Ellington Financial, Inc.	37	443
Employers Holdings, Inc.	10	417
Enact Holdings, Inc.	15	462
Encore Capital Group, Inc. (1)	11	462
Enova International, Inc. (1)	11	703
Enstar Group Ltd. (1)	6	1,801
Enterprise Bancorp, Inc.	5	133
Enterprise Financial Services Corp.	18	747
Equity Bancshares, Inc. – Class A	8	265
Esquire Financial Holdings, Inc.	1	25
ESSA Bancorp, Inc.	4	64
Essent Group Ltd.	116	6,542
Euronet Worldwide, Inc. (1)	65	6,759
Evercore, Inc. – Class A	78	16,192
Everest Group Ltd.	46	17,596
EVERTEC, Inc.	281	9,347
F&G Annuities & Life, Inc.	7	269
FactSet Research Systems, Inc.	1	280
Farmers & Merchants Bancorp, Inc.	6	137
Farmers National Banc Corp.	19	239
FB Financial Corp.	18	697
Federal Agricultural Mortgage Corp. – Class C	1	121
Fidelis Insurance Holdings Ltd.	185	3,012
Fidelity D&D Bancorp, Inc.	2	101
Fidelity National Financial, Inc.	7	358
Fidelity National Information Services, Inc.	268	20,226
Fifth Third Bancorp	947	34,570
Financial Institutions, Inc.	8	159
First American Financial Corp.	187	10,078
First Bancorp	18	575
First Bancorp	344	6,294
First Bancorp, Inc.	6	143
First Bancshares, Inc.	15	392
First Bank	12	151
First Busey Corp.	28	666

	Shares (000s)	Value (000s)

First Business Financial Services, Inc.	4	$147
First Citizens BancShares, Inc. – Class A (2)	0	567
First Commonwealth Financial Corp.	41	571
First Community Bankshares, Inc.	8	312
First Financial Bancorp	39	857
First Financial Corp.	7	241
First Financial Northwest, Inc.	3	57
First Foundation, Inc.	18	116
First Hawaiian, Inc.	459	9,520
First Horizon Corp.	571	9,005
First Internet Bancorp	3	69
First Interstate BancSystem, Inc. – Class A	546	15,153
First Merchants Corp.	86	2,873
First Mid Bancshares, Inc.	12	391
First of Long Island Corp.	12	125
First Western Financial, Inc. (1)	3	46
Five Star Bancorp	8	197
Flushing Financial Corp.	12	159
FNB Corp.	798	10,920
Forge Global Holdings, Inc. (1)	58	84
Franklin BSP Realty Trust, Inc.	36	456
Franklin Resources, Inc.	8	181
FS Bancorp, Inc.	3	123
FS KKR Capital Corp.	122	2,410
Fulton Financial Corp.	68	1,149
FVCBankcorp, Inc. (1)	8	92
GCM Grosvenor, Inc. – Class A	7	66
Genworth Financial, Inc. – Class A (1)	585	3,536
German American Bancorp, Inc.	14	489
Glacier Bancorp, Inc.	695	25,929
Global Payments, Inc.	7	694
Globe Life, Inc.	3	218
GoHealth, Inc. – Class A (1)	2	21
Granite Point Mortgage Trust, Inc.	24	70
Great Southern Bancorp, Inc.	4	250
Green Dot Corp. – Class A (1)	11	108
Greenlight Capital Re Ltd. – Class A (1)	14	187
Guaranty Bancshares, Inc.	4	133
Hamilton Insurance Group Ltd. – Class B (1)	146	2,438
Hancock Whitney Corp.	39	1,868
Hanmi Financial Corp.	11	185
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	51	1,505
Hanover Insurance Group, Inc.	80	10,008
HarborOne Bancorp, Inc.	20	218
Hartford Financial Services Group, Inc.	303	30,446
HBT Financial, Inc.	7	148
Heartland Financial USA, Inc.	20	874
Heritage Commerce Corp.	34	292
Heritage Financial Corp.	14	255
Heritage Insurance Holdings, Inc.	11	78
Hilltop Holdings, Inc.	23	728
Hingham Institution for Savings	1	133
Hippo Holdings, Inc. (1)	9	157
Home Bancorp, Inc.	4	152
Home Bancshares, Inc.	424	10,166
HomeStreet, Inc.	9	97
HomeTrust Bancshares, Inc.	8	235
Hope Bancorp, Inc.	47	506
Horace Mann Educators Corp.	16	520

The accompanying notes are an integral part of these financial statements.

440

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Horizon Bancorp, Inc.	23	$287
Houlihan Lokey, Inc. – Class A	1	177
Huntington Bancshares, Inc.	1,647	21,705
I3 Verticals, Inc. – Class A (1)	10	216
Independent Bank Corp.	12	314
Independent Bank Corp.	182	9,232
Independent Bank Group, Inc.	16	743
Interactive Brokers Group, Inc. – Class A	3	360
International Bancshares Corp.	26	1,476
Invesco Ltd.	10	153
Invesco Mortgage Capital, Inc.	23	216
Investar Holding Corp.	4	56
Investors Title Co.	1	114
Jack Henry & Associates, Inc.	2	337
Jackson Financial, Inc. – Class A	87	6,433
James River Group Holdings Ltd.	15	113
Janus Henderson Group Plc	4	125
Jefferies Financial Group, Inc.	4	187
John Marshall Bancorp, Inc.	6	108
Kearny Financial Corp.	26	161
Kemper Corp.	492	29,186
KeyCorp	298	4,234
KKR Real Estate Finance Trust, Inc.	19	172
Ladder Capital Corp. – Class A	54	614
Lakeland Financial Corp.	215	13,239
Lazard, Inc. – Class A (2)	0	10
LCNB Corp.	7	93
Lemonade, Inc. (1)	5	75
LendingClub Corp. (1)	51	435
LendingTree, Inc. (1)	1	21
Lincoln National Corp.	277	8,612
LINKBANCORP, Inc.	5	31
Live Oak Bancshares, Inc.	3	96
Loews Corp.	54	4,041
LPL Financial Holdings, Inc.	69	19,303
M&T Bank Corp.	5	710
Macatawa Bank Corp.	13	185
Maiden Holdings Ltd. (1)	39	81
Markel Group, Inc. (1)	10	15,054
MarketAxess Holdings, Inc.	1	207
MarketWise, Inc.	14	16
Marqeta, Inc. – Class A (1)	32	177
MBIA, Inc. (1)	20	108
Medallion Financial Corp.	9	72
Mercantile Bank Corp.	8	333
Merchants Bancorp	8	335
Mercury General Corp.	11	587
Metrocity Bankshares, Inc.	10	255
Metropolitan Bank Holding Corp. (1)	5	209
MFA Financial, Inc.	47	499
MGIC Investment Corp.	281	6,063
Mid Penn Bancorp, Inc.	7	161
Middlefield Banc Corp.	3	82
Midland States Bancorp, Inc.	9	213
MidWestOne Financial Group, Inc.	8	176
Mr Cooper Group, Inc. (1)	230	18,667
MSCI, Inc. – Class A	36	17,538
MVB Financial Corp.	5	99
Nasdaq, Inc.	692	41,699
National Bank Holdings Corp. – Class A	15	576

	Shares (000s)	Value (000s)

National Bankshares, Inc.	3	$85
National Western Life Group, Inc. – Class A	1	532
Navient Corp.	264	3,841
NB Bancorp, Inc. (1)	19	284
NBT Bancorp, Inc.	17	645
NCR Atleos Corp. (1)	39	1,061
Nelnet, Inc. – Class A	7	692
New York Community Bancorp, Inc.	344	1,107
New York Mortgage Trust, Inc.	42	248
NewtekOne, Inc.	11	142
Nexpoint Real Estate Finance, Inc.	4	51
NI Holdings, Inc. (1)	3	43
Nicolet Bankshares, Inc.	5	415
NMI Holdings, Inc. – Class A (1)	34	1,171
Northeast Bank	3	212
Northeast Community Bancorp, Inc.	7	117
Northern Trust Corp.	6	479
Northfield Bancorp, Inc.	19	176
Northrim BanCorp, Inc.	3	167
Northwest Bancshares, Inc.	52	599
Norwood Financial Corp.	4	97
Oak Valley Bancorp	3	81
OceanFirst Financial Corp.	28	451
OFG Bancorp	19	706
Old National Bancorp	1,537	26,414
Old Republic International Corp.	140	4,334
Old Second Bancorp, Inc.	22	319
OneMain Holdings, Inc. – Class A	3	159
Onity Group, Inc. (1)	3	78
Orange County Bancorp, Inc.	3	135
Orchid Island Capital, Inc. – Class A	25	206
Origin Bancorp, Inc.	14	448
Orrstown Financial Services, Inc.	6	158
Pacific Premier Bancorp, Inc.	711	16,328
Pagseguro Digital Ltd. – Class A (1)	42	491
Park National Corp.	7	1,004
Parke Bancorp, Inc.	7	116
Pathward Financial, Inc.	7	392
Patria Investments Ltd. – Class A	128	1,540
Payoneer Global, Inc. (1)	2	14
Paysafe Ltd. (1)	15	268
PCB Bancorp	6	96
Peapack Gladstone Financial Corp.	8	190
PennantPark Investment Corp.	164	1,234
PennyMac Financial Services, Inc.	6	585
PennyMac Mortgage Investment Trust	41	560
Peoples Bancorp of North Carolina, Inc.	2	50
Peoples Bancorp, Inc.	17	512
Peoples Financial Services Corp.	3	150
Pinnacle Financial Partners, Inc.	2	172
Pioneer Bancorp, Inc. (1)	5	50
Plumas Bancorp	3	103
Ponce Financial Group, Inc. (1)	8	77
Popular, Inc.	182	16,121
PRA Group, Inc. (1)	18	354
Preferred Bank	3	258
Premier Financial Corp.	18	371
Primerica, Inc.	1	242
Primis Financial Corp.	11	111
Princeton Bancorp, Inc.	3	88

The accompanying notes are an integral part of these financial statements.

441

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Principal Financial Group, Inc.	7	$515
ProAssurance Corp. (1)	21	259
PROG Holdings, Inc.	16	563
Prospect Capital Corp.	296	1,635
Prosperity Bancshares, Inc.	188	11,506
Provident Bancorp, Inc. (1)	5	50
Provident Financial Services, Inc.	95	1,363
Prudential Financial, Inc.	10	1,197
QCR Holdings, Inc.	8	502
Radian Group, Inc.	46	1,436
Raymond James Financial, Inc.	117	14,402
RBB Bancorp	9	174
Ready Capital Corp.	74	605
Red River Bancshares, Inc.	2	97
Redwood Trust, Inc.	61	397
Regional Management Corp.	4	101
Regions Financial Corp.	504	10,102
Reinsurance Group of America, Inc. – Class A	101	20,697
RenaissanceRe Holdings Ltd.	1	326
Renasant Corp.	22	683
Repay Holdings Corp. – Class A (1)	210	2,213
Republic Bancorp, Inc. – Class A	4	231
Rithm Capital Corp.	14	152
RLI Corp.	1	154
Robinhood Markets, Inc. – Class A (1)	19	422
Rocket Companies, Inc. – Class A (1)	563	7,713
S&T Bancorp, Inc.	16	520
Safety Insurance Group, Inc.	6	425
Sandy Spring Bancorp, Inc.	181	4,416
Seacoast Banking Corp. of Florida	36	841
SEI Investments Co.	3	176
Selective Insurance Group, Inc.	164	15,372
Selectquote, Inc. (1)	64	176
ServisFirst Bancshares, Inc.	16	1,035
Seven Hills Realty Trust	7	83
Sezzle, Inc. (1)(2)	0	17
Shore Bancshares, Inc.	14	157
Sierra Bancorp	7	153
Silvercrest Asset Management Group, Inc. – Class A	2	39
Simmons First National Corp. – Class A	53	923
SiriusPoint Ltd. (1)	43	519
Skyward Specialty Insurance Group, Inc. (1)	13	477
SLM Corp.	902	18,756
SmartFinancial, Inc.	8	187
SoFi Technologies, Inc. (1)	24	161
South Plains Financial, Inc.	7	179
South State Corp.	317	24,246
Southern California Bancorp (1)	5	66
Southern First Bancshares, Inc. (1)	4	111
Southern Missouri Bancorp, Inc.	5	217
Southern States Bancshares, Inc.	4	114
Southside Bancshares, Inc.	13	357
Starwood Property Trust, Inc.	8	157
State Street Corp.	200	14,808
Stellar Bancorp, Inc.	24	544
Sterling Bancorp, Inc. (1)	10	54
Stewart Information Services Corp.	41	2,538
Stifel Financial Corp.	227	19,111

	Shares (000s)	Value (000s)

Stock Yards Bancorp, Inc.	8	$411
StoneCo Ltd. – Class A (1)	63	753
StoneX Group, Inc. (1)	29	2,220
SWK Holdings Corp. (1)	1	19
Synchrony Financial	433	20,419
Synovus Financial Corp.	4	168
T Rowe Price Group, Inc.	6	712
Texas Capital Bancshares, Inc. (1)	146	8,946
TFS Financial Corp.	1	18
Third Coast Bancshares, Inc. (1)	5	116
Timberland Bancorp, Inc.	4	111
Tiptree, Inc.	9	156
Tompkins Financial Corp.	6	293
Towne Bank	35	945
TPG RE Finance Trust, Inc.	27	230
TPG, Inc. – Class A	2	75
Tradeweb Markets, Inc. – Class A	2	210
Travelers Companies, Inc.	58	11,773
TriCo Bancshares	15	604
Triumph Financial, Inc. (1)	1	108
Truist Financial Corp.	141	5,466
TrustCo Bank Corp. NY	7	207
Trustmark Corp.	23	686
Two Harbors Investment Corp.	525	6,940
UMB Financial Corp.	202	16,879
United Bankshares, Inc.	380	12,316
United Community Banks, Inc.	373	9,500
United Fire Group, Inc.	10	213
Unity Bancorp, Inc.	4	118
Universal Insurance Holdings, Inc.	33	625
Univest Financial Corp.	15	334
Unum Group	102	5,234
USCB Financial Holdings, Inc.	5	59
UWM Holdings Corp.	1	4
Valley National Bancorp	317	2,210
Value Line, Inc. (2)	0	1
Velocity Financial, Inc. (1)	5	89
Veritex Holdings, Inc.	21	443
Virginia National Bankshares Corp.	2	71
Virtu Financial, Inc. – Class A	2	49
Virtus Investment Partners, Inc.	1	185
Voya Financial, Inc.	148	10,503
WaFd, Inc.	33	945
Walker & Dunlop, Inc.	5	443
Washington Trust Bancorp, Inc.	9	247
Waterstone Financial, Inc.	9	114
Webster Financial Corp.	465	20,265
WesBanco, Inc.	29	804
West BanCorp, Inc.	8	146
Westamerica BanCorp	9	413
Western Alliance Bancorp	306	19,215
Western Union Co.	191	2,329
WEX, Inc. (1)	1	189
White Mountains Insurance Group Ltd. (2)	0	133
Willis Towers Watson Plc	48	12,709
Wintrust Financial Corp.	86	8,511
World Acceptance Corp. (1)(2)	0	35
WR Berkley Corp.	6	462
WSFS Financial Corp.	24	1,149

The accompanying notes are an integral part of these financial statements.

442

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

XP, Inc. – Class A	10	$182
Zions Bancorp N.A.	537	23,277

Total Financials		1,515,178

Healthcare – 7.15%
10X Genomics, Inc. – Class A (1)	1	18
2seventy bio, Inc. (1)	20	77
4D Molecular Therapeutics, Inc. (1)	8	168
89bio, Inc. (1)	36	292
Aadi Bioscience, Inc. (1)	1	1
Absci Corp. (1)	10	31
Acadia Healthcare Co., Inc. (1)	3	172
Accolade, Inc. (1)	22	78
ACELYRIN, Inc. (1)	33	144
Achieve Life Sciences, Inc. (1)	6	28
Acrivon Therapeutics, Inc. (1)	6	34
Acumen Pharmaceuticals, Inc. (1)	18	44
AdaptHealth Corp. – Class A (1)	26	259
Adaptive Biotechnologies Corp. (1)	52	189
ADC Therapeutics SA (1)	12	39
Addus HomeCare Corp. (1)	134	15,547
Adicet Bio, Inc. (1)	2	2
Aduro Bioteech, Inc. (1)(3)	1	2
Adverum Biotechnologies, Inc. (1)	9	63
Agenus, Inc. (1)	8	133
Agilent Technologies, Inc.	151	19,620
Agios Pharmaceuticals, Inc. (1)	25	1,099
Akebia Therapeutics, Inc. (1)	85	87
Akero Therapeutics, Inc. (1)	25	596
Aldeyra Therapeutics, Inc. (1)	20	66
Align Technology, Inc. (1)	1	210
Allogene Therapeutics, Inc. (1)	49	115
Alnylam Pharmaceuticals, Inc. (1)(2)	0	97
Altimmune, Inc. (1)	15	99
Alto Neuroscience, Inc. (1)	2	17
Amedisys, Inc. (1)	1	81
AMN Healthcare Services, Inc. (1)	147	7,512
Amneal Pharmaceuticals, Inc. (1)	13	81
Anavex Life Sciences Corp. (1)	24	101
AngioDynamics, Inc. (1)	16	96
ANI Pharmaceuticals, Inc. (1)	2	149
Anika Therapeutics, Inc. (1)	5	131
Annexon, Inc. (1)	38	187
Applied Therapeutics, Inc. (1)	17	81
Aquestive Therapeutics, Inc. (1)	25	64
Arbutus Biopharma Corp. (1)	5	17
Arcturus Therapeutics Holdings, Inc. (1)	1	30
ArriVent Biopharma, Inc. (1)	2	38
Artivion, Inc. (1)	4	115
Astria Therapeutics, Inc. (1)	3	23
Atea Pharmaceuticals, Inc. (1)	32	105
Atossa Therapeutics, Inc. (1)	48	57
AtriCure, Inc. (1)	7	170
Aura Biosciences, Inc. (1)	20	150
Aurinia Pharmaceuticals, Inc. (1)	17	97
Avanos Medical, Inc. (1)	20	406
Avantor, Inc. (1)	1,243	26,358
Aveanna Healthcare Holdings, Inc. (1)	8	23
Avid Bioservices, Inc. (1)	2	16
Azenta, Inc. (1)	2	84

	Shares (000s)	Value (000s)

Baxter International, Inc.	14	$479
Beam Therapeutics, Inc. (1)	34	807
BioAtla, Inc. (1)	2	2
Biogen, Inc. (1)	4	950
BioLife Solutions, Inc. (1)	2	42
BioMarin Pharmaceutical, Inc. (1)	5	436
Bio-Rad Laboratories, Inc. – Class A (1)	1	147
Biote Corp. – Class A (1)	1	4
Bio-Techne Corp.	4	313
Bioventus, Inc. – Class A (1)	11	63
Black Diamond Therapeutics, Inc. (1)	6	27
Bluebird Bio, Inc. (1)	79	78
Boston Scientific Corp. (1)	221	17,047
Bridgebio Pharma, Inc. (1)	24	607
Brookdale Senior Living, Inc. (1)	13	88
Bruker Corp.	405	25,845
C4 Therapeutics, Inc. (1)	27	123
Cabaletta Bio, Inc. (1)	15	113
Capricor Therapeutics, Inc. (1)	3	17
Cardiff Oncology, Inc. (1)	11	25
Cardinal Health, Inc.	90	8,828
CareDx, Inc. (1)	18	275
Cargo Therapeutics, Inc. (1)	8	130
Caribou Biosciences, Inc. (1)	34	56
Carisma Therapeutics, Inc. (1)	2	4
Castle Biosciences, Inc. (1)	8	173
Catalent, Inc. (1)	5	286
Celcuity, Inc. (1)	1	11
Celldex Therapeutics, Inc. (1)	5	200
Cencora, Inc. – Class A	221	49,847
Centene Corp. (1)	235	15,589
Century Therapeutics, Inc. (1)	20	52
Certara, Inc. (1)	3	46
CG oncology, Inc. (1)	4	131
Charles River Laboratories International, Inc. (1)	1	297
Chemed Corp. (2)	0	201
Chinook Therapeutics, Inc. (1)(3)	17	6
Cibus, Inc. (1)	7	66
Codexis, Inc. (1)	30	93
Cogent Biosciences, Inc. (1)	3	26
Coherus Biosciences, Inc. (1)	36	62
Community Health Systems, Inc. (1)	27	89
Compass Therapeutics, Inc. (1)	46	46
Contineum Therapeutics, Inc. (1)	1	17
Cooper Companies, Inc.	5	480
Corbus Pharmaceuticals Holdings, Inc. (1)	2	84
CorMedix, Inc. (1)	4	17
Cross Country Healthcare, Inc. (1)	15	209
CryoPort, Inc. (1)	3	19
Cullinan Therapeutics, Inc. (1)	2	37
Cutera, Inc. (1)	1	1
Cytek Biosciences, Inc. (1)	55	304
Cytokinetics, Inc. (1)	46	2,473
DaVita, Inc. (1)	38	5,280
Day One Biopharmaceuticals, Inc. (1)	2	27
Definitive Healthcare Corp. – Class A (1)	25	136
Denali Therapeutics, Inc. (1)	24	557
Dentsply Sirona, Inc.	6	145
Design Therapeutics, Inc. (1)	14	46

The accompanying notes are an integral part of these financial statements.

443

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Dianthus Therapeutics, Inc. (1)	10	$259
Disc Medicine, Inc. – Class A (1)	7	298
DocGo, Inc. (1)	36	112
Doximity, Inc. – Class A (1)	3	87
Dynavax Technologies Corp. – Class A (1)	12	131
Editas Medicine, Inc. – Class A (1)	37	171
Elanco Animal Health, Inc. (1)	14	200
Elevation Oncology, Inc. (1)	8	22
Eliem Therapeutics, Inc. (1)	3	22
Embecta Corp.	227	2,841
Enanta Pharmaceuticals, Inc. (1)	9	116
Encompass Health Corp.	94	8,097
Enhabit, Inc. (1)	19	173
Enliven Therapeutics, Inc. (1)	1	21
Enovis Corp. (1)	363	16,428
Entrada Therapeutics, Inc. (1)	11	157
Envista Holdings Corp. (1)	812	13,509
Erasca, Inc. (1)	50	119
Esperion Therapeutics, Inc. (1)	62	137
Exact Sciences Corp. (1)	3	131
Exelixis, Inc. (1)	114	2,551
EyePoint Pharmaceuticals, Inc. (1)	12	107
Fate Therapeutics, Inc. (1)	45	148
Fennec Pharmaceuticals, Inc. (1)	8	48
Foghorn Therapeutics, Inc. (1)	4	23
Fortrea Holdings, Inc. (1)	2	50
Fulcrum Therapeutics, Inc. (1)	16	101
Fulgent Genetics, Inc. (1)	9	184
GE HealthCare Technologies, Inc.	11	847
GeneDx Holdings Corp. – Class A (1)	5	124
Genelux Corp. (1)	1	1
Generation Bio Co. (1)	25	69
Geron Corp. (1)	79	335
Globus Medical, Inc. – Class A (1)	3	215
GRAIL, Inc. (1)	1	8
Gyre Therapeutics, Inc. (1)	3	34
Haemonetics Corp. (1)	121	10,040
Harmony Biosciences Holdings, Inc. (1)	98	2,954
Harvard Bioscience, Inc. (1)	12	35
Health Catalyst, Inc. (1)	25	157
HealthStream, Inc.	7	204
Henry Schein, Inc. (1)	4	231
Heron Therapeutics, Inc. (1)	48	169
HilleVax, Inc. (1)	11	161
Hologic, Inc. (1)	6	482
Humana, Inc.	40	14,789
ICON Plc (1)	99	30,886
Icosavax, Inc. (1)(3)	11	3
ICU Medical, Inc. (1)	102	12,103
IGM Biosciences, Inc. (1)	1	6
Illumina, Inc. (1)	4	467
Immuneering Corp. – Class A (1)(2)	0	1
ImmunityBio, Inc. (1)	15	92
Incyte Corp. (1)	95	5,757
Inhibrx Biosciences, Inc. (1)	2	34
Inhibrx, Inc. (1)(3)	5	3
Inmode Ltd. (1)	31	572
Innovage Holding Corp. (1)	4	19
Innoviva, Inc. (1)	22	363
Inogen, Inc. (1)	10	80

	Shares (000s)	Value (000s)

Inovio Pharmaceuticals, Inc. (1)	12	$94
Inozyme Pharma, Inc. (1)	23	104
Integer Holdings Corp. (1)	173	20,076
Integra LifeSciences Holdings Corp. (1)	31	897
Intellia Therapeutics, Inc. (1)	43	973
Invivyd, Inc. (1)	36	39
Ionis Pharmaceuticals, Inc. (1)(2)	0	14
IQVIA Holdings, Inc. (1)	172	36,399
Ironwood Pharmaceuticals, Inc. – Class A (1)	288	1,875
iTeos Therapeutics, Inc. (1)	12	181
Jazz Pharmaceuticals Plc (1)	93	9,894
Kodiak Sciences, Inc. (1)	14	32
Korro Bio, Inc. (1)	2	69
Kyverna Therapeutics, Inc. (1)	3	21
Labcorp Holdings, Inc.	58	11,888
Lantheus Holdings, Inc. (1)	172	13,796
LENZ Therapeutics, Inc.	6	99
Lexeo Therapeutics, Inc. (1)(2)	0	5
Lexicon Pharmaceuticals, Inc. (1)	32	54
Lifecore Biomedical, Inc. (1)	9	46
LifeMD, Inc. (1)	6	43
LifeStance Health Group, Inc. (1)	29	142
Ligand Pharmaceuticals, Inc. (1)	8	647
LivaNova Plc (1)	23	1,267
Lyell Immunopharma, Inc. (1)	74	107
MacroGenics, Inc. (1)	5	21
MannKind Corp. (1)	27	142
Maravai LifeSciences Holdings, Inc. – Class A (1)	387	2,769
Masimo Corp. (1)	1	73
MaxCyte, Inc. (1)	47	184
McKesson Corp.	11	6,600
MeiraGTx Holdings Plc (1)	4	16
Mersana Therapeutics, Inc. (1)	21	43
Mesa Laboratories, Inc.	1	129
Mettler-Toledo International, Inc. (1)	1	830
MiMedx Group, Inc. (1)	28	195
Mineralys Therapeutics, Inc. (1)	10	118
ModivCare, Inc. (1)	120	3,159
Molina Healthcare, Inc. (1)	61	18,044
Monte Rosa Therapeutics, Inc. (1)	16	60
Morphic Holding, Inc. (1)	18	612
Myriad Genetics, Inc. (1)	40	987
Nano-X Imaging Ltd. (1)	2	11
National HealthCare Corp.	6	609
Nautilus Biotechnology, Inc. – Class A (1)	22	51
Nektar Therapeutics – Class A (1)	81	101
Neogen Corp. (1)	98	1,535
NeoGenomics, Inc. (1)	53	735
Neurogene, Inc. (1)	2	79
Nevro Corp. (1)	16	136
Nkarta, Inc. (1)	24	141
Novavax, Inc. (1)	15	186
Nurix Therapeutics, Inc. (1)	9	180
Nuvation Bio, Inc. (1)	81	237
Ocean Biomedical, Inc. (1)(2)	0	0
Olema Pharmaceuticals, Inc. (1)	13	146
Omeros Corp. (1)	18	74
OmniAb, Inc. (1)	35	133
OmniAb, Inc. – Class CR3 (1)(2)(3)(6)	2	—

The accompanying notes are an integral part of these financial statements.

444

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

OmniAb, Inc. – Class CR4 (1)(2)(3)(6)	2	$—
Omnicell, Inc. (1)	21	557
OPKO Health, Inc. (1)	148	186
Option Care Health, Inc. (1)	335	9,293
OraSure Technologies, Inc. (1)	33	142
Orchestra BioMed Holdings, Inc. (1)	6	47
Organogenesis Holdings, Inc. – Class A (1)	32	89
Organon & Co.	259	5,370
ORIC Pharmaceuticals, Inc. (1)	21	151
Orthofix Medical, Inc. (1)	16	207
OrthoPediatrics Corp. (1)	7	208
Outlook Therapeutics, Inc. (1)	2	17
Owens & Minor, Inc. (1)	29	392
Pacific Biosciences of California, Inc. (1)	123	169
Pacira BioSciences, Inc. (1)	19	536
Patterson Companies, Inc.	175	4,218
Pediatrix Medical Group, Inc. (1)	38	290
PepGen, Inc. (1)	1	16
Performant Financial Corp. (1)	12	35
Perrigo Co. Plc	4	101
Perspective Therapeutics, Inc. (1)	4	38
PetIQ, Inc. – Class A (1)	10	228
Phathom Pharmaceuticals, Inc. (1)	12	127
Phibro Animal Health Corp. – Class A	7	124
Pliant Therapeutics, Inc. (1)	25	274
Poseida Therapeutics, Inc. – Class A (1)	21	61
Precigen, Inc. (1)	56	89
Prelude Therapeutics, Inc. (1)	8	30
Premier, Inc. – Class A	3	61
Prestige Consumer Healthcare, Inc. (1)	179	12,318
ProKidney Corp. – Class A (1)	6	15
Protalix BioTherapeutics, Inc. (1)	1	2
Prothena Corp. Plc (1)	8	163
PTC Therapeutics, Inc. (1)	8	252
Puma Biotechnology, Inc. (1)	12	39
Pyxis Oncology, Inc. (1)	22	72
Q32 Bio, Inc. (1)	3	50
QIAGEN NV (1)	6	256
Quanterix Corp. (1)	14	189
Quantum-Si, Inc. (1)	44	46
Quest Diagnostics, Inc.	3	427
QuidelOrtho Corp. (1)	139	4,618
Quipt Home Medical Corp. (1)	12	40
R1 RCM, Inc. (1)	4	53
Rallybio Corp. (1)	1	2
RAPT Therapeutics, Inc. (1)	13	41
REGENXBIO, Inc. (1)	21	242
Regulus Therapeutics, Inc. (1)	21	38
Relay Therapeutics, Inc. (1)	45	292
Renovaro, Inc. (1)	10	18
Repligen Corp. (1)	1	169
Replimune Group, Inc. – Class Rights (1)	23	205
ResMed, Inc.	3	569
REVOLUTION Medicines, Inc. (1)	24	932
Revvity, Inc.	3	364
Rigel Pharmaceuticals, Inc. (1)	1	9
Roivant Sciences Ltd. (1)	10	104
Royalty Pharma Plc – Class A	11	293
Sage Therapeutics, Inc. (1)	24	264
Savara, Inc. (1)	10	38

	Shares (000s)	Value (000s)

Scholar Rock Holding Corp. (1)	3	$28
Scilex Holding Co. (1)	16	31
Select Medical Holdings Corp.	15	539
Shattuck Labs, Inc. (1)	6	24
SI-BONE, Inc. (1)	3	43
SIGA Technologies, Inc.	5	41
Skye Bioscience, Inc. (1)	7	52
Solid Biosciences, Inc. (1)	9	53
Solventum Corp. (1)	4	206
Sonida Senior Living, Inc. (1)	1	20
Sotera Health Co. (1)	3	41
Spyre Therapeutics, Inc. (1)	14	333
Standard BioTools, Inc. (1)	105	185
STERIS Plc	3	610
Summit Therapeutics, Inc. (1)	2	18
Supernus Pharmaceuticals, Inc. (1)	21	557
Surgery Partners, Inc. (1)	35	824
Surmodics, Inc. (1)	2	92
Sutro Biopharma, Inc. (1)	37	107
Tactile Systems Technology, Inc. (1)	10	124
Teladoc Health, Inc. (1)	65	635
Teleflex, Inc.	1	278
Tenaya Therapeutics, Inc. (1)	19	59
Tenet Healthcare Corp. (1)	3	364
Terns Pharmaceuticals, Inc. (1)	25	167
Theravance Biopharma, Inc. (1)	16	138
Third Harmonic Bio, Inc. (1)	9	115
Tourmaline Bio, Inc. (1)	10	133
Travere Therapeutics, Inc. – Class Preferre (1)	33	271
Trevi Therapeutics, Inc. (1)	10	30
TScan Therapeutics, Inc. (1)	6	36
United Therapeutics Corp. (1)	31	9,980
Universal Health Services, Inc. – Class B	35	6,441
UroGen Pharma Ltd. (1)	3	58
Utah Medical Products, Inc.	1	54
Vanda Pharmaceuticals, Inc. (1)	26	145
Varex Imaging Corp. (1)	17	254
Ventyx Biosciences, Inc. (1)	27	62
Veracyte, Inc. (1)	35	752
Verve Therapeutics, Inc. (1)	33	161
Viatris, Inc.	443	4,708
Vir Biotechnology, Inc. (1)	41	361
Viridian Therapeutics, Inc. (1)	7	96
Voyager Therapeutics, Inc. (1)	21	163
Waters Corp. (1)	1	188
WaVe Life Sciences Ltd. (1)	5	26
Werewolf Therapeutics, Inc. (1)	10	24
West Pharmaceutical Services, Inc.	1	264
XBiotech, Inc. (1)	8	42
Xencor, Inc. (1)	14	269
XOMA Corp. (1)	1	33
Zentalis Pharmaceuticals, Inc. (1)	25	104
Zevra Therapeutics, Inc. (1)	9	44
Zimmer Biomet Holdings, Inc.	126	13,728
Zimvie, Inc. (1)	12	228
Zymeworks, Inc. (1)	25	209

Total Healthcare		563,364

Industrials – 21.20%
3D Systems Corp. (1)	58	178
AAON, Inc.	302	26,384

The accompanying notes are an integral part of these financial statements.

445

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

AAR Corp. (1)	13	$913
ABM Industries, Inc.	367	18,553
ACCO Brands Corp.	42	196
Acuity Brands, Inc.	1	210
Advanced Drainage Systems, Inc.	86	13,791
AECOM	4	336
AerSale Corp. (1)	14	94
AGCO Corp.	114	11,115
Air Lease Corp. – Class A	263	12,510
Air Transport Services Group, Inc. (1)	23	324
Alaska Air Group, Inc. (1)	537	21,680
Albany International Corp. – Class A	11	892
Alight, Inc. – Class A (1)	215	1,588
Allegiant Travel Co. – Class A	99	4,966
Allegion Plc	323	38,204
Allient, Inc.	6	148
Allison Transmission Holdings, Inc.	112	8,506
Ameresco, Inc. – Class A (1)	10	281
American Airlines Group, Inc. (1)	129	1,463
American Woodmark Corp. (1)	7	531
AMETEK, Inc.	263	43,786
AO Smith Corp.	3	273
API Group Corp. (1)	6	240
Apogee Enterprises, Inc.	7	442
ArcBest Corp.	44	4,701
Archer Aviation, Inc. – Class A (1)	7	24
Arcosa, Inc.	177	14,748
Aris Water Solutions, Inc. – Class A	11	175
Armstrong World Industries, Inc.	1	93
Astec Industries, Inc.	10	299
Astronics Corp. (1)	13	260
Asure Software, Inc. (1)	11	95
Atkore, Inc.	110	14,886
Atmus Filtration Technologies, Inc. (1)	376	10,813
Avis Budget Group, Inc. (2)	0	31
Axon Enterprise, Inc. (1)	107	31,495
AZEK Co., Inc. – Class A (1)	502	21,142
AZZ, Inc.	2	192
Barnes Group, Inc.	21	869
Barrett Business Services, Inc.	33	1,086
Beacon Roofing Supply, Inc. (1)	194	17,552
BlackSky Technology, Inc. (1)	49	52
Blade Air Mobility, Inc. (1)	25	85
Blink Charging Co. (1)	24	66
Bloom Energy Corp. – Class A (1)	8	97
BlueLinx Holdings, Inc. (1)	4	375
Boise Cascade Co.	100	11,970
BrightView Holdings, Inc. (1)	21	277
Brink’s Co.	296	30,286
Broadridge Financial Solutions, Inc. (2)	0	57
Brookfield Business Corp. – Class A	5	98
Builders FirstSource, Inc. (1)	156	21,566
BWX Technologies, Inc.	127	12,108
CACI International, Inc. – Class A (1)	68	29,428
Caesarstone Ltd. (1)	8	42
Carlisle Companies, Inc.	1	472
Casella Waste Systems, Inc. – Class A (1)	133	13,233
CBIZ, Inc. (1)	218	16,148
Centuri Holdings, Inc. (1)	377	7,348
CH Robinson Worldwide, Inc.	3	284

	Shares (000s)	Value (000s)

ChargePoint Holdings, Inc. (1)	78	$118
Cimpress Plc (1)	3	237
Clarivate Plc (1)	11	65
Clean Harbors, Inc. (1)	1	330
CNH Industrial NV	1,258	12,740
Columbus McKinnon Corp.	13	440
Commercial Vehicle Group, Inc. (1)	14	67
CompX International, Inc.	1	13
Concentrix Corp.	1	84
Concrete Pumping Holdings, Inc. (1)	10	58
Conduent, Inc. (1)	74	242
Core & Main, Inc. – Class A (1)	2	80
CoreCivic, Inc. (1)	50	654
Costamare, Inc.	19	305
Covenant Logistics Group, Inc. – Class A	3	149
Crane Co.	109	15,808
Cummins, Inc.	54	15,078
Curtiss-Wright Corp.	67	18,217
Custom Truck One Source, Inc. (1)	6	27
Dayforce, Inc. (1)	4	185
Delta Air Lines, Inc.	177	8,387
Deluxe Corp.	236	5,294
DIRTT Environmental Solutions (1)(3)	229	99
Distribution Solutions Group, Inc. (1)	1	17
DLH Holdings Corp. (1)	2	18
DNOW, Inc. (1)	49	671
Donaldson Co., Inc.	3	238
Douglas Dynamics, Inc.	1	31
Dover Corp.	107	19,337
Ducommun, Inc. (1)	6	363
Dun & Bradstreet Holdings, Inc.	967	8,952
DXP Enterprises, Inc. (1)	50	2,302
Eastern Co.	2	57
Element Fleet Management Corp.	506	9,211
EMCOR Group, Inc.	1	290
Encore Wire Corp.	7	1,889
Energy Vault Holdings, Inc. (1)	41	39
EnerSys	2	163
Ennis, Inc.	11	237
Enpro, Inc.	9	1,243
Enviri Corp. (1)	36	312
Equifax, Inc.	112	27,176
Esab Corp.	147	13,839
ESCO Technologies, Inc.	146	15,309
EVI Industries, Inc.	1	11
Expeditors International of Washington, Inc.	131	16,308
Fastenal Co.	2	156
Federal Signal Corp.	208	17,424
Ferguson Plc	118	22,884
First Advantage Corp.	10	158
Flowserve Corp.	711	34,181
Fluor Corp. (1)	7	297
Forrester Research, Inc. (1)	5	90
Fortive Corp.	196	14,491
Fortune Brands Innovations, Inc.	92	5,945
Forward Air Corp.	11	214
Freyr Battery, Inc. (1)	50	85
FTAI Infrastructure, Inc.	46	396
FTI Consulting, Inc. (1)	1	213
FuelCell Energy, Inc. (1)	215	137

The accompanying notes are an integral part of these financial statements.

446

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Gates Industrial Corp. Plc (1)	544	$8,603
GATX Corp.	16	2,130
Genco Shipping & Trading Ltd.	19	415
Gencor Industries, Inc. (1)	4	87
Generac Holdings, Inc. (1)	57	7,478
Genpact Ltd.	5	158
GEO Group, Inc. (1)	57	813
Gibraltar Industries, Inc. (1)	202	13,872
GMS, Inc. (1)	99	7,947
Golden Ocean Group Ltd.	55	764
Graco, Inc.	5	369
GrafTech International Ltd. (1)	11	11
Granite Construction, Inc.	4	236
Great Lakes Dredge & Dock Corp. (1)	30	264
Greenbrier Companies, Inc.	14	692
Griffon Corp.	72	4,623
GXO Logistics, Inc. (1)	3	166
H&E Equipment Services, Inc.	1	58
Hawaiian Holdings, Inc. (1)	23	292
Hayward Holdings, Inc. (1)	630	7,746
Healthcare Services Group, Inc. (1)	33	349
Heartland Express, Inc.	12	149
Heidrick & Struggles International, Inc.	9	296
Helios Technologies, Inc.	5	224
Herc Holdings, Inc.	58	7,769
Hertz Global Holdings, Inc. (1)	56	197
Hexcel Corp.	2	146
Hillenbrand, Inc.	21	844
Hillman Solutions Corp. (1)	441	3,903
Himalaya Shipping Ltd. (1)	3	24
HNI Corp.	12	527
Howmet Aerospace, Inc.	312	24,223
Hub Group, Inc. – Class A	28	1,186
Hubbell, Inc. – Class B	45	16,591
Hudson Technologies, Inc. (1)	17	151
Huntington Ingalls Industries, Inc.	24	5,818
Hyliion Holdings Corp. (1)	63	102
Hyster-Yale, Inc.	2	144
IBEX Holdings Ltd. (1)	84	1,365
ICF International, Inc.	120	17,870
IDEX Corp.	2	426
Ingersoll Rand, Inc.	11	1,033
Insperity, Inc.	74	6,743
Insteel Industries, Inc.	5	145
Interface, Inc. – Class A	24	349
Intuitive Machines, Inc. (1)	12	40
ITT, Inc.	108	13,951
Jacobs Solutions, Inc.	72	10,105
Janus International Group, Inc. (1)	813	10,271
JB Hunt Transport Services, Inc.	2	372
JELD-WEN Holding, Inc. (1)	26	347
JetBlue Airways Corp. (1)	139	847
John Bean Technologies Corp.	13	1,259
Johnson Controls International Plc	132	8,801
Karat Packaging, Inc.	7	212
KBR, Inc.	129	8,298
Kelly Services, Inc. – Class A	15	314
Kennametal, Inc.	36	848
Kirby Corp. (1)	2	196

	Shares (000s)	Value (000s)

Knight-Swift Transportation Holdings, Inc. – Class A	4	$219
Korn Ferry	112	7,527
Kratos Defense & Security Solutions, Inc. (1)	37	750
L3Harris Technologies, Inc.	126	28,315
Landstar System, Inc.	71	13,081
LB Foster Co. – Class A (1)	4	88
Leidos Holdings, Inc.	75	10,966
Leonardo DRS, Inc. (1)	719	18,343
Li-Cycle Holdings Corp. (1)	1	5
Lincoln Electric Holdings, Inc.	1	211
Lindsay Corp.	2	290
Loomis AB – Class B	94	2,436
LSI Industries, Inc.	4	57
Luxfer Holdings Plc	47	544
Lyft, Inc. – Class A (1)	3	45
Manitowoc Co., Inc. (1)	15	177
ManpowerGroup, Inc.	74	5,194
Marten Transport Ltd.	19	358
Masco Corp.	330	21,975
MasTec, Inc. (1)	2	188
Masterbrand, Inc. (1)	57	843
Matrix Service Co. (1)	12	121
Matson, Inc.	15	2,024
Matthews International Corp. – Class A	13	335
Mayville Engineering Co., Inc. (1)	5	81
MDU Resources Group, Inc.	257	6,457
Mercury Systems, Inc. (1)	25	661
Microvast Holdings, Inc. (1)	9	4
Middleby Corp. (1)	1	182
Miller Industries, Inc.	5	257
MillerKnoll, Inc.	32	855
Mistras Group, Inc. (1)	8	66
Moog, Inc. – Class A	61	10,277
MRC Global, Inc. (1)	39	500
MSA Safety, Inc.	1	195
MSC Industrial Direct Co., Inc. – Class A	1	99
Mueller Industries, Inc.	88	5,037
National Presto Industries, Inc.	2	169
Net Power, Inc. (1)	9	90
NEXTracker, Inc. – Class A (1)	13	631
NL Industries, Inc.	5	30
NN, Inc. (1)	19	58
Nordson Corp.	2	369
Norfolk Southern Corp.	89	19,187
Northwest Pipe Co. (1)	3	115
NV5 Global, Inc. (1)	36	3,313
nVent Electric Plc	637	48,772
OPENLANE, Inc. (1)	49	815
Orion Group Holdings, Inc. (1)	12	115
Oshkosh Corp.	41	4,484
Otis Worldwide Corp.	199	19,198
Owens Corning	66	11,472
PACCAR, Inc.	92	9,429
PAM Transportation Services, Inc. (1)	3	50
Pangaea Logistics Solutions Ltd.	15	120
Park Aerospace Corp.	4	58
Parker-Hannifin Corp.	101	50,913
Park-Ohio Holdings Corp.	4	102

The accompanying notes are an integral part of these financial statements.

447

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Parsons Corp. (1)	1	$106
Paychex, Inc.	6	687
Paycom Software, Inc.	1	76
Paycor HCM, Inc. (1)	2	22
Pentair Plc	5	358
Pitney Bowes, Inc.	4	19
Planet Labs PBC (1)	75	139
Plug Power, Inc. (1)	262	610
Preformed Line Products Co.	1	123
Primoris Services Corp.	2	116
Proficient Auto Logistics, Inc. (1)	80	1,287
Proto Labs, Inc. (1)	11	350
Quad/Graphics, Inc.	7	37
Quanex Building Products Corp.	15	414
Quanta Services, Inc.	3	723
Radiant Logistics, Inc. (1)	14	80
RB Global, Inc.	212	16,156
RBC Bearings, Inc. (1)	1	216
Redwire Corp. (1)	8	55
Regal Rexnord Corp.	218	29,451
Resideo Technologies, Inc. (1)	408	7,984
Resources Connection, Inc.	14	154
REV Group, Inc.	6	140
Robert Half, Inc.	178	11,407
Rockwell Automation, Inc.	3	804
Rush Enterprises, Inc. – Class A	27	1,145
Rush Enterprises, Inc. – Class B	4	158
RXO, Inc. (1)	338	8,844
Ryder System, Inc.	40	4,985
Safe Bulkers, Inc.	30	175
Saia, Inc. (1)	76	35,907
Schneider National, Inc. – Class B	296	7,155
Science Applications International Corp.	138	16,208
Sensata Technologies Holding Plc	250	9,353
SES AI Corp. (1)	60	75
Shyft Group, Inc.	14	169
Simpson Manufacturing Co., Inc.	1	181
SiteOne Landscape Supply, Inc. (1)	136	16,502
SkyWest, Inc. (1)	18	1,485
Snap-on, Inc.	36	9,502
Southland Holdings, Inc. (1)	2	11
Southwest Airlines Co.	17	480
Spirit AeroSystems Holdings, Inc. – Class A (1)	3	92
Spirit Airlines, Inc.	48	176
SS&C Technologies Holdings, Inc.	6	383
Standex International Corp.	141	22,674
Stanley Black & Decker, Inc.	4	345
Steelcase, Inc. – Class A	43	554
Stem, Inc. (1)	73	81
Stericycle, Inc. (1)	3	150
Sterling Check Corp. (1)	6	90
Sun Country Airlines Holdings, Inc. (1)	171	2,144
SunPower Corp. – Class A (1)	40	118
Sunrun, Inc. (1)	98	1,168
Tecnoglass, Inc.	92	4,597
Tennant Co.	5	470
Terex Corp.	30	1,650
Terran Orbital Corp. (1)	62	51
Tetra Tech, Inc.	1	241

	Shares (000s)	Value (000s)

Textron, Inc.	426	$36,573
TFI International, Inc.	180	26,109
Thermon Group Holdings, Inc. (1)	13	413
Timken Co.	230	18,466
Titan International, Inc. (1)	211	1,563
Titan Machinery, Inc. (1)	82	1,307
Toro Co.	3	274
TPI Composites, Inc. (1)	21	84
TransUnion	5	382
TriNet Group, Inc.	58	5,843
Trinity Industries, Inc.	3	100
Triumph Group, Inc. (1)	30	456
TrueBlue, Inc. (1)	14	148
TTEC Holdings, Inc.	10	57
Tutor Perini Corp. (1)	20	432
Twin Discount, Inc.	5	55
UFP Industries, Inc.	12	1,369
U-Haul Holding Co. (1)(2)	0	9
U-Haul Holding Co. – Class B	2	97
UL Solutions, Inc. – Class A	220	9,296
Ultralife Corp. (1)	4	42
UniFirst Corp.	7	1,164
United Airlines Holdings, Inc. (1)	100	4,868
United Rentals, Inc.	12	7,516
Universal Logistics Holdings, Inc.	2	84
V2X, Inc. (1)	5	262
Valmont Industries, Inc.	1	156
Veralto Corp.	4	365
Verra Mobility Corp. – Class A (1)	39	1,071
Vertiv Holdings Co. – Class A	84	7,259
Vestis Corp.	4	48
Vicor Corp. (1)	5	150
Virco Mfg. Corp.	5	63
Virgin Galactic Holdings, Inc. (1)	8	70
VSE Corp.	5	464
Wabash National Corp.	20	437
Watsco, Inc.	1	449
Werner Enterprises, Inc.	24	875
WESCO International, Inc.	218	34,541
Westinghouse Air Brake Technologies Corp.	5	780
Willdan Group, Inc. (1)	6	159
Willis Lease Finance Corp.	1	101
WillScot Mobile Mini Holdings Corp. – Class A (1)	4	138
WNS Holdings Ltd. (1)	82	4,317
Woodward, Inc.	2	294
WW Grainger, Inc.(2)	0	143
XPO, Inc. (1)	68	7,250
Xylem, Inc.	7	922
Zurn Elkay Water Solutions Corp.	4	117

Total Industrials		1,670,801

Information Technology – 9.49%
908 Devices, Inc. (1)	9	47
ACI Worldwide, Inc. (1)	370	14,657
ACM Research, Inc. – Class A (1)	7	168
Adeia, Inc.	8	95
ADTRAN Holdings, Inc.	35	186
Aeva Technologies, Inc. (1)	13	33
Akamai Technologies, Inc. (1)	4	382

The accompanying notes are an integral part of these financial statements.

448

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Allegro MicroSystems, Inc. (1)	2	$59
Alpha & Omega Semiconductor Ltd. (1)	11	400
Ambarella, Inc. (1)	8	440
Amdocs Ltd.	54	4,225
American Software, Inc. – Class A	14	130
Amkor Technology, Inc.	341	13,627
ANSYS, Inc. (1)	2	789
Applied Digital Corp. (1)	14	81
Applied Optoelectronics, Inc. (1)	17	141
Arrow Electronics, Inc. (1)	182	22,004
ASGN, Inc. (1)	78	6,886
Aspen Technology, Inc. (1)	1	151
Astera Labs, Inc. (1)	1	36
Aurora Innovation, Inc. – Class A (1)	176	488
Aviat Networks, Inc. (1)	5	148
Avnet, Inc.	230	11,842
Axcelis Technologies, Inc. (1)	67	9,531
Bel Fuse, Inc.	1	65
Bel Fuse, Inc. – Class B	5	306
Belden, Inc.	198	18,560
Benchmark Electronics, Inc.	16	644
BigBear.ai Holdings, Inc. (1)	13	20
BILL Holdings, Inc. (1)	2	114
Bit Digital, Inc. (1)	54	171
Calix, Inc. (1)	7	251
CCC Intelligent Solutions Holdings, Inc. (1)	12	132
CDW Corp.	130	29,133
Cerence, Inc. (1)	18	51
CEVA, Inc. (1)	1	18
Check Point Software Technologies Ltd. (1)	175	28,923
Ciena Corp. (1)	266	12,805
Cipher Mining, Inc. (1)	25	105
Cirrus Logic, Inc. (1)	57	7,315
Clearfield, Inc. (1)	6	219
Cognex Corp.	5	213
Cognizant Technology Solutions Corp. – Class A	136	9,274
Coherent Corp. (1)	296	21,441
Cohu, Inc. (1)	190	6,291
CommScope Holding Co., Inc. (1)	97	119
CommVault Systems, Inc. (1)	2	183
CompoSecure, Inc. – Class A	1	6
Consensus Cloud Solutions, Inc. (1)	8	142
Core Scientific, Inc. (1)	17	161
Corning, Inc.	22	838
Corsair Gaming, Inc. (1)	17	191
Crane NXT Co.	1	82
CS Disco, Inc. (1)	6	35
CTS Corp.	3	146
Daily Journal Corp. (1)(2)	0	72
Daktronics, Inc. (1)	15	203
Dell Technologies, Inc. – Class C	125	17,290
Diebold Nixdorf, Inc. (1)	12	448
Digi International, Inc. (1)	16	367
Digimarc Corp. (1)	1	16
Digital Turbine, Inc. (1)	45	74
Diodes, Inc. (1)	18	1,313
Dolby Laboratories, Inc. – Class A	2	129
DoubleVerify Holdings, Inc. – Class Rights (1)	2	34
Dropbox, Inc. – Class A (1)	117	2,635

	Shares (000s)	Value (000s)

D-Wave Quantum, Inc. (1)	20	$23
DXC Technology Co. (1)	120	2,285
DZS, Inc. (1)	1	1
E2open Parent Holdings, Inc. (1)	78	351
Eastman Kodak Co. (1)	28	150
Endava Plc – ADR (1)	101	2,941
EPAM Systems, Inc. (1)	1	275
ePlus, Inc. (1)	4	312
EverCommerce, Inc. (1)	4	40
Everspin Technologies, Inc. (1)	3	17
Extreme Networks, Inc. (1)	27	358
F5, Inc. (1)	2	280
Fair Isaac Corp. (1)(2)	0	156
FARO Technologies, Inc. (1)	8	122
Fastly, Inc. – Class A (1)	12	91
First Solar, Inc. (1)	3	677
Flex Ltd. (1)	608	17,917
FormFactor, Inc. (1)	286	17,312
Gen Digital, Inc.	405	10,115
GlobalFoundries, Inc. (1)	3	142
Globant SA (1)(2)	0	52
GoDaddy, Inc. – Class A (1)	49	6,867
Grid Dynamics Holdings, Inc. (1)	7	75
Guidewire Software, Inc. (1)	1	174
Hackett Group, Inc. (2)	0	9
HashiCorp, Inc. – Class A (1)	1	20
Hewlett Packard Enterprise Co.	469	9,934
HP, Inc.	437	15,306
Hut 8 Corp. (1)	36	545
Ichor Holdings Ltd. (1)	10	395
Immersion Corp.	14	131
indie Semiconductor, Inc. – Class A (1)	50	311
Informatica, Inc. – Class A (1)	2	56
Information Services Group, Inc.	18	54
Instructure Holdings, Inc. (1)	5	110
InterDigital, Inc.	58	6,754
IPG Photonics Corp. (1)	1	63
Iteris, Inc. (1)	1	6
Itron, Inc. (1)	2	211
Jabil, Inc.	95	10,372
Juniper Networks, Inc.	9	330
Keysight Technologies, Inc. (1)	66	9,047
Kimball Electronics, Inc. (1)	11	231
Knowles Corp. (1)	40	699
Kulicke & Soffa Industries, Inc.	125	6,156
Kyndryl Holdings, Inc. (1)	6	169
Lattice Semiconductor Corp. (1)(2)	0	29
Littelfuse, Inc.	1	178
Lumentum Holdings, Inc. (1)	2	96
MACOM Technology Solutions Holdings, Inc. (1)	2	173
Marathon Digital Holdings, Inc. (1)	23	448
Marvell Technology, Inc.	478	33,385
MaxLinear, Inc. – Class A (1)	2	40
MeridianLink, Inc. (1)	5	109
Methode Electronics, Inc.	16	163
Microchip Technology, Inc.	129	11,831
MicroStrategy, Inc. – Class A (1)(2)	0	569
MicroVision, Inc. (1)	43	46
Mirion Technologies, Inc. – Class A (1)	79	848

The accompanying notes are an integral part of these financial statements.

449

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Mitek Systems, Inc. (1)	124	$1,392
MKS Instruments, Inc.	2	230
Monolithic Power Systems, Inc.	61	50,222
Motorola Solutions, Inc.	37	14,247
Navitas Semiconductor Corp. – Class A (1)	49	192
nCino, Inc. (1)	1	28
NCR Voyix Corp. (1)	85	1,055
NetApp, Inc.	111	14,249
NETGEAR, Inc. (1)	13	195
NetScout Systems, Inc. (1)	32	577
nLight, Inc. (1)	20	220
Nutanix, Inc. – Class A (1)	5	280
NXP Semiconductors NV	29	7,930
Okta, Inc. – Class A (1)	2	226
Olo, Inc. – Class A (1)	25	112
ON Semiconductor Corp. (1)	346	23,748
ON24, Inc. (1)	12	70
OneSpan, Inc. (1)	2	32
Onto Innovation, Inc. (1)	1	224
Ooma, Inc. (1)	9	89
OSI Systems, Inc. (1)(2)	0	53
Ouster, Inc. (1)	16	160
Pagaya Technologies Ltd. (1)	18	235
PAR Technology Corp. (1)	1	45
PC Connection, Inc.	6	358
Perficient, Inc. (1)	54	4,016
Photronics, Inc. (1)	157	3,884
Plexus Corp. (1)	213	21,992
Powerfleet, Inc. (1)	42	191
PowerSchool Holdings, Inc. – Class A (1)	3	73
PTC, Inc. (1)	1	243
Pure Storage, Inc. – Class A (1)	1	67
Qorvo, Inc. (1)	3	313
Rackspace Technology, Inc. (1)	32	96
Rambus, Inc. (1)	133	7,831
Ribbon Communications, Inc. (1)	40	133
Richardson Electronics Ltd.	6	71
Rigetti Computing, Inc. (1)	62	67
Rimini Street, Inc. (1)	19	57
Riot Platforms, Inc. (1)	106	973
Rogers Corp. (1)	8	1,013
Sanmina Corp. (1)	107	7,058
ScanSource, Inc. (1)	12	527
SentinelOne, Inc. – Class A (1)	5	114
Skyworks Solutions, Inc.	39	4,103
SMART Global Holdings, Inc. (1)	180	4,126
SmartRent, Inc. – Class A (1)	88	211
Softchoice Corp.	421	5,386
SolarWinds Corp.	26	315
Synaptics, Inc. (1)	16	1,439
TD SYNNEX Corp.	33	3,755
TE Connectivity Ltd.	91	13,680
Teledyne Technologies, Inc. (1)	1	513
Telos Corp. (1)	26	105
Teradata Corp. (1)	216	7,463
Teradyne, Inc.	126	18,710
Terawulf, Inc. (1)	8	36
Thoughtworks Holding, Inc. (1)	1,036	2,941
Trimble, Inc. (1)	7	383

	Shares (000s)	Value (000s)

TTM Technologies, Inc. (1)	46	$885
Turtle Beach Corp. (1)	3	49
Twilio, Inc. – Class A (1)	4	223
Tyler Technologies, Inc. (1)	82	41,040
Ubiquiti, Inc. (2)	0	9
UiPath, Inc. – Class A (1)	2	20
Unisys Corp. (1)	31	130
Unity Software, Inc. (1)	5	76
Universal Display Corp.	1	135
Veeco Instruments, Inc. (1)	4	198
Verint Systems, Inc. (1)	253	8,162
VeriSign, Inc. (1)	57	10,069
Viasat, Inc. (1)	55	694
Viavi Solutions, Inc. (1)	99	679
Vishay Intertechnology, Inc.	184	4,109
Vishay Precision Group, Inc. (1)	5	144
Vontier Corp.	277	10,600
Western Digital Corp. (1)	9	697
Wolfspeed, Inc. (1)	4	82
Xerox Holdings Corp.	143	1,660
Xperi, Inc. (1)	21	170
Zebra Technologies Corp. – Class A (1)	74	22,887
Zoom Video Communications, Inc. – Class A (1)	7	415

Total Information Technology		747,825

Materials – 7.67%
5E Advanced Materials, Inc. (1)	1	1
AdvanSix, Inc.	12	270
Albemarle Corp.	3	316
Alcoa Corp.	5	200
Amcor Plc	41	400
American Vanguard Corp.	10	89
AptarGroup, Inc.	2	264
Arcadium Lithium Plc (1)	488	1,640
Arch Resources, Inc.	8	1,206
Ardagh Group SA – Class A (1)(2)(3)	0	3
Ardagh Metal Packaging SA	996	3,386
Arq, Inc. (1)	10	61
Ashland, Inc.	351	33,182
Aspen Aerogels, Inc. (1)	21	492
ATI, Inc. (1)	3	192
Avery Dennison Corp.	93	20,393
Avient Corp.	536	23,392
Axalta Coating Systems Ltd. (1)	227	7,766
Ball Corp.	280	16,828
Berry Global Group, Inc.	223	13,148
Caledonia Mining Corp. Plc	6	62
Celanese Corp. – Class A	2	318
CF Industries Holdings, Inc.	188	13,928
Chemours Co.	467	10,530
Clearwater Paper Corp. (1)	7	363
Cleveland-Cliffs, Inc. (1)	9	137
Coeur Mining, Inc. (1)	179	1,006
Commercial Metals Co.	256	14,055
Compass Minerals International, Inc.	16	160
Constellium SE – Class A (1)	2,293	43,222
Contango ORE, Inc. (1)	3	45
Core Molding Technologies, Inc. (1)	3	48

The accompanying notes are an integral part of these financial statements.

450

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Corteva, Inc.	941	$50,771
Crown Holdings, Inc.	3	245
Dakota Gold Corp. (1)	11	29
Dow, Inc.	20	1,053
DuPont de Nemours, Inc.	108	8,684
Eagle Materials, Inc. (2)	0	52
Eastman Chemical Co.	65	6,320
Ecovyst, Inc. (1)	220	1,971
Element Solutions, Inc.	1,030	27,922
FMC Corp.	4	202
Freeport-McMoRan, Inc.	785	38,166
Glatfelter Corp. (1)	5	6
Graphic Packaging Holding Co.	837	21,935
Greif, Inc. – Class A	97	5,576
Greif, Inc. – Class B	2	128
Haynes International, Inc.	6	333
HB Fuller Co.	207	15,938
Hecla Mining Co.	261	1,268
Huntsman Corp.	5	111
i-80 Gold Corp. (1)	111	120
Ingevity Corp. (1)	47	2,058
Innospec, Inc.	2	205
International Flavors & Fragrances, Inc.	7	685
International Paper Co.	138	5,939
Intrepid Potash, Inc. (1)	5	108
Kaiser Aluminum Corp.	1	55
Knife River Corp. (1)	202	14,135
Koppers Holdings, Inc.	93	3,457
Kronos Worldwide, Inc.	10	127
Lifezone Metals Ltd. (1)	7	56
Louisiana-Pacific Corp.	1	45
LSB Industries, Inc. (1)	24	193
LyondellBasell Industries NV – Class A	7	704
Martin Marietta Materials, Inc.	2	886
Materion Corp.	122	13,182
Mativ Holdings, Inc.	24	403
Metallus, Inc. (1)	19	391
Metals Acquisition Ltd. (1)	17	229
Minerals Technologies, Inc.	59	4,928
Mosaic Co.	438	12,649
MP Materials Corp. (1)	4	46
NewMarket Corp.	9	4,892
Novagold Resources, Inc. (1)	109	379
Nucor Corp.	7	1,067
O-I Glass, Inc. (1)	294	3,273
Olin Corp.	179	8,449
Olympic Steel, Inc.	5	224
Origin Materials, Inc. (1)	5	5
Packaging Corp. of America	89	16,273
Pactiv Evergreen, Inc.	276	3,128
Perimeter Solutions SA (1)	61	476
Piedmont Lithium, Inc. (1)	6	64
PPG Industries, Inc.	109	13,731
PureCycle Technologies, Inc. (1)	45	269
Quaker Chemical Corp.	35	5,902
Radius Recycling, Inc. – Class A	12	177
Ranpak Holdings Corp. – Class A (1)	20	129
Rayonier Advanced Materials, Inc. (1)	30	164
Reliance, Inc.	21	6,084

	Shares (000s)	Value (000s)

Royal Gold, Inc.	2	$230
RPM International, Inc.	3	299
Ryerson Holding Corp.	13	258
Scotts Miracle-Gro Co.	1	77
Sealed Air Corp.	88	3,065
Sensient Technologies Corp.	1	67
Silgan Holdings, Inc.	272	11,515
Sonoco Products Co.	3	143
SSR Mining, Inc.	91	411
Steel Dynamics, Inc.	68	8,791
Stepan Co.	9	715
Summit Materials, Inc. – Class A (1)	55	2,025
SunCoke Energy, Inc.	38	370
Sylvamo Corp.	116	7,948
Teck Resources Ltd. – Class B	106	5,095
Tredegar Corp. (1)	12	58
TriMas Corp.	256	6,537
Trinseo Plc	1	3
Tronox Holdings Plc – Class A	54	851
United States Steel Corp.	122	4,602
Universal Stainless & Alloy Products, Inc. (1)	4	108
Valhi, Inc.	2	32
Vulcan Materials Co.	144	35,841
Warrior Met Coal, Inc.	23	1,466
Westlake Corp.	1	138
Westrock Co.	7	364
Worthington Steel, Inc.	15	492

Total Materials		604,601

Real Estate – 7.27%
Acadia Realty Trust	47	841
Agree Realty Corp.	3	170
Alexander & Baldwin, Inc.	35	587
Alexandria Real Estate Equities, Inc.	5	570
Alpine Income Property Trust, Inc.	6	88
American Assets Trust, Inc.	167	3,747
American Healthcare REIT, Inc. (1)	30	434
American Homes 4 Rent – Class A	183	6,793
American Realty Investors, Inc. (1)	1	9
Americold Realty Trust, Inc.	8	202
Anywhere Real Estate, Inc. (1)	47	156
Apartment Investment & Management Co. – Class A (1)	35	293
Apple Hospitality REIT, Inc.	363	5,278
Armada Hoffler Properties, Inc.	28	306
AvalonBay Communities, Inc.	4	825
Boston Properties, Inc.	41	2,520
Braemar Hotels & Resorts, Inc.	28	71
Brandywine Realty Trust	294	1,316
Brixmor Property Group, Inc.	597	13,781
Broadstone Net Lease, Inc. – Class A	519	8,244
BRT Apartments Corp.	6	99
Camden Property Trust	3	317
CareTrust REIT, Inc.	186	4,677
CBL & Associates Properties, Inc.	3	79
CBRE Group, Inc. – Class A (1)	9	767
Centerspace	7	459
Chatham Lodging Trust	128	1,088
City Office REIT, Inc.	135	672
Clipper Realty, Inc.	1	2

The accompanying notes are an integral part of these financial statements.

451

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Community Healthcare Trust, Inc.	11	$256
COPT Defense Properties	51	1,281
CoStar Group, Inc. (1)	11	847
Cousins Properties, Inc.	4	97
Crown Castle, Inc.	12	1,196
CTO Realty Growth, Inc.	9	150
CubeSmart	483	21,820
Cushman & Wakefield Plc (1)	706	7,342
DiamondRock Hospitality Co.	98	826
Digital Realty Trust, Inc.	9	1,383
DigitalBridge Group, Inc.	53	732
Diversified Healthcare Trust	102	312
Douglas Emmett, Inc.	618	8,221
Easterly Government Properties, Inc. – Class A	44	547
EastGroup Properties, Inc.	250	42,533
Elme Communities	40	635
Empire State Realty Trust, Inc. – Class A	909	8,530
EPR Properties	104	4,361
Equity Commonwealth (1)	46	898
Equity LifeStyle Properties, Inc.	203	13,253
Equity Residential	173	12,028
Essential Properties Realty Trust, Inc.	420	11,637
Essex Property Trust, Inc.	45	12,204
Extra Space Storage, Inc.	323	50,227
Farmland Partners, Inc.	20	227
Federal Realty Investment Trust	2	233
First Industrial Realty Trust, Inc.	4	173
Forestar Group, Inc. (1)	8	254
Four Corners Property Trust, Inc.	42	1,042
Franklin Street Properties Corp.	161	247
FRP Holdings, Inc. (1)	6	160
Gaming & Leisure Properties, Inc.	7	335
Getty Realty Corp.	22	587
Gladstone Commercial Corp.	16	223
Gladstone Land Corp.	14	187
Global Medical REIT, Inc.	28	257
Global Net Lease, Inc.	90	664
Healthcare Realty Trust, Inc. – Class A	11	176
Healthpeak Properties, Inc.	20	392
Highwoods Properties, Inc.	114	3,004
Host Hotels & Resorts, Inc.	336	6,038
Howard Hughes Holdings, Inc. (1)	1	52
Hudson Pacific Properties, Inc.	62	296
Independence Realty Trust, Inc.	365	6,834
Industrial Logistics Properties Trust	143	525
Innovative Industrial Properties, Inc. – Class A	41	4,531
InvenTrust Properties Corp.	31	771
Invitation Homes, Inc.	209	7,485
Iron Mountain, Inc.	4	316
JBG SMITH Properties	39	588
Jones Lang LaSalle, Inc. (1)	33	6,866
Kennedy-Wilson Holdings, Inc.	52	504
Kilroy Realty Corp.	3	100
Kimco Realty Corp.	19	362
Kite Realty Group Trust	99	2,208
Lamar Advertising Co. – Class A	158	18,901
LTC Properties, Inc.	19	668
LXP Industrial Trust	1,017	9,273
Macerich Co.	99	1,534

	Shares (000s)	Value (000s)

Marcus & Millichap, Inc.	11	$347
Medical Properties Trust, Inc.	335	1,442
Mid-America Apartment Communities, Inc.	112	15,977
National Health Investors, Inc.	19	1,303
National Storage Affiliates Trust	273	11,241
NET Lease Office Properties	7	166
NETSTREIT Corp.	26	419
Newmark Group, Inc. – Class A	64	657
NexPoint Diversified Real Estate Trust	14	77
NexPoint Residential Trust, Inc.	10	404
NNN REIT, Inc.	5	219
Offerpad Solutions, Inc. (1)	4	19
Office Properties Income Trust	97	198
Omega Healthcare Investors, Inc.	195	6,695
One Liberty Properties, Inc.	7	176
Opendoor Technologies, Inc. (1)	267	491
Orion Office REIT, Inc.	25	90
Outfront Media, Inc.	41	589
Paramount Group, Inc.	84	389
Park Hotels & Resorts, Inc.	6	91
Peakstone Realty Trust	17	185
Pebblebrook Hotel Trust	423	5,817
Phillips Edison & Co., Inc.	277	9,074
Piedmont Office Realty Trust, Inc. – Class A	251	1,818
Plymouth Industrial REIT, Inc.	584	12,491
Postal Realty Trust, Inc. – Class A	3	36
PotlatchDeltic Corp.	340	13,408
Rayonier, Inc.	284	8,269
Realty Income Corp.	24	1,281
Regency Centers Corp.	257	15,981
Retail Opportunity Investments Corp.	57	708
REX Holdings, Inc. – Class A	7	60
Rexford Industrial Realty, Inc.	179	7,965
RLJ Lodging Trust	71	679
RMR Group, Inc. – Class A	7	154
Ryman Hospitality Properties, Inc.	180	17,963
Sabra Health Care REIT, Inc.	396	6,101
Safehold, Inc.	24	466
Saul Centers, Inc. (2)	0	15
SBA Communications Corp. – Class A	52	10,294
Service Properties Trust	233	1,198
Simon Property Group, Inc.	146	22,089
SITE Centers Corp.	89	1,284
SL Green Realty Corp.	30	1,694
STAG Industrial, Inc.	234	8,455
Star Holdings (1)	6	68
Stratus Properties, Inc. (1)	2	56
Summit Hotel Properties, Inc.	45	272
Sun Communities, Inc.	3	416
Sunstone Hotel Investors, Inc.	94	983
Tanger, Inc.	121	3,267
Tejon Ranch Co. (1)	9	150
Terreno Realty Corp.	158	9,331
Transcontinental Realty Investors, Inc. (1)(2)	0	13
UDR, Inc.	325	13,391
UMH Properties, Inc.	213	3,401
Uniti Group, Inc.	411	1,200
Universal Health Realty Income Trust	1	33
Urban Edge Properties	56	1,028

The accompanying notes are an integral part of these financial statements.

452

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Ventas, Inc.	11	$583
Veris Residential, Inc.	35	531
VICI Properties, Inc. – Class A	543	15,555
Vornado Realty Trust	5	135
Weyerhaeuser Co.	21	584
Whitestone REIT – Class B	23	304
WP Carey, Inc.	6	336
Xenia Hotels & Resorts, Inc.	48	684
Zillow Group, Inc. – Class A (1)	1	66
Zillow Group, Inc. – Class C (1)	4	200

Total Real Estate		572,782

Utilities – 3.18%
AES Corp.	20	351
ALLETE, Inc.	34	2,107
Alliant Energy Corp.	7	365
Altus Power, Inc. – Class A (1)	34	133
Ameren Corp.	7	531
American Electric Power Co., Inc.	126	11,039
American States Water Co.	7	517
American Water Works Co., Inc.	5	707
Atmos Energy Corp.	4	491
Avangrid, Inc.	2	70
Avista Corp.	35	1,220
Black Hills Corp.	207	11,255
Brookfield Infrastructure Corp. – Class A	54	1,827
Brookfield Renewable Corp. – Class A	4	107
California Water Service Group	19	923
CenterPoint Energy, Inc.	781	24,189
Chesapeake Utilities Corp.	10	1,041
Clearway Energy, Inc. – Class A	1	30
Clearway Energy, Inc. – Class C	2	50
CMS Energy Corp.	8	500
Consolidated Edison, Inc.	10	874
Consolidated Water Co. Ltd.	5	131
DTE Energy Co.	143	15,829
Edison International	11	772
Entergy Corp.	124	13,240
Essential Utilities, Inc.	7	263
Evergy, Inc.	6	332
Eversource Energy	10	560
Exelon Corp.	28	974
FirstEnergy Corp.	232	8,881
Genie Energy Ltd. – Class B	3	48
Hawaiian Electric Industries, Inc.	50	454
IDACORP, Inc. – Class Rights	1	128
MGE Energy, Inc.	94	7,039
Middlesex Water Co.	7	353
National Fuel Gas Co.	140	7,577
New Jersey Resources Corp.	226	9,662
NiSource, Inc.	13	360
Northwest Natural Holding Co.	17	611
Northwestern Energy Group, Inc.	274	13,714
NRG Energy, Inc.	212	16,536
OGE Energy Corp.	237	8,445
ONE Gas, Inc.	306	19,533
Ormat Technologies, Inc.	24	1,749
Otter Tail Corp.	10	907
PG&E Corp.	60	1,053

	Shares (000s)	Value (000s)

Pinnacle West Capital Corp.	3	$244
PNM Resources, Inc.	41	1,498
Portland General Electric Co.	347	15,007
PPL Corp.	21	576
Public Service Enterprise Group, Inc.	14	1,037
Pure Cycle Corp. (1)	5	47
RGC Resources, Inc.	3	58
SJW Group	14	772
Southwest Gas Holdings, Inc.	81	5,690
Spire, Inc.	25	1,494
Sunnova Energy International, Inc. (1)	49	272
UGI Corp.	492	11,260
Unitil Corp.	7	345
Vistra Corp.	271	23,319
WEC Energy Group, Inc.	9	697
Xcel Energy, Inc.	16	836
York Water Co.	4	155

Total Utilities		250,785

Total Common Stocks (Cost: $5,976,235)		7,697,195

RIGHTS – 0.00% (4)
Healthcare – 0.00% (4)
Pulse Biosciences, Inc., expires 12/31/2049 (1)	1	7

Total Healthcare		7

Total Rights (Cost: $6)		7

WARRANTS – 0.00% (4)
Materials – 0.00% (4)
Danimer Scientific, Inc., expires 07/15/2025 (1)(2)	12	—

Total Materials		—

Total Warrants (Cost: $42)		—

SHORT-TERM INVESTMENTS – 2.15%
Money Market Funds – 2.11%
Goldman Sachs Financial Square Government Fund – Class I, 5.21% (5)	165,934	165,934

Total Money Market Funds (Cost: $165,934)		165,934

The accompanying notes are an integral part of these financial statements.

453

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)

Time Deposits – 0.04%
Citibank, New York, 4.83% due 07/01/2024		$2,221	2,221
JP Morgan, New York, 4.83% due 07/01/2024		964	964
Skandinaviska Enskilda Banken AB, Stockholm, 2.76% due 07/01/2024 (2)	SEK	0	0
Sumitomo Trust Bank, London, 4.83% due 07/01/2024		$168	168

Total Time Deposits (Cost: $3,353)			3,353

Total Short-Term Investments (Cost: $169,287)			169,287

TOTAL INVESTMENTS IN SECURITIES – 99.81% (Cost: $6,145,570)			7,866,489

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.19%			15,084

TOTAL NET ASSETS – 100.00%			$7,881,573

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

SEK Swedish Krona

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $116, which represents 0.00% of total net assets.

(4)	Amount calculated is less than 0.005%.

(5)	Represents annualized seven-day yield as of the close of the reporting period.

(6)	Security that is restricted at June 30, 2024. The value of these securities totals $0, which represents 0.00% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
73	E-mini Russell 2000 Future	Sep. 2024	$7,508	$7,538	$30
7	S&P 500 E-mini Future	Sep. 2024	1,928	1,932	4

					$34

The accompanying notes are an integral part of these financial statements.

454

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2024

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Communication Services – 1.80%
AMC Networks, Inc. – Class A (1)	16	$154
Atlanta Braves Holdings, Inc. – Class C (1)	1	24
Bumble, Inc. – Class A (1)	45	471
Cable One, Inc.	1	381
Cogent Communications Holdings, Inc.	7	387
Criteo SA – ADR (1)	104	3,930
EchoStar Corp. – Class A (1)	25	454
Integral Ad Science Holding Corp. (1)	48	467
Iridium Communications, Inc.	1	34
Liberty Broadband Corp. – Class A (1)	3	169
Liberty Broadband Corp. – Class C (1)	5	250
Liberty Latin America Ltd. – Class A (1)	10	98
Liberty Latin America Ltd. – Class C (1)	18	169
Liberty Media Corp.-Liberty Formula One – Class C (1)	41	2,929
Liberty Media Corp.-Liberty Live – Class A (1)	9	338
Liberty Media Corp.-Liberty Live – Class C (1)	1	35
Madison Square Garden Entertainment Corp. – Class A (1)	1	40
Madison Square Garden Sports Corp. – Class A (1)	1	96
News Corp. – Class B	1	41
Nexstar Media Group, Inc. – Class A	56	9,253
Omnicom Group, Inc. (2)	0	30
Pinterest, Inc. – Class A (1)	19	831
ROBLOX Corp. – Class A (1)	1	50
Roku, Inc. – Class A (1)	4	224
Sphere Entertainment Co. (1)	1	40
Spotify Technology SA (1)	2	684
Take-Two Interactive Software, Inc. (1)	12	1,895
TEGNA, Inc.	35	488
Telephone & Data Systems, Inc.	23	467
Trade Desk, Inc. – Class A (1)	44	4,344
TrueCar, Inc. (1)	33	102
Vivid Seats, Inc. – Class A (1)	9	54
Warner Bros Discovery, Inc. (1)	16	116
Yelp, Inc. – Class A (1)	6	238
Ziff Davis, Inc. (1)	4	234
ZipRecruiter, Inc. – Class A (1)	15	135

Total Communication Services		29,652

Consumer Discretionary – 11.38%
Abercrombie & Fitch Co. – Class A (1)	2	328
Academy Sports & Outdoors, Inc.	6	324
Accel Entertainment, Inc. – Class A (1)	10	103
Adient Plc (1)	105	2,599
ADT, Inc.	530	4,031
Adtalem Global Education, Inc. (1)	1	53
American Axle & Manufacturing Holdings, Inc. (1)	4	28
American Eagle Outfitters, Inc.	15	302
Aptiv Plc (1)	51	3,593
Aramark	14	490
Asbury Automotive Group, Inc. (1)	1	256
AutoNation, Inc. (1)	28	4,533
AutoZone, Inc. (1)(2)	0	1,094
Bath & Body Works, Inc.	87	3,415
Best Buy Co., Inc.	3	258

	Shares (000s)	Value (000s)

Birkenstock Holding Plc (1)	46	$2,494
BorgWarner, Inc.	148	4,760
Bright Horizons Family Solutions, Inc. (1)	36	3,973
Brunswick Corp.	25	1,830
Burlington Stores, Inc. (1)	6	1,553
Caesars Entertainment, Inc. (1)	1	52
CarMax, Inc. (1)	2	170
Carvana Co. – Class A (1)	5	614
Cava Group, Inc. (1)	4	414
Century Communities, Inc.	3	266
Chipotle Mexican Grill, Inc. – Class A (1)	48	2,988
Choice Hotels International, Inc. (2)	0	51
Churchill Downs, Inc.	4	507
Coupang, Inc. – Class A (1)	11	227
Coursera, Inc. (1)	73	525
Cracker Barrel Old Country Store, Inc.	12	495
Crocs, Inc. (1)	37	5,338
Dana, Inc.	69	839
Darden Restaurants, Inc.	2	310
Dave & Buster’s Entertainment, Inc. (1)	1	27
Deckers Outdoor Corp. (1)	6	6,279
Dick’s Sporting Goods, Inc.	22	4,765
Dillard’s, Inc. – Class A	2	918
Dine Brands Global, Inc.	28	1,031
Domino’s Pizza, Inc.	16	8,081
DoorDash, Inc. – Class A (1)	25	2,771
Dorman Products, Inc. (1)	1	117
DR Horton, Inc.	13	1,791
Duolingo, Inc. – Class A (1)	2	408
eBay, Inc.	2	104
Etsy, Inc. (1)	2	128
Everi Holdings, Inc. (1)	77	649
Expedia Group, Inc. (1)	2	285
Floor & Decor Holdings, Inc. – Class A (1)	66	6,606
Foot Locker, Inc.	69	1,710
Fox Factory Holding Corp. (1)	10	494
Frontdoor, Inc. (1)	10	327
GameStop Corp. – Class A (1)	15	380
Garmin Ltd.	12	1,909
Gentex Corp.	2	55
G-III Apparel Group Ltd. (1)	14	370
Goodyear Tire & Rubber Co. (1)	40	458
Graham Holdings Co. – Class B (2)	0	41
Green Brick Partners, Inc. (1)	1	73
Group 1 Automotive, Inc.	1	446
Hanesbrands, Inc. (1)	40	199
Helen of Troy Ltd. (1)	5	475
Hilton Worldwide Holdings, Inc.	14	2,985
Installed Building Products, Inc.	13	2,626
International Game Technology Plc	1	30
Jack in the Box, Inc.	3	135
KB Home	15	1,085
Krispy Kreme, Inc.	2	25
Las Vegas Sands Corp.	20	867
La-Z-Boy, Inc.	1	24
LCI Industries	1	94
Lear Corp.	6	637
Leggett & Platt, Inc.	41	472
Leslie’s, Inc. (1)	25	103
LGI Homes, Inc. (1)	5	454

The accompanying notes are an integral part of these financial statements.

455

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Light & Wonder, Inc. (1)	4	$386
Lithia Motors, Inc. – Class A	1	157
LKQ Corp.	149	6,187
Macy’s, Inc.	20	386
Malibu Boats, Inc. – Class A (1)	14	490
Meritage Homes Corp.	2	306
MGM Resorts International (1)	6	263
Murphy USA, Inc.	1	468
Nordstrom, Inc.	1	32
Norwegian Cruise Line Holdings Ltd. (1)	14	257
On Holding AG – Class A (1)	52	2,025
Oxford Industries, Inc. (2)	0	46
Papa John’s International, Inc.	11	518
Patrick Industries, Inc.	1	83
Penske Automotive Group, Inc. (2)	0	49
Phinia, Inc. (2)	0	3
Planet Fitness, Inc. – Class A (1)	3	229
Pool Corp.	13	4,067
Portillo’s, Inc. – Class A (1)	48	467
PulteGroup, Inc.	41	4,460
PVH Corp.	41	4,391
Ralph Lauren Corp. – Class A	23	4,007
RCI Hospitality Holdings, Inc.	12	507
Red Rock Resorts, Inc. – Class A	1	49
Revolve Group, Inc. – Class A (1)	13	205
RH (1)	2	582
Rivian Automotive, Inc. – Class A (1)	11	146
Ross Stores, Inc.	32	4,680
Royal Caribbean Cruises Ltd. (1)	9	1,510
SharkNinja, Inc.	39	2,922
Shoe Carnival, Inc.	2	83
Signet Jewelers Ltd.	2	196
Six Flags Entertainment Corp. (1)	4	146
Skyline Champion Corp. (1)	5	350
Sonic Automotive, Inc. – Class A	1	63
Sonos, Inc. (1)	2	25
Steven Madden Ltd.	3	120
Stoneridge, Inc. (1)	32	504
Strategic Education, Inc.	5	584
Tapestry, Inc.	89	3,802
Taylor Morrison Home Corp. – Class A (1)	62	3,441
Tempur Sealy International, Inc.	1	53
Texas Roadhouse, Inc. – Class A	53	9,185
Thor Industries, Inc.	5	487
TopBuild Corp. (1)	4	1,722
Tractor Supply Co.	34	9,262
Travel + Leisure Co.	1	43
Ulta Beauty, Inc. (1)(2)	0	164
Urban Outfitters, Inc. (1)	2	84
Vail Resorts, Inc.	1	221
Victoria’s Secret & Co. (1)	10	183
Viking Holdings Ltd. (1)	122	4,140
Vista Outdoor, Inc. (1)	14	527
Visteon Corp. (1)	1	146
Wendy’s Co.	91	1,542
Whirlpool Corp.	1	95
Williams-Sonoma, Inc.	10	2,724
Wingstop, Inc.	13	5,290
Worthington Enterprises, Inc. (2)	0	22
Wyndham Hotels & Resorts, Inc.	8	596

	Shares (000s)	Value (000s)

XPEL, Inc. (1)	6	$223
YETI Holdings, Inc. (1)	5	206
Yum China Holdings, Inc.	52	1,592
Yum! Brands, Inc. (2)	0	22

Total Consumer Discretionary		186,968

Consumer Staples – 3.84%
Albertsons Companies, Inc. – Class A	11	213
Andersons, Inc.	4	222
BellRing Brands, Inc. (1)	34	1,921
BJ’s Wholesale Club Holdings, Inc. (1)	56	4,903
Campbell Soup Co.	7	331
Casey’s General Stores, Inc.	10	3,961
Celsius Holdings, Inc. (1)	54	3,099
Central Garden & Pet Co. – Class A (1)	8	266
Church & Dwight Co., Inc.	98	10,113
Clorox Co.	1	187
Coca-Cola Consolidated, Inc. (2)	0	75
Conagra Brands, Inc.	6	185
Constellation Brands, Inc. – Class A	7	1,799
Duckhorn Portfolio, Inc. (1)	102	722
Edgewell Personal Care Co.	5	196
elf Beauty, Inc. (1)	30	6,295
Energizer Holdings, Inc.	1	15
Flowers Foods, Inc.	2	38
Hain Celestial Group, Inc. (1)	39	267
Herbalife Ltd. (1)	12	120
Ingles Markets, Inc. – Class A	1	43
J.M. Smucker Co.	4	458
John B Sanfilippo & Son, Inc.	1	80
Kellanova	3	160
Keurig Dr Pepper, Inc.	255	8,525
Kroger Co.	5	259
Lamb Weston Holdings, Inc.	42	3,515
MGP Ingredients, Inc.	7	550
National Beverage Corp.	4	222
Nature’s Sunshine Products, Inc. (1)	12	186
Nomad Foods Ltd.	230	3,787
Nu Skin Enterprises, Inc. – Class A	17	177
Performance Food Group Co. (1)	1	71
Post Holdings, Inc. (1)	3	261
PriceSmart, Inc.	1	107
Primo Water Corp.	13	274
Reynolds Consumer Products, Inc.	252	7,048
Simply Good Foods Co. (1)	8	300
Sprouts Farmers Market, Inc. (1)	2	130
TreeHouse Foods, Inc. (1)	3	106
Universal Corp.	2	72
Vector Group Ltd.	34	358
Village Super Market, Inc. – Class A	1	18
Walgreens Boots Alliance, Inc.	53	644
WD-40 Co.	2	549
Weis Markets, Inc.	4	282

Total Consumer Staples		63,110

Energy – 4.87%
Antero Resources Corp. (1)	19	625
APA Corp.	5	134
Atlas Energy Solutions, Inc. – Class A	12	231

The accompanying notes are an integral part of these financial statements.

456

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Baker Hughes Co. – Class A	93	$3,274
Berry Corp.	3	22
Bristow Group, Inc. (1)	1	33
California Resources Corp.	10	534
Cameco Corp.	100	4,918
ChampionX Corp.	93	3,080
Cheniere Energy, Inc.	16	2,732
Chesapeake Energy Corp.	5	424
Chord Energy Corp.	3	534
Civitas Resources, Inc.	9	628
CNX Resources Corp. (1)	141	3,425
Comstock Resources, Inc.	26	273
CONSOL Energy, Inc. (1)(2)	0	37
Coterra Energy, Inc.	11	285
CVR Energy, Inc.	5	145
Delek U.S. Holdings, Inc.	7	169
Devon Energy Corp.	67	3,153
Diamondback Energy, Inc.	3	557
Dorian LPG Ltd.	5	228
Dril-Quip, Inc. (1)	1	20
Energy Fuels, Inc. (1)	27	164
EOG Resources, Inc.	49	6,166
EQT Corp.	11	423
Equitrans Midstream Corp.	64	832
Expro Group Holdings NV (1)	16	357
Halliburton Co.	12	418
Helmerich & Payne, Inc.	14	496
Hess Corp.	4	601
HF Sinclair Corp.	39	2,071
HighPeak Energy, Inc.	15	209
International Seaways, Inc.	51	2,994
Kinetik Holdings, Inc. – Class A	9	384
Kosmos Energy Ltd. (1)	34	188
Liberty Energy, Inc. – Class A	13	265
Magnolia Oil & Gas Corp. – Class A	155	3,915
Matador Resources Co.	6	377
Murphy Oil Corp.	14	571
Nabors Industries Ltd. (1)	3	191
Noble Corp. Plc	48	2,134
Northern Oil & Gas, Inc.	73	2,727
NOV, Inc.	63	1,199
ONEOK, Inc. (2)	0	31
Patterson-UTI Energy, Inc.	35	358
PBF Energy, Inc. – Class A	11	496
Peabody Energy Corp.	19	410
Permian Resources Corp. – Class A	82	1,327
ProFrac Holding Corp. – Class A (1)	28	210
ProPetro Holding Corp. (1)	32	275
REX American Resources Corp. (1)	3	153
RPC, Inc.	4	28
Scorpio Tankers, Inc.	1	87
Sitio Royalties Corp. – Class A	150	3,546
SM Energy Co.	10	419
Solaris Oilfield Infrastructure, Inc. – Class A	2	20
Southwestern Energy Co. (1)	28	189
Targa Resources Corp.	13	1,734
TechnipFMC Plc	114	2,991
Teekay Corp. (1)	35	315
Tidewater, Inc. (1)	83	7,912
Transocean Ltd. (1)	92	491

	Shares (000s)	Value (000s)

Valaris Ltd. (1)	10	$731
Valero Energy Corp.	23	3,625
Vitesse Energy, Inc.	16	376
Weatherford International Plc (1)	10	1,271
Williams Companies, Inc.	20	837

Total Energy		79,975

Financials – 14.24%
1st Source Corp.	1	39
Affiliated Managers Group, Inc.	1	122
Aflac, Inc.	2	189
AGNC Investment Corp.	15	142
Allstate Corp.	58	9,206
Ally Financial, Inc.	9	345
Amerant Bancorp, Inc. – Class A	9	208
American Financial Group, Inc.	24	2,903
Ameriprise Financial, Inc.	1	241
Annaly Capital Management, Inc.	346	6,593
Apollo Commercial Real Estate Finance, Inc.	10	102
Apollo Global Management, Inc.	4	476
Arbor Realty Trust, Inc.	6	82
Arch Capital Group Ltd. (1)	108	10,892
Ares Management Corp. – Class A	19	2,572
Arthur J. Gallagher & Co.	7	1,851
Artisan Partners Asset Management, Inc. – Class A	19	786
Associated Banc-Corp.	2	38
Atlantic Union Bankshares Corp.	1	23
Axis Capital Holdings Ltd.	21	1,460
Axos Financial, Inc. (1)	6	345
Banc of California, Inc.	14	183
BancFirst Corp.	5	412
Banco Latinoamericano de Comercio Exterior SA – Class E	9	277
Bank First Corp.	1	56
Bank of Hawaii Corp.	7	420
Bank of Marin Bancorp	9	149
BankUnited, Inc.	103	3,010
Blackstone Mortgage Trust, Inc. – Class A	22	380
Block, Inc. – Class A (1)	4	239
Bread Financial Holdings, Inc.	5	243
Bridgewater Bancshares, Inc. (1)	32	369
BrightSpire Capital, Inc. – Class A	13	75
Brookline Bancorp, Inc.	30	248
Brown & Brown, Inc.	91	8,119
BRP Group, Inc. – Class A (1)	10	344
Byline Bancorp, Inc.	1	25
Cadence Bank	18	515
Cambridge Bancorp	5	317
Cannae Holdings, Inc.	2	41
CBOE Global Markets, Inc.	24	4,165
Central Pacific Financial Corp.	11	235
Chimera Investment Corp.	3	38
Cincinnati Financial Corp.(2)	0	50
Citizens Financial Group, Inc.	13	465
City Holding Co.	1	118
Claros Mortgage Trust, Inc.	27	215
CNA Financial Corp.	1	38
CNO Financial Group, Inc.	7	188
Cohen & Steers, Inc.	1	47

The accompanying notes are an integral part of these financial statements.

457

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Coinbase Global, Inc. – Class A (1)	4	$903
Comerica, Inc.	74	3,801
Commerce Bancshares, Inc.	9	490
Community Financial System, Inc.	83	3,939
Community Trust Bancorp, Inc. (2)	0	1
Compass Diversified Holdings	9	195
Corpay, Inc. (1)	1	341
Cullen/Frost Bankers, Inc.	35	3,582
Customers Bancorp, Inc. (1)	9	416
CVB Financial Corp.	21	356
Diamond Hill Investment Group, Inc. (2)	0	19
Dime Community Bancshares, Inc.	17	350
Discover Financial Services	12	1,620
Eagle Bancorp, Inc.	13	247
Eastern Bankshares, Inc.	18	258
Enact Holdings, Inc.	22	669
Enstar Group Ltd. (1)	2	746
Essent Group Ltd.	16	886
Euronet Worldwide, Inc. (1)	61	6,312
Evercore, Inc. – Class A (2)	0	51
Everest Group Ltd.	6	2,414
EVERTEC, Inc.	3	90
FactSet Research Systems, Inc.	5	2,010
Fidelity National Financial, Inc.	4	191
Fifth Third Bancorp	182	6,627
Financial Institutions, Inc.	18	356
First Bancorp	211	3,866
First Bancshares, Inc.	1	33
First Citizens BancShares, Inc. – Class A	3	5,305
First Commonwealth Financial Corp.	12	169
First Community Bankshares, Inc.	1	49
First Financial Bancorp	2	43
First Foundation, Inc.	54	352
First Hawaiian, Inc.	172	3,566
First Interstate BancSystem, Inc. – Class A	10	284
First of Long Island Corp.	14	138
FirstCash Holdings, Inc.	1	149
Flushing Financial Corp.	19	245
FNB Corp.	2	28
Franklin BSP Realty Trust, Inc.	8	99
Fulton Financial Corp.	31	533
Genworth Financial, Inc. – Class A (1)	39	233
German American Bancorp, Inc.	1	48
Glacier Bancorp, Inc.	22	828
Global Payments, Inc.	5	449
Granite Point Mortgage Trust, Inc.	36	106
Hamilton Lane, Inc. – Class A	30	3,719
Hancock Whitney Corp.	4	190
Hanover Insurance Group, Inc.	14	1,774
HBT Financial, Inc.	4	87
Heartland Financial USA, Inc.	12	541
Heritage Commerce Corp.	19	169
Heritage Financial Corp.	22	397
HomeStreet, Inc.	25	288
Horace Mann Educators Corp.	16	512
Horizon Bancorp, Inc.	23	287
Houlihan Lokey, Inc. – Class A	13	1,804
Independent Bank Corp.	3	76
Independent Bank Corp.	15	743
Independent Bank Group, Inc.	10	462

	Shares (000s)	Value (000s)

Interactive Brokers Group, Inc. – Class A	13	$1,632
Invesco Ltd.	215	3,211
Jack Henry & Associates, Inc.	2	366
Jackson Financial, Inc. – Class A	6	481
Jefferies Financial Group, Inc.	144	7,186
Kemper Corp.	35	2,094
KeyCorp	55	786
Kinsale Capital Group, Inc.	10	3,798
KKR & Co., Inc. – Class Miscella	33	3,495
Ladder Capital Corp. – Class A	21	233
Lincoln National Corp.	12	358
Loews Corp.	65	4,833
LPL Financial Holdings, Inc.	12	3,470
M&T Bank Corp.	2	253
MarketAxess Holdings, Inc.	1	154
Marqeta, Inc. – Class A (1)	32	173
Metropolitan Bank Holding Corp. (1)	4	148
MFA Financial, Inc.	6	69
Moelis & Co. – Class A	51	2,907
Moody’s Corp.	6	2,386
Morningstar, Inc.	3	885
Mr Cooper Group, Inc. (1)	2	128
MSCI, Inc. – Class A	4	1,997
National Western Life Group, Inc. – Class A	1	330
NBT Bancorp, Inc.	1	41
NCR Atleos Corp. (1)	77	2,084
Nelnet, Inc. – Class A	2	234
NerdWallet, Inc. – Class A (1)	16	241
New York Community Bancorp, Inc.	199	640
NMI Holdings, Inc. – Class A (1)	2	81
OFG Bancorp	2	93
Old Second Bancorp, Inc.	5	71
Open Lending Corp. – Class A (1)	29	162
Pacific Premier Bancorp, Inc.	17	393
Park National Corp.	2	319
Patria Investments Ltd. – Class A	29	346
Pinnacle Financial Partners, Inc.	3	205
PRA Group, Inc. (1)	9	173
Premier Financial Corp.	12	255
Primis Financial Corp.	44	465
PROG Holdings, Inc.	1	38
Prosperity Bancshares, Inc.	50	3,057
Provident Financial Services, Inc.	51	732
Prudential Financial, Inc. (2)	0	39
QCR Holdings, Inc. (2)	0	26
Radian Group, Inc.	10	310
Raymond James Financial, Inc.	15	1,858
RBB Bancorp	19	364
Redwood Trust, Inc.	9	56
Regions Financial Corp.	162	3,250
Reinsurance Group of America, Inc. – Class A	9	1,798
Remitly Global, Inc. (1)	85	1,035
Republic Bancorp, Inc. – Class A	8	406
RLI Corp.	35	4,902
Robinhood Markets, Inc. – Class A (1)	53	1,215
Rocket Companies, Inc. – Class A (1)	66	904
Ryan Specialty Holdings, Inc. – Class A	153	8,861
S&T Bancorp, Inc.	3	110
Safety Insurance Group, Inc.	4	315

The accompanying notes are an integral part of these financial statements.

458

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Sandy Spring Bancorp, Inc.	8	$183
Seacoast Banking Corp. of Florida	12	287
SEI Investments Co. (2)	0	21
Selective Insurance Group, Inc.	14	1,298
ServisFirst Bancshares, Inc.	8	491
SiriusPoint Ltd. (1)	20	249
South State Corp.	7	546
Southern First Bancshares, Inc. (1)	8	232
Stellar Bancorp, Inc.	12	266
Stewart Information Services Corp.	2	110
Stifel Financial Corp.	51	4,278
StoneCo Ltd. – Class A (1)	14	164
StoneX Group, Inc. (1)	3	225
Synchrony Financial	1	67
T Rowe Price Group, Inc.	2	214
Texas Capital Bancshares, Inc. (1)	57	3,462
TFS Financial Corp.	18	224
Toast, Inc. – Class A (1)	25	655
Tompkins Financial Corp.	4	190
Tradeweb Markets, Inc. – Class A	19	1,983
TriCo Bancshares	5	190
Triumph Financial, Inc. (1)	4	294
TrustCo Bank Corp. NY	1	35
UMB Financial Corp.	5	387
Universal Insurance Holdings, Inc.	12	216
Valley National Bancorp	92	640
Virtu Financial, Inc. – Class A	14	308
Walker & Dunlop, Inc.	42	4,158
Washington Trust Bancorp, Inc.	11	312
Webster Financial Corp.	64	2,801
Westamerica BanCorp	4	189
Western Alliance Bancorp	3	181
WEX, Inc. (1)	6	1,046
White Mountains Insurance Group Ltd. (2)	0	29
Wintrust Financial Corp.	39	3,863
Zions Bancorp N.A.	84	3,646

Total Financials		233,930

Healthcare – 11.98%
10X Genomics, Inc. – Class A (1)	11	211
Abiomed, Inc. (1)(2)(3)	0	0
Acadia Healthcare Co., Inc. (1)	46	3,130
Agilent Technologies, Inc.	34	4,431
Agios Pharmaceuticals, Inc. (1)	6	274
Alcon, Inc.	52	4,614
Align Technology, Inc. (1)	7	1,690
Alignment Healthcare, Inc. (1)	22	176
Alkermes Plc (1)	6	146
Alnylam Pharmaceuticals, Inc. (1)	10	2,342
Amedisys, Inc. (1)	4	397
Amicus Therapeutics, Inc. (1)	98	971
AMN Healthcare Services, Inc. (1)	19	994
Amphastar Pharmaceuticals, Inc. (1)	3	110
Anika Therapeutics, Inc. (1)	14	344
Apellis Pharmaceuticals, Inc. (1)	23	889
Arcellx, Inc. (1)	9	508
Arrowhead Pharmaceuticals, Inc. (1)	7	184
AtriCure, Inc. (1)	4	101
Aurinia Pharmaceuticals, Inc. (1)	35	197
Avanos Medical, Inc. (1)	4	79

	Shares (000s)	Value (000s)

Avantor, Inc. (1)	153	$3,250
Avidity Biosciences, Inc. (1)	20	831
Axonics, Inc. (1)	13	853
Azenta, Inc. (1)	3	178
Beam Therapeutics, Inc. (1)	8	180
Biogen, Inc. (1)	2	389
BioMarin Pharmaceutical, Inc. (1)	18	1,509
Bio-Rad Laboratories, Inc. – Class A (1)	1	263
Bio-Techne Corp.	114	8,173
Blueprint Medicines Corp. (1)	21	2,299
Bridgebio Pharma, Inc. (1)	45	1,136
Bruker Corp.	36	2,290
Catalent, Inc. (1)	4	206
Celldex Therapeutics, Inc. (1)	8	289
Cencora, Inc. – Class A (2)	0	63
Centene Corp. (1)	20	1,338
Cerevel Therapeutics Holdings, Inc. (1)	8	324
Charles River Laboratories International, Inc. (1)	27	5,567
Chemed Corp.	10	5,361
CONMED Corp.	6	424
Cooper Companies, Inc.	62	5,370
CorVel Corp. (1)	2	398
Crinetics Pharmaceuticals, Inc. (1)	23	1,048
Cytek Biosciences, Inc. (1)	25	141
Cytokinetics, Inc. (1)	9	503
DaVita, Inc. (1)	2	296
Denali Therapeutics, Inc. (1)	14	336
Dentsply Sirona, Inc.	4	102
DexCom, Inc. (1)	34	3,832
Doximity, Inc. – Class A (1)	7	197
Dynavax Technologies Corp. – Class A (1)	43	484
Editas Medicine, Inc. – Class A (1)	24	112
Embecta Corp.	9	117
Enanta Pharmaceuticals, Inc. (1)	17	216
Enovis Corp. (1)	12	540
Ensign Group, Inc.	2	209
Evolent Health, Inc. – Class A (1)	71	1,349
Exact Sciences Corp. (1)	34	1,419
Exelixis, Inc. (1)	99	2,227
Fortrea Holdings, Inc. (1)	62	1,446
Geron Corp. (1)	8	34
Glaukos Corp. (1)	4	422
GRAIL, Inc. (1)(2)	0	5
Guardant Health, Inc. (1)	6	174
Haemonetics Corp. (1)	72	5,979
Halozyme Therapeutics, Inc. (1)	16	859
HealthEquity, Inc. (1)	4	302
Hologic, Inc. (1)	12	916
Humana, Inc.	9	3,432
ICON Plc (1)	19	5,951
IDEXX Laboratories, Inc. (1)	2	1,112
Illumina, Inc. (1)	2	185
Inmode Ltd. (1)	25	461
Innoviva, Inc. (1)	28	460
Inogen, Inc. (1)	32	262
Insmed, Inc. (1)	52	3,501
Inspire Medical Systems, Inc. (1)	24	3,174
Insulet Corp. (1)	3	666
Integer Holdings Corp. (1)	2	269

The accompanying notes are an integral part of these financial statements.

459

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Integra LifeSciences Holdings Corp. (1)	110	$3,209
Intellia Therapeutics, Inc. (1)	8	189
Intra-Cellular Therapies, Inc. (1)	37	2,524
Ionis Pharmaceuticals, Inc. (1)	4	190
Iovance Biotherapeutics, Inc. (1)	22	174
IQVIA Holdings, Inc. (1)	16	3,337
iRhythm Technologies, Inc. (1)	5	532
Ironwood Pharmaceuticals, Inc. – Class A (1)	5	32
Joint Corp. (1)	18	255
Krystal Biotech, Inc. (1)	8	1,479
Kura Oncology, Inc. (1)	23	465
Labcorp Holdings, Inc.	30	6,122
Lantheus Holdings, Inc. (1)	3	235
LeMaitre Vascular, Inc.	3	285
Ligand Pharmaceuticals, Inc. (1)(2)	0	21
Madrigal Pharmaceuticals, Inc. (1)	4	1,134
McKesson Corp.	4	2,244
Medpace Holdings, Inc. (1)	7	3,010
Merit Medical Systems, Inc. (1)	5	408
Mesa Laboratories, Inc.	6	500
Mettler-Toledo International, Inc. (1)	3	3,845
Mineralys Therapeutics, Inc. (1)	23	264
Molina Healthcare, Inc. (1)	1	365
Mural Oncology Plc (1)	1	2
Myriad Genetics, Inc. (1)	10	233
Natera, Inc. (1)	73	7,916
Neogen Corp. (1)	43	673
NeoGenomics, Inc. (1)	18	243
Neurocrine Biosciences, Inc. (1)	37	5,028
Nevro Corp. (1)	8	70
OmniAb, Inc. – Class CR3 (1)(2)(3)(5)	0	—
OmniAb, Inc. – Class CR4 (1)(2)(3)(5)	0	—
Omnicell, Inc. (1)	9	240
OptimizeRx Corp. (1)	20	204
Option Care Health, Inc. (1)	15	405
Organon & Co.	14	291
Pacific Biosciences of California, Inc. (1)	28	38
Pacira BioSciences, Inc. (1)	18	517
Patterson Companies, Inc.	22	534
Pediatrix Medical Group, Inc. (1)	124	938
Penumbra, Inc. (1)	11	2,039
Perrigo Co. Plc	8	195
Phibro Animal Health Corp. – Class A	4	67
Premier, Inc. – Class A	8	140
Prestige Consumer Healthcare, Inc. (1)	4	301
Prime Medicine, Inc. (1)	22	113
Progyny, Inc. (1)	5	145
Prothena Corp. Plc (1)	20	416
PTC Therapeutics, Inc. (1)	7	200
QIAGEN NV (1)	34	1,382
Quest Diagnostics, Inc. (2)	0	31
R1 RCM, Inc. (1)	14	176
Repligen Corp. (1)	16	2,017
ResMed, Inc.	5	916
REVOLUTION Medicines, Inc. (1)	18	684
Roivant Sciences Ltd. (1)	198	2,090
Royalty Pharma Plc – Class A	42	1,109
Sage Therapeutics, Inc. (1)	8	89
Sarepta Therapeutics, Inc. (1)	18	2,886

	Shares (000s)	Value (000s)

Select Medical Holdings Corp.	16	$570
SpringWorks Therapeutics, Inc. (1)	7	258
STAAR Surgical Co. (1)	6	274
Stevanato Group SpA	29	525
Supernus Pharmaceuticals, Inc. (1)	2	41
Surgery Partners, Inc. (1)	81	1,928
Surmodics, Inc. (1)	9	397
Syndax Pharmaceuticals, Inc. (1)	28	570
Teladoc Health, Inc. (1)	48	472
Teleflex, Inc.	15	3,099
Tenet Healthcare Corp. (1)	3	335
Travere Therapeutics, Inc. – Class Preferre (1)	25	204
Twist Bioscience Corp. (1)	12	593
Ultragenyx Pharmaceutical, Inc. (1)	41	1,698
Universal Health Services, Inc. – Class B	5	1,013
US Physical Therapy, Inc.	6	579
Vaxcyte, Inc. (1)	31	2,327
Veeva Systems, Inc. – Class A (1)	1	195
Veracyte, Inc. (1)	21	465
Viking Therapeutics, Inc. (1)	5	273
Vir Biotechnology, Inc. (1)	19	166
Waters Corp. (1)	2	600
West Pharmaceutical Services, Inc.	19	6,307
Xencor, Inc. (1)	23	431
Zimmer Biomet Holdings, Inc.	48	5,195

Total Healthcare		196,879

Industrials – 22.11%
AAON, Inc.	76	6,596
AAR Corp. (1)	1	71
ABM Industries, Inc.	58	2,941
Advanced Drainage Systems, Inc.	2	383
AECOM	19	1,631
AerCap Holdings NV	136	12,640
Aerovironment, Inc. (1)	2	330
AGCO Corp.	2	151
Air Lease Corp. – Class A	24	1,161
Alamo Group, Inc.	1	227
Alaska Air Group, Inc. (1)	54	2,170
Albany International Corp. – Class A	1	113
Alight, Inc. – Class A (1)	24	177
Allegion Plc	28	3,292
American Airlines Group, Inc. (1)	13	142
American Woodmark Corp. (1)	2	146
AMETEK, Inc.	8	1,295
AO Smith Corp.	1	110
API Group Corp. (1)	90	3,379
Applied Industrial Technologies, Inc.	1	271
ArcBest Corp.	46	4,898
Arcosa, Inc.	19	1,545
Array Technologies, Inc. (1)	5	55
Atkore, Inc. (2)	0	39
Axon Enterprise, Inc. (1)	1	205
AZEK Co., Inc. – Class A (1)	21	876
AZZ, Inc.	3	236
Barnes Group, Inc.	3	137
Barrett Business Services, Inc.	15	478
Beacon Roofing Supply, Inc. (1)	7	608
Boise Cascade Co.	4	461

The accompanying notes are an integral part of these financial statements.

460

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Booz Allen Hamilton Holding Corp. – Class A	19	$2,936
BrightView Holdings, Inc. (1)	27	356
Brink’s Co.	11	1,168
Builders FirstSource, Inc. (1)	16	2,151
CACI International, Inc. – Class A (1)	4	1,911
Carlisle Companies, Inc.	29	11,911
Carrier Global Corp.	6	349
Casella Waste Systems, Inc. – Class A (1)	1	97
CBIZ, Inc. (1)	4	324
ChargePoint Holdings, Inc. (1)	97	147
Chart Industries, Inc. (1)	2	242
Cimpress Plc (1)	4	326
Cintas Corp.	4	2,807
CNH Industrial NV	28	283
Columbus McKinnon Corp.	17	586
Comfort Systems USA, Inc.	2	591
Concentrix Corp.	4	237
Copart, Inc. (1)	79	4,255
Core & Main, Inc. – Class A (1)	107	5,238
Crane Co.	5	782
CSG Systems International, Inc.	2	63
CSW Industrials, Inc. (2)	0	47
Cummins, Inc. (2)	0	27
Dayforce, Inc. (1)	3	150
Delta Air Lines, Inc.	21	994
Donaldson Co., Inc.	46	3,289
Driven Brands Holdings, Inc. (1)	25	324
Ducommun, Inc. (1)	1	48
Dun & Bradstreet Holdings, Inc.	288	2,663
Dycom Industries, Inc. (1)	32	5,332
EMCOR Group, Inc.	12	4,334
Encore Wire Corp.	1	385
Energy Recovery, Inc. (1)	5	70
EnerSys	2	229
Ennis, Inc.	28	610
Enovix Corp. (1)	22	334
Equifax, Inc.	4	936
Esab Corp.	28	2,602
ESCO Technologies, Inc.	13	1,381
ExlService Holdings, Inc. (1)	6	190
Expeditors International of Washington, Inc.	3	399
Exponent, Inc.	28	2,618
Fastenal Co.	8	484
Federal Signal Corp.	29	2,436
Ferguson Plc	7	1,414
Fluor Corp. (1)	94	4,103
Fortune Brands Innovations, Inc.	1	83
Franklin Electric Co., Inc.	1	140
Frontier Group Holdings, Inc. (1)	42	209
FTAI Aviation Ltd.	7	671
FTI Consulting, Inc. (1)	5	1,078
FuelCell Energy, Inc. (1)	116	74
Gates Industrial Corp. Plc (1)	462	7,301
GATX Corp. (2)	0	23
Generac Holdings, Inc. (1)	2	220
Gibraltar Industries, Inc. (1)	1	60
Global Industrial Co.	6	200
Graco, Inc.	54	4,269
Granite Construction, Inc.	1	46
GXO Logistics, Inc. (1)	8	402

	Shares (000s)	Value (000s)

H&E Equipment Services, Inc.	10	$436
Healthcare Services Group, Inc. (1)	15	164
Heartland Express, Inc.	2	19
HEICO Corp.	16	3,514
HEICO Corp. – Class A	16	2,752
Heidrick & Struggles International, Inc.	3	88
Helios Technologies, Inc.	7	348
Herc Holdings, Inc.	27	3,536
Hillenbrand, Inc.	6	240
Hillman Solutions Corp. (1)	21	187
HNI Corp.	2	105
Hub Group, Inc. – Class A	4	154
Hubbell, Inc. – Class B	17	6,052
Huntington Ingalls Industries, Inc.	1	334
IDEX Corp.	11	2,202
Ingersoll Rand, Inc.	20	1,773
Insperity, Inc.	3	255
ITT, Inc.	67	8,661
Jacobs Solutions, Inc.	58	8,147
JELD-WEN Holding, Inc. (1)	34	463
JetBlue Airways Corp. (1)	68	412
Joby Aviation, Inc. (1)	33	169
John Bean Technologies Corp.	34	3,248
KBR, Inc.	1	60
Kelly Services, Inc. – Class A	2	42
Kennametal, Inc.	3	72
Kirby Corp. (1)	75	9,028
Knight-Swift Transportation Holdings, Inc. – Class A	70	3,478
Korn Ferry	25	1,699
Kratos Defense & Security Solutions, Inc. (1)	13	267
L3Harris Technologies, Inc.	35	7,800
Landstar System, Inc.	2	424
Lincoln Electric Holdings, Inc.	33	6,204
Loar Holdings, Inc. (1)	44	2,349
MasTec, Inc. (1)	88	9,430
Masterbrand, Inc. (1)	1	19
Matson, Inc.	3	331
MAXIMUS, Inc.	1	56
Middleby Corp. (1)	34	4,179
Miller Industries, Inc.	8	446
MillerKnoll, Inc.	137	3,625
Moog, Inc. – Class A	3	545
MSA Safety, Inc.	5	934
Mueller Industries, Inc.	18	1,010
MYR Group, Inc. (1)	1	153
National Presto Industries, Inc.	1	110
NEXTracker, Inc. – Class A (1)	4	172
Nordson Corp.	31	7,269
nVent Electric Plc	43	3,293
Old Dominion Freight Line, Inc.	5	913
OPENLANE, Inc. (1)	14	239
Oshkosh Corp.	23	2,513
Parker-Hannifin Corp. (2)	0	55
Parsons Corp. (1)	43	3,523
Paychex, Inc.	3	367
Paycom Software, Inc.	2	230
Paylocity Holding Corp. (1)	1	177
Pentair Plc	30	2,277

The accompanying notes are an integral part of these financial statements.

461

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Plug Power, Inc. (1)	199	$464
Quanex Building Products Corp.	2	67
Quanta Services, Inc.	15	3,738
RB Global, Inc.	9	675
RBC Bearings, Inc. (1)	37	9,965
Regal Rexnord Corp.	20	2,672
Republic Services, Inc. – Class A	46	8,910
Resideo Technologies, Inc. (1)	13	263
Resources Connection, Inc.	1	9
Robert Half, Inc.	42	2,691
Rocket Lab USA, Inc. (1)	40	193
Rockwell Automation, Inc. (2)	0	126
Rollins, Inc.	77	3,751
Rush Enterprises, Inc. – Class A	12	514
RXO, Inc. (1)	23	608
Saia, Inc. (1)	3	1,386
Schneider National, Inc. – Class B	2	59
Sensata Technologies Holding Plc	64	2,385
Shoals Technologies Group, Inc. – Class A (1)	63	392
Shyft Group, Inc.	18	214
Simpson Manufacturing Co., Inc.	26	4,373
SiteOne Landscape Supply, Inc. (1)	8	1,009
SkyWest, Inc. (1)	6	521
Spirit AeroSystems Holdings, Inc. – Class A (1)	28	932
SPX Technologies, Inc. (1)	13	1,819
Standex International Corp. (2)	0	67
Stanley Black & Decker, Inc.	1	80
Star Bulk Carriers Corp.	51	1,245
Steelcase, Inc. – Class A	8	97
Stericycle, Inc. (1)	41	2,377
Sunrun, Inc. (1)	14	163
Terex Corp.	7	370
Tetra Tech, Inc.	52	10,630
Timken Co.	13	1,035
Titan International, Inc. (1)	71	529
Toro Co.	75	7,007
Trane Technologies Plc	13	4,340
TransDigm Group, Inc. (2)	0	73
Uber Technologies, Inc. (1)	12	878
UFP Industries, Inc.	4	503
U-Haul Holding Co. (1)	4	273
U-Haul Holding Co. – Class B	10	584
UniFirst Corp.	2	292
United Airlines Holdings, Inc. (1)	1	65
United Rentals, Inc. (2)	0	97
Valmont Industries, Inc.	21	5,814
Verisk Analytics, Inc. – Class A	4	991
Verra Mobility Corp. – Class A (1)	22	594
Vertiv Holdings Co. – Class A	28	2,456
VSE Corp.	3	273
Watsco, Inc.	23	10,592
Watts Water Technologies, Inc. – Class A	20	3,607
Werner Enterprises, Inc.	5	179
Westinghouse Air Brake Technologies Corp.	8	1,194
WillScot Mobile Mini Holdings Corp. – Class A (1)	87	3,258
WNS Holdings Ltd. (1)	51	2,672
WW Grainger, Inc. (2)	0	94
XPO, Inc. (1)	14	1,433
Xylem, Inc.	8	1,051
Zurn Elkay Water Solutions Corp.	8	230

Total Industrials		363,126

	Shares (000s)	Value (000s)

Information Technology – 16.00%
ACI Worldwide, Inc. (1)	101	$4,014
Advanced Energy Industries, Inc.	2	266
Akamai Technologies, Inc. (1)	3	229
Allegro MicroSystems, Inc. (1)	86	2,424
Altair Engineering, Inc. – Class A (1)	5	489
Amdocs Ltd.	29	2,303
Amkor Technology, Inc.	115	4,606
Amphenol Corp. – Class A	45	3,029
Amplitude, Inc. – Class A (1)	30	270
ANSYS, Inc. (1)	1	306
AppLovin Corp. – Class A (1)	16	1,316
Arista Networks, Inc. (1)	6	2,053
Arrow Electronics, Inc. (1)(2)	0	47
ASGN, Inc. (1)	2	207
Aspen Technology, Inc. (1)	17	3,431
Astera Labs, Inc. (1)	9	572
AvePoint, Inc. (1)	6	63
Avnet, Inc.	59	3,062
Axcelis Technologies, Inc. (1)	6	820
Badger Meter, Inc.	16	2,895
Belden, Inc.	40	3,763
Benchmark Electronics, Inc.	3	133
Bentley Systems, Inc. – Class B	69	3,393
Blackbaud, Inc. (1)	3	236
Box, Inc. – Class A (1)	5	139
C3.ai, Inc. – Class A (1)	12	354
Cadence Design Systems, Inc. (1)	3	817
Calix, Inc. (1)	96	3,406
CDW Corp.(2)	0	45
Ciena Corp. (1)	5	262
Cleanspark, Inc. (1)	15	243
Cloudflare, Inc. – Class A (1)	12	990
Cognex Corp.	4	186
Coherent Corp. (1)	4	318
Cohu, Inc. (1)	22	713
CommVault Systems, Inc. (1)	37	4,532
Confluent, Inc. – Class A (1)	68	1,997
Crane NXT Co.	18	1,125
Credo Technology Group Holding Ltd. (1)	28	889
Crowdstrike Holdings, Inc. – Class A (1)	17	6,448
CyberArk Software Ltd. (1)	15	4,036
Daily Journal Corp. (1)	1	229
Datadog, Inc. – Class A (1)	20	2,535
DigitalOcean Holdings, Inc. (1)	15	515
Diodes, Inc. (1)	6	432
DocuSign, Inc. – Class A (1)	5	287
DXC Technology Co. (1)	1	26
Dynatrace, Inc. (1)	74	3,294
Elastic NV (1)	42	4,777
Entegris, Inc.	53	7,208
Envestnet, Inc. (1)(2)	0	25
EPAM Systems, Inc. (1)	3	499
ePlus, Inc. (1)	2	149
EverCommerce, Inc. (1)	29	315
Evolv Technologies Holdings, Inc. (1)	32	81
Extreme Networks, Inc. (1)	6	76
F5, Inc. (1)	3	476
Fabrinet (1)	1	127

The accompanying notes are an integral part of these financial statements.

462

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Fair Isaac Corp. (1)	6	$9,432
Fastly, Inc. – Class A (1)	5	40
FormFactor, Inc. (1)	83	5,028
Gartner, Inc. (1)	7	2,923
Gen Digital, Inc.	154	3,851
Globant SA (1)	3	535
Guidewire Software, Inc. (1)	17	2,294
HP, Inc.	9	311
HubSpot, Inc. (1)	5	3,148
Ichor Holdings Ltd. (1)	6	242
indie Semiconductor, Inc. – Class A (1)	85	523
Informatica, Inc. – Class A (1)	59	1,818
Insight Enterprises, Inc. (1)	1	209
Itron, Inc. (1)	3	261
Jabil, Inc.	7	757
Juniper Networks, Inc.	8	303
Keysight Technologies, Inc. (1)	5	678
Klaviyo, Inc. – Class A (1)	68	1,692
Kulicke & Soffa Industries, Inc.	18	892
Lam Research Corp.	1	1,238
Lattice Semiconductor Corp. (1)	133	7,733
Littelfuse, Inc.	19	4,757
Lumentum Holdings, Inc. (1)	63	3,225
MACOM Technology Solutions Holdings, Inc. (1)	45	5,016
Manhattan Associates, Inc. (1)	30	7,417
Marathon Digital Holdings, Inc. (1)	10	207
Marvell Technology, Inc.	25	1,720
MaxLinear, Inc. – Class A (1)	14	274
Methode Electronics, Inc.	65	670
Microchip Technology, Inc.	5	465
MicroStrategy, Inc. – Class A (1)	1	781
Mirion Technologies, Inc. – Class A (1)	44	471
MKS Instruments, Inc.	50	6,519
Monday.com Ltd. (1)	13	3,053
MongoDB, Inc. – Class A (1)	5	1,243
Monolithic Power Systems, Inc.	3	2,754
nCino, Inc. (1)	4	130
NetApp, Inc.	4	480
Novanta, Inc. (1)	27	4,428
Nutanix, Inc. – Class A (1)	41	2,323
Okta, Inc. – Class A (1)	6	550
ON Semiconductor Corp. (1)	59	4,066
Onto Innovation, Inc. (1)	15	3,359
OSI Systems, Inc. (1)(2)	0	65
Palantir Technologies, Inc. – Class A (1)	56	1,424
Palo Alto Networks, Inc. (1)	7	2,324
Pegasystems, Inc.	1	51
Photronics, Inc. (1)	2	53
Power Integrations, Inc.	72	5,068
Procore Technologies, Inc. (1)	53	3,510
PTC, Inc. (1)	6	1,150
Pure Storage, Inc. – Class A (1)	80	5,113
Q2 Holdings, Inc. (1)	6	378
Qualys, Inc. (1)	38	5,428
Rambus, Inc. (1)	33	1,936
Rapid7, Inc. (1)	9	395
Rogers Corp. (1)	2	268
Rubrik, Inc. – Class A (1)	14	421
Samsara, Inc. – Class A (1)	96	3,251
Sanmina Corp. (1)	4	277

	Shares (000s)	Value (000s)

ScanSource, Inc. (1)	4	$156
SentinelOne, Inc. – Class A (1)	28	580
Silicon Laboratories, Inc. (1)	5	593
Smartsheet, Inc. – Class A (1)	31	1,354
Snowflake, Inc. – Class A (1)	5	643
Sprinklr, Inc. – Class A (1)	52	503
Sprout Social, Inc. – Class A (1)	3	123
SPS Commerce, Inc. (1)	38	7,184
Super Micro Computer, Inc. (1)	2	1,999
Synaptics, Inc. (1)	46	4,087
Synopsys, Inc. (1)	5	2,699
TD SYNNEX Corp.	29	3,394
Teledyne Technologies, Inc. (1)	3	1,105
Tenable Holdings, Inc. (1)	5	240
Teradyne, Inc.	57	8,505
Trimble, Inc. (1)	6	311
Twilio, Inc. – Class A (1)	3	194
Tyler Technologies, Inc. (1)	10	5,267
Ubiquiti, Inc.	1	211
UiPath, Inc. – Class A (1)	31	394
Ultra Clean Holdings, Inc. (1)	12	574
Unity Software, Inc. (1)	5	85
Varonis Systems, Inc. – Class B (1)	7	312
Veeco Instruments, Inc. (1)	11	501
Verint Systems, Inc. (1)	11	368
Viavi Solutions, Inc. (1)	72	495
Vishay Intertechnology, Inc.	23	504
Vishay Precision Group, Inc. (1)	2	61
Western Digital Corp. (1)	3	249
Wolfspeed, Inc. (1)	7	163
Workday, Inc. – Class A (1)	2	484
Workiva, Inc. – Class A (1)	2	166
Xerox Holdings Corp.	12	135
Zebra Technologies Corp. – Class A (1)	6	1,740
Zoom Video Communications, Inc. – Class A (1)	13	748
Zscaler, Inc. (1)	2	292

Total Information Technology		262,825

Materials – 4.96%
AdvanSix, Inc.	1	34
Albemarle Corp.	2	147
Alcoa Corp.	6	255
Alpha Metallurgical Resources, Inc. (2)	0	46
AptarGroup, Inc.	60	8,455
Arcadium Lithium Plc (1)	213	716
Arch Resources, Inc.	3	411
Ardagh Metal Packaging SA	55	187
Ashland, Inc.	70	6,649
ATI, Inc. (1)	41	2,275
Avery Dennison Corp.	10	2,199
Avient Corp.	90	3,943
Axalta Coating Systems Ltd. (1)	6	205
Balchem Corp.	4	542
Ball Corp.	42	2,505
Berry Global Group, Inc.	50	2,926
Cabot Corp.	7	611
Carpenter Technology Corp.	4	418
CF Industries Holdings, Inc.	2	175

The accompanying notes are an integral part of these financial statements.

463

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Coeur Mining, Inc. (1)	7	$38
Constellium SE – Class A (1)	9	170
Corteva, Inc.	1	67
Crown Holdings, Inc.	3	206
Eagle Materials, Inc.	38	8,219
Ecovyst, Inc. (1)	17	149
Element Solutions, Inc.	176	4,774
FMC Corp.	4	219
Freeport-McMoRan, Inc.	113	5,478
Graphic Packaging Holding Co.	255	6,690
Greif, Inc. – Class B	5	342
HB Fuller Co.	1	59
Hecla Mining Co.	11	52
Huntsman Corp.	129	2,940
Ingevity Corp. (1)	4	192
Innospec, Inc.	8	931
International Flavors & Fragrances, Inc.	5	469
International Paper Co.	2	90
Louisiana-Pacific Corp.	3	282
LyondellBasell Industries NV – Class A	1	59
Martin Marietta Materials, Inc.	1	555
Minerals Technologies, Inc.	1	109
MP Materials Corp. (1)	23	287
Novagold Resources, Inc. (1)	129	448
Nucor Corp. (2)	0	60
Packaging Corp. of America (2)	0	25
PPG Industries, Inc.	1	160
Radius Recycling, Inc. – Class A	2	26
Reliance, Inc.	3	827
Royal Gold, Inc. (2)	0	44
RPM International, Inc.	48	5,117
Scotts Miracle-Gro Co.	3	204
Sealed Air Corp.	9	322
Silgan Holdings, Inc.	1	44
Sonoco Products Co. (2)	0	13
Steel Dynamics, Inc.	2	278
Summit Materials, Inc. – Class A (1)	6	224
TriMas Corp.	8	215
United States Lime & Minerals, Inc.	1	314
Vulcan Materials Co.	32	8,074
Westlake Corp. (2)	0	43
Worthington Steel, Inc. (2)	0	15

Total Materials		81,529

Real Estate – 4.17%
Acadia Realty Trust	5	91
Alexander & Baldwin, Inc.	39	655
American Assets Trust, Inc.	8	185
American Homes 4 Rent – Class A	12	455
Apartment Investment & Management Co. – Class A (1)	6	51
Apple Hospitality REIT, Inc.	12	170
Boston Properties, Inc.	89	5,459
Brixmor Property Group, Inc.	9	207
Broadstone Net Lease, Inc. – Class A	130	2,067
Camden Property Trust	2	229
CareTrust REIT, Inc.	15	364
CBL & Associates Properties, Inc.	14	329
CBRE Group, Inc. – Class A (1)	109	9,697

	Shares (000s)	Value (000s)

COPT Defense Properties	5	$123
CoStar Group, Inc. (1)	1	92
Cousins Properties, Inc.	19	446
CubeSmart	129	5,821
DiamondRock Hospitality Co.	14	119
DigitalBridge Group, Inc.	36	498
EastGroup Properties, Inc. (2)	0	47
Empire State Realty Trust, Inc. – Class A	12	113
Equity Commonwealth (1)	7	145
Essential Properties Realty Trust, Inc.	25	695
Essex Property Trust, Inc.	1	189
eXp World Holdings, Inc.	12	137
Extra Space Storage, Inc.	5	797
First Industrial Realty Trust, Inc.	57	2,694
FirstService Corp.	28	4,318
Four Corners Property Trust, Inc.	6	152
FRP Holdings, Inc. (1)	1	29
Gaming & Leisure Properties, Inc.	104	4,696
Getty Realty Corp.	1	38
Global Medical REIT, Inc.	11	103
Global Net Lease, Inc.	21	152
Healthcare Realty Trust, Inc. – Class A	12	191
Howard Hughes Holdings, Inc. (1)(2)	0	23
Independence Realty Trust, Inc.	224	4,202
Innovative Industrial Properties, Inc. – Class A	2	241
InvenTrust Properties Corp.	10	239
Jones Lang LaSalle, Inc. (1)	25	5,087
Kennedy-Wilson Holdings, Inc.	50	490
Kilroy Realty Corp.	5	153
Kimco Realty Corp.	12	239
Kite Realty Group Trust	15	337
Lamar Advertising Co. – Class A	4	505
Macerich Co.	9	135
Marcus & Millichap, Inc.	1	19
National Health Investors, Inc.	3	224
NexPoint Diversified Real Estate Trust	44	241
NexPoint Residential Trust, Inc.	5	208
Orion Office REIT, Inc.	27	98
Outfront Media, Inc.	16	235
Phillips Edison & Co., Inc. (1)	9	302
Plymouth Industrial REIT, Inc.	4	80
PotlatchDeltic Corp.	13	520
Rayonier, Inc.	6	180
Redfin Corp. (1)	28	167
RLJ Lodging Trust	7	72
Ryman Hospitality Properties, Inc.	35	3,458
Sabra Health Care REIT, Inc.	8	116
Service Properties Trust	15	75
Simon Property Group, Inc. (2)	0	54
SITE Centers Corp.	5	70
SL Green Realty Corp.	7	425
STAG Industrial, Inc.	102	3,682
Star Holdings (1)	22	263
Sunstone Hotel Investors, Inc.	19	198
Tanger, Inc.	13	354
Terreno Realty Corp.	11	630
Veris Residential, Inc.	8	113
Vornado Realty Trust	9	236
Welltower, Inc.	2	207
Weyerhaeuser Co.	107	3,040

Total Real Estate		68,472

The accompanying notes are an integral part of these financial statements.

464

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Utilities – 2.24%
AES Corp.	24	$429
ALLETE, Inc.	11	681
American Electric Power Co., Inc.	67	5,838
American States Water Co.	1	102
American Water Works Co., Inc.	37	4,837
Avista Corp.	11	380
Black Hills Corp.	22	1,212
Brookfield Infrastructure Corp. – Class A	7	251
California Water Service Group	3	126
CenterPoint Energy, Inc.	84	2,609
Chesapeake Utilities Corp.	2	207
Consolidated Edison, Inc.	2	157
Constellation Energy Corp.	1	178
DTE Energy Co.	2	229
Edison International	2	123
Essential Utilities, Inc.	8	298
FirstEnergy Corp.	159	6,088
Hawaiian Electric Industries, Inc.	15	134
IDACORP, Inc. – Class Rights	30	2,792
MGE Energy, Inc.	5	380
Middlesex Water Co.	8	408
New Jersey Resources Corp.	6	273
Northwest Natural Holding Co.	23	838
NRG Energy, Inc.	5	403
OGE Energy Corp.	12	416
Ormat Technologies, Inc.	6	409
Otter Tail Corp.	2	192
PNM Resources, Inc.	13	463
Portland General Electric Co.	85	3,689
Pure Cycle Corp. (1)	6	60
SJW Group (2)	0	11
Southwest Gas Holdings, Inc.	11	765
Vistra Corp.	6	535
WEC Energy Group, Inc. (2)	0	13

	Shares (000s)	Value (000s)

Xcel Energy, Inc.	11	$562
York Water Co.	20	730

Total Utilities		36,818

Total Common Stocks (Cost: $1,380,412)		1,603,284

SHORT-TERM INVESTMENTS – 1.92%
Money Market Funds – 1.86%
Goldman Sachs Financial Square Government Fund – Class I, 5.21% (4)	30,528	30,528

Total Money Market Funds (Cost: $30,528)		30,528

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.06%
ANZ, London, 4.83% due 07/01/2024	$983	983

Total Time Deposits (Cost: $983)		983

Total Short-Term Investments (Cost: $31,511)		31,511

TOTAL INVESTMENTS IN SECURITIES – 99.51% (Cost: $1,411,923)		1,634,795

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.49%		8,006

TOTAL NET ASSETS – 100.00%		$1,642,801

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

(5)	Security that is restricted at June 30, 2024. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of these financial statements.

465

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2024

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

COMMON STOCKS – 98.00%
Australia – 1.86%
ALS Ltd.	957	$8,912
Ampol Ltd.	13	272
ANZ Group Holdings Ltd.	166	3,125
APA Group	67	358
Aristocrat Leisure Ltd.	443	14,654
ASX Ltd.	10	412
Atlassian Corp. – Class A (1)	443	78,330
Aurizon Holdings Ltd.	99	242
BHP Group Ltd.	3,021	86,348
BlueScope Steel Ltd.	24	325
Brambles Ltd.	73	705
CAR Group Ltd.	19	440
Cochlear Ltd.	3	758
Coles Group Ltd.	71	809
Commonwealth Bank of Australia	88	7,459
Computershare Ltd.	28	498
CSL Ltd.	154	30,134
Dexus	57	244
Domino’s Pizza Enterprises Ltd.	158	3,782
Endeavour Group Ltd.	80	270
Evolution Mining Ltd.	1,693	3,958
Fortescue Ltd.	93	1,324
Goodman Group	91	2,090
GPT Group	109	289
Insurance Australia Group Ltd.	131	622
IPH Ltd.	659	2,747
Lottery Corp. Ltd.	114	385
Macquarie Group Ltd.	19	2,620
Medibank Pvt Ltd.	151	375
Mineral Resources Ltd.	9	330
Mirvac Group	209	261
National Australia Bank Ltd.	171	4,133
Northern Star Resources Ltd.	60	523
Orica Ltd.	26	306
Origin Energy Ltd.	93	674
Pilbara Minerals Ltd.	2,249	4,576
Pro Medicus Ltd.	3	286
Qantas Airways Ltd. (1)	4,130	16,073
QBE Insurance Group Ltd.	1,867	21,557
Ramsay Health Care Ltd.	9	299
REA Group Ltd.	3	378
Reece Ltd.	11	189
Rio Tinto Ltd.	21	1,636
Santos Ltd.	3,768	19,118
Scentre Group	288	596
Seek Ltd.	18	261
Seven Group Holdings Ltd.	10	261
Sonic Healthcare Ltd.	24	418
South32 Ltd.	243	590
Stockland	132	366
Suncorp Group Ltd.	72	827
Telstra Group Ltd.	222	536
Transurban Group	167	1,378
Treasury Wine Estates Ltd.	43	352
Vicinity Ltd.	223	274
Washington H Soul Pattinson & Co. Ltd.	13	281
Wesfarmers Ltd.	60	2,577
Westpac Banking Corp.	192	3,477
WiseTech Global Ltd.	9	581
Woodside Energy Group Ltd.	105	1,986
Woolworths Group Ltd.	66	1,472

Total Australia		339,059

	Shares (000s)	Value (000s)

Austria – 0.24%
Andritz AG	240	$14,846
Erste Group Bank AG	18	875
OMV AG	8	353
Verbund AG	3	275
Voestalpine AG	6	152
Wienerberger AG	804	26,650

Total Austria		43,151

Belgium – 0.29%
Ageas SA	9	392
Anheuser-Busch InBev SA	851	49,420
D’ieteren Group	1	245
Elia Group SA	2	153
Groupe Bruxelles Lambert NV	5	358
KBC Group NV	14	969
Lotus Bakeries NV (2)	0	217
Sofina SA	1	185
Syensqo SA	4	379
UCB SA	7	984
Umicore SA	12	179
Warehouses de Pauw CVA	10	268

Total Belgium		53,749

Bermuda – 0.54%
Arch Capital Group Ltd. (1)	817	82,417
Hiscox Ltd.	1,169	16,962

Total Bermuda		99,379

Brazil – 1.05%
Ambev SA	15,860	32,371
B3 SA – Brasil Bolsa Balcao	16,406	30,053
Banco do Brasil SA	2,442	11,667
Localiza Rent a Car SA	439	3,299
NU Holdings Ltd. – Class A (1)	5,445	70,191
PRIO SA	322	2,524
Raia Drogasil SA	8,997	41,332

Total Brazil		191,437

Canada – 2.15%
Canadian Natural Resources Ltd.	1,440	51,281
Canadian Pacific Kansas City Ltd.	1,912	150,563
First Quantum Minerals Ltd.	160	2,100
Magna International, Inc.	1,217	51,018
Shopify, Inc. – Class A (1)	865	57,102
Thomson Reuters Corp.	97	16,269
Waste Connections, Inc.	368	64,617

Total Canada		392,950

Chile – 0.17%
Antofagasta Plc	21	563
Banco de Chile – ADR	1,169	26,449
Embotelladora Andina SA – Class B	1,093	3,095

Total Chile		30,107

China – 1.49%
Alibaba Group Holding Ltd.	9,735	87,744
Centre Testing International Group Co. Ltd. – Class A	10,022	13,782
China Merchants Bank Co. Ltd. – Class H	2,936	13,342
Contemporary Amperex Technology Co. Ltd. – Class A	753	18,567
Haier Smart Home Co. Ltd. – Class A	9,333	31,106
Kweichow Moutai Co. Ltd. – Class A	73	14,659

The accompanying notes are an integral part of these financial statements.

466

‘

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Li Ning Co. Ltd.	7,500	$16,161
Midea Group Co. Ltd. – Class A	2,017	17,796
Ping An Insurance Group Co. of China Ltd. – Class H	4,538	20,558
Shenzhou International Group Holdings Ltd.	413	4,034
Silergy Corp.	1,755	24,893
Vipshop Holdings Ltd. – ADR	291	3,788
Weichai Power Co. Ltd. – Class H	2,042	3,888
Zhongsheng Group Holdings Ltd.	1,470	2,147

Total China		272,465

Denmark – 3.15%
AP Moller – Maersk – Class A (2)	0	282
AP Moller – Maersk – Class B (2)	0	432
Carlsberg AS – Class B	273	32,773
Coloplast – Class B	257	30,911
Danske Bank	1,361	40,604
Demant (1)	596	25,807
DSV	186	28,599
Genmab (1)	3	869
GN Store Nord AS (1)	242	6,734
Novo Nordisk – Class B	2,592	370,861
Novonesis (Novozymes) B – Class B	20	1,195
Orsted AS (1)(3)	11	567
Pandora	4	645
ROCKWOOL – Class B (2)	0	195
Tryg	20	430
Vestas Wind Systems (1)	1,446	33,531

Total Denmark		574,435

Finland – 0.64%
Elisa OYJ	8	358
Fortum OYJ	24	358
Kesko OYJ – Class B	15	271
Kone OYJ – Class B	19	925
Metso OYJ	33	348
Neste OYJ	24	426
Nokia OYJ – ADR	2,738	10,351
Nokia OYJ	16,072	61,173
Nordea Bank Abp	173	2,065
Orion OYJ – Class B	6	253
Sampo OYJ – Class A	594	25,612
Stora Enso OYJ – Class R	33	445
UPM-Kymmene OYJ	29	1,013
Wartsila OYJ Abp	658	12,758

Total Finland		116,356

France – 8.43%
Accor SA	1,040	42,564
Aeroports de Paris SA	2	236
Air Liquide SA	336	57,993
Airbus SE	31	4,276
Alstom SA	19	320
Alten SA	55	6,044
Amundi SA (3)	1,083	70,016
Arkema SA	3	295
AXA SA	100	3,291
BioMerieux	2	213
BNP Paribas SA	57	3,647
Bollore SE	40	235
Bouygues SA	4,022	129,295
Bureau Veritas SA	16	455
Capgemini SE	8	1,618
Carrefour SA	31	441
Cie de Saint-Gobain SA	25	1,967

	Shares (000s)	Value (000s)

Cie Generale des Etablissements Michelin SCA	2,188	$84,577
Covivio	3	138
Credit Agricole SA	58	794
Danone SA	36	2,187
Dassault Aviation SA	1	191
Dassault Systemes SE	324	12,182
Edenred SE	883	37,467
Eiffage SA	4	381
Elis SA	537	11,655
Engie SA	100	1,436
EssilorLuxottica SA	108	23,247
Eurazeo SE	2	194
Gecina SA	3	240
Getlink SE	18	293
Hermes International SCA	2	3,859
Ipsen SA	2	250
Kering SA	339	123,270
Klepierre SA	11	306
La Francaise des Jeux SAEM (3)	6	202
Legrand SA	157	15,546
L’Oreal SA	140	61,510
LVMH Moet Hennessy Louis Vuitton SE	167	128,549
Orange SA	102	1,026
Pernod Ricard SA	11	1,532
Publicis Groupe SA	13	1,335
Remy Cointreau SA	331	27,785
Renault SA	11	556
Rexel SA	2,836	73,372
Safran SA	499	105,079
Sanofi SA	2,259	217,851
Sartorius Stedim Biotech	191	31,643
Schneider Electric SE	487	116,737
SEB SA	1	131
Societe Generale SA	40	931
Sodexo SA	5	438
SOITEC (1)	207	22,966
Technip Energies NV	570	12,800
Teleperformance SE	740	78,194
Thales SA	5	793
TotalEnergies SE	119	7,943
Unibail-Rodamco-Westfield	7	524
Veolia Environnement SA	38	1,133
Vinci SA	28	2,922
Vivendi SE	42	439

Total France		1,537,510

Germany – 5.90%
Adidas AG	122	29,147
Allianz SE	564	156,678
BASF SE	1,444	69,824
Bayer AG	1,989	56,065
Bayerische Motoren Werke AG	244	23,050
Bechtle AG	5	213
Beiersdorf AG	5	774
Brenntag SE	370	24,969
Carl Zeiss Meditec AG	2	154
Commerzbank AG	58	878
Continental AG	1,328	75,198
Covestro AG (1)(3)	721	42,259
CTS Eventim AG & Co. KGaA	3	277
Daimler Truck Holding AG	1,679	66,975
Delivery Hero SE – Class A (1)(3)	10	239
Deutsche Bank AG	105	1,686

The accompanying notes are an integral part of these financial statements.

467

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Deutsche Boerse AG	10	$2,060
Deutsche Lufthansa AG	35	214
Deutsche Post AG	3,633	147,534
Deutsche Telekom AG	179	4,497
E.ON SE	123	1,620
Evonik Industries AG	7,618	155,437
Fresenius Medical Care AG	1,540	58,851
Fresenius SE & Co. KGaA (1)	23	690
GEA Group AG	307	12,762
Gerresheimer AG	122	13,067
Hannover Rueck SE	92	23,231
Heidelberg Materials AG	8	777
Henkel AG & Co. KGaA	6	462
Infineon Technologies AG	69	2,533
Knorr-Bremse AG	4	298
LEG Immobilien SE	4	338
Mercedes-Benz Group AG – Class REGISTERED	402	27,827
Merck KGaA	7	1,121
MTU Aero Engines AG	3	737
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8	3,771
Nemetschek SE	400	39,016
Puma SE	6	257
Rational AG (2)	0	228
Rheinmetall AG	2	1,164
RWE AG	35	1,191
SAP SE	55	11,032
Scout24 SE (3)	4	292
Siemens AG	41	7,672
Siemens Energy AG (1)	32	839
Siemens Healthineers AG (3)	15	852
Stabilus SE	109	5,015
Symrise AG – Class A	7	856
Talanx AG	3	278
Volkswagen AG	2	199
Vonovia SE	40	1,146
Zalando SE (1)(3)	12	276

Total Germany		1,076,526

Hong Kong – 2.65%
AIA Group Ltd.	11,193	75,728
ASMPT Ltd.	412	5,699
BOC Hong Kong Holdings Ltd.	209	645
China Overseas Land & Investment Ltd.	11,284	19,532
CK Asset Holdings Ltd.	105	391
CK Hutchison Holdings Ltd.	20,269	96,683
CK Infrastructure Holdings Ltd.	33	186
CLP Holdings Ltd.	93	748
Futu Holdings Ltd. – ADR (1)	3	204
Galaxy Entertainment Group Ltd.	11,432	53,204
Hang Seng Bank Ltd.	42	541
Henderson Land Development Co. Ltd.	1,182	3,168
HKT Trust & HKT Ltd. – Class Miscella	209	234
Hong Kong & China Gas Co. Ltd.	587	446
Hong Kong Exchanges & Clearing Ltd.	1,056	33,782
Hongkong Land Holdings Ltd.	64	206
Jardine Matheson Holdings Ltd.	205	7,236
Johnson Electric Holdings Ltd.	1,598	2,411
Link Real Estate Investment Trust	138	537
MTR Corp. Ltd.	82	257
Power Assets Holdings Ltd.	77	416
Prudential Plc	50	455
Prudential Plc	3,068	27,821

	Shares (000s)	Value (000s)

Sino Land Co. Ltd.	212	$219
SITC International Holdings Co. Ltd.	70	190
Sun Hung Kai Properties Ltd.	82	706
Swire Pacific Ltd. – Class A	1,268	11,190
Swire Properties Ltd.	60	96
Techtronic Industries Co. Ltd.	5,664	64,573
WH Group Ltd. (3)	113,294	74,572
Wharf Holdings Ltd.	57	159
Wharf Real Estate Investment Co. Ltd.	90	239

Total Hong Kong		482,474

Hungary – 0.08%
OTP Bank Nyrt	279	13,827

Total Hungary		13,827

India – 1.27%
Havells India Ltd.	173	3,776
HDFC Bank Ltd.	2,095	42,344
ICICI Bank Ltd. – ADR	2,605	75,054
MakeMyTrip Ltd. (1)	566	47,572
Marico Ltd.	566	4,165
Reliance Industries Ltd.	1,354	50,744
Tata Consultancy Services Ltd.	152	7,083

Total India		230,738

Indonesia – 0.13%
Bank Central Asia Tbk PT	15,686	9,492
Bank Rakyat Indonesia Persero Tbk PT	50,992	14,298

Total Indonesia		23,790

Ireland – 2.78%
AerCap Holdings NV	11	1,055
AIB Group Plc	93	494
Bank of Ireland Group Plc	8,190	85,558
DCC Plc	273	19,040
Experian Plc	3,326	154,516
Flutter Entertainment Plc (1)	239	43,529
ICON Plc (1)	386	120,968
Irish Continental Group Plc	1,027	6,038
James Hardie Industries Plc (1)	23	715
Kerry Group Plc – Class A	8	675
Kingspan Group Plc	8	698
Medtronic Plc	520	40,946
Ryanair Holdings Plc – ADR	269	31,334
Smurfit Kappa Group Plc	14	645

Total Ireland		506,211

Isle of Man – 0.03%
Playtech Plc (1)	1,055	6,200

Total Isle of Man		6,200

Israel – 0.35%
Azrieli Group Ltd.	2	140
Bank Hapoalim BM	69	610
Bank Leumi Le-Israel BM	83	677
Check Point Software Technologies Ltd. (1)	5	783
CyberArk Software Ltd. (1)	2	607
Elbit Systems Ltd.	1	257
Global-e Online Ltd. (1)	5	195
ICL Group Ltd.	45	192
Israel Discount Bank Ltd. – Class A	67	336
Mizrahi Tefahot Bank Ltd.	9	288
Monday.com Ltd. (1)	237	57,120
Nice Ltd. (1)	3	570

The accompanying notes are an integral part of these financial statements.

468

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Teva Pharmaceutical Industries Ltd. – ADR (1)	62	$1,001
Wix.com Ltd. (1)	3	441

Total Israel		63,217

Italy – 3.21%
Amplifon SpA	350	12,455
Assicurazioni Generali SpA	56	1,394
Banco BPM SpA	71	455
Davide Campari-Milano NV	2,082	19,712
DiaSorin SpA	1	123
Enel SpA	32,037	222,300
ENI SpA	119	1,823
Ferrari NV	286	116,679
FinecoBank Banca Fineco SpA	34	512
Infrastrutture Wireless Italiane SpA (3)	18	190
Intesa Sanpaolo SpA	797	2,960
Leonardo SpA	19	452
Mediobanca Banca di Credito Finanziario SpA	28	405
Moncler SpA	12	707
Nexi SpA (1)(3)	32	198
Poste Italiane SpA (3)	26	332
Prysmian SpA	14	850
Recordati Industria Chimica e Farmaceutica SpA	5	277
Snam SpA	33,600	148,378
Telecom Italia SpA (1)	601	144
Terna – Rete Elettrica Nazionale	79	610
UniCredit SpA	1,472	54,462

Total Italy		585,418

Japan – 17.56%
ABC-Mart, Inc.	552	9,691
Advantest Corp.	40	1,629
Aeon Co. Ltd.	34	734
AGC, Inc.	11	355
Air Water, Inc.	678	9,209
Aisin Corp.	8	265
Ajinomoto Co., Inc.	25	865
ANA Holdings, Inc.	9	163
Asahi Group Holdings Ltd.	585	20,682
Asahi Kasei Corp.	71	455
Asics Corp.	34	524
Astellas Pharma, Inc.	99	981
Bandai Namco Holdings, Inc.	32	631
Bridgestone Corp.	877	34,618
Brother Industries Ltd.	13	231
Canon, Inc.	55	1,489
Capcom Co. Ltd.	18	344
Central Japan Railway Co.	43	939
Chiba Bank Ltd.	31	273
Chubu Electric Power Co., Inc.	37	432
Chugai Pharmaceutical Co. Ltd.	35	1,253
Concordia Financial Group Ltd.	58	344
Cosmos Pharmaceutical Corp.	374	30,172
Dai Nippon Printing Co. Ltd.	12	398
Daiei Kankyo Co. Ltd.	248	4,214
Daifuku Co. Ltd.	16	302
Dai-ichi Life Holdings, Inc.	366	9,796
Daiichi Sankyo Co. Ltd.	98	3,395
Daikin Industries Ltd.	14	1,949
Daito Trust Construction Co. Ltd.	3	342
Daiwa House Industry Co. Ltd.	813	20,686
Daiwa Securities Group, Inc.	73	564
Denso Corp.	99	1,548

	Shares (000s)	Value (000s)

Dentsu Group, Inc.	11	$273
Disco Corp.	5	1,866
Dowa Holdings Co. Ltd.	150	5,356
East Japan Railway Co.	50	829
Eisai Co. Ltd.	14	568
ENEOS Holdings, Inc.	158	814
FANUC Corp.	51	1,406
Fast Retailing Co. Ltd.	9	2,327
Fuji Electric Co. Ltd.	7	383
Fuji Media Holdings, Inc.	575	6,590
FUJIFILM Holdings Corp.	6,985	163,844
Fujitsu Ltd.	9,217	144,554
Fukuoka Financial Group, Inc.	778	20,951
Hakuhodo DY Holdings, Inc.	885	6,479
Hamamatsu Photonics KK	7	191
Hankyu Hanshin Holdings, Inc.	13	336
Hikari Tsushin, Inc.	1	206
Hitachi Construction Machinery Co. Ltd.	6	166
Hitachi Ltd.	7,479	168,389
Honda Motor Co. Ltd.	10,360	111,374
Hoshizaki Corp.	6	181
Hoya Corp.	18	2,152
Hulic Co. Ltd.	21	189
Ibiden Co. Ltd.	6	229
Idemitsu Kosan Co. Ltd.	1,830	11,897
IHI Corp.	152	4,549
Iida Group Holdings Co. Ltd.	958	12,651
INFRONEER Holdings, Inc.	596	4,853
Inpex Corp.	1,192	17,508
Isuzu Motors Ltd.	1,028	13,667
ITOCHU Corp.	66	3,235
Japan Airlines Co. Ltd.	8	128
Japan Exchange Group, Inc.	26	619
Japan Post Bank Co. Ltd.	79	753
Japan Post Holdings Co. Ltd.	1,529	15,200
Japan Post Insurance Co. Ltd.	10	202
Japan Real Estate Investment Corp. (2)	0	224
Japan Tobacco, Inc.	67	1,809
JFE Holdings, Inc.	33	469
Kajima Corp.	23	397
Kansai Electric Power Co., Inc.	39	650
Kao Corp.	1,992	80,666
Kawasaki Kisen Kaisha Ltd.	22	315
KDDI Corp.	82	2,178
Keisei Electric Railway Co. Ltd.	7	226
Keyence Corp.	113	49,429
Kikkoman Corp.	36	415
Kinden Corp.	267	5,339
Kintetsu Group Holdings Co. Ltd.	9	198
Kirin Holdings Co. Ltd.	1,816	23,461
Kobe Bussan Co. Ltd.	8	169
Koito Manufacturing Co. Ltd.	11	150
Komatsu Ltd.	1,914	55,898
Konami Group Corp.	5	383
Kubota Corp.	663	9,316
Kyocera Corp.	72	833
Kyowa Kirin Co. Ltd.	14	237
Lasertec Corp.	4	943
LY Corp.	8,170	19,727
M3, Inc.	22	211
Makita Corp.	12	326
Marubeni Corp.	77	1,430
Marui Group Co. Ltd.	202	2,844
MatsukiyoCocokara & Co.	18	264

The accompanying notes are an integral part of these financial statements.

469

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Mazda Motor Corp.	31	$294
McDonald’s Holdings Co. Japan Ltd.	5	180
Medipal Holdings Corp.	258	3,938
Megmilk Snow Brand Co. Ltd.	234	3,779
MEIJI Holdings Co. Ltd.	13	270
Minebea Mitsumi, Inc.	1,951	40,184
Mitsubishi Chemical Group Corp.	75	416
Mitsubishi Corp.	766	15,060
Mitsubishi Electric Corp.	8,649	138,602
Mitsubishi Estate Co. Ltd.	61	959
Mitsubishi HC Capital, Inc.	43	287
Mitsubishi Heavy Industries Ltd.	2,947	31,727
Mitsubishi Logistics Corp.	209	6,878
Mitsubishi UFJ Financial Group, Inc.	2,242	24,200
Mitsui & Co. Ltd.	137	3,129
Mitsui Chemicals, Inc.	10	263
Mitsui Fudosan Co. Ltd.	149	1,370
Mitsui OSK Lines Ltd.	19	568
Mizuho Financial Group, Inc.	134	2,814
Monotaro Co. Ltd.	13	153
MS&AD Insurance Group Holdings, Inc.	919	20,509
Murata Manufacturing Co. Ltd.	2,838	58,777
NEC Corp.	154	12,707
NET One Systems Co. Ltd.	200	3,672
Nexon Co. Ltd.	18	329
NH Foods Ltd.	262	7,868
Nidec Corp.	22	985
Nintendo Co. Ltd.	55	2,958
Nippon Building Fund, Inc. (2)	0	305
Nippon Express Holdings, Inc.	4	180
Nippon Paint Holdings Co. Ltd.	4,630	30,269
Nippon Prologis Real Estate Investment Trust, Inc. (2)	0	200
Nippon Sanso Holdings Corp.	9	279
Nippon Steel Corp.	47	996
Nippon Telegraph & Telephone Corp.	42,410	40,103
Nippon Television Holdings, Inc.	612	8,887
Nippon Yusen KK	25	735
Nissan Chemical Corp.	7	219
Nissan Motor Co. Ltd.	129	437
Nisshinbo Holdings, Inc.	714	4,779
Nissin Foods Holdings Co. Ltd.	10	252
Nitori Holdings Co. Ltd.	85	8,967
Nitto Denko Corp.	8	595
Nomura Holdings, Inc.	3,100	17,904
Nomura Real Estate Holdings, Inc.	6	149
Nomura Real Estate Master Fund, Inc. (2)	0	195
Nomura Research Institute Ltd.	20	552
NS Solutions Corp.	314	5,330
NTT Data Group Corp.	33	480
Obayashi Corp.	1,395	16,667
Obic Co. Ltd.	4	452
Oji Holdings Corp.	622	2,455
Olympus Corp.	7,733	124,836
Omron Corp.	10	332
Ono Pharmaceutical Co. Ltd.	21	280
Oracle Corp.	138	9,495
Oriental Land Co. Ltd.	58	1,626
ORIX Corp.	63	1,405
Osaka Gas Co. Ltd.	20	449
Otsuka Corp.	12	237
Otsuka Holdings Co. Ltd.	22	925
Pan Pacific International Holdings Corp.	20	473
Panasonic Holdings Corp.	128	1,052
Penta-Ocean Construction Co. Ltd.	226	930

	Shares (000s)	Value (000s)

Rakuten Group, Inc.	80	$414
Recruit Holdings Co. Ltd.	1,294	69,636
Renesas Electronics Corp.	835	15,832
Resona Holdings, Inc.	11,191	74,441
Ricoh Co. Ltd.	31	262
Rohm Co. Ltd.	19	249
SBI Holdings, Inc.	16	397
SCREEN Holdings Co. Ltd.	4	399
SCSK Corp.	192	3,837
Secom Co. Ltd.	1,539	91,146
Sega Sammy Holdings, Inc.	590	8,760
Seiko Epson Corp.	16	247
Sekisui Chemical Co. Ltd.	22	301
Sekisui House Ltd.	33	742
Senko Group Holdings Co. Ltd.	568	3,988
Seria Co. Ltd.	89	1,616
Seven & i Holdings Co. Ltd.	1,599	19,536
SG Holdings Co. Ltd.	16	150
Shimadzu Corp.	12	311
Shimano, Inc.	245	37,801
Shin-Etsu Chemical Co. Ltd.	94	3,673
Shionogi & Co. Ltd.	14	537
Ship Healthcare Holdings, Inc.	456	6,759
Shiseido Co. Ltd.	1,639	46,707
Shizuoka Financial Group, Inc.	23	224
SMC Corp.	121	57,686
SoftBank Corp.	159	1,940
SoftBank Group Corp.	55	3,557
Sompo Holdings, Inc.	50	1,063
Sony Group Corp.	2,178	185,570
Subaru Corp.	34	720
Sumco Corp.	20	282
Sumitomo Bakelite Co. Ltd.	208	6,108
Sumitomo Corp.	57	1,434
Sumitomo Electric Industries Ltd.	40	632
Sumitomo Metal Mining Co. Ltd.	520	15,805
Sumitomo Mitsui Financial Group, Inc.	292	19,627
Sumitomo Mitsui Trust Holdings, Inc.	1,445	33,196
Sumitomo Realty & Development Co. Ltd.	16	475
Suntory Beverage & Food Ltd.	1,055	37,473
Suzuki Motor Corp.	86	994
Sysmex Corp.	2,401	38,762
T&D Holdings, Inc.	855	14,938
Taiheiyo Cement Corp.	627	15,779
Taisei Corp.	249	9,279
Takeda Pharmaceutical Co. Ltd.	4,045	104,920
TBS Holdings, Inc.	321	8,127
TDK Corp.	897	55,152
Terumo Corp.	70	1,168
TIS, Inc.	11	221
Toho Co. Ltd.	7	208
Tokio Marine Holdings, Inc.	1,184	44,490
Tokyo Electric Power Co. Holdings, Inc. (1)	85	458
Tokyo Electron Ltd.	289	63,306
Tokyo Gas Co. Ltd.	19	413
Tokyu Corp.	27	303
Topcon Corp.	111	1,244
TOPPAN Holdings, Inc.	13	358
Toray Industries, Inc.	6,786	32,184
TOTO Ltd.	8	179
Toyo Seikan Group Holdings Ltd.	532	8,358
Toyo Suisan Kaisha Ltd.	207	12,341
Toyota Industries Corp.	1,476	125,574
Toyota Motor Corp.	567	11,643
Toyota Tsusho Corp.	36	700

The accompanying notes are an integral part of these financial statements.

470

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Trend Micro, Inc.	7	$285
Tsumura & Co.	326	8,356
Unicharm Corp.	1,102	35,403
USS Co. Ltd.	1,381	11,627
West Japan Railway Co.	24	452
Yakult Honsha Co. Ltd.	14	253
Yamaha Motor Co. Ltd.	48	449
Yamato Holdings Co. Ltd.	13	147
Yaskawa Electric Corp.	13	454
Yokogawa Electric Corp.	12	301
Zensho Holdings Co. Ltd.	5	202
ZOZO, Inc.	1,225	30,619

Total Japan		3,202,378

Jordan – 0.00% (4)
Hikma Pharmaceuticals Plc	9	219

Total Jordan		219

Luxembourg – 0.45%
ArcelorMittal SA	2,594	59,420
Befesa SA (3)	165	5,455
Eurofins Scientific SE	279	13,967
L’Occitane International SA	524	2,225
Tenaris SA	26	393

Total Luxembourg		81,460

Macau – 0.00% (4)
Sands China Ltd. (1)	127	264

Total Macau		264

Mexico – 0.42%
Arca Continental SAB de CV	549	5,399
Cemex SAB de CV – ADR	528	3,376
Fomento Economico Mexicano SAB de CV – ADR	309	33,218
Gruma SAB de CV – Class B	138	2,524
Grupo Financiero Banorte SAB de CV – Class O	684	5,320
Wal-Mart de Mexico SAB de CV	7,885	26,933

Total Mexico		76,770

Netherlands – 6.39%
ABN AMRO Bank NV (3)	24	390
Adyen NV (1)(3)	90	107,445
Aegon Ltd.	75	462
Akzo Nobel NV	9	552
Argenx SE (1)	3	1,352
ASM International NV	148	113,174
ASML Holding NV	224	228,002
ASML Holding NV – Class REG	94	95,635
ASR Nederland NV	9	411
BE Semiconductor Industries NV	4	684
Euronext NV (3)	4	409
EXOR NV	512	53,467
Ferrovial SE	27	1,056
Heineken Holding NV	7	576
Heineken NV	15	1,483
IMCD NV	310	42,695
ING Groep NV	3,465	59,544
JDE Peet’s NV	7	134
Koninklijke Ahold Delhaize NV	2,700	79,451
Koninklijke KPN NV	6,702	25,687
Koninklijke Philips NV	7,550	189,863
NN Group NV	15	687
OCI NV	6	135
Prosus NV (1)	1,695	60,256

	Shares (000s)	Value (000s)

QIAGEN NV (1)	12	$488
Randstad NV	1,500	68,112
Stellantis NV	122	2,405
Topicus.com, Inc.	319	27,302
Universal Music Group NV	43	1,284
Wolters Kluwer NV	13	2,175

Total Netherlands		1,165,316

New Zealand – 0.01%
Auckland International Airport Ltd.	75	347
Fisher & Paykel Healthcare Corp. Ltd.	31	561
Mercury NZ Ltd.	38	153
Meridian Energy Ltd.	65	247
Spark New Zealand Ltd.	100	252
Xero Ltd. (1)	8	687

Total New Zealand		2,247

Norway – 0.53%
Aker BP ASA	18	455
DNB Bank ASA	1,590	31,188
Equinor ASA	2,178	62,391
Gjensidige Forsikring ASA	11	201
Kongsberg Gruppen ASA	5	379
Mowi ASA	26	436
Norsk Hydro ASA	72	451
Orkla ASA	38	305
Salmar ASA	4	194
Telenor ASA	36	407
Yara International ASA	9	250

Total Norway		96,657

Poland – 0.00% (4)
InPost SA (1)	10	185

Total Poland		185

Portugal – 0.25%
EDP – Energias de Portugal SA	177	662
Galp Energia SGPS SA	24	515
Jeronimo Martins SGPS SA	2,230	43,579

Total Portugal		44,756

Russia – 0.00% (4)
Severstal PAO – GDR (1)(2)(5)(7)	147	—
X5 Retail Group NV – GDR (1)(2)(5)(7)	65	—

Total Russia		—

Singapore – 2.50%
BOC Aviation Ltd. (3)	398	2,842
CapitaLand Ascendas REIT	205	386
CapitaLand Integrated Commercial Trust	300	437
Capitaland Investment Ltd.	147	287
DBS Group Holdings Ltd.	1,094	28,814
Genting Singapore Ltd.	317	202
Grab Holdings Ltd. – Class A (1)	110	391
Keppel Ltd.	76	363
Oversea-Chinese Banking Corp. Ltd.	188	1,998
Sea Ltd. – ADR (1)	1,016	72,575
Sembcorp Industries Ltd.	46	164
Singapore Airlines Ltd.	80	407
Singapore Exchange Ltd.	44	304
Singapore Technologies Engineering Ltd.	87	275
Singapore Telecommunications Ltd.	47,345	95,807
United Overseas Bank Ltd.	10,849	250,241
Wilmar International Ltd.	104	237

Total Singapore		455,730

The accompanying notes are an integral part of these financial statements.

471

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

-	Shares (000s)	Value (000s)

South Africa – 0.11%
African Rainbow Minerals Ltd.	260	$3,232
Bid Corp. Ltd.	213	4,978
Capitec Bank Holdings Ltd.	44	6,365
Naspers Ltd. – Class N	24	4,644

Total South Africa		19,219

South Korea – 0.16%
Samsung Electronics Co. Ltd.	178	10,461
Shinhan Financial Group Co. Ltd.	562	19,597

Total South Korea		30,058

Spain – 1.65%
Acciona SA	1	165
Acerinox SA	360	3,752
ACS Actividades de Construccion y Servicios SA	11	483
Aena SME SA (3)	4	796
Amadeus IT Group SA	24	1,593
Banco Bilbao Vizcaya Argentaria SA	323	3,241
Banco de Sabadell SA	298	576
Banco Santander SA	33,715	156,870
CaixaBank SA	18,226	96,792
Cellnex Telecom SA (3)	26	843
EDP Renovaveis SA	17	239
Endesa SA	17	328
Fluidra SA	870	18,138
Grifols SA (1)	15	125
Iberdrola SA	319	4,141
Industria de Diseno Textil SA	57	2,839
Redeia Corp. SA	18	312
Repsol SA	68	1,082
Telefonica SA	253	1,070
Viscofan SA	111	7,292

Total Spain		300,677

Sweden – 2.57%
Alfa Laval AB	219	9,590
Assa Abloy AB – Class B	2,852	80,763
Atlas Copco AB – Class A	5,662	106,312
Atlas Copco AB – Class B	82	1,322
Beijer Ref AB – Class B	20	311
Boliden AB	15	497
Epiroc AB – Class A	2,374	47,572
Epiroc AB – Class B	21	384
EQT AB	20	581
Essity AB – Class B	32	817
Evolution AB (3)	10	1,004
Fastighets AB Balder – Class B (1)	37	252
Getinge AB – Class B	12	210
H & M Hennes & Mauritz AB – Class B	33	516
Hexagon AB – Class B	109	1,234
Holmen AB – Class B	4	168
Husqvarna AB – Class B	19	151
Industrivarden AB – Class A	7	233
Industrivarden AB – Class C	8	276
Indutrade AB	14	368
Investment AB Latour – Class B	7	201
Investor AB – Class B	3,266	89,495
L E Lundbergforetagen AB – Class B	4	219
Lifco AB – Class B	12	324
Nibe Industrier AB – Class B	80	336
Saab AB – Class B	17	408
Sagax AB – Class B	12	295
Sandvik AB	786	15,797

	Shares (000s)	Value (000s)

Securitas AB – Class B	26	$258
Skandinaviska Enskilda Banken AB – Class A	87	1,288
Skanska AB – Class B	19	346
SKF AB – Class B	18	367
Spotify Technology SA (1)	269	84,298
Svenska Cellulosa AB SCA – Class B	34	503
Svenska Handelsbanken AB – Class A	1,744	16,667
Swedbank AB	47	972
Swedish Orphan Biovitrum AB (1)	10	275
Tele2 AB – Class B	30	303
Telefonaktiebolaget LM Ericsson – Class B	152	946
Telia Co. AB	125	336
Trelleborg AB – Class B	11	439
Volvo AB – Class A	11	292
Volvo AB – Class B	87	2,241
Volvo Car AB – Class B (1)	43	132

Total Sweden		469,299

Switzerland – 4.26%
ABB Ltd.	84	4,652
Adecco Group AG	9	299
Alcon, Inc.	26	2,329
Avolta AG (1)	5	187
Bachem Holding AG – Class B	2	164
Baloise Holding AG	3	444
Banque Cantonale Vaudoise	2	184
Barry Callebaut AG (2)	0	297
BKW AG	1	168
Chocoladefabriken Lindt & Spruengli AG (2)	0	607
Chocoladefabriken Lindt & Spruengli AG – REG (2)	0	692
Cie Financiere Richemont SA	772	120,677
Clariant AG (1)	12	183
Coca-Cola HBC AG (1)	12	397
DSM-Firmenich AG	10	1,150
EMS-Chemie Holding AG (2)	0	340
Geberit AG	55	32,685
Givaudan SA (2)	0	2,293
Glencore Plc	8,260	47,002
Helvetia Holding AG	2	287
Holcim AG (1)	258	22,841
Julius Baer Group Ltd.	960	53,674
Kuehne & Nagel International AG	3	763
Logitech International SA	8	794
Lonza Group AG	118	64,461
Nestle SA	143	14,582
Novartis AG	1,144	121,843
Partners Group Holding AG	1	1,524
Roche Holding AG	2	526
Roche Holding AG	552	152,988
Sandoz Group AG	23	837
Schindler Holding AG	1	314
Schindler Holding AG	2	548
SGS SA	8	722
SIG Group AG (1)	16	300
Sika AG	8	2,282
Sonova Holding AG	3	819
STMicroelectronics NV	36	1,412
Straumann Holding AG	6	725
Swatch Group AG – BR	2	338
Swatch Group AG – REG	3	127
Swiss Life Holding AG	2	1,206
Swiss Prime Site AG	4	396
Swiss Re AG	17	2,053

The accompanying notes are an integral part of these financial statements.

472

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Swisscom AG	1	$799
Temenos AG	3	235
UBS Group AG	3,739	109,830
VAT Group AG (3)	1	800
Zurich Insurance Group AG	8	4,304

Total Switzerland		777,080

Taiwan – 2.78%
Advantech Co. Ltd.	534	6,076
Chailease Holding Co. Ltd.	405	1,914
Delta Electronics, Inc.	428	5,105
Hon Hai Precision Industry Co. Ltd.	4,305	28,346
MediaTek, Inc.	124	5,340
Taiwan Semiconductor Manufacturing Co. Ltd.	4,095	121,321
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	1,954	339,659

Total Taiwan		507,761

United Kingdom – 19.25%
3i Group Plc	3,725	143,568
Admiral Group Plc	289	9,550
Anglo American Plc	70	2,228
Ashtead Group Plc	676	45,041
Associated British Foods Plc	19	584
AstraZeneca Plc	750	116,755
Auto Trader Group Plc (3)	9,875	99,392
Aviva Plc	148	890
BAE Systems Plc	7,876	131,186
Barclays Plc	27,432	72,486
Barratt Developments Plc	1,382	8,208
Berkeley Group Holdings Plc	6	327
BP Plc	35,228	212,102
British American Tobacco Plc	111	3,410
BT Group Plc – Class A	364	645
Bunzl Plc	2,103	79,895
Burberry Group Plc	1,213	13,473
Capita Plc (1)	7,718	1,317
Centrica Plc	298	509
Close Brothers Group Plc	609	3,254
CNH Industrial NV	2,307	23,372
Coca-Cola Europacific Partners Plc	177	12,909
Compass Group Plc	3,206	87,346
ConvaTec Group Plc (3)	5,486	16,253
Croda International Plc	7	362
Diageo Plc	1,353	42,484
DS Smith Plc	2,179	11,551
easyJet Plc	2,401	13,850
Endeavour Mining Plc	10	205
Entain Plc	2,728	21,633
Ferguson Plc	390	74,835
Future Plc	567	7,508
Games Workshop Group Plc	428	57,699
Greggs Plc	1,022	35,718
GSK Plc	7,491	144,091
Haleon Plc	368	1,496
Halma Plc	20	691
Hargreaves Lansdown Plc	2,586	36,859
HSBC Holdings Plc	8,060	69,571
IG Group Holdings Plc	348	3,605
Imperial Brands Plc	6,874	175,891
Inchcape Plc	864	8,116
Informa Plc	75	806
InterContinental Hotels Group Plc	200	20,965
International Personal Finance Plc	1,618	2,606

	Shares (000s)	Value (000s)

Intertek Group Plc	1,008	$60,910
ITV Plc	8,163	8,301
J Sainsbury Plc	14,661	47,236
JD Sports Fashion Plc	140	210
John Wood Group Plc (1)	2,670	6,933
Jupiter Fund Management Plc	2,273	2,203
Kingfisher Plc	102	318
Land Securities Group Plc	38	297
Legal & General Group Plc	328	940
Lloyds Banking Group Plc	267,399	184,428
London Stock Exchange Group Plc	24	2,853
M&G Plc	129	332
Melrose Industries Plc	69	479
Mondi Plc	24	451
National Grid Plc	266	2,968
NatWest Group Plc	12,557	49,402
Next Plc	6	730
Pagegroup Plc	3,145	16,945
Pearson Plc	34	419
Persimmon Plc	18	308
Pets at Home Group Plc	2,832	10,575
Phoenix Group Holdings Plc	38	253
Rathbones Group Plc	297	6,291
Reckitt Benckiser Group Plc	1,763	95,356
RELX Plc	1,211	55,497
Rentokil Initial Plc	132	769
Rightmove Plc	9,999	67,493
Rio Tinto Plc	62	4,084
Rolls-Royce Holdings Plc (1)	9,543	54,808
Rotork Plc	2,561	10,893
Sage Group Plc	53	722
Schroders Plc	46	210
Segro Plc	70	793
Serco Group Plc	6,547	14,829
Severn Trent Plc	14	429
Shell Plc	1,651	59,493
Shell Plc	4,357	156,268
Smith & Nephew Plc	47	587
Smiths Group Plc	19	401
Softcat Plc	1,116	25,624
Spirax Group Plc	4	425
SSE Plc	7,457	168,407
SSP Group Plc	6,893	12,842
Standard Chartered Plc	7,664	69,199
Taylor Wimpey Plc	199	357
Tesco Plc	39,055	150,860
Trainline Plc (1)(3)	6,954	27,416
Travis Perkins Plc	3,039	29,539
Unilever Plc	1,061	58,232
United Utilities Group Plc	38	478
Vanquis Banking Group Plc	879	557
Vodafone Group Plc	9,694	8,577
Weir Group Plc	1,857	46,448
WH Smith Plc	467	6,680
Whitbread Plc	195	7,330
Wise Plc – Class A (1)	3,599	30,869
WPP Plc	13,436	123,030

Total United Kingdom		3,508,526

United States – 1.87%
Aon Plc – Class A	208	60,962
Coupang, Inc. – Class A (1)	2,969	62,197
EPAM Systems, Inc. (1)	134	25,246
Laureate Education, Inc. – Class A	139	2,076
Linde Plc	125	54,856

The accompanying notes are an integral part of these financial statements.

473

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)		Value (000s)

Mettler-Toledo International, Inc. (1)		39	$54,991
Newmont Corp.		142	6,001
Samsonite International SA (3)		2,942	8,769
Southern Copper Corp.		58	6,294
STERIS Plc		273	59,994

Total United States			341,386

Uruguay – 0.83%
MercadoLibre, Inc. (1)		92	150,715

Total Uruguay			150,715

Total Common Stocks (Cost: $15,084,863)			17,869,702

PREFERRED STOCKS – 0.02%
Germany – 0.02%
Bayerische Motoren Werke AG		3	286
Dr Ing hc F Porsche AG (3)		6	427
Henkel AG & Co. KGaA		9	836
Porsche Automobil Holding SE		8	377
Sartorius AG		1	310
Volkswagen AG		11	1,276

Total Germany			3,512

Total Preferred Stocks (Cost: $3,958)			3,512

RIGHTS – 0.00% (4)
Brazil – 0.00% (4)
Localiza Rent a Car SA, expires 12/31/2049 (1)		4	7

Total Brazil			7

Italy – 0.00% (4)
Amplifon SpA, expires 08/10/2024 (1)(2)		347	—

Total Italy			—

Total Rights (Cost: $10)			7

SHORT-TERM INVESTMENTS – 1.93%
Money Market Funds – 1.67%
Goldman Sachs Financial Square Government Fund – Class I, 5.21% (6)		305,843	305,843

Total Money Market Funds (Cost: $305,843)			305,843

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.26%
ANZ, Hong Kong, 4.09% due 07/01/2024	NZD	76	46
ANZ, London, 4.83% due 07/01/2024		$808	808
BNP Paribas, Paris, 3.36% due 07/01/2024	AUD	237	158
Brown Brothers Harriman, 2.50% due 07/01/2024	DKK	463	66
Brown Brothers Harriman, 3.38% due 07/01/2024	NOK	133	12

	Principal Amount (000s)		Value (000s)
Brown Brothers Harriman, 6.33% due 07/01/2024 (2)	ZAR	6	0
Citibank, London, 2.84% due 07/01/2024	EUR	8,158	8,737
HSBC, Hong Kong, 3.93% due 07/02/2024	HKD	1,061	136
HSBC, Singapore, 2.60% due 07/01/2024	SGD	27	20
JP Morgan, New York, 4.83% due 07/01/2024		$3,097	3,097
Royal Bank of Canada, London, 4.40% due 07/01/2024	GBP	13,964	17,652
Royal Bank of Canada, Toronto, 3.77% due 07/02/2024 (2)	CAD	0	0
Skandinaviska Enskilda Banken AB, Stockholm, 0.32% due 07/01/2024	CHF	726	808
Skandinaviska Enskilda Banken AB, Stockholm, 2.76% due 07/01/2024	SEK	505	48
Sumitomo Trust Bank, London, 4.83% due 07/01/2024		$326	326
Sumitomo, Tokyo, -0.14% due 07/01/2024	JPY	2,381,946	14,805

Total Time Deposits (Cost: $46,719)			46,719

Total Short-Term Investments (Cost: $352,562)			352,562

TOTAL INVESTMENTS IN SECURITIES – 99.95% (Cost: $15,441,393)			18,225,783

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.05%			9,059

TOTAL NET ASSETS – 100.00%			$18,234,842

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

The accompanying notes are an integral part of these financial statements.

474

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

ZAR South African Rand

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $462,236, which represents 2.53% of total net assets.

(4)	Amount calculated is less than 0.005%.

(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

(6)	Represents annualized seven-day yield as of the close of the reporting period.

(7)	Security that is restricted at June 30, 2024. The value of these securities totals $0, which represents 0.00% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
45	Euro Stoxx 50 Future	Sep. 2024	EUR	2,207	$2,374	$10
18	FTSE 100 INDEX Future	Sep. 2024	GBP	1,477	1,869	1
8	TOPIX INDEX Future	Sep. 2024	JPY	222,523	1,397	15

						$26

COMMON STOCKS	Percentages of Net Assets
Communication Services	3.91%
Consumer Discretionary	12.54
Consumer Staples	8.27
Energy	3.72
Financials	18.11
Healthcare	12.53
Industrials	19.71
Information Technology	11.18
Materials	4.55
Real Estate	0.39
Utilities	3.09

Total Common Stocks	98.00

PREFERRED STOCKS	Percentages of Net Assets
Consumer Discretionary	0.02
Consumer Staples	0.00	(1)
Healthcare	0.00	(1)

Total Preferred Stocks	0.02

RIGHTS
Healthcare	—	(1)
Industrials	0.00	(1)

Total Rights	0.00	(1)

SHORT-TERM INVESTMENTS	1.93

TOTAL INVESTMENTS	99.95
OTHER ASSETS IN EXCESS OF LIABILITIES	0.05

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

475

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

June 30, 2024

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

COMMON STOCKS – 97.03%
Australia – 2.92%
Ampol Ltd.	9	$193
ANZ Group Holdings Ltd.	180	3,376
APA Group	167	890
BHP Group Ltd.	75	2,142
BHP Group Ltd.	104	2,970
Brambles Ltd.	30	290
Challenger Ltd.	254	1,182
Cochlear Ltd.	35	7,679
Coles Group Ltd.	76	861
Commonwealth Bank of Australia	25	2,146
Computershare Ltd.	5	86
CSL Ltd.	60	11,761
Dexus Property Group	31	133
Goodman Group	19	428
Macquarie Group Ltd.	16	2,227
Medibank Pvt Ltd.	57	141
Mineral Resources Ltd.	4	128
National Australia Bank Ltd.	30	723
Northern Star Resources Ltd.	11	92
Qantas Airways Ltd. (1)	75	293
REA Group Ltd. (2)	0	44
Rio Tinto Ltd.	10	817
Scentre Group	682	1,413
Seek Ltd.	50	717
South32 Ltd.	946	2,295
Telstra Group Ltd.	369	890
Washington H Soul Pattinson & Co. Ltd.	4	77
Wesfarmers Ltd.	15	662
Westpac Banking Corp.	83	1,499
Worley Ltd.	205	2,044

Total Australia		48,199

Austria – 0.10%
Erste Group Bank AG	26	1,218
OMV AG	1	43
Verbund AG	4	327

Total Austria		1,588

Belgium – 0.15%
Anheuser-Busch InBev SA	21	1,204
D’ieteren Group	4	881
Groupe Bruxelles Lambert NV	4	297
KBC Group NV	1	87

Total Belgium		2,469

Brazil – 0.46%
Ambev SA – ADR	2,735	5,606
Banco do Brasil SA	412	1,968

Total Brazil		7,574

Canada – 3.04%
Alimentation Couche-Tard, Inc.	245	13,762
Brookfield Corp.	62	2,568
Canadian National Railway Co.	89	10,526
Definity Financial Corp.	40	1,329
Element Fleet Management Corp.	215	3,916
Magna International, Inc.	237	9,917
National Bank of Canada	63	4,973
Sun Life Financial, Inc.	64	3,162

Total Canada		50,153

	Shares (000s)	Value (000s)

Chile – 0.19%
Antofagasta Plc	118	$3,128

Total Chile		3,128

China – 1.15%
Alibaba Group Holding Ltd. – ADR	11	795
Alibaba Group Holding Ltd.	1,013	9,125
China Merchants Bank Co. Ltd. – Class H	477	2,168
Haier Smart Home Co. Ltd. – Class A	1,315	4,382
Tencent Holdings Ltd.	11	503
Weichai Power Co. Ltd. – Class H	1,037	1,974

Total China		18,947

Denmark – 3.51%
AP Moller – Maersk – Class B (2)	0	215
Carlsberg AS – Class B (2)	0	49
Coloplast – Class B	67	8,083
Danske Bank	194	5,797
DSV	2	258
Genmab (1)	1	314
Novo Nordisk – Class B	274	39,182
Novonesis (Novozymes) B – Class B	48	2,909
Tryg	36	786
Vestas Wind Systems (1)	14	314

Total Denmark		57,907

Finland – 1.65%
Elisa OYJ	11	513
Fortum OYJ	3	47
Kone OYJ – Class B	183	9,049
Mandatum OYJ	54	242
Nokia OYJ	2,615	9,953
Nordea Bank Abp	54	639
Nordea Bank Abp – Class A	63	751
Sampo OYJ – Class A	96	4,156
Stora Enso OYJ – Class R	90	1,229
UPM-Kymmene OYJ	19	655

Total Finland		27,234

France – 11.95%
Accor SA	187	7,657
Air Liquide SA	102	17,552
Airbus SE	6	805
Alstom SA	28	477
Amundi SA (3)	152	9,801
AXA SA	184	6,016
BNP Paribas SA	46	2,913
Bouygues SA	88	2,829
Bureau Veritas SA	72	1,995
Capgemini SE	1	171
Cie de Saint-Gobain SA	3	196
Cie Generale des Etablissements Michelin SCA	324	12,537
Covivio	6	301
Credit Agricole SA	25	338
Danone SA	14	832
Dassault Systemes SE	193	7,261
Edenred SE	14	600
Eiffage SA (2)	0	21
Engie SA	277	3,968

The accompanying notes are an integral part of these financial statements.

476

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

EssilorLuxottica SA	23	$4,941
Eurazeo SE	4	287
Gecina SA	1	83
Hermes International SCA	4	8,116
Ipsen SA	4	526
Kering SA	2	614
La Francaise des Jeux SAEM (3)	8	262
Legrand SA	26	2,628
L’Oreal SA	37	16,379
LVMH Moet Hennessy Louis Vuitton SE	21	15,783
Orange SA	18	177
Publicis Groupe SA	29	3,034
Remy Cointreau SA	7	603
Renault SA	2	123
Rexel SA	389	10,071
Safran SA	23	4,821
Sanofi SA	191	18,378
Schneider Electric SE	4	977
SCOR SE	13	333
Societe Generale SA	13	313
Teleperformance SE	127	13,373
TotalEnergies SE	262	17,567
Veolia Environnement SA	4	127
Vinci SA	7	756
Vivendi SE	47	488

Total France		197,030

Germany – 9.03%
Adidas AG	52	12,384
Allianz SE	3	933
BASF SE	259	12,499
Bayer AG	380	10,715
Bayerische Motoren Werke AG	5	450
Beiersdorf AG	1	197
Continental AG	58	3,272
Covestro AG (1)(3)	191	11,177
Daimler Truck Holding AG	291	11,621
Deutsche Bank AG	22	356
Deutsche Boerse AG	2	390
Deutsche Post AG	15	593
Deutsche Telekom AG	29	730
E.ON SE	23	298
Evonik Industries AG	201	4,095
Evotec SE (1)	70	669
Fresenius Medical Care AG	159	6,089
Fresenius SE & Co. KGaA (1)	56	1,665
Hannover Rueck SE	1	157
Infineon Technologies AG	123	4,498
KION Group AG	33	1,374
Mercedes-Benz Group AG – ADR	39	673
Mercedes-Benz Group AG – Class REGISTERED	33	2,292
Merck KGaA	62	10,251
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16	7,954
SAP SE	112	22,562
Siemens AG	79	14,653
Siemens Healthineers AG (3)	75	4,346
Symrise AG – Class A	6	708

	Shares (000s)	Value (000s)

Volkswagen AG	5	$570
Vonovia SE	13	357
Zalando SE (1)(3)	17	402

Total Germany		148,930

Hong Kong – 2.57%
AIA Group Ltd.	1,535	10,384
Beijing Enterprises Holdings Ltd.	113	379
China Overseas Land & Investment Ltd.	1,725	2,986
CK Asset Holdings Ltd.	253	946
CK Hutchison Holdings Ltd.	212	1,011
CLP Holdings Ltd.	904	7,312
Galaxy Entertainment Group Ltd.	1,286	5,985
Hang Seng Bank Ltd.	87	1,117
Hong Kong Exchanges & Clearing Ltd.	9	282
Jardine Matheson Holdings Ltd.	77	2,700
Power Assets Holdings Ltd.	50	270
Prudential Plc	862	7,815
Xinyi Glass Holdings Ltd.	1,109	1,214

Total Hong Kong		42,401

Hungary – 0.12%
OTP Bank Nyrt	41	2,043

Total Hungary		2,043

Indonesia – 0.15%
Bank Rakyat Indonesia Persero Tbk PT	9,106	2,553

Total Indonesia		2,553

Ireland – 1.81%
AerCap Holdings NV	1	106
Bank of Ireland Group Plc	824	8,606
DCC Plc	36	2,479
Experian Plc	256	11,896
Flutter Entertainment Plc (1)	6	1,054
James Hardie Industries Plc (1)	5	170
Medtronic Plc	71	5,566

Total Ireland		29,877

Israel – 0.14%
Bank Leumi Le-Israel BM	110	898
Check Point Software Technologies Ltd. (1)	8	1,379
Wix.com Ltd. (1)	1	83

Total Israel		2,360

Italy – 1.93%
Assicurazioni Generali SpA	25	623
Davide Campari-Milano NV	120	1,140
DiaSorin SpA	5	545
Enel SpA	1,489	10,330
ENI SpA	23	360
Ferrari NV	16	6,705
FinecoBank Banca Fineco SpA	26	380
Intesa Sanpaolo SpA	811	3,014
Moncler SpA	49	3,021
Poste Italiane SpA (3)	3	42
Prysmian SpA	70	4,332
Recordati SpA	5	253
Snam SpA	18	81
Terna – Rete Elettrica Nazionale	38	290
UniCredit SpA	18	669

Total Italy		31,785

The accompanying notes are an integral part of these financial statements.

477

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Japan – 17.92%
Advantest Corp.	5	$195
Aeon Co. Ltd.	10	212
Aisin Corp.	7	212
Ajinomoto Co., Inc.	5	169
Asahi Kasei Corp.	279	1,793
Astellas Pharma, Inc.	361	3,563
Bandai Namco Holdings, Inc.	14	270
Bridgestone Corp.	38	1,496
Brother Industries Ltd.	15	263
Canon, Inc.	14	374
Central Japan Railway Co.	37	791
Chugai Pharmaceutical Co. Ltd.	53	1,894
CyberAgent, Inc.	170	1,062
Daifuku Co. Ltd.	13	242
Dai-ichi Life Holdings, Inc.	18	485
Daiichi Sankyo Co. Ltd.	17	601
Daikin Industries Ltd.	61	8,423
Denso Corp.	139	2,168
Disco Corp.	3	1,143
East Japan Railway Co.	12	195
Eisai Co. Ltd.	15	622
Electric Power Development Co. Ltd.	70	1,091
ENEOS Holdings, Inc.	54	279
FANUC Corp.	214	5,875
Fast Retailing Co. Ltd.	2	379
FUJIFILM Holdings Corp.	12	281
Fujitsu Ltd.	39	612
Fukuoka Financial Group, Inc.	127	3,407
Hamamatsu Photonics KK	37	983
Hankyu Hanshin Holdings, Inc.	26	699
Hikari Tsushin, Inc.	1	112
Hitachi Ltd.	57	1,272
Honda Motor Co. Ltd.	314	3,370
Hoya Corp.	95	11,051
Ibiden Co. Ltd.	2	74
Iida Group Holdings Co. Ltd.	76	1,000
Inpex Corp.	8	112
Isuzu Motors Ltd.	310	4,124
ITOCHU Corp.	12	565
Japan Post Bank Co. Ltd.	5	44
Japan Post Holdings Co. Ltd.	15	149
Japan Tobacco, Inc.	27	742
JFE Holdings, Inc.	30	426
Kao Corp.	14	571
KDDI Corp.	31	829
Keyence Corp.	29	12,518
Kintetsu Group Holdings Co. Ltd.	31	665
Komatsu Ltd.	317	9,268
Kubota Corp.	24	333
Kyowa Kirin Co. Ltd.	39	665
Lasertec Corp.	2	471
LY Corp.	586	1,415
M3, Inc.	69	658
Makita Corp.	12	337
Marubeni Corp.	7	124
McDonald’s Holdings Co. Japan Ltd.	1	39
Minebea Co. Ltd.	315	6,493
MISUMI Group, Inc.	403	6,919

	Shares (000s)	Value (000s)

Mitsubishi Corp.	178	$3,503
Mitsubishi Electric Corp.	258	4,139
Mitsubishi HC Capital, Inc.	193	1,278
Mitsubishi UFJ Financial Group, Inc.	542	5,851
Mitsui & Co. Ltd.	136	3,111
Mitsui Fudosan Co. Ltd.	440	4,051
Mizuho Financial Group, Inc.	9	181
MS&AD Insurance Group Holdings, Inc.	155	3,449
Murata Manufacturing Co. Ltd.	528	10,940
Nintendo Co. Ltd.	17	897
Nippon Steel Corp.	34	714
Nippon Telegraph & Telephone Corp.	4,078	3,856
Nissan Motor Co. Ltd.	55	187
Nomura Research Institute Ltd.	9	260
NTT Data Group Corp.	220	3,249
Olympus Corp.	356	5,747
Ono Pharmaceutical Co. Ltd.	49	675
Oriental Land Co. Ltd.	13	363
ORIX Corp.	25	545
Otsuka Holdings Co. Ltd.	47	2,002
Panasonic Holdings Corp.	196	1,615
Rakuten Group, Inc.	97	505
Recruit Holdings Co. Ltd.	91	4,891
Renesas Electronics Corp.	134	2,547
Resona Holdings, Inc.	1,218	8,104
Rohm Co. Ltd.	48	647
Secom Co. Ltd.	9	539
Seiko Epson Corp.	2	33
Seven & i Holdings Co. Ltd.	298	3,640
Sharp Corp. (1)	159	918
Shin-Etsu Chemical Co. Ltd.	361	14,027
Shiseido Co. Ltd.	20	576
SMC Corp. – ADR	66	1,582
SMC Corp.	22	10,387
Softbank Corp.	74	910
SoftBank Group Corp.	11	682
Sony Group Corp.	64	5,429
Stanley Electric Co. Ltd.	37	658
Subaru Corp.	156	3,313
Sumitomo Corp.	140	3,510
Sumitomo Metal Mining Co. Ltd.	30	915
Sumitomo Mitsui Financial Group, Inc.	68	4,558
Sumitomo Mitsui Trust Holdings, Inc.	60	1,379
Suntory Beverage & Food Ltd.	192	6,808
Suzuki Motor Corp.	117	1,348
Sysmex Corp.	484	7,805
T&D Holdings, Inc.	113	1,967
Takeda Pharmaceutical Co. Ltd.	171	4,433
TDK Corp.	115	7,084
TechnoPro Holdings, Inc.	105	1,715
Terumo Corp.	441	7,314
THK Co. Ltd.	36	648
Tokio Marine Holdings, Inc.	163	6,129
Tokyo Electron Ltd.	22	4,838
Toray Industries, Inc.	827	3,921
Toyota Motor Corp.	420	8,610
Unicharm Corp.	26	826
Welcia Holdings Co. Ltd.	47	591
Yamato Holdings Co. Ltd.	64	703
Yokogawa Electric Corp.	4	100

Total Japan		295,328

The accompanying notes are an integral part of these financial statements.

478

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Luxembourg – 0.30%
ArcelorMittal	214	$4,897

Total Luxembourg		4,897

Netherlands – 7.10%
Adyen NV (1)(3)	1	1,377
Aegon Ltd.	14	88
Akzo Nobel NV	8	477
Argenx SE (1)	1	330
Argenx SE – ADR (1)	5	2,328
ASM International NV	21	16,348
ASML Holding NV	32	32,524
ASR Nederland NV	6	280
EXOR NV	3	361
Ferrovial SE	6	220
Heineken NV	47	4,595
IMCD NV	5	623
ING Groep NV	921	15,826
Koninklijke Ahold Delhaize NV	14	414
Koninklijke KPN NV	184	706
Koninklijke Philips NV	472	11,869
NN Group NV	14	643
NXP Semiconductors NV	18	4,827
Prosus NV (1)	27	967
QIAGEN NV (1)	8	322
Randstad NV	163	7,419
Stellantis NV	19	382
Universal Music Group NV	155	4,601
Wolters Kluwer NV	57	9,454

Total Netherlands		116,981

New Zealand – 0.04%
Meridian Energy Ltd.	66	252
Xero Ltd. (1)	4	335

Total New Zealand		587

Norway – 1.32%
Aker BP ASA	9	230
DNB Bank ASA	223	4,377
Equinor ASA	424	12,139
Norsk Hydro ASA	164	1,019
Storebrand ASA	226	2,306
Telenor ASA	85	973
Yara International ASA	25	713

Total Norway		21,757

Portugal – 0.05%
EDP – Energias de Portugal SA	205	768

Total Portugal		768

Singapore – 0.74%
CapitaLand Ascendas REIT	35	67
DBS Group Holdings Ltd.	138	3,642
Oversea-Chinese Banking Corp. Ltd.	78	826
Sea Ltd. – ADR (1)	7	479
Singapore Airlines Ltd.	54	273
Singapore Exchange Ltd.	44	304
Singapore Telecommunications Ltd.	41	83
United Overseas Bank Ltd.	199	4,583
Wilmar International Ltd.	855	1,948

Total Singapore		12,205

	Shares (000s)	Value (000s)

South Korea – 0.61%
NAVER Corp.	3	$336
POSCO Holdings, Inc.	1	294
Samsung Electronics Co. Ltd.	120	7,090
Shinhan Financial Group Co. Ltd.	65	2,259

Total South Korea		9,979

Spain – 2.65%
Acciona SA	11	1,258
ACS Actividades Co.	3	127
Aena SME SA (3)	1	304
Amadeus IT Group SA	176	11,741
Banco Bilbao Vizcaya Argentaria SA	44	441
Banco Santander SA	131	611
CaixaBank SA	1,514	8,041
EDP Renovaveis SA	73	1,016
Iberdrola SA	70	912
Industria de Diseno Textil SA	347	17,196
Puig Brands SA – Class B (1)	53	1,477
Repsol SA	21	333
Telefonica SA	50	211

Total Spain		43,668

Sweden – 1.63%
Alleima AB	1	5
Assa Abloy AB – Class B	15	427
Atlas Copco AB – Class A	44	829
Atlas Copco AB – Class B	490	7,909
Autoliv, Inc.	17	1,849
Boliden AB	4	139
Elekta AB – Class B	134	834
Epiroc AB – Class A	30	611
EQT AB	12	358
Essity AB – Class B	10	252
Evolution AB (3)	1	150
Fastighets AB Balder – Class B (1)	54	371
H & M Hennes & Mauritz AB – Class B	16	248
Hexagon AB – Class B	87	987
Industrivarden AB – Class C	4	128
Indutrade AB	31	802
Investment AB Latour – Class B	13	347
Investor AB – Class B	20	535
Nibe Industrier AB – Class B	140	589
Sagax AB – Class B	13	340
Sandvik AB	104	2,087
Securitas AB – Class B	6	55
Skandinaviska Enskilda Banken AB – Class A	45	663
Svenska Handelsbanken AB – Class A	261	2,495
Telefonaktiebolaget LM Ericsson – Class B	526	3,263
Volvo AB – Class B	13	342
Volvo Car AB – Class B (1)	79	244

Total Sweden		26,859

Switzerland – 8.79%
ABB Ltd.	106	5,893
Accelleron Industries AG	1	39
Adecco Group AG	6	206
Alcon, Inc.	30	2,642

The accompanying notes are an integral part of these financial statements.

479

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

Banque Cantonale Vaudoise	10	$1,025
Barry Callebaut AG	1	2,357
Cie Financiere Richemont SA	4	680
Clariant AG (1)	19	296
DSM-Firmenich AG	5	554
EMS-Chemie Holding AG (2)	0	115
Geberit AG	2	1,204
Givaudan SA (2)	0	1,137
Glencore Plc	148	840
Holcim AG (1)	3	229
Julius Baer Group Ltd.	194	10,856
Kuehne & Nagel International AG	27	7,717
Lonza Group AG	15	8,189
Nestle SA	215	21,974
Novartis AG	174	18,490
Partners Group Holding AG	1	1,200
Roche Holding AG	5	1,439
Roche Holding AG	111	30,855
Sandoz Group AG	28	1,029
SGS SA	101	9,027
Sika AG	2	618
Sonova Holding AG	1	367
STMicroelectronics NV	8	320
Straumann Holding AG	2	223
Swatch Group AG – BR	4	903
Swisscom AG (2)	0	91
UBS Group AG	324	9,512
VAT Group AG (2)(3)	0	134
Zurich Insurance Group AG	9	4,813

Total Switzerland		144,974

Taiwan – 2.96%
Hon Hai Precision Industry Co. Ltd.	1,218	8,019
Taiwan Semiconductor Manufacturing Co. Ltd.	571	16,917
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	138	23,927

Total Taiwan		48,863

United Kingdom – 11.36%
3i Group Plc	4	159
Amcor Plc	83	823
Ashtead Group Plc	42	2,798
AstraZeneca Plc	16	2,423
AstraZeneca Plc – ADR	100	7,782
Aviva Plc	541	3,260
BAE Systems Plc	29	487
Barclays Plc	1,826	4,825
Barratt Developments Plc	63	374
Berkeley Group Holdings Plc	11	636
BP Plc	186	1,117
Bridgepoint Group Plc (3)	250	690
British American Tobacco Plc	36	1,098
BT Group Plc – Class A	1,643	2,913
Bunzl Plc	68	2,590
Compass Group Plc	617	16,817
Diageo Plc	425	13,340
Entain Plc	129	1,022
Great Portland Estates Plc	200	848
GSK Plc	39	755
GSK Plc – ADR	52	2,001
Haleon Plc	320	1,303
HSBC Holdings Plc	1,232	10,631
Intertek Group Plc	11	692
J Sainsbury Plc	2,336	7,527

	Shares (000s)	Value (000s)

Johnson Matthey Plc	47	$934
Kingfisher Plc	790	2,478
Land Securities Group Plc	16	125
Legal & General Group Plc	102	291
Lloyds Banking Group Plc	4,671	3,221
London Stock Exchange Group Plc	3	409
Melrose Industries Plc	331	2,305
Mondi Plc	32	620
National Grid Plc	195	2,181
NatWest Group Plc	1,943	7,643
Next Plc	28	3,149
Persimmon Plc	85	1,437
Phoenix Group Holdings Plc	355	2,335
Polestar Automotive Holding UK Plc (1)(4)	17	13
Reckitt Benckiser Group Plc	189	10,208
RELX Plc	68	3,099
Rio Tinto Plc	14	891
Sage Group Plc	257	3,528
Segro Plc	64	727
Severn Trent Plc	4	122
Shell Plc	64	2,292
Shell Plc – ADR	58	4,196
Shell Plc	350	12,602
Smith & Nephew Plc	31	379
Smiths Group Plc	3	69
Spirax Group Plc	5	507
SSE Plc	15	336
St James’s Place Plc	115	793
Standard Chartered Plc	866	7,822
Taylor Wimpey Plc	245	439
TechnipFMC Plc	49	1,291
Tesco Plc	2,459	9,500
Travis Perkins Plc	159	1,542
Unilever Plc	163	8,958
United Utilities Group Plc	11	135
Vodafone Group Plc	2,129	1,884
Whitbread Plc	6	238
WPP Plc	179	1,641

Total United Kingdom		187,251

United States – 0.69%
Broadcom, Inc.	6	9,341
CRH Plc	12	854
Samsonite International SA (3)	421	1,254

Total United States		11,449

Total Common Stocks (Cost: $1,335,677)		1,599,744

PREFERRED STOCKS – 0.26%
Germany – 0.26%
Dr Ing hc F Porsche AG (3)	32	2,403
Henkel AG & Co. KGaA	3	306
Porsche Automobil Holding SE	6	265
Volkswagen AG	12	1,372

Total Germany		4,346

Total Preferred Stocks (Cost: $4,571)		4,346

SHORT-TERM INVESTMENTS – 2.27%
Money Market Funds – 2.11%
Goldman Sachs Financial Square Government Fund – Class I, 5.21% (5)	34,859	34,859

Total Money Market Funds (Cost: $34,859)		34,859

The accompanying notes are an integral part of these financial statements.

480

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

June 30, 2024 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)

Time Deposits – 0.16%
ANZ, Hong Kong, 4.09% due 07/01/2024 (2)	NZD	0	$0
BNP Paribas, Paris, 3.36% due 07/01/2024	AUD	76	50
Brown Brothers Harriman, 2.50% due 07/01/2024 (2)	DKK	1	0
Brown Brothers Harriman, 3.38% due 07/01/2024 (2)	NOK	0	0
Citibank, London, 2.84% due 07/01/2024	EUR	313	335
HSBC, Hong Kong, 3.93% due 07/02/2024	HKD	2,769	355
HSBC, Singapore, 2.60% due 07/01/2024 (2)	SGD	0	0
Royal Bank of Canada, London, 4.40% due 07/01/2024	GBP	353	446
Royal Bank of Canada, Toronto, 3.77% due 07/02/2024	CAD	137	100
Skandinaviska Enskilda Banken AB, Stockholm, 0.32% due 07/01/2024	CHF	1	1
Skandinaviska Enskilda Banken AB, Stockholm, 2.76% due 07/01/2024 (2)	SEK	2	0
Sumitomo, Tokyo, -0.14% due 07/01/2024	JPY	206,107	1,282

Total Time Deposits (Cost: $2,569)			2,569

Total Short-Term Investments (Cost: $37,428)			37,428

TOTAL INVESTMENTS IN SECURITIES – 99.56% (Cost: $1,377,676)			1,641,518

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.44%			7,249

TOTAL NET ASSETS – 100.00%			$1,648,767

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $32,342, which represents 1.96% of total net assets.

(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $13, which represents 0.00% of total net assets.

(5)	Represents annualized seven-day yield as of the close of the reporting period.

COMMON STOCKS	Percentage of Net Assets
Communication Services	1.86%
Consumer Discretionary	12.49
Consumer Staples	8.47
Energy	3.20
Financials	16.22
Healthcare	16.39
Industrials	16.23
Information Technology	13.34
Materials	6.06
Real Estate	0.80
Utilities	1.97

Total Common Stocks	97.03

PREFERRED STOCKS	Percentage of Net Assets
Consumer Discretionary	0.24
Consumer Staples	0.02

Total Preferred Stocks	0.26

SHORT-TERM INVESTMENTS	2.27

TOTAL INVESTMENTS	99.56
OTHER ASSETS IN EXCESS OF LIABILITIES	0.44

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

481

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2024

(Amounts in thousands, except per share amounts)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Municipal High-Income Bond Fund
Assets
Investments, at value (1)	$17,255,663	$42,083,308	$14,727,980	$3,136,284
Cash *	0	4,390	0	2
Over-the-counter credit default swap contracts, at value	—	750	—	—
Over-the-counter interest rate swap contracts, at value	—	96	—	—
Receivable for foreign currency transactions	—	320	—	—
Receivable for investments sold	87,216	4,180,330	8,090	—
Receivable for fund shares sold	20,488	50,735	34,756	7,008
Unrealized appreciation on forward foreign currency exchange contracts	—	27,960	—	—
Unrealized appreciation on unfunded loan commitments	—	2	—	—
Dividend and interest receivable	127,598	242,933	166,441	41,428
Tax reclaim receivable	—	47	—	—
Deposits at broker for futures contracts	1,693	18,981	—	—
Variation margin on futures contracts	—	8,224	—	193
Deposits at broker for centrally cleared swap contracts	—	19,666	—	—
Variation margin on centrally cleared swap contracts	—	38,540	—	—
Deposits at broker for TBA commitments	—	1,717	—	—
Prepaid expenses and other assets *	7	10	4	0
Total Assets	17,492,665	46,678,009	14,937,271	3,184,915

Liabilities
TBA sale commitments, at value (2)	—	308,647	—	—
Over-the-counter credit default swap contracts, at value	—	896	—	—
Over-the-counter interest rate swap contracts, at value	—	189	—	—
Variation margin on futures contracts	3,472	—	—	—
Due to broker for swap contracts	—	1,217	—	—
Due to broker for forward foreign currency exchange contracts	—	13,647	—	—
Due to broker for futures contracts	47	—	—	—
Due to broker for TBA commitments	637	25,290	—	—
Payable for investments purchased	406,232	11,925,735	345,435	16,451
Payable for fund shares redeemed	7,803	14,435	8,935	1,687
Payable for swap contracts	—	312	—	—
Interest payable	—	612	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	19,866	—	—
Payable to Sub-advisers for Investment Advisory Fee	1,486	3,576	1,319	373
Payable to Trustees	—	—	—	34
Accrued expenses and other liabilities	731	2,337	633	323
Total Liabilities	420,408	12,316,759	356,322	18,868
Net Assets	$17,072,257	$34,361,250	$14,580,949	$3,166,047

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$19,631,622	$39,710,963	$14,982,299	$3,114,475
Total distributable earnings/(loss)	(2,559,365)	(5,349,713)	(401,350)	51,572
Net Assets	$17,072,257	$34,361,250	$14,580,949	$3,166,047
Net Assets	$17,072,257	$34,361,250	$14,580,949	$3,166,047
Shares Outstanding	1,930,531	3,951,458	1,475,863	312,398
Net Asset Value	$8.84	$8.70	$9.88	$10.13

(1) Cost of investments	18,531,323	43,701,816	14,831,692	3,084,028
(2) Proceeds from TBA sale commitments	—	(309,991)	—	—

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

482

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2024 (Continued)

(Amounts in thousands, except per share amounts)

	Bridge Builder Large Cap Growth Fund	Bridge Builder Large Cap Value Fund	Bridge Builder Tax Managed Large Cap Fund	Bridge Builder Small/Mid Cap Growth Fund
Assets
Investments, at value (1)	$24,950,261	$21,115,596	$4,451,777	$8,328,525
Cash *	0	312	2	—
Receivable for foreign currency transactions	1	1	—	—
Receivable for investments sold	310,603	191,679	—	262,028
Receivable for fund shares sold	24,022	24,596	10,588	11,806
Dividend and interest receivable	7,947	33,541	3,924	1,912
Tax reclaim receivable	932	3,096	149	19
Variation margin on futures contracts	232	481	—	233
Prepaid expenses and other assets *	4	10	25	0
Total Assets	25,294,002	21,369,312	4,466,465	8,604,523

Liabilities
Payable for investments purchased	283,695	233,406	—	262,697
Payable for fund shares redeemed	15,019	7,188	2,722	2,664
Payable to Sub-advisers for Investment Advisory Fee	3,416	3,657	737	2,238
Payable to Trustees	—	—	1	1
Accrued expenses and other liabilities	416	943	215	278
Total Liabilities	302,546	245,194	3,675	267,878
Net Assets	$24,991,456	$21,124,118	$4,462,790	$8,336,645

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$13,606,296	$14,590,477	$3,436,016	$6,767,014
Total distributable earnings/(loss)	11,385,160	6,533,641	1,026,774	1,569,631
Net Assets	$24,991,456	$21,124,118	$4,462,790	$8,336,645
Net Assets	$24,991,456	$21,124,118	$4,462,790	$8,336,645
Shares Outstanding	980,374	1,223,012	326,155	552,274
Net Asset Value	$25.49	$17.27	$13.68	$15.10

(1) Cost of investments	14,657,882	15,258,993	3,343,205	6,454,929

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

483

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2024 (Continued)

(Amounts in thousands, except per share amounts)

	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder Tax Managed Small/Mid Cap Fund	Bridge Builder International Equity Fund	Bridge Builder Tax Managed International Equity Fund
Assets
Investments, at value (1)	$7,866,489	$1,634,795	$18,225,783	$1,641,518
Cash*	0	1	519	57
Receivable for foreign currency transactions	—	—	—	5
Receivable for investments sold	165,029	49,882	25,557	39,390
Receivable for fund shares sold	10,056	6,069	24,003	4,283
Dividend and interest receivable	9,606	1,527	30,517	2,406
Tax reclaim receivable	27	6	39,833	3,700
Variation margin on futures contracts	478	—	321	—
Prepaid expenses and other assets*	0	22	39	29
Total Assets	8,051,685	1,692,302	18,346,572	1,691,388

Liabilities
Payable for investments purchased	165,085	48,342	91,208	41,430
Payable for fund shares redeemed	2,334	581	5,036	625
Payable for foreign currency transactions	—	—	77	—
Foreign withholding tax payable	—	—	9,486	—
Payable to Sub-advisers for Investment Advisory Fee	2,343	444	4,854	391
Payable to Trustees	1	3	—	2
Accrued expenses and other liabilities	349	131	1,069	173
Total Liabilities	170,112	49,501	111,730	42,621
Net Assets	$7,881,573	$1,642,801	$18,234,842	$1,648,767

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$5,825,545	$1,489,180	$15,509,649	$1,402,888
Total distributable earnings/(loss)	2,056,028	153,621	2,725,193	245,879
Net Assets	$7,881,573	$1,642,801	$18,234,842	$1,648,767
Net Assets	$7,881,573	$1,642,801	$18,234,842	$1,648,767
Shares Outstanding	554,843	138,368	1,408,134	141,950
Net Asset Value	$14.21	$11.87	$12.95	$11.62

(1) Cost of investments	6,145,570	1,411,923	15,441,393	1,377,676

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

484

Bridge Builder Mutual Funds

Statements of Operations

Year Ended June 30, 2024

(Amounts in thousands)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Municipal High-Income Bond Fund
Investment Income
Dividend income	$23,282	$63,033	$16,040	$1,099
Less: Foreign taxes withheld and issuance fees*	—	(0)	—	—
Interest	685,366	1,536,551	413,424	127,433
Less: Foreign taxes withheld	—	(24)	—	—
Other Income	—	10	50	—
Total investment income	708,648	1,599,570	429,514	128,532
Expenses
Investment advisory fee	53,544	115,404	46,154	9,529
Professional fees	269	452	195	136
Administration fee	10	10	10	11
Fund accounting fees	1,077	1,759	859	349
Transfer agent fees and expenses	47	63	43	38
Trustees fees and expenses	260	500	202	76
Printing and mailing expense	52	113	—	16
Custody fees	376	962	134	58
Insurance expense	57	101	43	7
Interest expense	—	18,971	—	—
Registration fees	379	875	727	767
Other expenses	389	1,378	128	274
Total expenses before fee waivers	56,460	140,588	48,495	11,261
Fee waivers and/or expense reimbursements by Adviser	(36,058)	(74,059)	(31,668)	(6,017)
Net expenses	20,402	66,529	16,827	5,244
Net Investment Income	688,246	1,533,041	412,687	123,288

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	(344,913)	(956,899)	(103,556)	(791)
TBA sale commitments	152	11,043	—	—
Forward foreign currency exchange contracts	—	26,623	—	—
Foreign currency transactions	—	(1,946)	—	—
Futures contracts	(56,052)	(266,659)	10,147	(855)
Swap contracts	—	(30,345)	—	—
Net realized gain/(loss)	(400,813)	(1,218,183)	(93,409)	(1,646)
Net change in net unrealized appreciation/(depreciation) on:
Investments	317,508	801,125	194,922	68,079
TBA sale commitments	—	442	—	—
Forward foreign currency exchange contracts	—	(724)	—	—
Foreign currency transactions	—	(78)	—	—
Futures contracts	12,658	87,524	(2,121)	71
Swap contracts	—	64,315	—	—
Unfunded loan commitments	—	4	—	—
Net change in unrealized appreciation/(depreciation)	330,166	952,608	192,801	68,150
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	(70,647)	(265,575)	99,392	66,504
Net Increase/(Decrease) in Net Assets Resulting from Operations	$617,599	$1,267,466	$512,079	$189,792

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

485

Bridge Builder Mutual Funds

Statements of Operations

Year Ended June 30, 2024 (Continued)

(Amounts in thousands)

	Bridge Builder Large Cap Growth Fund	Bridge Builder Large Cap Value Fund	Bridge Builder Tax Managed Large Cap Fund	Bridge Builder Small/Mid Cap Growth Fund
Investment Income
Dividend income	$240,722	$441,699	$47,585	$47,005
Less: Foreign taxes withheld and issuance fees	(1,103)	(4,497)	(267)	(289)
Interest	233	371	115	184
Less: Foreign taxes withheld	—	—	—	—
Other Income	—	2	—	—
Total investment income	239,852	437,575	47,433	46,900
Expenses
Investment advisory fee	105,984	83,682	13,959	48,556
Professional fees	256	208	78	150
Administration fee	11	10	11	10
Fund accounting fees	830	655	119	283
Transfer agent fees and expenses	55	49	33	38
Trustee fees and expenses	373	298	52	120
Printing and mailing expense	96	87	30	56
Custody fees	225	278	37	168
Insurance expense	85	66	10	26
Registration fees	501	539	382	325
Other expenses	370	150	23	79
Total expenses before fee waivers	108,786	86,022	14,734	49,811
Fee waivers by Adviser	(65,053)	(43,190)	(6,794)	(22,849)
Net expenses	43,733	42,832	7,940	26,962
Net Investment Income	196,119	394,743	39,493	19,938

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	1,755,648	1,006,231	(52,960)	477,887
Foreign currency transactions	(202)	(154)	—	—
Futures contracts	2,496	1,152	—	580
Net realized gain/(loss)	1,757,942	1,007,229	(52,960)	478,467
Net change in net unrealized appreciation/(depreciation) on:
Investments	3,539,026	1,416,246	743,726	449,975
Foreign currency transactions	3	(103)	—	—
Futures contracts	(104)	(104)	—	(51)
Net change in unrealized appreciation/(depreciation)	3,538,925	1,416,039	743,726	449,924
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	5,296,867	2,423,268	690,766	928,391
Net Increase/(Decrease) in Net Assets Resulting from Operations	$5,492,986	$2,818,011	$730,259	$948,329

The accompanying notes are an integral part of these financial statements.

486

Bridge Builder Mutual Funds

Statements of Operations

Year Ended June 30, 2024 (Continued)

(Amounts in thousands)

	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder Tax Managed Small/Mid Cap Fund	Bridge Builder International Equity Fund	Bridge Builder Tax Managed International Equity Fund
Investment Income
Dividend income	$139,868	$14,531	$514,521	$44,982
Less: Foreign taxes withheld and issuance fees	(329)	(29)	(43,364)	(4,614)
Interest	229	72	904	108
Less: Foreign taxes withheld	—	—	—	—
Other Income	98	—	12	1
Total investment income	139,866	14,574	472,073	40,477
Expenses
Investment advisory fee	46,553	6,900	103,955	8,043
Professional fees	139	56	273	79
Administration fee	11	10	10	10
Fund accounting fees	278	52	689	86
Transfer agent fees and expenses	37	31	48	31
Trustee fees and expenses	115	19	268	24
Printing and mailing expense	—	21	289	22
Custody fees	175	33	2,501	230
Insurance expense	25	4	60	5
Registration fees	277	214	460	237
Other expenses	90	9	540	10
Total expenses before fee waivers	47,700	7,349	109,093	8,777
Fee waivers by Adviser	(19,571)	(2,794)	(47,758)	(3,541)
Net expenses	28,129	4,555	61,335	5,236
Net Investment Income	111,737	10,019	410,738	35,241

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	501,416	(37,929)	140,373	(30,111)
Foreign currency transactions	(17)	—	(4,203)	(17)
Futures contracts	604	—	776	—
Net realized gain/(loss)	502,003	(37,929)	136,946	(30,128)
Net change in net unrealized appreciation/(depreciation) on:
Investments	299,343	122,726	1,180,697	120,233
Foreign currency transactions*	0	—	(1,148)	(95)
Futures contracts	(89)	—	(34)	—
Net change in unrealized appreciation/(depreciation)	299,254	122,726	1,179,515	120,138
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	801,257	84,797	1,316,461	90,010
Net Increase/(Decrease) in Net Assets Resulting from Operations	$912,994	$94,816	$1,727,199	$125,251

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

487

Bridge Builder Mutual Funds

Statements of Changes in Net Assets

(Amounts in thousands)

	Bridge Builder Core Bond Fund		Bridge Builder Core Plus Bond Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
Operations
Net investment income	$688,246	$554,490	$1,533,041	$1,101,994
Net realized gain/(loss)	(400,813)	(484,644)	(1,218,183)	(1,402,861)
Net change in unrealized appreciation/(depreciation)	330,166	(150,113)	952,608	340,060
Net increase/(decrease) in net assets resulting from operations	617,599	(80,267)	1,267,466	39,193
Distributions to Shareholders
From distributable earnings	(694,935)	(560,827)	(1,506,112)	(1,203,781)
Total distributions	(694,935)	(560,827)	(1,506,112)	(1,203,781)
Capital Transactions
Proceeds from shares sold	2,795,821	2,266,879	6,823,606	5,043,568
Reinvestment of dividends	694,935	560,827	1,506,112	1,203,781
Cost of shares redeemed	(2,772,403)	(2,859,892)	(3,954,439)	(6,192,113)
Net increase/(decrease) from capital transactions	718,353	(32,186)	4,375,279	55,236
Net increase/(decrease) in net assets	641,017	(673,280)	4,136,633	(1,109,352)
Net Assets
Beginning of period	16,431,240	17,104,520	30,224,617	31,333,969
End of period	$17,072,257	$16,431,240	$34,361,250	$30,224,617

Change in Shares Outstanding
Shares outstanding, beginning of period	1,847,932	1,853,648	3,440,557	3,442,151
Shares sold	319,100	252,548	794,349	568,295
Shares issued to holders in reinvestments of dividends	79,148	62,680	174,106	136,397
Shares redeemed	(315,649)	(320,944)	(457,554)	(706,286)
Shares outstanding, end of period	1,930,531	1,847,932	3,951,458	3,440,557

The accompanying notes are an integral part of these financial statements.

488

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Municipal Bond Fund		Bridge Builder Municipal High-Income Bond Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Period Ended* June 30, 2023
Operations
Net investment income	$412,687	$325,447	$123,288	$20,543
Net realized gain/(loss)	(93,409)	(267,165)	(1,646)	(93)
Net change in unrealized appreciation/(depreciation)	192,801	343,748	68,150	(15,823)
Net increase/(decrease) in net assets resulting from operations	512,079	402,030	189,792	4,627
Distributions to Shareholders
From distributable earnings	(412,371)	(324,381)	(122,373)	(20,474)
Total distributions	(412,371)	(324,381)	(122,373)	(20,474)
Capital Transactions
Proceeds from shares sold	4,226,924	5,041,104	954,122	2,466,633
Reinvestment of dividends	412,371	324,381	122,373	20,474
Cost of shares redeemed	(1,865,644)	(4,548,667)	(375,395)	(73,732)
Net increase/(decrease) from capital transactions	2,773,651	816,818	701,100	2,413,375
Net increase/(decrease) in net assets	2,873,359	894,467	768,519	2,397,528
Net Assets
Beginning of period	11,707,590	10,813,123	2,397,528	—
End of period	$14,580,949	$11,707,590	$3,166,047	$2,397,528

Change in Shares Outstanding
Shares outstanding, beginning of period	1,194,640	1,106,061	241,940	—
Shares sold	429,849	519,606	96,194	247,312
Shares issued to holders in reinvestments of dividends	42,075	33,310	12,398	2,071
Shares redeemed	(190,701)	(464,337)	(38,134)	(7,443)
Shares outstanding, end of period	1,475,863	1,194,640	312,398	241,940

*	Fund inception date was April 13, 2023.

The accompanying notes are an integral part of these financial statements.

489

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Large Cap Growth Fund		Bridge Builder Large Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
Operations
Net investment income	$196,119	$164,808	$394,743	$338,204
Net realized gain/(loss)	1,757,942	(407,572)	1,007,229	580,439
Net change in unrealized appreciation/(depreciation)	3,538,925	4,112,654	1,416,039	1,212,968
Net increase/(decrease) in net assets resulting from operations	5,492,986	3,869,890	2,818,011	2,131,611
Distributions to Shareholders
From distributable earnings	(190,323)	(130,160)	(982,206)	(1,341,399)
Total distributions	(190,323)	(130,160)	(982,206)	(1,341,399)
Capital Transactions
Proceeds from shares sold	3,300,472	5,917,474	3,723,473	2,468,061
Reinvestment of dividends	190,323	130,160	982,206	1,341,399
Cost of shares redeemed	(6,662,121)	(2,308,196)	(2,470,116)	(4,580,179)
Net increase/(decrease) from capital transactions	(3,171,326)	3,739,438	2,235,563	(770,719)
Net increase/(decrease) in net assets	2,131,337	7,479,168	4,071,368	19,493
Net Assets
Beginning of period	22,860,119	15,380,951	17,052,750	17,033,257
End of period	$24,991,456	$22,860,119	$21,124,118	$17,052,750

Change in Shares Outstanding
Shares outstanding, beginning of period	1,112,706	897,748	1,080,442	1,120,567
Shares sold	147,526	332,845	232,116	160,837
Shares issued to holders in reinvestments of dividends	8,470	7,666	59,965	89,529
Shares redeemed	(288,328)	(125,553)	(149,511)	(290,491)
Shares outstanding, end of period	980,374	1,112,706	1,223,012	1,080,442

The accompanying notes are an integral part of these financial statements.

490

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Tax Managed Large Cap Fund		Bridge Builder Small/Mid Cap Growth Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
Operations
Net investment income	$39,493	$21,004	$19,938	$14,971
Net realized gain/(loss)	(52,960)	(50,688)	478,467	(338,935)
Net change in unrealized appreciation/(depreciation)	743,726	374,398	449,924	1,238,334
Net increase/(decrease) in net assets resulting from operations	730,259	344,714	948,329	914,370
Distributions to Shareholders
From distributable earnings	(32,394)	(6,368)	(24,210)	(10,849)
Total distributions	(32,394)	(6,368)	(24,210)	(10,849)
Capital Transactions
Proceeds from shares sold	1,698,836	2,254,109	1,240,224	1,562,429
Reinvestment of dividends	32,394	6,368	24,210	10,849
Cost of shares redeemed	(492,529)	(224,465)	(968,254)	(692,290)
Net increase/(decrease) from capital transactions	1,238,701	2,036,012	296,180	880,988
Net increase/(decrease) in net assets	1,936,566	2,374,358	1,220,299	1,784,509
Net Assets
Beginning of period	2,526,224	151,866	7,116,346	5,331,837
End of period	$4,462,790	$2,526,224	$8,336,645	$7,116,346

Change in Shares Outstanding
Shares outstanding, beginning of period	228,526	16,307	531,498	459,804
Shares sold	135,399	234,031	87,220	126,877
Shares issued to holders in reinvestments of dividends	2,725	663	1,693	932
Shares redeemed	(40,495)	(22,475)	(68,137)	(56,115)
Shares outstanding, end of period	326,155	228,526	552,274	531,498

The accompanying notes are an integral part of these financial statements.

491

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Small/Mid Cap Value Fund		Bridge Builder Tax Managed Small/Mid Cap Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
Operations
Net investment income	$111,737	$95,436	$10,019	$5,097
Net realized gain/(loss)	502,003	94,609	(37,929)	(36,783)
Net change in unrealized appreciation/(depreciation)	299,254	527,312	122,726	107,173
Net increase/(decrease) in net assets resulting from operations	912,994	717,357	94,816	75,487
Distributions to Shareholders
From distributable earnings	(283,211)	(423,411)	(7,908)	(1,763)
Total distributions	(283,211)	(423,411)	(7,908)	(1,763)
Capital Transactions
Proceeds from shares sold	1,035,679	1,202,094	844,193	741,760
Reinvestment of dividends	283,211	423,411	7,908	1,763
Cost of shares redeemed	(839,589)	(1,192,253)	(129,639)	(73,263)
Net increase/(decrease) from capital transactions	479,301	433,252	722,462	670,260
Net increase/(decrease) in net assets	1,109,084	727,198	809,370	743,984
Net Assets
Beginning of period	6,772,489	6,045,291	833,431	89,447
End of period	$7,881,573	$6,772,489	$1,642,801	$833,431

Change in Shares Outstanding
Shares outstanding, beginning of period	519,776	481,427	77,205	9,633
Shares sold	76,248	95,392	72,030	74,638
Shares issued to holders in reinvestments of dividends	20,428	34,133	692	180
Shares redeemed	(61,609)	(91,176)	(11,559)	(7,246)
Shares outstanding, end of period	554,843	519,776	138,368	77,205

The accompanying notes are an integral part of these financial statements.

492

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder International Equity Fund		Bridge Builder Tax Managed International Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
Operations
Net investment income	$410,738	$362,699	$35,241	$20,571
Net realized gain/(loss)	136,946	(239,338)	(30,128)	(15,690)
Net change in unrealized appreciation/(depreciation)	1,179,515	2,332,395	120,138	153,115
Net increase/(decrease) in net assets resulting from operations	1,727,199	2,455,756	125,251	157,996
Distributions to Shareholders
From distributable earnings	(432,043)	(336,315)	(25,281)	(2,948)
Total distributions	(432,043)	(336,315)	(25,281)	(2,948)
Capital Transactions
Proceeds from shares sold	3,309,207	3,195,931	721,292	990,140
Reinvestment of dividends	432,043	336,315	25,281	2,948
Cost of shares redeemed	(3,205,748)	(2,856,833)	(334,142)	(115,398)
Net increase/(decrease) from capital transactions	535,502	675,413	412,431	877,690
Net increase/(decrease) in net assets	1,830,658	2,794,854	512,401	1,032,738
Net Assets
Beginning of period	16,404,184	13,609,330	1,136,366	103,628
End of period	$18,234,842	$16,404,184	$1,648,767	$1,136,366

Change in Shares Outstanding
Shares outstanding, beginning of period	1,356,688	1,289,825	104,627	11,357
Shares sold	274,026	295,690	64,824	104,514
Shares issued to holders in reinvestments of dividends	35,125	31,223	2,284	308
Shares redeemed	(257,705)	(260,050)	(29,785)	(11,552)
Shares outstanding, end of period	1,408,134	1,356,688	141,950	104,627

The accompanying notes are an integral part of these financial statements.

493

Bridge Builder Mutual Funds

Financial Highlights

	Per Share Operating Performance
	Change in Net Assets Resulting from Operations				Less Distributions
	Net asset value, beginning of period	Net investment income(2)	Net realized and unrealized gain/(loss)	Net increase/ (decrease) in net asset value from operations	Distributions from net investment income	Distributions from net realized gains	Total Distributions
Bridge Builder Core Bond Fund
For the year ended June 30, 2024	$8.89	0.36	(0.05)	0.31	(0.36)	—	(0.36)
For the year ended June 30, 2023	$9.23	0.31	(0.34)	(0.03)	(0.31)	—	(0.31)
For the year ended June 30, 2022	$10.55	0.21	(1.28)	(1.07)	(0.23)	(0.02)	(0.25)
For the year ended June 30, 2021	$10.91	0.23	(0.10)	0.13	(0.26)	(0.23)	(0.49)
For the year ended June 30, 2020	$10.34	0.31	0.61	0.92	(0.32)	(0.03)	(0.35)
Bridge Builder Core Plus Bond Fund
For the year ended June 30, 2024	$8.78	0.41	(0.08)	0.33	(0.41)	—	(0.41)
For the year ended June 30, 2023	$9.10	0.33	(0.28)	0.05	(0.37)	—	(0.37)
For the year ended June 30, 2022	$10.43	0.20	(1.28)	(1.08)	(0.22)	(0.03)	(0.25)
For the year ended June 30, 2021	$10.56	0.22	0.12	0.34	(0.25)	(0.22)	(0.47)
For the year ended June 30, 2020	$10.27	0.32	0.47	0.79	(0.36)	(0.14)	(0.50)
Bridge Builder Municipal Bond Fund
For the year ended June 30, 2024	$9.80	0.32	0.07	0.39	(0.31)	—	(0.31)
For the year ended June 30, 2023	$9.78	0.27	0.02	0.29	(0.27)	—	(0.27)
For the year ended June 30, 2022	$10.81	0.20	(1.03)	(0.83)	(0.20)	—	(0.20)
For the year ended June 30, 2021	$10.49	0.22	0.32	0.54	(0.22)	—	(0.22)
For the year ended June 30, 2020	$10.46	0.26	0.03	0.29	(0.26)	—	(0.26)
Bridge Builder Municipal High-Income Bond Fund
For the year ended June 30, 2024	$9.91	0.46	0.22	0.68	(0.46)	—	(0.46)
For the period 4/13/23(6) -6/30/23	$10.00	0.09	(0.09)	—	(0.09)	—	(0.09)
Bridge Builder Large Cap Growth Fund
For the year ended June 30, 2024	$20.54	0.18	4.94	5.12	(0.17)	—	(0.17)
For the year ended June 30, 2023	$17.13	0.16	3.37	3.53	(0.12)	—	(0.12)
For the year ended June 30, 2022	$23.32	0.13	(4.51)	(4.38)	(0.12)	(1.69)	(1.81)
For the year ended June 30, 2021	$17.11	0.13	6.83	6.96	(0.11)	(0.64)	(0.75)
For the year ended June 30, 2020	$14.64	0.14	2.65	2.79	(0.14)	(0.18)	(0.32)
Bridge Builder Large Cap Value Fund
For the year ended June 30, 2024	$15.78	0.34	2.00	2.34	(0.34)	(0.51)	(0.85)
For the year ended June 30, 2023	$15.20	0.32	1.63	1.95	(0.32)	(1.05)	(1.37)
For the year ended June 30, 2022	$17.24	0.30	(1.10)	(0.80)	(0.30)	(0.94)	(1.24)
For the year ended June 30, 2021	$11.77	0.26	5.48	5.74	(0.27)	—	(0.27)
For the year ended June 30, 2020	$12.71	0.24	(0.94)	(0.70)	(0.23)	(0.01)	(0.24)
Bridge Builder Tax Managed Large Cap Fund
For the year ended June 30, 2024	$11.05	0.15	2.61	2.76	(0.13)	—	(0.13)
For the year ended June 30, 2023	$9.31	0.14	1.63	1.77	(0.03)	—	(0.03)
For the period 6/01/22(6) -6/30/22	$10.00	0.01	(0.70)	(0.69)	—	—	—
Bridge Builder Small/Mid Cap Growth Fund
For the year ended June 30, 2024	$13.39	0.04	1.71	1.75	(0.04)	—	(0.04)
For the year ended June 30, 2023	$11.60	0.03	1.78	1.81	(0.02)	—	(0.02)
For the year ended June 30, 2022	$19.02	0.02	(4.42)	(4.40)	(0.01)	(3.01)	(3.02)
For the year ended June 30, 2021	$14.73	0.02	6.42	6.44	(0.04)	(2.11)	(2.15)
For the year ended June 30, 2020	$14.25	0.05	1.01	1.06	(0.05)	(0.53)	(0.58)
Bridge Builder Small/Mid Cap Value Fund
For the year ended June 30, 2024	$13.03	0.21	1.50	1.71	(0.19)	(0.34)	(0.53)
For the year ended June 30, 2023	$12.56	0.20	1.21	1.41	(0.15)	(0.79)	(0.94)
For the year ended June 30, 2022	$15.55	0.19	(1.57)	(1.38)	(0.16)	(1.45)	(1.61)
For the year ended June 30, 2021	$9.92	0.14	5.64	5.78	(0.15)	—	(0.15)
For the year ended June 30, 2020	$11.55	0.16	(1.63)	(1.47)	(0.16)	—	(0.16)
Bridge Builder Tax Managed Small/Mid Cap Fund
For the year ended June 30, 2024	$10.80	0.10	1.06	1.16	(0.09)	—	(0.09)
For the year ended June 30, 2023	$9.29	0.10	1.44	1.54	(0.03)	—	(0.03)
For the period 6/01/22(6) -6/30/22	$10.00	0.01	(0.72)	(0.71)	—	—	—
Bridge Builder International Equity Fund
For the year ended June 30, 2024	$12.09	0.29	0.87	1.16	(0.30)	—	(0.30)
For the year ended June 30, 2023	$10.55	0.27	1.52	1.79	(0.20)	(0.05)	(0.25)
For the year ended June 30, 2022	$14.73	0.29	(3.11)	(2.82)	(0.32)	(1.04)	(1.36)
For the year ended June 30, 2021	$10.97	0.29	3.72	4.01	(0.25)	—	(0.25)
For the year ended June 30, 2020	$11.38	0.23	(0.36)	(0.13)	(0.28)	—	(0.28)
Bridge Builder Tax Managed International Equity Fund
For the year ended June 30, 2024	$10.86	0.29	0.68	0.97	(0.21)	—	(0.21)
For the year ended June 30, 2023	$9.12	0.30	1.47	1.77	(0.03)	—	(0.03)
For the period 6/01/22(6) -6/30/22	$10.00	0.01	(0.89)	(0.88)	—	—	—

(1)	Annualized for periods less than one year.

(2)	Per share amounts based on average number of shares outstanding during the year/period.

(3)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

(4)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(5)	Ratios do not include the impact of the expenses of the underlying funds in which the fund invests.

(6)	Inception Date.

(7)	Since inception return.

(8)	Portfolio turnover rate does not include securities received as part of an in-kind capital contribution.

The accompanying notes are an integral part of these financial statements.

494

	Ratios/Supplemental Data
				Ratios to Average Net Assets of:(1)
Net asset value, end of period	Total return(3)(4)		Net assets, end of period (millions)	Expenses, before waivers(5)	Expenses, net of waivers(5)	Net investment income/ (loss)	Portfolio turnover rate

$8.84	3.65%		$17,072	0.34%	0.12%	4.11%	127%
$8.89	(0.30)%		$16,431	0.34%	0.13%	3.40%	151%
$9.23	(10.36)%		$17,105	0.34%	0.13%	2.12%	157%
$10.55	1.18%		$17,891	0.34%	0.13%	2.19%	153%
$10.91	9.01%		$14,140	0.34%	0.13%	2.91%	137%

$8.70	3.86%		$34,361	0.44%	0.21%	4.78%	331%
$8.78	0.55%		$30,225	0.39%	0.17%	3.72%	228%
$9.10	(10.59)%		$31,334	0.38%	0.15%	2.00%	283%
$10.43	3.18%		$32,690	0.38%	0.15%	2.06%	281%
$10.56	7.94%		$19,434	0.39%	0.16%	3.08%	164%

$9.88	4.11%		$14,581	0.38%	0.13%	3.22%	31%
$9.80	3.03%		$11,708	0.38%	0.15%	2.79%	26%
$9.78	(7.73)%		$10,813	0.38%	0.15%	1.96%	22%
$10.81	5.19%		$9,889	0.38%	0.16%	2.03%	18%
$10.49	2.80%		$6,520	0.38%	0.16%	2.47%	41%

$10.13	7.06%		$3,166	0.43%	0.20%	4.66%	19%
$9.91	0.01	%(7)	$2,398	0.41%	0.18%	4.38%	6	%(8)

$25.49	25.06%		$24,991	0.45%	0.18%	0.81%	24%
$20.54	20.76%		$22,860	0.46%	0.19%	0.88%	21%
$17.13	(20.83)%		$15,381	0.46%	0.19%	0.60%	23%
$23.32	41.44%		$17,606	0.45%	0.19%	0.65%	31%
$17.11	19.28%		$13,464	0.46%	0.22%	0.90%	42%

$17.27	15.15%		$21,124	0.45%	0.23%	2.08%	20%
$15.78	13.52%		$17,053	0.45%	0.23%	2.06%	21%
$15.20	(5.27)%		$17,033	0.46%	0.23%	1.76%	24%
$17.24	49.10%		$17,397	0.45%	0.24%	1.80%	26%
$11.77	(5.55)%		$12,499	0.46%	0.24%	1.94%	36	%(8)

$13.68	25.17%		$4,463	0.46%	0.25%	1.24%	22%
$11.05	19.07%		$2,526	0.50%	0.30%	1.38%	19%
$9.31	(6.90	)%(7)	$152	0.66%	0.51%	1.36%	0%

$15.10	13.12%		$8,337	0.66%	0.36%	0.26%	66%
$13.39	15.65%		$7,116	0.66%	0.38%	0.25%	63%
$11.60	(27.88)%		$5,332	0.67%	0.38%	0.12%	84%
$19.02	46.08%		$5,976	0.66%	0.37%	0.13%	37%
$14.73	7.63%		$4,794	0.66%	0.38%	0.34%	65%

$14.21	13.28%		$7,882	0.66%	0.39%	1.54%	46%
$13.03	11.65%		$6,772	0.66%	0.40%	1.54%	41%
$12.56	(10.21)%		$6,045	0.66%	0.40%	1.26%	33%
$15.55	58.63%		$7,008	0.65%	0.40%	1.12%	34%
$9.92	(12.98)%		$5,101	0.66%	0.42%	1.44%	50%

$11.87	10.90%		$1,643	0.68%	0.42%	0.93%	29%
$10.80	16.46%		$833	0.76%	0.52%	0.99%	36%
$9.29	(7.10	)%(7)	$89	1.13%	0.73%	0.84%	0%

$12.95	9.75%		$18,235	0.63%	0.35%	2.37%	32%
$12.09	17.27%		$16,404	0.63%	0.36%	2.45%	19%
$10.55	(21.02)%		$13,609	0.64%	0.37%	2.18%	23%
$14.73	36.84%		$15,213	0.63%	0.32%	2.21%	52%
$10.97	(1.40)%		$11,345	0.63%	0.33%	2.10%	36%

$11.62	9.06%		$1,649	0.65%	0.39%	2.63%	18%
$10.86	19.47%		$1,136	0.73%	0.47%	2.99%	12%
$9.12	(8.80	)%(7)	$104	1.20%	0.67%	1.10%	0%

The accompanying notes are an integral part of these financial statements.

495

Bridge Builder Mutual Funds

Notes to Financial Statements

1. ORGANIZATION

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2024 the Trust consisted of fifteen series, of which twelve are active series, identified below and presented in this report (each a “Fund,” and collectively, the “Funds”). The three remaining series are inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund (“Core Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Core Plus Bond Fund (“Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Municipal Bond Fund”)	To provide current income exempt from federal tax, with a secondary goal of preservation of investment principal
Bridge Builder Municipal High-Income Bond Fund (“Municipal High-Income Bond Fund”)	To provide current income exempt from federal tax
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund (“Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Tax Managed Large Cap Fund (“Tax Managed Large Cap Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder Tax Managed Small/Mid Cap Fund (“Tax Managed Small/Mid Cap Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation
Bridge Builder Tax Managed International Equity Fund (“Tax Managed International Equity Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation

The Funds are diversified and each currently offers a single class of shares. The Funds are available for investment exclusively to eligible clients participating in certain investment advisory programs sponsored by Edward Jones (the “Advisory Programs”), as described in greater detail in the Funds’ prospectuses, and to current and former Trustees of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies, which is part of GAAP.

a) Use of Estimates – The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

496

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

b) Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes – Each Fund is treated as a separate taxable entity for federal income tax purposes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of their net investment income and capital gains to shareholders. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction. As a result, no provision for federal income tax is recorded in the financial statements.

The Adviser has reviewed the Funds’ tax positions for all open tax years (the prior three years of tax filings or since inception, if shorter, are considered open for examination) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of June 30, 2024, the Funds had no tax examinations or audits in progress.

d) Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income for the Core Bond, Core Plus Bond, Municipal Bond and Municipal High-Income Bond Funds are generally declared daily and paid monthly. The Large Cap Value Fund will generally declare and pay distributions of net investment income quarterly. The Large Cap Growth, Tax Managed Large Cap, Small/Mid Cap Growth, Small/Mid Cap Value, Tax Managed Small/Mid Cap, International Equity and Tax Managed International Equity Funds will generally declare and pay distributions of net investment income annually, as necessary. Realized capital gains, if any, are distributed by each Fund at least annually, as necessary. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature, these amounts are reclassified within the capital accounts in the financial statements to reflect their tax character.

e) Indemnifications – In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Trust that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation – Investment transactions are recorded on trade date. Securities gains and losses, net of foreign taxes withheld, if any, are calculated on the basis of identified cost. Dividend income (expense), net of foreign taxes withheld, if any, is recognized on ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as the information becomes available, which may be after the published ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Issuance fees, if any, are custodial fees on American Depositary Receipts (“ADRs”) charged by ADR agents on ADR dividends and are recorded when paid. Interest income is recognized on an accrual basis, while discounts and premiums on securities purchased are accreted or amortized, respectively, using the constant yield method over the life of the security. Expenses common to multiple Funds are allocated among the respective Funds based upon their relative net asset values or other reasonable allocation methods.

g) Foreign Currency Translation and Transactions – The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

497

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized gains/(losses) on investments in securities and derivatives and net change in unrealized appreciation/(depreciation) on investment securities and derivatives on the Statements of Operations.

h) Regulatory Updates – In November 2022, the SEC adopted amendments to the requirements for annual and semiannual shareholder reports provided by mutual funds and exchange-traded funds (ETFs) to highlight key information for investors. The amendments also require that funds tag their reports to shareholders using the Inline eXtensible Business Reporting Language (“Inline XBRL”) structured data language to provide machine-readable data that retail investors and other market participants may use to more efficiently access and evaluate investments. The SEC also adopted amendments to the advertising rules for registered investment companies and business development companies to promote more transparent and balanced statements about investment costs. The effective date for the amendments was January 24, 2023. The SEC adopted an eighteen-month transition period beginning from the effective date for the new shareholder report amendments. The Funds have adopted these amendments through the creation of a tailored shareholder report and updated financial statements, as per the SEC requirements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments was May 28, 2024. The rule has been implemented and there were no material impacts to the financial statements.

3. SECURITIES AND OTHER INVESTMENTS

a) Delayed Delivery Securities – In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or (loss) on the commitment without regard to any unrealized appreciation/(depreciation) on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or (loss) from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Rule 18f-4 under the 1940 Act permits a Fund to enter into when-issued or forward-settling securities and nonstandard settlement cycle securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). If a when-issued, forward-settling or non-standard settlement cycle security does not satisfy the Delayed-Settlement Securities Provision, then it is treated as a derivatives transaction under Rule 18f-4. The requirements of Rule 18f-4 may limit a Fund’s ability to engage in derivatives transactions as part of its investment strategies. These requirements may also increase the cost of a Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund. The rule also may not be effective to limit a Fund’s risk of loss.

498

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

b) Derivatives – Certain Funds invest in derivatives as permitted by their investment strategies and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. Derivatives may be riskier than other types of investments because derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate with the underlying asset, rate, or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce a Fund’s returns. Certain derivatives also expose a Fund to the risk that a counterparty will not fulfill its obligations under the derivatives contract. Certain of a Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely affect a Fund’s after-tax returns. Investing in derivatives may result in a form of leverage, which may cause a Fund to be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Regulation relating to a Fund’s use of derivatives and related instruments, including Rule 18f-4 under the 1940 Act, could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Schedule of Investments, and cash deposited is recorded as Deposits at broker for futures contracts on the Statements of Assets and Liabilities.

Exchange traded futures are marked to market daily based on the price movement of the contract. This change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin, is moved daily between the Fund and its counterparty.

A change in the market value of an open futures contract is recorded as unrealized appreciation/(depreciation) until the contract is closed. When a contract is closed, the Fund will record a realized gain or (loss) equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contract. Futures contracts outstanding at period end, if any, are listed within each Fund’s Schedule of Investments. During the period, all Funds, except the Municipal Bond, Tax Managed Large Cap, Tax Managed Small/Mid Cap and the Tax Managed International Equity Funds, participated in futures contracts transactions.

Forward Foreign Currency Exchange Contracts – Core Plus Bond Fund and International Equity Fund may invest in forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation/ (depreciation). When the contract is closed in its foreign currency, the Funds record a realized gain or (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Schedule of Investments. During the period, the Core Plus Bond Fund participated in transactions of forward foreign currency exchange contracts.

499

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Repurchase Agreements – In a repurchase agreement, a Fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. A Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by a Fund’s custodian (or, with multiparty agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty. Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian under a Master Repurchase Agreement for investment companies and other clients advised by the Sub-adviser (as defined below) and its affiliates. A Fund may participate with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. Repurchase agreements are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Repurchase agreement amounts, if any, presented on the Schedule of Investments are gross settlement amounts.

Swap Contracts – Certain Funds may invest in swap contracts. Swap contracts are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap contracts may be privately negotiated in the over-the-counter market (“OTC Swaps”) or may be cleared through a third-party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”).

A Fund may enter into credit default, interest rate and/or total return swap contracts to manage the Fund’s exposure to credit, interest rate and equity risk. Securities or cash may be used as collateral or margin in accordance with the terms of the swap contract in order to provide assets in the event of a default or bankruptcy.

Centrally Cleared Swaps are marked to market daily and the change, if any, is recorded as variation margin on centrally cleared swap contracts on the Statements of Assets and Liabilities. OTC Swaps are marked to market daily and the change, if any, is included in the over-the-counter swap contracts, at value line item on the Statements of Assets and Liabilities. Both OTC and Centrally Cleared Swaps show this component as change in unrealized appreciation/(depreciation) on the Statements of Operations. Swap variation margin is accounted for as unrealized appreciation/(depreciation) until the contract is closed, at which time the gains or (losses) are realized. Upfront premiums received/(paid) represent cash payments made upon the opening of the swap contract to compensate for differences between the stated terms of the contract and the current market value contract. These upfront payments are recorded as assets/(liabilities) and are included within the market value of the swap contract. Upon liquidation or termination of the swap contract, these payments are recorded as realized gain/(loss) on the Statements of Operations. Net periodic payments received/(paid) by the Fund are also included in the realized gain/ (loss) on swap contracts on the Statements of Operations. Swap contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Schedule of Investments.

Interest Rate Swaps – Core Bond Fund and Core Plus Bond Fund may enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates or on an inflation index. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate. During the period, the Core Plus Bond Fund entered into interest rate swap contracts.

Credit Default Swap Contracts – Core Plus Bond Fund may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an

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underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or other equally ranked obligations of the reference entity. As a seller of protection on a credit default swap contract, the Fund will generally receive from the protection buyer a fixed rate of income throughout the term of the swap provided there is no credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or (loss).

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. During the period, the Core Plus Bond Fund entered into credit default swap contracts.

Total Return Swap Contracts – Core Plus Bond Fund may enter into total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in unrealized appreciation/(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as net realized gain/(loss) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Master Agreements – Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to (i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, (ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure, net of existing collateral already in place governed under the relevant

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Master Agreement, with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds, and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged are presented in the Fund’s Schedule of Investments. Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within due to brokers on the Statements of Assets and Liabilities. As governed by the relevant Master Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.

For financial reporting purposes, the Funds do not offset derivative assets and liabilities subject to Master Agreements on the Statements of Assets and Liabilities.

c) Loan Participation, Assignments and Unfunded Commitments – Certain Funds may enter into loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons interpositioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Funds to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily and any unrealized appreciation/ (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations.

When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments, and certain loan participations and assignments which were liquid, when purchased, may become illiquid. The following table summarizes Core Plus Bond Fund’s unfunded loan positions as of June 30, 2024.

Fund	Borrower	Unfunded Bank Loan Commitment (000s)	Value of Underlying Bank Loan Commitment (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Core Plus Bond Fund	Finastra USA, Inc.	$232	$234	$2

d) Restricted Securities – The Funds may own investment securities that are unregistered or have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial

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performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. The Funds held the following restricted securities at June 30, 2024.

Core Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2024 (000s)	% of Net Assets at June 30, 2024
Deutsche Bank AG	11/17/2020	$6,700	$5,719	0.03%

		$6,700	$5,719	0.03%

Core Plus Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2024 (000s)	% of Net Assets at June 30, 2024
3R Lux SARL	5/17/2024	$236	$235	0.00	%*
AI Mansart	6/22/2023	209	209	0.00	*
Alinma Tier 1 Sukuk Ltd.	2/28/2024	350	353	0.00	*
Alpha Star Holding VIII Ltd.	10/5/2023	296	302	0.00	*
AmSurg Corp.	11/2/2023 - 11/6/2023	3,101	3,882	0.01
Atlas Funding 2024-1 Plc	5/23/2024	381	378	0.00	*
Auto ABS Italian Stella Loans 2024-1 SRL	6/13/2024	532	528	0.00	*
Benin Government International Bond	6/20/2023	77	84	0.00	*
Braskem Netherlands Finance BV	12/4/2023	206	230	0.00	*
Brignole Co.	6/18/2024	317	317	0.00	*
Cold Storage Trust 2020-ICE5	10/22/2020 - 5/1/2024	4,466	4,451	0.02
Corp. Financiera de Desarrollo SA	11/8/2023	195	197	0.00	*
Costa Rica Government International Bond	11/8/2023 - 6/28/2024	2,656	2,674	0.01
Deutsche Bank AG	6/21/2021 - 1/11/2023	4,147	3,625	0.01
Dominican Republic International Bond	6/20/2023 - 6/22/2023	221	229	0.00	*
DP World Salaam	11/17/2023	196	199	0.00	*
Egypt Government International Bond	11/22/2022 - 6/26/2024	2,349	2,221	0.01
Empresa Nacional del Petroleo	9/14/2022	346	358	0.00	*
Energean Israel Finance Ltd.	6/27/2023	108	53	0.00	*
European Union	11/8/2023 - 6/18/2024	38,157	38,441	0.12
Exmoor Funding 2024-1 Plc	5/30/2024	387	385	0.00	*
Freeport Indonesia PT	6/22/2023	195	196	0.00	*
French Republic Government Bond OAT	2/15/2024 - 4/22/2024	19,469	13,798	0.05
FWD Group Holdings Ltd.	3/21/2024	3,251	2,708	0.01
Gabon Government International Bond	5/2/2024	230	220	0.00	*
Gruma SAB de CV	10/3/2022	253	254	0.00	*
Grupo Posadas SAB de CV	9/6/2022 - 6/11/2024	275	321	0.00	*
Guatemala Government Bond	11/17/2023 - 12/15/2023	1,440	1,466	0.00	*
Hermitage 2024 Plc	6/28/2024	988	988	0.00	*
Hilton Garden Inn Waikiki	6/17/2024	5,082	5,082	0.02
Hungary Government International Bond	1/18/2024 - 1/25/2024	2,225	2,196	0.01
Indonesia Government International Bond	11/8/2023	219	229	0.00	*
Intelsat SA	6/19/2017 - 7/3/2023	24,897	16,427	0.05
Ivory Coast Government International Bond	6/19/2023 - 2/7/2024	753	757	0.00	*
Kenbourne Invest SA	11/14/2023 - 12/1/2023	257	179	0.00	*
Kingdom of Belgium Government Bond	2/15/2024 - 4/22/2024	30,262	29,105	0.09
Leviathan Bond Ltd.	6/27/2023	31	7	0.00	*
Magellan Capital Holdings Ltd.	6/27/2024	304	304	0.00	*
MHP Lux SA	11/9/2023 - 11/14/2023	351	384	0.00	*
Mila 2024-1 BV	5/23/2024	216	214	0.00	*
Miltonia Mortgage Finance Srl	5/24/2024	662	649	0.00	*
Montenegro Government International Bond	3/15/2024	105	104	0.00	*
Morgan Stanley	2/11/2020	12,558	9,380	0.03
NAK Naftogaz Ukraine via Kondor Finance Plc	2/27/2024	523	735	0.00	*

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Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2024 (000s)	% of Net Assets at June 30, 2024
Neiman Marcus Group, Inc.	9/25/2020	$2,007	$8,421	0.03%
Newday Funding Master Issuer Plc - Series 2024-2	6/20/2024	1,416	1,407	0.00	*
Nigeria Government International Bond	1/12/2024 - 6/18/2024	739	723	0.00	*
North Macedonia Government International Bond	11/9/2023	110	111	0.00	*
OCP SA	9/23/2022	252	254	0.00	*
Oleoducto Central SA	7/13/2022 - 7/18/2022	478	316	0.00	*
Oman Government International Bond	11/9/2023	187	204	0.00	*
Paraguay Government International Bond	11/22/2023	166	179	0.00	*
PCL Funding IX Plc	5/16/2024	429	428	0.00	*
Pertamina Persero PT	11/8/2023	181	186	0.00	*
Peruvian Government International Bond	6/7/2019 - 3/22/2024	4,815	2,617	0.01
Pony SA Compartment German Auto Loans 2024-1	6/27/2024	214	214	0.00	*
Quarzo Srl	6/14/2024	292	292	0.00	*
Romanian Government International Bond	12/14/2022 - 11/9/2023	442	475	0.00	*
Samarco Mineracao SA	2/13/2024 - 6/11/2024	939	955	0.00	*
Saudi Government International Bond	11/16/2022	863	175	0.00	*
SCF Rahoituspalvelut XIII DAC	5/23/2024	108	107	0.00	*
Stratton Mortgage Funding 2024-3 Plc	5/30/2024	216	215	0.00	*
Tupy Overseas SA	8/18/2023	200	212	0.00	*
UK Logistics 2024-1 DAC	5/10/2024	510	515	0.00	*
Ukraine Government International Bond	5/23/2023 - 4/19/2024	1,129	1,249	0.00	*
United Kingdom Gilt	5/10/2024	20,689	10,307	0.03
Vantage Data Centers Jersey Borrower Spv Ltd.	5/17/2024	1,130	1,135	0.00	*
Vedanta Resources Finance II Plc	11/8/2023	145	162	0.00	*
VF Ukraine PAT via VFU Funding Plc	11/16/2023 - 11/17/2023	429	487	0.00	*

		$201,565	$176,400	0.51%

Municipal High-Income Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2024 (000s)	% of Net Assets at June 30, 2024
County of Anne Arundel MD	04/21/2023	$590	$590	0.02%

		$590	$590	0.02%

Small/Mid Cap Growth Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2024 (000s)	% of Net Assets at June 30, 2024
OmniAb, Inc. - Class CR3**	8/10/2015 - 8/22/2022	$—	$—	0.00	%*
OmniAb, Inc. - Class CR4**	8/10/2015 - 8/22/2022	—	—	0.00	*

		$—	$—	0.00	%*

Small/Mid Cap Value Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2024 (000s)	% of Net Assets at June 30, 2024
OmniAb, Inc. - Class CR3**	6/25/2021 - 9/7/2022	$—	$—	0.00	%*
OmniAb, Inc. - Class CR4**	6/25/2021 - 9/7/2022	—	—	0.00	*

		$—	$—	0.00	%*

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Tax Managed Small/Mid Cap Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2024 (000s)	% of Net Assets at June 30, 2024
OmniAb, Inc. - Class CR3**	8/25/2022	$—	$—	0.00	%*
OmniAb, Inc. - Class CR4**	8/25/2022	—	—	0.00	*

		$—	$—	0.00	%*

International Equity Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2024 (000s)	% of Net Assets at June 30, 2024
Severstal PAO**	7/15/2021 - 11/29/2021	$3,360	$—	0.00	%*
X5 Retail Group NV**	7/15/2021 - 1/27/2022	2,010	—	0.00	*

		$5,370	$—	0.00	%*

*	Amount less than 0.005%.

**	A zero balance may reflect actual amounts rounding to less than one thousand.

e) Defaulted Securities – Certain Funds may hold defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when the collection of the interest income has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

f) Sale-buyback and Buy-saleback Transactions – A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date.

During the year ended June 30, 2024, the Core Plus Bond Fund participated in sale-buyback transactions which were as follows:

Fund	Outstanding Sale-Buyback Transactions (000s)	Average Amount Borrowed (000s)	Incurred Interest Expense (000s)	% of Weighted Average Interest Rate
Core Plus Bond Fund	$—	$361,536	$18,971	5.50%

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement.

During the year ended June 30, 2024, the Core Plus Bond Fund did not participate in buy-saleback transactions.

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of period end is disclosed in each Fund’s Schedule of Investments.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each

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day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. In calculating NAV, each Fund generally values its investment portfolio at market price. If market quotations are not readily available or they are unreliable, securities are valued at fair value. The Board has ultimate responsibility for determining the fair value of investments. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee of the Funds. The Adviser performs the fair value determination relating to the Funds’ investments that do not have readily available market quotations, or that have market quotations that are unreliable, subject to Board oversight and certain reporting and other requirements. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized including but not limited to: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Adviser has established a Valuation Committee with members from relevant departments within the Adviser to assist the Adviser in carrying out its responsibilities under Rule 2a-5 and in accordance with the Adviser’s valuation policy and procedures. The function of the Valuation Committee is to assess and manage any material risks associated with the determination of the fair value of the Funds’ investments, review the appropriateness and accuracy of fair value methodologies and monitor for circumstances that may necessitate the use of fair value pricing or a change in fair value methodologies, and to determine fair value for the Funds’ investments.

Additionally, the Adviser has adopted, and the Board has approved, valuation policies and procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If a readily-available market quotation for a security is unavailable or unreliable, the Adviser may utilize evaluated prices provided by independent pricing services or brokers to assist in its determination of fair value, and may rely on its Valuation Committee to determine fair value in accordance with its valuation policies and procedures adopted by the Adviser. In such circumstances where fair value pricing is necessary, securities are valued in accordance with the Adviser’s valuation policies and procedures and implemented through the Adviser’s Valuation Committee described above. In establishing a fair value for an investment, the Adviser will use valuation methodologies established by the Adviser and may consider inputs and methodologies provided by, among others, third-party independent pricing services and/or independent broker dealers.

Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, the Adviser attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.

When using fair value to price securities, the Adviser may value those securities higher or lower than a fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Adviser has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

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•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Adviser’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s evaluated price provided by an independent pricing service. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using independent pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

507

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Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the bid and ask price on the relevant exchange closest to the close of the NYSE, or at the bid, if no ask is available and are categorized as Level 2 of the fair value hierarchy.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Adviser, on behalf of the Funds, values the repurchase agreements the Funds have entered into based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented in the Schedule of Investments as of June 30, 2024.

Core Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Asset-Backed Obligations	$—	$1,999,451	$323	$1,999,774
Corporate Bonds
Basic Materials	—	159,210	—	159,210
Communications	—	376,507	—	376,507
Consumer, Cyclical	—	297,894	—	297,894
Consumer, Non-cyclical	—	563,895	—	563,895
Energy	—	532,303	—	532,303
Financials	—	1,983,212	—	1,983,212
Government	—	5,145	—	5,145
Industrials	—	289,942	—	289,942
Technology	—	164,325	—	164,325
Utilities	—	588,110	—	588,110
Government Related
Other Government Related	—	208,338	—	208,338
U.S. Treasury Obligations	—	3,832,739	—	3,832,739
Mortgage-Backed Obligations	—	5,859,241	—	5,859,241
Preferred Stocks
Financials	2,284	—	—	2,284
Short-Term Investments
Money Market Funds	392,419	—	—	392,419
Time Deposits	—	325	—	325
Futures Contracts (1)	4,310	—	—	4,310
Total Assets	$399,013	$16,860,637	$323	$17,259,973

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Core Plus Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Asset-Backed Obligations	$—	$3,876,892	$—		$3,876,892
Corporate Bonds
Basic Materials	—	347,806	—		347,806
Communications	—	774,853	—		774,853
Consumer, Cyclical	—	585,800	—		585,800
Consumer, Non-cyclical	—	985,158	—		985,158
Energy	—	931,517	—		931,517
Financials	—	3,587,796	—		3,587,796
Industrials	—	611,476	—		611,476
Technology	—	514,165	—		514,165
Utilities	—	652,873	—		652,873
Convertible Securities
Communications	—	29,677	—		29,677
Consumer, Cyclical	—	13,116	—		13,116
Consumer, Non-cyclical	—	22,005	—		22,005
Financials	—	5	—		5
Utilities	—	13,874	—		13,874
Government Related
Other Government Related	—	1,308,364	—		1,308,364
U.S. Treasury Obligations	—	7,855,058	—		7,855,058
Mortgage-Backed Obligations	—	15,309,102	—		15,309,102
U.K. Treasury Bonds	—	58,472	—		58,472
Bank Loans	—	233,370	19,183		252,553
Common Stocks
Communications	3,456	16,427	439		20,322
Consumer Discretionary	—	—	8,421		8,421
Financials*	—	—	—	(2)	—
Healthcare	—	—	3,882		3,882
Convertible Preferred Stocks
Financials	6,332	—	—		6,332
Preferred Stocks
Financials*	—	—	—	(2)	—
Warrants
Communications*	—	—	—	(2)	—
Short-Term Investments
Money Market Funds	2,299,925	—	—		2,299,925
Government Related	—	343,691	—		343,691
Corporate Bonds	—	328	—		328
Commercial Paper	—	14,756	—		14,756
Repurchase Agreements	—	1,529,600	—		1,529,600
U.S. Treasury Bills	—	88,422	—		88,422
Time Deposits	—	37,067	—		37,067
Futures Contracts (1)	33,683	—	—		33,683
Forward Foreign Currency Exchange Contracts (1)	—	27,960	—		27,960
Swap Contracts (1)	—	146,415	—		146,415
Total Assets	$2,343,396	$39,916,045	$31,925		$42,291,366
Liabilities
TBA Sale Commitments	$—	$(308,647)	$—		$(308,647)
Futures Contracts (1)	(5,081)	—	—		(5,081)
Forward Foreign Currency Exchange Contracts (1)	—	(19,866)	—		(19,866)
Swap Contracts (1)	—	(16,082)	—		(16,082)
Total Liabilities	$(5,081)	$(344,595)	$—		$(349,676)

509

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Municipal Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Municipal Bonds
Education	$—	$892,796	$—	$892,796
General Obligation	—	3,186,304	—	3,186,304
General Revenue	—	4,141,899	—	4,141,899
Healthcare	—	1,662,792	—	1,662,792
Housing	—	954,985	—	954,985
Transportation	—	2,305,361	—	2,305,361
Utilities	—	1,470,287	—	1,470,287
Short-Term Investments
Money Market Funds	113,151	—	—	113,151
Time Deposits	—	405	—	405
Total Assets	$113,151	$14,614,829	$—	$14,727,980

Municipal High-Income Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Municipal Bonds
Education	$—	$270,842	$—	$270,842
General Obligation	—	234,918	—	234,918
General Revenue	—	1,277,167	—	1,277,167
Healthcare	—	520,029	—	520,029
Housing	—	237,277	—	237,277
Transportation	—	397,404	—	397,404
Utilities	—	186,501	—	186,501
Common Stocks
Basic Materials	3	—	—	3
Consumer, Cyclical	1	—	—	1
Industrials	21	—	—	21
Short-Term Investments
Money Market Funds	7,041	—	—	7,041
U.S. Treasury Bills	—	4,987	—	4,987
Time Deposits	—	93	—	93
Futures Contracts (1)	71	—	—	71
Total Assets	$7,137	$3,129,218	$—	$3,136,355

510

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Notes to Financial Statements (Continued)

Large Cap Growth Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$2,535,489	$—	$—	$2,535,489
Consumer Discretionary	3,193,674	—	—	3,193,674
Consumer Staples	681,695	39,766	—	721,461
Energy	418,040	—	—	418,040
Financials	3,804,651	—	—	3,804,651
Healthcare	3,083,624	—	—	3,083,624
Industrials	1,475,107	—	—	1,475,107
Information Technology	8,511,890	—	—	8,511,890
Materials	365,663	—	—	365,663
Real Estate	188,905	—	—	188,905
Utilities	4,650	—	—	4,650
Short-Term Investments
Money Market Funds	647,107	—	—	647,107
Futures Contracts (1)	3	—	—	3
Total Assets	$24,910,498	$39,766	$—	$24,950,264
Liabilities
Futures Contracts (1)	$(5)	$—	$—	$(5)
Total Liabilities	$(5)	$—	$—	$(5)

Large Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services*	$1,291,803	$—	$—	(2)	$1,291,803
Consumer Discretionary	1,584,141	90,146	—		1,674,287
Consumer Staples	1,596,556	344,409	—		1,940,965
Energy	1,159,538	71,505	—		1,231,043
Financials	4,168,717	—	—		4,168,717
Healthcare	2,822,908	100,037	—		2,922,945
Industrials	2,743,625	229,684	—		2,973,309
Information Technology	2,101,825	101,998	—		2,203,823
Materials	910,545	—	6		910,551
Real Estate	715,291	—	—		715,291
Utilities	544,709	—	—		544,709
Convertible Preferred Stocks
Utilities	6,914	—	—		6,914
Preferred Stocks
Consumer Discretionary	—	34,789	—		34,789
Short-Term Investments
Money Market Funds	490,075	—	—		490,075
Time Deposits	—	6,375	—		6,375
Futures Contracts (1)	4	—	—		4
Total Assets	$20,136,651	$978,943	$6		$21,115,600

511

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Notes to Financial Statements (Continued)

Tax Managed Large Cap Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$416,550	$—	$—		$416,550
Consumer Discretionary	434,955	—	—		434,955
Consumer Staples	169,890	—	—		169,890
Energy	199,697	—	—		199,697
Financials	608,459	—	—		608,459
Healthcare	514,854	—	—		514,854
Industrials	439,526	—	—		439,526
Information Technology	1,181,116	—	—		1,181,116
Materials	210,844	—	—		210,844
Real Estate	112,572	—	—		112,572
Utilities	84,705	—	—		84,705
Short-Term Investments
Money Market Funds	78,609	—	—		78,609
Total Assets	$4,451,777	$—	$—		$4,451,777
Small/Mid Cap Growth Fund
	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$236,604	$—	$—		$236,604
Consumer Discretionary*	812,984	—	—	(2)	812,984
Consumer Staples	447,654	—	—		447,654
Energy	237,670	—	—		237,670
Financials	794,895	—	—		794,895
Healthcare	1,645,586	—	14		1,645,600
Industrials	1,665,726	—	—		1,665,726
Information Technology	2,070,351	—	—		2,070,351
Materials	140,679	—	—		140,679
Real Estate	73,660	—	—		73,660
Utilities	7,965	—	—		7,965
Rights
Healthcare	—	1	—		1
Short-Term Investments
Money Market Funds	189,661	—	—		189,661
Time Deposits	—	5,075	—		5,075
Futures Contracts (1)	24	—	—		24
Total Assets	$8,323,459	$5,076	$14		$8,328,549
Liabilities
Futures Contracts*(1)	$(0)	$—	$—		$(0)
Total Liabilities*	$(0)	$—	$—		$(0)

512

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Notes to Financial Statements (Continued)

Small/Mid Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services*	$77,710	$—	$—	(2)	$77,710
Consumer Discretionary*	896,268	—	—	(2)	896,268
Consumer Staples	281,710	—	—		281,710
Energy	516,171	—	—		516,171
Financials	1,515,178	—	—		1,515,178
Healthcare	563,350	—	14		563,364
Industrials	1,668,266	2,436	99		1,670,801
Information Technology	747,825	—	—		747,825
Materials	604,598	—	3		604,601
Real Estate	572,782	—	—		572,782
Utilities	250,785	—	—		250,785
Rights
Healthcare	—	7	—		7
Warrants
Materials*	—	—	—		—
Short-Term Investments
Money Market Funds	165,934	—	—		165,934
Time Deposits	—	3,353	—		3,353
Futures Contracts (1)	34	—	—		34
Total Assets	$7,860,611	$5,796	$116		$7,866,523

Tax Managed Small/Mid Cap Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$29,652	$—	$—		$29,652
Consumer Discretionary	186,968	—	—		186,968
Consumer Staples	63,110	—	—		63,110
Energy	79,975	—	—		79,975
Financials	233,930	—	—		233,930
Healthcare*	196,879	—	0	(2)	196,879
Industrials	363,126	—	—		363,126
Information Technology	262,825	—	—		262,825
Materials	81,529	—	—		81,529
Real Estate	68,472	—	—		68,472
Utilities	36,818	—	—		36,818
Short-Term Investments
Money Market Funds	30,528	—	—		30,528
Time Deposits	—	983	—		983
Total Assets*	$1,633,812	$983	$0		$1,634,795

513

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Notes to Financial Statements (Continued)

International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$157,532	$554,606	$—		$712,138
Consumer Discretionary	334,336	1,951,492	—		2,285,828
Consumer Staples*	162,976	1,345,813	—	(2)	1,508,789
Energy	53,805	625,316	—		679,121
Financials	362,874	2,940,339	—		3,303,213
Healthcare	278,175	2,006,880	—		2,285,055
Industrials	292,564	3,301,008	—		3,593,572
Information Technology	692,576	1,345,657	—		2,038,233
Materials*	66,626	762,606	—	(2)	829,232
Real Estate	—	71,900	—		71,900
Utilities	400	562,221	—		562,621
Preferred Stocks
Consumer Discretionary	—	2,366	—		2,366
Consumer Staples	—	836	—		836
Healthcare	—	310	—		310
Rights
Healthcare*	—	—	—		—
Industrials	7	—	—		7
Short-Term Investments
Money Market Funds	305,843	—	—		305,843
Time Deposits	—	46,719	—		46,719
Futures Contracts (1)	26	—	—		26
Total Assets*	$2,707,740	$15,518,069	$—		$18,225,809

Tax Managed International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$1,452	$29,213	$—	$30,665
Consumer Discretionary	11,385	194,485	13	205,883
Consumer Staples	20,845	118,874	—	139,719
Energy	5,487	47,267	—	52,754
Financials	14,000	253,484	—	267,484
Healthcare	17,677	252,573	—	270,250
Industrials	16,130	251,531	—	267,661
Information Technology	39,557	180,388	—	219,945
Materials	—	99,817	—	99,817
Real Estate	—	13,176	—	13,176
Utilities	252	32,138	—	32,390
Preferred Stocks
Consumer Discretionary	—	4,040	—	4,040
Consumer Staples	—	306	—	306
Short-Term Investments
Money Market Funds	34,859	—	—	34,859
Time Deposits	—	2,569	—	2,569
Total Assets	$161,644	$1,479,861	$13	$1,641,518

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and inflation linked swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued less than one thousand.

514

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Notes to Financial Statements (Continued)

The Core Bond, Core Plus Bond, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value, Tax Managed Small/Mid Cap, International Equity and Tax Managed International Equity Funds all held Level 3 securities at the end of the period. In the aggregate, securities classified as Level 3 in the Core Bond, Core Plus Bond, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value, Tax Managed Small/Mid Cap, International Equity and Tax Managed International Equity Funds have been deemed immaterial with respect to each Fund.

The realized and unrealized gains/(losses) from Level 3 transactions are included with the net realized gain/(loss) on investments and net change in unrealized appreciation/(depreciation) on investments on the Statements of Operations, respectively.

5. DERIVATIVE INSTRUMENTS

Certain Funds use derivative instruments as part of their investment strategy to achieve their stated investment objective. The Funds’ derivative contracts held at period end are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities across derivative types that are subject to master netting arrangements in the Statements of Assets and Liabilities. There were no financial instruments subject to a netting agreement for which the Funds are not currently netting.

The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at period end.

	Assets			Liabilities
	Unrealized Appreciation on Futures Contracts* (000s)	Swaps at Value* (000s)	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts (000s)	Unrealized Depreciation on Futures Contracts* (000s)	Swaps at Value* (000s)	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts (000s)
Interest Rate Risk:
Core Bond Fund	$4,310	$—	$—	$—	$—	$—
Core Plus Bond Fund	33,683	117,832	—	(5,081)	(14,352)	—
Municipal High-Income Bond Fund	71	—	—	—	—	—
Equity Risk:
Large Cap Growth Fund	3	—	—	(5)	—	—
Large Cap Value Fund	4	—	—	—	—	—
Small/Mid Cap Growth Fund (1)	24	—	—	(0)	—	—
Small/Mid Cap Value Fund	34	—	—	—	—	—
International Equity Fund	26	—	—	—	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	—	27,960	—	—	(19,866)
Credit Risk:
Core Plus Bond Fund	—	28,583	—	—	(1,730)	—

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

*

May include cumulative unrealized appreciation/(deprecation) as reported on the Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities for exchange traded derivatives and centrally-cleared derivatives.

515

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Notes to Financial Statements (Continued)

The following table lists the effect of derivative instruments held by the Funds, by primary underlying risk and contract type, on the Statements of Operations for the year ended June 30, 2024.

	Realized Gain/(Loss) on Derivatives recognized as a result of Operations			Net Change in Unrealized Appreciation/(Depreciation) on Derivatives recognized as a result of Operations
	Futures Contracts (000s)	Forward Foreign Currency Exchange Contracts (000s)	Swaps (000s)	Futures Contracts (000s)	Forward Foreign Currency Exchange Contracts (000s)	Swaps (000s)
Interest Rate Risk:
Core Bond Fund	$(56,052)	$—	$—	$12,658	$—	$—
Core Plus Bond Fund	(266,659)	—	(49,894)	87,524	—	65,009
Municipal Bond Fund	10,147	—	—	(2,121)	—	—
Municipal High-Income Bond Fund	(855)	—	—	71	—	—
Equity Risk:
Large Cap Growth Fund	2,496	—	—	(104)	—	—
Large Cap Value Fund	1,152	—	—	(104)	—	—
Small/Mid Cap Growth Fund	580	—	—	(51)	—	—
Small/Mid Cap Value Fund	605	—	—	(89)	—	—
International Equity Fund	776	—	—	(34)	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	26,623	—	—	(724)	—
Credit Risk:
Core Plus Bond Fund	—	—	19,549	—	—	(694)

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of June 30, 2024:

Core Plus Bond Fund
		Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities (000s)			Gross Amounts not offset in the Statements of Assets & Liabilities (000s)
Counterparty	Investment Type		Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Financial Instruments	Collateral Received	Net Amount (000s)
Bank of America	Credit Default Swap Contracts	$118	$(118)	$—	$—	$—	$—
Bank of America	Interest Rate Swap Contracts	7	(1)	6	—	—	6
Bank of America	Forward Foreign Currency Exchange Contracts	3,866	(302)	3,564	—	(3,070)	494
Barclays Bank	Credit Default Swap Contracts	62	(18)	44	—	—	44
Barclays Bank	Interest Rate Swap Contracts	60	—	60	—	—	60

516

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Notes to Financial Statements (Continued)

Core Plus Bond Fund
		Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities (000s)			Gross Amounts not offset in the Statements of Assets & Liabilities (000s)
Counterparty	Investment Type		Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Financial Instruments	Collateral Received	Net Amount (000s)
Barclays Bank	Forward Foreign Currency Exchange Contracts	$1,756	$(309)	$1,447	$—	$—	$1,447
BNP Paribas (1)	Credit Default Swap Contracts	0	(0)	—	—	—	—
BNP Paribas	Forward Foreign Currency Exchange Contracts	5,816	(3,180)	2,636	—	(2,040)	596
Citibank	Credit Default Swap Contracts	82	(76)	6	—	—	6
Citibank	Interest Rate Swap Contracts	1	(1)	—	—	—	—
Citibank	Forward Foreign Currency Exchange Contracts	241	(175)	66	—	—	66
Deutsche Bank	Forward Foreign Currency Exchange Contracts	1,292	(1,292)	—	—	—	—
Goldman Sachs	Credit Default Swap Contracts	352	(352)	—	—	—	—
Goldman Sachs	Interest Rate Swap Contracts	11	(11)	—	—	—	—
Goldman Sachs	Forward Foreign Currency Exchange Contracts	12,886	(3,820)	9,066	—	(8,000)	1,066
J.P. Morgan	Credit Default Swap Contracts	70	(65)	5	—	—	5
J.P. Morgan	Interest Rate Swap Contracts	15	(2)	13	—	—	13
J.P. Morgan	Forward Foreign Currency Exchange Contracts	1,413	(642)	771	—	(537)	234

517

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Notes to Financial Statements (Continued)

Core Plus Bond Fund
		Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities (000s)			Gross Amounts not offset in the Statements of Assets & Liabilities (000s)
Counterparty	Investment Type		Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Financial Instruments	Collateral Received	Net Amount (000s)
Morgan Stanley	Credit Default Swap Contracts	$66	$(17)	$49	$—	$—	$49
Morgan Stanley	Interest Rate Swap Contracts	2	—	2	—	—	2
Morgan Stanley	Forward Foreign Currency Exchange Contracts	289	(62)	227	—	—	227
UBS	Forward Foreign Currency Exchange Contracts	401	(8)	393	—	—	393
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		28,806	(10,451)	18,355	—	(13,647)	4,708

		Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities (000s)			Gross Amounts not offset in the Statements of Assets & Liabilities (000s)
Counterparty	Investment Type		Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Financial Instruments	Collateral Pledged	Net Amount (000s)
Bank of America	Credit Default Swap Contracts	$173	$(118)	$55	$—	$—	$55
Bank of America	Interest Rate Swap Contracts	1	(1)	—	—	—	—
Bank of America	Forward Foreign Currency Exchange Contracts	302	(302)	—	—	—	—
Barclays Bank	Credit Default Swap Contracts	18	(18)	—	—	—	—
Barclays Bank	Forward Foreign Currency Exchange Contracts	309	(309)	—	—	—	—

518

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

		Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities (000s)			Gross Amounts not offset in the Statements of Assets & Liabilities (000s)
Counterparty	Investment Type		Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Financial Instruments	Collateral Pledged	Net Amount (000s)
BNP Paribas (1)	Credit Default Swap Contracts	$8	$(0)	$8	$—	$—	$8
BNP Paribas	Forward Foreign Currency Exchange Contracts	3,180	(3,180)	—	—	—	—
Citibank	Credit Default Swap Contracts	76	(76)	—	—	—	—
Citibank	Interest Rate Swap Contracts	144	(1)	143	—	—	143
Citibank	Forward Foreign Currency Exchange Contracts	175	(175)	—	—	—	—
Deutsche Bank	Forward Foreign Currency Exchange Contracts	11,368	(1,292)	10,076	—	—	10,076
Goldman Sachs	Credit Default Swap Contracts	539	(352)	187	—	—	187
Goldman Sachs	Interest Rate Swap Contracts	42	(11)	31	—	—	31
Goldman Sachs	Forward Foreign Currency Exchange Contracts	3,820	(3,820)	—	—	—	—
J.P. Morgan	Credit Default Swap Contracts	65	(65)	—	—	—	—
J.P. Morgan	Interest Rate Swap Contracts	2	(2)	—	—	—	—
J.P. Morgan	Forward Foreign Currency Exchange Contracts	642	(642)	—	—	—	—
Morgan Stanley	Credit Default Swap Contracts	17	(17)	—	—	—	—

519

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

		Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities (000s)			Gross Amounts not offset in the Statements of Assets & Liabilities (000s)
Counterparty	Investment Type		Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Financial Instruments	Collateral Pledged	Net Amount (000s)
Morgan Stanley	Forward Foreign Currency Exchange Contracts	$62	$(62)	$—	$—	$—	$—
UBS	Forward Foreign Currency Exchange Contracts	8	(8)	—	—	—	—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		20,951	(10,451)	10,500	—	—	10,500

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

The Funds’ average monthly notional amount of derivatives during the year ended June 30, 2024 were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund* (000s)	Municipal Bond Fund (000s)	Municipal High-Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	International Equity Fund* (000s)
Futures Contracts
Average Notional Balance – Long	$811,196	$6,439,864	$—	$21,619	$8,294	$5,765	$3,404	$4,692	$5,799
Average Notional Balance – Short	(23,513)	(766,870)	(80,406)	—	—	—	—	—	—
Forward Foreign Currency Exchange Contracts
Average Amounts – Purchased	—	1,672,927	—	—	—	—	—	—	—
Average Amounts – Sold	—	(1,140,676)	—	—	—	—	—	—	—
Credit Default Swaps
Average Amounts – Buy Protection	—	45,731	—	—	—	—	—	—	—
Average Amounts – Sell Protection	—	(446,478)	—	—	—	—	—	—	—
Interest Rate Swaps
Average Amounts – Pays Fixed Rate	—	1,246,102	—	—	—	—	—	—	—
Average Amounts – Receives Fixed Rate	—	(1,978,859)	—	—	—	—	—	—	—
Total Return Swaps
Average Amounts – Long	—	3,462	—	—	—	—	—	—	—
Average Amounts – Short	—	—	—	—	—	—	—	—	—
Inflation Linked Swaps
Average Amounts – Receives Floating Rate	—	48,792	—	—	—	—	—	—	—
Average Amounts – Pays Floating Rate	—	(18,434)	—	—	—	—	—	—	—

*	Notional amounts shown have been converted to USD.

520

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Funds’ investments.

The Adviser provides the Trust with such investment research, advice and investment supervision as the Trust may from time to time consider necessary for the proper management of the investments of the Funds and furnishes continuously an investment program for the Funds. In fulfilling this obligation, the Adviser, among other things, recommends the hiring and termination, and monitors the ongoing performance, of the investment advisers (the “Sub-advisers”) and allocates Fund assets among the Sub-advisers.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Funds pay the Adviser an investment advisory fee at an annual rate based on a percentage of each Fund’s average daily net assets. For its advisory services, the investment advisory fee shall be accrued daily by the Fund and paid to the Adviser on the first business day of the succeeding month. In an effort to pass along lower fund expenses to shareholders, the Adviser does not retain any portion of the advisory fees. The Adviser has contractually agreed to waive its advisory fees for each Fund to the extent advisory fees to be paid to the Adviser exceed the aggregate advisory fees the Fund is required to pay its Sub-advisers. The annual advisory fee and amounts of advisory fees waived by the Adviser during the period ended June 30, 2024 are noted in the table below:

Fund	Annual Management Fee	Management Fees Waived by Adviser (000s)
Core Bond Fund	0.32%	$36,058
Core Plus Bond Fund	0.36	74,059
Municipal Bond Fund	0.36	31,668
Municipal High-Income Bond Fund	0.36	6,017
Large Cap Growth Fund	0.44	65,053
Large Cap Value Fund	0.44	43,190
Tax Managed Large Cap Fund	0.44	6,794
Small/Mid Cap Growth Fund	0.64	22,849
Small/Mid Cap Value Fund	0.64	19,571
Tax Managed Small/Mid Cap Fund	0.64	2,794
International Equity Fund	0.60	47,758
Tax Managed International Equity Fund	0.60	3,541

None of the advisory fees waived by the Adviser pursuant to the agreement described above are subject to recoupment by the Adviser.

521

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The Adviser has selected and the Board has approved the following Sub-advisers to sub-advise discrete portions of each of the Fund’s assets:

Fund	Sub-advisers
Core Bond Fund	Robert W. Baird & Co., Inc. J.P. Morgan Investment Management, Inc. Loomis, Sayles & Company L.P. PGIM, Inc.
Core Plus Bond Fund	Pacific Investment Management Company LLC Loomis, Sayles & Company, L.P. Metropolitan West Asset Management, LLC * BlackRock Investment Management, LLC
Municipal Bond Fund	FIAM, LLC BlackRock Investment Management, LLC MacKay Shields LLC
Municipal High-Income Bond Fund	Capital International, Inc. T. Rowe Price Associates, Inc.
Large Cap Growth Fund	Lazard Asset Management LLC Sustainable Growth Advisers, LP Jennison Associates LLC BlackRock Investment Management, LLC
Large Cap Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC Wellington Management Company LLP Artisan Partners Limited Partnership BlackRock Investment Management, LLC T. Rowe Price Associates, Inc. LSV Asset Management
Tax Managed Large Cap Fund	Barrow, Hanley, Mewhinney & Strauss, LLC ClearBridge Investments, LLC Parametric Portfolio Associates, LLC T. Rowe Price Associates, Inc.
Small/Mid Cap Growth Fund

Champlain Investment Partners, LLC

Eagle Asset Management, Inc.

Stephens Investment Management Group, LLC

BlackRock Investment Management, LLC

Artisan Partners Limited Partnership

Driehaus Capital Management LLC

Victory Capital Management Inc.

Small/Mid Cap Value Fund

Boston Partners Global Investors, Inc.

Vaughan Nelson Investment Management, L.P.

Silvercrest Asset Management Group LLC

BlackRock Investment Management, LLC

LSV Asset Management

MFS Investment Management

Diamond Hill Capital Management, Inc.

American Century Investment Management, Inc.

Tax Managed Small/Mid Cap Fund

AllianceBernstein L.P.

Goldman Sachs Asset Management L.P.

J.P. Morgan Investment Management, Inc.

Neuberger Berman Investment Advisers, LLC

Parametric Portfolio Associates, LLC

Allspring Global Investments, LLC

International Equity Fund

Baillie Gifford Overseas Limited

Mondrian Investment Partners Limited

WCM Investment Management, LLC

BlackRock Investment Management, LLC

Pzena Investment Management, LLC

Marathon Asset Management Limited

Tax Managed International Equity Fund	Parametric Portfolio Associates, LLC Pzena Investment Management, LLC T. Rowe Price Associates, Inc. Walter Scott & Partners Limited

*

Blackrock has entered into a sub-sub-advisory agreement with each of Blackrock International Limited (“BIL”), a U.K.-based affiliate of Blackrock, and Blackrock (Singapore) Limited (“BRS”), a Singapore-based affiliate of Blackrock, to facilitate the provision of advice and trading out of non-U.S. jurisdictions. BIL and BRS, each registered as an investment adviser with the SEC, organized in 1995 and 2000, respectively.

522

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Subject to the supervision of the Adviser, the Sub-advisers provide the Funds, among other services, a continuous investment program and determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Funds, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments. For their services as Sub-advisers to the Funds, each Sub-adviser is entitled to receive fees directly from each Fund it serves, except that any fees payable to BIL or BRS for their services as sub-sub-advisers to the Core Plus Bond Fund would be paid by BlackRock (and not the Adviser or the Core Plus Bond Fund).

Pursuant to an operating expense limitation agreement between the Adviser and the Funds, effective until October 28, 2025 (the “Expense Limitation Agreement”), the Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to each of the amounts listed below (each an “Expense Cap”).

Fund	Expense Cap
Core Bond Fund	0.48%
Core Plus Bond Fund	0.42
Municipal Bond Fund	0.48
Municipal High-Income Bond Fund	0.48
Large Cap Growth Fund	0.51
Large Cap Value Fund	0.51
Tax Managed Large Cap Fund	0.51
Small/Mid Cap Growth Fund	0.73
Small/Mid Cap Value Fund	0.73
Tax Managed Small/Mid Cap Fund	0.73
International Equity Fund	0.67
Tax Managed International Equity Fund	0.67

Any fee reductions or expense payments made by the Adviser pursuant to the Expense Limitation Agreement are subject to reimbursement by a Fund, if requested by the Adviser in the thirty-six (36) month period following such fee waiver and/or expense payment, if the aggregate amount actually paid by the Fund toward its aggregate operating expenses, as accrued each month (taking into account the reimbursement) does not exceed the applicable Expense Cap accrued for such month (a) at the time of the fee waiver and/or expense payment and (b) at the time of the reimbursement.

During the year ended June 30, 2024, the Funds did not exceed their respective Expense Caps, and there are no expense reimbursements currently available for recoupment in future periods.

Administrator – Brown Brothers Harriman & Co. (“BBH”) acts as Administrator to the Trust pursuant to an Administrative Agency Agreement. As Administrator, BBH provides certain services to the Trust, including, among other responsibilities, administrative, tax, legal, accounting services, portfolio compliance monitoring, and financial reporting for the maintenance and operations of the Funds. In addition, BBH makes available the personnel and facilities to provide such services. In its capacity as Administrator, BBH does not have any responsibility or authority for the portfolio management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Pursuant to the Administrative Agency Agreement, the Trust has agreed to pay such compensation as is mutually agreed upon from time to time and such out-of-pocket expenses as incurred by BBH in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the Administration fee in the Statements of Operations.

523

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Custodian – BBH also acts as Custodian to the Trust. In this capacity, BBH holds all cash and, directly or through a book entry system or an agent, securities of each Fund, delivers and receives payment for securities sold by such Fund, collects income from investments of each Fund and performs other duties as set forth in the Custodian Agreement between the Trust, on behalf of the Funds, and BBH. Custodian fees are paid monthly and based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The amounts paid directly to the Custodian by the Funds for custody services are included in Custody fees in the Statements of Operations.

Trustees – Trustee fees and expenses displayed in the Statements of Operations include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined by the 1940 Act (an “Independent Trustee”) of the Trust or a non-Edward Jones interested trustee. The Trustees who are affiliated with the Adviser or its parent company, are not compensated by the Trust.

Affiliated Transactions – The Funds may participate in purchase and sale transactions with other Funds or accounts that have a common investment adviser or Sub-adviser, commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security.

During the year ended June 30, 2024, the aggregate value of purchases and sales of cross trades with other Funds or accounts were as follows:

	Purchases (000s)	Sales (000s)	Realized Gain/(Loss) (000s)
Municipal Bond Fund	$30,000	$26,900	$—
Large Cap Growth Fund	170,314	223,778	46,806
Large Cap Value Fund	143,747	72,923	15,432
Small/Mid Cap Growth Fund	102,632	95,661	(3,757)
Small/Mid Cap Value Fund	63,311	105,258	27,384
International Equity Fund	85,883	83,840	(2,658)

7. INTERFUND LENDING AGREEMENT

On June 1, 2016, the Funds received exemptive relief from the SEC to enter into a master interfund lending agreement with each other that permits each Fund to lend money directly to and borrow money directly from other Funds for temporary purposes. Each Fund may lend, in the aggregate, up to 15% of its current net assets at the time of the loan but no more than 5% of its lending Fund’s net assets may be loaned to a single fund. A loan under the agreement will not exceed duration of seven days and interest is charged on borrowings at a rate determined based on current short-term market interest rates and short-term lending rates available to the Funds. As of June 30, 2024, the Funds have yet to lend under this agreement.

8. INVESTMENT TRANSACTIONS

For the year ended June 30, 2024, purchases and sales of investment securities, other than short-term investments, were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High- Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Purchases:
U.S. Government	$16,119,329	$106,712,044	$—	$468	$—	$—
Other	5,562,171	10,596,827	7,207,661	1,183,712	5,639,434	5,353,393
Sales:
U.S. Government	15,169,781	100,319,394	—	21	—	—
Other	5,886,102	8,891,193	3,901,203	485,417	9,065,795	3,670,082

524

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Purchases:
U.S. Government	$—	$—	$—	$—	$—	$—
Other	1,887,400	5,187,413	3,626,376	1,017,198	5,870,635	650,376
Sales:
U.S. Government	—	—	—	—	—	—
Other	674,408	4,889,820	3,311,524	305,286	5,444,919	235,927

9. FEDERAL INCOME TAX INFORMATION

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary differences and permanent reclassifications have no effect on net assets. For the fiscal year ended June 30, 2024, the Funds made permanent book-to-tax reclassifications primarily related to the treatment of foreign currency, passive foreign investment company sales adjustments, and utilization of earnings and profits distributed to shareholders on redemption of shares.

For the fiscal year ended June 30, 2024, the Funds made the following reclassifications between total distributable earnings and paid-in capital:

	Total Distributable Earnings/(Loss) (000s)	Paid-in Capital (000s)
Core Bond Fund	$—	$—
Core Plus Bond Fund	—	—
Municipal Bond Fund	—	—
Municipal High-Income Bond Fund	—	—
Large Cap Growth Fund	(169,408)	169,408
Large Cap Value Fund	(54,677)	54,677
Tax Managed Large Cap Fund	—	—
Small/Mid Cap Growth Fund	3	(3)
Small/Mid Cap Value Fund	(20,226)	20,226
Tax Managed Small/Mid Cap Fund	—	—
International Equity Fund	3	(3)
Tax Managed International Equity Fund	—	—

At June 30, 2024, gross unrealized appreciation and (depreciation) of investments and derivative contracts based on cost for federal income tax purposes were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High-Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Tax Cost of Portfolio	$18,601,051	$43,868,980	$14,837,600	$3,087,152	$14,828,653	$15,452,555

Gross Unrealized App	$68,198	$472,825	$147,926	$74,022	$10,465,122	$6,354,494
Gross Unrealized Dep	(1,409,276)	(2,091,468)	(257,547)	(24,890)	(343,517)	(691,453)

Net Unrealized App/(Dep)	$(1,341,078)	$(1,618,643)	$(109,621)	$49,132	$10,121,605	$5,663,041

	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/ Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Tax Cost of Portfolio	$3,343,205	$6,600,216	$6,240,178	$1,412,400	$15,855,600	$1,383,392

Gross Unrealized App	$1,123,079	$2,141,097	$2,022,399	$253,288	$4,445,936	$327,928
Gross Unrealized Dep	(14,506)	(412,763)	(396,055)	(30,893)	(2,075,753)	(69,802)

Net Unrealized App/(Dep)	$1,108,573	$1,728,334	$1,626,344	$222,395	$2,370,183	$258,126

525

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The differences between book basis and tax basis appreciation/(depreciation) on investments is primarily attributable to wash sale loss deferrals, and differences in the tax treatment of mark to market on passive foreign investment companies, mark to market on derivatives, non-REIT return of capital, outstanding partnership basis, the amortization of premiums and defaulted bond accrual.

As of June 30, 2024, the components of distributable earnings/(losses) on a tax basis were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High-Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Accumulated Capital and Losses (1)	$(1,219,648)	$(3,747,019)	$(297,474)	$(1,929)	$—	$—
Other (2)	(72)	(4,490)	(12)	(267)	(2)	(1)
Undistributed Ordinary Income	1,402	19,180	—	—	97,943	53,310
Undistributed Tax Exempt Income	—	—	5,757	4,564	—	—
Undistributed Long Term Capital Gain	—	—	—	—	1,165,610	817,373
Unrealized Appreciation/(Depreciation)	(1,341,047)	(1,617,384)	(109,621)	49,204	10,121,609	5,662,959

Total Distributable Earnings/(Loss)	$(2,559,365)	$(5,349,713)	$(401,350)	$51,572	$11,385,160	$6,533,641

	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/ Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Accumulated Capital and Losses (1)	$(103,648)	$(185,957)	$—	$(74,730)	$(18,221)	$(43,061)
Other (2)	—	—	—	—	(9)	—
Undistributed Ordinary Income	21,850	27,254	117,872	5,957	390,126	30,863
Undistributed Tax Exempt Income	—	—	—	—	—	—
Undistributed Long Term Capital Gain	—	—	311,811	—	—	—
Unrealized Appreciation/(Depreciation)	1,108,572	1,728,334	1,626,345	222,394	2,353,297	258,077

Total Distributable Earnings/(Loss)	$1,026,774	$1,569,631	$2,056,028	$153,621	$2,725,193	$245,879

(1)	Includes capital loss carryforwards and late year loss deferrals.

(2)	Includes straddle loss deferrals and organizational costs.

At June 30, 2024, the Funds had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High-Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Short-Term	$464,219	$1,721,765	$77,779	$1,878	$—	$—
Long-Term	755,429	2,025,254	219,695	51	—	—

	$1,219,648	$3,747,019	$297,474	$1,929	$—	$—

	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Short-Term	$103,648	$185,957	$—	$72,633	$—	$36,467
Long-Term	—	—	—	2,097	18,221	6,594

	$103,648	$185,957	$—	$74,730	$18,221	$43,061

526

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The tax character of distributions paid by the Funds during the fiscal periods ended June 30, 2024 and June 30, 2023 were as follows:

	Core Bond Fund (000s)		Core Plus Bond Fund (000s)		Municipal Bond Fund (000s)		Municipal High- Income Bond Fund (000s)
	2024	2023	2024	2023	2024	2023	2024	2023
Distributions paid from:
Ordinary Income (1)	$694,935	$560,827	$1,506,112	$1,203,781	$21,620	$14,934	$7,813	$995
Tax Exempt Income	—	—	—	—	390,751	309,447	114,560	19,479
Long-term Capital Gains	—	—	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$694,935	$560,827	$1,506,112	$1,203,781	$412,371	$324,381	$122,373	$20,474

	Large Cap Growth Fund (000s)		Large Cap Value Fund (000s)		Tax Managed Large Cap Fund (000s)		Small/Mid Cap Growth Fund (000s)
	2024	2023	2024	2023	2024	2023	2024	2023
Distributions paid from:
Ordinary Income (1)	$190,323	$130,160	$403,978	$404,103	$32,394	$6,368	$24,210	$10,849
Tax Exempt Income	—	—	—	—	—	—	—	—
Long-term Capital Gains	—	—	578,228	937,296	—	—	—	—
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$190,323	$130,160	$982,206	$1,341,399	$32,394	$6,368	$24,210	$10,849

	Small/Mid Cap Value Fund (000s)		Tax Managed Small/Mid Cap Fund (000s)		International Equity Fund (000s)		Tax Managed International Equity Fund (000s)
	2024	2023	2024	2023	2024	2023	2024	2023
Distributions paid from:
Ordinary Income (1)	$104,862	$70,751	$7,908	$1,763	$432,043	$269,812	$25,281	$2,948
Tax Exempt Income	—	—	—	—	—	—	—	—
Long-term Capital Gains	178,349	352,660	—	—	—	66,503	—	—
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$283,211	$423,411	$7,908	$1,763	$432,043	$336,315	$25,281	$2,948

(1)	Ordinary Income includes net short-term capital gains, if any.

10. RISKS

Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectuses and statements of additional information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – Certain Funds invest in fixed-income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Alternatively, if rates fall, the value of these investments generally increases. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed-income markets and result in a decline in the value of the fixed-income investments held by the Funds. The value of a fixed-income security with greater duration will be more sensitive to changes in interest rates than a similar security with shorter duration. Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates. The prices of fixed-income securities with shorter duration generally will be less affected by changes in interest rates than the prices of fixed-income securities with greater duration. For example, a five-year duration means the fixed-income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed-income securities will not affect cash income generated, but may affect the value of an investment in the Fund.

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Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed-income securities with similar durations. Interest rate changes can be sudden and unpredictable, and a wide variety of factors can cause interest rates to rise or fall, including government and/or central bank policy and action, inflationary or deflationary pressures, supply of and demand for debt securities, and changes in general market and economic conditions. A sudden or unpredictable rise or decline in interest rates may cause volatility and reduced liquidity in the money market securities markets, which could make it more difficult for the Fund to sell its investments at a time when it may be advantageous to do so and could cause the value of the Fund’s investments to decline, potentially suddenly and significantly.

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Redemption Risk – A Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Because the Funds currently are only available to participants in the Advisory Programs, a reduction in the allocation of an Advisory Program’s assets to the Funds could result in one or more large redemption requests. Moreover, as a result of the requirement that a Fund satisfy redemption requests even during times of significant market or economic turmoil, a Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require a Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur or the market recovers. These transactions could also have tax consequences for shareholders if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. In addition, a large redemption could result in a Fund’s expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

d) Credit Risk – There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

e) Counterparty Risk – When a Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

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Notes to Financial Statements (Continued)

f) Market Risk – Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. The interconnection of international markets means that events in one country or region may affect the markets in other countries and regions, increasing the likelihood that regulatory events, inflation, interest rates, government defaults, government shutdowns, wars, regional conflicts, social unrest, natural disasters, acts of terrorism, infectious illness or other public health issues and recessions could affect the securities market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

g) Equity Securities Risk – Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

h) Multi-Manager and Multi-Style Management Risk – Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

i) Foreign Securities Risk – The securities of foreign issuers, including ADRs and GDRs and including securities of issuers in emerging market countries, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy. In addition, periodic U.S. Government prohibitions on investments in issuers from certain foreign countries may require a Fund to sell such investments at inopportune times, which could result in losses to the Fund.

j) Currency Risk – While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward foreign currency exchange contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

k) Geographic Focus Risk – To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

l) High Yield Securities Risk – High yield, or “junk”, securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s credit worthiness.

m) Cybersecurity Risk – The Funds and their service providers may be susceptible to operational, information, security and related risks. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.

n) Taxation Risk – Certain Funds are managed to seek to minimize tax consequences to shareholders, but there is no guarantee that such Funds will be able to operate without incurring taxable income and gains to shareholders. Such Funds will engage in tax management techniques such as tax loss harvesting, whereby securities are sold in order to generate capital losses to offset current and future capital gains. However, there are certain risks inherent with tax loss harvesting, including the possibility that such activity does not improve the Fund’s after-tax returns. During certain market conditions, such as lower volatility periods and periods of strong economic growth, a Fund’s ability to generate capital losses to offset capital gains may be limited, which would limit the Fund’s ability to implement its tax loss harvesting strategy. In addition, because loss harvesting continuously decreases the cost-basis of a Fund’s portfolio, there is a risk that opportunities to realize losses may decrease over time.

Tax loss harvesting may also increase a Fund’s portfolio turnover rates. In addition, the “wash sales” rule will limit a Fund’s ability to currently recognize a loss from the tax loss harvesting strategy when selling and purchasing substantially identical assets within a 61-day window (i.e., a period beginning 30 days before the date of such purchase or the sale and ending 30 days after such date). In such a case, the basis of the newly purchased securities will be adjusted to reflect the disallowed loss.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (“Topic 848”): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the guidance is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), which was expected to occur (and which did occur) on June 30, 2023. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation than LIBOR. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting.

The guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. To ensure the relief in Topic 848 covers the period of time during which a significant number of modifications may take place, the amendments in the proposed ASU have deferred the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities would no longer be permitted to apply the relief in Topic 848. At this time, management has determined there has been no impact of the ASU’s adoption to the Funds’ financial statements and various filings.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of this report and has determined that there are no material events that would require accrual or disclosure.

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Bridge Builder Mutual Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Bridge Builder Trust and Shareholders of Bridge Builder Core Bond Fund, Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Municipal High-Income Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Tax Managed Large Cap Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund, Bridge Builder Tax Managed Small/Mid Cap Fund, Bridge Builder International Equity Fund and Bridge Builder Tax Managed International Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twelve of the funds constituting Bridge Builder Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of June 30, 2024, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Bridge Builder Core Bond Fund (1)

Bridge Builder Core Plus Bond Fund (1)

Bridge Builder Municipal Bond Fund (1)

Bridge Builder Municipal High-Income Bond Fund (2)

Bridge Builder Large Cap Growth Fund (1)

Bridge Builder Large Cap Value Fund (1)

Bridge Builder Tax Managed Large Cap Fund (1)

Bridge Builder Small/Mid Cap Growth Fund (1)

Bridge Builder Small/Mid Cap Value Fund (1)

Bridge Builder Tax Managed Small/Mid Cap Fund (1)

Bridge Builder International Equity Fund (1)

Bridge Builder Tax Managed International Equity Fund (1)

(1) Statement of operations for the year ended June 30, 2024 and statement of changes in net assets for the years ended June 30, 2024 and 2023

(2) Statement of operations for the year ended June 30, 2024, and statement of changes in net assets for the year ended June 30, 2024 and the period April 13, 2023 (inception date) through June 30, 2023

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

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Report of Independent Registered Public Accounting Firm (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

August 26, 2024

We have served as the auditor of one or more investment companies in the Bridge Builder Trust since 2013.

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Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Traditional Funds (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”), including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements.

At an in-person meeting of the Board held on May 29-30, 2024 (the “May Renewal Meeting”), the Trustees, including the Independent Trustees, considered and approved the continuance of an investment advisory agreement (the “Advisory Agreement”) with Olive Street Investment Advisers, LLC (“Olive Street” or the “Adviser”) for the Bridge Builder Core Bond Fund (the “Core Bond Fund”), the Bridge Builder Core Plus Bond Fund (the “Core Plus Bond Fund”), the Bridge Builder Municipal Bond Fund (the “Municipal Bond Fund”), the Bridge Builder Municipal High-Income Bond Fund (the “Municipal High-Income Bond Fund”), the Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”), the Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”), the Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”), the Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”), and the Bridge Builder International Equity Fund (the “International Equity Fund”) (collectively, the “Funds”). The Trustees, including the Independent Trustees, also considered and approved the continuance of an investment sub-advisory agreement or investment sub-sub-advisory agreement, as applicable (each, a “Sub-advisory Agreement” and collectively, the “Sub-advisory Agreements”), with each of the following Fund subadvisers or sub-subadvisers whose Sub-advisory Agreements were subject to renewal at the May Renewal Meeting (listed next to the Fund(s) for which it serves as subadviser or sub-subadviser) (each, a “Subadviser” and collectively, the “Subadvisers”):

Bridge Builder Fund	Subadvisers and Sub-Subadvisers
Core Bond Fund	Robert W. Baird & Co. Inc. (“Baird”) J.P. Morgan Investment Management, Inc. (“J.P. Morgan”) Loomis, Sayles & Company, L.P. (“Loomis”) PGIM, Inc. (“PGIM”)
Core Plus Bond Fund

Pacific Investment Management Company LLC (“PIMCO”)

Loomis

Metropolitan West Asset Management, LLC (“MetWest”)

BlackRock Investment Management, LLC* (“BIM”)

BlackRock International Limited (UK) (Sub-subadviser)*

BlackRock (Singapore) Limited (Sub-subadviser)*

Municipal Bond Fund	FIAM LLC (“FIAM”) MacKay Shields LLC (“MacKay Shields”) BIM
Municipal High-Income Bond Fund	T. Rowe Price Associates, Inc. (“T. Rowe Price”) Capital International, Inc. (“Capital”)
Large Cap Growth Fund	Lazard Asset Management LLC (“Lazard”) Sustainable Growth Advisers, LP (“SGA”) Jennison Associates LLC (“Jennison”) BIM
Large Cap Value Fund

Artisan Partners Limited Partnership (“Artisan Partners”)

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”)

Wellington Management Company, LLP (“Wellington”)

BIM

T. Rowe Price

LSV Asset Management (“LSV”)

Small/Mid Cap Growth Fund

Eagle Asset Management, Inc. (“Eagle”)

Champlain Investment Partners, LLC (“Champlain”)

Artisan Partners

BIM

Stephens Investment Management Group, LLC (“Stephens”)

Driehaus Capital Management LLC (“Driehaus”)

Victory Capital Management, Inc. (“Victory”)

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Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Traditional Funds (Unaudited) (Continued)

Bridge Builder Fund	Sub-advisers and Sub-Subadvisers
Small/Mid Cap Value Fund

Vaughan Nelson Investment Management, LP (“Vaughan Nelson”)

Boston Partners Global Investors, Inc. (“Boston Partners”)

Silvercrest Asset Management Group LLC (“Silvercrest”)

BIM

LSV

Diamond Hill Capital Management, Inc. (“Diamond Hill”)

Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”)

American Century Investment Management, Inc. (“American Century”)

International Equity Fund

Baillie Gifford Overseas Limited (“Baillie Gifford”)

BIM

Pzena Investment Management, LLC (“Pzena”)

Mondrian Investment Partners Limited (“Mondrian”)

WCM Investment Management (“WCM”)

Marathon Asset Management Limited (“Marathon”)

*

BlackRock International Limited (UK) (“BIL”) and BlackRock (Singapore) Limited (“BSL”) each serve as investment sub-subadvisers of the Core Plus Bond Fund pursuant to Investment Sub-sub-advisory Agreements between BlackRock Investment Management LLC (“BIM” and, together with BIL and BSL, “BlackRock”) and BIL and BSL, respectively.

In connection with the annual contract review process and in advance of the May Renewal Meeting, the Adviser and the Subadvisers provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Advisory Agreement and Sub-advisory Agreements (collectively, the “Agreements”). The information furnished by the Adviser and the Subadvisers included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by the Adviser and the Subadvisers to the Funds; (ii) each Fund’s historical investment performance and the historical investment performance of each Subadviser; (iii) the Adviser’s and the Subadvisers’ business, operations and personnel, including portfolio managers; (iv) the investment practices and techniques used by the Adviser and the Subadvisers in managing the Funds; (v) the management fees payable by the Funds to the Adviser and the Funds’ overall fees and operating expenses, including in comparison to those of a category and a peer group of mutual funds; (vi) the sub-advisory fees payable to each Subadviser; (vii) the Adviser’s and the Subadvisers’ compliance programs and related policies and procedures; (viii) the financial condition of the Adviser and the Subadvisers; and (ix) other “fall-out” benefits the Adviser and/or its affiliates and the Subadvisers may receive based on their relationships with the Funds. At a meeting of the Board held on May 2, 2024 and at the May Renewal Meeting (collectively, the “May Meetings”), representatives of the Adviser made presentations to and responded to questions from the Trustees regarding services, fees, and other aspects of the Agreements.

In addition to the May Meetings, the Board met periodically over the course of the year since the most recent annual renewal of the Agreements. At these meetings, representatives of the Adviser and the Subadvisers furnished reports and other information to the Board, and engaged in discussions with the Board, regarding, among other things, the performance of the Funds and the Subadvisers, the services provided to the Funds by the Adviser and the Subadvisers, the Funds’ distribution arrangements, and compliance, risk management and operational matters related to the Trust, the Funds, the Adviser, and the Subadvisers. In addition, the Board received information between regularly scheduled meetings on particular matters as the need arose.

Throughout the evaluation process, including at the May Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including detailed memoranda from independent legal counsel regarding the legal standards applicable to the consideration of the approval of the Agreements. In connection with their deliberations, the Independent Trustees met separately with their independent legal counsel on May 1, 2024 and in executive session and other informal meetings on several occasions, outside the presence of the interested Trustees, Trust officers, and representatives of the Adviser and the Subadvisers, to consider their responsibilities under relevant laws and to discuss the Agreements and materials

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Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Traditional Funds (Unaudited) (Continued)

presented and other matters deemed relevant to their consideration of the approval of the Agreements. The Independent Trustees used a team-based approach, with each team consisting of a sub-set of Independent Trustees, for purposes of facilitating the review of the materials provided by the Subadvisers.

In considering and approving the Agreements, the Trustees considered information that they deemed relevant, including, but not limited to, the information discussed in further detail below. The Board’s decision to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically in connection with the May Meetings, as well as the knowledge gained over time through previous interactions with the Adviser and the Subadvisers. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors and information. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decision to approve the continuation of the Agreements rather than to be all-inclusive.

1. The Nature, Extent and Quality of the Services Provided by the Adviser and the Subadvisers. The Trustees considered the nature, extent and quality of the services provided to the Funds by the Adviser and each Subadviser, including their respective responsibilities for management of the Funds. In this regard, the Board considered the terms of the Agreements and the range of services provided by the Adviser and Subadvisers, including the Adviser’s oversight role and responsibilities with regard to the Subadvisers, and the Subadvisers’ roles in the day-to-day management of each Fund’s portfolio. The Board evaluated information about the nature and extent of responsibilities retained and risks assumed by the Adviser that were not delegated to or assumed by the Subadvisers, including the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Funds. The Board also evaluated the Adviser’s ongoing oversight of the Subadvisers, which includes continuous analysis of, and regular discussions with each Subadviser about, among other things, the investment strategies, performance and trading operations of the portion of a Fund’s assets managed by a particular Subadviser, and periodic on-site or virtual and other meetings with the Subadvisers. The Board further considered the Adviser’s provision of advisory services in connection with setting and continuously evaluating the design of the Funds, selecting, monitoring, and terminating Subadvisers, and making asset allocation adjustments among the Subadvisers, as well as the impact of the Adviser’s services on each Fund’s investment performance. The Board noted that the Adviser has demonstrated a record of initiating changes to the Subadvisers and asset allocations among the Subadvisers when warranted. The Board also took into account the Adviser’s oversight of the Funds’ operations and the Funds’ other service providers.

The Board considered the Adviser’s and each Subadviser’s operations, including personnel and other resources devoted to supporting such operations. The Board noted key personnel additions to and departures from the Adviser and certain Subadvisers, as well as their succession planning practices to ensure continuity of services provided to the Funds. The Board considered the Adviser’s and each Subadviser’s ability to attract and retain qualified personnel to service the Funds and the experience and skills of key management and investment personnel of the Adviser and the Subadvisers. With respect to the Subadvisers, the Board considered each Subadviser’s investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and reputation.

The Board also noted the compliance programs and compliance experience of the Adviser and the Subadvisers. The Board considered the Adviser’s day-to-day oversight of each Fund’s compliance with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of the Adviser’s oversight responsibilities in this regard. In addition, the Board considered the administrative and other services that are provided to the Funds by the Adviser, including analytical and other tools the Adviser employs to help manage the Funds’ risks and oversee the Subadvisers. The Board recognized that the Funds may benefit from the Adviser’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

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Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Traditional Funds (Unaudited) (Continued)

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser and the Subadvisers are capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Agreements.

2. Fees and Other Expenses. The Board received and reviewed reports prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, comparing each Fund’s contractual management fee, net management fee, and gross and net total expense ratios (net of fee and expense waivers and reimbursements) to those paid by an independently-selected Morningstar category and peer group of mutual funds. The Board noted that each of the Funds’ gross and net total expense ratios were below their respective peer group medians. The Board also noted that, except for the Core Plus Bond Fund and the Municipal Bond Fund, each Fund’s contractual management fee was equal to or below its respective peer group median. The Board noted that, while the contractual management fee before waivers for each of the Core Plus Bond Fund and the Municipal Bond Fund was higher than its respective peer group median, each Fund’s net management fee was lower than its peer group median. The Board received a description of the methodology used by Broadridge to select the mutual funds in each Fund’s peer group. While the Board recognized that comparisons between a Fund and its peer group may be imprecise, the comparative, independently-selected information provided by Broadridge assisted the Board in evaluating the reasonableness of the Funds’ management fees and total expenses.

The Board observed that the Adviser confirmed that it has no other clients with investment strategies similar to those of the Funds for purposes of comparison. The Board also reviewed comparative fee information provided by certain of the Subadvisers regarding fees that they charged to other clients with investment strategies similar to those of the portion of the Fund’s assets allocated to the particular Subadviser, including any institutional separate account clients and registered fund clients for which the Subadviser serves as either primary investment adviser or subadviser. To the extent provided, the Board reviewed information about structural, operational and other differences, including the amount of assets being managed and the range of services provided, between such other clients and the portion of the Fund’s assets managed by the particular Subadviser.

The Board noted that the Adviser has contractually agreed to waive its management fees for each Fund to the extent fees payable to the Adviser exceed the aggregate subadvisory fees paid to each Subadviser of the Fund. The Board noted that the Adviser may terminate this waiver arrangement without Board approval effective upon the end of the then current one-year period, by providing the Board written notice of such termination by April 15. The Board further noted that the Adviser has irrevocably agreed not to exercise its right to terminate the waiver arrangement upon the end of the current one-year period, resulting in the arrangement continuing until at least October 28, 2025.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees payable under the Agreements are reasonable in light of the nature, extent and quality of the services rendered by the Adviser and the Subadvisers.

3. Investment Performance. The Board reviewed the investment performance of each Fund and Subadviser over different time periods and evaluated the Adviser’s analysis of the Fund’s and Subadviser’s performance for these time periods. The Board considered the investment performance of each Fund on an absolute basis and in comparison to appropriate benchmarks and each Fund’s respective Morningstar category and peer group as independently selected by Broadridge. The Board also considered that it received detailed information on the performance of each Fund and Subadviser in connection with each of its regular quarterly meetings throughout the year. The Board considered that, at each quarterly Board meeting, the Trustees focused particular attention on information indicating less favorable performance of certain Funds and Subadvisers for specific time periods and the Adviser’s Portfolio Solutions Team reviewed with the Board factors contributing to such performance and the Portfolio Solutions Team’s evaluation of such performance in light of the Funds’ design objectives.

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For purposes of the Fund-by-Fund discussion below, each performance time period for the performance of the Funds and Subadvisers is the applicable period ended December 31, 2023, and the performance of each Fund and its Subadvisers relative to the “benchmark index” refers to the Fund’s benchmark index as identified by Broadridge.

The Board reviewed the performance of the Core Bond Fund. The Board observed that the Core Bond Fund outperformed its peer group median and the benchmark index for the one-, three- and five-year periods. The Board also reviewed the investment performance of each Subadviser of the Core Bond Fund. In so doing, the Board observed that J.P. Morgan, Loomis, PGIM and Baird each outperformed the benchmark index for the one-, three- and five-year periods.

The Board reviewed the performance of the Core Plus Bond Fund. The Board observed that the Core Plus Bond Fund outperformed its peer group median for the three- and five-year periods and underperformed its peer group median for the one-year period. The Board further observed that the Core Plus Bond Fund outperformed the benchmark index for the one-, three- and five-year periods. The Board also reviewed the investment performance of each Subadviser of the Core Plus Bond Fund. In doing so, the Board observed that: (i) Loomis, PIMCO and Metwest each outperformed the benchmark index for the one-, three- and five-year periods; and (ii) BlackRock outperformed the benchmark index for the one-year period, while BlackRock’s performance information for the three- and five-year periods was unavailable as BlackRock began managing its sleeve of the Fund in October 2021.

The Board reviewed the performance of the Municipal Bond Fund. The Board observed that the Municipal Bond Fund outperformed its peer group median and the benchmark index for the one-, three- and five-year periods. In reviewing the investment performance of each Subadviser of the Municipal Bond Fund, the Board observed that: (i) BIM and FIAM each outperformed the benchmark index for the one- three-, and five-year periods; and (ii) MacKay Shields outperformed the benchmark index for the one-year period, while MacKay Shields’ performance information for the three- and five-year periods was unavailable as MacKay Shields began managing its sleeve of the Fund in January 2021.

With respect to the Municipal High-Income Bond Fund, the Board observed that performance information for the one-, three- and five-year periods ending December 31, 2023 was unavailable because the Fund launched on April 13, 2023. The Board received and considered information about the performance of the Fund and its Subadvisers since the Fund’s inception and noted the Adviser’s view that the limited track record of the Fund was not sufficient to draw meaningful conclusions surrounding the performance of the Fund. The Board further noted the Adviser’s representations that the performance of the Fund and each of its Subadvisers since the Fund’s inception has been in line with the Adviser’s expectations. The Board also noted the Adviser’s commitment to continue to report to the Board the performance of the Fund and its Subadvisers on a quarterly basis throughout the upcoming year to facilitate the Board’s ongoing review of the Fund’s investment performance.

The Board reviewed the investment performance of the Large Cap Growth Fund. The Board observed that the Fund outperformed its peer group median for the three- and five-year periods and underperformed its peer group median for the one-year period. The Board noted that the Large Cap Growth Fund underperformed the benchmark index for the one-, three- and five-year periods. In reviewing the investment performance of each Subadviser of the Large Cap Growth Fund, the Board noted that: (i) Jennison outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three- and five-year periods; (ii) SGA underperformed the benchmark index for the one-, three- and five-year periods; (iii) BIM performed within 10 basis points of the benchmark index for the one-, three- and five-year periods; and (iv) Lazard outperformed the benchmark index for the three-year period and underperformed the benchmark index for the one- and five-year periods.

The Board considered the performance of the Large Cap Value Fund. The Board noted that the Large Cap Value Fund outperformed its peer group median and its benchmark index for the one-, three- and five-year periods. In reviewing the investment performance of each Subadviser of the Large Cap Value Fund, the Board noted that:

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(i) Wellington outperformed the benchmark index for the five-year period and underperformed the benchmark index for the one- and three-year periods; (ii) Artisan and Barrow Hanley each outperformed the benchmark index for the one-, three- and five-year periods; (iii) BIM performed within 6 basis points of the benchmark index for the one-, three- and five-year periods; (iv) LSV outperformed the benchmark index for the one- and three-year periods, while LSV’s performance information for the five-year period was unavailable as LSV began managing its sleeve of the Fund in May 2020; and (v) T. Rowe Price outperformed the benchmark index for the three-year period and underperformed the benchmark index for the one-year period, while T. Rowe Price’s performance information for the five-year period was unavailable as T. Rowe Price began managing its sleeve of the Fund in May 2020.

The Board reviewed the investment performance of the Small/Mid Cap Growth Fund. The Board observed that the Fund outperformed its peer group median for the one- and three-year periods and was equal to the performance of its peer group median for the five-year period. The Board noted that the Small/Mid Cap Growth Fund outperformed its benchmark index for the one- and three-year periods and underperformed its benchmark index by 6 basis points for the five-year period. In reviewing the investment performance of each Subadviser of the Small/Mid Cap Growth Fund, the Board observed that: (i) Stephens outperformed the benchmark index for the one-, three- and five-year periods; (ii) Eagle and Champlain each outperformed the benchmark index for the three- and five-year periods and underperformed the benchmark index for the one-year period; (iii) one BIM sleeve of the Fund underperformed the benchmark index for the one-, three- and five-year periods, while the other BIM sleeve of the Fund outperformed the benchmark index for the one-, three- and five-year periods; (iv) Victory and Driehaus each outperformed the benchmark for the one-year period, while the performance information for each of Victory and Driehaus for the three- and five-year periods was unavailable as each Subadviser began managing its respective sleeve of the Fund in September 2021; and (v) Artisan outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-year period, while the performance information for Artisan for the five-year period was unavailable as Artisan began managing its sleeve of the Fund in June 2020.

The Board reviewed the performance of the Small/Mid Cap Value Fund. The Board observed that the Fund outperformed its peer group median for the one-, three- and five-year periods. The Board further observed that the Small/Mid Cap Value Fund outperformed its benchmark index for the three- and five-year periods and underperformed its benchmark index for the one-year period. In reviewing the investment performance of each Subadviser of the Small/Mid Cap Value Fund, the Board noted that: (i) Boston Partners and Vaughan Nelson each outperformed the benchmark index for the one-, three- and five-year periods; (ii) Silvercrest outperformed the benchmark index for the five-year period and underperformed the benchmark index for the one- and three-year periods; (iii) LSV outperformed the benchmark index for the three- and five-year periods and underperformed the benchmark index for the one-year period; (iv) one BIM sleeve of the Fund underperformed the benchmark index for the one-, three- and five-year periods, while the other BIM sleeve of the Fund outperformed the benchmark index for five-year period and underperformed the benchmark index for the one- and three-year periods; (v) MFS outperformed the benchmark index for the three-year period and underperformed the benchmark index for the one-year period, while MFS’s performance information for the five-year period was unavailable as MFS began managing its sleeve of the Fund in January 2019; (vi) Diamond Hill underperformed the benchmark index for the one- and three-year periods, while Diamond Hill’s performance information for the five-year period was unavailable as Diamond Hill began managing its sleeve of the Fund in January 2019; and (vii) American Century outperformed the benchmark index for the one-year period, while American Century’s performance information for the three- and five-year periods was unavailable as American Century began managing its sleeve of the Fund in June 2021.

The Board considered the performance of the International Equity Fund. The Board observed that the International Equity Fund outperformed its peer group median and underperformed the benchmark index for the one-year period, underperformed its peer group median and the benchmark index for the three-year period, and outperformed the benchmark index and underperformed its peer group median for the five-year period. In reviewing the performance of each Subadviser of the International Equity Fund, the Board noted that: (i) Pzena outperformed the benchmark index for the one-, three- and five-year periods; (ii) WCM outperformed the benchmark index for the five-year period and

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Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Traditional Funds (Unaudited) (Continued)

underperformed the benchmark index for the one- and three-year periods; (iii) Mondrian outperformed the benchmark index for the one- and three-year periods and underperformed the benchmark for the five-year period; (iv) Baillie Gifford underperformed the benchmark index for the one-, three- and five-year periods; (v) one BIM sleeve of the Fund underperformed the benchmark index for the one- and three-year periods and outperformed the benchmark index for the five-year period, while the other BIM sleeve of the Fund outperformed the benchmark index for the one- and three-year periods and underperformed the benchmark index for the five-year period; and (vi) Marathon underperformed the benchmark index for the one-year period, while Marathon’s performance information for the three- and five-year periods was unavailable as Marathon began managing its sleeve of the Fund in June 2021.

Taking into account the performance information above and other performance information deemed relevant by the Board, including any steps that the Adviser and Subadvisers had taken, or had agreed to take, to address underperformance, the Board concluded that the investment performance generated for each Fund was generally satisfactory, or that any steps taken, or agreed to be taken, by the Adviser and Subadvisers to address any performance issues were satisfactory.

4. Profitability and Economies of Scale. The Board considered that the Adviser has contractually agreed to waive its management fees for each Fund to the extent fees payable to the Adviser exceed the aggregate subadvisory fees paid to each Subadviser of the Fund. The Board considered that the Adviser, therefore, does not profit from providing advisory services to the Funds or receive any differential compensation from allocating assets in any particular manner among the Subadvisers. In addition, the Board did not consider the profitability of the Subadvisers to be a material factor in their determination, given that the Subadvisers are not affiliated with the Adviser and the Board received a representation from the Adviser that the sub-advisory fees are the result of an arms’ length negotiation. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board also received and considered information about the extent to which economies of scale may be realized as the Funds’ assets grow and whether the Funds’ fee structure is designed to share the benefits of economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that most of the Subadvisers have agreed to contractual breakpoints in their sub-advisory fee schedules, which accrue to the benefit of Fund shareholders in light of the Adviser’s contractual management fee waiver.

5. Indirect Benefits. The Board considered other benefits to the Adviser and its affiliates and the Subadvisers from their relationships with the Funds. The Board noted that Fund shares are available exclusively to investors participating in investment advisory programs (asset-based fee programs) sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser, as well as current and former Trustees. Accordingly, the Board received and considered information about asset-based fee rates charged by Edward Jones to participants in such investment advisory programs in connection with their investments in the Funds. In addition, the Board considered information regarding potential “float” interest benefits received by Edward Jones in connection with certain investor transactions in the Funds’ shares, including information regarding trends over time. Further, the Board considered that the Adviser, Edward Jones and each Subadviser may derive a benefit to their reputations and standing in the investment community from their relationship with the Funds. The Board also noted that certain Subadvisers use soft dollars generated from executing Fund portfolio trades to purchase research, which could be viewed as a fall-out benefit to such Subadvisers to the extent they use the research generated from such trading activities across their client base.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above and other information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements for an additional year.

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Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Tax Managed Funds (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”), including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements.

At an in-person meeting of the Board held on May 29-30, 2024 (the “May Renewal Meeting”), the Trustees, including the Independent Trustees, considered and approved the continuance of an investment advisory agreement (the “Advisory Agreement”) with Olive Street Investment Advisers, LLC (“Olive Street” or the “Adviser”) for the Bridge Builder Tax Managed Large Cap Fund (the “Tax Managed Large Cap Fund”), the Bridge Builder Tax Managed Small/Mid Cap Fund (the “Tax Managed Small/Mid Cap Fund”) and the Bridge Builder Tax Managed International Equity Fund (the “Tax Managed International Equity Fund”) (collectively, the “Funds”). The Trustees, including the Independent Trustees, also considered and approved the continuance of an investment sub-advisory agreement (each, a “Sub-advisory Agreement” and collectively, the “Sub-advisory Agreements”) with each of the following Fund subadvisers whose Sub-advisory Agreements were subject to renewal at the May Renewal Meeting (listed next to the Fund(s) for which it serves as subadviser) (each, a “Subadviser” and collectively, the “Subadvisers”):

Bridge Builder Fund	Subadvisers
Tax Managed Large Cap Fund

Parametric Portfolio Associates LLC (“Parametric”)

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”)

ClearBridge Investments, LLC (“ClearBridge”)

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Tax Managed Small/Mid Cap Fund

Parametric

AllianceBernstein L.P. (“AllianceBernstein”)

Goldman Sachs Asset Management, L.P. (“GSAM”)

J.P. Morgan Investment Management Inc. (“J.P. Morgan”)

Neuberger Berman Investment Advisers LLC (“Neuberger Berman”)

Allspring Global Investments, LLC (“Allspring”)

Tax Managed International Equity Fund	Parametric Pzena Investment Management, LLC (“Pzena”) T. Rowe Price Walter Scott & Partners Limited (“Walter Scott”)

Parametric serves as the tax overlay manager and as the direct indexing manager for each Fund. Each Subadviser other than Parametric is referred to herein as a “Model Provider.”

In connection with the annual contract review process and in advance of the May Renewal Meeting, the Adviser and the Subadvisers provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Advisory Agreement and Sub-advisory Agreements (collectively, the “Agreements”). The information furnished by the Adviser and the Subadvisers included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by the Adviser and the Subadvisers to the Funds; (ii) each Fund’s historical investment performance and the historical investment performance of each Subadviser; (iii) the Adviser’s and the Subadvisers’ business, operations and personnel, including portfolio managers; (iv) the investment practices and techniques used by the Adviser and the Subadvisers in managing the Funds; (v) the management fees payable by the Funds to the Adviser and the Funds’ overall fees and operating expenses, including in comparison to those of a category and a peer group of mutual funds; (vi) the sub-advisory fees payable to each Subadviser; (vii) the Adviser’s and the Subadvisers’ compliance programs and related policies and procedures; (viii) the financial condition of the Adviser and the Subadvisers; and (ix) other “fall-out” benefits the Adviser and/or its affiliates and the Subadvisers may receive based on their relationships with the Funds. At a meeting held on May 2, 2024 and at the May Renewal Meeting (collectively, the “May Meetings”), representatives of the Adviser made presentations to and responded to questions from the Trustees regarding services, fees, and other aspects of the Agreements.

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Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Tax Managed Funds (Unaudited) (Continued)

In addition to the May Meetings, the Board met periodically over the course of the year since the most recent approval of the Agreements. At these meetings, representatives of the Adviser and the Subadvisers furnished reports and other information to the Board, and engaged in discussions with the Board, regarding, among other things, the performance of the Funds and the Subadvisers, the services provided to the Funds by the Adviser and the Subadvisers, the Funds’ distribution arrangements, and compliance, risk management and operational matters related to the Trust, the Funds, the Adviser, and the Subadvisers. In addition, the Board received information between regularly scheduled meetings on particular matters as the need arose.

Throughout the evaluation process, including at the May Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including detailed memoranda from independent legal counsel regarding the legal standards applicable to the consideration of the approval of Agreements. In connection with their deliberations, the Independent Trustees met separately with their independent legal counsel on May 1, 2024 and in executive session and other informal meetings on several occasions, outside the presence of the interested Trustees, Trust officers, and representatives of the Adviser and the Subadvisers, to consider their responsibilities under relevant laws and to discuss the Agreements and materials presented and other matters deemed relevant to their consideration of the approval of the Agreements. The Independent Trustees used a team-based approach, with each team consisting of a sub-set of Independent Trustees, for purposes of facilitating the review of the materials provided by the Subadvisers.

In considering and approving the Agreements, the Trustees considered information that they deemed relevant, including, but not limited to, the information discussed in further detail below. The Board’s decision to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically in connection with the May Meetings, as well as the knowledge gained over time through previous interactions with the Adviser and the Subadvisers. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors and information. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decision to approve the continuation of the Agreements rather than to be all-inclusive.

1. The Nature, Extent and Quality of the Services Provided by the Adviser and the Subadvisers. The Trustees considered the nature, extent and quality of the services provided to the Funds by the Adviser and each Subadviser, including their respective responsibilities for management of the Funds. In this regard, the Board considered the terms of the Advisory Agreement and Sub-advisory Agreements and the range of services provided by the Adviser, Parametric and the Model Providers, including the Adviser’s oversight role and responsibilities with regard to the Subadvisers, and the Subadvisers’ roles in the day-to-day management of each Fund’s portfolio. The Board evaluated information about the nature and extent of responsibilities retained and risks assumed by the Adviser that were not delegated to or assumed by the Subadvisers, including the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Funds. The Board also evaluated the Adviser’s ongoing oversight of the Subadvisers, which includes continuous analysis of, and regular discussions with each Subadviser about, among other things, the Subadviser’s investment results and the performance of the Subadviser’s services under its Sub-advisory Agreement, and periodic on-site or virtual and other meetings with the Subadvisers. The Board further considered the Adviser’s provision of advisory services in connection with setting and continuously evaluating the design of the Funds, selecting, monitoring, and terminating Subadvisers, and making asset allocation adjustments among each Model Provider and Parametric in its capacity as direct indexing manager, as well as the impact of the Adviser’s services on each Fund’s investment performance. The Board noted that, with respect to the other mutual funds managed by the Adviser, the Adviser has demonstrated a record of initiating changes to subadvisers and asset allocations among subadvisers when warranted. The Board also took into account the Adviser’s oversight of the Funds’ operations and the Funds’ other service providers and the other services provided to the Funds by the Adviser, such as monitoring Parametric’s process for selecting broker-dealers to execute portfolio transactions and other trading operations.

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Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Tax Managed Funds (Unaudited) (Continued)

The Board considered the Adviser’s and each Subadviser’s operations, including personnel and other resources devoted to supporting such operations. The Board noted key personnel additions to and departures from the Adviser and certain Subadvisers, as well as their succession planning practices to ensure continuity of services provided to the Funds. The Board considered the Adviser’s and each Subadviser’s ability to attract and retain qualified personnel to service the Funds and the experience and skills of key management and investment personnel of the Adviser and the Subadvisers.

The Board also noted the compliance programs and compliance experience of the Adviser and the Subadvisers. The Board considered the Adviser’s day-to-day oversight of the Funds’ compliance with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of the Adviser’s oversight responsibilities in this regard. In addition, the Board considered the administrative and other services that are provided to the Funds by the Adviser, including analytical and other tools the Adviser employs to help manage the Funds’ risks. The Board recognized that the Funds may benefit from the Adviser’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

With respect to the Model Providers, the Board considered that the services provided by each Model Provider include providing a model portfolio to Parametric that represents the Model Provider’s recommendation as to the securities to be purchased, sold, or retained by a Fund and monitoring and updating such model portfolio on an on-going basis. The Board considered the experience and reputation of the Model Provider and the investment research capabilities and investment philosophy and processes used by the Model Provider in constructing, maintaining and updating their model portfolios.

With respect to Parametric, the Board considered Parametric’s role as tax overlay manager with respect to each Fund’s portfolio. The Board considered that, in this capacity, Parametric is responsible for constructing a portfolio that represents the aggregation of the model portfolios of the Subadvisers, including with respect to the direct indexing portion of a Fund, and implementing the investment recommendations of the Subadvisers for the Fund’s portfolio based on the aggregated model portfolio. The Board considered Parametric’s limited authority to vary from the model portfolios of the Subadvisers, primarily for the purpose of efficient tax management of a Fund’s securities transactions. The Board considered Parametric’s experience with respect to portfolio implementation and the practices, techniques and systems and tools used by Parametric in delivering these services. The Board also considered Parametric’s role as direct indexing manager for each Fund, pursuant to which Parametric manages an allocated portion of the Fund in a manner designed to provide exposure to a designated index.

The Board considered the special attributes of each Fund’s centralized portfolio management structure that uses Parametric as a tax overlay manager and the benefits that are expected to be realized from such a structure. The Board also considered the resources committed by the Adviser and its affiliates to support the on-going operations of the Funds’ portfolio management structure, including the model portfolio delivery process.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser and the Subadvisers are capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Agreements.

2. Fees and Other Expenses. The Board received and reviewed reports prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, comparing each Fund’s contractual management fee, net management fee and gross and net total expense ratios (net of fee and expense waivers and reimbursements) to those paid by an independently-selected Morningstar category and peer group of mutual funds. The Board noted that each of the Funds’ gross and net total expense ratios were below their respective peer group medians. The Board also noted that each Fund’s management fee was below its respective peer group median. The Board received a description of the methodology used by Broadridge to select the mutual funds in each Fund’s peer

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Bridge Builder Mutual Funds

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group. While the Board recognized that comparisons between a Fund and its peer group may be imprecise, the comparative, independently-selected information provided by Broadridge assisted the Board in evaluating the reasonableness of the Funds’ management fees and total expenses.

The Board observed that the Adviser confirmed that it has no other clients with investments strategies similar to those of the Funds for purposes of comparison. The Board also reviewed comparative fee information provided by the Subadvisers, including information (i) from each Model Provider regarding the fees charged to other accounts and funds, if any, managed by the Model Provider that have investment objectives and investment strategies similar those that the Model Provider utilizes for a portion of a Fund and (ii) from Parametric regarding fees charged to other accounts and funds, for which Parametric serves as direct indexing manager and tax overlay manager. The Board reviewed information about structural, operational and other differences, including the amount of assets being managed and the range of services provided, between such other accounts and funds managed by each Subadviser and the portion of each Fund’s assets managed by the Subadviser.

The Board noted that the Adviser has contractually agreed to waive its management fees for each Fund to the extent fees payable to the Adviser exceed the aggregate sub-advisory fees paid to each Subadviser of the Fund. The Board noted that the Adviser may terminate this waiver arrangement without Board approval effective upon the end of the then current one-year period, by providing the Board written notice of such termination by April 15. The Board further noted that the Adviser has irrevocably agreed not to exercise its right to terminate the waiver arrangement upon the end of the current one-year period, resulting in the arrangement continuing until at least October 28, 2025.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees payable under the Agreements are reasonable in light of the nature, extent and quality of the services rendered by the Adviser and the Subadvisers.

3. Investment Performance. The Board reviewed the investment performance of each Fund and Subadviser over the one-year period ended December 31, 2023 and evaluated the Adviser’s analysis of the Fund’s and Subadviser’s performance for this time period. The Board observed that performance information for the three- and five-year periods ended December 31, 2023 was unavailable because the Funds launched on June 1, 2022. The Board considered the investment performance of each Fund on an absolute basis and in comparison to appropriate benchmarks and each Fund’s respective Morningstar category and peer group as independently selected by Broadridge.

The Board also considered that it received detailed information on the performance of each Fund and Subadviser in connection with each of its regular quarterly meetings throughout the year. The Board considered that, at each quarterly Board meeting, the Trustees focused particular attention on information indicating less favorable performance of certain Funds and Subadvisers for specific time periods and the Adviser’s Portfolio Solutions Team reviewed with the Board factors contributing to such performance and the Portfolio Solutions Team’s evaluation of such performance in light of the Funds’ design objectives. In reviewing the performance reports, the Board considered the Adviser’s assessment of Parametric’s ability to mitigate the impacts of taxes in connection with the Funds’ securities transactions as measured by tax alpha and explanations of the factors contributing to the generation of tax alpha. The Board noted the Adviser’s representations that the performance of each of the Funds and each of the Subadvisers since the Funds’ inception has been in line with the Adviser’s expectations, including the performance of Parametric in providing tax overlay services to the Funds. The Board also noted the Adviser’s commitment to continue to report to the Board the performance of the Funds and the Subadvisers on a quarterly basis throughout the upcoming year to facilitate the Board’s ongoing review of the Funds’ investment performance.

For purposes of the Fund-by-Fund discussion below, the performance time period for the performance of the Funds and the Subadvisers is the period ended December 31, 2023, and the performance of each Fund and its Subadvisers relative to the “benchmark index” refers to the Fund’s benchmark index as identified by Broadridge.

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Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Tax Managed Funds (Unaudited) (Continued)

The Board reviewed the performance of the Tax Managed Large Cap Fund. The Board observed that the Tax Managed Large Cap Fund underperformed its peer group median and the benchmark index for the one-year period. The Board also reviewed the investment performance of each Subadviser of the Tax Managed Large Cap Fund. In so doing, the Board observed that T. Rowe Price outperformed the benchmark index for the one-year period, while Barrow Hanley and Clearbridge each underperformed the benchmark index for the one-year period.

The Board reviewed the performance of the Tax Managed Small/Mid Cap Fund. The Board observed that the Tax Managed Small/Mid Cap Fund outperformed its peer group median and underperformed the benchmark index for the one-year period. The Board also reviewed the investment performance of each Subadviser of the Tax Managed Small/Mid Cap Fund. In so doing, the Board observed that AllianceBernstein and J.P. Morgan each outperformed the benchmark index for the one-year period, while Allspring, Neuberger Berman and GSAM each underperformed the benchmark index for the one-year period.

The Board reviewed the performance of the Tax Managed International Equity Fund. The Board observed that the Tax Managed International Equity Fund outperformed its peer group median and underperformed the benchmark index for the one-year period. The Board also reviewed the investment performance of each Subadviser of the Tax Managed International Equity Fund. In so doing, the Board observed that Pzena and Walter Scott each outperformed the benchmark index for the one-year period, while T. Rowe Price underperformed the benchmark index for the one-year period.

Taking into account the performance information above and other performance information deemed relevant by the Board, including any steps that the Adviser and Subadvisers had taken, or had agreed to take, to address underperformance, the Board concluded that the investment performance generated for each Fund was generally satisfactory, or that any steps taken, or agreed to be taken, by the Adviser and Subadvisers to address any performance issues were satisfactory.

4. Profitability and Economies of Scale. The Board considered that the Adviser has contractually agreed to waive its management fees to the extent management fees to be paid to the Adviser exceed the aggregate sub-advisory fees to be paid to the Subadvisers. The Board considered that the Adviser, therefore, does not profit from providing advisory services to the Funds or receive any differential compensation from allocating assets in any particular manner among each Model Provider and Parametric in its capacity as direct indexing manager. In addition, the Board did not consider the profitability of the Subadvisers to be a material factor with respect to the Board’s consideration of the Sub-advisory Agreements, given that the Subadvisers are not affiliated with the Adviser and the Board received a representation from the Adviser that the sub-advisory fees are the result of an arms’ length negotiation. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board also received and considered information about the extent to which economies of scale may be realized as the Funds’ assets grow and whether the Funds’ fee structure is designed to share the benefits of economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that most of the Subadvisers have agreed to contractual breakpoints in their sub-advisory fee schedules, which accrue to the benefit of Fund shareholders in light of the Adviser’s contractual management fee waiver.

5. Indirect Benefits. The Board considered other benefits to the Adviser and its affiliates and the Subadvisers from their relationships with the Funds. The Board noted that Fund shares are available exclusively to investors participating in investment advisory programs (asset-based fee programs) sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser, as well as current and former Trustees. Accordingly, the Board received and considered information about asset-based fee rates charged by Edward Jones to participants in such investment advisory programs in connection with their investments in the Funds. In addition, the Board considered information regarding potential “float” interest benefits received by Edward Jones in connection with certain investor transactions in the Funds’ shares, including information regarding trends over time. Further, the Board considered that the Adviser, Edward Jones and each Subadviser may derive a benefit to their reputations and standing in the investment community from their relationship with the Funds.

545

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Tax Managed Funds (Unaudited) (Continued)

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above and other information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements for an additional year.

546

Bridge Builder Mutual Funds

General Information (Unaudited)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-PORT Disclosure

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding the Trust’s Form N-PORT filings is also available, without charge, by calling, 1-855-823-3611.

Tax Notice

The following table lists the percentages of dividend income distributed by the Funds for the period ended June 30, 2024, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively.

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
Core Bond Fund	—%	—%
Core Plus Bond Fund	—	—
Municipal Bond Fund	—	—
Municipal High-Income Bond Fund	—	—
Large Cap Growth Fund	85.47	85.66
Large Cap Value Fund	95.95	82.00
Tax Managed Large Cap Fund	99.18	99.18
Small/Mid Cap Growth Fund	89.28	89.26
Small/Mid Cap Value Fund	97.85	98.10
Tax Managed Small/Mid Cap Fund	98.92	98.92
International Equity Fund	89.71	0.15
Tax Managed International Equity Fund	93.00	2.19

547

Bridge Builder Mutual Funds

General Information (Unaudited) (Continued)

The following table lists the percentages of ordinary income distributions paid by the Funds, for the period ended June 30, 2024, that were designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(A) and qualify as interest related dividends under Internal Revenue Code Section 871(k)(1)(A), respectively.

% of Ordinary Income Distribution
Fund	Short Term Capital Gain Distribution
Core Bond Fund	—%
Core Plus Bond Fund	—
Municipal Bond Fund	—
Municipal High-Income Bond Fund	—
Large Cap Growth Fund	—
Large Cap Value Fund	2.32
Tax Managed Large Cap Fund	—
Small/Mid Cap Growth Fund	—
Small/Mid Cap Value Fund	—
Tax Managed Small/Mid Cap Fund	—
International Equity Fund	—
Tax Managed International Equity Fund	—

For the fiscal year ended June 30, 2024, the International Equity Fund earned foreign source income of $501,648,199 which amounts to $0.36 per share, and paid foreign taxes of $43,308,819 which amounts to $0.03 per share, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

For the fiscal year ended June 30, 2024, the Tax Managed International Equity Fund earned foreign source income of $43,224,464 which amounts to $0.30 per share, and paid foreign taxes of $4,603,656 which amounts to $0.03 per share, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

As of June 30, 2024, the following Funds are designating amounts as long-term capital gain distributions under Section 852(b)(3) as follows:

Fund	Long-Term Capital Gain Distributions (000)
Core Bond Fund	$—
Core Plus Bond Fund	—
Municipal Bond Fund	—
Municipal High-Income Bond Fund	—
Large Cap Growth Fund (1)	169,408
Large Cap Value Fund (2)	632,910
Tax Managed Large Cap Fund	—
Small/Mid Cap Growth Fund	—
Small/Mid Cap Value Fund (3)	198,577
Tax Managed Small/Mid Cap Fund	—
International Equity Fund	—
Tax Managed International Equity Fund	—

(1)	Tax equalization of $169,408 is included in this amount.

(2)	Tax equalization of $54,682 is included in this amount.

(3)	Tax equalization of $20,229 is included in this amount.

548

Investment Adviser

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Administrator & Fund Accountant

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Legal Counsel

Morgan Lewis & Bockius, LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

549

Bridge Builder Mutual Funds

Bridge Builder mutual funds provide investors diversified expertise from leading asset management firms. The management of Bridge Builder mutual funds is rooted in our investment philosophy of diversification, a long-term approach and high quality.

Visit www.bridgebuildermutualfunds.com for more information.

Enroll in e-delivery

Add convenience and organization to your financial life by signing up for e-delivery. Visit www.edwardjones.com/edelivery to learn more and enroll.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus. Investors should carefully consider the investment objectives, risks and charges and expenses of the Funds prior to investing. The prospectus contains this and other important information and should be read carefully before investing.

DES-8308-A

ITEM 8.  CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT COMPANIES.

The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.  CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.  EXHIBITS.

(a)	(1)	Code of Ethics for Principal Executive Officer and Principal Financial Officer (as referenced in Item 2 above), attached hereto as Exhibit (a)(1).

	(2)	Not applicable.

	(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

	(4)	Not applicable.

	(5)	Not applicable.

(b)		Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bridge Builder Trust

By:	/s/ Colleen R. Dean
Name:	Colleen R. Dean
Title:	Principal Executive Officer

Date:	August 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bridge Builder Trust

By:	/s/ Colleen R. Dean
Name:	Colleen R. Dean
Title:	Principal Executive Officer

Date:	August 26, 2024

By:	/s/ Aaron J. Masek
Name:	Aaron J. Masek
Title:	Principal Financial Officer

Date:	August 26, 2024